UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1.	Reports to Stockholders.

EQ Advisors Trust

2011 Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ Advisors Trust Semi-Annual Report

June 30, 2011

ALL ASSET ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/International Core PLUS Portfolio	6.2%
EQ/GAMCO Small Company Value Portfolio	6.0
iShares COMEX Gold Trust	5.6
EQ/Large Cap Growth PLUS Portfolio	5.3
EQ/Global Multi-Sector Equity Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	4.4
EQ/Large Cap Core PLUS Portfolio	4.4
EQ/Davis New York Venture Portfolio	4.3
EQ/BlackRock Basic Value Equity Portfolio	4.3
EQ/Global Bond PLUS Portfolio	4.0
EQ/AllianceBernstein Small Cap Growth Portfolio	3.7
Multimanager Core Bond Portfolio	3.6
EQ/GAMCO Mergers and Acquisitions Portfolio	3.4
SPDR Barclays Capital High Yield Bond ETF	3.1
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3.1
Vanguard REIT ETF	2.5
iShares JP Morgan USD Emerging Markets Bond Fund	2.2
iShares S&P North American Natural Resources Sector Index Fund	2.0
iShares MSCI EAFE Small Cap Index Fund	1.9
EQ/MFS International Growth Portfolio	1.8
Multimanager Large Cap Core Equity Portfolio	1.8
Multimanager Small Cap Growth Portfolio	1.6
iShares Cohen & Steers Realty Majors Index Fund	1.5
Multimanager Large Cap Value Portfolio	1.5
EQ/Boston Advisors Equity Income Portfolio	1.3
EQ/Equity Growth PLUS Portfolio	1.3
EQ/AXA Franklin Small Cap Value Core Portfolio	1.2
EQ/International Value PLUS Portfolio	1.1
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	1.1
EQ/Large Cap Value PLUS Portfolio	1.1
iShares Silver Trust	1.0
Multimanager International Equity Portfolio	1.0
iShares S&P Developed ex-U.S. Property Index Fund	1.0
Multimanager Mid Cap Value Portfolio	0.9
iShares FTSE China 25 Index Fund	0.9
Multimanager Mid Cap Growth Portfolio	0.8
EQ/Intermediate Government Bond Index Portfolio	0.7
iShares S&P Latin America 40 Index Fund	0.6
iShares S&P Global Energy Sector Index Fund	0.6
iShares S&P Global Clean Energy Index Fund	0.6
iShares MSCI Emerging Markets Index Fund	0.5
SPDR S&P Emerging Asia Pacific ETF	0.5
Multimanager Small Cap Value Portfolio	0.4
EQ/Core Bond Index Portfolio	0.3
EQ/Small Company Index Portfolio	0.2
SPDR S&P Emerging Markets SmallCap ETF	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

ALL ASSET ALLOCATION PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,048.20	$0.51
Hypothetical (5% average return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	1,047.00	1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.35% ,respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	580,390	$10,455,636
EQ/AXA Franklin Small Cap Value Core Portfolio‡	308,514	3,281,390
EQ/BlackRock Basic Value Equity Portfolio‡	836,367	11,931,290
EQ/Boston Advisors Equity Income Portfolio‡	686,186	3,812,474
EQ/Core Bond Index Portfolio‡	98,895	979,361
EQ/Davis New York Venture Portfolio‡	1,199,601	11,955,320
EQ/Equity Growth PLUS Portfolio‡	234,158	3,692,942
EQ/GAMCO Mergers and Acquisitions Portfolio‡	727,160	9,482,228
EQ/GAMCO Small Company Value Portfolio‡	405,118	16,725,905
EQ/Global Bond PLUS Portfolio‡	1,082,573	11,121,004
EQ/Global Multi-Sector Equity Portfolio‡	968,364	12,615,577
EQ/Intermediate Government Bond Index Portfolio‡	191,157	1,923,155
EQ/International Core PLUS Portfolio‡	1,727,964	17,360,577
EQ/International Value PLUS Portfolio‡	252,864	3,116,793
EQ/Large Cap Core PLUS Portfolio‡	1,627,283	12,379,397
EQ/Large Cap Growth PLUS Portfolio‡	828,037	14,889,790
EQ/Large Cap Value PLUS Portfolio‡	279,528	3,007,439
EQ/MFS International Growth Portfolio‡	760,378	5,168,302
EQ/PIMCO Ultra Short Bond Portfolio‡	1,240,749	12,407,866
EQ/Small Company Index Portfolio‡	54,636	610,720
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	77,900	8,618,856
iShares Cohen & Steers Realty Majors Index Fund	58,800	4,263,588
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	44,420	3,082,304
iShares FTSE China 25 Index Fund	56,900	2,443,855
iShares Gold Trust*	1,075,000	15,738,000
iShares JP Morgan USD Emerging Markets Bond Fund	55,360	6,051,955
iShares MSCI EAFE Small Cap Index Fund	125,000	5,453,750
iShares MSCI Emerging Markets Index Fund	32,800	1,561,280
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,773,848
iShares S&P Global Clean Energy Index Fund	98,410	1,593,258

	Number of Shares	Value (Note 1)

iShares S&P Global Energy Sector Index Fund	42,560	$1,776,880
iShares S&P Latin America 40 Index Fund	35,600	1,837,672
iShares S&P North American Natural Resources Sector Index Fund	130,760	5,708,982
iShares Silver Trust*	87,950	2,977,108
Multimanager Core Bond Portfolio‡	945,693	10,024,572
Multimanager International Equity Portfolio‡	252,398	2,879,813
Multimanager Large Cap Core Equity Portfolio‡	463,085	4,999,866
Multimanager Large Cap Value Portfolio‡	400,941	4,131,022
Multimanager Mid Cap Growth Portfolio*‡	224,792	2,281,535
Multimanager Mid Cap Value Portfolio‡	231,892	2,445,067
Multimanager Small Cap Growth Portfolio*‡	488,880	4,509,120
Multimanager Small Cap Value Portfolio‡	89,004	1,018,725
SPDR Barclays Capital High Yield Bond ETF	216,200	8,695,564
SPDR S&P Emerging Asia Pacific ETF	16,200	1,370,196
SPDR S&P Emerging Markets SmallCap ETF	10,400	565,136
Vanguard REIT ETF	115,300	6,929,530

Total Investment Companies (98.6%) (Cost $250,490,233)		280,648,648

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.4%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $4,067,377)	$4,067,377	4,067,377

Total Investments (100.0%) (Cost $254,557,610)		284,716,025
Other Assets Less Liabilities (0.0%)		(20,092)

Net Assets (100%)		$284,695,933

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$4,651,462	$5,150,000	$—	$10,455,636	$—	$—
EQ/AXA Franklin Small Cap Value Core Portfolio	3,309,224	61,291	226,289	3,281,390	—	(1,015)
EQ/BlackRock Basic Value Equity Portfolio	11,824,720	160,889	595,708	11,931,290	—	(4,364)
EQ/Boston Advisors Equity Income Portfolio	4,560,199	61,291	936,603	3,812,474	—	138,671
EQ/Core Bond Index Portfolio	2,417,882	168,551	1,621,990	979,361	—	(2,486)
EQ/Davis New York Venture Portfolio	12,173,100	191,535	653,716	11,955,320	—	50,265
EQ/Equity Growth PLUS Portfolio	3,632,986	45,968	170,436	3,692,942	—	(1,481)
EQ/GAMCO Mergers and Acquisitions Portfolio	10,839,094	137,905	1,902,159	9,482,228	—	4,707
EQ/GAMCO Small Company Value Portfolio	15,315,349	2,176,212	1,544,438	16,725,905	—	253,225
EQ/Global Bond PLUS Portfolio	15,390,469	268,149	4,813,442	11,121,004	—	172,131
EQ/Global Multi-Sector Equity Portfolio	12,518,466	160,889	608,268	12,615,577	—	(16,924)
EQ/Intermediate Government Bond Index Portfolio	3,019,402	45,968	1,196,142	1,923,155	—	(27,186)
EQ/International Core PLUS Portfolio	17,248,788	252,826	956,112	17,360,577	—	(26,857)
EQ/International Value PLUS Portfolio(a)	3,430,619	183,874	694,069	3,116,793	—	(18,247)
EQ/Large Cap Core PLUS Portfolio	12,958,058	160,889	1,352,202	12,379,397	—	89,142
EQ/Large Cap Growth PLUS Portfolio	17,098,970	222,181	3,055,459	14,889,790	—	361,159
EQ/Large Cap Value PLUS Portfolio	3,844,227	76,614	879,776	3,007,439	—	251,816
EQ/MFS International Growth Portfolio(b)	5,074,227	53,630	184,961	5,168,302	—	12,153
EQ/PIMCO Ultra Short Bond Portfolio	3,953,019	8,400,000	—	12,407,866	—	—
EQ/Small Company Index Portfolio	574,574	—	—	610,720	—	—
Multimanager Core Bond Portfolio	13,494,667	403,116	3,940,326	10,024,572	142,629	17,088
Multimanager International Equity Portfolio	3,022,956	91,937	316,297	2,879,813	—	21,614
Multimanager Large Cap Core Equity Portfolio	4,883,226	68,953	254,685	4,999,866	—	(1,252)
Multimanager Large Cap Value Portfolio	4,155,980	91,937	340,417	4,131,022	—	(2,506)
Multimanager Mid Cap Growth Portfolio	2,077,720	—	—	2,281,535	—	—
Multimanager Mid Cap Value Portfolio	2,335,555	—	—	2,445,067	—	—
Multimanager Small Cap Growth Portfolio	3,576,102	1,264,921	399,559	4,509,120	—	22,829
Multimanager Small Cap Value Portfolio	979,631	7,661	27,638	1,018,725	—	521

	$198,360,672	$19,907,187	$26,670,692	$199,206,886	$142,629	$1,293,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

(a)	Formerly known as EQ/BlackRock International Value Portfolio.
(b)	Formerly known as EQ/International Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$81,441,762	$—	$—	$81,441,762
Investment Companies	—	199,206,886	—	199,206,886
Short-Term Investments	—	4,067,377	—	4,067,377

Total Assets	$81,441,762	$203,274,263	$—	$284,716,025

Total Liabilities	$—	$—	$—	$—

Total	$81,441,762	$203,274,263	$—	$284,716,025

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$30,092,176
Net Proceeds of Sales and Redemptions:
Investment Companies	$37,781,793

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,188,331
Aggregate gross unrealized depreciation	(8,283,552)

Net unrealized appreciation	$29,904,779

Federal income tax cost of investments	$254,811,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $184,324,229)	$199,206,886
Unaffiliated Issuers (Cost $70,233,381)	85,509,139
Receivable from Separate Accounts for Trust shares sold	213,169
Receivable for securities sold	3,912
Other assets	4,453

Total assets	284,937,559

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	125,223
Distribution fees payable - Class IB	56,958
Administrative fees payable	10,585
Trustees’ fees payable	140
Accrued expenses	48,720

Total liabilities	241,626

NET ASSETS	$284,695,933

Net assets were comprised of:
Paid in capital	$345,811,671
Accumulated undistributed net investment income (loss)	928,055
Accumulated undistributed net realized gain (loss) on investments	(92,202,208)
Unrealized appreciation (depreciation) on investments	30,158,415

Net assets	$284,695,933

Class IA
Net asset value, offering and redemption price per share, $2,832,158 / 146,387 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.35

Class IB
Net asset value, offering and redemption price per share, $281,863,775 / 14,554,919 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($142,629 of dividend income received from affiliates)	$1,170,600

EXPENSES
Distribution fees - Class IB	349,275
Tax expense	236,964
Administrative fees	227,167
Investment management fees	140,836
Custodian fees	45,202
Professional fees	14,769
Printing and mailing expenses	11,118
Trustees’ fees	3,201
Miscellaneous	2,091

Gross expenses	1,030,623
Less: Waiver from investment advisor	(303,444)
Reimbursement from investment advisor†	(236,964)

Net expenses	490,215

NET INVESTMENT INCOME (LOSS)	680,385

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($1,293,003 of realized gain (loss) from affiliates)	3,265,797
Net change in unrealized appreciation (depreciation) on securities	9,029,596

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,295,393

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,975,778

† Reimbursement from affiliate for tax expense.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$680,385	$3,555,126
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	3,265,797	(4,115,435)
Net change in unrealized appreciation (depreciation) on investments	9,029,596	37,606,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,975,778	37,046,287

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(27,314)
Class IB	—	(3,781,082)

	—	(3,808,396)

Distributions from net realized capital gains
Class IA	—	(39,376)
Class IB	—	(6,965,180)

	—	(7,004,556)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,812,952)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 80,285 and 106,264 shares, respectively ]	1,538,261	1,839,964
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,661 shares, respectively ]	—	66,690
Capital shares repurchased [ (28,135) and (16,320) shares, respectively ]	(534,597)	(272,696)

Total Class IA transactions	1,003,664	1,633,958

Class IB
Capital shares sold [ 668,328 and 881,360 shares, respectively ]	12,745,167	15,565,359
Capital shares issued in reinvestment of dividends and distributions [ 0 and 592,437 shares, respectively ]	—	10,746,262
Capital shares repurchased [ (1,109,513) and (2,538,590) shares, respectively ]	(21,180,103)	(44,052,888)

Total Class IB transactions	(8,434,936)	(17,741,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,431,272)	(16,107,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,544,506	10,126,026
NET ASSETS:
Beginning of period	279,151,427	269,025,401

End of period (a)	$284,695,933	$279,151,427

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$928,055	$247,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$18.46		$16.72	$16.39

Income (loss) from investment operations:
Net investment income (loss) (x)	0.07	(e)	0.51 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	0.82		2.02	0.69

Total from investment operations	0.89		2.53	0.94

Less distributions:
Dividends from net investment income	—		(0.31)	(0.36)
Distributions from net realized gains	—		(0.48)	(0.25)

Total dividends and distributions	—		(0.79)	(0.61)

Net asset value, end of period	$19.35		$18.46	$16.72

Total return (b)	4.82%		15.20%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,832		$1,739	$11
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10	%(v)	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.48	%(c)	0.35%	0.43%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.79	%(w)	2.89%	8.39%
Before waivers and reimbursements (a)(f)(x)	0.42%		2.64%	8.06%
Portfolio turnover rate	11%		27%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009		2008	2007	2006
Net asset value, beginning of period	$18.50		$16.75		$13.76		$21.26	$21.12	$19.71

Income (loss) from investment operations:
Net investment income (loss) (x)	0.05	(e)	0.23	(e)	0.31	(e)	0.28 (e)	0.31 (e)	0.43 (e)
Net realized and unrealized gain (loss) on investments	0.82		2.26		3.28		(6.65)	0.63	1.58

Total from investment operations	0.87		2.49		3.59		(6.37)	0.94	2.01

Less distributions:
Dividends from net investment income	—		(0.26)		(0.32)		(0.42)	(0.80)	(0.60)
Distributions from net realized gains	—		(0.48)		(0.28)		(0.71)	—	—

Total dividends and distributions	—		(0.74)		(0.60)		(1.13)	(0.80)	(0.60)

Net asset value, end of period	$19.37		$18.50		$16.75		$13.76	$21.26	$21.12

Total return (b)	4.70%		14.95%		26.12%		(30.37)%	4.52%	10.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$281,864		$277,412		$269,015		$245,400	$431,095	$508,403
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35	%(v)	0.35%		0.35%		0.35%	0.35%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.35	%(v)	0.35%		0.35%		0.35%	0.35%	0.35%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.73%		0.60	%(c)	0.68	%(c)	0.58%	0.55%	0.55%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.48	%(w)	1.34%		2.06%		1.53%	1.42%	2.13%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	0.48	%(w)	1.34%		2.06%		1.53%	1.43%	2.13%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	0.10%		1.08%		1.75%		1.29%	1.22%	1.93%
Portfolio turnover rate	11%		27%		44%		34%	62%	15%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(v)	Expense ratio before affiliated reimbursement from Investment Advisor would be 0.27% and 0.52% for Class IA and Class IB, respectively.
(w)	Income ratio before affiliated reimbursement from Investment Advisor would be 0.64% and 0.31% for Class IA and Class IB, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Core Bond Index Portfolio	35.6%
ATM Core Bond Portfolio	28.2
EQ/Intermediate Government Bond Index Portfolio	15.7
AXA Tactical Manager 500 Portfolio	11.8
AXA Tactical Manager 2000 Portfolio	4.1
AXA Tactical Manager International Portfolio	3.2
AXA Tactical Manager 400 Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IB
Actual	$1,000.00	$1,017.80	$1.95
Hypothetical (5% average return before expenses)	1,000.00	1,022.86	1.96

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.39%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	6,638,844	$64,499,433
AXA Tactical Manager 2000 Portfolio‡	577,514	9,344,865
AXA Tactical Manager 400 Portfolio‡	187,002	3,117,840
AXA Tactical Manager 500 Portfolio‡	1,856,657	26,994,295
AXA Tactical Manager International Portfolio‡	555,292	7,440,563
EQ/Core Bond Index Portfolio‡	8,230,828	81,510,272
EQ/Intermediate Government Bond Index Portfolio‡	3,568,520	35,901,493

Total Investments (99.8%) (Cost $224,595,778)		228,808,761
Other Assets Less Liabilities (0.2%)		404,324

Net Assets (100%)		$229,213,085

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$57,995,172	$8,579,244	$1,774,687	$64,499,433	$—	$(374)
AXA Tactical Manager 2000 Portfolio(a)	6,013,508	3,602,530	718,946	9,344,865	—	29,554
AXA Tactical Manager 400 Portfolio(b)	2,346,831	607,341	39,508	3,117,840	—	92
AXA Tactical Manager 500 Portfolio(c)	20,655,445	7,839,931	2,725,874	26,994,295	—	9,224
AXA Tactical Manager International Portfolio(d)	5,153,712	2,098,859	128,646	7,440,563	—	53
EQ/Core Bond Index Portfolio	58,380,228	24,976,831	3,255,848	81,510,272	—	(16)
EQ/Intermediate Government Bond Index Portfolio	18,694,117	17,729,392	977,894	35,901,493	—	49

	$169,239,013	$65,434,128	$9,621,403	$228,808,761	$—	$38,582

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio-I
(b)	Formerly known as AXA Tactical Manager 400 Portfolio-I
(c)	Formerly known as AXA Tactical Manager 500 Portfolio-I
(d)	Formerly known as AXA Tactical Manager International Portfolio-I

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$228,808,761	$—	$228,808,761

Total Assets	$—	$228,808,761	$—	$228,808,761

Total Liabilities	$—	$—	$—	$—

Total	$—	$228,808,761	$—	$228,808,761

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$65,434,128
Net Proceeds of Sales and Redemptions:
Investment Companies	$9,659,985

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,830,765
Aggregate gross unrealized depreciation	(1,617,782)

Net unrealized appreciation	$4,212,983

Federal income tax cost of investments	$224,595,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $224,595,778)	$228,808,761
Cash	632,134
Receivable from Separate Accounts for Trust shares sold	448,692
Other assets	1,370

Total assets	229,890,957

LIABILITIES
Payable for securities purchased	347,724
Payable to Separate Accounts for Trust shares redeemed	234,167
Distribution fees payable - Class IB	45,522
Administrative fees payable	19,610
Accrued expenses	30,849

Total liabilities	677,872

NET ASSETS	$229,213,085

Net assets were comprised of:
Paid in capital	$222,079,158
Accumulated undistributed net investment income (loss)	(381,619)
Accumulated undistributed net realized gain (loss) on investments	3,302,563
Unrealized appreciation (depreciation) on investments	4,212,983

Net assets	$229,213,085

Class IB
Net asset value, offering and redemption price per share, $229,213,085 / 20,085,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Distribution fees - Class IB	$242,042
Administrative fees	161,342
Investment management fees	96,816
Custodian fees	16,647
Professional fees	12,302
Printing and mailing expenses	7,461
Trustees’ fees	2,071
Miscellaneous	2,015

Gross expenses	540,696
Less: Waiver from investment advisor	(159,077)

Net expenses	381,619

NET INVESTMENT INCOME (LOSS)	(381,619)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	38,582
Net change in unrealized appreciation (depreciation) on securities	3,757,023

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,795,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,413,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(381,619)	$1,642,936
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	38,582	4,157,594
Net change in unrealized appreciation (depreciation) on investments	3,757,023	736,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,413,986	6,536,912

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,940,363)
Distributions from net realized capital gains
Class IB	—	(606,306)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,546,669)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,684,439 and 13,633,510 shares, respectively ]	75,771,755	150,564,907
Capital shares issued in reinvestment of dividends and distributions [ 0 and 227,713 shares, respectively ]	—	2,546,669
Capital shares repurchased [ (1,718,625) and (1,897,515) shares, respectively ]	(19,460,949)	(21,118,732)

Total Class IB transactions	56,310,806	131,992,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	56,310,806	131,992,844

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,724,792	135,983,087
NET ASSETS:
Beginning of period	169,488,293	33,505,206

End of period (a)	$229,213,085	$169,488,293

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(381,619)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$11.21		$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.19	(e)	0.56	(e)
Net realized and unrealized gain (loss) on investments	0.22		0.57		0.27	†

Total from investment operations	0.20		0.76		0.83

Less distributions:
Dividends from net investment income	—		(0.13)		(0.19)
Distributions from net realized gains	—		(0.04)		(0.02)

Total dividends and distributions	—		(0.17)		(0.21)

Net asset value, end of period	$11.41		$11.21		$10.62

Total return (b)	1.78%		7.23%		8.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$229,213		$169,488		$33,505
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.39	%(j)	0.42	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.56%		0.62%		2.00%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.39)%		1.71%		7.82%
Before waivers and reimbursements (a)(f)(x)	(0.56)%		1.50%		6.24%
Portfolio turnover rate	5%		65%		15%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Core Bond Index Portfolio	25.7%
AXA Tactical Manager 500 Portfolio	24.0
ATM Core Bond Portfolio	22.4
EQ/Intermediate Government Bond Index Portfolio	10.9
AXA Tactical Manager 2000 Portfolio	8.4
AXA Tactical Manager International Portfolio	6.3
AXA Tactical Manager 400 Portfolio	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IB
Actual	$1,000.00	$1,027.50	$2.11
Hypothetical (5% average return before expenses)	1,000.00	1,022.71	2.11

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.42%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	8,831,415	$85,801,265
AXA Tactical Manager 2000 Portfolio‡	1,975,199	31,961,069
AXA Tactical Manager 400 Portfolio‡	530,506	8,845,018
AXA Tactical Manager 500 Portfolio‡	6,313,040	91,786,531
AXA Tactical Manager International Portfolio‡	1,812,309	24,283,804
EQ/Core Bond Index Portfolio‡	9,910,422	98,143,375
EQ/Intermediate Government Bond Index Portfolio‡	4,136,735	41,618,079

Total Investments (99.9%) (Cost $366,245,213)		382,439,141
Other Assets Less Liabilities (0.1%)		222,618

Net Assets (100%)		$382,661,759

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$75,828,563	$12,416,637	$2,042,857	$85,801,265	$—	$(27)
AXA Tactical Manager 2000 Portfolio(a)	21,400,565	9,236,572	42,304	31,961,069	—	40
AXA Tactical Manager 400 Portfolio(b)	6,795,640	1,478,533	9,881	8,845,018	—	(1)
AXA Tactical Manager 500 Portfolio(c)	71,489,651	21,124,467	4,781,257	91,786,531	—	257,064
AXA Tactical Manager International Portfolio(d)	17,614,298	5,666,695	36,679	24,283,804	—	19
EQ/Core Bond Index Portfolio	74,134,845	25,064,047	2,859,320	98,143,375	—	(328)
EQ/Intermediate Government Bond Index Portfolio	23,261,011	17,900,669	135,509	41,618,079	—	5

	$290,524,573	$92,887,620	$9,907,807	$382,439,141	$—	$256,772

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio-I
(b)	Formerly known as AXA Tactical Manager 400 Portfolio-I
(c)	Formerly known as AXA Tactical Manager 500 Portfolio-I
(d)	Formerly known as AXA Tactical Manager International Portfolio-I

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$382,439,141	$—	$382,439,141

Total Assets	$—	$382,439,141	$—	$382,439,141

Total Liabilities	$—	$—	$—	$—

Total	$—	$382,439,141	$—	$382,439,141

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$92,887,620
Net Proceeds of Sales and Redemptions:
Investment Companies	$10,164,579

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,186,865
Aggregate gross unrealized depreciation	(1,992,937)

Net unrealized appreciation	$16,193,928

Federal income tax cost of investments	$366,245,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $366,245,213)	$382,439,141
Cash	235,979
Receivable from Separate Accounts for Trust shares sold	507,371
Other assets	2,342

Total assets	383,184,833

LIABILITIES
Payable for securities purchased	325,501
Distribution fees payable - Class IB	76,024
Payable to Separate Accounts for Trust shares redeemed	44,183
Administrative fees payable	42,517
Trustees’ fees payable	15
Accrued expenses	34,834

Total liabilities	523,074

NET ASSETS	$382,661,759

Net assets were comprised of:
Paid in capital	$361,715,262
Accumulated undistributed net investment income (loss)	(694,730)
Accumulated undistributed net realized gain (loss) on investments	5,447,299
Unrealized appreciation (depreciation) on investments	16,193,928

Net assets	$382,661,759

Class IB
Net asset value, offering and redemption price per share, $382,661,759 / 31,063,355 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Distribution fees - Class IB	$415,678
Administrative fees	265,524
Investment management fees	166,270
Custodian fees	16,254
Professional fees	13,356
Printing and mailing expenses	12,927
Trustees’ fees	3,563
Miscellaneous	2,766

Gross expenses	896,338
Less: Waiver from investment advisor	(201,608)

Net expenses	694,730

NET INVESTMENT INCOME (LOSS)	(694,730)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	256,772
Net change in unrealized appreciation (depreciation) on securities	8,934,754

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,191,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,496,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(694,730)	$2,234,108
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	256,772	7,375,804
Net change in unrealized appreciation (depreciation) on investments	8,934,754	7,095,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,496,796	16,705,301

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(3,125,820)
Distributions from net realized capital gains
Class IB	—	(1,293,922)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,419,742)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,016,277 and 20,059,746 shares, respectively ]	97,969,596	231,983,508
Capital shares issued in reinvestment of dividends and distributions [ 0 and 369,151 shares, respectively ]	—	4,419,742
Capital shares repurchased [ (1,134,646) and (1,180,166) shares, respectively ]	(13,862,400)	(13,712,115)

Total Class IB transactions	84,107,196	222,691,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	84,107,196	222,691,135

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,603,992	234,976,694
NET ASSETS:
Beginning of period	290,057,767	55,081,073

End of period (a)	$382,661,759	$290,057,767

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(694,730)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$11.99		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.16	(e)	0.46	(e)
Net realized and unrealized gain (loss) on investments	0.36		0.85		0.90

Total from investment operations	0.33		1.01		1.36

Less distributions:
Dividends from net investment income	—		(0.13)		(0.15)
Distributions from net realized gains	—		(0.06)		(0.04)

Total dividends and distributions	—		(0.19)		(0.19)

Net asset value, end of period	$12.32		$11.99		$11.17

Total return (b)	2.75%		9.05%		13.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$382,662		$290,058		$55,081
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.42	%(j)	0.43	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	0.54%		0.58%		1.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.42)%		1.37%		6.07%
Before waivers and reimbursements (a)(f)(x)	(0.54)%		1.22%		5.12%
Portfolio turnover rate	3%		51%		22%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2011
AXA Tactical Manager 500 Portfolio	30.2%
EQ/Core Bond Index Portfolio	21.0
ATM Core Bond Portfolio	18.4
AXA Tactical Manager 2000 Portfolio	10.6
EQ/Intermediate Government Bond Index Portfolio	9.3
AXA Tactical Manager International Portfolio	8.0
AXA Tactical Manager 400 Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,033.50	$1.06
Hypothetical (5% average return before expenses)	1,000.00	1,023.75	1.05
Class IB
Actual	1,000.00	1,031.00	2.32
Hypothetical (5% average return before expenses)	1,000.00	1,022.51	2.31

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.21% and 0.46% respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	14,275,437	$138,692,451
AXA Tactical Manager 2000 Portfolio‡	4,931,186	79,792,443
AXA Tactical Manager 400 Portfolio‡	1,125,493	18,765,119
AXA Tactical Manager 500 Portfolio‡	15,603,416	226,861,138
AXA Tactical Manager International Portfolio‡	4,505,403	60,369,579
EQ/Core Bond Index Portfolio‡	15,963,421	158,086,510
EQ/Intermediate Government Bond Index Portfolio‡	6,970,504	70,127,525

Total Investments (99.9%) (Cost $713,642,694)		752,694,765
Other Assets Less Liabilities (0.1%)		815,192

Net Assets (100%)		$753,509,957

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$116,155,802	$27,180,089	$4,000,218	$138,692,451	$—	$(218)
AXA Tactical Manager 2000 Portfolio(a)	51,210,597	25,223,718	—	79,792,443	—	—
AXA Tactical Manager 400 Portfolio(b)	13,607,274	3,973,414	—	18,765,119	—	—
AXA Tactical Manager 500 Portfolio(c)	165,009,082	61,494,567	9,040,526	226,861,138	—	459,475
AXA Tactical Manager International Portfolio(d)	41,113,105	16,790,334	—	60,369,579	—	—
EQ/Core Bond Index Portfolio	113,246,777	47,570,355	5,650,249	158,086,510	—	(249)
EQ/Intermediate Government Bond Index Portfolio	35,546,061	33,588,235	—	70,127,525	—	—

	$535,888,698	$215,820,712	$18,690,993	$752,694,765	$—	$459,008

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio-I
(b)	Formerly known as AXA Tactical Manager 400 Portfolio-I
(c)	Formerly known as AXA Tactical Manager 500 Portfolio-I
(d)	Formerly known as AXA Tactical Manager International Portfolio-I

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$752,694,765	$—	$752,694,765

Total Assets	$—	$752,694,765	$—	$752,694,765

Total Liabilities	$—	$—	$—	$—

Total	$—	$752,694,765	$—	$752,694,765

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$215,820,712
Net Proceeds of Sales and Redemptions:
Investment Companies	$19,150,001

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,053,042
Aggregate gross unrealized depreciation	(3,000,971)

Net unrealized appreciation	$39,052,071

Federal income tax cost of investments	$713,642,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $713,642,694)	$752,694,765
Cash	539,133
Receivable from Separate Accounts for Trust shares sold	1,793,884
Other assets	4,350

Total assets	755,032,132

LIABILITIES
Payable for securities purchased	1,119,161
Distribution fees payable - Class IB	149,369
Payable to Separate Accounts for Trust shares redeemed	97,374
Administrative fees payable	92,326
Investment management fees payable	19,138
Trustees’ fees payable	122
Accrued expenses	44,685

Total liabilities	1,522,175

NET ASSETS	$753,509,957

Net assets were comprised of:
Paid in capital	$706,728,202
Accumulated undistributed net investment income (loss)	(1,468,870)
Accumulated undistributed net realized gain (loss) on investments	9,198,554
Unrealized appreciation (depreciation) on investments	39,052,071

Net assets	$753,509,957

Class IA
Net asset value, offering and redemption price per share, $274,380 / 21,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.66

Class IB
Net asset value, offering and redemption price per share, $753,235,577 / 59,528,486 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.65

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Distribution fees - Class IB	$805,411
Administrative fees	499,718
Investment management fees	322,397
Printing and mailing expenses	24,988
Professional fees	15,674
Custodian fees	14,937
Trustees’ fees	6,794
Miscellaneous	4,431

Gross expenses	1,694,350
Less: Waiver from investment advisor	(225,480)

Net expenses	1,468,870

NET INVESTMENT INCOME (LOSS)	(1,468,870)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	459,008
Net change in unrealized appreciation (depreciation) on securities	19,676,348

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,135,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,666,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,468,870)	$3,557,504
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	459,008	13,344,706
Net change in unrealized appreciation (depreciation) on investments	19,676,348	18,428,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,666,486	35,330,311

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,927)
Class IB	—	(5,803,239)

	—	(5,808,166)

Distributions from net realized capital gains
Class IA	—	(1,631)
Class IB	—	(2,352,244)

	—	(2,353,875)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(8,162,041)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 28,844 and 92,945 shares, respectively ]	361,239	1,077,661
Capital shares issued in reinvestment of dividends and distributions [ 0 and 536 shares, respectively ]	—	6,558
Capital shares repurchased [ (36,685) and (99,708) shares, respectively ]	(470,179)	(1,155,529)

Total Class IA transactions	(108,940)	(71,310)

Class IB
Capital shares sold [ 17,091,293 and 35,334,565 shares, respectively ]	214,469,835	413,965,188
Capital shares issued in reinvestment of dividends and distributions [ 0 and 666,023 shares, respectively ]	—	8,155,483
Capital shares repurchased [ (1,289,175) and (1,032,021) shares, respectively ]	(16,198,321)	(12,118,359)

Total Class IB transactions	198,271,514	410,002,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	198,162,574	409,931,002

TOTAL INCREASE (DECREASE) IN NET ASSETS	216,829,060	437,099,272
NET ASSETS:
Beginning of period	536,680,897	99,581,625

End of period (a)	$753,509,957	$536,680,897

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,468,870)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		September 11, 2009* to December 31, 2009
Net asset value, beginning of period	$12.25		$11.31		$11.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.05	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.42		1.12		0.17

Total from investment operations	0.41		1.17		0.33

Less distributions:
Dividends from net investment income	—		(0.17)		(0.15)
Distributions from net realized gains	—		(0.06)		(0.05)

Total dividends and distributions	—		(0.23)		(0.20)

Net asset value, end of period	$12.66		$12.25		$11.31

Total return (b)	3.35%		10.31%		2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$274		$362		$404
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.21	%(j)	0.22	%(j)	0.15	%(j)
Before waivers and reimbursements (a)(f)	0.28%		0.31%		0.54%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.21)%		0.46%		4.53%
Before waivers and reimbursements (a)(f)(x)	(0.28)%		0.36%		4.14%
Portfolio turnover rate	3%		45%		30%

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$12.27		$11.32		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.15	(e)	0.37	(e)
Net realized and unrealized gain (loss) on investments	0.41		1.00		1.13

Total from investment operations	0.38		1.15		1.50

Less distributions:
Dividends from net investment income	—		(0.14)		(0.13)
Distributions from net realized gains	—		(0.06)		(0.05)

Total dividends and distributions	—		(0.20)		(0.18)

Net asset value, end of period	$12.65		$12.27		$11.32

Total return (b)	3.10%		10.11%		15.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$753,236		$536,319		$99,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.46	%(j)	0.47	%(c)(j)	0.47	%(j)
Before waivers and reimbursements (a)(f)	0.53%		0.56	%(c)	1.01%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.46)%		1.23%		4.92%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		1.14%		4.38%
Portfolio turnover rate	3%		45%		30%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.80% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2011
AXA Tactical Manager 500 Portfolio	36.4%
EQ/Core Bond Index Portfolio	16.9
ATM Core Bond Portfolio	14.1
AXA Tactical Manager 2000 Portfolio	12.5
AXA Tactical Manager International Portfolio	9.6
EQ/Intermediate Government Bond Index Portfolio	7.9
AXA Tactical Manager 400 Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IB
Actual	$1,000.00	$1,035.70	$2.47
Hypothetical (5% average return before expenses)	1,000.00	1,022.36	2.46

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	27,918,083	$271,237,039
AXA Tactical Manager 2000 Portfolio‡	14,936,913	241,696,973
AXA Tactical Manager 400 Portfolio‡	3,037,258	50,639,586
AXA Tactical Manager 500 Portfolio‡	48,319,314	702,524,003
AXA Tactical Manager International Portfolio‡	13,891,131	186,132,476
EQ/Core Bond Index Portfolio‡	32,976,699	326,569,799
EQ/Intermediate Government Bond Index Portfolio‡	15,152,233	152,440,716

Total Investments (100.1%) (Cost $1,817,544,140)		1,931,240,592
Other Assets Less Liabilities (-0.1%)		(1,070,587)

Net Assets (100%)		$1,930,170,005

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$225,343,882	$57,147,109	$10,000,311	$271,237,039	$—	$(311)
AXA Tactical Manager 2000 Portfolio(a)	148,227,952	83,505,989	—	241,696,973	—	—
AXA Tactical Manager 400 Portfolio(b)	34,344,714	13,246,824	—	50,639,586	—	—
AXA Tactical Manager 500 Portfolio(c)	477,297,447	218,936,659	21,631,597	702,524,003	—	1,168,404
AXA Tactical Manager International Portfolio(d)	120,741,698	58,002,903	—	186,132,476	—	—
EQ/Core Bond Index Portfolio	216,225,836	115,569,390	10,998,364	326,569,799	—	1,636
EQ/Intermediate Government Bond Index Portfolio	67,784,033	82,638,853	—	152,440,716	—	—

	$1,289,965,562	$629,047,727	$42,630,272	$1,931,240,592	$—	$1,169,729

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio-I
(b)	Formerly known as AXA Tactical Manager 400 Portfolio-I
(c)	Formerly known as AXA Tactical Manager 500 Portfolio-I
(d)	Formerly known as AXA Tactical Manager International Portfolio-I

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,931,240,592	$—	$1,931,240,592

Total Assets	$—	$1,931,240,592	$—	$1,931,240,592

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,931,240,592	$—	$1,931,240,592

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$629,047,727
Net Proceeds of Sales and Redemptions:
Investment Companies	$43,800,001

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,445,723
Aggregate gross unrealized depreciation	(5,749,271)

Net unrealized appreciation	$113,696,452

Federal income tax cost of investments	$1,817,544,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,817,544,140)	$1,931,240,592
Cash	703,183
Receivable from Separate Accounts for Trust shares sold	3,074,469
Other assets	10,478

Total assets	1,935,028,722

LIABILITIES
Payable for securities purchased	3,915,230
Distribution fees payable - Class IB	378,492
Administrative fees payable	229,767
Payable to Separate Accounts for Trust shares redeemed	146,183
Investment management fees payable	118,099
Trustees’ fees payable	475
Accrued expenses	70,471

Total liabilities	4,858,717

NET ASSETS	$1,930,170,005

Net assets were comprised of:
Paid in capital	$1,799,740,785
Accumulated undistributed net investment income (loss)	(3,942,142)
Accumulated undistributed net realized gain (loss) on investments	20,674,910
Unrealized appreciation (depreciation) on investments	113,696,452

Net assets	$1,930,170,005

Class IB
Net asset value, offering and redemption price per share, $1,930,170,005 / 144,443,701 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Distribution fees - Class IB	$1,992,469
Administrative fees	1,211,603
Investment management fees	796,982
Printing and mailing expenses	61,456
Professional fees	22,841
Trustees’ fees	16,547
Custodian fees	14,399
Miscellaneous	9,722

Gross expenses	4,126,019
Less: Waiver from investment advisor	(183,877)

Net expenses	3,942,142

NET INVESTMENT INCOME (LOSS)	(3,942,142)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	1,169,729
Net change in unrealized appreciation (depreciation) on securities	54,857,575

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,027,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,085,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,942,142)	$7,201,325
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,169,729	31,374,050
Net change in unrealized appreciation (depreciation) on investments	54,857,575	55,517,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,085,162	94,093,050

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(13,566,884)

Distributions from net realized capital gains
Class IB	—	(5,500,132)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(19,067,016)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 45,459,453 and 81,469,544 shares, respectively ]	601,976,652	994,619,486
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,480,731 shares, respectively ]	—	19,067,016
Capital shares repurchased [ (1,026,311) and (1,498,075) shares, respectively ]	(13,616,776)	(18,266,829)

Total Class IB transactions	588,359,876	995,419,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	588,359,876	995,419,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	640,445,038	1,070,445,707
NET ASSETS:
Beginning of period	1,289,724,967	219,279,260

End of period (a)	$1,930,170,005	$1,289,724,967

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,942,142)	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$12.90		$11.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.49		1.15		1.69

Total from investment operations	0.46		1.28		2.00

Less distributions:
Dividends from net investment income	—		(0.14)		(0.11)
Distributions from net realized gains	—		(0.06)		(0.07)

Total dividends and distributions	—		(0.20)		(0.18)

Net asset value, end of period	$13.36		$12.90		$11.82

Total return (b)	3.57%		10.84%		19.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,930,170		$1,289,725		$219,279
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(j)
Before waivers (a)(f)	0.52%		0.53%		0.75%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.49)%		1.06%		3.96%
Before waivers (a)(f)(x)	(0.52)%		1.02%		3.71%
Portfolio turnover rate	3%		38%		33%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
AXA Tactical Manager 500 Portfolio	42.7%
AXA Tactical Manager 2000 Portfolio	14.4
EQ/Core Bond Index Portfolio	12.5
ATM Core Bond Portfolio	11.6
AXA Tactical Manager International Portfolio	11.2
EQ/Intermediate Government Bond Index Portfolio	4.6
AXA Tactical Manager 400 Portfolio	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,042.10	$1.16
Hypothetical (5% average return before expenses)	1,000.00	1,023.65	1.15
Class IB
Actual	1,000.00	1,040.60	2.43
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.23% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM Core Bond Portfolio‡	8,603,074	$83,582,825
AXA Tactical Manager 2000 Portfolio‡	6,442,915	104,254,008
AXA Tactical Manager 400 Portfolio‡	1,300,004	21,674,702
AXA Tactical Manager 500 Portfolio‡	21,237,763	308,780,006
AXA Tactical Manager International Portfolio‡	6,040,055	80,932,965
EQ/Core Bond Index Portfolio‡	9,155,569	90,668,029
EQ/Intermediate Government Bond Index Portfolio‡	3,335,188	33,554,030

Total Investments (100.0%) (Cost $658,745,854)		723,446,565
Other Assets Less Liabilities (0.0%)		48,203

Net Assets (100%)		$723,494,768

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$78,322,915	$15,273,018	$9,604,279	$83,582,825	$—	$(4,279)
AXA Tactical Manager 2000 Portfolio(a)	78,658,169	22,591,950	1,813,321	104,254,008	—	20,855
AXA Tactical Manager 400 Portfolio(b)	17,206,702	3,064,519	63,075	21,674,702	—	(23)
AXA Tactical Manager 500 Portfolio(c)	250,200,372	53,016,177	9,064,799	308,780,006	—	26,000
AXA Tactical Manager International Portfolio(d)	63,247,628	14,346,787	290,090	80,932,965	—	(51)
EQ/Core Bond Index Portfolio	70,370,344	18,998,242	397,221	90,668,029	—	7
EQ/Equity 500 Index Portfolio	—	—	—	—	—	—
EQ/Intermediate Government Bond Index Portfolio	21,981,252	11,390,063	346,724	33,554,030	—	63
EQ/International ETF Portfolio	—	—	—	—	—	—
EQ/Small Company Index Portfolio	—	—	—	—	—	—

	$579,987,382	$138,680,756	$21,579,509	$723,446,565	$—	$42,572

(a)	Formerly known as AXA Tactical Manager 2000 Portfolio-I
(b)	Formerly known as AXA Tactical Manager 400 Portfolio-I
(c)	Formerly known as AXA Tactical Manager 500 Portfolio-I
(d)	Formerly known as AXA Tactical Manager International Portfolio-I

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$723,446,565	$—	$723,446,565

Total Assets	$—	$723,446,565	$—	$723,446,565

Total Liabilities	$—	$—	$—	$—

Total	$—	$723,446,565	$—	$723,446,565

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$138,680,756
Net Proceeds of Sales and Redemptions:
Investment Companies	$21,622,081

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,753,046
Aggregate gross unrealized depreciation	(2,052,335)

Net unrealized appreciation	$64,700,711

Federal income tax cost of investments	$658,745,854

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $658,745,854)	$723,446,565
Cash	4,040
Receivable from Separate Accounts for Trust shares sold	676,182
Other assets	4,562

Total assets	724,131,349

LIABILITIES
Payable for securities purchased	331,021
Distribution fees payable - Class IB	144,054
Administrative fees payable	89,305
Investment management fees payable	29,468
Payable to Separate Accounts for Trust shares redeemed	3,355
Accrued expenses	39,378

Total liabilities	636,581

NET ASSETS	$723,494,768

Net assets were comprised of:
Paid in capital	$651,563,429
Accumulated undistributed net investment income (loss)	(1,576,719)
Accumulated undistributed net realized gain (loss) on investments	8,807,347
Unrealized appreciation (depreciation) on investments	64,700,711

Net assets	$723,494,768

Class IA
Net asset value, offering and redemption price per share, $1,666,812 / 122,480 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.61

Class IB
Net asset value, offering and redemption price per share, $721,827,956 / 53,060,441 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Distribution fees - Class IB	$820,651
Administrative fees	509,602
Investment management fees	328,987
Printing and mailing expenses	25,702
Custodian fees	18,882
Professional fees	15,828
Trustees’ fees	7,113
Miscellaneous	5,396

Gross expenses	1,732,161
Less: Waiver from investment advisor	(155,442)

Net expenses	1,576,719

NET INVESTMENT INCOME (LOSS)	(1,576,719)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	42,572
Net change in unrealized appreciation (depreciation) on securities	26,357,935

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,400,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,823,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,576,719)	$2,426,274
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	42,572	15,713,975
Net change in unrealized appreciation (depreciation) on investments	26,357,935	34,315,548

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,823,788	52,455,797

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA†	—	(20,317)
Class IB	—	(6,045,283)

	—	(6,065,600)

Distributions from net realized capital gains
Class IA†	—	(8,983)
Class IB	—	(3,300,133)

	—	(3,309,116)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(9,374,716)

CAPITAL SHARES TRANSACTIONS:
Class IA†
Capital shares sold [ 32,789 and 54,917 shares, respectively ]	455,447	700,449
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,247 shares, respectively ]	—	29,300
Capital shares repurchased [ (28,701) and (63,595) shares, respectively ]	(386,634)	(760,276)

Total Class IA transactions	68,813	(30,527)

Class IB
Capital shares sold [ 9,906,363 and 28,313,670 shares, respectively ]	133,406,045	345,344,221
Capital shares issued in reinvestment of dividends and distributions [ 0 and 716,000 shares, respectively ]	—	9,345,416
Capital shares repurchased [ (1,018,562) and (1,382,313) shares, respectively ]	(13,700,596)	(17,024,968)

Total Class IB transactions	119,705,449	337,664,669

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	119,774,262	337,634,142

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,598,050	380,715,223
NET ASSETS:
Beginning of period	578,896,718	198,181,495

End of period (a)	$723,494,768	$578,896,718

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,576,719)	$—

† Class IA commenced operations on September 11, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		September 11, 2009* to December 31, 2009
Net asset value, beginning of period	$13.06		$11.89		$11.58

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.08	(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.57		1.34		0.36

Total from investment operations	0.55		1.42		0.48

Less distributions:
Dividends from net investment income	—		(0.17)		(0.11)
Distributions from net realized gains	—		(0.08)		(0.06)

Total dividends and distributions	—		(0.25)		(0.17)

Net asset value, end of period	$13.61		$13.06		$11.89

Total return (b)	4.21%		11.96%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,667		$1,546		$1,485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.23	%(j)	0.22	%(j)	0.13	%(j)
Before waivers and reimbursements (a)(f)	0.28%		0.30%		0.43%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.23)%		0.68%		3.21%
Before waivers and reimbursements (a)(f)(x)	(0.28)%		0.60%		2.91%
Portfolio turnover rate	3%		27%		36%

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$13.07		$11.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.07	(e)	0.25	(e)
Net realized and unrealized gain (loss) on investments	0.56		1.32		1.80

Total from investment operations	0.53		1.39		2.05

Less distributions:
Dividends from net investment income	—		(0.14)		(0.09)
Distributions from net realized gains	—		(0.08)		(0.06)

Total dividends and distributions	—		(0.22)		(0.15)

Net asset value, end of period	$13.60		$13.07		$11.90

Total return (b)	4.06%		11.67%		20.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$721,828		$577,351		$196,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(j)	0.47	%(j)	0.48	%(j)
Before waivers and reimbursements (a)(f)	0.53%		0.55	%(c)	0.80%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.48)%		0.61%		3.22%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		0.54%		2.90%
Portfolio turnover rate	3%		27%		36%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class IA and 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Templeton Global Equity Portfolio	34.0%
EQ/Mutual Large Cap Equity Portfolio	33.4
EQ/Franklin Core Balanced Portfolio	32.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,059.10	$0.77
Hypothetical (5% average return before expenses)	1,000.00	1,024.05	0.75
Class IB
Actual	1,000.00	1,057.80	2.04
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.15% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	53,260,413	$479,613,177
EQ/Mutual Large Cap Equity Portfolio‡	52,500,964	489,857,946
EQ/Templeton Global Equity Portfolio‡	54,096,605	500,299,586

Total Investment Companies (100.0%) (Cost $1,450,386,225)		1,469,770,709

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $1,611,488)	$1,611,488	1,611,488

Total Investments (100.1%) (Cost $1,451,997,713)		1,471,382,197
Other Assets Less Liabilities (-0.1%)		(1,092,092)

Net Assets (100%)		$1,470,290,105

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$482,761,766	$3,400,830	$31,010,195	$479,613,177	$—	$(162,563)
EQ/Mutual Large Cap Equity Portfolio	475,820,529	5,400,830	19,325,265	489,857,946	—	(477,633)
EQ/Templeton Global Equity Portfolio	474,160,392	13,400,932	21,423,931	500,299,586	—	(575,734)

	$1,432,742,687	$22,202,592	$71,759,391	$1,469,770,709	$—	$(1,215,930)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,469,770,709	$—	$1,469,770,709
Short-Term Investments	—	1,611,488	—	1,611,488

Total Assets	$—	$1,471,382,197	$—	$1,471,382,197

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,471,382,197	$—	$1,471,382,197

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$22,202,592
Net Proceeds of Sales and Redemptions:
Investment Companies	$70,543,461

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,479,491
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$20,479,491

Federal income tax cost of investments	$1,450,902,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,450,386,225)	$1,469,770,709
Unaffiliated Issuers (Cost $1,611,488)	1,611,488
Receivable for securities sold	143,384
Receivable from Separate Accounts for Trust shares sold	56,329
Other assets	10,449

Total assets	1,471,592,359

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	677,757
Distribution fees payable - Class IB	297,440
Administrative fees payable	156,263
Accrued expenses	170,794

Total liabilities	1,302,254

NET ASSETS	$1,470,290,105

Net assets were comprised of:
Paid in capital	$1,571,264,590
Accumulated undistributed net investment income (loss)	(1,366,503)
Accumulated undistributed net realized gain (loss) on investments	(118,992,466)
Unrealized appreciation (depreciation) on investments	19,384,484

Net assets	$1,470,290,105

Class IA
Net asset value, offering and redemption price per share, $1,030,227 / 124,883 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.25

Class IB
Net asset value, offering and redemption price per share, $1,469,259,878 / 178,307,875 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Distribution fees - Class IB	$1,827,220
Administrative fees	1,113,062
Investment management fees	365,658
Printing and mailing expenses	57,827
Professional fees	23,220
Custodian fees	18,428
Trustees’ fees	16,539
Miscellaneous	15,696

Gross expenses	3,437,650
Less: Waiver from investment advisor	(512,712)

Net expenses	2,924,938

NET INVESTMENT INCOME (LOSS)	(2,924,938)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(1,215,930)
Net change in unrealized appreciation (depreciation) on securities	86,584,821

NET REALIZED AND UNREALIZED GAIN (LOSS)	85,368,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,443,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,924,938)	$27,195,946
Net realized gain (loss) on investments	(1,215,930)	(62,883,187)
Net change in unrealized appreciation (depreciation) on investments	86,584,821	169,811,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	82,443,953	134,123,885

DIVIDENDS:
Dividends from net investment income
Class IA	—	(11,460)
Class IB	—	(27,202,883)

TOTAL DIVIDENDS	—	(27,214,343)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 65,743 and 60,999 shares, respectively ]	534,813	446,235
Capital shares issued in reinvestment of dividends [ 0 and 1,477 shares, respectively ]	—	11,460
Capital shares repurchased [ (10,557) and (4,069) shares, respectively ]	(86,444)	(28,796)

Total Class IA transactions	448,369	428,899

Class IB
Capital shares sold [ 5,039,439 and 10,259,281 shares, respectively ]	40,920,975	75,119,515
Capital shares issued in reinvestment of dividends [ 0 and 3,505,117 shares, respectively ]	—	27,202,883
Capital shares repurchased [ (10,568,717) and (22,979,575) shares, respectively ]	(85,729,675)	(166,623,508)

Total Class IB transactions	(44,808,700)	(64,301,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(44,360,331)	(63,872,211)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,083,622	43,037,331
NET ASSETS:
Beginning of period	1,432,206,483	1,389,169,152

End of period (a)	$1,470,290,105	$1,432,206,483

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,366,503)	$1,558,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,					April 30, 2007* to December 31, 2007
Class IA			2010	2009		2008
Net asset value, beginning of period	$7.79		$7.20	$5.73		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.27 (e)	0.17	(e)	0.33	(e)	0.14	(e)
Net realized and unrealized gain (loss) on investments	0.47		0.49	1.47		(3.86)		(0.40)

Total from investment operations	0.46		0.76	1.64		(3.53)		(0.26)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.17)		(0.33)		(0.15)
Distributions from net realized gains	—		—	—		—	#	—	#

Total dividends and distributions	—		(0.17)	(0.17)		(0.33)		(0.15)

Net asset value, end of period	$8.25		$7.79	$7.20		$5.73		$9.59

Total return (b)	5.91%		10.57%	28.67%		(36.65)%		(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,030		$543	$81		$62		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.15%		0.15%	0.11	%(gg)	—	%(gg)	—	%(gg)
Before waivers and reimbursements (a)(f)	0.22%		0.22%	0.24%		0.24%		0.27	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%		3.69%	2.71%		4.11%		2.12%
Before waivers and reimbursements (a)(f)(x)	(0.22)%		3.62%	2.58%		3.86%		(8.52)%
Portfolio turnover rate	1%		8%	7%		1%		0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,					April 30, 2007* to December 31, 2007
Class IB			2010	2009		2008
Net asset value, beginning of period	$7.79		$7.20	$5.72		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15 (e)	0.15	(e)	0.40	(e)	0.27	(e)
Net realized and unrealized gain (loss) on investments	0.47		0.59	1.48		(3.95)		(0.54)

Total from investment operations	0.45		0.74	1.63		(3.55)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.15)	(0.15)		(0.32)		(0.14)
Distributions from net realized gains	—		—	—		—	#	—	#

Total dividends and distributions	—		(0.15)	(0.15)		(0.32)		(0.14)

Net asset value, end of period	$8.24		$7.79	$7.20		$5.72		$9.59

Total return (b)	5.78%		10.29%	28.58%		(36.92)%		(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,469,260		$1,431,664	$1,389,088		$1,029,698		$825,630
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.40%	0.36	%(gg)	0.25	%(gg)	0.25	%(gg)
Before waivers and reimbursements (a)(f)	0.47%		0.47%	0.49%		0.49%		0.52	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		1.99%	2.46%		5.08%		4.05%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		1.92%	2.33%		4.83%		3.78%
Portfolio turnover rate	1%		8%	7%		1%		0%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(gg)	Effective May 1, 2007 through May 1, 2009, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).

See Notes to Financial Statements.

EQ/INTERNATIONAL ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
iShares MSCI EAFE Index Fund	39.3%
iShares S&P Europe 350 Index Fund	14.0
Vanguard MSCI EAFE ETF	10.9
iShares MSCI Japan Index Fund	8.4
iShares MSCI United Kingdom Index Fund	4.3
iShares MSCI EAFE Growth Index Fund	4.0
iShares MSCI EAFE Value Index Fund	4.0
iShares MSCI Pacific ex-Japan Index Fund	4.0
iShares MSCI France Index Fund	2.4
iShares MSCI Germany Index Fund	1.9
iShares MSCI Switzerland Index Fund	1.7
iShares MSCI Australia Index Fund	1.4
iShares MSCI Sweden Index Fund	0.7
iShares MSCI Spain Index Fund	0.6
iShares MSCI Hong Kong Index Fund	0.5
iShares MSCI Netherlands Investable Market Index Fund	0.4
iShares MSCI Italy Index Fund	0.4
iShares MSCI Singapore Index Fund	0.4
iShares MSCI Israel Capped Investable Market Index Fund	0.4
SPDR DJ EURO Stoxx 50 Fund	0.1
iShares MSCI Belgium Investable Market Index Fund	0.1
iShares MSCI Austria Investable Market Index Fund	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class IA
Actual	$1,000.00	$1,050.30	$2.69
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.66
Class IB
Actual	1,000.00	1,048.90	3.96
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.53% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$4,770,224
iShares MSCI Austria Investable Market Index Fund	7,741	176,185
iShares MSCI Belgium Investable Market Index Fund	29,239	412,562
iShares MSCI EAFE Growth Index Fund	217,209	13,697,200
iShares MSCI EAFE Index Fund	2,216,541	133,302,776
iShares MSCI EAFE Value Index Fund	256,910	13,449,239
iShares MSCI France Index Fund	300,106	8,294,930
iShares MSCI Germany Index Fund	241,823	6,502,620
iShares MSCI Hong Kong Index Fund	94,164	1,743,917
iShares MSCI Israel Capped Investable Market Index Fund	21,700	1,188,507
iShares MSCI Italy Index Fund	75,680	1,332,725
iShares MSCI Japan Index Fund	2,720,732	28,377,235
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,439,445
iShares MSCI Pacific ex-Japan Index Fund	278,156	13,243,007
iShares MSCI Singapore Index Fund	95,814	1,315,526
iShares MSCI Spain Index Fund	52,132	2,196,842

	Number of Shares	Value (Note 1)
iShares MSCI Sweden Index Fund	69,584	$2,211,380
iShares MSCI Switzerland Index Fund	211,733	5,634,215
iShares MSCI United Kingdom Index Fund	822,900	14,655,849
iShares S&P Europe 350 Index Fund	1,130,834	47,585,495
SPDR DJ EURO Stoxx 50 Fund	10,560	428,683
Vanguard MSCI EAFE ETF	966,900	36,819,552

Total Investment Companies (99.7%) (Cost $238,987,038)		338,778,114

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $1,722,579)	$1,722,579	1,722,579

Total Investments (100.2%) (Cost $240,709,617)		340,500,693
Other Assets Less Liabilities (-0.2%)		(706,710)

Net Assets (100%)		$339,793,983

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$338,778,114	$—	$—	$338,778,114
Short-Term Investments	—	1,722,579	—	1,722,579

Total Assets	$338,778,114	$1,722,579	$—	$340,500,693

Total Liabilities	$—	$—	$—	$—

Total	$338,778,114	$1,722,579	$—	$340,500,693

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$26,223,436
Net Proceeds of Sales and Redemptions:
Investment Companies	$26,379,748

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,791,076
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$99,791,076

Federal income tax cost of investments	$240,709,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $240,709,617)	$340,500,693
Receivable from Separate Accounts for Trust shares sold	19,617
Other assets	2,742

Total assets	340,523,052

LIABILITIES
Payable for securities purchased	499,808
Investment management fees payable	108,694
Payable to Separate Accounts for Trust shares redeemed	40,355
Administrative fees payable	30,128
Distribution fees payable - Class IB	223
Accrued expenses	49,861

Total liabilities	729,069

NET ASSETS	$339,793,983

Net assets were comprised of:
Paid in capital	$225,682,374
Accumulated undistributed net investment income (loss)	4,685,660
Accumulated undistributed net realized gain (loss) on investments	9,634,873
Unrealized appreciation (depreciation) on investments	99,791,076

Net assets	$339,793,983

Class IA
Net asset value, offering and redemption price per share, $338,680,241 / 45,075,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.51

Class IB
Net asset value, offering and redemption price per share, $1,113,742 / 148,277 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$5,490,236

EXPENSES
Investment management fees	670,710
Administrative fees	185,514
Printing and mailing expenses	13,170
Professional fees	12,519
Trustees’ fees	3,764
Distribution fees - Class IB	1,358
Miscellaneous	2,245

Total expenses	889,280

NET INVESTMENT INCOME (LOSS)	4,600,956

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	8,238,608
Net change in unrealized appreciation (depreciation) on securities	3,845,743

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,084,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,685,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,600,956	$6,258,714
Net realized gain (loss) on investments	8,238,608	8,596,170
Net change in unrealized appreciation (depreciation) on investments	3,845,743	9,986,219

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,685,307	24,841,103

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(6,154,822)
Class IB	—	(17,276)

	—	(6,172,098)

Distributions from net realized capital gains
Class IA	—	(7,369,929)
Class IB	—	(23,818)

	—	(7,393,747)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(13,565,845)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,481,730 and 4,066,698 shares, respectively ]	10,832,418	26,416,047
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,921,296 shares, respectively ]	—	13,524,751
Capital shares repurchased [ (2,323,229) and (5,256,407) shares, respectively ]	(17,111,236)	(35,774,872)

Total Class IA transactions	(6,278,818)	4,165,926

Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,832 shares, respectively ]	—	41,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,278,818)	4,207,020

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,406,489	15,482,278
NET ASSETS:
Beginning of period	329,387,494	313,905,216

End of period (a)	$339,793,983	$329,387,494

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,685,660	$84,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,				August 25, 2006* to December 31, 2006
Class IA		2010	2009	2008	2007
Net asset value, beginning of period	$7.15	$6.93	$6.34	$11.90	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.10 (e)	0.14 (e)	0.22 (e)	0.38 (e)	0.42 (e)	0.24	(e)
Net realized and unrealized gain (loss) on investments	0.26	0.39	1.29	(5.44)	0.78	0.91

Total from investment operations	0.36	0.53	1.51	(5.06)	1.20	1.15

Less distributions:
Dividends from net investment income	—	(0.14)	(0.66)	(0.17)	(0.22)	(0.16)
Distributions from net realized gains	—	(0.17)	(0.26)	— #	(0.07)	—
Return of capital	—	—	—	(0.33)	—	—

Total dividends and distributions	—	(0.31)	(0.92)	(0.50)	(0.29)	(0.16)

Net asset value, end of period	$7.51	$7.15	$6.93	$6.34	$11.90	$10.99

Total return (b)	5.03%	7.67%	24.04%	(42.62)%	10.93%	11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,680	$328,326	$312,918	$30,332	$11,578	$3,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53%	0.55%	0.43%	0.40%	0.40%	0.40%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.53%	0.55%	0.43%	0.26%	0.33%	0.10	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.53%	0.56%	0.55%	0.87%	1.50%	4.93	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	2.74%	2.04%	3.32%	4.12%	3.40%	6.34%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.74%	2.04%	3.32%	4.26%	3.47%	6.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.74%	2.03%	3.19%	3.65%	2.30%	1.79%
Portfolio turnover rate	8%	9%	12%	18%	8%	0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,							August 25, 2006* to December 31, 2006
Class IB		2010	2009		2008		2007
Net asset value, beginning of period	$7.16	$6.93	$6.35		$11.90		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.09 (e)	0.12 (e)	0.15	(e)	0.27	(e)	0.22	(e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	0.26	0.40	1.33		(5.34)		0.94		0.94

Total from investment operations	0.35	0.52	1.48		(5.07)		1.16		1.14

Less distributions:
Dividends from net investment income	—	(0.12)	(0.64)		(0.15)		(0.18)		(0.15)
Distributions from net realized gains	—	(0.17)	(0.26)		—	#	(0.07)		—
Return of capital	—	—	—		(0.33)		—		—

Total dividends and distributions	—	(0.29)	(0.90)		(0.48)		(0.25)		(0.15)

Net asset value, end of period	$7.51	$7.16	$6.93		$6.35		$11.90		$10.99

Total return (b)	4.89%	7.55%	23.52%		(42.68)%		10.63%		11.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,114	$1,061	$987		$799		$1,849		$1,671
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78%	0.80%	0.68	%(c)	0.65%		0.65%		0.65%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.80%	0.68	%(c)	0.51	%(c)	0.58%		0.35	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.81%	0.80	%(c)	1.12	%(c)	1.75	%(c)	5.18	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	2.53%	1.78%	2.22%		2.68%		1.81%		5.14%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.53%	1.78%	2.22%		2.82%		1.88%		5.52%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.53%	1.77%	2.05%		2.14%		0.63%		0.55%
Portfolio turnover rate	8%	9%	12%		18%		8%		0%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 500 PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	13.0%
Financials	11.1
Energy	9.3
Health Care	8.6
Industrials	8.2
Consumer Staples	7.8
Consumer Discretionary	7.8
Materials	2.7
Utilities	2.5
Telecommunication Services	2.2
Cash and Other	26.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class IA
Actual	$1,000.00	$1,056.70	$3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class IB
Actual	1,000.00	1,055.50	4.33
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	21,560	$361,561
Johnson Controls, Inc.	59,713	2,487,644

		2,849,205

Automobiles (0.4%)
Ford Motor Co.*	334,194	4,608,535
Harley-Davidson, Inc.	20,818	852,914

		5,461,449

Distributors (0.1%)
Genuine Parts Co.	13,863	754,147

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	10,625	464,100
DeVry, Inc.	5,319	314,513
H&R Block, Inc.	26,932	431,989

		1,210,602

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	38,025	1,430,881
Chipotle Mexican Grill, Inc.*	2,723	839,201
Darden Restaurants, Inc.	11,921	593,189
International Game Technology	26,457	465,114
Marriott International, Inc., Class A	24,861	882,317
McDonald’s Corp.	91,283	7,696,983
Starbucks Corp.	65,973	2,605,274
Starwood Hotels & Resorts Worldwide, Inc.	17,185	963,047
Wyndham Worldwide Corp.	14,992	504,481
Wynn Resorts Ltd.	6,665	956,694
Yum! Brands, Inc.	40,883	2,258,377

		19,195,558

Household Durables (0.2%)
D.R. Horton, Inc.	24,838	286,134
Fortune Brands, Inc.	13,581	866,060
Harman International Industries, Inc.	6,061	276,200
Leggett & Platt, Inc.	12,624	307,773
Lennar Corp., Class A	14,216	258,020
Newell Rubbermaid, Inc.	25,702	405,578
Pulte Group, Inc.*	29,813	228,368
Whirlpool Corp.	6,722	546,633

		3,174,766

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	31,419	6,424,871
Expedia, Inc.	17,416	504,890
Netflix, Inc.*	3,837	1,007,941
priceline.com, Inc.*	4,359	2,231,503

		10,169,205

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	12,013	527,731
Mattel, Inc.	30,624	841,854

		1,369,585

	Number of Shares		Value (Note 1)

Media (2.4%)
AMC Networks, Inc., Class A*	—	@	$11
Cablevision Systems Corp. - New York Group, Class A	20,281		734,375
CBS Corp., Class B	58,877		1,677,406
Comcast Corp., Class A	243,375		6,167,122
DIRECTV, Class A*	67,563		3,433,552
Discovery Communications, Inc., Class A*	24,535		1,004,953
Gannett Co., Inc.	21,243		304,200
Interpublic Group of Cos., Inc.	43,095		538,687
McGraw-Hill Cos., Inc.	26,833		1,124,571
News Corp., Class A	201,087		3,559,240
Omnicom Group, Inc.	24,756		1,192,249
Scripps Networks Interactive, Inc., Class A	8,013		391,675
Time Warner Cable, Inc.	29,540		2,305,302
Time Warner, Inc.	94,084		3,421,835
Viacom, Inc., Class B	51,495		2,626,245
Walt Disney Co.	166,165		6,487,082
Washington Post Co., Class B	444		186,014

			35,154,519

Multiline Retail (0.5%)
Big Lots, Inc.*	6,651		220,481
Family Dollar Stores, Inc.	10,782		566,702
J.C. Penney Co., Inc.	18,754		647,763
Kohl’s Corp.	24,650		1,232,746
Macy’s, Inc.	37,586		1,099,015
Nordstrom, Inc.	14,788		694,149
Sears Holdings Corp.*	3,808		272,043
Target Corp.	60,646		2,844,904

			7,577,803

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	7,654		512,206
AutoNation, Inc.*	5,634		206,261
AutoZone, Inc.*	2,228		656,926
Bed Bath & Beyond, Inc.*	21,843		1,274,976
Best Buy Co., Inc.	28,421		892,704
CarMax, Inc.*	19,733		652,570
GameStop Corp., Class A*	12,490		333,108
Gap, Inc.	34,447		623,491
Home Depot, Inc.	140,095		5,074,241
Limited Brands, Inc.	22,221		854,397
Lowe’s Cos., Inc.	114,590		2,671,093
O’Reilly Automotive, Inc.*	12,148		795,815
Ross Stores, Inc.	10,304		825,556
Staples, Inc.	62,815		992,477
Tiffany & Co.	11,251		883,428
TJX Cos., Inc.	33,988		1,785,390
Urban Outfitters, Inc.*	11,000		309,650

			19,344,289

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	25,762		1,646,965
NIKE, Inc., Class B	33,380		3,003,532
Polo Ralph Lauren Corp.	5,667		751,501
VF Corp.	7,661		831,678

			6,233,676

Total Consumer Discretionary			112,494,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (7.8%)
Beverages (1.8%)
Brown-Forman Corp., Class B	9,085	$678,559
Coca-Cola Co.	201,388	13,551,398
Coca-Cola Enterprises, Inc.	28,635	835,569
Constellation Brands, Inc., Class A*	15,800	328,956
Dr. Pepper Snapple Group, Inc.	19,503	817,761
Molson Coors Brewing Co., Class B	14,007	626,673
PepsiCo, Inc.	138,983	9,788,573

		26,627,489

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	38,379	3,117,910
CVS Caremark Corp.	119,306	4,483,519
Kroger Co.	53,402	1,324,370
Safeway, Inc.	31,205	729,261
SUPERVALU, Inc.	18,811	177,012
Sysco Corp.	51,366	1,601,592
Walgreen Co.	80,555	3,420,365
Wal-Mart Stores, Inc.	168,024	8,928,795
Whole Foods Market, Inc.	13,161	835,065

		24,617,889

Food Products (1.3%)
Archer-Daniels-Midland Co.	60,037	1,810,115
Campbell Soup Co.	16,093	556,013
ConAgra Foods, Inc.	35,811	924,282
Dean Foods Co.*	16,215	198,958
General Mills, Inc.	56,189	2,091,355
H.J. Heinz Co.	28,332	1,509,529
Hershey Co.	13,420	762,927
Hormel Foods Corp.	12,259	365,441
J.M. Smucker Co.	10,219	781,140
Kellogg Co.	21,955	1,214,551
Kraft Foods, Inc., Class A	154,664	5,448,813
McCormick & Co., Inc. (Non-Voting)	11,578	573,921
Mead Johnson Nutrition Co.	17,994	1,215,495
Sara Lee Corp.	51,534	978,631
Tyson Foods, Inc., Class A	26,444	513,542

		18,944,713

Household Products (1.6%)
Clorox Co.	11,672	787,160
Colgate-Palmolive Co.	43,019	3,760,291
Kimberly-Clark Corp.	34,578	2,301,511
Procter & Gamble Co.	245,549	15,609,550

		22,458,512

Personal Products (0.2%)
Avon Products, Inc.	37,703	1,055,684
Estee Lauder Cos., Inc., Class A	10,042	1,056,318

		2,112,002

Tobacco (1.2%)
Altria Group, Inc.	184,187	4,864,379
Lorillard, Inc.	12,652	1,377,423
Philip Morris International, Inc.	156,452	10,446,300
Reynolds American, Inc.	29,638	1,098,088

		17,786,190

Total Consumer Staples		112,546,795

	Number of Shares	Value (Note 1)

Energy (9.3%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	38,178	$2,770,196
Cameron International Corp.*	21,581	1,085,308
Diamond Offshore Drilling, Inc.	6,058	426,544
FMC Technologies, Inc.*	21,171	948,249
Halliburton Co.	80,514	4,106,214
Helmerich & Payne, Inc.	9,346	617,957
Nabors Industries Ltd.*	25,129	619,179
National Oilwell Varco, Inc.	37,233	2,911,993
Noble Corp.	22,082	870,252
Rowan Cos., Inc.*	11,108	431,101
Schlumberger Ltd.	119,375	10,314,000

		25,100,993

Oil, Gas & Consumable Fuels (7.6%)
Alpha Natural Resources, Inc.*	19,841	901,575
Anadarko Petroleum Corp.	43,711	3,355,256
Apache Corp.	33,696	4,157,749
Cabot Oil & Gas Corp.	9,211	610,781
Chesapeake Energy Corp.	57,894	1,718,873
Chevron Corp.	176,841	18,186,329
ConocoPhillips	124,353	9,350,102
Consol Energy, Inc.	19,963	967,806
Denbury Resources, Inc.*	35,010	700,200
Devon Energy Corp.	37,160	2,928,580
El Paso Corp.	67,706	1,367,661
EOG Resources, Inc.	23,624	2,469,889
EQT Corp.	13,169	691,636
Exxon Mobil Corp.	433,311	35,262,849
Hess Corp.	26,615	1,989,737
Marathon Oil Corp.	62,662	3,301,034
Murphy Oil Corp.	17,034	1,118,453
Newfield Exploration Co.*	11,652	792,569
Noble Energy, Inc.	15,537	1,392,581
Occidental Petroleum Corp.	71,466	7,435,323
Peabody Energy Corp.	23,838	1,404,297
Pioneer Natural Resources Co.	10,285	921,228
QEP Resources, Inc.	15,580	651,711
Range Resources Corp.	14,155	785,603
Southwestern Energy Co.*	30,512	1,308,355
Spectra Energy Corp.	57,223	1,568,482
Sunoco, Inc.	10,685	445,671
Tesoro Corp.*	12,706	291,095
Valero Energy Corp.	50,007	1,278,679
Williams Cos., Inc.	51,605	1,561,051

		108,915,155

Total Energy		134,016,148

Financials (11.1%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	21,245	1,225,412
Bank of New York Mellon Corp.	109,274	2,799,600
BlackRock, Inc.	8,455	1,621,754
Charles Schwab Corp.	88,181	1,450,577
E*TRADE Financial Corp.*	22,236	306,857
Federated Investors, Inc., Class B	8,242	196,489
Franklin Resources, Inc.	12,696	1,666,858
Goldman Sachs Group, Inc.	45,513	6,057,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Ltd.	40,700	$952,380
Janus Capital Group, Inc.	16,515	155,902
Legg Mason, Inc.	13,127	430,040
Morgan Stanley	135,929	3,127,726
Northern Trust Corp.	21,297	978,810
State Street Corp.	44,366	2,000,463
T. Rowe Price Group, Inc.	22,782	1,374,666

		24,344,859

Commercial Banks (2.0%)
BB&T Corp.	61,119	1,640,434
Comerica, Inc.	15,438	533,691
Fifth Third Bancorp	80,916	1,031,679
First Horizon National Corp.	23,292	222,206
Huntington Bancshares, Inc./Ohio	76,146	499,518
KeyCorp	83,793	697,996
M&T Bank Corp.	11,053	972,111
Marshall & Ilsley Corp.	46,797	372,972
PNC Financial Services Group, Inc.	46,293	2,759,526
Regions Financial Corp.	110,522	685,236
SunTrust Banks, Inc.	47,276	1,219,721
U.S. Bancorp	169,317	4,319,277
Wells Fargo & Co.	465,290	13,056,037
Zions Bancorp	16,226	389,586

		28,399,990

Consumer Finance (0.6%)
American Express Co.	92,024	4,757,641
Capital One Financial Corp.	40,411	2,088,036
Discover Financial Services	48,037	1,284,990
SLM Corp.	46,474	781,228

		8,911,895

Diversified Financial Services (2.7%)
Bank of America Corp.	891,441	9,770,193
Citigroup, Inc.	256,940	10,698,982
CME Group, Inc.	5,885	1,716,007
IntercontinentalExchange, Inc.*	6,478	807,871
JPMorgan Chase & Co.	349,566	14,311,232
Leucadia National Corp.	17,310	590,271
Moody’s Corp.	17,464	669,745
NASDAQ OMX Group, Inc.*	13,263	335,554
NYSE Euronext	23,066	790,472

		39,690,327

Insurance (2.8%)
ACE Ltd.	29,698	1,954,722
Aflac, Inc.	41,057	1,916,541
Allstate Corp.	46,044	1,405,723
American International Group, Inc.*	38,419	1,126,445
Aon Corp.	29,100	1,492,830
Assurant, Inc.	8,489	307,896
Berkshire Hathaway, Inc., Class B*	152,303	11,786,729
Chubb Corp.	25,753	1,612,395
Cincinnati Financial Corp.	14,382	419,667
Genworth Financial, Inc., Class A*	43,279	444,908

	Number of Shares	Value (Note 1)

Hartford Financial Services Group, Inc.	39,220	$1,034,231
Lincoln National Corp.	27,622	786,951
Loews Corp.	27,237	1,146,405
Marsh & McLennan Cos., Inc.	48,224	1,504,107
MetLife, Inc.	93,012	4,080,436
Principal Financial Group, Inc.	28,309	861,160
Progressive Corp.	57,313	1,225,352
Prudential Financial, Inc.	42,926	2,729,664
Torchmark Corp.	6,629	425,184
Travelers Cos., Inc.	36,867	2,152,296
Unum Group	27,126	691,171
XL Group plc	27,277	599,549

		39,704,362

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT), Class A	10,563	269,673
AvalonBay Communities, Inc. (REIT)	7,690	987,396
Boston Properties, Inc. (REIT)	12,819	1,360,865
Equity Residential (REIT)	25,854	1,551,240
HCP, Inc. (REIT)	35,750	1,311,667
Health Care REIT, Inc. (REIT)	15,474	811,302
Host Hotels & Resorts, Inc. (REIT)	60,437	1,024,407
Kimco Realty Corp. (REIT)	35,868	668,580
Plum Creek Timber Co., Inc. (REIT)	14,277	578,790
ProLogis, Inc. (REIT)	39,966	1,432,381
Public Storage (REIT)	12,319	1,404,489
Simon Property Group, Inc. (REIT)	25,811	3,000,013
Ventas, Inc. (REIT)	14,402	759,129
Vornado Realty Trust (REIT)	14,437	1,345,240
Weyerhaeuser Co. (REIT)	47,438	1,036,995

		17,542,167

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	25,729	646,055

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	46,487	380,728
People’s United Financial, Inc.	31,595	424,637

		805,365

Total Financials		160,045,020

Health Care (8.6%)
Biotechnology (0.9%)
Amgen, Inc.*	81,803	4,773,205
Biogen Idec, Inc.*	21,268	2,273,974
Celgene Corp.*	40,731	2,456,894
Cephalon, Inc.*	6,782	541,882
Gilead Sciences, Inc.*	69,263	2,868,181

		12,914,136

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	50,107	2,990,887
Becton, Dickinson and Co.	19,198	1,654,292
Boston Scientific Corp.*	134,607	930,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

C.R. Bard, Inc.	7,546	$829,004
CareFusion Corp.*	19,701	535,276
Covidien plc	43,630	2,322,425
DENTSPLY International, Inc.	12,418	472,877
Edwards Lifesciences Corp.*	10,043	875,549
Intuitive Surgical, Inc.*	3,445	1,281,919
Medtronic, Inc.	94,098	3,625,596
St. Jude Medical, Inc.	28,953	1,380,479
Stryker Corp.	29,373	1,723,901
Varian Medical Systems, Inc.*	10,327	723,097
Zimmer Holdings, Inc.*	16,905	1,068,396

		20,413,832

Health Care Providers & Services (1.6%)
Aetna, Inc.	33,411	1,473,091
AmerisourceBergen Corp.	24,129	998,941
Cardinal Health, Inc.	30,867	1,401,979
CIGNA Corp.	23,724	1,220,125
Coventry Health Care, Inc.*	13,075	476,845
DaVita, Inc.*	8,355	723,627
Express Scripts, Inc.*	46,595	2,515,198
Humana, Inc.	14,828	1,194,247
Laboratory Corp. of America Holdings*	8,827	854,366
McKesson Corp.	22,192	1,856,361
Medco Health Solutions, Inc.*	35,190	1,988,939
Patterson Cos., Inc.	8,470	278,578
Quest Diagnostics, Inc.	13,862	819,244
Tenet Healthcare Corp.*	43,271	270,011
UnitedHealth Group, Inc.	95,226	4,911,757
WellPoint, Inc.	32,313	2,545,295

		23,528,604

Health Care Technology (0.1%)
Cerner Corp.*	12,746	778,908

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.*	30,536	1,560,695
Life Technologies Corp.*	15,749	820,050
PerkinElmer, Inc.	9,968	268,239
Thermo Fisher Scientific, Inc.*	33,733	2,172,068
Waters Corp.*	8,020	767,835

		5,588,887

Pharmaceuticals (4.2%)
Abbott Laboratories, Inc.	136,743	7,195,417
Allergan, Inc.	26,825	2,233,181
Bristol-Myers Squibb Co.	150,109	4,347,156
Eli Lilly and Co.	89,645	3,364,377
Forest Laboratories, Inc.*	25,204	991,525
Hospira, Inc.*	14,781	837,491
Johnson & Johnson	241,061	16,035,378
Merck & Co., Inc.	271,397	9,577,600
Mylan, Inc.*	38,695	954,606
Pfizer, Inc.	694,818	14,313,251
Watson Pharmaceuticals, Inc.*	11,145	765,996

		60,615,978

Total Health Care		123,840,345

Industrials (8.2%)
Aerospace & Defense (2.1%)
Boeing Co.	64,890	4,797,318
General Dynamics Corp.	32,669	2,434,494

	Number of Shares	Value (Note 1)

Goodrich Corp.	10,998	$1,050,309
Honeywell International, Inc.	69,160	4,121,244
ITT Corp.	16,127	950,364
L-3 Communications Holdings, Inc.	9,289	812,323
Lockheed Martin Corp.	25,066	2,029,594
Northrop Grumman Corp.	25,768	1,787,011
Precision Castparts Corp.	12,664	2,085,128
Raytheon Co.	31,253	1,557,962
Rockwell Collins, Inc.	13,572	837,257
Textron, Inc.	24,351	574,927
United Technologies Corp.	80,463	7,121,780

		30,159,711

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	14,352	1,131,512
Expeditors International of Washington, Inc.	18,601	952,185
FedEx Corp.	27,723	2,629,527
United Parcel Service, Inc., Class B	86,768	6,327,990

		11,041,214

Airlines (0.0%)
Southwest Airlines Co.	69,757	796,625

Building Products (0.0%)
Masco Corp.	31,606	380,220

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	9,328	360,341
Cintas Corp.	11,159	368,582
Iron Mountain, Inc.	17,692	603,120
Pitney Bowes, Inc.	17,988	413,544
R.R. Donnelley & Sons Co.	16,498	323,526
Republic Services, Inc.	26,730	824,620
Stericycle, Inc.*	7,566	674,282
Waste Management, Inc.	41,609	1,550,767

		5,118,782

Construction & Engineering (0.1%)
Fluor Corp.	15,270	987,358
Jacobs Engineering Group, Inc.*	11,185	483,751
Quanta Services, Inc.*	19,074	385,295

		1,856,404

Electrical Equipment (0.4%)
Emerson Electric Co.	66,143	3,720,544
Rockwell Automation, Inc.	12,646	1,097,167
Roper Industries, Inc.	8,451	703,968

		5,521,679

Industrial Conglomerates (1.8%)
3M Co.	62,518	5,929,832
General Electric Co.	932,951	17,595,456
Tyco International Ltd.	41,276	2,040,273

		25,565,561

Machinery (1.8%)
Caterpillar, Inc.	56,700	6,036,282
Cummins, Inc.	17,221	1,782,201
Danaher Corp.	47,922	2,539,387
Deere & Co.	36,934	3,045,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Dover Corp.	16,351	$1,108,598
Eaton Corp.	30,040	1,545,558
Flowserve Corp.	4,923	540,988
Illinois Tool Works, Inc.	43,916	2,480,815
Ingersoll-Rand plc	29,168	1,324,519
Joy Global, Inc.	9,195	875,732
PACCAR, Inc.	32,175	1,643,821
Pall Corp.	10,238	575,683
Parker Hannifin Corp.	14,280	1,281,487
Snap-On, Inc.	5,052	315,649
Stanley Black & Decker, Inc.	14,806	1,066,772

		26,162,700

Professional Services (0.1%)
Dun & Bradstreet Corp.	4,296	324,520
Equifax, Inc.	10,862	377,128
Robert Half International, Inc.	12,965	350,444

		1,052,092

Road & Rail (0.7%)
CSX Corp.	97,054	2,544,756
Norfolk Southern Corp.	31,017	2,324,104
Ryder System, Inc.	4,541	258,156
Union Pacific Corp.	43,160	4,505,904

		9,632,920

Trading Companies & Distributors (0.1%)
Fastenal Co.	25,976	934,876
W.W. Grainger, Inc.	5,127	787,764

		1,722,640

Total Industrials		119,010,548

Information Technology (13.0%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	483,895	7,553,601
F5 Networks, Inc.*	7,147	787,957
Harris Corp.	11,217	505,438
JDS Uniphase Corp.*	20,042	333,900
Juniper Networks, Inc.*	46,933	1,478,389
Motorola Mobility Holdings, Inc.*	26,000	573,040
Motorola Solutions, Inc.*	29,894	1,376,320
QUALCOMM, Inc.	146,787	8,336,034
Tellabs, Inc.	32,263	148,732

		21,093,411

Computers & Peripherals (3.1%)
Apple, Inc.*	81,332	27,300,712
Dell, Inc.*	144,499	2,408,798
EMC Corp.*	181,036	4,987,542
Hewlett-Packard Co.	182,485	6,642,454
Lexmark International, Inc., Class A*	7,015	205,259
NetApp, Inc.*	32,384	1,709,228
SanDisk Corp.*	20,879	866,478
Western Digital Corp.*	20,333	739,715

		44,860,186

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	15,520	837,925
Corning, Inc.	138,163	2,507,658
FLIR Systems, Inc.	14,084	474,772

	Number of Shares	Value (Note 1)

Jabil Circuit, Inc.	17,366	$350,793
Molex, Inc.	12,082	311,353

		4,482,501

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	16,467	518,216
eBay, Inc.*	100,336	3,237,843
Google, Inc., Class A*	22,112	11,197,074
Monster Worldwide, Inc.*	11,471	168,165
VeriSign, Inc.	14,706	492,063
Yahoo!, Inc.*	114,695	1,725,013

		17,338,374

IT Services (2.4%)
Automatic Data Processing, Inc.	43,883	2,311,756
Cognizant Technology Solutions Corp., Class A*	26,781	1,964,119
Computer Sciences Corp.	13,675	519,103
Fidelity National Information Services, Inc.	23,711	730,062
Fiserv, Inc.*	12,653	792,457
International Business Machines Corp.	106,517	18,272,991
Mastercard, Inc., Class A	8,287	2,497,205
Paychex, Inc.	28,371	871,557
SAIC, Inc.*	24,623	414,159
Teradata Corp.*	14,871	895,234
Total System Services, Inc.	14,308	265,843
Visa, Inc., Class A	42,083	3,545,914
Western Union Co.	55,679	1,115,250

		34,195,650

Office Electronics (0.1%)
Xerox Corp.	123,383	1,284,417

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	50,970	356,280
Altera Corp.	28,373	1,315,088
Analog Devices, Inc.	26,255	1,027,621
Applied Materials, Inc.	116,057	1,509,902
Broadcom Corp., Class A*	42,009	1,413,183
First Solar, Inc.*	4,743	627,357
Intel Corp.	466,436	10,336,222
KLA-Tencor Corp.	14,801	599,144
Linear Technology Corp.	20,072	662,777
LSI Corp.*	53,459	380,628
MEMC Electronic Materials, Inc.*	20,414	174,131
Microchip Technology, Inc.	16,790	636,509
Micron Technology, Inc.*	75,916	567,852
National Semiconductor Corp.	21,263	523,282
Novellus Systems, Inc.*	7,750	280,085
NVIDIA Corp.*	52,878	842,611
Teradyne, Inc.*	16,402	242,750
Texas Instruments, Inc.	102,179	3,354,537
Xilinx, Inc.	23,254	848,073

		25,698,032

Software (2.7%)
Adobe Systems, Inc.*	44,414	1,396,820
Autodesk, Inc.*	20,350	785,510
BMC Software, Inc.*	15,581	852,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

CA, Inc.	33,448	$763,952
Citrix Systems, Inc.*	16,488	1,319,040
Compuware Corp.*	19,334	188,700
Electronic Arts, Inc.*	29,078	686,241
Intuit, Inc.*	24,092	1,249,411
Microsoft Corp.	652,808	16,973,008
Oracle Corp.	342,795	11,281,384
Red Hat, Inc.*	17,009	780,713
Salesforce.com, Inc.*	10,609	1,580,529
Symantec Corp.*	66,527	1,311,912

		39,169,501

Total Information Technology		188,122,072

Materials (2.7%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	18,597	1,777,501
Airgas, Inc.	6,089	426,474
CF Industries Holdings, Inc.	6,296	891,954
Dow Chemical Co.	103,443	3,723,948
E.I. du Pont de Nemours & Co.	81,717	4,416,804
Eastman Chemical Co.	6,211	633,957
Ecolab, Inc.	20,338	1,146,656
FMC Corp.	6,326	544,162
International Flavors & Fragrances, Inc.	7,091	455,526
Monsanto Co.	47,091	3,415,981
PPG Industries, Inc.	13,926	1,264,341
Praxair, Inc.	26,759	2,900,408
Sherwin-Williams Co.	7,788	653,180
Sigma-Aldrich Corp.	10,733	787,588

		23,038,480

Construction Materials (0.0%)
Vulcan Materials Co.	11,390	438,857

Containers & Packaging (0.1%)
Ball Corp.	14,808	569,516
Bemis Co., Inc.	9,305	314,323
Owens-Illinois, Inc.*	14,476	373,625
Sealed Air Corp.	14,142	336,438

		1,593,902

Metals & Mining (0.9%)
AK Steel Holding Corp.	9,782	154,164
Alcoa, Inc.	93,651	1,485,305
Allegheny Technologies, Inc.	9,356	593,825
Cliffs Natural Resources, Inc.	12,679	1,172,174
Freeport-McMoRan Copper & Gold, Inc.	83,354	4,409,427
Newmont Mining Corp.	43,450	2,344,997
Nucor Corp.	27,833	1,147,276
Titanium Metals Corp.	8,001	146,578
United States Steel Corp.	12,676	583,603

		12,037,349

Paper & Forest Products (0.1%)
International Paper Co.	38,509	1,148,338
MeadWestvaco Corp.	14,966	498,518

		1,646,856

Total Materials		38,755,444

	Number of Shares	Value (Note 1)

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	520,955	$16,363,196
CenturyLink, Inc.	52,857	2,137,008
Frontier Communications Corp.	87,704	707,771
Verizon Communications, Inc.	248,746	9,260,814
Windstream Corp.	44,957	582,643

		29,051,432

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	34,815	1,821,869
MetroPCS Communications, Inc.*	23,432	403,265
Sprint Nextel Corp.*	263,395	1,419,699

		3,644,833

Total Telecommunication Services		32,696,265

Utilities (2.5%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	42,278	1,593,035
Duke Energy Corp.	117,176	2,206,424
Edison International	28,692	1,111,815
Entergy Corp.	15,673	1,070,152
Exelon Corp.	58,296	2,497,401
FirstEnergy Corp.	36,700	1,620,305
NextEra Energy, Inc.	37,139	2,134,007
Northeast Utilities	15,587	548,195
Pepco Holdings, Inc.	19,926	391,147
Pinnacle West Capital Corp.	9,503	423,644
PPL Corp.	50,629	1,409,005
Progress Energy, Inc.	25,934	1,245,091
Southern Co.	74,723	3,017,315

		19,267,536

Gas Utilities (0.1%)
Nicor, Inc.	3,700	202,538
Oneok, Inc.	9,441	698,729

		901,267

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	57,886	737,468
Constellation Energy Group, Inc.	17,689	671,474
NRG Energy, Inc.*	21,045	517,286

		1,926,228

Multi-Utilities (1.0%)
Ameren Corp.	21,257	613,052
CenterPoint Energy, Inc.	37,218	720,168
CMS Energy Corp.	22,262	438,339
Consolidated Edison, Inc.	25,760	1,371,462
Dominion Resources, Inc.	50,675	2,446,082
DTE Energy Co.	14,922	746,398
Integrys Energy Group, Inc.	6,773	351,112
NiSource, Inc.	24,658	499,325
PG&E Corp.	35,035	1,472,521
Public Service Enterprise Group, Inc.	44,541	1,453,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SCANA Corp.	9,958	$392,046
Sempra Energy	21,086	1,115,028
TECO Energy, Inc.	18,702	353,281
Wisconsin Energy Corp.	20,602	645,873
Xcel Energy, Inc.	42,642	1,036,201

		13,654,706

Total Utilities		35,749,737

Total Common Stocks (73.2%) (Cost $944,217,862)		1,057,277,178

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Short-Term Investment (24.5%)
BlackRock Liquidity Funds TempFund 0.08%‡ (Cost $354,516,072)	354,516,072	$354,516,072

Total Investments (97.7%) (Cost $1,298,733,934)		1,411,793,250
Other Assets Less Liabilities (2.3%)		33,143,269

Net Assets (100%)		$1,444,936,519

*	Non-income producing.
@	Shares are less than 0.5
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$275,527,949	$412,355,788	$333,367,665	$354,516,072	$10,674	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	5,862	September-11	$376,017,454	$385,573,050	$9,555,596

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$112,494,804	$—	$—	$112,494,804
Consumer Staples	112,546,795	—	—	112,546,795
Energy	134,016,148	—	—	134,016,148
Financials	160,045,020	—	—	160,045,020
Health Care	123,840,345	—	—	123,840,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$119,010,548	$—	$—	$119,010,548
Information Technology	188,122,072	—	—	188,122,072
Materials	38,755,444	—	—	38,755,444
Telecommunication Services	32,696,265	—	—	32,696,265
Utilities	35,749,737	—	—	35,749,737
Futures	9,555,596	—	—	9,555,596
Short-Term Investments	—	354,516,072	—	354,516,072

Total Assets	$1,066,832,774	$354,516,072	$—	$1,421,348,846

Total Liabilities	$—	$—	$—	$—

Total	$1,066,832,774	$354,516,072	$—	$1,421,348,846

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	9,555,596	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$9,555,596

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	15,610,256	—	—	15,610,256
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$15,610,256	$—	$—	$15,610,256

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,235,140	—	—	2,235,140
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,235,140	$—	$—	$2,235,140

The Portfolio held futures contracts with an average notional balance of approximately $364,653,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$288,259,664
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,806,789

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,996,359
Aggregate gross unrealized depreciation	(16,050,756)

Net unrealized appreciation	$112,945,603

Federal income tax cost of investments	$1,298,847,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $354,516,072)	$354,516,072
Unaffiliated Issuers (Cost $944,217,862)	1,057,277,178
Cash held as collateral at broker	26,618,800
Due from broker for futures variation margin	3,264,196
Receivable from Separate Accounts for Trust shares sold	2,404,978
Dividends, interest and other receivables	1,311,143
Receivable for securities sold	346,015
Receivable from investment sub-advisor	44,175
Other assets	8,367

Total assets	1,445,790,924

LIABILITIES
Investment management fees payable	505,877
Administrative fees payable	176,639
Payable for securities purchased	93,441
Distribution fees payable - Class IB	16,746
Payable to Separate Accounts for Trust shares redeemed	4,808
Trustees’ fees payable	217
Accrued expenses	56,677

Total liabilities	854,405

NET ASSETS	$1,444,936,519

Net assets were comprised of:
Paid in capital	$1,288,110,771
Accumulated undistributed net investment income (loss)	5,053,347
Accumulated undistributed net realized gains (losses) on investments and futures	29,157,489
Net unrealized appreciation (depreciation) on investments and futures	122,614,912

Net assets	$1,444,936,519

Class IA
Net asset value, offering and redemption price per share, $1,357,304,866 / 93,340,490 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.54

Class IB
Net asset value, offering and redemption price per share, $87,631,653 / 6,064,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($10,674 of dividend income received from affiliates)	$8,701,090

EXPENSES
Investment management fees	2,771,523
Administrative fees	958,745
Distribution fees - Class IB	86,143
Printing and mailing expenses	47,723
Professional fees	19,866
Custodian fees	18,105
Trustees’ fees	12,979
Miscellaneous	9,243

Gross expenses	3,924,327
Less: Reimbursement from sub-advisor	(123,357)

Net expenses	3,800,970

NET INVESTMENT INCOME (LOSS)	4,900,120

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	557,103
Futures	15,610,256

Net realized gain (loss)	16,167,359

Change in unrealized appreciation (depreciation) on:
Securities	39,234,053
Futures	2,235,140

Net change in unrealized appreciation (depreciation)	41,469,193

NET REALIZED AND UNREALIZED GAIN (LOSS)	57,636,552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,536,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,900,120	$5,024,153
Net realized gain (loss) on investments and futures	16,167,359	28,589,508
Net change in unrealized appreciation (depreciation) on investments and futures	41,469,193	75,278,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	62,536,672	108,891,862

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,760,505)
Class IB	—	(127,795)

	—	(4,888,300)

Distributions from net realized capital gains
Class IA	—	(18,389,800)
Class IB	—	(899,333)

	—	(19,289,133)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(24,177,433)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 25,208,366 and 54,608,627 shares, respectively ]	362,411,801	694,081,638
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,740,500 shares, respectively ]	—	23,150,305
Capital shares repurchased [ (3,419,721) and (2,996,479) shares, respectively ]	(49,164,220)	(40,626,638)

Total Class IA transactions	313,247,581	676,605,305

Class IB
Capital shares sold [ 2,373,395 and 3,876,522 shares, respectively ]	33,972,322	48,858,029
Capital shares issued in reinvestment of dividends and distributions [ 0 and 77,193 shares, respectively ]	—	1,027,128
Capital shares repurchased [ (202,980) and (81,666) shares, respectively ]	(2,913,588)	(1,039,391)

Total Class IB transactions	31,058,734	48,845,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	344,306,315	725,451,071

TOTAL INCREASE (DECREASE) IN NET ASSETS	406,842,987	810,165,500
NET ASSETS:
Beginning of period	1,038,093,532	227,928,032

End of period (a)	$1,444,936,519	$1,038,093,532

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,053,347	$153,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010		May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$13.76	$12.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11	(e)	0.06	(e)
Net realized and unrealized gain (loss) on investments	0.72	1.51		2.47

Total from investment operations	0.78	1.62		2.53

Less distributions:
Dividends from net investment income	—	(0.07)		(0.02)
Distributions from net realized gains	—	(0.30)		—

Total dividends and distributions	—	(0.37)		(0.02)

Net asset value, end of period	$14.54	$13.76		$12.51

Total return (b)	5.67%	13.09%		25.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,357,305	$984,788		$227,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%	0.63%		0.69%
Before waivers and reimbursements fees paid indirectly (a)	0.62%	0.64%		0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.81%	0.88%		0.85%
Before waivers and reimbursements fees paid indirectly (a)	0.79%	0.87%		0.70%
Portfolio turnover rate	1%	1%		6%

Class IB	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$13.69	$12.43		$11.71

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments	0.72	1.51		0.72

Total from investment operations	0.76	1.60		0.74

Less distributions:
Dividends from net investment income	—	(0.04)		(0.02)
Distributions from net realized gains	—	(0.30)		—

Total dividends and distributions	—	(0.34)		(0.02)

Net asset value, end of period	$14.45	$13.69		$12.43

Total return (b)	5.55%	12.97%		6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,632	$53,305		$270
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.85%	0.88	%(c)	0.94	%(c)
Before waivers and reimbursements (a)	0.87%	0.89	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.57%	0.69%		0.81%
Before waivers and reimbursements (a)	0.55%	0.67%		0.78%
Portfolio turnover rate	1%	1%		6%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 400 PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	14.0%
Information Technology	11.7
Industrials	11.5
Consumer Discretionary	10.1
Health Care	8.1
Energy	5.5
Materials	5.4
Utilities	4.1
Consumer Staples	3.1
Telecommunication Services	0.4
Cash and Other	26.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class IA
Actual	$1,000.00	$1,081.10	$3.51
Hypothetical (5% average return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	1,080.90	4.80
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.8%)
BorgWarner, Inc.*	9,773	$789,561
Gentex Corp.	12,755	385,583

		1,175,144

Automobiles (0.1%)
Thor Industries, Inc.	3,813	109,967

Distributors (0.2%)
LKQ Corp.*	13,038	340,161

Diversified Consumer Services (0.8%)
Career Education Corp.*	5,644	119,371
ITT Educational Services, Inc.*	2,062	161,331
Matthews International Corp., Class A	2,654	106,558
Regis Corp.	5,211	79,833
Service Corp. International	21,365	249,543
Sotheby’s, Inc.	6,044	262,914
Strayer Education, Inc.	1,098	138,776

		1,118,326

Hotels, Restaurants & Leisure (1.1%)
Bally Technologies, Inc.*	3,867	157,310
Bob Evans Farms, Inc.	2,727	95,363
Brinker International, Inc.	7,595	185,774
Cheesecake Factory, Inc.*	5,223	163,845
International Speedway Corp., Class A	2,632	74,775
Life Time Fitness, Inc.*	3,792	151,339
Panera Bread Co., Class A*	2,718	341,544
Scientific Games Corp., Class A*	5,756	59,517
Wendy’s/Arby’s Group, Inc., Class A	28,936	146,705
WMS Industries, Inc.*	5,132	157,655

		1,533,827

Household Durables (1.1%)
American Greetings Corp., Class A	3,641	87,530
KB Home	6,515	63,717
M.D.C. Holdings, Inc.	3,408	83,973
Mohawk Industries, Inc.*	5,039	302,289
NVR, Inc.*	525	380,877
Ryland Group, Inc.	4,010	66,285
Toll Brothers, Inc.*	13,096	271,611
Tupperware Brands Corp.	5,577	376,169

		1,632,451

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.*	24,239	86,776
Polaris Industries, Inc.	3,072	341,514

		428,290

Media (0.7%)
AMC Networks, Inc., Class A*	5,101	221,893
DreamWorks Animation SKG, Inc., Class A*	6,367	127,977
John Wiley & Sons, Inc., Class A	4,190	217,922
Lamar Advertising Co., Class A*	5,162	141,284
Meredith Corp.	3,276	101,982

	Number of Shares	Value (Note 1)

New York Times Co., Class A*	10,737	$93,627
Scholastic Corp.	2,157	57,376

		962,061

Multiline Retail (0.7%)
99 Cents Only Stores*	4,249	86,000
Dollar Tree, Inc.*	10,913	727,024
Saks, Inc.*	14,659	163,741

		976,765

Specialty Retail (2.9%)
Aaron’s, Inc.	6,452	182,334
Advance Auto Parts, Inc.	6,846	400,423
Aeropostale, Inc.*	7,245	126,787
American Eagle Outfitters, Inc.	17,439	222,347
ANN, Inc.*	4,672	121,939
Ascena Retail Group, Inc.*	6,164	209,884
Barnes & Noble, Inc.	3,534	58,594
Chico’s FAS, Inc.	15,767	240,131
Collective Brands, Inc.*	5,548	81,500
Dick’s Sporting Goods, Inc.*	8,161	313,790
Foot Locker, Inc.	13,751	326,724
Guess?, Inc.	5,716	240,415
Office Depot, Inc.*	25,490	107,568
PetSmart, Inc.	10,127	459,462
RadioShack Corp.	9,402	125,141
Rent-A-Center, Inc.	5,702	174,253
Tractor Supply Co.	6,454	431,644
Williams-Sonoma, Inc.	9,382	342,349

		4,165,285

Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor Corp.*	3,458	304,788
Fossil, Inc.*	4,464	525,502
Hanesbrands, Inc.*	8,635	246,529
Phillips-Van Heusen Corp.	6,016	393,868
Timberland Co., Class A*	3,527	151,555
Under Armour, Inc., Class A*	3,193	246,851
Warnaco Group, Inc.*	3,940	205,865

		2,074,958

Total Consumer Discretionary		14,517,235

Consumer Staples (3.1%)
Beverages (0.3%)
Hansen Natural Corp.*	6,158	498,490

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	4,892	246,312
Ruddick Corp.	3,832	166,845

		413,157

Food Products (1.7%)
Corn Products International, Inc.	6,817	376,844
Flowers Foods, Inc.	10,056	221,634
Green Mountain Coffee Roasters, Inc.*	11,142	994,535
Lancaster Colony Corp.	1,703	103,577
Ralcorp Holdings, Inc.*	4,916	425,627
Smithfield Foods, Inc.*	14,844	324,638
Tootsie Roll Industries, Inc.	2,257	66,040

		2,512,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.7%)
Church & Dwight Co., Inc.	12,765	$517,493
Energizer Holdings, Inc.*	6,224	450,369

		967,862

Tobacco (0.1%)
Universal Corp.	2,088	78,655

Total Consumer Staples		4,471,059

Energy (5.5%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	5,045	222,636
CARBO Ceramics, Inc.	1,699	276,852
Dresser-Rand Group, Inc.*	7,128	383,130
Dril-Quip, Inc.*	3,084	209,188
Exterran Holdings, Inc.*	5,741	113,844
Helix Energy Solutions Group, Inc.*	9,507	157,436
Oceaneering International, Inc.	9,698	392,769
Oil States International, Inc.*	4,578	365,828
Patterson-UTI Energy, Inc.	13,803	436,313
Superior Energy Services, Inc.*	7,125	264,623
Tidewater, Inc.	4,641	249,732
Unit Corp.*	3,580	218,129

		3,290,480

Oil, Gas & Consumable Fuels (3.2%)
Arch Coal, Inc.	18,962	505,527
Bill Barrett Corp.*	4,227	195,921
Cimarex Energy Co.	7,635	686,539
Comstock Resources, Inc.*	4,276	123,106
Energen Corp.	6,440	363,860
Forest Oil Corp.*	10,160	271,374
Frontier Oil Corp.	9,455	305,491
Holly Corp.*	4,686	325,208
Northern Oil and Gas, Inc.*	4,885	108,203
Overseas Shipholding Group, Inc.	2,422	65,249
Patriot Coal Corp.*	8,180	182,087
Plains Exploration & Production Co.*	12,592	480,007
Quicksilver Resources, Inc.*	10,581	156,175
SM Energy Co.	5,685	417,734
Southern Union Co.	11,147	447,552

		4,634,033

Total Energy		7,924,513

Financials (14.0%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	4,649	471,641
Apollo Investment Corp.	17,550	179,185
Eaton Vance Corp.	10,599	320,408
Greenhill & Co., Inc.	2,291	123,302
Jefferies Group, Inc.	12,745	259,998
Raymond James Financial, Inc.	9,047	290,861
SEI Investments Co.	12,917	290,762
Waddell & Reed Financial, Inc., Class A	7,721	280,658

		2,216,815

	Number of Shares	Value (Note 1)

Commercial Banks (2.5%)
Associated Banc-Corp	15,514	$215,645
BancorpSouth, Inc.	6,620	82,154
Bank of Hawaii Corp.	4,271	198,687
Cathay General Bancorp	7,067	115,828
City National Corp./California	4,235	229,749
Commerce Bancshares, Inc./Missouri	6,932	298,076
Cullen/Frost Bankers, Inc.	5,476	311,310
East West Bancorp, Inc.	13,303	268,854
FirstMerit Corp.	9,792	161,666
Fulton Financial Corp.	17,844	191,109
Hancock Holding Co.	4,238	131,293
International Bancshares Corp.	4,762	79,668
Prosperity Bancshares, Inc.	4,200	184,044
SVB Financial Group*	3,838	229,167
Synovus Financial Corp.	50,325	104,676
TCF Financial Corp.	14,239	196,498
Trustmark Corp.	5,115	119,742
Valley National Bancorp	15,206	206,954
Webster Financial Corp.	6,598	138,690
Westamerica Bancorp	2,592	127,656

		3,591,466

Diversified Financial Services (0.3%)
MSCI, Inc., Class A*	10,732	404,382

Insurance (2.9%)
American Financial Group, Inc./Ohio	6,757	241,157
Arthur J. Gallagher & Co.	9,877	281,890
Aspen Insurance Holdings Ltd.	6,343	163,205
Brown & Brown, Inc.	10,482	268,968
Everest Reinsurance Group Ltd.	4,850	396,487
Fidelity National Financial, Inc., Class A	19,959	314,155
First American Financial Corp.	9,434	147,642
Hanover Insurance Group, Inc.	4,073	153,593
HCC Insurance Holdings, Inc.	10,160	320,040
Mercury General Corp.	3,198	126,289
Old Republic International Corp.	22,805	267,959
Protective Life Corp.	7,679	177,615
Reinsurance Group of America, Inc.	6,602	401,798
StanCorp Financial Group, Inc.	4,053	170,996
Transatlantic Holdings, Inc.	5,587	273,819
Unitrin, Inc.	4,395	130,400
W. R. Berkley Corp.	10,380	336,727

		4,172,740

Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,517	427,126
BRE Properties, Inc. (REIT)	6,563	327,362
Camden Property Trust (REIT)	6,269	398,834
Corporate Office Properties Trust/Maryland (REIT)	6,366	198,046
Cousins Properties, Inc. (REIT)	9,343	79,789
Duke Realty Corp. (REIT)	22,583	316,388
Equity One, Inc. (REIT)	5,568	103,788
Essex Property Trust, Inc. (REIT)	2,912	393,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Federal Realty Investment Trust (REIT)	5,558	$473,430
Highwoods Properties, Inc. (REIT)	3,996	132,388
Hospitality Properties Trust (REIT)	11,041	267,744
Liberty Property Trust (REIT)	10,300	335,574
Macerich Co. (REIT)	11,685	625,148
Mack-Cali Realty Corp. (REIT)	7,778	256,207
Nationwide Health Properties, Inc. (REIT)	11,312	468,430
Omega Healthcare Investors, Inc. (REIT)	9,100	191,191
Potlatch Corp. (REIT)	3,603	127,078
Rayonier, Inc. (REIT)	7,246	473,526
Realty Income Corp. (REIT)	11,331	379,475
Regency Centers Corp. (REIT)	8,034	353,255
Senior Housing Properties Trust (REIT)	13,574	317,767
SL Green Realty Corp. (REIT)	7,399	613,155
Taubman Centers, Inc. (REIT)	4,996	295,763
UDR, Inc. (REIT)	16,951	416,147
Weingarten Realty Investors (REIT)	10,799	271,703

		8,243,279

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	3,836	361,735

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	7,440	95,158
First Niagara Financial Group, Inc.	27,090	357,588
New York Community Bancorp, Inc.	39,039	585,195
Washington Federal, Inc.	9,957	163,593

		1,201,534

Total Financials		20,191,951

Health Care (8.1%)
Biotechnology (0.9%)
United Therapeutics Corp.*	4,571	251,862
Vertex Pharmaceuticals, Inc.*	18,380	955,577

		1,207,439

Health Care Equipment & Supplies (2.3%)
Cooper Cos., Inc.	4,195	332,412
Gen-Probe, Inc.*	4,286	296,377
Hill-Rom Holdings, Inc.	5,650	260,126
Hologic, Inc.*	23,355	471,070
IDEXX Laboratories, Inc.*	5,123	397,340
Immucor, Inc.*	6,310	128,850
Kinetic Concepts, Inc.*	5,506	317,311
Masimo Corp.	5,356	158,966
ResMed, Inc.*	13,659	422,746
STERIS Corp.	5,304	185,534
Teleflex, Inc.	3,605	220,121
Thoratec Corp.*	5,128	168,301

		3,359,154

Health Care Providers & Services (2.6%)
Catalyst Health Solutions, Inc.*	4,452	248,511
Community Health Systems, Inc.*	8,408	215,917

	Number of Shares	Value (Note 1)

Health Management Associates, Inc., Class A*	22,650	$244,167
Health Net, Inc.*	8,095	259,769
Henry Schein, Inc.*	8,235	589,544
Kindred Healthcare, Inc.*	4,649	99,814
LifePoint Hospitals, Inc.*	4,701	183,715
Lincare Holdings, Inc.	8,471	247,946
MEDNAX, Inc.*	4,293	309,912
Omnicare, Inc.	10,363	330,476
Owens & Minor, Inc.	5,709	196,903
Universal Health Services, Inc., Class B	8,723	449,496
VCA Antech, Inc.*	7,744	164,173
WellCare Health Plans, Inc.*	3,811	195,923

		3,736,266

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	17,003	330,198

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	1,755	209,477
Charles River Laboratories International, Inc.*	4,627	188,087
Covance, Inc.*	5,422	321,904
Mettler-Toledo International, Inc.*	2,871	484,252
Pharmaceutical Product Development, Inc.	10,127	271,809
Techne Corp.	3,320	276,788

		1,752,317

Pharmaceuticals (0.9%)
Endo Pharmaceuticals Holdings, Inc.*	10,411	418,210
Medicis Pharmaceutical Corp., Class A	5,527	210,965
Perrigo Co.	7,449	654,544

		1,283,719

Total Health Care		11,669,093

Industrials (11.5%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.	3,004	214,275
BE Aerospace, Inc.*	9,214	376,024
Huntington Ingalls Industries, Inc.*	4,372	150,834
Triumph Group, Inc.	1,714	170,680

		911,813

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	9,195	181,050

Airlines (0.2%)
Alaska Air Group, Inc.*	3,207	219,551
JetBlue Airways Corp.*	18,271	111,453

		331,004

Building Products (0.1%)
Lennox International, Inc.	4,013	172,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.2%)
Brink’s Co.	4,185	$124,839
Clean Harbors, Inc.*	2,062	212,901
Copart, Inc.*	5,345	249,077
Corrections Corp. of America*	9,604	207,927
Deluxe Corp.	4,621	114,185
Herman Miller, Inc.	5,146	140,074
HNI Corp.	4,026	101,133
Mine Safety Appliances Co.	2,799	104,515
Rollins, Inc.	5,696	116,084
Waste Connections, Inc.	10,152	322,123

		1,692,858

Construction & Engineering (1.0%)
Aecom Technology Corp.*	10,656	291,335
Granite Construction, Inc.	3,066	75,209
KBR, Inc.	13,533	510,059
Shaw Group, Inc.*	6,462	195,217
URS Corp.*	7,029	314,477

		1,386,297

Electrical Equipment (1.3%)
Acuity Brands, Inc.	3,876	216,203
AMETEK, Inc.	14,355	644,540
Hubbell, Inc., Class B	5,385	349,756
Regal-Beloit Corp.	3,457	230,824
Thomas & Betts Corp.*	4,690	252,556
Woodward, Inc.	5,300	184,758

		1,878,637

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	5,476	269,583

Machinery (4.3%)
AGCO Corp.*	8,469	418,030
Bucyrus International, Inc.	7,270	666,368
Crane Co.	4,127	203,915
Donaldson Co., Inc.	6,820	413,838
Gardner Denver, Inc.	4,671	392,597
Graco, Inc.	5,424	274,780
Harsco Corp.	7,219	235,339
IDEX Corp.	7,408	339,657
Kennametal, Inc.	7,314	308,724
Lincoln Electric Holdings, Inc.	7,543	270,416
Nordson Corp.	6,100	334,585
Oshkosh Corp.*	8,153	235,948
Pentair, Inc.	8,796	355,007
SPX Corp.	4,557	376,682
Terex Corp.*	9,803	278,895
Timken Co.	7,262	366,005
Trinity Industries, Inc.	7,149	249,357
Valmont Industries, Inc.	1,916	184,683
Wabtec Corp.	4,317	283,713

		6,188,539

Marine (0.3%)
Alexander & Baldwin, Inc.	3,726	179,444
Kirby Corp.*	4,801	272,073

		451,517

Professional Services (0.7%)
Corporate Executive Board Co.	3,098	135,228
FTI Consulting, Inc.*	3,772	143,110

	Number of Shares	Value (Note 1)

Korn/Ferry International*	4,224	$92,886
Manpower, Inc.	7,343	393,952
Towers Watson & Co., Class A	4,036	265,205

		1,030,381

Road & Rail (1.0%)
Con-way, Inc.	4,963	192,614
J.B. Hunt Transport Services, Inc.	7,736	364,288
Kansas City Southern*	9,798	581,315
Landstar System, Inc.	4,287	199,260
Werner Enterprises, Inc.	3,994	100,050

		1,437,527

Trading Companies & Distributors (0.5%)
GATX Corp.	4,159	154,382
MSC Industrial Direct Co., Class A	4,041	267,959
United Rentals, Inc.*	5,608	142,443
Watsco, Inc.	2,538	172,559

		737,343

Total Industrials		16,669,389

Information Technology (11.7%)
Communications Equipment (1.1%)
ADTRAN, Inc.	5,787	224,015
Ciena Corp.*	8,516	156,524
Plantronics, Inc.	4,313	157,554
Polycom, Inc.*	7,880	506,684
Riverbed Technology, Inc.*	13,708	542,699

		1,587,476

Computers & Peripherals (0.4%)
Diebold, Inc.	5,849	181,378
NCR Corp.*	14,185	267,955
QLogic Corp.*	9,394	149,552

		598,885

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	10,368	430,272
Avnet, Inc.*	13,646	435,034
Ingram Micro, Inc., Class A*	14,404	261,289
Itron, Inc.*	3,637	175,158
National Instruments Corp.	7,987	237,134
Tech Data Corp.*	4,156	203,187
Trimble Navigation Ltd.*	10,953	434,177
Vishay Intertechnology, Inc.*	14,805	222,667

		2,398,918

Internet Software & Services (0.8%)
AOL, Inc.*	9,574	190,140
Digital River, Inc.*	3,563	114,586
Equinix, Inc.*	4,184	422,668
Rackspace Hosting, Inc.*	8,896	380,215
ValueClick, Inc.*	7,066	117,295

		1,224,904

IT Services (1.8%)
Acxiom Corp.*	7,306	95,782
Alliance Data Systems Corp.*	4,558	428,771
Broadridge Financial Solutions, Inc.	11,035	265,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.*	10,885	$148,471
CoreLogic, Inc.*	9,781	163,441
DST Systems, Inc.	3,205	169,224
Gartner, Inc.*	7,739	311,804
Global Payments, Inc.	7,154	364,854
Jack Henry & Associates, Inc.	7,725	231,827
Lender Processing Services, Inc.	7,734	161,718
ManTech International Corp., Class A	2,045	90,839
NeuStar, Inc., Class A*	1,649	43,204
SRA International, Inc., Class A*	3,879	119,939

		2,595,486

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,891	206,254

Semiconductors & Semiconductor Equipment (2.5%)
Atmel Corp.*	40,843	574,661
Cree, Inc.*	9,782	328,577
Cypress Semiconductor Corp.*	15,020	317,523
Fairchild Semiconductor International, Inc.*	11,429	190,979
Integrated Device Technology, Inc.*	13,322	104,711
International Rectifier Corp.*	6,252	174,868
Intersil Corp., Class A	11,264	144,742
Lam Research Corp.*	11,116	492,217
RF Micro Devices, Inc.*	24,837	152,002
Semtech Corp.*	5,850	159,939
Silicon Laboratories, Inc.*	3,991	164,669
Skyworks Solutions, Inc.*	16,632	382,203
Varian Semiconductor Equipment Associates, Inc.*	6,736	413,860

		3,600,951

Software (3.3%)
ACI Worldwide, Inc.*	3,008	101,580
Advent Software, Inc.*	2,931	82,566
ANSYS, Inc.*	8,200	448,294
Cadence Design Systems, Inc.*	24,058	254,053
Concur Technologies, Inc.*	4,200	210,294
FactSet Research Systems, Inc.	4,121	421,661
Fair Isaac Corp.	3,581	108,146
Informatica Corp.*	9,445	551,871
Mentor Graphics Corp.*	9,968	127,690
MICROS Systems, Inc.*	7,248	360,298
Parametric Technology Corp.*	10,623	243,585
Quest Software, Inc.*	5,468	124,288
Rovi Corp.*	10,083	578,361
Solera Holdings, Inc.	6,313	373,477
Synopsys, Inc.*	13,109	337,033
TIBCO Software, Inc.*	14,449	419,310

		4,742,507

Total Information Technology		16,955,381

Materials (5.4%)
Chemicals (2.6%)
Albemarle Corp.	8,186	566,471
Ashland, Inc.	7,068	456,734
Cabot Corp.	5,868	233,957
Cytec Industries, Inc.	4,402	251,751

	Number of Shares	Value (Note 1)

Intrepid Potash, Inc.*	3,983	$129,448
Lubrizol Corp.	5,738	770,441
Minerals Technologies, Inc.	1,642	108,848
NewMarket Corp.	858	146,469
Olin Corp.	7,143	161,860
RPM International, Inc.	11,666	268,551
Scotts Miracle-Gro Co., Class A	4,013	205,907
Sensient Technologies Corp.	4,487	166,333
Valspar Corp.	8,374	301,967

		3,768,737

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	4,074	325,798

Containers & Packaging (1.3%)
AptarGroup, Inc.	6,009	314,511
Greif, Inc., Class A	2,792	181,564
Packaging Corp. of America	8,972	251,126
Rock-Tenn Co., Class A	6,079	403,281
Silgan Holdings, Inc.	4,395	180,063
Sonoco Products Co.	8,912	316,732
Temple-Inland, Inc.	9,685	288,032

		1,935,309

Metals & Mining (1.0%)
Carpenter Technology Corp.	3,942	227,375
Commercial Metals Co.	10,353	148,565
Compass Minerals International, Inc.	2,940	253,046
Reliance Steel & Aluminum Co.	6,688	332,059
Steel Dynamics, Inc.	19,523	317,249
Worthington Industries, Inc.	5,010	115,731

		1,394,025

Paper & Forest Products (0.3%)
Domtar Corp.	3,667	347,338
Louisiana-Pacific Corp.*	11,897	96,842

		444,180

Total Materials		7,868,049

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	13,473	276,601

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	8,156	253,488

Total Telecommunication Services		530,089

Utilities (4.1%)
Electric Utilities (1.3%)
Cleco Corp.	5,461	190,316
DPL, Inc.	10,452	315,232
Great Plains Energy, Inc.	12,160	252,077
Hawaiian Electric Industries, Inc.	8,530	205,232
IDACORP, Inc.	4,440	175,380
NV Energy, Inc.	21,079	323,563
PNM Resources, Inc.	7,779	130,220
Westar Energy, Inc.	10,167	273,594

		1,865,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (1.3%)
AGL Resources, Inc.	6,998	$284,888
Atmos Energy Corp.	8,079	268,627
National Fuel Gas Co.	7,383	537,482
Questar Corp.	15,869	281,040
UGI Corp.	9,981	318,294
WGL Holdings, Inc.	4,589	176,631

		1,866,962

Multi-Utilities (1.3%)
Alliant Energy Corp.	9,911	402,981
Black Hills Corp.	3,542	106,579
MDU Resources Group, Inc.	16,868	379,530
NSTAR	9,253	425,453
OGE Energy Corp.	8,745	440,048
Vectren Corp.	7,316	203,824

		1,958,415

Water Utilities (0.2%)
Aqua America, Inc.	12,360	271,673

Total Utilities		5,962,664

Total Common Stocks (73.9%) (Cost $91,581,411)		106,759,423

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Short-Term Investment (24.4%)
BlackRock Liquidity Funds TempFund 0.08%‡ (Cost $35,216,664)	35,216,664	$35,216,664

Total Investments (98.3%) (Cost $126,798,075)		141,976,087
Other Assets Less Liabilities (1.7%)		2,487,564

Net Assets (100%)		$144,463,651

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$25,454,080	$44,167,847	$34,405,263	$35,216,664	$21,927	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	383	September-11	$36,316,328	$37,399,950	$1,083,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,517,235	$—	$—	$14,517,235
Consumer Staples	4,471,059	—	—	4,471,059
Energy	7,924,513	—	—	7,924,513
Financials	20,191,951	—	—	20,191,951
Health Care	11,669,093	—	—	11,669,093
Industrials	16,669,389	—	—	16,669,389
Information Technology	16,955,381	—	—	16,955,381
Materials	7,868,049	—	—	7,868,049
Telecommunication Services	530,089	—	—	530,089
Utilities	5,962,664	—	—	5,962,664
Futures	1,083,622	—	—	1,083,622
Short-Term Investments	—	35,216,664	—	35,216,664

Total Assets	$107,843,045	$35,216,664	$—	$143,059,709

Total Liabilities	$—	$—	$—	$—

Total	$107,843,045	$35,216,664	$—	$143,059,709

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,083,622	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,083,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,450,975	—	—	1,450,975
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,450,975	$—	$—	$1,450,975

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	603,816	—	—	603,816
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$603,816	$—	$—	$603,816

The Portfolio held futures contracts with an average notional balance of approximately $35,291,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks	$34,377,148
Net Proceeds of Sales and Redemptions:
Stocks	$5,365,905

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,747,544
Aggregate gross unrealized depreciation	(1,574,723)

Net unrealized appreciation	$15,172,821

Federal income tax cost of investments	$126,803,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $35,216,664)	$35,216,664
Unaffiliated Issuers (Cost $91,581,411)	106,759,423
Cash held as collateral at broker	2,591,700
Receivable from Separate Accounts for Trust shares sold	328,595
Due from broker for futures variation margin	209,261
Dividends, interest and other receivables	77,683
Receivable for securities sold	75,117
Receivable from investment sub-advisor	4,509
Other assets	808

Total assets	145,263,760

LIABILITIES
Payable for securities purchased	692,463
Investment management fees payable	49,397
Administrative fees payable	24,795
Distribution fees payable - Class IB	7,819
Payable to Separate Accounts for Trust shares redeemed	137
Trustees’ fees payable	31
Accrued expenses	25,467

Total liabilities	800,109

NET ASSETS	$144,463,651

Net assets were comprised of:
Paid in capital	$122,728,182
Accumulated undistributed net investment income (loss)	135,533
Accumulated undistributed net realized gains (losses) on investments and futures	5,338,302
Net unrealized appreciation (depreciation) on investments and futures	16,261,634

Net assets	$144,463,651

Class IA
Net asset value, offering and redemption price per share, $103,214,876 / 6,190,603 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.67

Class IB
Net asset value, offering and redemption price per share, $41,248,775 / 2,489,512 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($21,927 of dividend income received from affiliates)	$573,063

EXPENSES
Investment management fees	272,531
Administrative fees	125,747
Distribution fees - Class IB	39,676
Custodian fees	16,450
Professional fees	9,617
Printing and mailing expenses	4,703
Trustees’ fees	1,266
Miscellaneous	2,009

Gross expenses	471,999
Less: Waiver from investment advisor	(6,359)
Reimbursement from sub-advisor	(12,021)

Net expenses	453,619

NET INVESTMENT INCOME (LOSS)	119,444

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,211,031
Futures	1,450,975

Net realized gain (loss)	2,662,006

Change in unrealized appreciation (depreciation) on:
Securities	5,321,092
Futures	603,816

Net change in unrealized appreciation (depreciation)	5,924,908

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,586,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,706,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$119,444	$157,624
Net realized gain (loss) on investments, futures and net distributions of realized gain received from Underlying Portfolios	2,662,006	4,543,922
Net change in unrealized appreciation (depreciation) on investments and futures	5,924,908	9,996,679

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,706,358	14,698,225

DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(141,859)

Distributions from net realized capital gains
Class IA	—	(1,725,990)
Class IB	—	(528,091)

	—	(2,254,081)

TOTAL DISTRIBUTIONS	—	(2,395,940)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,367,839 and 3,682,084 shares, respectively ]	22,370,632	49,738,922
Capital shares issued in reinvestment of dividends and distributions [ 0 and 126,682 shares, respectively ]	—	1,867,849
Capital shares repurchased [ (6,861) and (4,039) shares, respectively ]	(112,532)	(56,168)

Total Class IA transactions	22,258,100	51,550,603

Class IB
Capital shares sold [ 1,001,376 and 1,587,985 shares, respectively ]	16,323,940	21,746,044
Capital shares issued in reinvestment of dividends and distributions [ 0 and 35,852 shares, respectively ]	—	528,091
Capital shares repurchased [ (98,363) and (44,012) shares, respectively ]	(1,610,301)	(618,602)

Total Class IB transactions	14,713,639	21,655,533

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,971,739	73,206,136

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,678,097	85,508,421
NET ASSETS:
Beginning of period	98,785,554	13,277,133

End of period (a)	$144,463,651	$98,785,554

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$135,533	$16,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$15.42		$12.87	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	0.05 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	1.23		2.98	2.86

Total from investment operations	1.25		3.03	2.87

Less distributions:
Dividends from net investment income	—		(0.03)	—
Distributions from net realized gains	—		(0.45)	—

Total dividends and distributions	—		(0.48)	—

Net asset value, end of period	$16.67		$15.42	$12.87

Total return (b)	8.11%		23.88%	28.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103,215		$74,459	$13,192
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.68%		0.68%	0.70%
Before waivers and reimbursements (a)	0.71%		0.90%	4.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.26%		0.38%	0.08%
Before waivers and reimbursements (a)	0.23%		0.16%	(3.58)%
Portfolio turnover rate	7%		13%	14%

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$15.33		$12.79	$11.81

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.03 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	1.24		2.96	0.98

Total from investment operations	1.24		2.99	0.98

Less distributions:
Distributions from net realized gains	—		(0.45)	—

Net asset value, end of period	$16.57		$15.33	$12.79

Total return (b)	8.09%		23.71%	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,249		$24,326	$85
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.93%		0.93%	0.95	%(c)
Before waivers and reimbursements (a)	0.96%		1.07%	4.61	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.02%		0.19%	0.04%
Before waivers and reimbursements (a)	(0.01)%		0.06%	(1.47)%
Portfolio turnover rate	7%		13%	14%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 2000 PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	15.1%
Information Technology	13.5
Industrials	11.3
Consumer Discretionary	9.8
Health Care	9.2
Energy	5.2
Materials	3.6
Consumer Staples	2.4
Utilities	2.4
Telecommunication Services	0.8
Cash and Other	26.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,058.20	$3.47
Hypothetical (5% average return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	1,057.10	4.74
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	19,946	$226,985
Amerigon, Inc.*	6,582	114,395
Cooper Tire & Rubber Co.	18,546	367,025
Dana Holding Corp.*	43,571	797,349
Dorman Products, Inc.*	3,199	126,616
Drew Industries, Inc.	5,711	141,176
Exide Technologies, Inc.*	22,877	174,780
Fuel Systems Solutions, Inc.*	4,960	123,752
Modine Manufacturing Co.*	13,845	212,798
Motorcar Parts of America, Inc.*	3,477	52,190
Shiloh Industries, Inc.	1,461	15,750
Spartan Motors, Inc.	9,926	53,600
Standard Motor Products, Inc.	5,839	88,928
Stoneridge, Inc.*	7,801	114,987
Superior Industries International, Inc.	6,980	154,328
Tenneco, Inc.*	18,014	793,877
Tower International, Inc.*	1,882	33,293

		3,591,829

Automobiles (0.0%)
Winnebago Industries, Inc.*	8,720	84,235

Distributors (0.1%)
Audiovox Corp., Class A*	5,176	39,131
Core-Mark Holding Co., Inc.*	3,360	119,952
Pool Corp.	14,369	428,340
Weyco Group, Inc.	1,975	48,585

		636,008

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	5,319	236,749
Archipelago Learning, Inc.*	3,996	39,401
Ascent Media Corp., Class A*	4,231	224,116
Bridgepoint Education, Inc.*	5,355	133,875
Cambium Learning Group, Inc.*	5,269	17,757
Capella Education Co.*	4,708	197,030
Coinstar, Inc.*	9,367	510,876
Corinthian Colleges, Inc.*	23,378	99,590
Grand Canyon Education, Inc.*	8,571	121,537
Hillenbrand, Inc.	18,717	442,657
K12, Inc.*	7,742	256,570
Lincoln Educational Services Corp.	6,735	115,505
Mac-Gray Corp.	3,619	55,914
Matthews International Corp., Class A	8,813	353,842
National American University Holdings, Inc.	2,506	23,581
Pre-Paid Legal Services, Inc.*	2,203	146,477
Regis Corp.	17,306	265,128
Sotheby’s, Inc.	20,143	876,220
Steiner Leisure Ltd.*	4,466	204,007
Stewart Enterprises, Inc., Class A	23,505	171,586
Strayer Education, Inc.	3,674	464,357
Universal Technical Institute, Inc.	6,406	126,647

		5,083,422

	Number of Shares	Value (Note 1)

Hotels, Restaurants & Leisure (2.0%)
AFC Enterprises, Inc.*	7,292	$119,953
Ambassadors Group, Inc.	5,320	46,976
Ameristar Casinos, Inc.	9,614	227,948
Benihana, Inc., Class A*	3,758	39,422
Biglari Holdings, Inc.*	360	140,778
BJ’s Restaurants, Inc.*	7,159	374,845
Bob Evans Farms, Inc.	9,031	315,814
Boyd Gaming Corp.*	16,506	143,602
Bravo Brio Restaurant Group, Inc.*	5,712	139,544
Buffalo Wild Wings, Inc.*	5,462	362,185
California Pizza Kitchen, Inc.*	5,819	107,477
Caribou Coffee Co., Inc.*	3,822	50,603
Carrols Restaurant Group, Inc.*	3,580	37,375
CEC Entertainment, Inc.	5,916	237,291
Cheesecake Factory, Inc.*	17,270	541,760
Churchill Downs, Inc.	3,713	167,382
Cracker Barrel Old Country Store, Inc.	6,868	338,661
Denny’s Corp.*	29,171	113,184
DineEquity, Inc.*	4,596	240,233
Domino’s Pizza, Inc.*	18,413	464,744
Einstein Noah Restaurant Group, Inc.	1,610	24,102
Gaylord Entertainment Co.*	10,684	320,520
International Speedway Corp., Class A	8,822	250,633
Interval Leisure Group, Inc.*	11,950	163,596
Isle of Capri Casinos, Inc.*	5,974	52,870
Jack in the Box, Inc.*	14,845	338,169
Jamba, Inc.*	20,376	43,605
Krispy Kreme Doughnuts, Inc.*	17,450	165,950
Life Time Fitness, Inc.*	12,632	504,143
Luby’s, Inc.*	5,140	28,373
Marcus Corp.	6,048	59,754
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,139	35,554
Monarch Casino & Resort, Inc.*	2,935	30,641
Morgans Hotel Group Co.*	6,842	49,194
Multimedia Games Holding Co., Inc.*	7,986	36,336
O’Charleys, Inc.*	5,481	40,066
Orient-Express Hotels Ltd., Class A*	28,520	306,590
P.F. Chang’s China Bistro, Inc.	6,823	274,558
Papa John’s International, Inc.*	5,870	195,236
Peet’s Coffee & Tea, Inc.*	3,835	221,280
Pinnacle Entertainment, Inc.*	18,349	273,400
Red Lion Hotels Corp.*	4,256	33,622
Red Robin Gourmet Burgers, Inc.*	3,872	140,863
Ruby Tuesday, Inc.*	19,430	209,455
Ruth’s Hospitality Group, Inc.*	10,307	57,822
Scientific Games Corp., Class A*	17,248	178,344
Shuffle Master, Inc.*	16,046	150,110
Six Flags Entertainment Corp.	12,439	465,841
Sonic Corp.*	18,345	195,007
Speedway Motorsports, Inc.	3,427	48,595
Texas Roadhouse, Inc.	18,775	329,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Town Sports International Holdings, Inc.*	5,936	$45,173
Vail Resorts, Inc.	10,768	497,697

		9,976,096

Household Durables (0.6%)
American Greetings Corp., Class A	12,061	289,946
Beazer Homes USA, Inc.*	22,758	77,150
Blyth, Inc.	1,560	78,546
Cavco Industries, Inc.*	2,008	90,360
CSS Industries, Inc.	2,429	50,839
Ethan Allen Interiors, Inc.	7,231	153,948
Furniture Brands International, Inc.*	12,474	51,642
Helen of Troy Ltd.*	9,181	317,020
Hovnanian Enterprises, Inc., Class A*	18,580	44,778
iRobot Corp.*	7,072	249,571
KB Home	23,114	226,055
La-Z-Boy, Inc.*	15,495	152,936
Libbey, Inc.*	5,857	95,000
Lifetime Brands, Inc.	2,751	32,297
M.D.C. Holdings, Inc.	11,248	277,151
M/I Homes, Inc.*	5,520	67,675
Meritage Homes Corp.*	8,356	188,511
Ryland Group, Inc.	13,345	220,593
Sealy Corp.*	14,379	36,379
Skyline Corp.	2,118	37,065
Standard Pacific Corp.*	31,841	106,667
Universal Electronics, Inc.*	4,427	111,826

		2,955,955

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	7,884	24,440
Blue Nile, Inc.*	3,843	169,015
Geeknet, Inc.*	1,289	34,442
HSN, Inc.*	11,908	392,011
Nutrisystem, Inc.	8,079	113,591
Orbitz Worldwide, Inc.*	6,207	15,456
Overstock.com, Inc.*	3,439	52,342
PetMed Express, Inc.	6,481	76,800
Shutterfly, Inc.*	8,905	511,325
U.S. Auto Parts Network, Inc.*	4,394	33,658
Valuevision Media, Inc., Class A*	12,116	92,687

		1,515,767

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	3,595	48,281
Black Diamond, Inc.*	3,749	29,542
Brunswick Corp.	26,552	541,661
Callaway Golf Co.	19,285	119,953
Eastman Kodak Co.*	80,367	287,714
JAKKS Pacific, Inc.*	8,041	148,035
Johnson Outdoors, Inc., Class A*	1,336	22,872
Leapfrog Enterprises, Inc.*	12,332	52,041
Marine Products Corp.*	2,788	18,735
Smith & Wesson Holding Corp.*	18,239	54,717
Steinway Musical Instruments, Inc.*	1,920	49,325

	Number of Shares	Value (Note 1)

Sturm Ruger & Co., Inc.	5,631	$123,600
Summer Infant, Inc.*	4,129	33,528

		1,530,004

Media (1.0%)
AH Belo Corp., Class A	5,265	39,172
Arbitron, Inc.	8,116	335,434
Belo Corp., Class A*	27,572	207,617
Central European Media Enterprises Ltd., Class A*	10,886	214,999
Cinemark Holdings, Inc.	27,682	573,294
Crown Media Holdings, Inc., Class A*	10,156	19,398
Cumulus Media, Inc., Class A*	6,926	24,241
Entercom Communications Corp., Class A*	7,177	62,296
Entravision Communications Corp., Class A*	14,406	26,651
EW Scripps Co., Class A*	10,154	98,189
Fisher Communications, Inc.*	2,584	77,055
Global Sources Ltd.*	3,223	29,619
Global Traffic Network, Inc.*	4,165	47,856
Gray Television, Inc.*	15,101	39,867
Harte-Hanks, Inc.	13,254	107,622
interCLICK, Inc.*	6,102	48,572
Journal Communications, Inc., Class A*	12,823	66,295
Knology, Inc.*	8,884	131,927
LIN TV Corp., Class A*	9,138	44,502
Lions Gate Entertainment Corp.*	13,198	87,371
Live Nation Entertainment, Inc.*	41,998	481,717
Martha Stewart Living Omnimedia, Inc., Class A*	8,170	35,458
McClatchy Co., Class A*	17,231	48,419
MDC Partners, Inc., Class A	7,408	133,789
Meredith Corp.	10,964	341,309
National CineMedia, Inc.	16,325	276,056
New York Times Co., Class A*	41,116	358,532
Nexstar Broadcasting Group, Inc., Class A*	3,220	26,436
Outdoor Channel Holdings, Inc.*	4,637	31,717
PRIMEDIA, Inc.	5,228	36,857
ReachLocal, Inc.*	3,002	62,532
Rentrak Corp.*	2,882	51,127
Saga Communications, Inc., Class A*	1,039	38,443
Scholastic Corp.	7,920	210,672
Sinclair Broadcast Group, Inc., Class A	14,928	163,909
Valassis Communications, Inc.*	14,668	444,440
Warner Music Group Corp.*	17,189	141,294
Westwood One, Inc.*	1,589	8,199
World Wrestling Entertainment, Inc., Class A	8,190	78,051

		5,250,934

Multiline Retail (0.2%)
99 Cents Only Stores*	14,007	283,502
Bon-Ton Stores, Inc.	3,432	33,359
Fred’s, Inc., Class A	11,711	168,990
Gordmans Stores, Inc.*	1,622	28,206
Saks, Inc.*	34,469	385,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Tuesday Morning Corp.*	12,681	$58,966

		958,042

Specialty Retail (2.4%)
Aeropostale, Inc.*	24,142	422,485
America’s Car-Mart, Inc.*	2,710	89,430
ANN, Inc.*	15,547	405,777
Asbury Automotive Group, Inc.*	8,675	160,748
Ascena Retail Group, Inc.*	18,701	636,769
Barnes & Noble, Inc.	8,711	144,428
bebe stores, Inc.	11,118	67,931
Big 5 Sporting Goods Corp.	6,507	51,145
Body Central Corp.*	3,496	82,261
Brown Shoe Co., Inc.	13,238	140,985
Buckle, Inc.	8,051	343,778
Build-A-Bear Workshop, Inc.*	5,075	33,038
Cabela’s, Inc.*	12,897	350,154
Casual Male Retail Group, Inc.*	12,311	51,091
Cato Corp., Class A	8,208	236,390
Charming Shoppes, Inc.*	34,412	143,154
Children’s Place Retail Stores, Inc.*	7,793	346,711
Christopher & Banks Corp.	10,683	61,427
Citi Trends, Inc.*	4,454	67,166
Coldwater Creek, Inc.*	17,732	24,825
Collective Brands, Inc.*	18,379	269,987
Conn’s, Inc.*	4,521	39,107
Cost Plus, Inc.*	5,583	55,830
Destination Maternity Corp.	3,133	62,597
Express, Inc.	16,457	358,763
Finish Line, Inc., Class A	15,451	330,651
Genesco, Inc.*	7,063	367,982
GNC Holdings, Inc., Class A*	6,811	148,548
Group 1 Automotive, Inc.	7,165	295,055
Haverty Furniture Cos., Inc.	5,526	63,604
hhgregg, Inc.*	5,437	72,856
Hibbett Sports, Inc.*	8,180	333,008
HOT Topic, Inc.	13,239	98,498
Jos. A. Bank Clothiers, Inc.*	8,230	411,582
Kirkland’s, Inc.*	4,993	60,016
Lithia Motors, Inc., Class A	6,555	128,675
Lumber Liquidators Holdings, Inc.*	6,909	175,489
MarineMax, Inc.*	6,863	60,120
Men’s Wearhouse, Inc.	15,365	517,800
Monro Muffler Brake, Inc.	9,115	339,898
New York & Co., Inc.*	8,278	40,976
Office Depot, Inc.*	82,903	349,851
OfficeMax, Inc.*	25,697	201,721
Pacific Sunwear of California, Inc.*	14,400	37,584
Penske Automotive Group, Inc.	13,281	302,010
PEP Boys-Manny, Moe & Jack	15,761	172,268
Pier 1 Imports, Inc.*	31,776	367,648
Rent-A-Center, Inc.	18,961	579,448
Rue21, Inc.*	4,451	144,657
Select Comfort Corp.*	16,573	297,983
Shoe Carnival, Inc.*	2,693	81,194
Sonic Automotive, Inc., Class A	11,996	175,741
Stage Stores, Inc.	10,761	180,785
Stein Mart, Inc.	8,112	78,200
Syms Corp.*	1,826	19,684

	Number of Shares	Value (Note 1)

Systemax, Inc.*	3,184	$47,569
Talbots, Inc.*	21,076	70,394
Vitamin Shoppe, Inc.*	7,400	338,624
West Marine, Inc.*	4,269	44,269
Wet Seal, Inc., Class A*	30,096	134,529
Winmark Corp.	622	26,951
Zale Corp.*	9,543	53,441
Zumiez, Inc.*	6,308	157,511

		11,952,797

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	14,687	451,772
Cherokee, Inc.	2,590	44,444
Columbia Sportswear Co.	3,633	230,332
Crocs, Inc.*	25,478	656,059
Delta Apparel, Inc.*	2,075	35,275
G-III Apparel Group Ltd.*	4,892	168,676
Iconix Brand Group, Inc.*	21,696	525,043
Jones Group, Inc.	26,179	284,042
Kenneth Cole Productions, Inc., Class A*	2,145	26,791
K-Swiss, Inc., Class A*	7,678	81,617
Liz Claiborne, Inc.*	28,205	150,897
Maidenform Brands, Inc.*	6,959	192,486
Movado Group, Inc.	5,121	87,620
Oxford Industries, Inc.	3,842	129,706
Perry Ellis International, Inc.*	3,836	96,859
Quiksilver, Inc.*	38,557	181,218
R.G. Barry Corp.	2,507	28,279
Skechers U.S.A., Inc., Class A*	11,243	162,799
Steven Madden Ltd.*	11,257	422,250
Timberland Co., Class A*	11,864	509,796
True Religion Apparel, Inc.*	7,680	223,334
Unifi, Inc.*	4,109	56,704
Vera Bradley, Inc.*	5,903	225,495
Warnaco Group, Inc.*	13,139	686,513
Wolverine World Wide, Inc.	14,826	618,986

		6,276,993

Total Consumer Discretionary		49,812,082

Consumer Staples (2.4%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	2,475	221,760
Central European Distribution Corp.*	21,694	242,973
Coca-Cola Bottling Co. Consolidated	1,350	91,341
Craft Brewers Alliance, Inc.*	2,951	25,408
Heckmann Corp.*	27,593	166,662
MGP Ingredients, Inc.	3,495	30,442
National Beverage Corp.	3,319	48,623
Primo Water Corp.*	3,665	52,739

		879,948

Food & Staples Retailing (0.7%)
Andersons, Inc.	5,549	234,445
Arden Group, Inc., Class A	344	31,655
Casey’s General Stores, Inc.	11,377	500,588
Fresh Market, Inc.*	8,368	323,674
Ingles Markets, Inc., Class A	3,597	59,530
Nash Finch Co.	3,597	128,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pantry, Inc.*	6,779	$127,377
Pricesmart, Inc.	5,283	270,648
Rite Aid Corp.*	175,122	232,912
Ruddick Corp.	14,691	639,646
Spartan Stores, Inc.	6,709	131,027
Susser Holdings Corp.*	2,259	35,512
United Natural Foods, Inc.*	14,418	615,216
Village Super Market, Inc., Class A	1,811	50,183
Weis Markets, Inc.	3,326	135,468
Winn-Dixie Stores, Inc.*	16,666	140,828

		3,657,518

Food Products (1.0%)
Alico, Inc.	996	25,518
B&G Foods, Inc.	14,270	294,247
Calavo Growers, Inc.	3,501	73,731
Cal-Maine Foods, Inc.	4,237	135,415
Chiquita Brands International, Inc.*	13,556	176,499
Darling International, Inc.*	34,847	616,792
Diamond Foods, Inc.	6,553	500,256
Dole Food Co., Inc.*	10,652	144,015
Farmer Bros Co.	2,038	20,665
Fresh Del Monte Produce, Inc.	10,892	290,490
Griffin Land & Nurseries, Inc.	677	21,996
Hain Celestial Group, Inc.*	10,696	356,819
Harbinger Group, Inc.*	2,730	16,680
Imperial Sugar Co.	3,636	72,720
J&J Snack Foods Corp.	4,283	213,508
Lancaster Colony Corp.	5,640	343,025
Lifeway Foods, Inc.*	1,552	17,351
Limoneira Co.	2,231	50,398
Omega Protein Corp.*	5,764	79,543
Pilgrim’s Pride Corp.*	15,101	81,696
Sanderson Farms, Inc.	6,635	317,020
Seneca Foods Corp., Class A*	2,676	68,452
Smart Balance, Inc.*	17,500	90,650
Snyders-Lance, Inc.	14,063	304,183
Tootsie Roll Industries, Inc.	7,224	211,374
TreeHouse Foods, Inc.*	10,595	578,593

		5,101,636

Household Products (0.1%)
Central Garden & Pet Co., Class A*	13,966	141,755
Oil-Dri Corp. of America	1,406	30,116
Spectrum Brands Holdings, Inc.*	4,966	158,912
WD-40 Co.	5,047	197,035

		527,818

Personal Products (0.3%)
Elizabeth Arden, Inc.*	7,256	210,642
Female Health Co.	5,388	26,940
Inter Parfums, Inc.	4,825	111,120
Medifast, Inc.*	4,165	98,835
Nature’s Sunshine Products, Inc.*	3,298	64,245
Nu Skin Enterprises, Inc., Class A	16,394	615,595
Nutraceutical International Corp.*	2,827	43,479
Prestige Brands Holdings, Inc.*	14,938	191,804
Revlon, Inc., Class A*	3,179	53,407

	Number of Shares	Value (Note 1)

Schiff Nutrition International, Inc.	3,594	$40,217
Synutra International, Inc.*	5,111	50,190
USANA Health Sciences, Inc.*	2,067	64,656

		1,571,130

Tobacco (0.1%)
Alliance One International, Inc.*	25,445	82,187
Star Scientific, Inc.*	31,866	143,397
Universal Corp.	6,944	261,580
Vector Group Ltd.	13,520	240,521

		727,685

Total Consumer Staples		12,465,735

Energy (5.2%)
Energy Equipment & Services (1.6%)
Basic Energy Services, Inc.*	7,179	225,923
Bristow Group, Inc.	10,822	552,138
Cal Dive International, Inc.*	28,328	169,401
Complete Production Services, Inc.*	23,545	785,461
Dawson Geophysical Co.*	2,349	80,218
Dril-Quip, Inc.*	10,261	696,004
Exterran Holdings, Inc.*	19,043	377,623
Geokinetics, Inc.*	3,216	25,342
Global Geophysical Services, Inc.*	5,329	94,856
Global Industries Ltd.*	30,068	164,773
Gulf Island Fabrication, Inc.	4,253	137,287
Gulfmark Offshore, Inc., Class A*	7,069	312,379
Helix Energy Solutions Group, Inc.*	31,611	523,478
Hercules Offshore, Inc.*	34,309	189,043
Hornbeck Offshore Services, Inc.*	6,838	188,045
ION Geophysical Corp.*	39,159	370,444
Key Energy Services, Inc.*	37,150	668,700
Lufkin Industries, Inc.	9,085	781,764
Matrix Service Co.*	7,820	104,632
Mitcham Industries, Inc.*	2,951	51,052
Natural Gas Services Group, Inc.*	3,700	59,792
Newpark Resources, Inc.*	26,966	244,582
OYO Geospace Corp.*	1,291	129,100
Parker Drilling Co.*	34,750	203,287
PHI, Inc. (Non-Voting)*	3,789	82,335
Pioneer Drilling Co.*	16,165	246,355
RigNet, Inc.*	1,682	28,594
Tesco Corp.*	8,959	173,894
TETRA Technologies, Inc.*	22,900	291,517
Union Drilling, Inc.*	4,575	47,077
Vantage Drilling Co.*	51,233	93,244
Willbros Group, Inc.*	11,561	98,731

		8,197,071

Oil, Gas & Consumable Fuels (3.6%)
Abraxas Petroleum Corp.*	24,291	93,035
Alon USA Energy, Inc.	3,312	37,326
Amyris, Inc.*	5,255	147,613
Apco Oil and Gas International, Inc.	2,705	235,146
Approach Resources, Inc.*	6,650	150,756
ATP Oil & Gas Corp.*	13,235	202,628
Berry Petroleum Co., Class A	15,375	816,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Bill Barrett Corp.*	14,096	$653,350
BPZ Resources, Inc.*	30,203	99,066
Callon Petroleum Co.*	11,648	81,769
CAMAC Energy, Inc.*	17,632	23,451
Carrizo Oil & Gas, Inc.*	11,591	483,924
Cheniere Energy, Inc.*	20,877	191,233
Clayton Williams Energy, Inc.*	1,744	104,727
Clean Energy Fuels Corp.*	14,755	194,028
Cloud Peak Energy, Inc.*	18,200	387,660
Comstock Resources, Inc.*	14,246	410,142
Contango Oil & Gas Co.*	3,626	211,904
Crimson Exploration, Inc.*	6,211	22,049
Crosstex Energy, Inc.	11,984	142,610
CVR Energy, Inc.*	26,153	643,887
Delek U.S. Holdings, Inc.	4,176	65,563
DHT Holdings, Inc.	18,777	71,916
Endeavour International Corp.*	10,999	165,755
Energy Partners Ltd.*	8,634	127,870
Energy XXI Bermuda Ltd.*	22,410	744,460
Evolution Petroleum Corp.*	4,580	32,518
Frontline Ltd.	15,422	227,320
FX Energy, Inc.*	15,471	135,835
Gastar Exploration Ltd.*	17,205	59,013
General Maritime Corp.	34,958	47,193
GeoResources, Inc.*	5,947	133,748
Gevo, Inc.*	1,731	27,229
GMX Resources, Inc.*	17,923	79,757
Golar LNG Ltd.	10,894	380,092
Goodrich Petroleum Corp.*	7,736	142,420
Green Plains Renewable Energy, Inc.*	6,032	65,085
Gulfport Energy Corp.*	11,584	343,929
Hallador Energy Co.	1,368	13,119
Harvest Natural Resources, Inc.*	10,097	111,370
Houston American Energy Corp.	4,888	88,619
Hyperdynamics Corp.*	46,253	198,888
Isramco, Inc.*	289	19,097
James River Coal Co.*	10,586	220,401
Knightsbridge Tankers Ltd.	6,508	143,371
Kodiak Oil & Gas Corp.*	53,390	308,060
L&L Energy, Inc.*	6,974	35,777
Magnum Hunter Resources Corp.*	33,145	224,060
McMoRan Exploration Co.*	29,279	541,076
Miller Energy Resources, Inc.*	9,116	58,342
Nordic American Tanker Shipping Ltd.	14,133	321,384
Northern Oil and Gas, Inc.*	18,827	417,018
Oasis Petroleum, Inc.*	17,745	526,672
Overseas Shipholding Group, Inc.	7,964	214,550
Panhandle Oil and Gas, Inc., Class A	2,064	60,867
Patriot Coal Corp.*	27,215	605,806
Penn Virginia Corp.	13,664	180,501
Petroleum Development Corp.*	6,985	208,921
PetroQuest Energy, Inc.*	16,736	117,487
Rentech, Inc.*	65,701	69,643
Resolute Energy Corp.*	13,680	221,069
REX American Resources Corp.*	2,063	34,246
Rex Energy Corp.*	10,342	106,212
Rosetta Resources, Inc.*	15,782	813,404

	Number of Shares	Value (Note 1)

Scorpio Tankers, Inc.*	7,284	$72,767
SemGroup Corp., Class A*	12,322	316,306
Ship Finance International Ltd.	13,382	241,144
Solazyme, Inc.*	3,223	74,032
Stone Energy Corp.*	14,624	444,423
Swift Energy Co.*	12,679	472,546
Syntroleum Corp.*	22,479	33,044
Targa Resources Corp.	4,860	162,616
Teekay Tankers Ltd., Class A	12,595	118,393
Triangle Petroleum Corp.*	12,766	82,468
Uranerz Energy Corp.*	19,122	57,748
Uranium Energy Corp.*	21,131	64,661
Uranium Resources, Inc.*	27,516	45,952
Ur-Energy, Inc.*	30,523	48,837
USEC, Inc.*	34,528	115,324
VAALCO Energy, Inc.*	15,241	91,751
Venoco, Inc.*	8,764	111,653
Voyager Oil & Gas, Inc.*	13,841	41,108
W&T Offshore, Inc.	10,439	272,667
Warren Resources, Inc.*	21,059	80,235
Western Refining, Inc.*	15,731	284,259
Westmoreland Coal Co.*	2,847	50,534
World Fuel Services Corp.	21,074	757,189
Zion Oil & Gas, Inc.*	7,138	42,471

		18,124,969

Total Energy		26,322,040

Financials (15.1%)
Capital Markets (1.5%)
Apollo Investment Corp.	58,084	593,038
Arlington Asset Investment Corp., Class A	1,952	61,273
Artio Global Investors, Inc.	9,524	107,621
BGC Partners, Inc., Class A	22,487	173,825
BlackRock Kelso Capital Corp.	21,649	194,192
Calamos Asset Management, Inc., Class A	5,696	82,706
Capital Southwest Corp.	879	81,105
CIFC Deerfield Corp.*	3,386	23,194
Cohen & Steers, Inc.	5,373	178,115
Cowen Group, Inc., Class A*	19,824	74,538
Diamond Hill Investment Group, Inc.	777	63,162
Duff & Phelps Corp., Class A	9,109	116,869
Edelman Financial Group, Inc.	5,782	45,620
Epoch Holding Corp.	4,377	78,129
Evercore Partners, Inc., Class A	5,906	196,788
FBR & Co.*	15,154	51,524
Fifth Street Finance Corp.	19,936	231,258
Financial Engines, Inc.*	11,409	295,721
FXCM, Inc., Class A	5,215	51,733
GAMCO Investors, Inc., Class A	2,037	94,293
GFI Group, Inc.	21,084	96,776
Gladstone Capital Corp.	6,270	57,935
Gladstone Investment Corp.	6,287	44,889
Gleacher & Co., Inc.*	23,446	47,830
Golub Capital BDC, Inc.	2,981	44,506
Harris & Harris Group, Inc.*	9,585	49,171
Hercules Technology Growth Capital, Inc.	12,919	135,908
HFF, Inc., Class A*	8,668	130,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

ICG Group, Inc.*	11,110	$135,875
Investment Technology Group, Inc.*	12,412	174,016
JMP Group, Inc.	4,668	32,816
KBW, Inc.	10,846	202,820
Knight Capital Group, Inc., Class A*	30,117	331,889
Kohlberg Capital Corp.	5,530	43,964
Ladenburg Thalmann Financial Services, Inc.*	31,206	43,064
Main Street Capital Corp.	5,939	112,544
MCG Capital Corp.	22,802	138,636
Medallion Financial Corp.	4,231	41,252
Medley Capital Corp.	3,262	38,296
MF Global Holdings Ltd.*	48,977	379,082
MVC Capital, Inc.	7,098	93,907
New Mountain Finance Corp.*	1,897	24,092
NGP Capital Resources Co.	6,444	52,841
Oppenheimer Holdings, Inc., Class A	3,080	86,887
optionsXpress Holdings, Inc.	12,754	212,737
PennantPark Investment Corp.	13,521	151,570
Piper Jaffray Cos., Inc.*	4,739	136,531
Prospect Capital Corp.	29,122	294,423
Pzena Investment Management, Inc., Class A	2,942	16,711
Safeguard Scientifics, Inc.*	6,140	115,923
Solar Capital Ltd.	10,916	269,516
Solar Senior Capital Ltd.	2,286	41,034
Stifel Financial Corp.*	16,047	575,445
SWS Group, Inc.	8,774	52,556
TICC Capital Corp.	9,597	92,131
Triangle Capital Corp.	5,466	100,902
Virtus Investment Partners, Inc.*	1,632	99,062
Westwood Holdings Group, Inc.	1,839	70,066

		7,563,107

Commercial Banks (4.1%)
1st Source Corp.	4,738	98,266
1st United Bancorp, Inc.*	8,349	51,931
Alliance Financial Corp./New York	1,565	47,779
Ameris Bancorp*	7,227	64,103
Ames National Corp.	2,571	46,689
Arrow Financial Corp.	3,067	75,050
BancFirst Corp.	2,202	84,997
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,427	145,956
Bancorp Rhode Island, Inc.	1,156	52,390
Bancorp, Inc./Delaware*	8,813	92,096
BancorpSouth, Inc.	25,379	314,953
Bank of Kentucky Financial Corp.	1,804	40,175
Bank of Marin Bancorp/California	1,741	61,579
Bank of the Ozarks, Inc.	4,332	225,524
Banner Corp.	5,023	87,903
Boston Private Financial Holdings, Inc.	23,399	153,965
Bridge Bancorp, Inc.	2,207	46,965
Bridge Capital Holdings*	2,678	29,672
Bryn Mawr Bank Corp.	2,289	46,352

	Number of Shares	Value (Note 1)

Camden National Corp.	2,373	$77,858
Cape Bancorp, Inc.*	3,272	32,720
Capital Bank Corp.*	4,572	15,956
Capital City Bank Group, Inc.	3,578	36,710
Cardinal Financial Corp.	8,889	97,335
Cascade Bancorp*	2,039	20,594
Cathay General Bancorp	23,619	387,115
Center Bancorp, Inc.	3,663	38,242
Center Financial Corp.*	10,860	68,961
Centerstate Banks, Inc.	9,154	63,346
Central Pacific Financial Corp.*	4,486	62,804
Century Bancorp, Inc./Massachusetts, Class A	1,066	28,206
Chemical Financial Corp.	8,487	159,216
Citizens & Northern Corp.	3,730	56,211
City Holding Co.	4,782	157,949
CNB Financial Corp./Pennsylvania	3,847	53,435
CoBiz Financial, Inc.	10,087	65,969
Columbia Banking System, Inc.	11,973	206,175
Community Bank System, Inc.	11,230	278,392
Community Trust Bancorp, Inc.	4,383	121,497
CVB Financial Corp.	27,082	250,509
Eagle Bancorp, Inc.*	5,126	68,176
Encore Bancshares, Inc.*	2,679	32,202
Enterprise Bancorp, Inc./Massachusetts	1,782	26,855
Enterprise Financial Services Corp.	4,808	65,052
F.N.B. Corp./Pennsylvania	38,442	397,875
Financial Institutions, Inc.	4,225	69,375
First Bancorp, Inc./Maine	2,939	43,674
First Bancorp/North Carolina	4,659	47,708
First Busey Corp.	23,537	124,511
First Commonwealth Financial Corp.	31,975	183,537
First Community Bancshares, Inc./Virginia	4,868	68,152
First Financial Bancorp	17,698	295,380
First Financial Bankshares, Inc.	9,705	334,337
First Financial Corp./Indiana	3,456	113,149
First Interstate Bancsystem, Inc.	4,859	71,622
First Merchants Corp.	7,729	69,097
First Midwest Bancorp, Inc./Illinois	22,467	276,119
First of Long Island Corp.	2,396	66,824
FirstMerit Corp.	33,116	546,745
German American Bancorp, Inc.	3,979	65,972
Glacier Bancorp, Inc.	21,846	294,484
Great Southern Bancorp, Inc.	3,158	59,844
Hampton Roads Bankshares, Inc.*	3,021	29,908
Hancock Holding Co.	9,353	289,756
Hanmi Financial Corp.*	46,600	49,862
Heartland Financial USA, Inc.	4,107	59,757
Heritage Commerce Corp.*	6,250	31,938
Heritage Financial Corp./Washington	4,570	59,090
Home Bancshares, Inc./Arkansas	6,921	163,612
Hudson Valley Holding Corp.	4,381	84,597
IBERIABANK Corp.	8,219	473,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Bank Corp./Massachusetts	6,597	$173,171
International Bancshares Corp.	16,116	269,621
Investors Bancorp, Inc.*	14,088	200,050
Lakeland Bancorp, Inc.	6,637	66,237
Lakeland Financial Corp.	5,073	112,925
MainSource Financial Group, Inc.	6,255	51,917
MB Financial, Inc.	16,384	315,228
Merchants Bancshares, Inc.	1,699	41,575
Metro Bancorp, Inc.*	4,388	50,111
Midsouth Bancorp, Inc.	2,620	35,711
Nara Bancorp, Inc.*	11,499	93,487
National Bankshares, Inc./Virginia	2,233	55,914
National Penn Bancshares, Inc.	37,305	295,829
NBT Bancorp, Inc.	10,591	234,379
Northfield Bancorp, Inc./New Jersey	5,464	76,824
Old National Bancorp/Indiana	28,836	311,429
OmniAmerican Bancorp, Inc.*	3,825	57,260
Oriental Financial Group, Inc.	13,701	176,606
Orrstown Financial Services, Inc.	2,156	56,724
Pacific Capital Bancorp N.A.*	1,384	43,997
Pacific Continental Corp.	5,506	50,380
PacWest Bancorp	9,184	188,915
Park National Corp.	3,981	262,189
Park Sterling Corp.*	8,665	42,978
Penns Woods Bancorp, Inc.	1,318	45,286
Peoples Bancorp, Inc./Ohio	3,204	36,109
Pinnacle Financial Partners, Inc.*	10,233	159,225
PrivateBancorp, Inc.	18,083	249,545
Prosperity Bancshares, Inc.	14,158	620,404
Renasant Corp.	7,628	110,530
Republic Bancorp, Inc./Kentucky, Class A	3,079	61,272
S&T Bancorp, Inc.	8,639	160,599
Sandy Spring Bancorp, Inc.	7,260	130,607
SCBT Financial Corp.	4,337	124,385
Seacoast Banking Corp. of Florida*	22,122	33,183
Sierra Bancorp	3,729	42,212
Signature Bank/New York*	12,439	711,511
Simmons First National Corp., Class A	5,370	137,794
Southside Bancshares, Inc.	5,011	99,466
Southwest Bancorp, Inc./Oklahoma*	5,924	57,996
State Bancorp, Inc./New York	4,704	62,751
State Bank Financial Corp.*	9,580	156,825
StellarOne Corp.	6,968	84,382
Sterling Bancorp/New York	9,569	90,810
Sterling Bancshares, Inc./Texas	30,893	252,087
Sterling Financial Corp./Washington*	8,149	130,954
Suffolk Bancorp	3,194	44,588
Sun Bancorp, Inc./New Jersey*	11,411	41,650
Susquehanna Bancshares, Inc.	39,124	312,992
SVB Financial Group*	12,893	769,841
SY Bancorp, Inc.	3,839	89,257
Taylor Capital Group, Inc.*	3,181	25,957
Texas Capital Bancshares, Inc.*	11,255	290,717

	Number of Shares	Value (Note 1)

Tompkins Financial Corp.	2,529	$99,238
Tower Bancorp, Inc.	3,215	88,091
TowneBank/Virginia	7,405	99,079
Trico Bancshares	4,367	63,758
Trustmark Corp.	19,525	457,080
UMB Financial Corp.	9,781	409,628
Umpqua Holdings Corp.	34,692	401,386
Union First Market Bankshares Corp.	6,203	75,553
United Bankshares, Inc.	10,445	255,694
United Community Banks, Inc./Georgia*	4,005	42,293
Univest Corp. of Pennsylvania	5,181	80,979
Virginia Commerce Bancorp, Inc.*	7,184	42,457
Washington Banking Co.	4,870	64,381
Washington Trust Bancorp, Inc.	4,352	99,965
Webster Financial Corp.	21,649	455,062
WesBanco, Inc.	7,106	139,704
West Bancorp, Inc.	4,816	42,429
West Coast Bancorp/Oregon*	4,234	70,962
Westamerica Bancorp	8,903	438,473
Western Alliance Bancorp*	21,045	149,420
Wilshire Bancorp, Inc.*	17,475	51,377
Wintrust Financial Corp.	10,564	339,950

		20,971,849

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	16,489	113,609
Cash America International, Inc.	8,804	509,487
Credit Acceptance Corp.*	1,995	168,518
Dollar Financial Corp.*	12,914	279,588
EZCORP, Inc., Class A*	14,016	498,619
First Cash Financial Services, Inc.*	9,360	393,026
First Marblehead Corp.*	17,427	30,846
Imperial Holdings, Inc.*	5,422	55,088
Nelnet, Inc., Class A	7,661	169,002
Netspend Holdings, Inc.*	8,892	88,920
Nicholas Financial, Inc.*	2,788	33,121
World Acceptance Corp.*	4,740	310,802

		2,650,626

Diversified Financial Services (0.3%)
California First National Bancorp	335	5,132
Compass Diversified Holdings	11,987	197,666
Encore Capital Group, Inc.*	4,804	147,579
Gain Capital Holdings, Inc.*	2,465	16,787
MarketAxess Holdings, Inc.	8,543	214,087
Marlin Business Services Corp.*	2,525	31,941
NewStar Financial, Inc.*	8,032	85,782
PHH Corp.*	16,773	344,182
PICO Holdings, Inc.*	6,782	196,678
Portfolio Recovery Associates, Inc.*	5,108	433,107
Primus Guaranty Ltd.*	7,236	37,989

		1,710,930

Insurance (1.8%)
Alterra Capital Holdings Ltd.	27,234	607,318
American Equity Investment Life Holding Co.	17,759	225,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

American Safety Insurance Holdings Ltd.*	3,250	$62,205
AMERISAFE, Inc.*	5,598	126,627
Amtrust Financial Services, Inc.	7,371	167,911
Argo Group International Holdings Ltd.	8,316	247,152
Baldwin & Lyons, Inc., Class B	2,646	61,308
Citizens, Inc./Texas*	11,039	75,286
CNO Financial Group, Inc.*	66,085	522,732
Crawford & Co., Class B	7,554	53,407
Delphi Financial Group, Inc., Class A	14,461	422,406
Donegal Group, Inc., Class A	2,409	30,835
eHealth, Inc.*	6,414	85,691
EMC Insurance Group, Inc.	1,416	27,046
Employers Holdings, Inc.	1,423	23,864
Enstar Group Ltd.*	2,063	215,563
FBL Financial Group, Inc., Class A	3,837	123,360
First American Financial Corp.	31,676	495,729
Flagstone Reinsurance Holdings S.A.	15,769	132,933
Fortegra Financial Corp.*	1,862	14,598
FPIC Insurance Group, Inc.*	2,559	106,659
Global Indemnity plc*	4,085	90,605
Greenlight Capital Reinsurance Ltd., Class A*	8,425	221,493
Hallmark Financial Services*	3,897	30,669
Harleysville Group, Inc.	3,859	120,285
Hilltop Holdings, Inc.*	12,227	108,087
Horace Mann Educators Corp.	12,064	188,319
Independence Holding Co.	2,081	21,726
Infinity Property & Casualty Corp.	3,791	207,216
Kansas City Life Insurance Co.	1,310	40,806
Maiden Holdings Ltd.	15,249	138,766
Meadowbrook Insurance Group, Inc.	15,829	156,865
Montpelier Reinsurance Holdings Ltd.	18,955	341,190
National Financial Partners Corp.*	13,187	152,178
National Interstate Corp.	2,132	48,823
National Western Life Insurance Co., Class A	646	103,018
Navigators Group, Inc.*	4,117	193,499
OneBeacon Insurance Group Ltd., Class A	6,793	90,958
Phoenix Cos., Inc.*	34,336	84,467
Platinum Underwriters Holdings Ltd.	11,359	377,573
Presidential Life Corp.	6,303	65,803
Primerica, Inc.	10,243	225,039
ProAssurance Corp.*	9,244	647,080
RLI Corp.	5,631	348,671
Safety Insurance Group, Inc.	3,915	164,587
SeaBright Holdings, Inc.	6,195	61,330
Selective Insurance Group, Inc.	16,398	266,795
State Auto Financial Corp.	4,498	78,400
Stewart Information Services Corp.	5,518	55,346

	Number of Shares	Value (Note 1)

Symetra Financial Corp.	20,264	$272,146
Tower Group, Inc.	11,182	266,355
United Fire & Casualty Co.	6,551	113,791
Universal Insurance Holdings, Inc.	6,194	28,926

		9,139,159

Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)	12,430	252,702
Agree Realty Corp. (REIT)	3,135	70,005
Alexander’s, Inc. (REIT)	631	250,507
American Assets Trust, Inc. (REIT)	9,790	219,786
American Campus Communities, Inc. (REIT)	20,704	735,406
Anworth Mortgage Asset Corp. (REIT)	39,742	298,462
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,717	92,158
ARMOUR Residential REIT, Inc.	15,565	114,403
Ashford Hospitality Trust, Inc. (REIT)	14,007	174,387
Associated Estates Realty Corp. (REIT)	12,706	206,473
BioMed Realty Trust, Inc. (REIT)	39,662	763,097
Campus Crest Communities, Inc. (REIT)	9,145	118,336
CapLease, Inc. (REIT)	20,410	100,213
Capstead Mortgage Corp. (REIT)	23,879	319,979
CBL & Associates Properties, Inc. (REIT)	44,399	804,954
Cedar Shopping Centers, Inc. (REIT)	17,027	87,689
Chatham Lodging Trust (REIT)	4,555	73,381
Chesapeake Lodging Trust (REIT)	10,147	173,108
Cogdell Spencer, Inc. (REIT)	13,073	78,307
Colonial Properties Trust (REIT)	25,275	515,610
Colony Financial, Inc. (REIT)	10,258	185,362
Coresite Realty Corp. (REIT)	5,966	97,842
Cousins Properties, Inc. (REIT)	27,957	238,753
CreXus Investment Corp. (REIT)	18,233	202,569
Cypress Sharpridge Investments, Inc. (REIT)	25,474	326,322
DCT Industrial Trust, Inc. (REIT)	75,176	393,170
DiamondRock Hospitality Co. (REIT)	50,560	542,509
DuPont Fabros Technology, Inc. (REIT)	17,825	449,190
Dynex Capital, Inc. (REIT)	12,186	117,960
EastGroup Properties, Inc. (REIT)	8,418	357,849
Education Realty Trust, Inc. (REIT)	22,275	190,897
Entertainment Properties Trust (REIT)	14,116	659,217
Equity Lifestyle Properties, Inc. (REIT)	7,867	491,215
Equity One, Inc. (REIT)	16,946	315,873
Excel Trust, Inc. (REIT)	5,204	57,400
Extra Space Storage, Inc. (REIT)	28,515	608,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

FelCor Lodging Trust, Inc. (REIT)*	37,386	$199,267
First Industrial Realty Trust, Inc. (REIT)*	23,446	268,457
First Potomac Realty Trust (REIT)	15,410	235,927
Franklin Street Properties Corp. (REIT)	21,693	280,057
Getty Realty Corp. (REIT)	7,963	200,907
Gladstone Commercial Corp. (REIT)	3,155	54,676
Glimcher Realty Trust (REIT)	30,237	287,252
Government Properties Income Trust (REIT)	9,609	259,635
Hatteras Financial Corp. (REIT)	22,917	646,947
Healthcare Realty Trust, Inc. (REIT)	22,379	461,679
Hersha Hospitality Trust (REIT)	42,814	238,474
Highwoods Properties, Inc. (REIT)	14,558	482,307
Home Properties, Inc. (REIT)	11,924	725,933
Hudson Pacific Properties, Inc. (REIT)	6,879	106,831
Inland Real Estate Corp. (REIT)	23,612	208,494
Invesco Mortgage Capital, Inc. (REIT)	22,645	478,489
Investors Real Estate Trust (REIT)	24,477	211,971
iStar Financial, Inc. (REIT)*	27,629	224,071
Kilroy Realty Corp. (REIT)	17,830	704,107
Kite Realty Group Trust (REIT)	16,880	84,062
LaSalle Hotel Properties (REIT)	25,774	678,887
Lexington Realty Trust (REIT)	36,255	331,008
LTC Properties, Inc. (REIT)	9,546	265,570
Medical Properties Trust, Inc. (REIT)	34,084	391,966
MFA Financial, Inc. (REIT)	108,298	870,716
Mid-America Apartment Communities, Inc. (REIT)	10,905	735,760
Mission West Properties, Inc. (REIT)	5,415	47,544
Monmouth Real Estate Investment Corp. (REIT), Class A	10,691	90,339
MPG Office Trust, Inc. (REIT)*	15,823	45,254
National Health Investors, Inc. (REIT)	7,635	339,223
National Retail Properties, Inc. (REIT)	26,069	638,951
Newcastle Investment Corp. (REIT)	23,845	137,824
NorthStar Realty Finance Corp. (REIT)	28,605	115,278
Omega Healthcare Investors, Inc. (REIT)	30,776	646,604
One Liberty Properties, Inc. (REIT)	3,448	53,237
Parkway Properties, Inc./Maryland (REIT)	6,707	114,421
Pebblebrook Hotel Trust (REIT)	15,730	317,589
Pennsylvania Real Estate Investment Trust (REIT)	16,759	263,116

	Number of Shares	Value (Note 1)

PennyMac Mortgage Investment Trust (REIT)	8,208	$136,007
Post Properties, Inc. (REIT)	15,217	620,245
Potlatch Corp. (REIT)	12,301	433,856
PS Business Parks, Inc. (REIT)	5,866	323,217
RAIT Financial Trust (REIT)*	34,683	72,834
Ramco-Gershenson Properties Trust (REIT)	11,848	146,678
Redwood Trust, Inc. (REIT)	23,857	360,718
Resource Capital Corp. (REIT)	21,592	136,461
Retail Opportunity Investments Corp. (REIT)	12,480	134,285
RLJ Lodging Trust (REIT)	8,609	149,538
Sabra Healthcare REIT, Inc. (REIT)	7,661	128,015
Saul Centers, Inc. (REIT)	2,324	91,496
Sovran Self Storage, Inc. (REIT)	8,562	351,042
STAG Industrial, Inc. (REIT)	4,941	60,527
Strategic Hotels & Resorts, Inc. (REIT)*	52,336	370,539
Summit Hotel Properties, Inc. (REIT)	6,592	74,819
Sun Communities, Inc. (REIT)	6,469	241,358
Sunstone Hotel Investors, Inc. (REIT)*	35,747	331,375
Tanger Factory Outlet Centers (REIT)	24,940	667,644
Terreno Realty Corp. (REIT)	3,147	53,530
Two Harbors Investment Corp. (REIT)	27,555	296,216
UMH Properties, Inc. (REIT)	3,644	38,991
Universal Health Realty Income Trust (REIT)	2,212	88,436
Urstadt Biddle Properties, Inc. (REIT), Class A	6,769	122,587
U-Store-It Trust (REIT)	30,275	318,493
Walter Investment Management Corp. (REIT)	7,755	172,083
Washington Real Estate Investment Trust (REIT)	20,182	656,319
Whitestone REIT (REIT), Class B	2,521	32,067
Winthrop Realty Trust (REIT)	9,083	108,451

		29,843,973

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	2,609	39,683
Consolidated-Tomoka Land Co.	1,328	37,981
Forestar Group, Inc.*	10,523	172,893
Kennedy-Wilson Holdings, Inc.	6,933	84,929
Tejon Ranch Co.*	4,237	144,482

		479,968

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	6,225	64,927
Astoria Financial Corp.	26,538	339,421
Bank Mutual Corp.	14,347	52,654
BankFinancial Corp.	6,336	53,666
Beneficial Mutual Bancorp, Inc.*	10,218	83,941
Berkshire Hills Bancorp, Inc.	5,160	115,532
BofI Holding, Inc.*	2,712	39,080
Brookline Bancorp, Inc.	7,185	66,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares		Value (Note 1)

Charter Financial Corp.	2,050		$20,295
Clifton Savings Bancorp, Inc.	2,596		28,660
Dime Community Bancshares, Inc.	9,424		137,025
Doral Financial Corp.*	38,122		74,719
ESB Financial Corp.	3,728		48,166
ESSA Bancorp, Inc.	3,786		47,022
Farmer Mac, Class C	2,929		64,790
First Defiance Financial Corp.*	2,876		42,248
First Financial Holdings, Inc.	4,927		44,195
First PacTrust Bancorp, Inc.	2,650		39,379
Flagstar Bancorp, Inc.*	59,076		70,300
Flushing Financial Corp.	9,597		124,761
Fox Chase Bancorp, Inc.	4,416		59,837
Franklin Financial Corp.*	4,218		50,869
Home Federal Bancorp, Inc./Idaho	5,216		57,324
Kearny Financial Corp.	4,696		42,781
Meridian Interstate Bancorp, Inc.*	2,718		37,209
MGIC Investment Corp.*	56,390		335,521
Northwest Bancshares, Inc.	32,087		403,654
OceanFirst Financial Corp.	4,585		59,376
Ocwen Financial Corp.*	22,323		284,841
Oritani Financial Corp.	16,938		216,637
People’s United Financial, Inc.	—	@	—
PMI Group, Inc.*	46,396		49,644
Provident Financial Services, Inc.	18,420		263,774
Provident New York Bancorp	11,579		96,800
Radian Group, Inc.	39,999		169,196
Rockville Financial, Inc.	8,915		88,259
Roma Financial Corp.	2,784		29,232
Territorial Bancorp, Inc.	3,868		80,145
TrustCo Bank Corp./New York	24,063		117,909
United Financial Bancorp, Inc.	5,031		77,628
ViewPoint Financial Group	10,645		146,901
Walker & Dunlop, Inc.*	3,237		43,052
Westfield Financial, Inc.	8,593		69,775
WSFS Financial Corp.	1,995		79,102

			4,416,852

Total Financials			76,776,464

Health Care (9.2%)
Biotechnology (2.7%)
Achillion Pharmaceuticals, Inc.*	11,816		87,911
Acorda Therapeutics, Inc.*	11,764		380,095
Affymax, Inc.*	10,618		72,946
Alkermes, Inc.*	28,454		529,244
Allos Therapeutics, Inc.*	23,524		50,341
Alnylam Pharmaceuticals, Inc.*	10,943		102,536
AMAG Pharmaceuticals, Inc.*	6,305		118,534
Amicus Therapeutics, Inc.*	4,543		26,985
Anacor Pharmaceuticals, Inc.*	3,260		21,060
Anthera Pharmaceuticals, Inc.*	5,024		41,046
Ardea Biosciences, Inc.*	4,968		126,485
Arena Pharmaceuticals, Inc.*	43,752		59,503
ARIAD Pharmaceuticals, Inc.*	39,315		445,439
ArQule, Inc.*	15,775		98,594
Array BioPharma, Inc.*	16,317		36,550
AVEO Pharmaceuticals, Inc.*	7,901		162,840

	Number of Shares	Value (Note 1)

AVI BioPharma, Inc.*	40,384	$57,749
BioCryst Pharmaceuticals, Inc.*	8,570	32,737
BioMimetic Therapeutics, Inc.*	5,986	30,648
BioSante Pharmaceuticals, Inc.*	27,784	76,406
Biospecifics Technologies Corp.*	1,436	32,166
Biotime, Inc.*	7,236	37,121
Cell Therapeutics, Inc.*	49,848	78,511
Celldex Therapeutics, Inc.*	13,315	47,268
Cepheid, Inc.*	18,387	636,926
Chelsea Therapeutics International Ltd.*	15,861	80,891
Cleveland Biolabs, Inc.*	7,409	25,265
Codexis, Inc.*	7,255	69,866
Cornerstone Therapeutics, Inc.*	2,214	19,837
Cubist Pharmaceuticals, Inc.*	17,891	643,897
Curis, Inc.*	22,685	81,212
Cytori Therapeutics, Inc.*	14,382	68,890
DUSA Pharmaceuticals, Inc.*	7,221	44,915
Dyax Corp.*	29,050	57,519
Dynavax Technologies Corp.*	34,715	95,466
Emergent Biosolutions, Inc.*	7,268	163,893
Enzon Pharmaceuticals, Inc.*	12,283	123,444
Exact Sciences Corp.*	15,491	133,223
Exelixis, Inc.*	38,046	340,892
Genomic Health, Inc.*	5,046	140,834
Geron Corp.*	38,452	154,193
GTx, Inc.*	5,511	26,398
Halozyme Therapeutics, Inc.*	24,331	168,127
Idenix Pharmaceuticals, Inc.*	16,230	81,150
Immunogen, Inc.*	22,366	272,642
Immunomedics, Inc.*	19,527	79,475
Incyte Corp.*	26,335	498,785
Infinity Pharmaceuticals, Inc.*	5,524	45,628
Inhibitex, Inc.*	18,877	73,998
Insmed, Inc.*	7,298	87,503
InterMune, Inc.*	14,578	522,621
Ironwood Pharmaceuticals, Inc.*	14,982	235,517
Isis Pharmaceuticals, Inc.*	29,591	271,054
Keryx Biopharmaceuticals, Inc.*	20,663	97,736
Lexicon Pharmaceuticals, Inc.*	50,509	88,896
Ligand Pharmaceuticals, Inc., Class B*	5,876	70,218
MannKind Corp.*	22,906	87,043
Maxygen, Inc.	8,813	48,207
Medivation, Inc.*	9,315	199,620
Metabolix, Inc.*	10,100	72,114
Micromet, Inc.*	27,187	156,053
Momenta Pharmaceuticals, Inc.*	13,743	267,439
Nabi Biopharmaceuticals*	12,671	68,170
Neurocrine Biosciences, Inc.*	14,657	117,989
Novavax, Inc.*	28,533	57,637
NPS Pharmaceuticals, Inc.*	25,539	241,344
Nymox Pharmaceutical Corp.*	5,860	48,931
OncoGenex Pharmaceutical, Inc.*	2,846	48,467
Oncothyreon, Inc.*	12,376	113,735
Onyx Pharmaceuticals, Inc.*	18,875	666,287
Opko Health, Inc.*	32,194	118,796
Orexigen Therapeutics, Inc.*	10,767	17,120
Osiris Therapeutics, Inc.*	4,816	37,276
PDL BioPharma, Inc.	41,735	244,984
Peregrine Pharmaceuticals, Inc.*	21,593	40,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmacyclics, Inc.*	13,613	$142,120
PharmAthene, Inc.*	10,734	31,558
Progenics Pharmaceuticals, Inc.*	8,644	62,064
Raptor Pharmaceutical Corp.*	9,676	59,894
Rigel Pharmaceuticals, Inc.*	20,360	186,701
Sangamo BioSciences, Inc.*	15,541	91,536
Savient Pharmaceuticals, Inc.*	21,253	159,185
Sciclone Pharmaceuticals, Inc.*	10,255	61,940
Seattle Genetics, Inc.*	28,739	589,724
SIGA Technologies, Inc.*	10,177	99,124
Spectrum Pharmaceuticals, Inc.*	15,507	143,672
Sunesis Pharmaceuticals, Inc.*	9,592	20,047
SuperGen, Inc.*	17,173	51,176
Synta Pharmaceuticals Corp.*	6,852	34,466
Targacept, Inc.*	8,193	172,627
Theravance, Inc.*	20,505	455,416
Transcept Pharmaceuticals, Inc.*	1,473	16,129
Trius Therapeutics, Inc.*	2,143	16,973
Vanda Pharmaceuticals, Inc.*	8,417	60,097
Vical, Inc.*	21,399	88,164
Zalicus, Inc.*	22,158	52,736
ZIOPHARM Oncology, Inc.*	17,352	106,194
Zogenix, Inc.*	2,563	10,278

		13,616,822

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.*	6,697	182,493
ABIOMED, Inc.*	9,396	152,215
Accuray, Inc.*	20,311	162,691
Align Technology, Inc.*	18,266	416,465
Alimera Sciences, Inc.*	3,334	27,172
Alphatec Holdings, Inc.*	16,122	56,105
Analogic Corp.	3,754	197,423
AngioDynamics, Inc.*	7,381	105,032
Antares Pharma, Inc.*	25,895	57,228
ArthroCare Corp.*	8,135	272,278
AtriCure, Inc.*	4,074	52,555
Atrion Corp.	466	92,175
Bacterin International Holdings, Inc.*	6,704	19,039
Biolase Technology, Inc.*	8,457	43,469
Cantel Medical Corp.	3,924	105,595
Cardiovascular Systems, Inc.*	3,926	57,163
Cerus Corp.*	14,465	43,395
Conceptus, Inc.*	9,257	108,029
CONMED Corp.*	8,401	239,260
CryoLife, Inc.*	7,901	44,246
Cyberonics, Inc.*	8,426	235,507
Cynosure, Inc., Class A*	2,906	35,163
Delcath Systems, Inc.*	12,875	66,435
DexCom, Inc.*	19,951	289,090
DynaVox, Inc., Class A*	2,860	21,736
Endologix, Inc.*	14,476	134,627
Exactech, Inc.*	2,505	45,115
Greatbatch, Inc.*	6,943	186,211
Haemonetics Corp.*	7,687	494,812
Hansen Medical, Inc.*	13,923	47,477
HeartWare International, Inc.*	3,559	263,651
ICU Medical, Inc.*	3,623	158,325
Immucor, Inc.*	18,066	368,908
Insulet Corp.*	13,644	302,487

	Number of Shares	Value (Note 1)

Integra LifeSciences Holdings Corp.*	6,222	$297,474
Invacare Corp.	8,548	283,708
IRIS International, Inc.*	5,350	53,447
Kensey Nash Corp.*	2,527	63,756
MAKO Surgical Corp.*	9,515	282,881
Masimo Corp.	15,692	465,739
Medical Action Industries, Inc.*	4,797	39,096
Meridian Bioscience, Inc.	12,224	294,721
Merit Medical Systems, Inc.*	10,780	193,717
Natus Medical, Inc.*	8,613	130,487
Neogen Corp.*	6,902	312,039
Neoprobe Corp.*	26,274	87,230
NuVasive, Inc.*	11,829	388,938
NxStage Medical, Inc.*	13,276	276,406
OraSure Technologies, Inc.*	13,848	118,123
Orthofix International N.V.*	5,373	228,191
Palomar Medical Technologies, Inc.*	5,583	62,976
Quidel Corp.*	8,449	128,002
Rockwell Medical Technologies, Inc.*	4,714	60,528
RTI Biologics, Inc.*	16,080	43,577
Solta Medical, Inc.*	18,082	49,906
SonoSite, Inc.*	4,091	143,880
Spectranetics Corp.*	9,829	61,136
STAAR Surgical Co.*	10,360	54,908
Stereotaxis, Inc.*	12,935	45,402
STERIS Corp.	17,727	620,090
SurModics, Inc.*	4,540	50,394
Symmetry Medical, Inc.*	10,775	96,652
Synergetics USA, Inc.*	6,422	35,385
Synovis Life Technologies, Inc.*	3,386	58,984
Tornier N.V.*	3,137	84,542
Unilife Corp.*	16,775	86,894
Uroplasty, Inc.*	6,045	45,337
Vascular Solutions, Inc.*	5,129	63,600
Volcano Corp.*	15,524	501,270
West Pharmaceutical Services, Inc.	10,026	438,738
Wright Medical Group, Inc.*	11,641	174,615
Young Innovations, Inc.	1,625	46,345
Zoll Medical Corp.*	6,528	369,876

		11,922,562

Health Care Providers & Services (2.3%)
Accretive Health, Inc.*	11,911	342,918
Air Methods Corp.*	3,374	252,173
Alliance HealthCare Services, Inc.*	6,918	26,288
Almost Family, Inc.*	2,454	67,240
Amedisys, Inc.*	8,820	234,877
American Dental Partners, Inc.*	4,477	58,022
AMN Healthcare Services, Inc.*	11,741	97,685
Amsurg Corp.*	9,317	243,453
Assisted Living Concepts, Inc., Class A	5,805	97,408
Bio-Reference Labs, Inc.*	7,317	152,925
BioScrip, Inc.*	12,052	78,218
Capital Senior Living Corp.*	8,097	75,221
CardioNet, Inc.*	7,619	40,457
Centene Corp.*	14,922	530,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Chemed Corp.	6,385	$418,345
Chindex International, Inc.*	3,423	46,621
Continucare Corp.*	8,745	54,044
Corvel Corp.*	1,862	87,328
Cross Country Healthcare, Inc.*	8,143	61,887
Emeritus Corp.*	9,049	192,291
Ensign Group, Inc.	4,853	147,483
ExamWorks Group, Inc.*	8,055	204,516
Five Star Quality Care, Inc.*	9,422	54,742
Gentiva Health Services, Inc.*	9,081	189,157
Hanger Orthopedic Group, Inc.*	9,963	243,795
HealthSouth Corp.*	28,285	742,481
Healthspring, Inc.*	20,195	931,191
Healthways, Inc.*	10,101	153,333
HMS Holdings Corp.*	8,411	646,554
IPC The Hospitalist Co., Inc.*	4,867	225,585
Kindred Healthcare, Inc.*	15,527	333,365
Landauer, Inc.	2,809	173,006
LHC Group, Inc.*	4,723	108,912
Magellan Health Services, Inc.*	9,591	525,011
MedCath Corp.*	5,468	74,310
MedQuist Holdings, Inc.*	9,334	120,595
Metropolitan Health Networks, Inc.*	12,122	58,064
Molina Healthcare, Inc.*	8,408	228,025
MWI Veterinary Supply, Inc.*	3,740	302,080
National Healthcare Corp.	3,047	151,040
National Research Corp.	534	19,507
Owens & Minor, Inc.	19,067	657,621
PharMerica Corp.*	8,752	111,676
Providence Service Corp.*	3,992	50,499
PSS World Medical, Inc.*	16,578	464,350
RadNet, Inc.*	8,775	38,610
Rural/Metro Corp.*	5,379	92,734
Select Medical Holdings Corp.*	13,328	118,219
Skilled Healthcare Group, Inc., Class A*	5,802	54,887
Sun Healthcare Group, Inc.*	7,371	59,115
Sunrise Senior Living, Inc.*	17,130	163,249
Team Health Holdings, Inc.*	7,915	178,167
Triple-S Management Corp., Class B*	5,849	127,099
U.S. Physical Therapy, Inc.	3,489	86,283
Universal American Corp.	9,651	105,678
WellCare Health Plans, Inc.*	12,698	652,804

		11,751,323

Health Care Technology (0.4%)
athenahealth, Inc.*	10,379	426,577
Computer Programs & Systems, Inc.	3,306	209,865
ePocrates, Inc.*	1,867	34,427
HealthStream, Inc.*	4,510	59,848
MedAssets, Inc.*	14,169	189,298
Medidata Solutions, Inc.*	6,228	148,662
Merge Healthcare, Inc.*	15,315	79,638
Omnicell, Inc.*	9,816	153,031
Quality Systems, Inc.	5,789	505,380
Transcend Services, Inc.*	2,586	76,003

		1,882,729

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	21,091	$167,252
Albany Molecular Research, Inc.*	6,861	33,001
BG Medicine, Inc.*	2,088	16,620
Caliper Life Sciences, Inc.*	13,983	113,402
Cambrex Corp.*	9,293	42,934
Complete Genomics, Inc.*	2,949	45,061
Enzo Biochem, Inc.*	11,200	47,600
eResearchTechnology, Inc.*	14,532	92,569
Fluidigm Corp.*	1,884	31,595
Furiex Pharmaceuticals, Inc.*	2,890	51,413
Harvard Bioscience, Inc.*	6,589	35,119
Kendle International, Inc.*	4,473	67,453
Luminex Corp.*	11,251	235,146
Medtox Scientific, Inc.	2,126	37,141
Pacific Biosciences of California, Inc.*	10,041	117,480
PAREXEL International Corp.*	17,547	413,407
Sequenom, Inc.*	29,444	222,302

		1,769,495

Pharmaceuticals (1.1%)
Acura Pharmaceuticals, Inc.*	3,634	14,064
Aegerion Pharmaceuticals, Inc.*	2,271	35,768
Akorn, Inc.*	16,626	116,382
Ampio Pharmaceuticals, Inc.*	5,723	44,582
Auxilium Pharmaceuticals, Inc.*	14,281	279,908
AVANIR Pharmaceuticals, Inc., Class A*	37,110	124,690
Cadence Pharmaceuticals, Inc.*	11,268	103,666
Columbia Laboratories, Inc.*	18,686	57,740
Corcept Therapeutics, Inc.*	12,023	47,972
Depomed, Inc.*	15,964	130,586
Durect Corp.*	25,134	51,022
Endocyte, Inc.*	4,193	60,044
Hi-Tech Pharmacal Co., Inc.*	3,106	89,857
Impax Laboratories, Inc.*	19,470	424,251
ISTA Pharmaceuticals, Inc.*	7,624	58,286
Jazz Pharmaceuticals, Inc.*	6,580	219,443
KV Pharmaceutical Co., Class A*	15,499	42,157
Lannett Co., Inc.*	5,060	25,199
MAP Pharmaceuticals, Inc.*	6,464	103,230
Medicines Co.*	16,039	264,804
Medicis Pharmaceutical Corp., Class A	18,479	705,343
Nektar Therapeutics*	33,945	246,780
Neostem, Inc.*	12,439	18,410
Obagi Medical Products, Inc.*	5,522	52,072
Optimer Pharmaceuticals, Inc.*	13,814	164,248
Pacira Pharmaceuticals, Inc.*	1,607	19,284
Pain Therapeutics, Inc.*	10,976	42,477
Par Pharmaceutical Cos., Inc.*	10,847	357,734
Pernix Therapeutics Holdings*	679	5,778
Pozen, Inc.*	7,802	32,768
Questcor Pharmaceuticals, Inc.*	15,804	380,876
Sagent Pharmaceuticals, Inc.*	1,975	53,286
Salix Pharmaceuticals Ltd.*	17,409	693,400
Santarus, Inc.*	15,660	52,774
Sucampo Pharmaceuticals, Inc., Class A*	3,805	15,601
ViroPharma, Inc.*	22,674	419,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Vivus, Inc.*	24,453	$199,047
XenoPort, Inc.*	10,573	75,280

		5,828,278

Total Health Care		46,771,209

Industrials (11.3%)
Aerospace & Defense (1.4%)
AAR Corp.	11,822	320,258
Aerovironment, Inc.*	5,035	177,987
American Science & Engineering, Inc.	2,714	217,120
Astronics Corp.*	2,725	83,930
Ceradyne, Inc.*	7,415	289,111
Cubic Corp.	4,702	239,755
Curtiss-Wright Corp.	13,874	449,101
DigitalGlobe, Inc.*	10,503	266,881
Ducommun, Inc.	3,126	64,302
Esterline Technologies Corp.*	9,073	693,177
GenCorp, Inc.*	17,313	111,150
GeoEye, Inc.*	6,591	246,503
HEICO Corp.	12,411	679,378
Hexcel Corp.*	29,189	638,947
Keyw Holding Corp.*	5,389	66,770
Kratos Defense & Security Solutions, Inc.*	6,979	84,865
LMI Aerospace, Inc.*	2,686	65,619
Moog, Inc., Class A*	13,517	588,260
National Presto Industries, Inc.	1,420	144,116
Orbital Sciences Corp.*	17,392	293,055
Taser International, Inc.*	17,899	81,440
Teledyne Technologies, Inc.*	10,942	551,039
Triumph Group, Inc.	5,608	558,445

		6,911,209

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	15,933	109,141
Atlas Air Worldwide Holdings, Inc.*	7,834	466,201
Forward Air Corp.	8,801	297,386
Hub Group, Inc., Class A*	10,981	413,544
Pacer International, Inc.*	10,423	49,197
Park-Ohio Holdings Corp.*	2,421	51,180

		1,386,649

Airlines (0.4%)
Alaska Air Group, Inc.*	10,702	732,659
Allegiant Travel Co.*	4,449	220,225
Hawaiian Holdings, Inc.*	15,035	85,699
JetBlue Airways Corp.*	73,498	448,338
Republic Airways Holdings, Inc.*	14,113	77,057
SkyWest, Inc.	15,716	236,683
Spirit Airlines, Inc.*	4,702	56,377
U.S. Airways Group, Inc.*	48,361	430,897

		2,287,935

Building Products (0.5%)
A.O. Smith Corp.	11,383	481,501
AAON, Inc.	5,564	121,507
Ameresco, Inc., Class A*	5,269	74,714
American Woodmark Corp.	2,846	49,293

	Number of Shares	Value (Note 1)

Ameron International Corp.	2,736	$179,700
Apogee Enterprises, Inc.	8,339	106,823
Builders FirstSource, Inc.*	13,374	28,754
Gibraltar Industries, Inc.*	8,941	101,212
Griffon Corp.*	14,132	142,450
Insteel Industries, Inc.	5,216	65,409
NCI Building Systems, Inc.*	5,852	66,654
Quanex Building Products Corp.	11,374	186,420
Simpson Manufacturing Co., Inc.	12,469	372,449
Trex Co., Inc.*	4,645	113,710
Universal Forest Products, Inc.	5,832	139,735
USG Corp.*	21,287	305,255

		2,535,586

Commercial Services & Supplies (1.9%)
A.T. Cross Co., Class A*	2,674	30,457
ABM Industries, Inc.	15,843	369,776
ACCO Brands Corp.*	16,338	128,253
American Reprographics Co.*	10,967	77,537
APAC Customer Services, Inc.*	9,364	49,910
Brink’s Co.	13,972	416,785
Casella Waste Systems, Inc., Class A*	7,536	45,970
Cenveo, Inc.*	16,152	103,373
Clean Harbors, Inc.*	7,006	723,369
Consolidated Graphics, Inc.*	2,681	147,321
Courier Corp.	2,786	30,785
Deluxe Corp.	15,355	379,422
EnergySolutions, Inc.	23,904	118,086
EnerNOC, Inc.*	6,918	108,889
Ennis, Inc.	7,735	134,589
Fuel Tech, Inc.*	5,116	33,919
G&K Services, Inc., Class A	5,571	188,634
GEO Group, Inc.*	19,333	445,239
Healthcare Services Group, Inc.	19,773	321,311
Heritage-Crystal Clean, Inc.*	1,396	26,775
Herman Miller, Inc.	17,056	464,264
Higher One Holdings, Inc.*	9,125	172,645
HNI Corp.	13,359	335,578
InnerWorkings, Inc.*	7,581	63,225
Interface, Inc., Class A	15,653	303,199
Intersections, Inc.	2,666	48,521
Kimball International, Inc., Class B	9,044	58,153
Knoll, Inc.	14,262	286,238
M&F Worldwide Corp.*	3,121	80,647
McGrath RentCorp	7,222	202,794
Metalico, Inc.*	11,775	69,472
Mine Safety Appliances Co.	8,105	302,641
Mobile Mini, Inc.*	10,933	231,670
Multi-Color Corp.	3,367	83,131
Quad/Graphics, Inc.	7,486	290,906
Rollins, Inc.	19,033	387,893
Schawk, Inc.	3,511	58,142
Standard Parking Corp.*	4,610	73,622
Steelcase, Inc., Class A	23,722	270,194
Swisher Hygiene, Inc.*	25,327	142,591
Sykes Enterprises, Inc.*	12,470	268,479
Team, Inc.*	5,771	139,254
Tetra Tech, Inc.*	18,634	419,265
TMS International Corp., Class A*	3,736	48,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

TRC Cos., Inc.*	5,196	$32,475
U.S. Ecology, Inc.	5,502	94,084
UniFirst Corp.	4,221	237,178
United Stationers, Inc.	13,708	485,674
Viad Corp.	6,082	135,568
WCA Waste Corp.*	4,610	26,554

		9,693,212

Construction & Engineering (0.6%)
Argan, Inc.*	2,256	22,876
Comfort Systems USA, Inc.	11,257	119,437
Dycom Industries, Inc.*	10,491	171,423
EMCOR Group, Inc.*	19,953	584,822
Furmanite Corp.*	10,917	86,681
Granite Construction, Inc.	11,585	284,180
Great Lakes Dredge & Dock Corp.	17,494	97,617
Insituform Technologies, Inc., Class A*	11,773	246,880
Layne Christensen Co.*	5,824	176,700
MasTec, Inc.*	16,891	333,091
Michael Baker Corp.*	2,470	52,166
MYR Group, Inc.*	5,979	139,909
Northwest Pipe Co.*	2,708	70,571
Orion Marine Group, Inc.*	8,076	75,995
Pike Electric Corp.*	4,830	42,697
Primoris Services Corp.	7,889	101,768
Sterling Construction Co., Inc.*	4,849	66,771
Tutor Perini Corp.	9,297	178,316
UniTek Global Services, Inc.*	3,051	24,133

		2,876,033

Electrical Equipment (1.0%)
A123 Systems, Inc.*	26,346	140,161
Active Power, Inc.*	23,511	57,602
Acuity Brands, Inc.	12,965	723,188
American Superconductor Corp.*	13,404	121,172
AZZ, Inc.	3,740	171,292
Belden, Inc.	14,164	493,757
Brady Corp., Class A	14,199	455,220
Broadwind Energy, Inc.*	32,234	46,739
Capstone Turbine Corp.*	73,253	112,077
Coleman Cable, Inc.*	2,451	36,005
Encore Wire Corp.	5,535	134,058
Ener1, Inc.*	22,811	25,092
EnerSys*	14,968	515,199
Franklin Electric Co., Inc.	6,928	325,270
FuelCell Energy, Inc.*	36,951	48,406
Generac Holdings, Inc.*	7,412	143,793
Global Power Equipment Group, Inc.*	4,669	123,822
II-VI, Inc.*	15,409	394,470
LSI Industries, Inc.	6,092	48,370
Powell Industries, Inc.*	2,617	95,521
PowerSecure International, Inc.*	5,525	39,890
Preformed Line Products Co.	725	51,606
SatCon Technology Corp.*	23,067	55,130
Thermon Group Holdings, Inc.*	2,961	35,532
Valence Technology, Inc.*	20,928	24,695
Vicor Corp.	5,812	93,980
Woodward, Inc.	18,340	639,332

		5,151,379

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	5,385	$299,998
Seaboard Corp.	92	222,456
Standex International Corp.	3,718	114,031
Tredegar Corp.	7,112	130,505
United Capital Corp.*	569	17,042

		784,032

Machinery (2.4%)
3D Systems Corp.*	12,463	245,646
Accuride Corp.*	12,004	151,611
Actuant Corp., Class A	20,492	549,800
Alamo Group, Inc.	2,042	48,395
Albany International Corp., Class A	8,208	216,609
Altra Holdings, Inc.*	7,952	190,769
American Railcar Industries, Inc.*	2,858	67,020
Ampco-Pittsburgh Corp.	2,521	59,118
Astec Industries, Inc.*	5,942	219,735
Badger Meter, Inc.	4,515	167,010
Barnes Group, Inc.	16,283	403,981
Blount International, Inc.*	14,411	251,760
Briggs & Stratton Corp.	15,120	300,283
Cascade Corp.	2,745	130,580
Chart Industries, Inc.*	8,747	472,163
CIRCOR International, Inc.	5,119	219,247
CLARCOR, Inc.	15,073	712,651
Colfax Corp.*	7,299	181,015
Columbus McKinnon Corp.*	5,692	102,228
Commercial Vehicle Group, Inc.*	8,497	120,572
Douglas Dynamics, Inc.	5,544	87,540
Dynamic Materials Corp.	3,961	88,806
Energy Recovery, Inc.*	13,697	44,789
EnPro Industries, Inc.*	6,167	296,448
ESCO Technologies, Inc.	7,940	292,192
Federal Signal Corp.	18,450	121,032
Flow International Corp.*	13,726	48,865
Force Protection, Inc.*	20,902	103,778
FreightCar America, Inc.*	3,544	89,805
Gorman-Rupp Co.	4,521	148,914
Graham Corp.	2,940	59,976
Greenbrier Cos., Inc.*	5,510	108,878
Hurco Cos., Inc.*	1,886	60,748
John Bean Technologies Corp.	8,529	164,780
Kadant, Inc.*	3,661	115,358
Kaydon Corp.	9,801	365,773
L.B. Foster Co., Class A	2,811	92,510
Lindsay Corp.	3,751	258,069
Lydall, Inc.*	5,018	60,015
Meritor, Inc.*	28,177	451,959
Met-Pro Corp.	4,280	48,706
Middleby Corp.*	5,580	524,743
Miller Industries, Inc.	3,505	65,509
Mueller Industries, Inc.	11,285	427,814
Mueller Water Products, Inc., Class A	46,366	184,537
NACCO Industries, Inc., Class A	1,738	168,273
NN, Inc.*	4,974	74,411
Omega Flex, Inc.*	853	11,968
PMFG, Inc.*	5,133	101,890
RBC Bearings, Inc.*	6,513	245,931
Robbins & Myers, Inc.	11,760	621,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sauer-Danfoss, Inc.*	3,449	$173,795
Sun Hydraulics Corp.	3,973	189,909
Tecumseh Products Co., Class A*	5,362	54,692
Tennant Co.	5,722	228,480
Titan International, Inc.	12,573	305,021
Trimas Corp.*	7,564	187,209
Twin Disc, Inc.	2,512	97,039
Wabash National Corp.*	20,454	191,654
Watts Water Technologies, Inc., Class A	9,012	319,115
Xerium Technologies, Inc.*	3,240	60,102

		12,152,742

Marine (0.0%)
Baltic Trading Ltd.	4,822	27,678
Eagle Bulk Shipping, Inc.*	19,320	47,914
Excel Maritime Carriers Ltd.*	13,533	41,952
Genco Shipping & Trading Ltd.*	8,879	66,770
International Shipholding Corp.	1,459	31,048
Ultrapetrol Bahamas Ltd.*	6,150	30,381

		245,743

Professional Services (1.0%)
Acacia Research Corp. - Acacia Technologies*	12,725	466,880
Advisory Board Co.*	4,714	272,846
Barrett Business Services, Inc.	2,230	31,934
CBIZ, Inc.*	11,614	85,479
CDI Corp.	3,862	51,326
Corporate Executive Board Co.	10,347	451,647
CoStar Group, Inc.*	7,545	447,268
CRA International, Inc.*	3,201	86,715
Dolan Co.*	8,977	76,035
Exponent, Inc.*	4,147	180,436
Franklin Covey Co.*	3,847	37,239
FTI Consulting, Inc.*	12,567	476,792
GP Strategies Corp.*	4,329	59,134
Heidrick & Struggles International, Inc.	5,301	120,015
Hill International, Inc.*	7,502	43,212
Hudson Highland Group, Inc.*	9,921	53,077
Huron Consulting Group, Inc.*	6,578	198,721
ICF International, Inc.*	5,819	147,686
Insperity, Inc.	6,855	202,977
Kelly Services, Inc., Class A*	7,899	130,334
Kforce, Inc.*	10,011	130,944
Korn/Ferry International*	14,006	307,992
Mistras Group, Inc.*	4,372	70,826
Navigant Consulting, Inc.*	15,347	160,990
Odyssey Marine Exploration, Inc.*	19,734	61,767
On Assignment, Inc.*	10,902	107,167
Resources Connection, Inc.	13,803	166,188
RPX Corp.*	2,837	79,521
School Specialty, Inc.*	4,711	67,791
SFN Group, Inc.*	15,094	137,204
TrueBlue, Inc.*	13,225	191,498
VSE Corp.	1,200	29,880

		5,131,521

Road & Rail (0.9%)
Amerco, Inc.*	2,578	247,875
Arkansas Best Corp.	7,613	180,657

	Number of Shares	Value (Note 1)

Avis Budget Group, Inc.*	31,285	$534,661
Celadon Group, Inc.*	5,975	83,411
Covenant Transportation Group, Inc., Class A*	2,430	18,833
Dollar Thrifty Automotive Group, Inc.*	8,632	636,524
Genesee & Wyoming, Inc., Class A*	11,805	692,245
Heartland Express, Inc.	15,291	253,219
Knight Transportation, Inc.	18,488	314,111
Marten Transport Ltd.	4,614	99,662
Old Dominion Freight Line, Inc.*	14,150	527,795
Patriot Transportation Holding, Inc.*	1,777	39,751
Quality Distribution, Inc.*	4,362	56,793
RailAmerica, Inc.*	6,314	94,710
Roadrunner Transportation Systems, Inc.*	2,758	41,591
Saia, Inc.*	4,695	79,580
Swift Transportation Co.*	23,580	319,509
Universal Truckload Services, Inc.*	1,579	27,048
Werner Enterprises, Inc.	13,207	330,835
Zipcar, Inc.*	3,049	62,230

		4,641,040

Trading Companies & Distributors (0.8%)
Aceto Corp.	7,807	52,385
Aircastle Ltd.	17,243	219,331
Applied Industrial Technologies, Inc.	12,691	451,927
Beacon Roofing Supply, Inc.*	13,702	312,680
CAI International, Inc.*	3,577	73,901
DXP Enterprises, Inc.*	2,547	64,566
Essex Rental Corp.*	4,719	31,098
H&E Equipment Services, Inc.*	8,480	118,635
Houston Wire & Cable Co.	5,268	81,917
Interline Brands, Inc.*	9,907	181,992
Kaman Corp.	7,809	276,985
Lawson Products, Inc.	974	19,159
RSC Holdings, Inc.*	20,173	241,269
Rush Enterprises, Inc., Class A*	9,580	182,307
SeaCube Container Leasing Ltd.	3,272	56,213
TAL International Group, Inc.	5,965	205,971
Textainer Group Holdings Ltd.	3,400	104,516
Titan Machinery, Inc.*	4,584	131,928
United Rentals, Inc.*	18,645	473,583
Watsco, Inc.	8,395	570,776

		3,851,139

Total Industrials		57,648,220

Information Technology (13.5%)
Communications Equipment (1.7%)
ADTRAN, Inc.	19,321	747,916
Anaren, Inc.*	4,468	94,945
Arris Group, Inc.*	36,899	428,397
Aruba Networks, Inc.*	25,427	751,368
Aviat Networks, Inc.*	17,781	70,057
Bel Fuse, Inc., Class B	3,120	67,673
BigBand Networks, Inc.*	12,503	27,132
Black Box Corp.	5,337	166,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Blue Coat Systems, Inc.*	12,966	$283,437
Calix, Inc.*	11,198	233,142
Communications Systems, Inc.	1,883	33,762
Comtech Telecommunications Corp.	7,939	222,610
DG FastChannel, Inc.*	8,177	262,073
Dialogic, Inc.*	4,731	21,289
Digi International, Inc.*	7,480	97,240
Emcore Corp.*	26,148	71,646
EMS Technologies, Inc.*	4,552	150,079
Emulex Corp.*	26,283	226,034
Extreme Networks, Inc.*	27,194	88,109
Finisar Corp.*	26,737	482,068
Globecomm Systems, Inc.*	6,608	102,820
Harmonic, Inc.*	34,109	246,608
Infinera Corp.*	31,091	214,839
InterDigital, Inc.	13,524	552,455
Ixia*	11,432	146,330
KVH Industries, Inc.*	4,589	48,781
Loral Space & Communications, Inc.*	3,257	226,264
Meru Networks, Inc.*	3,166	38,024
NETGEAR, Inc.*	10,912	477,073
Numerex Corp., Class A*	2,611	25,405
Oclaro, Inc.*	15,063	101,223
Oplink Communications, Inc.*	6,136	114,314
Opnext, Inc.*	13,679	31,188
ORBCOMM, Inc.*	9,706	30,380
Plantronics, Inc.	14,404	526,178
Powerwave Technologies, Inc.*	50,314	148,426
Procera Networks, Inc.*	3,371	36,171
SeaChange International, Inc.*	7,802	84,106
ShoreTel, Inc.*	13,982	142,616
Sonus Networks, Inc.*	62,730	203,245
Sycamore Networks, Inc.	5,909	131,416
Symmetricom, Inc.*	12,735	74,245
Tekelec*	18,440	168,357
ViaSat, Inc.*	10,793	467,013
Westell Technologies, Inc., Class A*	15,534	55,456

		8,918,798

Computers & Peripherals (0.5%)
Avid Technology, Inc.*	8,790	165,604
Cray, Inc.*	10,640	68,096
Dot Hill Systems Corp.*	16,418	46,627
Electronics for Imaging, Inc.*	13,860	238,669
Hypercom Corp.*	16,419	161,399
Imation Corp.*	8,794	83,015
Immersion Corp.*	8,407	71,712
Intermec, Inc.*	17,655	194,911
Intevac, Inc.*	6,690	68,305
Novatel Wireless, Inc.*	9,702	53,167
OCZ Technology Group, Inc.*	15,314	122,512
Quantum Corp.*	67,099	221,427
Rimage Corp.	2,857	38,369
Silicon Graphics International Corp.*	9,231	158,773
STEC, Inc.*	12,287	209,002
Stratasys, Inc.*	6,299	212,276
Super Micro Computer, Inc.*	7,967	128,189
Synaptics, Inc.*	10,239	263,552

	Number of Shares	Value (Note 1)

Xyratex Ltd.*	9,200	$94,392

		2,599,997

Electronic Equipment, Instruments & Components (1.8%)
Aeroflex Holding Corp.*	5,864	106,432
Agilysys, Inc.*	5,324	44,402
Anixter International, Inc.	8,652	565,322
Benchmark Electronics, Inc.*	18,103	298,700
Brightpoint, Inc.*	20,355	165,079
Checkpoint Systems, Inc.*	11,927	213,255
Cognex Corp.	12,376	438,482
Coherent, Inc.*	7,469	412,812
CTS Corp.	10,209	98,721
Daktronics, Inc.	10,259	110,695
DDi Corp.	4,424	42,205
DTS, Inc.*	5,180	210,049
Echelon Corp.*	10,370	94,263
Electro Rent Corp.	5,533	94,725
Electro Scientific Industries, Inc.*	6,681	128,943
eMagin Corp.*	5,221	31,691
Fabrinet*	6,073	147,452
FARO Technologies, Inc.*	4,856	212,693
Gerber Scientific, Inc.*	7,434	82,740
GSI Group, Inc.*	7,622	91,845
Identive Group, Inc.*	11,816	27,413
Insight Enterprises, Inc.*	13,847	245,230
Kemet Corp.*	13,143	187,813
L-1 Identity Solutions, Inc.*	22,248	261,414
LeCroy Corp.*	4,790	57,672
Littelfuse, Inc.	6,769	397,476
Maxwell Technologies, Inc.*	8,282	134,086
Measurement Specialties, Inc.*	4,432	158,222
Mercury Computer Systems, Inc.*	8,967	167,504
Methode Electronics, Inc.	10,976	127,431
Microvision, Inc.*	33,536	40,914
MTS Systems Corp.	4,647	194,384
Multi-Fineline Electronix, Inc.*	2,695	58,239
NeoPhotonics Corp.*	2,816	19,487
Newport Corp.*	11,117	201,996
OSI Systems, Inc.*	5,663	243,509
Park Electrochemical Corp.	6,131	171,361
PC Connection, Inc.*	2,373	19,648
Plexus Corp.*	11,218	390,499
Power-One, Inc.*	20,327	164,649
Pulse Electronics Corp.	12,282	54,286
RadiSys Corp.*	5,950	43,375
Richardson Electronics Ltd.	4,401	59,810
Rofin-Sinar Technologies, Inc.*	8,476	289,455
Rogers Corp.*	4,756	219,727
Sanmina-SCI Corp.*	23,945	247,352
Scansource, Inc.*	8,027	300,852
SMART Modular Technologies (WWH), Inc.*	19,399	177,695
SYNNEX Corp.*	7,481	237,148
TTM Technologies, Inc.*	15,479	247,974
Universal Display Corp.*	11,459	402,096
Viasystems Group, Inc.*	778	17,497
Vishay Precision Group, Inc.*	3,618	61,072
X-Rite, Inc.*	8,060	40,058
Zygo Corp.*	4,657	61,566

		9,319,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (1.5%)
Active Network, Inc.*	3,658	$64,381
Ancestry.com, Inc.*	9,473	392,087
comScore, Inc.*	9,524	246,672
Constant Contact, Inc.*	8,774	222,684
Cornerstone OnDemand, Inc.*	3,432	60,575
DealerTrack Holdings, Inc.*	12,230	280,678
Demand Media, Inc.*	2,448	33,170
Dice Holdings, Inc.*	14,435	195,161
Digital River, Inc.*	11,894	382,511
EarthLink, Inc.	33,165	255,205
Envestnet, Inc.*	5,715	84,868
FriendFinder Networks, Inc.*	1,273	5,168
InfoSpace, Inc.*	11,223	102,354
Internap Network Services Corp.*	15,461	113,638
INTL FCStone, Inc.*	3,890	94,177
IntraLinks Holdings, Inc.*	9,606	165,992
j2 Global Communications, Inc.*	13,835	390,562
Keynote Systems, Inc.	4,149	89,743
KIT Digital, Inc.*	10,556	126,039
Limelight Networks, Inc.*	20,445	93,229
Liquidity Services, Inc.*	5,611	132,476
LivePerson, Inc.*	15,731	222,436
LogMeIn, Inc.*	6,047	233,233
LoopNet, Inc.*	5,028	92,415
Marchex, Inc., Class B	6,477	57,516
Mediamind Technologies, Inc.*	2,419	53,073
ModusLink Global Solutions, Inc.	13,085	58,621
Move, Inc.*	47,569	104,176
NIC, Inc.	19,187	258,257
OpenTable, Inc.*	7,038	584,998
Openwave Systems, Inc.*	25,433	58,241
Perficient, Inc.*	7,305	74,949
Quepasa Corp.*	1,820	13,195
QuinStreet, Inc.*	8,316	107,942
RealNetworks, Inc.*	25,362	86,231
Responsys, Inc.*	2,878	51,027
RightNow Technologies, Inc.*	7,324	237,298
Saba Software, Inc.*	8,460	76,394
SAVVIS, Inc.*	13,409	530,058
SciQuest, Inc.*	3,631	62,054
SPS Commerce, Inc.*	2,461	43,781
Stamps.com, Inc.	3,257	43,448
support.com, Inc.*	14,277	68,530
TechTarget, Inc.*	4,664	35,306
Travelzoo, Inc.*	1,676	108,337
United Online, Inc.	26,614	160,482
ValueClick, Inc.*	23,573	391,312
Vocus, Inc.*	5,225	159,937
Web.com Group, Inc.*	8,669	106,802
XO Group, Inc.*	9,451	94,037
Zix Corp.*	19,652	75,464

		7,780,920

IT Services (1.5%)
Acxiom Corp.*	24,216	317,472
CACI International, Inc., Class A*	8,997	567,531
Cardtronics, Inc.*	12,763	299,292
Cass Information Systems, Inc.	2,499	94,362
CIBER, Inc.*	18,887	104,823
Computer Task Group, Inc.*	4,478	58,975

	Number of Shares	Value (Note 1)

Convergys Corp.*	31,392	$428,187
CSG Systems International, Inc.*	10,302	190,381
Dynamics Research Corp.*	2,564	34,973
Echo Global Logistics, Inc.*	3,282	58,256
Euronet Worldwide, Inc.*	15,196	234,170
ExlService Holdings, Inc.*	4,782	110,464
Forrester Research, Inc.	4,396	144,892
Global Cash Access Holdings, Inc.*	14,012	44,558
Hackett Group, Inc.*	8,913	45,367
Heartland Payment Systems, Inc.	11,473	236,344
iGATE Corp.	9,243	150,846
Integral Systems, Inc.*	4,630	56,347
Jack Henry & Associates, Inc.	25,719	771,827
Lionbridge Technologies, Inc.*	18,456	58,690
ManTech International Corp., Class A	6,952	308,808
MAXIMUS, Inc.	5,196	429,865
MoneyGram International, Inc.*	25,139	83,462
NCI, Inc., Class A*	1,925	43,736
Ness Technologies, Inc.*	9,913	75,042
PRGX Global, Inc.*	5,634	40,283
Sapient Corp.*	32,600	489,978
ServiceSource International, Inc.*	2,997	66,593
SRA International, Inc., Class A*	13,608	420,759
Stream Global Services, Inc.*	1,651	5,448
Syntel, Inc.	4,606	272,307
TeleTech Holdings, Inc.*	7,573	159,639
TNS, Inc.*	7,542	125,197
Unisys Corp.*	12,847	330,168
Virtusa Corp.*	4,448	84,290
Wright Express Corp.*	11,520	599,846

		7,543,178

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Analogic Technologies, Inc.*	12,805	77,534
Advanced Energy Industries, Inc.*	12,951	191,545
Alpha & Omega Semiconductor Ltd.*	4,318	57,213
Amkor Technology, Inc.*	31,467	194,151
Amtech Systems, Inc.*	2,841	58,638
ANADIGICS, Inc.*	20,040	64,328
Applied Micro Circuits Corp.*	18,858	167,082
ATMI, Inc.*	9,406	192,165
Axcelis Technologies, Inc.*	31,447	51,573
AXT, Inc.*	9,467	80,280
Brooks Automation, Inc.*	19,639	213,280
Cabot Microelectronics Corp.*	7,010	325,755
Cavium, Inc.*	14,425	628,786
CEVA, Inc.*	6,844	208,468
Cirrus Logic, Inc.*	19,837	315,408
Cohu, Inc.	7,089	92,937
Cymer, Inc.*	9,103	450,690
Diodes, Inc.*	10,522	274,624
DSP Group, Inc.*	6,818	59,317
Entegris, Inc.*	40,001	404,810
Entropic Communications, Inc.*	25,496	226,659
Exar Corp.*	10,735	67,953
FEI Co.*	11,535	440,522
FormFactor, Inc.*	15,015	136,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

FSI International, Inc.*	11,888	$32,573
GSI Technology, Inc.*	6,210	44,712
GT Solar International, Inc.*	37,505	607,581
Hittite Microwave Corp.*	9,337	578,054
Inphi Corp.*	6,109	106,297
Integrated Device Technology, Inc.*	44,181	347,263
Integrated Silicon Solution, Inc.*	7,898	76,374
IXYS Corp.*	7,119	106,643
Kopin Corp.*	19,069	89,815
Kulicke & Soffa Industries, Inc.*	21,460	239,064
Lattice Semiconductor Corp.*	35,056	228,565
LTX-Credence Corp.*	14,731	131,695
MaxLinear, Inc., Class A*	4,754	41,170
Micrel, Inc.	15,088	159,631
Microsemi Corp.*	25,729	527,444
Mindspeed Technologies, Inc.*	9,943	79,544
MIPS Technologies, Inc.*	15,743	108,784
MKS Instruments, Inc.	15,572	411,412
Monolithic Power Systems, Inc.*	8,921	137,562
MoSys, Inc.*	9,799	56,344
Nanometrics, Inc.*	5,990	113,750
Netlogic Microsystems, Inc.*	20,353	822,668
NVE Corp.*	1,422	83,116
OmniVision Technologies, Inc.*	17,307	602,457
PDF Solutions, Inc.*	6,868	40,933
Pericom Semiconductor Corp.*	7,436	66,478
Photronics, Inc.*	16,137	136,680
PLX Technology, Inc.*	13,226	45,894
Power Integrations, Inc.	8,613	330,998
Rambus, Inc.*	29,292	430,007
RF Micro Devices, Inc.*	82,304	503,700
Rubicon Technology, Inc.*	5,232	88,212
Rudolph Technologies, Inc.*	9,371	100,363
Semtech Corp.*	19,448	531,708
Sigma Designs, Inc.*	9,452	72,213
Silicon Image, Inc.*	23,588	152,378
Spansion, Inc., Class A*	14,985	288,761
Standard Microsystems Corp.*	6,823	184,153
Supertex, Inc.*	3,277	73,405
Tessera Technologies, Inc.*	15,219	260,854
TriQuint Semiconductor, Inc.*	48,958	498,882
Ultra Clean Holdings, Inc.*	6,668	60,545
Ultratech, Inc.*	7,478	227,182
Veeco Instruments, Inc.*	12,159	588,617
Volterra Semiconductor Corp.*	7,308	180,215
Zoran Corp.*	14,869	124,900

		15,699,350

Software (3.4%)
Accelrys, Inc.*	16,371	116,398
ACI Worldwide, Inc.*	9,955	336,180
Actuate Corp.*	10,628	62,174
Advent Software, Inc.*	9,788	275,728
American Software, Inc., Class A	6,653	55,286
Aspen Technology, Inc.*	25,183	432,644
Blackbaud, Inc.	13,288	368,343
Blackboard, Inc.*	9,121	395,760
Bottomline Technologies, Inc.*	10,111	249,843
BroadSoft, Inc.*	6,721	256,272
Callidus Software, Inc.*	8,857	51,813
CommVault Systems, Inc.*	13,124	583,362

	Number of Shares	Value (Note 1)

Concur Technologies, Inc.*	13,303	$666,081
Convio, Inc.*	3,537	38,235
Deltek, Inc.*	6,432	48,176
DemandTec, Inc.*	9,551	86,914
Digimarc Corp.*	1,835	64,280
Ebix, Inc.*	9,063	172,650
Ellie Mae, Inc.*	2,801	16,078
EPIQ Systems, Inc.	9,278	131,933
ePlus, Inc.*	1,146	30,300
Fair Isaac Corp.	11,895	359,229
FalconStor Software, Inc.*	9,084	40,696
Glu Mobile, Inc.*	12,510	65,928
Guidance Software, Inc.*	4,064	33,122
Interactive Intelligence, Inc.*	4,227	148,156
JDA Software Group, Inc.*	12,607	389,430
Kenexa Corp.*	7,843	188,075
Lawson Software, Inc.*	49,036	550,184
Magma Design Automation, Inc.*	19,822	158,378
Manhattan Associates, Inc.*	6,483	223,275
Mentor Graphics Corp.*	28,699	367,634
MicroStrategy, Inc., Class A*	2,385	387,992
Monotype Imaging Holdings, Inc.*	10,637	150,301
Motricity, Inc.*	11,047	85,393
NetScout Systems, Inc.*	11,100	231,879
NetSuite, Inc.*	8,111	317,951
Opnet Technologies, Inc.	4,289	175,592
Parametric Technology Corp.*	35,516	814,382
Pegasystems, Inc.	4,959	230,841
Progress Software Corp.*	19,999	482,576
PROS Holdings, Inc.*	6,383	111,639
QAD, Inc., Class A*	1,554	15,882
QAD, Inc., Class B*	249	2,316
QLIK Technologies, Inc.*	20,971	714,272
Quest Software, Inc.*	18,263	415,118
Radiant Systems, Inc.*	11,971	250,194
RealD, Inc.*	11,591	271,114
RealPage, Inc.*	9,016	238,654
Renaissance Learning, Inc.	3,929	49,270
Rosetta Stone, Inc.*	3,299	53,246
S1 Corp.*	15,843	118,506
Smith Micro Software, Inc.*	10,761	45,304
SolarWinds, Inc.*	17,003	444,458
Sourcefire, Inc.*	8,463	251,520
SRS Labs, Inc.*	3,450	33,086
SS&C Technologies Holdings, Inc.*	7,524	149,502
SuccessFactors, Inc.*	23,531	691,811
Synchronoss Technologies, Inc.*	7,873	249,810
Take-Two Interactive Software, Inc.*	21,969	335,686
Taleo Corp., Class A*	12,220	452,507
TeleCommunication Systems, Inc., Class A*	13,692	66,132
TeleNav, Inc.*	4,874	86,416
THQ, Inc.*	20,355	73,685
TiVo, Inc.*	35,567	365,984
Tyler Technologies, Inc.*	9,552	255,803
Ultimate Software Group, Inc.*	7,694	418,784
VASCO Data Security International, Inc.*	8,027	99,936
Verint Systems, Inc.*	6,294	233,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

VirnetX Holding Corp.*	12,128	$350,984
Wave Systems Corp., Class A*	24,454	68,960
Websense, Inc.*	11,909	309,277

		17,062,450

Total Information Technology		68,924,109

Materials (3.6%)
Chemicals (1.6%)
A. Schulman, Inc.	9,191	231,521
American Vanguard Corp.	6,612	85,758
Arch Chemicals, Inc.	6,837	235,466
Balchem Corp.	8,567	375,063
Calgon Carbon Corp.*	16,868	286,756
Chase Corp.	1,748	29,297
Chemtura Corp.*	28,709	522,504
Ferro Corp.*	25,824	347,075
Flotek Industries, Inc.*	14,854	126,556
FutureFuel Corp.	5,558	67,307
Georgia Gulf Corp.*	10,155	245,142
H.B. Fuller Co.	14,802	361,465
Hawkins, Inc.	2,573	93,194
Innophos Holdings, Inc.	6,464	315,443
Innospec, Inc.*	7,043	236,715
KMG Chemicals, Inc.	2,085	35,111
Koppers Holdings, Inc.	6,138	232,814
Kraton Performance Polymers, Inc.*	9,500	372,115
Landec Corp.*	7,673	50,642
LSB Industries, Inc.*	5,474	234,944
Minerals Technologies, Inc.	5,458	361,811
NewMarket Corp.	2,695	460,063
NL Industries, Inc.	2,044	37,528
Olin Corp.	23,803	539,376
OM Group, Inc.*	9,259	376,286
Omnova Solutions, Inc.*	13,384	93,153
PolyOne Corp.	27,826	430,468
Quaker Chemical Corp.	3,821	164,341
Senomyx, Inc.*	11,666	59,963
Sensient Technologies Corp.	14,988	555,605
Spartech Corp.*	9,223	56,168
Stepan Co.	2,420	171,578
STR Holdings, Inc.*	9,040	134,877
TPC Group, Inc.*	3,930	154,135
Zagg, Inc.*	5,942	79,623
Zep, Inc.	6,514	123,115
Zoltek Cos., Inc.*	8,217	86,525

		8,369,503

Construction Materials (0.1%)
Eagle Materials, Inc.	13,349	372,036
Headwaters, Inc.*	17,929	56,118
Texas Industries, Inc.	6,816	283,750
United States Lime & Minerals, Inc.*	786	32,234

		744,138

Containers & Packaging (0.2%)
AEP Industries, Inc.*	1,343	39,202
Boise, Inc.	31,136	242,550
Graham Packaging Co., Inc.*	7,159	180,550
Graphic Packaging Holding Co.*	47,418	257,954

	Number of Shares	Value (Note 1)

Myers Industries, Inc.	9,386	$96,488

		816,744

Metals & Mining (1.3%)
A.M. Castle & Co.*	4,878	81,024
AMCOL International Corp.	7,248	276,584
Century Aluminum Co.*	15,381	240,713
Coeur d’Alene Mines Corp.*	26,715	648,106
General Moly, Inc.*	19,981	89,115
Globe Specialty Metals, Inc.	18,716	419,613
Gold Resource Corp.	8,409	209,636
Golden Minerals Co.*	3,663	65,128
Golden Star Resources Ltd.*	77,097	169,613
Handy & Harman Ltd.*	1,635	25,163
Haynes International, Inc.	3,628	224,682
Hecla Mining Co.*	83,321	640,739
Horsehead Holding Corp.*	12,960	172,627
Jaguar Mining, Inc.*	25,213	120,518
Kaiser Aluminum Corp.	4,848	264,798
Materion Corp.*	6,062	224,112
Metals USA Holdings Corp.*	3,417	50,913
Midway Gold Corp.*	23,653	46,360
Noranda Aluminum Holding Corp.*	6,716	101,680
Olympic Steel, Inc.	2,686	73,946
Paramount Gold and Silver Corp.*	34,740	113,252
Revett Minerals, Inc.*	7,241	32,657
RTI International Metals, Inc.*	9,020	346,097
Stillwater Mining Co.*	30,738	676,543
Thompson Creek Metals Co., Inc.*	45,532	454,409
U.S. Energy Corp./Wyoming*	7,519	32,106
U.S. Gold Corp.*	31,374	189,185
Universal Stainless & Alloy Products, Inc.*	2,098	98,103
Vista Gold Corp.*	20,967	59,337
Worthington Industries, Inc.	17,166	396,535

		6,543,294

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	11,900	321,062
Clearwater Paper Corp.*	3,425	233,859
Deltic Timber Corp.	3,223	173,043
KapStone Paper and Packaging Corp.*	11,589	192,030
Louisiana-Pacific Corp.*	39,470	321,286
Neenah Paper, Inc.	4,443	94,547
P.H. Glatfelter Co.	13,741	211,336
Schweitzer-Mauduit International, Inc.	5,262	295,461
Verso Paper Corp.*	4,319	11,575
Wausau Paper Corp.	14,691	99,017

		1,953,216

Total Materials		18,426,895

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
8x8, Inc.*	18,429	90,118
AboveNet, Inc.	6,961	490,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Alaska Communications Systems Group, Inc.	13,417	$119,009
Atlantic Tele-Network, Inc.	2,801	107,446
Boingo Wireless, Inc.*	1,984	18,015
Cbeyond, Inc.*	8,369	110,722
Cincinnati Bell, Inc.*	59,290	196,843
Cogent Communications Group, Inc.*	13,735	233,632
Consolidated Communications Holdings, Inc.	7,735	150,368
Fairpoint Communications, Inc.*	6,374	58,704
General Communication, Inc., Class A*	12,260	147,978
Global Crossing Ltd.*	9,139	350,755
Globalstar, Inc.*	29,513	36,301
HickoryTech Corp.	3,801	45,156
IDT Corp., Class B	4,174	112,781
inContact, Inc.*	9,004	42,769
Iridium Communications, Inc.*	12,918	111,741
Neutral Tandem, Inc.*	10,318	179,740
PAETEC Holding Corp.*	37,122	177,814
Premiere Global Services, Inc.*	15,509	123,762
SureWest Communications	4,103	68,602
Towerstream Corp.*	10,043	50,115
Vonage Holdings Corp.*	41,356	182,380

		3,205,223

Wireless Telecommunication Services (0.2%)
ICO Global Communications Holdings Ltd.*	44,947	124,503
Leap Wireless International, Inc.*	18,200	295,386
NTELOS Holdings Corp.	8,942	182,596
Shenandoah Telecommunications Co.	7,047	119,940
USA Mobility, Inc.	6,734	102,761

		825,186

Total Telecommunication Services		4,030,409

Utilities (2.4%)
Electric Utilities (1.0%)
Allete, Inc.	9,512	390,372
Central Vermont Public Service Corp.	3,995	144,419
Cleco Corp.	18,250	636,013
El Paso Electric Co.	12,535	404,880
Empire District Electric Co.	12,409	238,997
IDACORP, Inc.	14,807	584,877
MGE Energy, Inc.	6,867	278,320
Otter Tail Corp.	10,619	224,061
PNM Resources, Inc.	25,900	433,566
Portland General Electric Co.	22,544	569,912
UIL Holdings Corp.	15,094	488,291
UniSource Energy Corp.	10,942	408,465
Unitil Corp.	3,148	82,792

		4,884,965

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	2,888	115,606
Laclede Group, Inc.	6,742	255,050
New Jersey Resources Corp.	12,549	559,811

	Number of Shares	Value (Note 1)

Nicor, Inc.	11,982	$655,895
Northwest Natural Gas Co.	8,159	368,216
Piedmont Natural Gas Co., Inc.	21,709	656,914
South Jersey Industries, Inc.	9,083	493,298
Southwest Gas Corp.	13,865	535,328
WGL Holdings, Inc.	15,521	597,403

		4,237,521

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	20,420	310,793
Dynegy, Inc.*	30,544	189,067
Ormat Technologies, Inc.	5,393	118,700

		618,560

Multi-Utilities (0.3%)
Avista Corp.	17,192	441,662
Black Hills Corp.	11,746	353,437
CH Energy Group, Inc.	4,583	244,091
NorthWestern Corp.	10,872	359,972

		1,399,162

Water Utilities (0.2%)
American States Water Co.	5,678	196,799
Artesian Resources Corp., Class A	1,820	32,796
Cadiz, Inc.*	3,744	40,660
California Water Service Group	12,749	238,534
Connecticut Water Service, Inc.	2,584	66,099
Consolidated Water Co., Ltd.	4,355	40,458
Middlesex Water Co.	4,689	87,122
Pennichuck Corp.	1,358	39,043
SJW Corp.	4,276	103,650
York Water Co.	3,855	63,800

		908,961

Total Utilities		12,049,169

Total Common Stocks (73.3%) (Cost $332,896,705)		373,226,332

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $33,259)	2,721	35,373

SHORT-TERM INVESTMENT:
Short-Term Investment (33.9%)
BlackRock Liquidity Funds TempFund 0.08% ‡ (Cost $172,295,048)	172,295,048	172,295,048

Total Investments (107.2%) (Cost $505,225,012)		545,556,753
Other Assets Less Liabilities (-7.2%)		(36,752,813)

Net Assets (100%)		$508,803,940

*	Non-income producing.
@	Shares are less than 0.5
‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$91,824,943	$196,907,999	$116,437,894	$172,295,048	$76,127	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,638	September-11	$128,831,503	$135,200,520	$6,369,017

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$49,812,082	$—	$—	$49,812,082
Consumer Staples	12,465,735	—	—	12,465,735
Energy	26,322,040	—	—	26,322,040
Financials	76,776,464	—	—	76,776,464
Health Care	46,771,209	—	—	46,771,209
Industrials	57,648,220	—	—	57,648,220
Information Technology	68,668,904	255,205	—	68,924,109
Materials	18,426,895	—	—	18,426,895
Telecommunication Services	4,030,409	—	—	4,030,409
Utilities	12,049,169	—	—	12,049,169
Futures	6,369,017	—	—	6,369,017
Investment Companies
Investment Companies	35,373	—	—	35,373
Short-Term Investments	—	172,295,048	—	172,295,048

Total Assets	$379,375,517	$172,550,253	$—	$551,925,770

Total Liabilities	$—	$—	$—	$—

Total	$379,375,517	$172,550,253	$—	$551,925,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials

Balance as of 12/31/10	$18,378	$4,499
Total gains or losses (realized/unrealized) included in earnings	(6,476)	(1,738)
Purchases	—	—
Sales	(11,902)	(2,761)
Issuances	—	—
Settlements	—	—
Transfers into Level 3
Transfers out of Level 3	—	—

Balance as of 6/30/11	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/2011	$—	$—

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,369,017	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,369,017

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,067,953	—	—	4,067,953
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,067,953	$—	$—	$4,067,953

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,331,245	—	—	4,331,245
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,331,245	$—	$—	$4,331,245

The Portfolio held futures contracts with an average notional balance of approximately $122,861,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$168,395,121
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,142,102

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,055,119
Aggregate gross unrealized depreciation	(10,896,625)

Net unrealized appreciation	$40,158,494

Federal income tax cost of investments	$505,398,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $172,295,048)	$172,295,048
Unaffiliated Issuers (Cost $332,929,964)	373,261,705
Cash	797,685
Cash held as collateral at broker	4,575,700
Due from broker for futures variation margin	2,455,613
Receivable from Separate Accounts for Trust shares sold	822,895
Dividends, interest and other receivables	406,402
Receivable for securities sold	135,136
Receivable from investment sub-advisor	14,764
Other assets	2,694

Total assets	554,767,642

LIABILITIES
Payable for securities purchased	45,569,694
Investment management fees payable	237,323
Administrative fees payable	66,241
Distribution fees payable - Class IB	7,876
Payable to Separate Accounts for Trust shares redeemed	4,346
Trustees’ fees payable	103
Accrued expenses	78,119

Total liabilities	45,963,702

NET ASSETS	$508,803,940

Net assets were comprised of:
Paid in capital	$439,230,254
Accumulated undistributed net investment income (loss)	482,634
Accumulated undistributed net realized gains (losses) on investments and futures	22,390,294
Net unrealized appreciation (depreciation) on investments and futures	46,700,758

Net assets	$508,803,940

Class IA
Net asset value, offering and redemption price per share, $467,215,078 / 28,874,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.18

Class IB
Net asset value, offering and redemption price per share, $41,588,862 / 2,582,899 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $346 foreign withholding tax) ($76,127 of dividend income received from affiliates)	$1,812,753

EXPENSES
Investment management fees	922,814
Administrative fees	342,508
Recoupment fees	97,055
Distribution fees - Class IB	41,120
Custodian fees	32,506
Printing and mailing expenses	15,806
Professional fees	13,539
Trustees’ fees	4,268
Miscellaneous	5,309

Gross expenses	1,474,925
Less: Reimbursement from sub-advisor	(41,153)

Net expenses	1,433,772

NET INVESTMENT INCOME (LOSS)	378,981

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	9,522,577
Futures	4,067,953

Net realized gain (loss)	13,590,530

Change in unrealized appreciation (depreciation) on:
Securities	3,418,767
Futures	4,331,245

Net change in unrealized appreciation (depreciation)	7,750,012

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,340,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,719,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$378,981	$929,972
Net realized gain (loss) on investments, futures and net distributions of realized gain received from Underlying Portfolios	13,590,530	17,942,257
Net change in unrealized appreciation (depreciation) on investments and futures	7,750,012	36,989,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,719,523	55,861,800

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(831,933)
Class IB	—	(7,129)

	—	(839,062)

Distributions from net realized capital gains
Class IA	—	(9,054,602)
Class IB	—	(705,588)

	—	(9,760,190)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,599,252)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,047,199 and 19,620,174 shares, respectively ]	144,160,757	262,972,471
Capital shares issued in reinvestment of dividends and distributions[ 0 and 666,950 shares, respectively ]	—	9,886,535
Capital shares repurchased [ (164,319) and (4,617,898) shares, respectively ]	(2,625,018)	(64,553,871)

Total Class IA transactions	141,535,739	208,305,135

Class IB
Capital shares sold [ 973,967 and 1,718,835 shares, respectively ]	15,442,763	23,129,971
Capital shares issued in reinvestment of dividends and distributions[ 0 and 47,789 shares, respectively ]	—	712,717
Capital shares repurchased [ (96,428) and (68,280) shares, respectively ]	(1,530,596)	(945,856)

Total Class IB transactions	13,912,167	22,896,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	155,447,906	231,201,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	177,167,429	276,464,515
NET ASSETS:
Beginning of period	331,636,511	55,171,996

End of period (a)	$508,803,940	$331,636,511

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$482,634	$103,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$15.29		$12.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	0.07	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	0.87		3.00		2.72

Total from investment operations	0.89		3.07		2.75

Less distributions:
Dividends from net investment income	—		(0.04)		(0.01)
Distributions from net realized gains	—		(0.48)		—

Total dividends and distributions	—		(0.52)		(0.01)

Net asset value, end of period	$16.18		$15.29		$12.74

Total return (b)	5.82%		24.28%		27.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$467,215		$305,664		$55,083
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.68%		0.68%		0.69%
Before waivers and reimbursements (a)	0.70%		0.74%		1.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.20%		0.48%		0.39%
Before waivers and reimbursements (a)	0.18%		0.43%		(0.83)%
Portfolio turnover rate	14%		18%		9%

Class IB	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$15.23		$12.68		$11.57

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.06	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments	0.87		2.97		1.10

Total from investment operations	0.87		3.03		1.11

Less distributions:
Dividends from net investment income	—		—	#	—
Distributions from net realized gains	—		(0.48)		—

Total dividends and distributions	—		(0.48)		—

Net asset value, end of period	$16.10		$15.23		$12.68

Total return (b)	5.71%		24.08%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,589		$25,972		$89
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.93%		0.93%		0.94	%(c)
Before waivers and reimbursements (a)	0.95%		0.99	%(c)	2.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.04)%		0.41%		0.55%
Before waivers and reimbursements (a)	(0.06)%		0.39%		(0.20)%
Portfolio turnover rate	14%		18%		9%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	16.2%
Industrials	8.3
Materials	7.8
Consumer Discretionary	6.9
Consumer Staples	6.9
Health Care	5.6
Energy	5.6
Telecommunication Services	3.7
Utilities	3.5
Information Technology	3.0
Cash and Other	32.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,054.30	$3.57
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,052.70	4.84
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0. 95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.8%)
AGL Energy Ltd.	11,533	$181,520
Alumina Ltd.	61,738	141,346
Amcor Ltd.	30,836	238,623
AMP Ltd.	70,844	373,071
Asciano Ltd.	72,430	128,206
ASX Ltd.	4,436	145,093
Australia & New Zealand Banking Group Ltd.	65,272	1,541,498
Bendigo and Adelaide Bank Ltd.	9,191	87,566
BHP Billiton Ltd.	80,737	3,815,894
BlueScope Steel Ltd.	45,247	58,746
Boral Ltd.	18,255	86,512
Brambles Ltd.	36,496	283,534
Caltex Australia Ltd.	3,521	44,552
CFS Retail Property Trust (REIT)	46,348	90,436
Coca-Cola Amatil Ltd.	14,271	175,109
Cochlear Ltd.	1,429	110,306
Commonwealth Bank of Australia	38,943	2,191,786
Computershare Ltd.	11,267	107,258
Crown Ltd.	11,174	107,288
CSL Ltd.	13,620	482,761
Dexus Property Group (REIT)	121,876	115,324
Echo Entertainment Group Ltd.*	17,429	76,830
Fairfax Media Ltd.	53,893	56,923
Fortescue Metals Group Ltd.	31,334	214,924
Foster’s Group Ltd.	48,699	269,594
Goodman Group (REIT)	173,554	131,344
GPT Group (REIT)	44,757	152,054
Harvey Norman Holdings Ltd.	13,255	35,477
Iluka Resources Ltd.	10,538	191,173
Incitec Pivot Ltd.	41,015	170,922
Insurance Australia Group Ltd.	52,321	191,483
Leighton Holdings Ltd.	3,807	85,484
Lend Lease Group	13,515	130,629
Lynas Corp., Ltd.*†	42,577	80,737
MacArthur Coal Ltd.	3,900	46,103
Macquarie Group Ltd.	8,724	293,758
MAp Group	9,591	34,492
Metcash Ltd.	19,717	87,872
Mirvac Group (REIT)	84,505	113,610
National Australia Bank Ltd.	54,548	1,504,995
Newcrest Mining Ltd.	19,241	781,003
OneSteel Ltd.	34,047	67,856
Orica Ltd.	9,139	265,041
Origin Energy Ltd.	26,715	454,288
OZ Minerals Ltd.	8,107	115,760
Paladin Energy Ltd.*	15,756	42,893
Qantas Airways Ltd.*	27,995	55,492
QBE Insurance Group Ltd.	26,451	491,063
QR National Ltd.*	42,822	155,573
Ramsay Health Care Ltd.	3,361	65,698
Rio Tinto Ltd.	10,957	979,625
Santos Ltd.	22,024	320,923
Sonic Healthcare Ltd.	9,293	128,208
SP AusNet	37,400	37,923
Stockland Corp., Ltd. (REIT)	59,963	219,787
Suncorp Group Ltd.	32,236	282,343
TABCORP Holdings Ltd.	17,429	61,737
Tatts Group Ltd.	31,631	81,617

	Number of Shares	Value (Note 1)

Telstra Corp., Ltd.	109,547	$340,168
Toll Holdings Ltd.	17,360	90,678
Transurban Group	32,696	184,099
Wesfarmers Ltd.	25,275	866,180
Wesfarmers Ltd. (PPS)	3,904	135,387
Westfield Group (REIT)	55,165	514,069
Westfield Retail Trust (REIT)	73,014	212,547
Westpac Banking Corp.	75,644	1,814,560
Woodside Petroleum Ltd.	15,694	692,291
Woolworths Ltd.	30,498	909,439
WorleyParsons Ltd.	4,856	147,444

		24,888,525

Austria (0.2%)
Erste Group Bank AG	4,758	249,221
Immofinanz AG*	24,112	102,770
OMV AG	3,828	167,252
Raiffeisen Bank International AG	1,214	62,483
Telekom Austria AG	8,243	105,144
Verbund AG	1,773	77,293
Vienna Insurance Group AG	969	53,262
Voestalpine AG	2,823	155,832

		973,257

Belgium (0.6%)
Ageas	56,416	152,984
Anheuser-Busch InBev N.V.	20,180	1,170,140
Bekaert S.A.	1,006	76,581
Belgacom S.A.	3,869	138,224
Colruyt S.A.	1,933	96,681
Delhaize Group S.A.	2,555	191,560
Dexia S.A.*	14,331	44,591
Groupe Bruxelles Lambert S.A.	2,030	180,453
KBC Groep N.V.	3,997	157,006
Mobistar S.A.	757	57,480
Solvay S.A.	1,492	230,538
UCB S.A.	2,506	112,605
Umicore S.A.	2,854	155,558

		2,764,401

Bermuda (0.1%)
Seadrill Ltd.	7,807	274,813

China (0.0%)
Foxconn International Holdings Ltd.*	54,404	24,037
Yangzijiang Shipbuilding Holdings Ltd.	48,327	57,708

		81,745

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	21,070	62,177

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	14	115,859
A. P. Moller - Maersk A/S, Class B	33	284,734
Carlsberg A/S, Class B	2,691	292,818
Coloplast A/S, Class B	579	88,025
Danske Bank A/S*	16,406	304,689
DSV A/S	5,207	124,945
Novo Nordisk A/S, Class B	10,526	1,319,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Novozymes A/S, Class B	1,160	$188,728
Pandora A/S	1,446	45,715
TDC A/S*	9,356	85,510
Tryg A/S	633	36,496
Vestas Wind Systems A/S*	5,156	119,866
William Demant Holding A/S*	589	53,145

		3,060,209

Finland (0.7%)
Elisa Oyj	3,563	76,695
Fortum Oyj	11,173	323,580
Kesko Oyj, Class B	1,663	77,407
Kone Oyj, Class B	3,918	246,007
Metso Oyj	3,216	182,659
Neste Oil Oyj	3,286	51,514
Nokia Oyj	94,169	608,201
Nokian Renkaat Oyj	2,758	138,246
Orion Oyj, Class B	2,365	60,946
Outokumpu Oyj	3,141	41,577
Pohjola Bank plc, Class A	3,381	43,721
Rautaruukki Oyj	2,125	48,011
Sampo Oyj, Class A	10,566	341,149
Sanoma Oyj	2,132	39,514
Stora Enso Oyj, Class R	14,391	150,990
UPM-Kymmene Oyj	13,083	239,242
Wartsila Oyj	4,220	142,391

		2,811,850

France (6.7%)
Accor S.A.	3,747	167,771
Aeroports de Paris S.A.	873	82,116
Air France-KLM*	3,550	54,497
Air Liquide S.A.	7,145	1,024,177
Alcatel-Lucent*	58,318	336,678
Alstom S.A.	5,182	319,143
Arkema S.A.	1,393	143,405
Atos Origin S.A.	1,234	69,729
AXA S.A‡	43,744	993,164
BNP Paribas S.A.	24,109	1,859,418
Bouygues S.A.	5,983	263,037
Bureau Veritas S.A.	1,374	116,049
Cap Gemini S.A.	3,724	218,188
Carrefour S.A.*	14,445	593,266
Casino Guichard Perrachon S.A.	1,398	131,780
Christian Dior S.A.	1,370	215,570
Cie de Saint-Gobain S.A.	10,012	648,393
Cie Generale de Geophysique-Veritas*	3,655	134,641
Cie Generale des Etablissements Michelin, Class B	4,442	434,448
Cie Generale d’Optique Essilor International S.A.	5,057	410,173
CNP Assurances S.A.	3,624	79,018
Credit Agricole S.A.	23,374	351,539
Danone S.A.	14,662	1,093,996
Dassault Systemes S.A.	1,491	126,947
Edenred	4,039	123,167
EDF S.A.	6,040	237,116
Eiffage S.A.	1,034	68,423
Eramet S.A.	138	45,708
Eurazeo S.A.	704	51,409
Eutelsat Communications S.A.	2,536	114,065

	Number of Shares	Value (Note 1)

Fonciere des Regions (REIT)	672	$71,190
France Telecom S.A.	46,619	991,742
GDF Suez S.A.	31,119	1,138,858
Gecina S.A. (REIT)	552	77,117
Groupe Eurotunnel S.A. (Registered)	13,190	147,480
ICADE (REIT)	601	74,110
Iliad S.A.	482	64,678
Imerys S.A.	813	57,252
J.C. Decaux S.A.*	1,678	53,754
Klepierre S.A. (REIT)	2,627	108,407
Lafarge S.A.	5,044	321,444
Lagardere S.C.A.	2,913	123,082
Legrand S.A.	4,967	209,187
L’Oreal S.A.	6,028	782,942
LVMH Moet Hennessy Louis Vuitton S.A.	6,168	1,110,102
Metropole Television S.A.	1,542	35,679
Natixis S.A.	21,963	110,207
Neopost S.A.	822	70,618
Pernod-Ricard S.A.	4,984	491,284
Peugeot S.A.	3,779	169,186
PPR S.A.	1,914	340,864
Publicis Groupe S.A.	3,135	175,006
Renault S.A.	4,836	286,319
Safran S.A.	4,199	179,339
Sanofi	28,016	2,251,759
Schneider Electric S.A.	6,154	1,028,161
SCOR SE	4,182	118,829
Societe BIC S.A.	727	70,259
Societe Generale S.A.	15,953	945,559
Societe Television Francaise 1 S.A.	3,069	55,872
Sodexo S.A.	2,374	186,008
Suez Environnement Co. S.A.	6,827	136,067
Technip S.A.	2,476	265,226
Thales S.A.	2,507	108,095
Total S.A.	53,164	3,074,798
Unibail-Rodamco S.A. (REIT)	2,307	533,137
Vallourec S.A.	2,818	343,153
Veolia Environnement S.A.	8,790	247,660
Vinci S.A.	11,177	715,975
Vivendi S.A.	31,113	865,208
Wendel S.A.	827	101,628

		28,744,272

Germany (6.0%)
Adidas AG	5,262	417,382
Allianz SE (Registered)	11,412	1,594,453
Axel Springer AG	993	49,044
BASF SE	23,092	2,259,791
Bayer AG (Registered)	20,791	1,671,515
Bayerische Motoren Werke (BMW) AG	8,326	829,656
Bayerische Motoren Werke (BMW) AG (Preference)	1,325	84,222
Beiersdorf AG	2,522	163,658
Brenntag AG	845	98,222
Celesio AG	2,147	42,807
Commerzbank AG*	90,005	387,031
Continental AG*	2,013	211,353
Daimler AG (Registered)	22,774	1,713,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Bank AG (Registered)	23,370	$1,380,896
Deutsche Boerse AG	4,905	372,257
Deutsche Lufthansa AG (Registered)	5,696	124,058
Deutsche Post AG (Registered)	21,286	408,770
Deutsche Telekom AG (Registered)	70,626	1,107,776
E.ON AG	45,280	1,285,408
Fraport AG	928	74,618
Fresenius Medical Care AG & Co. KGaA	4,942	369,492
Fresenius SE & Co. KGaA	2,861	298,615
GEA Group AG	4,396	157,196
Hannover Rueckversicherung AG (Registered)	1,469	76,624
HeidelbergCement AG	3,538	225,539
Henkel AG & Co. KGaA	3,269	187,358
Henkel AG & Co. KGaA (Preference)	4,482	310,738
Hochtief AG	1,072	89,496
Infineon Technologies AG	27,338	306,764
K+S AG	4,333	333,010
Kabel Deutschland Holding AG*	1,813	111,472
Lanxess AG	2,094	171,671
Linde AG	4,252	745,488
MAN SE	2,659	354,281
Merck KGaA	1,626	176,696
Metro AG	3,262	197,469
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,739	723,481
Porsche Automobil Holding SE (Preference)	3,853	305,627
ProSiebenSat.1 Media AG (Preference)*	1,988	56,357
RWE AG	10,530	582,778
RWE AG (Preference)	998	50,878
Salzgitter AG	946	72,137
SAP AG	23,134	1,399,194
Siemens AG (Registered)	20,685	2,840,152
Suedzucker AG	1,731	61,511
ThyssenKrupp AG	8,411	436,323
TUI AG*	3,815	41,353
United Internet AG (Registered)	2,828	59,442
Volkswagen AG	727	133,570
Volkswagen AG (Preference)	3,635	749,447
Wacker Chemie AG	383	82,809

		25,983,877

Greece (0.1%)
Alpha Bank AE*	12,758	64,473
Coca Cola Hellenic Bottling Co. S.A.*	4,528	121,342
EFG Eurobank Ergasias S.A.*	8,168	38,434
Hellenic Telecommunications Organization S.A.	5,931	55,600
National Bank of Greece S.A.*	24,110	173,227
OPAP S.A.	5,625	87,890
Public Power Corp. S.A.	3,054	43,821

		584,787

	Number of Shares	Value (Note 1)

Hong Kong (1.8%)
AIA Group Ltd.*	196,812	$684,981
ASM Pacific Technology Ltd.	5,100	70,508
Bank of East Asia Ltd.	38,800	159,424
BOC Hong Kong Holdings Ltd.	93,000	270,640
Cathay Pacific Airways Ltd.	30,000	69,931
Cheung Kong Holdings Ltd.	35,000	514,718
Cheung Kong Infrastructure Holdings Ltd.	12,000	62,501
CLP Holdings Ltd.	48,500	430,235
Esprit Holdings Ltd.	30,881	96,196
Galaxy Entertainment Group Ltd.*	31,000	67,192
Hang Lung Group Ltd.	22,000	140,503
Hang Lung Properties Ltd.	62,000	256,803
Hang Seng Bank Ltd.	19,200	307,069
Henderson Land Development Co., Ltd.	27,000	174,693
Hong Kong & China Gas Co., Ltd.	119,720	272,418
Hong Kong Exchanges and Clearing Ltd.	25,800	543,156
Hopewell Holdings Ltd.	14,500	46,118
Hutchison Whampoa Ltd.	53,000	574,625
Hysan Development Co., Ltd.	15,000	74,260
Kerry Properties Ltd.	18,000	87,109
Li & Fung Ltd.	144,000	289,616
Lifestyle International Holdings Ltd.	15,164	44,509
Link REIT (REIT)	56,000	191,192
MTR Corp.	37,000	131,591
New World Development Ltd.	60,000	91,141
Noble Group Ltd.	96,454	155,288
NWS Holdings Ltd.	34,000	45,558
Orient Overseas International Ltd.	6,000	38,863
PCCW Ltd.	106,000	45,785
Power Assets Holdings Ltd.	35,000	265,121
Shangri-La Asia Ltd.	38,000	93,588
Sino Land Co., Ltd.	66,000	106,711
SJM Holdings Ltd.	42,000	100,052
Sun Hung Kai Properties Ltd.	36,000	525,386
Swire Pacific Ltd., Class A	18,000	265,419
Wharf Holdings Ltd.	37,900	264,747
Wheelock & Co., Ltd.	22,000	89,011
Wing Hang Bank Ltd.	4,500	49,310
Yue Yuen Industrial Holdings Ltd.	17,500	55,821

		7,751,789

Ireland (0.5%)
CRH plc	17,837	394,988
Elan Corp. plc*	12,733	145,911
Experian plc	25,143	320,217
James Hardie Industries SE (CDI)*	11,006	69,650
Kerry Group plc, Class A	3,535	146,173
Ryanair Holdings plc (ADR)	1,300	38,142
Shire plc	14,141	441,449
WPP plc	31,769	397,730

		1,954,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Israel (0.5%)
Bank Hapoalim B.M.*	26,704	$133,424
Bank Leumi Le-Israel B.M.	29,570	139,714
Bezeq Israeli Telecommunication Corp., Ltd.	43,290	109,558
Cellcom Israel Ltd.	1,382	38,474
Delek Group Ltd.	115	25,877
Elbit Systems Ltd.	623	29,636
Israel Chemicals Ltd.	11,183	178,503
Israel Corp., Ltd.	60	65,658
Israel Discount Bank Ltd., Class A*	19,374	38,241
Makhteshim-Agan Industries Ltd.*	5,294	29,603
Mizrahi Tefahot Bank Ltd.	3,145	33,446
NICE Systems Ltd.*	1,454	52,731
Partner Communications Co., Ltd.	2,297	34,463
Teva Pharmaceutical Industries Ltd.	23,626	1,139,019

		2,048,347

Italy (1.8%)
A2A S.p.A.	28,619	44,555
Assicurazioni Generali S.p.A.	29,363	619,220
Atlantia S.p.A.	7,931	168,843
Autogrill S.p.A.	3,059	40,182
Banca Carige S.p.A.	16,338	37,022
Banca Monte dei Paschi di Siena S.p.A.	108,200	81,991
Banco Popolare S.c.a.r.l.	44,410	102,265
Enel Green Power S.p.A.	43,221	119,216
Enel S.p.A.	165,504	1,081,038
ENI S.p.A.	60,410	1,432,109
Exor S.p.A.	1,585	49,509
Fiat Industrial S.p.A.*	19,238	248,704
Fiat S.p.A.	19,241	211,240
Finmeccanica S.p.A.	10,386	125,692
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	22,535	48,613
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	253,377	673,828
Luxottica Group S.p.A.	2,937	94,148
Mediaset S.p.A.	17,878	84,055
Mediobanca S.p.A.	13,008	131,771
Parmalat S.p.A.*	30,511	114,775
Pirelli & C. S.p.A.	6,054	65,417
Prysmian S.p.A.	5,138	103,349
Saipem S.p.A.	6,660	343,846
Snam Rete Gas S.p.A.	40,431	239,352
Telecom Italia S.p.A.	236,092	328,517
Telecom Italia S.p.A. (RNC)	151,661	176,503
Terna Rete Elettrica Nazionale S.p.A.	30,212	140,393
UniCredit S.p.A.	339,250	717,558
Unione di Banche Italiane S.c.p.A.	20,377	114,721

		7,738,432

Japan (13.6%)
ABC-Mart, Inc.	600	24,352
Advantest Corp.	3,800	69,873
Aeon Co., Ltd.	15,100	182,250

	Number of Shares	Value (Note 1)

Aeon Credit Service Co., Ltd.	1,800	$24,575
Aeon Mall Co., Ltd.	1,800	43,689
Air Water, Inc.	4,000	48,208
Aisin Seiki Co., Ltd.	4,900	189,739
Ajinomoto Co., Inc.	17,000	202,158
Alfresa Holdings Corp.	900	35,031
All Nippon Airways Co., Ltd.	20,000	65,384
Amada Co., Ltd.	9,000	69,236
Aozora Bank Ltd.	15,000	34,778
Asahi Breweries Ltd.	9,700	195,451
Asahi Glass Co., Ltd.	25,000	291,914
Asahi Kasei Corp.	32,000	216,077
Asics Corp.	4,000	59,734
Astellas Pharma, Inc.	11,200	433,073
Bank of Kyoto Ltd.	8,000	73,688
Bank of Yokohama Ltd.	31,000	155,021
Benesse Holdings, Inc.	1,700	73,160
Bridgestone Corp.	16,400	377,439
Brother Industries Ltd.	5,800	85,717
Canon, Inc.	28,500	1,359,075
Casio Computer Co., Ltd.	5,500	38,724
Central Japan Railway Co.	38	298,674
Chiba Bank Ltd.	19,000	119,120
Chiyoda Corp.	4,000	46,033
Chubu Electric Power Co., Inc.	17,300	338,574
Chugai Pharmaceutical Co., Ltd.	5,700	93,517
Chugoku Bank Ltd.	4,000	49,459
Chugoku Electric Power Co., Inc.	7,500	130,106
Citizen Holdings Co., Ltd.	7,000	41,861
Coca-Cola West Co., Ltd.	1,500	28,761
Cosmo Oil Co., Ltd.	16,000	45,469
Credit Saison Co., Ltd.	3,800	63,968
Dai Nippon Printing Co., Ltd.	14,000	157,808
Daicel Chemical Industries Ltd.	7,000	46,361
Daido Steel Co., Ltd.	7,000	46,859
Daihatsu Motor Co., Ltd.	5,000	85,209
Dai-ichi Life Insurance Co., Ltd.	226	316,438
Daiichi Sankyo Co., Ltd.	16,900	330,561
Daikin Industries Ltd.	5,900	209,096
Dainippon Sumitomo Pharma Co., Ltd.	3,900	37,092
Daito Trust Construction Co., Ltd.	1,800	152,870
Daiwa House Industry Co., Ltd.	12,000	151,084
Daiwa Securities Group, Inc.	43,000	189,436
DeNA Co., Ltd.	2,500	107,818
Denki Kagaku Kogyo KK	13,000	62,621
Denso Corp.	12,200	452,970
Dentsu, Inc.	4,581	135,381
East Japan Railway Co.	8,509	488,962
Eisai Co., Ltd.	6,300	246,057
Electric Power Development Co., Ltd.	2,900	78,328
Elpida Memory, Inc.*	5,000	58,863
FamilyMart Co., Ltd.	1,600	58,813
FANUC Corp.	4,800	800,408
Fast Retailing Co., Ltd.	1,300	210,492
Fuji Electric Holdings Co., Ltd.	15,000	46,891
Fuji Heavy Industries Ltd.	15,000	116,549
Fujifilm Holdings Corp.	11,700	364,685
Fujitsu Ltd.	47,000	268,623
Fukuoka Financial Group, Inc.	20,000	83,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Furukawa Electric Co., Ltd.	15,000	$62,606
Gree, Inc.*	2,200	48,212
GS Yuasa Corp.	9,000	60,129
Gunma Bank Ltd.	10,000	52,863
Hachijuni Bank Ltd.	12,000	67,458
Hakuhodo DY Holdings, Inc.	540	28,876
Hamamatsu Photonics KK	1,600	69,189
Hino Motors Ltd.	7,000	40,857
Hirose Electric Co., Ltd.	800	82,003
Hiroshima Bank Ltd.	13,000	56,728
Hisamitsu Pharmaceutical Co., Inc.	1,500	63,955
Hitachi Chemical Co., Ltd.	2,600	51,739
Hitachi Construction Machinery Co., Ltd.	2,700	60,378
Hitachi High-Technologies Corp.	1,500	32,945
Hitachi Ltd.	114,000	673,885
Hitachi Metals Ltd.	4,000	56,551
Hokkaido Electric Power Co., Inc.	4,600	76,637
Hokuhoku Financial Group, Inc.	34,000	67,502
Hokuriku Electric Power Co.	4,500	86,062
Honda Motor Co., Ltd.	41,000	1,580,287
Hoya Corp.	10,900	241,599
Ibiden Co., Ltd.	3,100	96,957
Idemitsu Kosan Co., Ltd.	600	64,086
IHI Corp.	34,000	88,026
INPEX Corp.	55	406,050
Isetan Mitsukoshi Holdings Ltd.	9,600	93,997
Isuzu Motors Ltd.	31,000	146,904
ITOCHU Corp.	37,900	394,243
ITOCHU Techno-Solutions Corp.	800	28,466
Iyo Bank Ltd.	6,000	55,265
J. Front Retailing Co., Ltd.	13,000	57,491
Japan Petroleum Exploration Co.	800	37,617
Japan Prime Realty Investment Corp. (REIT)	17	45,130
Japan Real Estate Investment Corp. (REIT)	11	108,055
Japan Retail Fund Investment Corp. (REIT)	39	60,202
Japan Steel Works Ltd.	8,000	55,044
Japan Tobacco, Inc.	113	436,093
JFE Holdings, Inc.	11,600	319,193
JGC Corp.	5,000	136,933
Joyo Bank Ltd.	17,000	71,521
JS Group Corp.	6,700	172,651
JSR Corp.	4,500	87,309
JTEKT Corp.	5,600	82,276
Jupiter Telecommunications Co., Ltd.	44	49,202
JX Holdings, Inc.	56,490	381,468
Kajima Corp.	21,000	60,267
Kamigumi Co., Ltd.	6,000	56,113
Kaneka Corp.	7,000	46,080
Kansai Electric Power Co., Inc.	18,900	377,229
Kansai Paint Co., Ltd.	6,000	54,735
Kao Corp.	13,600	357,419
Kawasaki Heavy Industries Ltd.	36,000	143,594
Kawasaki Kisen Kaisha Ltd.	19,000	66,466
KDDI Corp.	73	525,242
Keikyu Corp.	12,000	86,888
Keio Corp.	15,000	82,745

	Number of Shares	Value (Note 1)

Keisei Electric Railway Co., Ltd.	8,000	$47,371
Keyence Corp.	1,000	283,610
Kikkoman Corp.	4,000	42,102
Kinden Corp.	4,000	34,203
Kintetsu Corp.	41,000	131,588
Kirin Holdings Co., Ltd.	21,000	293,605
Kobe Steel Ltd.	64,000	145,612
Koito Manufacturing Co., Ltd.	2,000	34,987
Komatsu Ltd.	23,900	743,606
Konami Corp.	2,300	54,571
Konica Minolta Holdings, Inc.	12,500	104,297
Kubota Corp.	29,000	258,213
Kuraray Co., Ltd.	8,500	124,761
Kurita Water Industries Ltd.	3,000	89,573
Kyocera Corp.	3,800	386,568
Kyowa Hakko Kirin Co., Ltd.	7,000	66,771
Kyushu Electric Power Co., Inc.	10,100	182,121
Lawson, Inc.	1,400	73,528
Mabuchi Motor Co., Ltd.	600	30,317
Makita Corp.	2,700	125,442
Marubeni Corp.	42,000	279,140
Marui Group Co., Ltd.	5,900	44,728
Maruichi Steel Tube Ltd.	1,300	32,203
Mazda Motor Corp.*	37,500	98,907
McDonald’s Holdings Co. Japan Ltd.	1,576	40,123
Medipal Holdings Corp.	3,300	29,159
MEIJI Holdings Co., Ltd.	1,611	67,889
Minebea Co., Ltd.	10,000	53,297
Miraca Holdings, Inc.	1,300	52,741
Mitsubishi Chemical Holdings Corp.	34,000	241,188
Mitsubishi Corp.	34,100	854,373
Mitsubishi Electric Corp.	49,000	569,069
Mitsubishi Estate Co., Ltd.	31,000	544,200
Mitsubishi Gas Chemical Co., Inc.	10,000	73,374
Mitsubishi Heavy Industries Ltd.	76,000	358,104
Mitsubishi Logistics Corp.	3,000	33,689
Mitsubishi Materials Corp.	28,000	88,239
Mitsubishi Motors Corp.*	99,000	121,171
Mitsubishi Tanabe Pharma Corp.	5,700	95,636
Mitsubishi UFJ Financial Group, Inc.	320,200	1,558,821
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,500	58,015
Mitsui & Co., Ltd.	43,700	755,708
Mitsui Chemicals, Inc.	20,000	73,061
Mitsui Engineering & Shipbuilding Co., Ltd.	17,000	37,208
Mitsui Fudosan Co., Ltd.	21,000	362,050
Mitsui O.S.K. Lines Ltd.	30,000	161,441
Mizuho Financial Group, Inc.	515,835	850,413
Mizuho Securities Co., Ltd.*	15,000	36,146
Mizuho Trust & Banking Co., Ltd.	40,000	35,478
MS&AD Insurance Group Holdings, Inc.	14,380	337,295
Murata Manufacturing Co., Ltd.	5,100	340,686
Nabtesco Corp.	2,500	60,614
Namco Bandai Holdings, Inc.	5,000	60,190
NEC Corp.*	67,000	153,405
NGK Insulators Ltd.	6,000	111,865
NGK Spark Plug Co., Ltd.	4,000	55,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

NHK Spring Co., Ltd.	4,000	$40,937
Nidec Corp.	2,800	261,368
Nikon Corp.	8,600	202,912
Nintendo Co., Ltd.	2,500	470,802
Nippon Building Fund, Inc. (REIT)	14	136,642
Nippon Electric Glass Co., Ltd.	10,000	128,104
Nippon Express Co., Ltd.	21,000	85,152
Nippon Meat Packers, Inc.	4,000	57,353
Nippon Paper Group, Inc.	2,430	54,053
Nippon Sheet Glass Co., Ltd.	22,000	68,302
Nippon Steel Corp.	128,000	415,389
Nippon Telegraph & Telephone Corp.	12,024	584,672
Nippon Yusen KK	38,000	141,481
Nishi-Nippon City Bank Ltd.	15,000	44,411
Nissan Motor Co., Ltd.	62,500	656,079
Nisshin Seifun Group, Inc.	4,500	56,224
Nisshin Steel Co., Ltd.	15,000	28,664
Nissin Foods Holdings Co., Ltd.	1,400	50,950
Nitori Holdings Co., Ltd.	950	90,274
Nitto Denko Corp.	4,200	213,342
NKSJ Holdings, Inc.	37,700	248,739
NOK Corp.	2,700	46,202
Nomura Holdings, Inc.	88,900	439,843
Nomura Real Estate Holdings, Inc.	2,400	40,067
Nomura Real Estate Office Fund, Inc. (REIT)	7	46,501
Nomura Research Institute Ltd.	2,600	56,908
NSK Ltd.	11,000	109,703
NTN Corp.	13,000	73,976
NTT Data Corp.	31	103,020
NTT DoCoMo, Inc.	385	686,818
NTT Urban Development Corp.	27	23,214
Obayashi Corp.	15,000	65,412
Odakyu Electric Railway Co., Ltd.	16,000	127,077
OJI Paper Co., Ltd.	21,000	100,652
Olympus Corp.	5,500	185,375
Omron Corp.	5,300	147,314
Ono Pharmaceutical Co., Ltd.	2,100	112,102
Oracle Corp. Japan	900	39,218
Oriental Land Co., Ltd.	1,200	101,722
ORIX Corp.	2,630	255,846
Osaka Gas Co., Ltd.	49,000	186,119
Otsuka Corp.	400	24,930
Otsuka Holdings Co., Ltd.	6,300	167,011
Panasonic Corp.	55,500	678,189
Rakuten, Inc.	183	189,664
Resona Holdings, Inc.	47,505	223,712
Ricoh Co., Ltd.	17,000	188,606
Rinnai Corp.	800	57,868
Rohm Co., Ltd.	2,500	143,242
Sankyo Co., Ltd.	1,200	62,019
Santen Pharmaceutical Co., Ltd.	1,900	77,236
SBI Holdings, Inc.	507	47,045
Secom Co., Ltd.	5,300	254,529
Sega Sammy Holdings, Inc.	5,400	104,590
Seiko Epson Corp.	3,400	58,918
Sekisui Chemical Co., Ltd.	11,000	93,900
Sekisui House Ltd.	14,000	130,190
Seven & I Holdings Co., Ltd.	18,900	508,446

	Number of Shares	Value (Note 1)

Seven Bank Ltd.	13	$26,003
Sharp Corp.	25,000	228,011
Shikoku Electric Power Co., Inc.	4,700	106,759
Shimadzu Corp.	6,000	54,995
Shimamura Co., Ltd.	600	57,376
Shimano, Inc.	1,900	104,476
Shimizu Corp.	15,000	62,410
Shin-Etsu Chemical Co., Ltd.	10,300	552,484
Shinsei Bank Ltd.	37,000	36,798
Shionogi & Co., Ltd.	7,500	122,865
Shiseido Co., Ltd.	9,100	170,185
Shizuoka Bank Ltd.	15,000	137,921
Showa Denko KK	38,000	78,888
Showa Shell Sekiyu KK	4,500	41,760
SMC Corp.	1,400	252,234
Softbank Corp.	21,800	825,670
Sojitz Corp.	30,300	56,843
Sony Corp.	25,300	669,681
Sony Financial Holdings, Inc.	4,400	79,560
Square Enix Holdings Co., Ltd.	1,400	25,249
Stanley Electric Co., Ltd.	3,800	66,486
Sumco Corp.*	3,000	50,667
Sumitomo Chemical Co., Ltd.	40,000	199,782
Sumitomo Corp.	28,300	385,731
Sumitomo Electric Industries Ltd.	19,000	277,270
Sumitomo Heavy Industries Ltd.	14,000	97,552
Sumitomo Metal Industries Ltd.	85,000	191,179
Sumitomo Metal Mining Co., Ltd.	13,000	213,408
Sumitomo Mitsui Financial Group, Inc.	33,797	1,040,135
Sumitomo Mitsui Trust Holdings, Inc.	78,680	274,485
Sumitomo Realty & Development Co., Ltd.	9,000	201,214
Sumitomo Rubber Industries Ltd.	4,500	54,485
Suruga Bank Ltd.	5,000	43,453
Suzuken Co., Ltd.	1,700	39,286
Suzuki Motor Corp.	8,500	191,550
Sysmex Corp.	1,900	71,467
T&D Holdings, Inc.	7,300	173,417
Taisei Corp.	27,000	61,892
Taisho Pharmaceutical Co., Ltd.	3,000	67,635
Taiyo Nippon Sanso Corp.	7,000	55,850
Takashimaya Co., Ltd.	7,000	48,280
Takeda Pharmaceutical Co., Ltd.	19,900	920,394
TDK Corp.	3,200	176,224
Teijin Ltd.	23,000	101,491
Terumo Corp.	4,300	232,365
THK Co., Ltd.	3,100	78,912
Tobu Railway Co., Ltd.	25,000	105,332
Toho Co., Ltd.	2,700	44,923
Toho Gas Co., Ltd.	10,000	54,166
Tohoku Electric Power Co., Inc.	11,400	164,479
Tokio Marine Holdings, Inc.	18,200	511,314
Tokyo Electric Power Co., Inc.	36,700	150,746
Tokyo Electron Ltd.	4,400	240,036
Tokyo Gas Co., Ltd.	64,000	289,514
Tokyu Corp.	29,000	120,703
Tokyu Land Corp.	12,000	50,925
TonenGeneral Sekiyu KK	7,000	86,071
Toppan Printing Co., Ltd.	14,000	108,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Toray Industries, Inc.	37,000	$273,828
Toshiba Corp.	101,000	534,538
Tosoh Corp.	12,000	48,232
TOTO Ltd.	7,000	54,433
Toyo Seikan Kaisha Ltd.	3,800	63,845
Toyo Suisan Kaisha Ltd.	2,000	47,271
Toyoda Gosei Co., Ltd.	1,800	40,817
Toyota Boshoku Corp.	1,700	28,169
Toyota Industries Corp.	4,500	148,237
Toyota Motor Corp.	69,300	2,917,724
Toyota Tsusho Corp.	5,500	94,262
Trend Micro, Inc.	2,700	83,826
Tsumura & Co.	1,500	47,995
Ube Industries Ltd.	25,000	75,299
Unicharm Corp.	2,800	122,363
Ushio, Inc.	2,400	47,466
USS Co., Ltd.	570	44,215
West Japan Railway Co.	4,300	168,339
Yahoo! Japan Corp.	374	128,752
Yakult Honsha Co., Ltd.	2,500	72,381
Yamada Denki Co., Ltd.	2,080	169,681
Yamaguchi Financial Group, Inc.	5,000	46,691
Yamaha Corp.	4,200	47,760
Yamaha Motor Co., Ltd.*	7,100	130,404
Yamato Holdings Co., Ltd.	10,100	158,639
Yamato Kogyo Co., Ltd.	1,100	34,208
Yamazaki Baking Co., Ltd.	3,000	40,203
Yaskawa Electric Corp.	5,000	56,085
Yokogawa Electric Corp.*	5,100	43,734

		58,470,909

Luxembourg (0.3%)
ArcelorMittal S.A.	21,588	751,203
Millicom International Cellular S.A. (SDR)	1,914	199,696
SES S.A. (FDR)	7,542	211,578
Tenaris S.A.	11,880	271,248

		1,433,725

Macau (0.1%)
Sands China Ltd.*	61,200	166,750
Wynn Macau Ltd.	39,200	129,150

		295,900

Mauritius (0.0%)
Essar Energy plc*	8,217	53,955

Mexico (0.0%)
Fresnillo plc	4,613	103,974

Netherlands (3.1%)
Aegon N.V.*	43,237	294,669
Akzo Nobel N.V.	5,827	367,583
ASML Holding N.V.	10,847	399,631
Corio N.V. (REIT)	1,524	100,952
Delta Lloyd N.V.	2,536	60,227
European Aeronautic Defence and Space Co. N.V.	10,272	343,819
Fugro N.V. (CVA)	1,733	124,959
Heineken Holding N.V.	2,911	148,965
Heineken N.V.	6,520	392,158
ING Groep N.V. (CVA)*	96,305	1,187,951
Koninklijke (Royal) KPN N.V.	39,548	574,873

	Number of Shares	Value (Note 1)

Koninklijke Ahold N.V.	29,977	$402,817
Koninklijke Boskalis Westminster N.V.	1,794	84,825
Koninklijke DSM N.V.	3,880	251,822
Koninklijke Philips Electronics N.V.	24,797	636,397
Koninklijke Vopak N.V.	1,791	87,765
PostNL N.V.	8,505	72,165
QIAGEN N.V.*	5,759	110,403
Randstad Holding N.V.	2,997	138,510
Reed Elsevier N.V.	17,303	232,371
Royal Dutch Shell plc, Class A	89,600	3,192,650
Royal Dutch Shell plc, Class B	67,776	2,419,350
SBM Offshore N.V.	4,164	110,149
TNT Express N.V.*	8,733	90,574
Unilever N.V. (CVA)	40,957	1,341,753
Wolters Kluwer N.V.	7,517	166,572

		13,333,910

New Zealand (0.1%)
Auckland International Airport Ltd.	24,394	45,060
Contact Energy Ltd.*	8,696	38,644
Fletcher Building Ltd.	17,281	123,624
Sky City Entertainment Group Ltd.	14,999	45,069
Telecom Corp. of New Zealand Ltd.	49,586	100,598

		352,995

Norway (0.5%)
Aker Solutions ASA	4,188	83,842
DnB NOR ASA	24,582	342,652
Gjensidige Forsikring ASA	5,045	62,172
Norsk Hydro ASA	23,433	179,429
Orkla ASA	19,423	184,569
Renewable Energy Corp. ASA*	11,747	20,183
Statoil ASA	28,064	710,599
Telenor ASA	18,749	307,045
Yara International ASA	4,768	269,489

		2,159,980

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)*	75,981	45,158
Banco Espirito Santo S.A. (Registered)	13,001	48,432
Cimpor Cimentos de Portugal SGPS S.A.	5,129	39,192
EDP - Energias de Portugal S.A.	48,035	170,535
Galp Energia SGPS S.A., Class B	5,781	137,910
Jeronimo Martins SGPS S.A.	5,667	108,865
Portugal Telecom SGPS S.A. (Registered)	16,920	167,555

		717,647

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	44,000	73,124
CapitaLand Ltd.	65,000	154,583
CapitaMall Trust (REIT)	48,000	73,209
CapitaMalls Asia Ltd.	32,032	38,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

City Developments Ltd.	13,000	$110,518
ComfortDelGro Corp., Ltd.	48,000	57,057
Cosco Corp., (Singapore) Ltd.	24,000	38,305
DBS Group Holdings Ltd.	44,000	526,663
Fraser and Neave Ltd.	23,000	108,582
Genting Singapore plc*	152,941	241,339
Global Logistic Properties Ltd.*	46,000	77,268
Golden Agri-Resources Ltd.	168,609	93,703
Hutchison Port Holdings Trust, Class U*	130,000	110,034
Jardine Cycle & Carriage Ltd.	3,000	105,440
Keppel Corp., Ltd.	35,900	324,833
Keppel Land Ltd.	19,000	56,239
Neptune Orient Lines Ltd.	22,000	27,525
Olam International Ltd.	31,000	68,937
Oversea-Chinese Banking Corp., Ltd.	63,000	480,752
SembCorp Industries Ltd.	25,000	101,941
SembCorp Marine Ltd.	20,000	86,653
Singapore Airlines Ltd.	14,000	161,842
Singapore Exchange Ltd.	21,000	128,917
Singapore Press Holdings Ltd.	39,000	123,959
Singapore Technologies Engineering Ltd.	37,000	90,993
Singapore Telecommunications Ltd.	200,000	515,067
StarHub Ltd.	13,890	31,560
United Overseas Bank Ltd.	31,000	498,060
UOL Group Ltd.	13,000	52,845
Wilmar International Ltd.	49,000	216,643

		4,775,097

Spain (2.4%)
Abertis Infraestructuras S.A.	9,299	207,747
Acciona S.A.	629	66,763
Acerinox S.A.	2,543	46,354
ACS Actividades de Construccion y Servicios S.A.	3,567	168,223
Amadeus IT Holding S.A., Class A*	6,199	128,955
Banco Bilbao Vizcaya Argentaria S.A.	107,270	1,257,279
Banco de Sabadell S.A.	28,147	116,335
Banco Popular Espanol S.A.	24,238	136,421
Banco Santander S.A.	212,197	2,448,426
Bankinter S.A.	5,340	36,245
Criteria Caixacorp S.A.	21,233	148,115
EDP Renovaveis S.A.*	5,647	37,254
Enagas S.A.	4,425	107,301
Ferrovial S.A.	9,212	116,321
Fomento de Construcciones y Contratas S.A.	1,330	40,553
Gas Natural SDG S.A.	8,146	170,787
Grifols S.A.	3,492	70,070
Iberdrola Renovables S.A.	21,843	96,487
Iberdrola S.A.*	95,160	846,926
Inditex S.A.	5,487	501,056
Indra Sistemas S.A.	2,486	51,415
Mapfre S.A.	19,054	70,672
Mediaset Espana Comunicacion S.A.	4,286	37,238
Red Electrica Corporacion S.A.	2,728	164,846

	Number of Shares	Value (Note 1)

Repsol YPF S.A.	19,956	$692,849
Telefonica S.A.	103,269	2,525,335
Zardoya Otis S.A.*†	173	2,548
Zardoya Otis S.A.	3,474	51,162

		10,343,683

Sweden (2.1%)
Alfa Laval AB	8,497	183,112
Assa Abloy AB, Class B	7,870	211,522
Atlas Copco AB, Class A	16,889	444,608
Atlas Copco AB, Class B	9,819	231,164
Boliden AB	6,948	128,436
Electrolux AB, Class B	6,104	145,653
Getinge AB, Class B	5,025	134,872
Hennes & Mauritz AB, Class B	25,709	886,034
Hexagon AB, Class B	6,398	157,569
Holmen AB, Class B	1,371	42,744
Husqvarna AB, Class B	11,144	73,745
Industrivarden AB, Class C	3,058	50,604
Investor AB, Class B	11,459	262,564
Kinnevik Investment AB, Class B	5,136	114,044
Modern Times Group AB, Class B	1,191	78,694
Nordea Bank AB	66,074	710,007
Ratos AB, Class B	4,812	92,371
Sandvik AB	25,360	444,668
Scania AB, Class B	8,053	186,785
Securitas AB, Class B	7,891	83,514
Skandinaviska Enskilda Banken AB, Class A	35,482	290,038
Skanska AB, Class B	10,064	180,121
SKF AB, Class B	9,809	283,812
SSAB AB, Class A	3,928	58,720
Svenska Cellulosa AB, Class B	14,431	203,200
Svenska Handelsbanken AB, Class A	12,309	379,687
Swedbank AB, Class A	20,361	341,979
Swedish Match AB	5,455	182,926
Tele2 AB, Class B	8,000	158,106
Telefonaktiebolaget LM Ericsson, Class B	75,722	1,089,075
TeliaSonera AB	54,616	400,662
Volvo AB, Class B	34,660	605,546

		8,836,582

Switzerland (6.0%)
ABB Ltd. (Registered)*	55,115	1,429,205
Actelion Ltd. (Registered)*	2,769	136,346
Adecco S.A. (Registered)*	3,334	213,755
Aryzta AG	2,158	115,636
Baloise Holding AG (Registered)	1,173	120,939
Cie Financiere Richemont S.A., Class A	13,126	859,528
Credit Suisse Group AG (Registered)*	28,333	1,101,255
GAM Holding AG*	5,321	87,310
Geberit AG (Registered)*	980	232,202
Givaudan S.A. (Registered)*	209	221,120
Glencore International plc*	20,908	164,761
Holcim Ltd. (Registered)*	6,170	465,647
Julius Baer Group Ltd.*	5,199	214,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Kuehne + Nagel International AG (Registered)	1,359	$206,264
Lindt & Spruengli AG	23	71,676
Lindt & Spruengli AG (Registered)	3	109,304
Lonza Group AG (Registered)*	1,266	99,083
Nestle S.A. (Registered)	87,109	5,413,759
Novartis AG (Registered)	58,672	3,594,098
Pargesa Holding S.A.	670	62,061
Roche Holding AG	17,663	2,955,003
Schindler Holding AG	1,230	149,523
Schindler Holding AG (Registered)	553	67,157
SGS S.A. (Registered)	138	261,981
Sika AG	53	127,703
Sonova Holding AG (Registered)*	1,237	115,790
STMicroelectronics N.V.	16,038	159,840
Straumann Holding AG (Registered)	199	48,031
Sulzer AG (Registered)	604	98,282
Swatch Group AG	776	391,519
Swatch Group AG (Registered)	1,120	100,583
Swiss Life Holding AG (Registered)*	777	127,392
Swiss Reinsurance Co., Ltd.*	8,857	497,340
Swisscom AG (Registered)	586	268,557
Syngenta AG (Registered)*	2,379	803,104
Transocean Ltd.	8,025	523,268
UBS AG (Registered)*	91,498	1,668,476
Wolseley plc	7,159	233,489
Xstrata plc	52,179	1,150,744
Zurich Financial Services AG*	3,662	925,558

		25,591,885

United Kingdom (12.4%)
3i Group plc	24,272	109,491
Admiral Group plc	5,133	136,753
Aggreko plc	6,908	213,881
AMEC plc	8,463	147,897
Anglo American plc	33,195	1,645,067
Antofagasta plc	9,924	222,053
ARM Holdings plc	33,837	320,016
Associated British Foods plc	8,891	154,547
AstraZeneca plc	34,977	1,746,460
Autonomy Corp. plc*	5,804	159,018
Aviva plc	70,927	499,405
Babcock International Group plc	9,037	103,259
BAE Systems plc	85,752	438,369
Balfour Beatty plc	17,403	86,172
Barclays plc	290,964	1,197,668
BG Group plc	85,178	1,933,160
BHP Billiton plc	54,863	2,150,380
BP plc	472,607	3,482,165
British American Tobacco plc	50,201	2,200,477
British Land Co. plc (REIT)	20,913	204,279
British Sky Broadcasting Group plc	28,657	389,209
BT Group plc, Class A	195,208	633,186
Bunzl plc	8,461	105,925
Burberry Group plc	10,963	254,890
Cairn Energy plc*	35,232	234,566

	Number of Shares	Value (Note 1)

Capita Group plc	15,421	$177,093
Capital Shopping Centres Group plc (REIT)	14,262	91,449
Carnival plc	4,604	178,445
Centrica plc	129,610	672,554
Cobham plc	29,080	98,686
Compass Group plc	47,572	458,892
Diageo plc	62,958	1,286,365
Eurasian Natural Resources Corp.	6,693	83,956
G4S plc	35,323	158,630
GlaxoSmithKline plc	130,401	2,791,971
Hammerson plc (REIT)	18,120	139,952
Home Retail Group plc	20,509	53,841
HSBC Holdings plc	445,148	4,416,102
ICAP plc	14,066	106,741
Imperial Tobacco Group plc	25,607	851,390
Inmarsat plc	11,658	104,067
Intercontinental Hotels Group plc	7,187	147,077
International Consolidated Airlines Group S.A.*	23,674	96,000
International Power plc	38,444	198,500
Intertek Group plc	3,930	124,451
Invensys plc	20,579	106,331
Investec plc	12,451	100,821
ITV plc*	94,733	108,627
J Sainsbury plc	30,529	161,405
Johnson Matthey plc	5,403	170,493
Kazakhmys plc	5,519	122,404
Kingfisher plc	59,469	255,043
Land Securities Group plc (REIT)	19,372	264,882
Legal & General Group plc	147,598	280,021
Lloyds Banking Group plc*	1,027,038	807,010
London Stock Exchange Group plc	3,677	62,580
Lonmin plc	4,078	95,107
Man Group plc	47,295	179,708
Marks & Spencer Group plc	39,872	231,280
National Grid plc	88,210	868,048
Next plc	4,457	166,452
Old Mutual plc	137,249	293,873
Pearson plc	20,452	387,412
Petrofac Ltd.	6,618	160,820
Prudential plc	64,011	739,745
Randgold Resources Ltd.	2,293	192,799
Reckitt Benckiser Group plc	15,520	856,910
Reed Elsevier plc	30,581	278,116
Resolution Ltd.	36,557	172,504
Rexam plc	22,425	137,752
Rio Tinto plc	36,368	2,626,108
Rolls-Royce Holdings plc*	47,085	487,450
Rolls-Royce Holdings plc, Class C*†(b)	4,064,832	6,524
Royal Bank of Scotland Group plc*	441,567	273,718
RSA Insurance Group plc	88,024	190,425
SABMiller plc	23,940	872,813
Sage Group plc	33,251	154,182
Schroders plc	2,835	70,392
Scottish & Southern Energy plc	23,430	524,061
Segro plc (REIT)	18,761	93,985
Serco Group plc	12,424	110,107
Severn Trent plc	5,997	141,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Smith & Nephew plc	22,446	$239,469
Smiths Group plc	9,867	190,200
Standard Chartered plc	59,038	1,551,378
Standard Life plc	57,455	194,119
Subsea 7 S.A.*	7,083	181,185
Tesco plc	202,309	1,306,609
TUI Travel plc	12,621	45,492
Tullow Oil plc	22,344	444,709
Unilever plc	32,271	1,041,410
United Utilities Group plc	17,155	164,825
Vedanta Resources plc	3,028	101,857
Vodafone Group plc	1,301,729	3,459,515
Weir Group plc	5,214	178,005
Whitbread plc	4,369	113,250
WM Morrison Supermarkets plc	56,833	271,556

		53,239,535

United States (0.1%)
Sims Metal Management Ltd.	4,163	79,676
Synthes, Inc.§	1,643	289,318

		368,994

Total Common Stocks (67.5%) (Cost $263,657,713)		289,801,512

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Popular Espanol S.A., expiring 7/7/11*	24,238	1,757
Criteria Caixacorp S.A., expiring 7/15/11*	21,233	1,601

Total Rights (0.0%) (Cost $0)		3,358

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Short-Term Investment (1.1%)
BlackRock Liquidity Funds TempFund 0.08%‡ (Cost $4,649,999)	4,649,999	$4,649,999

Total Investments (68.6%) (Cost $268,307,712)		294,454,869
Other Assets Less Liabilities (31.4%)		134,775,520

Net Assets (100%)		$429,230,389

*	Non-income producing.
†	Securities (totalling $89,809 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $289,318 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$119,442	$19,954	$114,779	$—	$2,041	$—
AXA S.A.	521,019	253,049	—	993,164	33,743	—
BlackRock Liquidity Funds TempFund	14,570,690	72,617,158	82,537,849	4,649,999	10,356	—

	$15,211,151	$72,890,161	$82,652,628	$5,643,163	$46,140	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,332	September-11	$53,029,503	$55,011,962	$1,982,459
E-Mini MSCI EAFE Index	20	September-11	1,656,134	1,715,900	59,766
FTSE 100 Index	360	September-11	33,221,655	34,103,583	881,928
SPI 200 Index	112	September-11	13,578,984	13,817,447	238,463
TOPIX Index	318	September-11	32,002,548	33,555,804	1,553,256

					$4,715,872

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	7,300	$10,564,050	$10,405,749	$158,301

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$30,594,367	$—	$30,594,367
Consumer Staples	—	29,402,548	—	29,402,548
Energy	—	23,414,392	—	23,414,392
Financials	—	68,138,162	—	68,138,162
Health Care	—	25,227,047	—	25,227,047
Industrials	38,142	37,261,697	9,072	37,308,911
Information Technology	—	13,640,686	—	13,640,686
Materials	—	32,682,426	80,737	32,763,163
Telecommunication Services	—	15,824,541	—	15,824,541
Utilities	—	13,487,695	—	13,487,695
Forward Currency Contracts	—	158,301	—	158,301
Futures	4,715,872	—	—	4,715,872
Rights
Financials	—	3,358	—	3,358
Short-Term Investments	—	4,649,999	—	4,649,999

Total Assets	$4,754,014	$294,485,219	$89,809	$299,329,042

Total Liabilities	$—	$—	$—	$—

Total	$4,754,014	$294,485,219	$89,809	$299,329,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Industrials	Investments in Securities-Materials

Balance as of 12/31/10	$3,089	$—
Total gains or losses (realized/unrealized) included in earnings	9,056	(26,938)
Purchases	—	107,675
Sales	(3,073)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$9,072	$80,737

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$6,524	$(26,938)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	158,301
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,715,872	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,874,173

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,419,584	—	1,419,584
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,467,565)	—	—	(3,467,565)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,467,565)	$1,419,584	$—	$(2,047,981)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	66,989	—	66,989
Credit contracts	—	—	—	—	—
Equity contracts	—	4,868,793	—	—	4,868,793
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,868,793	$66,989	$—	$4,935,782

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $16,574,000 and futures contracts with an average notional balance of approximately $110,228,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$83,350,639
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,057,164

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,363,305
Aggregate gross unrealized depreciation	(6,695,065)

Net unrealized appreciation	$25,668,240

Federal income tax cost of investments	$268,786,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,504,803)	$5,643,163
Unaffiliated Issuers (Cost $262,802,909)	288,811,706
Foreign cash (Cost $115,973,517)	120,078,852
Cash held as collateral at broker	9,237,100
Due from broker for futures variation margin	3,942,436
Receivable for securities sold	2,358,023
Receivable from Separate Accounts for Trust shares sold	871,721
Dividends, interest and other receivables	850,828
Unrealized appreciation of forward foreign currency contracts	158,301
Receivable from investment sub-advisor	718
Other assets	2,365

Total assets	431,955,213

LIABILITIES
Overdraft payable	60,000
Payable for securities purchased	2,381,362
Investment management fees payable	171,662
Administrative fees payable	57,963
Distribution fees payable - Class IB	13,374
Payable to Separate Accounts for Trust shares redeemed	152
Trustees’ fees payable	67
Accrued expenses	40,244

Total liabilities	2,724,824

NET ASSETS	$429,230,389

Net assets were comprised of:
Paid in capital	$389,426,602
Accumulated undistributed net investment income (loss)	3,841,878
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	839,668
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	35,122,241

Net assets	$429,230,389

Class IA
Net asset value, offering and redemption price per share, $359,295,565 /26,814,450 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.40

Class IB
Net asset value, offering and redemption price per share, $69,934,824 / 5,224,162 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($46,140 of dividend income received from affiliates) (net of $534,602 foreign withholding tax)	$5,520,924
Interest	89,642

Total income	5,610,566

EXPENSES
Investment management fees	804,690
Administrative fees	303,134
Custodian fees	70,204
Distribution fees - Class IB	69,173
Recoupment fees	34,263
Professional fees	14,469
Printing and mailing expenses	13,687
Trustees’ fees	3,696
Miscellaneous	7,734

Gross expenses	1,321,050
Less: Reimbursement from sub-advisor	(4,679)

Net expenses	1,316,371

NET INVESTMENT INCOME (LOSS)	4,294,195

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(84,653)
Foreign currency transactions	1,526,956
Futures	(3,467,565)

Net realized gain (loss)	(2,025,262)

Change in unrealized appreciation (depreciation) on:
Securities	7,286,085
Foreign currency translations	3,057,702
Futures	4,868,793

Net change in unrealized appreciation (depreciation)	15,212,580

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,187,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,481,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,294,195	$1,402,439
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying Portfolios	(2,025,262)	3,220,673
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	15,212,580	20,488,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,481,513	25,111,871

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,946,507)
Class IB	—	(233,342)

	—	(2,179,849)

Distributions from net realized capital gains
Class IA	—	(989,893)
Class IB	—	(100,774)

	—	(1,090,667)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,270,516)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,340,199 and 16,687,533 shares, respectively ]	96,905,578	195,431,650
Capital shares issued in reinvestment of dividends and distributions [ 0 and 244,529 shares, respectively ]	—	2,936,400
Capital shares repurchased [ (34,700) and (2,020,477) shares, respectively ]	(455,436)	(25,359,971)

Total Class IA transactions	96,450,142	173,008,079

Class IB
Capital shares sold [ 1,893,698 and 3,522,340 shares, respectively ]	25,012,202	41,381,809
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,694 shares, respectively ]	—	334,116
Capital shares repurchased [ (121,340) and (105,656) shares, respectively ]	(1,605,283)	(1,267,639)

Total Class IB transactions	23,406,919	40,448,286

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	119,857,061	213,456,365

TOTAL INCREASE (DECREASE) IN NET ASSETS	137,338,574	235,297,720
NET ASSETS:
Beginning of period	291,891,815	56,594,095

End of period (a)	$429,230,389	$291,891,815

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,841,878	$(452,317)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$12.71	$12.29	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16 (e)	0.08 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	0.51	2.41

Total from investment operations	0.69	0.59	2.43

Less distributions:
Dividends from net investment income	—	(0.10)	(0.07)
Distributions from net realized gains	—	(0.07)	(0.07)

Total dividends and distributions	—	(0.17)	(0.14)

Net asset value, end of period	$13.40	$12.71	$12.29

Total return (b)	5.43%	4.93%	24.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$359,296	$247,999	$56,503
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%	0.69%	0.70%
Before waivers and reimbursements (a)	0.70%	0.76%	2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.44%	0.66%	0.23%
Before waivers and reimbursements (a)	2.44%	0.60%	(1.08)%
Portfolio turnover rate	1%	3%	24%

Class IB	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$12.72	$12.29		$11.98

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.30	(e)	(0.18	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	0.27		0.62

Total from investment operations	0.67	0.57		0.44

Less distributions:
Dividends from net investment income	—	(0.07)		(0.06)
Distributions from net realized gains	—	(0.07)		(0.07)

Total dividends and distributions	—	(0.14)		(0.13)

Net asset value, end of period	$13.39	$12.72		$12.29

Total return (b)	5.27%	4.75%		3.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,935	$43,893		$91
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.95%	0.94%		0.94	%(c)
Before waivers and reimbursements (a)	0.95%	1.01	%(c)	2.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.19%	2.54%		(8.26)%
Before waivers and reimbursements (a)	2.18%	2.50%		(9.62)%
Portfolio turnover rate	1%	3%		24%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM CORE BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Government Securities	64.9%
Corporate Bonds	32.2
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$995.90	$3.07
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.62% multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (32.2%)
Consumer Discretionary (1.6%)
Auto Components (0.0%)
Johnson Controls, Inc. 5.000%, 3/30/20	$31,000	$32,940

Automobiles (0.0%)
Daimler Finance N.A. LLC 6.500%, 11/15/13	246,000	273,671

Hotels, Restaurants & Leisure (0.1%)
International Game Technology 7.500%, 6/15/19	23,000	26,296
Marriott International, Inc. 5.625%, 2/15/13	121,000	129,052
McDonald’s Corp. 4.300%, 3/1/13	92,000	97,334
5.350%, 3/1/18	357,000	404,755
3.500%, 7/15/20	17,000	16,988
Yum! Brands, Inc. 6.250%, 3/15/18	310,000	355,588

		1,030,013

Household Durables (0.0%)
Fortune Brands, Inc. 3.000%, 6/1/12	77,000	78,080
6.375%, 6/15/14	154,000	171,205
MDC Holdings, Inc. 5.500%, 5/15/13	124,000	130,494
Newell Rubbermaid, Inc. 4.700%, 8/15/20	38,000	38,261
Toll Brothers Finance Corp. 6.750%, 11/1/19	61,000	63,116
Whirlpool Corp. 8.000%, 5/1/12	35,000	36,980
5.500%, 3/1/13	92,000	97,528
8.600%, 5/1/14	11,000	12,819

		628,483

Media (1.3%)
CBS Corp. 5.625%, 8/15/12	5,000	5,227
8.875%, 5/15/19	54,000	68,837
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	549,000	614,901
Comcast Corp. 5.300%, 1/15/14	154,000	168,889
5.900%, 3/15/16	559,000	636,327
6.500%, 1/15/17	2,384,000	2,778,571
5.700%, 7/1/19	61,000	67,862
5.150%, 3/1/20	600,000	646,014
COX Communications, Inc. 7.125%, 10/1/12	92,000	98,673
5.450%, 12/15/14	61,000	67,987
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.750%, 10/1/14	154,000	168,572
3.550%, 3/15/15	58,000	60,599
7.625%, 5/15/16	145,000	158,050
5.200%, 3/15/20	61,000	64,543

	Principal Amount	Value (Note 1)

4.600%, 2/15/21	$1,070,000	$1,075,073
Discovery Communications LLC 5.050%, 6/1/20	425,000	450,031
NBCUniversal Media LLC 4.375%, 4/1/21§	905,000	895,544
News America, Inc. 5.300%, 12/15/14	31,000	34,556
6.900%, 3/1/19	154,000	179,231
4.500%, 2/15/21§	385,000	379,960
Omnicom Group, Inc. 6.250%, 7/15/19	77,000	85,237
4.450%, 8/15/20	352,000	349,177
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	290,000	368,661
Thomson Reuters Corp. 6.500%, 7/15/18	382,000	446,912
4.700%, 10/15/19	31,000	32,608
Time Warner Cable, Inc. 5.400%, 7/2/12	61,000	63,768
6.200%, 7/1/13	377,000	413,535
7.500%, 4/1/14	77,000	88,708
3.500%, 2/1/15	407,000	424,536
5.850%, 5/1/17	154,000	173,181
8.250%, 4/1/19	154,000	192,069
5.000%, 2/1/20	57,000	59,220
4.125%, 2/15/21	405,000	391,462
Time Warner Entertainment Co. LP 8.375%, 3/15/23	495,000	628,426
Time Warner, Inc. 5.875%, 11/15/16	557,000	636,676
4.700%, 1/15/21	625,000	633,235
Viacom, Inc. 4.375%, 9/15/14	77,000	82,700
5.625%, 9/15/19	61,000	67,691
4.500%, 3/1/21	455,000	457,168
Walt Disney Co. 4.500%, 12/15/13	154,000	167,144
6.000%, 7/17/17	154,000	179,460
WPP Finance UK Corp. 5.875%, 6/15/14	525,000	576,666

		15,137,687

Multiline Retail (0.1%)
Kohl’s Corp. 6.250%, 12/15/17	92,000	107,936
Nordstrom, Inc. 6.750%, 6/1/14	18,000	20,599
6.250%, 1/15/18	123,000	142,128
4.750%, 5/1/20	21,000	22,066
Target Corp. 5.125%, 1/15/13	184,000	195,899
5.875%, 7/15/16	220,000	257,211
3.875%, 7/15/20	255,000	254,344

		1,000,183

Specialty Retail (0.1%)
AutoZone, Inc. 5.750%, 1/15/15	77,000	85,886
Home Depot, Inc. 5.400%, 3/1/16	496,000	554,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Lowe’s Cos., Inc. 5.600%, 9/15/12	$92,000	$97,489
5.400%, 10/15/16	300,000	345,987
4.625%, 4/15/20	61,000	64,907
Staples, Inc. 9.750%, 1/15/14	154,000	183,336
TJX Cos., Inc. 6.950%, 4/15/19	45,000	54,386

		1,386,228

Total Consumer Discretionary		19,489,205

Consumer Staples (2.7%)
Beverages (1.1%)
Anheuser-Busch Cos., Inc. 4.950%, 1/15/14	2,657,000	2,880,653
Anheuser-Busch InBev Worldwide, Inc. 3.000%, 10/15/12	123,000	126,295
4.125%, 1/15/15	100,000	107,546
5.375%, 1/15/20	1,246,000	1,372,591
Bottling Group LLC 6.950%, 3/15/14	154,000	176,540
5.500%, 4/1/16	2,530,000	2,893,910
5.125%, 1/15/19	154,000	170,558
Coca-Cola Co. 0.750%, 11/15/13	380,000	378,070
1.500%, 11/15/15	395,000	387,800
3.150%, 11/15/20	665,000	638,413
Coca-Cola Refreshments USA, Inc.
8.500%, 2/1/12	92,000	96,274
7.375%, 3/3/14	154,000	178,885
Diageo Capital plc 7.375%, 1/15/14	154,000	176,915
5.500%, 9/30/16	460,000	521,318
5.750%, 10/23/17	92,000	105,465
Diageo Finance B.V. 5.500%, 4/1/13	184,000	198,728
3.250%, 1/15/15	31,000	32,402
Dr. Pepper Snapple Group, Inc. 2.900%, 1/15/16	345,000	349,126
PepsiCo, Inc. 4.650%, 2/15/13	250,000	265,662
3.100%, 1/15/15	77,000	80,825
5.000%, 6/1/18	92,000	101,905
7.900%, 11/1/18	865,000	1,114,770
4.500%, 1/15/20	252,000	267,164

		12,621,815

Food & Staples Retailing (0.6%)
Costco Wholesale Corp. 5.500%, 3/15/17	92,000	106,873
CVS Caremark Corp. 3.250%, 5/18/15	46,000	47,741
6.125%, 8/15/16	439,000	503,270
5.750%, 6/1/17	92,000	103,332
6.600%, 3/15/19	77,000	89,374
4.750%, 5/18/20	46,000	47,755
Kroger Co. 5.000%, 4/15/13	92,000	98,058

	Principal Amount	Value (Note 1)

7.500%, 1/15/14	$154,000	$176,025
3.900%, 10/1/15	61,000	64,516
6.150%, 1/15/20	304,000	350,153
Safeway, Inc. 6.350%, 8/15/17	92,000	105,286
5.000%, 8/15/19	154,000	161,173
Sysco Corp. 5.250%, 2/12/18	61,000	67,312
Walgreen Co. 4.875%, 8/1/13	92,000	99,586
Wal-Mart Stores, Inc. 4.550%, 5/1/13	224,000	239,652
1.500%, 10/25/15	3,410,000	3,365,428
5.800%, 2/15/18	1,077,000	1,241,315
3.250%, 10/25/20	260,000	247,340

		7,114,189

Food Products (0.6%)
Bunge Ltd. Finance Corp. 5.875%, 5/15/13	75,000	79,912
Campbell Soup Co. 3.375%, 8/15/14	61,000	65,080
3.050%, 7/15/17	31,000	31,803
4.500%, 2/15/19	61,000	64,590
Corn Products International, Inc. 3.200%, 11/1/15	31,000	31,617
4.625%, 11/1/20	31,000	31,272
General Mills, Inc. 5.250%, 8/15/13	200,000	217,303
5.200%, 3/17/15	535,000	595,803
5.650%, 2/15/19	199,000	224,689
H.J. Heinz Co. 5.350%, 7/15/13	154,000	167,123
Kellogg Co. 4.250%, 3/6/13	92,000	97,094
4.450%, 5/30/16	230,000	250,925
Kraft Foods, Inc. 6.250%, 6/1/12	146,000	153,285
2.625%, 5/8/13	650,000	668,717
4.125%, 2/9/16	3,181,000	3,401,434
6.125%, 2/1/18	246,000	283,007
5.375%, 2/10/20	587,000	641,707
Mead Johnson Nutrition Co. 3.500%, 11/1/14	31,000	32,454
4.900%, 11/1/19	46,000	48,539

		7,086,354

Household Products (0.1%)
Clorox Co. 5.000%, 3/1/13	154,000	162,991
3.550%, 11/1/15	31,000	32,301
Colgate-Palmolive Co. 3.150%, 8/5/15	18,000	18,943
Kimberly-Clark Corp. 6.125%, 8/1/17	407,000	480,377
Procter & Gamble Co. 1.800%, 11/15/15	485,000	482,852
4.850%, 12/15/15	92,000	103,575
4.700%, 2/15/19	439,000	484,452

		1,765,491

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.3%)
Altria Group, Inc. 9.700%, 11/10/18	$954,000	$1,253,672
9.250%, 8/6/19	307,000	400,311
Lorillard Tobacco Co. 8.125%, 6/23/19	48,000	55,908
6.875%, 5/1/20	46,000	49,907
Philip Morris International, Inc. 4.875%, 5/16/13	419,000	449,474
5.650%, 5/16/18	92,000	103,470
4.500%, 3/26/20	430,000	447,026
Reynolds American, Inc. 7.250%, 6/1/13	92,000	101,711
7.625%, 6/1/16	325,000	389,811

		3,251,290

Total Consumer Staples		31,839,139

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc. 6.500%, 11/15/13	92,000	103,445
Diamond Offshore Drilling, Inc. 5.875%, 5/1/19	20,000	22,477
Halliburton Co. 6.150%, 9/15/19	77,000	89,466
Rowan Cos., Inc. 7.875%, 8/1/19	40,000	47,534
Transocean, Inc. 4.950%, 11/15/15	77,000	83,295
6.000%, 3/15/18	31,000	34,323
6.500%, 11/15/20	61,000	68,212
Weatherford International Ltd. 6.000%, 3/15/18	92,000	100,848
5.125%, 9/15/20	640,000	653,453

		1,203,053

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp. 5.950%, 9/15/16	1,194,000	1,343,951
Apache Corp. 5.250%, 4/15/13	31,000	33,399
3.625%, 2/1/21	450,000	438,844
Buckeye Partners LP 5.500%, 8/15/19	46,000	49,779
Canadian Natural Resources Ltd. 5.700%, 5/15/17	304,000	345,911
Cenovus Energy, Inc. 4.500%, 9/15/14	154,000	167,137
5.700%, 10/15/19	92,000	104,250
Chevron Corp. 4.950%, 3/3/19	569,000	635,807
ConocoPhillips 5.750%, 2/1/19	335,000	385,262
6.000%, 1/15/20	154,000	180,086
Enbridge Energy Partners LP 5.200%, 3/15/20	9,000	9,543
EnCana Corp. 5.900%, 12/1/17	31,000	35,182
6.500%, 5/15/19	192,000	225,525
Energy Transfer Partners LP 6.700%, 7/1/18	215,000	242,289

	Principal Amount	Value (Note 1)

9.700%, 3/15/19	$154,000	$196,799
Enterprise Products Operating LLC 9.750%, 1/31/14	154,000	183,843
5.600%, 10/15/14	240,000	266,625
3.200%, 2/1/16	265,000	269,194
6.300%, 9/15/17	154,000	176,635
5.200%, 9/1/20	256,000	269,936
EOG Resources, Inc. 6.875%, 10/1/18	31,000	37,070
5.625%, 6/1/19	38,000	42,618
4.100%, 2/1/21	560,000	553,091
EQT Corp. 8.125%, 6/1/19	38,000	46,484
Hess Corp. 8.125%, 2/15/19	230,000	291,018
Husky Energy, Inc. 5.900%, 6/15/14	32,000	35,615
7.250%, 12/15/19	330,000	395,503
Kinder Morgan Energy Partners LP 3.500%, 3/1/16	565,000	581,704
9.000%, 2/1/19	307,000	393,686
6.850%, 2/15/20	9,000	10,406
5.300%, 9/15/20	23,000	24,196
Magellan Midstream Partners LP 6.550%, 7/15/19	38,000	44,148
4.250%, 2/1/21	31,000	30,737
Marathon Oil Corp. 5.900%, 3/15/18	71,000	80,459
Marathon Petroleum Corp. 3.500%, 3/1/16§	610,000	625,315
Nabors Industries, Inc. 9.250%, 1/15/19	274,000	347,307
Nexen, Inc. 6.200%, 7/30/19	25,000	28,085
NuStar Logistics LP 4.800%, 9/1/20	61,000	61,500
Occidental Petroleum Corp. 4.125%, 6/1/16	77,000	83,706
ONEOK Partners LP 8.625%, 3/1/19	154,000	195,783
Petrobras International Finance Co. 3.875%, 1/27/16	390,000	397,144
6.125%, 10/6/16	3,034,000	3,377,810
5.875%, 3/1/18	92,000	98,989
7.875%, 3/15/19	92,000	111,404
5.750%, 1/20/20	307,000	327,494
5.375%, 1/27/21	390,000	401,719
Petro-Canada, Inc. 9.250%, 10/15/21	92,000	124,191
Plains All American Pipeline LP 6.500%, 5/1/18	154,000	174,432
8.750%, 5/1/19	46,000	57,869
Shell International Finance B.V. 4.950%, 3/22/12	31,000	32,045
1.875%, 3/25/13	449,000	458,660
4.000%, 3/21/14	154,000	165,797
3.250%, 9/22/15	2,990,000	3,144,251
4.300%, 9/22/19	215,000	225,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.375%, 3/25/20	$441,000	$463,394
Spectra Energy Capital LLC 6.200%, 4/15/18	154,000	174,625
Statoil ASA 3.875%, 4/15/14	77,000	82,495
5.250%, 4/15/19	532,000	590,354
Suncor Energy, Inc. 6.100%, 6/1/18	300,000	341,186
Talisman Energy, Inc. 7.750%, 6/1/19	28,000	34,123
Total Capital S.A. 2.300%, 3/15/16	495,000	494,620
4.450%, 6/24/20	470,000	490,554
TransCanada PipeLines Ltd. 7.125%, 1/15/19	307,000	376,234
3.800%, 10/1/20	525,000	519,412
Valero Energy Corp. 6.875%, 4/15/12	694,000	725,739
4.750%, 6/15/13	31,000	32,962
4.500%, 2/1/15	14,000	14,945
9.375%, 3/15/19	46,000	58,755
6.125%, 2/1/20	20,000	21,979
Williams Partners LP 3.800%, 2/15/15	31,000	32,472
5.250%, 3/15/20	634,000	667,478

		23,687,354

Total Energy		24,890,407

Financials (17.3%)
Capital Markets (3.5%)
Ameriprise Financial, Inc. 7.300%, 6/28/19	14,000	16,887
5.300%, 3/15/20	325,000	348,390
Bank of New York Mellon Corp. 4.950%, 11/1/12	184,000	194,414
5.125%, 8/27/13	575,000	624,166
4.300%, 5/15/14	45,000	48,643
2.500%, 1/15/16	3,220,000	3,249,309
5.450%, 5/15/19	380,000	421,470
Bear Stearns Cos. LLC 5.350%, 2/1/12	184,000	189,132
5.700%, 11/15/14	92,000	101,611
6.400%, 10/2/17	154,000	175,704
BlackRock, Inc. 3.500%, 12/10/14	77,000	81,148
5.000%, 12/10/19	77,000	81,849
Charles Schwab Corp. 4.950%, 6/1/14	15,000	16,446
Deutsche Bank AG/London 5.375%, 10/12/12	154,000	162,467
2.375%, 1/11/13	864,000	876,509
4.875%, 5/20/13	184,000	195,472
3.450%, 3/30/15	154,000	158,918
3.250%, 1/11/16	625,000	632,419
6.000%, 9/1/17	2,894,000	3,228,963
Goldman Sachs Group, Inc. 6.600%, 1/15/12	184,000	189,682
3.250%, 6/15/12	614,000	631,231
3.625%, 8/1/12	88,000	90,570
5.450%, 11/1/12	307,000	324,461
5.250%, 10/15/13	2,079,000	2,230,640

	Principal Amount	Value (Note 1)

5.150%, 1/15/14	$154,000	$164,432
5.350%, 1/15/16	3,444,000	3,716,393
3.625%, 2/7/16	2,260,000	2,284,539
5.625%, 1/15/17	1,035,000	1,095,690
5.950%, 1/18/18	399,000	430,071
7.500%, 2/15/19	154,000	179,186
5.375%, 3/15/20	1,950,000	2,013,658
Jefferies Group, Inc. 8.500%, 7/15/19	154,000	182,134
Merrill Lynch & Co., Inc. 5.450%, 2/5/13	1,959,000	2,078,091
6.150%, 4/25/13	184,000	197,567
6.050%, 5/16/16	307,000	321,856
6.875%, 4/25/18	1,811,000	2,003,723
Morgan Stanley 3.250%, 12/1/11	614,000	621,208
1.950%, 6/20/12	307,000	311,871
5.750%, 8/31/12	154,000	162,114
5.300%, 3/1/13	1,679,000	1,775,220
4.750%, 4/1/14	307,000	320,012
6.000%, 4/28/15	1,650,000	1,788,711
5.375%, 10/15/15	154,000	164,626
5.450%, 1/9/17	2,814,000	2,975,875
5.950%, 12/28/17	184,000	197,809
6.625%, 4/1/18	1,787,000	1,968,547
5.625%, 9/23/19	461,000	473,055
5.750%, 1/25/21	1,765,000	1,785,878
Nomura Holdings, Inc. 5.000%, 3/4/15	78,000	82,239
4.125%, 1/19/16	505,000	511,416
6.700%, 3/4/20	87,000	95,061
Northern Trust Corp. 4.625%, 5/1/14	20,000	21,841
Raymond James Financial, Inc. 8.600%, 8/15/19	61,000	74,493

		42,267,817

Commercial Banks (4.7%)
American Express Bank FSB 3.150%, 12/9/11	307,000	310,918
Bank of Nova Scotia 2.250%, 1/22/13	329,000	336,794
3.400%, 1/22/15	322,000	338,286
4.375%, 1/13/21	335,000	343,580
Barclays Bank plc 5.450%, 9/12/12	184,000	193,863
2.500%, 1/23/13	675,000	687,417
5.000%, 9/22/16	3,492,000	3,756,491
5.125%, 1/8/20	735,000	745,980
BB&T Corp. 3.375%, 9/25/13	92,000	95,904
3.200%, 3/15/16	515,000	526,828
3.950%, 4/29/16	46,000	48,139
4.900%, 6/30/17	307,000	328,873
BNP Paribas 3.600%, 2/23/16	465,000	470,194
5.000%, 1/15/21	460,000	462,487
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,385
Credit Suisse AG/New York 3.450%, 7/2/12	123,000	126,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

5.000%, 5/15/13	$614,000	$655,392
5.500%, 5/1/14	154,000	169,145
6.000%, 2/15/18	184,000	198,547
5.300%, 8/13/19	839,000	893,020
5.400%, 1/14/20	1,092,000	1,105,517
Fifth Third Bancorp 6.250%, 5/1/13	154,000	166,731
3.625%, 1/25/16	475,000	479,127
HSBC Bank USA/New York 4.625%, 4/1/14	184,000	196,134
KeyCorp 6.500%, 5/14/13	77,000	83,787
Kreditanstalt fuer Wiederaufbau 3.250%, 10/14/11	184,000	185,509
4.000%, 10/15/13	338,000	361,617
3.500%, 3/10/14	614,000	654,285
4.125%, 10/15/14	2,902,000	3,167,233
4.500%, 7/16/18	2,911,000	3,222,922
4.000%, 1/27/20	461,000	487,067
Landwirtschaftliche Rentenbank 3.250%, 3/15/13	285,000	297,519
4.125%, 7/15/13	2,949,000	3,148,698
5.125%, 2/1/17	154,000	175,934
Lloyds TSB Bank plc 4.875%, 1/21/16	375,000	383,539
6.375%, 1/21/21	370,000	385,190
National City Corp. 4.900%, 1/15/15	230,000	251,368
Oesterreichische Kontrollbank AG 4.750%, 10/16/12	246,000	259,608
5.000%, 4/25/17	2,854,000	3,228,987
PNC Funding Corp. 5.625%, 2/1/17	2,820,000	3,105,125
5.125%, 2/8/20	31,000	33,192
4.375%, 8/11/20	1,136,000	1,149,318
Regions Bank/Alabama 3.250%, 12/9/11	307,000	311,161
Royal Bank of Canada 2.100%, 7/29/13	61,000	62,588
2.625%, 12/15/15	380,000	386,037
Royal Bank of Scotland Group plc 5.000%, 10/1/14	184,000	181,615
6.400%, 10/21/19	1,125,000	1,155,557
Royal Bank of Scotland plc 3.400%, 8/23/13	225,000	230,231
3.950%, 9/21/15	2,910,000	2,923,663
6.125%, 1/11/21	230,000	235,776
SunTrust Banks, Inc./Georgia 7.250%, 3/15/18	154,000	177,665
U.S. Bancorp 2.000%, 6/14/13	455,000	464,821
4.200%, 5/15/14	77,000	82,932
2.450%, 7/27/15	465,000	469,360
UBS AG/Connecticut 2.250%, 8/12/13	250,000	254,303
5.875%, 7/15/16	2,690,000	2,950,698
5.875%, 12/20/17	307,000	336,770
5.750%, 4/25/18	1,154,000	1,251,141
4.875%, 8/4/20	250,000	252,862

	Principal Amount	Value (Note 1)

Wachovia Corp. 5.300%, 10/15/11	$154,000	$156,043
5.500%, 5/1/13	154,000	165,604
5.250%, 8/1/14	307,000	329,063
5.750%, 2/1/18	1,184,000	1,309,252
Wells Fargo & Co. 3.000%, 12/9/11	230,000	232,865
4.375%, 1/31/13	1,894,000	1,987,797
3.750%, 10/1/14	246,000	259,261
3.676%, 6/15/16	5,096,000	5,235,320
5.625%, 12/11/17	307,000	339,113
Wells Fargo Capital XIII 7.700%, 12/29/49 (l)	154,000	157,080
Westpac Banking Corp. 2.250%, 11/19/12	77,000	78,470
3.000%, 8/4/15	545,000	550,908
4.875%, 11/19/19	522,000	542,960

		56,379,828

Consumer Finance (1.4%)
Ally Financial, Inc. 1.750%, 10/30/12	184,000	187,124
2.200%, 12/19/12	307,000	314,793
American Express Co. 7.250%, 5/20/14	77,000	88,064
5.500%, 9/12/16	2,910,000	3,243,827
6.150%, 8/28/17	246,000	280,334
7.000%, 3/19/18	1,084,000	1,275,691
8.125%, 5/20/19	402,000	509,650
American Express Credit Corp. 5.875%, 5/2/13	462,000	497,362
7.300%, 8/20/13	384,000	427,388
Capital One Bank USA N.A. 8.800%, 7/15/19	865,000	1,061,564
Capital One Financial Corp. 7.375%, 5/23/14	154,000	175,842
6.150%, 9/1/16	31,000	34,200
6.750%, 9/15/17	154,000	178,045
Discover Financial Services 10.250%, 7/15/19	285,000	368,262
HSBC Finance Corp. 6.375%, 10/15/11	307,000	311,864
6.375%, 11/27/12	614,000	656,871
5.500%, 1/19/16	3,830,000	4,187,806
6.676%, 1/15/21§	376,000	385,781
ORIX Corp. 4.710%, 4/27/15	51,000	52,762
PACCAR Financial Corp. 1.950%, 12/17/12	31,000	31,558
SLM Corp. 5.000%, 10/1/13	307,000	319,280
6.250%, 1/25/16	410,000	425,375
8.450%, 6/15/18	31,000	34,026
8.000%, 3/25/20	392,000	420,931
Toyota Motor Credit Corp. 1.375%, 8/12/13	232,000	233,593
2.800%, 1/11/16	230,000	235,430
4.250%, 1/11/21	230,000	235,869

		16,173,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Diversified Financial Services (5.9%)
Allstate Life Global Funding Trusts 5.375%, 4/30/13	$184,000	$198,297
AngloGold Ashanti Holdings plc 5.375%, 4/15/20	17,000	16,738
Bank of America Corp. 2.100%, 4/30/12	307,000	311,813
3.125%, 6/15/12	768,000	788,999
4.900%, 5/1/13	461,000	485,648
4.500%, 4/1/15	2,000,000	2,091,000
6.500%, 8/1/16	215,000	239,779
5.625%, 10/14/16	399,000	427,033
5.650%, 5/1/18	461,000	486,046
7.625%, 6/1/19	614,000	711,253
5.625%, 7/1/20	5,650,000	5,833,693
Boeing Capital Corp. 6.500%, 2/15/12	92,000	95,413
BP Capital Markets plc 5.250%, 11/7/13	804,000	871,105
3.625%, 5/8/14	61,000	64,119
3.875%, 3/10/15	107,000	112,687
3.125%, 10/1/15	3,570,000	3,665,301
4.500%, 10/1/20	875,000	892,320
Caterpillar Financial Services Corp. 1.900%, 12/17/12	20,000	20,339
2.000%, 4/5/13	31,000	31,674
4.900%, 8/15/13	92,000	99,075
6.125%, 2/17/14	2,610,000	2,933,473
7.150%, 2/15/19	1,090,000	1,344,821
Citigroup Funding, Inc. 1.875%, 10/22/12	154,000	156,995
Citigroup, Inc.
2.875%, 12/9/11	461,000	466,437
2.125%, 4/30/12	614,000	623,681
5.300%, 10/17/12	307,000	322,197
5.500%, 4/11/13	1,589,000	1,687,003
6.500%, 8/19/13	154,000	167,484
5.000%, 9/15/14	1,447,000	1,516,395
5.500%, 10/15/14	369,000	401,281
4.750%, 5/19/15	1,625,000	1,718,538
5.850%, 8/2/16	2,954,000	3,242,745
6.125%, 11/21/17	230,000	254,024
6.125%, 5/15/18	315,000	346,887
8.500%, 5/22/19	154,000	190,907
5.375%, 8/9/20	1,655,000	1,727,097
ConocoPhillips Canada Funding Co. I 5.625%, 10/15/16	3,351,000	3,881,343
Credit Suisse USA, Inc. 6.500%, 1/15/12	92,000	94,884
5.375%, 3/2/16	530,000	588,746
5.850%, 8/16/16	2,982,000	3,358,197
General Electric Capital Corp. 5.000%, 11/15/11	307,000	311,842
3.000%, 12/9/11	461,000	466,641
5.875%, 2/15/12	154,000	159,216
2.200%, 6/8/12	307,000	312,692
6.000%, 6/15/12	307,000	322,794
5.250%, 10/19/12	399,000	420,636

	Principal Amount	Value (Note 1)

2.625%, 12/28/12	$614,000	$632,561
4.800%, 5/1/13	184,000	195,385
5.900%, 5/13/14	230,000	255,509
4.375%, 9/21/15	307,000	327,732
2.250%, 11/9/15	2,815,000	2,767,131
5.625%, 5/1/18	768,000	839,975
5.550%, 5/4/20	2,770,000	2,967,686
4.625%, 1/7/21	2,735,000	2,751,098
John Deere Capital Corp. 7.000%, 3/15/12	92,000	96,272
2.875%, 6/19/12	230,000	235,846
5.250%, 10/1/12	154,000	162,775
5.100%, 1/15/13	265,000	282,300
2.950%, 3/9/15	275,000	286,323
5.500%, 4/13/17	92,000	105,583
5.750%, 9/10/18	92,000	105,612
JPMorgan Chase & Co. 3.125%, 12/1/11	461,000	466,654
6.625%, 3/15/12	307,000	320,022
2.125%, 6/22/12	461,000	469,430
4.750%, 5/1/13	1,794,000	1,909,762
4.650%, 6/1/14	77,000	82,725
5.125%, 9/15/14	307,000	331,759
3.700%, 1/20/15	369,000	383,689
2.600%, 1/15/16	5,190,000	5,118,523
6.000%, 1/15/18	1,327,000	1,475,828
6.300%, 4/23/19	307,000	346,031
4.950%, 3/25/20	415,000	428,681
4.400%, 7/22/20	31,000	30,370
4.250%, 10/15/20	2,000,000	1,956,670
MUFG Capital Finance I Ltd. 6.346%, 7/29/49 (l)	307,000	311,998
NASDAQ OMX Group, Inc. 4.000%, 1/15/15	77,000	77,891
5.550%, 1/15/20	31,000	30,900
National Rural Utilities Cooperative Finance Corp. 5.500%, 7/1/13	345,000	375,847
3.050%, 3/1/16	375,000	386,715
5.450%, 2/1/18	31,000	34,697
Private Export Funding Corp. 4.950%, 11/15/15	31,000	34,985
4.300%, 12/15/21	31,000	32,491
TECO Finance, Inc. 4.000%, 3/15/16	26,000	27,225
5.150%, 3/15/20	20,000	21,209
Unilever Capital Corp. 4.800%, 2/15/19	154,000	168,796

		71,293,974

Insurance (1.5%)
ACE INA Holdings, Inc. 2.600%, 11/23/15	500,000	502,117
5.900%, 6/15/19	15,000	16,903
Aflac, Inc. 3.450%, 8/15/15	31,000	31,659
8.500%, 5/15/19	46,000	56,258
Allied World Assurance Co. Holdings Ltd./Bermuda 7.500%, 8/1/16	307,000	351,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Allstate Corp. 6.200%, 5/16/14	$77,000	$87,143
7.450%, 5/16/19	372,000	442,654
American Financial Group, Inc./Ohio 9.875%, 6/15/19	31,000	38,550
American International Group, Inc. 5.050%, 10/1/15	246,000	256,768
5.850%, 1/16/18	2,809,000	2,939,270
8.250%, 8/15/18	1,201,000	1,379,501
Berkshire Hathaway Finance Corp. 4.000%, 4/15/12	77,000	79,151
5.000%, 8/15/13	307,000	331,580
2.450%, 12/15/15	675,000	683,410
5.400%, 5/15/18	2,687,000	2,980,560
4.250%, 1/15/21	625,000	636,376
Berkshire Hathaway, Inc. 2.125%, 2/11/13	735,000	754,154
Chubb Corp. 5.750%, 5/15/18	184,000	207,748
CNA Financial Corp. 7.350%, 11/15/19	14,000	15,959
5.875%, 8/15/20	92,000	95,656
Genworth Financial, Inc. 6.515%, 5/22/18	396,000	393,736
Hartford Financial Services Group, Inc. 5.500%, 3/30/20	475,000	489,634
Lincoln National Corp. 8.750%, 7/1/19	320,000	403,807
6.250%, 2/15/20	15,000	16,498
Markel Corp. 7.125%, 9/30/19	61,000	69,663
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14	184,000	199,599
MetLife, Inc. 5.000%, 6/15/15	579,000	631,708
7.717%, 2/15/19	307,000	371,600
4.750%, 2/8/21	630,000	642,231
PartnerReinsurance Finance B LLC 5.500%, 6/1/20	46,000	46,455
Principal Life Income Funding Trusts 5.300%, 4/24/13	92,000	98,938
Prudential Financial, Inc. 2.750%, 1/14/13	31,000	31,635
5.100%, 9/20/14	92,000	100,020
3.875%, 1/14/15	41,000	42,795
6.200%, 1/15/15	9,000	10,076
6.000%, 12/1/17	478,000	536,470
7.375%, 6/15/19	170,000	201,604
5.375%, 6/21/20	610,000	642,636
Reinsurance Group of America, Inc. 6.450%, 11/15/19	31,000	33,667
Travelers Cos., Inc. 5.900%, 6/2/19	565,000	627,497

		17,477,491

	Principal Amount	Value (Note 1)

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc. 5.700%, 3/15/17	$61,000	$68,145
6.100%, 3/15/20	61,000	68,147
Boston Properties LP 4.125%, 5/15/21	360,000	343,854
Digital Realty Trust LP 4.500%, 7/15/15	61,000	63,487
Duke Realty LP 5.950%, 2/15/17	28,000	30,713
Entertainment Properties Trust 7.750%, 7/15/20	31,000	34,953
ERP Operating LP 5.125%, 3/15/16	384,000	418,631
HCP, Inc. 5.650%, 12/15/13	92,000	100,801
3.750%, 2/1/16	345,000	350,839
6.000%, 1/30/17	100,000	110,115
Health Care REIT, Inc. 6.200%, 6/1/16	390,000	433,021
Healthcare Realty Trust, Inc. 5.125%, 4/1/14	295,000	314,429
6.500%, 1/17/17	31,000	34,507
Hospitality Properties Trust 7.875%, 8/15/14	77,000	86,879
Kimco Realty Corp. 6.875%, 10/1/19	61,000	70,879
Liberty Property LP 4.750%, 10/1/20	61,000	61,200
Mack-Cali Realty LP 7.750%, 8/15/19	61,000	73,383
Simon Property Group LP 4.200%, 2/1/15	28,000	29,786
5.250%, 12/1/16	417,000	458,072
5.650%, 2/1/20	77,000	83,190
4.375%, 3/1/21	465,000	457,677

		3,692,708

Real Estate Management & Development (0.0%)
ProLogis LP 7.625%, 8/15/14	54,000	61,512
6.250%, 3/15/17	23,000	25,414
6.875%, 3/15/20	3,000	3,313

		90,239

Thrifts & Mortgage Finance (0.0%)
Western Corporate Federal Credit Union 1.750%, 11/2/12	92,000	93,448

Total Financials		207,468,797

Health Care (1.5%)
Biotechnology (0.0%)
Amgen, Inc. 4.850%, 11/18/14	92,000	102,820
5.700%, 2/1/19	92,000	104,191
4.500%, 3/15/20	15,000	15,469

		222,480

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc. 1.800%, 3/15/13	12,000	12,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.625%, 3/15/15	$92,000	$100,836
4.250%, 3/15/20	31,000	32,118
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	62,042
6.000%, 10/15/17	184,000	215,040
Medtronic, Inc. 3.000%, 3/15/15	615,000	642,405
St Jude Medical, Inc. 2.500%, 1/15/16	355,000	355,481
Stryker Corp. 3.000%, 1/15/15	31,000	32,246
4.375%, 1/15/20	31,000	32,451

		1,484,821

Health Care Providers & Services (0.2%)
Aetna, Inc. 6.000%, 6/15/16	92,000	105,373
CIGNA Corp. 5.125%, 6/15/20	40,000	42,251
Express Scripts, Inc. 6.250%, 6/15/14	307,000	345,720
McKesson Corp. 6.500%, 2/15/14	154,000	173,114
Medco Health Solutions, Inc. 7.125%, 3/15/18	31,000	36,224
4.125%, 9/15/20	520,000	501,323
Quest Diagnostics, Inc. 4.750%, 1/30/20	28,000	28,957
UnitedHealth Group, Inc. 6.000%, 2/15/18	154,000	174,618
4.700%, 2/15/21	620,000	646,370
WellPoint, Inc. 6.000%, 2/15/14	154,000	171,282
7.000%, 2/15/19	307,000	366,685

		2,591,917

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 5.000%, 7/15/20	355,000	372,635
Life Technologies Corp. 5.000%, 1/15/21	375,000	380,443

		753,078

Pharmaceuticals (1.1%)
Abbott Laboratories, Inc. 5.875%, 5/15/16	92,000	107,135
5.600%, 11/30/17	307,000	355,783
4.125%, 5/27/20	1,025,000	1,044,553
AstraZeneca plc 5.400%, 9/15/12	92,000	97,343
5.900%, 9/15/17	345,000	402,046
Bristol-Myers Squibb Co. 5.450%, 5/1/18	92,000	103,727
Eli Lilly and Co. 3.550%, 3/6/12	154,000	157,367
5.200%, 3/15/17	331,000	374,990
GlaxoSmithKline Capital, Inc. 4.850%, 5/15/13	321,000	345,157
5.650%, 5/15/18	304,000	346,753
Hospira, Inc. 6.400%, 5/15/15	14,000	15,907

	Principal Amount	Value (Note 1)

Johnson & Johnson 5.150%, 7/15/18	$457,000	$517,023
Merck & Co., Inc. 5.300%, 12/1/13	250,000	276,434
4.000%, 6/30/15	61,000	66,021
2.250%, 1/15/16	280,000	281,004
6.000%, 9/15/17	92,000	108,241
3.875%, 1/15/21	280,000	277,948
Novartis Capital Corp. 1.900%, 4/24/13	618,000	632,416
2.900%, 4/24/15	610,000	634,598
4.400%, 4/24/20	605,000	638,955
Novartis Securities Investment Ltd. 5.125%, 2/10/19	246,000	273,177
Pfizer, Inc. 4.450%, 3/15/12	154,000	158,388
4.500%, 2/15/14	154,000	167,300
5.350%, 3/15/15	154,000	173,631
6.200%, 3/15/19	574,000	671,438
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC 3.000%, 6/15/15	346,000	356,036
Teva Pharmaceutical Finance III LLC 1.500%, 6/15/12	31,000	31,291
Watson Pharmaceuticals, Inc. 5.000%, 8/15/14	64,000	69,515
6.125%, 8/15/19	52,000	58,554
Wyeth 5.500%, 3/15/13	612,000	660,228
5.500%, 2/15/16	3,177,000	3,620,814

		13,023,773

Total Health Care		18,076,069

Industrials (1.1%)
Aerospace & Defense (0.3%)
Boeing Co. 5.125%, 2/15/13	195,000	208,238
3.500%, 2/15/15	215,000	228,060
3.750%, 11/20/16	200,000	214,715
6.000%, 3/15/19	154,000	178,765
4.875%, 2/15/20	199,000	215,364
General Dynamics Corp. 4.250%, 5/15/13	92,000	98,172
5.375%, 8/15/15	305,000	344,653
Goodrich Corp. 4.875%, 3/1/20	31,000	32,713
Honeywell International, Inc. 4.250%, 3/1/13	246,000	260,356
5.000%, 2/15/19	154,000	169,319
ITT Corp. 4.900%, 5/1/14	20,000	21,818
6.125%, 5/1/19	28,000	32,857
Lockheed Martin Corp. 4.250%, 11/15/19	107,000	109,798
Northrop Grumman Corp. 3.700%, 8/1/14	46,000	48,813
5.050%, 8/1/19	26,000	28,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Raytheon Co. 6.400%, 12/15/18	$92,000	$108,723
4.400%, 2/15/20	31,000	32,082
Rockwell Collins, Inc. 5.250%, 7/15/19	15,000	16,461
United Technologies Corp. 4.875%, 5/1/15	565,000	628,429
5.375%, 12/15/17	92,000	104,981
6.125%, 2/1/19	154,000	180,097

		3,262,430

Air Freight & Logistics (0.1%)
FedEx Corp. 8.000%, 1/15/19	154,000	193,529
United Parcel Service, Inc. 4.500%, 1/15/13	462,000	488,166
3.125%, 1/15/21	525,000	498,591

		1,180,286

Airlines (0.0%)
Continental Airlines, Inc. 9.000%, 7/8/16	72,332	83,449
Delta Air Lines, Inc. 7.750%, 12/17/19	86,004	94,286

		177,735

Building Products (0.0%)
CRH America, Inc. 6.000%, 9/30/16	307,000	336,984
8.125%, 7/15/18	31,000	36,764

		373,748

Commercial Services & Supplies (0.1%)
Avery Dennison Corp. 5.375%, 4/15/20	31,000	33,157
Dartmouth College 4.750%, 6/1/19	15,000	16,188
Johns Hopkins University 5.250%, 7/1/19	69,000	76,894
Pitney Bowes, Inc. 4.750%, 1/15/16	461,000	491,515
5.750%, 9/15/17	71,000	77,681
R.R. Donnelley & Sons Co. 4.950%, 4/1/14	153,458	156,036
Republic Services, Inc. 5.500%, 9/15/19	96,000	104,652
Vanderbilt University 5.250%, 4/1/19	77,000	85,841
Waste Management, Inc. 5.000%, 3/15/14	31,000	33,714
6.100%, 3/15/18	154,000	174,667
Yale University 2.900%, 10/15/14	77,000	81,118

		1,331,463

Electrical Equipment (0.0%)
Emerson Electric Co. 4.125%, 4/15/15	31,000	33,735
4.875%, 10/15/19	230,000	251,191

		284,926

	Principal Amount	Value (Note 1)

Industrial Conglomerates (0.3%)
3M Co. 4.375%, 8/15/13	$31,000	$33,477
Cooper U.S., Inc. 5.250%, 11/15/12	31,000	32,825
General Electric Co. 5.000%, 2/1/13	2,531,000	2,686,401
5.250%, 12/6/17	230,000	254,799
Harsco Corp. 2.700%, 10/15/15	31,000	31,101
Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 8/15/18	154,000	182,494
Tyco Electronics Group S.A. 6.000%, 10/1/12	138,000	146,328
Tyco International Finance S.A. 6.000%, 11/15/13	92,000	101,703
4.125%, 10/15/14	46,000	48,932
3.375%, 10/15/15	31,000	31,880
8.500%, 1/15/19	92,000	116,630
Tyco International Ltd./Tyco International Finance S.A. 6.875%, 1/15/21	320,000	376,227

		4,042,797

Machinery (0.1%)
Danaher Corp. 5.625%, 1/15/18	154,000	174,786
Deere & Co. 4.375%, 10/16/19	271,000	286,922
Eaton Corp. 6.950%, 3/20/19	285,000	348,557
Snap-On, Inc. 6.125%, 9/1/21	61,000	69,328

		879,593

Professional Services (0.0%)
Equifax, Inc. 4.450%, 12/1/14	31,000	33,222

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	174,621
4.700%, 10/1/19	100,000	106,097
Canadian National Railway Co. 5.550%, 3/1/19	154,000	174,497
Canadian Pacific Railway Co. 7.250%, 5/15/19	20,000	24,034
CSX Corp. 6.250%, 4/1/15	301,000	344,633
7.375%, 2/1/19	307,000	374,215
JB Hunt Transport Services, Inc. 3.375%, 9/15/15	31,000	31,310
Norfolk Southern Corp. 7.700%, 5/15/17	61,000	75,749
5.750%, 4/1/18	154,000	174,345
5.900%, 6/15/19	20,000	22,931
Ryder System, Inc. 3.600%, 3/1/16	61,000	62,502
Union Pacific Corp. 6.125%, 2/15/20	154,000	179,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.000%, 2/1/21	$505,000	$511,047

		2,255,017

Total Industrials		13,821,217

Information Technology (1.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 5.500%, 2/22/16	301,000	342,239
4.950%, 2/15/19	169,000	183,498
4.450%, 1/15/20	754,000	784,491
Motorola Solutions, Inc. 6.000%, 11/15/17	92,000	104,685
Nokia Oyj 5.375%, 5/15/19	154,000	147,952

		1,562,865

Computers & Peripherals (0.5%)
Dell, Inc. 3.375%, 6/15/12	17,000	17,419
5.625%, 4/15/14	61,000	67,844
2.300%, 9/10/15	490,000	491,979
5.875%, 6/15/19	31,000	34,789
Hewlett-Packard Co. 4.500%, 3/1/13	184,000	194,865
6.125%, 3/1/14	3,775,000	4,234,655
4.750%, 6/2/14	307,000	335,017
3.750%, 12/1/20	660,000	641,705

		6,018,273

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp. 4.750%, 11/15/14	31,000	33,776
Arrow Electronics, Inc. 6.000%, 4/1/20	46,000	49,193
Corning, Inc. 6.625%, 5/15/19	6,000	6,988
4.250%, 8/15/20	20,000	20,077

		110,034

IT Services (0.5%)
Computer Sciences Corp. 5.500%, 3/15/13	77,000	81,797
Fiserv, Inc. 3.125%, 10/1/15	380,000	384,617
International Business Machines Corp. 4.750%, 11/29/12	92,000	97,239
1.000%, 8/5/13	370,000	371,064
2.000%, 1/5/16	380,000	377,779
5.700%, 9/14/17	3,561,000	4,140,179
Western Union Co. 5.930%, 10/1/16	310,000	350,529

		5,803,204

Office Electronics (0.1%)
Xerox Corp. 8.250%, 5/15/14	29,000	34,028
4.250%, 2/15/15	77,000	81,985
6.350%, 5/15/18	92,000	105,456
5.625%, 12/15/19	406,000	444,699

		666,168

	Principal Amount	Value (Note 1)

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc. 5.000%, 7/1/14	$77,000	$84,810
Maxim Integrated Products, Inc. 3.450%, 6/14/13	31,000	32,193

		117,003

Software (0.2%)
Adobe Systems, Inc. 3.250%, 2/1/15	31,000	32,302
4.750%, 2/1/20	38,000	39,189
Microsoft Corp. 0.875%, 9/27/13	285,000	285,501
2.950%, 6/1/14	58,000	61,296
2.500%, 2/8/16	285,000	291,631
4.200%, 6/1/19	54,000	56,787
4.000%, 2/8/21	280,000	285,406
Oracle Corp. 5.250%, 1/15/16	554,000	625,197
5.750%, 4/15/18	806,000	922,439

		2,599,748

Total Information Technology		16,877,295

Materials (1.4%)
Chemicals (0.8%)
Air Products and Chemicals, Inc. 4.375%, 8/21/19	61,000	63,738
Airgas, Inc. 2.850%, 10/1/13	31,000	31,782
Cabot Corp. 5.000%, 10/1/16	61,000	65,391
Dow Chemical Co. 7.600%, 5/15/14	2,733,000	3,169,285
8.550%, 5/15/19	1,060,000	1,366,811
E.I. du Pont de Nemours & Co. 5.000%, 7/15/13	207,000	224,061
3.250%, 1/15/15	77,000	80,685
5.250%, 12/15/16	201,000	227,198
6.000%, 7/15/18	353,000	407,348
4.625%, 1/15/20	31,000	32,759
3.625%, 1/15/21	235,000	228,111
Monsanto Co. 7.375%, 8/15/12	31,000	33,261
5.125%, 4/15/18	31,000	34,521
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	27,481
3.750%, 9/30/15	25,000	26,561
6.500%, 5/15/19	20,000	23,315
4.875%, 3/30/20	351,000	371,096
PPG Industries, Inc. 3.600%, 11/15/20	370,000	359,711
Praxair, Inc. 2.125%, 6/14/13	31,000	31,781
4.625%, 3/30/15	154,000	169,797
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	307,000	338,384
8.500%, 11/15/18	1,035,000	1,344,013
New Cingular Wireless Services, Inc. 8.125%, 5/1/12	92,000	97,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.050%, 3/15/21	$590,000	$602,892
Rohm & Haas Co. 5.600%, 3/15/13	246,000	263,550
Sherwin-Williams Co. 3.125%, 12/15/14	77,000	81,315
Valspar Corp. 7.250%, 6/15/19	61,000	71,261

		9,773,650

Containers & Packaging (0.0%)
Bemis Co., Inc. 5.650%, 8/1/14	17,000	18,700
6.800%, 8/1/19	14,000	16,130
Packaging Corp. of America 5.750%, 8/1/13	267,000	285,255

		320,085

Metals & Mining (0.5%)
Alcoa, Inc. 6.750%, 7/15/18	307,000	339,519
Allegheny Technologies, Inc. 9.375%, 6/1/19	46,000	58,285
ArcelorMittal S.A. 5.375%, 6/1/13	267,000	284,279
9.000%, 2/15/15	69,000	82,358
3.750%, 8/5/15	285,000	291,418
6.125%, 6/1/18	107,000	114,605
9.850%, 6/1/19	77,000	97,615
5.250%, 8/5/20	290,000	286,733
Barrick Gold Corp. 6.950%, 4/1/19	302,000	359,025
BHP Billiton Finance USA Ltd. 4.800%, 4/15/13	212,000	226,582
5.500%, 4/1/14	154,000	171,369
5.250%, 12/15/15	205,000	231,253
5.400%, 3/29/17	61,000	69,351
6.500%, 4/1/19	189,000	226,161
Cliffs Natural Resources, Inc. 4.800%, 10/1/20	17,000	17,090
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/1/17	307,000	335,397
Newmont Mining Corp. 5.125%, 10/1/19	92,000	98,809
Nucor Corp. 5.750%, 12/1/17	92,000	106,437
Rio Tinto Finance USA Ltd. 5.875%, 7/15/13	272,000	297,564
8.950%, 5/1/14	97,000	116,485
1.875%, 11/2/15	315,000	310,451
6.500%, 7/15/18	92,000	107,448
9.000%, 5/1/19	154,000	204,056
3.500%, 11/2/20	320,000	306,242
Southern Copper Corp. 5.375%, 4/16/20	17,000	17,413
Teck Resources Ltd. 4.500%, 1/15/21	650,000	655,200
Vale Overseas Ltd. 6.250%, 1/11/16	585,000	658,991
6.250%, 1/23/17	154,000	174,212

		6,244,348

	Principal Amount	Value (Note 1)

Paper & Forest Products (0.1%)
International Paper Co. 5.300%, 4/1/15	$181,000	$197,946
7.500%, 8/15/21	288,000	336,627

		534,573

Total Materials		16,872,656

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.6%)
AT&T Corp. 7.300%, 11/15/11	307,000	314,436
AT&T, Inc. 4.950%, 1/15/13	427,000	452,629
4.850%, 2/15/14	154,000	167,270
5.100%, 9/15/14	92,000	101,103
5.625%, 6/15/16	3,469,000	3,932,486
5.800%, 2/15/19	1,286,000	1,451,059
Deutsche Telekom International Finance B.V. 5.250%, 7/22/13	154,000	166,086
4.875%, 7/8/14	77,000	84,039
Embarq Corp. 7.082%, 6/1/16	457,000	508,010
France Telecom S.A. 4.375%, 7/8/14	154,000	166,775
5.375%, 7/8/19	345,000	386,042
Qwest Corp. 8.875%, 3/15/12	283,000	297,858
8.375%, 5/1/16	51,000	60,180
Telecom Italia Capital S.A. 5.250%, 11/15/13	242,000	254,045
6.175%, 6/18/14	61,000	65,641
5.250%, 10/1/15	244,000	253,668
7.175%, 6/18/19	236,000	260,565
Telefonica Emisiones S.A.U. 2.582%, 4/26/13	330,000	333,413
4.949%, 1/15/15	40,000	42,566
6.421%, 6/20/16	3,094,000	3,454,578
5.877%, 7/15/19	60,000	63,006
5.134%, 4/27/20	81,000	80,293
5.462%, 2/16/21	370,000	375,615
Verizon Communications, Inc. 7.375%, 9/1/12	184,000	197,884
5.250%, 4/15/13	497,000	533,650
5.550%, 2/15/16	675,000	760,403
5.500%, 2/15/18	2,962,000	3,294,289
6.100%, 4/15/18	92,000	105,427
6.350%, 4/1/19	654,000	759,690

		18,922,706

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V. 3.625%, 3/30/15	355,000	372,025
5.625%, 11/15/17	154,000	172,811
5.000%, 3/30/20	355,000	370,336
American Tower Corp. 4.625%, 4/1/15	23,000	24,214
4.500%, 1/15/18	430,000	429,800
5.050%, 9/1/20	61,000	60,083

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Rogers Communications, Inc. 6.800%, 8/15/18	$514,000	$606,504
Vodafone Group plc 5.000%, 12/16/13	272,000	295,963
4.150%, 6/10/14	123,000	131,972
5.750%, 3/15/16	265,000	299,544
5.625%, 2/27/17	184,000	206,181
5.450%, 6/10/19	271,000	301,196

		3,270,629

Total Telecommunication Services		22,193,335

Utilities (1.2%)
Electric Utilities (1.0%)
Ameren Energy Generating Co. 6.300%, 4/1/20	31,000	30,572
Arizona Public Service Co. 8.750%, 3/1/19	154,000	197,716
Baltimore Gas & Electric Co. 6.125%, 7/1/13	154,000	168,379
CenterPoint Energy Houston Electric LLC 7.000%, 3/1/14	154,000	176,073
Columbus Southern Power Co. 5.500%, 3/1/13	92,000	98,382
Commonwealth Edison Co. 4.000%, 8/1/20	49,000	48,528
Consolidated Edison Co. of New York, Inc.
Series 02-B 7.125%, 12/1/18	307,000	377,704
Consumers Energy Co. 6.700%, 9/15/19	154,000	184,718
Duke Energy Carolinas LLC 7.000%, 11/15/18	154,000	188,043
Duke Energy Corp. 5.650%, 6/15/13	184,000	199,537
3.350%, 4/1/15	31,000	32,195
Duke Energy Indiana, Inc. 3.750%, 7/15/20	1,065,000	1,056,296
Duke Energy Ohio, Inc. 5.700%, 9/15/12	92,000	97,397
Exelon Corp. 4.900%, 6/15/15	447,000	480,635
Exelon Generation Co. LLC 6.200%, 10/1/17	154,000	173,729
5.200%, 10/1/19	465,000	485,275
FirstEnergy Corp. Series B 6.450%, 11/15/11	4,000	4,075
FirstEnergy Solutions Corp. 4.800%, 2/15/15	501,000	537,517
6.050%, 8/15/21	123,000	132,354
Florida Power Corp. 5.650%, 6/15/18	154,000	175,690
4.550%, 4/1/20	15,000	15,763
Georgia Power Co.
4.250%, 12/1/19	618,000	644,243
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	183,666

	Principal Amount	Value (Note 1)

MidAmerican Energy Holdings Co.
3.150%, 7/15/12	$69,000	$70,655
5.875%, 10/1/12	184,000	195,121
Nevada Power Co.
6.500%, 8/1/18	92,000	107,593
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,334
6.000%, 3/1/19	379,000	421,970
Northern States Power Co.
1.950%, 8/15/15	31,000	30,857
5.250%, 3/1/18	92,000	102,413
NSTAR
4.500%, 11/15/19	31,000	32,073
Ohio Power Co.
5.375%, 10/1/21	351,000	378,095
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	31,000	32,331
7.000%, 9/1/22	154,000	183,601
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	394,042
PacifiCorp
5.650%, 7/15/18	154,000	175,408
Portland General Electric Co.
6.100%, 4/15/19	77,000	89,337
PPL Energy Supply LLC
6.200%, 5/15/16	550,000	616,651
6.500%, 5/1/18	31,000	34,976
Progress Energy, Inc.
5.625%, 1/15/16	240,000	270,617
4.400%, 1/15/21	270,000	272,974
PSEG Power LLC
2.500%, 4/15/13	23,000	23,424
5.125%, 4/15/20	25,000	26,235
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	16,498
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	24,436
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	100,457
5.300%, 5/1/18	154,000	172,284
Southern California Edison Co.
5.750%, 3/15/14	184,000	205,845
Southern Co.
5.300%, 1/15/12	154,000	157,864
4.150%, 5/15/14	23,000	24,639
Southern Natural Gas Co.
5.900%, 4/1/17§	154,000	175,044
Tampa Electric Co.
6.100%, 5/15/18	31,000	35,594
Union Electric Co.
6.700%, 2/1/19	442,000	519,012
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	237,000	251,751
5.400%, 1/15/16	225,000	255,672
Series B 5.000%, 6/30/19	61,000	66,183
Wisconsin Electric Power Co. 4.250%, 12/15/19	31,000	32,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Wisconsin Power & Light Co. 5.000%, 7/15/19	$31,000	$33,870

		11,233,849

Gas Utilities (0.0%)
Boardwalk Pipelines LP 5.750%, 9/15/19	61,000	65,963
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	172,718
4.500%, 1/15/21§	79,000	79,560

		318,241

Independent Power Producers & Energy Traders (0.0%)
Tennessee Valley Authority 5.500%, 7/18/17	184,000	214,942

Multi-Utilities (0.2%)
Alliant Energy Corp. 4.000%, 10/15/14	31,000	32,612
Avista Corp. 5.125%, 4/1/22	35,000	37,280
Dominion Resources, Inc. 5.000%, 12/1/14	92,000	101,449
8.875%, 1/15/19	154,000	199,367
5.200%, 8/15/19	239,000	260,272
DTE Energy Co. 7.625%, 5/15/14	23,000	26,548
6.350%, 6/1/16	92,000	106,693
National Grid plc 6.300%, 8/1/16	154,000	176,896
NiSource Finance Corp. 10.750%, 3/15/16	307,000	401,156
5.450%, 9/15/20	31,000	32,651
6.125%, 3/1/22	31,000	34,152
Sempra Energy 6.000%, 2/1/13	92,000	98,628
6.500%, 6/1/16	181,000	209,614
Xcel Energy, Inc. 4.700%, 5/15/20	615,000	639,460

		2,356,778

Total Utilities		14,123,810

Total Corporate Bonds		385,651,930

Government Securities (64.9%)
Agency ABS (8.2%)
Federal Home Loan Bank 1.125%, 5/18/12	154,000	155,094
1.750%, 8/22/12	23,494,000	23,867,437
4.500%, 11/15/12	614,000	647,796
1.625%, 3/20/13	154,000	157,072
1.875%, 6/21/13	154,000	158,136
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	61,000	61,406
1.375%, 1/9/13	614,000	623,013
1.125%, 1/14/13	154,000	154,044
0.750%, 3/28/13	37,850,000	38,044,322
1.400%, 11/18/13	61,000	61,083
1.625%, 1/21/14	31,000	31,021
2.875%, 2/9/15	230,000	242,194
2.250%, 8/12/15	31,000	31,080

	Principal Amount	Value (Note 1)

2.000%, 8/25/15	$31,000	$30,954
2.125%, 8/25/15	61,000	61,187
Federal National Mortgage Association
1.000%, 4/4/12	200,000	201,057
1.250%, 6/22/12	154,000	155,382
1.750%, 2/22/13	614,000	626,804
1.375%, 7/19/13	154,000	154,077
1.250%, 7/29/13	123,000	123,096
1.200%, 9/27/13	92,000	92,189
1.125%, 9/30/13	921,000	931,228
1.125%, 10/8/13	61,000	61,670
1.000%, 10/15/13	61,000	61,213
1.350%, 2/24/14	61,000	61,848
1.550%, 8/12/14	61,000	61,069
1.750%, 8/18/14	31,000	31,054
2.150%, 8/4/15	31,000	31,363
2.000%, 8/5/15	61,000	61,119
2.125%, 8/5/15	31,000	31,058
2.000%, 8/24/15	61,000	61,179
1.875%, 10/15/15	61,000	61,147
2.000%, 3/28/16	31,000	30,895
2.375%, 4/11/16	30,200,000	30,828,613
2.350%, 9/23/16	31,000	31,098

		98,022,998

Foreign Governments (1.1%)
Canadian Government Bond 2.375%, 9/10/14	215,000	223,723
Export-Import Bank of Korea 8.125%, 1/21/14	2,756,000	3,150,455
Federative Republic of Brazil 10.250%, 6/17/13	307,000	362,260
6.000%, 1/17/17	2,355,000	2,753,937
8.000%, 1/15/18	298,667	359,147
8.875%, 10/14/19	246,000	337,635
Japan Finance Corp. 4.250%, 6/18/13	184,000	196,142
Province of British Columbia 2.850%, 6/15/15	46,000	48,247
Province of Manitoba 5.000%, 2/15/12	184,000	189,146
Province of Nova Scotia 5.125%, 1/26/17	92,000	104,621
Province of Ontario 2.625%, 1/20/12	461,000	466,621
4.950%, 6/1/12	154,000	160,269
4.100%, 6/16/14	307,000	332,517
4.950%, 11/28/16	184,000	207,502
4.000%, 10/7/19	123,000	127,803
Province of Quebec 4.875%, 5/5/14	184,000	203,303
4.625%, 5/14/18	184,000	203,009
Republic of Chile 5.500%, 1/15/13	154,000	163,933
Republic of Italy 4.375%, 6/15/13	307,000	323,856
5.250%, 9/20/16	399,000	432,597
Republic of Korea 5.750%, 4/16/14	154,000	169,545
7.125%, 4/16/19	154,000	184,880
Republic of Panama 5.200%, 1/30/20	462,000	506,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Republic of Peru 8.375%, 5/3/16	$230,000	$283,475
7.125%, 3/30/19	77,000	92,631
Republic of Poland 5.000%, 10/19/15	307,000	332,328
6.375%, 7/15/19	43,000	49,127
Republic of South Africa
5.875%, 5/30/22	215,000	238,113
State of Israel
5.125%, 3/1/14	31,000	33,580
5.125%, 3/26/19	138,000	147,726
United Mexican States
6.375%, 1/16/13	92,000	99,130
5.875%, 2/17/14	230,000	254,955
5.625%, 1/15/17	338,000	384,137
5.950%, 3/19/19	307,000	352,283

		13,475,447

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	31,000	33,321
6.918%, 4/1/40	31,000	33,770
6.263%, 4/1/49	92,000	98,988
7.043%, 4/1/50	61,000	66,790
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	61,000	63,119
City & County of Denver, Colorado
5.650%, 8/1/30	31,000	31,651
City of Chicago, Illinois
6.845%, 1/1/38	38,000	38,980
6.395%, 1/1/40	21,000	21,829
Clark County, Nevada Airport
6.881%, 7/1/42	61,000	62,407
Los Angeles, California Community College District
6.600%, 8/1/42	31,000	34,506
6.750%, 8/1/49	61,000	69,485
Los Angeles, California Unified School District
5.755%, 7/1/29	31,000	31,248
5.750%, 7/1/34	77,000	75,894
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	45,000	45,213
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	46,000	47,418
Metropolitan Transportation Authority
6.548%, 11/15/31	31,000	33,535
6.648%, 11/15/39	31,000	32,865
6.668%, 11/15/39	23,000	25,003
Metropolitan Washington Airports Authority
7.462%, 10/1/46	89,000	87,937
Municipal Electric Authority of Georgia
6.637%, 4/1/57	38,000	36,429
7.055%, 4/1/57	61,000	57,003
New Jersey Economic Development Authority
7.425%, 2/15/29	138,000	153,711
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	31,000	33,448

	Principal Amount	Value (Note 1)

New York City Municipal Water Finance Authority
5.724%, 6/15/42	$38,000	$39,335
6.011%, 6/15/42	11,000	12,058
New York City Transitional Finance Authority
5.508%, 8/1/37	92,000	92,962
New York State Dormitory Authority
5.500%, 3/15/30	31,000	31,524
5.600%, 3/15/40	31,000	31,888
New York State Urban Development Corp.
5.770%, 3/15/39	18,000	18,774
North Texas Tollway Authority
6.718%, 1/1/49	88,000	95,882
Ohio State University
4.910%, 6/1/40	61,000	57,956
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	69,000	66,141
5.561%, 12/1/49	92,000	86,579
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	18,000	16,657
San Diego County, California Water Authority
6.138%, 5/1/49	31,000	32,944
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	123,000	124,439
State of California
7.350%, 11/1/39	61,000	68,024
State of Georgia
4.503%, 11/1/25	31,000	31,654
State of Illinois
2.766%, 1/1/12	31,000	31,155
3.321%, 1/1/13	31,000	31,560
4.071%, 1/1/14	31,000	32,038
4.421%, 1/1/15	31,000	31,704
State of Massachusetts
5.456%, 12/1/39	77,000	78,988
State of New York
5.206%, 10/1/31	46,000	44,448
State of Washington
5.090%, 8/1/33	31,000	31,004
5.481%, 8/1/39	61,000	61,675
5.140%, 8/1/40	31,000	30,658
University of Texas
4.794%, 8/15/46	55,000	52,227
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	123,000	125,845

		2,572,669

Supranational (2.8%)
African Development Bank
1.875%, 1/23/12	307,000	309,523
3.000%, 5/27/14	3,017,000	3,183,228
Asian Development Bank
4.250%, 10/20/14	2,894,000	3,177,126
5.500%, 6/27/16	307,000	358,034
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	169,485
8.125%, 6/4/19	46,000	56,109
Eksportfinans ASA
5.500%, 5/25/16	1,055,000	1,205,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

European Investment Bank
1.750%, 9/14/12	$307,000	$311,560
3.250%, 5/15/13	307,000	321,492
4.250%, 7/15/13	2,941,000	3,148,992
3.000%, 4/8/14	307,000	322,786
3.125%, 6/4/14	154,000	162,885
2.875%, 1/15/15	307,000	322,989
4.875%, 1/17/17	1,814,000	2,055,523
5.125%, 5/30/17	399,000	458,311
Export Development Canada
1.750%, 9/24/12	307,000	312,421
3.500%, 5/16/13	2,984,000	3,145,915
Inter-American Development Bank
4.375%, 9/20/12	184,000	192,734
4.750%, 10/19/12	307,000	323,888
3.500%, 3/15/13	307,000	322,288
5.125%, 9/13/16	2,787,000	3,197,439
3.875%, 2/14/20	307,000	325,351
International Bank for Reconstruction & Development
2.000%, 4/2/12	614,000	621,697
5.000%, 4/1/16	2,804,000	3,186,401
International Finance Corp.
3.000%, 4/22/14	3,007,000	3,178,661
Korea Development Bank
5.300%, 1/17/13	184,000	193,692
Nordic Investment Bank
3.625%, 6/17/13	2,979,000	3,149,247
Svensk Exportkredit AB
5.125%, 3/1/17	92,000	104,151

		33,817,518

U.S. Government Agencies (2.5%)
Federal Farm Credit Bank
1.125%, 10/3/11	61,000	61,145
1.875%, 12/7/12	92,000	93,937
2.625%, 4/17/14	307,000	321,779
Federal Home Loan Bank
4.875%, 11/18/11	614,000	625,080
2.250%, 4/13/12	614,000	623,337
1.875%, 6/20/12	154,000	156,306
1.625%, 11/21/12	200,000	203,408
5.125%, 8/14/13	399,000	437,567
4.000%, 9/6/13	491,000	526,567
5.250%, 6/18/14	1,228,000	1,384,042
5.500%, 8/13/14	399,000	454,778
4.750%, 12/16/16	154,000	174,743
4.875%, 5/17/17	461,000	526,974
5.000%, 11/17/17	614,000	705,307
5.500%, 7/15/36	92,000	101,020
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	184,000	184,828
2.125%, 3/23/12	921,000	933,088
1.750%, 6/15/12	307,000	311,199
4.125%, 12/21/12	1,536,000	1,619,271
3.750%, 6/28/13	307,000	327,197
4.500%, 1/15/14	1,536,000	1,679,567
2.500%, 4/23/14	307,000	320,604
5.000%, 7/15/14	614,000	686,348
4.750%, 11/17/15	921,000	1,036,577
5.500%, 7/18/16	307,000	356,904
5.000%, 4/18/17	123,000	140,676

	Principal Amount	Value (Note 1)

5.125%, 11/17/17	$768,000	$881,792
4.250%, 12/12/18	307,000	311,525
3.750%, 3/27/19	6,570,000	6,951,894
Federal National Mortgage Association
1.000%, 11/23/11	180,000	180,653
2.000%, 1/9/12	921,000	929,612
5.000%, 2/16/12	798,000	821,267
1.875%, 4/20/12	230,000	232,889
1.750%, 8/10/12	614,000	623,527
4.625%, 10/15/13	1,597,000	1,741,537
2.750%, 2/5/14	921,000	968,435
3.000%, 9/16/14	307,000	325,921
2.625%, 11/20/14	230,000	241,203
4.375%, 10/15/15	921,000	1,020,616
5.000%, 2/13/17	307,000	350,533
5.000%, 5/11/17	491,000	561,634

		30,135,287

U.S. Treasuries (50.1%)
U.S. Treasury Bonds
11.250%, 2/15/15	522,000	709,634
8.125%, 8/15/19	1,013,000	1,417,804
3.625%, 2/15/20	35,035,800	37,064,057
8.500%, 2/15/20	1,228,000	1,764,483
8.750%, 8/15/20	1,413,000	2,070,928
7.875%, 2/15/21	768,000	1,077,180
8.125%, 5/15/21	461,000	658,294
8.125%, 8/15/21	307,000	439,394
8.000%, 11/15/21	1,474,000	2,098,837
7.250%, 8/15/22	307,000	418,383
U.S. Treasury Notes
1.875%, 6/15/12	34,301,000	34,838,291
0.625%, 6/30/12	6,240,000	6,264,398
1.500%, 7/15/12	4,515,000	4,573,907
0.625%, 7/31/12	5,885,000	5,909,128
4.625%, 7/31/12	184,000	192,690
1.750%, 8/15/12	4,950,000	5,032,759
4.375%, 8/15/12	614,000	642,350
0.375%, 8/31/12	5,525,000	5,532,337
4.125%, 8/31/12	307,000	320,791
1.375%, 9/15/12	5,251,000	5,319,919
0.375%, 9/30/12	5,615,000	5,621,362
1.375%, 10/15/12	5,986,000	6,068,307
0.375%, 10/31/12	5,455,000	5,460,330
1.375%, 11/15/12	6,190,000	6,279,223
4.000%, 11/15/12	1,013,000	1,063,887
0.500%, 11/30/12	5,085,000	5,097,514
1.125%, 12/15/12	6,020,000	6,087,960
0.625%, 12/31/12	5,470,000	5,492,438
3.625%, 12/31/12	1,228,000	1,287,913
0.625%, 1/31/13	5,470,000	5,491,579
3.875%, 2/15/13	1,628,000	1,719,765
2.750%, 2/28/13	1,228,000	1,275,920
1.375%, 3/15/13	5,801,000	5,896,194
1.750%, 4/15/13	5,400,000	5,527,008
3.125%, 4/30/13	768,000	805,710
1.375%, 5/15/13	5,445,000	5,539,852
3.500%, 5/31/13	614,000	649,569
1.125%, 6/15/13	4,775,000	4,836,741
3.375%, 6/30/13	1,228,000	1,299,378
1.000%, 7/15/13	1,536,000	1,552,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.375%, 7/31/13	$921,000	$976,620
4.250%, 8/15/13	4,260,000	4,598,138
3.125%, 8/31/13	1,536,000	1,622,520
3.125%, 9/30/13	1,321,000	1,397,370
2.750%, 10/31/13	9,386,000	9,855,300
0.500%, 11/15/13	4,530,000	4,519,028
4.250%, 11/15/13	9,228,000	10,017,428
1.000%, 1/15/14	5,015,000	5,059,272
1.750%, 1/31/14	2,918,000	2,998,928
4.000%, 2/15/14	4,043,000	4,391,709
1.875%, 2/28/14	31,825,000	32,817,049
1.750%, 3/31/14	9,880,000	10,154,783
1.875%, 4/30/14	4,536,000	4,677,750
4.750%, 5/15/14	1,843,000	2,051,921
2.250%, 5/31/14	4,399,000	4,585,614
2.625%, 6/30/14	4,945,000	5,210,408
2.625%, 7/31/14	5,397,000	5,689,199
4.250%, 8/15/14	1,720,000	1,901,002
2.375%, 8/31/14	5,948,000	6,223,559
2.375%, 9/30/14	6,081,000	6,364,144
2.375%, 10/31/14	6,058,000	6,335,814
4.250%, 11/15/14	1,536,000	1,701,240
2.125%, 11/30/14	6,491,000	6,732,387
2.625%, 12/31/14	6,080,000	6,408,697
2.250%, 1/31/15	5,990,000	6,232,877
4.000%, 2/15/15	4,358,000	4,803,335
2.375%, 2/28/15	6,550,000	6,842,720
2.500%, 3/31/15	6,430,000	6,745,456
2.500%, 4/30/15	6,295,000	6,601,881
2.125%, 5/31/15	41,825,000	43,236,594
1.875%, 6/30/15	4,850,000	4,963,674
1.750%, 7/31/15	4,660,000	4,738,987
4.250%, 8/15/15	6,840,000	7,635,684
1.250%, 8/31/15	5,445,000	5,420,753
1.250%, 9/30/15	8,865,000	8,807,519
1.250%, 10/31/15	8,690,000	8,616,674
1.375%, 11/30/15	8,550,000	8,507,917
2.125%, 12/31/15	15,000,000	15,398,430
2.000%, 1/31/16	8,150,000	8,308,542
2.125%, 2/29/16	10,670,000	10,923,413
3.125%, 10/31/16	4,565,000	4,852,453
3.125%, 1/31/17	4,530,000	4,803,213
2.750%, 12/31/17	4,545,000	4,666,438

	Principal Amount	Value (Note 1)

2.625%, 1/31/18	$4,550,000	$4,630,690
3.500%, 2/15/18	6,615,000	7,097,174
4.000%, 8/15/18	6,430,000	7,086,059
3.750%, 11/15/18	7,706,000	8,347,763
2.750%, 2/15/19	8,508,000	8,589,753
3.125%, 5/15/19	8,735,000	9,018,888
3.625%, 8/15/19	8,585,000	9,147,051
3.375%, 11/15/19	7,411,000	7,725,967
3.500%, 5/15/20	7,420,000	7,746,332
2.625%, 8/15/20	10,325,000	9,994,280
2.625%, 11/15/20	10,315,000	9,934,634

		601,113,573

Total Government Securities		779,137,492

Total Long-Term Debt Securities (97.1%) (Cost $1,138,921,348)		1,164,789,422

SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 7/1/11
(Cost $17,802,880)	17,802,880	17,802,880

Total Investments (98.6%)
(Cost $1,156,724,228)		1,182,592,302
Other Assets Less Liabilities (1.4%)		16,651,349

Net Assets (100%)		$1,199,243,651

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $2,541,204 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.

Glossary:

ABS	— Asset-Backed Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	3,296	September-11	$400,870,463	$403,193,500	$(2,323,037)
2 Year U.S. Treasury Notes	1,459	September-11	319,153,799	320,022,531	(868,732)
5 Year U.S. Treasury Notes	1,634	September-11	193,409,240	194,765,141	(1,355,901)

					$(4,547,670)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$19,489,205	$—	$19,489,205
Consumer Staples	—	31,839,139	—	31,839,139
Energy	—	24,890,407	—	24,890,407
Financials	—	207,468,797	—	207,468,797
Health Care	—	18,076,069	—	18,076,069
Industrials	—	13,821,217	—	13,821,217
Information Technology	—	16,877,295	—	16,877,295
Materials	—	16,872,656	—	16,872,656
Telecommunication Services	—	22,193,335	—	22,193,335
Utilities	—	14,123,810	—	14,123,810
Government Securities
Agency ABS	—	98,022,998	—	98,022,998
Foreign Governments	—	13,475,447	—	13,475,447
Municipal Bonds	—	2,572,669	—	2,572,669
Supranational	—	33,817,518	—	33,817,518
U.S. Government Agencies	—	30,135,287	—	30,135,287
U.S. Treasuries	—	601,113,573	—	601,113,573
Short-Term Investments	—	17,802,880	—	17,802,880

Total Assets	$—	$1,182,592,302	$—	$1,182,592,302

Liabilities:
Futures	(4,547,670)	—	—	(4,547,670)

Total Liabilities	$(4,547,670)	$—	$—	$(4,547,670)

Total	$(4,547,670)	$1,182,592,302	$—	$1,178,044,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(4,547,670	)*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(4,547,670)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$(25,704,873)	$—	$—	$(25,704,873)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(25,704,873)	$—	$—	$(25,704,873)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$2,764,899	$—	$—	$2,764,899
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,764,899	$—	$—	$2,764,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $799,297,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$425,660,522
Long-term U.S. Treasury securities	458,322,597

$883,983,119

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$486,732,135
Long-term U.S. Treasury securities	204,469,053

$691,201,188

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,257,239
Aggregate gross unrealized depreciation	(1,427,225)

Net unrealized appreciation	$25,830,014

Federal income tax cost of investments	$1,156,762,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,156,724,228)	$1,182,592,302
Cash held as collateral at broker	1,019,350
Due from broker for futures variation margin	6,699,673
Dividends, interest and other receivables	10,032,595
Other assets	9,817

Total assets	1,200,353,737

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	491,542
Investment management fees payable	447,083
Administrative fees payable	151,699
Accrued expenses	19,762

Total liabilities	1,110,086

NET ASSETS	$1,199,243,651

Net assets were comprised of:
Paid in capital	1,187,915,953
Accumulated undistributed net investment income (loss)	11,003,630
Accumulated undistributed net realized gain (loss) on investments and futures	(20,996,336)
Unrealized appreciation (depreciation) on investments and futures	21,320,404

Net assets	$1,199,243,651

Class IA
Net asset value, offering and redemption price per share, $1,199,243,651 / 123,436,622 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $12,778 foreign withholding tax)	$14,743,202

EXPENSES
Investment management fees	2,740,294
Administrative fees	929,548
Printing and mailing expenses	48,282
Professional fees	22,228
Trustees’ fees	13,876
Custodian fees	13,399
Miscellaneous	9,946

Total expenses	3,777,573

NET INVESTMENT INCOME (LOSS)	10,965,629

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,373,495
Futures	(25,704,873)

Net realized gain (loss)	(20,331,378)

Change in unrealized appreciation (depreciation) on:
Securities	6,258,621
Futures	(2,764,899)

Net change in unrealized appreciation (depreciation)	3,493,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,837,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,872,027)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	October 25, 2010* to December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,965,629	$4,281,769
Net realized gain (loss) on investments and futures	(20,331,378)	(13,432)
Net change in unrealized appreciation (depreciation) on investments and futures	3,493,722	(26,155,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,872,027)	(21,886,712)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,866,394)

Distributions from net realized capital gains
Class IA	—	(2,318)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,868,712)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,801,350 and 56,656,752 shares]	124,796,235	564,465,842
Capital shares sold in-kind (Note 8) [ 0 and 66,291,688 shares]	—	662,916,880
Capital shares issued in reinvestment of dividends and distributions [ 0 and 504,289 shares]	—	4,868,712
Capital shares repurchased [ (9,502,195) and (3,316,262) shares]	(92,507,758)	(32,678,809)

Total Class IA transactions	32,288,477	1,199,572,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	32,288,477	1,199,572,625

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,416,450	1,172,817,201
NET ASSETS:
Beginning of period	1,172,827,201	10,000

End of period (a)	$1,199,243,651	$1,172,827,201

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,003,630	$38,001

* The Portfolio commenced operations on October 25, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	October 25, 2010* to December 31, 2010
Net asset value, beginning of period	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.13)	(0.24)

Total from investment operations	(0.04)	(0.20)

Less distributions:
Dividends from net investment income	—	(0.04)
Distributions from net realized gains	—	— #

Total dividends and distributions	—	(0.04)

Net asset value, end of period	$9.72	$9.76

Total return (b)	(0.41)%	(1.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,199,244	$1,172,827
Ratio of expenses to average net assets (a)	0.62%	0.64%
Ratio of net investment income (loss) to average net assets (a)	1.80%	2.16%
Portfolio turnover rate	62%	17%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	12.4%
Industrials	6.3
Materials	6.3
Consumer Staples	5.6
Consumer Discretionary	5.3
Health Care	4.6
Energy	4.3
Telecommunication Services	2.9
Utilities	2.6
Information Technology	2.3
Cash and Other	47.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,055.00	$3.16
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.62%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.5%)
AGL Energy Ltd.	57,583	$906,308
Alumina Ltd.	308,147	705,489
Amcor Ltd.	146,544	1,134,024
AMP Ltd.	335,038	1,764,340
Asciano Ltd.	339,513	600,961
ASX Ltd.	20,624	674,572
Australia & New Zealand Banking Group Ltd.	311,038	7,345,640
Bendigo and Adelaide Bank Ltd.	46,801	445,889
BGP Holdings plc*†	810,676	—
BHP Billiton Ltd.	384,915	18,192,340
BlueScope Steel Ltd.	211,480	274,573
Boral Ltd.	82,759	392,200
Brambles Ltd.	172,285	1,338,468
Caltex Australia Ltd.	17,256	218,344
CFS Retail Property Trust (REIT)	229,887	448,563
Coca-Cola Amatil Ltd.	71,218	873,866
Cochlear Ltd.	7,250	559,634
Commonwealth Bank of Australia	186,693	10,507,435
Computershare Ltd.	51,783	492,954
Crown Ltd.	54,884	526,975
CSL Ltd.	65,587	2,324,731
Dexus Property Group (REIT)	565,483	535,084
Echo Entertainment Group Ltd.*	86,979	383,419
Fairfax Media Ltd.	282,238	298,106
Fortescue Metals Group Ltd.	154,797	1,061,775
Foster’s Group Ltd.	227,400	1,258,868
Goodman Group (REIT)	803,468	608,055
GPT Group (REIT)	200,235	680,263
Harvey Norman Holdings Ltd.	72,426	193,845
Iluka Resources Ltd.	49,471	897,470
Incitec Pivot Ltd.	191,160	796,620
Insurance Australia Group Ltd.	259,093	948,222
Leighton Holdings Ltd.	17,378	390,214
Lend Lease Group	62,879	607,755
Lynas Corp., Ltd.*†	195,497	370,715
MacArthur Coal Ltd.	19,180	226,732
Macquarie Group Ltd.	41,478	1,396,663
MAp Group	43,455	156,276
Metcash Ltd.	83,150	370,571
Mirvac Group (REIT)	395,522	531,745
National Australia Bank Ltd.	259,937	7,171,738
Newcrest Mining Ltd.	92,433	3,751,905
OneSteel Ltd.	170,636	340,076
Orica Ltd.	45,025	1,305,773
Origin Energy Ltd.	129,707	2,205,665
OZ Minerals Ltd.	40,983	585,198
Paladin Energy Ltd.*	86,342	235,050
Qantas Airways Ltd.*	124,796	247,372
QBE Insurance Group Ltd.	125,380	2,327,682
QR National Ltd.*	199,430	724,532
Ramsay Health Care Ltd.	14,878	290,823
Rio Tinto Ltd.	52,757	4,716,809
Santos Ltd.	104,093	1,516,793
Sonic Healthcare Ltd.	41,750	575,992
SP AusNet	150,097	152,195

	Number of Shares	Value (Note 1)

Stockland Corp., Ltd. (REIT)	281,541	$1,031,956
Suncorp Group Ltd.	151,914	1,330,559
TABCORP Holdings Ltd.	86,979	308,098
Tatts Group Ltd.	165,239	426,363
Telstra Corp., Ltd.	517,542	1,607,082
Toll Holdings Ltd.	81,167	423,965
Transurban Group	154,792	871,574
Wesfarmers Ltd.	121,301	4,157,014
Wesfarmers Ltd. (PPS)	19,346	670,902
Westfield Group (REIT)	261,636	2,438,123
Westfield Retail Trust (REIT)	347,354	1,011,164
Westpac Banking Corp.	360,881	8,656,869
Woodside Petroleum Ltd.	74,799	3,299,521
Woolworths Ltd.	146,900	4,380,504
WorleyParsons Ltd.	22,886	694,895

		118,895,896

Austria (0.2%)
Erste Group Bank AG	22,348	1,170,576
Immofinanz AG*	112,256	478,457
OMV AG	17,587	768,407
Raiffeisen Bank International AG	5,195	267,379
Telekom Austria AG	39,096	498,689
Verbund AG	8,613	375,480
Vienna Insurance Group AG	3,992	219,426
Voestalpine AG	13,237	730,691

		4,509,105

Belgium (0.5%)
Ageas	263,758	715,234
Anheuser-Busch InBev N.V.	96,098	5,572,254
Bekaert S.A.	4,560	347,127
Belgacom S.A.	17,246	616,131
Colruyt S.A.	8,850	442,643
Delhaize Group S.A.	11,974	897,748
Dexia S.A.*	69,920	217,555
Groupe Bruxelles Lambert S.A.	10,120	899,597
KBC Groep N.V.	20,157	791,788
Mobistar S.A.	3,348	254,217
Solvay S.A.	6,895	1,065,388
UCB S.A.	11,328	509,016
Umicore S.A.	13,690	746,179

		13,074,877

Bermuda (0.0%)
Seadrill Ltd.	36,845	1,296,977

China (0.0%)
Foxconn International Holdings Ltd.*	268,551	118,651
Yangzijiang Shipbuilding Holdings Ltd.	228,599	272,972

		391,623

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	93,991	277,366

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	63	521,364
A. P. Moller - Maersk A/S, Class B	158	1,363,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Carlsberg A/S, Class B	12,707	$1,382,696
Coloplast A/S, Class B	2,816	428,114
Danske Bank A/S*	74,812	1,389,393
DSV A/S	24,518	588,325
Novo Nordisk A/S, Class B	50,390	6,317,559
Novozymes A/S, Class B	5,593	909,962
Pandora A/S	7,130	225,413
TDC A/S*	43,110	394,007
Tryg A/S	3,598	207,448
Vestas Wind Systems A/S*	24,601	571,920
William Demant Holding A/S*	2,942	265,456

		14,564,927

Finland (0.5%)
Elisa Oyj	16,160	347,852
Fortum Oyj	53,465	1,548,392
Kesko Oyj, Class B	8,682	404,115
Kone Oyj, Class B	19,329	1,213,645
Metso Oyj	15,097	857,466
Neste Oil Oyj	13,122	205,711
Nokia Oyj	445,479	2,877,174
Nokian Renkaat Oyj	13,224	662,859
Orion Oyj, Class B	10,573	272,464
Outokumpu Oyj	13,991	185,198
Pohjola Bank plc, Class A	16,871	218,166
Rautaruukki Oyj	11,570	261,409
Sampo Oyj, Class A	49,338	1,592,998
Sanoma Oyj	9,914	183,742
Stora Enso Oyj, Class R	68,318	716,791
UPM-Kymmene Oyj	61,393	1,122,663
Wartsila Oyj	19,596	661,207

		13,331,852

France (5.2%)
Accor S.A.	17,404	779,259
Aeroports de Paris S.A.	3,965	372,953
Air France-KLM*	15,563	238,911
Air Liquide S.A.	34,030	4,877,918
Alcatel-Lucent*	274,471	1,584,560
Alstom S.A.	24,378	1,501,363
Arkema S.A.	6,499	669,053
Atos Origin S.A.	5,563	314,346
AXA S.A.‡	210,396	4,776,833
BNP Paribas S.A.	115,188	8,883,930
Bouygues S.A.	28,227	1,240,975
Bureau Veritas S.A.	6,870	580,245
Cap Gemini S.A.	17,505	1,025,615
Carrefour S.A.*	70,162	2,881,603
Casino Guichard Perrachon S.A.	7,003	660,127
Christian Dior S.A.	6,804	1,070,610
Cie de Saint-Gobain S.A.	47,920	3,103,374
Cie Generale de Geophysique-Veritas*	18,332	675,302
Cie Generale des Etablissements Michelin, Class B	21,026	2,056,439
Cie Generale d’Optique Essilor International S.A.	23,895	1,938,123
CNP Assurances S.A.	15,860	345,813
Credit Agricole S.A.	112,976	1,699,130
Danone S.A.	69,788	5,207,189
Dassault Systemes S.A.	6,953	591,996
Edenred	18,325	558,810

	Number of Shares	Value (Note 1)

EDF S.A.	27,929	$1,096,425
Eiffage S.A.	4,361	288,582
Eramet S.A.	734	243,115
Eurazeo S.A.	3,338	243,755
Eutelsat Communications S.A.	12,750	573,476
Fonciere des Regions (REIT)	3,435	363,897
France Telecom S.A.	224,435	4,774,482
GDF Suez S.A.	149,611	5,475,295
Gecina S.A. (REIT)	2,728	381,113
Groupe Eurotunnel S.A. (Registered)	61,777	690,742
ICADE (REIT)	2,970	366,232
Iliad S.A.	2,394	321,242
Imerys S.A.	4,576	322,246
J.C. Decaux S.A.*	6,881	220,430
Klepierre S.A. (REIT)	12,622	520,864
Lafarge S.A.	24,061	1,533,361
Lagardere S.C.A.	13,565	573,156
Legrand S.A.	23,238	978,678
L’Oreal S.A.	28,994	3,765,864
LVMH Moet Hennessy Louis Vuitton S.A.	29,520	5,312,940
Metropole Television S.A.	8,483	196,281
Natixis S.A.	105,262	528,191
Neopost S.A.	3,692	317,179
Pernod-Ricard S.A.	23,682	2,334,390
Peugeot S.A.	17,836	798,517
PPR S.A.	9,319	1,659,617
Publicis Groupe S.A.	14,640	817,251
Renault S.A.	23,606	1,397,610
Safran S.A.	20,968	895,543
Sanofi	133,606	10,738,455
Schneider Electric S.A.	29,274	4,890,865
SCOR SE	21,596	613,639
Societe BIC S.A.	3,065	296,207
Societe Generale S.A.	78,129	4,630,826
Societe Television Francaise 1 S.A.	11,813	215,058
Sodexo S.A.	11,839	927,609
Suez Environnement Co. S.A.	31,370	625,227
Technip S.A.	11,921	1,276,962
Thales S.A.	12,263	528,745
Total S.A.	254,601	14,725,126
Unibail-Rodamco S.A. (REIT)	10,959	2,532,576
Vallourec S.A.	13,421	1,634,301
Veolia Environnement S.A.	41,395	1,166,311
Vinci S.A.	53,299	3,414,220
Vivendi S.A.	148,796	4,137,804
Wendel S.A.	3,830	470,659

		137,449,541

Germany (4.7%)
Adidas AG	24,952	1,979,191
Allianz SE (Registered)	54,774	7,652,873
Axel Springer AG	4,775	235,837
BASF SE	110,714	10,834,509
Bayer AG (Registered)	99,761	8,020,393
Bayerische Motoren Werke (BMW) AG	39,549	3,940,916
Bayerische Motoren Werke (BMW) AG (Preference)	6,384	405,791
Beiersdorf AG	12,038	781,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Brenntag AG	3,876	$450,544
Celesio AG	9,462	188,656
Commerzbank AG*	429,900	1,848,617
Continental AG*	9,461	993,350
Daimler AG (Registered)	108,269	8,148,423
Deutsche Bank AG (Registered)	111,280	6,575,358
Deutsche Boerse AG	23,383	1,774,616
Deutsche Lufthansa AG (Registered)	26,528	577,775
Deutsche Post AG (Registered)	103,212	1,982,051
Deutsche Telekom AG (Registered)	339,758	5,329,137
E.ON AG	216,766	6,153,549
Fraport AG	4,805	386,360
Fresenius Medical Care AG & Co. KGaA	24,116	1,803,051
Fresenius SE & Co. KGaA	13,774	1,437,654
GEA Group AG	21,612	772,821
Hannover Rueckversicherung AG (Registered)	7,965	415,457
HeidelbergCement AG	17,289	1,102,131
Henkel AG & Co. KGaA	16,198	928,367
Henkel AG & Co. KGaA (Preference)	21,911	1,519,096
Hochtief AG	5,195	433,703
Infineon Technologies AG	132,972	1,492,099
K+S AG	20,480	1,573,978
Kabel Deutschland Holding AG*	8,363	514,197
Lanxess AG	9,820	805,067
Linde AG	20,262	3,552,465
MAN SE	12,581	1,676,271
Merck KGaA	7,626	828,711
Metro AG	15,376	930,806
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22,777	3,477,256
Porsche Automobil Holding SE (Preference)	18,131	1,438,186
ProSiebenSat.1 Media AG (Preference)*	8,685	246,208
RWE AG	50,619	2,801,487
RWE AG (Preference)	4,385	223,547
Salzgitter AG	4,514	344,212
SAP AG	110,223	6,666,522
Siemens AG (Registered)	98,983	13,590,851
Suedzucker AG	7,425	263,847
ThyssenKrupp AG	39,888	2,069,202
TUI AG*	16,504	178,896
United Internet AG (Registered)	11,612	244,073
Volkswagen AG	3,575	656,825
Volkswagen AG (Preference)	17,569	3,622,291
Wacker Chemie AG	1,815	392,423

		124,260,818

Greece (0.1%)
Alpha Bank AE*	57,002	288,064
Coca Cola Hellenic Bottling Co. S.A.*	23,280	623,859
EFG Eurobank Ergasias S.A.*	40,154	188,942

	Number of Shares	Value (Note 1)

Hellenic Telecommunications Organization S.A.	32,534	$304,988
National Bank of Greece S.A.*	118,299	849,962
OPAP S.A.	28,417	444,015
Public Power Corp. S.A.	12,705	182,300

		2,882,130

Hong Kong (1.4%)
AIA Group Ltd.*	944,600	3,287,570
ASM Pacific Technology Ltd.	22,577	312,129
Bank of East Asia Ltd.	179,721	738,447
BOC Hong Kong Holdings Ltd.	438,923	1,277,314
Cathay Pacific Airways Ltd.	136,368	317,880
Cheung Kong Holdings Ltd.	168,508	2,478,119
Cheung Kong Infrastructure Holdings Ltd.	53,113	276,636
CLP Holdings Ltd.	235,628	2,090,215
Esprit Holdings Ltd.	143,600	447,322
Galaxy Entertainment Group Ltd.*	140,200	303,880
Hang Lung Group Ltd.	102,000	651,422
Hang Lung Properties Ltd.	296,111	1,226,485
Hang Seng Bank Ltd.	94,032	1,503,869
Henderson Land Development Co., Ltd.	125,496	811,971
Hong Kong & China Gas Co., Ltd.	572,572	1,302,864
Hong Kong Exchanges and Clearing Ltd.	123,322	2,596,243
Hopewell Holdings Ltd.	62,862	199,936
Hutchison Whampoa Ltd.	257,533	2,792,170
Hysan Development Co., Ltd.	76,907	380,740
Kerry Properties Ltd.	87,824	425,013
Li & Fung Ltd.	678,650	1,364,918
Lifestyle International Holdings Ltd.	62,750	184,183
Link REIT (REIT)	262,619	896,621
MTR Corp.	183,016	650,898
New World Development Ltd.	282,631	429,322
Noble Group Ltd.	444,130	715,034
NWS Holdings Ltd.	163,371	218,910
Orient Overseas International Ltd.	24,205	156,781
PCCW Ltd.	480,065	207,358
Power Assets Holdings Ltd.	164,165	1,243,531
Shangri-La Asia Ltd.	182,635	449,799
Sino Land Co., Ltd.	313,735	507,256
SJM Holdings Ltd.	189,500	451,423
Sun Hung Kai Properties Ltd.	169,108	2,467,970
Swire Pacific Ltd., Class A	89,312	1,316,952
Wharf Holdings Ltd.	185,139	1,293,272
Wheelock & Co., Ltd.	118,774	480,555
Wing Hang Bank Ltd.	23,351	255,876
Yue Yuen Industrial Holdings Ltd.	85,337	272,206

		36,983,090

Ireland (0.4%)
Anglo Irish Bank Corp., Ltd.*†(b)	52,563	—
CRH plc (BATS Europe Exchange)	56,097	1,242,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

CRH plc (London Stock Exchange)	30,276	$671,975
Elan Corp. plc*	55,448	635,393
Experian plc	122,551	1,560,791
James Hardie Industries SE (CDI)*	53,704	339,859
Kerry Group plc (Chi-X Alt TS Exchange), Class A	9,168	379,099
Kerry Group plc (Euro Comp Exchange), Class A	6,912	287,120
Ryanair Holdings plc (ADR)	5,987	175,659
Shire plc	67,959	2,121,522
WPP plc	150,192	1,880,319

		9,293,966

Israel (0.4%)
Bank Hapoalim B.M.*	119,314	596,139
Bank Leumi Le-Israel B.M.	138,546	654,612
Bezeq Israeli Telecommunication Corp., Ltd.	203,573	515,201
Cellcom Israel Ltd.	6,129	170,627
Delek Group Ltd.	474	106,658
Elbit Systems Ltd.	2,840	135,098
Israel Chemicals Ltd.	52,574	839,188
Israel Corp., Ltd.	265	289,988
Israel Discount Bank Ltd., Class A*	85,708	169,173
Makhteshim-Agan Industries Ltd.*	23,419	130,955
Mizrahi Tefahot Bank Ltd.	14,825	157,661
NICE Systems Ltd.*	6,925	251,144
Partner Communications Co., Ltd.	9,555	143,357
Teva Pharmaceutical Industries Ltd.	112,504	5,423,863

		9,583,664

Italy (1.4%)
A2A S.p.A.	137,804	214,536
Assicurazioni Generali S.p.A.	140,849	2,970,285
Atlantia S.p.A.	37,931	807,514
Autogrill S.p.A.	13,840	181,798
Banca Carige S.p.A.	81,896	185,578
Banca Monte dei Paschi di Siena S.p.A.	419,141	317,615
Banco Popolare S.c.a.r.l.	204,745	471,475
Enel Green Power S.p.A.	202,866	559,562
Enel S.p.A.	788,020	5,147,185
ENI S.p.A.	290,145	6,878,319
Exor S.p.A.	7,964	248,765
Fiat Industrial S.p.A.*	91,324	1,180,615
Fiat S.p.A.	91,608	1,005,732
Finmeccanica S.p.A.	48,597	588,124
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	125,774	271,322
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,195,945	3,180,484
Luxottica Group S.p.A.	15,184	486,736
Mediaset S.p.A.	86,817	408,179
Mediobanca S.p.A.	58,221	589,778
Parmalat S.p.A.*	155,168	583,702
Pirelli & C. S.p.A.	26,808	289,674

	Number of Shares	Value (Note 1)

Prysmian S.p.A.	24,686	$496,548
Saipem S.p.A.	31,488	1,625,679
Snam Rete Gas S.p.A.	190,415	1,127,261
Telecom Italia S.p.A.	1,111,199	1,546,211
Telecom Italia S.p.A. (RNC)	752,919	876,246
Terna Rete Elettrica Nazionale S.p.A.	142,317	661,335
UniCredit S.p.A.	1,630,507	3,448,737
Unione di Banche Italiane S.c.p.A.	100,434	565,435

		36,914,430

Japan (10.6%)
ABC-Mart, Inc.	2,660	107,961
Advantest Corp.	19,102	351,243
Aeon Co., Ltd.	71,148	858,723
Aeon Credit Service Co., Ltd.	8,162	111,433
Aeon Mall Co., Ltd.	9,938	241,211
Air Water, Inc.	16,000	192,832
Aisin Seiki Co., Ltd.	24,062	931,735
Ajinomoto Co., Inc.	82,832	985,007
Alfresa Holdings Corp.	4,334	168,693
All Nippon Airways Co., Ltd.	99,698	325,935
Amada Co., Ltd.	44,852	345,040
Aozora Bank Ltd.	77,082	178,718
Asahi Breweries Ltd.	45,613	919,085
Asahi Glass Co., Ltd.	121,248	1,415,760
Asahi Kasei Corp.	155,922	1,052,847
Asics Corp.	19,052	284,514
Astellas Pharma, Inc.	53,670	2,075,269
Bank of Kyoto Ltd.	41,918	386,105
Bank of Yokohama Ltd.	143,300	716,596
Benesse Holdings, Inc.	8,426	362,614
Bridgestone Corp.	77,436	1,782,158
Brother Industries Ltd.	30,085	444,618
Canon, Inc.	135,870	6,479,210
Casio Computer Co., Ltd.	32,273	227,224
Central Japan Railway Co.	179	1,406,913
Chiba Bank Ltd.	88,328	553,768
Chiyoda Corp.	17,000	195,639
Chubu Electric Power Co., Inc.	81,646	1,597,872
Chugai Pharmaceutical Co., Ltd.	25,853	424,157
Chugoku Bank Ltd.	21,489	265,707
Chugoku Electric Power Co., Inc.	37,038	642,514
Citizen Holdings Co., Ltd.	36,011	215,350
Coca-Cola West Co., Ltd.	6,489	124,420
Cosmo Oil Co., Ltd.	65,778	186,929
Credit Saison Co., Ltd.	15,384	258,971
Dai Nippon Printing Co., Ltd.	63,838	719,584
Daicel Chemical Industries Ltd.	33,045	218,856
Daido Steel Co., Ltd.	32,481	217,431
Daihatsu Motor Co., Ltd.	23,800	405,595
Dai-ichi Life Insurance Co., Ltd.	1,071	1,499,582
Daiichi Sankyo Co., Ltd.	80,113	1,566,998
Daikin Industries Ltd.	27,577	977,329
Dainippon Sumitomo Pharma Co., Ltd.	17,208	163,661
Daito Trust Construction Co., Ltd.	8,962	761,123
Daiwa House Industry Co., Ltd.	58,342	734,547
Daiwa Securities Group, Inc.	195,824	862,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

DeNA Co., Ltd.	11,268	$485,957
Denki Kagaku Kogyo KK	53,282	256,660
Denso Corp.	58,588	2,175,294
Dentsu, Inc.	22,622	668,541
East Japan Railway Co.	40,832	2,346,374
Eisai Co., Ltd.	31,246	1,220,366
Electric Power Development Co., Ltd.	14,297	386,158
Elpida Memory, Inc.*	22,661	266,780
FamilyMart Co., Ltd.	7,596	279,213
FANUC Corp.	23,056	3,844,626
Fast Retailing Co., Ltd.	6,284	1,017,486
Fuji Electric Holdings Co., Ltd.	78,712	246,060
Fuji Heavy Industries Ltd.	74,520	579,018
Fujifilm Holdings Corp.	55,432	1,727,798
Fujitsu Ltd.	221,258	1,264,575
Fukuoka Financial Group, Inc.	88,017	368,060
Furukawa Electric Co., Ltd.	81,712	341,047
Gree, Inc.*	10,281	225,304
GS Yuasa Corp.	40,037	267,488
Gunma Bank Ltd.	47,726	252,294
Hachijuni Bank Ltd.	51,684	290,541
Hakuhodo DY Holdings, Inc.	2,434	130,158
Hamamatsu Photonics KK	8,100	350,271
Hino Motors Ltd.	26,170	152,748
Hirose Electric Co., Ltd.	4,134	423,752
Hiroshima Bank Ltd.	61,720	269,329
Hisamitsu Pharmaceutical Co., Inc.	6,933	295,601
Hitachi Chemical Co., Ltd.	13,512	268,886
Hitachi Construction Machinery Co., Ltd.	12,487	279,237
Hitachi High-Technologies Corp.	7,782	170,921
Hitachi Ltd.	546,589	3,231,038
Hitachi Metals Ltd.	21,614	305,573
Hokkaido Electric Power Co., Inc.	21,732	362,060
Hokuhoku Financial Group, Inc.	166,048	329,666
Hokuriku Electric Power Co.	20,662	395,157
Honda Motor Co., Ltd.	196,796	7,585,224
Hoya Corp.	53,198	1,179,135
Ibiden Co., Ltd.	15,666	489,976
Idemitsu Kosan Co., Ltd.	2,510	268,091
IHI Corp.	150,166	388,781
INPEX Corp.	262	1,934,275
Isetan Mitsukoshi Holdings Ltd.	47,032	460,506
Isuzu Motors Ltd.	150,862	714,909
ITOCHU Corp.	178,968	1,861,657
ITOCHU Techno-Solutions Corp.	2,975	105,859
Iyo Bank Ltd.	30,422	280,211
J. Front Retailing Co., Ltd.	63,332	280,079
Japan Petroleum Exploration Co.	3,490	164,106
Japan Prime Realty Investment Corp. (REIT)	77	204,411
Japan Real Estate Investment Corp. (REIT)	59	579,570
Japan Retail Fund Investment Corp. (REIT)	185	285,571
Japan Steel Works Ltd.	34,978	240,666

	Number of Shares	Value (Note 1)

Japan Tobacco, Inc.	550	$2,122,576
JFE Holdings, Inc.	56,824	1,563,606
JGC Corp.	25,674	703,121
Joyo Bank Ltd.	74,520	313,512
JS Group Corp.	31,277	805,970
JSR Corp.	20,682	401,271
JTEKT Corp.	27,218	399,889
Jupiter Telecommunications Co., Ltd.	212	237,063
JX Holdings, Inc.	271,071	1,830,501
Kajima Corp.	112,261	322,171
Kamigumi Co., Ltd.	27,296	255,278
Kaneka Corp.	36,356	239,327
Kansai Electric Power Co., Inc.	90,677	1,809,839
Kansai Paint Co., Ltd.	25,548	233,060
Kao Corp.	64,833	1,703,864
Kawasaki Heavy Industries Ltd.	165,160	658,775
Kawasaki Kisen Kaisha Ltd.	81,838	286,287
KDDI Corp.	349	2,511,090
Keikyu Corp.	59,534	431,066
Keio Corp.	62,653	345,614
Keisei Electric Railway Co., Ltd.	29,784	176,361
Keyence Corp.	5,121	1,452,369
Kikkoman Corp.	19,883	209,279
Kinden Corp.	13,304	113,758
Kintetsu Corp.	189,020	606,652
Kirin Holdings Co., Ltd.	99,609	1,392,653
Kobe Steel Ltd.	281,905	641,385
Koito Manufacturing Co., Ltd.	11,000	192,431
Komatsu Ltd.	113,928	3,544,668
Konami Corp.	10,412	247,040
Konica Minolta Holdings, Inc.	55,564	463,612
Kubota Corp.	136,492	1,215,308
Kuraray Co., Ltd.	40,408	593,098
Kurita Water Industries Ltd.	13,686	408,631
Kyocera Corp.	18,796	1,912,088
Kyowa Hakko Kirin Co., Ltd.	29,733	283,613
Kyushu Electric Power Co., Inc.	47,312	853,119
Lawson, Inc.	6,820	358,187
Mabuchi Motor Co., Ltd.	2,711	136,980
Makita Corp.	13,054	606,489
Marubeni Corp.	194,598	1,293,334
Marui Group Co., Ltd.	25,014	189,632
Maruichi Steel Tube Ltd.	4,938	122,323
Mazda Motor Corp.*	173,621	457,928
McDonald’s Holdings Co. Japan Ltd.	7,360	187,375
Medipal Holdings Corp.	18,678	165,042
MEIJI Holdings Co., Ltd.	7,882	332,155
Minebea Co., Ltd.	37,289	198,740
Miraca Holdings, Inc.	6,300	255,593
Mitsubishi Chemical Holdings Corp.	162,141	1,150,192
Mitsubishi Corp.	162,516	4,071,829
Mitsubishi Electric Corp.	233,413	2,710,780
Mitsubishi Estate Co., Ltd.	149,448	2,623,535
Mitsubishi Gas Chemical Co., Inc.	49,717	364,792
Mitsubishi Heavy Industries Ltd.	371,744	1,751,618
Mitsubishi Logistics Corp.	13,990	157,103
Mitsubishi Materials Corp.	145,181	457,522
Mitsubishi Motors Corp.*	471,782	577,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Tanabe Pharma Corp.	29,410	$493,448
Mitsubishi UFJ Financial Group, Inc.	1,537,014	7,482,605
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,620	294,714
Mitsui & Co., Ltd.	209,246	3,618,511
Mitsui Chemicals, Inc.	95,712	349,641
Mitsui Engineering & Shipbuilding Co., Ltd.	95,142	208,239
Mitsui Fudosan Co., Ltd.	100,573	1,733,929
Mitsui O.S.K. Lines Ltd.	134,425	723,392
Mizuho Financial Group, Inc.	2,452,044	4,042,473
Mizuho Securities Co., Ltd.*	71,584	172,499
Mizuho Trust & Banking Co., Ltd.	176,412	156,471
MS&AD Insurance Group Holdings, Inc.	67,604	1,585,710
Murata Manufacturing Co., Ltd.	24,429	1,631,887
Nabtesco Corp.	11,200	271,551
Namco Bandai Holdings, Inc.	22,481	270,624
NEC Corp.*	306,258	701,214
NGK Insulators Ltd.	29,733	554,345
NGK Spark Plug Co., Ltd.	20,539	283,633
NHK Spring Co., Ltd.	17,925	183,447
Nidec Corp.	13,554	1,265,209
Nikon Corp.	40,141	947,102
Nintendo Co., Ltd.	11,961	2,252,505
Nippon Building Fund, Inc. (REIT)	66	644,170
Nippon Electric Glass Co., Ltd.	46,978	601,805
Nippon Express Co., Ltd.	98,573	399,698
Nippon Meat Packers, Inc.	18,925	271,354
Nippon Paper Group, Inc.	11,993	266,773
Nippon Sheet Glass Co., Ltd.	100,586	312,284
Nippon Steel Corp.	617,433	2,003,711
Nippon Telegraph & Telephone Corp.	57,569	2,799,319
Nippon Yusen KK	180,558	672,252
Nishi-Nippon City Bank Ltd.	81,520	241,358
Nissan Motor Co., Ltd.	298,552	3,133,980
Nisshin Seifun Group, Inc.	21,362	266,903
Nisshin Steel Co., Ltd.	74,328	142,035
Nissin Foods Holdings Co., Ltd.	7,494	272,730
Nitori Holdings Co., Ltd.	4,275	406,233
Nitto Denko Corp.	19,389	984,880
NKSJ Holdings, Inc.	177,515	1,171,217
NOK Corp.	14,736	252,159
Nomura Holdings, Inc.	421,192	2,083,897
Nomura Real Estate Holdings, Inc.	12,525	209,102
Nomura Real Estate Office Fund, Inc. (REIT)	34	225,864
Nomura Research Institute Ltd.	13,112	286,993
NSK Ltd.	53,030	528,867
NTN Corp.	53,340	303,528
NTT Data Corp.	147	488,512
NTT DoCoMo, Inc.	1,831	3,266,400
NTT Urban Development Corp.	124	106,610
Obayashi Corp.	85,334	372,124
Odakyu Electric Railway Co., Ltd.	74,897	594,855

	Number of Shares	Value (Note 1)

OJI Paper Co., Ltd.	109,388	$524,289
Olympus Corp.	25,748	867,824
Omron Corp.	23,756	660,299
Ono Pharmaceutical Co., Ltd.	10,925	583,196
Oracle Corp. Japan	4,560	198,706
Oriental Land Co., Ltd.	6,014	509,796
ORIX Corp.	12,429	1,209,092
Osaka Gas Co., Ltd.	228,132	866,526
Otsuka Corp.	1,561	97,291
Otsuka Holdings Co., Ltd.	30,338	804,248
Panasonic Corp.	265,614	3,245,703
Rakuten, Inc.	853	884,064
Resona Holdings, Inc.	223,967	1,054,711
Ricoh Co., Ltd.	76,420	847,840
Rinnai Corp.	3,616	261,561
Rohm Co., Ltd.	11,474	657,422
Sankyo Co., Ltd.	6,802	351,545
Santen Pharmaceutical Co., Ltd.	8,469	344,269
SBI Holdings, Inc.	2,391	221,865
Secom Co., Ltd.	24,773	1,189,709
Sega Sammy Holdings, Inc.	24,625	476,949
Seiko Epson Corp.	17,578	304,604
Sekisui Chemical Co., Ltd.	48,786	416,454
Sekisui House Ltd.	69,030	641,931
Seven & I Holdings Co., Ltd.	89,988	2,420,846
Seven Bank Ltd.	59	118,016
Sharp Corp.	119,062	1,085,899
Shikoku Electric Power Co., Inc.	21,757	494,203
Shimadzu Corp.	26,860	246,193
Shimamura Co., Ltd.	2,954	282,480
Shimano, Inc.	9,564	525,900
Shimizu Corp.	66,090	274,977
Shin-Etsu Chemical Co., Ltd.	49,436	2,651,710
Shinsei Bank Ltd.	152,420	151,588
Shionogi & Co., Ltd.	33,693	551,959
Shiseido Co., Ltd.	42,278	790,670
Shizuoka Bank Ltd.	69,276	636,976
Showa Denko KK	170,618	354,201
Showa Shell Sekiyu KK	20,825	193,256
SMC Corp.	6,452	1,162,440
Softbank Corp.	103,628	3,924,885
Sojitz Corp.	169,258	317,530
Sony Corp.	121,536	3,217,008
Sony Financial Holdings, Inc.	22,861	413,368
Square Enix Holdings Co., Ltd.	8,976	161,881
Stanley Electric Co., Ltd.	19,016	332,711
Sumco Corp.*	15,548	262,592
Sumitomo Chemical Co., Ltd.	184,842	923,203
Sumitomo Corp.	133,872	1,824,684
Sumitomo Electric Industries Ltd.	93,140	1,359,204
Sumitomo Heavy Industries Ltd.	71,216	496,235
Sumitomo Metal Industries Ltd.	386,280	868,809
Sumitomo Metal Mining Co., Ltd.	62,216	1,021,336
Sumitomo Mitsui Financial Group, Inc.	161,212	4,961,452
Sumitomo Mitsui Trust Holdings, Inc.	373,801	1,304,051
Sumitomo Realty & Development Co., Ltd.	44,474	994,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Rubber Industries Ltd.	18,964	$229,612
Suruga Bank Ltd.	20,110	174,767
Suzuken Co., Ltd.	7,794	180,117
Suzuki Motor Corp.	40,464	911,870
Sysmex Corp.	8,200	308,436
T&D Holdings, Inc.	34,248	813,589
Taisei Corp.	134,613	308,574
Taisho Pharmaceutical Co., Ltd.	15,429	347,847
Taiyo Nippon Sanso Corp.	29,608	236,228
Takashimaya Co., Ltd.	30,045	207,224
Takeda Pharmaceutical Co., Ltd.	94,477	4,369,651
TDK Corp.	14,829	816,634
Teijin Ltd.	119,750	528,413
Terumo Corp.	20,950	1,132,103
THK Co., Ltd.	13,692	348,536
Tobu Railway Co., Ltd.	114,009	480,352
Toho Co., Ltd.	15,154	252,136
Toho Gas Co., Ltd.	44,306	239,987
Tohoku Electric Power Co., Inc.	53,141	766,719
Tokio Marine Holdings, Inc.	87,185	2,449,392
Tokyo Electric Power Co., Inc.	173,042	710,774
Tokyo Electron Ltd.	20,664	1,127,294
Tokyo Gas Co., Ltd.	301,289	1,362,927
Tokyu Corp.	126,989	528,549
Tokyu Land Corp.	46,306	196,512
TonenGeneral Sekiyu KK	32,170	395,558
Toppan Printing Co., Ltd.	63,090	489,245
Toray Industries, Inc.	175,226	1,296,803
Toshiba Corp.	483,317	2,557,932
Tosoh Corp.	55,905	224,700
TOTO Ltd.	32,800	255,059
Toyo Seikan Kaisha Ltd.	17,196	288,916
Toyo Suisan Kaisha Ltd.	10,244	242,122
Toyoda Gosei Co., Ltd.	8,858	200,864
Toyota Boshoku Corp.	7,008	116,122
Toyota Industries Corp.	22,782	750,475
Toyota Motor Corp.	332,164	13,985,035
Toyota Tsusho Corp.	24,486	419,653
Trend Micro, Inc.	13,718	425,898
Tsumura & Co.	6,696	214,247
Ube Industries Ltd.	114,877	346,005
Unicharm Corp.	13,206	577,116
Ushio, Inc.	11,636	230,133
USS Co., Ltd.	2,429	188,417
West Japan Railway Co.	20,000	782,970
Yahoo! Japan Corp.	1,693	582,827
Yakult Honsha Co., Ltd.	12,793	370,390
Yamada Denki Co., Ltd.	9,898	807,455
Yamaguchi Financial Group, Inc.	27,237	254,344
Yamaha Corp.	20,221	229,943
Yamaha Motor Co., Ltd.*	32,568	598,167
Yamato Holdings Co., Ltd.	46,564	731,374
Yamato Kogyo Co., Ltd.	4,646	144,484
Yamazaki Baking Co., Ltd.	13,429	179,963
Yaskawa Electric Corp.	25,145	282,051
Yokogawa Electric Corp.*	29,397	252,090

		278,615,601

	Number of Shares	Value (Note 1)

Luxembourg (0.3%)
ArcelorMittal S.A.	104,182	$3,625,247
Millicom International Cellular S.A. (SDR)	8,997	938,698
SES S.A. (FDR)	37,266	1,045,433
Tenaris S.A.	56,071	1,280,229

		6,889,607

Macau (0.0%)
Sands China Ltd.*	281,896	768,076
Wynn Macau Ltd.	182,500	601,270

		1,369,346

Mauritius (0.0%)
Essar Energy plc*	36,799	241,632

Mexico (0.0%)
Fresnillo plc	23,025	518,969

Netherlands (2.4%)
Aegon N.V.*	203,099	1,384,159
Akzo Nobel N.V.	28,027	1,768,019
ASML Holding N.V.	51,324	1,890,907
Corio N.V. (REIT)	7,416	491,247
Delta Lloyd N.V.	11,269	267,626
European Aeronautic Defence and Space Co. N.V.	48,497	1,623,264
Fugro N.V. (CVA)	8,161	588,454
Heineken Holding N.V.	13,211	676,049
Heineken N.V.	31,521	1,895,893
ING Groep N.V. (CVA)*	459,406	5,666,911
Koninklijke (Royal) KPN N.V.	191,303	2,780,795
Koninklijke Ahold N.V.	142,029	1,908,519
Koninklijke Boskalis Westminster N.V.	8,169	386,253
Koninklijke DSM N.V.	18,246	1,184,211
Koninklijke Philips Electronics N.V.	119,732	3,072,836
Koninklijke Vopak N.V.	8,104	397,123
PostNL N.V.	44,392	376,667
QIAGEN N.V.*	29,291	561,522
Randstad Holding N.V.	14,071	650,307
Reed Elsevier N.V.	82,847	1,112,597
Royal Dutch Shell plc, Class A	427,007	15,215,220
Royal Dutch Shell plc, Class B	324,483	11,582,831
SBM Offshore N.V.	21,116	558,573
TNT Express N.V.*	43,818	454,457
Unilever N.V. (CVA)	196,745	6,445,377
Wolters Kluwer N.V.	36,779	815,001

		63,754,818

New Zealand (0.1%)
Auckland International Airport Ltd.	101,895	188,217
Contact Energy Ltd.*	38,373	170,524
Fletcher Building Ltd.	84,986	607,970
Sky City Entertainment Group Ltd.	63,337	190,313
Telecom Corp. of New Zealand Ltd.	214,230	434,622

		1,591,646

Norway (0.4%)
Aker Solutions ASA	18,823	376,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

DnB NOR ASA	116,207	$1,619,827
Gjensidige Forsikring ASA	22,555	277,957
Norsk Hydro ASA	109,293	836,868
Orkla ASA	96,608	918,026
Renewable Energy Corp. ASA*	53,312	91,598
Statoil ASA	134,332	3,401,375
Telenor ASA	96,543	1,581,048
Yara International ASA	23,265	1,314,946

		10,418,471

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	362,865	215,665
Banco Espirito Santo S.A. (Registered)	68,161	253,918
Cimpor Cimentos de Portugal SGPS S.A.	27,279	208,444
EDP - Energias de Portugal S.A.	230,951	819,926
Galp Energia SGPS S.A., Class B	27,162	647,971
Jeronimo Martins SGPS S.A.	26,682	512,569
Portugal Telecom SGPS S.A. (Registered)	79,169	783,992

		3,442,485

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	202,256	336,132
CapitaLand Ltd.	300,507	714,667
CapitaMall Trust (REIT)	248,182	378,523
CapitaMalls Asia Ltd.	181,201	217,822
City Developments Ltd.	59,569	506,416
ComfortDelGro Corp., Ltd.	236,450	281,067
Cosco Corp., (Singapore) Ltd.	109,874	175,361
DBS Group Holdings Ltd.	207,770	2,486,927
Fraser and Neave Ltd.	117,313	553,831
Genting Singapore plc*	735,772	1,161,041
Global Logistic Properties Ltd.*	210,800	354,088
Golden Agri-Resources Ltd.	770,095	427,974
Hutchison Port Holdings Trust, Class U*	622,600	526,977
Jardine Cycle & Carriage Ltd.	12,094	425,065
Keppel Corp., Ltd.	174,525	1,579,150
Keppel Land Ltd.	83,000	245,677
Neptune Orient Lines Ltd.	108,724	136,027
Olam International Ltd.	146,504	325,793
Oversea-Chinese Banking Corp., Ltd.	298,631	2,278,847
SembCorp Industries Ltd.	113,109	461,217
SembCorp Marine Ltd.	106,768	462,588
Singapore Airlines Ltd.	65,548	757,744
Singapore Exchange Ltd.	100,062	614,272
Singapore Press Holdings Ltd.	174,997	556,216
Singapore Technologies Engineering Ltd.	187,179	460,325
Singapore Telecommunications Ltd.	962,645	2,479,135
StarHub Ltd.	68,152	154,852
United Overseas Bank Ltd.	148,135	2,380,003
UOL Group Ltd.	51,059	207,556
Wilmar International Ltd.	231,874	1,025,181

		22,670,474

	Number of Shares	Value (Note 1)

Spain (1.9%)
Abertis Infraestructuras S.A.	43,730	$976,964
Acciona S.A.	3,395	360,352
Acerinox S.A.	12,056	219,759
ACS Actividades de Construccion y Servicios S.A.	17,851	841,872
Amadeus IT Holding S.A., Class A*	28,644	595,867
Banco Bilbao Vizcaya Argentaria S.A.	513,524	6,018,859
Banco de Sabadell S.A.	133,325	551,048
Banco Popular Espanol S.A.	112,282	631,968
Banco Santander S.A. (BATS Europe Exchange)	1,012,367	11,681,152
Banco Santander S.A. (PLUS Market Group)	258	2,967
Bankinter S.A.	31,105	211,122
Criteria Caixacorp S.A.	98,347	686,038
EDP Renovaveis S.A.*	28,465	187,786
Enagas S.A.	20,894	506,657
Ferrovial S.A.	45,672	576,704
Fomento de Construcciones y Contratas S.A.	5,634	171,786
Gas Natural SDG S.A.	37,718	790,788
Grifols S.A.	15,813	317,299
Iberdrola Renovables S.A.	92,636	409,202
Iberdrola S.A.*	455,469	4,053,681
Inditex S.A.	26,602	2,429,212
Indra Sistemas S.A.	10,969	226,858
Mapfre S.A.	99,106	367,590
Mediaset Espana Comunicacion S.A.	16,851	146,407
Red Electrica Corporacion S.A.	12,757	770,871
Repsol YPF S.A.	94,763	3,290,059
Telefonica S.A.	494,806	12,099,963
Zardoya Otis S.A.*†	480	7,069
Zardoya Otis S.A. (Spanish Stock Exchange)	17,754	261,465

		49,391,365

Sweden (1.6%)
Alfa Laval AB	39,731	856,209
Assa Abloy AB, Class B	36,899	991,734
Atlas Copco AB, Class A	81,204	2,137,718
Atlas Copco AB, Class B	47,091	1,108,642
Boliden AB	31,962	590,829
Electrolux AB, Class B	28,085	670,162
Getinge AB, Class B	24,522	658,177
Hennes & Mauritz AB, Class B	122,338	4,216,251
Hexagon AB, Class B	30,580	753,121
Holmen AB, Class B	6,385	199,066
Husqvarna AB, Class B	55,604	367,955
Industrivarden AB, Class C	13,210	218,600
Investor AB, Class B	56,210	1,287,960
Kinnevik Investment AB, Class B	26,117	579,922
Modern Times Group AB, Class B	5,778	381,774
Nordea Bank AB	316,279	3,398,620
Ratos AB, Class B	24,686	473,874
Sandvik AB	120,295	2,109,281
Scania AB, Class B	38,810	900,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Securitas AB, Class B	35,675	$377,563
Skandinaviska Enskilda Banken AB, Class A	172,827	1,412,727
Skanska AB, Class B	48,698	871,573
SKF AB, Class B	46,235	1,337,756
SSAB AB, Class A	18,678	279,219
Svenska Cellulosa AB, Class B	67,765	954,186
Svenska Handelsbanken AB, Class A	58,934	1,817,895
Swedbank AB, Class A	96,343	1,618,159
Swedish Match AB	27,027	906,313
Tele2 AB, Class B	38,100	752,981
Telefonaktiebolaget LM Ericsson, Class B	363,662	5,230,384
TeliaSonera AB	264,071	1,937,221
Volvo AB, Class B	164,948	2,881,811

		42,277,860

Switzerland (4.6%)
ABB Ltd. (Registered)*	263,075	6,821,885
Actelion Ltd. (Registered)*	12,847	632,590
Adecco S.A. (Registered)*	15,611	1,000,877
Aryzta AG	9,445	506,110
Baloise Holding AG (Registered)	6,038	622,530
Cie Financiere Richemont S.A., Class A	62,422	4,087,572
Credit Suisse Group AG (Registered)*	135,609	5,270,890
GAM Holding AG*	23,683	388,605
Geberit AG (Registered)*	4,838	1,146,321
Givaudan S.A. (Registered)*	1,007	1,065,397
Glencore International plc*	97,539	768,637
Holcim Ltd. (Registered)*	29,308	2,211,859
Julius Baer Group Ltd.*	24,795	1,023,450
Kuehne + Nagel International AG (Registered)	6,705	1,017,662
Lindt & Spruengli AG	112	349,029
Lindt & Spruengli AG (Registered)	14	510,086
Lonza Group AG (Registered)*	5,819	455,421
Nestle S.A. (Registered)	416,700	25,897,594
Novartis AG (Registered)	280,005	17,152,397
Pargesa Holding S.A.	3,443	318,921
Roche Holding AG	84,583	14,150,654
Schindler Holding AG	5,856	711,875
Schindler Holding AG (Registered)	2,458	298,502
SGS S.A. (Registered)	653	1,239,665
Sika AG	239	575,869
Sonova Holding AG (Registered)*	5,713	534,766
STMicroelectronics N.V.	76,685	764,267
Straumann Holding AG (Registered)	1,037	250,290
Sulzer AG (Registered)	2,776	451,706
Swatch Group AG	3,671	1,852,148
Swatch Group AG (Registered)	5,362	481,540
Swiss Life Holding AG (Registered)*	3,654	599,085
Swiss Reinsurance Co., Ltd.*	42,564	2,390,064
Swisscom AG (Registered)	2,851	1,306,582

	Number of Shares	Value (Note 1)

Syngenta AG (Registered)*	11,384	$3,843,015
Transocean Ltd.	38,269	2,495,318
UBS AG (Registered)*	438,981	8,004,865
Wolseley plc	34,411	1,122,306
Xstrata plc	248,559	5,481,665
Zurich Financial Services AG*	17,629	4,455,669

		122,257,684

United Kingdom (9.7%)
3i Group plc	123,375	556,542
Admiral Group plc	25,561	680,995
Aggreko plc	31,738	982,651
AMEC plc	40,027	699,499
Anglo American plc	158,276	7,843,792
Antofagasta plc	46,488	1,040,186
ARM Holdings plc	160,825	1,521,013
Associated British Foods plc	45,002	782,241
AstraZeneca plc	167,763	8,376,688
Autonomy Corp. plc*	27,216	745,665
Aviva plc	336,219	2,367,354
Babcock International Group plc	43,643	498,674
BAE Systems plc	402,977	2,060,039
Balfour Beatty plc	78,528	388,836
Barclays plc	1,397,968	5,754,326
BG Group plc	406,003	9,214,456
BHP Billiton plc	262,993	10,308,129
BP plc	2,262,403	16,669,370
British American Tobacco plc	240,611	10,546,782
British Land Co. plc (REIT)	103,774	1,013,669
British Sky Broadcasting Group plc	137,697	1,870,150
BT Group plc, Class A	931,168	3,020,380
Bunzl plc	40,816	510,983
Burberry Group plc	52,738	1,226,158
Cairn Energy plc*	165,812	1,103,936
Capita Group plc	75,271	864,403
Capital Shopping Centres Group plc (REIT)	63,653	408,148
Carnival plc	21,539	834,822
Centrica plc	617,269	3,203,048
Cobham plc	128,399	435,738
Compass Group plc	225,345	2,173,739
Diageo plc	299,010	6,109,407
Eurasian Natural Resources Corp.	28,480	357,251
G4S plc	172,014	772,486
GlaxoSmithKline plc	624,561	13,372,259
Hammerson plc (REIT)	82,293	635,600
Home Retail Group plc	94,900	249,137
HSBC Holdings plc	2,129,945	21,130,172
ICAP plc	70,018	531,336
Imperial Tobacco Group plc	123,300	4,099,518
Inmarsat plc	53,464	477,253
Intercontinental Hotels Group plc	34,073	697,280
International Consolidated Airlines Group S.A.	110,322	447,366
International Power plc	180,148	930,168
Intertek Group plc	19,352	612,819
Invensys plc	93,140	481,251
Investec plc	59,007	477,807
ITV plc*	428,968	491,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

J Sainsbury plc	151,761	$802,352
Johnson Matthey plc	26,960	850,731
Kazakhmys plc	26,711	592,416
Kingfisher plc	280,358	1,202,366
Land Securities Group plc (REIT)	91,325	1,248,726
Legal & General Group plc	692,676	1,314,138
Lloyds Banking Group plc*	4,936,298	3,878,766
London Stock Exchange Group plc	19,509	332,028
Lonmin plc	20,678	482,252
Man Group plc	221,639	842,167
Marks & Spencer Group plc	188,305	1,092,275
National Grid plc	421,077	4,143,692
Next plc	21,973	820,610
Old Mutual plc	654,316	1,400,998
Pearson plc	98,886	1,873,150
Petrofac Ltd.	31,342	761,624
Prudential plc	308,717	3,567,697
Randgold Resources Ltd.	11,256	946,424
Reckitt Benckiser Group plc	74,016	4,086,665
Reed Elsevier plc	144,026	1,309,829
Resolution Ltd.	175,367	827,517
Rexam plc	102,287	628,329
Rio Tinto plc	173,935	12,559,725
Rolls-Royce Holdings plc*	223,180	2,310,482
Rolls-Royce Holdings plc, Class C*†(b)	21,363,264	34,287
Royal Bank of Scotland Group plc*	2,082,641	1,290,984
RSA Insurance Group plc	412,256	891,845
SABMiller plc	114,553	4,176,412
Sage Group plc	165,637	768,045
Schroders plc	12,979	322,263
Scottish & Southern Energy plc	113,507	2,538,823
Segro plc (REIT)	94,458	473,199
Serco Group plc	57,053	505,629
Severn Trent plc	28,997	684,637
Smith & Nephew plc	108,296	1,155,374
Smiths Group plc	48,121	927,600
Standard Chartered plc	282,278	7,417,594
Standard Life plc	273,835	925,187
Subsea 7 S.A.*	33,040	845,170
Tesco plc	963,843	6,224,961
TUI Travel plc	69,389	250,110
Tullow Oil plc	105,810	2,105,919
Unilever plc	153,647	4,958,306
United Utilities Group plc	80,013	768,763
Vedanta Resources plc	15,436	519,244
Vodafone Group plc	6,231,267	16,560,404
Weir Group plc	24,920	850,762
Whitbread plc	22,506	583,383
WM Morrison Supermarkets plc	267,254	1,276,979

		254,506,244

United States (0.1%)
Sims Metal Management Ltd.	20,264	387,837
Synthes, Inc.§	7,753	1,365,235

		1,753,072

Total Common Stocks (52.6%) (Cost $1,255,572,325)		1,383,409,536

	Number of Rights	Value (Note 1)

RIGHTS:
Italy (0.0%)
Banca Monte dei Paschi di Siena S.p.A., expiring 7/8/11*	143,649	$11,041

Spain (0.0%)
Banco Popular Espanol S.A., expiring 7/7/11*	112,282	8,141
Criteria Caixacorp S.A., expiring 7/15/11*	98,347	7,416

		15,557

Total Rights (0.0%) (Cost $23,534)		26,598

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (0.0%)
BlackRock Liquidity Funds TempFund 0.08%‡	790,510	790,510

	Principal Amount	Value (Note 1)
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$1,575,198	1,575,198

Total Short-Term Investments (0.1%) (Cost $2,365,708)		2,365,708

Total Investments (52.7%) (Cost $1,257,961,567)		$1,385,801,842
Other Assets Less Liabilities (47.3%)		1,241,731,069

Net Assets (100%)		$2,627,532,911

*	Non-income producing.
†	Securities (totalling $412,071 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $1,365,235 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$832,413	$—	$557,100	$—	$12,160	$123,371
AXA S.A.	3,649,262	—	148,979	4,776,833	183,683	37,469
BlackRock Liquidity Funds TempFund	991,600	71,766,891	71,967,981	790,510	3,158	—

	$5,473,275	$71,766,891	$72,674,060	$5,567,343	$199,001	$160,840

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	12,104	September-11	$481,815,385	$499,898,490	$18,083,105
E-Mini MSCI EAFE Index	37	September-11	3,114,938	3,174,415	59,477
FTSE 100 Index	3,194	September-11	294,961,315	302,574,563	7,613,248
SPI 200 Index	1,000	September-11	121,262,020	123,370,063	2,108,043
TOPIX Index	2,966	September-11	298,038,245	312,976,461	14,938,216

					$42,802,089

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	66,100	$95,655,294	$94,221,915	$1,433,379

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$146,199,476	$—	$146,199,476
Consumer Staples	—	140,684,788	—	140,684,788
Energy	—	111,673,929	—	111,673,929
Financials	—	325,609,348	—	325,609,348
Health Care	—	120,478,620	—	120,478,620
Industrials	175,659	177,088,944	41,356	177,305,959
Information Technology	—	65,054,412	—	65,054,412
Materials	—	156,159,428	370,715	156,530,143
Telecommunication Services	—	75,716,447	—	75,716,447
Utilities	—	64,156,414	—	64,156,414
Forward Currency Contracts	—	1,433,379	—	1,433,379
Futures	42,802,089	—	—	42,802,089
Rights
Financials	—	26,598	—	26,598
Short-Term Investments	—	2,365,708	—	2,365,708

Total Assets	$42,977,748	$1,386,647,491	$412,071	$1,430,037,310

Total Liabilities	$—	$—	$—	$—

Total	$42,977,748	$1,386,647,491	$412,071	$1,430,037,310

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials	Investments in Securities-Materials

Balance as of 12/31/10	$32	$21,890	$—
Total gains or losses (realized/unrealized) included in earnings	15,936	41,245	(122,177)
Purchases	—	—	492,892
Sales	(130,265)	(21,779)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	114,297	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	—	41,356	370,715

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/2011.	—	41,356	(122,177)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	1,433,379
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—
Commodity contracts	Receivables	42,802,089	*
Other contracts	Receivables	—

Total		$44,235,468

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized appreciation	$—
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized appreciation	—
Commodity contracts	Payables	—	*
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	4,639,132	—	4,639,132
Credit contracts	—	—	—	—	—
Equity contracts	—	(30,710,644)	—	—	(30,710,644)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(30,710,644)	$4,639,132	$—	$(26,071,512)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	566,024	—	566,024
Credit contracts	—	—	—	—	—
Equity contracts	—	45,248,497	—	—	45,248,497
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	—	$45,248,497	$566,024	$—	$45,814,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $92,460,000 and futures contracts with an average notional balance of approximately $1,253,994,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$54,400,098
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,342,697

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,020,541
Aggregate gross unrealized depreciation	(90,361,019)

Net unrealized appreciation	$120,659,522

Federal income tax cost of investments	$1,265,142,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,129,957)	$5,567,343
Unaffiliated Issuers (Cost $1,251,831,610)	1,380,234,499
Cash	158,873
Foreign cash (Cost $1,026,228,164)	1,109,719,771
Cash collateral at broker	91,991,000
Due from broker for futures variation margin	35,641,614
Dividends, interest and other receivables	4,921,486
Unrealized appreciation of forward foreign currency contracts	1,433,379
Receivable for securities sold	3,226
Receivable from investment sub-advisor	141
Other assets	18,386

Total assets	2,629,689,718

LIABILITIES
Payable for securities purchased	82,939
Investment management fees payable	946,191
Payable to Separate Accounts for Trust shares redeemed	451,888
Administrative fees payable	328,753
Accrued expenses	347,036

Total liabilities	2,156,807

NET ASSETS	$2,627,532,911

Net assets were comprised of:
Paid in capital	$2,359,591,053
Accumulated undistributed net investment income (loss)	20,718,350
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(8,273,695)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency transactions	255,497,203

Net assets	$2,627,532,911

Class IA
Net asset value, offering and redemption price per share, $2,627,532,911 / 236,099,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($199,001 of dividends received from affiliates) (net of $2,839,116 foreign withholding tax)	$29,259,371
Interest	2,264,491

Total income	31,523,862

EXPENSES
Investment management fees	5,850,090
Administrative fees	2,003,721
Printing and mailing expenses	101,864
Custodian fees	56,083
Professional fees	31,011
Trustees’ fees	29,181
Miscellaneous	30,167

Gross expenses	8,102,117
Less: Reimbursement from sub-advisor	(1,669)

Net expenses	8,100,448

NET INVESTMENT INCOME (LOSS)	23,423,414

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($160,840 of realized gain (loss) from affiliates)	3,427,945
Foreign currency transactions	12,290,402
Futures	(30,710,644)

Net realized gain (loss)	(14,992,297)

Change in unrealized appreciation (depreciation) on:
Securities	43,718,103
Foreign currency translations	43,553,255
Futures	45,248,497

Net change in unrealized appreciation (depreciation)	132,519,855

NET REALIZED AND UNREALIZED GAIN (LOSS)	117,527,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,950,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,423,414	$22,781,831
Net realized gain (loss) on investments, futures foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	(14,992,297)	(17,201,001)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	132,519,855	127,275,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	140,950,972	132,856,342

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(436,332)

Distributions from net realized capital gains
Class IA	—	(10,754,290)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(11,190,622)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,094,031 and 25,543,075 shares, respectively ]	76,390,851	230,701,432
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,233,199 shares, respectively ]	—	11,190,622
Capital shares repurchased [ (12,535,295) and (28,858,903) shares, respectively ]	(137,251,855)	(280,566,733)

Total Class IA transactions	(60,861,004)	(38,674,679)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(60,861,004)	(38,674,679)

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,089,968	82,991,041
NET ASSETS:
Beginning of period	2,547,442,943	2,464,451,902

End of period (a)	$2,627,532,911	$2,547,442,943

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,718,350	$(2,705,064)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$10.55	$10.12	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.09 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.48	0.38	0.11

Total from investment operations	0.58	0.47	0.13

Less distributions:
Dividends from net investment income	—	— #	(0.01)
Distributions from net realized gains	—	(0.04)	—

Total dividends and distributions	—	(0.04)	(0.01)

Net asset value, end of period	$11.13	$10.55	$10.12

Total return (b)	5.50%	4.75%	1.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,627,533	$2,547,443	$2,464,452
Ratio of expenses to average net assets:
After reimbursements (a)	0.62%	0.64%	0.68%
Before reimbursements (a)	0.62%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.80%	0.95%	0.69%
Before reimbursements (a)	1.80%	0.95%	0.69%
Portfolio turnover rate	4%	9%	123%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	8.9%
Financials	7.6
Energy	6.3
Health Care	5.8
Industrials	5.6
Consumer Staples	5.3
Consumer Discretionary	5.3
Materials	1.8
Utilities	1.7
Telecommunication Services	1.6
Cash and Other	50.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) Ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,056.80	$2.96
Hypothetical (5% average return before expenses)	1,000.00	1,021.92	2.91

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.58%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	47,502	$796,609
Johnson Controls, Inc.	132,231	5,508,743

		6,305,352

Automobiles (0.3%)
Ford Motor Co.*	740,382	10,209,868
Harley-Davidson, Inc.	46,046	1,886,504

		12,096,372

Distributors (0.0%)
Genuine Parts Co.	30,612	1,665,293

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	23,673	1,034,037
DeVry, Inc.	11,981	708,436
H&R Block, Inc.	59,421	953,113

		2,695,586

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	84,187	3,167,957
Chipotle Mexican Grill, Inc.*	6,117	1,885,198
Darden Restaurants, Inc.	26,555	1,321,377
International Game Technology	58,454	1,027,621
Marriott International, Inc., Class A	55,265	1,961,355
McDonald’s Corp.	202,307	17,058,526
Starbucks Corp.	146,125	5,770,476
Starwood Hotels & Resorts Worldwide, Inc.	38,040	2,131,762
Wyndham Worldwide Corp.	33,128	1,114,757
Wynn Resorts Ltd.	14,822	2,127,550
Yum! Brands, Inc.	90,757	5,013,417

		42,579,996

Household Durables (0.1%)
D.R. Horton, Inc.	54,746	630,674
Fortune Brands, Inc.	30,009	1,913,674
Harman International Industries, Inc.	13,564	618,111
Leggett & Platt, Inc.	27,776	677,179
Lennar Corp., Class A	31,292	567,950
Newell Rubbermaid, Inc.	56,722	895,073
Pulte Group, Inc.*	65,659	502,948
Whirlpool Corp.	14,872	1,209,391

		7,015,000

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	69,696	14,252,135
Expedia, Inc.	38,868	1,126,783
Netflix, Inc.*	8,485	2,228,925
priceline.com, Inc.*	9,738	4,985,174

		22,593,017

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	26,587	1,167,967
Mattel, Inc.	67,681	1,860,551

		3,028,518

	Number of Shares		Value (Note 1)

Media (1.7%)
AMC Networks, Inc., Class A*	—	@	$11
Cablevision Systems Corp. - New York Group, Class A	44,809		1,622,534
CBS Corp., Class B	130,281		3,711,706
Comcast Corp., Class A	539,216		13,663,733
DIRECTV, Class A*	149,682		7,606,839
Discovery Communications, Inc., Class A*	54,293		2,223,841
Gannett Co., Inc.	46,845		670,820
Interpublic Group of Cos., Inc.	95,192		1,189,900
McGraw-Hill Cos., Inc.	59,338		2,486,856
News Corp., Class A	445,465		7,884,731
Omnicom Group, Inc.	54,815		2,639,890
Scripps Networks Interactive, Inc., Class A	17,670		863,710
Time Warner Cable, Inc.	65,632		5,121,921
Time Warner, Inc.	208,672		7,589,401
Viacom, Inc., Class B	114,004		5,814,204
Walt Disney Co.	368,406		14,382,570
Washington Post Co., Class B	1,095		458,750

			77,931,417

Multiline Retail (0.3%)
Big Lots, Inc.*	14,571		483,029
Family Dollar Stores, Inc.	23,798		1,250,823
J.C. Penney Co., Inc.	41,485		1,432,892
Kohl’s Corp.	54,800		2,740,548
Macy’s, Inc.	83,168		2,431,832
Nordstrom, Inc.	32,647		1,532,450
Sears Holdings Corp.*	8,367		597,739
Target Corp.	134,363		6,302,968

			16,772,281

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	17,071		1,142,391
AutoNation, Inc.*	12,358		452,426
AutoZone, Inc.*	4,927		1,452,726
Bed Bath & Beyond, Inc.*	48,583		2,835,790
Best Buy Co., Inc.	62,834		1,973,616
CarMax, Inc.*	44,030		1,456,072
GameStop Corp., Class A*	27,537		734,412
Gap, Inc.	76,121		1,377,790
Home Depot, Inc.	310,357		11,241,131
Limited Brands, Inc.	49,127		1,888,933
Lowe’s Cos., Inc.	253,736		5,914,586
O’Reilly Automotive, Inc.*	26,893		1,761,761
Ross Stores, Inc.	22,834		1,829,460
Staples, Inc.	138,996		2,196,137
Tiffany & Co.	24,868		1,952,635
TJX Cos., Inc.	75,211		3,950,834
Urban Outfitters, Inc.*	24,279		683,454

			42,844,154

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	57,224		3,658,330
NIKE, Inc., Class B	73,981		6,656,810
Polo Ralph Lauren Corp.	12,527		1,661,206
VF Corp.	17,043		1,850,188

			13,826,534

Total Consumer Discretionary			249,353,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (5.3%)
Beverages (1.2%)
Brown-Forman Corp., Class B	20,102	$1,501,418
Coca-Cola Co.	446,268	30,029,374
Coca-Cola Enterprises, Inc.	63,284	1,846,627
Constellation Brands, Inc., Class A*	34,788	724,286
Dr. Pepper Snapple Group, Inc.	43,088	1,806,680
Molson Coors Brewing Co., Class B	30,956	1,384,972
PepsiCo, Inc.	308,110	21,700,187

		58,993,544

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	85,145	6,917,180
CVS Caremark Corp.	264,267	9,931,154
Kroger Co.	118,180	2,930,864
Safeway, Inc.	68,942	1,611,175
SUPERVALU, Inc.	41,279	388,435
Sysco Corp.	113,723	3,545,883
Walgreen Co.	178,402	7,574,949
Wal-Mart Stores, Inc.	372,358	19,787,104
Whole Foods Market, Inc.	29,097	1,846,205

		54,532,949

Food Products (0.9%)
Archer-Daniels-Midland Co.	132,922	4,007,598
Campbell Soup Co.	35,526	1,227,423
ConAgra Foods, Inc.	79,685	2,056,670
Dean Foods Co.*	35,697	438,002
General Mills, Inc.	124,419	4,630,875
H.J. Heinz Co.	62,716	3,341,509
Hershey Co.	29,853	1,697,143
Hormel Foods Corp.	27,038	806,003
J.M. Smucker Co.	22,641	1,730,678
Kellogg Co.	48,801	2,699,671
Kraft Foods, Inc., Class A	342,668	12,072,194
McCormick & Co., Inc. (Non-Voting)	25,777	1,277,766
Mead Johnson Nutrition Co.	39,879	2,693,826
Sara Lee Corp.	113,982	2,164,518
Tyson Foods, Inc., Class A	58,349	1,133,138

		41,977,014

Household Products (1.1%)
Clorox Co.	25,964	1,751,012
Colgate-Palmolive Co.	95,324	8,332,271
Kimberly-Clark Corp.	76,594	5,098,097
Procter & Gamble Co.	544,094	34,588,055

		49,769,435

Personal Products (0.1%)
Avon Products, Inc.	83,855	2,347,940
Estee Lauder Cos., Inc., Class A	22,252	2,340,688

		4,688,628

Tobacco (0.8%)
Altria Group, Inc.	408,012	10,775,597
Lorillard, Inc.	28,027	3,051,299
Philip Morris International, Inc.	346,644	23,145,420
Reynolds American, Inc.	65,840	2,439,372

		39,411,688

Total Consumer Staples		249,373,258

	Number of Shares	Value (Note 1)

Energy (6.3%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	84,716	$6,146,993
Cameron International Corp.*	47,785	2,403,108
Diamond Offshore Drilling, Inc.	13,557	954,548
FMC Technologies, Inc.*	46,837	2,097,829
Halliburton Co.	178,368	9,096,768
Helmerich & Payne, Inc.	20,893	1,381,445
Nabors Industries Ltd.*	55,953	1,378,682
National Oilwell Varco, Inc.	82,505	6,452,716
Noble Corp.	49,133	1,936,332
Rowan Cos., Inc.*	24,793	962,216
Schlumberger Ltd.	264,533	22,855,651

		55,666,288

Oil, Gas & Consumable Fuels (5.1%)
Alpha Natural Resources, Inc.*	44,164	2,006,812
Anadarko Petroleum Corp.	96,972	7,443,571
Apache Corp.	74,788	9,228,091
Cabot Oil & Gas Corp.	20,335	1,348,414
Chesapeake Energy Corp.	128,141	3,804,506
Chevron Corp.	391,876	40,300,528
ConocoPhillips	275,593	20,721,838
Consol Energy, Inc.	44,199	2,142,768
Denbury Resources, Inc.*	77,370	1,547,400
Devon Energy Corp.	82,492	6,501,195
El Paso Corp.	149,877	3,027,515
EOG Resources, Inc.	52,321	5,470,161
EQT Corp.	29,104	1,528,542
Exxon Mobil Corp.#	960,278	78,147,424
Hess Corp.	58,921	4,404,934
Marathon Oil Corp.	138,838	7,313,986
Murphy Oil Corp.	37,675	2,473,740
Newfield Exploration Co.*	25,803	1,755,120
Noble Energy, Inc.	34,372	3,080,762
Occidental Petroleum Corp.	158,530	16,493,461
Peabody Energy Corp.	52,772	3,108,799
Pioneer Natural Resources Co.	22,765	2,039,061
QEP Resources, Inc.	34,417	1,439,663
Range Resources Corp.	31,304	1,737,372
Southwestern Energy Co.*	67,768	2,905,892
Spectra Energy Corp.	126,627	3,470,846
Sunoco, Inc.	23,533	981,561
Tesoro Corp.*	28,010	641,709
Valero Energy Corp.	111,134	2,841,696
Williams Cos., Inc.	114,636	3,467,739

		241,375,106

Total Energy		297,041,394

Financials (7.6%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	47,274	2,726,764
Bank of New York Mellon Corp.	241,982	6,199,579
BlackRock, Inc.	18,810	3,607,946
Charles Schwab Corp.	195,246	3,211,797
E*TRADE Financial Corp.*	49,030	676,614
Federated Investors, Inc., Class B	18,143	432,529
Franklin Resources, Inc.	28,145	3,695,157
Goldman Sachs Group, Inc.	100,933	13,433,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Ltd.	90,020	$2,106,468
Janus Capital Group, Inc.	36,286	342,540
Legg Mason, Inc.	28,991	949,745
Morgan Stanley	301,018	6,926,424
Northern Trust Corp.	47,140	2,166,554
State Street Corp.	98,194	4,427,568
T. Rowe Price Group, Inc.	50,653	3,056,402

		53,959,260

Commercial Banks (1.4%)
BB&T Corp.	135,680	3,641,651
Comerica, Inc.	34,430	1,190,245
Fifth Third Bancorp	179,068	2,283,117
First Horizon National Corp.	51,322	489,612
Huntington Bancshares, Inc./Ohio	168,235	1,103,622
KeyCorp	185,332	1,543,815
M&T Bank Corp.	24,446	2,150,026
Marshall & Ilsley Corp.	103,322	823,476
PNC Financial Services Group, Inc.	102,554	6,113,244
Regions Financial Corp.	244,840	1,518,008
SunTrust Banks, Inc.	104,576	2,698,061
U.S. Bancorp	375,560	9,580,536
Wells Fargo & Co.	1,031,034	28,930,814
Zions Bancorp	35,758	858,549

		62,924,776

Consumer Finance (0.4%)
American Express Co.	203,907	10,541,992
Capital One Financial Corp.	89,441	4,621,416
Discover Financial Services	106,312	2,843,846
SLM Corp.	102,812	1,728,270

		19,735,524

Diversified Financial Services (1.9%)
Bank of America Corp.	1,975,236	21,648,587
Citigroup, Inc.	569,299	23,705,610
CME Group, Inc.	13,076	3,812,831
IntercontinentalExchange, Inc.*	14,406	1,796,572
JPMorgan Chase & Co.	774,626	31,713,188
Leucadia National Corp.	38,578	1,315,510
Moody’s Corp.	38,587	1,479,812
NASDAQ OMX Group, Inc.*	29,225	739,393
NYSE Euronext	51,005	1,747,941

		87,959,444

Insurance (1.9%)
ACE Ltd.	65,734	4,326,612
Aflac, Inc.	91,125	4,253,715
Allstate Corp.	101,893	3,110,793
American International Group, Inc.*	84,959	2,490,998
Aon Corp.	64,375	3,302,437
Assurant, Inc.	18,820	682,601
Berkshire Hathaway, Inc., Class B*	337,469	26,116,726
Chubb Corp.	56,992	3,568,269
Cincinnati Financial Corp.	31,708	925,239
Genworth Financial, Inc., Class A*	95,572	982,480

	Number of Shares	Value (Note 1)

Hartford Financial Services Group, Inc.	86,796	$2,288,811
Lincoln National Corp.	61,099	1,740,711
Loews Corp.	60,590	2,550,233
Marsh & McLennan Cos., Inc.	106,695	3,327,817
MetLife, Inc.	206,069	9,040,247
Principal Financial Group, Inc.	62,624	1,905,022
Progressive Corp.	127,368	2,723,128
Prudential Financial, Inc.	95,144	6,050,207
Torchmark Corp.	14,856	952,864
Travelers Cos., Inc.	81,656	4,767,077
Unum Group	59,981	1,528,316
XL Group plc	60,271	1,324,757

		87,959,060

Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	23,280	594,338
AvalonBay Communities, Inc. (REIT)	17,087	2,193,971
Boston Properties, Inc. (REIT)	28,388	3,013,670
Equity Residential (REIT)	57,451	3,447,060
HCP, Inc. (REIT)	79,155	2,904,197
Health Care REIT, Inc. (REIT)	34,429	1,805,113
Host Hotels & Resorts, Inc. (REIT)	133,709	2,266,368
Kimco Realty Corp. (REIT)	79,238	1,476,996
Plum Creek Timber Co., Inc. (REIT)	31,555	1,279,240
ProLogis, Inc. (REIT)	88,495	3,171,661
Public Storage (REIT)	27,319	3,114,639
Simon Property Group, Inc. (REIT)	57,220	6,650,681
Ventas, Inc. (REIT)	31,851	1,678,866
Vornado Realty Trust (REIT)	31,969	2,978,871
Weyerhaeuser Co. (REIT)	104,969	2,294,622

		38,870,293

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	56,837	1,427,177

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	102,577	840,106
People’s United Financial, Inc.	69,744	937,359

		1,777,465

Total Financials		354,612,999

Health Care (5.8%)
Biotechnology (0.6%)
Amgen, Inc.*	181,219	10,574,129
Biogen Idec, Inc.*	47,151	5,041,385
Celgene Corp.*	90,194	5,440,502
Cephalon, Inc.*	15,039	1,201,616
Gilead Sciences, Inc.*	153,417	6,352,998

		28,610,630

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	111,150	6,634,544
Becton, Dickinson and Co.	42,672	3,677,046
Boston Scientific Corp.*	297,897	2,058,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

C.R. Bard, Inc.	16,716	$1,836,420
CareFusion Corp.*	43,463	1,180,890
Covidien plc	96,628	5,143,508
DENTSPLY International, Inc.	27,422	1,044,230
Edwards Lifesciences Corp.*	22,415	1,954,140
Intuitive Surgical, Inc.*	7,743	2,881,248
Medtronic, Inc.	208,427	8,030,692
St. Jude Medical, Inc.	64,135	3,057,957
Stryker Corp.	65,074	3,819,193
Varian Medical Systems, Inc.*	22,807	1,596,946
Zimmer Holdings, Inc.*	37,457	2,367,282

		45,282,564

Health Care Providers & Services (1.1%)
Aetna, Inc.	73,987	3,262,087
AmerisourceBergen Corp.	53,416	2,211,422
Cardinal Health, Inc.	68,369	3,105,320
CIGNA Corp.	52,752	2,713,035
Coventry Health Care, Inc.*	28,888	1,053,545
DaVita, Inc.*	18,673	1,617,269
Express Scripts, Inc.*	103,216	5,571,600
Humana, Inc.	32,871	2,647,430
Laboratory Corp. of America Holdings*	19,503	1,887,695
McKesson Corp.	49,144	4,110,896
Medco Health Solutions, Inc.*	77,901	4,402,964
Patterson Cos., Inc.	18,656	613,596
Quest Diagnostics, Inc.	30,669	1,812,538
Tenet Healthcare Corp.*	95,375	595,140
UnitedHealth Group, Inc.	211,234	10,895,450
WellPoint, Inc.	71,576	5,638,042

		52,138,029

Health Care Technology (0.0%)
Cerner Corp.*	28,242	1,725,868

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	67,871	3,468,887
Life Technologies Corp.*	34,796	1,811,828
PerkinElmer, Inc.	21,932	590,190
Thermo Fisher Scientific, Inc.*	74,725	4,811,543
Waters Corp.*	17,903	1,714,033

		12,396,481

Pharmaceuticals (2.8%)
Abbott Laboratories, Inc.	302,967	15,942,123
Allergan, Inc.	59,417	4,946,465
Bristol-Myers Squibb Co.	332,506	9,629,374
Eli Lilly and Co.	198,575	7,452,520
Forest Laboratories, Inc.*	55,753	2,193,323
Hospira, Inc.*	32,715	1,853,632
Johnson & Johnson	534,385	35,547,290
Merck & Co., Inc.	601,614	21,230,958
Mylan, Inc.*	85,543	2,110,346
Pfizer, Inc.	1,540,189	31,727,893
Watson Pharmaceuticals, Inc.*	24,649	1,694,126

		134,328,050

Total Health Care		274,481,622

Industrials (5.6%)
Aerospace & Defense (1.4%)
Boeing Co.	143,919	10,639,931

	Number of Shares	Value (Note 1)

General Dynamics Corp.	72,486	$5,401,657
Goodrich Corp.	24,408	2,330,964
Honeywell International, Inc.	153,466	9,145,039
ITT Corp.	35,889	2,114,939
L-3 Communications Holdings, Inc.	20,653	1,806,105
Lockheed Martin Corp.	55,568	4,499,341
Northrop Grumman Corp.	57,054	3,956,695
Precision Castparts Corp.	28,118	4,629,629
Raytheon Co.	69,403	3,459,739
Rockwell Collins, Inc.	30,034	1,852,797
Textron, Inc.	53,777	1,269,675
United Technologies Corp.	178,427	15,792,574

		66,899,085

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	31,825	2,509,083
Expeditors International of Washington, Inc.	41,352	2,116,809
FedEx Corp.	61,513	5,834,508
United Parcel Service, Inc., Class B	192,218	14,018,459

		24,478,859

Airlines (0.0%)
Southwest Airlines Co.	154,295	1,762,049

Building Products (0.0%)
Masco Corp.	69,748	839,068

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	20,549	793,808
Cintas Corp.	24,643	813,958
Iron Mountain, Inc.	39,128	1,333,874
Pitney Bowes, Inc.	39,681	912,266
R.R. Donnelley & Sons Co.	36,516	716,079
Republic Services, Inc.	59,065	1,822,155
Stericycle, Inc.*	16,746	1,492,403
Waste Management, Inc.	92,407	3,444,009

		11,328,552

Construction & Engineering (0.1%)
Fluor Corp.	33,944	2,194,819
Jacobs Engineering Group, Inc.*	24,731	1,069,616
Quanta Services, Inc.*	42,106	850,541

		4,114,976

Electrical Equipment (0.3%)
Emerson Electric Co.	146,553	8,243,606
Rockwell Automation, Inc.	28,162	2,443,335
Roper Industries, Inc.	18,748	1,561,709

		12,248,650

Industrial Conglomerates (1.2%)
3M Co.	138,515	13,138,148
General Electric Co.	2,067,406	38,991,277
Tyco International Ltd.	91,404	4,518,100

		56,647,525

Machinery (1.2%)
Caterpillar, Inc.	125,604	13,371,802
Cummins, Inc.	38,236	3,957,044
Danaher Corp.	106,187	5,626,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Deere & Co.	81,839	$6,747,626
Dover Corp.	36,370	2,465,886
Eaton Corp.	66,481	3,420,447
Flowserve Corp.	10,913	1,199,230
Illinois Tool Works, Inc.	97,443	5,504,555
Ingersoll-Rand plc	64,579	2,932,532
Joy Global, Inc.	20,457	1,948,325
PACCAR, Inc.	71,219	3,638,579
Pall Corp.	22,604	1,271,023
Parker Hannifin Corp.	31,603	2,836,053
Snap-On, Inc.	11,390	711,647
Stanley Black & Decker, Inc.	32,745	2,359,277

		57,990,875

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,596	724,882
Equifax, Inc.	23,922	830,572
Robert Half International, Inc.	28,604	773,166

		2,328,620

Road & Rail (0.5%)
CSX Corp.	214,924	5,635,307
Norfolk Southern Corp.	68,901	5,162,752
Ryder System, Inc.	10,032	570,319
Union Pacific Corp.	95,660	9,986,904

		21,355,282

Trading Companies & Distributors (0.1%)
Fastenal Co.	57,424	2,066,690
W.W. Grainger, Inc.	11,374	1,747,615

		3,814,305

Total Industrials		263,807,846

Information Technology (8.9%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,072,172	16,736,605
F5 Networks, Inc.*	15,841	1,746,470
Harris Corp.	24,818	1,118,299
JDS Uniphase Corp.*	44,203	736,422
Juniper Networks, Inc.*	103,826	3,270,519
Motorola Mobility Holdings, Inc.*	57,407	1,265,250
Motorola Solutions, Inc.*	66,125	3,044,395
QUALCOMM, Inc.	325,447	18,482,135
Tellabs, Inc.	70,747	326,144

		46,726,239

Computers & Peripherals (2.1%)
Apple, Inc.*	180,357	60,540,434
Dell, Inc.*	320,003	5,334,450
EMC Corp.*	401,064	11,049,313
Hewlett-Packard Co.	404,350	14,718,340
Lexmark International, Inc., Class A*	15,360	449,434
NetApp, Inc.*	71,749	3,786,912
SanDisk Corp.*	46,447	1,927,551
Western Digital Corp.*	45,265	1,646,741

		99,453,175

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	34,292	1,851,425

	Number of Shares	Value (Note 1)

Corning, Inc.	305,995	$5,553,809
FLIR Systems, Inc.	31,039	1,046,325
Jabil Circuit, Inc.	38,241	772,468
Molex, Inc.	27,056	697,233

		9,921,260

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	36,384	1,145,004
eBay, Inc.*	222,637	7,184,496
Google, Inc., Class A*	49,029	24,827,305
Monster Worldwide, Inc.*	25,172	369,022
VeriSign, Inc.	32,783	1,096,919
Yahoo!, Inc.*	253,976	3,819,799

		38,442,545

IT Services (1.6%)
Automatic Data Processing, Inc.	97,359	5,128,872
Cognizant Technology Solutions Corp., Class A*	59,278	4,347,449
Computer Sciences Corp.	30,209	1,146,734
Fidelity National Information Services, Inc.	52,372	1,612,534
Fiserv, Inc.*	27,986	1,752,763
International Business Machines Corp.	236,117	40,505,871
Mastercard, Inc., Class A	18,437	5,555,806
Paychex, Inc.	62,724	1,926,881
SAIC, Inc.*	54,303	913,376
Teradata Corp.*	32,864	1,978,413
Total System Services, Inc.	31,495	585,177
Visa, Inc., Class A	93,353	7,865,924
Western Union Co.	123,180	2,467,295

		75,787,095

Office Electronics (0.1%)
Xerox Corp.	273,107	2,843,044

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	112,576	786,906
Altera Corp.	62,802	2,910,873
Analog Devices, Inc.	58,419	2,286,520
Applied Materials, Inc.	256,913	3,342,438
Broadcom Corp., Class A*	92,989	3,128,150
First Solar, Inc.*	10,564	1,397,300
Intel Corp.	1,033,489	22,902,116
KLA-Tencor Corp.	32,728	1,324,829
Linear Technology Corp.	44,375	1,465,263
LSI Corp.*	117,977	839,996
MEMC Electronic Materials, Inc.*	44,833	382,426
Microchip Technology, Inc.	37,097	1,406,347
Micron Technology, Inc.*	167,881	1,255,750
National Semiconductor Corp.	46,913	1,154,529
Novellus Systems, Inc.*	17,329	626,270
NVIDIA Corp.*	117,008	1,864,523
Teradyne, Inc.*	36,063	533,732
Texas Instruments, Inc.	226,351	7,431,103
Xilinx, Inc.	51,765	1,887,870

		56,926,941

Software (1.9%)
Adobe Systems, Inc.*	98,309	3,091,818
Autodesk, Inc.*	44,985	1,736,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

BMC Software, Inc.*	34,472	$1,885,619
CA, Inc.	73,917	1,688,264
Citrix Systems, Inc.*	36,678	2,934,240
Compuware Corp.*	42,464	414,449
Electronic Arts, Inc.*	64,734	1,527,722
Intuit, Inc.*	53,321	2,765,227
Microsoft Corp.	1,446,536	37,609,936
Oracle Corp.	759,610	24,998,765
Red Hat, Inc.*	37,641	1,727,722
Salesforce.com, Inc.*	23,546	3,507,883
Symantec Corp.*	147,213	2,903,040

		86,791,106

Total Information Technology		416,891,405

Materials (1.8%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	41,333	3,950,608
Airgas, Inc.	13,611	953,315
CF Industries Holdings, Inc.	13,916	1,971,480
Dow Chemical Co.	229,175	8,250,300
E.I. du Pont de Nemours & Co.	181,048	9,785,644
Eastman Chemical Co.	13,875	1,416,221
Ecolab, Inc.	45,188	2,547,699
FMC Corp.	14,041	1,207,807
International Flavors & Fragrances, Inc.	15,622	1,003,557
Monsanto Co.	104,507	7,580,938
PPG Industries, Inc.	30,870	2,802,687
Praxair, Inc.	59,320	6,429,695
Sherwin-Williams Co.	17,238	1,445,751
Sigma-Aldrich Corp.	23,800	1,746,444

		51,092,146

Construction Materials (0.0%)
Vulcan Materials Co.	25,188	970,494

Containers & Packaging (0.1%)
Ball Corp.	32,734	1,258,950
Bemis Co., Inc.	20,518	693,098
Owens-Illinois, Inc.*	31,954	824,733
Sealed Air Corp.	31,184	741,867

		3,518,648

Metals & Mining (0.5%)
AK Steel Holding Corp.	21,491	338,698
Alcoa, Inc.	207,284	3,287,524
Allegheny Technologies, Inc.	20,644	1,310,275
Cliffs Natural Resources, Inc.	28,245	2,611,250
Freeport-McMoRan Copper & Gold, Inc.	184,690	9,770,101
Newmont Mining Corp.	96,262	5,195,260
Nucor Corp.	61,623	2,540,100
Titanium Metals Corp.	17,503	320,655
United States Steel Corp.	27,976	1,288,015

		26,661,878

Paper & Forest Products (0.1%)
International Paper Co.	85,168	2,539,710
MeadWestvaco Corp.	33,000	1,099,230

		3,638,940

Total Materials		85,882,106

	Number of Shares	Value (Note 1)

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	1,154,383	$36,259,170
CenturyLink, Inc.	117,083	4,733,666
Frontier Communications Corp.	193,970	1,565,338
Verizon Communications, Inc.	551,437	20,529,999
Windstream Corp.	99,336	1,287,395

		64,375,568

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	77,268	4,043,434
MetroPCS Communications, Inc.*	51,751	890,635
Sprint Nextel Corp.*	583,138	3,143,114

		8,077,183

Total Telecommunication Services		72,452,751

Utilities (1.7%)
Electric Utilities (0.9%)
American Electric Power Co., Inc.	93,904	3,538,303
Duke Energy Corp.	259,446	4,885,368
Edison International	63,498	2,460,547
Entergy Corp.	34,731	2,371,433
Exelon Corp.	129,093	5,530,344
FirstEnergy Corp.	81,474	3,597,077
NextEra Energy, Inc.	82,234	4,725,166
Northeast Utilities	34,381	1,209,180
Pepco Holdings, Inc.	43,987	863,465
Pinnacle West Capital Corp.	21,272	948,306
PPL Corp.	112,430	3,128,927
Progress Energy, Inc.	57,350	2,753,373
Southern Co.	165,463	6,681,396

		42,692,885

Gas Utilities (0.0%)
Nicor, Inc.	8,875	485,818
Oneok, Inc.	20,848	1,542,960

		2,028,778

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	127,996	1,630,669
Constellation Energy Group, Inc.	39,056	1,482,566
NRG Energy, Inc.*	46,983	1,154,842

		4,268,077

Multi-Utilities (0.7%)
Ameren Corp.	46,914	1,353,000
CenterPoint Energy, Inc.	82,864	1,603,418
CMS Energy Corp.	49,190	968,551
Consolidated Edison, Inc.	57,017	3,035,585
Dominion Resources, Inc.	112,249	5,418,259
DTE Energy Co.	32,967	1,649,009
Integrys Energy Group, Inc.	15,179	786,879
NiSource, Inc.	54,456	1,102,734
PG&E Corp.	77,583	3,260,814
Public Service Enterprise Group, Inc.	98,562	3,217,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SCANA Corp.	22,229	$875,156
Sempra Energy	46,697	2,469,337
TECO Energy, Inc.	41,896	791,415
Wisconsin Energy Corp.	45,553	1,428,087
Xcel Energy, Inc.	94,335	2,292,341

		30,251,649

Total Utilities		79,241,389

Total Common Stocks (49.9%) (Cost $1,899,842,091)		2,343,138,290

SHORT-TERM INVESTMENTS:
Short-Term Investment (46.2%)
BlackRock Liquidity Funds TempFund 0.08%‡	2,174,563,285	2,174,563,285

	Principal Amount	Value (Note 1)

Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$3,994,739	$3,994,739

Total Short-Term Investments (46.3%) (Cost $2,178,558,024)		2,178,558,024

Total Investments (96.2%) (Cost $4,078,400,115)		4,521,696,314
Other Assets Less Liabilities (3.8%)		180,383,536

Net Assets (100%)		$4,702,079,850

*	Non-income producing.
@	Shares are less than 0.5
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total value of $34,107,172.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$2,083,647,833	$1,079,075,854	$988,160,402	$2,174,563,285	$27,862	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	35,855	September-11	$2,296,432,862	$2,358,362,625	$61,929,763

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$249,353,520	$—	$—	$249,353,520
Consumer Staples	249,373,258	—	—	249,373,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$297,041,394	$—	$—	$297,041,394
Financials	354,612,999	—	—	354,612,999
Health Care	274,481,622	—	—	274,481,622
Industrials	263,807,846	—	—	263,807,846
Information Technology	416,891,405	—	—	416,891,405
Materials	85,882,106	—	—	85,882,106
Telecommunication Services	72,452,751	—	—	72,452,751
Utilities	79,241,389	—	—	79,241,389
Futures	61,929,763	—	—	61,929,763
Short-Term Investments	—	2,178,558,024	—	2,178,558,024

Total Assets	$2,405,068,053	$2,178,558,024	$—	$4,583,626,077

Total Liabilities	$—	$—	$—	$—

Total	$2,405,068,053	$2,178,558,024	$—	$4,583,626,077

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	61,929,763	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$61,929,763

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	141,114,823	—	—	141,114,823
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$141,114,823	$—	$—	$141,114,823

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,523,525)	—	—	(1,523,525)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,523,525)	$—	$—	$(1,523,525)

The Portfolio held futures contracts with an average notional balance of approximately $2,287,459,000 for the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,341,866
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$315,810,079

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$497,946,659
Aggregate gross unrealized depreciation	(59,069,089)

Net unrealized appreciation	$438,877,570

Federal income tax cost of investments	$4,082,818,744

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,174,563,285)	$2,174,563,285
Unaffiliated Issuers (Cost $1,903,836,830)	2,347,133,029
Cash held as collateral at broker	155,949,000
Due from broker for futures variation margin	20,083,141
Receivable for securities sold	6,341,236
Dividends, interest and other receivables	3,290,035
Receivable from investment sub-advisor	231,073
Other assets	34,534

Total assets	4,707,625,333

LIABILITIES
Payable for securities purchased	2,124,397
Investment management fees payable	1,684,632
Payable to Separate Accounts for Trust shares redeemed	876,958
Administrative fees payable	578,081
Accrued expenses	281,415

Total liabilities	5,545,483

NET ASSETS	$4,702,079,850

Net assets were comprised of:
Paid in capital	$3,914,447,923
Accumulated undistributed net investment income (loss)	12,690,383
Accumulated undistributed net realized gains (losses) on investments and futures	269,715,582
Net unrealized appreciation (depreciation) on investments and futures	505,225,962

Net assets	$4,702,079,850

Class IA
Net asset value, offering and redemption price per share, $4,702,079,850 / 394,819,657 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($27,862 of dividend income received from affiliates)	$26,257,601

EXPENSES
Investment management fees	10,630,396
Administrative fees	3,623,583
Printing and mailing expenses	188,857
Trustees’ fees	54,443
Professional fees	50,081
Custodian fees	40,097
Miscellaneous	49,896

Gross expenses	14,637,353
Less: Reimbursement from sub-advisor	(713,170)

Net expenses	13,924,183

NET INVESTMENT INCOME (LOSS)	12,333,418

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	43,918,807
Futures	141,114,823

Net realized gain (loss)	185,033,630

Change in unrealized appreciation (depreciation) on:
Securities	73,358,378
Futures	(1,523,525)

Net change in unrealized appreciation (depreciation)	71,834,853

NET REALIZED AND UNREALIZED GAIN (LOSS)	256,868,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$269,201,901

See Notes to Financial Statements.

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ATM LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,333,418	$25,221,981
Net realized gain (loss) on investments, futures and net distributions of realized gain received from Underlying Portfolios	185,033,630	236,049,347
Net change in unrealized appreciation (depreciation) on investments and futures	71,834,853	306,571,268

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	269,201,901	567,842,596

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,928,980)

Distributions from net realized capital gains
Class IA	—	(253,454,476)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(278,383,456)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,231,431 and 20,499,395 shares, respectively ]	72,558,380	211,986,202
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,317,755 shares, respectively ]	—	278,383,456
Capital shares repurchased [ (36,464,409) and (54,792,534) shares, respectively ]	(431,091,937)	(597,152,059)

Total Class IA transactions	(358,533,557)	(106,782,401)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(358,533,557)	(106,782,401)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,331,656)	182,676,739
NET ASSETS:
Beginning of period	4,791,411,506	4,608,734,767

End of period (a)	$4,702,079,850	$4,791,411,506

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,690,383	$356,965

See Notes to Financial Statements.

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ATM LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$11.27	$10.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	0.61	1.24	0.64

Total from investment operations	0.64	1.30	0.68

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)
Distributions from net realized gains	—	(0.61)	—

Total dividends and distributions	—	(0.67)	(0.04)

Net asset value, end of period	$11.91	$11.27	$10.64

Total return (b)	5.68%	12.79%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,702,080	$4,791,412	$4,608,735
Ratio of expenses to average net assets:
After reimbursements (a)	0.58%	0.59%	0.62%
Before reimbursements (a)	0.61%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.52%	0.56%	1.19%
Before reimbursements (a)	0.49%	0.53%	1.18%
Portfolio turnover rate	2%	6%	44%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM MID CAP PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	9.6%
Information Technology	8.1
Industrials	7.9
Consumer Discretionary	6.9
Health Care	5.5
Energy	3.7
Materials	3.7
Utilities	2.8
Consumer Staples	2.1
Telecommunication Services	0.2
Cash and Other	49.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,080.40	$3.09
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.60% , multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.6%)
BorgWarner, Inc.*	35,428	$2,862,228
Gentex Corp.	45,521	1,376,100

		4,238,328

Automobiles (0.0%)
Thor Industries, Inc.	13,589	391,907

Distributors (0.2%)
LKQ Corp.*	46,597	1,215,716

Diversified Consumer Services (0.5%)
Career Education Corp.*	19,988	422,746
ITT Educational Services, Inc.*	7,367	576,394
Matthews International Corp., Class A	9,461	379,859
Regis Corp.	18,394	281,796
Service Corp. International	76,798	897,001
Sotheby’s, Inc.	21,585	938,947
Strayer Education, Inc.	4,035	509,984

		4,006,727

Hotels, Restaurants & Leisure (0.7%)
Bally Technologies, Inc.*	13,785	560,774
Bob Evans Farms, Inc.	9,643	337,216
Brinker International, Inc.	27,104	662,964
Cheesecake Factory, Inc.*	18,920	593,520
International Speedway Corp., Class A	9,370	266,202
Life Time Fitness, Inc.*	13,425	535,792
Panera Bread Co., Class A*	9,967	1,252,453
Scientific Games Corp., Class A*	20,244	209,323
Wendy’s/Arby’s Group, Inc., Class A	103,203	523,239
WMS Industries, Inc.*	18,380	564,633

		5,506,116

Household Durables (0.8%)
American Greetings Corp., Class A	12,781	307,255
KB Home	23,084	225,762
M.D.C. Holdings, Inc.	12,028	296,370
Mohawk Industries, Inc.*	17,984	1,078,860
NVR, Inc.*	1,934	1,403,078
Ryland Group, Inc.	14,065	232,495
Toll Brothers, Inc.*	46,664	967,811
Tupperware Brands Corp.	20,045	1,352,035

		5,863,666

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.*	85,964	307,751
Polaris Industries, Inc.	11,015	1,224,538

		1,532,289

Media (0.4%)
AMC Networks, Inc., Class A*	18,487	804,184
DreamWorks Animation SKG, Inc., Class A*	22,698	456,230
John Wiley & Sons, Inc., Class A	14,986	779,422
Lamar Advertising Co., Class A*	18,313	501,227
Meredith Corp.	11,642	362,415

	Number of Shares	Value (Note 1)

New York Times Co., Class A*	38,061	$331,892
Scholastic Corp.	7,531	200,325

		3,435,695

Multiline Retail (0.5%)
99 Cents Only Stores*	14,973	303,053
Dollar Tree, Inc.*	39,566	2,635,887
Saks, Inc.*	51,929	580,047

		3,518,987

Specialty Retail (2.0%)
Aaron’s, Inc.	23,056	651,563
Advance Auto Parts, Inc.	25,133	1,470,029
Aeropostale, Inc.*	25,862	452,585
American Eagle Outfitters, Inc.	62,591	798,035
ANN, Inc.*	16,954	442,499
Ascena Retail Group, Inc.*	22,004	749,236
Barnes & Noble, Inc.	12,452	206,454
Chico’s FAS, Inc.	56,409	859,109
Collective Brands, Inc.*	19,877	291,993
Dick’s Sporting Goods, Inc.*	28,729	1,104,630
Foot Locker, Inc.	49,309	1,171,582
Guess?, Inc.	20,465	860,758
Office Depot, Inc.*	89,947	379,576
PetSmart, Inc.	36,987	1,678,100
RadioShack Corp.	34,166	454,750
Rent-A-Center, Inc.	20,299	620,338
Tractor Supply Co.	23,223	1,553,154
Williams-Sonoma, Inc.	33,612	1,226,502

		14,970,893

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	12,391	1,092,143
Fossil, Inc.*	16,080	1,892,938
Hanesbrands, Inc.*	30,848	880,711
Phillips-Van Heusen Corp.	21,588	1,413,366
Timberland Co., Class A*	12,487	536,566
Under Armour, Inc., Class A*	11,430	883,653
Warnaco Group, Inc.*	14,091	736,255

		7,435,632

Total Consumer Discretionary		52,115,956

Consumer Staples (2.1%)
Beverages (0.2%)
Hansen Natural Corp.*	22,140	1,792,233

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	17,489	880,571
Ruddick Corp.	13,661	594,800

		1,475,371

Food Products (1.2%)
Corn Products International, Inc.	24,435	1,350,767
Flowers Foods, Inc.	35,975	792,878
Green Mountain Coffee Roasters, Inc.*	39,620	3,536,481
Lancaster Colony Corp.	6,090	370,394
Ralcorp Holdings, Inc.*	17,653	1,528,397
Smithfield Foods, Inc.*	53,021	1,159,569
Tootsie Roll Industries, Inc.	7,961	232,939

		8,971,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.5%)
Church & Dwight Co., Inc.	45,648	$1,850,570
Energizer Holdings, Inc.*	22,429	1,622,962

		3,473,532

Tobacco (0.0%)
Universal Corp.	7,451	280,679

Total Consumer Staples		15,993,240

Energy (3.7%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	17,974	793,193
CARBO Ceramics, Inc.	6,143	1,001,002
Dresser-Rand Group, Inc.*	25,618	1,376,968
Dril-Quip, Inc.*	11,010	746,808
Exterran Holdings, Inc.*	20,463	405,781
Helix Energy Solutions Group, Inc.*	33,874	560,953
Oceaneering International, Inc.	34,664	1,403,892
Oil States International, Inc.*	16,332	1,305,090
Patterson-UTI Energy, Inc.	49,317	1,558,910
Superior Energy Services, Inc.*	25,346	941,351
Tidewater, Inc.	16,531	889,533
Unit Corp.*	12,703	773,994

		11,757,475

Oil, Gas & Consumable Fuels (2.2%)
Arch Coal, Inc.	67,622	1,802,803
Bill Barrett Corp.*	15,103	700,024
Cimarex Energy Co.	27,341	2,458,503
Comstock Resources, Inc.*	15,218	438,126
Energen Corp.	23,082	1,304,133
Forest Oil Corp.*	36,353	970,989
Frontier Oil Corp.	33,812	1,092,466
Holly Corp.*	17,196	1,193,402
Northern Oil and Gas, Inc.*	17,330	383,859
Overseas Shipholding Group, Inc.	8,582	231,199
Patriot Coal Corp.*	29,204	650,081
Plains Exploration & Production Co.*	44,978	1,714,561
Quicksilver Resources, Inc.*	38,179	563,522
SM Energy Co.	20,282	1,490,321
Southern Union Co.	39,840	1,599,576

		16,593,565

Total Energy		28,351,040

Financials (9.6%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	16,598	1,683,867
Apollo Investment Corp.	62,522	638,350
Eaton Vance Corp.	37,948	1,147,168
Greenhill & Co., Inc.	8,126	437,341
Jefferies Group, Inc.	45,682	931,913
Raymond James Financial, Inc.	32,244	1,036,644
SEI Investments Co.	46,121	1,038,184
Waddell & Reed Financial, Inc., Class A	27,619	1,003,951

		7,917,418

Commercial Banks (1.7%)
Associated Banc-Corp	55,369	769,629

	Number of Shares	Value (Note 1)

BancorpSouth, Inc.	23,408	$290,493
Bank of Hawaii Corp.	15,393	716,082
Cathay General Bancorp	25,069	410,881
City National Corp./California	15,115	819,989
Commerce Bancshares, Inc./Missouri	24,774	1,065,282
Cullen/Frost Bankers, Inc.	19,558	1,111,872
East West Bancorp, Inc.	47,514	960,258
FirstMerit Corp.	34,734	573,458
Fulton Financial Corp.	63,661	681,809
Hancock Holding Co.	22,305	691,009
International Bancshares Corp.	16,828	281,533
Prosperity Bancshares, Inc.	14,962	655,635
SVB Financial Group*	13,648	814,922
Synovus Financial Corp.	251,224	522,546
TCF Financial Corp.	50,339	694,678
Trustmark Corp.	18,148	424,845
Valley National Bancorp	54,264	738,533
Webster Financial Corp.	23,387	491,595
Westamerica Bancorp	9,321	459,059

		13,174,108

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	38,373	1,445,895

Insurance (2.0%)
American Financial Group, Inc./Ohio	24,288	866,839
Arthur J. Gallagher & Co.	35,050	1,000,327
Aspen Insurance Holdings Ltd.	22,531	579,723
Brown & Brown, Inc.	37,341	958,170
Everest Reinsurance Group Ltd.	17,420	1,424,085
Fidelity National Financial, Inc., Class A	71,534	1,125,945
First American Financial Corp.	33,414	522,929
Hanover Insurance Group, Inc.	14,439	544,495
HCC Insurance Holdings, Inc.	36,564	1,151,766
Mercury General Corp.	11,422	451,055
Old Republic International Corp.	82,227	966,167
Protective Life Corp.	27,329	632,120
Reinsurance Group of America, Inc.	23,698	1,442,260
StanCorp Financial Group, Inc.	14,597	615,847
Transatlantic Holdings, Inc.	19,986	979,514
Unitrin, Inc.	15,820	469,379
W. R. Berkley Corp.	37,162	1,205,535

		14,936,156

Real Estate Investment Trusts (REITs) (3.9%)
Alexandria Real Estate Equities, Inc. (REIT)	19,644	1,520,838
BRE Properties, Inc. (REIT)	23,380	1,166,194
Camden Property Trust (REIT)	22,418	1,426,233
Corporate Office Properties Trust/Maryland (REIT)	22,649	704,610
Cousins Properties, Inc. (REIT)	33,143	283,041
Duke Realty Corp. (REIT)	80,757	1,131,406
Equity One, Inc. (REIT)	19,728	367,730
Essex Property Trust, Inc. (REIT)	10,393	1,406,069
Federal Realty Investment Trust (REIT)	19,799	1,686,479
Highwoods Properties, Inc. (REIT)	22,940	760,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hospitality Properties Trust (REIT)	39,474	$957,244
Liberty Property Trust (REIT)	36,750	1,197,315
Macerich Co. (REIT)	41,765	2,234,428
Mack-Cali Realty Corp. (REIT)	27,711	912,800
Nationwide Health Properties, Inc. (REIT)	40,411	1,673,420
Omega Healthcare Investors, Inc. (REIT)	32,214	676,816
Potlatch Corp. (REIT)	12,786	450,962
Rayonier, Inc. (REIT)	25,997	1,698,904
Realty Income Corp. (REIT)	40,335	1,350,819
Regency Centers Corp. (REIT)	28,736	1,263,522
Senior Housing Properties Trust (REIT)	46,916	1,098,304
SL Green Realty Corp. (REIT)	26,541	2,199,453
Taubman Centers, Inc. (REIT)	17,840	1,056,128
UDR, Inc. (REIT)	59,521	1,461,241
Weingarten Realty Investors (REIT)	38,468	967,855

		29,651,813

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	13,732	1,294,928

Thrifts & Mortgage Finance (0.6%)
Astoria Financial Corp.	26,378	337,375
First Niagara Financial Group, Inc.	97,881	1,292,029
New York Community Bancorp, Inc.	139,751	2,094,867
Washington Federal, Inc.	35,599	584,892

		4,309,163

Total Financials		72,729,481

Health Care (5.5%)
Biotechnology (0.6%)
United Therapeutics Corp.*	16,363	901,601
Vertex Pharmaceuticals, Inc.*	65,606	3,410,856

		4,312,457

Health Care Equipment & Supplies (1.6%)
Cooper Cos., Inc.	14,928	1,182,895
Gen-Probe, Inc.*	15,417	1,066,086
Hill-Rom Holdings, Inc.	20,197	929,870
Hologic, Inc.*	83,434	1,682,864
IDEXX Laboratories, Inc.*	18,332	1,421,830
Immucor, Inc.*	22,371	456,816
Kinetic Concepts, Inc.*	19,945	1,149,430
Masimo Corp.	18,990	563,623
ResMed, Inc.*	49,054	1,518,221
STERIS Corp.	18,996	664,480
Teleflex, Inc.	12,914	788,529
Thoratec Corp.*	18,492	606,907

		12,031,551

Health Care Providers & Services (1.8%)
Catalyst Health Solutions, Inc.*	15,923	888,822
Community Health Systems, Inc.*	29,803	765,341
Health Management Associates, Inc., Class A*	80,976	872,921
Health Net, Inc.*	29,348	941,777
Henry Schein, Inc.*	29,481	2,110,545
Kindred Healthcare, Inc.*	16,365	351,357

	Number of Shares	Value (Note 1)

LifePoint Hospitals, Inc.*	16,665	$651,268
Lincare Holdings, Inc.	30,513	893,116
MEDNAX, Inc.*	15,327	1,106,456
Omnicare, Inc.	37,206	1,186,499
Owens & Minor, Inc.	20,331	701,216
Universal Health Services, Inc., Class B	31,215	1,608,509
VCA Antech, Inc.*	27,508	583,170
WellCare Health Plans, Inc.*	13,603	699,330

		13,360,327

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	60,691	1,178,619

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	6,297	751,610
Charles River Laboratories International, Inc.*	16,533	672,066
Covance, Inc.*	19,391	1,151,244
Mettler-Toledo International, Inc.*	10,386	1,751,806
Pharmaceutical Product Development, Inc.	36,495	979,526
Techne Corp.	11,864	989,102

		6,295,354

Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc.*	37,352	1,500,430
Medicis Pharmaceutical Corp., Class A	19,335	738,017
Perrigo Co.	26,650	2,341,736

		4,580,183

Total Health Care		41,758,491

Industrials (7.9%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.	10,696	762,946
BE Aerospace, Inc.*	32,811	1,339,017
Huntington Ingalls Industries, Inc.*	15,538	536,061
Triumph Group, Inc.	6,157	613,114

		3,251,138

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	32,771	645,261

Airlines (0.2%)
Alaska Air Group, Inc.*	11,515	788,317
JetBlue Airways Corp.*	64,694	394,633

		1,182,950

Building Products (0.1%)
Lennox International, Inc.	14,429	621,457

Commercial Services & Supplies (0.8%)
Brink’s Co.	14,842	442,737
Clean Harbors, Inc.*	7,402	764,257
Copart, Inc.*	19,134	891,644
Corrections Corp. of America*	34,584	748,744
Deluxe Corp.	16,359	404,231
Herman Miller, Inc.	18,231	496,248
HNI Corp.	14,303	359,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mine Safety Appliances Co.	9,951	$371,570
Rollins, Inc.	20,293	413,571
Waste Connections, Inc.	36,403	1,155,067

		6,047,360

Construction & Engineering (0.7%)
Aecom Technology Corp.*	37,982	1,038,428
Granite Construction, Inc.	10,834	265,758
KBR, Inc.	48,425	1,825,138
Shaw Group, Inc.*	23,063	696,733
URS Corp.*	25,445	1,138,410

		4,964,467

Electrical Equipment (0.9%)
Acuity Brands, Inc.	13,824	771,103
AMETEK, Inc.	51,401	2,307,905
Hubbell, Inc., Class B	19,317	1,254,639
Regal-Beloit Corp.	12,396	827,681
Thomas & Betts Corp.*	16,747	901,826
Woodward, Inc.	18,943	660,353

		6,723,507

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	19,495	959,739

Machinery (2.9%)
AGCO Corp.*	30,325	1,496,842
Bucyrus International, Inc.	26,099	2,392,234
Crane Co.	14,735	728,056
Donaldson Co., Inc.	24,511	1,487,328
Gardner Denver, Inc.	16,703	1,403,887
Graco, Inc.	19,348	980,170
Harsco Corp.	25,822	841,797
IDEX Corp.	26,458	1,213,099
Kennametal, Inc.	26,227	1,107,042
Lincoln Electric Holdings, Inc.	26,964	966,660
Nordson Corp.	21,818	1,196,717
Oshkosh Corp.*	28,969	838,363
Pentair, Inc.	31,453	1,269,443
SPX Corp.	16,289	1,346,449
Terex Corp.*	34,873	992,137
Timken Co.	25,982	1,309,493
Trinity Industries, Inc.	25,498	889,370
Valmont Industries, Inc.	6,857	660,946
Wabtec Corp.	15,481	1,017,411

		22,137,444

Marine (0.2%)
Alexander & Baldwin, Inc.	13,322	641,587
Kirby Corp.*	17,155	972,174

		1,613,761

Professional Services (0.5%)
Corporate Executive Board Co.	10,958	478,317
FTI Consulting, Inc.*	13,344	506,271
Korn/Ferry International*	14,997	329,784
Manpower, Inc.	26,325	1,412,336
Towers Watson & Co., Class A	14,507	953,255

		3,679,963

Road & Rail (0.7%)
Con-way, Inc.	17,764	689,421
J.B. Hunt Transport Services, Inc.	27,812	1,309,667
Kansas City Southern*	35,086	2,081,652

	Number of Shares	Value (Note 1)

Landstar System, Inc.	15,323	$712,213
Werner Enterprises, Inc.	14,150	354,458

		5,147,411

Trading Companies & Distributors (0.3%)
GATX Corp.	14,838	550,786
MSC Industrial Direct Co., Class A	14,434	957,118
United Rentals, Inc.*	19,639	498,831
Watsco, Inc.	9,009	612,522

		2,619,257

Total Industrials		59,593,715

Information Technology (8.1%)
Communications Equipment (0.8%)
ADTRAN, Inc.	20,684	800,678
Ciena Corp.*	30,339	557,631
Plantronics, Inc.	15,481	565,521
Polycom, Inc.*	28,128	1,808,630
Riverbed Technology, Inc.*	48,660	1,926,449

		5,658,909

Computers & Peripherals (0.3%)
Diebold, Inc.	20,977	650,497
NCR Corp.*	50,930	962,068
QLogic Corp.*	33,694	536,408

		2,148,973

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	36,894	1,531,101
Avnet, Inc.*	48,864	1,557,784
Ingram Micro, Inc., Class A*	51,226	929,240
Itron, Inc.*	12,981	625,165
National Instruments Corp.	28,482	845,630
Tech Data Corp.*	14,887	727,825
Trimble Navigation Ltd.*	39,184	1,553,254
Vishay Intertechnology, Inc.*	52,819	794,398

		8,564,397

Internet Software & Services (0.6%)
AOL, Inc.*	34,184	678,894
Digital River, Inc.*	12,596	405,087
Equinix, Inc.*	14,900	1,505,198
Rackspace Hosting, Inc.*	31,711	1,355,328
ValueClick, Inc.*	25,509	423,450

		4,367,957

IT Services (1.3%)
Acxiom Corp.*	25,622	335,904
Alliance Data Systems Corp.*	16,421	1,544,724
Broadridge Financial Solutions, Inc.	39,759	956,999
Convergys Corp.*	39,058	532,751
CoreLogic, Inc.*	34,900	583,179
DST Systems, Inc.	11,411	602,501
Gartner, Inc.*	27,482	1,107,250
Global Payments, Inc.	25,587	1,304,937
Jack Henry & Associates, Inc.	27,526	826,055
Lender Processing Services, Inc.	28,017	585,836
ManTech International Corp., Class A	7,254	322,223
NeuStar, Inc., Class A*	23,556	617,167
SRA International, Inc., Class A*	13,710	423,913

		9,743,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	17,694	$746,156

Semiconductors & Semiconductor Equipment (1.7%)
Atmel Corp.*	146,182	2,056,781
Cree, Inc.*	34,995	1,175,482
Cypress Semiconductor Corp.*	54,664	1,155,597
Fairchild Semiconductor International, Inc.*	40,681	679,779
Integrated Device Technology, Inc.*	47,545	373,704
International Rectifier Corp.*	22,273	622,976
Intersil Corp., Class A	39,883	512,497
Lam Research Corp.*	39,720	1,758,802
RF Micro Devices, Inc.*	88,272	540,225
Semtech Corp.*	20,527	561,208
Silicon Laboratories, Inc.*	14,202	585,974
Skyworks Solutions, Inc.*	59,500	1,367,310
Varian Semiconductor Equipment Associates, Inc.*	24,160	1,484,390

		12,874,725

Software (2.2%)
ACI Worldwide, Inc.*	10,592	357,692
Advent Software, Inc.*	10,318	290,658
ANSYS, Inc.*	29,411	1,607,899
Cadence Design Systems, Inc.*	85,898	907,083
Concur Technologies, Inc.*	14,899	745,993
FactSet Research Systems, Inc.	14,830	1,517,406
Fair Isaac Corp.	12,756	385,231
Informatica Corp.*	33,751	1,972,071
Mentor Graphics Corp.*	35,402	453,500
MICROS Systems, Inc.*	25,913	1,288,135
Parametric Technology Corp.*	37,930	869,735
Quest Software, Inc.*	19,874	451,736
Rovi Corp.*	36,142	2,073,105
Solera Holdings, Inc.	22,567	1,335,064
Synopsys, Inc.*	47,541	1,222,279
TIBCO Software, Inc.*	52,310	1,518,036

		16,995,623

Total Information Technology		61,100,179

Materials (3.7%)
Chemicals (1.8%)
Albemarle Corp.	29,327	2,029,428
Ashland, Inc.	25,338	1,637,342
Cabot Corp.	20,923	834,200
Cytec Industries, Inc.	15,865	907,319
Intrepid Potash, Inc.*	14,178	460,785
Lubrizol Corp.	20,536	2,757,369
Minerals Technologies, Inc.	5,852	387,929
NewMarket Corp.	3,078	525,445
Olin Corp.	25,390	575,337
RPM International, Inc.	41,542	956,297
Scotts Miracle-Gro Co., Class A	14,509	744,457
Sensient Technologies Corp.	15,930	590,525
Valspar Corp.	30,342	1,094,133

		13,500,566

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,626	1,169,641

	Number of Shares	Value (Note 1)

Containers & Packaging (0.9%)
AptarGroup, Inc.	21,425	$1,121,385
Greif, Inc., Class A	10,008	650,820
Packaging Corp. of America	32,433	907,800
Rock-Tenn Co., Class A	21,757	1,443,359
Silgan Holdings, Inc.	15,663	641,713
Sonoco Products Co.	31,965	1,136,036
Temple-Inland, Inc.	34,610	1,029,302

		6,930,415

Metals & Mining (0.7%)
Carpenter Technology Corp.	14,035	809,539
Commercial Metals Co.	36,901	529,529
Compass Minerals International, Inc.	10,515	905,026
Reliance Steel & Aluminum Co.	23,924	1,187,827
Steel Dynamics, Inc.	69,684	1,132,365
Worthington Industries, Inc.	17,775	410,602

		4,974,888

Paper & Forest Products (0.2%)
Domtar Corp.	13,217	1,251,914
Louisiana-Pacific Corp.*	42,205	343,549

		1,595,463

Total Materials		28,170,973

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
tw telecom, Inc.*	48,098	987,452

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	29,286	910,209

Total Telecommunication Services		1,897,661

Utilities (2.8%)
Electric Utilities (0.9%)
Cleco Corp.	19,506	679,784
DPL, Inc.	37,711	1,137,364
Great Plains Energy, Inc.	43,381	899,288
Hawaiian Electric Industries, Inc.	30,343	730,053
IDACORP, Inc.	15,783	623,428
NV Energy, Inc.	75,331	1,156,331
PNM Resources, Inc.	27,646	462,794
Westar Energy, Inc.	36,282	976,349

		6,665,391

Gas Utilities (0.9%)
AGL Resources, Inc.	24,962	1,016,203
Atmos Energy Corp.	28,979	963,552
National Fuel Gas Co.	26,402	1,922,065
Questar Corp.	56,488	1,000,402
UGI Corp.	35,739	1,139,717
WGL Holdings, Inc.	16,324	628,311

		6,670,250

Multi-Utilities (0.9%)
Alliant Energy Corp.	35,472	1,442,292
Black Hills Corp.	12,566	378,111
MDU Resources Group, Inc.	60,375	1,358,437
NSTAR	33,167	1,525,019
OGE Energy Corp.	31,244	1,572,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Vectren Corp.	26,075	$726,449

		7,002,506

Water Utilities (0.1%)
Aqua America, Inc.	44,115	969,648

Total Utilities		21,307,795

Total Common Stocks (50.5%) (Cost $287,937,870)		383,018,531

SHORT-TERM INVESTMENTS:
Short-Term Investment (45.7%)
BlackRock Liquidity Funds TempFund 0.08%‡	346,295,205	346,295,205

	Principal Amount	Value (Note 1)

Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$1,253,290	$1,253,290

Total Short-Term Investments (45.9%) (Cost $347,548,495)		347,548,495

Total Investments (96.4%) (Cost $635,486,365)		730,567,026
Other Assets Less Liabilities (3.6%)		27,186,602

Net Assets (100%)		$757,753,628

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$368,857,713	$230,567,201	$253,129,709	$346,295,205	$225,346	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	342	September-11	$26,968,197	$28,228,680	$1,260,483
S&P 500 E-Mini Index	427	September-11	27,380,397	28,085,925	705,528
S&P MidCap 400 E-Mini Index	3,264	September-11	309,357,319	318,729,600	9,372,281

					$11,338,292

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$52,115,956	$—	$—	$52,115,956
Consumer Staples	15,993,240	—	—	15,993,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$28,351,040	$—	$—	$28,351,040
Financials	72,729,481	—	—	72,729,481
Health Care	41,758,491	—	—	41,758,491
Industrials	59,593,715	—	—	59,593,715
Information Technology	61,100,179	—	—	61,100,179
Materials	28,170,973	—	—	28,170,973
Telecommunication Services	1,897,661	—	—	1,897,661
Utilities	21,307,795	—	—	21,307,795
Futures	11,338,292	—	—	11,338,292
Short-Term Investments	—	347,548,495	—	347,548,495

Total Assets	$394,356,823	$347,548,495	$—	$741,905,318

Total Liabilities	$—	$—	$—	$—

Total	$394,356,823	$347,548,495	$—	$741,905,318

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	11,338,292	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$11,338,292

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	26,877,426	—	—	26,877,426
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$ —	$26,877,426	$—	$—	$26,877,426

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,948,808	—	—	2,948,808
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$ —	$2,948,808	$—	$—	$2,948,808

The Portfolio held futures contracts with an average notional balance of approximately $387,090,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,996,698
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$113,323,780

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,405,397
Aggregate gross unrealized depreciation	(8,990,223)

Net unrealized appreciation	$94,415,174

Federal income tax cost of investments	$636,151,852

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $346,295,205)	$346,295,205
Unaffiliated Issuers (Cost $289,191,160)	384,271,821
Cash	4,929
Cash held as collateral at broker	26,806,998
Due from broker for futures variation margin	2,240,788
Receivable for securities sold	1,017,884
Dividends, interest and other receivables	309,002
Receivable from investment sub-advisor	39,425
Other assets	5,704

Total assets	760,991,756

LIABILITIES
Payable for securities purchased	2,487,300
Investment management fees payable	272,813
Payable to Separate Accounts for Trust shares redeemed	158,795
Administrative fees payable	104,293
Accrued expenses	214,927

Total liabilities	3,238,128

NET ASSETS	$757,753,628

Net assets were comprised of:
Paid in capital	$546,190,311
Accumulated undistributed net investment income (loss)	1,073,753
Accumulated undistributed net realized gains (losses) on investments and futures	104,070,611
Net unrealized appreciation (depreciation) on investments and futures	106,418,953

Net assets	$757,753,628

Class IA
Net asset value, offering and redemption price per share, $757,753,628 / 60,630,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($225,346 of dividend income received from affiliates)	$2,942,474

EXPENSES
Investment management fees	1,799,522
Administrative fees	653,532
Printing and mailing expenses	31,878
Professional fees	14,628
Trustees’ fees	9,510
Miscellaneous	11,616

Gross expenses	2,520,686
Less: Reimbursement from sub-advisor	(119,933)

Net expenses	2,400,753

NET INVESTMENT INCOME (LOSS)	541,721

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	25,675,262
Futures	26,877,426

Net realized gain (loss)	52,552,688

Change in unrealized appreciation (depreciation) on:
Securities	9,059,797
Futures	2,948,808

Net change in unrealized appreciation (depreciation)	12,008,605

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,561,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,103,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$541,721	$1,981,799
Net realized gain (loss) on investments and futures	52,552,688	141,190,763
Net change in unrealized appreciation (depreciation) on investments and futures	12,008,605	50,650,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	65,103,014	193,822,919

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,576,109)

Distributions from net realized capital gains
Class IA	—	(103,610,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(105,186,405)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 931,840 and 915,362 shares, respectively ]	11,308,256	10,160,905
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,450,132 shares, respectively ]	—	105,186,405
Capital shares repurchased [ (13,067,988) and (41,184,795) shares, respectively ]	(160,562,695)	(467,355,302)

Total Class IA transactions	(149,254,439)	(352,007,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,254,439)	(352,007,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,151,425)	(263,371,478)
NET ASSETS:
Beginning of period	841,905,053	1,105,276,531

End of period (a)	$757,753,628	$841,905,053

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,073,753	$532,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$11.57	$10.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	0.92	2.29	0.67

Total from investment operations	0.93	2.31	0.69

Less distributions:
Dividends from net investment income	—	(0.02)	(0.02)
Distributions from net realized gains	—	(1.39)	—

Total dividends and distributions	—	(1.41)	(0.02)

Net asset value, end of period	$12.50	$11.57	$10.67

Total return (b)	8.04%	22.46%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$757,754	$841,905	$1,105,277
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%	0.63%	0.64%
Before waivers and reimbursements (a)	0.63%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.14%	0.20%	0.72%
Before waivers and reimbursements (a)	0.11%	0.17%	0.71%
Portfolio turnover rate	6%	18%	84%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

ATM SMALL CAP PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	10.7%
Information Technology	9.6
Industrials	8.0
Consumer Discretionary	6.9
Health Care	6.5
Energy	3.7
Materials	2.6
Consumer Staples	1.7
Utilities	1.7
Telecommunication Services	0.6
Investment Companies	0.0 #
Cash and Other	48.0

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,059.80	$3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	39,724	$452,059
Amerigon, Inc.*	14,116	245,336
Cooper Tire & Rubber Co.	34,743	687,564
Dana Holding Corp.*	85,935	1,572,611
Dorman Products, Inc.*	6,184	244,763
Drew Industries, Inc.	11,044	273,008
Exide Technologies, Inc.*	42,882	327,618
Fuel Systems Solutions, Inc.*	8,198	204,540
Modine Manufacturing Co.*	26,410	405,922
Motorcar Parts of America, Inc.*	3,460	51,935
Shiloh Industries, Inc.	9,799	105,633
Spartan Motors, Inc.	23,703	127,996
Standard Motor Products, Inc.	13,162	200,457
Stoneridge, Inc.*	13,012	191,797
Superior Industries International, Inc.	11,724	259,218
Tenneco, Inc.*	35,191	1,550,867
Tower International, Inc.*	7,525	133,117

		7,034,441

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,398	168,065

Distributors (0.1%)
Audiovox Corp., Class A*	14,279	107,949
Core-Mark Holding Co., Inc.*	6,252	223,196
Pool Corp.	28,618	853,103
Weyco Group, Inc.	5,306	130,528

		1,314,776

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	9,855	438,646
Archipelago Learning, Inc.*	14,393	141,915
Ascent Media Corp., Class A*	8,071	427,521
Bridgepoint Education, Inc.*	9,455	236,375
Cambium Learning Group, Inc.*	19,896	67,050
Capella Education Co.*	9,053	378,868
Coinstar, Inc.*	18,167	990,828
Corinthian Colleges, Inc.*	45,868	195,398
Grand Canyon Education, Inc.*	16,534	234,452
Hillenbrand, Inc.	37,054	876,327
K12, Inc.*	14,610	484,175
Lincoln Educational Services Corp.	10,872	186,455
Mac-Gray Corp.	3,841	59,343
Matthews International Corp., Class A	17,922	719,568
National American University Holdings, Inc.	10,908	102,644
Pre-Paid Legal Services, Inc.*	4,430	294,551
Regis Corp.	32,584	499,187
Sotheby’s, Inc.	40,353	1,755,355
Steiner Leisure Ltd.*	8,064	368,364
Stewart Enterprises, Inc., Class A	47,519	346,889
Strayer Education, Inc.	7,265	918,223

	Number of Shares	Value (Note 1)

Universal Technical Institute, Inc.	11,317	$223,737

		9,945,871

Hotels, Restaurants & Leisure (1.3%)
AFC Enterprises, Inc.*	12,537	206,234
Ambassadors Group, Inc.	13,130	115,938
Ameristar Casinos, Inc.	17,110	405,678
Benihana, Inc., Class A*	3,686	38,666
Biglari Holdings, Inc.*	712	278,428
BJ’s Restaurants, Inc.*	14,347	751,209
Bob Evans Farms, Inc.	16,947	592,637
Boyd Gaming Corp.*	30,846	268,360
Bravo Brio Restaurant Group, Inc.*	11,896	290,619
Buffalo Wild Wings, Inc.*	10,072	667,874
California Pizza Kitchen, Inc.*	10,353	191,220
Caribou Coffee Co., Inc.*	8,952	118,524
Carrols Restaurant Group, Inc.*	11,958	124,842
CEC Entertainment, Inc.	12,376	496,401
Cheesecake Factory, Inc.*	35,395	1,110,341
Churchill Downs, Inc.	6,690	301,585
Cracker Barrel Old Country Store, Inc.	13,177	649,758
Denny’s Corp.*	45,429	176,265
DineEquity, Inc.*	9,773	510,835
Domino’s Pizza, Inc.*	36,817	929,261
Einstein Noah Restaurant Group, Inc.	1,590	23,802
Gaylord Entertainment Co.*	20,250	607,500
International Speedway Corp., Class A	17,335	492,487
Interval Leisure Group, Inc.*	20,819	285,012
Isle of Capri Casinos, Inc.*	15,585	137,927
Jack in the Box, Inc.*	30,412	692,785
Jamba, Inc.*	55,001	117,702
Krispy Kreme Doughnuts, Inc.*	34,202	325,261
Life Time Fitness, Inc.*	24,532	979,072
Luby’s, Inc.*	4,749	26,214
Marcus Corp.	12,965	128,094
McCormick & Schmick’s Seafood Restaurants, Inc.*	12,249	105,219
Monarch Casino & Resort, Inc.*	8,489	88,625
Morgans Hotel Group Co.*	18,763	134,906
Multimedia Games Holding Co., Inc.*	16,982	77,268
O’Charleys, Inc.*	11,501	84,072
Orient-Express Hotels Ltd., Class A*	54,374	584,521
P.F. Chang’s China Bistro, Inc.	13,416	539,860
Papa John’s International, Inc.*	11,082	368,587
Peet’s Coffee & Tea, Inc.*	6,930	399,861
Pinnacle Entertainment, Inc.*	34,172	509,163
Red Lion Hotels Corp.*	15,151	119,693
Red Robin Gourmet Burgers, Inc.*	8,253	300,244
Ruby Tuesday, Inc.*	35,473	382,399
Ruth’s Hospitality Group, Inc.*	26,909	150,960
Scientific Games Corp., Class A*	34,259	354,238
Shuffle Master, Inc.*	31,411	293,850
Six Flags Entertainment Corp.	23,118	865,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sonic Corp.*	32,582	$346,347
Speedway Motorsports, Inc.	12,861	182,369
Texas Roadhouse, Inc.	37,428	656,300
Town Sports International Holdings, Inc.*	6,116	46,543
Vail Resorts, Inc.	21,226	981,066

		19,612,391

Household Durables (0.4%)
American Greetings Corp., Class A	22,593	543,136
Beazer Homes USA, Inc.*	71,746	243,219
Blyth, Inc.	5,546	279,241
Cavco Industries, Inc.*	4,277	192,465
CSS Industries, Inc.	6,661	139,415
Ethan Allen Interiors, Inc.	12,729	271,000
Furniture Brands International, Inc.*	23,501	97,294
Helen of Troy Ltd.*	17,078	589,703
Hovnanian Enterprises, Inc., Class A*	36,667	88,368
iRobot Corp.*	12,891	454,923
KB Home	45,808	448,002
La-Z-Boy, Inc.*	28,395	280,259
Libbey, Inc.*	11,326	183,708
Lifetime Brands, Inc.	8,384	98,428
M.D.C. Holdings, Inc.	22,252	548,289
M/I Homes, Inc.*	11,430	140,132
Meritage Homes Corp.*	16,932	381,986
Ryland Group, Inc.	25,448	420,655
Sealy Corp.*	45,409	114,885
Skyline Corp.	4,843	84,753
Standard Pacific Corp.*	54,611	182,947
Universal Electronics, Inc.*	7,473	188,768

		5,971,576

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	29,444	91,276
Blue Nile, Inc.*	6,790	298,624
Geeknet, Inc.*	1,286	34,362
HSN, Inc.*	23,129	761,407
Nutrisystem, Inc.	16,217	228,011
Orbitz Worldwide, Inc.*	43,183	107,526
Overstock.com, Inc.*	13,219	201,193
PetMed Express, Inc.	11,185	132,542
Shutterfly, Inc.*	17,072	980,274
U.S. Auto Parts Network, Inc.*	14,911	114,218
Valuevision Media, Inc., Class A*	24,918	190,623

		3,140,056

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	3,485	46,804
Black Diamond, Inc.*	3,571	28,140
Brunswick Corp.	51,151	1,043,480
Callaway Golf Co.	32,178	200,147
Eastman Kodak Co.*	149,591	535,536
JAKKS Pacific, Inc.*	13,854	255,052
Johnson Outdoors, Inc., Class A*	1,202	20,578
Leapfrog Enterprises, Inc.*	47,211	199,230

	Number of Shares	Value (Note 1)

Marine Products Corp.*	12,195	$81,950
Smith & Wesson Holding Corp.*	42,528	127,584
Steinway Musical Instruments, Inc.*	5,475	140,653
Sturm Ruger & Co., Inc.	10,008	219,676
Summer Infant, Inc.*	4,657	37,815

		2,936,645

Media (0.8%)
AH Belo Corp., Class A	17,309	128,779
Arbitron, Inc.	16,180	668,719
Belo Corp., Class A*	52,113	392,411
Central European Media Enterprises Ltd., Class A*	21,773	430,017
Cinemark Holdings, Inc.	55,303	1,145,325
Crown Media Holdings, Inc., Class A*	45,999	87,858
Cumulus Media, Inc., Class A*	5,562	19,467
Entercom Communications Corp., Class A*	15,395	133,629
Entravision Communications Corp., Class A*	39,800	73,630
EW Scripps Co., Class A*	26,953	260,635
Fisher Communications, Inc.*	6,273	187,061
Global Sources Ltd.*	12,251	112,587
Global Traffic Network, Inc.*	4,345	49,924
Gray Television, Inc.*	44,990	118,774
Harte-Hanks, Inc.	21,715	176,326
interCLICK, Inc.*	6,029	47,991
Journal Communications, Inc., Class A*	26,340	136,178
Knology, Inc.*	15,159	225,111
LIN TV Corp., Class A*	40,380	196,651
Lions Gate Entertainment Corp.*	31,211	206,617
Live Nation Entertainment, Inc.*	81,254	931,983
Martha Stewart Living Omnimedia, Inc., Class A*	43,441	188,534
McClatchy Co., Class A*	32,935	92,547
MDC Partners, Inc., Class A	14,745	266,295
Meredith Corp.	21,604	672,532
National CineMedia, Inc.	30,907	522,637
New York Times Co., Class A*	81,305	708,980
Nexstar Broadcasting Group, Inc., Class A*	19,848	162,952
Outdoor Channel Holdings, Inc.*	13,276	90,808
PRIMEDIA, Inc.	22,328	157,412
ReachLocal, Inc.*	7,974	166,098
Rentrak Corp.*	9,309	165,142
Saga Communications, Inc., Class A*	1,043	38,591
Scholastic Corp.	15,605	415,093
Sinclair Broadcast Group, Inc., Class A	27,350	300,303
Valassis Communications, Inc.*	28,527	864,368
Value Line, Inc.	4,935	66,178
Warner Music Group Corp.*	33,094	272,033
Westwood One, Inc.*	7,361	37,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

World Wrestling Entertainment, Inc., Class A	24,649	$234,905

		11,153,064

Multiline Retail (0.1%)
99 Cents Only Stores*	26,462	535,591
Bon-Ton Stores, Inc.	11,626	113,005
Fred’s, Inc., Class A	19,523	281,717
Gordmans Stores, Inc.*	7,604	132,233
Saks, Inc.*	73,236	818,046
Tuesday Morning Corp.*	23,026	107,071

		1,987,663

Specialty Retail (1.7%)
Aeropostale, Inc.*	48,082	841,435
America’s Car-Mart, Inc.*	6,582	217,206
ANN, Inc.*	31,759	828,910
Asbury Automotive Group, Inc.*	16,730	310,007
Ascena Retail Group, Inc.*	36,565	1,245,038
Barnes & Noble, Inc.	18,517	307,012
bebe stores, Inc.	34,401	210,190
Big 5 Sporting Goods Corp.	10,961	86,153
Body Central Corp.*	8,484	199,629
Brown Shoe Co., Inc.	24,723	263,300
Buckle, Inc.	15,968	681,834
Build-A-Bear Workshop, Inc.*	19,548	127,257
Cabela’s, Inc.*	25,763	699,465
Casual Male Retail Group, Inc.*	35,477	147,230
Cato Corp., Class A	14,983	431,510
Charming Shoppes, Inc.*	69,126	287,564
Children’s Place Retail Stores, Inc.*	14,875	661,789
Christopher & Banks Corp.	16,496	94,852
Citi Trends, Inc.*	7,686	115,905
Coldwater Creek, Inc.*	43,872	61,421
Collective Brands, Inc.*	34,818	511,476
Conn’s, Inc.*	4,666	40,361
Cost Plus, Inc.*	5,713	57,130
Destination Maternity Corp.	7,883	157,502
DSW, Inc., Class A*	3,262	165,090
Express, Inc.	32,862	716,392
Finish Line, Inc., Class A	28,511	610,135
Genesco, Inc.*	14,263	743,102
GNC Holdings, Inc., Class A*	13,470	293,781
Group 1 Automotive, Inc.	14,177	583,809
Haverty Furniture Cos., Inc.	13,629	156,870
hhgregg, Inc.*	14,938	200,169
Hibbett Sports, Inc.*	16,503	671,837
HOT Topic, Inc.	29,086	216,400
Jos. A. Bank Clothiers, Inc.*	15,565	778,406
Kirkland’s, Inc.*	8,247	99,129
Lithia Motors, Inc., Class A	13,090	256,957
Lumber Liquidators Holdings, Inc.*	12,604	320,142
MarineMax, Inc.*	18,603	162,962
Men’s Wearhouse, Inc.	30,015	1,011,505
Monro Muffler Brake, Inc.	16,954	632,215
New York & Co., Inc.*	26,054	128,967
Office Depot, Inc.*	164,922	695,971
OfficeMax, Inc.*	48,092	377,522
Pacific Sunwear of California, Inc.*	33,920	88,531

	Number of Shares	Value (Note 1)

Penske Automotive Group, Inc.	24,464	$556,311
PEP Boys-Manny, Moe & Jack	30,745	336,043
Pier 1 Imports, Inc.*	62,185	719,480
Rent-A-Center, Inc.	37,832	1,156,146
Rue21, Inc.*	8,349	271,343
Select Comfort Corp.*	31,034	557,991
Shoe Carnival, Inc.*	5,266	158,770
Sonic Automotive, Inc., Class A	23,322	341,667
Stage Stores, Inc.	18,842	316,546
Stein Mart, Inc.	18,043	173,935
Syms Corp.*	1,671	18,013
Systemax, Inc.*	13,632	203,662
Talbots, Inc.*	39,824	133,012
Vitamin Shoppe, Inc.*	14,771	675,921
West Marine, Inc.*	8,974	93,060
Wet Seal, Inc., Class A*	53,213	237,862
Winmark Corp.	2,805	121,541
Zale Corp.*	9,817	54,975
Zumiez, Inc.*	12,048	300,839

		23,921,185

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.*	32,454	998,285
Cherokee, Inc.	5,727	98,275
Columbia Sportswear Co.	6,859	434,861
Crocs, Inc.*	50,049	1,288,762
Delta Apparel, Inc.*	1,941	32,997
G-III Apparel Group Ltd.*	9,198	317,147
Iconix Brand Group, Inc.*	42,550	1,029,710
Jones Group, Inc.	50,142	544,041
Kenneth Cole Productions, Inc., Class A*	6,236	77,888
K-Swiss, Inc., Class A*	17,589	186,971
Liz Claiborne, Inc.*	56,304	301,226
Maidenform Brands, Inc.*	13,133	363,259
Movado Group, Inc.	12,421	212,523
Oxford Industries, Inc.	7,724	260,762
Perry Ellis International, Inc.*	7,443	187,936
Quiksilver, Inc.*	66,484	312,475
R.G. Barry Corp.	2,132	24,049
Skechers U.S.A., Inc., Class A*	20,359	294,798
Steven Madden Ltd.*	22,102	829,046
Timberland Co., Class A*	23,358	1,003,693
True Religion Apparel, Inc.*	14,153	411,569
Unifi, Inc.*	16,830	232,254
Vera Bradley, Inc.*	11,827	451,791
Warnaco Group, Inc.*	25,879	1,352,178
Wolverine World Wide, Inc.	29,225	1,220,144

		12,466,640

Total Consumer Discretionary		99,652,373

Consumer Staples (1.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,488	402,125
Central European Distribution Corp.*	43,195	483,784
Coca-Cola Bottling Co. Consolidated	2,430	164,414
Craft Brewers Alliance, Inc.*	2,953	25,425
Heckmann Corp.*	55,564	335,606
MGP Ingredients, Inc.	3,384	29,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

National Beverage Corp.	8,152	$119,427
Primo Water Corp.*	11,039	158,851

		1,719,107

Food & Staples Retailing (0.5%)
Andersons, Inc.	9,835	415,529
Arden Group, Inc., Class A	1,143	105,179
Casey’s General Stores, Inc.	21,880	962,720
Fresh Market, Inc.*	16,683	645,298
Ingles Markets, Inc., Class A	9,431	156,083
Nash Finch Co.	6,897	246,981
Pantry, Inc.*	13,254	249,043
Pricesmart, Inc.	9,903	507,331
Rite Aid Corp.*	321,115	427,083
Ruddick Corp.	29,244	1,273,284
Spartan Stores, Inc.	11,458	223,775
Susser Holdings Corp.*	9,563	150,330
United Natural Foods, Inc.*	27,997	1,194,632
Village Super Market, Inc., Class A	1,974	54,699
Weis Markets, Inc.	6,357	258,921
Winn-Dixie Stores, Inc.*	31,519	266,335

		7,137,223

Food Products (0.7%)
Alico, Inc.	1,365	34,971
B&G Foods, Inc.	27,624	569,607
Calavo Growers, Inc.	11,392	239,915
Cal-Maine Foods, Inc.	7,223	230,847
Chiquita Brands International, Inc.*	25,938	337,713
Darling International, Inc.*	69,592	1,231,778
Diamond Foods, Inc.	13,099	999,978
Dole Food Co., Inc.*	18,062	244,198
Farmer Bros Co.	6,828	69,236
Fresh Del Monte Produce, Inc.	21,529	574,178
Griffin Land & Nurseries, Inc.	5,000	162,450
Hain Celestial Group, Inc.*	22,400	747,264
Harbinger Group, Inc.*	21,584	131,878
Imperial Sugar Co.	7,438	148,760
J&J Snack Foods Corp.	7,743	385,989
Lancaster Colony Corp.	11,412	694,078
Lifeway Foods, Inc.*	2,588	28,934
Limoneira Co.	5,663	127,927
Omega Protein Corp.*	5,872	81,034
Pilgrim’s Pride Corp.*	52,394	283,452
Sanderson Farms, Inc.	12,695	606,567
Seneca Foods Corp., Class A*	6,403	163,789
Smart Balance, Inc.*	46,469	240,709
Snyders-Lance, Inc.	27,906	603,607
Tootsie Roll Industries, Inc.	13,219	386,788
TreeHouse Foods, Inc.*	20,494	1,119,177

		10,444,824

Household Products (0.1%)
Central Garden & Pet Co., Class A*	27,498	279,105
Oil-Dri Corp. of America	4,253	91,099
Spectrum Brands Holdings, Inc.*	9,716	310,912
WD-40 Co.	9,674	377,673

		1,058,789

	Number of Shares	Value (Note 1)

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,600	$365,778
Female Health Co.	4,846	24,230
Inter Parfums, Inc.	8,029	184,908
Medifast, Inc.*	8,201	194,610
Nature’s Sunshine Products, Inc.*	12,603	245,507
Nu Skin Enterprises, Inc., Class A	32,591	1,223,792
Nutraceutical International Corp.*	3,027	46,555
Prestige Brands Holdings, Inc.*	26,768	343,701
Revlon, Inc., Class A*	10,223	171,746
Schiff Nutrition International, Inc.	11,020	123,314
Synutra International, Inc.*	17,818	174,973
USANA Health Sciences, Inc.*	4,783	149,612

		3,248,726

Tobacco (0.1%)
Alliance One International, Inc.*	49,158	158,780
Star Scientific, Inc.*	59,501	267,755
Universal Corp.	12,829	483,268
Vector Group Ltd.	26,007	462,665

		1,372,468

Total Consumer Staples		24,981,137

Energy (3.7%)
Energy Equipment & Services (1.2%)
Basic Energy Services, Inc.*	12,832	403,823
Bristow Group, Inc.	21,060	1,074,481
Cal Dive International, Inc.*	55,392	331,244
Complete Production Services, Inc.*	45,851	1,529,589
Dawson Geophysical Co.*	5,816	198,616
Dril-Quip, Inc.*	19,981	1,355,311
Exterran Holdings, Inc.*	37,872	751,002
Geokinetics, Inc.*	3,042	23,971
Global Geophysical Services, Inc.*	13,695	243,771
Global Industries Ltd.*	58,064	318,191
Gulf Island Fabrication, Inc.	7,628	246,232
Gulfmark Offshore, Inc., Class A*	13,664	603,812
Helix Energy Solutions Group, Inc.*	63,053	1,044,158
Hercules Offshore, Inc.*	65,692	361,963
Hornbeck Offshore Services, Inc.*	13,392	368,280
ION Geophysical Corp.*	74,503	704,798
Key Energy Services, Inc.*	74,880	1,347,840
Lufkin Industries, Inc.	18,073	1,555,182
Matrix Service Co.*	18,114	242,365
Mitcham Industries, Inc.*	2,986	51,658
Natural Gas Services Group, Inc.*	13,072	211,244
Newpark Resources, Inc.*	52,179	473,264
OYO Geospace Corp.*	2,347	234,700
Parker Drilling Co.*	68,724	402,035
PHI, Inc. (Non-Voting)*	8,729	189,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pioneer Drilling Co.*	30,188	$460,065
RigNet, Inc.*	7,709	131,053
Tesco Corp.*	16,718	324,496
TETRA Technologies, Inc.*	43,010	547,517
Union Drilling, Inc.*	15,154	155,935
Vantage Drilling Co.*	104,202	189,648
Willbros Group, Inc.*	25,177	215,012

		16,290,937

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	51,577	197,540
Alon USA Energy, Inc.	13,996	157,735
Amyris, Inc.*	10,457	293,737
Apco Oil and Gas International, Inc.	5,345	464,641
Approach Resources, Inc.*	11,508	260,886
ATP Oil & Gas Corp.*	25,807	395,105
Berry Petroleum Co., Class A	30,756	1,634,066
Bill Barrett Corp.*	27,469	1,273,188
BPZ Resources, Inc.*	56,022	183,752
Callon Petroleum Co.*	23,607	165,721
CAMAC Energy, Inc.*	111,582	148,404
Carrizo Oil & Gas, Inc.*	23,155	966,721
Cheniere Energy, Inc.*	37,169	340,468
Clayton Williams Energy, Inc.*	3,133	188,137
Clean Energy Fuels Corp.*	29,481	387,675
Cloud Peak Energy, Inc.*	36,204	771,145
Comstock Resources, Inc.*	28,283	814,268
Contango Oil & Gas Co.*	7,112	415,625
Crimson Exploration, Inc.*	5,613	19,926
Crosstex Energy, Inc.	24,297	289,134
CVR Energy, Inc.*	52,267	1,286,814
Delek U.S. Holdings, Inc.	16,600	260,620
DHT Holdings, Inc.	34,593	132,491
Endeavour International Corp.*	19,875	299,516
Energy Partners Ltd.*	15,995	236,886
Energy XXI Bermuda Ltd.*	43,403	1,441,848
Evolution Petroleum Corp.*	19,706	139,913
Frontline Ltd.	30,580	450,749
FX Energy, Inc.*	27,504	241,485
Gastar Exploration Ltd.*	35,351	121,254
General Maritime Corp.	123,499	166,724
GeoResources, Inc.*	10,839	243,769
Gevo, Inc.*	6,838	107,562
GMX Resources, Inc.*	37,367	166,283
Golar LNG Ltd.	20,408	712,035
Goodrich Petroleum Corp.*	12,929	238,023
Green Plains Renewable Energy, Inc.*	11,839	127,743
Gulfport Energy Corp.*	23,117	686,344
Hallador Energy Co.	7,668	73,536
Harvest Natural Resources, Inc.*	18,639	205,588
Houston American Energy Corp.	10,922	198,016
Hyperdynamics Corp.*	92,417	397,393
Isramco, Inc.*	1,262	83,393
James River Coal Co.*	20,772	432,473
Knightsbridge Tankers Ltd.	11,666	257,002
Kodiak Oil & Gas Corp.*	107,353	619,427
L&L Energy, Inc.*	13,023	66,808

	Number of Shares	Value (Note 1)

Magnum Hunter Resources Corp.*	62,862	$424,947
McMoRan Exploration Co.*	55,998	1,034,843
Miller Energy Resources, Inc.*	20,124	128,794
Nordic American Tanker Shipping Ltd.	26,689	606,908
Northern Oil and Gas, Inc.*	37,590	832,619
Oasis Petroleum, Inc.*	35,389	1,050,346
Overseas Shipholding Group, Inc.	14,567	392,435
Panhandle Oil and Gas, Inc., Class A	4,366	128,753
Patriot Coal Corp.*	54,309	1,208,918
Penn Virginia Corp.	24,738	326,789
Petroleum Development Corp.*	13,567	405,789
PetroQuest Energy, Inc.*	30,022	210,754
Rentech, Inc.*	147,590	156,445
Resolute Energy Corp.*	27,348	441,944
REX American Resources Corp.*	8,371	138,959
Rex Energy Corp.*	18,808	193,158
Rosetta Resources, Inc.*	30,967	1,596,039
Scorpio Tankers, Inc.*	13,948	139,341
SemGroup Corp., Class A*	24,678	633,484
Ship Finance International Ltd.	25,653	462,267
Solazyme, Inc.*	8,243	189,342
Stone Energy Corp.*	29,160	886,172
Swift Energy Co.*	24,520	913,860
Syntroleum Corp.*	73,059	107,397
Targa Resources Corp.	9,706	324,763
Teekay Tankers Ltd., Class A	24,985	234,859
Triangle Petroleum Corp.*	29,477	190,421
Uranerz Energy Corp.*	54,839	165,614
Uranium Energy Corp.*	72,156	220,797
Uranium Resources, Inc.*	28,504	47,602
Ur-Energy, Inc.*	30,715	49,144
USEC, Inc.*	65,604	219,117
VAALCO Energy, Inc.*	28,883	173,876
Venoco, Inc.*	20,261	258,125
Voyager Oil & Gas, Inc.*	14,038	41,693
W&T Offshore, Inc.	19,303	504,194
Warren Resources, Inc.*	42,996	163,815
Western Refining, Inc.*	31,529	569,729
Westmoreland Coal Co.*	8,361	148,408
World Fuel Services Corp.	42,155	1,514,629
Zion Oil & Gas, Inc.*	7,097	42,227

		36,240,885

Total Energy		52,531,822

Financials (10.7%)
Capital Markets (1.1%)
Apollo Investment Corp.	114,208	1,166,064
Arlington Asset Investment Corp., Class A	6,018	188,905
Artio Global Investors, Inc.	14,992	169,410
BGC Partners, Inc., Class A	38,510	297,682
BlackRock Kelso Capital Corp.	40,347	361,913
Calamos Asset Management, Inc., Class A	10,077	146,318
Capital Southwest Corp.	1,573	145,141
CIFC Deerfield Corp.*	3,092	21,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Cohen & Steers, Inc.	9,577	$317,478
Cowen Group, Inc., Class A*	72,848	273,909
Diamond Hill Investment Group, Inc.	2,160	175,586
Duff & Phelps Corp., Class A	15,710	201,559
Edelman Financial Group, Inc.	20,934	165,169
Epoch Holding Corp.	8,464	151,082
Evercore Partners, Inc., Class A	10,304	343,329
FBR & Co.*	32,783	111,462
Fifth Street Finance Corp.	40,285	467,306
Financial Engines, Inc.*	22,721	588,928
FXCM, Inc., Class A	5,498	54,540
GAMCO Investors, Inc., Class A	3,635	168,264
GFI Group, Inc.	34,850	159,962
Gladstone Capital Corp.	22,042	203,668
Gladstone Investment Corp.	14,851	106,036
Gleacher & Co., Inc.*	54,575	111,333
Golub Capital BDC, Inc.	8,233	122,919
Harris & Harris Group, Inc.*	31,627	162,247
Hercules Technology Growth Capital, Inc.	25,813	271,553
HFF, Inc., Class A*	19,084	287,978
ICG Group, Inc.*	21,346	261,062
Investment Technology Group, Inc.*	23,664	331,769
JMP Group, Inc.	5,464	38,412
KBW, Inc.	20,095	375,776
Knight Capital Group, Inc., Class A*	57,059	628,790
Kohlberg Capital Corp.	5,424	43,121
Ladenburg Thalmann Financial Services, Inc.*	89,182	123,071
Main Street Capital Corp.	11,077	209,909
MCG Capital Corp.	45,526	276,798
Medallion Financial Corp.	4,293	41,857
Medley Capital Corp.	12,231	143,592
MF Global Holdings Ltd.*	97,406	753,922
MVC Capital, Inc.	14,485	191,637
New Mountain Finance Corp.*	2,251	28,588
NGP Capital Resources Co.	17,599	144,312
Oppenheimer Holdings, Inc., Class A	8,453	238,459
optionsXpress Holdings, Inc.	24,906	415,432
PennantPark Investment Corp.	23,453	262,908
Piper Jaffray Cos., Inc.*	8,911	256,726
Prospect Capital Corp.	57,094	577,220
Pzena Investment Management, Inc., Class A	32,110	182,385
Safeguard Scientifics, Inc.*	10,565	199,467
Solar Capital Ltd.	21,430	529,107
Solar Senior Capital Ltd.	2,514	45,126
Stifel Financial Corp.*	30,731	1,102,014
SWS Group, Inc.	26,385	158,046
TICC Capital Corp.	15,754	151,238
Triangle Capital Corp.	11,240	207,490
Virtus Investment Partners, Inc.*	3,048	185,014
Westwood Holdings Group, Inc.	4,463	170,040

		15,214,209

	Number of Shares	Value (Note 1)

Commercial Banks (3.0%)
1st Source Corp.	8,408	$174,382
1st United Bancorp, Inc.*	18,795	116,905
Alliance Financial Corp./New York	1,496	45,673
Ameris Bancorp*	17,171	152,307
Ames National Corp.	7,245	131,569
Arrow Financial Corp.	9,512	232,759
BancFirst Corp.	6,227	240,362
Banco Latinoamericano de Comercio Exterior S.A., Class E	14,663	253,963
Bancorp Rhode Island, Inc.	4,316	195,601
Bancorp, Inc./Delaware*	15,883	165,977
BancorpSouth, Inc.	49,583	615,325
Bank of Kentucky Financial Corp.	5,717	127,318
Bank of Marin Bancorp/California	4,733	167,406
Bank of the Ozarks, Inc.	8,514	443,239
Banner Corp.	10,828	189,490
Boston Private Financial Holdings, Inc.	45,203	297,436
Bridge Bancorp, Inc.	6,237	132,723
Bridge Capital Holdings*	2,346	25,994
Bryn Mawr Bank Corp.	8,020	162,405
Camden National Corp.	4,053	132,979
Cape Bancorp, Inc.*	3,061	30,610
Capital Bank Corp.*	33,934	118,430
Capital City Bank Group, Inc.	11,647	119,498
Cardinal Financial Corp.	14,942	163,615
Cascade Bancorp*	13,546	136,815
Cathay General Bancorp	45,499	745,729
Center Bancorp, Inc.	3,159	32,980
Center Financial Corp.*	26,057	165,462
Centerstate Banks, Inc.	21,191	146,642
Central Pacific Financial Corp.*	12,112	169,568
Century Bancorp, Inc./Massachusetts, Class A	910	24,079
Chemical Financial Corp.	14,714	276,035
Citizens & Northern Corp.	7,444	112,181
City Holding Co.	8,577	283,298
CNB Financial Corp./ Pennsylvania	3,546	49,254
CoBiz Financial, Inc.	31,391	205,297
Columbia Banking System, Inc.	23,073	397,317
Community Bank System, Inc.	20,260	502,245
Community Trust Bancorp, Inc.	7,834	217,158
CVB Financial Corp.	50,928	471,084
Eagle Bancorp, Inc.*	10,328	137,362
Encore Bancshares, Inc.*	2,236	26,877
Enterprise Bancorp, Inc./Massachusetts	1,548	23,328
Enterprise Financial Services Corp.	12,959	175,335
F.N.B. Corp./Pennsylvania	74,281	768,808
Financial Institutions, Inc.	12,027	197,483
First Bancorp, Inc./Maine	5,021	74,612
First Bancorp/North Carolina	15,142	155,054
First Busey Corp.	54,576	288,707
First Commonwealth Financial Corp.	60,992	350,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

First Community Bancshares, Inc./Virginia	15,935	$223,090
First Financial Bancorp	33,308	555,911
First Financial Bankshares, Inc.	17,867	615,518
First Financial Corp./Indiana	6,023	197,193
First Interstate Bancsystem, Inc.	9,799	144,437
First Merchants Corp.	21,111	188,732
First Midwest Bancorp, Inc./ Illinois	42,663	524,328
First of Long Island Corp.	6,191	172,667
FirstMerit Corp.	64,169	1,059,430
German American Bancorp, Inc.	9,819	162,799
Glacier Bancorp, Inc.	41,067	553,583
Great Southern Bancorp, Inc.	10,130	191,964
Hampton Roads Bankshares, Inc.*	8,952	88,625
Hancock Holding Co.	34,897	1,081,109
Hanmi Financial Corp.*	90,793	97,149
Heartland Financial USA, Inc.	15,079	219,399
Heritage Commerce Corp.*	5,874	30,016
Heritage Financial Corp./Washington	11,011	142,372
Home Bancshares, Inc./ Arkansas	13,182	311,622
Hudson Valley Holding Corp.	7,832	151,236
IBERIABANK Corp.	15,920	917,629
Independent Bank Corp./Massachusetts	11,477	301,271
International Bancshares Corp.	30,591	511,787
Investors Bancorp, Inc.*	27,631	392,360
Lakeland Bancorp, Inc.	13,215	131,886
Lakeland Financial Corp.	8,733	194,397
MainSource Financial Group, Inc.	12,845	106,614
MB Financial, Inc.	32,538	626,031
Merchants Bancshares, Inc.	1,695	41,477
Metro Bancorp, Inc.*	11,971	136,709
Midsouth Bancorp, Inc.	8,090	110,267
Nara Bancorp, Inc.*	20,826	169,315
National Bankshares, Inc./ Virginia	2,283	57,166
National Penn Bancshares, Inc.	72,345	573,696
NBT Bancorp, Inc.	20,608	456,055
Northfield Bancorp, Inc./New Jersey	9,274	130,392
Old National Bancorp/Indiana	51,792	559,354
OmniAmerican Bancorp, Inc.*	12,060	180,538
Oriental Financial Group, Inc.	27,727	357,401
Orrstown Financial Services, Inc.	6,280	165,227
Pacific Capital Bancorp N.A.*	4,593	146,011
Pacific Continental Corp.	6,115	55,952
PacWest Bancorp	17,118	352,117
Park National Corp.	7,212	474,982
Park Sterling Corp.*	8,279	41,064
Penns Woods Bancorp, Inc.	2,157	74,115
Peoples Bancorp, Inc./Ohio	3,607	40,651
Pinnacle Financial Partners, Inc.*	18,001	280,096
PrivateBancorp, Inc.	32,957	454,807
Prosperity Bancshares, Inc.	27,061	1,185,813

	Number of Shares	Value (Note 1)

Renasant Corp.	14,345	$207,859
Republic Bancorp, Inc./Kentucky, Class A	7,708	153,389
S&T Bancorp, Inc.	15,482	287,810
Sandy Spring Bancorp, Inc.	12,553	225,828
SCBT Financial Corp.	6,860	196,745
Seacoast Banking Corp. of Florida*	20,973	31,460
Sierra Bancorp	10,278	116,347
Signature Bank/New York*	24,249	1,387,043
Simmons First National Corp., Class A	10,265	263,400
Southside Bancshares, Inc.	9,005	178,745
Southwest Bancorp, Inc./Oklahoma*	13,697	134,094
State Bancorp, Inc./New York	15,495	206,703
State Bank Financial Corp.*	18,619	304,793
StellarOne Corp.	11,967	144,920
Sterling Bancorp/New York	26,688	253,269
Sterling Bancshares, Inc./Texas	61,271	499,971
Sterling Financial Corp./Washington*	15,812	254,099
Suffolk Bancorp	4,999	69,786
Sun Bancorp, Inc./New Jersey*	41,093	149,989
Susquehanna Bancshares, Inc.	73,829	590,632
SVB Financial Group*	25,407	1,517,052
SY Bancorp, Inc.	6,509	151,334
Taylor Capital Group, Inc.*	8,903	72,648
Texas Capital Bancshares, Inc.*	21,425	553,408
Tompkins Financial Corp.	4,615	181,093
Tower Bancorp, Inc.	7,179	196,705
TowneBank/Virginia	13,013	174,114
Trico Bancshares	14,446	210,912
Trustmark Corp.	38,842	909,291
UMB Financial Corp.	18,163	760,666
Umpqua Holdings Corp.	67,370	779,471
Union First Market Bankshares Corp.	11,806	143,797
United Bankshares, Inc.	24,872	608,867
United Community Banks, Inc./Georgia*	35,151	371,195
Univest Corp. of Pennsylvania	9,050	141,452
Virginia Commerce Bancorp, Inc.*	17,545	103,691
Washington Banking Co.	15,841	209,418
Washington Trust Bancorp, Inc.	7,537	173,125
Webster Financial Corp.	41,963	882,062
WesBanco, Inc.	11,878	233,521
West Bancorp, Inc.	17,891	157,620
West Coast Bancorp/Oregon*	11,192	187,578
Westamerica Bancorp	17,222	848,183
Western Alliance Bancorp*	35,917	255,011
Wilshire Bancorp, Inc.*	58,351	171,552
Wintrust Financial Corp.	19,975	642,796

		42,798,574

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	31,710	218,482
Cash America International, Inc.	17,647	1,021,232
Credit Acceptance Corp.*	3,379	285,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Dollar Financial Corp.*	25,836	$559,349
EZCORP, Inc., Class A*	26,295	935,444
First Cash Financial Services, Inc.*	18,718	785,969
First Marblehead Corp.*	19,884	35,195
Imperial Holdings, Inc.*	16,132	163,901
Nelnet, Inc., Class A	14,433	318,392
Netspend Holdings, Inc.*	17,948	179,480
Nicholas Financial, Inc.*	2,781	33,038
World Acceptance Corp.*	9,203	603,441

		5,139,347

Diversified Financial Services (0.2%)
California First National Bancorp	1,660	25,431
Compass Diversified Holdings	21,273	350,792
Encore Capital Group, Inc.*	8,150	250,368
Gain Capital Holdings, Inc.*	19,366	131,883
MarketAxess Holdings, Inc.	15,722	393,993
Marlin Business Services Corp.*	10,271	129,928
NewStar Financial, Inc.*	19,552	208,815
PHH Corp.*	30,795	631,913
PICO Holdings, Inc.*	13,489	391,181
Portfolio Recovery Associates, Inc.*	10,235	867,826
Primus Guaranty Ltd.*	24,462	128,426

		3,510,556

Insurance (1.3%)
Alterra Capital Holdings Ltd.	54,416	1,213,477
American Equity Investment Life Holding Co.	34,361	436,728
American Safety Insurance Holdings Ltd.*	12,072	231,058
AMERISAFE, Inc.*	9,502	214,935
Amtrust Financial Services, Inc.	12,406	282,609
Argo Group International Holdings Ltd.	16,591	493,085
Baldwin & Lyons, Inc., Class B	6,207	143,816
Citizens, Inc./Texas*	33,445	228,095
CNO Financial Group, Inc.*	131,589	1,040,869
Crawford & Co., Class B	25,208	178,221
Delphi Financial Group, Inc., Class A	27,697	809,029
Donegal Group, Inc., Class A	10,219	130,803
eHealth, Inc.*	11,128	148,670
EMC Insurance Group, Inc.	5,617	107,285
Employers Holdings, Inc.	22,301	373,988
Enstar Group Ltd.*	4,002	418,169
FBL Financial Group, Inc., Class A	6,804	218,749
First American Financial Corp.	61,108	956,340
Flagstone Reinsurance Holdings S.A.	29,450	248,263
Fortegra Financial Corp.*	1,528	11,980
FPIC Insurance Group, Inc.*	4,858	202,481
Global Indemnity plc*	8,228	182,497
Greenlight Capital Reinsurance Ltd., Class A*	16,159	424,820
Hallmark Financial Services*	10,758	84,665
Harleysville Group, Inc.	6,357	198,148
Hilltop Holdings, Inc.*	21,558	190,573

	Number of Shares	Value (Note 1)

Horace Mann Educators Corp.	23,300	$363,713
Independence Holding Co.	1,836	19,168
Infinity Property & Casualty Corp.	7,489	409,349
Kansas City Life Insurance Co.	4,401	137,091
Maiden Holdings Ltd.	26,030	236,873
Meadowbrook Insurance Group, Inc.	31,089	308,092
Montpelier Reinsurance Holdings Ltd.	37,283	671,094
National Financial Partners Corp.*	25,315	292,135
National Interstate Corp.	6,755	154,689
National Western Life Insurance Co., Class A	1,192	190,088
Navigators Group, Inc.*	7,580	356,260
OneBeacon Insurance Group Ltd., Class A	14,129	189,187
Phoenix Cos., Inc.*	62,422	153,558
Platinum Underwriters Holdings Ltd.	23,438	779,079
Presidential Life Corp.	16,477	172,020
Primerica, Inc.	20,099	441,575
ProAssurance Corp.*	18,040	1,262,800
RLI Corp.	10,539	652,575
Safety Insurance Group, Inc.	6,765	284,401
SeaBright Holdings, Inc.	21,405	211,909
Selective Insurance Group, Inc.	31,243	508,324
State Auto Financial Corp.	13,879	241,911
Stewart Information Services Corp.	12,509	125,465
Symetra Financial Corp.	39,634	532,285
Tower Group, Inc.	22,308	531,377
United Fire & Casualty Co.	12,814	222,579
Universal Insurance Holdings, Inc.	21,467	100,251

		18,717,201

Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	24,377	495,584
Agree Realty Corp. (REIT)	9,858	220,129
Alexander’s, Inc. (REIT)	1,201	476,797
American Assets Trust, Inc. (REIT)	19,384	435,171
American Campus Communities, Inc. (REIT)	40,858	1,451,276
Anworth Mortgage Asset Corp. (REIT)	70,538	529,740
Apollo Commercial Real Estate Finance, Inc. (REIT)	12,411	200,065
ARMOUR Residential REIT, Inc.	30,054	220,897
Ashford Hospitality Trust, Inc. (REIT)	25,202	313,765
Associated Estates Realty Corp. (REIT)	24,946	405,373
BioMed Realty Trust, Inc. (REIT)	76,413	1,470,186
Campus Crest Communities, Inc. (REIT)	17,869	231,225
CapLease, Inc. (REIT)	34,792	170,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Capstead Mortgage Corp. (REIT)	46,792	$627,013
CBL & Associates Properties, Inc. (REIT)	85,944	1,558,165
Cedar Shopping Centers, Inc. (REIT)	33,602	173,050
Chatham Lodging Trust (REIT)	9,491	152,900
Chesapeake Lodging Trust (REIT)	17,065	291,129
Cogdell Spencer, Inc. (REIT)	21,890	131,121
Colonial Properties Trust (REIT)	50,163	1,023,325
Colony Financial, Inc. (REIT)	19,513	352,600
Coresite Realty Corp. (REIT)	12,618	206,935
Cousins Properties, Inc. (REIT)	52,188	445,686
CreXus Investment Corp. (REIT)	32,111	356,753
Cypress Sharpridge Investments, Inc. (REIT)	49,868	638,809
DCT Industrial Trust, Inc. (REIT)	144,876	757,701
DiamondRock Hospitality Co. (REIT)	99,856	1,071,455
DuPont Fabros Technology, Inc. (REIT)	35,200	887,040
Dynex Capital, Inc. (REIT)	22,730	220,026
EastGroup Properties, Inc. (REIT)	15,687	666,854
Education Realty Trust, Inc. (REIT)	37,930	325,060
Entertainment Properties Trust (REIT)	27,547	1,286,445
Equity Lifestyle Properties, Inc. (REIT)	15,345	958,142
Equity One, Inc. (REIT)	32,267	601,457
Excel Trust, Inc. (REIT)	11,338	125,058
Extra Space Storage, Inc. (REIT)	56,631	1,207,939
FelCor Lodging Trust, Inc. (REIT)*	65,746	350,426
First Industrial Realty Trust, Inc. (REIT)*	45,934	525,944
First Potomac Realty Trust (REIT)	28,889	442,291
Franklin Street Properties Corp. (REIT)	40,093	517,601
Getty Realty Corp. (REIT)	15,458	390,005
Gladstone Commercial Corp. (REIT)	12,427	215,360
Glimcher Realty Trust (REIT)	60,387	573,677
Government Properties Income Trust (REIT)	17,210	465,014
Hatteras Financial Corp. (REIT)	43,747	1,234,978
Healthcare Realty Trust, Inc. (REIT)	43,818	903,965
Hersha Hospitality Trust (REIT)	80,219	446,820
Highwoods Properties, Inc. (REIT)#	40,335	1,336,299
Home Properties, Inc. (REIT)	23,160	1,409,981

	Number of Shares	Value (Note 1)

Hudson Pacific Properties, Inc. (REIT)	10,804	$167,786
Inland Real Estate Corp. (REIT)	42,997	379,664
Invesco Mortgage Capital, Inc. (REIT)	42,746	903,223
Investors Real Estate Trust (REIT)	45,906	397,546
iStar Financial, Inc. (REIT)*	54,641	443,139
Kilroy Realty Corp. (REIT)	34,743	1,372,001
Kite Realty Group Trust (REIT)	48,718	242,616
LaSalle Hotel Properties (REIT)	51,107	1,346,158
Lexington Realty Trust (REIT)	65,944	602,069
LTC Properties, Inc. (REIT)	18,045	502,012
Medical Properties Trust, Inc. (REIT)	63,286	727,789
MFA Financial, Inc. (REIT)	207,465	1,668,019
Mid-America Apartment Communities, Inc. (REIT)	20,392	1,375,848
Mission West Properties, Inc. (REIT)	18,682	164,028
Monmouth Real Estate Investment Corp. (REIT), Class A	17,964	151,796
MPG Office Trust, Inc. (REIT)*	43,242	123,672
National Health Investors, Inc. (REIT)	14,451	642,058
National Retail Properties, Inc. (REIT)	51,081	1,251,995
Newcastle Investment Corp. (REIT)	52,121	301,259
NorthStar Realty Finance Corp. (REIT)	58,137	234,292
Omega Healthcare Investors, Inc. (REIT)	60,886	1,279,215
One Liberty Properties, Inc. (REIT)	8,878	137,076
Parkway Properties, Inc./Maryland (REIT)	11,871	202,519
Pebblebrook Hotel Trust (REIT)	29,053	586,580
Pennsylvania Real Estate Investment Trust (REIT)	31,192	489,714
PennyMac Mortgage Investment Trust (REIT)	15,731	260,663
Post Properties, Inc. (REIT)	28,905	1,178,168
Potlatch Corp. (REIT)	23,415	825,847
PS Business Parks, Inc. (REIT)	10,489	577,944
RAIT Financial Trust (REIT)*	83,211	174,743
Ramco-Gershenson Properties Trust (REIT)	23,094	285,904
Redwood Trust, Inc. (REIT)	44,333	670,315
Resource Capital Corp. (REIT)	42,530	268,790
Retail Opportunity Investments Corp. (REIT)	23,988	258,111
RLJ Lodging Trust (REIT)	16,504	286,674
Sabra Healthcare REIT, Inc. (REIT)	15,264	255,061
Saul Centers, Inc. (REIT)	4,167	164,055
Sovran Self Storage, Inc. (REIT)	16,311	668,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

STAG Industrial, Inc. (REIT)	12,977	$158,968
Strategic Hotels & Resorts, Inc. (REIT)*	104,251	738,097
Summit Hotel Properties, Inc. (REIT)	17,472	198,307
Sun Communities, Inc. (REIT)	11,632	433,990
Sunstone Hotel Investors, Inc. (REIT)*	68,348	633,586
Tanger Factory Outlet Centers (REIT)	48,258	1,291,867
Terreno Realty Corp. (REIT)	3,284	55,861
Two Harbors Investment Corp. (REIT)	53,914	579,575
UMH Properties, Inc. (REIT)	12,278	131,375
Universal Health Realty Income Trust (REIT)	5,923	236,802
Urstadt Biddle Properties, Inc. (REIT), Class A	13,116	237,531
U-Store-It Trust (REIT)	59,963	630,811
Walter Investment Management Corp. (REIT)	15,004	332,939
Washington Real Estate Investment Trust (REIT)	38,074	1,238,166
Whitestone REIT (REIT), Class B	2,302	29,281
Winthrop Realty Trust (REIT)	20,933	249,940

		58,242,257

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	7,774	118,243
Consolidated-Tomoka Land Co.	2,997	85,714
Forestar Group, Inc.*	21,049	345,835
Kennedy-Wilson Holdings, Inc.	14,273	174,844
Tejon Ranch Co.*	7,865	268,197

		992,833

Thrifts & Mortgage Finance (0.6%)
Abington Bancorp, Inc.	20,282	211,541
Astoria Financial Corp.	48,676	622,566
Bank Mutual Corp.	24,074	88,352
BankFinancial Corp.	6,882	58,291
Beneficial Mutual Bancorp, Inc.*	29,952	246,056
Berkshire Hills Bancorp, Inc.	7,864	176,075
BofI Holding, Inc.*	7,824	112,744
Brookline Bancorp, Inc.	25,935	240,417
Charter Financial Corp.	1,600	15,840
Clifton Savings Bancorp, Inc.	10,567	116,660
Dime Community Bancshares, Inc.	16,846	244,941
Doral Financial Corp.*	121,887	238,899
ESB Financial Corp.	12,060	155,815
ESSA Bancorp, Inc.	8,605	106,874
Farmer Mac, Class C	8,593	190,077
First Defiance Financial Corp.*	2,656	39,017
First Financial Holdings, Inc.	4,639	41,612
First PacTrust Bancorp, Inc.	2,444	36,318
Flagstar Bancorp, Inc.*	131,862	156,916
Flushing Financial Corp.	16,396	213,148
Fox Chase Bancorp, Inc.	10,887	147,519
Franklin Financial Corp.*	4,163	50,206

	Number of Shares		Value (Note 1)

Home Federal Bancorp, Inc./Idaho	8,329		$91,536
Kearny Financial Corp.	16,112		146,780
Meridian Interstate Bancorp, Inc.*	10,521		144,032
MGIC Investment Corp.*	111,477		663,288
Northwest Bancshares, Inc.	65,493		823,902
OceanFirst Financial Corp.	12,036		155,866
Ocwen Financial Corp.*	41,870		534,261
Oritani Financial Corp.	32,098		410,533
People’s United Financial, Inc.	—	@	6
PMI Group, Inc.*	164,473		175,986
Provident Financial Services, Inc.	35,088		502,460
Provident New York Bancorp	23,162		193,634
Radian Group, Inc.	79,259		335,266
Rockville Financial, Inc.	19,456		192,614
Roma Financial Corp.	10,550		110,775
Territorial Bancorp, Inc.	9,542		197,710
TrustCo Bank Corp./New York	40,574		198,813
United Financial Bancorp, Inc.	16,112		248,608
ViewPoint Financial Group	18,347		253,189
Walker & Dunlop, Inc.*	11,113		147,803
Westfield Financial, Inc.	16,323		132,543
WSFS Financial Corp.	3,453		136,911

			9,306,400

Total Financials			153,921,377

Health Care (6.5%)
Biotechnology (1.9%)
Achillion Pharmaceuticals, Inc.*	29,779		221,556
Acorda Therapeutics, Inc.*	22,538		728,203
Affymax, Inc.*	14,272		98,049
Alkermes, Inc.*	55,781		1,037,527
Allos Therapeutics, Inc.*	43,644		93,398
Alnylam Pharmaceuticals, Inc.*	21,313		199,703
AMAG Pharmaceuticals, Inc.*	12,514		235,263
Amicus Therapeutics, Inc.*	4,425		26,284
Anacor Pharmaceuticals, Inc.*	2,962		19,135
Anthera Pharmaceuticals, Inc.*	17,705		144,650
Ardea Biosciences, Inc.*	8,220		209,281
Arena Pharmaceuticals, Inc.*	68,925		93,738
ARIAD Pharmaceuticals, Inc.*	77,553		878,675
ArQule, Inc.*	31,352		195,950
Array BioPharma, Inc.*	51,520		115,405
AVEO Pharmaceuticals, Inc.*	18,629		383,944
AVI BioPharma, Inc.*	79,738		114,025
BioCryst Pharmaceuticals, Inc.*	10,367		39,602
BioMimetic Therapeutics, Inc.*	14,205		72,730
BioSante Pharmaceuticals, Inc.*	70,620		194,205
Biospecifics Technologies Corp.*	2,891		64,758
Biotime, Inc.*	17,513		89,842
Cell Therapeutics, Inc.*	105,643		166,388
Celldex Therapeutics, Inc.*	24,993		88,725
Cepheid, Inc.*	36,714		1,271,773
Chelsea Therapeutics International Ltd.*	40,418		206,132
Cleveland Biolabs, Inc.*	7,118		24,272
Codexis, Inc.*	17,733		170,769
Cornerstone Therapeutics, Inc.*	8,345		74,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Cubist Pharmaceuticals, Inc.*	35,510	$1,278,005
Curis, Inc.*	43,245	154,817
Cytori Therapeutics, Inc.*	35,359	169,370
DUSA Pharmaceuticals, Inc.*	7,382	45,916
Dyax Corp.*	66,877	132,416
Dynavax Technologies Corp.*	75,526	207,696
Emergent Biosolutions, Inc.*	13,012	293,421
Enzon Pharmaceuticals, Inc.*	25,693	258,215
Exact Sciences Corp.*	33,448	287,653
Exelixis, Inc.*	74,139	664,285
Genomic Health, Inc.*	11,556	322,528
Geron Corp.*	64,901	260,253
GTx, Inc.*	24,991	119,707
Halozyme Therapeutics, Inc.*	43,661	301,697
Idenix Pharmaceuticals, Inc.*	32,436	162,180
Immunogen, Inc.*	44,555	543,125
Immunomedics, Inc.*	45,864	186,666
Incyte Corp.*	50,820	962,531
Infinity Pharmaceuticals, Inc.*	12,076	99,748
Inhibitex, Inc.*	45,312	177,623
Insmed, Inc.*	16,415	196,816
InterMune, Inc.*	28,360	1,016,706
Ironwood Pharmaceuticals, Inc.*	29,842	469,116
Isis Pharmaceuticals, Inc.*	58,951	539,991
Keryx Biopharmaceuticals, Inc.*	39,590	187,261
Lexicon Pharmaceuticals, Inc.*	96,720	170,227
Ligand Pharmaceuticals, Inc., Class B*	11,992	143,304
MannKind Corp.*	41,084	156,119
Maxygen, Inc.	26,787	146,525
Medivation, Inc.*	19,106	409,442
Metabolix, Inc.*	16,890	120,595
Micromet, Inc.*	51,581	296,075
Momenta Pharmaceuticals, Inc.*	24,927	485,079
Nabi Biopharmaceuticals*	35,055	188,596
Neurocrine Biosciences, Inc.*	34,362	276,614
Novavax, Inc.*	65,947	133,213
NPS Pharmaceuticals, Inc.*	51,639	487,989
Nymox Pharmaceutical Corp.*	20,288	169,405
OncoGenex Pharmaceutical, Inc.*	2,871	48,893
Oncothyreon, Inc.*	25,223	231,799
Onyx Pharmaceuticals, Inc.*	36,894	1,302,358
Opko Health, Inc.*	54,549	201,286
Orexigen Therapeutics, Inc.*	23,559	37,459
Osiris Therapeutics, Inc.*	14,949	115,705
PDL BioPharma, Inc.	76,206	447,329
Peregrine Pharmaceuticals, Inc.*	22,312	41,500
Pharmacyclics, Inc.*	25,265	263,767
PharmAthene, Inc.*	11,055	32,502
Progenics Pharmaceuticals, Inc.*	30,014	215,501
Raptor Pharmaceutical Corp.*	9,901	61,287
Rigel Pharmaceuticals, Inc.*	40,675	372,990
Sangamo BioSciences, Inc.*	27,882	164,225
Savient Pharmaceuticals, Inc.*	38,557	288,792
Sciclone Pharmaceuticals, Inc.*	43,054	260,046
Seattle Genetics, Inc.*	55,192	1,132,540
SIGA Technologies, Inc.*	20,215	196,894
Spectrum Pharmaceuticals, Inc.*	32,409	300,269
Sunesis Pharmaceuticals, Inc.*	8,447	17,654
SuperGen, Inc.*	32,527	96,930

	Number of Shares	Value (Note 1)

Synta Pharmaceuticals Corp.*	31,387	$157,877
Targacept, Inc.*	14,425	303,935
Theravance, Inc.*	41,049	911,698
Transcept Pharmaceuticals, Inc.*	1,466	16,053
Trius Therapeutics, Inc.*	1,777	14,074
Vanda Pharmaceuticals, Inc.*	21,073	150,461
Vical, Inc.*	53,737	221,396
Zalicus, Inc.*	24,387	58,041
ZIOPHARM Oncology, Inc.*	35,288	215,963
Zogenix, Inc.*	3,025	12,130

		27,371,032

Health Care Equipment & Supplies (1.6%)
Abaxis, Inc.*	12,512	340,952
ABIOMED, Inc.*	18,097	293,171
Accuray, Inc.*	37,145	297,533
Align Technology, Inc.*	35,207	802,720
Alimera Sciences, Inc.*	10,900	88,835
Alphatec Holdings, Inc.*	43,705	152,093
Analogic Corp.	7,363	387,220
AngioDynamics, Inc.*	12,835	182,642
Antares Pharma, Inc.*	26,344	58,220
ArthroCare Corp.*	15,038	503,322
AtriCure, Inc.*	4,133	53,316
Atrion Corp.	885	175,053
Bacterin International Holdings, Inc.*	5,858	16,637
Biolase Technology, Inc.*	8,704	44,739
Cantel Medical Corp.	6,922	186,271
Cardiovascular Systems, Inc.*	4,037	58,779
Cerus Corp.*	14,103	42,309
Conceptus, Inc.*	16,144	188,400
CONMED Corp.*	16,879	480,714
CryoLife, Inc.*	25,247	141,383
Cyberonics, Inc.*	16,104	450,107
Cynosure, Inc., Class A*	12,153	147,051
Delcath Systems, Inc.*	23,172	119,567
DexCom, Inc.*	36,975	535,768
DynaVox, Inc., Class A*	15,858	120,521
Endologix, Inc.*	25,550	237,615
Exactech, Inc.*	5,892	106,115
Greatbatch, Inc.*	12,183	326,748
Haemonetics Corp.*	15,316	985,891
Hansen Medical, Inc.*	14,720	50,195
HeartWare International, Inc.*	7,120	527,450
ICU Medical, Inc.*	6,974	304,764
Immucor, Inc.*	36,433	743,962
Insulet Corp.*	27,441	608,367
Integra LifeSciences Holdings Corp.*	11,676	558,230
Invacare Corp.	16,104	534,492
IRIS International, Inc.*	11,636	116,244
Kensey Nash Corp.*	5,700	143,811
MAKO Surgical Corp.*	18,277	543,375
Masimo Corp.	30,507	905,448
Medical Action Industries, Inc.*	13,138	107,075
Meridian Bioscience, Inc.	23,046	555,639
Merit Medical Systems, Inc.*	20,309	364,953
Natus Medical, Inc.*	15,009	227,386
Neogen Corp.*	12,679	573,218
Neoprobe Corp.*	55,606	184,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

NuVasive, Inc.*	22,622	$743,811
NxStage Medical, Inc.*	26,559	552,958
OraSure Technologies, Inc.*	28,105	239,736
Orthofix International N.V.*	10,006	424,955
Palomar Medical Technologies, Inc.*	13,715	154,705
Quidel Corp.*	20,797	315,075
Rockwell Medical Technologies, Inc.*	11,958	153,541
RTI Biologics, Inc.*	37,108	100,563
Solta Medical, Inc.*	18,128	50,033
SonoSite, Inc.*	7,606	267,503
Spectranetics Corp.*	29,974	186,438
STAAR Surgical Co.*	24,012	127,264
Stereotaxis, Inc.*	39,171	137,490
STERIS Corp.	35,479	1,241,055
SurModics, Inc.*	11,462	127,228
Symmetry Medical, Inc.*	20,522	184,082
Synergetics USA, Inc.*	6,309	34,763
Synovis Life Technologies, Inc.*	9,979	173,834
Tornier N.V.*	7,097	191,264
Unilife Corp.*	28,530	147,785
Uroplasty, Inc.*	6,164	46,230
Vascular Solutions, Inc.*	9,258	114,799
Volcano Corp.*	29,473	951,683
West Pharmaceutical Services, Inc.	20,028	876,425
Wright Medical Group, Inc.*	23,225	348,375
Young Innovations, Inc.	6,577	187,576
Zoll Medical Corp.*	12,779	724,058

		23,376,142

Health Care Providers & Services (1.6%)
Accretive Health, Inc.*	23,733	683,273
Air Methods Corp.*	6,768	505,840
Alliance HealthCare Services, Inc.*	22,622	85,964
Almost Family, Inc.*	6,184	169,442
Amedisys, Inc.*	15,902	423,470
American Dental Partners, Inc.*	13,368	173,249
AMN Healthcare Services, Inc.*	27,389	227,876
Amsurg Corp.*	18,873	493,152
Assisted Living Concepts, Inc., Class A	12,602	211,462
Bio-Reference Labs, Inc.*	12,914	269,903
BioScrip, Inc.*	27,342	177,450
Capital Senior Living Corp.*	25,666	238,437
CardioNet, Inc.*	19,846	105,382
Centene Corp.*	29,329	1,042,059
Chemed Corp.	12,542	821,752
Chindex International, Inc.*	9,987	136,023
Continucare Corp.*	24,120	149,062
Corvel Corp.*	3,969	186,146
Cross Country Healthcare, Inc.*	9,153	69,563
Emeritus Corp.*	18,133	385,326
Ensign Group, Inc.	9,728	295,634
ExamWorks Group, Inc.*	16,017	406,672
Five Star Quality Care, Inc.*	23,967	139,248
Gentiva Health Services, Inc.*	16,468	343,028
Hanger Orthopedic Group, Inc.*	19,894	486,806
HealthSouth Corp.*	55,249	1,450,286

	Number of Shares	Value (Note 1)

Healthspring, Inc.*	37,685	$1,737,655
Healthways, Inc.*	20,323	308,503
HMS Holdings Corp.*	16,252	1,249,291
IPC The Hospitalist Co., Inc.*	9,341	432,955
Kindred Healthcare, Inc.*	30,102	646,290
Landauer, Inc.	5,385	331,662
LHC Group, Inc.*	9,024	208,093
Magellan Health Services, Inc.*	18,787	1,028,400
MedCath Corp.*	12,578	170,935
MedQuist Holdings, Inc.*	18,567	239,886
Metropolitan Health Networks, Inc.*	30,429	145,755
Molina Healthcare, Inc.*	14,982	406,312
MWI Veterinary Supply, Inc.*	6,961	562,240
National Healthcare Corp.	5,647	279,922
National Research Corp.	2,361	86,247
Owens & Minor, Inc.#	37,948	1,308,827
PharMerica Corp.*	16,960	216,410
Providence Service Corp.*	7,795	98,607
PSS World Medical, Inc.*	32,018	896,824
RadNet, Inc.*	8,970	39,468
Rural/Metro Corp.*	14,399	248,239
Select Medical Holdings Corp.*	26,405	234,212
Skilled Healthcare Group, Inc., Class A*	17,171	162,438
Sun Healthcare Group, Inc.*	14,742	118,231
Sunrise Senior Living, Inc.*	32,556	310,259
Team Health Holdings, Inc.*	15,783	355,275
Triple-S Management Corp., Class B*	11,709	254,437
U.S. Physical Therapy, Inc.	8,102	200,362
Universal American Corp.	18,747	205,280
WellCare Health Plans, Inc.*	24,942	1,282,268

		23,441,788

Health Care Technology (0.3%)
athenahealth, Inc.*	19,975	820,972
Computer Programs & Systems, Inc.	6,242	396,242
ePocrates, Inc.*	6,484	119,565
HealthStream, Inc.*	13,985	185,581
MedAssets, Inc.*	25,675	343,018
Medidata Solutions, Inc.*	12,316	293,983
Merge Healthcare, Inc.*	41,405	215,306
Omnicell, Inc.*	17,273	269,286
Quality Systems, Inc.	11,911	1,039,830
Transcend Services, Inc.*	5,084	149,419

		3,833,202

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	41,769	331,228
Albany Molecular Research, Inc.*	17,827	85,748
BG Medicine, Inc.*	1,787	14,224
Caliper Life Sciences, Inc.*	32,734	265,473
Cambrex Corp.*	15,236	70,390
Complete Genomics, Inc.*	9,731	148,690
Enzo Biochem, Inc.*	25,383	107,878
eResearchTechnology, Inc.*	26,405	168,200
Fluidigm Corp.*	9,274	155,525
Furiex Pharmaceuticals, Inc.*	2,762	49,136
Harvard Bioscience, Inc.*	6,420	34,219

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Kendle International, Inc.*	4,731	$71,343
Luminex Corp.*	22,060	461,054
Medtox Scientific, Inc.	2,039	35,621
Pacific Biosciences of California, Inc.*	17,683	206,891
PAREXEL International Corp.*	33,128	780,496
Sequenom, Inc.*	58,689	443,102

		3,429,218

Pharmaceuticals (0.9%)
Acura Pharmaceuticals, Inc.*	21,155	81,870
Aegerion Pharmaceuticals, Inc.*	8,805	138,679
Akorn, Inc.*	46,177	323,239
Ampio Pharmaceuticals, Inc.*	5,823	45,361
Auxilium Pharmaceuticals, Inc.*	26,405	517,538
AVANIR Pharmaceuticals, Inc., Class A*	74,031	248,744
Cadence Pharmaceuticals, Inc.*	29,653	272,808
Columbia Laboratories, Inc.*	53,165	164,280
Corcept Therapeutics, Inc.*	33,994	135,636
Depomed, Inc.*	31,193	255,159
Durect Corp.*	53,750	109,112
Endocyte, Inc.*	13,084	187,363
Hi-Tech Pharmacal Co., Inc.*	10,289	297,661
Impax Laboratories, Inc.*	38,812	845,713
ISTA Pharmaceuticals, Inc.*	21,167	161,822
Jazz Pharmaceuticals, Inc.*	13,161	438,919
KV Pharmaceutical Co., Class A*	16,019	43,572
Lannett Co., Inc.*	9,138	45,507
MAP Pharmaceuticals, Inc.*	13,011	207,786
Medicines Co.*	31,256	516,037
Medicis Pharmaceutical Corp., Class A	35,774	1,365,494
Nektar Therapeutics*	67,471	490,514
Neostem, Inc.*	13,982	20,693
Obagi Medical Products, Inc.*	9,730	91,754
Optimer Pharmaceuticals, Inc.*	25,216	299,818
Pacira Pharmaceuticals, Inc.*	1,423	17,076
Pain Therapeutics, Inc.*	18,901	73,147
Par Pharmaceutical Cos., Inc.*	21,001	692,613
Pernix Therapeutics Holdings*	1,216	10,348
Pozen, Inc.*	14,836	62,311
Questcor Pharmaceuticals, Inc.*	31,601	761,584
Sagent Pharmaceuticals, Inc.*	5,718	154,272
Salix Pharmaceuticals Ltd.*	34,702	1,382,181
Santarus, Inc.*	53,085	178,896
Sucampo Pharmaceuticals, Inc., Class A*	30,796	126,264
ViroPharma, Inc.*	44,327	820,049
Vivus, Inc.*	47,420	385,999
XenoPort, Inc.*	27,438	195,358

		12,165,177

Total Health Care		93,616,559

Industrials (8.0%)
Aerospace & Defense (1.0%)
AAR Corp.	22,876	619,711
Aerovironment, Inc.*	9,484	335,259
American Science & Engineering, Inc.	4,913	393,040

	Number of Shares	Value (Note 1)

Astronics Corp.*	7,217	$222,284
Ceradyne, Inc.*	14,695	572,958
Cubic Corp.	8,836	450,548
Curtiss-Wright Corp.	27,836	901,051
DigitalGlobe, Inc.*	20,921	531,603
Ducommun, Inc.	6,158	126,670
Esterline Technologies Corp.*	17,966	1,372,602
GenCorp, Inc.*	35,593	228,507
GeoEye, Inc.*	12,559	469,707
HEICO Corp.	24,804	1,357,771
Hexcel Corp.*	58,295	1,276,078
Keyw Holding Corp.*	13,138	162,780
Kratos Defense & Security Solutions, Inc.*	13,697	166,555
LMI Aerospace, Inc.*	6,817	166,539
Moog, Inc., Class A*	26,586	1,157,023
National Presto Industries, Inc.	2,657	269,659
Orbital Sciences Corp.*	34,228	576,742
Taser International, Inc.*	34,000	154,700
Teledyne Technologies, Inc.*	21,298	1,072,567
Triumph Group, Inc.	11,225	1,117,785

		13,702,139

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	31,572	216,268
Atlas Air Worldwide Holdings, Inc.*	15,700	934,307
Forward Air Corp.	16,087	543,580
Hub Group, Inc., Class A*	21,349	804,003
Pacer International, Inc.*	19,093	90,119
Park-Ohio Holdings Corp.*	7,326	154,872

		2,743,149

Airlines (0.3%)
Alaska Air Group, Inc.*	21,446	1,468,193
Allegiant Travel Co.*	7,950	393,525
Hawaiian Holdings, Inc.*	44,576	254,083
JetBlue Airways Corp.*	143,325	874,283
Republic Airways Holdings, Inc.*	30,176	164,761
SkyWest, Inc.	30,177	454,466
Spirit Airlines, Inc.*	13,376	160,378
U.S. Airways Group, Inc.*	93,098	829,503

		4,599,192

Building Products (0.3%)
A.O. Smith Corp.	22,621	956,868
AAON, Inc.	9,726	212,416
Ameresco, Inc., Class A*	12,517	177,491
American Woodmark Corp.	7,273	125,968
Ameron International Corp.	5,148	338,121
Apogee Enterprises, Inc.	13,907	178,149
Builders FirstSource, Inc.*	59,812	128,596
Gibraltar Industries, Inc.*	16,475	186,497
Griffon Corp.*	25,387	255,901
Insteel Industries, Inc.	10,482	131,444
NCI Building Systems, Inc.*	11,558	131,646
Quanex Building Products Corp.	20,519	336,306
Simpson Manufacturing Co., Inc.	23,743	709,204
Trex Co., Inc.*	10,215	250,063
Universal Forest Products, Inc.	10,402	249,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

USG Corp.*	42,398	$607,987

		4,975,889

Commercial Services & Supplies (1.3%)
A.T. Cross Co., Class A*	2,592	29,523
ABM Industries, Inc.	29,871	697,189
ACCO Brands Corp.*	28,736	225,578
American Reprographics Co.*	33,948	240,012
APAC Customer Services, Inc.*	29,989	159,841
Brink’s Co.	28,265	843,145
Casella Waste Systems, Inc., Class A*	27,714	169,055
Cenveo, Inc.*	28,622	183,181
Clean Harbors, Inc.*	13,994	1,444,880
CompX International, Inc.	5,100	67,218
Consolidated Graphics, Inc.*	4,585	251,946
Courier Corp.	8,112	89,638
Deluxe Corp.	29,134	719,901
EnergySolutions, Inc.	46,858	231,479
EnerNOC, Inc.*	11,990	188,723
Ennis, Inc.	13,096	227,870
Fuel Tech, Inc.*	13,070	86,654
G&K Services, Inc., Class A	9,532	322,754
GEO Group, Inc.*	36,630	843,589
Healthcare Services Group, Inc.	36,599	594,734
Heritage-Crystal Clean, Inc.*	1,351	25,912
Herman Miller, Inc.	31,966	870,114
Higher One Holdings, Inc.*	18,071	341,903
HNI Corp.	25,434	638,902
InnerWorkings, Inc.*	19,353	161,404
Interface, Inc., Class A	30,076	582,572
Intersections, Inc.	2,713	49,377
Kimball International, Inc., Class B	18,904	121,553
Knoll, Inc.	28,280	567,580
M&F Worldwide Corp.*	9,777	252,638
McGrath RentCorp	14,082	395,423
Metalico, Inc.*	24,397	143,942
Mine Safety Appliances Co.	15,406	575,260
Mobile Mini, Inc.*	24,127	511,251
Multi-Color Corp.	9,785	241,592
Quad/Graphics, Inc.	14,909	579,364
Rollins, Inc.	36,813	750,249
Schawk, Inc.	7,998	132,447
Standard Parking Corp.*	10,798	172,444
Steelcase, Inc., Class A	45,263	515,546
Swisher Hygiene, Inc.*	50,381	283,645
Sykes Enterprises, Inc.*	24,651	530,736
Team, Inc.*	11,076	267,264
Tetra Tech, Inc.*#	37,089	834,502
TMS International Corp., Class A*	11,341	148,000
TRC Cos., Inc.*	5,205	32,531
U.S. Ecology, Inc.	14,824	253,490
UniFirst Corp.	7,944	446,373
United Stationers, Inc.	27,771	983,927
Viad Corp.	10,250	228,472
WCA Waste Corp.*	4,378	25,217

		19,280,540

Construction & Engineering (0.4%)
Argan, Inc.*	11,138	112,939

	Number of Shares	Value (Note 1)

Comfort Systems USA, Inc.	19,585	$207,797
Dycom Industries, Inc.*	21,627	353,385
EMCOR Group, Inc.*	38,377	1,124,830
Furmanite Corp.*	27,474	218,144
Granite Construction, Inc.	22,974	563,552
Great Lakes Dredge & Dock Corp.	31,734	177,076
Insituform Technologies, Inc., Class A*	21,758	456,265
Layne Christensen Co.*	11,339	344,025
MasTec, Inc.*	31,148	614,239
Michael Baker Corp.*	7,516	158,738
MYR Group, Inc.*	11,168	261,331
Northwest Pipe Co.*	6,179	161,025
Orion Marine Group, Inc.*	24,618	231,655
Pike Electric Corp.*	12,417	109,766
Primoris Services Corp.	18,923	244,107
Sterling Construction Co., Inc.*	11,396	156,923
Tutor Perini Corp.	16,852	323,221
UniTek Global Services, Inc.*	2,901	22,947

		5,841,965

Electrical Equipment (0.7%)
A123 Systems, Inc.*	46,132	245,422
Active Power, Inc.*	23,903	58,562
Acuity Brands, Inc.	25,972	1,448,718
American Superconductor Corp.*	26,721	241,558
AZZ, Inc.	7,308	334,706
Belden, Inc.	27,246	949,796
Brady Corp., Class A	28,205	904,252
Broadwind Energy, Inc.*	128,162	185,835
Capstone Turbine Corp.*	151,274	231,449
Coleman Cable, Inc.*	18,380	270,002
Encore Wire Corp.	10,149	245,809
Ener1, Inc.*	71,814	78,995
EnerSys*	29,505	1,015,562
Franklin Electric Co., Inc.	13,014	611,007
FuelCell Energy, Inc.*	100,992	132,300
Generac Holdings, Inc.*	12,258	237,805
Global Power Equipment Group, Inc.*	9,274	245,947
II-VI, Inc.*	29,298	750,029
LSI Industries, Inc.	19,625	155,823
Powell Industries, Inc.*	7,183	262,180
PowerSecure International, Inc.*	12,074	87,174
Preformed Line Products Co.	2,390	170,120
SatCon Technology Corp.*	44,818	107,115
Thermon Group Holdings, Inc.*	11,921	143,052
Valence Technology, Inc.*	20,024	23,628
Vicor Corp.	12,800	206,976
Woodward, Inc.	35,308	1,230,837

		10,574,659

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	10,089	562,058
Seaboard Corp.	232	560,976
Standex International Corp.	7,380	226,345
Tredegar Corp.	14,195	260,478
United Capital Corp.*	3,044	91,168

		1,701,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.7%)
3D Systems Corp.*	24,957	$491,902
Accuride Corp.*	25,767	325,437
Actuant Corp., Class A	41,091	1,102,472
Alamo Group, Inc.	5,492	130,160
Albany International Corp., Class A	14,341	378,459
Altra Holdings, Inc.*	14,350	344,256
American Railcar Industries, Inc.*	8,030	188,303
Ampco-Pittsburgh Corp.	6,438	150,971
Astec Industries, Inc.*	11,022	407,594
Badger Meter, Inc.	8,641	319,631
Barnes Group, Inc.	30,334	752,587
Blount International, Inc.*	27,195	475,097
Briggs & Stratton Corp.	27,849	553,081
Cascade Corp.	5,094	242,322
Chart Industries, Inc.*	17,035	919,549
CIRCOR International, Inc.	10,024	429,328
CLARCOR, Inc.	28,999	1,371,073
Colfax Corp.*	14,043	348,266
Columbus McKinnon Corp.*	9,673	173,727
Commercial Vehicle Group, Inc.*	15,409	218,654
Douglas Dynamics, Inc.	12,021	189,812
Dynamic Materials Corp.	9,139	204,896
Energy Recovery, Inc.*	24,514	80,161
EnPro Industries, Inc.*	12,090	581,166
ESCO Technologies, Inc.	14,935	549,608
Federal Signal Corp.	36,957	242,438
Flow International Corp.*	43,149	153,610
Force Protection, Inc.*	35,765	177,573
FreightCar America, Inc.*	6,631	168,030
Gorman-Rupp Co.	12,090	398,236
Graham Corp.	9,478	193,351
Greenbrier Cos., Inc.*	11,582	228,860
Hurco Cos., Inc.*	1,882	60,619
John Bean Technologies Corp.	14,487	279,889
Kadant, Inc.*	6,829	215,182
Kaydon Corp.	18,978	708,259
L.B. Foster Co., Class A	5,687	187,159
Lindsay Corp.	7,223	496,942
Lydall, Inc.*	14,923	178,479
Meritor, Inc.*	55,235	885,969
Met-Pro Corp.	10,331	117,567
Middleby Corp.*	11,179	1,051,273
Miller Industries, Inc.	8,453	157,987
Mueller Industries, Inc.	22,460	851,459
Mueller Water Products, Inc., Class A	87,865	349,703
NACCO Industries, Inc., Class A	2,971	287,652
NN, Inc.*	5,081	76,012
Omega Flex, Inc.*	3,960	55,559
PMFG, Inc.*	8,457	167,871
RBC Bearings, Inc.*	11,629	439,111
Robbins & Myers, Inc.	23,568	1,245,569
Sauer-Danfoss, Inc.*	6,576	331,365
Sun Hydraulics Corp.	8,089	386,654
Tecumseh Products Co., Class A*	19,621	200,134
Tennant Co.	10,705	427,451

	Number of Shares	Value (Note 1)

Titan International, Inc.	24,498	$594,321
Trimas Corp.*	14,041	347,515
Twin Disc, Inc.	5,868	226,681
Wabash National Corp.*	35,769	335,155
Watts Water Technologies, Inc., Class A	17,360	614,718
Xerium Technologies, Inc.*	9,638	178,785

		23,945,650

Marine (0.1%)
Baltic Trading Ltd.	11,875	68,163
Eagle Bulk Shipping, Inc.*	31,160	77,277
Excel Maritime Carriers Ltd.*	60,383	187,187
Genco Shipping & Trading Ltd.*	32,285	242,783
International Shipholding Corp.	4,750	101,080
Ultrapetrol Bahamas Ltd.*	18,432	91,054

		767,544

Professional Services (0.7%)
Acacia Research Corp. - Acacia Technologies*	24,818	910,572
Advisory Board Co.*	9,168	530,644
Barrett Business Services, Inc.	6,013	86,106
CBIZ, Inc.*	23,535	173,218
CDI Corp.	14,600	194,034
Corporate Executive Board Co.	19,413	847,378
CoStar Group, Inc.*	15,032	891,097
CRA International, Inc.*	7,980	216,178
Dolan Co.*	15,696	132,945
Exponent, Inc.*	7,081	308,094
Franklin Covey Co.*	14,241	137,853
FTI Consulting, Inc.*	24,965	947,172
GP Strategies Corp.*	10,822	147,829
Heidrick & Struggles International, Inc.	8,899	201,473
Hill International, Inc.*	23,344	134,461
Hudson Highland Group, Inc.*	24,505	131,102
Huron Consulting Group, Inc.*	12,730	384,573
ICF International, Inc.*	10,285	261,033
Insperity, Inc.	12,629	373,945
Kelly Services, Inc., Class A*	12,997	214,451
Kforce, Inc.*	17,575	229,881
Korn/Ferry International*	27,460	603,845
Mistras Group, Inc.*	8,616	139,579
Navigant Consulting, Inc.*	26,833	281,478
Odyssey Marine Exploration, Inc.*	20,559	64,350
On Assignment, Inc.*	22,604	222,197
Resources Connection, Inc.	27,218	327,705
RPX Corp.*	6,987	195,846
School Specialty, Inc.*	15,043	216,469
SFN Group, Inc.*	29,703	270,000
TrueBlue, Inc.*	24,644	356,845
VSE Corp.	3,842	95,666

		10,228,019

Road & Rail (0.7%)
Amerco, Inc.*	5,019	482,577
Arkansas Best Corp.	14,544	345,129
Avis Budget Group, Inc.*	61,159	1,045,207
Celadon Group, Inc.*	11,961	166,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Covenant Transportation Group, Inc., Class A*	2,057	$15,942
Dollar Thrifty Automotive Group, Inc.*	16,546	1,220,102
Genesee & Wyoming, Inc., Class A*	23,436	1,374,287
Heartland Express, Inc.	27,826	460,798
Knight Transportation, Inc.	34,538	586,801
Marten Transport Ltd.	8,707	188,071
Old Dominion Freight Line, Inc.*	28,264	1,054,247
Patriot Transportation Holding, Inc.*	4,677	104,624
Quality Distribution, Inc.*	18,678	243,188
RailAmerica, Inc.*	11,149	167,235
Roadrunner Transportation Systems, Inc.*	8,215	123,882
Saia, Inc.*	9,208	156,076
Swift Transportation Co.*	47,048	637,500
Universal Truckload Services, Inc.*	9,343	160,046
Werner Enterprises, Inc.	24,339	609,692
Zipcar, Inc.*	7,553	154,157

		9,296,537

Trading Companies & Distributors (0.5%)
Aceto Corp.	18,990	127,423
Aircastle Ltd.	30,300	385,416
Applied Industrial Technologies, Inc.	24,950	888,469
Beacon Roofing Supply, Inc.*	27,286	622,667
CAI International, Inc.*	8,008	165,445
DXP Enterprises, Inc.*	7,202	182,571
Essex Rental Corp.*	4,418	29,115
H&E Equipment Services, Inc.*	19,197	268,566
Houston Wire & Cable Co.	10,298	160,134
Interline Brands, Inc.*	18,977	348,607
Kaman Corp.	14,827	525,914
Lawson Products, Inc.	4,173	82,083
RSC Holdings, Inc.*	40,212	480,935
Rush Enterprises, Inc., Class A*	17,391	330,951
SeaCube Container Leasing Ltd.	9,833	168,931
TAL International Group, Inc.	10,540	363,946
Textainer Group Holdings Ltd.	6,463	198,673
Titan Machinery, Inc.*	8,783	252,775
United Rentals, Inc.*	36,116	917,346
Watsco, Inc.	16,703	1,135,637

		7,635,604

Total Industrials		115,291,912

Information Technology (9.6%)
Communications Equipment (1.2%)
ADTRAN, Inc.	37,193	1,439,741
Anaren, Inc.*	13,333	283,326
Arris Group, Inc.*	73,368	851,802
Aruba Networks, Inc.*	50,218	1,483,942
Aviat Networks, Inc.*	36,778	144,905
Bel Fuse, Inc., Class B	8,097	175,624
BigBand Networks, Inc.*	33,018	71,649
Black Box Corp.	10,499	328,304
Blue Coat Systems, Inc.*	23,999	524,618
Calix, Inc.*	22,332	464,952

	Number of Shares	Value (Note 1)

Communications Systems, Inc.	1,831	$32,830
Comtech Telecommunications Corp.	15,350	430,414
DG FastChannel, Inc.*	14,622	468,635
Dialogic, Inc.*	4,097	18,436
Digi International, Inc.*	19,566	254,358
Emcore Corp.*	72,585	198,883
EMS Technologies, Inc.*	10,149	334,613
Emulex Corp.*	46,997	404,174
Extreme Networks, Inc.*	76,766	248,722
Finisar Corp.*	51,971	937,037
Globecomm Systems, Inc.*	12,642	196,710
Harmonic, Inc.*	66,312	479,436
Infinera Corp.*	54,688	377,894
InterDigital, Inc.	25,762	1,052,378
Ixia*	22,874	292,787
KVH Industries, Inc.*	8,343	88,686
Loral Space & Communications, Inc.*	5,905	410,220
Meru Networks, Inc.*	8,531	102,457
NETGEAR, Inc.*	21,452	937,881
Numerex Corp., Class A*	2,520	24,520
Oclaro, Inc.*	28,055	188,530
Oplink Communications, Inc.*	10,341	192,653
Opnext, Inc.*	47,363	107,988
ORBCOMM, Inc.*	9,626	30,129
Plantronics, Inc.	28,884	1,055,133
Powerwave Technologies, Inc.*	89,858	265,081
Procera Networks, Inc.*	3,446	36,976
SeaChange International, Inc.*	16,345	176,199
ShoreTel, Inc.*	26,435	269,637
Sonus Networks, Inc.*	114,154	369,859
Sycamore Networks, Inc.	11,701	260,230
Symmetricom, Inc.*	40,489	236,051
Tekelec*	38,009	347,022
ViaSat, Inc.*	21,624	935,670
Westell Technologies, Inc., Class A*	45,031	160,761

		17,691,853

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	17,325	326,403
Cray, Inc.*	21,803	139,539
Dot Hill Systems Corp.*	16,494	46,843
Electronics for Imaging, Inc.*	27,564	474,652
Hypercom Corp.*	33,065	325,029
Imation Corp.*	17,828	168,296
Immersion Corp.*	21,378	182,354
Intermec, Inc.*	33,731	372,390
Intevac, Inc.*	17,774	181,473
Novatel Wireless, Inc.*	16,999	93,155
OCZ Technology Group, Inc.*	30,614	244,912
Quantum Corp.*	126,527	417,539
Rimage Corp.	7,562	101,558
Silicon Graphics International Corp.*	17,828	306,642
STEC, Inc.*	23,080	392,591
Stratasys, Inc.*	11,565	389,740
Super Micro Computer, Inc.*	13,179	212,050
Synaptics, Inc.*	19,066	490,759
Xyratex Ltd.*	17,205	176,523

		5,042,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	12,143	$220,395
Agilysys, Inc.*	19,374	161,579
Anixter International, Inc.	16,448	1,074,712
Benchmark Electronics, Inc.*	35,127	579,596
Brightpoint, Inc.*	38,421	311,594
Checkpoint Systems, Inc.*	21,858	390,821
Cognex Corp.	24,203	857,512
Coherent, Inc.*	14,273	788,869
CTS Corp.	18,574	179,611
Daktronics, Inc.	20,098	216,857
DDi Corp.	4,553	43,436
DTS, Inc.*	9,841	399,053
Echelon Corp.*	22,667	206,043
Electro Rent Corp.	10,369	177,517
Electro Scientific Industries, Inc.*	14,747	284,617
eMagin Corp.*	5,201	31,570
Fabrinet*	11,064	268,634
FARO Technologies, Inc.*	9,562	418,816
Gerber Scientific, Inc.*	21,501	239,306
GSI Group, Inc.*	16,707	201,319
Identive Group, Inc.*	11,651	27,030
Insight Enterprises, Inc.*	26,698	472,822
Kemet Corp.*	26,204	374,455
L-1 Identity Solutions, Inc.*	42,903	504,110
LeCroy Corp.*	4,921	59,249
Littelfuse, Inc.	13,151	772,227
Maxwell Technologies, Inc.*	15,789	255,624
Measurement Specialties, Inc.*	7,663	273,569
Mercury Computer Systems, Inc.*	17,083	319,110
Methode Electronics, Inc.	18,824	218,547
Microvision, Inc.*	64,224	78,353
MTS Systems Corp.	8,517	356,266
Multi-Fineline Electronix, Inc.*	6,438	139,125
NeoPhotonics Corp.*	14,709	101,786
Newport Corp.*	19,472	353,806
OSI Systems, Inc.*	11,328	487,104
Park Electrochemical Corp.	11,788	329,475
PC Connection, Inc.*	14,802	122,561
Plexus Corp.*	22,028	766,795
Power-One, Inc.*	38,776	314,086
Pulse Electronics Corp.	31,208	137,939
RadiSys Corp.*	13,187	96,133
Richardson Electronics Ltd.	13,071	177,635
Rofin-Sinar Technologies, Inc.*	17,223	588,165
Rogers Corp.*	9,188	424,486
Sanmina-SCI Corp.*	45,226	467,185
Scansource, Inc.*	15,698	588,361
SMART Modular Technologies (WWH), Inc.*	38,643	353,970
SYNNEX Corp.*	13,954	442,342
TTM Technologies, Inc.*	37,512	600,942
Universal Display Corp.*	21,649	759,663
Viasystems Group, Inc.*	5,180	116,498
Vishay Precision Group, Inc.*	9,453	159,567
X-Rite, Inc.*	28,514	141,715
Zygo Corp.*	10,255	135,571

		18,568,129

	Number of Shares	Value (Note 1)

Internet Software & Services (1.1%)
Active Network, Inc.*	9,414	$165,686
Ancestry.com, Inc.*	18,794	777,884
comScore, Inc.*	18,924	490,132
Constant Contact, Inc.*	16,189	410,877
Cornerstone OnDemand, Inc.*	9,172	161,886
DealerTrack Holdings, Inc.*	22,349	512,910
Demand Media, Inc.*	10,057	136,272
Dice Holdings, Inc.*	28,724	388,348
Digital River, Inc.*	23,152	744,568
EarthLink, Inc.	59,653	459,030
Envestnet, Inc.*	13,811	205,093
FriendFinder Networks, Inc.*	2,799	11,364
InfoSpace, Inc.*	21,942	200,111
Internap Network Services Corp.*	25,611	188,241
INTL FCStone, Inc.*	7,249	175,498
IntraLinks Holdings, Inc.*	18,969	327,784
j2 Global Communications, Inc.*	26,921	759,980
Keynote Systems, Inc.	10,423	225,449
KIT Digital, Inc.*	18,124	216,401
Limelight Networks, Inc.*	35,423	161,529
Liquidity Services, Inc.*	9,209	217,424
LivePerson, Inc.*	28,229	399,158
LogMeIn, Inc.*	12,099	466,658
LoopNet, Inc.*	10,145	186,465
Marchex, Inc., Class B	21,040	186,835
Mediamind Technologies, Inc.*	8,554	187,675
ModusLink Global Solutions, Inc.	25,281	113,259
Move, Inc.*	84,439	184,921
NIC, Inc.	34,559	465,164
OpenTable, Inc.*	13,997	1,163,431
Openwave Systems, Inc.*	64,050	146,674
Perficient, Inc.*	21,324	218,784
Quepasa Corp.*	2,090	15,153
QuinStreet, Inc.*	22,359	290,220
RealNetworks, Inc.*	43,414	147,608
Responsys, Inc.*	2,811	49,839
RightNow Technologies, Inc.*	13,475	436,590
Saba Software, Inc.*	18,719	169,033
SAVVIS, Inc.*	26,776	1,058,455
SciQuest, Inc.*	9,865	168,593
SPS Commerce, Inc.*	9,007	160,235
Stamps.com, Inc.	9,942	132,626
support.com, Inc.*	27,939	134,107
TechTarget, Inc.*	17,472	132,263
Travelzoo, Inc.*	3,710	239,814
United Online, Inc.	47,588	286,956
ValueClick, Inc.*	46,038	764,231
Vocus, Inc.*	9,926	303,835
Web.com Group, Inc.*	18,059	222,487
XO Group, Inc.*	19,875	197,756
Zix Corp.*	45,271	173,841

		15,739,133

IT Services (1.1%)
Acxiom Corp.*	48,160	631,378
CACI International, Inc., Class A*	17,726	1,118,156
Cardtronics, Inc.*	25,600	600,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Cass Information Systems, Inc.	4,463	$168,523
CIBER, Inc.*	36,322	201,587
Computer Task Group, Inc.*	12,623	166,245
Convergys Corp.*	62,402	851,163
CSG Systems International, Inc.*	19,658	363,280
Dynamics Research Corp.*	2,431	33,159
Echo Global Logistics, Inc.*	8,125	144,219
Euronet Worldwide, Inc.*	28,367	437,135
ExlService Holdings, Inc.*	8,173	188,796
Forrester Research, Inc.	8,586	282,995
Global Cash Access Holdings, Inc.*	36,550	116,229
Hackett Group, Inc.*	23,946	121,885
Heartland Payment Systems, Inc.	22,190	457,114
iGATE Corp.	18,389	300,109
Integral Systems, Inc.*	15,395	187,357
Jack Henry & Associates, Inc.	50,160	1,505,302
Lionbridge Technologies, Inc.*	35,991	114,451
ManTech International Corp., Class A	13,793	612,685
MAXIMUS, Inc.	10,051	831,519
MoneyGram International, Inc.*	64,656	214,658
NCI, Inc., Class A*	5,335	121,211
Ness Technologies, Inc.*	23,814	180,272
PRGX Global, Inc.*	5,625	40,219
Sapient Corp.*	63,488	954,225
ServiceSource International, Inc.*	8,833	196,269
SRA International, Inc., Class A*	25,921	801,477
Stream Global Services, Inc.*	46,114	152,176
Syntel, Inc.	8,355	493,948
TeleTech Holdings, Inc.*	14,967	315,504
TNS, Inc.*	15,093	250,544
Unisys Corp.*	24,492	629,444
Virtusa Corp.*	8,975	170,076
Wright Express Corp.*	23,145	1,205,160

		15,158,790

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Analogic Technologies, Inc.*	37,132	224,834
Advanced Energy Industries, Inc.*	22,332	330,290
Alpha & Omega Semiconductor Ltd.*	9,164	121,423
Amkor Technology, Inc.*	60,672	374,346
Amtech Systems, Inc.*	2,912	60,104
ANADIGICS, Inc.*	68,061	218,476
Applied Micro Circuits Corp.*	36,216	320,874
ATMI, Inc.*	16,522	337,544
Axcelis Technologies, Inc.*	70,898	116,273
AXT, Inc.*	23,429	198,678
Brooks Automation, Inc.*	38,089	413,647
Cabot Microelectronics Corp.*	14,062	653,461
Cavium, Inc.*	27,871	1,214,897
CEVA, Inc.*	12,764	388,791
Cirrus Logic, Inc.*	39,560	629,004
Cohu, Inc.	13,553	177,680
Cymer, Inc.*	17,565	869,643

	Number of Shares	Value (Note 1)

Diodes, Inc.*	18,817	$491,124
DSP Group, Inc.*	7,749	67,416
Entegris, Inc.*	80,088	810,491
Entropic Communications, Inc.*	50,936	452,821
Exar Corp.*	27,871	176,423
FEI Co.*	21,675	827,768
FormFactor, Inc.*	26,432	239,474
FSI International, Inc.*	31,249	85,622
GSI Technology, Inc.*	16,464	118,541
GT Solar International, Inc.*	74,918	1,213,672
Hittite Microwave Corp.*	18,575	1,149,978
Inphi Corp.*	10,641	185,153
Integrated Device Technology, Inc.*	86,172	677,312
Integrated Silicon Solution, Inc.*	16,994	164,332
IXYS Corp.*	14,398	215,682
Kopin Corp.*	42,746	201,334
Kulicke & Soffa Industries, Inc.*	42,004	467,925
Lattice Semiconductor Corp.*	64,596	421,166
LTX-Credence Corp.*	27,719	247,808
MaxLinear, Inc., Class A*	16,160	139,946
Micrel, Inc.	29,799	315,273
Microsemi Corp.*	49,428	1,013,274
Mindspeed Technologies, Inc.*	19,035	152,280
MIPS Technologies, Inc.*	27,827	192,285
MKS Instruments, Inc.	29,005	766,312
Monolithic Power Systems, Inc.*	17,851	275,262
MoSys, Inc.*	28,639	164,674
Nanometrics, Inc.*	13,359	253,687
Netlogic Microsystems, Inc.*	40,643	1,642,790
NVE Corp.*	3,008	175,818
OmniVision Technologies, Inc.*	34,469	1,199,866
PDF Solutions, Inc.*	24,221	144,357
Pericom Semiconductor Corp.*	16,249	145,266
Photronics, Inc.*	30,480	258,166
PLX Technology, Inc.*	24,304	84,335
Power Integrations, Inc.	17,067	655,885
Rambus, Inc.*	58,338	856,402
RF Micro Devices, Inc.*	156,975	960,687
Rubicon Technology, Inc.*	9,692	163,407
Rudolph Technologies, Inc.*	15,952	170,846
Semtech Corp.*	37,353	1,021,231
Sigma Designs, Inc.*	28,398	216,961
Silicon Image, Inc.*	45,067	291,133
Spansion, Inc., Class A*	29,783	573,918
Standard Microsystems Corp.*	13,223	356,889
Supertex, Inc.*	8,446	189,190
Tessera Technologies, Inc.*	27,692	474,641
TriQuint Semiconductor, Inc.*	96,151	979,779
Ultra Clean Holdings, Inc.*	16,394	148,858
Ultratech, Inc.*	14,130	429,269
Veeco Instruments, Inc.*	23,350	1,130,373
Volterra Semiconductor Corp.*	14,098	347,657
Zoran Corp.*	29,431	247,220

		31,001,944

Software (2.4%)
Accelrys, Inc.*	41,195	292,896
ACI Worldwide, Inc.*	19,166	647,236
Actuate Corp.*	27,309	159,758
Advent Software, Inc.*	17,827	502,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

American Software, Inc., Class A	20,873	$173,455
Aspen Technology, Inc.*	50,312	864,360
Blackbaud, Inc.	26,144	724,712
Blackboard, Inc.*	20,042	869,622
Bottomline Technologies, Inc.*	19,065	471,096
BroadSoft, Inc.*	13,383	510,294
Callidus Software, Inc.*	8,991	52,597
CommVault Systems, Inc.*	26,039	1,157,434
Concur Technologies, Inc.*	26,562	1,329,959
Convio, Inc.*	13,988	151,210
Deltek, Inc.*	14,915	111,713
DemandTec, Inc.*	18,021	163,991
Digimarc Corp.*	5,540	194,066
Ebix, Inc.*	16,782	319,697
Ellie Mae, Inc.*	2,177	12,496
EPIQ Systems, Inc.	17,947	255,206
ePlus, Inc.*	4,202	111,101
Fair Isaac Corp.	23,823	719,455
FalconStor Software, Inc.*	35,171	157,566
Glu Mobile, Inc.*	36,364	191,638
Guidance Software, Inc.*	18,044	147,059
Interactive Intelligence, Inc.*	7,889	276,509
JDA Software Group, Inc.*	25,125	776,111
Kenexa Corp.*	15,726	377,110
Lawson Software, Inc.*	97,792	1,097,226
Magma Design Automation, Inc.*	43,703	349,187
Manhattan Associates, Inc.*	12,581	433,290
Mentor Graphics Corp.*	59,318	759,864
MicroStrategy, Inc., Class A*	4,783	778,098
Monotype Imaging Holdings, Inc.*	21,196	299,500
Motricity, Inc.*	18,839	145,626
NetScout Systems, Inc.*	22,144	462,588
NetSuite, Inc.*	16,221	635,863
Opnet Technologies, Inc.	8,369	342,627
Parametric Technology Corp.*	70,634	1,619,638
Pegasystems, Inc.	9,932	462,335
Progress Software Corp.*	38,069	918,605
PROS Holdings, Inc.*	13,321	232,984
QAD, Inc., Class A*	1,759	17,977
QAD, Inc., Class B*	144	1,339
QLIK Technologies, Inc.*	41,896	1,426,978
Quest Software, Inc.*	35,663	810,620
Radiant Systems, Inc.*	23,846	498,381
RealD, Inc.*	23,146	541,385
RealPage, Inc.*	18,032	477,307
Renaissance Learning, Inc.	18,149	227,588
Rosetta Stone, Inc.*	13,379	215,937
S1 Corp.*	26,958	201,646
Smith Micro Software, Inc.*	16,943	71,330
SolarWinds, Inc.*	33,905	886,277
Sourcefire, Inc.*	15,635	464,672
SRS Labs, Inc.*	8,924	85,581
SS&C Technologies Holdings, Inc.*	12,129	241,003
SuccessFactors, Inc.*	47,042	1,383,035
Synchronoss Technologies, Inc.*	14,281	453,136
Take-Two Interactive Software, Inc.*	42,759	653,358
Taleo Corp., Class A*	23,746	879,314

	Number of Shares	Value (Note 1)

TeleCommunication Systems, Inc., Class A*	36,097	$174,349
TeleNav, Inc.*	13,819	245,011
THQ, Inc.*	58,165	210,557
TiVo, Inc.*	71,374	734,438
Tyler Technologies, Inc.*	18,721	501,348
Ultimate Software Group, Inc.*	14,905	811,279
VASCO Data Security International, Inc.*	18,333	228,246
Verint Systems, Inc.*	12,592	466,408
VirnetX Holding Corp.*	24,728	715,628
Wave Systems Corp., Class A*	49,485	139,548
Websense, Inc.*	22,984	596,895

		34,618,536

Total Information Technology		137,820,833

Materials (2.6%)
Chemicals (1.2%)
A. Schulman, Inc.	18,512	466,317
American Vanguard Corp.	14,386	186,586
Arch Chemicals, Inc.	12,408	427,332
Balchem Corp.	16,978	743,297
Calgon Carbon Corp.*	35,124	597,108
Chase Corp.	1,583	26,531
Chemtura Corp.*	57,198	1,041,004
Ferro Corp.*	49,634	667,081
Flotek Industries, Inc.*	29,731	253,308
FutureFuel Corp.	14,178	171,696
Georgia Gulf Corp.*	18,780	453,349
H.B. Fuller Co.	29,563	721,928
Hawkins, Inc.	5,190	187,982
Innophos Holdings, Inc.	12,113	591,114
Innospec, Inc.*	14,088	473,498
KMG Chemicals, Inc.	7,049	118,705
Koppers Holdings, Inc.	11,213	425,309
Kraton Performance Polymers, Inc.*	18,962	742,742
Landec Corp.*	15,375	101,475
LSB Industries, Inc.*	10,394	446,110
Minerals Technologies, Inc.	10,779	714,540
NewMarket Corp.	5,626	960,414
NL Industries, Inc.	10,886	199,867
Olin Corp.	46,373	1,050,812
OM Group, Inc.*	17,278	702,178
Omnova Solutions, Inc.*	25,027	174,188
PolyOne Corp.	53,620	829,501
Quaker Chemical Corp.	7,648	328,940
Senomyx, Inc.*	30,776	158,189
Sensient Technologies Corp.	29,123	1,079,590
Spartech Corp.*	35,128	213,930
Stepan Co.	4,445	315,151
STR Holdings, Inc.*	16,140	240,809
TPC Group, Inc.*	6,961	273,010
Zagg, Inc.*	14,499	194,287
Zep, Inc.	11,448	216,367
Zoltek Cos., Inc.*	15,748	165,826

		16,660,071

Construction Materials (0.1%)
Eagle Materials, Inc.	26,358	734,598
Headwaters, Inc.*	69,380	217,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Texas Industries, Inc.	13,589	$565,710
United States Lime & Minerals, Inc.*	3,407	139,721

		1,657,188

Containers & Packaging (0.1%)
AEP Industries, Inc.*	4,897	142,943
Boise, Inc.	58,167	453,121
Graham Packaging Co., Inc.*	14,181	357,645
Graphic Packaging Holding Co.*	94,591	514,575
Myers Industries, Inc.	16,854	173,259

		1,641,543

Metals & Mining (0.9%)
A.M. Castle & Co.*	10,178	169,056
AMCOL International Corp.	15,039	573,888
Century Aluminum Co.*	31,812	497,858
Coeur d’Alene Mines Corp.*	52,242	1,267,391
General Moly, Inc.*	39,031	174,078
Globe Specialty Metals, Inc.	37,295	836,154
Gold Resource Corp.	16,775	418,201
Golden Minerals Co.*	9,120	162,154
Golden Star Resources Ltd.*	145,924	321,033
Handy & Harman Ltd.*	1,654	25,455
Haynes International, Inc.	6,426	397,962
Hecla Mining Co.*	163,088	1,254,147
Horsehead Holding Corp.*	29,815	397,136
Jaguar Mining, Inc.*	47,836	228,656
Kaiser Aluminum Corp.	9,883	539,809
Materion Corp.*	12,134	448,594
Metals USA Holdings Corp.*	8,463	126,099
Midway Gold Corp.*	23,744	46,538
Noranda Aluminum Holding Corp.*	13,357	202,225
Olympic Steel, Inc.	6,017	165,648
Paramount Gold and Silver Corp.*	69,238	225,716
Revett Minerals, Inc.*	6,974	31,453
RTI International Metals, Inc.*	18,029	691,773
Stillwater Mining Co.*	61,273	1,348,619
Thompson Creek Metals Co., Inc.*	90,828	906,463
U.S. Energy Corp./Wyoming*	22,044	94,128
U.S. Gold Corp.*	59,342	357,832
Universal Stainless & Alloy Products, Inc.*	5,418	253,346
Vista Gold Corp.*	21,149	59,852
Worthington Industries, Inc.	32,093	741,348

		12,962,612

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	23,185	625,531
Clearwater Paper Corp.*	6,380	435,626
Deltic Timber Corp.	7,083	380,286
KapStone Paper and Packaging Corp.*	20,457	338,973
Louisiana-Pacific Corp.*	75,536	614,863
Neenah Paper, Inc.	8,158	173,602
P.H. Glatfelter Co.	27,695	425,949
Schweitzer-Mauduit International, Inc.	10,548	592,270

	Number of Shares	Value (Note 1)

Verso Paper Corp.*	27,551	$73,837
Wausau Paper Corp.	29,052	195,811

		3,856,748

Total Materials		36,778,162

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	44,269	216,476
AboveNet, Inc.	13,672	963,329
Alaska Communications Systems Group, Inc.	23,912	212,100
Atlantic Tele-Network, Inc.	5,360	205,610
Boingo Wireless, Inc.*	14,416	130,897
Cbeyond, Inc.*	14,221	188,144
Cincinnati Bell, Inc.*	129,504	429,953
Cogent Communications Group, Inc.*	31,464	535,203
Consolidated Communications Holdings, Inc.	14,010	272,354
Fairpoint Communications, Inc.*	16,790	154,636
General Communication, Inc., Class A*	24,544	296,246
Global Crossing Ltd.*	17,764	681,782
Globalstar, Inc.*	73,348	90,218
HickoryTech Corp.	3,640	43,243
IDT Corp., Class B	11,502	310,784
inContact, Inc.*	9,031	42,897
Iridium Communications, Inc.*	21,761	188,233
Neutral Tandem, Inc.*	20,138	350,804
PAETEC Holding Corp.*	69,048	330,740
Premiere Global Services, Inc.*	39,032	311,475
SureWest Communications	4,086	68,318
Towerstream Corp.*	10,033	50,065
Vonage Holdings Corp.*	72,893	321,458

		6,394,965

Wireless Telecommunication Services (0.1%)
ICO Global Communications Holdings Ltd.*	81,298	225,195
Leap Wireless International, Inc.*	36,282	588,857
NTELOS Holdings Corp.	19,031	388,613
Shenandoah Telecommunications Co.	12,314	209,584
USA Mobility, Inc.	13,948	212,847

		1,625,096

Total Telecommunication Services		8,020,061

Utilities (1.7%)
Electric Utilities (0.7%)
Allete, Inc.	18,245	748,775
Central Vermont Public Service Corp.	8,843	319,675
Cleco Corp.	34,984	1,219,192
El Paso Electric Co.	25,831	834,341
Empire District Electric Co.	22,846	440,014
IDACORP, Inc.	28,494	1,125,513
MGE Energy, Inc.	13,000	526,890
Otter Tail Corp.	20,167	425,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

PNM Resources, Inc.	54,162	$906,672
Portland General Electric Co.	43,981	1,111,840
UIL Holdings Corp.	29,435	952,222
UniSource Energy Corp.	21,360	797,369
Unitil Corp.	8,038	211,399

		9,619,426

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	5,093	203,873
Laclede Group, Inc.	12,712	480,895
New Jersey Resources Corp.	24,779	1,105,391
Nicor, Inc.	26,648	1,458,712
Northwest Natural Gas Co.	15,533	701,004
Piedmont Natural Gas Co., Inc.#	44,858	1,357,403
South Jersey Industries, Inc.	17,811	967,315
Southwest Gas Corp.	26,758	1,033,126
WGL Holdings, Inc.	29,357	1,129,951

		8,437,670

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	40,688	619,271
Dynegy, Inc.*	58,260	360,630
Ormat Technologies, Inc.	10,488	230,841

		1,210,742

Multi-Utilities (0.2%)
Avista Corp.	32,169	826,422
Black Hills Corp.	22,657	681,749
CH Energy Group, Inc.	8,962	477,316
NorthWestern Corp.	20,926	692,860

		2,678,347

Water Utilities (0.1%)
American States Water Co.	10,834	375,506
Artesian Resources Corp., Class A	6,556	118,139
Cadiz, Inc.*	19,454	211,271
California Water Service Group	22,828	427,112
Connecticut Water Service, Inc.	6,512	166,577
Consolidated Water Co., Ltd.	21,149	196,474
Middlesex Water Co.	9,778	181,675
Pennichuck Corp.	4,832	138,920
SJW Corp.	6,957	168,638
York Water Co.	10,235	169,389

		2,153,701

Total Utilities		24,099,886

Total Common Stocks (52.0%) (Cost $605,603,270)		746,714,122

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $112,678)	9,558	124,254

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	$3,206

Total Financials		3,206

Total Corporate Bonds		3,206

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		3,206

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Clinical Data, Inc., expiring 12/31/49*†	3,800	3,610

Total Health Care		3,610

Industrials (0.0%)
Trading Companies & Distributors (0.0%)
BlueLinx Holdings, Inc., expiring 7/22/11*	22,700	3,859

Total Industrials		3,859

Total Rights (0.0%) (Cost $0)		7,469

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (45.2%)
BlackRock Liquidity Funds TempFund 0.08%‡	649,549,318	649,549,318

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 7/1/11	$2,451,458	2,451,458

Total Short-Term Investments (45.4%) (Cost $652,000,776)		652,000,776

Total Investments (97.4%) (Cost $1,257,721,524)		1,398,849,827
Other Assets Less Liabilities (2.6%)		36,717,630

Net Assets (100%)		$1,435,567,457

*	Non-income producing.
@	Shares are less than 0.5
†	Securities (totalling $3,610 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total value of $404,680.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$571,354,611	$487,816,005	$409,621,298	$649,549,318	$380,185	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	8,330	September-11	$656,163,010	$687,558,200	$31,395,190

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$99,652,373	$—	$—	$99,652,373
Consumer Staples	24,981,137	—	—	24,981,137
Energy	52,531,822	—	—	52,531,822
Financials	153,921,377	—	—	153,921,377
Health Care	93,616,559	—	—	93,616,559
Industrials	115,291,912	—	—	115,291,912
Information Technology	137,361,803	459,030	—	137,820,833
Materials	36,778,162	—	—	36,778,162
Telecommunication Services	8,020,061	—	—	8,020,061
Utilities	24,099,886	—	—	24,099,886
Corporate Bonds
Financials	—	3,206	—	3,206
Futures	31,395,190	—	—	31,395,190
Investment Companies
Investment Companies	124,254	—	—	124,254
Rights
Health Care	—	—	3,610	3,610
Industrials	3,859	—	—	3,859
Short-Term Investments	—	652,000,776	—	652,000,776

Total Assets	$777,778,395	$652,463,012	$3,610	$1,430,245,017

Total Liabilities	$—	$—	$—	$—

Total	$777,778,395	$652,463,012	$3,610	$1,430,245,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials	Investments in Rights-Health Care

Balance as of 12/31/10	$17,620	$10,717	$—
Total gains or losses (realized/unrealized) included in earnings	(6,210)	—	3,610
Purchases	—	—	—
Sales	(11,410)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(10,717)	—

Balance as of 6/30/11	$—	$—	$3,610

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/2011	—	—	$3,610

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	31,395,190	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$31,395,190

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$–
Foreign exchange contracts	—	—	—	—	–
Credit contracts	—	—	—	—	–
Equity contracts	—	24,289,027	—	—	24,289,027
Commodity contracts	—	—	—	—	–
Other contracts	—	—	—	—	–

Total	$—	$24,289,027	$—	$—	$24,289,027

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	16,027,095	—	—	16,027,095
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$16,027,095	$—	$—	$16,027,095

The Portfolio held futures contracts with an average notional balance of approximately $643,972,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$168,558,675
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$97,130,446

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,216,473
Aggregate gross unrealized depreciation	(27,748,836)

Net unrealized appreciation	$136,467,637

Federal income tax cost of investments	$1,262,382,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $649,549,318)	$649,549,318
Unaffiliated Issuers (Cost $608,172,206)	749,300,509
Cash	2,027,910
Cash held as collateral at broker	29,650,000
Due from broker for futures variation margin	5,413,296
Receivable for securities sold	7,814,696
Dividends, interest and other receivables	920,303
Receivable from investment sub-advisor	69,195
Other assets	9,550

Total assets	1,444,754,777

LIABILITIES
Payable for securities purchased	8,203,719
Investment management fees payable	503,989
Administrative fees payable	181,352
Payable to Separate Accounts for Trust shares redeemed	165,374
Accrued expenses	132,886

Total liabilities	9,187,320

NET ASSETS	$1,435,567,457

Net assets were comprised of:
Paid in capital	$1,155,711,584
Accumulated undistributed net investment income (loss)	1,003,266
Accumulated undistributed net realized gains (losses) on investments and futures	106,329,114
Net unrealized appreciation (depreciation) on investments and futures	172,523,493

Net assets	$1,435,567,457

Class IA
Net asset value, offering and redemption price per share, $1,435,567,457 / 112,423,972 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($380,185 of dividend income received from affiliates) (net of $770 foreign withholding tax)	$4,489,009

EXPENSES
Investment management fees	2,971,066
Administrative fees	1,044,047
Printing and mailing expenses	51,775
Custodian fees	24,835
Professional fees	19,690
Trustees’ fees	14,625
Miscellaneous	16,200

Gross expenses	4,142,238
Less: Reimbursement from sub-advisor	(205,668)

Net expenses	3,936,570

NET INVESTMENT INCOME (LOSS)	552,439

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	32,288,761
Futures	24,289,027

Net realized gain (loss)	56,577,788

Change in unrealized appreciation (depreciation) on:
Securities	6,926,464
Futures	16,027,095

Net change in unrealized appreciation (depreciation)	22,953,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	79,531,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,083,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$552,439	$2,386,758
Net realized gain (loss) on investments and futures	56,577,788	130,178,320
Net change in unrealized appreciation (depreciation) on investments and futures	22,953,559	113,721,839

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	80,083,786	246,286,917

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,050,011)

Distributions from net realized capital gains
Class IA	—	(88,968,314)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(91,018,325)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,271,723 and 36,995,164 shares, respectively ]	150,494,017	391,430,580
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,092,660 shares, respectively ]	—	91,018,325
Capital shares repurchased [ (3,589,849) and (13,253,911) shares, respectively ]	(44,922,853)	(144,032,464)

Total Class IA transactions	105,571,164	338,416,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	105,571,164	338,416,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	185,654,950	493,685,033
NET ASSETS:
Beginning of period	1,249,912,507	756,227,474

End of period (a)	$1,435,567,457	$1,249,912,507

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,003,266	$450,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$12.05	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	0.71	2.41	0.51

Total from investment operations	0.72	2.44	0.53

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)
Distributions from net realized gains	—	(0.89)	—

Total dividends and distributions	—	(0.91)	(0.01)

Net asset value, end of period	$12.77	$12.05	$10.52

Total return (b)	5.98%	23.97%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,435,567	$1,249,913	$756,227
Ratio of expenses to average net assets:
After reimbursements (a)	0.60%	0.62%	0.65%
Before reimbursements (a)	0.63%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.08%	0.24%	0.50%
Before reimbursements (a)	0.05%	0.21%	0.50%
Portfolio turnover rate	14%	23%	29%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Exchange Traded Funds	38.6%
Government Securities	24.5
Information Technology	3.6
Financials	3.0
Energy	2.6
Health Care	2.4
Industrials	2.3
Consumer Discretionary	2.2
Consumer Staples	2.2
Materials	0.7
Utilities	0.7
Telecommunication Services	0.6
Cash and Other	16.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 18, 2011, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 6/30/11	Expenses Paid During Period*
Class IB
Actual	$1,000.00	$996.00	$4.33
Hypothetical (5% average return before expenses)	1,000.00	1,013.74	5.99

†  The Portfolio Commenced Operations on 2/18/2011

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 132/365 for Class IB (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (2.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	40	$671
Johnson Controls, Inc.	115	4,791

		5,462

Automobiles (0.1%)
Ford Motor Co.*	640	8,825
Harley-Davidson, Inc.	40	1,639

		10,464

Distributors (0.0%)
Genuine Parts Co.	25	1,360

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	20	874
DeVry, Inc.	10	591
H&R Block, Inc.	50	802

		2,267

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	75	2,822
Chipotle Mexican Grill, Inc.*	5	1,541
Darden Restaurants, Inc.	25	1,244
International Game Technology	50	879
Marriott International, Inc., Class A	50	1,775
McDonald’s Corp.	175	14,756
Starbucks Corp.	125	4,936
Starwood Hotels & Resorts Worldwide, Inc.	30	1,681
Wyndham Worldwide Corp.	30	1,010
Wynn Resorts Ltd.	15	2,153
Yum! Brands, Inc.	80	4,419

		37,216

Household Durables (0.1%)
D.R. Horton, Inc.	45	518
Fortune Brands, Inc.	25	1,594
Harman International Industries, Inc.	10	456
Leggett & Platt, Inc.	25	610
Lennar Corp., Class A	25	454
Newell Rubbermaid, Inc.	50	789
Pulte Group, Inc.*	55	421
Whirlpool Corp.	15	1,220

		6,062

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	60	12,269
Expedia, Inc.	35	1,015
Netflix, Inc.*	8	2,102
priceline.com, Inc.*	9	4,607

		19,993

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	25	1,098
Mattel, Inc.	60	1,650

		2,748

	Number of Shares	Value (Note 1)

Media (0.7%)
Cablevision Systems Corp. - New York Group, Class A	40	$1,448
CBS Corp., Class B	115	3,276
Comcast Corp., Class A	470	11,910
DIRECTV, Class A*	135	6,861
Discovery Communications, Inc., Class A*	45	1,843
Gannett Co., Inc.	40	573
Interpublic Group of Cos., Inc.	85	1,063
McGraw-Hill Cos., Inc.	50	2,095
News Corp., Class A	385	6,815
Omnicom Group, Inc.	50	2,408
Scripps Networks Interactive, Inc., Class A	15	733
Time Warner Cable, Inc.	60	4,682
Time Warner, Inc.	185	6,728
Viacom, Inc., Class B	100	5,100
Walt Disney Co.	320	12,493
Washington Post Co., Class B	1	419

		68,447

Multiline Retail (0.1%)
Big Lots, Inc.*	15	497
Family Dollar Stores, Inc.	20	1,051
J.C. Penney Co., Inc.	40	1,382
Kohl’s Corp.	50	2,501
Macy’s, Inc.	70	2,047
Nordstrom, Inc.	30	1,408
Sears Holdings Corp.*	5	357
Target Corp.	120	5,629

		14,872

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A	15	1,004
AutoNation, Inc.*	10	366
AutoZone, Inc.*	5	1,474
Bed Bath & Beyond, Inc.*	45	2,627
Best Buy Co., Inc.	55	1,728
CarMax, Inc.*	40	1,323
GameStop Corp., Class A*	25	667
Gap, Inc.	75	1,357
Home Depot, Inc.	275	9,961
Limited Brands, Inc.	45	1,730
Lowe’s Cos., Inc.	235	5,478
O’Reilly Automotive, Inc.*	25	1,638
Ross Stores, Inc.	20	1,602
Staples, Inc.	120	1,896
Tiffany & Co.	20	1,570
TJX Cos., Inc.	65	3,414
Urban Outfitters, Inc.*	20	563

		38,398

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	50	3,197
NIKE, Inc., Class B	65	5,849
Polo Ralph Lauren Corp.	10	1,326
VF Corp.	15	1,628

		12,000

Total Consumer Discretionary		219,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	15	$1,120
Coca-Cola Co.	385	25,907
Coca-Cola Enterprises, Inc.	55	1,605
Constellation Brands, Inc., Class A*	30	625
Dr. Pepper Snapple Group, Inc.	40	1,677
Molson Coors Brewing Co., Class B	25	1,118
PepsiCo, Inc.	270	19,016

		51,068

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	75	6,093
CVS Caremark Corp.	230	8,644
Kroger Co.	105	2,604
Safeway, Inc.	60	1,402
SUPERVALU, Inc.	35	330
Sysco Corp.	100	3,118
Walgreen Co.	155	6,581
Wal-Mart Stores, Inc.	330	17,536
Whole Foods Market, Inc.	25	1,586

		47,894

Food Products (0.4%)
Archer-Daniels-Midland Co.	105	3,166
Campbell Soup Co.	30	1,037
ConAgra Foods, Inc.	75	1,936
Dean Foods Co.*	30	368
General Mills, Inc.	105	3,908
H.J. Heinz Co.	55	2,930
Hershey Co.	25	1,421
Hormel Foods Corp.	25	745
J.M. Smucker Co.	20	1,529
Kellogg Co.	40	2,213
Kraft Foods, Inc., Class A	295	10,393
McCormick & Co., Inc. (Non-Voting)	20	991
Mead Johnson Nutrition Co.	35	2,364
Sara Lee Corp.	105	1,994
Tyson Foods, Inc., Class A	50	971

		35,966

Household Products (0.4%)
Clorox Co.	25	1,686
Colgate-Palmolive Co.	85	7,430
Kimberly-Clark Corp.	70	4,659
Procter & Gamble Co.	470	29,878

		43,653

Personal Products (0.0%)
Avon Products, Inc.	70	1,960
Estee Lauder Cos., Inc., Class A	20	2,104

		4,064

Tobacco (0.4%)
Altria Group, Inc.	355	9,375
Lorillard, Inc.	25	2,722
Philip Morris International, Inc.	305	20,365
Reynolds American, Inc.	55	2,038

		34,500

Total Consumer Staples		217,145

	Number of Shares	Value (Note 1)

Energy (2.6%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	75	$5,442
Cameron International Corp.*	40	2,012
Diamond Offshore Drilling, Inc.	10	704
FMC Technologies, Inc.*	40	1,792
Halliburton Co.	155	7,905
Helmerich & Payne, Inc.	20	1,322
Nabors Industries Ltd.*	50	1,232
National Oilwell Varco, Inc.	70	5,475
Noble Corp.	45	1,773
Rowan Cos., Inc.*	20	776
Schlumberger Ltd.	230	19,872

		48,305

Oil, Gas & Consumable Fuels (2.1%)
Alpha Natural Resources, Inc.*	38	1,727
Anadarko Petroleum Corp.	85	6,525
Apache Corp.	65	8,020
Cabot Oil & Gas Corp.	20	1,326
Chesapeake Energy Corp.	110	3,266
Chevron Corp.	340	34,966
ConocoPhillips	240	18,046
Consol Energy, Inc.	40	1,939
Denbury Resources, Inc.*	70	1,400
Devon Energy Corp.	70	5,517
El Paso Corp.	120	2,424
EOG Resources, Inc.	45	4,705
EQT Corp.	25	1,313
Exxon Mobil Corp.	840	68,359
Hess Corp.	50	3,738
Marathon Oil Corp.	120	6,322
Murphy Oil Corp.	35	2,298
Newfield Exploration Co.*	25	1,700
Noble Energy, Inc.	30	2,689
Occidental Petroleum Corp.	135	14,045
Peabody Energy Corp.	45	2,651
Pioneer Natural Resources Co.	20	1,791
QEP Resources, Inc.	30	1,255
Range Resources Corp.	25	1,387
Southwestern Energy Co.*	60	2,573
Spectra Energy Corp.	110	3,015
Sunoco, Inc.	20	834
Tesoro Corp.*	25	573
Valero Energy Corp.	95	2,429
Williams Cos., Inc.	100	3,025

		209,858

Total Energy		258,163

Financials (3.0%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.	40	2,307
Bank of New York Mellon Corp.	210	5,380
BlackRock, Inc.	16	3,069
Charles Schwab Corp.	170	2,797
E*TRADE Financial Corp.*	35	483
Federated Investors, Inc., Class B	15	358
Franklin Resources, Inc.	25	3,282
Goldman Sachs Group, Inc.	90	11,978
Invesco Ltd.	80	1,872
Janus Capital Group, Inc.	30	283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Legg Mason, Inc.	25	$819
Morgan Stanley	260	5,983
Northern Trust Corp.	40	1,838
State Street Corp.	85	3,833
T. Rowe Price Group, Inc.	45	2,715

		46,997

Commercial Banks (0.5%)
BB&T Corp.	115	3,087
Comerica, Inc.	30	1,037
Fifth Third Bancorp	155	1,976
First Horizon National Corp.	45	429
Huntington Bancshares, Inc./Ohio	145	951
KeyCorp	160	1,333
M&T Bank Corp.	20	1,759
Marshall & Ilsley Corp.	90	717
PNC Financial Services Group, Inc.	90	5,365
Regions Financial Corp.	210	1,302
SunTrust Banks, Inc.	90	2,322
U.S. Bancorp	325	8,291
Wells Fargo & Co.	890	24,974
Zions Bancorp	30	720

		54,263

Consumer Finance (0.2%)
American Express Co.	175	9,048
Capital One Financial Corp.	75	3,875
Discover Financial Services	90	2,407
SLM Corp.	90	1,513

		16,843

Diversified Financial Services (0.8%)
Bank of America Corp.	1,705	18,687
Citigroup, Inc.	490	20,404
CME Group, Inc.	12	3,499
IntercontinentalExchange, Inc.*	13	1,621
JPMorgan Chase & Co.	670	27,430
Leucadia National Corp.	35	1,193
Moody’s Corp.	35	1,342
NASDAQ OMX Group, Inc.*	25	633
NYSE Euronext	45	1,542

		76,351

Insurance (0.7%)
ACE Ltd.	55	3,620
Aflac, Inc.	80	3,734
Allstate Corp.	90	2,748
American International Group, Inc.*	74	2,170
Aon Corp.	55	2,821
Assurant, Inc.	15	544
Berkshire Hathaway, Inc., Class B*	290	22,443
Chubb Corp.	50	3,130
Cincinnati Financial Corp.	25	730
Genworth Financial, Inc., Class A*	85	874
Hartford Financial Services Group, Inc.	75	1,978
Lincoln National Corp.	55	1,567
Loews Corp.	55	2,315
Marsh & McLennan Cos., Inc.	90	2,807
MetLife, Inc.	180	7,897
Principal Financial Group, Inc.	55	1,673

	Number of Shares	Value (Note 1)

Progressive Corp.	110	$2,352
Prudential Financial, Inc.	80	5,087
Torchmark Corp.	15	962
Travelers Cos., Inc.	75	4,378
Unum Group	50	1,274
XL Group plc	50	1,099

		76,203

Real Estate Investment Trusts (REITs) (0.3%)
Apartment Investment & Management Co. (REIT), Class A	20	511
AvalonBay Communities, Inc. (REIT)	15	1,926
Boston Properties, Inc. (REIT)	25	2,654
Equity Residential (REIT)	50	3,000
HCP, Inc. (REIT)	70	2,568
Health Care REIT, Inc. (REIT)	30	1,573
Host Hotels & Resorts, Inc. (REIT)	115	1,949
Kimco Realty Corp. (REIT)	70	1,305
Plum Creek Timber Co., Inc. (REIT)	25	1,014
ProLogis, Inc. (REIT)	72	2,580
Public Storage (REIT)	25	2,850
Simon Property Group, Inc. (REIT)	50	5,812
Ventas, Inc. (REIT)	25	1,318
Vornado Realty Trust (REIT)	30	2,795
Weyerhaeuser Co. (REIT)	90	1,967

		33,822

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	50	1,255

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	90	737
People’s United Financial, Inc.	60	807

		1,544

Total Financials		307,278

Health Care (2.4%)
Biotechnology (0.2%)
Amgen, Inc.*	155	9,044
Biogen Idec, Inc.*	40	4,277
Celgene Corp.*	80	4,826
Cephalon, Inc.*	15	1,198
Gilead Sciences, Inc.*	135	5,590

		24,935

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	100	5,969
Becton, Dickinson and Co.	35	3,016
Boston Scientific Corp.*	255	1,762
C.R. Bard, Inc.	15	1,648
CareFusion Corp.*	40	1,087
Covidien plc	85	4,525
DENTSPLY International, Inc.	25	952
Edwards Lifesciences Corp.*	19	1,657
Intuitive Surgical, Inc.*	7	2,605
Medtronic, Inc.	180	6,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

St. Jude Medical, Inc.	55	$2,622
Stryker Corp.	55	3,228
Varian Medical Systems, Inc.*	20	1,400
Zimmer Holdings, Inc.*	30	1,896

		39,302

Health Care Providers & Services (0.5%)
Aetna, Inc.	65	2,866
AmerisourceBergen Corp.	45	1,863
Cardinal Health, Inc.	60	2,725
CIGNA Corp.	45	2,314
Coventry Health Care, Inc.*	25	912
DaVita, Inc.*	15	1,299
Express Scripts, Inc.*	90	4,858
Humana, Inc.	30	2,416
Laboratory Corp. of America Holdings*	15	1,452
McKesson Corp.	45	3,764
Medco Health Solutions, Inc.*	70	3,957
Patterson Cos., Inc.	15	494
Quest Diagnostics, Inc.	25	1,478
Tenet Healthcare Corp.*	80	499
UnitedHealth Group, Inc.	185	9,542
WellPoint, Inc.	65	5,120

		45,559

Health Care Technology (0.0%)
Cerner Corp.*	20	1,222

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	60	3,067
Life Technologies Corp.*	30	1,562
PerkinElmer, Inc.	20	538
Thermo Fisher Scientific, Inc.*	65	4,185
Waters Corp.*	15	1,436

		10,788

Pharmaceuticals (1.2%)
Abbott Laboratories, Inc.	260	13,681
Allergan, Inc.	50	4,162
Bristol-Myers Squibb Co.	285	8,254
Eli Lilly and Co.	170	6,380
Forest Laboratories, Inc.*	50	1,967
Hospira, Inc.*	30	1,700
Johnson & Johnson	460	30,599
Merck & Co., Inc.	520	18,351
Mylan, Inc.*	75	1,850
Pfizer, Inc.	1,350	27,810
Watson Pharmaceuticals, Inc.*	20	1,375

		116,129

Total Health Care		237,935

Industrials (2.3%)
Aerospace & Defense (0.6%)
Boeing Co.	125	9,241
General Dynamics Corp.	65	4,844
Goodrich Corp.	20	1,910
Honeywell International, Inc.	130	7,747
ITT Corp.	30	1,768
L-3 Communications Holdings, Inc.	20	1,749
Lockheed Martin Corp.	50	4,049
Northrop Grumman Corp.	50	3,468

	Number of Shares	Value (Note 1)

Precision Castparts Corp.	25	$4,116
Raytheon Co.	60	2,991
Rockwell Collins, Inc.	25	1,542
Textron, Inc.	45	1,062
United Technologies Corp.	155	13,719

		58,206

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	30	2,365
Expeditors International of Washington, Inc.	35	1,792
FedEx Corp.	55	5,217
United Parcel Service, Inc., Class B	165	12,033

		21,407

Airlines (0.0%)
Southwest Airlines Co.	125	1,427

Building Products (0.0%)
Masco Corp.	60	722

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	20	773
Cintas Corp.	20	661
Iron Mountain, Inc.	35	1,193
Pitney Bowes, Inc.	35	805
R.R. Donnelley & Sons Co.	35	686
Republic Services, Inc.	50	1,542
Stericycle, Inc.*	15	1,337
Waste Management, Inc.	80	2,981

		9,978

Construction & Engineering (0.1%)
Fluor Corp.	30	1,940
Jacobs Engineering Group, Inc.*	20	865
Quanta Services, Inc.*	35	707

		3,512

Electrical Equipment (0.1%)
Emerson Electric Co.	125	7,031
Rockwell Automation, Inc.	25	2,169
Roper Industries, Inc.	15	1,250

		10,450

Industrial Conglomerates (0.5%)
3M Co.	120	11,382
General Electric Co.	1,790	33,759
Tyco International Ltd.	80	3,955

		49,096

Machinery (0.5%)
Caterpillar, Inc.	110	11,711
Cummins, Inc.	35	3,622
Danaher Corp.	90	4,769
Deere & Co.	70	5,771
Dover Corp.	30	2,034
Eaton Corp.	55	2,830
Flowserve Corp.	10	1,099
Illinois Tool Works, Inc.	85	4,802
Ingersoll-Rand plc	55	2,498
Joy Global, Inc.	20	1,905
PACCAR, Inc.	60	3,065
Pall Corp.	20	1,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Parker Hannifin Corp.	25	$2,243
Snap-On, Inc.	10	625
Stanley Black & Decker, Inc.	30	2,161

		50,260

Professional Services (0.0%)
Dun & Bradstreet Corp.	10	755
Equifax, Inc.	20	694
Robert Half International, Inc.	25	676

		2,125

Road & Rail (0.2%)
CSX Corp.	180	4,720
Norfolk Southern Corp.	60	4,496
Ryder System, Inc.	10	568
Union Pacific Corp.	85	8,874

		18,658

Trading Companies & Distributors (0.0%)
Fastenal Co.	50	1,800
W.W. Grainger, Inc.	10	1,536

		3,336

Total Industrials		229,177

Information Technology (3.6%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	930	14,517
F5 Networks, Inc.*	15	1,654
Harris Corp.	20	901
JDS Uniphase Corp.*	40	667
Juniper Networks, Inc.*	90	2,835
Motorola Mobility Holdings, Inc.*	50	1,102
Motorola Solutions, Inc.*	55	2,532
QUALCOMM, Inc.	275	15,617
Tellabs, Inc.	60	277

		40,102

Computers & Peripherals (0.9%)
Apple, Inc.*	156	52,365
Dell, Inc.*	285	4,751
EMC Corp.*	350	9,642
Hewlett-Packard Co.	365	13,286
Lexmark International, Inc., Class A*	15	439
NetApp, Inc.*	60	3,167
SanDisk Corp.*	40	1,660
Western Digital Corp.*	40	1,455

		86,765

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	30	1,619
Corning, Inc.	265	4,810
FLIR Systems, Inc.	25	843
Jabil Circuit, Inc.	35	707
Molex, Inc.	25	644

		8,623

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	30	944
eBay, Inc.*	195	6,293
Google, Inc., Class A*	43	21,774

	Number of Shares	Value (Note 1)

Monster Worldwide, Inc.*	20	$293
VeriSign, Inc.	30	1,004
Yahoo!, Inc.*	220	3,309

		33,617

IT Services (0.7%)
Automatic Data Processing, Inc.	85	4,478
Cognizant Technology Solutions Corp., Class A*	50	3,667
Computer Sciences Corp.	25	949
Fidelity National Information Services, Inc.	45	1,385
Fiserv, Inc.*	25	1,566
International Business Machines Corp.	205	35,168
Mastercard, Inc., Class A	17	5,123
Paychex, Inc.	55	1,690
SAIC, Inc.*	50	841
Teradata Corp.*	30	1,806
Total System Services, Inc.	25	464
Visa, Inc., Class A	80	6,741
Western Union Co.	110	2,203

		66,081

Office Electronics (0.0%)
Xerox Corp.	235	2,446

Semiconductors & Semiconductor Equipment (0.5%)
Advanced Micro Devices, Inc.*	95	664
Altera Corp.	55	2,549
Analog Devices, Inc.	50	1,957
Applied Materials, Inc.	225	2,927
Broadcom Corp., Class A*	80	2,691
First Solar, Inc.*	10	1,323
Intel Corp.	925	20,498
KLA-Tencor Corp.	30	1,214
Linear Technology Corp.	40	1,321
LSI Corp.*	105	748
MEMC Electronic Materials, Inc.*	40	341
Microchip Technology, Inc.	30	1,137
Micron Technology, Inc.*	145	1,085
National Semiconductor Corp.	40	985
Novellus Systems, Inc.*	15	542
NVIDIA Corp.*	100	1,594
Teradyne, Inc.*	30	444
Texas Instruments, Inc.	200	6,566
Xilinx, Inc.	45	1,641

		50,227

Software (0.7%)
Adobe Systems, Inc.*	85	2,673
Autodesk, Inc.*	40	1,544
BMC Software, Inc.*	30	1,641
CA, Inc.	65	1,485
Citrix Systems, Inc.*	30	2,400
Compuware Corp.*	35	341
Electronic Arts, Inc.*	55	1,298
Intuit, Inc.*	45	2,334
Microsoft Corp.	1,245	32,370
Oracle Corp.	655	21,556
Red Hat, Inc.*	35	1,606
Salesforce.com, Inc.*	20	2,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Symantec Corp.*	130	$2,564

		74,792

Total Information Technology		362,653

Materials (0.7%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	35	3,345
Airgas, Inc.	15	1,051
CF Industries Holdings, Inc.	10	1,417
Dow Chemical Co.	195	7,020
E.I. du Pont de Nemours & Co.	155	8,378
Eastman Chemical Co.	10	1,021
Ecolab, Inc.	40	2,255
FMC Corp.	10	860
International Flavors & Fragrances, Inc.	15	963
Monsanto Co.	90	6,529
PPG Industries, Inc.	25	2,270
Praxair, Inc.	50	5,419
Sherwin-Williams Co.	15	1,258
Sigma-Aldrich Corp.	20	1,467

		43,253

Construction Materials (0.0%)
Vulcan Materials Co.	20	771

Containers & Packaging (0.0%)
Ball Corp.	30	1,154
Bemis Co., Inc.	20	675
Owens-Illinois, Inc.*	30	774
Sealed Air Corp.	25	595

		3,198

Metals & Mining (0.2%)
AK Steel Holding Corp.	20	315
Alcoa, Inc.	180	2,855
Allegheny Technologies, Inc.	15	952
Cliffs Natural Resources, Inc.	25	2,311
Freeport-McMoRan Copper & Gold, Inc.	160	8,464
Newmont Mining Corp.	85	4,588
Nucor Corp.	55	2,267
Titanium Metals Corp.	15	275
United States Steel Corp.	25	1,151

		23,178

Paper & Forest Products (0.1%)
International Paper Co.	75	2,237
MeadWestvaco Corp.	30	999

		3,236

Total Materials		73,636

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	995	31,253
CenturyLink, Inc.	99	4,002
Frontier Communications Corp.	170	1,372
Verizon Communications, Inc.	475	17,684
Windstream Corp.	85	1,102

		55,413

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A*	65	$3,401
MetroPCS Communications, Inc.*	45	775
Sprint Nextel Corp.*	505	2,722

		6,898

Total Telecommunication Services		62,311

Utilities (0.7%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	80	3,014
Duke Energy Corp.	225	4,237
Edison International	55	2,131
Entergy Corp.	30	2,049
Exelon Corp.	110	4,712
FirstEnergy Corp.	70	3,091
NextEra Energy, Inc.	70	4,022
Northeast Utilities	30	1,055
Pepco Holdings, Inc.	40	785
Pinnacle West Capital Corp.	20	892
PPL Corp.	80	2,226
Progress Energy, Inc.	50	2,401
Southern Co.	145	5,855

		36,470

Gas Utilities (0.0%)
Nicor, Inc.	10	547
Oneok, Inc.	20	1,480

		2,027

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	110	1,401
Constellation Energy Group, Inc.	35	1,329
NRG Energy, Inc.*	40	983

		3,713

Multi-Utilities (0.3%)
Ameren Corp.	40	1,154
CenterPoint Energy, Inc.	70	1,355
CMS Energy Corp.	45	886
Consolidated Edison, Inc.	50	2,662
Dominion Resources, Inc.	100	4,827
DTE Energy Co.	30	1,501
Integrys Energy Group, Inc.	15	778
NiSource, Inc.	45	911
PG&E Corp.	65	2,732
Public Service Enterprise Group, Inc.	85	2,774
SCANA Corp.	20	787
Sempra Energy	40	2,115
TECO Energy, Inc.	35	661
Wisconsin Energy Corp.	40	1,254
Xcel Energy, Inc.	80	1,944

		26,341

Total Utilities		68,551

Total Common Stocks (20.3%) (Cost $2,019,465)		2,036,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (38.6%)
SPDR S&P 500 ETF	6,600	$871,002
SPDR S&P MidCap 400 ETF	1,900	337,060
Vanguard MSCI EAFE ETF	69,900	2,661,792

Total Investment Companies (38.6%) (Cost $3,901,713)		3,869,854

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (24.5%)
Agency ABS (1.5%)
Federal Home Loan Bank
1.750%, 8/22/12	$20,000	20,318
1.875%, 6/21/13	40,000	41,074
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12	20,000	20,159
1.375%, 2/25/14	20,000	20,293
Federal National Mortgage Association
0.500%, 10/30/12	30,000	30,049
0.750%, 12/18/13	20,000	19,997

		151,890

U.S. Government Agencies (1.5%)
Federal Home Loan Bank
4.750%, 12/16/16	15,000	17,020
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	30,000	32,339
3.750%, 3/27/19	20,000	21,163
Federal National Mortgage Association
4.375%, 3/15/13	25,000	26,663
4.625%, 10/15/14	25,000	27,819
2.625%, 11/20/14	30,000	31,461

		156,465

	Principal Amount	Value (Note 1)

U.S. Treasuries (21.5%)
U.S. Treasury Notes
1.000%, 4/30/12	$120,000	$120,797
0.625%, 6/30/12	100,000	100,391
0.375%, 8/31/12	120,000	120,159
1.375%, 10/15/12	120,000	121,650
0.625%, 1/31/13	100,000	100,395
0.625%, 2/28/13	120,000	120,464
2.375%, 8/31/14	95,000	99,401
2.375%, 10/31/14	115,000	120,274
2.250%, 1/31/15	115,000	119,663
2.500%, 4/30/15	95,000	99,631
2.125%, 2/29/16	205,000	209,869
3.125%, 10/31/16	410,000	435,817
4.750%, 8/15/17	19,000	21,853
3.750%, 11/15/18	115,000	124,577
3.625%, 8/15/19	15,000	15,982
3.500%, 5/15/20	115,000	120,058
2.625%, 11/15/20	105,000	101,128

		2,152,109

Total Long-Term Debt Securities (24.5%) (Cost $2,435,048)		2,460,464

Total Investments (83.4%) (Cost $8,356,226)		8,366,456
Other Assets Less Liabilities (16.6%)		1,659,668

Net Assets (100%)		$10,026,124

*	Non-income producing.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	4	September-11	$488,762	$489,313	$551
2 Year U.S. Treasury Notes	3	September-11	657,145	658,031	886
Russell 2000 Mini Index	4	September-11	309,588	330,160	20,572

					$22,009

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$219,289	$—	$—	$219,289
Consumer Staples	217,145	—	—	217,145
Energy	258,163	—	—	258,163
Financials	307,278	—	—	307,278
Health Care	237,935	—	—	237,935
Industrials	229,177	—	—	229,177
Information Technology	362,653	—	—	362,653
Materials	73,636	—	—	73,636
Telecommunication Services	62,311	—	—	62,311
Utilities	68,551	—	—	68,551
Futures	22,009	—	—	22,009
Government Securities
Agency ABS	—	151,890	—	151,890
U.S. Government Agencies	—	156,465	—	156,465
U.S. Treasuries	—	2,152,109	—	2,152,109
Investment Companies
Exchange Traded Funds (ETFs)	3,869,854	—	—	3,869,854

Total Assets	$5,928,001	$2,460,464	$—	$8,388,465

Total Liabilities	$—	$—	$—	$—

Total	$5,928,001	$2,460,464	$—	$8,388,465

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts.	Receivables, Net Assets - Unrealized appreciation	$1,437
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	20,572
Commodity contracts	Receivables	—
Other contracts.	Receivables	—

Total		$22,009

Liability Derivatives
Interest rate contracts.	Payables, Net Assets - Unrealized appreciation	$—
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Payables	—
Other contracts.	Payables

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$56,565	$—	$—	$56,565
Foreign exchange contracts	—	—	(6,561)	—	(6,561)
Credit contracts	—	—	—	—	_
Equity contracts	—	(18,966)	—	—	(18,966)
Commodity contracts	—	—	—	—	_
Other contracts	—	—	—	—	_

Total	$—	$37,599	$(6,561)	$—	$31,038

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$1,437	$—	$—	$1,437
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	20,572	—	—	20,572
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$22,009	$—	$—	$22,009

The Portfolio held future contracts with an average notional balance of approximately $2,368,000 and forward foreign currency contracts with an average settlement value of approximately $646,000 during the six months ended June 30, 2011.

^ This Portfolio held foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,953,606
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,492,941

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,276
Aggregate gross unrealized depreciation	(99,046)

Net unrealized appreciation	$10,230

Federal income tax cost of investments	$8,356,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $8,356,226)	$8,366,456
Cash	1,572,957
Receivable for securities sold	149,830
Due from broker for futures variation margin	20,391
Dividends, interest and other receivables	19,380

Total assets	10,129,014

LIABILITIES
Payable for securities purchased	91,441
Distribution fees payable - Class IB	2,028
Administrative fees payable	583
Trustees’ fees payable	7
Payable to Separate Accounts for Trust shares redeemed	3
Accrued expenses	8,828

Total liabilities	102,890

NET ASSETS	$10,026,124

Net assets were comprised of:
Paid in capital	$10,067,362
Accumulated undistributed net investment income (loss)	(2,704)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(70,773)
Unrealized appreciation (depreciation) on investments and futures	32,239

Net assets	$10,026,124

Class IB
Net asset value, offering and redemption price per share, $10,026,124 / 1,006,766 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2011* (Unaudited)

INVESTMENT INCOME
Dividends	$32,358
Interest	8,048

Total income	40,406

EXPENSES
Investment management fees	26,946
Administrative fees	17,142
Professional fees	11,758
Custodian fees	10,443
Distribution fees - Class IB	8,982
Administration out of pocket	4,178
Printing and mailing expenses	1,387
Trustees’ fees	70
Miscellaneous	417

Gross expenses	81,323
Less: Waiver from investment advisor	(38,213)

Net expenses	43,110

NET INVESTMENT INCOME (LOSS)	(2,704)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(101,811)
Futures	37,599
Foreign currency transactions	(6,561)

Net realized gain (loss)	(70,773)

Change in unrealized appreciation (depreciation) on:
Securities	10,230
Futures	22,009

Net change in unrealized appreciation (depreciation)	32,239

NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,238)

*	The Portfolio commenced operations on February 18, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 18, 2011* to June 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,704)
Net realized gain (loss) on investments, futures and foreign currency transactions	(70,773)
Net change in unrealized appreciation (depreciation) on investments and futures	32,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,238)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,776 shares]	67,468
Capital shares repurchased [ (10) shares]	(106)

Total Class IB transactions	67,362

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,362

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,124
NET ASSETS:
Beginning of period	10,000,000

End of period (a)	$10,026,124

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,704)

* The Portfolio commenced operations on February 18, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 18, 2011* to June 30, 2011 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.04)

Total from investment operations	(0.04)

Net asset value, end of period	$9.96

Total return (b)	(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,026
Ratio of expenses to average net assets:
After waivers (a)	1.20%
Before waivers (a)	2.26%
Ratio of net investment income to average net assets:
After waivers (a)	(0.08)%
Before waivers (a)	(1.14)%
Portfolio turnover rate	46%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SMALL CAP  GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	21.1%
Industrials	19.6
Consumer Discretionary	14.8
Health Care	13.7
Financials	13.4
Energy	7.5
Materials	4.0
Consumer Staples	2.1
Utilities	1.6
Telecommunication Services	1.2
Investment Companies	0.0 #
Cash and Other	1.0

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,094.80	$4.41
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,093.50	5.71
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$535,998
Amerigon, Inc.*	19,800	344,124
Cooper Tire & Rubber Co.	42,100	833,159
Dana Holding Corp.*	105,000	1,921,500
Dorman Products, Inc.*	8,400	332,472
Drew Industries, Inc.	18,900	467,208
Exide Technologies, Inc.*	45,900	350,676
Fuel Systems Solutions, Inc.*	7,400	184,630
Modine Manufacturing Co.*	32,900	505,673
Shiloh Industries, Inc.	18,900	203,742
Stoneridge, Inc.*	20,900	308,066
Superior Industries International, Inc.	16,600	367,026
Tenneco, Inc.*	41,200	1,815,684
Tower International, Inc.*	13,700	242,353

		8,412,311

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	191,268

Distributors (0.8%)
Audiovox Corp., Class A*	24,200	182,952
Core-Mark Holding Co., Inc.*	6,900	246,330
LKQ Corp.*	486,600	12,695,394
Pool Corp.	32,700	974,787
Weyco Group, Inc.	7,300	179,580

		14,279,043

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	12,150	540,797
Archipelago Learning, Inc.*	22,600	222,836
Ascent Media Corp., Class A*	9,400	497,918
Bridgepoint Education, Inc.*	9,300	232,500
Cambium Learning Group, Inc.*	42,700	143,899
Capella Education Co.*	11,050	462,442
Coinstar, Inc.*	20,950	1,142,613
Corinthian Colleges, Inc.*	52,700	224,502
Grand Canyon Education, Inc.*	19,841	281,345
Hillenbrand, Inc.	45,000	1,064,250
K12, Inc.*	15,800	523,612
Lincoln Educational Services Corp.	24,000	411,600
Mac-Gray Corp.	11,700	180,765
Matthews International Corp., Class A	21,900	879,285
National American University Holdings, Inc.	22,200	208,902
Pre-Paid Legal Services, Inc.*	3,800	252,662
Regis Corp.	36,810	563,929
Sotheby’s, Inc.	48,200	2,096,700
Steiner Leisure Ltd.*	10,300	470,504
Stewart Enterprises, Inc., Class A	54,300	396,390
Strayer Education, Inc.	8,800	1,112,232
Universal Technical Institute, Inc.	13,200	260,964

		12,170,647

	Number of Shares	Value (Note 1)

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	19,000	$312,550
Ambassadors Group, Inc.	16,227	143,284
Ameristar Casinos, Inc.	23,100	547,701
Biglari Holdings, Inc.*	870	340,213
BJ’s Restaurants, Inc.*	15,200	795,872
Bob Evans Farms, Inc.	18,700	653,939
Boyd Gaming Corp.*	34,500	300,150
Bravo Brio Restaurant Group, Inc.*	13,900	339,577
Buffalo Wild Wings, Inc.*	12,800	848,768
California Pizza Kitchen, Inc.*	14,400	265,968
Caribou Coffee Co., Inc.*	18,900	250,236
CEC Entertainment, Inc.	15,400	617,694
Cheesecake Factory, Inc.*	40,500	1,270,485
Chipotle Mexican Grill, Inc.*	26,600	8,197,854
Churchill Downs, Inc.	7,300	329,084
Cracker Barrel Old Country Store, Inc.	15,500	764,305
Denny’s Corp.*	84,812	329,071
DineEquity, Inc.*	11,300	590,651
Domino’s Pizza, Inc.*	44,300	1,118,132
Einstein Noah Restaurant Group, Inc.	17,100	255,987
Gaylord Entertainment Co.*	339,690	10,190,700
International Speedway Corp., Class A	21,100	599,451
Interval Leisure Group, Inc.*	26,500	362,785
Isle of Capri Casinos, Inc.*	38,300	338,955
Jack in the Box, Inc.*	38,700	881,586
Krispy Kreme Doughnuts, Inc.*	54,300	516,393
Life Time Fitness, Inc.*	54,377	2,170,186
Marcus Corp.	17,900	176,852
Monarch Casino & Resort, Inc.*	17,700	184,788
Morgans Hotel Group Co.*	30,200	217,138
Orient-Express Hotels Ltd., Class A*	1,047,950	11,265,463
P.F. Chang’s China Bistro, Inc.	14,500	583,480
Panera Bread Co., Class A*	96,110	12,077,183
Papa John’s International, Inc.*	12,033	400,218
Peet’s Coffee & Tea, Inc.*	9,200	530,840
Pinnacle Entertainment, Inc.*	39,600	590,040
Red Robin Gourmet Burgers, Inc.*	9,600	349,248
Ruby Tuesday, Inc.*	43,700	471,086
Scientific Games Corp., Class A*	41,600	430,144
Shuffle Master, Inc.*	32,300	302,166
Six Flags Entertainment Corp.	25,583	958,083
Sonic Corp.*	37,500	398,625
Speedway Motorsports, Inc.	10,300	146,054
Texas Roadhouse, Inc.	39,300	689,125
Vail Resorts, Inc.	26,100	1,206,342

		64,308,452

Household Durables (0.9%)
American Greetings Corp., Class A	26,400	634,656
Beazer Homes USA, Inc.*	39,800	134,922
Blyth, Inc.	7,000	352,450
Cavco Industries, Inc.*	3,900	175,500
Ethan Allen Interiors, Inc.	14,900	317,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Helen of Troy Ltd.*	19,600	$676,788
Hovnanian Enterprises, Inc., Class A*	103,700	249,917
iRobot Corp.*	14,519	512,375
KB Home	55,200	539,856
La-Z-Boy, Inc.*	36,000	355,320
Libbey, Inc.*	14,100	228,702
Lifetime Brands, Inc.	12,300	144,402
M.D.C. Holdings, Inc.	26,900	662,816
M/I Homes, Inc.*	16,000	196,160
Meritage Homes Corp.*	20,100	453,456
Ryland Group, Inc.	24,800	409,944
Sealy Corp.*	62,900	159,137
Standard Pacific Corp.*	77,100	258,285
Tempur-Pedic International, Inc.*	155,630	10,554,827
Universal Electronics, Inc.*	8,600	217,236

		17,233,970

Internet & Catalog Retail (0.9%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	102,300
Blue Nile, Inc.*	8,700	382,626
HSN, Inc.*	26,600	875,672
Nutrisystem, Inc.	19,800	278,388
Orbitz Worldwide, Inc.*	152,000	378,480
Overstock.com, Inc.*	11,900	181,118
PetMed Express, Inc.	11,200	132,720
Shutterfly, Inc.*	226,267	12,992,251
U.S. Auto Parts Network, Inc.*	26,600	203,756

		15,527,311

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	20,500	275,315
Brunswick Corp.	63,700	1,299,480
Callaway Golf Co.	43,800	272,436
Eastman Kodak Co.*	179,600	642,968
JAKKS Pacific, Inc.*	18,700	344,267
Leapfrog Enterprises, Inc.*	38,800	163,736
Marine Products Corp.*	29,900	200,928
Smith & Wesson Holding Corp.*	74,800	224,400
Steinway Musical Instruments, Inc.*	10,700	274,883
Sturm Ruger & Co., Inc.	12,800	280,960

		3,979,373

Media (1.5%)
Arbitron, Inc.	17,800	735,674
Belo Corp., Class A*	57,600	433,728
Central European Media Enterprises Ltd., Class A*	26,300	519,425
Cinemark Holdings, Inc.	66,665	1,380,632
Crown Media Holdings, Inc., Class A*	193,500	369,585
Entercom Communications Corp., Class A*	19,100	165,788
Entravision Communications Corp., Class A*	70,200	129,870
EW Scripps Co., Class A*	23,100	223,377
Fisher Communications, Inc.*	10,330	308,041
Global Sources Ltd.*	25,400	233,426

	Number of Shares	Value (Note 1)

Harte-Hanks, Inc.	23,800	$193,256
Journal Communications, Inc., Class A*	40,100	207,317
Knology, Inc.*	22,900	340,065
LIN TV Corp., Class A*	88,700	431,969
Lions Gate Entertainment Corp.*	43,400	287,308
Live Nation Entertainment, Inc.*	101,925	1,169,080
Martha Stewart Living Omnimedia, Inc., Class A*	35,100	152,334
McClatchy Co., Class A*	41,900	117,739
MDC Partners, Inc., Class A	18,000	325,080
Meredith Corp.	26,100	812,493
National CineMedia, Inc.	695,430	11,759,721
New York Times Co., Class A*	98,400	858,048
Pandora Media, Inc.*	140,000	2,647,400
PRIMEDIA, Inc.	46,800	329,940
ReachLocal, Inc.*	12,800	266,624
Rentrak Corp.*	9,100	161,434
Scholastic Corp.	19,500	518,700
Sinclair Broadcast Group, Inc., Class A	32,800	360,144
Valassis Communications, Inc.*	34,500	1,045,350
Value Line, Inc.	6,000	80,460
Warner Music Group Corp.*	39,200	322,224
Westwood One, Inc.*	16,800	86,688
World Wrestling Entertainment, Inc., Class A	14,200	135,326

		27,108,246

Multiline Retail (0.8%)
99 Cents Only Stores*	31,000	627,440
Bon-Ton Stores, Inc.	21,000	204,120
Dollar Tree, Inc.*	182,385	12,150,489
Fred’s, Inc., Class A	25,800	372,294
Gordmans Stores, Inc.*	13,900	241,721
Saks, Inc.*	91,800	1,025,406
Tuesday Morning Corp.*	41,700	193,905

		14,815,375

Specialty Retail (4.2%)
Aeropostale, Inc.*	57,900	1,013,250
America’s Car-Mart, Inc.*	7,300	240,900
ANN, Inc.*	39,200	1,023,120
Asbury Automotive Group, Inc.*	26,300	487,339
Ascena Retail Group, Inc.*	45,095	1,535,485
Barnes & Noble, Inc.	24,600	407,868
bebe stores, Inc.	29,600	180,856
Big 5 Sporting Goods Corp.	17,350	136,371
Body Central Corp.*	15,100	355,303
Brown Shoe Co., Inc.	27,000	287,550
Buckle, Inc.	17,100	730,170
Build-A-Bear Workshop, Inc.*	2,900	18,879
Cabela’s, Inc.*	31,000	841,650
CarMax, Inc.*	338,930	11,208,415
Casual Male Retail Group, Inc.*	53,700	222,855
Cato Corp., Class A	17,800	512,640
Charming Shoppes, Inc.*	74,241	308,843
Children’s Place Retail Stores, Inc.*	18,345	816,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Christopher & Banks Corp.	26,600	$152,950
Citi Trends, Inc.*	8,400	126,672
Coldwater Creek, Inc.*	122,927	172,098
Collective Brands, Inc.*	46,800	687,492
Destination Maternity Corp.	15,000	299,700
Dick’s Sporting Goods, Inc.*	285,880	10,992,086
DSW, Inc., Class A*	10,005	506,353
Express, Inc.	39,700	865,460
Finish Line, Inc., Class A	32,500	695,500
Genesco, Inc.*	16,400	854,440
GNC Holdings, Inc., Class A*	16,400	357,684
Group 1 Automotive, Inc.	16,800	691,824
Haverty Furniture Cos., Inc.	12,400	142,724
hhgregg, Inc.*	18,100	242,540
Hibbett Sports, Inc.*	19,248	783,586
HOT Topic, Inc.	28,800	214,272
Jos. A. Bank Clothiers, Inc.*	19,800	990,198
Kirkland’s, Inc.*	33,400	401,468
Lithia Motors, Inc., Class A	17,900	351,377
Lumber Liquidators Holdings, Inc.*	12,300	312,420
MarineMax, Inc.*	26,200	229,512
Men’s Wearhouse, Inc.	34,900	1,176,130
Monro Muffler Brake, Inc.	19,950	743,935
New York & Co., Inc.*	62,600	309,870
Office Depot, Inc.*	199,200	840,624
OfficeMax, Inc.*	58,000	455,300
Pacific Sunwear of California, Inc.*	49,500	129,195
Penske Automotive Group, Inc.	28,300	643,542
PEP Boys-Manny, Moe & Jack	31,700	346,481
Pier 1 Imports, Inc.*	90,700	1,049,399
Rent-A-Center, Inc.	44,000	1,344,640
Rue21, Inc.*	9,400	305,500
Select Comfort Corp.*	34,900	627,502
Shoe Carnival, Inc.*	9,300	280,395
Sonic Automotive, Inc., Class A	27,100	397,015
Stage Stores, Inc.	26,700	448,560
Stein Mart, Inc.	18,500	178,340
Systemax, Inc.*	10,200	152,388
Talbots, Inc.*	44,895	149,949
Tractor Supply Co.	190,745	12,757,026
Ulta Salon Cosmetics & Fragrance, Inc.*	197,920	12,781,674
Vitamin Shoppe, Inc.*	17,800	814,528
West Marine, Inc.*	16,900	175,253
Wet Seal, Inc., Class A*	72,800	325,416
Winmark Corp.	5,600	242,648
Zumiez, Inc.*	16,356	408,409

		77,481,738

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	40,800	1,255,008
Cherokee, Inc.	10,800	185,328
Columbia Sportswear Co.	8,000	507,200
Crocs, Inc.*	61,700	1,588,775
G-III Apparel Group Ltd.*	9,900	341,352
Iconix Brand Group, Inc.*	52,300	1,265,660
Jones Group, Inc.	57,200	620,620
Kenneth Cole Productions, Inc., Class A*	14,600	182,354
K-Swiss, Inc., Class A*	17,700	188,151

	Number of Shares	Value (Note 1)

Liz Claiborne, Inc.*	63,700	$340,795
Maidenform Brands, Inc.*	12,300	340,218
Movado Group, Inc.	11,400	195,054
Oxford Industries, Inc.	8,000	270,080
Perry Ellis International, Inc.*	10,500	265,125
Quiksilver, Inc.*	97,100	456,370
Skechers U.S.A., Inc., Class A*	21,500	311,320
Steven Madden Ltd.*	25,875	970,571
Timberland Co., Class A*	26,419	1,135,225
True Religion Apparel, Inc.*	18,500	537,980
Unifi, Inc.*	31,433	433,775
Vera Bradley, Inc.*	14,249	544,312
Warnaco Group, Inc.*	29,700	1,551,825
Wolverine World Wide, Inc.	34,600	1,444,550

		14,931,648

Total Consumer Discretionary		270,439,382

Consumer Staples (2.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	546,560
Central European Distribution Corp.*	52,200	584,640
Coca-Cola Bottling Co. Consolidated	2,800	189,448
Heckmann Corp.*	53,600	323,744
National Beverage Corp.	12,800	187,520
Primo Water Corp.*	18,800	270,532

		2,102,444

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	498,550
Arden Group, Inc., Class A	3,222	296,488
Casey’s General Stores, Inc.	25,550	1,124,200
Fresh Market, Inc.*	20,163	779,905
Ingles Markets, Inc., Class A	8,500	140,675
Nash Finch Co.	8,600	307,966
Pantry, Inc.*	15,000	281,850
Pricesmart, Inc.	10,800	553,284
Rite Aid Corp.*	356,300	473,879
Ruddick Corp.	35,300	1,536,962
Spartan Stores, Inc.	10,300	201,159
Susser Holdings Corp.*	15,900	249,948
United Natural Foods, Inc.*	32,800	1,399,576
Village Super Market, Inc., Class A	7,400	205,054
Weis Markets, Inc.	7,400	301,402
Winn-Dixie Stores, Inc.*	33,700	284,765

		8,635,663

Food Products (1.1%)
Alico, Inc.	8,700	222,894
B&G Foods, Inc.	30,200	622,724
Calavo Growers, Inc.	7,600	160,056
Cal-Maine Foods, Inc.	9,100	290,836
Chiquita Brands International, Inc.*	28,100	365,862
Darling International, Inc.*	84,000	1,486,800
Diamond Foods, Inc.	15,800	1,206,172
Dole Food Co., Inc.*	23,177	313,353
Farmer Bros Co.	6,932	70,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Fresh Del Monte Produce, Inc.	24,600	$656,082
Green Mountain Coffee Roasters, Inc.*	89,725	8,008,854
Hain Celestial Group, Inc.*	27,243	908,826
Harbinger Group, Inc.*	48,400	295,724
Imperial Sugar Co.	11,200	224,000
J&J Snack Foods Corp.	9,000	448,650
Lancaster Colony Corp.	13,000	790,660
Lifeway Foods, Inc.*	35,800	400,244
Limoneira Co.	7,900	178,461
Pilgrim’s Pride Corp.*	31,100	168,251
Sanderson Farms, Inc.	13,600	649,808
Seneca Foods Corp., Class A*	6,000	153,480
Smart Balance, Inc.*	40,700	210,826
Snyders-Lance, Inc.	33,900	733,257
Tootsie Roll Industries, Inc.	16,056	469,799
TreeHouse Foods, Inc.*	25,000	1,365,250

		20,401,159

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	353,220
Spectrum Brands Holdings, Inc.*	11,600	371,200
WD-40 Co.	10,700	417,728

		1,142,148

Personal Products (0.2%)
Elizabeth Arden, Inc.*	13,200	383,196
Medifast, Inc.*	8,200	194,586
Nature’s Sunshine Products, Inc.*	17,400	338,952
Nu Skin Enterprises, Inc., Class A	39,300	1,475,715
Nutraceutical International Corp.*	15,200	233,776
Prestige Brands Holdings, Inc.*	36,100	463,524
Revlon, Inc., Class A*	17,700	297,360
Schiff Nutrition International, Inc.	33,510	374,977
Synutra International, Inc.*	26,993	265,071
USANA Health Sciences, Inc.*	5,200	162,656

		4,189,813

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	135,337
Star Scientific, Inc.*	78,400	352,800
Universal Corp.	17,400	655,458
Vector Group Ltd.	29,384	522,742

		1,666,337

Total Consumer Staples		38,137,564

Energy (7.5%)
Energy Equipment & Services (3.2%)
Basic Energy Services, Inc.*	19,500	613,665
Bristow Group, Inc.	25,801	1,316,367
Cal Dive International, Inc.*	60,200	359,996
Complete Production Services, Inc.*	365,740	12,201,086
Dawson Geophysical Co.*	6,300	215,145

	Number of Shares	Value (Note 1)

Dril-Quip, Inc.*	159,765	$10,836,860
Exterran Holdings, Inc.*	45,900	910,197
Global Geophysical Services, Inc.*	18,500	329,300
Global Industries Ltd.*	66,800	366,064
Gulf Island Fabrication, Inc.	8,000	258,240
Gulfmark Offshore, Inc., Class A*	14,200	627,498
Helix Energy Solutions Group, Inc.*	75,800	1,255,248
Hercules Offshore, Inc.*	82,500	454,575
Hornbeck Offshore Services, Inc.*	15,200	418,000
ION Geophysical Corp.*	81,200	768,152
Key Energy Services, Inc.*	90,900	1,636,200
Lufkin Industries, Inc.	20,600	1,772,630
Matrix Service Co.*	15,100	202,038
Natural Gas Services Group, Inc.*	9,600	155,136
Newpark Resources, Inc.*	56,300	510,641
Oceaneering International, Inc.	222,380	9,006,390
Oil States International, Inc.*	132,570	10,593,669
OYO Geospace Corp.*	4,000	400,000
Parker Drilling Co.*	77,700	454,545
PHI, Inc. (Non-Voting)*	10,200	221,646
Pioneer Drilling Co.*	38,100	580,644
RigNet, Inc.*	16,400	278,800
Tesco Corp.*	19,300	374,613
TETRA Technologies, Inc.*	50,400	641,592
Union Drilling, Inc.*	25,700	264,453
Vantage Drilling Co.*	102,100	185,822
Willbros Group, Inc.*	25,200	215,208

		58,424,420

Oil, Gas & Consumable Fuels (4.3%)
Abraxas Petroleum Corp.*	65,200	249,716
Alon USA Energy, Inc.	34,700	391,069
Amyris, Inc.*	12,700	356,743
Apco Oil and Gas International, Inc.	6,291	546,877
Approach Resources, Inc.*	11,600	262,972
ATP Oil & Gas Corp.*	25,300	387,343
Berry Petroleum Co., Class A	35,500	1,886,115
Bill Barrett Corp.*	33,000	1,529,550
BPZ Resources, Inc.*	59,700	195,816
Cabot Oil & Gas Corp.	189,140	12,541,873
Callon Petroleum Co.*	39,700	278,694
CAMAC Energy, Inc.*	174,900	232,617
Carrizo Oil & Gas, Inc.*	25,300	1,056,275
Cheniere Energy, Inc.*	50,300	460,748
Clayton Williams Energy, Inc.*	5,300	318,265
Clean Energy Fuels Corp.*	31,800	418,170
Cloud Peak Energy, Inc.*	43,706	930,938
Comstock Resources, Inc.*	34,200	984,618
Contango Oil & Gas Co.*	7,207	421,177
Crosstex Energy, Inc.	42,000	499,800
CVR Energy, Inc.*	63,000	1,551,060
Delek U.S. Holdings, Inc.	20,200	317,140
DHT Holdings, Inc.	68,500	262,355
Endeavour International Corp.*	19,100	287,837
Energy Partners Ltd.*	18,500	273,985
Energy XXI Bermuda Ltd.*	51,701	1,717,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Evolution Petroleum Corp.*	35,500	$252,050
Frontline Ltd.	37,000	545,380
FX Energy, Inc.*	51,600	453,048
Gastar Exploration Ltd.*	49,500	169,785
General Maritime Corp.	229,184	309,398
GeoResources, Inc.*	12,700	285,623
Gevo, Inc.*	15,800	248,534
GMX Resources, Inc.*	53,100	236,295
Golar LNG Ltd.	26,300	917,607
Goodrich Petroleum Corp.*	14,800	272,468
Green Plains Renewable Energy, Inc.*	14,500	156,455
Gulfport Energy Corp.*	27,900	828,351
Hallador Energy Co.	16,800	161,112
Harvest Natural Resources, Inc.*	23,900	263,617
Houston American Energy Corp.	14,800	268,324
Hyperdynamics Corp.*	111,600	479,880
James River Coal Co.*	25,400	528,828
Knightsbridge Tankers Ltd.	16,700	367,901
Kodiak Oil & Gas Corp.*	125,100	721,827
L&L Energy, Inc.*	18,800	96,444
Magnum Hunter Resources Corp.*	70,200	474,552
McMoRan Exploration Co.*	66,300	1,225,224
Miller Energy Resources, Inc.*	42,000	268,800
Nordic American Tanker Shipping Ltd.	31,000	704,940
Northern Oil and Gas, Inc.*	45,300	1,003,395
Oasis Petroleum, Inc.*	166,900	4,953,592
Overseas Shipholding Group, Inc.	16,300	439,122
Panhandle Oil and Gas, Inc., Class A	5,800	171,042
Patriot Coal Corp.*	65,500	1,458,030
Penn Virginia Corp.	27,500	363,275
Petroleum Development Corp.*	16,200	484,542
PetroQuest Energy, Inc.*	38,600	270,972
Rentech, Inc.*	190,700	202,142
Resolute Energy Corp.*	564,580	9,123,613
REX American Resources Corp.*	13,400	222,440
Rex Energy Corp.*	27,200	279,344
Rosetta Resources, Inc.*	37,100	1,912,134
Scorpio Tankers, Inc.*	17,000	169,830
SemGroup Corp., Class A*	29,800	764,966
Ship Finance International Ltd.	27,200	490,144
SM Energy Co.	140,781	10,344,588
Solazyme, Inc.*	11,800	271,046
Stone Energy Corp.*	32,600	990,714
Swift Energy Co.*	29,100	1,084,557
Targa Resources Corp.	11,894	397,973
Teekay Tankers Ltd., Class A	19,500	183,300
Triangle Petroleum Corp.*	42,500	274,550
Uranerz Energy Corp.*	92,400	279,048
Uranium Energy Corp.*	62,700	191,862
USEC, Inc.*	71,800	239,812
VAALCO Energy, Inc.*	27,900	167,958
Venoco, Inc.*	15,900	202,566
W&T Offshore, Inc.	22,700	592,924

	Number of Shares	Value (Note 1)

Warren Resources, Inc.*	62,500	$238,125
Western Refining, Inc.*	50,200	907,114
Westmoreland Coal Co.*	14,000	248,500
World Fuel Services Corp.	50,800	1,825,244

		79,344,167

Total Energy		137,768,587

Financials (13.4%)
Capital Markets (3.2%)
Affiliated Managers Group, Inc.*	92,180	9,351,661
Apollo Investment Corp.	136,690	1,395,605
Arlington Asset Investment Corp., Class A	10,000	313,900
Artio Global Investors, Inc.	17,836	201,547
BGC Partners, Inc., Class A	47,440	366,711
BlackRock Kelso Capital Corp.	48,960	439,171
Calamos Asset Management, Inc., Class A	14,700	213,444
Capital Southwest Corp.	2,507	231,321
Cohen & Steers, Inc.	10,866	360,208
Cowen Group, Inc., Class A*	81,125	305,031
Diamond Hill Investment Group, Inc.	1,900	154,451
Duff & Phelps Corp., Class A	17,450	223,883
Edelman Financial Group, Inc.	47,542	375,106
Epoch Holding Corp.	17,300	308,805
Evercore Partners, Inc., Class A	14,100	469,812
FBR & Co.*	48,000	163,200
Fifth Street Finance Corp.	46,950	544,620
Financial Engines, Inc.*	27,500	712,800
GAMCO Investors, Inc., Class A	4,530	209,694
GFI Group, Inc.	42,981	197,283
Gladstone Capital Corp.	14,300	132,132
Gladstone Investment Corp.	14,040	100,246
Gleacher & Co., Inc.*	89,770	183,131
Golub Capital BDC, Inc.	13,300	198,569
Greenhill & Co., Inc.	102,820	5,533,772
Harris & Harris Group, Inc.*	19,620	100,651
Hercules Technology Growth Capital, Inc.	24,307	255,710
HFF, Inc., Class A*	12,600	190,134
ICG Group, Inc.*	22,000	269,060
Investment Technology Group, Inc.*	27,900	391,158
JMP Group, Inc.	9,300	65,379
KBW, Inc.	268,291	5,017,042
Knight Capital Group, Inc., Class A*	71,744	790,619
Ladenburg Thalmann Financial Services, Inc.*	128,800	177,744
Lazard Ltd., Class A	298,070	11,058,397
Main Street Capital Corp.	19,030	360,618
MCG Capital Corp.	41,570	252,746
Medallion Financial Corp.	15,894	154,966
Medley Capital Corp.	22,200	260,628
MF Global Holdings Ltd.*	117,600	910,224
MVC Capital, Inc.	13,400	177,282
NGP Capital Resources Co.	28,200	231,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Oppenheimer Holdings, Inc., Class A	7,900	$222,859
optionsXpress Holdings, Inc.	26,900	448,692
PennantPark Investment Corp.	31,305	350,929
Piper Jaffray Cos., Inc.*	11,800	339,958
Prospect Capital Corp.	63,461	641,591
Pzena Investment Management, Inc., Class A	27,600	156,768
Safeguard Scientifics, Inc.*	12,930	244,118
Solar Capital Ltd.	26,200	646,878
Stifel Financial Corp.*	299,999	10,757,964
SWS Group, Inc.	26,840	160,772
TICC Capital Corp.	16,910	162,336
Triangle Capital Corp.	12,200	225,212
Virtus Investment Partners, Inc.*	3,495	212,146
Westwood Holdings Group, Inc.	11,060	421,386

		58,341,310

Commercial Banks (3.7%)
1st Source Corp.	9,550	198,067
1st United Bancorp, Inc.*	23,400	145,548
Alliance Financial Corp./New York	2,610	79,683
Ameris Bancorp*	32,282	286,341
Ames National Corp.	13,560	246,250
Arrow Financial Corp.	6,365	155,752
BancFirst Corp.	10,400	401,440
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	301,714
Bancorp Rhode Island, Inc.	8,400	380,688
Bancorp, Inc./Delaware*	26,000	271,700
BancorpSouth, Inc.	59,900	743,359
Bank of Kentucky Financial Corp.	10,100	224,927
Bank of Marin Bancorp/California	6,690	236,625
Bank of the Ozarks, Inc.	8,280	431,057
Banner Corp.	14,200	248,500
Boston Private Financial Holdings, Inc.	43,110	283,664
Bridge Bancorp, Inc.	5,500	117,040
Bryn Mawr Bank Corp.	13,472	272,808
Camden National Corp.	4,850	159,129
Capital Bank Corp.*	73,400	256,166
Capital City Bank Group, Inc.	27,400	281,124
Cardinal Financial Corp.	18,250	199,838
Cascade Bancorp*	28,500	287,850
Cathay General Bancorp	50,401	826,072
Center Financial Corp.*	36,400	231,140
Centerstate Banks, Inc.	43,838	303,359
Central Pacific Financial Corp.*	19,100	267,400
Chemical Financial Corp.	15,100	283,276
Citizens & Northern Corp.	20,100	302,907
City Holding Co.	10,500	346,815
CNB Financial Corp./Pennsylvania	5,490	76,256
CoBiz Financial, Inc.	44,635	291,913
Columbia Banking System, Inc.	24,900	428,778
Community Bank System, Inc.	24,776	614,197
Community Trust Bancorp, Inc.	10,100	279,972

	Number of Shares	Value (Note 1)

CVB Financial Corp.	54,800	$506,900
Eagle Bancorp, Inc.*	23,711	315,356
Enterprise Financial Services Corp.	13,090	177,108
F.N.B. Corp./Pennsylvania	86,700	897,345
Financial Institutions, Inc.	16,700	274,214
First Bancorp, Inc./Maine	5,540	82,324
First Bancorp/North Carolina	15,600	159,744
First Busey Corp.	48,320	255,613
First Commonwealth Financial Corp.	60,100	344,974
First Community Bancshares, Inc./Virginia	24,928	348,992
First Financial Bancorp	36,760	613,524
First Financial Bankshares, Inc.	20,250	697,613
First Financial Corp./Indiana	7,900	258,646
First Interstate Bancsystem, Inc.	12,300	181,302
First Merchants Corp.	18,600	166,284
First Midwest Bancorp, Inc./Illinois	47,300	581,317
First of Long Island Corp.	10,300	287,267
FirstMerit Corp.	74,540	1,230,655
German American Bancorp, Inc.	9,600	159,168
Glacier Bancorp, Inc.	45,730	616,441
Great Southern Bancorp, Inc.	7,500	142,125
Hampton Roads Bankshares, Inc.*	14,700	145,530
Hancock Holding Co.	50,890	1,576,572
Hanmi Financial Corp.*	141,100	150,977
Heartland Financial USA, Inc.	23,200	337,560
Heritage Financial Corp./Washington	18,440	238,429
Home Bancshares, Inc./Arkansas	12,247	289,519
Hudson Valley Holding Corp.	8,800	169,928
IBERIABANK Corp.	192,072	11,071,030
Independent Bank Corp./Massachusetts	13,600	357,000
International Bancshares Corp.	33,400	558,782
Investors Bancorp, Inc.*	32,200	457,240
Lakeland Bancorp, Inc.	24,119	240,708
Lakeland Financial Corp.	10,070	224,158
MainSource Financial Group, Inc.	35,300	292,990
MB Financial, Inc.	37,500	721,500
Merchants Bancshares, Inc.	3,050	74,634
Metro Bancorp, Inc.*	20,050	228,971
Nara Bancorp, Inc.*	20,100	163,413
National Bankshares, Inc./Virginia	5,800	145,232
National Penn Bancshares, Inc.	80,100	635,193
NBT Bancorp, Inc.	22,900	506,777
Northfield Bancorp, Inc./New Jersey	13,300	186,998
Old National Bancorp/Indiana	66,280	715,824
OmniAmerican Bancorp, Inc.*	20,876	312,514
Oriental Financial Group, Inc.	33,400	430,526
Orrstown Financial Services, Inc.	11,800	310,458
Pacific Capital Bancorp N.A.*	8,400	267,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pacific Continental Corp.	16,800	$153,720
PacWest Bancorp	18,400	378,488
Park National Corp.	8,850	582,861
Penns Woods Bancorp, Inc.	2,440	83,838
Peoples Bancorp, Inc./Ohio	18,500	208,495
Pinnacle Financial Partners, Inc.*	21,281	331,132
PrivateBancorp, Inc.	34,018	469,448
Prosperity Bancshares, Inc.	32,450	1,421,959
Renasant Corp.	13,400	194,166
Republic Bancorp, Inc./Kentucky, Class A	13,660	271,834
S&T Bancorp, Inc.	14,961	278,125
Sandy Spring Bancorp, Inc.	15,310	275,427
SCBT Financial Corp.	8,200	235,176
Sierra Bancorp	6,500	73,580
Signature Bank/New York*	109,900	6,286,280
Simmons First National Corp., Class A	10,620	272,509
Southside Bancshares, Inc.	9,206	182,747
Southwest Bancorp, Inc./Oklahoma*	24,000	234,960
State Bancorp, Inc./New York	13,500	180,090
State Bank Financial Corp.*	22,700	371,599
StellarOne Corp.	14,440	174,868
Sterling Bancorp/New York	17,000	161,330
Sterling Bancshares, Inc./Texas	65,220	532,195
Sterling Financial Corp./Washington*	19,200	308,544
Suffolk Bancorp	60	838
Sun Bancorp, Inc./New Jersey*	77,600	283,240
Susquehanna Bancshares, Inc.	83,203	665,624
SVB Financial Group*	28,927	1,727,231
SY Bancorp, Inc.	6,300	146,475
Taylor Capital Group, Inc.*	13,900	113,424
Texas Capital Bancshares, Inc.*	22,650	585,050
Tompkins Financial Corp.	6,051	237,441
Tower Bancorp, Inc.	11,330	310,442
TowneBank/Virginia	14,790	197,890
Trico Bancshares	28,250	412,450
Trustmark Corp.	45,220	1,058,600
UMB Financial Corp.	22,460	940,625
Umpqua Holdings Corp.	81,090	938,211
Union First Market Bankshares Corp.	16,450	200,361
United Bankshares, Inc.	31,280	765,734
Univest Corp. of Pennsylvania	10,447	163,287
Virginia Commerce Bancorp, Inc.*	27,800	164,298
Washington Banking Co.	29,330	387,743
Washington Trust Bancorp, Inc.	10,300	236,591
Webster Financial Corp.	49,800	1,046,796
WesBanco, Inc.	16,600	326,356
West Bancorp, Inc.	9,900	87,219
West Coast Bancorp/Oregon*	13,280	222,573
Westamerica Bancorp	19,100	940,675
Western Alliance Bancorp*	44,400	315,240
Wilshire Bancorp, Inc.*	50,100	147,294
Wintrust Financial Corp.	23,870	768,137

		66,620,982

	Number of Shares	Value (Note 1)

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	29,170	$200,981
Cash America International, Inc.	20,920	1,210,640
Credit Acceptance Corp.*	5,000	422,350
Dollar Financial Corp.*	30,350	657,078
EZCORP, Inc., Class A*	30,300	1,077,923
First Cash Financial Services, Inc.*	19,900	835,601
First Marblehead Corp.*	127,370	225,445
Imperial Holdings, Inc.*	26,400	268,224
Nelnet, Inc., Class A	16,850	371,711
Netspend Holdings, Inc.*	21,566	215,660
World Acceptance Corp.*	10,320	676,682

		6,162,295

Diversified Financial Services (0.2%)
Compass Diversified Holdings	25,830	425,937
Encore Capital Group, Inc.*	8,450	259,584
Gain Capital Holdings, Inc.*	38,900	264,909
MarketAxess Holdings, Inc.	20,100	503,706
NewStar Financial, Inc.*	17,600	187,968
PHH Corp.*	36,400	746,928
PICO Holdings, Inc.*	14,400	417,600
Portfolio Recovery Associates, Inc.*	12,020	1,019,176
Primus Guaranty Ltd.*	47,900	251,475

		4,077,283

Insurance (1.2%)
Alterra Capital Holdings Ltd.	67,400	1,503,020
American Equity Investment Life Holding Co.	36,980	470,016
American Safety Insurance Holdings Ltd.*	7,900	151,206
AMERISAFE, Inc.*	11,990	271,214
Amtrust Financial Services, Inc.	14,800	337,144
Argo Group International Holdings Ltd.	19,900	591,428
Baldwin & Lyons, Inc., Class B	6,487	150,304
Citizens, Inc./Texas*	36,500	248,930
CNO Financial Group, Inc.*	161,400	1,276,674
Crawford & Co., Class B	41,181	291,150
Delphi Financial Group, Inc., Class A	32,805	958,234
Donegal Group, Inc., Class A	11,200	143,360
eHealth, Inc.*	16,600	221,776
EMC Insurance Group, Inc.	11,712	223,699
Employers Holdings, Inc.	30,900	518,193
Enstar Group Ltd.*	4,450	464,980
FBL Financial Group, Inc., Class A	8,200	263,630
First American Financial Corp.	74,700	1,169,055
Flagstone Reinsurance Holdings S.A.	33,774	284,715
FPIC Insurance Group, Inc.*	5,700	237,576
Global Indemnity plc*	11,550	256,179
Greenlight Capital Reinsurance Ltd., Class A*	16,866	443,407
Hallmark Financial Services*	18,200	143,234
Harleysville Group, Inc.	8,800	274,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hilltop Holdings, Inc.*	24,641	$217,826
Horace Mann Educators Corp.	24,910	388,845
Infinity Property & Casualty Corp.	9,300	508,338
Kansas City Life Insurance Co.	9,090	283,154
Maiden Holdings Ltd.	31,730	288,743
Meadowbrook Insurance Group, Inc.	38,500	381,535
Montpelier Reinsurance Holdings Ltd.	45,200	813,600
National Financial Partners Corp.*	26,165	301,944
National Interstate Corp.	13,380	306,402
National Western Life Insurance Co., Class A	1,430	228,042
Navigators Group, Inc.*	7,600	357,200
OneBeacon Insurance Group Ltd., Class A	19,500	261,105
Phoenix Cos., Inc.*	69,800	171,708
Platinum Underwriters Holdings Ltd.	28,380	943,351
Presidential Life Corp.	30,140	314,662
Primerica, Inc.	24,400	536,068
ProAssurance Corp.*	22,600	1,582,000
RLI Corp.	12,000	743,040
Safety Insurance Group, Inc.	8,350	351,034
SeaBright Holdings, Inc.	13,790	136,521
Selective Insurance Group, Inc.	33,590	546,509
State Auto Financial Corp.	9,100	158,613
Stewart Information Services Corp.	18,800	188,564
Symetra Financial Corp.	48,500	651,355
Tower Group, Inc.	27,126	646,141
United Fire & Casualty Co.	14,600	253,602
Universal Insurance Holdings, Inc.	44,300	206,881

		22,660,203

Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	25,986	528,295
Agree Realty Corp. (REIT)	7,178	160,285
Alexander’s, Inc. (REIT)	1,300	516,100
American Assets Trust, Inc. (REIT)	23,296	522,995
American Campus Communities, Inc. (REIT)	48,721	1,730,570
Anworth Mortgage Asset Corp. (REIT)	89,600	672,896
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	308,859
ARMOUR Residential REIT, Inc.	35,400	260,190
Ashford Hospitality Trust, Inc. (REIT)	28,450	354,202
Associated Estates Realty Corp. (REIT)	28,500	463,125
BioMed Realty Trust, Inc. (REIT)	89,500	1,721,980
Campus Crest Communities, Inc. (REIT)	21,164	273,862
CapLease, Inc. (REIT)	32,770	160,901

	Number of Shares	Value (Note 1)

Capstead Mortgage Corp. (REIT)	55,110	$738,474
CBL & Associates Properties, Inc. (REIT)	106,460	1,930,120
Cedar Shopping Centers, Inc. (REIT)	28,700	147,805
Chatham Lodging Trust (REIT)	15,100	243,261
Chesapeake Lodging Trust (REIT)	16,970	289,508
Cogdell Spencer, Inc. (REIT)	19,070	114,229
Colonial Properties Trust (REIT)	59,100	1,205,640
Colony Financial, Inc. (REIT)	23,434	423,452
Coresite Realty Corp. (REIT)	17,800	291,920
Cousins Properties, Inc. (REIT)	63,102	538,891
CreXus Investment Corp. (REIT)	36,772	408,537
Cypress Sharpridge Investments, Inc. (REIT)	59,300	759,633
DCT Industrial Trust, Inc. (REIT)	172,900	904,267
DiamondRock Hospitality Co. (REIT)	116,408	1,249,058
DuPont Fabros Technology, Inc. (REIT)	42,210	1,063,692
Dynex Capital, Inc. (REIT)	27,130	262,618
EastGroup Properties, Inc. (REIT)	19,080	811,091
Education Realty Trust, Inc. (REIT)	51,100	437,927
Entertainment Properties Trust (REIT)	31,778	1,484,033
Equity Lifestyle Properties, Inc. (REIT)	18,800	1,173,872
Equity One, Inc. (REIT)	31,600	589,024
Excel Trust, Inc. (REIT)	14,300	157,729
Extra Space Storage, Inc. (REIT)	62,730	1,338,031
FelCor Lodging Trust, Inc. (REIT)*	88,640	472,451
First Industrial Realty Trust, Inc. (REIT)*	56,000	641,200
First Potomac Realty Trust (REIT)	34,657	530,599
Franklin Street Properties Corp. (REIT)	48,980	632,332
Getty Realty Corp. (REIT)	16,420	414,277
Gladstone Commercial Corp. (REIT)	20,250	350,933
Glimcher Realty Trust (REIT)	71,130	675,735
Government Properties Income Trust (REIT)	18,650	503,923
Hatteras Financial Corp. (REIT)	52,587	1,484,531
Healthcare Realty Trust, Inc. (REIT)	51,500	1,062,445
Hersha Hospitality Trust (REIT)	95,329	530,983
Highwoods Properties, Inc. (REIT)	50,700	1,679,691
Home Properties, Inc. (REIT)	28,040	1,707,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hudson Pacific Properties, Inc. (REIT)	13,700	$212,761
Inland Real Estate Corp. (REIT)	47,500	419,425
Invesco Mortgage Capital, Inc. (REIT)	51,929	1,097,260
Investors Real Estate Trust (REIT)	55,920	484,267
iStar Financial, Inc. (REIT)*	66,700	540,937
Kilroy Realty Corp. (REIT)	41,600	1,642,784
Kite Realty Group Trust (REIT)	29,430	146,561
LaSalle Hotel Properties (REIT)	60,550	1,594,887
Lexington Realty Trust (REIT)	80,945	739,028
LTC Properties, Inc. (REIT)	21,800	606,476
Medical Properties Trust, Inc. (REIT)	78,758	905,717
MFA Financial, Inc. (REIT)	250,907	2,017,292
Mid-America Apartment Communities, Inc. (REIT)	25,650	1,730,606
Mission West Properties, Inc. (REIT)	18,245	160,191
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	291,635
MPG Office Trust, Inc. (REIT)*	63,100	180,466
National Health Investors, Inc. (REIT)	17,400	773,082
National Retail Properties, Inc. (REIT)	55,750	1,366,432
Newcastle Investment Corp. (REIT)	67,000	387,260
NorthStar Realty Finance Corp. (REIT)	67,880	273,556
Omega Healthcare Investors, Inc. (REIT)	68,330	1,435,613
One Liberty Properties, Inc. (REIT)	11,800	182,192
Parkway Properties, Inc./Maryland (REIT)	14,169	241,723
Pebblebrook Hotel Trust (REIT)	33,628	678,949
Pennsylvania Real Estate Investment Trust (REIT)	39,160	614,812
PennyMac Mortgage Investment Trust (REIT)	18,600	308,202
Post Properties, Inc. (REIT)	34,300	1,398,068
Potlatch Corp. (REIT)	26,100	920,547
PS Business Parks, Inc. (REIT)	13,120	722,912
RAIT Financial Trust (REIT)*	194,800	409,080
Ramco-Gershenson Properties Trust (REIT)	26,860	332,527
Redwood Trust, Inc. (REIT)	51,900	784,728
Resource Capital Corp. (REIT)	43,950	277,764
Retail Opportunity Investments Corp. (REIT)	26,700	287,292
RLJ Lodging Trust (REIT)	19,800	343,926
Sabra Healthcare REIT, Inc. (REIT)	16,900	282,399
Saul Centers, Inc. (REIT)	4,450	175,197
Sovran Self Storage, Inc. (REIT)	19,520	800,320

	Number of Shares	Value (Note 1)

STAG Industrial, Inc. (REIT)	21,100	$258,475
Strategic Hotels & Resorts, Inc. (REIT)*	125,472	888,342
Summit Hotel Properties, Inc. (REIT)	31,724	360,067
Sun Communities, Inc. (REIT)	13,440	501,446
Sunstone Hotel Investors, Inc. (REIT)*	81,863	758,870
Tanger Factory Outlet Centers (REIT)	56,200	1,504,474
Terreno Realty Corp. (REIT)	5,560	94,576
Two Harbors Investment Corp. (REIT)	64,100	689,075
Universal Health Realty Income Trust (REIT)	7,050	281,859
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	234,887
U-Store-It Trust (REIT)	62,550	658,026
Walter Investment Management Corp. (REIT)	14,640	324,862
Washington Real Estate Investment Trust (REIT)	44,800	1,456,896
Winthrop Realty Trust (REIT)	19,700	235,218

		68,937,194

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	13,000	197,730
Consolidated-Tomoka Land Co.	9,300	265,980
Forestar Group, Inc.*	24,000	394,320
Kennedy-Wilson Holdings, Inc.	17,600	215,600
Tejon Ranch Co.*	7,900	269,390

		1,343,020

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	13,900	144,977
Astoria Financial Corp.	57,300	732,867
Bank Mutual Corp.	31,300	114,871
BankFinancial Corp.	17,900	151,613
BankUnited, Inc.	198,497	5,268,110
Beneficial Mutual Bancorp, Inc.*	20,770	170,626
Berkshire Hills Bancorp, Inc.	9,200	205,988
Brookline Bancorp, Inc.	37,534	347,940
Charter Financial Corp.	25,400	251,460
Clifton Savings Bancorp, Inc.	20,500	226,320
Dime Community Bancshares, Inc.	16,700	242,818
Doral Financial Corp.*	159,400	312,424
ESB Financial Corp.	12,120	156,590
ESSA Bancorp, Inc.	13,300	165,186
Farmer Mac, Class C	13,600	300,832
First Financial Holdings, Inc.	31,210	279,954
Flagstar Bancorp, Inc.*	113,800	135,422
Flushing Financial Corp.	19,150	248,950
Fox Chase Bancorp, Inc.	19,900	269,645
Home Federal Bancorp, Inc./Idaho	24,061	264,430
Kearny Financial Corp.	32,607	297,050
Meridian Interstate Bancorp, Inc.*	22,300	305,287
MGIC Investment Corp.*	139,751	831,519
Northwest Bancshares, Inc.	78,390	986,146

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

OceanFirst Financial Corp.	19,687	$254,947
Ocwen Financial Corp.*	47,400	604,824
Oritani Financial Corp.	39,194	501,291
PMI Group, Inc.*	315,664	337,761
Provident Financial Services, Inc.	36,100	516,952
Provident New York Bancorp	18,900	158,004
Radian Group, Inc.	83,766	354,330
Rockville Financial, Inc.	22,598	223,720
Roma Financial Corp.	16,500	173,250
Territorial Bancorp, Inc.	9,900	205,128
TrustCo Bank Corp./New York	50,000	245,000
United Financial Bancorp, Inc.	11,100	171,273
ViewPoint Financial Group	22,130	305,394
Walker & Dunlop, Inc.*	10,500	139,650
Westfield Financial, Inc.	19,840	161,101
WSFS Financial Corp.	3,900	154,635

		16,918,285

Total Financials		245,060,572

Health Care (13.7%)
Biotechnology (4.7%)
Achillion Pharmaceuticals, Inc.*	42,300	314,712
Acorda Therapeutics, Inc.*	28,100	907,911
Affymax, Inc.*	49,700	341,439
Alexion Pharmaceuticals, Inc.*	187,580	8,821,887
Alkermes, Inc.*	62,000	1,153,200
Allos Therapeutics, Inc.*	118,200	252,948
Alnylam Pharmaceuticals, Inc.*	20,900	195,833
AMAG Pharmaceuticals, Inc.*	13,853	260,436
Amarin Corp. plc (ADR)*	455,600	6,592,532
Anacor Pharmaceuticals, Inc.*	37,300	240,958
Anthera Pharmaceuticals, Inc.*	51,978	424,660
Ardea Biosciences, Inc.*	8,100	206,226
Arena Pharmaceuticals, Inc.*	75,100	102,136
ARIAD Pharmaceuticals, Inc.*	88,000	997,040
ArQule, Inc.*	30,200	188,750
Array BioPharma, Inc.*	92,500	207,200
AVEO Pharmaceuticals, Inc.*	175,773	3,622,682
AVI BioPharma, Inc.*	107,900	154,297
BioCryst Pharmaceuticals, Inc.*	56,500	215,830
BioMimetic Therapeutics, Inc.*	31,000	158,720
BioSante Pharmaceuticals, Inc.*	103,100	283,525
Biotime, Inc.*	27,400	140,562
Cell Therapeutics, Inc.*	130,800	206,010
Celldex Therapeutics, Inc.*	12,900	45,795
Cepheid, Inc.*	338,181	11,714,590
Chelsea Therapeutics International Ltd.*	38,800	197,880
Codexis, Inc.*	21,866	210,570
Cornerstone Therapeutics, Inc.*	12,900	115,584
Cubist Pharmaceuticals, Inc.*	42,000	1,511,580
Curis, Inc.*	78,400	280,672
Cytori Therapeutics, Inc.*	28,800	137,952
Dyax Corp.*	129,700	256,806
Dynavax Technologies Corp.*	93,600	257,400
Emergent Biosolutions, Inc.*	17,500	394,625
Enzon Pharmaceuticals, Inc.*	37,800	379,890
Exact Sciences Corp.*	28,700	246,820
Exelixis, Inc.*	90,800	813,568
Genomic Health, Inc.*	10,000	279,100

	Number of Shares	Value (Note 1)

Geron Corp.*	85,000	$340,850
GTx, Inc.*	44,200	211,718
Halozyme Therapeutics, Inc.*	39,500	272,945
Human Genome Sciences, Inc.*	241,788	5,933,478
Idenix Pharmaceuticals, Inc.*	47,200	236,000
Immunogen, Inc.*	44,800	546,112
Immunomedics, Inc.*	58,400	237,688
Incyte Corp.*	244,795	4,636,417
Inhibitex, Inc.*	68,700	269,304
Insmed, Inc.*	21,600	258,984
InterMune, Inc.*	194,100	6,958,485
Ironwood Pharmaceuticals, Inc.*	220,370	3,464,216
Isis Pharmaceuticals, Inc.*	59,600	545,936
Keryx Biopharmaceuticals, Inc.*	47,100	222,783
Lexicon Pharmaceuticals, Inc.*	224,300	394,768
Ligand Pharmaceuticals, Inc., Class B*	12,650	151,168
MannKind Corp.*	103,055	391,609
Maxygen, Inc.	18,000	98,460
Medivation, Inc.*	24,400	522,892
Metabolix, Inc.*	35,400	252,756
Micromet, Inc.*	51,700	296,758
Momenta Pharmaceuticals, Inc.*	33,100	644,126
Nabi Biopharmaceuticals*	33,400	179,692
Neurocrine Biosciences, Inc.*	43,100	346,955
Novavax, Inc.*	60,400	122,008
NPS Pharmaceuticals, Inc.*	61,200	578,340
Nymox Pharmaceutical Corp.*	30,400	253,840
Oncothyreon, Inc.*	30,300	278,457
Onyx Pharmaceuticals, Inc.*	45,400	1,602,620
Opko Health, Inc.*	73,800	272,322
Orexigen Therapeutics, Inc.*	27,500	43,725
Osiris Therapeutics, Inc.*	32,000	247,680
PDL BioPharma, Inc.	101,200	594,044
Pharmacyclics, Inc.*	28,700	299,628
Pharmasset, Inc.*	35,462	3,978,836
Progenics Pharmaceuticals, Inc.*	33,600	241,248
Rigel Pharmaceuticals, Inc.*	49,200	451,164
Sangamo BioSciences, Inc.*	29,300	172,577
Savient Pharmaceuticals, Inc.*	45,800	343,042
Sciclone Pharmaceuticals, Inc.*	59,900	361,796
Seattle Genetics, Inc.*	65,900	1,352,268
SIGA Technologies, Inc.*	19,900	193,826
Spectrum Pharmaceuticals, Inc.*	37,400	346,511
Synta Pharmaceuticals Corp.*	47,400	238,422
Targacept, Inc.*	15,200	320,264
Theravance, Inc.*	44,500	988,345
United Therapeutics Corp.*	25,070	1,381,357
Vanda Pharmaceuticals, Inc.*	54,300	387,702
Vical, Inc.*	58,300	240,196
Zalicus, Inc.*	96,700	230,146
ZIOPHARM Oncology, Inc.*	54,200	331,704

		86,098,494

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*	14,700	400,575
ABIOMED, Inc.*	17,100	277,020
Accuray, Inc.*	48,667	389,823
Align Technology, Inc.*	39,300	896,040
Alimera Sciences, Inc.*	20,000	163,000
Alphatec Holdings, Inc.*	77,000	267,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Analogic Corp.	8,700	$457,533
AngioDynamics, Inc.*	11,400	162,222
ArthroCare Corp.*	17,200	575,684
Atrion Corp.	1,200	237,360
Cantel Medical Corp.	10,300	277,173
Conceptus, Inc.*	19,600	228,732
CONMED Corp.*	18,600	529,728
CryoLife, Inc.*	17,100	95,760
Cyberonics, Inc.*	18,300	511,485
Delcath Systems, Inc.*	21,000	108,360
DexCom, Inc.*	47,700	691,173
DynaVox, Inc., Class A*	36,500	277,400
Endologix, Inc.*	46,600	433,380
Exactech, Inc.*	21,400	385,414
Greatbatch, Inc.*	15,100	404,982
Haemonetics Corp.*	16,500	1,062,105
HeartWare International, Inc.*	8,600	637,088
ICU Medical, Inc.*	7,600	332,120
Immucor, Inc.*	50,200	1,025,084
Insulet Corp.*	31,300	693,921
Integra LifeSciences Holdings Corp.*	14,300	683,683
Invacare Corp.	20,100	667,119
IRIS International, Inc.*	10,400	103,896
Kensey Nash Corp.*	5,800	146,334
MAKO Surgical Corp.*	21,900	651,087
Masimo Corp.	33,950	1,007,636
Medical Action Industries, Inc.*	13,200	107,580
Meridian Bioscience, Inc.	26,900	648,559
Merit Medical Systems, Inc.*	22,375	402,079
Natus Medical, Inc.*	18,100	274,215
Neogen Corp.*	14,400	651,024
Neoprobe Corp.*	76,000	252,320
NuVasive, Inc.*	25,900	851,592
NxStage Medical, Inc.*	438,047	9,120,139
OraSure Technologies, Inc.*	33,600	286,608
Orthofix International N.V.*	12,500	530,875
Palomar Medical Technologies, Inc.*	12,100	136,488
Quidel Corp.*	17,000	257,550
Rockwell Medical Technologies, Inc.*	17,700	227,268
RTI Biologics, Inc.*	36,200	98,102
Sirona Dental Systems, Inc.*	196,973	10,459,266
SonoSite, Inc.*	7,900	277,843
Spectranetics Corp.*	35,600	221,432
STAAR Surgical Co.*	31,400	166,420
Stereotaxis, Inc.*	74,100	260,091
STERIS Corp.	42,900	1,500,642
SurModics, Inc.*	21,900	243,090
Symmetry Medical, Inc.*	23,800	213,486
Synovis Life Technologies, Inc.*	7,400	128,908
Tornier N.V.*	9,400	253,330
Unilife Corp.*	31,400	162,652
Vascular Solutions, Inc.*	17,600	218,240
Volcano Corp.*	361,250	11,664,762
West Pharmaceutical Services, Inc.	21,900	958,344
Wright Medical Group, Inc.*	23,600	354,000
Young Innovations, Inc.	7,000	199,640
Zoll Medical Corp.*	14,100	798,906

		56,706,328

	Number of Shares	Value (Note 1)

Health Care Providers & Services (3.9%)
Accretive Health, Inc.*	28,700	$826,273
Air Methods Corp.*	7,000	523,180
Alliance HealthCare Services, Inc.*	86,800	329,840
Almost Family, Inc.*	4,600	126,040
Amedisys, Inc.*	17,900	476,677
American Dental Partners, Inc.*	13,800	178,848
AMN Healthcare Services, Inc.*	31,200	259,584
Amsurg Corp.*	22,416	585,730
Assisted Living Concepts, Inc., Class A	11,360	190,621
Bio-Reference Labs, Inc.*	15,800	330,220
BioScrip, Inc.*	30,700	199,243
Capital Senior Living Corp.*	30,800	286,132
CardioNet, Inc.*	15,855	84,190
Centene Corp.*	331,640	11,783,169
Chemed Corp.	14,500	950,040
Chindex International, Inc.*	13,100	178,422
Continucare Corp.*	49,200	304,056
Corvel Corp.*	5,900	276,710
Cross Country Healthcare, Inc.*	53,300	405,080
Emeritus Corp.*	21,891	465,184
Ensign Group, Inc.	11,700	355,563
ExamWorks Group, Inc.*	14,100	357,999
Five Star Quality Care, Inc.*	36,600	212,646
Gentiva Health Services, Inc.*	19,400	404,102
Hanger Orthopedic Group, Inc.*	20,000	489,400
HealthSouth Corp.*	64,900	1,703,625
Healthspring, Inc.*	321,426	14,820,953
Healthways, Inc.*	22,800	346,104
HMS Holdings Corp.*	197,874	15,210,574
IPC The Hospitalist Co., Inc.*	10,800	500,580
Kindred Healthcare, Inc.*	33,541	720,125
Landauer, Inc.	6,233	383,891
LHC Group, Inc.*	9,600	221,376
Magellan Health Services, Inc.*	25,600	1,401,344
MedCath Corp.*	13,300	180,747
MedQuist Holdings, Inc.*	22,700	293,284
Molina Healthcare, Inc.*	16,350	443,412
MWI Veterinary Supply, Inc.*	8,900	718,853
National Healthcare Corp.	5,900	292,463
National Research Corp.	12,000	438,360
Owens & Minor, Inc.#	43,950	1,515,836
PharMerica Corp.*	19,300	246,268
Providence Service Corp.*	13,300	168,245
PSS World Medical, Inc.*	39,700	1,111,997
Rural/Metro Corp.*	24,600	424,104
Select Medical Holdings Corp.*	36,419	323,037
Skilled Healthcare Group, Inc., Class A*	21,890	207,079
Sun Healthcare Group, Inc.*	16,900	135,538
Sunrise Senior Living, Inc.*	39,400	375,482
Team Health Holdings, Inc.*	12,700	285,877
Triple-S Management Corp., Class B*	11,700	254,241
U.S. Physical Therapy, Inc.	8,500	210,205
Universal American Corp.	23,000	251,850
Vanguard Health Systems, Inc.*	393,418	6,754,987
WellCare Health Plans, Inc.*	28,300	1,454,903

		71,974,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Technology (0.3%)
athenahealth, Inc.*	22,450	$922,695
Computer Programs & Systems, Inc.	6,500	412,620
ePocrates, Inc.*	14,200	261,848
HealthStream, Inc.*	21,200	281,324
MedAssets, Inc.*	26,400	352,704
Medidata Solutions, Inc.*	9,300	221,991
Merge Healthcare, Inc.*	37,800	196,560
Omnicell, Inc.*	23,800	371,042
Quality Systems, Inc.	13,900	1,213,470
Transcend Services, Inc.*	12,400	364,436

		4,598,690

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	48,000	380,640
Albany Molecular Research, Inc.*	20,300	97,643
Caliper Life Sciences, Inc.*	46,400	376,304
Cambrex Corp.*	26,300	121,506
Complete Genomics, Inc.*	15,200	232,256
Enzo Biochem, Inc.*	32,500	138,125
eResearchTechnology, Inc.*	27,400	174,538
Fluidigm Corp.*	18,100	303,537
Kendle International, Inc.*	21,900	330,252
Luminex Corp.*	28,500	595,650
Pacific Biosciences of California, Inc.*	16,500	193,050
PAREXEL International Corp.*	42,277	996,046
Sequenom, Inc.*	64,100	483,955

		4,423,502

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*	17,404	67,353
Aegerion Pharmaceuticals, Inc.*	17,900	281,925
Akorn, Inc.*	39,100	273,700
Ampio Pharmaceuticals, Inc.*	32,000	249,280
Auxilium Pharmaceuticals, Inc.*	30,200	591,920
AVANIR Pharmaceuticals, Inc., Class A*	74,100	248,976
Cadence Pharmaceuticals, Inc.*	32,800	301,760
Columbia Laboratories, Inc.*	76,700	237,003
Corcept Therapeutics, Inc.*	56,200	224,238
Depomed, Inc.*	45,000	368,100
Durect Corp.*	59,736	121,264
Endocyte, Inc.*	21,900	313,608
Hi-Tech Pharmacal Co., Inc.*	9,000	260,370
Impax Laboratories, Inc.*	315,238	6,869,036
ISTA Pharmaceuticals, Inc.*	33,300	254,579
Jazz Pharmaceuticals, Inc.*	11,500	383,525
Lannett Co., Inc.*	24,100	120,018
MAP Pharmaceuticals, Inc.*	11,500	183,655
Medicines Co.*	31,500	520,065
Medicis Pharmaceutical Corp., Class A	42,900	1,637,493
Nektar Therapeutics*	79,800	580,146
Obagi Medical Products, Inc.*	15,000	141,450
Optimer Pharmaceuticals, Inc.*	504,863	6,002,821
Pain Therapeutics, Inc.*	21,400	82,818
Par Pharmaceutical Cos., Inc.*	22,400	738,752
Pozen, Inc.*	50,300	211,260

	Number of Shares	Value (Note 1)

Questcor Pharmaceuticals, Inc.*	41,400	$997,740
Sagent Pharmaceuticals, Inc.*	9,400	253,612
Salix Pharmaceuticals Ltd.*	41,900	1,668,877
Santarus, Inc.*	51,800	174,566
Sucampo Pharmaceuticals, Inc., Class A*	21,600	88,560
ViroPharma, Inc.*	51,100	945,350
Vivus, Inc.*	53,400	434,676
XenoPort, Inc.*	19,800	140,976

		25,969,472

Total Health Care		249,770,775

Industrials (19.6%)
Aerospace & Defense (1.6%)
AAR Corp.	24,500	663,705
Aerovironment, Inc.*	11,100	392,385
American Science & Engineering, Inc.	6,082	486,560
Astronics Corp.*	11,500	354,200
Ceradyne, Inc.*	16,600	647,234
Cubic Corp.	12,600	642,474
Curtiss-Wright Corp.	29,400	951,678
DigitalGlobe, Inc.*	25,300	642,873
Ducommun, Inc.	8,200	168,674
Esterline Technologies Corp.*	21,300	1,627,320
GenCorp, Inc.*	31,800	204,156
GeoEye, Inc.*	15,000	561,000
HEICO Corp.	29,918	1,637,712
Hexcel Corp.*	638,471	13,976,130
Keyw Holding Corp.*	18,200	225,498
Kratos Defense & Security Solutions, Inc.*	18,400	223,744
LMI Aerospace, Inc.*	11,400	278,502
Moog, Inc., Class A*	30,800	1,340,416
National Presto Industries, Inc.	3,578	363,131
Orbital Sciences Corp.*	39,400	663,890
Taser International, Inc.*	66,100	300,755
Teledyne Technologies, Inc.*	25,200	1,269,072
Triumph Group, Inc.	13,500	1,344,330

		28,965,439

Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc.*	35,200	241,120
Atlas Air Worldwide Holdings, Inc.*	169,671	10,097,121
Forward Air Corp.	18,500	625,115
Hub Group, Inc., Class A*	24,700	930,202
Pacer International, Inc.*	6,500	30,680
Park-Ohio Holdings Corp.*	13,400	283,276

		12,207,514

Airlines (0.3%)
Alaska Air Group, Inc.*	26,400	1,807,344
Allegiant Travel Co.*	10,190	504,405
Hawaiian Holdings, Inc.*	28,300	161,310
JetBlue Airways Corp.*	176,800	1,078,480
Republic Airways Holdings, Inc.*	22,100	120,666
SkyWest, Inc.	34,100	513,546
Spirit Airlines, Inc.*	21,500	257,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

U.S. Airways Group, Inc.*	103,400	$921,294

		5,364,830

Building Products (0.8%)
A.O. Smith Corp.	27,250	1,152,675
AAON, Inc.	13,050	285,012
Ameresco, Inc., Class A*	18,800	266,584
American Woodmark Corp.	21,200	367,184
Ameron International Corp.	6,000	394,080
Apogee Enterprises, Inc.	14,500	185,745
Builders FirstSource, Inc.*	111,300	239,295
Gibraltar Industries, Inc.*	17,300	195,836
Griffon Corp.*	26,400	266,112
Insteel Industries, Inc.	14,800	185,592
NCI Building Systems, Inc.*	27,880	317,553
Quanex Building Products Corp.	25,200	413,028
Simpson Manufacturing Co., Inc.	319,660	9,548,245
Trex Co., Inc.*	10,900	266,832
Universal Forest Products, Inc.	14,900	357,004
USG Corp.*	51,200	734,208

		15,174,985

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	36,000	840,240
ACCO Brands Corp.*	29,400	230,790
American Reprographics Co.*	22,700	160,489
APAC Customer Services, Inc.*	32,200	171,626
Brink’s Co.	30,600	912,798
Casella Waste Systems, Inc., Class A*	40,000	244,000
Cenveo, Inc.*	40,000	256,000
Clean Harbors, Inc.*	16,207	1,673,373
CompX International, Inc.	19,200	253,056
Consolidated Graphics, Inc.*	6,700	368,165
Courier Corp.	21,900	241,995
Deluxe Corp.	33,300	822,843
EnergySolutions, Inc.	50,600	249,964
EnerNOC, Inc.*	12,600	198,324
Ennis, Inc.	13,300	231,420
Fuel Tech, Inc.*	21,300	141,219
G&K Services, Inc., Class A	13,400	453,724
GEO Group, Inc.*	43,560	1,003,187
Healthcare Services Group, Inc.	44,700	726,375
Herman Miller, Inc.	39,300	1,069,746
Higher One Holdings, Inc.*	22,000	416,240
HNI Corp.	29,300	736,016
InnerWorkings, Inc.*	20,100	167,634
Interface, Inc., Class A	37,800	732,186
Kimball International, Inc., Class B	63,000	405,090
Knoll, Inc.	500,322	10,041,462
M&F Worldwide Corp.*	11,100	286,824
McGrath RentCorp	15,500	435,240
Metalico, Inc.*	40,900	241,310
Mine Safety Appliances Co.	18,800	701,992
Mobile Mini, Inc.*	32,000	678,080
Multi-Color Corp.	16,723	412,891
Quad/Graphics, Inc.	18,100	703,366
Rollins, Inc.	44,100	898,758
Schawk, Inc.	11,000	182,160
Standard Parking Corp.*	21,731	347,044
Steelcase, Inc., Class A	47,800	544,442

	Number of Shares	Value (Note 1)

Swisher Hygiene, Inc.*	60,700	$341,741
Sykes Enterprises, Inc.*	24,228	521,629
Team, Inc.*	18,000	434,340
Tetra Tech, Inc.*#	44,700	1,005,750
U.S. Ecology, Inc.	12,200	208,620
UniFirst Corp.	9,400	528,186
United Stationers, Inc.	34,890	1,236,153
Viad Corp.	9,800	218,442

		32,674,930

Construction & Engineering (0.4%)
Argan, Inc.*	12,000	121,680
Comfort Systems USA, Inc.	18,900	200,529
Dycom Industries, Inc.*	22,700	370,918
EMCOR Group, Inc.*	44,700	1,310,157
Furmanite Corp.*	32,800	260,432
Granite Construction, Inc.	27,700	679,481
Great Lakes Dredge & Dock Corp.	29,600	165,168
Insituform Technologies, Inc., Class A*	25,200	528,444
Layne Christensen Co.*	13,000	394,420
MasTec, Inc.*	34,900	688,228
Michael Baker Corp.*	15,200	321,024
MYR Group, Inc.*	11,500	269,100
Northwest Pipe Co.*	10,600	276,236
Orion Marine Group, Inc.*	17,100	160,911
Pike Electric Corp.*	20,700	182,988
Primoris Services Corp.	21,200	273,480
Tutor Perini Corp.	17,200	329,896

		6,533,092

Electrical Equipment (1.4%)
A123 Systems, Inc.*	46,400	246,848
Acuity Brands, Inc.	29,600	1,651,088
American Superconductor Corp.*	35,100	317,304
AMETEK, Inc.	313,340	14,068,966
AZZ, Inc.	7,900	361,820
Belden, Inc.	32,000	1,115,520
Brady Corp., Class A	33,300	1,067,598
Broadwind Energy, Inc.*	100,100	145,145
Capstone Turbine Corp.*	185,700	284,121
Coleman Cable, Inc.*	31,600	464,204
Encore Wire Corp.	12,200	295,484
Ener1, Inc.*	94,476	103,923
EnerSys*	36,000	1,239,120
Franklin Electric Co., Inc.	14,400	676,080
FuelCell Energy, Inc.*	128,500	168,335
Generac Holdings, Inc.*	13,700	265,780
Global Power Equipment Group, Inc.*	11,300	299,676
II-VI, Inc.*	32,000	819,200
LSI Industries, Inc.	52,500	416,850
Powell Industries, Inc.*	4,200	153,300
PowerSecure International, Inc.*	19,700	142,234
Preformed Line Products Co.	4,298	305,932
SatCon Technology Corp.*	74,500	178,055
Vicor Corp.	13,800	223,146
Woodward, Inc.	40,400	1,408,344

		26,418,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	13,000	$724,230
Seaboard Corp.	200	483,600
Standex International Corp.	6,900	211,623
Tredegar Corp.	19,800	363,330
United Capital Corp.*	15,400	461,230

		2,244,013

Machinery (6.5%)
3D Systems Corp.*	30,800	607,068
Accuride Corp.*	29,000	366,270
Actuant Corp., Class A	495,200	13,286,216
Alamo Group, Inc.	7,500	177,750
Albany International Corp., Class A	16,700	440,713
Altra Holdings, Inc.*	16,800	403,032
American Railcar Industries, Inc.*	14,700	344,715
Ampco-Pittsburgh Corp.	6,300	147,735
Astec Industries, Inc.*	11,400	421,572
Badger Meter, Inc.	9,500	351,405
Barnes Group, Inc.	33,910	841,307
Blount International, Inc.*	30,600	534,582
Briggs & Stratton Corp.	35,000	695,100
Cascade Corp.	5,300	252,121
Chart Industries, Inc.*	116,500	6,288,670
CIRCOR International, Inc.	10,900	466,847
CLARCOR, Inc.	36,300	1,716,264
Colfax Corp.*	16,300	404,240
Columbus McKinnon Corp.*	11,300	202,948
Commercial Vehicle Group, Inc.*	16,000	227,040
Douglas Dynamics, Inc.	16,600	262,114
Dynamic Materials Corp.	11,200	251,104
Energy Recovery, Inc.*	63,800	208,626
EnPro Industries, Inc.*	12,800	615,296
ESCO Technologies, Inc.	16,900	621,920
Federal Signal Corp.	41,200	270,272
Flow International Corp.*	70,800	252,048
Force Protection, Inc.*	44,300	219,949
FreightCar America, Inc.*	7,300	184,982
Gorman-Rupp Co.	8,375	275,872
Graham Corp.	11,200	228,480
Greenbrier Cos., Inc.*	13,800	272,688
IDEX Corp.	298,860	13,702,731
John Bean Technologies Corp.	18,400	355,488
Joy Global, Inc.	145,190	13,827,896
Kadant, Inc.*	11,500	362,365
Kaydon Corp.	22,300	832,236
L.B. Foster Co., Class A	5,100	167,841
Lincoln Electric Holdings, Inc.	392,500	14,071,125
Lindsay Corp.	8,200	564,160
Meritor, Inc.*	65,800	1,055,432
Met-Pro Corp.	19,600	223,048
Middleby Corp.*	134,250	12,624,870
Miller Industries, Inc.	14,000	261,660
Mueller Industries, Inc.	26,000	985,660
Mueller Water Products, Inc., Class A	97,400	387,652
NACCO Industries, Inc., Class A	4,500	435,690

	Number of Shares	Value (Note 1)

Omega Flex, Inc.*	13,700	$192,211
PMFG, Inc.*	11,400	226,290
RBC Bearings, Inc.*	283,650	10,710,624
Robbins & Myers, Inc.	26,935	1,423,515
Sauer-Danfoss, Inc.*	13,000	655,070
Sun Hydraulics Corp.	8,000	382,400
Tecumseh Products Co., Class A*	14,800	150,960
Tennant Co.	10,500	419,265
Titan International, Inc.	30,200	732,652
Trimas Corp.*	13,700	339,075
Twin Disc, Inc.	10,000	386,300
Valmont Industries, Inc.	102,720	9,901,181
Wabash National Corp.*	37,700	353,249
Watts Water Technologies, Inc., Class A	19,092	676,048
Xerium Technologies, Inc.*	18,300	339,465

		118,585,105

Marine (0.7%)
Baltic Trading Ltd.	18,100	103,894
Eagle Bulk Shipping, Inc.*	80,500	199,640
Excel Maritime Carriers Ltd.*	120,600	373,860
Genco Shipping & Trading Ltd.*	56,200	422,624
International Shipholding Corp.	14,800	314,944
Kirby Corp.*	209,854	11,892,426
Ultrapetrol Bahamas Ltd.*	38,400	189,696

		13,497,084

Professional Services (1.9%)
Acacia Research Corp. - Acacia Technologies*	30,700	1,126,383
Advisory Board Co.*	10,500	607,740
Barrett Business Services, Inc.	15,300	219,096
CBIZ, Inc.*	21,100	155,296
CDI Corp.	14,200	188,718
Corporate Executive Board Co.	22,800	995,220
CoStar Group, Inc.*	210,546	12,481,167
CRA International, Inc.*	7,200	195,048
Dolan Co.*	15,800	133,826
Exponent, Inc.*	10,000	435,100
Franklin Covey Co.*	26,300	254,584
FTI Consulting, Inc.*	30,200	1,145,788
GP Strategies Corp.*	22,500	307,350
Heidrick & Struggles International, Inc.	11,100	251,304
Hill International, Inc.*	26,800	154,368
Hudson Highland Group, Inc.*	50,900	272,315
Huron Consulting Group, Inc.*	13,200	398,772
ICF International, Inc.*	10,900	276,642
Insperity, Inc.	14,100	417,501
Kelly Services, Inc., Class A*	17,000	280,500
Kforce, Inc.*	861,960	11,274,437
Korn/Ferry International*	30,100	661,899
Mistras Group, Inc.*	16,000	259,200
Navigant Consulting, Inc.*	28,300	296,867
On Assignment, Inc.*	21,100	207,413
Resources Connection, Inc.	26,700	321,468
RPX Corp.*	10,600	297,118
School Specialty, Inc.*	12,600	181,314
SFN Group, Inc.*	33,400	303,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

TrueBlue, Inc.*	28,300	$409,784
VSE Corp.	5,800	144,420

		34,654,244

Road & Rail (1.6%)
Amerco, Inc.*	5,700	548,055
Arkansas Best Corp.	14,900	353,577
Avis Budget Group, Inc.*	68,100	1,163,829
Celadon Group, Inc.*	12,800	178,688
Dollar Thrifty Automotive Group, Inc.*	20,600	1,519,044
Genesee & Wyoming, Inc., Class A*	215,820	12,655,685
Heartland Express, Inc.	37,900	627,624
Knight Transportation, Inc.	494,950	8,409,200
Marten Transport Ltd.	9,700	209,520
Old Dominion Freight Line, Inc.*	34,100	1,271,930
Patriot Transportation Holding, Inc.*	5,400	120,798
Quality Distribution, Inc.*	28,700	373,674
RailAmerica, Inc.*	14,261	213,915
Roadrunner Transportation Systems, Inc.*	13,600	205,088
Saia, Inc.*	9,800	166,110
Swift Transportation Co.*	56,900	770,995
Universal Truckload Services, Inc.*	11,100	190,143
Werner Enterprises, Inc.	30,200	756,510
Zipcar, Inc.*	11,800	240,838

		29,975,223

Trading Companies & Distributors (1.8%)
Aceto Corp.	33,500	224,785
Aircastle Ltd.	41,700	530,424
Applied Industrial Technologies, Inc.	28,300	1,007,763
Beacon Roofing Supply, Inc.*	33,000	753,060
CAI International, Inc.*	14,700	303,702
DXP Enterprises, Inc.*	12,200	309,270
H&E Equipment Services, Inc.*	16,000	223,840
Houston Wire & Cable Co.	13,700	213,035
Interline Brands, Inc.*	25,962	476,922
Kaman Corp.	16,500	585,255
Lawson Products, Inc.	19,000	373,730
MSC Industrial Direct Co., Class A	195,530	12,965,594
RSC Holdings, Inc.*	48,600	581,256
Rush Enterprises, Inc., Class A*	22,000	418,660
SeaCube Container Leasing Ltd.	17,700	304,086
TAL International Group, Inc.	14,300	493,779
Textainer Group Holdings Ltd.	10,600	325,844
Titan Machinery, Inc.*	11,000	316,580
United Rentals, Inc.*	447,500	11,366,500
Watsco, Inc.	19,300	1,312,207

		33,086,292

Total Industrials		359,380,824

Information Technology (21.1%)
Communications Equipment (2.7%)
ADTRAN, Inc.	308,370	11,937,003

	Number of Shares	Value (Note 1)

Anaren, Inc.*	10,300	$218,875
Arris Group, Inc.*	91,200	1,058,832
Aruba Networks, Inc.*	361,339	10,677,567
Aviat Networks, Inc.*	41,669	164,176
Bel Fuse, Inc., Class B	7,300	158,337
BigBand Networks, Inc.*	83,800	181,846
Black Box Corp.	11,400	356,478
Blue Coat Systems, Inc.*	26,400	577,104
Calix, Inc.*	27,000	562,140
Comtech Telecommunications Corp.	18,500	518,740
DG FastChannel, Inc.*	15,700	503,185
Digi International, Inc.*	16,700	217,100
Emcore Corp.*	118,200	323,868
EMS Technologies, Inc.*	7,400	243,978
Emulex Corp.*	54,500	468,700
Extreme Networks, Inc.*	67,500	218,700
Finisar Corp.*	64,300	1,159,329
Globecomm Systems, Inc.*	23,300	362,548
Harmonic, Inc.*	77,700	561,771
Infinera Corp.*	54,500	376,595
InterDigital, Inc.	30,100	1,229,585
Ixia*	20,450	261,760
KVH Industries, Inc.*	15,500	164,765
Loral Space & Communications, Inc.*	6,800	472,396
Meru Networks, Inc.*	16,400	196,964
NETGEAR, Inc.*	26,300	1,149,836
Oclaro, Inc.*	31,600	212,352
Oplink Communications, Inc.*	15,200	283,176
Opnext, Inc.*	70,500	160,740
Plantronics, Inc.	31,600	1,154,348
Powerwave Technologies, Inc.*	122,200	360,490
Riverbed Technology, Inc.*	231,059	9,147,626
SeaChange International, Inc.*	16,900	182,182
ShoreTel, Inc.*	29,380	299,676
Sonus Networks, Inc.*	133,400	432,216
Sycamore Networks, Inc.	12,890	286,673
Symmetricom, Inc.*	27,500	160,325
Tekelec*	42,900	391,677
ViaSat, Inc.*	26,000	1,125,020
Westell Technologies, Inc., Class A*	71,600	255,612

		48,774,291

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	20,400	384,336
Cray, Inc.*	22,900	146,560
Electronics for Imaging, Inc.*	29,449	507,112
Hypercom Corp.*	41,500	407,945
Imation Corp.*	20,000	188,800
Immersion Corp.*	36,100	307,933
Intermec, Inc.*	36,100	398,544
Intevac, Inc.*	14,000	142,940
OCZ Technology Group, Inc.*	36,900	295,200
Quantum Corp.*	133,200	439,560
Rimage Corp.	11,600	155,788
Silicon Graphics International Corp.*	19,200	330,240
STEC, Inc.*	26,000	442,260
Stratasys, Inc.*	14,800	498,760
Super Micro Computer, Inc.*	15,300	246,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Synaptics, Inc.*	22,500	$579,150
Xyratex Ltd.*	19,300	198,018

		5,669,323

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	15,400	279,510
Agilysys, Inc.*	16,300	135,942
Anixter International, Inc.	19,500	1,274,130
Benchmark Electronics, Inc.*	48,500	800,250
Brightpoint, Inc.*	45,000	364,950
Checkpoint Systems, Inc.*	25,900	463,092
Cognex Corp.	26,100	924,723
Coherent, Inc.*	17,800	983,806
CTS Corp.	20,100	194,367
Daktronics, Inc.	24,300	262,197
DDi Corp.	24,200	230,868
DTS, Inc.*	11,600	470,380
Echelon Corp.*	21,700	197,253
Electro Rent Corp.	15,800	270,496
Electro Scientific Industries, Inc.*	16,600	320,380
Fabrinet*	13,600	330,208
FARO Technologies, Inc.*	13,195	577,941
Gerber Scientific, Inc.*	26,500	294,945
GSI Group, Inc.*	22,300	268,715
Insight Enterprises, Inc.*	33,600	595,056
Kemet Corp.*	31,700	452,993
L-1 Identity Solutions, Inc.*	47,700	560,475
Littelfuse, Inc.	14,200	833,824
Maxwell Technologies, Inc.*	15,800	255,802
Measurement Specialties, Inc.*	11,900	424,830
Mercury Computer Systems, Inc.*	17,600	328,768
Methode Electronics, Inc.	20,900	242,649
Microvision, Inc.*	68,100	83,082
MTS Systems Corp.	8,300	347,189
Multi-Fineline Electronix, Inc.*	7,050	152,351
NeoPhotonics Corp.*	30,500	211,060
Newport Corp.*	29,600	537,832
OSI Systems, Inc.*	11,000	473,000
Park Electrochemical Corp.	13,200	368,940
PC Connection, Inc.*	22,600	187,128
Plexus Corp.*	25,895	901,405
Power-One, Inc.*	48,800	395,280
Pulse Electronics Corp.	26,400	116,688
RadiSys Corp.*	19,200	139,968
Richardson Electronics Ltd.	21,000	285,390
Rofin-Sinar Technologies, Inc.*	19,200	655,680
Rogers Corp.*	11,300	522,060
Sanmina-SCI Corp.*	50,800	524,764
Scansource, Inc.*	16,900	633,412
SMART Modular Technologies (WWH), Inc.*	46,700	427,772
SYNNEX Corp.*	18,000	570,600
TTM Technologies, Inc.*	50,711	812,390
Universal Display Corp.*	25,500	894,795
Viasystems Group, Inc.*	11,400	256,386
Vishay Precision Group, Inc.*	14,300	241,384
X-Rite, Inc.*	55,600	276,332
Zygo Corp.*	20,800	274,976

		22,628,414

	Number of Shares	Value (Note 1)

Internet Software & Services (2.2%)
Active Network, Inc.*	14,200	$249,920
Ancestry.com, Inc.*	22,700	939,553
comScore, Inc.*	22,900	593,110
Constant Contact, Inc.*	20,500	520,290
Cornerstone OnDemand, Inc.*	14,500	255,925
DealerTrack Holdings, Inc.*	594,610	13,646,299
Demand Media, Inc.*	19,300	261,515
Dice Holdings, Inc.*	34,800	470,496
Digital River, Inc.*	27,000	868,320
EarthLink, Inc.	75,000	577,125
Envestnet, Inc.*	17,300	256,905
InfoSpace, Inc.*	17,200	156,864
Internap Network Services Corp.*	37,000	271,950
INTL FCStone, Inc.*	9,500	229,995
IntraLinks Holdings, Inc.*	22,900	395,712
j2 Global Communications, Inc.*	28,500	804,555
Keynote Systems, Inc.	11,900	257,397
KIT Digital, Inc.*	19,000	226,860
Limelight Networks, Inc.*	32,900	150,024
Liquidity Services, Inc.*	11,900	280,959
LivePerson, Inc.*	37,800	534,492
LogMeIn, Inc.*	14,600	563,122
LoopNet, Inc.*	14,000	257,320
Marchex, Inc., Class B	25,200	223,776
Mediamind Technologies, Inc.*	18,400	403,696
ModusLink Global Solutions, Inc.	87,600	392,448
Move, Inc.*	97,100	212,649
NIC, Inc.	45,895	617,747
OpenTable, Inc.*	104,500	8,686,040
Openwave Systems, Inc.*	69,800	159,842
Perficient, Inc.*	19,100	195,966
QuinStreet, Inc.*	12,700	164,846
RealNetworks, Inc.*	64,600	219,640
RightNow Technologies, Inc.*	19,500	631,800
Saba Software, Inc.*	31,400	283,542
SAVVIS, Inc.*	32,300	1,276,819
SciQuest, Inc.*	15,300	261,477
SPS Commerce, Inc.*	18,400	327,336
Stamps.com, Inc.	11,900	158,746
support.com, Inc.*	33,800	162,240
TechTarget, Inc.*	29,000	219,530
Travelzoo, Inc.*	4,400	284,416
United Online, Inc.	50,400	303,912
ValueClick, Inc.*	52,500	871,500
Vocus, Inc.*	11,000	336,710
Web.com Group, Inc.*	24,300	299,376
XO Group, Inc.*	22,000	218,900
Zix Corp.*	59,300	227,712

		39,909,374

IT Services (1.4%)
Acxiom Corp.*	58,200	763,002
CACI International, Inc., Class A*	21,900	1,381,452
Cardtronics, Inc.*	30,900	724,605
Cass Information Systems, Inc.	4,100	154,816
CIBER, Inc.*	49,600	275,280
Computer Task Group, Inc.*	20,900	275,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.*	75,500	$1,029,820
CSG Systems International, Inc.*	22,600	417,648
Echo Global Logistics, Inc.*	14,500	257,375
Euronet Worldwide, Inc.*	30,640	472,162
ExlService Holdings, Inc.*	10,400	240,240
Forrester Research, Inc.	10,500	346,080
Global Cash Access Holdings, Inc.*	74,600	237,228
Hackett Group, Inc.*	42,200	214,798
Heartland Payment Systems, Inc.	26,700	550,020
iGATE Corp.	15,100	246,432
Integral Systems, Inc.*	20,100	244,617
Jack Henry & Associates, Inc.	60,100	1,803,601
Lionbridge Technologies, Inc.*	116,700	371,106
ManTech International Corp., Class A	14,700	652,974
MAXIMUS, Inc.	11,730	970,423
MoneyGram International, Inc.*	76,800	254,976
NCI, Inc., Class A*	6,700	152,224
Ness Technologies, Inc.*	34,100	258,137
Sapient Corp.*	78,400	1,178,352
ServiceSource International, Inc.*	13,800	306,636
SRA International, Inc., Class A*	30,900	955,428
Stream Global Services, Inc.*	94,400	311,520
Syntel, Inc.	11,050	653,276
TeleTech Holdings, Inc.*	18,400	387,872
TNS, Inc.*	13,700	227,420
Unisys Corp.*	27,589	709,037
VeriFone Systems, Inc.*	149,030	6,609,481
Virtusa Corp.*	15,200	288,040
Wright Express Corp.*	26,000	1,353,820

		25,275,151

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Analogic Technologies, Inc.*	33,400	202,237
Advanced Energy Industries, Inc.*	24,400	360,876
Alpha & Omega Semiconductor Ltd.*	13,000	172,250
Amkor Technology, Inc.*	73,200	451,644
ANADIGICS, Inc.*	120,800	387,768
Applied Micro Circuits Corp.*	42,100	373,006
ATMI, Inc.*	20,400	416,772
Axcelis Technologies, Inc.*	119,100	195,324
AXT, Inc.*	27,200	230,656
Brooks Automation, Inc.*	40,700	442,002
Cabot Microelectronics Corp.*	17,000	789,990
CEVA, Inc.*	16,600	505,636
Cirrus Logic, Inc.*	48,500	771,150
Cohu, Inc.	12,200	159,942
Cymer, Inc.*	21,000	1,039,710
Diodes, Inc.*	21,300	555,930
DSP Group, Inc.*	31,200	271,440
Entegris, Inc.*	88,900	899,668
Entropic Communications, Inc.*	45,100	400,939
Exar Corp.*	23,600	149,388

	Number of Shares	Value (Note 1)

Fairchild Semiconductor International, Inc.*	565,760	$9,453,850
FEI Co.*	26,600	1,015,854
FormFactor, Inc.*	33,700	305,322
FSI International, Inc.*	49,400	135,356
GSI Technology, Inc.*	32,000	230,400
GT Solar International, Inc.*	90,378	1,464,123
Hittite Microwave Corp.*	139,080	8,610,443
Inphi Corp.*	12,600	219,240
Integrated Device Technology, Inc.*	103,800	815,868
Integrated Silicon Solution, Inc.*	21,100	204,037
International Rectifier Corp.*	352,500	9,859,425
IXYS Corp.*	21,400	320,572
Kopin Corp.*	54,100	254,811
Kulicke & Soffa Industries, Inc.*	41,400	461,196
Lattice Semiconductor Corp.*	68,400	445,968
LTX-Credence Corp.*	31,300	279,822
Magnachip Semiconductor Corp.*	337,711	3,890,431
MaxLinear, Inc., Class A*	37,800	327,348
Micrel, Inc.	32,500	343,850
Microsemi Corp.*	56,300	1,154,150
Mindspeed Technologies, Inc.*	22,800	182,400
MIPS Technologies, Inc.*	43,700	301,967
MKS Instruments, Inc.	34,800	919,416
Monolithic Power Systems, Inc.*	22,700	350,034
MoSys, Inc.*	39,300	225,975
Nanometrics, Inc.*	17,800	338,022
Netlogic Microsystems, Inc.*	283,268	11,449,692
NVE Corp.*	3,300	192,885
OmniVision Technologies, Inc.*	38,600	1,343,666
PDF Solutions, Inc.*	42,800	255,088
Pericom Semiconductor Corp.*	16,800	150,192
Photronics, Inc.*	42,100	356,587
PLX Technology, Inc.*	27,200	94,384
Power Integrations, Inc.	17,900	687,897
Rambus, Inc.*	70,500	1,034,940
RF Micro Devices, Inc.*	187,700	1,148,724
Rubicon Technology, Inc.*	23,900	402,954
Rudolph Technologies, Inc.*	23,100	247,401
Semtech Corp.*	46,400	1,268,576
Sigma Designs, Inc.*	17,200	131,408
Silicon Image, Inc.*	44,300	286,178
Spansion, Inc., Class A*	36,100	695,647
Standard Microsystems Corp.*	14,600	394,054
Supertex, Inc.*	6,692	149,901
Teradyne, Inc.*	644,790	9,542,892
Tessera Technologies, Inc.*	32,600	558,764
TriQuint Semiconductor, Inc.*	116,100	1,183,059
Ultra Clean Holdings, Inc.*	22,500	204,300
Ultratech, Inc.*	16,700	507,346
Veeco Instruments, Inc.*	27,188	1,316,171
Volterra Semiconductor Corp.*	14,800	364,968
Zoran Corp.*	33,400	280,560

		85,134,442

Software (8.6%)
Accelrys, Inc.*	35,661	253,550
ACI Worldwide, Inc.*	24,200	817,234
Actuate Corp.*	30,300	177,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Advent Software, Inc.*	21,000	$591,570
American Software, Inc., Class A	27,600	229,356
Aspen Technology, Inc.*	727,020	12,490,204
Blackbaud, Inc.	28,900	801,108
Blackboard, Inc.*	23,400	1,015,326
Bottomline Technologies, Inc.*	23,900	590,569
BroadSoft, Inc.*	16,200	617,706
Cadence Design Systems, Inc.*	1,131,800	11,951,808
CommVault Systems, Inc.*	31,600	1,404,620
Concur Technologies, Inc.*	143,990	7,209,579
Convio, Inc.*	24,000	259,440
Deltek, Inc.*	23,700	177,513
DemandTec, Inc.*	19,100	173,810
Digimarc Corp.*	8,100	283,743
Ebix, Inc.*	18,009	343,071
EPIQ Systems, Inc.	20,700	294,354
ePlus, Inc.*	9,900	261,756
Fair Isaac Corp.	28,400	857,680
FalconStor Software, Inc.*	35,800	160,384
Fortinet, Inc.*	397,462	10,846,738
Glu Mobile, Inc.*	59,500	313,565
Guidance Software, Inc.*	33,000	268,950
Informatica Corp.*	212,090	12,392,419
Interactive Intelligence, Inc.*	9,800	343,490
JDA Software Group, Inc.*	31,527	973,869
Kenexa Corp.*	16,500	395,670
Lawson Software, Inc.*	117,900	1,322,838
Magma Design Automation, Inc.*	60,900	486,591
Manhattan Associates, Inc.*	14,900	513,156
Mentor Graphics Corp.*	80,700	1,033,767
MICROS Systems, Inc.*	239,610	11,911,013
MicroStrategy, Inc., Class A*	5,900	959,812
Monotype Imaging Holdings, Inc.*	18,000	254,340
Motricity, Inc.*	44,300	342,439
NetScout Systems, Inc.*	26,800	559,852
NetSuite, Inc.*	19,500	764,400
Opnet Technologies, Inc.	8,900	364,366
Parametric Technology Corp.*	84,100	1,928,413
Pegasystems, Inc.	12,700	591,185
Progress Software Corp.*	43,650	1,053,275
PROS Holdings, Inc.*	20,200	353,298
QLIK Technologies, Inc.*	299,447	10,199,165
Quest Software, Inc.*	43,931	998,552
Radiant Systems, Inc.*	574,919	12,015,807
RealD, Inc.*	27,900	652,581
RealPage, Inc.*	21,800	577,046
Renaissance Learning, Inc.	14,256	178,770
Rosetta Stone, Inc.*	17,600	284,064
S1 Corp.*	35,400	264,792
Smith Micro Software, Inc.*	22,800	95,988
SolarWinds, Inc.*	40,900	1,069,126
Sourcefire, Inc.*	18,200	540,904
SS&C Technologies Holdings, Inc.*	11,600	230,492
SuccessFactors, Inc.*	366,212	10,766,633
Synchronoss Technologies, Inc.*	19,000	602,870
Take-Two Interactive Software, Inc.*	46,600	712,048

	Number of Shares	Value (Note 1)

Taleo Corp., Class A*	311,778	$11,545,139
TeleCommunication Systems, Inc., Class A*	67,700	326,991
TeleNav, Inc.*	17,200	304,956
THQ, Inc.*	47,478	171,870
TIBCO Software, Inc.*	412,690	11,976,264
TiVo, Inc.*	83,700	861,273
Tyler Technologies, Inc.*	24,100	645,398
Ultimate Software Group, Inc.*	19,200	1,045,056
VASCO Data Security International, Inc.*	20,900	260,205
Verint Systems, Inc.*	15,200	563,008
VirnetX Holding Corp.*	31,200	902,928
Wave Systems Corp., Class A*	57,000	160,740
Websense, Inc.*	28,200	732,354

		157,620,102

Total Information Technology		385,011,097

Materials (4.0%)
Chemicals (1.9%)
A. Schulman, Inc.	18,100	455,939
American Vanguard Corp.	23,000	298,310
Arch Chemicals, Inc.	16,000	551,040
Balchem Corp.	17,700	774,906
Calgon Carbon Corp.*	36,300	617,100
Chemtura Corp.*	69,100	1,257,620
Ferro Corp.*	55,554	746,646
Flotek Industries, Inc.*	35,800	305,016
FutureFuel Corp.	20,400	247,044
Georgia Gulf Corp.*	21,600	521,424
H.B. Fuller Co.	41,600	1,015,872
Hawkins, Inc.	6,600	239,052
Innophos Holdings, Inc.	14,100	688,080
Innospec, Inc.*	17,000	571,370
KMG Chemicals, Inc.	13,000	218,920
Koppers Holdings, Inc.	13,500	512,055
Kraton Performance Polymers, Inc.*	22,900	896,993
Landec Corp.*	31,300	206,580
LSB Industries, Inc.*	11,500	493,580
Minerals Technologies, Inc.	15,100	1,000,979
NewMarket Corp.	6,400	1,092,544
NL Industries, Inc.	13,200	242,352
Olin Corp.	56,600	1,282,556
OM Group, Inc.*	24,600	999,744
Omnova Solutions, Inc.*	27,800	193,488
PolyOne Corp.	166,379	2,573,883
Quaker Chemical Corp.	7,000	301,070
Senomyx, Inc.*	40,800	209,712
Sensient Technologies Corp.	35,600	1,319,692
Solutia, Inc.*	595,990	13,618,372
Spartech Corp.*	23,400	142,506
Stepan Co.	4,200	297,780
STR Holdings, Inc.*	18,100	270,052
TPC Group, Inc.*	11,500	451,030
Zagg, Inc.*	21,200	284,080
Zep, Inc.	11,600	219,240
Zoltek Cos., Inc.*	17,300	182,169

		35,298,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Construction Materials (0.1%)
Eagle Materials, Inc.	31,900	$889,053
Headwaters, Inc.*	123,700	387,181
Texas Industries, Inc.	15,300	636,939
United States Lime & Minerals, Inc.*	3,600	147,636

		2,060,809

Containers & Packaging (0.1%)
AEP Industries, Inc.*	10,000	291,900
Boise, Inc.	70,100	546,079
Graham Packaging Co., Inc.*	15,300	385,866
Graphic Packaging Holding Co.*	93,878	510,696
Myers Industries, Inc.	19,600	201,488

		1,936,029

Metals & Mining (1.6%)
A.M. Castle & Co.*	12,900	214,269
AMCOL International Corp.	18,000	686,880
Century Aluminum Co.*	40,700	636,955
Coeur d’Alene Mines Corp.*	65,370	1,585,876
General Moly, Inc.*	59,200	264,032
Globe Specialty Metals, Inc.	39,200	878,864
Gold Resource Corp.	20,400	508,572
Golden Minerals Co.*	13,600	241,808
Golden Star Resources Ltd.*	164,800	362,560
Haynes International, Inc.	7,000	433,510
Hecla Mining Co.*	195,400	1,502,626
Horsehead Holding Corp.*	30,500	406,260
Jaguar Mining, Inc.*	53,700	256,686
Kaiser Aluminum Corp.	10,200	557,124
Materion Corp.*	14,300	528,671
Metals USA Holdings Corp.*	12,300	183,270
Midway Gold Corp.*	143,200	280,672
Noranda Aluminum Holding Corp.*	24,300	367,902
Olympic Steel, Inc.	6,900	189,957
Paramount Gold and Silver Corp.*	84,100	274,166
RTI International Metals, Inc.*	19,000	729,030
Stillwater Mining Co.*	73,975	1,628,190
SXC Health Solutions Corp.*	229,921	13,546,945
Thompson Creek Metals Co., Inc.*	114,000	1,137,720
U.S. Energy Corp./Wyoming*	38,700	165,249
U.S. Gold Corp.*	70,100	422,703
Universal Stainless & Alloy Products, Inc.*	8,700	406,812
Vista Gold Corp.*	99,500	281,585
Worthington Industries, Inc.	41,799	965,557

		29,644,451

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	26,200	706,876
Clearwater Paper Corp.*	7,014	478,916
Deltic Timber Corp.	7,100	381,199
KapStone Paper and Packaging Corp.*	23,800	394,366
Louisiana-Pacific Corp.*	79,600	647,944
Neenah Paper, Inc.	9,400	200,032
P.H. Glatfelter Co.	29,400	452,172

	Number of Shares	Value (Note 1)

Schweitzer-Mauduit International, Inc.	11,400	$640,110
Verso Paper Corp.*	65,800	176,344
Wausau Paper Corp.	29,100	196,134

		4,274,093

Total Materials		73,214,178

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.1%)
8x8, Inc.*	66,800	326,652
AboveNet, Inc.	16,300	1,148,498
Alaska Communications Systems Group, Inc.	42,100	373,427
Atlantic Tele-Network, Inc.	8,300	318,388
Boingo Wireless, Inc.*	30,800	279,664
Cbeyond, Inc.*	11,300	149,499
Cincinnati Bell, Inc.*	152,000	504,640
Cogent Communications Group, Inc.*	31,300	532,413
Consolidated Communications Holdings, Inc.	14,700	285,768
Fairpoint Communications, Inc.*	25,300	233,013
General Communication, Inc., Class A*	31,200	376,584
Global Crossing Ltd.*	22,650	869,307
Globalstar, Inc.*	112,300	138,129
IDT Corp., Class B	12,200	329,644
Iridium Communications, Inc.*	21,800	188,570
Neutral Tandem, Inc.*	21,950	382,369
PAETEC Holding Corp.*	91,196	436,829
Premiere Global Services, Inc.*	34,199	272,908
SureWest Communications	17,200	287,584
tw telecom, Inc.*	621,800	12,765,554
Vonage Holdings Corp.*	78,500	346,185

		20,545,625

Wireless Telecommunication Services (0.1%)
ICO Global Communications Holdings Ltd.*	128,800	356,776
Leap Wireless International, Inc.*	43,800	710,874
NTELOS Holdings Corp.	18,000	367,560
Shenandoah Telecommunications Co.	13,764	234,263
USA Mobility, Inc.	12,643	192,932

		1,862,405

Total Telecommunication Services		22,408,030

Utilities (1.6%)
Electric Utilities (0.6%)
Allete, Inc.	20,200	829,008
Central Vermont Public Service Corp.	10,000	361,500
Cleco Corp.	43,600	1,519,460
El Paso Electric Co.	36,300	1,172,490
Empire District Electric Co.	24,525	472,352
IDACORP, Inc.	35,300	1,394,350
MGE Energy, Inc.	15,400	624,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Otter Tail Corp.	25,300	$533,830
PNM Resources, Inc.	58,000	970,920
Portland General Electric Co.	49,600	1,253,888
UIL Holdings Corp.	34,050	1,101,517
UniSource Energy Corp.	26,300	981,779
Unitil Corp.	7,300	191,990

		11,407,246

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,560	182,537
Laclede Group, Inc.	14,800	559,884
New Jersey Resources Corp.	32,900	1,467,669
Nicor, Inc.	33,800	1,850,212
Northwest Natural Gas Co.	17,300	780,749
Piedmont Natural Gas Co., Inc.#	48,400	1,464,584
South Jersey Industries, Inc.	19,900	1,080,769
Southwest Gas Corp.	29,900	1,154,439
WGL Holdings, Inc.	37,000	1,424,130

		9,964,973

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	49,200	748,824
Dynegy, Inc.*	65,500	405,445
Ormat Technologies, Inc.	12,900	283,929

		1,438,198

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,063,566
Black Hills Corp.	26,000	782,340
CH Energy Group, Inc.	10,900	580,534
NorthWestern Corp.	24,091	797,653

		3,224,093

Water Utilities (0.2%)
American States Water Co.	17,300	599,618
Artesian Resources Corp., Class A	10,300	185,606
Cadiz, Inc.*	24,800	269,328
California Water Service Group	25,800	482,718
Connecticut Water Service, Inc.	9,000	230,220
Consolidated Water Co., Ltd.	43,300	402,257
Middlesex Water Co.	11,700	217,386
SJW Corp.	16,600	402,384
York Water Co.	10,300	170,465

		2,959,982

Total Utilities		28,994,492

Total Common Stocks (99.0%) (Cost $1,270,898,994)		1,810,185,501

	Number of Shares	Value (Note 1)

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $180,513)	16,100	$209,300

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15	$14,400	9,619

Total Financials		9,619

Total Corporate Bonds		9,619

Total Long-Term Debt Securities (0.0%)
(Cost $14,400)		9,619

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Clinical Data, Inc., expiring 12/31/49*† (Cost $0)	11,400	10,830

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/11
(Cost $20,639,227)	$20,639,227	20,639,227

Total Investments (100.1%) (Cost $1,291,733,134)		1,831,054,477
Other Assets Less Liabilities (-0.1%)		(1,920,843)

Net Assets (100%)		$1,829,133,634

*	Non-income producing.
†	Securities (totalling $10,830 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total value of $1,077,821.

Glossary:

ADR—American	Depositary Receipt

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	50	September-11	$3,925,400	$4,126,999	$201,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$270,439,382	$—	$—	$270,439,382
Consumer Staples	38,137,564	—	—	38,137,564
Energy	137,768,587	—	—	137,768,587
Financials	245,060,572	—	—	245,060,572
Health Care	249,770,775	—	—	249,770,775
Industrials	359,380,824	—	—	359,380,824
Information Technology	384,433,972	577,125	—	385,011,097
Materials	73,214,178	—	—	73,214,178
Telecommunication Services	22,408,030	—	—	22,408,030
Utilities	28,994,492	—	—	28,994,492
Corporate Bonds
Financials	—	9,619	—	9,619
Futures	201,599	—	—	201,599
Investment Companies
Investment Companies	209,300	—	—	209,300
Rights
Health Care	—	—	10,830	10,830
Short-Term Investments	—	20,639,227	—	20,639,227

Total Assets	$1,810,019,275	$21,225,971	$10,830	$1,831,256,076

Total Liabilities	$—	$—	$—	$—

Total	$1,810,019,275	$21,225,971	$10,830	$1,831,256,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials	Investments in Securities-Health Care

Balance as of 12/31/10	$109,383	$14,496	$—
Total gains or losses (realized/unrealized) included in earnings	(17,980)	—	10,830
Purchases	—	—	—
Sales	(91,403)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3
Transfers out of Level 3	—	(14,496)	—

Balance as of 6/30/11	$—	$—	$10,830

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—	$—	$10,830

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	201,599
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$201,599

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	181,611	—	—	181,611
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$181,611	$—	$—	$181,611

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	203,148	—	—	203,148
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$203,148	$—	$—	$203,148

The Portfolio held futures contracts with an average notional balance of approximately $6,064,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$538,818,253
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$514,664,438

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$560,106,483
Aggregate gross unrealized depreciation	(37,896,204)

Net unrealized appreciation	$522,210,279

Federal income tax cost of investments	$1,308,844,198

The Portfolio has a net capital loss carryforward of $101,667,522 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,291,733,134)	$1,831,054,477
Cash	2,738,033
Receivable for securities sold	25,186,212
Dividends, interest and other receivables	1,229,897
Receivable from Separate Accounts for Trust shares sold	719,711
Due from broker for futures variation margin	32,500
Other assets	16,028

Total assets	1,860,976,858

LIABILITIES
Payable for securities purchased	28,870,048
Payable to Separate Accounts for Trust shares redeemed	1,613,048
Investment management fees payable	1,043,874
Administrative fees payable	148,296
Distribution fees payable - Class IB	136,542
Trustees’ fees payable	1,483
Accrued expenses	29,933

Total liabilities	31,843,224

NET ASSETS	$1,829,133,634

Net assets were comprised of:
Paid in capital	$1,276,052,508
Accumulated undistributed net investment income (loss)	(790,925)
Accumulated undistributed net realized gain (loss) on investments and futures	14,349,109
Unrealized appreciation (depreciation) on investments and futures	539,522,942

Net assets	$1,829,133,634

Class IA
Net asset value, offering and redemption price per share, $1,139,735,179 / 63,265,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.02

Class IB
Net asset value, offering and redemption price per share, $689,398,455 / 39,835,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $821 foreign withholding tax)	$6,412,577

EXPENSES
Investment management fees	6,369,106
Administrative fees	904,756
Distribution fees - Class IB	850,555
Printing and mailing expenses	69,253
Custodian fees	56,036
Professional fees	25,661
Trustees’ fees	19,505
Miscellaneous	17,650

Gross expenses	8,312,522
Less: Fees paid indirectly	(15,253)

Net expenses	8,297,269

NET INVESTMENT INCOME (LOSS)	(1,884,692)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	134,060,977
Futures	181,611

Net realized gain (loss)	134,242,588

Change in unrealized appreciation (depreciation) on:
Securities	24,338,993
Futures	203,148

Net change in unrealized appreciation (depreciation)	24,542,141

NET REALIZED AND UNREALIZED GAIN (LOSS)	158,784,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,900,037

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,884,692)	$677,192
Net realized gain (loss) on investments and futures	134,242,588	179,134,914
Net change in unrealized appreciation (depreciation) on investments and futures	24,542,141	229,397,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	156,900,037	409,209,793

DIVIDENDS:
Dividends from net investment income
Class IA	—	(459,717)

TOTAL DIVIDENDS	—	(459,717)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,734,420 and 10,571,741 shares, respectively ]	98,501,592	140,431,880
Capital shares issued in reinvestment of dividends [ 0 and 28,079 shares, respectively ]	—	459,717
Capital shares repurchased [ (3,604,654) and (8,304,260) shares, respectively ]	(63,027,652)	(112,336,221)

Total Class IA transactions	35,473,940	28,555,376

Class IB
Capital shares sold [ 4,666,007 and 7,524,053 shares, respectively ]	78,796,074	102,128,766
Capital shares repurchased [ (5,494,783) and (8,228,980) shares, respectively ]	(92,405,890)	(106,113,201)

Total Class IB transactions	(13,609,816)	(3,984,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,864,124	24,570,941

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,764,161	433,321,017
NET ASSETS:
Beginning of period	1,650,369,473	1,217,048,456

End of period (a)	$1,829,133,634	$1,650,369,473

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(790,925)	$1,093,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IA			2010		2009		2008		2007		2006
Net asset value, beginning of period	$16.46		$12.33		$9.08		$16.39		$16.37		$16.28

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.02	(e)	0.02	(e)	0.02	(e)	(0.05	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.56		4.12		3.25		(7.31)		2.73		1.60

Total from investment operations	1.56		4.14		3.27		(7.29)		2.68		1.51

Less distributions:
Dividends from net investment income	—		(0.01)		(0.02)		—	#	—		—
Distributions from net realized gains	—		—		—		(0.02)		(2.66)		(1.42)

Total dividends and distributions	—		(0.01)		(0.02)		(0.02)		(2.66)		(1.42)

Net asset value, end of period	$18.02		$16.46		$12.33		$9.08		$16.39		$16.37

Total return (b)	9.48%		33.56%		36.00%		(44.52)%		17.00%		9.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,139,735		$1,006,467		$725,459		$308,472		$542,826		$509,593
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%		0.86%		0.89%		0.87%		0.86%		0.83%
Before fees paid indirectly (a)	0.85%		0.86%		0.90%		0.89%		0.87%		0.84%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.12)%		0.15%		0.24%		0.17%		(0.26)%		(0.51)%
Before fees paid indirectly (a)	(0.12)%		0.15%		0.23%		0.15%		(0.27)%		(0.52)%
Portfolio turnover rate	29%		52%		64%		115%		84%		74%

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009		2008		2007		2006
Net asset value, beginning of period	$15.83		$11.88		$8.76		$15.85		$15.95		$15.93

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.01	)(e)	—	#(e)	(0.01	)(e)	(0.09	)(e)	(0.13	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.51		3.96		3.12		(7.06)		2.65		1.57

Total from investment operations	1.48		3.95		3.12		(7.07)		2.56		1.44

Less distributions:
Dividends from net investment income	—		—		—	#	—		—		—
Distributions from net realized gains	—		—		—		(0.02)		(2.66)		(1.42)

Total dividends and distributions	—		—		—	#	(0.02)		(2.66)		(1.42)

Net asset value, end of period	$17.31		$15.83		$11.88		$8.76		$15.85		$15.95

Total return (b)	9.35%		33.25%		35.64%		(44.66)%		16.70%		8.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$689,398		$643,902		$491,589		$402,055		$771,708		$720,886
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.10%		1.11%		1.14%		1.12%		1.11%		1.08%
Before fees paid indirectly (a)	1.10%		1.11%		1.15%		1.14%		1.12%		1.09%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.37)%		(0.10)%		0.03%		(0.08)%		(0.51)%		(0.76)%
Before fees paid indirectly (a)	(0.37)%		(0.11)%		0.02%		(0.10)%		(0.52)%		(0.77)%
Portfolio turnover rate	29%		52%		64%		115%		84%		74%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Industrials	19.8%
Consumer Discretionary	14.1
Financials	12.8
Energy	8.7
Information Technology	7.1
Health Care	5.7
Materials	5.1
Utilities	2.0
Consumer Staples	1.8
Telecommunication Services	0.3
Investment Companies	0.0 #
Cash and Other	22.6

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,042.10	$4.56
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,040.10	5.82
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (2.0%)
American Axle & Manufacturing Holdings, Inc.*	6,743	$76,735
Amerigon, Inc.*	2,223	38,636
Autoliv, Inc.	51,000	4,000,950
Cooper Tire & Rubber Co.	6,279	124,261
Dana Holding Corp.*	14,740	269,742
Dorman Products, Inc.*	1,096	43,380
Drew Industries, Inc.	15,154	374,607
Exide Technologies, Inc.*	7,586	57,957
Fuel Systems Solutions, Inc.*	1,671	41,692
Gentex Corp.	108,550	3,281,467
Modine Manufacturing Co.*	4,700	72,239
Motorcar Parts of America, Inc.*	1,157	17,367
Shiloh Industries, Inc.	427	4,603
Spartan Motors, Inc.	3,491	18,851
Standard Motor Products, Inc.	2,008	30,582
Stoneridge, Inc.*	2,633	38,810
Superior Industries International, Inc.	2,340	51,737
Tenneco, Inc.*	6,101	268,871
Tower International, Inc.*	616	10,897

		8,823,384

Automobiles (1.0%)
Thor Industries, Inc.	123,000	3,547,320
Winnebago Industries, Inc.*	74,388	718,588

		4,265,908

Distributors (0.0%)
Audiovox Corp., Class A*	1,928	14,576
Core-Mark Holding Co., Inc.*	1,127	40,234
Pool Corp.	4,859	144,847
Weyco Group, Inc.	734	18,056

		217,713

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	1,810	80,563
Archipelago Learning, Inc.*	1,278	12,601
Ascent Media Corp., Class A*	1,461	77,389
Bridgepoint Education, Inc.*	1,813	45,325
Cambium Learning Group, Inc.*	1,244	4,192
Capella Education Co.*	1,595	66,751
Coinstar, Inc.*	3,169	172,837
Corinthian Colleges, Inc.*	7,944	33,841
Grand Canyon Education, Inc.*	2,913	41,306
Hillenbrand, Inc.	67,821	1,603,967
K12, Inc.*	2,620	86,827
Lincoln Educational Services Corp.	2,241	38,433
Mac-Gray Corp.	1,233	19,050
Matthews International Corp., Class A	2,987	119,928
National American University Holdings, Inc.	765	7,199
Pre-Paid Legal Services, Inc.*	752	50,001
Regis Corp.	153,871	2,357,304
Sotheby’s, Inc.	6,818	296,583
Steiner Leisure Ltd.*	1,505	68,748
Stewart Enterprises, Inc., Class A	8,143	59,444

	Number of Shares	Value (Note 1)

Strayer Education, Inc.	1,233	$155,839
Universal Technical Institute, Inc.	2,127	42,051

		5,440,179

Hotels, Restaurants & Leisure (0.8%)
AFC Enterprises, Inc.*	2,518	41,421
Ambassadors Group, Inc.	1,763	15,567
Ameristar Casinos, Inc.	3,229	76,560
Benihana, Inc., Class A*	1,242	13,029
Biglari Holdings, Inc.*	124	48,490
BJ’s Restaurants, Inc.*	2,421	126,764
Bob Evans Farms, Inc.	3,033	106,064
Boyd Gaming Corp.*	5,548	48,268
Bravo Brio Restaurant Group, Inc.*	1,925	47,028
Buffalo Wild Wings, Inc.*	1,850	122,673
California Pizza Kitchen, Inc.*	1,952	36,053
Caribou Coffee Co., Inc.*	1,264	16,735
Carrols Restaurant Group, Inc.*	1,391	14,522
CEC Entertainment, Inc.	2,038	81,744
Cheesecake Factory, Inc.*	5,842	183,264
Churchill Downs, Inc.	1,245	56,125
Cracker Barrel Old Country Store, Inc.	2,314	114,103
Denny’s Corp.*	10,083	39,122
DineEquity, Inc.*	1,565	81,803
Domino’s Pizza, Inc.*	6,227	157,169
Einstein Noah Restaurant Group, Inc.	615	9,207
Gaylord Entertainment Co.*	3,632	108,960
International Speedway Corp., Class A	2,918	82,900
Interval Leisure Group, Inc.*	4,049	55,431
Isle of Capri Casinos, Inc.*	2,001	17,709
Jack in the Box, Inc.*	5,029	114,561
Jamba, Inc.*	5,981	12,799
Krispy Kreme Doughnuts, Inc.*	5,932	56,413
Life Time Fitness, Inc.*	4,274	170,575
Luby’s, Inc.*	1,666	9,196
Marcus Corp.	2,132	21,064
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,373	11,794
Monarch Casino & Resort, Inc.*	956	9,981
Morgans Hotel Group Co.*	2,245	16,142
Multimedia Games Holding Co., Inc.*	3,055	13,900
O’Charleys, Inc.*	1,791	13,092
Orient-Express Hotels Ltd., Class A*	9,682	104,081
P.F. Chang’s China Bistro, Inc.	2,333	93,880
Papa John’s International, Inc.*	1,978	65,788
Peet’s Coffee & Tea, Inc.*	1,291	74,491
Pinnacle Entertainment, Inc.*	6,110	91,039
Red Lion Hotels Corp.*	1,387	10,957
Red Robin Gourmet Burgers, Inc.*	1,316	47,876
Ruby Tuesday, Inc.*	6,491	69,973
Ruth’s Hospitality Group, Inc.*	3,269	18,339
Scientific Games Corp., Class A*	5,886	60,861
Shuffle Master, Inc.*	5,496	51,415
Six Flags Entertainment Corp.	4,198	157,215
Sonic Corp.*	6,273	66,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Speedway Motorsports, Inc.	1,238	$17,555
Texas Roadhouse, Inc.	6,327	110,944
Town Sports International Holdings, Inc.*	1,983	15,091
Vail Resorts, Inc.	3,639	168,195

		3,374,610

Household Durables (1.5%)
American Greetings Corp., Class A	4,076	97,987
Beazer Homes USA, Inc.*	7,662	25,974
Blyth, Inc.	532	26,786
Cavco Industries, Inc.*	661	29,745
CSS Industries, Inc.	809	16,932
D.R. Horton, Inc.	68,900	793,728
Ethan Allen Interiors, Inc.	32,456	690,988
Furniture Brands International, Inc.*	4,264	17,653
Helen of Troy Ltd.*	3,115	107,561
Hooker Furniture Corp.	73,934	655,055
Hovnanian Enterprises, Inc., Class A*	6,194	14,928
iRobot Corp.*	2,395	84,520
KB Home	7,778	76,069
La-Z-Boy, Inc.*	180,552	1,782,048
Libbey, Inc.*	1,979	32,099
Lifetime Brands, Inc.	848	9,956
M.D.C. Holdings, Inc.	38,729	954,283
M/I Homes, Inc.*	61,532	754,382
Meritage Homes Corp.*	2,845	64,183
Ryland Group, Inc.	4,531	74,897
Sealy Corp.*	4,846	12,260
Skyline Corp.	726	12,705
Standard Pacific Corp.*	10,610	35,544
Universal Electronics, Inc.*	1,522	38,446

		6,408,729

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,405	7,456
Blue Nile, Inc.*	1,303	57,306
Geeknet, Inc.*	428	11,436
HSN, Inc.*	4,026	132,536
Nutrisystem, Inc.	2,789	39,213
Orbitz Worldwide, Inc.*	2,362	5,881
Overstock.com, Inc.*	1,187	18,066
PetMed Express, Inc.	2,247	26,627
Shutterfly, Inc.*	3,006	172,605
U.S. Auto Parts Network, Inc.*	1,302	9,973
Valuevision Media, Inc., Class A*	4,071	31,143

		512,242

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.*	1,225	16,452
Black Diamond, Inc.*	1,233	9,716
Brunswick Corp.	89,687	1,829,615
Callaway Golf Co.	6,674	41,512
Eastman Kodak Co.*	27,211	97,415
JAKKS Pacific, Inc.*	2,754	50,701
Johnson Outdoors, Inc., Class A*	416	7,122
Leapfrog Enterprises, Inc.*	4,300	18,146
Marine Products Corp.*	1,127	7,574

	Number of Shares	Value (Note 1)

Smith & Wesson Holding Corp.*	6,353	$19,059
Steinway Musical Instruments, Inc.*	617	15,851
Sturm Ruger & Co., Inc.	1,902	41,749
Summer Infant, Inc.*	1,276	10,361

		2,165,273

Media (0.4%)
AH Belo Corp., Class A	1,719	12,789
Arbitron, Inc.	2,746	113,492
Belo Corp., Class A*	9,390	70,707
Central European Media Enterprises Ltd., Class A*	3,671	72,502
Cinemark Holdings, Inc.	9,356	193,763
Crown Media Holdings, Inc., Class A*	3,207	6,125
Cumulus Media, Inc., Class A*	2,087	7,305
Entercom Communications Corp., Class A*	2,360	20,485
Entravision Communications Corp., Class A*	4,774	8,832
EW Scripps Co., Class A*	3,360	32,491
Fisher Communications, Inc.*	871	25,973
Global Sources Ltd.*	1,239	11,386
Global Traffic Network, Inc.*	1,403	16,121
Gray Television, Inc.*	4,856	12,820
Harte-Hanks, Inc.	4,410	35,809
interCLICK, Inc.*	2,025	16,119
Journal Communications, Inc., Class A*	4,614	23,854
Knology, Inc.*	3,054	45,352
LIN TV Corp., Class A*	3,082	15,009
Lions Gate Entertainment Corp.*	4,635	30,684
Live Nation Entertainment, Inc.*	14,256	163,516
Martha Stewart Living Omnimedia, Inc., Class A*	2,819	12,235
McClatchy Co., Class A*	6,133	17,234
MDC Partners, Inc., Class A	2,469	44,590
Meredith Corp.	3,669	114,216
National CineMedia, Inc.	5,533	93,563
New York Times Co., Class A*	13,810	120,423
Nexstar Broadcasting Group, Inc., Class A*	1,066	8,752
Outdoor Channel Holdings, Inc.*	1,521	10,404
PRIMEDIA, Inc.	1,704	12,013
ReachLocal, Inc.*	987	20,559
Rentrak Corp.*	998	17,705
Saga Communications, Inc., Class A*	342	12,654
Scholastic Corp.	2,650	70,490
Sinclair Broadcast Group, Inc., Class A	5,060	55,559
Valassis Communications, Inc.*	4,967	150,500
Value Line, Inc.	40	536
Warner Music Group Corp.*	5,800	47,676
Westwood One, Inc.*	458	2,363
World Wrestling Entertainment, Inc., Class A	2,702	25,750

		1,772,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (1.5%)
99 Cents Only Stores*	4,745	$96,039
Bon-Ton Stores, Inc.	1,108	10,770
Fred’s, Inc., Class A	126,790	1,829,580
Gordmans Stores, Inc.*	527	9,164
J.C. Penney Co., Inc.	84,000	2,901,360
Saks, Inc.*	114,692	1,281,109
Tuesday Morning Corp.*	54,703	254,369

		6,382,391

Specialty Retail (4.4%)
Aeropostale, Inc.*	8,155	142,713
America’s Car-Mart, Inc.*	935	30,855
ANN, Inc.*	5,269	137,521
Asbury Automotive Group, Inc.*	2,927	54,237
Ascena Retail Group, Inc.*	6,327	215,434
Barnes & Noble, Inc.	2,938	48,712
bebe stores, Inc.	3,759	22,967
Big 5 Sporting Goods Corp.	2,302	18,094
Body Central Corp.*	1,174	27,624
Brown Shoe Co., Inc.	153,441	1,634,147
Buckle, Inc.	2,720	116,144
Build-A-Bear Workshop, Inc.*	1,611	10,488
Cabela’s, Inc.*	4,359	118,347
Casual Male Retail Group, Inc.*	3,996	16,583
Cato Corp., Class A	68,784	1,980,979
Charming Shoppes, Inc.*	11,580	48,173
Children’s Place Retail Stores, Inc.*	2,620	116,564
Christopher & Banks Corp.	182,789	1,051,037
Citi Trends, Inc.*	1,480	22,318
Coldwater Creek, Inc.*	5,540	7,756
Collective Brands, Inc.*	6,229	91,504
Conn’s, Inc.*	1,277	11,046
Cost Plus, Inc.*	1,868	18,680
Destination Maternity Corp.	1,049	20,959
Express, Inc.	5,561	121,230
Finish Line, Inc., Class A	5,271	112,799
GameStop Corp., Class A*	86,000	2,293,620
Genesco, Inc.*	2,397	124,884
GNC Holdings, Inc., Class A*	2,284	49,814
Group 1 Automotive, Inc.	82,432	3,394,550
Haverty Furniture Cos., Inc.	1,929	22,203
hhgregg, Inc.*	1,820	24,388
Hibbett Sports, Inc.*	2,771	112,807
HOT Topic, Inc.	4,472	33,272
Jos. A. Bank Clothiers, Inc.*	2,787	139,378
Kirkland’s, Inc.*	1,699	20,422
Lithia Motors, Inc., Class A	2,232	43,814
Lumber Liquidators Holdings, Inc.*	2,288	58,115
MarineMax, Inc.*	2,383	20,875
Men’s Wearhouse, Inc.	87,304	2,942,145
Monro Muffler Brake, Inc.	3,094	115,375
New York & Co., Inc.*	2,681	13,271
Office Depot, Inc.*	27,963	118,004
OfficeMax, Inc.*	8,788	68,986
Pacific Sunwear of California, Inc.*	4,840	12,632
Penske Automotive Group, Inc.	4,550	103,467
PEP Boys-Manny, Moe & Jack	5,350	58,476
Pier 1 Imports, Inc.*	96,857	1,120,635

	Number of Shares	Value (Note 1)

Rent-A-Center, Inc.	6,423	$196,287
Rue21, Inc.*	1,520	49,400
Select Comfort Corp.*	5,620	101,048
Shoe Carnival, Inc.*	902	27,195
Sonic Automotive, Inc., Class A	4,141	60,666
Stage Stores, Inc.	3,633	61,034
Stein Mart, Inc.	2,789	26,886
Syms Corp.*	571	6,155
Systemax, Inc.*	1,061	15,851
Talbots, Inc.*	7,261	24,252
Vitamin Shoppe, Inc.*	2,499	114,354
West Marine, Inc.*	105,981	1,099,023
Wet Seal, Inc., Class A*	10,046	44,906
Winmark Corp.	209	9,056
Zale Corp.*	3,206	17,954
Zumiez, Inc.*	2,136	53,336

		18,995,447

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	4,974	153,000
Cherokee, Inc.	799	13,711
Columbia Sportswear Co.	1,212	76,841
Crocs, Inc.*	8,629	222,197
Delta Apparel, Inc.*	668	11,356
G-III Apparel Group Ltd.*	1,632	56,271
Iconix Brand Group, Inc.*	7,379	178,572
Jones Group, Inc.	8,904	96,608
Kenneth Cole Productions, Inc., Class A*	760	9,492
K-Swiss, Inc., Class A*	2,741	29,137
Liz Claiborne, Inc.*	9,605	51,387
Maidenform Brands, Inc.*	2,337	64,641
Movado Group, Inc.	1,774	30,353
Oxford Industries, Inc.	1,301	43,922
Perry Ellis International, Inc.*	1,287	32,497
Quiksilver, Inc.*	13,103	61,584
R.G. Barry Corp.	771	8,697
Skechers U.S.A., Inc., Class A*	3,776	54,676
Steven Madden Ltd.*	3,810	142,913
Timberland Co., Class A*	4,010	172,310
True Religion Apparel, Inc.*	2,607	75,812
Unifi, Inc.*	1,489	20,548
Vera Bradley, Inc.*	1,991	76,056
Warnaco Group, Inc.*	27,042	1,412,945
Wolverine World Wide, Inc.	5,030	210,003

		3,305,529

Total Consumer Discretionary		61,663,761

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	841	75,354
Central European Distribution Corp.*	7,303	81,794
Coca-Cola Bottling Co. Consolidated	452	30,582
Craft Brewers Alliance, Inc.*	956	8,231
Heckmann Corp.*	9,287	56,093
MGP Ingredients, Inc.	1,299	11,314
National Beverage Corp.	1,178	17,258
Primo Water Corp.*	1,212	17,441

		298,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.6%)
Andersons, Inc.	1,855	$78,374
Arden Group, Inc., Class A	131	12,055
Casey’s General Stores, Inc.	36,700	1,614,800
Fresh Market, Inc.*	2,824	109,232
Ingles Markets, Inc., Class A	1,312	21,713
Nash Finch Co.	1,220	43,688
Pantry, Inc.*	2,318	43,555
Pricesmart, Inc.	1,791	91,753
Rite Aid Corp.*	59,411	79,017
Ruddick Corp.	4,940	215,088
Spartan Stores, Inc.	2,327	45,446
Susser Holdings Corp.*	759	11,931
United Natural Foods, Inc.*	4,880	208,230
Village Super Market, Inc., Class A	624	17,291
Weis Markets, Inc.	1,085	44,192
Winn-Dixie Stores, Inc.*	5,655	47,785

		2,684,150

Food Products (0.9%)
Alico, Inc.	401	10,274
B&G Foods, Inc.	4,816	99,306
Calavo Growers, Inc.	1,167	24,577
Cal-Maine Foods, Inc.	1,440	46,022
Chiquita Brands International, Inc.*	4,611	60,035
Darling International, Inc.*	11,787	208,630
Diamond Foods, Inc.	2,222	169,627
Dole Food Co., Inc.*	3,622	48,969
Farmer Bros Co.	723	7,331
Fresh Del Monte Produce, Inc.	3,692	98,466
Griffin Land & Nurseries, Inc.	180	5,848
Hain Celestial Group, Inc.*	3,623	120,863
Harbinger Group, Inc.*	991	6,055
Imperial Sugar Co.	1,221	24,420
J&J Snack Foods Corp.	1,428	71,186
Lancaster Colony Corp.	39,897	2,426,536
Lifeway Foods, Inc.*	531	5,937
Limoneira Co.	749	16,920
Omega Protein Corp.*	1,929	26,620
Pilgrim’s Pride Corp.*	5,004	27,072
Sanderson Farms, Inc.	2,243	107,170
Seneca Foods Corp., Class A*	920	23,534
Smart Balance, Inc.*	5,942	30,780
Snyders-Lance, Inc.	4,726	102,223
Tootsie Roll Industries, Inc.	2,418	70,751
TreeHouse Foods, Inc.*	3,587	195,886

		4,035,038

Household Products (0.0%)
Central Garden & Pet Co., Class A*	4,833	49,055
Oil-Dri Corp. of America	571	12,231
Spectrum Brands Holdings, Inc.*	1,692	54,144
WD-40 Co.	1,700	66,368

		181,798

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,475	71,849
Female Health Co.	1,842	9,210
Inter Parfums, Inc.	1,607	37,009

	Number of Shares	Value (Note 1)

Medifast, Inc.*	1,439	$34,147
Nature’s Sunshine Products, Inc.*	1,089	21,214
Nu Skin Enterprises, Inc., Class A	5,531	207,689
Nutraceutical International Corp.*	1,038	15,964
Prestige Brands Holdings, Inc.*	5,047	64,804
Revlon, Inc., Class A*	1,084	18,211
Schiff Nutrition International, Inc.	1,337	14,961
Synutra International, Inc.*	1,773	17,411
USANA Health Sciences, Inc.*	689	21,552

		534,021

Tobacco (0.1%)
Alliance One International, Inc.*	8,450	27,293
Star Scientific, Inc.*	10,794	48,573
Universal Corp.	2,370	89,278
Vector Group Ltd.	4,526	80,518

		245,662

Total Consumer Staples		7,978,736

Energy (8.7%)
Energy Equipment & Services (6.1%)
Atwood Oceanics, Inc.*	62,900	2,775,777
Basic Energy Services, Inc.*	2,427	76,378
Bristow Group, Inc.	82,237	4,195,732
Cal Dive International, Inc.*	9,508	56,858
Complete Production Services, Inc.*	7,959	265,512
Dawson Geophysical Co.*	798	27,252
Dril-Quip, Inc.*	3,464	234,963
Exterran Holdings, Inc.*	6,393	126,773
Geokinetics, Inc.*	995	7,841
Global Geophysical Services, Inc.*	1,758	31,292
Global Industries Ltd.*	247,338	1,355,412
Gulf Island Fabrication, Inc.	1,460	47,129
Gulfmark Offshore, Inc., Class A*	2,394	105,791
Helix Energy Solutions Group, Inc.*	127,658	2,114,017
Hercules Offshore, Inc.*	11,629	64,076
Hornbeck Offshore Services, Inc.*	2,298	63,195
ION Geophysical Corp.*	13,184	124,721
Key Energy Services, Inc.*	12,581	226,458
Lufkin Industries, Inc.	3,077	264,776
Matrix Service Co.*	2,687	35,952
Mitcham Industries, Inc.*	979	16,937
Natural Gas Services Group, Inc.*	1,296	20,943
Newpark Resources, Inc.*	9,129	82,800
Oil States International, Inc.*	39,600	3,164,436
OYO Geospace Corp.*	438	43,800
Parker Drilling Co.*	11,737	68,661
PHI, Inc. (Non-Voting)*	1,328	28,857
Pioneer Drilling Co.*	5,580	85,039
RigNet, Inc.*	511	8,687
Rowan Cos., Inc.*	97,900	3,799,499
Tesco Corp.*	3,106	60,288
TETRA Technologies, Inc.*	7,736	98,479
Tidewater, Inc.	66,000	3,551,460
Union Drilling, Inc.*	1,660	17,081
Unit Corp.*	50,650	3,086,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Vantage Drilling Co.*	17,170	$31,249
Willbros Group, Inc.*	3,949	33,724

		26,397,950

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	8,191	31,372
Alon USA Energy, Inc.	1,055	11,890
Amyris, Inc.*	1,770	49,719
Apco Oil and Gas International, Inc.	933	81,106
Approach Resources, Inc.*	2,241	50,803
Arch Coal, Inc.	16,800	447,888
ATP Oil & Gas Corp.*	4,461	68,298
Berry Petroleum Co., Class A	5,199	276,223
Bill Barrett Corp.*	4,762	220,719
BPZ Resources, Inc.*	10,360	33,981
Callon Petroleum Co.*	3,917	27,497
CAMAC Energy, Inc.*	6,546	8,706
Carrizo Oil & Gas, Inc.*	3,916	163,493
Cheniere Energy, Inc.*	7,067	64,734
Clayton Williams Energy, Inc.*	594	35,670
Clean Energy Fuels Corp.*	4,995	65,684
Cloud Peak Energy, Inc.*	6,154	131,080
Comstock Resources, Inc.*	4,797	138,106
Contango Oil & Gas Co.*	1,223	71,472
Crimson Exploration, Inc.*	1,919	6,812
Crosstex Energy, Inc.	4,117	48,992
CVR Energy, Inc.*	8,851	217,912
Delek U.S. Holdings, Inc.	1,453	22,812
DHT Holdings, Inc.	6,245	23,918
Endeavour International Corp.*	3,711	55,925
Energen Corp.	33,400	1,887,100
Energy Partners Ltd.*	2,975	44,060
Energy XXI Bermuda Ltd.*	7,577	251,708
Evolution Petroleum Corp.*	1,627	11,552
Frontline Ltd.	5,181	76,368
FX Energy, Inc.*	5,215	45,788
Gastar Exploration Ltd.*	5,728	19,647
General Maritime Corp.	11,542	15,582
GeoResources, Inc.*	2,000	44,980
Gevo, Inc.*	499	7,849
GMX Resources, Inc.*	6,121	27,238
Golar LNG Ltd.	3,686	128,605
Goodrich Petroleum Corp.*	2,632	48,455
Green Plains Renewable Energy, Inc.*	2,040	22,012
Gulfport Energy Corp.*	3,910	116,088
Hallador Energy Co.	300	2,877
Harvest Natural Resources, Inc.*	3,442	37,965
Houston American Energy Corp.	1,674	30,350
Hyperdynamics Corp.*	15,600	67,080
Isramco, Inc.*	115	7,599
James River Coal Co.*	3,623	75,431
Knightsbridge Tankers Ltd.	2,228	49,083
Kodiak Oil & Gas Corp.*	18,152	104,737
L&L Energy, Inc.*	2,210	11,337
Magnum Hunter Resources Corp.*	11,198	75,698
McMoRan Exploration Co.*	9,896	182,878
Miller Energy Resources, Inc.*	3,052	19,533

	Number of Shares	Value (Note 1)

Nordic American Tanker Shipping Ltd.	4,759	$108,220
Northern Oil and Gas, Inc.*	6,369	141,073
Oasis Petroleum, Inc.*	5,991	177,813
Overseas Shipholding Group, Inc.	59,714	1,608,695
Panhandle Oil and Gas, Inc., Class A	721	21,262
Patriot Coal Corp.*	9,209	204,992
Penn Virginia Corp.	4,628	61,136
Petroleum Development Corp.*	2,409	72,053
PetroQuest Energy, Inc.*	5,671	39,810
Rentech, Inc.*	21,628	22,926
Resolute Energy Corp.*	4,614	74,562
REX American Resources Corp.*	683	11,338
Rex Energy Corp.*	3,599	36,962
Rosetta Resources, Inc.*	5,340	275,224
Scorpio Tankers, Inc.*	2,422	24,196
SemGroup Corp., Class A*	4,175	107,172
Ship Finance International Ltd.	4,539	81,793
Solazyme, Inc.*	1,104	25,359
Stone Energy Corp.*	4,941	150,157
Swift Energy Co.*	4,277	159,404
Syntroleum Corp.*	7,358	10,816
Targa Resources Corp.	1,681	56,246
Teekay Corp.	47,869	1,478,195
Teekay Tankers Ltd., Class A	4,219	39,659
Triangle Petroleum Corp.*	4,243	27,410
Uranerz Energy Corp.*	6,425	19,403
Uranium Energy Corp.*	7,200	22,032
Uranium Resources, Inc.*	9,355	15,623
Ur-Energy, Inc.*	10,180	16,288
USEC, Inc.*	11,783	39,355
VAALCO Energy, Inc.*	5,050	30,401
Venoco, Inc.*	2,951	37,596
Voyager Oil & Gas, Inc.*	4,597	13,653
W&T Offshore, Inc.	3,521	91,968
Warren Resources, Inc.*	7,072	26,944
Western Refining, Inc.*	5,341	96,512
Westmoreland Coal Co.*	952	16,898
World Fuel Services Corp.	7,152	256,971
Zion Oil & Gas, Inc.*	2,373	14,119

		11,480,648

Total Energy		37,878,598

Financials (12.8%)
Capital Markets (0.6%)
Apollo Investment Corp.	19,820	202,362
Arlington Asset Investment Corp., Class A	689	21,628
Artio Global Investors, Inc.	3,166	35,776
BGC Partners, Inc., Class A	7,569	58,508
BlackRock Kelso Capital Corp.	5,848	52,457
Calamos Asset Management, Inc., Class A	1,938	28,140
Capital Southwest Corp.	314	28,973
CIFC Deerfield Corp.*	1,091	7,473
Cohen & Steers, Inc.	1,823	60,432
Cowen Group, Inc., Class A*	7,089	26,653
Diamond Hill Investment Group, Inc.	262	21,298
Duff & Phelps Corp., Class A	3,051	39,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Edelman Financial Group, Inc.	2,177	$17,177
Epoch Holding Corp.	1,534	27,382
Evercore Partners, Inc., Class A	1,990	66,307
FBR & Co.*	4,819	16,385
Fifth Street Finance Corp.	6,853	79,495
Financial Engines, Inc.*	3,858	99,999
FXCM, Inc., Class A	1,802	17,876
GAMCO Investors, Inc., Class A	711	32,912
GFI Group, Inc.	7,044	32,332
Gladstone Capital Corp.	2,100	19,404
Gladstone Investment Corp.	2,137	15,258
Gleacher & Co., Inc.*	7,826	15,965
Golub Capital BDC, Inc.	1,004	14,990
Harris & Harris Group, Inc.*	3,073	15,764
Hercules Technology Growth Capital, Inc.	4,358	45,846
HFF, Inc., Class A*	2,917	44,018
ICG Group, Inc.*	3,996	48,871
Investment Technology Group, Inc.*	4,230	59,305
JMP Group, Inc.	1,678	11,796
KBW, Inc.	3,647	68,199
Knight Capital Group, Inc., Class A*	10,159	111,952
Kohlberg Capital Corp.	1,826	14,517
Ladenburg Thalmann Financial Services, Inc.*	10,804	14,910
Main Street Capital Corp.	2,021	38,298
MCG Capital Corp.	7,827	47,588
Medallion Financial Corp.	1,549	15,103
Medley Capital Corp.	1,136	13,337
MF Global Holdings Ltd.*	16,529	127,934
MVC Capital, Inc.	2,480	32,810
New Mountain Finance Corp.*	733	9,309
NGP Capital Resources Co.	2,112	17,318
Oppenheimer Holdings, Inc., Class A	1,024	28,887
optionsXpress Holdings, Inc.	4,323	72,108
PennantPark Investment Corp.	4,523	50,703
Piper Jaffray Cos., Inc.*	1,620	46,672
Prospect Capital Corp.	9,832	99,401
Pzena Investment Management, Inc., Class A	1,100	6,248
Safeguard Scientifics, Inc.*	2,143	40,460
Solar Capital Ltd.	3,654	90,217
Solar Senior Capital Ltd.	818	14,683
Stifel Financial Corp.*	5,435	194,899
SWS Group, Inc.	2,906	17,407
TICC Capital Corp.	3,233	31,037
Triangle Capital Corp.	1,871	34,539
Virtus Investment Partners, Inc.*	542	32,899
Westwood Holdings Group, Inc.	660	25,146

		2,560,507

Commercial Banks (2.2%)
1st Source Corp.	1,625	33,702
1st United Bancorp, Inc.*	3,019	18,778
Alliance Financial Corp./ New York	523	15,967
Ameris Bancorp*	2,305	20,445
Ames National Corp.	907	16,471
Arrow Financial Corp.	1,071	26,207

	Number of Shares	Value (Note 1)

BancFirst Corp.	732	$28,255
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,842	49,223
Bancorp Rhode Island, Inc.	373	16,904
Bancorp, Inc./Delaware*	2,960	30,932
BancorpSouth, Inc.	8,416	104,443
Bank of Kentucky Financial Corp.	544	12,115
Bank of Marin Bancorp/ California	605	21,399
Bank of the Ozarks, Inc.	1,430	74,446
Banner Corp.	1,651	28,893
Boston Private Financial Holdings, Inc.	7,758	51,048
Bridge Bancorp, Inc.	789	16,790
Bridge Capital Holdings*	828	9,174
Bryn Mawr Bank Corp.	1,100	22,275
Camden National Corp.	830	27,232
Cape Bancorp, Inc.*	1,045	10,450
Capital Bank Corp.*	1,228	4,286
Capital City Bank Group, Inc.	1,266	12,989
Cardinal Financial Corp.	2,991	32,751
Cascade Bancorp*	558	5,636
Cathay General Bancorp	7,905	129,563
Center Bancorp, Inc.	1,105	11,536
Center Financial Corp.*	3,603	22,879
Centerstate Banks, Inc.	2,951	20,421
Central Pacific Financial Corp.*	1,454	20,356
Century Bancorp, Inc./Massachusetts, Class A	355	9,393
Chemical Financial Corp.	61,810	1,159,556
Citizens & Northern Corp.	1,299	19,576
City Holding Co.	1,591	52,551
CNB Financial Corp./ Pennsylvania	1,300	18,057
CoBiz Financial, Inc.	3,148	20,588
Columbia Banking System, Inc.	4,013	69,104
Community Bank System, Inc.	3,734	92,566
Community Trust Bancorp, Inc.	1,410	39,085
CVB Financial Corp.	9,148	84,619
Eagle Bancorp, Inc.*	1,793	23,847
Encore Bancshares, Inc.*	928	11,155
Enterprise Bancorp, Inc./Massachusetts	539	8,123
Enterprise Financial Services Corp.	1,640	22,189
F.N.B. Corp./Pennsylvania	12,859	133,091
Financial Institutions, Inc.	1,442	23,678
First Bancorp, Inc./Maine	1,030	15,306
First Bancorp/North Carolina	1,518	15,544
First Busey Corp.	7,688	40,670
First Commonwealth Financial Corp.	10,586	60,764
First Community Bancshares, Inc./Virginia	1,659	23,226
First Financial Bancorp	5,880	98,137
First Financial Bankshares, Inc.	3,245	111,790
First Financial Corp./Indiana	1,164	38,109
First Interstate Bancsystem, Inc.	1,548	22,818
First Merchants Corp.	2,713	24,254
First Midwest Bancorp, Inc./ Illinois	7,593	93,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

First of Long Island Corp.	800	$22,312
FirstMerit Corp.	11,135	183,839
German American Bancorp, Inc.	1,363	22,599
Glacier Bancorp, Inc.	7,253	97,770
Great Southern Bancorp, Inc.	1,092	20,693
Hampton Roads Bankshares, Inc.*	970	9,603
Hancock Holding Co.	4,802	148,766
Hanmi Financial Corp.*	15,407	16,485
Heartland Financial USA, Inc.	1,453	21,141
Heritage Commerce Corp.*	1,962	10,026
Heritage Financial Corp./Washington	1,526	19,731
Home Bancshares, Inc./Arkansas	2,332	55,128
Hudson Valley Holding Corp.	1,460	28,193
IBERIABANK Corp.	2,763	159,259
Independent Bank Corp./Massachusetts	2,170	56,962
International Bancshares Corp.	5,399	90,325
Investors Bancorp, Inc.*	4,761	67,606
Lakeland Bancorp, Inc.	2,137	21,327
Lakeland Financial Corp.	1,639	36,484
MainSource Financial Group, Inc.	1,989	16,509
MB Financial, Inc.	5,558	106,936
Merchants Bancshares, Inc.	465	11,379
Metro Bancorp, Inc.*	1,381	15,771
Midsouth Bancorp, Inc.	835	11,381
Nara Bancorp, Inc.*	3,779	30,723
National Bankshares, Inc./ Virginia	788	19,732
National Penn Bancshares, Inc.	12,750	101,107
NBT Bancorp, Inc.	3,600	79,668
Northfield Bancorp, Inc./ New Jersey	1,908	26,826
Old National Bancorp/Indiana	9,594	103,615
OmniAmerican Bancorp, Inc.*	1,183	17,710
Oriental Financial Group, Inc.	96,633	1,245,599
Orrstown Financial Services, Inc.	787	20,706
Pacific Capital Bancorp N.A.*	406	12,907
Pacific Continental Corp.	2,042	18,684
PacWest Bancorp	3,103	63,829
Park National Corp.	1,330	87,594
Park Sterling Corp.*	2,789	13,833
Penns Woods Bancorp, Inc.	462	15,874
Peoples Bancorp, Inc./Ohio	15,294	172,363
Pinnacle Financial Partners, Inc.*	3,501	54,476
PrivateBancorp, Inc.	6,060	83,628
Prosperity Bancshares, Inc.	4,763	208,715
Renasant Corp.	2,570	37,239
Republic Bancorp, Inc./Kentucky, Class A	1,038	20,656
S&T Bancorp, Inc.	2,829	52,591
Sandy Spring Bancorp, Inc.	2,424	43,608
SCBT Financial Corp.	1,413	40,525
Seacoast Banking Corp. of Florida*	6,971	10,456
Sierra Bancorp	1,210	13,697
Signature Bank/New York*	4,173	238,696
Simmons First National Corp., Class A	1,748	44,854
Southside Bancshares, Inc.	1,731	34,369

	Number of Shares	Value (Note 1)

Southwest Bancorp, Inc./ Oklahoma*	1,932	$18,914
State Bancorp, Inc./New York	1,608	21,451
State Bank Financial Corp.*	3,160	51,729
StellarOne Corp.	2,287	27,696
Sterling Bancorp/New York	3,122	29,628
Sterling Bancshares, Inc./Texas	10,341	84,383
Sterling Financial Corp./Washington*	2,671	42,923
Suffolk Bancorp	1,050	14,658
Sun Bancorp, Inc./New Jersey*	3,625	13,231
Susquehanna Bancshares, Inc.	13,297	106,376
SVB Financial Group*	4,362	260,455
SY Bancorp, Inc.	1,330	30,923
Taylor Capital Group, Inc.*	1,211	9,882
Texas Capital Bancshares, Inc.*	3,789	97,870
Tompkins Financial Corp.	847	33,236
Tower Bancorp, Inc.	1,055	28,907
TowneBank/Virginia	2,541	33,999
Trico Bancshares	1,516	22,134
Trustmark Corp.	6,510	152,399
UMB Financial Corp.	3,276	137,199
Umpqua Holdings Corp.	11,704	135,415
Union First Market Bankshares Corp.	2,119	25,809
United Bankshares, Inc.	3,840	94,003
United Community Banks, Inc./Georgia*	1,893	19,988
Univest Corp. of Pennsylvania	1,748	27,321
Virginia Commerce Bancorp, Inc.*	2,283	13,493
Washington Banking Co.	1,586	20,967
Washington Trust Bancorp, Inc.	1,506	34,593
Webster Financial Corp.	7,282	153,068
WesBanco, Inc.	2,417	47,518
West Bancorp, Inc.	1,718	15,136
West Coast Bancorp/Oregon*	1,928	32,313
Westamerica Bancorp	2,979	146,716
Western Alliance Bancorp*	6,886	48,891
Wilshire Bancorp, Inc.*	5,817	17,102
Wintrust Financial Corp.	3,537	113,821

		9,555,332

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	5,685	39,170
Cash America International, Inc.	2,981	172,511
Credit Acceptance Corp.*	673	56,848
Dollar Financial Corp.*	4,373	94,676
EZCORP, Inc., Class A*	4,737	168,519
First Cash Financial Services, Inc.*	3,160	132,688
First Marblehead Corp.*	5,794	10,255
Imperial Holdings, Inc.*	1,800	18,288
Nelnet, Inc., Class A	2,603	57,422
Netspend Holdings, Inc.*	2,985	29,850
Nicholas Financial, Inc.*	924	10,977
World Acceptance Corp.*	1,607	105,371

		896,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Diversified Financial Services (0.1%)
California First National Bancorp	200	$3,064
Compass Diversified Holdings	4,053	66,834
Encore Capital Group, Inc.*	1,621	49,797
Gain Capital Holdings, Inc.*	707	4,815
MarketAxess Holdings, Inc.	2,925	73,300
Marlin Business Services Corp.*	891	11,271
NewStar Financial, Inc.*	2,780	29,690
PHH Corp.*	5,636	115,651
PICO Holdings, Inc.*	2,302	66,758
Portfolio Recovery Associates, Inc.*	1,730	146,687
Primus Guaranty Ltd.*	2,740	14,385

		582,252

Insurance (6.7%)
Alterra Capital Holdings Ltd.	9,116	203,287
American Equity Investment Life Holding Co.	5,971	75,891
American National Insurance Co.	10,750	833,125
American Safety Insurance Holdings Ltd.*	1,040	19,906
AMERISAFE, Inc.*	1,836	41,530
Amtrust Financial Services, Inc.	2,413	54,968
Argo Group International Holdings Ltd.	2,778	82,562
Arthur J. Gallagher & Co.	39,300	1,121,622
Aspen Insurance Holdings Ltd.	80,950	2,082,844
Baldwin & Lyons, Inc., Class B	880	20,390
Citizens, Inc./Texas*	3,932	26,816
CNO Financial Group, Inc.*	22,356	176,836
Crawford & Co., Class B	2,649	18,728
Delphi Financial Group, Inc., Class A	4,859	141,931
Donegal Group, Inc., Class A	858	10,982
eHealth, Inc.*	2,212	29,552
EMC Insurance Group, Inc.	440	8,404
Employers Holdings, Inc.	4,622	77,511
Enstar Group Ltd.*	690	72,098
FBL Financial Group, Inc., Class A	1,321	42,470
First American Financial Corp.	10,691	167,314
Flagstone Reinsurance Holdings S.A.	5,148	43,398
Fortegra Financial Corp.*	534	4,187
FPIC Insurance Group, Inc.*	830	34,594
Global Indemnity plc*	1,376	30,520
Greenlight Capital Reinsurance Ltd., Class A*	2,843	74,743
Hallmark Financial Services*	1,098	8,641
Hanover Insurance Group, Inc.	42,800	1,613,988
Harleysville Group, Inc.	1,236	38,526
HCC Insurance Holdings, Inc.	25,100	790,650
Hilltop Holdings, Inc.*	3,949	34,909
Horace Mann Educators Corp.	3,989	62,268
Independence Holding Co.	639	6,671
Infinity Property & Casualty Corp.	1,239	67,724
Kansas City Life Insurance Co.	445	13,862
Maiden Holdings Ltd.	5,154	46,901
Meadowbrook Insurance Group, Inc.	5,479	54,297

	Number of Shares	Value (Note 1)

Montpelier Reinsurance Holdings Ltd.	107,487	$1,934,766
National Financial Partners Corp.*	4,447	51,318
National Interstate Corp.	746	17,083
National Western Life Insurance Co., Class A	215	34,286
Navigators Group, Inc.*	1,350	63,450
Old Republic International Corp.	244,000	2,867,000
OneBeacon Insurance Group Ltd., Class A	2,122	28,414
Phoenix Cos., Inc.*	11,831	29,104
Platinum Underwriters Holdings Ltd.	3,782	125,714
Presidential Life Corp.	2,145	22,394
Primerica, Inc.	3,414	75,006
ProAssurance Corp.*	3,085	215,950
Protective Life Corp.	172,600	3,992,238
RLI Corp.	23,540	1,457,597
Safety Insurance Group, Inc.	1,294	54,400
SeaBright Holdings, Inc.	2,040	20,196
Selective Insurance Group, Inc.	5,393	87,744
StanCorp Financial Group, Inc.	57,000	2,404,830
State Auto Financial Corp.	1,563	27,243
Stewart Information Services Corp.	1,870	18,756
Symetra Financial Corp.	6,694	89,900
Tower Group, Inc.	104,078	2,479,138
Transatlantic Holdings, Inc.	51,000	2,499,510
United Fire & Casualty Co.	2,165	37,606
Universal Insurance Holdings, Inc.	1,829	8,542
Validus Holdings Ltd.	66,822	2,068,141

		28,944,972

Real Estate Investment Trusts (REITs) (2.3%)
Acadia Realty Trust (REIT)	4,139	84,146
Agree Realty Corp. (REIT)	1,066	23,804
Alexander’s, Inc. (REIT)	214	84,958
American Assets Trust, Inc. (REIT)	3,286	73,771
American Campus Communities, Inc. (REIT)	6,945	246,686
Anworth Mortgage Asset Corp. (REIT)	13,058	98,066
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,828	29,467
ARMOUR Residential REIT, Inc.	5,224	38,396
Ashford Hospitality Trust, Inc. (REIT)	4,789	59,623
Associated Estates Realty Corp. (REIT)	4,348	70,655
BioMed Realty Trust, Inc. (REIT)	13,384	257,508
Campus Crest Communities, Inc. (REIT)	3,088	39,959
CapLease, Inc. (REIT)	7,050	34,615
Capstead Mortgage Corp. (REIT)	7,990	107,066
CBL & Associates Properties, Inc. (REIT)	14,986	271,696
Cedar Shopping Centers, Inc. (REIT)	5,620	28,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Chatham Lodging Trust (REIT)	1,634	$26,324
Chesapeake Lodging Trust (REIT)	3,317	56,588
Cogdell Spencer, Inc. (REIT)	4,879	29,225
Colonial Properties Trust (REIT)	8,475	172,890
Colony Financial, Inc. (REIT)	3,430	61,980
Coresite Realty Corp. (REIT)	1,962	32,177
Cousins Properties, Inc. (REIT)	9,261	79,089
CreXus Investment Corp. (REIT)	6,032	67,016
Cypress Sharpridge Investments, Inc. (REIT)	8,599	110,153
DCT Industrial Trust, Inc. (REIT)	25,094	131,242
DiamondRock Hospitality Co. (REIT)	16,969	182,077
DuPont Fabros Technology, Inc. (REIT)	5,982	150,746
Dynex Capital, Inc. (REIT)	4,159	40,259
EastGroup Properties, Inc. (REIT)	2,838	120,643
Education Realty Trust, Inc. (REIT)	7,388	63,315
Entertainment Properties Trust (REIT)	4,776	223,039
Equity Lifestyle Properties, Inc. (REIT)	2,641	164,904
Equity One, Inc. (REIT)	5,528	103,042
Excel Trust, Inc. (REIT)	1,675	18,475
Extra Space Storage, Inc. (REIT)	9,563	203,979
FelCor Lodging Trust, Inc. (REIT)*	12,730	67,851
First Industrial Realty Trust, Inc. (REIT)*	7,968	91,234
First Potomac Realty Trust (REIT)	5,090	77,928
Franklin Street Properties Corp. (REIT)	7,363	95,056
Getty Realty Corp. (REIT)	2,646	66,759
Gladstone Commercial Corp. (REIT)	1,144	19,826
Glimcher Realty Trust (REIT)	10,223	97,118
Government Properties Income Trust (REIT)	3,179	85,897
Hatteras Financial Corp. (REIT)	7,710	217,653
Healthcare Realty Trust, Inc. (REIT)	7,448	153,652
Hersha Hospitality Trust (REIT)	14,227	79,244
Highwoods Properties, Inc. (REIT)	7,503	248,574
Home Properties, Inc. (REIT)	3,999	243,459
Hudson Pacific Properties, Inc. (REIT)	2,273	35,300
Inland Real Estate Corp. (REIT)	8,210	72,494
Invesco Mortgage Capital, Inc. (REIT)	7,542	159,362
Investors Real Estate Trust (REIT)	8,063	69,826
iStar Financial, Inc. (REIT)*	9,390	76,153
Kilroy Realty Corp. (REIT)	5,975	235,953
Kite Realty Group Trust (REIT)	6,160	30,677
LaSalle Hotel Properties (REIT)	8,646	227,736
Lexington Realty Trust (REIT)	12,140	110,838
LTC Properties, Inc. (REIT)	3,187	88,662

	Number of Shares	Value (Note 1)

Medical Properties Trust, Inc. (REIT)	11,671	$134,217
MFA Financial, Inc. (REIT)	36,339	292,166
Mid-America Apartment Communities, Inc. (REIT)	3,653	246,468
Mission West Properties, Inc. (REIT)	1,862	16,348
Monmouth Real Estate Investment Corp. (REIT), Class A	3,546	29,964
MPG Office Trust, Inc. (REIT)*	5,230	14,958
National Health Investors, Inc. (REIT)	2,550	113,297
National Retail Properties, Inc. (REIT)	8,792	215,492
Newcastle Investment Corp. (REIT)	8,137	47,032
NorthStar Realty Finance Corp. (REIT)	9,868	39,768
Omega Healthcare Investors, Inc. (REIT)	10,344	217,327
One Liberty Properties, Inc. (REIT)	1,290	19,918
Parkway Properties, Inc./Maryland (REIT)	2,320	39,579
Pebblebrook Hotel Trust (REIT)	5,234	105,674
Pennsylvania Real Estate Investment Trust (REIT)	5,694	89,396
PennyMac Mortgage Investment Trust (REIT)	2,000	33,140
Post Properties, Inc. (REIT)	5,119	208,650
Potlatch Corp. (REIT)	4,143	146,124
PS Business Parks, Inc. (REIT)	1,930	106,343
RAIT Financial Trust (REIT)*	11,308	23,747
Ramco-Gershenson Properties Trust (REIT)	4,060	50,263
Redwood Trust, Inc. (REIT)	8,100	122,472
Resource Capital Corp. (REIT)	7,586	47,944
Retail Opportunity Investments Corp. (REIT)	4,301	46,279
RLJ Lodging Trust (REIT)	2,826	49,088
Sabra Healthcare REIT, Inc. (REIT)	2,584	43,179
Saul Centers, Inc. (REIT)	759	29,882
Sovran Self Storage, Inc. (REIT)	2,843	116,563
STAG Industrial, Inc. (REIT)	1,590	19,478
Strategic Hotels & Resorts, Inc. (REIT)*	17,655	124,997
Summit Hotel Properties, Inc. (REIT)	2,660	30,191
Sun Communities, Inc. (REIT)	2,204	82,231
Sunstone Hotel Investors, Inc. (REIT)*	12,109	112,250
Tanger Factory Outlet Centers (REIT)	8,416	225,296
Terreno Realty Corp. (REIT)	1,172	19,936
Two Harbors Investment Corp. (REIT)	9,273	99,685
UMH Properties, Inc. (REIT)	1,495	15,997
Universal Health Realty Income Trust (REIT)	1,131	45,217
Urstadt Biddle Properties, Inc. (REIT), Class A	2,140	38,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares		Value (Note 1)

U-Store-It Trust (REIT)	10,169		$106,978
Walter Investment Management Corp. (REIT)	2,691		59,713
Washington Real Estate Investment Trust (REIT)	6,743		219,282
Whitestone REIT (REIT), Class B	803		10,214
Winthrop Realty Trust (REIT)	2,910		34,745

			10,128,017

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*	814		12,381
Consolidated-Tomoka Land Co.	438		12,527
Forestar Group, Inc.*	3,589		58,967
Kennedy-Wilson Holdings, Inc.	2,338		28,640
Tejon Ranch Co.*	1,428		48,695

			161,210

Thrifts & Mortgage Finance (0.7%)
Abington Bancorp, Inc.	2,024		21,110
Astoria Financial Corp.	8,874		113,499
Bank Mutual Corp.	4,862		17,844
BankFinancial Corp.	2,044		17,313
Beneficial Mutual Bancorp, Inc.*	3,582		29,426
Berkshire Hills Bancorp, Inc.	1,700		38,063
BofI Holding, Inc.*	886		12,767
Brookline Bancorp, Inc.	3,536		32,779
Charter Financial Corp.	572		5,663
Clifton Savings Bancorp, Inc.	1,130		12,475
Dime Community Bancshares, Inc.	3,230		46,964
Doral Financial Corp.*	12,627		24,749
ESB Financial Corp.	1,357		17,532
ESSA Bancorp, Inc.	1,120		13,910
Farmer Mac, Class C	967		21,390
First Defiance Financial Corp.*	914		13,427
First Financial Holdings, Inc.	1,751		15,707
First PacTrust Bancorp, Inc.	814		12,096
Flagstar Bancorp, Inc.*	19,417		23,106
Flushing Financial Corp.	3,158		41,054
Fox Chase Bancorp, Inc.	1,444		19,566
Franklin Financial Corp.*	1,374		16,570
Home Federal Bancorp, Inc./ Idaho	1,700		18,683
Kearny Financial Corp.	1,352		12,317
Meridian Interstate Bancorp, Inc.*	1,065		14,580
MGIC Investment Corp.*	19,000		113,050
Northwest Bancshares, Inc.	10,878		136,845
OceanFirst Financial Corp.	1,443		18,687
Ocwen Financial Corp.*	7,521		95,968
Oritani Financial Corp.	5,675		72,583
People’s United Financial, Inc.	—	@	2
PMI Group, Inc.*	15,042		16,095
Provident Financial Services, Inc.	6,135		87,853
Provident New York Bancorp	4,013		33,549
Radian Group, Inc.	13,436		56,834
Rockville Financial, Inc.	2,959		29,294
Roma Financial Corp.	1,060		11,130
Territorial Bancorp, Inc.	1,289		26,708
TrustCo Bank Corp./New York	290,785		1,424,847

	Number of Shares	Value (Note 1)

United Financial Bancorp, Inc.	1,607	$24,796
ViewPoint Financial Group	3,509	48,424
Walker & Dunlop, Inc.*	1,095	14,564
Westfield Financial, Inc.	3,094	25,123
WSFS Financial Corp.	651	25,812

		2,874,754

Total Financials		55,703,619

Health Care (5.7%)
Biotechnology (1.1%)
Achillion Pharmaceuticals, Inc.*	3,951	29,395
Acorda Therapeutics, Inc.*	3,981	128,626
Affymax, Inc.*	3,522	24,196
Alkermes, Inc.*	9,617	178,876
Allos Therapeutics, Inc.*	8,036	17,197
Alnylam Pharmaceuticals, Inc.*	3,731	34,960
AMAG Pharmaceuticals, Inc.*	2,205	41,454
Amicus Therapeutics, Inc.*	1,467	8,714
Anacor Pharmaceuticals, Inc.*	1,009	6,518
Anthera Pharmaceuticals, Inc.*	1,676	13,693
Ardea Biosciences, Inc.*	1,683	42,849
Arena Pharmaceuticals, Inc.*	14,887	20,246
ARIAD Pharmaceuticals, Inc.*	13,282	150,485
ArQule, Inc.*	5,291	33,069
Array BioPharma, Inc.*	5,949	13,326
AVEO Pharmaceuticals, Inc.*	2,653	54,678
AVI BioPharma, Inc.*	13,468	19,259
BioCryst Pharmaceuticals, Inc.*	3,100	11,842
BioMimetic Therapeutics, Inc.*	1,777	9,098
BioSante Pharmaceuticals, Inc.*	9,486	26,087
Biospecifics Technologies Corp.*	500	11,200
Biotime, Inc.*	2,667	13,682
Cell Therapeutics, Inc.*	16,718	26,331
Celldex Therapeutics, Inc.*	4,543	16,128
Cepheid, Inc.*	6,246	216,361
Chelsea Therapeutics International Ltd.*	5,338	27,224
Cleveland Biolabs, Inc.*	2,323	7,921
Codexis, Inc.*	2,416	23,266
Cornerstone Therapeutics, Inc.*	1,000	8,960
Cubist Pharmaceuticals, Inc.*	6,055	217,919
Curis, Inc.*	7,757	27,770
Cytori Therapeutics, Inc.*	4,787	22,930
DUSA Pharmaceuticals, Inc.*	2,420	15,052
Dyax Corp.*	10,027	19,854
Dynavax Technologies Corp.*	11,647	32,029
Emergent Biosolutions, Inc.*	2,441	55,045
Enzon Pharmaceuticals, Inc.*	4,205	42,260
Exact Sciences Corp.*	5,217	44,866
Exelixis, Inc.*	12,942	115,960
Genomic Health, Inc.*	1,740	48,563
Geron Corp.*	12,889	51,685
GTx, Inc.*	1,721	8,244
Halozyme Therapeutics, Inc.*	8,192	56,607
Idenix Pharmaceuticals, Inc.*	5,440	27,200
Immunogen, Inc.*	7,537	91,876
Immunomedics, Inc.*	6,656	27,090
Incyte Corp.*	8,916	168,869
Infinity Pharmaceuticals, Inc.*	2,000	16,520
Inhibitex, Inc.*	6,609	25,907
Insmed, Inc.*	2,447	29,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

InterMune, Inc.*	4,934	$176,884
Ironwood Pharmaceuticals, Inc.*	5,050	79,386
Isis Pharmaceuticals, Inc.*	10,210	93,524
Keryx Biopharmaceuticals, Inc.*	6,925	32,755
Lexicon Pharmaceuticals, Inc.*	17,249	30,358
Ligand Pharmaceuticals, Inc., Class B*	2,008	23,996
MannKind Corp.*	7,825	29,735
Maxygen, Inc.	2,935	16,054
Medivation, Inc.*	3,163	67,783
Metabolix, Inc.*	3,389	24,198
Micromet, Inc.*	9,126	52,383
Momenta Pharmaceuticals, Inc.*	4,636	90,217
Nabi Biopharmaceuticals*	4,466	24,027
Neurocrine Biosciences, Inc.*	5,009	40,322
Novavax, Inc.*	10,052	20,305
NPS Pharmaceuticals, Inc.*	8,641	81,657
Nymox Pharmaceutical Corp.*	1,914	15,982
OncoGenex Pharmaceutical, Inc.*	951	16,196
Oncothyreon, Inc.*	4,149	38,129
Onyx Pharmaceuticals, Inc.*	6,380	225,214
Opko Health, Inc.*	10,871	40,114
Orexigen Therapeutics, Inc.*	3,514	5,587
Osiris Therapeutics, Inc.*	1,736	13,437
PDL BioPharma, Inc.	13,995	82,151
Peregrine Pharmaceuticals, Inc.*	6,827	12,698
Pharmacyclics, Inc.*	4,577	47,784
PharmAthene, Inc.*	3,510	10,319
Progenics Pharmaceuticals, Inc.*	2,998	21,526
Raptor Pharmaceutical Corp.*	3,215	19,901
Rigel Pharmaceuticals, Inc.*	6,884	63,126
Sangamo BioSciences, Inc.*	5,429	31,977
Savient Pharmaceuticals, Inc.*	7,362	55,141
Sciclone Pharmaceuticals, Inc.*	3,518	21,249
Seattle Genetics, Inc.*	9,705	199,147
SIGA Technologies, Inc.*	3,438	33,486
Spectrum Pharmaceuticals, Inc.*	5,281	48,929
Sunesis Pharmaceuticals, Inc.*	2,789	5,829
SuperGen, Inc.*	5,534	16,491
Synta Pharmaceuticals Corp.*	2,372	11,931
Targacept, Inc.*	2,753	58,006
Theravance, Inc.*	6,929	153,893
Transcept Pharmaceuticals, Inc.*	467	5,114
Trius Therapeutics, Inc.*	572	4,530
Vanda Pharmaceuticals, Inc.*	2,850	20,349
Vical, Inc.*	7,386	30,430
Zalicus, Inc.*	7,446	17,722
ZIOPHARM Oncology, Inc.*	6,030	36,904
Zogenix, Inc.*	1,013	4,062

		4,612,165

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.*	2,257	61,503
ABIOMED, Inc.*	3,207	51,953
Accuray, Inc.*	6,852	54,884
Align Technology, Inc.*	6,194	141,223
Alimera Sciences, Inc.*	1,085	8,843
Alphatec Holdings, Inc.*	5,125	17,835
Analogic Corp.	1,272	66,895
AngioDynamics, Inc.*	2,550	36,287
Antares Pharma, Inc.*	8,695	19,216
ArthroCare Corp.*	2,773	92,812

	Number of Shares	Value (Note 1)

AtriCure, Inc.*	1,359	$17,531
Atrion Corp.	160	31,648
Bacterin International Holdings, Inc.*	2,019	5,734
Biolase Technology, Inc.*	2,828	14,536
Cantel Medical Corp.	1,344	36,167
Cardiovascular Systems, Inc.*	1,300	18,928
Cerus Corp.*	4,702	14,106
Conceptus, Inc.*	3,224	37,624
CONMED Corp.*	2,866	81,624
CryoLife, Inc.*	2,926	16,386
Cyberonics, Inc.*	2,829	79,071
Cynosure, Inc., Class A*	1,102	13,334
Delcath Systems, Inc.*	4,339	22,389
DexCom, Inc.*	6,735	97,590
DynaVox, Inc., Class A*	840	6,384
Endologix, Inc.*	4,954	46,072
Exactech, Inc.*	888	15,993
Greatbatch, Inc.*	2,359	63,268
Haemonetics Corp.*	2,583	166,268
Hansen Medical, Inc.*	4,434	15,120
HeartWare International, Inc.*	1,208	89,489
ICU Medical, Inc.*	1,216	53,139
Immucor, Inc.*	6,123	125,032
Insulet Corp.*	4,612	102,248
Integra LifeSciences Holdings Corp.*	2,092	100,019
Invacare Corp.	2,880	95,587
IRIS International, Inc.*	1,801	17,992
Kensey Nash Corp.*	865	21,824
MAKO Surgical Corp.*	3,219	95,701
Masimo Corp.	5,318	157,838
Medical Action Industries, Inc.*	1,461	11,907
Meridian Bioscience, Inc.	4,114	99,189
Merit Medical Systems, Inc.*	3,720	66,848
Natus Medical, Inc.*	2,987	45,253
Neogen Corp.*	2,335	105,565
Neoprobe Corp.*	8,857	29,405
NuVasive, Inc.*	4,007	131,750
NxStage Medical, Inc.*	4,481	93,294
OraSure Technologies, Inc.*	4,731	40,355
Orthofix International N.V.*	1,833	77,848
Palomar Medical Technologies, Inc.*	2,001	22,571
Quidel Corp.*	2,845	43,102
Rockwell Medical Technologies, Inc.*	1,591	20,428
RTI Biologics, Inc.*	5,624	15,241
Solta Medical, Inc.*	6,354	17,537
SonoSite, Inc.*	1,405	49,414
Spectranetics Corp.*	3,429	21,328
STAAR Surgical Co.*	3,393	17,983
Stereotaxis, Inc.*	4,285	15,040
STERIS Corp.	70,688	2,472,666
SurModics, Inc.*	1,567	17,394
Symmetry Medical, Inc.*	3,767	33,790
Synergetics USA, Inc.*	2,114	11,648
Synovis Life Technologies, Inc.*	1,198	20,869
Teleflex, Inc.	35,100	2,143,206
Tornier N.V.*	1,048	28,244
Unilife Corp.*	5,629	29,158
Uroplasty, Inc.*	2,023	15,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Vascular Solutions, Inc.*	1,605	$19,902
Volcano Corp.*	5,234	169,006
West Pharmaceutical Services, Inc.	29,371	1,285,275
Wright Medical Group, Inc.*	3,924	58,860
Young Innovations, Inc.	596	16,998
Zoll Medical Corp.*	2,213	125,389

		9,581,729

Health Care Providers & Services (0.9%)
Accretive Health, Inc.*	4,019	115,707
Air Methods Corp.*	1,154	86,250
Alliance HealthCare Services, Inc.*	2,785	10,583
Almost Family, Inc.*	845	23,153
Amedisys, Inc.*	2,959	78,798
American Dental Partners, Inc.*	1,594	20,658
AMN Healthcare Services, Inc.*	4,000	33,280
Amsurg Corp.*	3,181	83,120
Assisted Living Concepts, Inc., Class A	1,980	33,224
Bio-Reference Labs, Inc.*	2,456	51,330
BioScrip, Inc.*	4,103	26,628
Capital Senior Living Corp.*	2,877	26,727
CardioNet, Inc.*	2,483	13,185
Centene Corp.*	5,070	180,137
Chemed Corp.	2,170	142,178
Chindex International, Inc.*	1,189	16,194
Continucare Corp.*	2,894	17,885
Corvel Corp.*	643	30,157
Cross Country Healthcare, Inc.*	2,863	21,759
Emeritus Corp.*	3,086	65,578
Ensign Group, Inc.	1,658	50,387
ExamWorks Group, Inc.*	2,741	69,594
Five Star Quality Care, Inc.*	3,239	18,819
Gentiva Health Services, Inc.*	3,100	64,573
Hanger Orthopedic Group, Inc.*	3,378	82,660
HealthSouth Corp.*	9,602	252,053
Healthspring, Inc.*	6,148	283,484
Healthways, Inc.*	3,499	53,115
HMS Holdings Corp.*	2,846	218,772
IPC The Hospitalist Co., Inc.*	1,673	77,544
Kindred Healthcare, Inc.*	5,296	113,705
Landauer, Inc.	938	57,771
LHC Group, Inc.*	1,607	37,057
Magellan Health Services, Inc.*	3,272	179,109
MedCath Corp.*	1,921	26,106
MedQuist Holdings, Inc.*	3,139	40,556
Metropolitan Health Networks, Inc.*	4,274	20,472
Molina Healthcare, Inc.*	2,863	77,645
MWI Veterinary Supply, Inc.*	1,260	101,770
National Healthcare Corp.	1,056	52,346
National Research Corp.	203	7,416
Owens & Minor, Inc.	6,441	222,150
PharMerica Corp.*	3,019	38,522
Providence Service Corp.*	1,277	16,154
PSS World Medical, Inc.*	5,610	157,136
RadNet, Inc.*	3,031	13,336
Rural/Metro Corp.*	1,877	32,359
Select Medical Holdings Corp.*	4,649	41,237

	Number of Shares	Value (Note 1)

Skilled Healthcare Group, Inc., Class A*	1,912	$18,088
Sun Healthcare Group, Inc.*	2,584	20,724
Sunrise Senior Living, Inc.*	5,812	55,388
Team Health Holdings, Inc.*	2,667	60,034
Triple-S Management Corp., Class B*	2,001	43,482
U.S. Physical Therapy, Inc.	1,208	29,874
Universal American Corp.	3,250	35,588
WellCare Health Plans, Inc.*	4,310	221,577

		3,967,134

Health Care Technology (0.1%)
athenahealth, Inc.*	3,514	144,425
Computer Programs & Systems, Inc.	1,114	70,717
ePocrates, Inc.*	673	12,410
HealthStream, Inc.*	1,503	19,945
MedAssets, Inc.*	4,782	63,888
Medidata Solutions, Inc.*	2,116	50,509
Merge Healthcare, Inc.*	5,311	27,617
Omnicell, Inc.*	3,394	52,912
Quality Systems, Inc.	1,958	170,933
Transcend Services, Inc.*	904	26,569

		639,925

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*	7,291	57,818
Albany Molecular Research, Inc.*	2,251	10,827
BG Medicine, Inc.*	629	5,007
Caliper Life Sciences, Inc.*	4,679	37,947
Cambrex Corp.*	2,876	13,287
Complete Genomics, Inc.*	975	14,898
Enzo Biochem, Inc.*	4,230	17,977
eResearchTechnology, Inc.*	4,896	31,187
Fluidigm Corp.*	654	10,968
Furiex Pharmaceuticals, Inc.*	975	17,345
Harvard Bioscience, Inc.*	2,158	11,502
Kendle International, Inc.*	1,501	22,635
Luminex Corp.*	3,821	79,859
Medtox Scientific, Inc.	762	13,312
Mettler-Toledo International, Inc.*	7,300	1,231,291
Pacific Biosciences of California, Inc.*	3,368	39,406
PAREXEL International Corp.*	5,943	140,017
Pharmaceutical Product Development, Inc.	85,400	2,292,136
Sequenom, Inc.*	10,172	76,799

		4,124,218

Pharmaceuticals (0.5%)
Acura Pharmaceuticals, Inc.*	1,022	3,955
Aegerion Pharmaceuticals, Inc.*	748	11,781
Akorn, Inc.*	5,656	39,592
Ampio Pharmaceuticals, Inc.*	1,938	15,097
Auxilium Pharmaceuticals, Inc.*	4,829	94,648
AVANIR Pharmaceuticals, Inc., Class A*	12,502	42,007
Cadence Pharmaceuticals, Inc.*	3,800	34,960
Columbia Laboratories, Inc.*	7,271	22,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Corcept Therapeutics, Inc.*	3,999	$15,956
Depomed, Inc.*	5,401	44,180
Durect Corp.*	8,356	16,963
Endocyte, Inc.*	1,465	20,979
Hi-Tech Pharmacal Co., Inc.*	1,042	30,145
Impax Laboratories, Inc.*	6,544	142,594
ISTA Pharmaceuticals, Inc.*	2,583	19,747
Jazz Pharmaceuticals, Inc.*	2,226	74,237
KV Pharmaceutical Co., Class A*	5,205	14,158
Lannett Co., Inc.*	1,400	6,972
MAP Pharmaceuticals, Inc.*	2,187	34,926
Medicines Co.*	5,430	89,649
Medicis Pharmaceutical Corp., Class A	6,251	238,601
Nektar Therapeutics*	11,681	84,921
Neostem, Inc.*	4,003	5,924
Obagi Medical Products, Inc.*	1,864	17,578
Optimer Pharmaceuticals, Inc.*	4,645	55,229
Pacira Pharmaceuticals, Inc.*	466	5,592
Pain Therapeutics, Inc.*	3,783	14,640
Par Pharmaceutical Cos., Inc.*	3,664	120,839
Pernix Therapeutics Holdings*	281	2,391
Pozen, Inc.*	2,420	10,164
Questcor Pharmaceuticals, Inc.*	5,371	129,441
Sagent Pharmaceuticals, Inc.*	677	18,265
Salix Pharmaceuticals Ltd.*	5,889	234,559
Santarus, Inc.*	5,210	17,558
Sucampo Pharmaceuticals, Inc., Class A*	1,121	4,596
ViroPharma, Inc.*	7,670	141,895
Vivus, Inc.*	8,212	66,846
XenoPort, Inc.*	3,561	25,354

		1,969,406

Total Health Care		24,894,577

Industrials (19.8%)
Aerospace & Defense (1.3%)
AAR Corp.	53,044	1,436,962
Aerovironment, Inc.*	1,717	60,696
American Science & Engineering, Inc.	910	72,800
Astronics Corp.*	987	30,400
Ceradyne, Inc.*	52,580	2,050,094
Cubic Corp.	1,594	81,278
Curtiss-Wright Corp.	4,689	151,783
DigitalGlobe, Inc.*	3,545	90,078
Ducommun, Inc.	1,108	22,792
Esterline Technologies Corp.*	3,069	234,472
GenCorp, Inc.*	5,990	38,456
GeoEye, Inc.*	2,249	84,113
HEICO Corp.	4,198	229,798
Hexcel Corp.*	9,845	215,507
Keyw Holding Corp.*	1,801	22,314
Kratos Defense & Security Solutions, Inc.*	2,347	28,539
LMI Aerospace, Inc.*	984	24,039
Moog, Inc., Class A*	4,581	199,365
National Presto Industries, Inc.	477	48,411
Orbital Sciences Corp.*	5,895	99,331
Taser International, Inc.*	5,850	26,617

	Number of Shares	Value (Note 1)

Teledyne Technologies, Inc.*	3,708	$186,735
Triumph Group, Inc.	1,897	188,903

		5,623,483

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,200	35,620
Atlas Air Worldwide Holdings, Inc.*	2,636	156,868
Forward Air Corp.	2,983	100,796
Hub Group, Inc., Class A*	3,713	139,832
Pacer International, Inc.*	3,799	17,931
Park-Ohio Holdings Corp.*	859	18,159

		469,206

Airlines (0.6%)
Alaska Air Group, Inc.*	3,626	248,236
Allegiant Travel Co.*	1,477	73,112
Hawaiian Holdings, Inc.*	4,910	27,987
JetBlue Airways Corp.*	24,935	152,103
Republic Airways Holdings, Inc.*	4,760	25,990
SkyWest, Inc.	138,994	2,093,250
Spirit Airlines, Inc.*	1,570	18,824
U.S. Airways Group, Inc.*	16,410	146,213

		2,785,715

Building Products (2.1%)
A.O. Smith Corp.	22,857	966,851
AAON, Inc.	1,830	39,967
Ameresco, Inc., Class A*	1,756	24,900
American Woodmark Corp.	63,146	1,093,689
Ameron International Corp.	933	61,280
Apogee Enterprises, Inc.	116,736	1,495,388
Builders FirstSource, Inc.*	5,147	11,066
Gibraltar Industries, Inc.*	102,568	1,161,070
Griffon Corp.*	4,768	48,061
Insteel Industries, Inc.	1,726	21,644
NCI Building Systems, Inc.*	1,972	22,461
Quanex Building Products Corp.	3,866	63,364
Simpson Manufacturing Co., Inc.	65,881	1,967,866
Trex Co., Inc.*	1,586	38,825
Universal Forest Products, Inc.	83,495	2,000,540
USG Corp.*	7,176	102,904

		9,119,876

Commercial Services & Supplies (2.0%)
A.T. Cross Co., Class A*	879	10,012
ABM Industries, Inc.	106,218	2,479,128
ACCO Brands Corp.*	5,569	43,717
American Reprographics Co.*	3,790	26,795
APAC Customer Services, Inc.*	3,400	18,122
Brink’s Co.	4,718	140,738
Casella Waste Systems, Inc., Class A*	2,352	14,347
Cenveo, Inc.*	5,594	35,802
Clean Harbors, Inc.*	2,377	245,425
Consolidated Graphics, Inc.*	919	50,499
Courier Corp.	1,097	12,122
Deluxe Corp.	5,140	127,009
EnergySolutions, Inc.	8,141	40,217
EnerNOC, Inc.*	2,333	36,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ennis, Inc.	2,706	$47,084
Fuel Tech, Inc.*	1,923	12,749
G&K Services, Inc., Class A	1,839	62,269
GEO Group, Inc.*	6,531	150,409
Healthcare Services Group, Inc.	6,673	108,436
Heritage-Crystal Clean, Inc.*	449	8,612
Herman Miller, Inc.	5,810	158,148
Higher One Holdings, Inc.*	3,066	58,009
HNI Corp.	4,514	113,392
InnerWorkings, Inc.*	2,543	21,209
Interface, Inc., Class A	5,324	103,126
Intersections, Inc.	878	15,980
Kimball International, Inc., Class B	3,257	20,942
Knoll, Inc.	4,782	95,975
M&F Worldwide Corp.*	1,073	27,726
McGrath RentCorp	2,430	68,234
Metalico, Inc.*	4,142	24,438
Mine Safety Appliances Co.	54,827	2,047,240
Mobile Mini, Inc.*	3,754	79,547
Multi-Color Corp.	1,170	28,887
Quad/Graphics, Inc.	2,525	98,121
Rollins, Inc.	6,422	130,880
Schawk, Inc.	56,719	939,267
Standard Parking Corp.*	1,563	24,961
Steelcase, Inc., Class A	7,958	90,642
Swisher Hygiene, Inc.*	8,525	47,996
Sykes Enterprises, Inc.*	4,201	90,448
Team, Inc.*	1,941	46,836
Tetra Tech, Inc.*	6,279	141,277
TMS International Corp., Class A*	1,247	16,273
TRC Cos., Inc.*	1,707	10,669
U.S. Ecology, Inc.	1,852	31,669
UniFirst Corp.	1,435	80,633
United Stationers, Inc.	4,639	164,360
Viad Corp.	2,078	46,319
WCA Waste Corp.*	1,518	8,744

		8,502,161

Construction & Engineering (1.1%)
Argan, Inc.*	849	8,609
Comfort Systems USA, Inc.	3,804	40,360
Dycom Industries, Inc.*	3,578	58,464
EMCOR Group, Inc.*	46,260	1,355,881
Furmanite Corp.*	3,773	29,958
Granite Construction, Inc.	107,398	2,634,473
Great Lakes Dredge & Dock Corp.	5,759	32,135
Insituform Technologies, Inc., Class A*	3,998	83,838
Layne Christensen Co.*	1,987	60,286
MasTec, Inc.*	5,675	111,911
Michael Baker Corp.*	822	17,361
MYR Group, Inc.*	2,019	47,245
Northwest Pipe Co.*	915	23,845
Orion Marine Group, Inc.*	2,811	26,451
Pike Electric Corp.*	1,690	14,940
Primoris Services Corp.	2,655	34,249
Sterling Construction Co., Inc.*	1,729	23,808
Tutor Perini Corp.	3,130	60,033
UniTek Global Services, Inc.*	994	7,863

		4,671,710

	Number of Shares	Value (Note 1)

Electrical Equipment (2.0%)
A123 Systems, Inc.*	8,867	$47,172
Active Power, Inc.*	7,831	19,186
Acuity Brands, Inc.	4,382	244,428
American Superconductor Corp.*	4,660	42,126
AZZ, Inc.	1,284	58,807
Belden, Inc.	4,746	165,446
Brady Corp., Class A	74,801	2,398,120
Broadwind Energy, Inc.*	10,728	15,556
Capstone Turbine Corp.*	25,230	38,602
Coleman Cable, Inc.*	806	11,840
Encore Wire Corp.	1,851	44,831
Ener1, Inc.*	7,983	8,781
EnerSys*	5,053	173,924
Franklin Electric Co., Inc.	32,702	1,535,359
FuelCell Energy, Inc.*	12,388	16,228
Generac Holdings, Inc.*	2,493	48,364
Global Power Equipment Group, Inc.*	1,565	41,504
II-VI, Inc.*	5,180	132,608
LSI Industries, Inc.	1,887	14,983
Powell Industries, Inc.*	25,860	943,890
PowerSecure International, Inc.*	1,953	14,101
Preformed Line Products Co.	265	18,863
Roper Industries, Inc.	26,450	2,203,285
SatCon Technology Corp.*	7,808	18,661
Thermon Group Holdings, Inc.*	972	11,664
Valence Technology, Inc.*	6,544	7,722
Vicor Corp.	1,950	31,531
Woodward, Inc.	6,203	216,237

		8,523,819

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	54,200	2,668,266
Raven Industries, Inc.	1,815	101,114
Seaboard Corp.	31	74,958
Standex International Corp.	1,259	38,613
Tredegar Corp.	2,439	44,756
United Capital Corp.*	211	6,319

		2,934,026

Machinery (7.7%)
3D Systems Corp.*	4,260	83,965
Accuride Corp.*	4,027	50,861
Actuant Corp., Class A	6,930	185,932
Alamo Group, Inc.	703	16,661
Albany International Corp., Class A	2,769	73,074
Altra Holdings, Inc.*	2,716	65,157
American Railcar Industries, Inc.*	949	22,254
Ampco-Pittsburgh Corp.	875	20,519
Astec Industries, Inc.*	52,999	1,959,903
Badger Meter, Inc.	1,512	55,929
Barnes Group, Inc.	5,480	135,959
Blount International, Inc.*	4,952	86,511
Briggs & Stratton Corp.	76,520	1,519,687
Cascade Corp.	953	45,334
Chart Industries, Inc.*	2,956	159,565
CIRCOR International, Inc.	22,587	967,401
CLARCOR, Inc.	5,081	240,230
CNH Global N.V.*	11,000	425,150
Colfax Corp.*	2,486	61,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Columbus McKinnon Corp.*	1,943	$34,896
Commercial Vehicle Group, Inc.*	2,871	40,740
Douglas Dynamics, Inc.	1,828	28,864
Dynamic Materials Corp.	1,324	29,684
Energy Recovery, Inc.*	4,440	14,519
EnPro Industries, Inc.*	36,201	1,740,182
ESCO Technologies, Inc.	2,678	98,550
Federal Signal Corp.	6,304	41,354
Flow International Corp.*	4,576	16,291
Force Protection, Inc.*	7,064	35,073
FreightCar America, Inc.*	1,213	30,737
Gardner Denver, Inc.	39,400	3,311,570
Gorman-Rupp Co.	1,542	50,793
Graco, Inc.	52,000	2,634,320
Graham Corp.	1,010	20,604
Greenbrier Cos., Inc.*	1,911	37,761
Hurco Cos., Inc.*	623	20,067
John Bean Technologies Corp.	2,821	54,502
Kadant, Inc.*	1,221	38,474
Kaydon Corp.	3,298	123,081
Kennametal, Inc.	62,900	2,655,009
L.B. Foster Co., Class A	966	31,791
Lincoln Electric Holdings, Inc.	54,500	1,953,825
Lindsay Corp.	1,274	87,651
Lydall, Inc.*	1,734	20,739
Meritor, Inc.*	9,548	153,150
Met-Pro Corp.	1,608	18,299
Middleby Corp.*	1,884	177,171
Miller Industries, Inc.	1,164	21,755
Mueller Industries, Inc.	87,104	3,302,113
Mueller Water Products, Inc., Class A	15,749	62,681
NACCO Industries, Inc., Class A	594	57,511
NN, Inc.*	1,659	24,819
Nordson Corp.	33,300	1,826,505
Omega Flex, Inc.*	347	4,868
PMFG, Inc.*	1,723	34,202
RBC Bearings, Inc.*	2,215	83,638
Robbins & Myers, Inc.	3,981	210,396
Sauer-Danfoss, Inc.*	1,165	58,704
Sun Hydraulics Corp.	1,344	64,243
Tecumseh Products Co., Class A*	1,816	18,523
Tennant Co.	1,932	77,145
Timken Co.	15,100	761,040
Titan International, Inc.	4,295	104,197
Trimas Corp.*	2,548	63,063
Trinity Industries, Inc.	117,400	4,094,912
Twin Disc, Inc.	857	33,106
Wabash National Corp.*	160,802	1,506,715
Watts Water Technologies, Inc., Class A	45,032	1,594,583
Xerium Technologies, Inc.*	1,088	20,182

		33,700,343

Marine (0.0%)
Baltic Trading Ltd.	1,416	8,128
Eagle Bulk Shipping, Inc.*	6,672	16,546
Excel Maritime Carriers Ltd.*	4,521	14,015
Genco Shipping & Trading Ltd.*	2,980	22,410
International Shipholding Corp.	571	12,151
Ultrapetrol Bahamas Ltd.*	2,073	10,241

		83,491

	Number of Shares	Value (Note 1)

Professional Services (0.7%)
Acacia Research Corp. - Acacia Technologies*	4,305	$157,950
Advisory Board Co.*	1,605	92,897
Barrett Business Services, Inc.	873	12,501
CBIZ, Inc.*	4,157	30,595
CDI Corp.	1,257	16,706
Corporate Executive Board Co.	3,479	151,858
CoStar Group, Inc.*	2,545	150,868
CRA International, Inc.*	1,139	30,855
Dolan Co.*	3,163	26,791
Exponent, Inc.*	1,423	61,915
Franklin Covey Co.*	1,419	13,736
FTI Consulting, Inc.*	4,237	160,752
GP Strategies Corp.*	1,544	21,091
Heidrick & Struggles International, Inc.	1,803	40,820
Hill International, Inc.*	2,570	14,803
Hudson Highland Group, Inc.*	3,439	18,399
Huron Consulting Group, Inc.*	2,247	67,882
ICF International, Inc.*	1,963	49,821
Insperity, Inc.	47,993	1,421,073
Kelly Services, Inc., Class A*	2,756	45,474
Kforce, Inc.*	3,364	44,001
Korn/Ferry International*	4,714	103,661
Mistras Group, Inc.*	1,400	22,680
Navigant Consulting, Inc.*	5,167	54,202
Odyssey Marine Exploration, Inc.*	6,635	20,768
On Assignment, Inc.*	3,674	36,115
Resources Connection, Inc.	4,776	57,503
RPX Corp.*	947	26,544
School Specialty, Inc.*	1,630	23,456
SFN Group, Inc.*	5,146	46,777
TrueBlue, Inc.*	4,516	65,392
VSE Corp.	440	10,956

		3,098,842

Road & Rail (1.0%)
Amerco, Inc.*	869	83,554
Arkansas Best Corp.	2,572	61,034
Avis Budget Group, Inc.*	10,645	181,923
Celadon Group, Inc.*	2,010	28,060
Covenant Transportation Group, Inc., Class A*	707	5,479
Dollar Thrifty Automotive Group, Inc.*	2,920	215,321
Genesee & Wyoming, Inc., Class A*	49,708	2,914,877
Heartland Express, Inc.	5,103	84,506
Knight Transportation, Inc.	6,211	105,525
Marten Transport Ltd.	1,583	34,193
Old Dominion Freight Line, Inc.*	4,769	177,884
Patriot Transportation Holding, Inc.*	633	14,160
Quality Distribution, Inc.*	1,451	18,892
RailAmerica, Inc.*	2,170	32,550
Roadrunner Transportation Systems, Inc.*	861	12,984
Saia, Inc.*	1,690	28,645
Swift Transportation Co.*	7,958	107,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Truckload Services, Inc.*	600	$10,278
Werner Enterprises, Inc.	4,448	111,422
Zipcar, Inc.*	1,011	20,634

		4,249,752

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,472	16,587
Aircastle Ltd.	5,802	73,801
Applied Industrial Technologies, Inc.	33,786	1,203,119
Beacon Roofing Supply, Inc.*	4,628	105,611
CAI International, Inc.*	1,257	25,970
DXP Enterprises, Inc.*	882	22,359
Essex Rental Corp.*	1,541	10,155
H&E Equipment Services, Inc.*	2,891	40,445
Houston Wire & Cable Co.	1,765	27,446
Interline Brands, Inc.*	3,415	62,734
Kaman Corp.	2,643	93,747
Lawson Products, Inc.	390	7,671
RSC Holdings, Inc.*	6,805	81,388
Rush Enterprises, Inc., Class A*	3,238	61,619
SeaCube Container Leasing Ltd.	1,117	19,190
TAL International Group, Inc.	2,007	69,302
Textainer Group Holdings Ltd.	1,149	35,320
Titan Machinery, Inc.*	1,544	44,436
United Rentals, Inc.*	6,309	160,249
Watsco, Inc.	2,850	193,772

		2,354,921

Total Industrials		86,117,345

Information Technology (7.1%)
Communications Equipment (0.7%)
ADTRAN, Inc.	6,522	252,467
Anaren, Inc.*	1,527	32,449
Arris Group, Inc.*	12,509	145,229
Aruba Networks, Inc.*	8,598	254,071
Aviat Networks, Inc.*	6,151	24,235
Bel Fuse, Inc., Class B	1,076	23,338
BigBand Networks, Inc.*	4,900	10,633
Black Box Corp.	1,794	56,098
Blue Coat Systems, Inc.*	4,378	95,703
Calix, Inc.*	3,776	78,616
Communications Systems, Inc.	609	10,919
Comtech Telecommunications Corp.	2,703	75,792
DG FastChannel, Inc.*	2,758	88,394
Dialogic, Inc.*	1,417	6,377
Digi International, Inc.*	2,576	33,488
Emcore Corp.*	8,740	23,948
EMS Technologies, Inc.*	1,549	51,071
Emulex Corp.*	8,831	75,947
Extreme Networks, Inc.*	9,116	29,536
Finisar Corp.*	9,012	162,486
Globecomm Systems, Inc.*	2,284	35,539
Harmonic, Inc.*	11,449	82,776
Infinera Corp.*	10,487	72,465
InterDigital, Inc.	4,573	186,807
Ixia*	3,860	49,408
KVH Industries, Inc.*	1,512	16,073

	Number of Shares	Value (Note 1)

Loral Space & Communications, Inc.*	1,102	$76,556
Meru Networks, Inc.*	1,060	12,731
NETGEAR, Inc.*	3,711	162,245
Numerex Corp., Class A*	850	8,270
Oclaro, Inc.*	5,081	34,144
Oplink Communications, Inc.*	2,076	38,676
Opnext, Inc.*	3,992	9,102
ORBCOMM, Inc.*	3,292	10,304
Plantronics, Inc.	4,852	177,244
Powerwave Technologies, Inc.*	17,386	51,289
Procera Networks, Inc.*	1,126	12,082
SeaChange International, Inc.*	2,667	28,750
ShoreTel, Inc.*	4,782	48,776
Sonus Networks, Inc.*	21,025	68,121
Sycamore Networks, Inc.	1,997	44,413
Symmetricom, Inc.*	4,436	25,862
Tekelec*	6,259	57,145
ViaSat, Inc.*	3,649	157,892
Westell Technologies, Inc., Class A*	5,171	18,460

		3,015,927

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	2,953	55,635
Cray, Inc.*	3,818	24,435
Dot Hill Systems Corp.*	5,394	15,319
Electronics for Imaging, Inc.*	4,757	81,916
Hypercom Corp.*	5,538	54,439
Imation Corp.*	3,046	28,754
Immersion Corp.*	2,871	24,490
Intermec, Inc.*	5,923	65,390
Intevac, Inc.*	2,321	23,697
Novatel Wireless, Inc.*	3,078	16,867
OCZ Technology Group, Inc.*	5,162	41,296
Quantum Corp.*	22,750	75,075
Rimage Corp.	977	13,121
Silicon Graphics International Corp.*	3,133	53,888
STEC, Inc.*	4,206	71,544
Stratasys, Inc.*	2,130	71,781
Super Micro Computer, Inc.*	2,678	43,089
Synaptics, Inc.*	3,468	89,266
Xyratex Ltd.*	3,101	31,816

		881,818

Electronic Equipment, Instruments & Components (2.1%)
Aeroflex Holding Corp.*	1,971	35,774
Agilysys, Inc.*	1,797	14,987
Anixter International, Inc.	2,938	191,969
Benchmark Electronics, Inc.*	201,140	3,318,810
Brightpoint, Inc.*	6,987	56,665
Checkpoint Systems, Inc.*	3,990	71,341
Cognex Corp.	4,173	147,849
Coherent, Inc.*	2,524	139,501
CTS Corp.	3,545	34,280
Daktronics, Inc.	3,541	38,207
DDi Corp.	1,588	15,149
DTS, Inc.*	1,763	71,490
Echelon Corp.*	3,479	31,624
Electro Rent Corp.	1,921	32,887
Electro Scientific Industries, Inc.*	2,302	44,429

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

eMagin Corp.*	1,695	$10,289
Fabrinet*	2,043	49,604
FARO Technologies, Inc.*	1,679	73,540
Gerber Scientific, Inc.*	2,504	27,869
GSI Group, Inc.*	2,555	30,788
Identive Group, Inc.*	3,842	8,913
Insight Enterprises, Inc.*	4,708	83,379
Kemet Corp.*	4,430	63,305
L-1 Identity Solutions, Inc.*	7,555	88,771
LeCroy Corp.*	1,602	19,288
Littelfuse, Inc.	2,300	135,056
Maxwell Technologies, Inc.*	2,801	45,348
Measurement Specialties, Inc.*	1,511	53,943
Mercury Computer Systems, Inc.*	3,013	56,283
Methode Electronics, Inc.	3,779	43,874
Microvision, Inc.*	10,620	12,956
MTS Systems Corp.	1,584	66,259
Multi-Fineline Electronix, Inc.*	13,624	294,415
NeoPhotonics Corp.*	824	5,702
Newport Corp.*	3,792	68,901
OSI Systems, Inc.*	1,909	82,087
Park Electrochemical Corp.	2,073	57,940
PC Connection, Inc.*	890	7,369
Plexus Corp.*	3,798	132,208
Power-One, Inc.*	6,918	56,036
Pulse Electronics Corp.	4,264	18,847
RadiSys Corp.*	2,007	14,631
Richardson Electronics Ltd.	1,464	19,896
Rofin-Sinar Technologies, Inc.*	70,972	2,423,694
Rogers Corp.*	1,614	74,567
Sanmina-SCI Corp.*	8,180	84,499
Scansource, Inc.*	2,722	102,021
SMART Modular Technologies (WWH), Inc.*	6,549	59,989
SYNNEX Corp.*	2,521	79,916
TTM Technologies, Inc.*	5,260	84,265
Universal Display Corp.*	3,876	136,009
Viasystems Group, Inc.*	259	5,825
Vishay Precision Group, Inc.*	1,209	20,408
X-Rite, Inc.*	2,765	13,742
Zygo Corp.*	1,639	21,668

		8,979,062

Internet Software & Services (0.6%)
Active Network, Inc.*	1,224	21,542
Ancestry.com, Inc.*	3,193	132,158
comScore, Inc.*	3,202	82,932
Constant Contact, Inc.*	2,932	74,414
Cornerstone OnDemand, Inc.*	1,124	19,839
DealerTrack Holdings, Inc.*	4,157	95,403
Demand Media, Inc.*	800	10,840
Dice Holdings, Inc.*	4,855	65,640
Digital River, Inc.*	4,014	129,090
EarthLink, Inc.	11,067	85,161
Envestnet, Inc.*	1,904	28,274
FriendFinder Networks, Inc.*	608	2,469
InfoSpace, Inc.*	3,812	34,765
Internap Network Services Corp.*	5,302	38,970
INTL FCStone, Inc.*	1,367	33,095
IntraLinks Holdings, Inc.*	3,228	55,780
j2 Global Communications, Inc.*	4,676	132,004
Keynote Systems, Inc.	1,425	30,823

	Number of Shares	Value (Note 1)

KIT Digital, Inc.*	3,548	$42,363
Limelight Networks, Inc.*	6,820	31,099
Liquidity Services, Inc.*	1,886	44,528
LivePerson, Inc.*	5,301	74,956
LogMeIn, Inc.*	2,053	79,184
LoopNet, Inc.*	1,699	31,228
Marchex, Inc., Class B	2,089	18,550
Mediamind Technologies, Inc.*	786	17,245
ModusLink Global Solutions, Inc.	4,420	19,802
Move, Inc.*	16,174	35,421
NIC, Inc.	6,428	86,521
OpenTable, Inc.*	2,379	197,743
Openwave Systems, Inc.*	8,454	19,360
Perficient, Inc.*	2,549	26,153
Quepasa Corp.*	701	5,082
QuinStreet, Inc.*	2,761	35,838
RealNetworks, Inc.*	8,646	29,396
Responsys, Inc.*	942	16,702
RightNow Technologies, Inc.*	2,480	80,352
Saba Software, Inc.*	2,890	26,097
SAVVIS, Inc.*	4,539	179,427
SciQuest, Inc.*	1,214	20,747
SPS Commerce, Inc.*	809	14,392
Stamps.com, Inc.	1,019	13,593
support.com, Inc.*	4,839	23,227
TechTarget, Inc.*	1,546	11,703
Travelzoo, Inc.*	563	36,392
United Online, Inc.	8,865	53,456
ValueClick, Inc.*	7,961	132,153
Vocus, Inc.*	1,797	55,006
Web.com Group, Inc.*	2,903	35,765
XO Group, Inc.*	3,152	31,362
Zix Corp.*	6,637	25,486

		2,623,528

IT Services (0.6%)
Acxiom Corp.*	8,152	106,873
CACI International, Inc., Class A*	3,037	191,574
Cardtronics, Inc.*	4,314	101,163
Cass Information Systems, Inc.	865	32,662
CIBER, Inc.*	6,508	36,119
Computer Task Group, Inc.*	1,552	20,440
Convergys Corp.*	10,551	143,916
CSG Systems International, Inc.*	3,470	64,126
Dynamics Research Corp.*	838	11,430
Echo Global Logistics, Inc.*	1,130	20,057
Euronet Worldwide, Inc.*	5,129	79,038
ExlService Holdings, Inc.*	1,641	37,907
Forrester Research, Inc.	1,496	49,308
Global Cash Access Holdings, Inc.*	5,068	16,116
Hackett Group, Inc.*	3,007	15,306
Heartland Payment Systems, Inc.	3,899	80,319
iGATE Corp.	3,098	50,559
Integral Systems, Inc.*	1,628	19,813
Jack Henry & Associates, Inc.	8,671	260,217
Lionbridge Technologies, Inc.*	6,414	20,397
ManTech International Corp., Class A	2,341	103,987
MAXIMUS, Inc.	1,745	144,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

MoneyGram International, Inc.*	8,552	$28,393
NCI, Inc., Class A*	708	16,086
Ness Technologies, Inc.*	3,288	24,890
PRGX Global, Inc.*	1,862	13,313
Sapient Corp.*	11,002	165,360
ServiceSource International, Inc.*	994	22,087
SRA International, Inc., Class A*	4,594	142,046
Stream Global Services, Inc.*	700	2,310
Syntel, Inc.	1,546	91,400
TeleTech Holdings, Inc.*	2,567	54,112
TNS, Inc.*	2,587	42,944
Unisys Corp.*	4,348	111,744
Virtusa Corp.*	1,545	29,278
Wright Express Corp.*	3,877	201,875

		2,551,529

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Analogic Technologies, Inc.*	4,311	26,103
Advanced Energy Industries, Inc.*	4,371	64,647
Alpha & Omega Semiconductor Ltd.*	1,430	18,948
Amkor Technology, Inc.*	10,524	64,933
Amtech Systems, Inc.*	961	19,835
ANADIGICS, Inc.*	6,786	21,783
Applied Micro Circuits Corp.*	6,457	57,209
ATMI, Inc.*	3,152	64,395
Axcelis Technologies, Inc.*	10,177	16,690
AXT, Inc.*	3,256	27,611
Brooks Automation, Inc.*	6,699	72,751
Cabot Microelectronics Corp.*	2,380	110,599
Cavium, Inc.*	4,813	209,799
CEVA, Inc.*	2,315	70,515
Cirrus Logic, Inc.*	6,667	106,005
Cohu, Inc.	124,708	1,634,922
Cymer, Inc.*	3,084	152,689
Diodes, Inc.*	3,541	92,420
DSP Group, Inc.*	2,413	20,993
Entegris, Inc.*	13,514	136,762
Entropic Communications, Inc.*	8,625	76,676
Exar Corp.*	3,770	23,864
FEI Co.*	3,901	148,979
FormFactor, Inc.*	5,175	46,885
FSI International, Inc.*	3,886	10,648
GSI Technology, Inc.*	2,063	14,854
GT Solar International, Inc.*	12,686	205,513
Hittite Microwave Corp.*	3,155	195,326
Inphi Corp.*	2,052	35,705
Integrated Device Technology, Inc.*	14,996	117,869
Integrated Silicon Solution, Inc.*	2,557	24,726
IXYS Corp.*	2,466	36,941
Kopin Corp.*	6,190	29,155
Kulicke & Soffa Industries, Inc.*	7,352	81,901
Lattice Semiconductor Corp.*	11,936	77,823
LTX-Credence Corp.*	5,036	45,022
MaxLinear, Inc., Class A*	1,575	13,639
Micrel, Inc.	5,133	54,307
Microsemi Corp.*	8,700	178,350
Mindspeed Technologies, Inc.*	3,310	26,480
MIPS Technologies, Inc.*	5,292	36,568

	Number of Shares	Value (Note 1)

MKS Instruments, Inc.	5,260	$138,969
Monolithic Power Systems, Inc.*	3,053	47,077
MoSys, Inc.*	3,156	18,147
Nanometrics, Inc.*	2,021	38,379
Netlogic Microsystems, Inc.*	6,888	278,413
NVE Corp.*	492	28,757
OmniVision Technologies, Inc.*	5,853	203,743
PDF Solutions, Inc.*	2,304	13,732
Pericom Semiconductor Corp.*	2,585	23,110
Photronics, Inc.*	5,489	46,492
PLX Technology, Inc.*	4,334	15,039
Power Integrations, Inc.	2,903	111,562
Rambus, Inc.*	9,880	145,038
RF Micro Devices, Inc.*	27,905	170,779
Rubicon Technology, Inc.*	1,769	29,825
Rudolph Technologies, Inc.*	3,187	34,133
Semtech Corp.*	6,575	179,760
Sigma Designs, Inc.*	3,238	24,738
Silicon Image, Inc.*	8,024	51,835
Spansion, Inc., Class A*	5,050	97,314
Standard Microsystems Corp.*	2,262	61,051
Supertex, Inc.*	1,147	25,693
Tessera Technologies, Inc.*	5,175	88,700
TriQuint Semiconductor, Inc.*	16,551	168,655
Ultra Clean Holdings, Inc.*	2,353	21,365
Ultratech, Inc.*	2,545	77,317
Veeco Instruments, Inc.*	4,117	199,304
Volterra Semiconductor Corp.*	2,450	60,417
Zoran Corp.*	5,065	42,546

		6,912,730

Software (1.3%)
Accelrys, Inc.*	5,636	40,072
ACI Worldwide, Inc.*	3,390	114,480
Actuate Corp.*	3,728	21,809
Advent Software, Inc.*	3,321	93,553
American Software, Inc., Class A	2,393	19,886
Aspen Technology, Inc.*	8,507	146,150
Blackbaud, Inc.	4,504	124,851
Blackboard, Inc.*	3,549	153,991
Bottomline Technologies, Inc.*	3,416	84,409
BroadSoft, Inc.*	2,272	86,631
Callidus Software, Inc.*	2,950	17,257
CommVault Systems, Inc.*	4,469	198,647
Concur Technologies, Inc.*	4,499	225,265
Convio, Inc.*	1,174	12,691
Deltek, Inc.*	2,180	16,328
DemandTec, Inc.*	3,210	29,211
Digimarc Corp.*	627	21,964
Ebix, Inc.*	3,064	58,369
Ellie Mae, Inc.*	770	4,420
EPIQ Systems, Inc.	3,207	45,604
ePlus, Inc.*	396	10,470
Fair Isaac Corp.	4,030	121,706
FalconStor Software, Inc.*	3,020	13,530
Glu Mobile, Inc.*	4,210	22,187
Guidance Software, Inc.*	1,293	10,538
Interactive Intelligence, Inc.*	1,422	49,841
JDA Software Group, Inc.*	4,301	132,858
Kenexa Corp.*	2,649	63,523
Lawson Software, Inc.*	16,561	185,814
Magma Design Automation, Inc.*	6,699	53,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Manhattan Associates, Inc.*	2,202	$75,837
Mentor Graphics Corp.*	9,732	124,667
MicroStrategy, Inc., Class A*	809	131,608
Monotype Imaging Holdings, Inc.*	3,583	50,628
Motricity, Inc.*	3,713	28,701
NetScout Systems, Inc.*	3,750	78,338
NetSuite, Inc.*	2,741	107,447
Opnet Technologies, Inc.	1,447	59,240
Parametric Technology Corp.*	11,954	274,105
Pegasystems, Inc.	1,654	76,994
Progress Software Corp.*	6,749	162,853
PROS Holdings, Inc.*	2,155	37,691
QAD, Inc., Class A*	505	5,161
QAD, Inc., Class B*	219	2,037
QLIK Technologies, Inc.*	7,089	241,451
Quest Software, Inc.*	6,161	140,040
Radiant Systems, Inc.*	4,040	84,436
RealD, Inc.*	3,920	91,689
RealPage, Inc.*	3,043	80,548
Renaissance Learning, Inc.	1,296	16,252
Rosetta Stone, Inc.*	1,039	16,769
S1 Corp.*	5,333	39,891
Smith Micro Software, Inc.*	3,380	14,230
SolarWinds, Inc.*	5,744	150,148
Sourcefire, Inc.*	2,834	84,226
SRS Labs, Inc.*	1,277	12,246
SS&C Technologies Holdings, Inc.*	2,510	49,874
SuccessFactors, Inc.*	7,962	234,083
Synchronoss Technologies, Inc.*	2,659	84,370
Take-Two Interactive Software, Inc.*	7,463	114,035
Taleo Corp., Class A*	4,147	153,563
TeleCommunication Systems, Inc., Class A*	4,943	23,875
TeleNav, Inc.*	1,637	29,024
THQ, Inc.*	6,935	25,105
TiVo, Inc.*	12,124	124,756
Tyler Technologies, Inc.*	3,295	88,240
Ultimate Software Group, Inc.*	2,610	142,062
VASCO Data Security International, Inc.*	2,749	34,225
Verint Systems, Inc.*	2,121	78,562
VirnetX Holding Corp.*	4,106	118,828
Wave Systems Corp., Class A*	8,239	23,234
Websense, Inc.*	4,042	104,971

		5,795,620

Total Information Technology		30,760,214

Materials (5.1%)
Chemicals (2.4%)
A. Schulman, Inc.	69,031	1,738,891
American Vanguard Corp.	2,291	29,714
Arch Chemicals, Inc.	2,284	78,661
Balchem Corp.	2,884	126,261
Cabot Corp.	53,600	2,137,032
Calgon Carbon Corp.*	5,741	97,597
Chase Corp.	554	9,285
Chemtura Corp.*	9,684	176,249
Ferro Corp.*	8,745	117,533

	Number of Shares	Value (Note 1)

Flotek Industries, Inc.*	5,015	$42,728
FutureFuel Corp.	1,881	22,779
Georgia Gulf Corp.*	3,469	83,742
H.B. Fuller Co.	4,981	121,636
Hawkins, Inc.	892	32,308
Innophos Holdings, Inc.	2,195	107,116
Innospec, Inc.*	2,374	79,790
KMG Chemicals, Inc.	699	11,771
Koppers Holdings, Inc.	2,087	79,160
Kraton Performance Polymers, Inc.*	3,212	125,814
Landec Corp.*	2,663	17,576
LSB Industries, Inc.*	1,850	79,402
Minerals Technologies, Inc.	1,852	122,769
NewMarket Corp.	912	155,687
NL Industries, Inc.	697	12,797
Olin Corp.	8,060	182,640
OM Group, Inc.*	3,137	127,488
Omnova Solutions, Inc.*	4,608	32,072
PolyOne Corp.	9,390	145,263
Quaker Chemical Corp.	1,288	55,397
RPM International, Inc.	119,850	2,758,947
Senomyx, Inc.*	4,092	21,033
Sensient Technologies Corp.	35,342	1,310,128
Spartech Corp.*	2,978	18,136
Stepan Co.	799	56,649
STR Holdings, Inc.*	3,047	45,461
TPC Group, Inc.*	1,325	51,966
Zagg, Inc.*	2,014	26,988
Zep, Inc.	2,169	40,994
Zoltek Cos., Inc.*	2,772	29,189

		10,508,649

Construction Materials (0.1%)
Eagle Materials, Inc.	4,472	124,635
Headwaters, Inc.*	6,183	19,353
Texas Industries, Inc.	2,296	95,582
United States Lime & Minerals, Inc.*	260	10,662

		250,232

Containers & Packaging (0.4%)
AEP Industries, Inc.*	450	13,136
AptarGroup, Inc.	30,750	1,609,455
Boise, Inc.	10,508	81,857
Graham Packaging Co., Inc.*	2,430	61,285
Graphic Packaging Holding Co.*	15,978	86,920
Myers Industries, Inc.	3,232	33,225

		1,885,878

Metals & Mining (1.9%)
A.M. Castle & Co.*	1,659	27,556
AMCOL International Corp.	2,455	93,683
Century Aluminum Co.*	5,218	81,662
Coeur d’Alene Mines Corp.*	9,040	219,310
General Moly, Inc.*	6,730	30,016
Globe Specialty Metals, Inc.	6,309	141,448
Gold Resource Corp.	2,831	70,577
Golden Minerals Co.*	1,219	21,674
Golden Star Resources Ltd.*	26,529	58,364
Handy & Harman Ltd.*	525	8,080
Haynes International, Inc.	1,233	76,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hecla Mining Co.*	28,220	$217,012
Horsehead Holding Corp.*	4,423	58,914
Jaguar Mining, Inc.*	8,650	41,347
Kaiser Aluminum Corp.	1,629	88,976
Materion Corp.*	2,059	76,121
Metals USA Holdings Corp.*	1,045	15,570
Midway Gold Corp.*	7,857	15,400
Noranda Aluminum Holding Corp.*	2,244	33,974
Olympic Steel, Inc.	904	24,887
Paramount Gold and Silver Corp.*	11,705	38,158
Reliance Steel & Aluminum Co.	71,800	3,564,870
Revett Minerals, Inc.*	2,383	10,747
RTI International Metals, Inc.*	3,059	117,374
Steel Dynamics, Inc.	149,500	2,429,375
Stillwater Mining Co.*	10,393	228,750
Thompson Creek Metals Co., Inc.*	15,441	154,101
U.S. Energy Corp./Wyoming*	2,442	10,427
U.S. Gold Corp.*	10,595	63,888
United States Steel Corp.	4,600	211,784
Universal Stainless & Alloy Products, Inc.*	739	34,556
Vista Gold Corp.*	6,993	19,790
Worthington Industries, Inc.	5,808	134,165

		8,418,916

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	4,018	108,406
Clearwater Paper Corp.*	1,176	80,297
Deltic Timber Corp.	1,077	57,824
KapStone Paper and Packaging Corp.*	3,860	63,960
Louisiana-Pacific Corp.*	13,260	107,937
Neenah Paper, Inc.	1,572	33,452
P.H. Glatfelter Co.	52,929	814,048
Schweitzer-Mauduit International, Inc.	1,781	100,003
Verso Paper Corp.*	1,355	3,631
Wausau Paper Corp.	5,140	34,644

		1,404,202

Total Materials		22,467,877

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,185	30,245
AboveNet, Inc.	2,343	165,088
Alaska Communications Systems Group, Inc.	4,589	40,704
Atlantic Tele-Network, Inc.	977	37,478
Boingo Wireless, Inc.*	562	5,103
Cbeyond, Inc.*	2,869	37,957
Cincinnati Bell, Inc.*	20,220	67,130
Cogent Communications Group, Inc.*	4,621	78,603
Consolidated Communications Holdings, Inc.	2,602	50,583
Fairpoint Communications, Inc.*	2,130	19,617
General Communication, Inc., Class A*	4,216	50,887

	Number of Shares	Value (Note 1)

Global Crossing Ltd.*	3,093	$118,709
Globalstar, Inc.*	9,871	12,141
HickoryTech Corp.	1,218	14,470
IDT Corp., Class B	1,437	38,828
inContact, Inc.*	2,951	14,017
Iridium Communications, Inc.*	4,337	37,515
Neutral Tandem, Inc.*	3,487	60,744
PAETEC Holding Corp.*	12,659	60,637
Premiere Global Services, Inc.*	5,306	42,342
SureWest Communications	1,351	22,589
Towerstream Corp.*	3,322	16,577
Vonage Holdings Corp.*	13,962	61,572

		1,083,536

Wireless Telecommunication Services (0.1%)
ICO Global Communications Holdings Ltd.*	14,965	41,453
Leap Wireless International, Inc.*	6,139	99,636
NTELOS Holdings Corp.	3,055	62,383
Shenandoah Telecommunications Co.	2,384	40,576
USA Mobility, Inc.	2,194	33,480

		277,528

Total Telecommunication Services		1,361,064

Utilities (2.0%)
Electric Utilities (1.4%)
Allete, Inc.	3,170	130,097
Central Vermont Public Service Corp.	1,336	48,296
Cleco Corp.	6,164	214,815
El Paso Electric Co.	4,269	137,889
Empire District Electric Co.	4,161	80,141
IDACORP, Inc.	5,001	197,539
MGE Energy, Inc.	2,330	94,435
NV Energy, Inc.	179,100	2,749,185
Otter Tail Corp.	3,565	75,221
PNM Resources, Inc.	117,675	1,969,880
Portland General Electric Co.	7,649	193,367
UIL Holdings Corp.	5,128	165,891
UniSource Energy Corp.	3,725	139,054
Unitil Corp.	1,025	26,958

		6,222,768

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	995	39,830
Laclede Group, Inc.	2,301	87,047
New Jersey Resources Corp.	4,202	187,451
Nicor, Inc.	4,687	256,566
Northwest Natural Gas Co.	2,723	122,889
Piedmont Natural Gas Co., Inc.	7,280	220,293
South Jersey Industries, Inc.	3,017	163,853
Southwest Gas Corp.	4,610	177,992
WGL Holdings, Inc.	5,179	199,340

		1,455,261

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	6,865	104,485
Dynegy, Inc.*	10,549	65,299
Ormat Technologies, Inc.	1,779	39,156

		208,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (0.1%)
Avista Corp.	5,838	$149,978
Black Hills Corp.	3,970	119,457
CH Energy Group, Inc.	1,587	84,524
NorthWestern Corp.	3,610	119,527

		473,486

Water Utilities (0.1%)
American States Water Co.	1,867	64,710
Artesian Resources Corp., Class A	513	9,244
Cadiz, Inc.*	1,265	13,738
California Water Service Group	4,170	78,021
Connecticut Water Service, Inc.	918	23,482
Consolidated Water Co., Ltd.	1,409	13,090
Middlesex Water Co.	1,635	30,378
Pennichuck Corp.	394	11,328
SJW Corp.	1,467	35,560
York Water Co.	1,177	19,479

		299,030

Total Utilities		8,659,485

Total Common Stocks (77.4%) (Cost $259,342,973)		337,485,276

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $10,786)	896	11,648

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (20.0%)
BlackRock Liquidity Funds TempFund 0.08%‡	86,918,936	$86,918,936

	Principal Amount	Value (Note 1)
Time Deposit (1.3%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$5,671,046	5,671,046

Total Short-Term Investments (21.3%) (Cost $92,589,982)		92,589,982

Total Investments (98.7%) (Cost $351,943,741)		430,086,906
Other Assets Less Liabilities (1.3%)		5,604,401

Net Assets (100%)		$435,691,307

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$83,155,843	$61,464,058	$57,700,965	$86,918,936	$56,047	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,127	September-11	$88,879,996	$93,022,580	$4,142,584

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,663,761	$—	$—	$61,663,761
Consumer Staples	7,978,736	—	—	7,978,736
Energy	37,878,598	—	—	37,878,598
Financials	55,703,619	—	—	55,703,619
Health Care	24,894,577	—	—	24,894,577
Industrials	86,117,345	—	—	86,117,345
Information Technology	30,675,053	85,161	—	30,760,214
Materials	22,467,877	—	—	22,467,877
Telecommunication Services	1,361,064	—	—	1,361,064
Utilities	8,659,485	—	—	8,659,485
Futures	4,142,584	—	—	4,142,584
Investment Companies
Investment Companies	11,648	—	—	11,648
Short-Term Investments	—	92,589,982	—	92,589,982

Total Assets	$341,554,347	$92,675,143	$—	$434,229,490

Total Liabilities	$—	$—	$—	$—

Total	$341,554,347	$92,675,143	$—	$434,229,490

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Financials

Balance as of 12/31/10	$7,695	$2,275
Total gains or losses (realized/unrealized) included in earnings	(2,712)	(869)
Purchases	—	—
Sales	(4,983)	(1,406)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/2011.	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,142,584	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,142,584

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,650,170	—	—	3,650,170
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,650,170	$—	$—	$3,650,170

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,949,272	—	—	1,949,272
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,949,272	$—	$—	$1,949,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $94,043,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,001,383
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,911,917

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,492,531
Aggregate gross unrealized depreciation	(15,332,817)

Net unrealized appreciation	$77,159,714

Federal income tax cost of investments	$352,927,192

The Portfolio has a net capital loss carryforward of $174,234,612, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $86,918,936)	$86,918,936
Unaffiliated Issuers (Cost $265,024,805)	343,167,970
Cash	305,289
Cash held as collateral at broker	4,809,000
Due from broker for futures variation margin	731,951
Dividends, interest and other receivables	271,765
Receivable for securities sold	146,859
Receivable from Separate Accounts for Trust shares sold	16,549
Receivable from investment sub-advisor	10,261
Other assets	3,185

Total assets	436,381,765

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	249,169
Investment management fees payable	242,515
Administrative fees payable	64,769
Distribution fees payable - Class IB	31,234
Payable for securities purchased	23,725
Trustees’ fees payable	139
Accrued expenses	78,907

Total liabilities	690,458

NET ASSETS	$435,691,307

Net assets were comprised of:
Paid in capital	$513,158,452
Accumulated undistributed net investment income (loss)	359,230
Accumulated undistributed net realized gains (losses) on investments and futures	(160,112,124)
Net unrealized appreciation (depreciation) on investments and futures	82,285,749

Net assets	$435,691,307

Class IA
Net asset value, offering and redemption price per share, $278,747,408 / 26,207,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.64

Class IB
Net asset value, offering and redemption price per share, $156,943,899 / 14,756,016 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($56,047 of dividend income received from affiliates) (net of $147 foreign withholding tax)	$2,427,552
Interest	1,245

Total income	2,428,797

EXPENSES
Investment management fees	1,529,091
Administrative fees	380,344
Distribution fees - Class IB	197,157
Custodian fees	40,370
Professional fees	18,870
Printing and mailing expenses	17,381
Trustees’ fees	4,929
Miscellaneous	6,240

Gross expenses	2,194,382
Less: Reimbursement from sub-advisor	(30,623)

Net expenses	2,163,759

NET INVESTMENT INCOME (LOSS)	265,038

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	13,672,873
Futures	3,650,170

Net realized gain (loss)	17,323,043

Change in unrealized appreciation (depreciation) on:
Securities	(2,250,863)
Futures	1,949,272

Net change in unrealized appreciation (depreciation)	(301,591)

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,021,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,286,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$265,038	$1,422,889
Net realized gain (loss) on investments and futures	17,323,043	33,780,382
Net change in unrealized appreciation (depreciation) on investments and futures	(301,591)	47,812,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,286,490	83,015,978

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,127,612)
Class IB	—	(236,137)

TOTAL DIVIDENDS	—	(1,363,749)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 400,069 and 1,213,474 shares, respectively ]	4,199,577	10,465,581
Capital shares issued in reinvestment of dividends [ 0 and 111,215 shares, respectively ]	—	1,127,612
Capital shares repurchased [ (1,194,605) and (2,827,040) shares, respectively ]	(12,580,511)	(24,743,120)

Total Class IA transactions	(8,380,934)	(13,149,927)

Class IB
Capital shares sold [ 2,725,666 and 5,194,187 shares, respectively ]	28,787,722	46,471,514
Capital shares issued in reinvestment of dividends [ 0 and 23,258 shares, respectively ]	—	236,137
Capital shares repurchased [ (2,672,863) and (4,460,919) shares, respectively ]	(28,186,691)	(38,688,317)

Total Class IB transactions	601,031	8,019,334

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,779,903)	(5,130,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,506,587	76,521,636
NET ASSETS:
Beginning of period	426,184,720	349,663,084

End of period (a)	$435,691,307	$426,184,720

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$359,230	$94,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,				September 15, 2006* to December 31, 2006
Class IA		2010	2009	2008	2007
Net asset value, beginning of period	$10.21	$8.23	$6.48	$9.84	$10.85	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.08 (e)	0.11 (e)	0.12 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.42	1.98	1.76	(3.39)	(1.03)	0.84

Total from investment operations	0.43	2.02	1.84	(3.28)	(0.91)	0.87

Less distributions:
Dividends from net investment income	—	(0.04)	(0.09)	(0.08)	(0.07)	(0.02)
Distributions from net realized gains	—	—	—	—	(0.03)	—

Total dividends and distributions	—	(0.04)	(0.09)	(0.08)	(0.10)	(0.02)

Net asset value, end of period	$10.64	$10.21	$8.23	$6.48	$9.84	$10.85

Total return (b)	4.21%	24.57%	28.44%	(33.28)%	(8.39)%	8.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,747	$275,810	$234,697	$286,642	$246,846	$2,287
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.91%	0.96%	1.05%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	0.91%	0.75%	1.05%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	0.91%	0.92%	0.97%	1.08%	1.08%	2.90	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.20%	0.47%	1.00%	1.26%	1.12%	1.07%
After waivers, reimbursements and fees paid indirectly (a)	0.21%	0.47%	1.21%	1.26%	1.12%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)	0.20%	0.46%	0.98%	1.23%	1.09%	(1.45)%
Portfolio turnover rate	9%	16%	57%	30%	3%	0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,						September 15, 2006* to December 31, 2006
Class IB			2010	2009		2008	2007
Net asset value, beginning of period	$10.23		$8.24	$6.49		$9.84	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.02 (e)	0.07	(e)	0.09 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.41		1.99	1.75		(3.37)	(1.03)		0.85

Total from investment operations	0.41		2.01	1.82		(3.28)	(0.94)		0.87

Less distributions:
Dividends from net investment income	—		(0.02)	(0.07)		(0.07)	(0.04)		(0.02)
Distributions from net realized gains	—		—	—		—	(0.03)		—

Total dividends and distributions	—		(0.02)	(0.07)		(0.07)	(0.07)		(0.02)

Net asset value, end of period	$10.64		$10.23	$8.24		$6.49	$9.84		$10.85

Total return (b)	4.01%		24.35%	28.07%		(33.35)%	(8.63)%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$156,944		$150,374	$114,966		$84,282	$67,492		$19,238
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%		1.16%	1.21	%(c)	1.30%	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.15%		1.16%	0.97%		1.30%	1.30%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%		1.17%	1.22	%(c)	1.33%	1.33	%(c)	3.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.04)%		0.22%	0.73%		1.02%	0.78%		0.66%
After waivers, reimbursements and fees paid indirectly (a)	(0.04)%		0.22%	0.96%		1.02%	0.78%		0.66%
Before waivers, reimbursements and fees paid indirectly (a)	(0.05)%		0.21%	0.72%		0.99%	0.73%		(1.07)%
Portfolio turnover rate	9%		16%	57%		30%	3%		0%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	22.6%
Health Care	14.0
Information Technology	12.9
Energy	12.5
Industrials	11.2
Consumer Staples	7.5
Consumer Discretionary	6.4
Materials	5.1
Utilities	2.7
Telecommunication Services	2.5
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,045.40	$3.50
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46
Class IB
Actual	1,000.00	1,043.10	4.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.4%)
Automobiles (1.3%)
General Motors Co.*	922,700	$28,013,172

Media (5.1%)
Comcast Corp., Class A	1,307,300	31,675,879
Time Warner, Inc.	738,470	26,858,154
Viacom, Inc., Class B	782,200	39,892,200
Walt Disney Co.	241,400	9,424,256

		107,850,489

Total Consumer Discretionary		135,863,661

Consumer Staples (7.5%)
Food & Staples Retailing (2.0%)
CVS Caremark Corp.	297,100	11,165,018
Kroger Co.	1,239,100	30,729,680

		41,894,698

Food Products (4.3%)
Archer-Daniels-Midland Co.	762,800	22,998,420
General Mills, Inc.	280,900	10,455,098
Unilever N.V. (N.Y. Shares)	1,777,100	58,377,735

		91,831,253

Household Products (1.2%)
Kimberly-Clark Corp.	376,120	25,034,547

Total Consumer Staples		158,760,498

Energy (12.5%)
Energy Equipment & Services (3.6%)
Ensco plc (ADR)	439,000	23,398,700
Halliburton Co.	415,200	21,175,200
Noble Corp.	802,800	31,638,348

		76,212,248

Oil, Gas & Consumable Fuels (8.9%)
Chevron Corp.	171,400	17,626,776
Devon Energy Corp.	353,000	27,819,930
Exxon Mobil Corp.	766,090	62,344,404
Hess Corp.	256,300	19,160,988
Marathon Oil Corp.	734,900	38,714,532
Newfield Exploration Co.*	32,600	2,217,452
Peabody Energy Corp.	371,500	21,885,065

		189,769,147

Total Energy		265,981,395

Financials (22.6%)
Capital Markets (1.5%)
Bank of New York Mellon Corp.	866,978	22,211,976
Morgan Stanley	463,400	10,662,834

		32,874,810

Commercial Banks (3.4%)
U.S. Bancorp	858,400	21,897,784
Wells Fargo & Co.	1,784,400	50,070,264

		71,968,048

	Number of Shares	Value (Note 1)

Diversified Financial Services (7.6%)
Bank of America Corp.	2,397,989	$26,281,959
Citigroup, Inc.	1,415,840	58,955,578
JPMorgan Chase & Co.	1,847,390	75,632,147

		160,869,684

Insurance (10.1%)
ACE Ltd.	490,900	32,311,038
Aflac, Inc.	530,700	24,773,076
Hartford Financial Services Group, Inc.	700,800	18,480,096
Lincoln National Corp.	362,000	10,313,380
MetLife, Inc.	1,289,117	56,553,563
Prudential Financial, Inc.	430,165	27,354,192
Travelers Cos., Inc.	769,838	44,943,143

		214,728,488

Total Financials		480,441,030

Health Care (14.0%)
Biotechnology (1.6%)
Amgen, Inc.*	582,000	33,959,700

Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	545,400	32,554,926
Medtronic, Inc.	874,200	33,682,926

		66,237,852

Health Care Providers & Services (0.9%)
Aetna, Inc.	437,800	19,302,602

Pharmaceuticals (8.4%)
Bristol-Myers Squibb Co.	387,900	11,233,584
Eli Lilly and Co.	668,200	25,077,546
Johnson & Johnson	363,000	24,146,760
Merck & Co., Inc.	1,664,211	58,730,006
Pfizer, Inc.	2,932,241	60,404,165

		179,592,061

Total Health Care		299,092,215

Industrials (11.2%)
Aerospace & Defense (4.2%)
Honeywell International, Inc.	529,200	31,535,028
Lockheed Martin Corp.	247,100	20,007,687
Northrop Grumman Corp.	283,900	19,688,465
Raytheon Co.	340,577	16,977,763

		88,208,943

Airlines (1.0%)
Delta Air Lines, Inc.*	2,276,900	20,879,173

Construction & Engineering (1.4%)
Jacobs Engineering Group, Inc.*	683,400	29,557,050

Industrial Conglomerates (4.6%)
General Electric Co.	2,754,800	51,955,528
Tyco International Ltd.	947,650	46,842,340

		98,797,868

Total Industrials		237,443,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (12.9%)
Communications Equipment (0.9%)
Motorola Mobility Holdings, Inc.*	912,900	$20,120,316

Electronic Equipment, Instruments & Components (1.7%)
Corning, Inc.	1,991,800	36,151,170

IT Services (3.1%)
International Business Machines Corp.	265,760	45,591,128
Western Union Co.	1,064,600	21,323,938

		66,915,066

Semiconductors & Semiconductor Equipment (3.4%)
LSI Corp.*	6,279,701	44,711,471
Micron Technology, Inc.*	3,657,200	27,355,856

		72,067,327

Software (3.8%)
Microsoft Corp.	3,081,600	80,121,600

Total Information Technology		275,375,479

Materials (5.1%)
Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	699,450	37,805,272

Metals & Mining (3.3%)
Alcoa, Inc.	1,808,800	28,687,568
Nucor Corp.	487,400	20,090,628
United States Steel Corp.	488,000	22,467,520

		71,245,716

Total Materials		109,050,988

	Number of Shares	Value (Note 1)

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	984,458	$30,921,826
Verizon Communications, Inc.	594,300	22,125,789

Total Telecommunication Services		53,047,615

Utilities (2.7%)
Electric Utilities (1.4%)
Southern Co.	766,100	30,935,118

Multi-Utilities (1.3%)
Dominion Resources, Inc.	566,220	27,331,439

Total Utilities		58,266,557

Total Common Stocks (97.4%) (Cost $1,760,448,008)		2,073,322,472

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $51,612,985)	$51,612,985	$51,612,985

Total Investments (99.8%) (Cost $1,812,060,993)		2,124,935,457
Other Assets Less Liabilities (0.2%)		4,962,265

Net Assets (100%)		$2,129,897,722

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$135,863,661	$—	$—	$135,863,661
Consumer Staples	158,760,498	—	—	158,760,498
Energy	265,981,395	—	—	265,981,395
Financials	480,441,030	—	—	480,441,030
Health Care	299,092,215	—	—	299,092,215
Industrials	237,443,034	—	—	237,443,034
Information Technology	275,375,479	—	—	275,375,479
Materials	109,050,988	—	—	109,050,988
Telecommunication Services	53,047,615	—	—	53,047,615
Utilities	58,266,557	—	—	58,266,557
Short-Term Investments	—	51,612,985	—	51,612,985

Total Assets	$2,073,322,472	$51,612,985	$—	$2,124,935,457

Total Liabilities	$—	$—	$—	$—

Total	$2,073,322,472	$51,612,985	$—	$2,124,935,457

The Portfolio held no derivatives contracts for the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$799,452,456
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$803,411,467

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,109,527
Aggregate gross unrealized depreciation	(44,978,001)

Net unrealized appreciation	$177,131,526

Federal income tax cost of investments	$1,947,803,931

For the six months ended June 30, 2011, the Portfolio incurred approximately $12,249 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,212,128,594 of which $195,366,099 expires in the year 2016 and $1,016,762,495 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,812,060,993)	$2,124,935,457
Receivable for securities sold	25,596,637
Dividends, interest and other receivables	2,471,974
Receivable from Separate Accounts for Trust shares sold	1,796,174
Other assets	30,416

Total assets	2,154,830,658

LIABILITIES
Payable for securities purchased	22,635,096
Investment management fees payable	980,126
Payable to Separate Accounts for Trust shares redeemed	681,102
Distribution fees payable - Class IB	325,539
Administrative fees payable	176,577
Trustees’ fees payable	1,931
Accrued expenses	132,565

Total liabilities	24,932,936

NET ASSETS	$2,129,897,722

Net assets were comprised of:
Paid in capital	$3,058,362,456
Accumulated undistributed net investment income (loss)	12,217,995
Accumulated undistributed net realized gain (loss) on investments	(1,253,557,193)
Unrealized appreciation (depreciation) on investments	312,874,464

Net assets	$2,129,897,722

Class IA
Net asset value, offering and redemption price per share, $508,800,408 / 35,667,583 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.27

Class IB
Net asset value, offering and redemption price per share, $1,621,097,314 / 113,491,387 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$21,133,119

EXPENSES
Investment management fees	6,070,468
Distribution fees - Class IB	2,013,712
Administrative fees	1,095,443
Printing and mailing expenses	84,060
Professional fees	30,222
Trustees’ fees	23,831
Custodian fees	20,801
Miscellaneous	15,789

Gross expenses	9,354,326
Less: Fees paid indirectly	(219,065)

Net expenses	9,135,261

NET INVESTMENT INCOME (LOSS)	11,997,858

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	94,314,339
Net change in unrealized appreciation (depreciation) on securities	(16,903,085)

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,411,254

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,409,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,997,858	$25,315,833
Net realized gain (loss) on investments	94,314,339	122,310,467
Net change in unrealized appreciation (depreciation) on investments	(16,903,085)	76,055,648

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,409,112	223,681,948

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,118,419)
Class IB	—	(17,980,349)

TOTAL DIVIDENDS	—	(25,098,768)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,294,248 and 4,123,881 shares, respectively ]	18,458,045	50,315,043
Capital shares issued in reinvestment of dividends and distributions [ 0 and 530,827 shares, respectively ]	—	7,118,419
Capital shares repurchased [ (2,498,470) and (4,771,796) shares, respectively ]	(35,797,271)	(59,626,844)

Total Class IA transactions	(17,339,226)	(2,193,382)

Class IB
Capital shares sold [ 7,987,690 and 16,449,977 shares, respectively ]	114,914,360	206,494,013
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,337,248 shares, respectively ]	—	17,980,349
Capital shares repurchased [ (6,555,698) and (14,355,400) shares, respectively ]	(93,953,912)	(179,028,323)

Total Class IB transactions	20,960,448	45,446,039

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,621,222	43,252,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,030,334	241,835,837
NET ASSETS:
Beginning of period	2,036,867,388	1,795,031,551

End of period (a)	$2,129,897,722	$2,036,867,388

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,217,995	$220,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$13.65	$12.30	$9.67	$15.66	$17.03	$15.06

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.19 (e)	0.22 (e)	0.27 (e)	0.25 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments	0.53	1.36	2.72	(5.95)	(0.03)	2.92

Total from investment operations	0.62	1.55	2.94	(5.68)	0.22	3.18

Less distributions:
Dividends from net investment income	—	(0.20)	(0.31)	(0.25)	(0.24)	(0.25)
Distributions from net realized gains	—	—	—	(0.06)	(1.35)	(0.96)

Total dividends and distributions	—	(0.20)	(0.31)	(0.31)	(1.59)	(1.21)

Net asset value, end of period	$14.27	$13.65	$12.30	$9.67	$15.66	$17.03

Total return (b)	4.54%	12.60%	30.51%	(36.36)%	1.43%	21.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$508,800	$503,310	$455,102	$1,948,563	$2,516,049	$1,915,669
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.67%	0.70%	0.71%	0.68%	0.67%	0.65%
Before fees paid indirectly (a)	0.69%	0.70%	0.72%	0.68%	0.68%	0.66%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.32%	1.56%	2.26%	2.08%	1.44%	1.61%
Before fees paid indirectly (a)	1.30%	1.55%	2.25%	2.07%	1.43%	1.61%
Portfolio turnover rate	38%	56%	44%	48%	50%	38%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007	2006
Net asset value, beginning of period	$13.69	$12.34	$9.69	$15.70	$17.07	$15.09

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.16 (e)	0.19 (e)	0.24 (e)	0.21 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments	0.51	1.35	2.74	(5.97)	(0.03)	2.93

Total from investment operations	0.59	1.51	2.93	(5.73)	0.18	3.15

Less distributions:
Dividends from net investment income	—	(0.16)	(0.28)	(0.22)	(0.20)	(0.21)
Distributions from net realized gains	—	—	—	(0.06)	(1.35)	(0.96)

Total dividends and distributions	—	(0.16)	(0.28)	(0.28)	(1.55)	(1.17)

Net asset value, end of period	$14.28	$13.69	$12.34	$9.69	$15.70	$17.07

Total return (b)	4.31%	12.28%	30.33%	(36.55)%	1.17%	20.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,621,097	$1,533,557	$1,339,930	$969,097	$1,584,756	$1,636,862
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.92%	0.94%	0.96%	0.93%	0.92%	0.90%
Before fees paid indirectly (a)	0.94%	0.95%	0.97%	0.93%	0.93%	0.91%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.07%	1.31%	1.85%	1.81%	1.19%	1.36%
Before fees paid indirectly (a)	1.05%	1.30%	1.84%	1.81%	1.18%	1.35%
Portfolio turnover rate	38%	56%	44%	48%	50%	38%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	22.9%
Energy	13.6
Health Care	13.1
Consumer Discretionary	10.3
Industrials	10.3
Consumer Staples	8.9
Information Technology	7.1
Utilities	4.9
Telecommunication Services	3.6
Materials	3.2
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,059.00	$4.08
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,056.90	5.35
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.3%)
Automobiles (0.7%)
Honda Motor Co., Ltd. (ADR)	138,500	$5,347,485

Hotels, Restaurants & Leisure (1.9%)
Brinker International, Inc.	240,400	5,880,184
Wyndham Worldwide Corp.	241,800	8,136,570

		14,016,754

Household Durables (0.6%)
Tupperware Brands Corp.	62,200	4,195,390

Leisure Equipment & Products (2.1%)
Mattel, Inc.	214,000	5,882,860
Polaris Industries, Inc.	88,000	9,782,960

		15,665,820

Media (2.6%)
Cablevision Systems Corp. - New York Group, Class A	106,600	3,859,986
CTC Media, Inc.	132,900	2,833,428
Time Warner Cable, Inc.	157,600	12,299,104

		18,992,518

Specialty Retail (2.4%)
Foot Locker, Inc.	457,800	10,877,328
Limited Brands, Inc.	94,300	3,625,835
Williams-Sonoma, Inc.	97,100	3,543,179

		18,046,342

Total Consumer Discretionary		76,264,309

Consumer Staples (8.9%)
Beverages (1.8%)
Dr. Pepper Snapple Group, Inc.	312,800	13,115,704

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	170,000	6,388,600
Safeway, Inc.	274,300	6,410,391
Walgreen Co.	132,500	5,625,950
Wal-Mart Stores, Inc.	94,900	5,042,986

		23,467,927

Food Products (3.0%)
ConAgra Foods, Inc.	619,000	15,976,390
J.M. Smucker Co.	80,900	6,183,996

		22,160,386

Household Products (0.9%)
Procter & Gamble Co.	111,800	7,107,126

Total Consumer Staples		65,851,143

Energy (13.6%)
Energy Equipment & Services (1.1%)
Seadrill Ltd.	231,200	8,156,736

Oil, Gas & Consumable Fuels (12.5%)
Arch Coal, Inc.	149,600	3,988,336
Chevron Corp.	370,900	38,143,356
CNOOC Ltd. (ADR)	30,500	7,195,865
ConocoPhillips	248,700	18,699,753
Exxon Mobil Corp.	77,400	6,298,812
Petrobras Argentina S.A. (ADR)	282,700	5,475,899

	Number of Shares	Value (Note 1)

Provident Energy Ltd.	413,900	$3,696,127
Williams Cos., Inc.	294,600	8,911,650

		92,409,798

Total Energy		100,566,534

Financials (22.9%)
Capital Markets (4.7%)
Ameriprise Financial, Inc.	179,700	10,365,096
Blackstone Group LP	291,300	4,823,928
Goldman Sachs Group, Inc.	23,100	3,074,379
KKR & Co. (Guernsey) LP	404,500	6,601,440
Raymond James Financial, Inc.	96,400	3,099,260
Waddell & Reed Financial, Inc., Class A	183,100	6,655,685

		34,619,788

Commercial Banks (4.1%)
Banco Santander S.A. (ADR)	464,400	5,345,244
Bancolombia S.A. (ADR)	77,400	5,164,902
KeyCorp	420,100	3,499,433
Wells Fargo & Co.	592,000	16,611,520

		30,621,099

Consumer Finance (0.7%)
Discover Financial Services	190,200	5,087,850

Diversified Financial Services (4.8%)
Bank of America Corp.	590,000	6,466,400
Citigroup, Inc.	152,870	6,365,507
Interactive Brokers Group, Inc., Class A	173,988	2,722,912
JPMorgan Chase & Co.	486,100	19,900,934

		35,455,753

Insurance (4.6%)
Allstate Corp.	120,400	3,675,812
Aspen Insurance Holdings Ltd.	194,100	4,994,193
Endurance Specialty Holdings Ltd.	164,000	6,778,120
Hartford Financial Services Group, Inc.	135,600	3,575,772
Old Republic International Corp.	265,600	3,120,800
Prudential Financial, Inc.	112,300	7,141,157
XL Group plc	215,300	4,732,294

		34,018,148

Real Estate Investment Trusts (REITs) (4.0%)
Annaly Capital Management, Inc. (REIT)	615,900	11,110,836
Apartment Investment & Management Co. (REIT), Class A	250,000	6,382,500
CBL & Associates Properties, Inc. (REIT)	222,900	4,041,177
Duke Realty Corp. (REIT)	225,000	3,152,250
Host Hotels & Resorts, Inc. (REIT)	275,000	4,661,250

		29,348,013

Total Financials		169,150,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (13.1%)
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	95,100	$5,676,519

Health Care Providers & Services (4.4%)
AmerisourceBergen Corp.	206,300	8,540,820
Cardinal Health, Inc.	181,900	8,261,898
Owens & Minor, Inc.	115,100	3,969,799
UnitedHealth Group, Inc.	231,600	11,945,928

		32,718,445

Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	564,400	16,345,024
Eli Lilly and Co.	250,000	9,382,500
Johnson & Johnson	106,120	7,059,102
Merck & Co., Inc.	132,400	4,672,396
Pfizer, Inc.	621,400	12,800,840
Sanofi (ADR)	209,200	8,403,564

		58,663,426

Total Health Care		97,058,390

Industrials (10.3%)
Aerospace & Defense (1.8%)
Northrop Grumman Corp.	188,900	13,100,215

Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	106,900	4,129,547
Pitney Bowes, Inc.	311,900	7,170,581

		11,300,128

Electrical Equipment (0.1%)
Brady Corp., Class A	14,519	465,479

Industrial Conglomerates (4.0%)
General Electric Co.	1,588,600	29,960,996

Machinery (1.9%)
Caterpillar, Inc.	96,400	10,262,744
Harsco Corp.	112,400	3,664,240

		13,926,984

Road & Rail (1.0%)
CSX Corp.	137,100	3,594,762
Ryder System, Inc.	68,000	3,865,800

		7,460,562

Total Industrials		76,214,364

Information Technology (7.1%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	563,900	8,802,479
Nokia Oyj (ADR)	1,144,500	7,347,690

		16,150,169

IT Services (1.3%)
International Business Machines Corp.	56,900	9,761,195

Office Electronics (0.3%)
Canon, Inc. (ADR)	42,100	2,003,539

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	192,100	4,256,936
STMicroelectronics N.V. (N.Y. Shares)	553,800	5,515,848

		9,772,784

	Number of Shares	Value (Note 1)

Software (2.0%)
Microsoft Corp.	584,600	$15,199,600

Total Information Technology		52,887,287

Materials (3.2%)
Chemicals (2.8%)
Eastman Chemical Co.	112,500	11,482,875
Huntsman Corp.	318,000	5,994,300
Kronos Worldwide, Inc.	107,220	3,372,069

		20,849,244

Metals & Mining (0.4%)
Southern Copper Corp.	83,600	2,747,932

Total Materials		23,597,176

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	389,800	12,243,618
Verizon Communications, Inc.	391,100	14,560,653

Total Telecommunication Services		26,804,271

Utilities (4.9%)
Electric Utilities (0.8%)
Northeast Utilities	160,700	5,651,819

Multi-Utilities (3.2%)
Alliant Energy Corp.	116,500	4,736,890
CMS Energy Corp.	751,800	14,802,942
DTE Energy Co.	87,800	4,391,756

		23,931,588

Water Utilities (0.9%)
American Water Works Co., Inc.	229,400	6,755,830

Total Utilities		36,339,237

Total Common Stocks (97.9%) (Cost $623,814,401)		724,733,362

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.8%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $27,928,939)	$27,928,939	27,928,939

Total Investments (101.7%) (Cost $651,743,340)		752,662,301
Other Assets Less Liabilities (-1.7%)		(12,347,884)

Net Assets (100%)		$740,314,417

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$76,264,309	$—	$—	$76,264,309
Consumer Staples	65,851,143	—	—	65,851,143
Energy	100,566,534	—	—	100,566,534
Financials	169,150,651	—	—	169,150,651
Health Care	97,058,390	—	—	97,058,390
Industrials	76,214,364	—	—	76,214,364
Information Technology	52,887,287	—	—	52,887,287
Materials	23,597,176	—	—	23,597,176
Telecommunication Services	26,804,271	—	—	26,804,271
Utilities	36,339,237	—	—	36,339,237
Short-Term Investments	—	27,928,939	—	27,928,939

Total Assets	$724,733,362	$27,928,939	$—	$752,662,301

Total Liabilities	$—	$—	$—	$—

Total	$724,733,362	$27,928,939	$—	$752,662,301

The Portfolio held no derivatives contracts for the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$307,280,123
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$333,723,122

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,380,455
Aggregate gross unrealized depreciation	(17,710,172)

Net unrealized appreciation	$89,670,283

Federal income tax cost of investments	$662,992,018

The Portfolio has a net capital loss carryforward of $51,233,302 of which $51,233,302 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $651,743,340)	$752,662,301
Receivable for securities sold	45,795,602
Dividends, interest and other receivables	1,448,906
Receivable from Separate Accounts for Trust shares sold	69,820
Other assets	6,630

Total assets	799,983,259

LIABILITIES
Payable for securities purchased	58,793,365
Investment management fees payable	399,897
Payable to Separate Accounts for Trust shares redeemed	270,521
Distribution fees payable - Class IB	65,446
Administrative fees payable	62,983
Accrued expenses	76,630

Total liabilities	59,668,842

NET ASSETS	$740,314,417

Net assets were comprised of:
Paid in capital	$648,655,103
Accumulated undistributed net investment income (loss)	9,152,313
Accumulated undistributed net realized gain (loss) on investments	(18,411,960)
Unrealized appreciation (depreciation) on investments	100,918,961

Net assets	$740,314,417

Class IA
Net asset value, offering and redemption price per share, $414,431,355 / 74,603,591 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.56

Class IB
Net asset value, offering and redemption price per share, $325,883,062 / 58,556,912 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,603 foreign withholding tax)	$12,249,357

EXPENSES
Investment management fees	2,777,769
Distribution fees - Class IB	406,426
Administrative fees	391,785
Printing and mailing expenses	29,356
Professional fees	14,183
Custodian fees	13,714
Trustees’ fees	8,378
Miscellaneous	9,000

Gross expenses	3,650,611
Less: Waiver from investment advisor	(280,361)

Net expenses	3,370,250

NET INVESTMENT INCOME (LOSS)	8,879,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	44,337,350
Net change in unrealized appreciation (depreciation) on securities	(11,872,443)

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,464,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,344,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,879,107	$16,157,559
Net realized gain (loss) on investments	44,337,350	45,849,069
Net change in unrealized appreciation (depreciation) on investments	(11,872,443)	47,118,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,344,014	109,125,564

DIVIDENDS:
Dividends from net investment income
Class IA	—	(10,015,220)
Class IB	—	(6,822,909)

TOTAL DIVIDENDS	—	(16,838,129)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,679,298 and 2,751,248 shares, respectively ]	9,077,772	13,185,349
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,947,384 shares, respectively ]	—	10,015,220
Capital shares repurchased [ (5,697,284) and (30,452,565) shares, respectively ]	(31,237,996)	(151,325,246)

Total Class IA transactions	(22,160,224)	(128,124,677)

Class IB
Capital shares sold [ 4,038,438 and 11,109,060 shares, respectively ]	22,028,244	54,230,982
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,322,884 shares, respectively ]	—	6,822,909
Capital shares repurchased [ (5,674,671) and (11,795,366) shares, respectively ]	(31,127,335)	(56,970,760)

Total Class IB transactions	(9,099,091)	4,083,131

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,259,315)	(124,041,546)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,084,699	(31,754,111)
NET ASSETS:
Beginning of period	730,229,718	761,983,829

End of period (a)	$740,314,417	$730,229,718

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,152,313	$273,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008		2007	2006
Net asset value, beginning of period	$5.25	$4.64	$4.26	$6.54		$6.91	$6.35

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.12 (e)	0.12 (e)	0.13	(e)	0.21 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments	0.24	0.62	0.38	(2.20)		0.05	0.88

Total from investment operations	0.31	0.74	0.50	(2.07)		0.26	1.02

Less distributions:
Dividends from net investment income	—	(0.13)	(0.12)	(0.14)		(0.15)	(0.14)
Distributions from net realized gains	—	—	—	(0.07)		(0.48)	(0.32)

Total dividends and distributions	—	(0.13)	(0.12)	(0.21)		(0.63)	(0.46)

Net asset value, end of period	$5.56	$5.25	$4.64	$4.26		$6.54	$6.91

Total return (b)	5.90%	16.00%	11.82%	(32.11)%		3.89%	16.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$414,431	$413,037	$484,617	$376,369		$123,390	$104,746
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80%		0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.80%	0.80%		0.80%	0.80%
Before waivers and fees paid indirectly (a)	0.88%	0.88%	0.90%	0.92%		0.89%	0.87%
Ratio of net investment income to average net assets:
After waivers (a)	2.50%	2.42%	3.01%	2.61%		2.93%	2.09%
After waivers and fees paid indirectly (a)	2.50%	2.42%	3.01%	2.61%		2.93%	2.09%
Before waivers and fees paid indirectly (a)	2.43%	2.34%	2.91%	2.49%		2.84%	2.02%
Portfolio turnover rate	42%	64%	88%	88%		65%	84%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008		2007	2006
Net asset value, beginning of period	$5.27	$4.66	$4.27	$6.56		$6.93	$6.36

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.11 (e)	0.17	(e)	0.19 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	0.24	0.62	0.39	(2.26)		0.05	0.89

Total from investment operations	0.30	0.73	0.50	(2.09)		0.24	1.01

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.13)		(0.13)	(0.12)
Distributions from net realized gains	—	—	—	(0.07)		(0.48)	(0.32)

Total dividends and distributions	—	(0.12)	(0.11)	(0.20)		(0.61)	(0.44)

Net asset value, end of period	$5.57	$5.27	$4.66	$4.27		$6.56	$6.93

Total return (b)	5.69%	15.65%	11.74%	(32.34)%		3.61%	16.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$325,883	$317,193	$277,367	$247,769		$343,385	$344,728
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%	1.05%		1.05%	1.05%
Before waivers and fees paid indirectly (a)	1.13%	1.13%	1.15%	1.17	%(c)	1.14%	1.12%
Ratio of net investment income to average net assets:
After waivers (a)	2.26%	2.18%	2.78%	3.07%		2.68%	1.84%
After waivers and fees paid indirectly (a)	2.26%	2.18%	2.78%	3.07%		2.68%	1.84%
Before waivers and fees paid indirectly (a)	2.18%	2.10%	2.68%	2.97%		2.59%	1.77%
Portfolio turnover rate	42%	64%	88%	88%		65%	84%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	29.5%
Consumer Discretionary	21.1
Consumer Staples	10.0
Health Care	9.7
Industrials	7.1
Energy	7.1
Financials	7.1
Telecommunication Services	3.8
Materials	3.7
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class IA
Actual	$1,000.00	$1,074.10	$4.37
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,073.70	5.66
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.1%)
Auto Components (3.4%)
BorgWarner, Inc.*	11,400	$921,006
Magna International, Inc.	18,000	972,720
TRW Automotive Holdings Corp.*	15,000	885,450

		2,779,176

Internet & Catalog Retail (3.6%)
Netflix, Inc.*	3,200	840,608
priceline.com, Inc.*	4,200	2,150,106

		2,990,714

Media (7.1%)
CBS Corp., Class B	51,600	1,470,084
DIRECTV, Class A*	35,400	1,799,028
McGraw-Hill Cos., Inc.	21,500	901,065
Scripps Networks Interactive, Inc., Class A	17,400	850,512
Viacom, Inc., Class B	16,600	846,600

		5,867,289

Multiline Retail (2.3%)
Dollar Tree, Inc.*	19,800	1,319,076
Family Dollar Stores, Inc.	10,600	557,136

		1,876,212

Specialty Retail (4.7%)
Advance Auto Parts, Inc.	13,200	772,068
Limited Brands, Inc.	26,100	1,003,545
PetSmart, Inc.	18,400	834,808
Ross Stores, Inc.	16,300	1,305,956

		3,916,377

Total Consumer Discretionary		17,429,768

Consumer Staples (10.0%)
Beverages (2.3%)
Dr. Pepper Snapple Group, Inc.	20,100	842,793
Hansen Natural Corp.*	12,700	1,028,065

		1,870,858

Food & Staples Retailing (2.5%)
CVS Caremark Corp.	24,300	913,194
Walgreen Co.	26,700	1,133,682

		2,046,876

Food Products (0.9%)
Campbell Soup Co.	21,400	739,370

Household Products (2.6%)
Colgate-Palmolive Co.	15,500	1,354,855
Procter & Gamble Co.	13,300	845,481

		2,200,336

Personal Products (1.7%)
Estee Lauder Cos., Inc., Class A	13,200	1,388,508

Total Consumer Staples		8,245,948

Energy (7.1%)
Energy Equipment & Services (3.3%)
Cameron International Corp.*	17,800	895,162
Core Laboratories N.V.	8,000	892,320

	Number of Shares	Value (Note 1)

RPC, Inc.	36,800	$903,072

		2,690,554

Oil, Gas & Consumable Fuels (3.8%)
Cimarex Energy Co.	10,700	962,144
Southwestern Energy Co.*	32,100	1,376,448
Spectra Energy Corp.	30,700	841,487

		3,180,079

Total Energy		5,870,633

Financials (7.1%)
Consumer Finance (1.2%)
Discover Financial Services	35,700	954,975

Diversified Financial Services (1.0%)
Moody’s Corp.	22,000	843,700

Insurance (4.9%)
ACE Ltd.	12,800	842,496
Axis Capital Holdings Ltd.	22,900	708,984
Chubb Corp.	13,800	864,018
Hartford Financial Services Group, Inc.	31,300	825,381
Travelers Cos., Inc.	14,200	828,996

		4,069,875

Total Financials		5,868,550

Health Care (9.7%)
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	18,200	855,946

Health Care Providers & Services (6.1%)
AmerisourceBergen Corp.	37,100	1,535,940
DaVita, Inc.*	10,700	926,727
Laboratory Corp. of America Holdings*	9,500	919,505
McKesson Corp.	11,300	945,245
Quest Diagnostics, Inc.	12,700	750,570

		5,077,987

Life Sciences Tools & Services (1.7%)
Illumina, Inc.*	18,100	1,360,215

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	26,187	758,376

Total Health Care		8,052,524

Industrials (7.1%)
Airlines (0.7%)
Delta Air Lines, Inc.*	64,100	587,797

Industrial Conglomerates (1.2%)
3M Co.	10,700	1,014,895

Machinery (2.2%)
Cummins, Inc.	9,300	962,457
PACCAR, Inc.	17,100	873,639

		1,836,096

Professional Services (0.9%)
IHS, Inc., Class A*	9,200	767,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (2.1%)
W.W. Grainger, Inc.	11,100	$1,705,515

Total Industrials		5,911,767

Information Technology (29.5%)
Communications Equipment (3.6%)
Cisco Systems, Inc.	30,985	483,676
JDS Uniphase Corp.*	38,800	646,408
Nokia Oyj (ADR)	79,700	511,674
QUALCOMM, Inc.	14,600	829,134
Research In Motion Ltd.*	16,900	487,565

		2,958,457

Computers & Peripherals (4.1%)
Apple, Inc.*	3,500	1,174,845
Hewlett-Packard Co.	29,300	1,066,520
SanDisk Corp.*	27,900	1,157,850

		3,399,215

Electronic Equipment, Instruments & Components (2.0%)
Dolby Laboratories, Inc., Class A*	17,400	738,804
TE Connectivity Ltd.	24,600	904,296

		1,643,100

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	24,900	783,603

IT Services (5.8%)
International Business Machines Corp.	15,198	2,607,217
Teradata Corp.*	16,000	963,200
Western Union Co.	60,300	1,207,809

		4,778,226

Semiconductors & Semiconductor Equipment (11.9%)
Altera Corp.	20,500	950,175
ARM Holdings plc (ADR)	32,800	932,504
Atmel Corp.*	74,500	1,048,215
Intel Corp.	35,300	782,248
KLA-Tencor Corp.	16,300	659,824
Lam Research Corp.*	17,000	752,760
Linear Technology Corp.	38,900	1,284,478
Micron Technology, Inc.*	110,400	825,792
NVIDIA Corp.*	52,500	836,587
Texas Instruments, Inc.	26,700	876,561
Xilinx, Inc.	26,000	948,220

		9,897,364

	Number of Shares	Value (Note 1)

Software (1.2%)
Microsoft Corp.	38,700	$1,006,200

Total Information Technology		24,466,165

Materials (3.7%)
Chemicals (2.2%)
Ecolab, Inc.	16,500	930,270
Praxair, Inc.	8,000	867,120

		1,797,390

Containers & Packaging (1.5%)
Ball Corp.	33,800	1,299,948

Total Materials		3,097,338

Telecommunication Services (3.8%)
Diversified Telecommunication Services (1.1%)
BCE, Inc.	22,800	895,812

Wireless Telecommunication Services (2.7%)
American Tower Corp., Class A*	16,300	852,979
MetroPCS Communications, Inc.*	80,000	1,376,800

		2,229,779

Total Telecommunication Services		3,125,591

Total Investments (99.1%) (Cost $70,602,065)		82,068,284
Other Assets Less Liabilities (0.9%)		759,835

Net Assets (100%)		$82,828,119

*	Non-income producing.

Glossary:

ADR—American	Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,429,768	$—	$—	$17,429,768
Consumer Staples	8,245,948	—	—	8,245,948
Energy	5,870,633	—	—	5,870,633
Financials	5,868,550	—	—	5,868,550
Health Care	8,052,524	—	—	8,052,524
Industrials	5,911,767	—	—	5,911,767
Information Technology	24,466,165	—	—	24,466,165
Materials	3,097,338	—	—	3,097,338
Telecommunication Services	3,125,591	—	—	3,125,591

Total Assets	$82,068,284	$—	$—	$82,068,284

Total Liabilities	$—	$—	$—	$—

Total	$82,068,284	$—	$—	$82,068,284

The Portfolio had no derivatives contracts for the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,095,438
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,193,967

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,373,828
Aggregate gross unrealized depreciation	(2,907,609)

Net unrealized appreciation	$11,466,219

Federal income tax cost of investments	$70,602,065

The Portfolio has a net capital loss carryforward of $18,746,596 of which $6,374,745 expires in the year 2016 and $12,371,851 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $70,602,065)	$82,068,284
Foreign cash (Cost $6,676)	6,393
Receivable for securities sold	2,450,539
Dividends, interest and other receivables	87,653
Receivable from Separate Accounts for Trust shares sold	20,548
Other assets	653

Total assets	84,634,070

LIABILITIES
Overdraft payable	62,289
Payable for securities purchased	1,620,516
Investment management fees payable	43,110
Distribution fees payable - Class IB	15,936
Payable to Separate Accounts for Trust shares redeemed	15,232
Administrative fees payable	9,217
Trustees’ fees payable	28
Accrued expenses	39,623

Total liabilities	1,805,951

NET ASSETS	$82,828,119

Net assets were comprised of:
Paid in capital	$81,323,189
Accumulated undistributed net investment income (loss)	48,809
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(10,009,816)
Unrealized appreciation (depreciation) on investments and foreign currency translations	11,465,937

Net assets	$82,828,119

Class IA
Net asset value, offering and redemption price per share, $3,234,928 / 413,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.83

Class IB
Net asset value, offering and redemption price per share, $79,593,191 / 10,316,206 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,236 foreign withholding tax)	$490,194

EXPENSES
Investment management fees	263,259
Distribution fees - Class IB	97,210
Administrative fees	56,093
Custodian fees	10,259
Professional fees	10,088
Printing and mailing expenses	3,205
Trustees’ fees	914
Miscellaneous	514

Total expenses	441,542

NET INVESTMENT INCOME (LOSS)	48,652

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities	8,736,585
Foreign currency transactions	195

Net realized gain (loss)	8,736,780

Change in unrealized appreciation (depreciation) on:
Securities	(3,155,919)
Foreign currency translations	167

Net change in unrealized appreciation (depreciation)	(3,155,752)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,581,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,629,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$48,652	$(46,313)
Net realized gain (loss) on investments and foreign currency transactions	8,736,780	1,349,432
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,155,752)	7,566,676

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,629,680	8,869,795

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,509)
Class IB	—	(34,466)

TOTAL DIVIDENDS	—	(35,975)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 13,669 and 22,535 shares, respectively ]	104,936	149,117
Capital shares issued in reinvestment of dividends and distributions [ 0 and 239 shares, respectively ]	—	1,509
Capital shares repurchased [ (37,387) and (118,513) shares, respectively ]	(286,166)	(787,429)

Total Class IA transactions	(181,230)	(636,803)

Class IB
Capital shares sold [ 659,657 and 1,652,844 shares, respectively ]	5,006,901	10,787,261
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,522 shares, respectively ]	—	34,466
Capital shares repurchased [ (789,510) and (2,204,334) shares, respectively ]	(5,952,028)	(14,440,514)

Total Class IB transactions	(945,127)	(3,618,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,126,357)	(4,255,590)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,503,323	4,578,230

NET ASSETS:
Beginning of period	78,324,796	73,746,566

End of period (a)	$82,828,119	$78,324,796

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$48,809	$157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IA			2010		2009		2008	2007		2006
Net asset value, beginning of period	$7.29		$6.47		$4.95		$9.20	$8.62		$8.26

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01	(e)	0.03	(e)	0.04 (e)	0.04	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54		0.81		1.52		(4.16)	1.02		0.42

Total from investment operations	0.54		0.82		1.55		(4.12)	1.06		0.45

Less distributions:
Dividends from net investment income	—		—	#	(0.03)		(0.03)	(0.05)		—
Distributions from net realized gains	—		—		—		(0.10)	(0.43)		(0.09)

Total dividends and distributions	—		—	#	(0.03)		(0.13)	(0.48)		(0.09)

Net asset value, end of period	$7.83		$7.29		$6.47		$4.95	$9.20		$8.62

Total return (b)	7.41%		12.73%		31.33%		(45.10)%	12.38%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,235		$3,185		$3,444		$2,956	$6,475		$7,005
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.85%		0.89%		0.81%	0.80%		0.80%
Before waivers (a)	0.85%		0.85%		0.92%		0.89%	0.88%		0.87%
Ratio of net investment income to average net assets:
After waivers (a)	0.04%		0.17%		0.52%		0.56%	0.48%		0.34%
Before waivers (a)	0.04%		0.17%		0.50%		0.48%	0.41%		0.27%
Portfolio turnover rate	46%		56%		62%		79%	57%		61%

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009		2008	2007		2006
Net asset value, beginning of period	$7.19		$6.40		$4.90		$9.10	$8.53		$8.19

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	—	#(e)	0.01	(e)	0.02 (e)	0.02	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53		0.79		1.50		(4.10)	1.00		0.43

Total from investment operations	0.53		0.79		1.51		(4.08)	1.02		0.43

Less distributions:
Dividends from net investment income	—		—	#	(0.01)		(0.02)	(0.02)		—
Distributions from net realized gains	—		—		—		(0.10)	(0.43)		(0.09)

Total dividends and distributions	—		—	#	(0.01)		(0.12)	(0.45)		(0.09)

Net asset value, end of period	$7.72		$7.19		$6.40		$4.90	$9.10		$8.53

Total return (b)	7.37%		12.40%		30.90%		(45.18)%	12.10%		5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,593		$75,140		$70,302		$53,313	$94,220		$79,100
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.10%		1.14%		1.06%	1.05%		1.05%
Before waivers (a)	1.10%		1.10%		1.17	%(c)	1.14%	1.13	%(c)	1.12	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.12%		(0.07)%		0.26%		0.32%	0.23%		(0.01)%
Before waivers (a)	0.12%		(0.07)%		0.24%		0.24%	0.16%		(0.06)%
Portfolio turnover rate	46%		56%		62%		79%	57%		61%

#	Per share amount is less than $0.005
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	17.3%
Energy	17.0
Consumer Discretionary	13.8
Health Care	13.2
Financials	9.7
Industrials	9.7
Consumer Staples	6.8
Materials	5.0
Telecommunication Services	4.2
Utilities	2.0
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,065.90	$3.69
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,064.10	4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.97%, respectively , multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.2%)
TRW Automotive Holdings Corp.*	47,400	$2,798,022

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	156,900	13,229,808

Media (5.4%)
CBS Corp., Class B	93,000	2,649,570
Comcast Corp., Class A	714,200	18,097,828
DreamWorks Animation SKG, Inc., Class A*	144,700	2,908,470
Gannett Co., Inc.	824,300	11,803,976
Scripps Networks Interactive, Inc., Class A	160,300	7,835,464
Time Warner Cable, Inc.	206,430	16,109,797
Viacom, Inc., Class B	151,600	7,731,600

		67,136,705

Multiline Retail (1.7%)
Target Corp.	435,900	20,448,069

Specialty Retail (2.6%)
Home Depot, Inc.	177,700	6,436,294
Lowe’s Cos., Inc.	90,400	2,107,224
Tiffany & Co.	152,200	11,950,744
Urban Outfitters, Inc.*	424,200	11,941,230

		32,435,492

Textiles, Apparel & Luxury Goods (2.8%)
Coach, Inc.	298,900	19,108,677
NIKE, Inc., Class B	164,300	14,783,714

		33,892,391

Total Consumer Discretionary		169,940,487

Consumer Staples (6.8%)
Beverages (1.6%)
PepsiCo, Inc.	276,700	19,487,981

Food Products (1.3%)
Kraft Foods, Inc., Class A	458,414	16,149,925

Household Products (1.2%)
Procter & Gamble Co.	232,000	14,748,240

Personal Products (1.9%)
Avon Products, Inc.	838,500	23,478,000

Tobacco (0.8%)
Philip Morris International, Inc.	154,772	10,334,127

Total Consumer Staples		84,198,273

Energy (17.0%)
Energy Equipment & Services (4.4%)
Halliburton Co.	507,400	25,877,400
Schlumberger Ltd.	201,600	17,418,240
Transocean Ltd.	80,300	5,184,168
Weatherford International Ltd.*	338,300	6,343,125

		54,822,933

Oil, Gas & Consumable Fuels (12.6%)
Anadarko Petroleum Corp.	196,700	15,098,692
Cenovus Energy, Inc.	637,700	24,015,782

	Number of Shares	Value (Note 1)

Chevron Corp.	470,512	$48,387,454
Encana Corp.	148,100	4,559,999
Noble Energy, Inc.	200,300	17,952,889
Royal Dutch Shell plc (ADR), Class A	484,100	34,434,033
TransCanada Corp.	243,900	10,692,576

		155,141,425

Total Energy		209,964,358

Financials (9.7%)
Capital Markets (2.4%)
Bank of New York Mellon Corp.	177,200	4,539,864
Charles Schwab Corp.	396,400	6,520,780
Goldman Sachs Group, Inc.	146,200	19,457,758

		30,518,402

Commercial Banks (1.4%)
BB&T Corp.	408,500	10,964,140
Wells Fargo & Co.	231,800	6,504,308

		17,468,448

Diversified Financial Services (1.3%)
JPMorgan Chase & Co.	174,536	7,145,504
NYSE Euronext	254,100	8,708,007

		15,853,511

Insurance (3.6%)
ACE Ltd.	96,700	6,364,794
Allstate Corp.	500,400	15,277,212
Aon Corp.	269,100	13,804,830
Progressive Corp.	414,100	8,853,458

		44,300,294

Real Estate Investment Trusts (REITs) (1.0%)
Ventas, Inc. (REIT)	234,800	12,376,308

Total Financials		120,516,963

Health Care (13.2%)
Biotechnology (2.6%)
Pharmasset, Inc.*	229,900	25,794,780
Seattle Genetics, Inc.*	303,500	6,227,820

		32,022,600

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	1,462,900	10,108,639

Health Care Providers & Services (2.3%)
AMERIGROUP Corp.*	193,800	13,657,086
Centene Corp.*	103,100	3,663,143
Universal Health Services, Inc., Class B	218,900	11,279,917

		28,600,146

Health Care Technology (1.9%)
Cerner Corp.*	381,600	23,319,576

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	39,800	6,713,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (5.0%)
Allergan, Inc.	363,912	$30,295,674
Shire plc (ADR)	337,300	31,777,033

		62,072,707

Total Health Care		162,836,734

Industrials (9.7%)
Aerospace & Defense (1.1%)
United Technologies Corp.	152,900	13,533,179

Air Freight & Logistics (0.8%)
FedEx Corp.	98,500	9,342,725

Commercial Services & Supplies (1.3%)
Iron Mountain, Inc.	275,400	9,388,386
Republic Services, Inc.	216,700	6,685,195

		16,073,581

Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc.*	134,700	5,825,775

Electrical Equipment (1.0%)
Emerson Electric Co.	211,400	11,891,250

Industrial Conglomerates (0.4%)
General Electric Co.	288,728	5,445,410

Machinery (2.6%)
Caterpillar, Inc.	84,600	9,006,516
Danaher Corp.	271,800	14,402,682
Stanley Black & Decker, Inc.	122,700	8,840,535

		32,249,733

Professional Services (0.2%)
Nielsen Holdings N.V.*	96,600	3,010,056

Road & Rail (1.8%)
Norfolk Southern Corp.	296,500	22,216,745

Total Industrials		119,588,454

Information Technology (17.3%)
Communications Equipment (2.0%)
Juniper Networks, Inc.*	339,800	10,703,700
QUALCOMM, Inc.	240,400	13,652,316

		24,356,016

Computers & Peripherals (2.5%)
Apple, Inc.*	90,200	30,277,434

Electronic Equipment, Instruments & Components (1.9%)
Flextronics International Ltd.*	1,681,900	10,797,798
Jabil Circuit, Inc.	649,600	13,121,920

		23,919,718

Internet Software & Services (1.4%)
Google, Inc., Class A*	33,980	17,206,793

IT Services (4.3%)
Accenture plc, Class A	139,200	8,410,464
International Business Machines Corp.	130,600	22,404,430
Jack Henry & Associates, Inc.	190,300	5,710,903

	Number of Shares	Value (Note 1)

Mastercard, Inc., Class A	27,600	$8,316,984
Visa, Inc., Class A	95,100	8,013,126

		52,855,907

Semiconductors & Semiconductor Equipment (3.2%)
Broadcom Corp., Class A*	278,800	9,378,832
First Solar, Inc.*	40,100	5,304,027
Freescale Semiconductor Holdings I Ltd.*	504,900	9,285,111
Maxim Integrated Products, Inc.	624,900	15,972,444

		39,940,414

Software (2.0%)
Oracle Corp.	753,300	24,791,103

Total Information Technology		213,347,385

Materials (5.0%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	112,700	10,771,866
Monsanto Co.	149,200	10,822,968

		21,594,834

Metals & Mining (3.3%)
Allegheny Technologies, Inc.	190,500	12,091,035
Barrick Gold Corp.	165,300	7,486,437
Cliffs Natural Resources, Inc.	110,400	10,206,480
Freeport-McMoRan Copper & Gold, Inc.	81,000	4,284,900
Nucor Corp.	150,200	6,191,244

		40,260,096

Total Materials		61,854,930

Telecommunication Services (4.2%)
Wireless Telecommunication Services (4.2%)
American Tower Corp., Class A*	853,700	44,674,121
MetroPCS Communications, Inc.*	436,400	7,510,444

Total Telecommunication Services		52,184,565

Utilities (2.0%)
Electric Utilities (1.2%)
Edison International	271,100	10,505,125
PPL Corp.	140,500	3,910,115

		14,415,240

Multi-Utilities (0.8%)
PG&E Corp.	248,900	10,461,267

Total Utilities		24,876,507

Total Common Stocks (98.7%) (Cost $920,801,337)		1,219,308,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $14,761,890)	$14,761,890	$14,761,890

Total Investments (99.9%) (Cost $935,563,227)		1,234,070,546
Other Assets Less Liabilities (0.1%)		1,273,740

Net Assets (100%)		$1,235,344,286

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$169,940,487	$—	$—	$169,940,487
Consumer Staples	84,198,273	—	—	84,198,273
Energy	209,964,358	—	—	209,964,358
Financials	120,516,963	—	—	120,516,963
Health Care	162,836,734	—	—	162,836,734
Industrials	119,588,454	—	—	119,588,454
Information Technology	213,347,385	—	—	213,347,385
Materials	61,854,930	—	—	61,854,930
Telecommunication Services	52,184,565	—	—	52,184,565
Utilities	24,876,507	—	—	24,876,507
Short-Term Investments	—	14,761,890	—	14,761,890

Total Assets	$1,219,308,656	$14,761,890	$—	$1,234,070,546

Total Liabilities	$—	$—	$—	$—

Total	$1,219,308,656	$14,761,890	$—	$1,234,070,546

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$189,185,793
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$234,092,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,551,064
Aggregate gross unrealized depreciation	(21,043,745)

Net unrealized appreciation	$298,507,319

Federal income tax cost of investments	$935,563,227

The Portfolio has a net capital loss carryforward of $381,823,567 of which $150,620,280 expires in the year 2016 and $231,203,287 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $935,563,227)	$1,234,070,546
Receivable for securities sold	6,160,239
Dividends, interest and other receivables	1,298,671
Receivable from Separate Accounts for Trust shares sold	94,021
Other assets	19,501

Total assets	1,241,642,978

LIABILITIES
Overdraft payable	80
Payable for securities purchased	4,551,502
Payable to Separate Accounts for Trust shares redeemed	676,292
Investment management fees payable	589,294
Distribution fees payable - Class IB	242,525
Administrative fees payable	103,221
Trustees’ fees payable	2,921
Accrued expenses	132,857

Total liabilities	6,298,692

NET ASSETS	$1,235,344,286

Net assets were comprised of:
Paid in capital	$1,280,129,328
Accumulated undistributed net investment income (loss)	4,083,763
Accumulated undistributed net realized gain (loss) on investments	(347,376,124)
Unrealized appreciation (depreciation) on investments	298,507,319

Net assets	$1,235,344,286

Class IA
Net asset value, offering and redemption price per share, $24,515,501 / 1,894,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.94

Class IB
Net asset value, offering and redemption price per share, $1,210,828,785 / 93,592,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $70,602 foreign withholding tax)	$9,766,587

Total income	9,766,587

EXPENSES
Investment management fees	3,962,439
Distribution fees - Class IB	1,517,280
Administrative fees	644,890
Printing and mailing expenses	49,099
Professional fees	22,781
Custodian fees	16,116
Trustees’ fees	14,111
Miscellaneous	11,464

Gross expenses	6,238,180
Less: Waiver from investment advisor	(261,769)
Fees paid indirectly	(11,364)

Net expenses	5,965,047

NET INVESTMENT INCOME (LOSS)	3,801,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	34,447,443
Net change in unrealized appreciation (depreciation) on securities	39,490,670

NET REALIZED AND UNREALIZED GAIN (LOSS)	73,938,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,739,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,801,540	$8,904,056
Net realized gain (loss) on investments	34,447,443	41,349,546
Net change in unrealized appreciation (depreciation) on investments	39,490,670	121,123,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,739,653	171,377,550

DIVIDENDS:
Dividends from net investment income
Class IA	—	(223,945)
Class IB	—	(8,402,718)

TOTAL DIVIDENDS	—	(8,626,663)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 85,172 and 267,437 shares, respectively ]	1,088,004	2,921,502
Capital shares issued in reinvestment of dividends [ 0 and 18,732 shares, respectively ]	—	223,945
Capital shares repurchased [ (157,211) and (421,342) shares, respectively ]	(2,001,881)	(4,565,937)

Total Class IA transactions	(913,877)	(1,420,490)

Class IB
Capital shares sold [ 1,378,687 and 2,162,805 shares, respectively ]	17,504,905	23,629,981
Capital shares issued in reinvestment of dividends [ 0 and 701,949 shares, respectively ]	—	8,402,718
Capital shares repurchased [ (7,178,094) and (15,063,905) shares, respectively ]	(91,146,038)	(163,155,232)

Total Class IB transactions	(73,641,133)	(131,122,533)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(74,555,010)	(132,543,023)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,184,643	30,207,864
NET ASSETS:
Beginning of period	1,232,159,643	1,201,951,779

End of period (a)	$1,235,344,286	$1,232,159,643

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,083,763	$282,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (h)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.14	$10.56	$8.12	$13.87	$13.94	$12.50

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.12 (e)	0.13 (e)	0.13 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments	0.75	1.58	2.45	(5.55)	0.13	1.44

Total from investment operations	0.80	1.69	2.57	(5.42)	0.26	1.55

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.13)	(0.18)	(0.11)
Distributions from net realized gains	—	—	—	(0.20)	(0.15)	—

Total dividends and distributions	—	(0.11)	(0.13)	(0.33)	(0.33)	(0.11)

Net asset value, end of period	$12.94	$12.14	$10.56	$8.12	$13.87	$13.94

Total return (b)	6.59%	16.07%	31.73%	(39.50)%	1.89%	12.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,516	$23,883	$22,197	$18,434	$36,235	$4,494
Ratio of expenses to average net assets:
After waivers (a)	0.72%	0.72%	0.72%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.72%	0.72%	0.71%	0.69%	0.70%	0.69%
Before waivers and fees paid indirectly (a)	0.76%	0.77%	0.79%	0.77%	0.76%	0.75%
Ratio of net investment income to average net assets:
After waivers (a)	0.86%	1.01%	1.39%	1.14%	0.92%	0.81%
After waivers and fees paid indirectly (a)	0.86%	1.01%	1.41%	1.15%	0.93%	0.82%
Before waivers and fees paid indirectly (a)	0.82%	0.96%	1.32%	1.08%	0.86%	0.76%
Portfolio turnover rate	15%	25%	53%	41%	68%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (h)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.16	$10.57	$8.13	$13.88	$13.95	$12.51

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.10 (e)	0.10 (e)	0.09 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments	0.74	1.59	2.45	(5.54)	0.13	1.45

Total from investment operations	0.78	1.67	2.55	(5.44)	0.22	1.52

Less distributions:
Dividends from net investment income	—	(0.08)	(0.11)	(0.11)	(0.14)	(0.08)
Distributions from net realized gains	—	—	—	(0.20)	(0.15)	—

Total dividends and distributions	—	(0.08)	(0.11)	(0.31)	(0.29)	(0.08)

Net asset value, end of period	$12.94	$12.16	$10.57	$8.13	$13.88	$13.95

Total return (b)	6.41%	15.86%	31.36%	(39.62)%	1.63%	12.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,210,829	$1,208,277	$1,179,755	$1,011,551	$1,997,795	$1,060,928
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.97%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.97%	0.97%	0.96%	0.94%	0.95%	0.94%
Before waivers and fees paid indirectly (a)	1.01%	1.02%	1.04%	1.02%	1.01%	1.00%
Ratio of net investment income to average net assets:
After waivers (a)	0.61%	0.76%	1.15%	0.89%	0.59%	0.56%
After waivers and fees paid indirectly (a)	0.61%	0.76%	1.16%	0.90%	0.59%	0.57%
Before waivers and fees paid indirectly (a)	0.56%	0.71%	1.08%	0.83%	0.52%	0.51%
Portfolio turnover rate	15%	25%	53%	41%	68%	28%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	17.6%
Financials	15.8
Industrials	11.7
Consumer Discretionary	11.6
Health Care	11.5
Energy	11.5
Consumer Staples	8.9
Materials	4.4
Utilities	3.4
Telecommunication Services	2.8
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,062.20	$2.40
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36
Class IB
Actual	1,000.00	1,060.70	3.68
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.47% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.5%)
Autoliv, Inc.	35,000	$2,745,750
BorgWarner, Inc.*	37,130	2,999,732
Cooper Tire & Rubber Co.	23,100	457,149
Dana Holding Corp.*	52,900	968,070
Federal-Mogul Corp.*	20,800	474,864
Fuel Systems Solutions, Inc.*	11,800	294,410
Gentex Corp.	62,900	1,901,467
Goodyear Tire & Rubber Co.*	99,100	1,661,907
Johnson Controls, Inc.	240,730	10,028,812
Lear Corp.	35,400	1,893,192
Modine Manufacturing Co.*	830	12,757
Stoneridge, Inc.*	800	11,792
Tenneco, Inc.*	22,600	995,982
TRW Automotive Holdings Corp.*	34,500	2,036,535
Visteon Corp.*	17,300	1,183,493

		27,665,912

Automobiles (0.6%)
Ford Motor Co.*	1,277,436	17,615,842
General Motors Co.*	257,700	7,823,772
Harley-Davidson, Inc.	89,050	3,648,379
Tesla Motors, Inc.*	18,900	550,557
Winnebago Industries, Inc.*	1,470	14,200

		29,652,750

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,428
Genuine Parts Co.	60,000	3,264,000
LKQ Corp.*	54,000	1,408,860

		4,674,288

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	8,600	382,786
Apollo Group, Inc., Class A*	40,930	1,787,822
Ascent Media Corp., Class A*	250	13,243
Capella Education Co.*	7,800	326,430
Career Education Corp.*	23,900	505,485
Coinstar, Inc.*	11,500	627,210
DeVry, Inc.	25,800	1,525,554
Education Management Corp.*	20,500	490,770
H&R Block, Inc.	108,150	1,734,726
ITT Educational Services, Inc.*	9,800	766,752
Matthews International Corp., Class A	13,300	533,995
Service Corp. International	96,300	1,124,784
Sotheby’s, Inc.	25,300	1,100,550
Steiner Leisure Ltd.*	150	6,852
Strayer Education, Inc.	4,300	543,477
Weight Watchers International, Inc.	11,700	882,999

		12,353,435

Hotels, Restaurants & Leisure (1.9%)
Bally Technologies, Inc.*	26,650	1,084,122
Biglari Holdings, Inc.*	27	10,558
BJ’s Restaurants, Inc.*	550	28,798

	Number of Shares	Value (Note 1)

Brinker International, Inc.	29,190	$713,987
Carnival Corp.	151,560	5,703,203
Cheesecake Factory, Inc.*	22,800	715,236
Chipotle Mexican Grill, Inc.*	10,800	3,328,452
Cracker Barrel Old Country Store, Inc.	8,600	424,066
Darden Restaurants, Inc.	51,950	2,585,032
Denny’s Corp.*	2,590	10,049
Domino’s Pizza, Inc.*	20,900	527,516
Hyatt Hotels Corp., Class A*	16,500	673,530
International Game Technology	112,660	1,980,563
International Speedway Corp., Class A	14,900	423,309
Interval Leisure Group, Inc.*	1,064	14,566
Isle of Capri Casinos, Inc.*	420	3,717
Krispy Kreme Doughnuts, Inc.*	1,140	10,841
Las Vegas Sands Corp.*	133,000	5,613,930
Life Time Fitness, Inc.*	25,100	1,001,741
Marriott International, Inc., Class A	102,625	3,642,161
McDonald’s Corp.	351,740	29,658,717
MGM Resorts International*	103,400	1,365,914
O’Charleys, Inc.*	60	439
Panera Bread Co., Class A*	12,200	1,533,052
Penn National Gaming, Inc.*	25,700	1,036,738
Royal Caribbean Cruises Ltd.*	47,950	1,804,838
Ruby Tuesday, Inc.*	1,320	14,230
Scientific Games Corp., Class A*	30,000	310,200
Six Flags Entertainment Corp.	12,342	462,208
Speedway Motorsports, Inc.	27,700	392,786
Starbucks Corp.	265,750	10,494,468
Starwood Hotels & Resorts Worldwide, Inc.	71,600	4,012,464
Vail Resorts, Inc.	16,600	767,252
Wendy’s/Arby’s Group, Inc., Class A	192,500	975,975
WMS Industries, Inc.*	19,600	602,112
Wyndham Worldwide Corp.	63,470	2,135,765
Wynn Resorts Ltd.	28,500	4,090,890
Yum! Brands, Inc.	165,440	9,138,906

		97,292,331

Household Durables (0.5%)
Blyth, Inc.	360	18,126
CSS Industries, Inc.	240	5,023
D.R. Horton, Inc.	112,300	1,293,696
Fortune Brands, Inc.	56,250	3,587,063
Garmin Ltd.	47,900	1,582,137
Harman International Industries, Inc.	26,390	1,202,592
Jarden Corp.	29,900	1,031,849
Leggett & Platt, Inc.	56,000	1,365,280
Lennar Corp., Class A	61,000	1,107,150
M.D.C. Holdings, Inc.	15,500	381,920
Mohawk Industries, Inc.*	21,200	1,271,788
Newell Rubbermaid, Inc.	124,600	1,966,188
NVR, Inc.*	2,100	1,523,508
Pulte Group, Inc.*	134,500	1,030,270
Ryland Group, Inc.	25,700	424,821
Tempur-Pedic International, Inc.*	27,400	1,858,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Toll Brothers, Inc.*	56,300	$1,167,662
Tupperware Brands Corp.	27,600	1,861,620
Whirlpool Corp.	28,420	2,311,114

		24,990,075

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	123,180	25,189,078
Expedia, Inc.	70,810	2,052,782
IAC/InterActiveCorp*	24,850	948,525
Liberty Media Corp. - Interactive*	225,830	3,787,169
Netflix, Inc.*	17,800	4,675,882
Orbitz Worldwide, Inc.*	470	1,170
Overstock.com, Inc.*	600	9,132
priceline.com, Inc.*	16,780	8,590,186
Shutterfly, Inc.*	9,870	566,735

		45,820,659

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	683,400
Eastman Kodak Co.*	101,600	363,728
Hasbro, Inc.	43,700	1,919,741
Leapfrog Enterprises, Inc.*	1,750	7,385
Mattel, Inc.	133,700	3,675,413
Polaris Industries, Inc.	11,800	1,311,806
Steinway Musical Instruments, Inc.*	140	3,597

		7,965,070

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	84,850	3,072,419
CBS Corp., Class B	239,720	6,829,623
Charter Communications, Inc., Class A*	19,600	1,063,496
Cinemark Holdings, Inc.	31,500	652,365
Clear Channel Outdoor Holdings, Inc., Class A*	38,300	486,410
Comcast Corp., Class A	934,924	23,690,974
DIRECTV, Class A*	269,046	13,672,918
Discovery Communications, Inc., Class A*	94,400	3,866,624
DISH Network Corp., Class A*	75,660	2,320,492
DreamWorks Animation SKG, Inc., Class A*	28,000	562,800
Gannett Co., Inc.	90,000	1,288,800
Global Sources Ltd.*	523	4,806
Harte-Hanks, Inc.	1,100	8,932
Interpublic Group of Cos., Inc.	192,700	2,408,750
John Wiley & Sons, Inc., Class A	17,000	884,170
Knology, Inc.*	70	1,039
Lamar Advertising Co., Class A*	21,400	585,718
Liberty Global, Inc., Class A*	82,900	3,733,816
Liberty Media Corp. - Capital*	24,000	2,058,000
Liberty Media Corp. - Starz*	19,400	1,459,656
Live Nation Entertainment, Inc.*	51,860	594,834
Madison Square Garden Co., Class A*	25,087	690,645

	Number of Shares	Value (Note 1)

McGraw-Hill Cos., Inc.	103,330	$4,330,560
Meredith Corp.	13,600	423,368
Morningstar, Inc.	8,300	504,474
New York Times Co., Class A*	51,200	446,464
News Corp., Class A	795,794	14,085,554
Omnicom Group, Inc.	98,900	4,763,024
Regal Entertainment Group, Class A	32,900	406,315
Scripps Networks Interactive, Inc., Class A	34,700	1,696,136
Sirius XM Radio, Inc.*	1,469,100	3,217,329
Thomson Reuters Corp.	127,500	4,788,900
Time Warner Cable, Inc.	115,702	9,029,384
Time Warner, Inc.	375,126	13,643,333
Valassis Communications, Inc.*	18,800	569,640
Viacom, Inc., Class B	198,360	10,116,360
Virgin Media, Inc.	115,600	3,459,908
Walt Disney Co.	640,768	25,015,583
Washington Post Co., Class B	2,300	963,585

		167,397,204

Multiline Retail (0.7%)
Big Lots, Inc.*	36,400	1,206,660
Dillard’s, Inc., Class A	18,200	948,948
Dollar General Corp.*	26,400	894,696
Dollar Tree, Inc.*	46,425	3,092,833
Family Dollar Stores, Inc.	45,250	2,378,340
J.C. Penney Co., Inc.	56,050	1,935,967
Kohl’s Corp.	101,110	5,056,511
Macy’s, Inc.	159,600	4,666,704
Nordstrom, Inc.	63,190	2,966,139
Sears Holdings Corp.*	13,100	935,864
Target Corp.	241,360	11,322,198

		35,404,860

Specialty Retail (2.0%)
Aaron’s, Inc.	27,400	774,324
Abercrombie & Fitch Co., Class A	36,600	2,449,272
Advance Auto Parts, Inc.	33,250	1,944,793
Aeropostale, Inc.*	35,300	617,750
American Eagle Outfitters, Inc.	79,100	1,008,525
ANN, Inc.*	24,500	639,450
Ascena Retail Group, Inc.*	22,400	762,720
AutoNation, Inc.*	27,500	1,006,775
AutoZone, Inc.*	8,590	2,532,761
bebe stores, Inc.	62,900	384,319
Bed Bath & Beyond, Inc.*	86,050	5,022,738
Best Buy Co., Inc.	118,210	3,712,976
CarMax, Inc.*	81,950	2,710,086
Charming Shoppes, Inc.*	2,540	10,566
Chico’s FAS, Inc.	67,550	1,028,786
Christopher & Banks Corp.	1,620	9,315
Dick’s Sporting Goods, Inc.*	41,500	1,595,675
DSW, Inc., Class A*	10,200	516,222
Express, Inc.	23,500	512,300
Foot Locker, Inc.	68,400	1,625,184
GameStop Corp., Class A*	65,200	1,738,884
Gap, Inc.	150,090	2,716,629
GNC Holdings, Inc., Class A*	23,400	510,354
Guess?, Inc.	29,000	1,219,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

hhgregg, Inc.*	60	$804
Home Depot, Inc.	539,660	19,546,485
Jos. A. Bank Clothiers, Inc.*	9,500	475,095
Limited Brands, Inc.	100,690	3,871,531
Lowe’s Cos., Inc.	457,040	10,653,602
Men’s Wearhouse, Inc.	19,100	643,670
New York & Co., Inc.*	1,660	8,217
Office Depot, Inc.*	104,200	439,724
OfficeMax, Inc.*	32,100	251,985
O’Reilly Automotive, Inc.*	47,850	3,134,654
PetSmart, Inc.	38,400	1,742,208
RadioShack Corp.	61,100	813,241
Rent-A-Center, Inc.	33,110	1,011,842
Ross Stores, Inc.	39,680	3,179,162
Sally Beauty Holdings, Inc.*	32,500	555,750
Signet Jewelers Ltd.*	32,380	1,515,708
Sonic Automotive, Inc., Class A	990	14,503
Stage Stores, Inc.	1,110	18,648
Staples, Inc.	241,750	3,819,650
Systemax, Inc.*	1,000	14,940
Tiffany & Co.	46,000	3,611,920
TJX Cos., Inc.	130,900	6,876,177
Tractor Supply Co.	31,000	2,073,280
Ulta Salon Cosmetics & Fragrance, Inc.*	15,400	994,532
Urban Outfitters, Inc.*	49,350	1,389,203
Wet Seal, Inc., Class A*	3,010	13,455
Williams-Sonoma, Inc.	35,800	1,306,342
Zumiez, Inc.*	1,260	31,462

		103,057,934

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	24,680	759,157
Coach, Inc.	105,920	6,771,466
Crocs, Inc.*	31,190	803,142
Deckers Outdoor Corp.*	18,000	1,586,520
Fossil, Inc.*	19,100	2,248,452
Hanesbrands, Inc.*	42,700	1,219,085
Iconix Brand Group, Inc.*	26,000	629,200
K-Swiss, Inc., Class A*	350	3,720
Liz Claiborne, Inc.*	71,600	383,060
Maidenform Brands, Inc.*	310	8,575
Movado Group, Inc.	280	4,791
NIKE, Inc., Class B	121,080	10,894,778
Oxford Industries, Inc.	990	33,422
Perry Ellis International, Inc.*	700	17,675
Phillips-Van Heusen Corp.	23,440	1,534,617
Polo Ralph Lauren Corp.	21,170	2,807,354
Skechers U.S.A., Inc., Class A*	13,100	189,688
Steven Madden Ltd.*	135	5,064
Timberland Co., Class A*	13,700	588,689
Under Armour, Inc., Class A*	12,900	997,299
Unifi, Inc.*	736	10,157
VF Corp.	32,700	3,549,912
Warnaco Group, Inc.*	22,800	1,191,300
Wolverine World Wide, Inc.	21,100	880,925

		37,118,048

Total Consumer Discretionary		593,392,566

	Number of Shares	Value (Note 1)

Consumer Staples (8.9%)
Beverages (1.9%)
Brown-Forman Corp., Class B	36,800	$2,748,592
Coca-Cola Co.	669,770	45,068,823
Coca-Cola Enterprises, Inc.	119,500	3,487,010
Constellation Brands, Inc., Class A*	67,300	1,401,186
Dr. Pepper Snapple Group, Inc.	79,310	3,325,468
Hansen Natural Corp.*	25,000	2,023,750
Molson Coors Brewing Co., Class B	49,250	2,203,445
PepsiCo, Inc.	535,890	37,742,733

		98,001,007

Food & Staples Retailing (1.9%)
BJ’s Wholesale Club, Inc.*	20,400	1,027,140
Casey’s General Stores, Inc.	13,000	572,000
Costco Wholesale Corp.	152,350	12,376,914
CVS Caremark Corp.	469,310	17,636,670
Kroger Co.	222,010	5,505,848
Ruddick Corp.	16,800	731,472
Safeway, Inc.	120,040	2,805,335
SUPERVALU, Inc.	80,200	754,682
Sysco Corp.	205,050	6,393,459
United Natural Foods, Inc.*	20,200	861,934
Walgreen Co.	319,480	13,565,120
Wal-Mart Stores, Inc.	601,520	31,964,773
Whole Foods Market, Inc.	53,500	3,394,575

		97,589,922

Food Products (1.7%)
Archer-Daniels-Midland Co.	227,360	6,854,904
Bunge Ltd.	51,980	3,584,021
Campbell Soup Co.	69,500	2,401,225
ConAgra Foods, Inc.	141,750	3,658,567
Corn Products International, Inc.	30,600	1,691,568
Darling International, Inc.*	37,400	661,980
Dean Foods Co.*	65,000	797,550
Diamond Foods, Inc.	7,500	572,550
Flowers Foods, Inc.	43,200	952,128
General Mills, Inc.	216,400	8,054,408
Green Mountain Coffee Roasters, Inc.*	41,766	3,728,033
H.J. Heinz Co.	109,000	5,807,520
Hershey Co.	56,150	3,192,128
Hormel Foods Corp.	52,200	1,556,082
J.M. Smucker Co.	44,927	3,434,220
Kellogg Co.	88,300	4,884,756
Kraft Foods, Inc., Class A	554,610	19,538,910
McCormick & Co., Inc. (Non-Voting)	48,950	2,426,452
Mead Johnson Nutrition Co.	73,000	4,931,150
Ralcorp Holdings, Inc.*	20,800	1,800,864
Sara Lee Corp.	218,150	4,142,668
Smithfield Foods, Inc.*	52,000	1,137,240
TreeHouse Foods, Inc.*	15,900	868,299
Tyson Foods, Inc., Class A	112,900	2,192,518

		88,869,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (1.8%)
Church & Dwight Co., Inc.	57,900	$2,347,266
Clorox Co.	44,150	2,977,476
Colgate-Palmolive Co.	165,710	14,484,711
Energizer Holdings, Inc.*	25,850	1,870,506
Kimberly-Clark Corp.	135,200	8,998,912
Procter & Gamble Co.	946,280	60,155,020

		90,833,891

Personal Products (0.2%)
Avon Products, Inc.	143,950	4,030,600
Estee Lauder Cos., Inc., Class A	41,950	4,412,721
Herbalife Ltd.	45,400	2,616,856
Nu Skin Enterprises, Inc., Class A	17,100	642,105

		11,702,282

Tobacco (1.4%)
Altria Group, Inc.	721,990	19,067,756
Lorillard, Inc.	49,850	5,427,170
Philip Morris International, Inc.	602,930	40,257,636
Reynolds American, Inc.	113,600	4,208,880

		68,961,442

Total Consumer Staples		455,958,285

Energy (11.5%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	25,000	1,103,250
Baker Hughes, Inc.	152,784	11,086,007
Basic Energy Services, Inc.*	1,750	55,072
Bristow Group, Inc.	13,300	678,566
Cameron International Corp.*	89,550	4,503,469
CARBO Ceramics, Inc.	7,200	1,173,240
Complete Production Services, Inc.*	27,980	933,413
Core Laboratories N.V.	16,800	1,873,872
Diamond Offshore Drilling, Inc.	30,510	2,148,209
Dresser-Rand Group, Inc.*	26,400	1,419,000
Dril-Quip, Inc.*	12,800	868,224
Ensco plc (ADR)	29,680	1,581,944
FMC Technologies, Inc.*	92,000	4,120,680
Halliburton Co.	317,830	16,209,330
Helix Energy Solutions Group, Inc.*	36,700	607,752
Helmerich & Payne, Inc.	35,600	2,353,872
Hercules Offshore, Inc.*	350	1,929
ION Geophysical Corp.*	44,800	423,808
Key Energy Services, Inc.*	45,100	811,800
Lufkin Industries, Inc.	11,000	946,550
McDermott International, Inc.*	84,700	1,677,907
Nabors Industries Ltd.*	99,790	2,458,826
National Oilwell Varco, Inc.	142,880	11,174,645
Oceaneering International, Inc.	41,600	1,684,800
Oil States International, Inc.*	18,900	1,510,299
Patterson-UTI Energy, Inc.	63,600	2,010,396
Rowan Cos., Inc.*	43,300	1,680,473
Schlumberger Ltd.	460,055	39,748,752
SEACOR Holdings, Inc.	8,500	849,660
Superior Energy Services, Inc.*	29,730	1,104,172
TETRA Technologies, Inc.*	1,460	18,586
Tidewater, Inc.	19,600	1,054,676
Unit Corp.*	20,200	1,230,786

		119,103,965

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (9.2%)
Alpha Natural Resources, Inc.*	84,839	$3,855,084
Anadarko Petroleum Corp.	172,280	13,224,213
Apache Corp.	129,480	15,976,537
Apco Oil and Gas International, Inc.	6,200	538,966
Arch Coal, Inc.	68,500	1,826,210
Berry Petroleum Co., Class A	23,500	1,248,555
Bill Barrett Corp.*	20,430	946,931
BPZ Resources, Inc.*	56,300	184,664
Brigham Exploration Co.*	44,000	1,316,920
Cabot Oil & Gas Corp.	39,300	2,605,983
Chesapeake Energy Corp.	232,910	6,915,098
Chevron Corp.	681,500	70,085,460
Cimarex Energy Co.	29,760	2,676,019
Cobalt International Energy, Inc.*	34,000	463,420
Concho Resources, Inc.*	36,800	3,380,080
ConocoPhillips	479,176	36,029,244
Consol Energy, Inc.	80,350	3,895,368
Continental Resources, Inc.*	11,600	752,956
CVR Energy, Inc.*	22,750	560,105
Delek U.S. Holdings, Inc.	1,230	19,311
Denbury Resources, Inc.*	141,659	2,833,180
Devon Energy Corp.	145,530	11,469,219
El Paso Corp.	263,850	5,329,770
Energen Corp.	27,200	1,536,800
Energy XXI Bermuda Ltd.*	24,700	820,534
EOG Resources, Inc.	93,300	9,754,515
EQT Corp.	45,500	2,389,660
EXCO Resources, Inc.	55,500	979,575
Exxon Mobil Corp.#	1,663,644	135,387,349
Forest Oil Corp.*	42,500	1,135,175
Frontier Oil Corp.	45,970	1,485,291
Frontline Ltd.	22,200	327,228
General Maritime Corp.	558	753
Golar LNG Ltd.	15,900	554,751
Hess Corp.	103,920	7,769,059
Holly Corp.*	16,200	1,124,280
Kinder Morgan, Inc.	57,900	1,663,467
Kosmos Energy Ltd.*	27,100	460,158
Marathon Oil Corp.	241,390	12,716,425
McMoRan Exploration Co.*	30,200	558,096
Murphy Oil Corp.	72,420	4,755,097
Newfield Exploration Co.*	49,650	3,377,193
Noble Energy, Inc.	64,430	5,774,861
Oasis Petroleum, Inc.*	17,100	507,528
Occidental Petroleum Corp.	275,560	28,669,262
Overseas Shipholding Group, Inc.	11,700	315,198
Patriot Coal Corp.*	28,000	623,280
Peabody Energy Corp.	94,000	5,537,540
Petrohawk Energy Corp.*	107,500	2,652,025
PetroQuest Energy, Inc.*	420	2,949
Pioneer Natural Resources Co.	43,850	3,927,645
Plains Exploration & Production Co.*	51,850	1,976,522
QEP Resources, Inc.	66,200	2,769,146
Quicksilver Resources, Inc.*	44,800	661,248
Range Resources Corp.	55,750	3,094,125
Rosetta Resources, Inc.*	19,900	1,025,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SandRidge Energy, Inc.*	122,244	$1,303,121
Ship Finance International Ltd.	28,200	508,164
SM Energy Co.	25,800	1,895,784
Southern Union Co.	49,900	2,003,485
Southwestern Energy Co.*	119,150	5,109,152
Spectra Energy Corp.	225,600	6,183,696
Sunoco, Inc.	45,600	1,901,976
Swift Energy Co.*	16,320	608,246
Teekay Corp.	15,500	478,640
Tesoro Corp.*	55,810	1,278,607
Ultra Petroleum Corp.*	57,500	2,633,500
Valero Energy Corp.	201,730	5,158,236
W&T Offshore, Inc.	21,000	548,520
Whiting Petroleum Corp.*	43,000	2,447,130
Williams Cos., Inc.	203,500	6,155,875
World Fuel Services Corp.	27,400	984,482

		469,664,288

Total Energy		588,768,253

Financials (15.8%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	19,440	1,972,188
American Capital Ltd.*	128,405	1,275,062
Ameriprise Financial, Inc.	88,860	5,125,445
Apollo Investment Corp.	65,308	666,795
Ares Capital Corp.	70,900	1,139,363
Bank of New York Mellon Corp.	420,550	10,774,491
BGC Partners, Inc., Class A	300	2,319
BlackRock, Inc.	33,410	6,408,372
Charles Schwab Corp.	344,534	5,667,584
Cohen & Steers, Inc.	15,700	520,455
Cowen Group, Inc., Class A*	4,521	16,999
E*TRADE Financial Corp.*	83,210	1,148,298
Eaton Vance Corp.	46,940	1,418,996
Federated Investors, Inc., Class B	36,800	877,312
Franklin Resources, Inc.	51,130	6,712,858
GFI Group, Inc.	620	2,846
Goldman Sachs Group, Inc.	175,500	23,357,295
Greenhill & Co., Inc.	10,900	586,638
Invesco Ltd.	156,600	3,664,440
Janus Capital Group, Inc.	67,400	636,256
Jefferies Group, Inc.	59,800	1,219,920
KBW, Inc.	18,300	342,210
Knight Capital Group, Inc., Class A*	35,710	393,524
Lazard Ltd., Class A	34,700	1,287,370
Legg Mason, Inc.	57,050	1,868,958
LPL Investment Holdings, Inc.*	15,100	516,571
MF Global Holdings Ltd.*	820	6,347
Morgan Stanley	530,373	12,203,883
Northern Trust Corp.	73,650	3,384,954
Piper Jaffray Cos., Inc.*	12,500	360,125
Raymond James Financial, Inc.	37,500	1,205,625
SEI Investments Co.	59,650	1,342,721
State Street Corp.	178,750	8,059,837
Stifel Financial Corp.*	16,818	603,093
SWS Group, Inc.	1,820	10,902
T. Rowe Price Group, Inc.	90,380	5,453,529

	Number of Shares	Value (Note 1)

TD Ameritrade Holding Corp.	88,136	$1,719,533
Virtus Investment Partners, Inc.*	91	5,524
Waddell & Reed Financial, Inc., Class A	32,120	1,167,562

		113,126,200

Commercial Banks (2.8%)
Associated Banc-Corp	65,400	909,060
BancFirst Corp.	8,900	343,540
BancorpSouth, Inc.	31,550	391,536
Bank of Hawaii Corp.	20,900	972,268
BB&T Corp.	242,150	6,499,306
BOK Financial Corp.	9,750	534,008
Boston Private Financial Holdings, Inc.	58,230	383,153
CapitalSource, Inc.	100,680	649,386
Cathay General Bancorp	21,630	354,516
CIT Group, Inc.*	75,600	3,346,056
City Holding Co.	11,030	364,321
City National Corp./California	17,200	933,100
CoBiz Financial, Inc.	190	1,243
Columbia Banking System, Inc.	360	6,199
Comerica, Inc.	66,600	2,302,362
Commerce Bancshares, Inc./Missouri	27,506	1,182,758
Community Bank System, Inc.	17,900	443,741
Community Trust Bancorp, Inc.	13,600	376,992
Cullen/Frost Bankers, Inc.	24,500	1,392,825
CVB Financial Corp.	35,000	323,750
East West Bancorp, Inc.	55,900	1,129,739
F.N.B. Corp./Pennsylvania	48,700	504,045
Fifth Third Bancorp	325,650	4,152,038
First Busey Corp.	24,100	127,489
First Citizens BancShares, Inc./North Carolina, Class A	2,800	524,216
First Commonwealth Financial Corp.	38,600	221,564
First Financial Bancorp	32,400	540,756
First Financial Bankshares, Inc.	13,500	465,075
First Financial Corp./Indiana	10,700	350,318
First Horizon National Corp.	104,762	999,429
First Midwest Bancorp, Inc./Illinois	20,700	254,403
First Republic Bank/California*	24,900	803,772
FirstMerit Corp.	34,795	574,465
Fulton Financial Corp.	75,000	803,250
Glacier Bancorp, Inc.	24,600	331,608
Hancock Holding Co.	22,624	700,892
Huntington Bancshares, Inc./Ohio	270,900	1,777,104
IBERIABANK Corp.	8,400	484,176
Independent Bank Corp./Massachusetts	16,700	438,375
International Bancshares Corp.	22,010	368,227
Investors Bancorp, Inc.*	30,300	430,260
KeyCorp	339,300	2,826,369
M&T Bank Corp.	42,557	3,742,888
MainSource Financial Group, Inc.	240	1,992
Marshall & Ilsley Corp.	170,900	1,362,073
NBT Bancorp, Inc.	16,500	365,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares		Value (Note 1)

Old National Bancorp/Indiana	28,300		$305,640
PacWest Bancorp	15,730		323,566
Park National Corp.	6,500		428,090
Pinnacle Financial Partners, Inc.*	15,700		244,292
PNC Financial Services Group, Inc.	181,018		10,790,483
Popular, Inc.*	380,500		1,050,180
PrivateBancorp, Inc.	12,900		178,020
Prosperity Bancshares, Inc.	15,900		696,738
Regions Financial Corp.	498,900		3,093,180
Republic Bancorp, Inc./Kentucky, Class A	18,900		376,110
S&T Bancorp, Inc.	13,000		241,670
Sandy Spring Bancorp, Inc.	10		180
Signature Bank/New York*	14,900		852,280
Simmons First National Corp., Class A	30		770
Sterling Bancorp/New York	90		854
SunTrust Banks, Inc.	188,950		4,874,910
Susquehanna Bancshares, Inc.	35,400		283,200
SVB Financial Group*	13,400		800,114
Synovus Financial Corp.	296,100		615,888
TCF Financial Corp.	56,950		785,910
Tompkins Financial Corp.	9,239		362,538
TowneBank/Virginia	19,300		258,234
Trico Bancshares	50		730
Trustmark Corp.	23,350		546,624
U.S. Bancorp	661,590		16,877,161
UMB Financial Corp.	13,250		554,910
Umpqua Holdings Corp.	27,590		319,216
United Bankshares, Inc.	15,700		384,336
United Community Banks, Inc./Georgia*	—	@	2
Valley National Bancorp	68,409		931,046
Webster Financial Corp.	25,700		540,214
Wells Fargo & Co.	1,674,219		46,978,585
WesBanco, Inc.	16,900		332,254
Westamerica Bancorp	10,100		497,425
Western Alliance Bancorp*	35,020		248,642
Zions Bancorp	64,500		1,548,645

			142,312,425

Consumer Finance (0.7%)
American Express Co.	360,756		18,651,085
Capital One Financial Corp.	161,570		8,348,322
Cash America International, Inc.	10,200		590,274
Credit Acceptance Corp.*	6,600		557,502
Discover Financial Services	184,170		4,926,547
Dollar Financial Corp.*	810		17,537
EZCORP, Inc., Class A*	16,400		583,430
First Cash Financial Services, Inc.*	350		14,696
Green Dot Corp., Class A*	12,800		434,944
Nelnet, Inc., Class A	1,130		24,928
SLM Corp.	189,684		3,188,588

			37,337,853

Diversified Financial Services (3.0%)
Bank of America Corp.	3,421,982		37,504,923
CBOE Holdings, Inc.	20,200		496,920

	Number of Shares	Value (Note 1)

Citigroup, Inc.	985,172	$41,022,562
CME Group, Inc.	23,033	6,716,192
Encore Capital Group, Inc.*	210	6,451
Interactive Brokers Group, Inc., Class A	22,340	349,621
IntercontinentalExchange, Inc.*	27,950	3,485,644
JPMorgan Chase & Co.	1,347,125	55,151,298
Leucadia National Corp.	70,050	2,388,705
MarketAxess Holdings, Inc.	60	1,504
Moody’s Corp.	73,250	2,809,137
MSCI, Inc., Class A*	36,334	1,369,065
NASDAQ OMX Group, Inc.*	40,300	1,019,590
NYSE Euronext	93,350	3,199,105
PHH Corp.*	860	17,647
PICO Holdings, Inc.*	60	1,740
Portfolio Recovery Associates, Inc.*	5,800	491,782

		156,031,886

Insurance (3.9%)
ACE Ltd.	119,400	7,858,908
Aflac, Inc.	168,050	7,844,574
Alleghany Corp.*	2,550	849,430
Allied World Assurance Co. Holdings Ltd.	19,080	1,098,626
Allstate Corp.	186,740	5,701,172
Alterra Capital Holdings Ltd.	26,900	599,870
American Equity Investment Life Holding Co.	2,100	26,691
American Financial Group, Inc./Ohio	33,330	1,189,548
American International Group, Inc.*	149,836	4,393,192
American National Insurance Co.	6,620	513,050
AMERISAFE, Inc.*	840	19,001
Amtrust Financial Services, Inc.	22,400	510,272
Aon Corp.	116,578	5,980,451
Arch Capital Group Ltd.*	56,100	1,790,712
Argo Group International Holdings Ltd.	13,329	396,138
Arthur J. Gallagher & Co.	39,500	1,127,330
Aspen Insurance Holdings Ltd.	29,270	753,117
Assurant, Inc.	34,600	1,254,942
Assured Guaranty Ltd.	69,700	1,136,807
Axis Capital Holdings Ltd.	47,870	1,482,055
Berkshire Hathaway, Inc., Class B*	602,085	46,595,358
Brown & Brown, Inc.	49,800	1,277,868
Chubb Corp.	99,160	6,208,408
Cincinnati Financial Corp.	65,020	1,897,284
CNA Financial Corp.	17,600	511,280
CNO Financial Group, Inc.*	84,000	664,440
Delphi Financial Group, Inc., Class A	18,990	554,698
EMC Insurance Group, Inc.	30	573
Employers Holdings, Inc.	31,180	522,889
Endurance Specialty Holdings Ltd.	11,700	483,561
Enstar Group Ltd.*	4,900	512,001
Erie Indemnity Co., Class A	10,800	763,776
Everest Reinsurance Group Ltd.	15,600	1,275,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

FBL Financial Group, Inc., Class A	190	$6,108
Fidelity National Financial, Inc., Class A	86,800	1,366,232
First American Financial Corp.	39,300	615,045
Flagstone Reinsurance Holdings S.A.	40,000	337,200
Genworth Financial, Inc., Class A*	183,700	1,888,436
Global Indemnity plc*	180	3,992
Hanover Insurance Group, Inc.	22,290	840,556
Harleysville Group, Inc.	13,310	414,873
Hartford Financial Services Group, Inc.	154,010	4,061,244
HCC Insurance Holdings, Inc.	52,780	1,662,570
Lincoln National Corp.	114,350	3,257,831
Loews Corp.	106,992	4,503,293
Markel Corp.*	3,700	1,468,197
Marsh & McLennan Cos., Inc.	187,150	5,837,208
MBIA, Inc.*	60,200	523,138
Mercury General Corp.	11,300	446,237
MetLife, Inc.	278,460	12,216,040
Montpelier Reinsurance Holdings Ltd.	25,800	464,400
National Interstate Corp.	10	229
National Western Life Insurance Co., Class A	2,100	334,887
Navigators Group, Inc.*	8,380	393,860
Old Republic International Corp.	99,094	1,164,355
PartnerReinsurance Ltd.	23,560	1,622,106
Phoenix Cos., Inc.*	84,810	208,633
Platinum Underwriters Holdings Ltd.	14,700	488,628
Presidential Life Corp.	250	2,610
Primerica, Inc.	22,000	483,340
Principal Financial Group, Inc.	114,900	3,495,258
ProAssurance Corp.*	13,700	959,000
Progressive Corp.	222,300	4,752,774
Protective Life Corp.	44,800	1,036,224
Prudential Financial, Inc.	166,031	10,557,911
Reinsurance Group of America, Inc.	26,010	1,582,969
RenaissanceReinsurance Holdings Ltd.	20,100	1,405,995
RLI Corp.	8,140	504,029
Safety Insurance Group, Inc.	11,300	475,052
Selective Insurance Group, Inc.	23,400	380,718
StanCorp Financial Group, Inc.	22,680	956,869
State Auto Financial Corp.	270	4,706
Stewart Information Services Corp.	250	2,507
Symetra Financial Corp.	38,300	514,369
Torchmark Corp.	29,980	1,922,917
Transatlantic Holdings, Inc.	24,300	1,190,943
Travelers Cos., Inc.	141,970	8,288,209
United Fire & Casualty Co.	18,570	322,561
Unitrin, Inc.	21,400	634,938
Unum Group	104,300	2,657,564
Validus Holdings Ltd.	30,818	953,817
W. R. Berkley Corp.	52,900	1,716,076

	Number of Shares	Value (Note 1)

White Mountains Insurance Group Ltd.	2,400	$1,008,384
XL Group plc	104,870	2,305,043

		198,033,403

Real Estate Investment Trusts (REITs) (2.8%)
Alexander’s, Inc. (REIT)	1,300	516,100
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,430,722
American Campus Communities, Inc. (REIT)	19,200	681,984
American Capital Agency Corp. (REIT)	43,400	1,263,374
Annaly Capital Management, Inc. (REIT)	277,958	5,014,362
Apartment Investment & Management Co. (REIT), Class A	43,188	1,102,590
AvalonBay Communities, Inc. (REIT)	31,149	3,999,532
BioMed Realty Trust, Inc. (REIT)	35,200	677,248
Boston Properties, Inc. (REIT)	49,370	5,241,119
Brandywine Realty Trust (REIT)	51,000	591,090
BRE Properties, Inc. (REIT)	24,160	1,205,101
Camden Property Trust (REIT)	24,880	1,582,866
CBL & Associates Properties, Inc. (REIT)	47,891	868,264
Chimera Investment Corp. (REIT)	360,700	1,248,022
Colonial Properties Trust (REIT)	28,200	575,280
CommonWealth REIT (REIT)	33,000	852,720
Corporate Office Properties Trust/Maryland (REIT)	21,109	656,701
Cousins Properties, Inc. (REIT)	35,213	300,719
DCT Industrial Trust, Inc. (REIT)	91,400	478,022
Developers Diversified Realty Corp. (REIT)	84,708	1,194,383
DiamondRock Hospitality Co. (REIT)	58,300	625,559
Digital Realty Trust, Inc. (REIT)	33,589	2,075,128
Douglas Emmett, Inc. (REIT)	53,300	1,060,137
Duke Realty Corp. (REIT)	84,800	1,188,048
DuPont Fabros Technology, Inc. (REIT)	17,600	443,520
EastGroup Properties, Inc. (REIT)	12,100	514,371
Entertainment Properties Trust (REIT)	14,840	693,028
Equity Lifestyle Properties, Inc. (REIT)	10,900	680,596
Equity One, Inc. (REIT)	27,100	505,144
Equity Residential (REIT)	97,887	5,873,220
Essex Property Trust, Inc. (REIT)	11,300	1,528,777
Extra Space Storage, Inc. (REIT)	33,000	703,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Federal Realty Investment Trust (REIT)	21,280	$1,812,630
General Growth Properties, Inc. (REIT)	191,107	3,189,576
Hatteras Financial Corp. (REIT)	18,700	527,901
HCP, Inc. (REIT)	139,797	5,129,152
Health Care REIT, Inc. (REIT)	61,417	3,220,093
Healthcare Realty Trust, Inc. (REIT)	23,600	486,868
Highwoods Properties, Inc. (REIT)	29,530	978,329
Home Properties, Inc. (REIT)	13,610	828,577
Hospitality Properties Trust (REIT)	43,400	1,052,450
Host Hotels & Resorts, Inc. (REIT)	248,713	4,215,685
Inland Real Estate Corp. (REIT)	39,600	349,668
Invesco Mortgage Capital, Inc. (REIT)	25,000	528,250
Investors Real Estate Trust (REIT)	42,400	367,184
Kilroy Realty Corp. (REIT)	14,700	580,503
Kimco Realty Corp. (REIT)	162,122	3,021,954
LaSalle Hotel Properties (REIT)	37,300	982,482
Lexington Realty Trust (REIT)	54,700	499,411
Liberty Property Trust (REIT)	43,552	1,418,924
Macerich Co. (REIT)	49,084	2,625,994
Mack-Cali Realty Corp. (REIT)	31,539	1,038,895
Medical Properties Trust, Inc. (REIT)	42,800	492,200
MFA Financial, Inc. (REIT)	120,050	965,202
Mid-America Apartment Communities, Inc. (REIT)	11,400	769,158
National Retail Properties, Inc. (REIT)	38,290	938,488
Nationwide Health Properties, Inc. (REIT)	47,714	1,975,837
Omega Healthcare Investors, Inc. (REIT)	35,140	738,291
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,194,854
Plum Creek Timber Co., Inc. (REIT)	61,614	2,497,832
Post Properties, Inc. (REIT)	18,200	741,832
Potlatch Corp. (REIT)	14,200	500,834
ProLogis, Inc. (REIT)	148,964	5,338,870
PS Business Parks, Inc. (REIT)	9,100	501,410
Public Storage (REIT)	47,602	5,427,104
Rayonier, Inc. (REIT)	34,350	2,244,772
Realty Income Corp. (REIT)	45,831	1,534,880
Regency Centers Corp. (REIT)	31,486	1,384,439
RLJ Lodging Trust (REIT)	27,600	479,412
Sabra Healthcare REIT, Inc. (REIT)	12,500	208,875
Saul Centers, Inc. (REIT)	11,800	464,566
Senior Housing Properties Trust (REIT)	54,290	1,270,929
Simon Property Group, Inc. (REIT)	101,059	11,746,088

	Number of Shares	Value (Note 1)

SL Green Realty Corp. (REIT)	27,800	$2,303,786
Tanger Factory Outlet Centers (REIT)	29,500	789,715
Taubman Centers, Inc. (REIT)	20,600	1,219,520
UDR, Inc. (REIT)	64,036	1,572,084
Ventas, Inc. (REIT)	59,304	3,125,914
Vornado Realty Trust (REIT)	62,447	5,818,811
Walter Investment Management Corp. (REIT)	8,947	198,534
Washington Real Estate Investment Trust (REIT)	24,370	792,512
Weingarten Realty Investors (REIT)	36,986	930,568
Weyerhaeuser Co. (REIT)	197,633	4,320,257

		140,713,717

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,065
CB Richard Ellis Group, Inc., Class A*	108,150	2,715,646
Forest City Enterprises, Inc., Class A*	50,700	946,569
Forestar Group, Inc.*	60	986
Howard Hughes Corp.*	9,195	598,043
Jones Lang LaSalle, Inc.	16,500	1,555,950

		5,818,259

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	474,509
Bank Mutual Corp.	38,400	140,928
BankUnited, Inc.	17,600	467,104
Beneficial Mutual Bancorp, Inc.*	36,500	299,847
Brookline Bancorp, Inc.	37,000	342,990
Capitol Federal Financial, Inc.	56,786	667,803
Dime Community Bancshares, Inc.	27,100	394,034
Doral Financial Corp.*	57,000	111,720
First Niagara Financial Group, Inc.	122,945	1,622,874
Hudson City Bancorp, Inc.	178,590	1,462,652
Kearny Financial Corp.	36,700	334,337
MGIC Investment Corp.*	75,800	451,010
New York Community Bancorp, Inc.	164,650	2,468,104
Northwest Bancshares, Inc.	38,475	484,016
OceanFirst Financial Corp.	40	518
Ocwen Financial Corp.*	41,200	525,712
Oritani Financial Corp.	37,350	477,707
People’s United Financial, Inc.	134,800	1,811,712
PMI Group, Inc.*	790	845
TFS Financial Corp.*	36,000	348,480
TrustCo Bank Corp./New York	38,400	188,160
Washington Federal, Inc.	42,500	698,275

		13,773,337

Total Financials		807,147,080

Health Care (11.5%)
Biotechnology (1.5%)
Acorda Therapeutics, Inc.*	15,700	507,267
Alexion Pharmaceuticals, Inc.*	65,000	3,056,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Alkermes, Inc.*	32,800	$610,080
Alnylam Pharmaceuticals, Inc.*	15,400	144,298
Amgen, Inc.*	315,140	18,388,419
Amylin Pharmaceuticals, Inc.*	61,100	816,296
ARIAD Pharmaceuticals, Inc.*	49,400	559,702
Biogen Idec, Inc.*	83,960	8,977,003
BioMarin Pharmaceutical, Inc.*	44,600	1,213,566
Celgene Corp.*	156,900	9,464,208
Cephalon, Inc.*	28,150	2,249,185
Cepheid, Inc.*	20,800	720,512
Cubist Pharmaceuticals, Inc.*	23,500	845,765
Dendreon Corp.*	50,250	1,981,860
Emergent Biosolutions, Inc.*	20,900	471,295
Enzon Pharmaceuticals, Inc.*	520	5,226
Exelixis, Inc.*	43,900	393,344
Gilead Sciences, Inc.*	276,900	11,466,429
Human Genome Sciences, Inc.*	67,800	1,663,812
Incyte Corp.*	36,700	695,098
InterMune, Inc.*	16,300	584,355
Ironwood Pharmaceuticals, Inc.*	30,900	485,748
Isis Pharmaceuticals, Inc.*	37,500	343,500
Myriad Genetics, Inc.*	39,050	886,826
Onyx Pharmaceuticals, Inc.*	23,500	829,550
Osiris Therapeutics, Inc.*	23,300	180,342
Pharmasset, Inc.*	10,500	1,178,100
Regeneron Pharmaceuticals, Inc.*	24,500	1,389,395
Savient Pharmaceuticals, Inc.*	24,700	185,003
Seattle Genetics, Inc.*	33,200	681,264
Theravance, Inc.*	22,600	501,946
United Therapeutics Corp.*	18,700	1,030,370
Vertex Pharmaceuticals, Inc.*	76,400	3,972,036

		76,478,750

Health Care Equipment & Supplies (2.0%)
ABIOMED, Inc.*	28,300	458,460
Alere, Inc.*	33,150	1,213,953
Align Technology, Inc.*	21,700	494,760
Baxter International, Inc.	193,380	11,542,852
Becton, Dickinson and Co.	77,540	6,681,622
Boston Scientific Corp.*	573,300	3,961,503
C.R. Bard, Inc.	30,080	3,304,589
CareFusion Corp.*	76,000	2,064,920
CONMED Corp.*	16,400	467,072
Cooper Cos., Inc.	16,800	1,331,232
Covidien plc	168,100	8,947,963
CryoLife, Inc.*	650	3,640
DENTSPLY International, Inc.	47,700	1,816,416
Edwards Lifesciences Corp.*	39,300	3,426,174
Exactech, Inc.*	240	4,322
Gen-Probe, Inc.*	17,150	1,185,923
Greatbatch, Inc.*	16,300	437,166
Haemonetics Corp.*	10,900	701,633
Hill-Rom Holdings, Inc.	25,930	1,193,817
Hologic, Inc.*	109,600	2,210,632
IDEXX Laboratories, Inc.*	23,300	1,807,148
Immucor, Inc.*	25,100	512,542
Integra LifeSciences Holdings Corp.*	10,300	492,443
Intuitive Surgical, Inc.*	13,300	4,949,063
Kinetic Concepts, Inc.*	25,080	1,445,360

	Number of Shares	Value (Note 1)

Masimo Corp.	19,800	$587,664
Medtronic, Inc.	362,840	13,980,225
Meridian Bioscience, Inc.	17,700	426,747
NuVasive, Inc.*	15,950	524,436
NxStage Medical, Inc.*	24,900	518,418
Palomar Medical Technologies, Inc.*	10	113
Quidel Corp.*	26,740	405,111
ResMed, Inc.*	66,300	2,051,985
Sirona Dental Systems, Inc.*	18,900	1,003,590
St. Jude Medical, Inc.	111,500	5,316,320
STERIS Corp.	25,760	901,085
Stryker Corp.	110,370	6,477,615
Teleflex, Inc.	15,100	922,006
Thoratec Corp.*	23,300	764,706
Varian Medical Systems, Inc.*	45,310	3,172,606
Volcano Corp.*	18,400	594,136
West Pharmaceutical Services, Inc.	11,500	503,240
Zimmer Holdings, Inc.*	71,500	4,518,800
Zoll Medical Corp.*	8,800	498,608

		103,822,616

Health Care Providers & Services (2.4%)
Aetna, Inc.	130,580	5,757,272
AMERIGROUP Corp.*	14,890	1,049,298
AmerisourceBergen Corp.	92,900	3,846,060
AMN Healthcare Services, Inc.*	780	6,490
Amsurg Corp.*	18,000	470,340
Brookdale Senior Living, Inc.*	32,400	785,700
Cardinal Health, Inc.	125,200	5,686,584
CardioNet, Inc.*	18,600	98,766
Catalyst Health Solutions, Inc.*	19,500	1,088,490
Centene Corp.*	17,200	611,116
Chemed Corp.	7,500	491,400
CIGNA Corp.	91,740	4,718,188
Community Health Systems, Inc.*	36,400	934,752
Corvel Corp.*	90	4,221
Coventry Health Care, Inc.*	61,100	2,228,317
Cross Country Healthcare, Inc.*	40	304
DaVita, Inc.*	34,800	3,014,028
Express Scripts, Inc.*	179,400	9,684,012
Hanger Orthopedic Group, Inc.*	210	5,139
HCA Holdings, Inc.*	44,900	1,481,700
Health Management Associates, Inc., Class A*	94,600	1,019,788
Health Net, Inc.*	32,340	1,037,791
HealthSouth Corp.*	39,300	1,031,625
Healthspring, Inc.*	26,220	1,209,004
Henry Schein, Inc.*	31,250	2,237,187
HMS Holdings Corp.*	9,600	737,952
Humana, Inc.	57,100	4,598,834
Kindred Healthcare, Inc.*	23,000	493,810
Laboratory Corp. of America Holdings*	33,950	3,286,020
Landauer, Inc.	7,900	486,561
LHC Group, Inc.*	12,800	295,168
LifePoint Hospitals, Inc.*	22,950	896,886
Lincare Holdings, Inc.	37,600	1,100,552
Magellan Health Services, Inc.*	16,900	925,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

McKesson Corp.	90,580	$7,577,017
MedCath Corp.*	470	6,387
Medco Health Solutions, Inc.*	141,800	8,014,536
MEDNAX, Inc.*	19,720	1,423,587
Molina Healthcare, Inc.*	18,700	507,144
National Healthcare Corp.	9,200	456,044
Omnicare, Inc.	48,120	1,534,547
Owens & Minor, Inc.	26,850	926,057
Patterson Cos., Inc.	38,600	1,269,554
PharMerica Corp.*	22,370	285,441
PSS World Medical, Inc.*	20,000	560,200
Quest Diagnostics, Inc.	53,330	3,151,803
Select Medical Holdings Corp.*	51,600	457,692
Sun Healthcare Group, Inc.*	12,500	100,250
Tenet Healthcare Corp.*	183,100	1,142,544
UnitedHealth Group, Inc.	373,420	19,261,004
Universal Health Services, Inc., Class B	36,080	1,859,202
VCA Antech, Inc.*	36,850	781,220
WellCare Health Plans, Inc.*	14,900	766,009
WellPoint, Inc.	124,480	9,805,290

		121,203,989

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	64,450	1,251,619
athenahealth, Inc.*	11,900	489,090
Cerner Corp.*	54,400	3,324,384
Emdeon, Inc., Class A*	36,400	477,568
Quality Systems, Inc.	6,700	584,910

		6,127,571

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.*	120,730	6,170,510
Albany Molecular Research, Inc.*	720	3,463
Bio-Rad Laboratories, Inc., Class A*	8,500	1,014,560
Bruker Corp.*	27,900	568,044
Charles River Laboratories International, Inc.*	17,550	713,408
Covance, Inc.*	24,500	1,454,565
eResearchTechnology, Inc.*	270	1,720
Illumina, Inc.*	44,300	3,329,145
Life Technologies Corp.*	60,593	3,155,078
Mettler-Toledo International, Inc.*	13,300	2,243,311
PAREXEL International Corp.*	22,070	519,969
PerkinElmer, Inc.	51,200	1,377,792
Pharmaceutical Product Development, Inc.	39,900	1,070,916
QIAGEN N.V.*	79,200	1,506,384
Sequenom, Inc.*	23,800	179,690
Techne Corp.	16,550	1,379,774
Thermo Fisher Scientific, Inc.*	132,850	8,554,211
Waters Corp.*	35,100	3,360,474

		36,603,014

Pharmaceuticals (4.8%)
Abbott Laboratories, Inc.	526,950	27,728,109
Allergan, Inc.	107,570	8,955,202

	Number of Shares	Value (Note 1)

Auxilium Pharmaceuticals, Inc.*	19,350	$379,260
Bristol-Myers Squibb Co.	578,330	16,748,437
Eli Lilly and Co.	354,210	13,293,501
Endo Pharmaceuticals Holdings, Inc.*	42,600	1,711,242
Forest Laboratories, Inc.*	98,530	3,876,170
Hospira, Inc.*	58,150	3,294,779
Impax Laboratories, Inc.*	23,700	516,423
Jazz Pharmaceuticals, Inc.*	16,800	560,280
Johnson & Johnson	929,260	61,814,375
Medicines Co.*	26,000	429,260
Medicis Pharmaceutical Corp., Class A	33,880	1,293,200
Merck & Co., Inc.	1,046,390	36,927,103
Mylan, Inc.*	155,750	3,842,352
Nektar Therapeutics*	37,000	268,990
Par Pharmaceutical Cos., Inc.*	14,800	488,104
Perrigo Co.	32,300	2,838,201
Pfizer, Inc.	2,678,556	55,178,254
Questcor Pharmaceuticals, Inc.*	21,000	506,100
Salix Pharmaceuticals Ltd.*	21,500	856,345
ViroPharma, Inc.*	27,200	503,200
Warner Chilcott plc, Class A	57,500	1,387,475
Watson Pharmaceuticals, Inc.*	42,920	2,949,892

		246,346,254

Total Health Care		590,582,194

Industrials (11.7%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.	14,400	1,027,152
American Science & Engineering, Inc.	6,000	480,000
BE Aerospace, Inc.*	33,160	1,353,260
Boeing Co.	250,300	18,504,679
Ceradyne, Inc.*	610	23,784
Curtiss-Wright Corp.	20,100	650,637
Esterline Technologies Corp.*	11,300	863,320
General Dynamics Corp.	112,570	8,388,716
Goodrich Corp.	47,290	4,516,195
HEICO Corp.	13,500	738,990
Hexcel Corp.*	43,500	952,215
Honeywell International, Inc.	263,600	15,707,924
Huntington Ingalls Industries, Inc.*	17,400	600,300
ITT Corp.	69,350	4,086,795
L-3 Communications Holdings, Inc.	37,370	3,268,007
Lockheed Martin Corp.	100,660	8,150,440
Moog, Inc., Class A*	18,400	800,768
Northrop Grumman Corp.	105,550	7,319,892
Orbital Sciences Corp.*	25,500	429,675
Precision Castparts Corp.	50,170	8,260,490
Raytheon Co.	120,790	6,021,382
Rockwell Collins, Inc.	59,550	3,673,640
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,049,400
Taser International, Inc.*	1,760	8,008
Teledyne Technologies, Inc.*	13,700	689,932
Textron, Inc.	95,600	2,257,116
TransDigm Group, Inc.*	15,150	1,381,529
Triumph Group, Inc.	6,200	617,396
United Technologies Corp.	310,240	27,459,342

		129,280,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	9,800	$583,198
C.H. Robinson Worldwide, Inc.	56,100	4,422,924
Expeditors International of Washington, Inc.	79,200	4,054,248
FedEx Corp.	107,050	10,153,693
Hub Group, Inc., Class A*	14,000	527,240
United Parcel Service, Inc., Class B	252,750	18,433,057
UTi Worldwide, Inc.	43,600	858,484

		39,032,844

Airlines (0.3%)
Alaska Air Group, Inc.*	13,500	924,210
Allegiant Travel Co.*	11,300	559,350
AMR Corp.*	141,500	764,100
Copa Holdings S.A., Class A	11,600	774,184
Delta Air Lines, Inc.*	298,650	2,738,621
Hawaiian Holdings, Inc.*	1,650	9,405
JetBlue Airways Corp.*	75,300	459,330
Republic Airways Holdings, Inc.*	1,790	9,773
SkyWest, Inc.	30,300	456,318
Southwest Airlines Co.	279,200	3,188,464
U.S. Airways Group, Inc.*	54,300	483,813
United Continental Holdings, Inc.*	112,240	2,539,991

		12,907,559

Building Products (0.1%)
A.O. Smith Corp.	13,650	577,395
AAON, Inc.	765	16,708
American Woodmark Corp.	190	3,291
Armstrong World Industries, Inc.	11,000	501,160
Insteel Industries, Inc.	1,300	16,302
Lennox International, Inc.	21,110	909,208
Masco Corp.	125,500	1,509,765
NCI Building Systems, Inc.*	56	638
Owens Corning, Inc.*	43,170	1,612,399
Quanex Building Products Corp.	1,600	26,224
Simpson Manufacturing Co., Inc.	17,300	516,751
USG Corp.*	34,200	490,428

		6,180,269

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	48,350	1,867,761
Brink’s Co.	17,300	516,059
Cenveo, Inc.*	1,730	11,072
Cintas Corp.	50,200	1,658,106
Clean Harbors, Inc.*	8,100	836,325
Copart, Inc.*	29,100	1,356,060
Corrections Corp. of America*	43,000	930,950
Courier Corp.	80	884
Covanta Holding Corp.	52,300	862,427
G&K Services, Inc., Class A	530	17,946
GEO Group, Inc.*	26,800	617,204
Herman Miller, Inc.	21,300	579,786
HNI Corp.	16,600	416,992
Iron Mountain, Inc.	63,950	2,180,055

	Number of Shares	Value (Note 1)

KAR Auction Services, Inc.*	27,400	$518,134
Pitney Bowes, Inc.	73,420	1,687,926
Quad/Graphics, Inc.	12,000	466,320
R.R. Donnelley & Sons Co.	71,330	1,398,781
Republic Services, Inc.	116,235	3,585,850
Rollins, Inc.	27,200	554,336
Schawk, Inc.	700	11,592
Steelcase, Inc., Class A	53,000	603,670
Stericycle, Inc.*	29,700	2,646,864
Sykes Enterprises, Inc.*	23,790	512,199
Tetra Tech, Inc.*	22,100	497,250
U.S. Ecology, Inc.	520	8,892
UniFirst Corp.	180	10,114
United Stationers, Inc.	17,800	630,654
Viad Corp.	930	20,730
Waste Connections, Inc.	49,050	1,556,356
Waste Management, Inc.	168,150	6,266,950

		32,828,245

Construction & Engineering (0.3%)
Aecom Technology Corp.*	40,800	1,115,472
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	38,200	1,485,980
EMCOR Group, Inc.*	25,100	735,681
Fluor Corp.	59,060	3,818,819
Insituform Technologies, Inc., Class A*	750	15,727
Jacobs Engineering Group, Inc.*	44,400	1,920,300
KBR, Inc.	60,700	2,287,783
Layne Christensen Co.*	440	13,350
MasTec, Inc.*	27,000	532,440
Northwest Pipe Co.*	250	6,515
Orion Marine Group, Inc.*	30	282
Pike Electric Corp.*	1,190	10,520
Quanta Services, Inc.*	80,850	1,633,170
Shaw Group, Inc.*	31,880	963,095
URS Corp.*	26,600	1,190,084

		15,729,218

Electrical Equipment (0.8%)
Acuity Brands, Inc.	17,600	981,728
American Superconductor Corp.*	17,000	153,680
AMETEK, Inc.	56,450	2,534,605
Babcock & Wilcox Co.*	52,500	1,454,775
Belden, Inc.	17,100	596,106
Brady Corp., Class A	22,860	732,892
Cooper Industries plc	63,300	3,777,111
Emerson Electric Co.	254,810	14,333,062
EnerSys*	19,900	684,958
FuelCell Energy, Inc.*	510	668
General Cable Corp.*	28,900	1,230,562
GrafTech International Ltd.*	43,800	887,826
Hubbell, Inc., Class B	24,400	1,584,780
II-VI, Inc.*	17,000	435,200
LSI Industries, Inc.	250	1,985
Polypore International, Inc.*	13,200	895,488
Powell Industries, Inc.*	290	10,585
Regal-Beloit Corp.	13,900	928,103
Rockwell Automation, Inc.	52,300	4,537,548
Roper Industries, Inc.	32,350	2,694,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Thomas & Betts Corp.*	25,600	$1,378,560
Vicor Corp.	280	4,528
Woodward, Inc.	23,030	802,826

		40,642,331

Industrial Conglomerates (2.0%)
3M Co.	245,330	23,269,550
Carlisle Cos., Inc.	23,000	1,132,290
General Electric Co.	3,595,392	67,809,093
Seaboard Corp.	200	483,600
Standex International Corp.	380	11,655
Tyco International Ltd.	158,400	7,829,712

		100,535,900

Machinery (2.8%)
3D Systems Corp.*	20	394
Actuant Corp., Class A	23,500	630,505
AGCO Corp.*	35,200	1,737,472
Altra Holdings, Inc.*	710	17,033
American Railcar Industries, Inc.*	80	1,876
Bucyrus International, Inc.	28,400	2,603,144
Cascade Corp.	270	12,844
Caterpillar, Inc.	218,110	23,219,991
Chart Industries, Inc.*	10,080	544,118
CLARCOR, Inc.	21,900	1,035,432
CNH Global N.V.*	10,500	405,825
Colfax Corp.*	630	15,624
Crane Co.	18,600	919,026
Cummins, Inc.	70,960	7,343,650
Danaher Corp.	189,660	10,050,083
Deere & Co.	142,240	11,727,688
Donaldson Co., Inc.	29,100	1,765,788
Dover Corp.	62,990	4,270,722
Eaton Corp.	116,700	6,004,215
Flowserve Corp.	20,180	2,217,580
Force Protection, Inc.*	400	1,986
Gardner Denver, Inc.	23,200	1,949,960
Graco, Inc.	25,160	1,274,606
Graham Corp.	210	4,284
Harsco Corp.	30,400	991,040
IDEX Corp.	30,740	1,409,429
Illinois Tool Works, Inc.	157,010	8,869,495
Ingersoll-Rand plc	110,800	5,031,428
Joy Global, Inc.	38,180	3,636,263
Kadant, Inc.*	470	14,810
Kaydon Corp.	13,700	511,284
Kennametal, Inc.	35,190	1,485,370
L.B. Foster Co., Class A	400	13,164
Lincoln Electric Holdings, Inc.	38,460	1,378,791
Manitowoc Co., Inc.	59,400	1,000,296
Meritor, Inc.*	35,600	571,024
Met-Pro Corp.	100	1,138
Middleby Corp.*	6,000	564,240
Mueller Industries, Inc.	13,600	515,576
Mueller Water Products, Inc., Class A	3,270	13,015
NACCO Industries, Inc., Class A	300	29,046
Navistar International Corp.*	26,900	1,518,774
Nordson Corp.	29,260	1,604,911
Oshkosh Corp.*	33,900	981,066

	Number of Shares	Value (Note 1)

PACCAR, Inc.	127,030	$6,489,963
Pall Corp.	42,000	2,361,660
Parker Hannifin Corp.	55,010	4,936,597
Pentair, Inc.	37,300	1,505,428
Robbins & Myers, Inc.	14,443	763,313
Sauer-Danfoss, Inc.*	11,200	564,368
Snap-On, Inc.	25,100	1,568,248
SPX Corp.	18,900	1,562,274
Stanley Black & Decker, Inc.	60,135	4,332,727
Sun Hydraulics Corp.	550	26,290
Tecumseh Products Co., Class A*	680	6,936
Terex Corp.*	48,030	1,366,453
Timken Co.	36,640	1,846,656
Toro Co.	14,920	902,660
Trinity Industries, Inc.	36,070	1,258,122
Twin Disc, Inc.	40	1,545
Valmont Industries, Inc.	7,700	742,203
WABCO Holdings, Inc.*	22,370	1,544,872
Wabtec Corp.	21,200	1,393,264

		141,067,585

Marine (0.0%)
Alexander & Baldwin, Inc.	18,080	870,733
Eagle Bulk Shipping, Inc.*	41,100	101,928
Kirby Corp.*	24,350	1,379,914

		2,352,575

Professional Services (0.3%)
Acacia Research Corp. - Acacia Technologies*	14,500	532,005
Advisory Board Co.*	140	8,103
CBIZ, Inc.*	52,020	382,867
Corporate Executive Board Co.	11,800	515,070
CoStar Group, Inc.*	8,600	509,808
Dun & Bradstreet Corp.	18,500	1,397,490
Equifax, Inc.	41,720	1,448,519
Exponent, Inc.*	470	20,450
FTI Consulting, Inc.*	21,500	815,710
Hill International, Inc.*	850	4,896
IHS, Inc., Class A*	20,200	1,685,084
Kforce, Inc.*	780	10,202
Manpower, Inc.	34,980	1,876,677
Navigant Consulting, Inc.*	24,000	251,760
Nielsen Holdings N.V.*	28,600	891,176
On Assignment, Inc.*	770	7,569
Resources Connection, Inc.	27,650	332,906
Robert Half International, Inc.	62,260	1,682,888
School Specialty, Inc.*	500	7,195
SFN Group, Inc.*	980	8,908
Towers Watson & Co., Class A	17,900	1,176,209
Verisk Analytics, Inc., Class A*	39,100	1,353,642

		14,919,134

Road & Rail (1.0%)
Amerco, Inc.*	5,100	490,365
Arkansas Best Corp.	16,890	400,800
Avis Budget Group, Inc.*	37,290	637,286
Con-way, Inc.	19,100	741,271
CSX Corp.	385,050	10,096,011
Dollar Thrifty Automotive Group, Inc.*	10,800	796,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Genesee & Wyoming, Inc., Class A*	14,700	$862,008
Heartland Express, Inc.	29,400	486,864
Hertz Global Holdings, Inc.*	73,200	1,162,416
J.B. Hunt Transport Services, Inc.	35,950	1,692,886
Kansas City Southern*	37,850	2,245,640
Knight Transportation, Inc.	28,700	487,613
Landstar System, Inc.	23,650	1,099,252
Norfolk Southern Corp.	119,770	8,974,366
Old Dominion Freight Line, Inc.*	14,500	540,850
Ryder System, Inc.	24,900	1,415,565
Swift Transportation Co.*	36,800	498,640
Union Pacific Corp.	166,260	17,357,544
Werner Enterprises, Inc.	22,800	571,140

		50,556,909

Trading Companies & Distributors (0.2%)
Air Lease Corp.*	19,100	463,939
Applied Industrial Technologies, Inc.	15,500	551,955
DXP Enterprises, Inc.*	230	5,830
Fastenal Co.	92,800	3,339,872
GATX Corp.	21,500	798,080
H&E Equipment Services, Inc.*	750	10,493
Houston Wire & Cable Co.	910	14,151
Interline Brands, Inc.*	180	3,307
MSC Industrial Direct Co., Class A	16,500	1,094,115
Textainer Group Holdings Ltd.	17,180	528,113
United Rentals, Inc.*	21,600	548,640
W.W. Grainger, Inc.	19,350	2,973,127
Watsco, Inc.	12,210	830,158
WESCO International, Inc.*	15,220	823,250

		11,985,030

Total Industrials		598,018,583

Information Technology (17.6%)
Communications Equipment (1.9%)
Acme Packet, Inc.*	16,510	1,157,846
ADTRAN, Inc.	23,500	909,685
Aruba Networks, Inc.*	27,400	809,670
BigBand Networks, Inc.*	820	1,779
Black Box Corp.	16,060	502,196
Blue Coat Systems, Inc.*	400	8,744
Brocade Communications Systems, Inc.*	144,160	931,274
Ciena Corp.*	35,000	643,300
Cisco Systems, Inc.	1,864,570	29,105,938
EchoStar Corp., Class A*	15,500	564,665
Emulex Corp.*	55,090	473,774
Extreme Networks, Inc.*	423	1,371
F5 Networks, Inc.*	29,000	3,197,250
Finisar Corp.*	28,100	506,643
Harmonic, Inc.*	77,400	559,602
Harris Corp.	49,040	2,209,742
Infinera Corp.*	56,500	390,415
InterDigital, Inc.	20,100	821,085
Ixia*	1,220	15,616
JDS Uniphase Corp.*	76,350	1,271,991

	Number of Shares	Value (Note 1)

Juniper Networks, Inc.*	186,200	$5,865,300
Loral Space & Communications, Inc.*	7,600	527,972
Motorola Mobility Holdings, Inc.*	88,431	1,949,019
Motorola Solutions, Inc.*	102,021	4,697,047
NETGEAR, Inc.*	12,100	529,012
Oplink Communications, Inc.*	210	3,912
Plantronics, Inc.	17,400	635,622
Polycom, Inc.*	29,300	1,883,990
Powerwave Technologies, Inc.*	2,150	6,343
QUALCOMM, Inc.	564,380	32,051,140
Riverbed Technology, Inc.*	47,200	1,868,648
SeaChange International, Inc.*	800	8,624
Symmetricom, Inc.*	340	1,982
Tellabs, Inc.	155,160	715,288
ViaSat, Inc.*	12,200	527,894

		95,354,379

Computers & Peripherals (3.5%)
Apple, Inc.*	313,050	105,081,494
Avid Technology, Inc.*	29,200	550,128
Dell, Inc.*	555,644	9,262,585
Diebold, Inc.	27,650	857,427
Electronics for Imaging, Inc.*	43,600	750,792
EMC Corp.*	709,490	19,546,449
Hewlett-Packard Co.	733,607	26,703,295
Imation Corp.*	1,210	11,422
Intermec, Inc.*	33,700	372,048
Lexmark International, Inc., Class A*	29,690	868,729
NCR Corp.*	60,600	1,144,734
NetApp, Inc.*	130,250	6,874,595
QLogic Corp.*	56,900	905,848
SanDisk Corp.*	86,990	3,610,085
Silicon Graphics International Corp.*	210	3,612
Synaptics, Inc.*	15,300	393,822
Western Digital Corp.*	86,670	3,153,055

		180,090,120

Electronic Equipment, Instruments & Components (0.7%)
Aeroflex Holding Corp.*	29,400	533,610
Agilysys, Inc.*	120	1,001
Amphenol Corp., Class A	65,620	3,542,824
Anixter International, Inc.	13,400	875,556
Arrow Electronics, Inc.*	45,900	1,904,850
Avnet, Inc.*	64,920	2,069,650
AVX Corp.	48,140	733,654
Benchmark Electronics, Inc.*	35,100	579,150
Cognex Corp.	14,900	527,907
Corning, Inc.	532,190	9,659,249
CTS Corp.	1,260	12,184
Daktronics, Inc.	480	5,179
Dolby Laboratories, Inc., Class A*	20,200	857,692
Electro Scientific Industries, Inc.*	620	11,966
FLIR Systems, Inc.	59,200	1,995,632
Ingram Micro, Inc., Class A*	72,800	1,320,592
Insight Enterprises, Inc.*	1,230	21,783
IPG Photonics Corp.*	9,100	661,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Itron, Inc.*	15,310	$737,330
Jabil Circuit, Inc.	68,100	1,375,620
Littelfuse, Inc.	700	41,104
Molex, Inc.	50,300	1,296,231
MTS Systems Corp.	13,200	552,156
National Instruments Corp.	35,700	1,059,933
Newport Corp.*	1,260	22,894
OSI Systems, Inc.*	330	14,190
Park Electrochemical Corp.	370	10,341
Pulse Electronics Corp.	960	4,243
Rofin-Sinar Technologies, Inc.*	21,200	723,980
Tech Data Corp.*	19,500	953,355
Trimble Navigation Ltd.*	45,900	1,819,476
Universal Display Corp.*	10,500	368,445
Vishay Intertechnology, Inc.*	62,600	941,504
Vishay Precision Group, Inc.*	7,371	124,422

		35,359,364

Internet Software & Services (1.5%)
Akamai Technologies, Inc.*	63,800	2,007,786
Ancestry.com, Inc.*	13,800	571,182
AOL, Inc.*	47,456	942,476
comScore, Inc.*	70	1,813
Digital River, Inc.*	16,500	530,640
EarthLink, Inc.	65,000	500,175
eBay, Inc.*	390,670	12,606,921
Equinix, Inc.*	16,300	1,646,626
Google, Inc., Class A*	85,325	43,206,873
j2 Global Communications, Inc.*	25,600	722,688
LinkedIn Corp., Class A*	7,700	693,693
LoopNet, Inc.*	950	17,461
Marchex, Inc., Class B	840	7,459
ModusLink Global Solutions, Inc.	210	941
Monster Worldwide, Inc.*	47,700	699,282
NIC, Inc.	60	808
OpenTable, Inc.*	5,500	457,160
Perficient, Inc.*	320	3,283
Rackspace Hosting, Inc.*	36,700	1,568,558
RealNetworks, Inc.*	103,810	352,954
SAVVIS, Inc.*	12,900	509,937
Stamps.com, Inc.	770	10,272
United Online, Inc.	58,100	350,343
ValueClick, Inc.*	29,300	486,380
VeriSign, Inc.	68,950	2,307,067
VistaPrint N.V.*	16,500	789,525
Vocus, Inc.*	400	12,244
WebMD Health Corp.*	20,200	920,716
Yahoo!, Inc.*	466,450	7,015,408

		78,940,671

IT Services (3.4%)
Accenture plc, Class A	218,900	13,225,938
Alliance Data Systems Corp.*	21,100	1,984,877
Amdocs Ltd.*	69,110	2,100,253
Automatic Data Processing, Inc.	169,450	8,926,626
Booz Allen Hamilton Holding Corp.*	28,100	536,991

	Number of Shares	Value (Note 1)

Broadridge Financial Solutions, Inc.	61,110	$1,470,918
CACI International, Inc., Class A*	12,200	769,576
Cognizant Technology Solutions Corp., Class A*	105,950	7,770,373
Computer Sciences Corp.	56,240	2,134,870
Convergys Corp.*	37,300	508,772
CoreLogic, Inc.*	39,300	656,703
CSG Systems International, Inc.*	27,540	508,939
DST Systems, Inc.	19,880	1,049,664
ExlService Holdings, Inc.*	390	9,009
Fidelity National Information Services, Inc.	97,425	2,999,716
Fiserv, Inc.*	49,450	3,097,053
FleetCor Technologies, Inc.*	16,000	474,240
Forrester Research, Inc.	16,300	537,248
Gartner, Inc.*	26,600	1,071,714
Genpact Ltd.*	30,000	517,200
Global Cash Access Holdings, Inc.*	1,320	4,198
Global Payments, Inc.	30,900	1,575,900
Hackett Group, Inc.*	80	407
Heartland Payment Systems, Inc.	26,360	543,016
iGATE Corp.	880	14,362
Integral Systems, Inc.*	840	10,223
International Business Machines Corp.	410,569	70,433,112
Jack Henry & Associates, Inc.	30,730	922,207
Lender Processing Services, Inc.	35,800	748,578
ManTech International Corp., Class A	11,200	497,504
Mastercard, Inc., Class A	36,400	10,968,776
MAXIMUS, Inc.	6,200	512,926
NeuStar, Inc., Class A*	32,590	853,858
Paychex, Inc.	122,010	3,748,147
SAIC, Inc.*	116,950	1,967,099
Sapient Corp.*	44,100	662,823
SRA International, Inc., Class A*	15,800	488,536
Syntel, Inc.	9,400	555,728
TeleTech Holdings, Inc.*	23,050	485,894
Teradata Corp.*	63,060	3,796,212
Total System Services, Inc.	62,200	1,155,676
Unisys Corp.*	15,096	387,967
VeriFone Systems, Inc.*	29,900	1,326,065
Visa, Inc., Class A	177,250	14,935,085
Western Union Co.	220,460	4,415,814
Wright Express Corp.*	14,500	755,015

		172,115,808

Office Electronics (0.1%)
Xerox Corp.	521,331	5,427,056
Zebra Technologies Corp., Class A*	27,700	1,168,109

		6,595,165

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Analogic Technologies, Inc.*	70	$424
Advanced Micro Devices, Inc.*	232,600	1,625,874
Altera Corp.	111,350	5,161,073
Analog Devices, Inc.	111,770	4,374,678
Applied Materials, Inc.	473,520	6,160,495
Atmel Corp.*	163,000	2,293,410
ATMI, Inc.*	880	17,978
Avago Technologies Ltd.	64,900	2,466,200
Broadcom Corp., Class A*	188,870	6,353,587
Cirrus Logic, Inc.*	24,500	389,550
Cree, Inc.*	38,900	1,306,651
Cymer, Inc.*	10,700	529,757
Cypress Semiconductor Corp.*	60,100	1,270,514
Diodes, Inc.*	480	12,528
DSP Group, Inc.*	640	5,568
Entegris, Inc.*	4,540	45,945
Exar Corp.*	1,400	8,862
Fairchild Semiconductor International, Inc.*	45,500	760,305
FEI Co.*	13,100	500,289
First Solar, Inc.*	21,350	2,823,965
Freescale Semiconductor Holdings I Ltd.*	33,100	608,709
GT Solar International, Inc.*	42,700	691,740
Hittite Microwave Corp.*	14,400	891,504
Integrated Device Technology, Inc.*	77,100	606,006
Intel Corp.	1,797,410	39,830,606
International Rectifier Corp.*	33,800	945,386
Intersil Corp., Class A	46,800	601,380
IXYS Corp.*	700	10,486
KLA-Tencor Corp.	62,280	2,521,094
Kulicke & Soffa Industries, Inc.*	610	6,795
Lam Research Corp.*	44,600	1,974,888
Linear Technology Corp.	78,450	2,590,419
LSI Corp.*	247,100	1,759,352
Marvell Technology Group Ltd.*	176,630	2,607,942
Maxim Integrated Products, Inc.	109,550	2,800,098
MEMC Electronic Materials, Inc.*	100,270	855,303
Micrel, Inc.	58,400	617,872
Microchip Technology, Inc.	66,400	2,517,224
Micron Technology, Inc.*	323,450	2,419,406
Microsemi Corp.*	31,400	643,700
MKS Instruments, Inc.	27,400	723,908
Monolithic Power Systems, Inc.*	31,420	484,496
National Semiconductor Corp.	90,000	2,214,900
Netlogic Microsystems, Inc.*	23,700	957,954
Novellus Systems, Inc.*	36,300	1,311,882
NVIDIA Corp.*	216,360	3,447,697
OmniVision Technologies, Inc.*	19,350	673,573
ON Semiconductor Corp.*	162,500	1,701,375
Pericom Semiconductor Corp.*	1,210	10,817
PMC-Sierra, Inc.*	103,000	779,710
Rambus, Inc.*	39,700	582,796
RF Micro Devices, Inc.*	99,570	609,368
Rudolph Technologies, Inc.*	10	107
Semtech Corp.*	22,600	617,884
Silicon Image, Inc.*	5,630	36,370

	Number of Shares	Value (Note 1)

Silicon Laboratories, Inc.*	21,840	$901,118
Skyworks Solutions, Inc.*	72,500	1,666,050
Standard Microsystems Corp.*	30	810
SunPower Corp., Class A*	36,850	712,311
Supertex, Inc.*	430	9,632
Teradyne, Inc.*	91,610	1,355,828
Tessera Technologies, Inc.*	22,000	377,080
Texas Instruments, Inc.	393,690	12,924,843
TriQuint Semiconductor, Inc.*	56,900	579,811
Varian Semiconductor Equipment Associates, Inc.*	28,200	1,732,608
Veeco Instruments, Inc.*	15,300	740,673
Volterra Semiconductor Corp.*	80	1,973
Xilinx, Inc.	89,500	3,264,065

		140,027,202

Software (3.8%)
Accelrys, Inc.*	366	2,602
Activision Blizzard, Inc.	143,500	1,676,080
Adobe Systems, Inc.*	183,320	5,765,414
Advent Software, Inc.*	18,840	530,723
ANSYS, Inc.*	34,700	1,897,049
Ariba, Inc.*	45,100	1,554,597
Aspen Technology, Inc.*	32,500	558,350
Autodesk, Inc.*	83,650	3,228,890
Blackboard, Inc.*	15,200	659,528
BMC Software, Inc.*	68,600	3,752,420
Bottomline Technologies, Inc.*	220	5,436
CA, Inc.	147,050	3,358,622
Cadence Design Systems, Inc.*	112,030	1,183,037
Citrix Systems, Inc.*	69,150	5,532,000
CommVault Systems, Inc.*	15,300	680,085
Compuware Corp.*	85,050	830,088
Concur Technologies, Inc.*	20,300	1,016,421
Electronic Arts, Inc.*	134,200	3,167,120
EPIQ Systems, Inc.	30,400	432,288
FactSet Research Systems, Inc.	17,100	1,749,672
Fortinet, Inc.*	30,200	824,158
Informatica Corp.*	37,700	2,202,811
Intuit, Inc.*	106,050	5,499,753
Kenexa Corp.*	870	20,863
Lawson Software, Inc.*	48,600	545,292
Manhattan Associates, Inc.*	790	27,208
Mentor Graphics Corp.*	37,800	484,218
MICROS Systems, Inc.*	30,400	1,511,184
Microsoft Corp.	2,515,750	65,409,500
MicroStrategy, Inc., Class A*	3,700	601,916
NetSuite, Inc.*	13,800	540,960
Nuance Communications, Inc.*	84,490	1,814,000
Oracle Corp.	1,302,090	42,851,782
Parametric Technology Corp.*	51,050	1,170,576
Pegasystems, Inc.	12,700	591,185
Progress Software Corp.*	28,740	693,496
QLIK Technologies, Inc.*	23,900	814,034
Quest Software, Inc.*	23,100	525,063
Radiant Systems, Inc.*	160	3,344
RealPage, Inc.*	20,200	534,694
Red Hat, Inc.*	71,300	3,272,670
Rovi Corp.*	41,550	2,383,308
Salesforce.com, Inc.*	45,400	6,763,692
SolarWinds, Inc.*	19,400	507,116
Solera Holdings, Inc.	21,110	1,248,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SS&C Technologies Holdings, Inc.*	26,200	$520,594
SuccessFactors, Inc.*	23,800	699,720
Symantec Corp.*	259,990	5,127,003
Synchronoss Technologies, Inc.*	910	28,874
Synopsys, Inc.*	61,920	1,591,963
Take-Two Interactive Software, Inc.*	200	3,056
Taleo Corp., Class A*	14,400	533,232
TIBCO Software, Inc.*	60,140	1,745,263
TiVo, Inc.*	66,900	688,401
Verint Systems, Inc.*	14,400	533,376
VMware, Inc., Class A*	27,800	2,786,394
Websense, Inc.*	24,500	636,265

		193,316,254

Total Information Technology		901,798,963

Materials (4.4%)
Chemicals (2.5%)
A. Schulman, Inc.	470	11,839
Air Products & Chemicals, Inc.	74,280	7,099,682
Airgas, Inc.	31,000	2,171,240
Albemarle Corp.	36,800	2,546,560
Arch Chemicals, Inc.	15,700	540,708
Ashland, Inc.	31,964	2,065,514
Cabot Corp.	29,200	1,164,204
Celanese Corp.	62,200	3,315,882
CF Industries Holdings, Inc.	25,102	3,556,200
Chemtura Corp.*	32,600	593,320
Cytec Industries, Inc.	18,500	1,058,015
Dow Chemical Co.	404,880	14,575,680
E.I. du Pont de Nemours & Co.	320,640	17,330,592
Eastman Chemical Co.	26,660	2,721,186
Ecolab, Inc.	78,612	4,432,144
Ferro Corp.*	600	8,064
FMC Corp.	26,950	2,318,239
Huntsman Corp.	61,000	1,149,850
Innophos Holdings, Inc.	510	24,888
International Flavors & Fragrances, Inc.	35,000	2,248,400
Intrepid Potash, Inc.*	17,700	575,250
Kronos Worldwide, Inc.	19,700	619,565
LSB Industries, Inc.*	580	24,894
Lubrizol Corp.	22,100	2,967,367
LyondellBasell Industries N.V., Class A	106,200	4,090,824
Minerals Technologies, Inc.	600	39,774
Monsanto Co.	181,700	13,180,518
Mosaic Co.	93,430	6,328,014
Nalco Holding Co.	49,000	1,362,690
NewMarket Corp.	3,300	563,343
Olin Corp.	29,800	675,268
PPG Industries, Inc.	53,600	4,866,344
Praxair, Inc.	102,800	11,142,492
Quaker Chemical Corp.	480	20,645
Rockwood Holdings, Inc.*	19,730	1,090,872
RPM International, Inc.	49,050	1,129,131
Scotts Miracle-Gro Co., Class A	19,400	995,414
Sensient Technologies Corp.	20,600	763,642
Sherwin-Williams Co.	34,800	2,918,676
Sigma-Aldrich Corp.	45,900	3,368,142

	Number of Shares	Value (Note 1)

Solutia, Inc.*	45,900	$1,048,815
Spartech Corp.*	1,320	8,039
Valspar Corp.	44,500	1,604,670
W.R. Grace & Co.*	27,500	1,254,825
Westlake Chemical Corp.	10,000	519,000

		130,090,421

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	17,700	1,415,469
Texas Industries, Inc.	100	4,163
Vulcan Materials Co.	48,700	1,876,411

		3,296,043

Containers & Packaging (0.4%)
AptarGroup, Inc.	29,600	1,549,264
Ball Corp.	68,500	2,634,510
Bemis Co., Inc.	42,300	1,428,894
Crown Holdings, Inc.*	57,350	2,226,327
Graham Packaging Co., Inc.*	19,500	491,790
Graphic Packaging Holding Co.*	98,700	536,928
Greif, Inc., Class A	14,800	962,444
Myers Industries, Inc.	1,070	11,000
Owens-Illinois, Inc.*	61,850	1,596,349
Packaging Corp. of America	48,600	1,360,314
Rock-Tenn Co., Class A	23,500	1,558,990
Sealed Air Corp.	69,960	1,664,348
Silgan Holdings, Inc.	20,400	835,788
Sonoco Products Co.	44,160	1,569,446
Temple-Inland, Inc.	40,700	1,210,418

		19,636,810

Metals & Mining (1.3%)
AK Steel Holding Corp.	41,600	655,616
Alcoa, Inc.	379,950	6,026,007
Allegheny Technologies, Inc.	35,260	2,237,952
Allied Nevada Gold Corp.*	24,000	848,880
Carpenter Technology Corp.	14,900	859,432
Cliffs Natural Resources, Inc.	48,640	4,496,768
Coeur d’Alene Mines Corp.*	33,300	807,858
Commercial Metals Co.	49,390	708,747
Compass Minerals International, Inc.	12,400	1,067,268
Freeport-McMoRan Copper & Gold, Inc.	328,800	17,393,520
Globe Specialty Metals, Inc.	24,300	544,806
Golden Star Resources Ltd.*	95,200	209,440
Hecla Mining Co.*	91,500	703,635
Molycorp, Inc.*	19,000	1,160,140
Newmont Mining Corp.	171,500	9,255,855
Nucor Corp.	119,120	4,910,126
Olympic Steel, Inc.	720	19,822
Reliance Steel & Aluminum Co.	28,100	1,395,165
Royal Gold, Inc.	18,000	1,054,260
Schnitzer Steel Industries, Inc., Class A	7,800	449,280
Southern Copper Corp.	63,960	2,102,365
Steel Dynamics, Inc.	71,300	1,158,625
Stillwater Mining Co.*	34,900	768,149
SXC Health Solutions Corp.*	23,200	1,366,944
Thompson Creek Metals Co., Inc.*	52,900	527,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Titanium Metals Corp.	30,000	$549,600
United States Steel Corp.	51,590	2,375,204
Universal Stainless & Alloy Products, Inc.*	40	1,870
Walter Energy, Inc.	22,000	2,547,600

		66,202,876

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,325	363,591
Domtar Corp.	14,540	1,377,229
International Paper Co.	147,650	4,402,923
Louisiana-Pacific Corp.*	3,030	24,664
MeadWestvaco Corp.	60,600	2,018,586
Neenah Paper, Inc.	160	3,405
P.H. Glatfelter Co.	1,440	22,147

		8,212,545

Total Materials		227,438,695

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.3%)
AboveNet, Inc.	8,200	577,772
AT&T, Inc.	2,007,654	63,060,412
CenturyLink, Inc.	203,782	8,238,906
Frontier Communications Corp.	374,990	3,026,170
Level 3 Communications, Inc.*	626,200	1,527,928
tw telecom, Inc.*	57,400	1,178,422
Verizon Communications, Inc.	955,440	35,571,031

Windstream Corp.	174,271	2,258,552

		115,439,193

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	142,800	7,472,724
Clearwire Corp., Class A*	125,300	473,634
Crown Castle International Corp.*	109,850	4,480,781
Leap Wireless International, Inc.*	31,900	517,737
MetroPCS Communications, Inc.*	108,050	1,859,541
NII Holdings, Inc.*	61,300	2,597,894
SBA Communications Corp., Class A*	48,700	1,859,853
Sprint Nextel Corp.*	1,013,325	5,461,822
Telephone & Data Systems, Inc.	31,910	991,763
U.S. Cellular Corp.*	10,500	508,410

		26,224,159

Total Telecommunication Services		141,663,352

Utilities (3.4%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	166,970	6,291,430
Cleco Corp.	25,900	902,615
DPL, Inc.	45,000	1,357,200
Duke Energy Corp.	468,000	8,812,440
Edison International	109,160	4,229,950
Entergy Corp.	64,300	4,390,404
Exelon Corp.	225,140	9,644,998

	Number of Shares	Value (Note 1)

FirstEnergy Corp.	144,604	$6,384,267
Great Plains Energy, Inc.	51,600	1,069,668
Hawaiian Electric Industries, Inc.	34,200	822,852
IDACORP, Inc.	20,050	791,975
ITC Holdings Corp.	20,600	1,478,462
NextEra Energy, Inc.	146,950	8,443,747
Northeast Utilities	61,550	2,164,713
NV Energy, Inc.	100,300	1,539,605
Pepco Holdings, Inc.	87,450	1,716,643
Pinnacle West Capital Corp.	42,600	1,899,108
Portland General Electric Co.	28,500	720,480
PPL Corp.	200,050	5,567,391
Progress Energy, Inc.	101,320	4,864,373
Southern Co.	285,550	11,530,509
UIL Holdings Corp.	18,500	598,475
Westar Energy, Inc.	43,900	1,181,349

		86,402,654

Gas Utilities (0.3%)
AGL Resources, Inc.	32,350	1,316,969
Atmos Energy Corp.	38,500	1,280,125
National Fuel Gas Co.	28,900	2,103,920
New Jersey Resources Corp.	18,100	807,441
Nicor, Inc.	17,100	936,054
Oneok, Inc.	36,800	2,723,568
Piedmont Natural Gas Co., Inc.	30,900	935,034
Questar Corp.	66,200	1,172,402
South Jersey Industries, Inc.	12,100	657,151
Southwest Gas Corp.	17,200	664,092
UGI Corp.	45,950	1,465,345
WGL Holdings, Inc.	19,100	735,159

		14,797,260

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	236,295	3,010,398
Calpine Corp.*	116,500	1,879,145
Constellation Energy Group, Inc.	59,050	2,241,538
GenOn Energy, Inc.*	272,790	1,052,970
NRG Energy, Inc.*	81,650	2,006,957

		10,191,008

Multi-Utilities (1.2%)
Alliant Energy Corp.	43,600	1,772,776
Ameren Corp.	88,700	2,558,108
CenterPoint Energy, Inc.	156,550	3,029,242
CMS Energy Corp.	86,900	1,711,061
Consolidated Edison, Inc.	95,900	5,105,716
Dominion Resources, Inc.	192,850	9,308,870
DTE Energy Co.	62,400	3,121,248
Integrys Energy Group, Inc.	30,100	1,560,384
MDU Resources Group, Inc.	55,850	1,256,625
NiSource, Inc.	92,700	1,877,175
NSTAR	31,600	1,452,968
OGE Energy Corp.	36,800	1,851,776
PG&E Corp.	138,420	5,817,793
Public Service Enterprise Group, Inc.	175,400	5,725,056
SCANA Corp.	38,550	1,517,713
Sempra Energy	83,690	4,425,527
TECO Energy, Inc.	80,850	1,527,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Vectren Corp.	30,700	$855,302
Wisconsin Energy Corp.	85,300	2,674,155
Xcel Energy, Inc.	165,080	4,011,444

		61,160,196

Water Utilities (0.0%)
American Water Works Co., Inc.	65,800	1,937,810
Aqua America, Inc.	53,850	1,183,623

		3,121,433

Total Utilities		175,672,551

Total Common Stocks (99.2%) (Cost $3,883,759,637)		5,080,440,522

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $14,203,441)	$14,203,441	$14,203,441

Total Investments (99.5%) (Cost $3,897,963,078)		5,094,643,963
Other Assets Less Liabilities (0.5%)		24,737,566

Net Assets (100%)		$5,119,381,529

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total value of $24,902,280.
@	Shares are less than 0.5

Glossary:

ADR—	American Depositary Receipt

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	42	September-11	$3,321,630	$3,466,680	$145,050
S&P 500 E-Mini Index	379	September-11	24,280,320	24,928,725	648,405

					$793,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$593,392,566	$—	$—	$593,392,566
Consumer Staples	455,958,285	—	—	455,958,285
Energy	588,768,253	—	—	588,768,253
Financials	807,147,080	—	—	807,147,080
Health Care	590,582,194	—	—	590,582,194
Industrials	598,018,583	—	—	598,018,583
Information Technology	901,298,788	500,175	—	901,798,963
Materials	227,438,695	—	—	227,438,695
Telecommunication Services	141,663,352	—	—	141,663,352
Utilities	175,672,551	—	—	175,672,551
Futures	793,455	—	—	793,455
Short-Term Investments	—	14,203,441	—	14,203,441

Total Assets	$5,080,733,802	$14,703,616	$—	$5,095,437,418

Total Liabilities	$—	$—	$—	$—

Total	$5,080,733,802	$14,703,616	$—	$5,095,437,418

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	793,455	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$793,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	731,996	—	—	731,996
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$731,996	$—	$—	$731,996

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	585,057	—	—	585,057
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$585,057	$—	$—	$585,057

The Portfolio held futures contracts with an average notional balance of approximately $25,486,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$153,366,058
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$437,847,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,556,300,329
Aggregate gross unrealized depreciation	(423,202,136)

Net unrealized appreciation	$1,133,098,193

Federal income tax cost of investments	$3,961,545,770

The Portfolio has a net capital loss carryforward of $2,220,312,347 of which $6,931,676 expires in the year 2015, $528,989,650 expires in the year 2016 and $1,684,391,021 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $3,897,963,078)	$5,094,643,963
Cash	2,968,442
Receivable for securities sold	42,928,514
Dividends, interest and other receivables	6,253,045
Receivable from Separate Accounts for Trust shares sold	982,665
Due from broker for futures variation margin	239,540
Other assets	77,876

Total assets	5,148,094,045

LIABILITIES
Payable for securities purchased	22,732,410
Payable to Separate Accounts for Trust shares redeemed	3,682,682
Investment management fees payable	1,439,408
Administrative fees payable	421,123
Distribution fees payable - Class IB	259,168
Trustees’ fees payable	13,112
Accrued expenses	164,613

Total liabilities	28,712,516

NET ASSETS	$5,119,381,529

Net assets were comprised of:
Paid in capital	$6,068,586,060
Accumulated undistributed net investment income (loss)	35,452,852
Accumulated undistributed net realized gain (loss) on investments and futures	(2,182,131,723)
Unrealized appreciation (depreciation) on investments and futures	1,197,474,340

Net assets	$5,119,381,529

Class IA
Net asset value, offering and redemption price per share, $3,830,306,665 / 224,379,804 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.07

Class IB
Net asset value, offering and redemption price per share, $1,289,074,864 / 76,012,653 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $12,874 foreign withholding tax)	$47,449,373
Interest	65

Total income	47,449,438

EXPENSES
Investment management fees	9,034,320
Administrative fees	2,641,707
Distribution fees - Class IB	1,630,823
Printing and mailing expenses	204,982
Custodian fees	66,688
Trustees’ fees	58,803
Professional fees	49,126
Miscellaneous	35,799

Total expenses	13,722,248

NET INVESTMENT INCOME (LOSS)	33,727,190

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	101,919,738
Futures	731,996

Net realized gain (loss)	102,651,734

Change in unrealized appreciation (depreciation) on:
Securities	175,338,338
Futures	585,057

Net change in unrealized appreciation (depreciation)	175,923,395

NET REALIZED AND UNREALIZED GAIN (LOSS)	278,575,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$312,302,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,727,190	$71,115,028
Net realized gain (loss) on investments and futures	102,651,734	164,192,042
Net change in unrealized appreciation (depreciation) on investments and futures	175,923,395	492,027,982

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	312,302,319	727,335,052

DIVIDENDS:
Dividends from net investment income
Class IA	—	(54,808,803)
Class IB	—	(15,421,240)

TOTAL DIVIDENDS	—	(70,230,043)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,065,976 and 3,191,059 shares, respectively ]	17,935,488	46,554,696
Capital shares issued in reinvestment of dividends [ 0 and 3,452,670 shares, respectively ]	—	54,808,803
Capital shares repurchased [ (14,583,063) and (31,454,270) shares, respectively ]	(245,615,938)	(456,257,524)

Total Class IA transactions	(227,680,450)	(354,894,025)

Class IB
Capital shares sold [ 1,479,503 and 3,907,308 shares, respectively ]	24,780,014	56,195,323
Capital shares issued in reinvestment of dividends [ 0 and 976,562 shares, respectively ]	—	15,421,240
Capital shares repurchased [ (6,650,555) and (13,696,335) shares, respectively ]	(111,326,582)	(197,546,384)

Total Class IB transactions	(86,546,568)	(125,929,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(314,227,018)	(480,823,846)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,924,699)	176,281,163
NET ASSETS:
Beginning of period	5,121,306,228	4,945,025,065

End of period (a)	$5,119,381,529	$5,121,306,228

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$35,452,852	$1,725,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO(ee)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$16.07	$14.04	$11.11	$20.27	$19.80	$18.09

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.22 (e)	0.24 (e)	0.29 (e)	0.25 (e)	0.27 (e)
Net realized and unrealized gain (loss) on investments and futures	0.89	2.04	2.94	(9.14)	0.48	1.72

Total from investment operations	1.00	2.26	3.18	(8.85)	0.73	1.99

Less distributions:
Dividends from net investment income	—	(0.23)	(0.25)	(0.31)	(0.26)	(0.28)

Net asset value, end of period	$17.07	$16.07	$14.04	$11.11	$20.27	$19.80

Total return (b)	6.22%	16.14%	28.68%	(43.67)%	3.73%	11.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,830,307	$3,823,474	$3,688,279	$3,168,157	$6,425,334	$7,114,739
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.47%	0.47%	0.49%	0.46%	0.59%	0.55%
Before fees paid indirectly (a)	0.47%	0.47%	0.49%	0.61%	0.60%	0.57%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.37%	1.53%	2.02%	1.79%	1.21%	1.43%
Before fees paid indirectly (a)	1.37%	1.53%	2.02%	1.64%	1.20%	1.42%
Portfolio turnover rate	3%	10%	4%	83%	44%	35%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007	2006
Net asset value, beginning of period	$15.99	$13.96	$11.05	$20.16	$19.69	$17.99

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.18 (e)	0.21 (e)	0.25 (e)	0.19 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments and futures	0.88	2.04	2.91	(9.08)	0.49	1.71

Total from investment operations	0.97	2.22	3.12	(8.83)	0.68	1.93

Less distributions:
Dividends from net investment income	—	(0.19)	(0.21)	(0.28)	(0.21)	(0.23)

Net asset value, end of period	$16.96	$15.99	$13.96	$11.05	$20.16	$19.69

Total return (b)	6.07%	15.93%	28.31%	(43.81)%	3.48%	10.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,289,075	$1,297,833	$1,256,746	$1,034,651	$2,090,492	$2,364,942
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.72%	0.72%	0.74%	0.71%	0.84%	0.80%
Before fees paid indirectly (a)	0.72%	0.72%	0.74%	0.86%	0.85%	0.82%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.12%	1.28%	1.77%	1.54%	0.96%	1.18%
Before fees paid indirectly (a)	1.12%	1.28%	1.77%	1.39%	0.95%	1.17%
Portfolio turnover rate	3%	10%	4%	83%	44%	35%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(ee)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Common Stock Index II Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Common Stock Index Portfolio.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Government Securities	69.0%
Corporate Bonds	30.0
Preferred Stocks	0.0 #
Cash and Other	1.0

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,019.60	$2.35
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36
Class IB
Actual	1,000.00	1,019.50	3.61
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.47% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (30.0%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$1,000,000	$1,008,290
5.000%, 3/30/20	819,000	870,252
4.250%, 3/1/21	680,000	678,461

		2,557,003

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,786,000	1,986,898

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	202,000	230,944
Marriott International, Inc.
5.625%, 2/15/13	1,483,000	1,581,683
McDonald’s Corp.
4.300%, 3/1/13	458,000	484,555
5.800%, 10/15/17	1,000,000	1,173,568
5.350%, 3/1/18	743,000	842,390
5.000%, 2/1/19	750,000	833,488
3.500%, 7/15/20	38,000	37,973
3.625%, 5/20/21	400,000	397,884
Starbucks Corp.
6.250%, 8/15/17	500,000	580,465
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,061,500
3.875%, 11/1/20	1,000,000	970,668

		8,195,118

Household Durables (0.1%)
Black & Decker Corp.
4.750%, 11/1/14	1,000,000	1,086,525
Fortune Brands, Inc.
4.875%, 12/1/13	445,000	473,129
6.375%, 6/15/14	396,000	440,242
5.375%, 1/15/16	500,000	541,786
MDC Holdings, Inc.
5.500%, 5/15/13	644,000	677,726
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,044,138
Tupperware Brands Corp.
4.750%, 6/1/21§	400,000	394,425
Whirlpool Corp.
5.500%, 3/1/13	708,000	750,543
8.600%, 5/1/14	194,000	226,069
4.850%, 6/15/21	300,000	296,746

		5,931,329

Internet & Catalog Retail (0.0%)
Expedia, Inc.
7.456%, 8/15/18	500,000	558,750
5.950%, 8/15/20	1,100,000	1,069,750

		1,628,500

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.125%, 5/15/14	1,000,000	1,104,448

Media (1.2%)
CBS Corp.
5.625%, 8/15/12	37,000	38,676
4.625%, 5/15/18	45,000	46,376

	Principal Amount	Value (Note 1)

8.875%, 5/15/19	$250,000	$318,690
5.750%, 4/15/20	1,000,000	1,083,837
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,263,000	1,414,609
Comcast Corp.
5.300%, 1/15/14	2,346,000	2,572,814
6.500%, 1/15/15	300,000	343,225
5.900%, 3/15/16	2,262,000	2,574,905
6.500%, 1/15/17	416,000	484,851
5.700%, 5/15/18	800,000	892,607
5.700%, 7/1/19	1,189,000	1,322,747
5.150%, 3/1/20	3,000,000	3,230,073
COX Communications, Inc.
7.125%, 10/1/12	208,000	223,087
4.625%, 6/1/13	800,000	849,470
5.450%, 12/15/14	684,000	762,340
5.500%, 10/1/15	1,500,000	1,683,795
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,367,184
3.550%, 3/15/15	2,522,000	2,635,006
7.625%, 5/15/16	1,112,000	1,212,080
5.875%, 10/1/19	500,000	554,535
5.200%, 3/15/20	604,000	639,085
4.600%, 2/15/21	1,500,000	1,507,112
5.000%, 3/1/21	1,500,000	1,553,607
Discovery Communications LLC
3.700%, 6/1/15	300,000	315,658
5.050%, 6/1/20	2,000,000	2,117,794
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	652,270
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	558,289
NBCUniversal Media LLC
3.650%, 4/30/15§	2,000,000	2,099,826
5.150%, 4/30/20§	1,845,000	1,948,139
4.375%, 4/1/21§	2,000,000	1,979,102
News America, Inc.
5.300%, 12/15/14	69,000	76,914
8.000%, 10/17/16	2,000,000	2,457,736
6.900%, 3/1/19	596,000	693,649
5.650%, 8/15/20	500,000	546,148
4.500%, 2/15/21§	500,000	493,455
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	523,601
4.450%, 8/15/20	1,218,000	1,208,232
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,958,987
Thomson Reuters Corp.
5.950%, 7/15/13	1,000,000	1,093,793
5.700%, 10/1/14	870,000	974,132
6.500%, 7/15/18	708,000	828,307
4.700%, 10/15/19	369,000	388,140
Time Warner Cable, Inc.
5.400%, 7/2/12	839,000	877,070
6.200%, 7/1/13	2,608,000	2,860,739
7.500%, 4/1/14	914,000	1,052,978
3.500%, 2/1/15	173,000	180,454
5.850%, 5/1/17	1,306,000	1,468,666
6.750%, 7/1/18	4,000,000	4,638,772
8.750%, 2/14/19	1,000,000	1,274,210
8.250%, 4/1/19	1,096,000	1,366,932
5.000%, 2/1/20	861,000	894,531
Time Warner, Inc.
3.150%, 7/15/15	1,000,000	1,034,173
5.875%, 11/15/16	1,280,000	1,463,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.875%, 3/15/20	$2,200,000	$2,278,206
4.700%, 1/15/21	1,500,000	1,519,764
Turner Broadcasting System, Inc.
8.375%, 7/1/13	804,000	912,530
Viacom, Inc.
4.375%, 9/15/14	573,000	615,414
6.250%, 4/30/16	1,205,000	1,385,951
5.625%, 9/15/19	1,391,000	1,543,577
Walt Disney Co.
4.500%, 12/15/13	2,846,000	3,088,903
6.000%, 7/17/17	346,000	403,203
5.500%, 3/15/19	500,000	573,138
Washington Post Co.
7.250%, 2/1/19	500,000	574,975
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	762,298
8.000%, 9/15/14	321,000	376,545

		79,371,008

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	196,136
Kohl’s Corp.
6.250%, 12/15/17	648,000	760,245
Macy’s Retail Holdings, Inc.
5.875%, 1/15/13	465,000	494,828
5.750%, 7/15/14	799,000	878,879
5.900%, 12/1/16	1,500,000	1,683,845
Nordstrom, Inc.
6.750%, 6/1/14	242,000	276,943
6.250%, 1/15/18	277,000	320,078
4.750%, 5/1/20	584,000	613,634
Target Corp.
5.125%, 1/15/13	1,216,000	1,294,641
5.875%, 7/15/16	1,000,000	1,169,141
6.000%, 1/15/18	1,050,000	1,213,362
3.875%, 7/15/20	1,000,000	997,427

		9,899,159

Specialty Retail (0.2%)
AutoZone, Inc.
5.875%, 10/15/12	300,000	317,009
5.750%, 1/15/15	173,000	192,964
4.000%, 11/15/20	1,700,000	1,624,433
Best Buy Co., Inc.
3.750%, 3/15/16	800,000	803,833
5.500%, 3/15/21	500,000	492,291
Gap, Inc.
5.950%, 4/12/21	1,000,000	960,709
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,130,982
5.400%, 3/1/16	2,996,000	3,347,772
Lowe’s Cos., Inc.
5.600%, 9/15/12	208,000	220,410
5.000%, 10/15/15	500,000	564,412
2.125%, 4/15/16	1,000,000	995,839
5.400%, 10/15/16	20,000	23,066
4.625%, 4/15/20	839,000	892,732
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	185,897

	Principal Amount	Value (Note 1)

Staples, Inc.
9.750%, 1/15/14	$1,846,000	$2,197,646
TJX Cos., Inc.
4.200%, 8/15/15	200,000	217,076
6.950%, 4/15/19	385,000	465,307

		14,632,378

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	250,000	251,957

Total Consumer Discretionary		125,557,798

Consumer Staples (2.2%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	208,000	225,508
5.050%, 10/15/16	1,000,000	1,111,087
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	1,527,000	1,567,898
2.500%, 3/26/13	2,000,000	2,049,498
5.375%, 11/15/14	2,625,000	2,931,432
4.125%, 1/15/15	975,000	1,048,576
2.875%, 2/15/16	105,000	106,986
7.750%, 1/15/19	3,000,000	3,774,132
5.375%, 1/15/20	1,874,000	2,064,395
4.375%, 2/15/21	2,080,000	2,126,944
Bottling Group LLC
4.625%, 11/15/12	159,000	167,551
6.950%, 3/15/14	1,046,000	1,199,097
5.125%, 1/15/19	846,000	936,959
Brown-Forman Corp.
2.500%, 1/15/16	250,000	252,479
Coca-Cola Co.
0.750%, 11/15/13	2,950,000	2,935,020
3.625%, 3/15/14	200,000	213,190
1.500%, 11/15/15	600,000	589,063
3.150%, 11/15/20	2,920,000	2,803,256
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	200,000	199,810
2.125%, 9/15/15	1,000,000	990,382
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	946,000	1,098,864
Diageo Capital plc
7.375%, 1/15/14	1,346,000	1,546,282
5.750%, 10/23/17	1,788,000	2,049,701
Diageo Finance B.V.
5.500%, 4/1/13	416,000	449,298
3.250%, 1/15/15	469,000	490,210
5.300%, 10/28/15	910,000	1,027,111
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	200,000	203,946
2.900%, 1/15/16	2,000,000	2,023,916
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	270,412
4.875%, 1/15/15	700,000	779,201
PepsiCo, Inc.
4.650%, 2/15/13	212,000	225,281
0.875%, 10/25/13	4,000,000	3,997,768
3.750%, 3/1/14	1,250,000	1,333,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.100%, 1/15/15	$173,000	$181,595
5.000%, 6/1/18	208,000	230,395
7.900%, 11/1/18	1,016,000	1,309,371
4.500%, 1/15/20	3,173,000	3,363,935

		47,874,445

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,568,000	1,821,494
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,820,385
6.125%, 8/15/16	346,000	396,654
5.750%, 6/1/17	1,208,000	1,356,797
6.600%, 3/15/19	949,000	1,101,507
4.750%, 5/18/20	304,000	315,597
Delhaize Group S.A.
5.875%, 2/1/14	669,000	733,884
Kroger Co.
5.000%, 4/15/13	208,000	221,696
7.500%, 1/15/14	1,346,000	1,538,502
4.950%, 1/15/15	90,000	98,860
3.900%, 10/1/15	639,000	675,834
6.400%, 8/15/17	250,000	292,861
6.150%, 1/15/20	1,346,000	1,550,348
Safeway, Inc.
5.800%, 8/15/12	950,000	999,512
6.350%, 8/15/17	208,000	238,039
5.000%, 8/15/19	346,000	362,116
3.950%, 8/15/20	1,120,000	1,089,192
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,256,865
Walgreen Co.
4.875%, 8/1/13	1,708,000	1,848,831
5.250%, 1/15/19	500,000	557,308
Wal-Mart Stores, Inc.
4.550%, 5/1/13	1,416,000	1,514,942
3.200%, 5/15/14	3,800,000	4,015,566
2.250%, 7/8/15	1,500,000	1,520,443
2.800%, 4/15/16	4,000,000	4,094,076
5.800%, 2/15/18	346,000	398,788
4.125%, 2/1/19	1,750,000	1,834,156
3.250%, 10/25/20	2,500,000	2,378,273

		34,032,526

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,475,881
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	839,000	893,947
5.350%, 4/15/14	300,000	323,431
5.100%, 7/15/15	488,000	524,719
8.500%, 6/15/19	565,000	688,804
Campbell Soup Co.
5.000%, 12/3/12	500,000	530,662
3.375%, 8/15/14	339,000	361,673
3.050%, 7/15/17	269,000	275,969
4.500%, 2/15/19	521,000	551,663
ConAgra Foods, Inc.
7.000%, 4/15/19	1,000,000	1,144,192

	Principal Amount	Value (Note 1)

Corn Products International, Inc.
3.200%, 11/1/15	$269,000	$274,353
4.625%, 11/1/20	269,000	271,358
General Mills, Inc.
5.200%, 3/17/15	500,000	556,826
5.700%, 2/15/17	2,500,000	2,865,105
5.650%, 2/15/19	846,000	955,209
H.J. Heinz Co.
5.350%, 7/15/13	746,000	809,569
Hershey Co.
4.850%, 8/15/15	452,000	500,352
4.125%, 12/1/20	500,000	511,579
Hormel Foods Corp.
4.125%, 4/15/21	250,000	255,360
Kellogg Co.
4.250%, 3/6/13	1,708,000	1,802,575
4.450%, 5/30/16	520,000	567,307
3.250%, 5/21/18	290,000	291,630
4.150%, 11/15/19	500,000	515,343
4.000%, 12/15/20	600,000	599,101
Kraft Foods, Inc.
6.000%, 2/11/13	300,000	323,481
2.625%, 5/8/13	300,000	308,639
5.250%, 10/1/13	115,000	124,967
6.750%, 2/19/14	750,000	849,509
4.125%, 2/9/16	3,904,000	4,174,536
6.125%, 2/1/18	1,866,000	2,146,712
6.125%, 8/23/18	500,000	573,402
5.375%, 2/10/20	3,108,000	3,397,659
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	490,998
4.900%, 11/1/19	704,000	742,863
Sara Lee Corp.
2.750%, 9/15/15	1,000,000	997,346
Tyson Foods, Inc.
10.500%, 3/1/14	1,000,000	1,187,500

		32,864,220

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	154,256
Clorox Co.
5.450%, 10/15/12	940,000	991,958
5.000%, 3/1/13	346,000	366,201
3.550%, 11/1/15	269,000	280,288
5.950%, 10/15/17	50,000	56,944
Colgate-Palmolive Co.
4.200%, 5/15/13	200,000	213,135
3.150%, 8/5/15	1,042,000	1,096,577
Energizer Holdings, Inc.
4.700%, 5/19/21§	500,000	493,837
Kimberly-Clark Corp.
6.125%, 8/1/17	1,708,000	2,015,930
7.500%, 11/1/18	700,000	878,837
3.875%, 3/1/21	85,000	86,277
Procter & Gamble Co.
1.375%, 8/1/12	1,800,000	1,813,860
4.950%, 8/15/14	525,000	587,720
1.800%, 11/15/15	1,000,000	995,571
4.850%, 12/15/15	708,000	797,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.700%, 2/15/19	$2,046,000	$2,257,837

		13,086,306

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	766,364
6.500%, 3/1/19	1,000,000	1,145,050

		1,911,414

Tobacco (0.3%)
Altria Group, Inc.
8.500%, 11/10/13	1,048,000	1,214,645
4.125%, 9/11/15	2,300,000	2,437,280
9.700%, 11/10/18	2,304,000	3,027,735
9.250%, 8/6/19	2,693,000	3,511,527
4.750%, 5/5/21	750,000	749,486
Lorillard Tobacco Co.
8.125%, 6/23/19	407,000	474,054
6.875%, 5/1/20	1,104,000	1,197,763
Philip Morris International, Inc.
4.875%, 5/16/13	1,546,000	1,658,440
6.875%, 3/17/14	1,000,000	1,148,201
2.500%, 5/16/16	600,000	600,893
5.650%, 5/16/18	2,164,000	2,433,797
4.500%, 3/26/20	1,000,000	1,039,596
4.125%, 5/17/21	300,000	298,927
Reynolds American, Inc.
7.250%, 6/1/13	1,128,000	1,247,059
7.625%, 6/1/16	523,000	627,297
6.750%, 6/15/17	900,000	1,039,119

		22,705,819

Total Consumer Staples		152,474,730

Energy (2.3%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	700,000	787,079
BJ Services Co.
6.000%, 6/1/18	200,000	232,977
Cameron International Corp.
6.375%, 7/15/18	200,000	228,470
4.500%, 6/1/21	350,000	346,706
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	1,000,000	1,088,465
5.875%, 5/1/19	750,000	842,909
Ensco plc
4.700%, 3/15/21	2,000,000	2,020,366
Halliburton Co.
6.150%, 9/15/19	1,623,000	1,885,749
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	332,738
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,242,472
6.000%, 3/15/18	545,000	603,414
6.500%, 11/15/20	1,039,000	1,161,850
Weatherford International Ltd.
5.150%, 3/15/13	367,000	387,765
5.500%, 2/15/16	519,000	568,863
6.000%, 3/15/18	208,000	228,003

	Principal Amount	Value (Note 1)

9.625%, 3/1/19	$1,265,000	$1,633,674
5.125%, 9/15/20	1,000,000	1,021,021

		15,612,521

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	551,985
5.950%, 9/15/16	1,161,000	1,306,807
6.375%, 9/15/17	2,250,000	2,579,251
8.700%, 3/15/19	789,000	1,005,431
Apache Corp.
5.250%, 4/15/13	1,069,000	1,151,737
6.000%, 9/15/13	200,000	221,431
5.625%, 1/15/17	500,000	576,619
3.625%, 2/1/21	1,000,000	975,208
Buckeye Partners LP
5.500%, 8/15/19	404,000	437,189
4.875%, 2/1/21	1,220,000	1,230,819
Canadian Natural Resources Ltd.
5.150%, 2/1/13	500,000	532,268
5.700%, 5/15/17	1,833,000	2,085,707
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	646,842
5.700%, 10/15/19	1,308,000	1,482,164
Chevron Corp.
3.950%, 3/3/14	900,000	969,873
4.950%, 3/3/19	1,346,000	1,504,037
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,962,873
4.750%, 2/1/14	3,250,000	3,546,218
5.750%, 2/1/19	2,000,000	2,300,070
6.000%, 1/15/20	1,346,000	1,573,999
Devon Energy Corp.
6.300%, 1/15/19	1,000,000	1,176,011
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,796,250
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	395,206
5.200%, 3/15/20	1,081,000	1,146,200
Enbridge, Inc.
5.800%, 6/15/14	500,000	554,919
4.900%, 3/1/15	500,000	544,054
EnCana Corp.
4.750%, 10/15/13	463,000	498,195
5.900%, 12/1/17	1,569,000	1,780,668
6.500%, 5/15/19	518,000	608,448
Energy Transfer Partners LP
6.000%, 7/1/13	1,500,000	1,621,051
6.700%, 7/1/18	844,000	951,123
9.700%, 3/15/19	346,000	442,159
9.000%, 4/15/19	700,000	870,379
Enterprise Products Operating LLC
9.750%, 1/31/14	1,721,000	2,054,499
5.600%, 10/15/14	55,000	61,101
3.200%, 2/1/16	2,450,000	2,488,774
6.300%, 9/15/17	346,000	396,856
5.200%, 9/1/20	1,639,000	1,728,224
EOG Resources, Inc.
2.950%, 6/1/15	1,750,000	1,801,655
6.875%, 10/1/18	69,000	82,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

5.625%, 6/1/19	$847,000	$949,918
4.100%, 2/1/21	1,500,000	1,481,494
EQT Corp.
6.500%, 4/1/18	500,000	566,573
8.125%, 6/1/19	927,000	1,133,964
Hess Corp.
8.125%, 2/15/19	990,000	1,252,643
Husky Energy, Inc.
5.900%, 6/15/14	2,243,000	2,496,430
7.250%, 12/15/19	145,000	173,781
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	500,000	542,181
5.625%, 2/15/15	1,135,000	1,266,389
3.500%, 3/1/16	1,000,000	1,029,565
6.000%, 2/1/17	535,000	603,331
9.000%, 2/1/19	693,000	888,679
6.850%, 2/15/20	811,000	937,707
5.300%, 9/15/20	52,000	54,704
5.800%, 3/1/21	1,000,000	1,086,284
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	225,805
6.550%, 7/15/19	187,000	217,254
4.250%, 2/1/21	269,000	266,718
Marathon Oil Corp.
6.000%, 10/1/17	500,000	574,376
5.900%, 3/15/18	160,000	181,315
Marathon Petroleum Corp.
3.500%, 3/1/16§	1,720,000	1,763,184
5.125%, 3/1/21§	135,000	138,787
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	884,407
9.250%, 1/15/19	1,000,000	1,267,542
5.000%, 9/15/20	700,000	708,285
Nexen, Inc.
6.200%, 7/30/19	500,000	561,696
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,020,350
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	517,538
4.900%, 8/1/20	477,000	495,821
4.625%, 3/1/21	1,000,000	1,017,622
NuStar Logistics LP
7.650%, 4/15/18	500,000	597,236
4.800%, 9/1/20	539,000	543,419
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	304,249
4.125%, 6/1/16	473,000	514,192
4.100%, 2/1/21	1,750,000	1,782,515
ONEOK Partners LP
3.250%, 2/1/16	200,000	203,428
8.625%, 3/1/19	1,346,000	1,711,192
PC Financial Partnership
5.000%, 11/15/14	600,000	658,374
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	759,879
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,054,954
6.125%, 10/6/16	846,000	941,868
5.875%, 3/1/18	208,000	223,802
7.875%, 3/15/19	1,708,000	2,068,241
5.750%, 1/20/20	4,423,000	4,718,257
5.375%, 1/27/21	2,500,000	2,567,023

	Principal Amount	Value (Note 1)

Petroleos Mexicanos
4.875%, 3/15/15	$3,000,000	$3,247,500
8.000%, 5/3/19	1,500,000	1,849,500
6.000%, 3/5/20	2,823,000	3,098,242
Plains All American Pipeline LP
4.250%, 9/1/12	500,000	516,971
3.950%, 9/15/15	1,000,000	1,048,912
6.125%, 1/15/17	200,000	223,803
6.500%, 5/1/18	346,000	391,907
8.750%, 5/1/19	304,000	382,438
5.000%, 2/1/21	1,000,000	1,016,849
Shell International Finance B.V.
1.875%, 3/25/13	1,306,000	1,334,097
4.000%, 3/21/14	1,296,000	1,395,279
3.100%, 6/28/15	3,600,000	3,762,349
3.250%, 9/22/15	500,000	525,795
4.300%, 9/22/19	1,485,000	1,559,554
4.375%, 3/25/20	1,929,000	2,026,955
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	959,304
8.000%, 10/1/19	345,000	422,026
Statoil ASA
3.875%, 4/15/14	173,000	185,346
2.900%, 10/15/14	1,000,000	1,049,153
5.250%, 4/15/19	2,288,000	2,538,966
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,705,929
Sunoco, Inc.
9.625%, 4/15/15	500,000	615,309
Talisman Energy, Inc.
7.750%, 6/1/19	1,262,000	1,537,977
Total Capital Canada Ltd.
1.625%, 1/28/14	490,000	497,100
Total Capital S.A.
3.000%, 6/24/15	500,000	520,197
3.125%, 10/2/15	500,000	521,768
2.300%, 3/15/16	2,500,000	2,498,082
4.450%, 6/24/20	500,000	521,866
4.125%, 1/28/21	1,000,000	1,011,575
TransCanada PipeLines Ltd.
3.400%, 6/1/15	1,500,000	1,574,582
7.125%, 1/15/19	1,443,000	1,768,424
3.800%, 10/1/20	1,000,000	989,355
6.350%, 5/15/67 (l)	1,171,000	1,177,165
Valero Energy Corp.
4.750%, 6/15/13	69,000	73,368
4.500%, 2/1/15	121,000	129,168
6.125%, 6/15/17	500,000	565,925
9.375%, 3/15/19	354,000	452,157
6.125%, 2/1/20	1,060,000	1,164,872
Williams Partners LP
3.800%, 2/15/15	419,000	438,901
5.250%, 3/15/20	2,029,000	2,136,139
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	387,885
XTO Energy, Inc.
6.250%, 8/1/17	2,000,000	2,422,714

		142,837,187

Total Energy		158,449,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Financials (13.7%)
Capital Markets (2.5%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	$1,611,000	$1,943,161
Bank of New York Mellon Corp.
4.950%, 11/1/12	2,216,000	2,341,421
5.125%, 8/27/13	770,000	835,840
1.500%, 1/31/14	300,000	303,069
4.300%, 5/15/14	885,000	956,651
2.950%, 6/18/15	2,000,000	2,064,334
4.150%, 2/1/21	1,800,000	1,794,606
Bear Stearns Cos. LLC
6.950%, 8/10/12	2,900,000	3,096,078
5.700%, 11/15/14	208,000	229,730
5.300%, 10/30/15	586,000	642,229
5.550%, 1/22/17	3,221,000	3,522,743
6.400%, 10/2/17	1,346,000	1,535,697
7.250%, 2/1/18	2,070,000	2,458,106
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,657,731
5.000%, 12/10/19	1,773,000	1,884,650
Charles Schwab Corp.
4.950%, 6/1/14	785,000	860,695
4.450%, 7/22/20	1,000,000	1,023,323
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49 (l)	1,000,000	955,500
Deutsche Bank AG/London
5.375%, 10/12/12	2,349,000	2,478,146
2.375%, 1/11/13	4,746,000	4,814,713
4.875%, 5/20/13	916,000	973,112
3.450%, 3/30/15	1,346,000	1,388,988
3.250%, 1/11/16	2,500,000	2,529,675
6.000%, 9/1/17	1,346,000	1,501,791
Franklin Resources, Inc.
3.125%, 5/20/15	1,100,000	1,145,456
Goldman Sachs Group, Inc.
3.625%, 8/1/12	3,587,000	3,691,755
5.450%, 11/1/12	3,093,000	3,268,920
4.750%, 7/15/13	2,000,000	2,111,264
5.250%, 10/15/13	1,921,000	2,061,116
5.150%, 1/15/14	346,000	369,438
6.000%, 5/1/14	4,000,000	4,387,848
5.125%, 1/15/15	1,938,000	2,079,670
3.700%, 8/1/15	5,000,000	5,091,340
5.350%, 1/15/16	1,941,000	2,094,518
3.625%, 2/7/16	2,000,000	2,021,716
5.625%, 1/15/17	800,000	846,910
6.250%, 9/1/17	1,500,000	1,655,109
5.950%, 1/18/18	6,451,000	6,953,359
6.150%, 4/1/18	1,954,000	2,126,622
7.500%, 2/15/19	2,999,000	3,489,465
5.375%, 3/15/20	3,000,000	3,097,935
6.000%, 6/15/20	1,116,000	1,200,803
Jefferies Group, Inc.
3.875%, 11/9/15	1,250,000	1,270,295
8.500%, 7/15/19	1,446,000	1,710,164
Lazard Group LLC
7.125%, 5/15/15	400,000	450,085
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,052,711
5.450%, 2/5/13	5,386,000	5,713,426

	Principal Amount	Value (Note 1)

6.150%, 4/25/13	$2,376,000	$2,551,192
5.300%, 9/30/15	1,000,000	1,059,812
6.050%, 5/16/16	2,503,000	2,624,120
5.700%, 5/2/17	2,000,000	2,083,200
6.400%, 8/28/17	1,741,000	1,900,441
6.875%, 4/25/18	3,124,000	3,456,450
6.875%, 11/15/18	130,000	142,596
Morgan Stanley
5.750%, 8/31/12	346,000	364,231
5.250%, 11/2/12	1,820,000	1,913,535
5.300%, 3/1/13	416,000	439,840
4.750%, 4/1/14	2,193,000	2,285,953
6.000%, 5/13/14	1,500,000	1,633,680
4.100%, 1/26/15	8,500,000	8,732,849
6.000%, 4/28/15	2,500,000	2,710,168
4.000%, 7/24/15	1,500,000	1,526,536
5.375%, 10/15/15	2,246,000	2,400,967
3.800%, 4/29/16	2,500,000	2,470,970
5.750%, 10/18/16	1,000,000	1,062,128
5.450%, 1/9/17	416,000	439,930
5.550%, 4/27/17	6,750,000	7,155,304
5.950%, 12/28/17	1,916,000	2,059,790
6.625%, 4/1/18	2,473,000	2,724,239
7.300%, 5/13/19	1,500,000	1,701,039
5.625%, 9/23/19	2,039,000	2,092,318
5.500%, 7/24/20	1,522,000	1,540,555
5.750%, 1/25/21	5,000,000	5,059,145
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	819,231
4.125%, 1/19/16	3,000,000	3,038,115
6.700%, 3/4/20	653,000	713,503
Northern Trust Corp.
4.625%, 5/1/14	175,000	191,110
3.450%, 11/4/20	700,000	679,436
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	258,089
8.600%, 8/15/19	339,000	413,984
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	720,020

		168,646,390

Commercial Banks (4.5%)
American Express Bank FSB
5.500%, 4/16/13	1,000,000	1,069,796
6.000%, 9/13/17	500,000	564,009
American Express Centurion Bank
6.000%, 9/13/17	1,000,000	1,128,017
Associated Banc-Corp
5.125%, 3/28/16	500,000	521,737
Bancolombia S.A.
4.250%, 1/12/16§	500,000	502,500
Bank of Montreal
2.125%, 6/28/13	900,000	921,295
Bank of Nova Scotia
2.250%, 1/22/13	876,000	896,752
2.375%, 12/17/13	650,000	668,601
3.400%, 1/22/15	1,193,000	1,253,339
2.050%, 10/7/15	3,000,000	2,979,732
2.900%, 3/29/16	1,000,000	1,021,447
4.375%, 1/13/21	1,000,000	1,025,612
Barclays Bank plc
5.450%, 9/12/12	916,000	965,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

2.500%, 1/23/13	$1,500,000	$1,527,594
2.375%, 1/13/14	2,500,000	2,529,690
5.200%, 7/10/14	1,000,000	1,081,775
3.900%, 4/7/15	2,000,000	2,075,110
5.000%, 9/22/16	1,693,000	1,821,231
6.750%, 5/22/19	1,150,000	1,290,933
5.125%, 1/8/20	3,000,000	3,044,814
5.140%, 10/14/20	750,000	711,310
BB&T Corp.
4.750%, 10/1/12	500,000	521,107
3.375%, 9/25/13	1,408,000	1,467,753
2.050%, 4/28/14	1,000,000	1,011,157
5.200%, 12/23/15	35,000	37,864
3.200%, 3/15/16	1,000,000	1,022,966
3.950%, 4/29/16	1,954,000	2,044,873
4.900%, 6/30/17	693,000	742,373
5.250%, 11/1/19	460,000	484,736
BNP Paribas
3.250%, 3/11/15	4,500,000	4,578,611
5.000%, 1/15/21	2,000,000	2,010,814
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	1,100,000	1,111,230
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	2,008,000	2,016,407
2.350%, 12/11/15	500,000	498,805
China Development Bank Corp.
5.000%, 10/15/15	500,000	547,875
Citibank N.A.
1.750%, 12/28/12	1,500,000	1,528,037
Comerica Bank
5.700%, 6/1/14	500,000	550,160
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,007,957
Compass Bank
6.400%, 10/1/17	300,000	323,952
5.500%, 4/1/20	1,226,000	1,197,016
Credit Suisse AG/New York
3.450%, 7/2/12	827,000	848,930
5.000%, 5/15/13	3,386,000	3,614,264
2.200%, 1/14/14	5,400,000	5,470,389
5.500%, 5/1/14	1,096,000	1,203,786
3.500%, 3/23/15	3,000,000	3,093,087
6.000%, 2/15/18	1,236,000	1,333,722
5.300%, 8/13/19	1,346,000	1,432,664
5.400%, 1/14/20	2,673,000	2,706,086
4.375%, 8/5/20	2,000,000	1,955,514
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	532,475
Discover Bank
8.700%, 11/18/19	1,500,000	1,809,540
Discover Bank/Delaware
7.000%, 4/15/20	750,000	833,018
Dresdner Bank AG/New York
7.250%, 9/15/15	1,000,000	1,056,307
Fifth Third Bancorp
6.250%, 5/1/13	346,000	374,604
3.625%, 1/25/16	2,000,000	2,017,374
4.500%, 6/1/18	1,000,000	993,636
Fifth Third Capital Trust IV
6.500%, 4/15/37 (l)	400,000	393,000
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,063,916

	Principal Amount	Value (Note 1)

Glitnir Banki hf
0.000%, 10/15/08 (b)(h)§	$4,650,000	$1,290,375
HSBC Bank USA/New York
4.625%, 4/1/14	1,416,000	1,509,377
6.000%, 8/9/17	500,000	544,631
4.875%, 8/24/20	1,500,000	1,476,801
HSBC Holdings plc
5.250%, 12/12/12	1,390,000	1,466,173
5.100%, 4/5/21	2,500,000	2,561,960
HSBC USA, Inc.
5.000%, 9/27/20	1,000,000	989,160
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	90,200
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	600,000	631,217
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	2,850,000	3,167,125
KeyBank N.A.
5.800%, 7/1/14	1,800,000	1,973,461
KeyCorp
6.500%, 5/14/13	1,093,000	1,189,347
3.750%, 8/13/15	500,000	516,180
5.100%, 3/24/21	1,000,000	1,018,493
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	3,500,000	3,572,629
3.250%, 3/15/13	5,301,000	5,537,515
1.375%, 7/15/13	5,000,000	5,071,275
4.000%, 10/15/13	2,262,000	2,420,050
1.375%, 1/13/14	8,000,000	8,076,448
3.500%, 3/10/14	4,886,000	5,206,570
4.125%, 10/15/14	4,708,000	5,136,178
2.750%, 10/21/14	1,000,000	1,048,880
2.625%, 3/3/15	7,000,000	7,307,251
2.625%, 2/16/16	5,000,000	5,168,875
5.125%, 3/14/16	3,000,000	3,426,633
4.875%, 1/17/17	2,965,000	3,366,434
4.375%, 3/15/18	3,000,000	3,303,918
4.500%, 7/16/18	2,109,000	2,334,986
4.875%, 6/17/19	1,500,000	1,696,508
4.000%, 1/27/20	8,039,000	8,493,565
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	112,666
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	1,000,000	1,048,481
1.875%, 9/24/12	500,000	509,031
3.250%, 3/15/13	642,000	670,201
4.125%, 7/15/13	916,000	978,704
3.125%, 7/15/15	5,000,000	5,278,045
2.500%, 2/15/16	2,000,000	2,047,620
5.125%, 2/1/17	1,635,000	1,867,867
Lloyds TSB Bank plc
4.875%, 1/21/16	2,000,000	2,045,542
6.375%, 1/21/21	2,000,000	2,082,110
M&I Marshall & Ilsley Bank
5.250%, 9/4/12	500,000	518,480
5.000%, 1/17/17	908,000	982,556
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	574,256
Mellon Funding Corp.
5.000%, 12/1/14	500,000	549,962
5.500%, 11/15/18	1,000,000	1,115,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

National City Corp.
4.900%, 1/15/15	$520,000	$568,311
North Fork Bancorp, Inc.
5.875%, 8/15/12	500,000	518,700
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	554,000	584,645
1.750%, 3/11/13	500,000	509,301
1.375%, 1/21/14	5,000,000	5,049,300
4.875%, 2/16/16	1,943,000	2,182,657
5.000%, 4/25/17	346,000	391,461
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,072,822
PNC Funding Corp.
5.400%, 6/10/14	200,000	220,683
3.625%, 2/8/15	1,700,000	1,790,535
4.250%, 9/21/15	1,000,000	1,072,897
5.625%, 2/1/17	2,265,000	2,494,010
6.700%, 6/10/19	500,000	589,140
5.125%, 2/8/20	269,000	288,018
4.375%, 8/11/20	1,839,000	1,860,560
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,476,535
4.500%, 1/11/21	1,500,000	1,531,678
Royal Bank of Canada
2.100%, 7/29/13	2,439,000	2,502,502
2.625%, 12/15/15	1,000,000	1,015,887
Royal Bank of Scotland Group plc
5.000%, 10/1/14	666,000	657,365
5.050%, 1/8/15	1,500,000	1,491,589
4.875%, 3/16/15	2,700,000	2,802,135
6.400%, 10/21/19	1,010,000	1,037,434
Royal Bank of Scotland plc
3.250%, 1/11/14	1,000,000	1,013,765
3.950%, 9/21/15	1,500,000	1,507,042
4.375%, 3/16/16	1,500,000	1,513,100
6.125%, 1/11/21	2,500,000	2,562,785
SouthTrust Corp.
5.800%, 6/15/14	1,028,000	1,128,797
Sovereign Bank
8.750%, 5/30/18	500,000	564,430
SunTrust Banks, Inc.
3.600%, 4/15/16	1,500,000	1,514,553
6.000%, 9/11/17	500,000	555,201
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	33,318
7.250%, 3/15/18	846,000	976,006
SVB Financial Group
5.375%, 9/15/20	160,000	160,771
U.S. Bancorp
2.125%, 2/15/13	200,000	204,465
1.375%, 9/13/13	2,500,000	2,511,318
4.200%, 5/15/14	523,000	563,288
3.150%, 3/4/15	500,000	522,144
2.450%, 7/27/15	1,000,000	1,009,377
3.442%, 2/1/16	1,000,000	1,015,947
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,641,276
3.778%, 4/29/20 (l)	1,000,000	1,035,312
UBS AG/Connecticut
2.250%, 1/28/14	300,000	303,137
3.875%, 1/15/15	4,500,000	4,697,140
5.875%, 7/15/16	600,000	658,148

	Principal Amount	Value (Note 1)

5.875%, 12/20/17	$1,943,000	$2,131,413
5.750%, 4/25/18	1,416,000	1,535,196
4.875%, 8/4/20	4,000,000	4,045,788
UFJ Finance Aruba AEC
6.750%, 7/15/13	523,000	574,673
Union Bank N.A.
2.125%, 12/16/13	1,500,000	1,508,196
Wachovia Bank N.A.
4.875%, 2/1/15	1,600,000	1,717,840
Wachovia Corp.
5.500%, 5/1/13	928,000	997,927
5.700%, 8/1/13	976,000	1,060,358
5.250%, 8/1/14	2,748,000	2,945,485
5.625%, 10/15/16	1,447,000	1,570,838
5.750%, 6/15/17	110,000	122,305
5.750%, 2/1/18	5,346,000	5,911,537
Wells Fargo & Co.
5.250%, 10/23/12	5,940,000	6,267,246
4.375%, 1/31/13	1,346,000	1,412,658
4.950%, 10/16/13	500,000	532,035
3.750%, 10/1/14	2,154,000	2,270,118
5.000%, 11/15/14	500,000	539,762
3.625%, 4/15/15	5,000,000	5,227,000
5.125%, 9/15/16	55,000	58,819
5.625%, 12/11/17	2,560,000	2,827,786
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,224,888
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	2,346,000	2,392,920
Wells Fargo Capital XV
9.750%, 9/29/49 (l)	1,000,000	1,055,000
Westpac Banking Corp.
2.250%, 11/19/12	573,000	583,936
2.100%, 8/2/13	1,500,000	1,518,750
4.200%, 2/27/15	700,000	740,732
3.000%, 8/4/15	4,250,000	4,296,074
4.875%, 11/19/19	2,173,000	2,260,252
Zions Bancorp
7.750%, 9/23/14	500,000	548,228

		308,287,340

Consumer Finance (0.9%)
Ally Financial, Inc.
1.750%, 10/30/12	1,416,000	1,440,041
2.200%, 12/19/12	4,193,000	4,299,439
American Express Co.
7.250%, 5/20/14	1,334,000	1,525,680
5.500%, 9/12/16	30,000	33,441
6.150%, 8/28/17	554,000	631,320
7.000%, 3/19/18	4,167,000	4,903,880
8.125%, 5/20/19	1,062,000	1,346,390
American Express Credit Corp.
5.875%, 5/2/13	1,708,000	1,838,732
7.300%, 8/20/13	3,866,000	4,302,815
5.125%, 8/25/14	500,000	545,661
2.750%, 9/15/15	3,000,000	2,999,106
Capital One Bank USA N.A.
8.800%, 7/15/19	1,500,000	1,840,861
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,822,369
5.500%, 6/1/15	500,000	546,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

6.150%, 9/1/16	$569,000	$627,732
6.750%, 9/15/17	1,346,000	1,556,156
Discover Financial Services
6.450%, 6/12/17	498,000	552,396
HSBC Finance Corp.
6.375%, 11/27/12	2,869,000	3,069,319
4.750%, 7/15/13	2,036,000	2,155,947
5.000%, 6/30/15	901,000	969,336
5.500%, 1/19/16	2,000,000	2,186,844
6.676%, 1/15/21§	3,387,000	3,475,106
MBNA Corp.
5.000%, 6/15/15	100,000	106,017
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,914,952
PACCAR Financial Corp.
1.950%, 12/17/12	469,000	477,448
2.050%, 6/17/13	500,000	510,327
SLM Corp.
5.125%, 8/27/12	500,000	513,040
5.000%, 10/1/13	693,000	720,720
5.375%, 5/15/14	1,473,000	1,533,583
6.250%, 1/25/16	2,500,000	2,593,750
8.450%, 6/15/18	1,069,000	1,173,348
8.000%, 3/25/20	2,423,000	2,601,827
Toyota Motor Credit Corp.
1.375%, 8/12/13	423,000	425,904
3.200%, 6/17/15	500,000	519,656
2.800%, 1/11/16	1,800,000	1,842,498
4.500%, 6/17/20	300,000	311,228
4.250%, 1/11/21	1,300,000	1,333,175

		59,246,958

Diversified Financial Services (3.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,416,000	1,526,028
Alterra Finance LLC
6.250%, 9/30/20	500,000	514,030
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	439,137
Bank of America Corp.
5.375%, 9/11/12	2,006,000	2,102,511
4.875%, 1/15/13	2,500,000	2,621,603
4.750%, 8/15/13	599,000	627,947
7.375%, 5/15/14	3,015,000	3,389,451
5.125%, 11/15/14	1,000,000	1,061,122
4.500%, 4/1/15	3,000,000	3,136,500
3.700%, 9/1/15	1,500,000	1,512,202
5.250%, 12/1/15	2,000,000	2,100,392
3.625%, 3/17/16	1,500,000	1,504,320
6.500%, 8/1/16	1,285,000	1,433,101
5.625%, 10/14/16	1,986,000	2,125,532
6.000%, 9/1/17	7,060,000	7,596,864
5.750%, 12/1/17	1,500,000	1,594,916
5.650%, 5/1/18	2,139,000	2,255,214
7.625%, 6/1/19	3,019,000	3,497,185
5.625%, 7/1/20	6,000,000	6,195,072
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,339,970
Block Financial LLC
7.875%, 1/15/13	1,000,000	1,057,716

	Principal Amount	Value (Note 1)

Boeing Capital Corp.
5.800%, 1/15/13	$200,000	$215,047
BP Capital Markets plc
5.250%, 11/7/13	1,096,000	1,187,477
3.625%, 5/8/14	639,000	671,667
3.875%, 3/10/15	5,793,000	6,100,910
3.200%, 3/11/16	1,000,000	1,017,100
4.750%, 3/10/19	1,121,000	1,182,269
4.500%, 10/1/20	1,125,000	1,147,268
4.742%, 3/11/21	1,000,000	1,031,602
Caterpillar Financial Services Corp.
1.900%, 12/17/12	45,000	45,764
4.250%, 2/8/13	949,000	1,002,212
2.000%, 4/5/13	269,000	274,848
4.900%, 8/15/13	208,000	223,995
1.550%, 12/20/13	2,700,000	2,723,123
6.125%, 2/17/14	896,000	1,007,047
1.375%, 5/20/14	450,000	451,834
2.750%, 6/24/15	2,700,000	2,785,801
5.450%, 4/15/18	1,000,000	1,130,947
7.150%, 2/15/19	2,020,000	2,492,238
Citigroup Funding, Inc.
2.125%, 7/12/12	500,000	509,698
1.875%, 10/22/12	2,846,000	2,901,349
1.875%, 11/15/12	1,000,000	1,018,451
2.250%, 12/10/12	6,400,000	6,561,446
Citigroup, Inc.
5.625%, 8/27/12	500,000	522,346
5.300%, 10/17/12	1,193,000	1,252,053
5.500%, 4/11/13	9,188,000	9,754,679
6.500%, 8/19/13	2,686,000	2,921,181
6.000%, 12/13/13	1,000,000	1,087,279
6.375%, 8/12/14	2,000,000	2,211,450
5.000%, 9/15/14	4,293,000	4,498,884
5.500%, 10/15/14	1,831,000	1,991,181
4.587%, 12/15/15	9,000,000	9,464,481
3.953%, 6/15/16	3,000,000	3,071,124
5.850%, 8/2/16	416,000	456,663
5.500%, 2/15/17	2,000,000	2,103,422
6.125%, 11/21/17	1,705,000	1,883,094
6.125%, 5/15/18	2,113,000	2,326,899
8.500%, 5/22/19	3,494,000	4,331,355
5.375%, 8/9/20	3,000,000	3,130,689
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,110,745
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	481,838
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	323,506
5.125%, 8/15/15	932,000	1,024,371
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,343,504
General Electric Capital Corp.
2.000%, 9/28/12	1,000,000	1,018,571
5.250%, 10/19/12	3,901,000	4,112,532
2.125%, 12/21/12	4,500,000	4,607,257
2.625%, 12/28/12	3,386,000	3,488,359
5.450%, 1/15/13	3,110,000	3,309,864
4.800%, 5/1/13	6,726,000	7,142,171
1.875%, 9/16/13	1,000,000	1,011,415
5.900%, 5/13/14	3,520,000	3,910,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.750%, 11/14/14	$6,000,000	$6,351,048
3.500%, 6/29/15	1,000,000	1,038,933
4.375%, 9/21/15	1,393,000	1,487,071
2.950%, 5/9/16	3,000,000	3,016,521
5.400%, 2/15/17	6,034,000	6,598,559
5.625%, 9/15/17	50,000	55,201
5.625%, 5/1/18	4,470,000	4,888,919
6.000%, 8/7/19	3,000,000	3,321,780
4.625%, 1/7/21	1,750,000	1,760,301
5.300%, 2/11/21	2,340,000	2,434,868
Genworth Global Funding Trusts
5.750%, 5/15/13	500,000	524,122
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	529,347
John Deere Capital Corp.
5.250%, 10/1/12	1,596,000	1,686,938
4.500%, 4/3/13	500,000	531,824
1.875%, 6/17/13	2,500,000	2,549,622
5.500%, 4/13/17	208,000	238,709
2.800%, 9/18/17	1,000,000	1,007,532
5.750%, 9/10/18	1,108,000	1,271,939
JPMorgan Chase & Co.
5.375%, 10/1/12	5,000,000	5,283,620
2.125%, 12/26/12	3,000,000	3,072,090
5.750%, 1/2/13	100,000	106,594
4.750%, 5/1/13	1,416,000	1,507,370
2.050%, 1/24/14	1,500,000	1,511,169
4.650%, 6/1/14	1,173,000	1,260,218
5.125%, 9/15/14	4,693,000	5,071,481
3.700%, 1/20/15	6,831,000	7,102,922
5.250%, 5/1/15	170,000	183,527
3.450%, 3/1/16	5,000,000	5,093,175
3.150%, 7/5/16	2,000,000	2,012,236
6.000%, 1/15/18	2,669,000	2,968,339
6.300%, 4/23/19	7,096,000	7,998,157
4.950%, 3/25/20	500,000	516,484
4.400%, 7/22/20	2,430,000	2,380,593
4.625%, 5/10/21	2,000,000	1,983,818
K2 Corp.
0.000%, 2/15/10	8,500,000	—
0.000%, 2/15/11	5,000,000	—
Links Finance LLC
0.000%, 9/15/08	7,100,000	—
Moody’s Corp.
5.500%, 9/1/20	500,000	512,314
MUFG Capital Finance I Ltd.
6.346%, 7/29/49 (l)	1,693,000	1,720,564
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	377,316
5.250%, 1/16/18	120,000	122,839
5.550%, 1/15/20	769,000	766,511
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	1,500,000	1,630,792
3.050%, 3/1/16	2,000,000	2,062,480
5.450%, 2/1/18	69,000	77,229
10.375%, 11/1/18	1,000,000	1,384,924
NYSE Euronext
4.800%, 6/28/13	1,250,000	1,336,545
Private Export Funding Corp.
4.550%, 5/15/15	400,000	445,454

	Principal Amount	Value (Note 1)

4.950%, 11/15/15	$269,000	$303,579
RenRe North America Holdings, Inc.
5.750%, 3/15/20	100,000	101,231
TECO Finance, Inc.
4.000%, 3/15/16	562,000	588,489
5.150%, 3/15/20	822,000	871,683
Unilever Capital Corp.
3.650%, 2/15/14	500,000	532,158
2.750%, 2/10/16	350,000	359,028
4.800%, 2/15/19	1,096,000	1,201,301
4.250%, 2/10/21	350,000	364,327

		269,308,010

Insurance (1.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	559,032
5.600%, 5/15/15	250,000	277,968
2.600%, 11/23/15	1,000,000	1,004,234
5.900%, 6/15/19	1,135,000	1,278,978
Aegon N.V.
4.625%, 12/1/15	600,000	635,837
Aflac, Inc.
3.450%, 8/15/15	450,000	459,564
8.500%, 5/15/19	404,000	494,093
Alleghany Corp.
5.625%, 9/15/20	200,000	203,383
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	733,404
5.500%, 11/15/20	500,000	505,869
Allstate Corp.
6.200%, 5/16/14	1,648,000	1,865,084
7.450%, 5/16/19	1,373,000	1,633,773
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	85,805
American International Group, Inc.
4.250%, 5/15/13	500,000	513,986
3.650%, 1/15/14	2,000,000	2,038,180
5.050%, 10/1/15	554,000	578,249
5.450%, 5/18/17	1,075,000	1,122,745
5.850%, 1/16/18	916,000	958,480
8.250%, 8/15/18	3,124,000	3,588,311
6.400%, 12/15/20	3,000,000	3,229,155
AON Corp.
3.125%, 5/27/16	600,000	598,045
5.000%, 9/30/20	1,000,000	1,025,357
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	516,787
Assurant, Inc.
5.625%, 2/15/14	843,000	900,719
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	512,746
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13	1,943,000	2,098,566
1.500%, 1/10/14	300,000	302,666
4.850%, 1/15/15	1,030,000	1,137,149
5.400%, 5/15/18	693,000	768,711
4.250%, 1/15/21	925,000	941,836
Berkshire Hathaway, Inc.
2.125%, 2/11/13	3,200,000	3,283,392
3.200%, 2/11/15	2,000,000	2,084,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Chubb Corp.
5.750%, 5/15/18	$1,166,000	$1,316,490
6.375%, 3/29/67 (l)	500,000	517,500
CNA Financial Corp.
6.500%, 8/15/16	500,000	558,018
7.350%, 11/15/19	571,000	650,905
5.875%, 8/15/20	608,000	632,159
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	83,469
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,660,878
6.515%, 5/22/18	311,000	309,222
7.700%, 6/15/20	200,000	208,394
7.200%, 2/15/21	200,000	200,143
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,612,257
6.300%, 3/15/18	500,000	543,702
5.500%, 3/30/20	706,000	727,751
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	216,039
Lincoln National Corp.
4.300%, 6/15/15	200,000	210,607
8.750%, 7/1/19	927,000	1,169,779
6.250%, 2/15/20	385,000	423,451
4.850%, 6/24/21	240,000	237,049
6.050%, 4/20/67(l)	1,000,000	962,500
Markel Corp.
7.125%, 9/30/19	221,000	252,387
5.350%, 6/1/21	350,000	343,189
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	706,000	765,851
5.750%, 9/15/15	150,000	164,842
9.250%, 4/15/19	500,000	640,727
MetLife, Inc.
2.375%, 2/6/14	1,700,000	1,732,334
5.500%, 6/15/14	500,000	550,198
5.000%, 6/15/15	416,000	453,870
6.750%, 6/1/16	2,500,000	2,909,887
7.717%, 2/15/19	342,000	413,964
4.750%, 2/8/21	1,447,000	1,475,094
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	307,008
Principal Financial Group, Inc.
7.875%, 5/15/14	1,109,000	1,283,083
8.875%, 5/15/19	600,000	763,213
Principal Life Income Funding Trusts
5.300%, 4/24/13	1,708,000	1,836,799
Progressive Corp.
6.700%, 6/15/37(l)	1,000,000	1,038,800
Protective Life Corp.
7.375%, 10/15/19	400,000	454,774
Prudential Financial, Inc.
2.750%, 1/14/13	1,869,000	1,907,277
5.150%, 1/15/13	511,000	539,215
4.500%, 7/15/13	932,000	983,056
5.100%, 9/20/14	263,000	285,928
3.875%, 1/14/15	229,000	239,025
6.200%, 1/15/15	300,000	335,860
4.750%, 6/13/15	1,000,000	1,069,569
6.000%, 12/1/17	1,070,000	1,200,886
7.375%, 6/15/19	531,000	629,716

	Principal Amount	Value (Note 1)

5.375%, 6/21/20	$1,100,000	$1,158,852
8.875%, 6/15/38(l)	303,000	353,753
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	292,145
5.000%, 6/1/21	60,000	59,360
Torchmark Corp.
9.250%, 6/15/19	175,000	218,848
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,167,578
5.800%, 5/15/18	1,000,000	1,120,564
5.900%, 6/2/19	1,000,000	1,110,614
Unitrin, Inc.
6.000%, 11/30/15	500,000	534,403
Unum Group
7.125%, 9/30/16	100,000	114,784
5.625%, 9/15/20	600,000	628,307
Willis Group Holdings plc
4.125%, 3/15/16	250,000	254,883
5.750%, 3/15/21	500,000	510,078
Willis North America, Inc.
5.625%, 7/15/15	470,000	508,528
6.200%, 3/28/17	1,000,000	1,090,339
7.000%, 9/29/19	100,000	110,805
XL Group plc
5.250%, 9/15/14	866,000	927,848

		80,915,164

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	490,417
6.100%, 3/15/20	139,000	155,287
BioMed Realty LP
3.850%, 4/15/16	500,000	503,945
6.125%, 4/15/20	250,000	265,959
Boston Properties LP
5.875%, 10/15/19	200,000	219,128
5.625%, 11/15/20	1,750,000	1,869,397
Brandywine Operating Partnership LP
7.500%, 5/15/15	250,000	286,736
4.950%, 4/15/18	250,000	253,453
Camden Property Trust
4.625%, 6/15/21	275,000	271,043
CommonWealth REIT
6.650%, 1/15/18	381,000	423,532
Digital Realty Trust LP
4.500%, 7/15/15	339,000	352,824
5.875%, 2/1/20	1,000,000	1,048,409
5.250%, 3/15/21	500,000	497,405
Duke Realty LP
6.500%, 1/15/18	500,000	556,054
6.750%, 3/15/20	1,565,000	1,752,730
Entertainment Properties Trust
7.750%, 7/15/20	269,000	303,297
Equity One, Inc.
6.250%, 12/15/14	200,000	218,522
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,225,776
5.125%, 3/15/16	1,416,000	1,543,702
4.750%, 7/15/20	250,000	253,519
HCP, Inc.
5.650%, 12/15/13	310,000	339,656
2.700%, 2/1/14	1,300,000	1,318,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.750%, 2/1/16	$170,000	$172,877
6.000%, 1/30/17	861,000	948,087
5.375%, 2/1/21	1,690,000	1,743,112
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	1,006,319
6.200%, 6/1/16	527,000	585,134
6.125%, 4/15/20	285,000	305,266
4.950%, 1/15/21	1,000,000	974,322
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	264,334
6.500%, 1/17/17	469,000	522,054
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,492,735
6.300%, 6/15/16	500,000	546,056
5.625%, 3/15/17	250,000	258,498
Kilroy Realty LP
5.000%, 11/3/15	200,000	208,449
4.800%, 7/15/18	350,000	344,081
Kimco Realty Corp.
6.875%, 10/1/19	339,000	393,900
Liberty Property LP
6.625%, 10/1/17	500,000	573,481
4.750%, 10/1/20	239,000	239,783
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	768,720
Realty Income Corp.
6.750%, 8/15/19	750,000	857,459
5.750%, 1/15/21	250,000	267,882
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	151,367
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,991,406
5.100%, 6/15/15	464,000	512,238
5.750%, 12/1/15	385,000	432,169
5.250%, 12/1/16	208,000	228,487
10.350%, 4/1/19	1,000,000	1,384,211
5.650%, 2/1/20	1,573,000	1,699,468
4.375%, 3/1/21	1,095,000	1,077,755
Tanger Properties LP
6.125%, 6/1/20	500,000	552,931
UDR, Inc.
5.250%, 1/15/15	300,000	321,330
4.250%, 6/1/18	250,000	248,318
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	198,032
Vornado Realty LP
4.250%, 4/1/15	500,000	518,958
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,016,988

		36,955,744

Real Estate Management & Development (0.1%)
AMB Property LP
6.625%, 12/1/19	1,000,000	1,088,992
ProLogis LP
7.625%, 8/15/14	421,000	479,567
6.250%, 3/15/17	252,000	278,447
6.625%, 5/15/18	900,000	995,063
6.875%, 3/15/20	518,000	571,981

	Principal Amount	Value (Note 1)

Regency Centers LP
5.250%, 8/1/15	$500,000	$543,620

		3,957,670

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	500,000	501,798
4.000%, 4/27/16	1,000,000	992,312
Countrywide Financial Corp.
6.250%, 5/15/16	524,000	552,204
Santander Holdings USA, Inc.
4.625%, 4/19/16	245,000	246,216
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,017,761
Western Corporate Federal Credit Union
1.750%, 11/2/12	608,000	617,569

		3,927,860

Total Financials		931,245,136

Health Care (1.9%)
Biotechnology (0.2%)
Amgen, Inc.
4.850%, 11/18/14	208,000	232,462
2.300%, 6/15/16	420,000	416,370
5.850%, 6/1/17	1,480,000	1,713,776
6.150%, 6/1/18	200,000	231,739
5.700%, 2/1/19	958,000	1,084,946
4.500%, 3/15/20	135,000	139,227
3.450%, 10/1/20	1,000,000	953,512
4.100%, 6/15/21	800,000	793,688
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	213,969
6.875%, 3/1/18	700,000	817,468
Celgene Corp.
3.950%, 10/15/20	1,000,000	965,312
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,102,249
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,270,359

		9,935,077

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
1.800%, 3/15/13	1,528,000	1,553,617
4.625%, 3/15/15	208,000	227,977
5.900%, 9/1/16	936,000	1,096,983
4.250%, 3/15/20	369,000	382,309
Beckman Coulter, Inc.
6.000%, 6/1/15	450,000	511,367
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,237,424
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	256,584
4.400%, 1/15/21	190,000	195,685
CareFusion Corp.
5.125%, 8/1/14	200,000	219,022
6.375%, 8/1/19	500,000	564,347
Covidien International Finance S.A.
1.875%, 6/15/13	539,000	548,202
2.800%, 6/15/15	200,000	205,062
6.000%, 10/15/17	1,166,000	1,362,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.200%, 6/15/20	$700,000	$713,167
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,044,561
2.625%, 3/15/16	1,500,000	1,523,680
4.450%, 3/15/20	1,500,000	1,568,247
4.125%, 3/15/21	500,000	508,621
St. Jude Medical, Inc.
3.750%, 7/15/14	1,000,000	1,063,926
4.875%, 7/15/19	500,000	540,142
Stryker Corp.
3.000%, 1/15/15	269,000	279,818
4.375%, 1/15/20	269,000	281,588

		15,885,029

Health Care Providers & Services (0.4%)
Aetna, Inc.
6.000%, 6/15/16	748,000	856,731
6.500%, 9/15/18	500,000	583,605
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,068,341
Cardinal Health, Inc.
4.625%, 12/15/20	1,700,000	1,725,571
CIGNA Corp.
5.375%, 3/15/17	25,000	27,661
5.125%, 6/15/20	1,052,000	1,111,197
4.500%, 3/15/21	250,000	249,633
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	307,895
5.950%, 3/15/17	336,000	359,159
5.450%, 6/15/21	530,000	542,301
Express Scripts, Inc.
6.250%, 6/15/14	968,000	1,090,087
3.125%, 5/15/16	2,000,000	2,012,324
7.250%, 6/15/19	160,000	191,370
Humana, Inc.
6.450%, 6/1/16	149,000	169,733
7.200%, 6/15/18	1,081,000	1,254,862
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,523,395
McKesson Corp.
6.500%, 2/15/14	846,000	951,003
5.700%, 3/1/17	500,000	566,746
4.750%, 3/1/21	1,000,000	1,037,676
Medco Health Solutions, Inc.
6.125%, 3/15/13	300,000	323,502
2.750%, 9/15/15	1,500,000	1,513,139
7.125%, 3/15/18	819,000	957,004
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,000,000	1,021,298
6.400%, 7/1/17	500,000	576,886
4.750%, 1/30/20	182,000	188,222
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,192,134
6.000%, 2/15/18	1,580,000	1,791,532
4.700%, 2/15/21	750,000	781,900
WellPoint, Inc.
6.000%, 2/15/14	446,000	496,049
5.000%, 12/15/14	40,000	44,070
5.250%, 1/15/16	500,000	557,619
5.875%, 6/15/17	639,000	730,580
7.000%, 2/15/19	1,022,000	1,220,691

	Principal Amount	Value (Note 1)

4.350%, 8/15/20	$1,000,000	$1,009,785

		29,033,701

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,500,000	1,660,971
5.000%, 7/15/20	1,255,000	1,317,343
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,022,784
6.000%, 3/1/20	1,000,000	1,084,967
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,000,000	1,019,545
3.200%, 3/1/16	1,500,000	1,544,684
4.500%, 3/1/21	1,000,000	1,030,923

		8,681,217

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	350,000	372,084
2.700%, 5/27/15	2,800,000	2,910,827
5.875%, 5/15/16	763,000	888,520
5.600%, 11/30/17	693,000	803,120
5.125%, 4/1/19	1,700,000	1,870,230
4.125%, 5/27/20	1,400,000	1,426,706
Allergan, Inc.
3.375%, 9/15/20	1,000,000	959,134
AstraZeneca plc
5.400%, 9/15/12	1,008,000	1,066,540
5.900%, 9/15/17	2,485,000	2,895,895
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	131,148
5.450%, 5/1/18	1,208,000	1,361,986
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,817,173
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	2,268,000	2,438,680
5.650%, 5/15/18	3,460,000	3,946,594
Hospira, Inc.
5.900%, 6/15/14	205,000	227,683
6.400%, 5/15/15	1,251,000	1,421,364
Johnson & Johnson
5.150%, 8/15/12	200,000	209,824
1.200%, 5/15/14	1,000,000	1,002,989
2.150%, 5/15/16	800,000	801,901
5.550%, 8/15/17	2,000,000	2,319,306
5.150%, 7/15/18	538,000	608,662
3.550%, 5/15/21	400,000	396,409
Merck & Co., Inc.
5.300%, 12/1/13	1,500,000	1,658,602
4.750%, 3/1/15	1,000,000	1,113,704
4.000%, 6/30/15	1,139,000	1,232,749
6.000%, 9/15/17	1,058,000	1,244,777
5.000%, 6/30/19	950,000	1,051,428
3.875%, 1/15/21	1,000,000	992,670
Novartis Capital Corp.
1.900%, 4/24/13	1,117,000	1,143,056
4.125%, 2/10/14	600,000	646,614
2.900%, 4/24/15	3,800,000	3,953,235
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,613,482
Pfizer, Inc.
4.500%, 2/15/14	596,000	647,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

5.350%, 3/15/15	$1,846,000	$2,081,325
6.200%, 3/15/19	3,421,000	4,001,725
Sanofi
1.625%, 3/28/14	600,000	606,981
2.625%, 3/29/16	1,300,000	1,323,672
4.000%, 3/29/21	1,700,000	1,700,188
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	213,850
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	1,469,000	1,511,611
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	231,000	250,906
6.125%, 8/15/19	288,000	324,297
Wyeth
5.500%, 3/15/13	208,000	224,391
5.500%, 2/1/14	2,570,000	2,849,457
5.500%, 2/15/16	1,335,000	1,521,494
5.450%, 4/1/17	500,000	572,406

		64,356,867

Total Health Care		127,891,891

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co.
1.875%, 11/20/12	3,000,000	3,047,253
5.125%, 2/15/13	35,000	37,376
5.000%, 3/15/14	300,000	329,930
3.500%, 2/15/15	685,000	726,608
6.000%, 3/15/19	846,000	982,047
4.875%, 2/15/20	886,000	958,857
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,090,000
General Dynamics Corp.
4.250%, 5/15/13	208,000	221,955
5.250%, 2/1/14	2,000,000	2,215,056
Goodrich Corp.
6.125%, 3/1/19	250,000	286,058
4.875%, 3/1/20	269,000	283,862
3.600%, 2/1/21	800,000	763,754
Honeywell International, Inc.
3.875%, 2/15/14	1,500,000	1,611,549
5.400%, 3/15/16	110,000	125,669
5.300%, 3/1/18	944,000	1,060,657
5.000%, 2/15/19	846,000	930,153
4.250%, 3/1/21	500,000	514,426
ITT Corp.
4.900%, 5/1/14	400,000	436,355
6.125%, 5/1/19	562,000	659,499
L-3 Communications Corp.
5.200%, 10/15/19	1,000,000	1,035,404
4.950%, 2/15/21	1,000,000	997,825
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	489,720
4.250%, 11/15/19	1,243,000	1,275,498
Northrop Grumman Corp.
3.700%, 8/1/14	224,000	237,697
1.850%, 11/15/15	1,000,000	981,436
5.050%, 8/1/19	59,000	63,576
Raytheon Co.
1.625%, 10/15/15	500,000	488,694

	Principal Amount	Value (Note 1)

6.400%, 12/15/18	$208,000	$245,809
4.400%, 2/15/20	769,000	795,836
3.125%, 10/15/20	1,000,000	938,789
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	148,146
Textron, Inc.
6.200%, 3/15/15	300,000	332,868
7.250%, 10/1/19	500,000	587,836
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,112,264
5.375%, 12/15/17	1,008,000	1,150,227
6.125%, 2/1/19	1,396,000	1,632,569
4.500%, 4/15/20	1,175,000	1,244,105

		30,039,363

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	285,333
8.000%, 1/15/19	682,000	857,056
United Parcel Service, Inc.
4.500%, 1/15/13	2,208,000	2,333,055
5.125%, 4/1/19	2,000,000	2,247,604
3.125%, 1/15/21	1,300,000	1,234,606

		6,957,654

Airlines (0.1%)
American Airlines, Inc.
Series 09-1A 10.375%, 7/2/19	979,525	1,144,820
Continental Airlines, Inc.
9.000%, 7/8/16	593,682	684,931
Series A A 4.750%, 1/12/21	1,000,000	975,000
Delta Air Lines, Inc.
4.950%, 5/23/19	1,084,246	1,084,246
7.750%, 12/17/19	417,868	458,109
Southwest Airlines Co.
5.250%, 10/1/14	553,000	598,379
5.750%, 12/15/16	461,000	509,166

		5,454,651

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	2,994,441
8.125%, 7/15/18	269,000	319,014
Owens Corning, Inc.
6.500%, 12/1/16	519,000	564,715
9.000%, 6/15/19	500,000	597,197

		4,475,367

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,625,625
Avery Dennison Corp.
5.375%, 4/15/20	169,000	180,762
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	329,427
4.750%, 5/1/19	200,000	217,112
Cornell University
5.450%, 2/1/19	200,000	226,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Dartmouth College
4.750%, 6/1/19	$135,000	$145,691
Johns Hopkins University
5.250%, 7/1/19	656,000	731,046
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	521,945
4.875%, 8/15/14	500,000	537,665
4.750%, 1/15/16	69,000	73,567
5.750%, 9/15/17	640,000	700,225
6.250%, 3/15/19	1,700,000	1,864,988
Republic Services, Inc.
3.800%, 5/15/18	500,000	502,141
5.500%, 9/15/19	964,000	1,050,877
Science Applications International Corp.
6.250%, 7/1/12	500,000	524,749
Vanderbilt University
5.250%, 4/1/19	273,000	304,346
Waste Management, Inc.
6.375%, 11/15/12	500,000	535,376
5.000%, 3/15/14	69,000	75,040
6.100%, 3/15/18	346,000	392,435
7.375%, 3/11/19	700,000	850,303
4.750%, 6/30/20	200,000	207,568
4.600%, 3/1/21	500,000	510,174
Yale University
2.900%, 10/15/14	2,273,000	2,394,560

		14,501,996

Electrical Equipment (0.1%)
Emerson Electric Co.
4.125%, 4/15/15	1,319,000	1,435,367
5.125%, 12/1/16	500,000	569,806
4.875%, 10/15/19	1,520,000	1,660,048
Roper Industries, Inc.
6.625%, 8/15/13	300,000	332,397
6.250%, 9/1/19	500,000	566,127

		4,563,745

Industrial Conglomerates (0.3%)
3M Co.
4.375%, 8/15/13	1,269,000	1,370,383
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	106,397
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	254,980
Cooper U.S., Inc.
5.250%, 11/15/12	69,000	73,061
2.375%, 1/15/16	500,000	502,288
3.875%, 12/15/20	500,000	500,620
GE Capital Trust I
6.375%, 11/15/67 (l)	900,000	921,375
General Electric Co.
5.000%, 2/1/13	4,079,000	4,329,447
5.250%, 12/6/17	3,520,000	3,899,540
Harsco Corp.
2.700%, 10/15/15	719,000	721,353
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,523,750
6.875%, 8/15/18	846,000	1,002,535
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,679,694

	Principal Amount	Value (Note 1)

Tyco Electronics Group S.A.
6.000%, 10/1/12	$612,000	$648,932
6.550%, 10/1/17	1,000,000	1,178,248
4.875%, 1/15/21	60,000	62,206
Tyco International Finance S.A.
6.000%, 11/15/13	639,000	706,391
4.125%, 10/15/14	104,000	110,629
3.375%, 10/15/15	269,000	276,639
3.750%, 1/15/18	1,650,000	1,666,500
8.500%, 1/15/19	508,000	643,998
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	250,000	293,927

		22,472,893

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	350,000	351,417
3.900%, 5/27/21	350,000	350,046
Danaher Corp.
1.300%, 6/23/14	295,000	294,829
2.300%, 6/23/16	750,000	749,402
5.625%, 1/15/18	346,000	392,701
5.400%, 3/1/19	500,000	557,657
3.900%, 6/23/21	500,000	498,032
Deere & Co.
4.375%, 10/16/19	439,000	464,793
Dover Corp.
5.450%, 3/15/18	466,000	523,967
4.300%, 3/1/21	500,000	515,610
Eaton Corp.
6.950%, 3/20/19	1,500,000	1,834,509
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	594,347
Pall Corp.
5.000%, 6/15/20	200,000	206,427
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	567,888
Pentair, Inc.
5.000%, 5/15/21	450,000	449,341
Snap-On, Inc.
4.250%, 1/15/18	200,000	207,411

		8,558,377

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	230,061
Equifax, Inc.
4.450%, 12/1/14	269,000	288,277
Verisk Analytics, Inc.
5.800%, 5/1/21	500,000	530,350

		1,048,688

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	948,000	994,665
5.750%, 3/15/18	346,000	392,329
4.700%, 10/1/19	525,000	557,012
3.600%, 9/1/20	1,500,000	1,451,090
Canadian National Railway Co.
4.400%, 3/15/13	1,000,000	1,060,098
5.550%, 3/1/19	1,283,000	1,453,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Canadian Pacific Railway Co.
6.500%, 5/15/18	$159,000	$184,405
7.250%, 5/15/19	600,000	721,010
Con-way, Inc.
7.250%, 1/15/18	500,000	550,063
CSX Corp.
5.750%, 3/15/13	1,000,000	1,075,945
6.250%, 4/1/15	1,069,000	1,223,962
6.250%, 3/15/18	460,000	530,763
7.375%, 2/1/19	693,000	844,727
3.700%, 10/30/20	200,000	192,361
4.250%, 6/1/21	500,000	497,659
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	271,689
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,401,989
5.750%, 4/1/18	346,000	391,709
5.900%, 6/15/19	1,145,000	1,312,793
Ryder System, Inc.
7.200%, 9/1/15	474,000	555,041
3.600%, 3/1/16	439,000	449,807
5.850%, 11/1/16	699,000	786,926
Union Pacific Corp.
5.450%, 1/31/13	1,000,000	1,069,728
5.125%, 2/15/14	500,000	548,913
6.125%, 2/15/20	2,346,000	2,727,396
4.000%, 2/1/21	170,000	172,036

		21,417,876

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 10/1/12	250,000	260,147
8.750%, 5/15/14	300,000	348,868
4.750%, 5/15/15	160,000	169,755
3.500%, 7/15/16	200,000	204,940

		983,710

Total Industrials		120,474,320

Information Technology (1.3%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.625%, 3/14/14	1,700,000	1,716,594
5.500%, 2/22/16	3,214,000	3,654,337
3.150%, 3/14/17	500,000	511,017
4.950%, 2/15/19	2,381,000	2,585,256
4.450%, 1/15/20	1,346,000	1,400,431
Harris Corp.
5.000%, 10/1/15	200,000	219,146
6.375%, 6/15/19	165,000	188,909
4.400%, 12/15/20	1,000,000	1,003,118
Motorola Solutions, Inc.
6.000%, 11/15/17	741,000	843,168
Nokia Oyj
5.375%, 5/15/19	846,000	812,776

		12,934,752

Computers & Peripherals (0.3%)
Dell, Inc.
1.400%, 9/10/13	2,200,000	2,219,021
5.625%, 4/15/14	139,000	154,596
2.300%, 9/10/15	200,000	200,808

	Principal Amount	Value (Note 1)

5.875%, 6/15/19	$769,000	$862,979
Hewlett-Packard Co.
4.500%, 3/1/13	416,000	440,564
1.250%, 9/13/13	5,300,000	5,325,694
4.750%, 6/2/14	1,693,000	1,847,505
2.125%, 9/13/15	300,000	299,483
2.650%, 6/1/16	2,000,000	2,008,402
5.500%, 3/1/18	2,500,000	2,795,778
4.300%, 6/1/21	1,000,000	1,009,777
Lexmark International, Inc.
5.900%, 6/1/13	300,000	319,855

		17,484,462

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	269,000	293,089
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	506,556
6.000%, 4/1/20	304,000	325,100
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,055,940
Corning, Inc.
6.625%, 5/15/19	74,000	86,184
4.250%, 8/15/20	180,000	180,695

		2,447,564

Internet Software & Services (0.0%)
eBay, Inc.
0.875%, 10/15/13	85,000	84,810
1.625%, 10/15/15	700,000	683,992
3.250%, 10/15/20	200,000	186,573
Google, Inc.
1.250%, 5/19/14	850,000	854,069
2.125%, 5/19/16	850,000	852,264
3.625%, 5/19/21	850,000	840,722

		3,502,430

IT Services (0.3%)
Computer Sciences Corp.
5.500%, 3/15/13	700,000	743,609
6.500%, 3/15/18	1,000,000	1,070,952
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,012,149
6.800%, 11/20/17	500,000	577,281
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	563,213
International Business Machines Corp.
4.750%, 11/29/12	208,000	219,845
2.100%, 5/6/13	1,700,000	1,743,329
1.000%, 8/5/13	4,455,000	4,467,817
1.250%, 5/12/14	850,000	851,864
5.700%, 9/14/17	5,539,000	6,439,891
SAIC, Inc.
4.450%, 12/1/20§	200,000	205,740
Western Union Co.
6.500%, 2/26/14	700,000	779,216
5.253%, 4/1/20	1,002,000	1,055,264

		19,730,170

Office Electronics (0.1%)
Xerox Corp.
5.650%, 5/15/13	500,000	538,308
8.250%, 5/15/14	184,000	215,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.250%, 2/15/15	$1,673,000	$1,781,305
6.750%, 2/1/17	1,224,000	1,429,270
6.350%, 5/15/18	803,000	920,444
5.625%, 12/15/19	539,000	590,377
4.500%, 5/15/21	185,000	182,990

		5,658,593

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	373,000	410,834
3.000%, 4/15/16	400,000	409,881
Broadcom Corp.
1.500%, 11/1/13§	500,000	501,165
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	303,867
Maxim Integrated Products, Inc.
3.450%, 6/14/13	269,000	279,352
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,063,147
Texas Instruments, Inc.
0.875%, 5/15/13	500,000	501,029
1.375%, 5/15/14	850,000	853,552
2.375%, 5/16/16	850,000	850,262

		5,173,089

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	280,301
4.750%, 2/1/20	837,000	863,189
CA, Inc.
6.125%, 12/1/14	200,000	224,392
5.375%, 12/1/19	800,000	852,588
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,122,438
Microsoft Corp.
2.950%, 6/1/14	1,837,000	1,941,393
2.500%, 2/8/16	3,000,000	3,069,807
4.200%, 6/1/19	386,000	405,920
3.000%, 10/1/20	500,000	474,393
4.000%, 2/8/21	1,500,000	1,528,959
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,072,851
3.750%, 7/8/14	475,000	509,232
5.250%, 1/15/16	2,766,000	3,121,470
5.750%, 4/15/18	1,304,000	1,492,382
5.000%, 7/8/19	3,500,000	3,820,880
Symantec Corp.
2.750%, 9/15/15	100,000	99,066
4.200%, 9/15/20	1,100,000	1,057,836

		21,937,097

Total Information Technology		88,868,157

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	587,235
Air Products and Chemicals, Inc.
4.375%, 8/21/19	339,000	354,217
Airgas, Inc.
2.850%, 10/1/13	269,000	275,785
3.250%, 10/1/15	700,000	711,978

	Principal Amount	Value (Note 1)

Albemarle Corp.
4.500%, 12/15/20	$500,000	$505,783
Cabot Corp.
5.000%, 10/1/16	339,000	363,401
Cytec Industries, Inc.
8.950%, 7/1/17	500,000	623,415
Dow Chemical Co.
4.850%, 8/15/12	1,000,000	1,044,455
6.000%, 10/1/12	427,000	452,752
7.600%, 5/15/14	747,000	866,248
5.900%, 2/15/15	500,000	561,658
2.500%, 2/15/16	2,310,000	2,293,343
8.550%, 5/15/19	2,205,000	2,843,224
4.250%, 11/15/20	1,690,000	1,649,362
E.I. du Pont de Nemours & Co.
5.000%, 1/15/13	100,000	106,388
5.000%, 7/15/13	2,208,000	2,389,988
1.750%, 3/25/14	1,000,000	1,010,906
3.250%, 1/15/15	1,073,000	1,124,351
1.950%, 1/15/16	1,000,000	986,395
5.250%, 12/15/16	69,000	77,993
6.000%, 7/15/18	1,597,000	1,842,874
5.750%, 3/15/19	500,000	571,678
4.625%, 1/15/20	69,000	72,916
3.625%, 1/15/21	1,500,000	1,456,027
Eastman Chemical Co.
5.500%, 11/15/19	372,000	398,779
Lubrizol Corp.
8.875%, 2/1/19	500,000	650,281
Monsanto Co.
7.375%, 8/15/12	69,000	74,033
5.125%, 4/15/18	769,000	856,325
Mosaic Co.
7.625%, 12/1/16§	831,000	882,938
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,181,682
3.750%, 9/30/15	295,000	313,416
3.250%, 12/1/17	500,000	502,667
6.500%, 5/15/19	760,000	885,988
4.875%, 3/30/20	194,000	205,107
PPG Industries, Inc.
5.750%, 3/15/13	668,000	717,561
1.900%, 1/15/16	650,000	632,919
6.650%, 3/15/18	300,000	352,521
3.600%, 11/15/20	350,000	340,267
Praxair, Inc.
2.125%, 6/14/13	1,669,000	1,711,072
4.625%, 3/30/15	849,000	936,089
4.500%, 8/15/19	700,000	743,731
4.050%, 3/15/21	500,000	510,925
Rohm & Haas Co.
5.600%, 3/15/13	1,554,000	1,664,867
RPM International, Inc.
6.125%, 10/15/19	600,000	642,796
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	393,900
Valspar Corp.
7.250%, 6/15/19	339,000	396,026

		37,766,262

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	400,000	432,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Martin Marietta Materials, Inc.
6.600%, 4/15/18	$300,000	$333,332

		765,646

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	718,303
6.800%, 8/1/19	321,000	369,827
Packaging Corp. of America
5.750%, 8/1/13	411,000	439,101

		1,527,231

Metals & Mining (0.8%)
Alcoa, Inc.
6.000%, 7/15/13	2,008,000	2,179,409
6.750%, 7/15/18	789,000	872,576
5.720%, 2/23/19	300,000	312,038
6.150%, 8/15/20	1,000,000	1,059,384
5.400%, 4/15/21	1,250,000	1,253,860
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	638,599
5.950%, 1/15/21	90,000	95,797
ArcelorMittal S.A.
5.375%, 6/1/13	708,000	753,820
9.000%, 2/15/15	506,000	603,957
3.750%, 8/5/15	2,500,000	2,556,295
6.125%, 6/1/18	774,000	829,014
9.850%, 6/1/19	898,000	1,138,422
5.250%, 8/5/20	1,500,000	1,483,099
5.500%, 3/1/21	1,500,000	1,502,342
Barrick Gold Corp.
1.750%, 5/30/14§	450,000	450,869
2.900%, 5/30/16§	800,000	799,371
6.950%, 4/1/19	1,923,000	2,286,112
Barrick N.A. Finance LLC
4.400%, 5/30/21§	750,000	746,521
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	248,000	265,058
5.500%, 4/1/14	2,046,000	2,276,760
7.250%, 3/1/16	598,000	723,851
5.400%, 3/29/17	139,000	158,029
6.500%, 4/1/19	2,046,000	2,448,285
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	700,000	757,864
4.800%, 10/1/20	143,000	143,753
Commercial Metals Co.
6.500%, 7/15/17	300,000	320,705
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	2,893,000	3,160,602
Newmont Mining Corp.
5.125%, 10/1/19	928,000	996,678
Nucor Corp.
5.750%, 12/1/17	708,000	819,100
5.850%, 6/1/18	700,000	799,208
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	530,766
5.000%, 6/1/15	1,000,000	1,100,446
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,162,444
1.875%, 11/2/15	4,000,000	3,942,240
2.500%, 5/20/16	600,000	601,169
6.500%, 7/15/18	920,000	1,074,475

	Principal Amount	Value (Note 1)

9.000%, 5/1/19	$487,000	$645,295
3.500%, 11/2/20	1,000,000	957,007
4.125%, 5/20/21	1,250,000	1,241,638
Southern Copper Corp.
5.375%, 4/16/20	118,000	120,868
Teck Resources Ltd.
9.750%, 5/15/14	500,000	605,241
3.850%, 8/15/17	3,000,000	3,046,143
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,744,403
5.625%, 9/15/19	500,000	533,629
4.625%, 9/15/20	1,500,000	1,491,807
WMC Finance USA Ltd.
5.125%, 5/15/13	500,000	539,078
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	560,257

		53,328,284

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,587,038
International Paper Co.
5.300%, 4/1/15	1,009,000	1,103,466
7.950%, 6/15/18	1,744,000	2,076,570
9.375%, 5/15/19	500,000	638,508

		5,405,582

Total Materials		98,793,005

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
4.950%, 1/15/13	4,608,000	4,884,581
6.700%, 11/15/13	1,000,000	1,121,387
4.850%, 2/15/14	846,000	918,898
5.100%, 9/15/14	768,000	843,987
2.500%, 8/15/15	4,500,000	4,558,550
2.950%, 5/15/16	1,100,000	1,114,062
5.625%, 6/15/16	416,000	471,581
5.500%, 2/1/18	3,700,000	4,126,710
5.800%, 2/15/19	1,589,000	1,792,950
4.450%, 5/15/21	1,000,000	1,017,670
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,730,768
British Telecommunications plc
5.150%, 1/15/13	800,000	848,172
5.950%, 1/15/18	1,000,000	1,104,483
CenturyLink, Inc.
6.450%, 6/15/21	1,000,000	988,569
Series Q 6.150%, 9/15/19	500,000	502,882
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,046,000	1,128,091
4.875%, 7/8/14	1,423,000	1,553,083
6.750%, 8/20/18	1,500,000	1,769,868
6.000%, 7/8/19	750,000	856,414
Embarq Corp.
7.082%, 6/1/16	2,804,000	3,116,982
France Telecom S.A.
4.375%, 7/8/14	846,000	916,178
2.125%, 9/16/15	1,000,000	998,311
5.375%, 7/8/19	1,000,000	1,118,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Qwest Corp.
7.500%, 10/1/14	$557,000	$624,536
8.375%, 5/1/16	1,364,000	1,609,520
6.500%, 6/1/17	750,000	813,750
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,273,000	1,336,361
6.175%, 6/18/14	1,960,000	2,109,117
5.250%, 10/1/15	1,416,000	1,472,108
6.999%, 6/4/18	1,000,000	1,093,681
7.175%, 6/18/19	690,000	761,819
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	2,000,000	2,020,688
4.949%, 1/15/15	320,000	340,525
3.729%, 4/27/15	370,000	376,726
3.992%, 2/16/16	2,955,000	2,989,051
6.421%, 6/20/16	346,000	386,323
6.221%, 7/3/17	473,000	521,411
5.877%, 7/15/19	425,000	446,290
5.134%, 4/27/20	629,000	623,508
5.462%, 2/16/21	2,210,000	2,243,541
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,054,142
Verizon Communications, Inc.
7.375%, 9/1/12	471,000	506,541
4.350%, 2/15/13	3,000,000	3,157,692
5.250%, 4/15/13	693,000	744,103
1.950%, 3/28/14	2,500,000	2,540,693
5.550%, 2/15/16	2,930,000	3,300,709
5.500%, 2/15/18	1,611,000	1,791,728
6.100%, 4/15/18	208,000	238,357
8.750%, 11/1/18	3,000,000	3,903,315
6.350%, 4/1/19	1,846,000	2,144,325
4.600%, 4/1/21	1,500,000	1,547,691
Virgin Media Secured Finance plc
5.250%, 1/15/21§	1,500,000	1,597,370

		79,778,761

Wireless Telecommunication Services (0.4%)
Alltel Corp.
7.000%, 7/1/12	300,000	318,249
America Movil S.A.B. de C.V.
5.625%, 11/15/17	2,280,000	2,558,500
5.000%, 3/30/20	2,086,000	2,176,113
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,949,697
7.000%, 10/15/17	250,000	281,938
5.050%, 9/1/20	771,000	759,413
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	4,693,000	5,172,765
8.500%, 11/15/18	2,120,000	2,752,954
Rogers Communications, Inc.
6.375%, 3/1/14	2,000,000	2,243,130
6.800%, 8/15/18	1,116,000	1,316,846
Vodafone Group plc
5.000%, 12/16/13	208,000	226,324
4.150%, 6/10/14	777,000	833,674
5.000%, 9/15/15	3,000,000	3,307,035
5.625%, 2/27/17	1,916,000	2,146,974
4.625%, 7/15/18	80,000	84,247

	Principal Amount	Value (Note 1)

5.450%, 6/10/19	$1,139,000	$1,265,912

		27,393,771

Total Telecommunication Services		107,172,532

Utilities (1.9%)
Electric Utilities (1.4%)
Alabama Power Co.
5.800%, 11/15/13	1,000,000	1,106,750
Series Q
5.500%, 10/15/17	35,000	39,954
Ameren Illinois Co.
9.750%, 11/15/18	1,000,000	1,314,051
Appalachian Power Co.
Series O
5.650%, 8/15/12	500,000	524,160
Arizona Public Service Co.
5.800%, 6/30/14	1,000,000	1,111,361
8.750%, 3/1/19	461,000	591,863
Baltimore Gas & Electric Co.
6.125%, 7/1/13	346,000	378,306
Carolina Power & Light Co.
5.300%, 1/15/19	1,500,000	1,674,305
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	846,000	967,259
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	765,397
Columbus Southern Power Co.
5.500%, 3/1/13	208,000	222,430
Commonwealth Edison Co.
1.625%, 1/15/14	300,000	302,115
5.950%, 8/15/16	500,000	571,471
6.150%, 9/15/17	940,000	1,087,897
4.000%, 8/1/20	271,000	268,390
Connecticut Light & Power Co.
Series 09-A
5.500%, 2/1/19	500,000	562,161
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	598,108
4.450%, 6/15/20	1,500,000	1,567,740
Series 02-B
4.875%, 2/1/13	922,000	977,565
7.125%, 12/1/18	943,000	1,160,179
Consumers Energy Co.
6.700%, 9/15/19	2,096,000	2,514,085
Dayton Power & Light Co.
5.125%, 10/1/13	1,000,000	1,084,126
Detroit Edison Co.
6.400%, 10/1/13	500,000	556,653
5.600%, 6/15/18	250,000	278,710
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,109,306
7.000%, 11/15/18	346,000	422,485
Duke Energy Corp.
5.650%, 6/15/13	416,000	451,127
6.300%, 2/1/14	500,000	558,381
3.350%, 4/1/15	1,469,000	1,525,652
5.050%, 9/15/19	300,000	322,713
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	53,899
6.050%, 6/15/16	500,000	570,359

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.750%, 7/15/20	$1,000,000	$991,827
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,088,000	1,151,831
5.450%, 4/1/19	500,000	560,941
Edison International
3.750%, 9/15/17	500,000	502,260
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	948,876
Entergy Corp.
3.625%, 9/15/15	1,000,000	1,015,846
5.125%, 9/15/20	500,000	495,162
Entergy Texas, Inc.
7.125%, 2/1/19	500,000	586,610
Exelon Corp.
4.900%, 6/15/15	243,000	261,285
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	541,169
6.200%, 10/1/17	596,000	672,353
5.200%, 10/1/19	2,000,000	2,087,206
FirstEnergy Solutions Corp.
4.800%, 2/15/15	139,000	149,132
Florida Power & Light Co.
5.550%, 11/1/17	500,000	584,887
Florida Power Corp.
4.800%, 3/1/13	55,000	58,543
5.650%, 6/15/18	346,000	394,733
4.550%, 4/1/20	135,000	141,866
Series A
5.800%, 9/15/17	1,000,000	1,162,185
Georgia Power Co.
1.300%, 9/15/13	1,000,000	1,006,593
6.000%, 11/1/13	1,000,000	1,109,573
5.400%, 6/1/18	1,000,000	1,124,849
4.250%, 12/1/19	307,000	320,037
Great Plains Energy, Inc.
2.750%, 8/15/13	750,000	767,095
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,462,328
2.000%, 6/30/16	1,000,000	985,252
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,307,129
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,681,884
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	570,050
Series 09A
7.150%, 4/1/19	500,000	598,056
Kentucky Utilities Co.
1.625%, 11/1/15§	1,000,000	971,701
LG&E and KU Energy LLC
3.750%, 11/15/20§	1,000,000	942,603
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	602,658
MidAmerican Energy Co.
4.650%, 10/1/14	1,500,000	1,644,189
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	156,000	159,742
5.875%, 10/1/12	416,000	441,142
5.750%, 4/1/18	750,000	843,356
Series D
5.000%, 2/15/14	170,000	184,295

	Principal Amount	Value (Note 1)

Nevada Power Co.
6.500%, 8/1/18	$1,208,000	$1,412,740
7.125%, 3/15/19	500,000	596,764
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	1,185,000	1,211,356
7.875%, 12/15/15	200,000	239,181
6.000%, 3/1/19	846,000	941,918
Northern States Power Co.
1.950%, 8/15/15	1,169,000	1,163,624
5.250%, 3/1/18	1,208,000	1,344,725
NSTAR
4.500%, 11/15/19	269,000	278,309
NSTAR Electric Co.
5.625%, 11/15/17	750,000	862,369
Ohio Power Co.
6.000%, 6/1/16	1,000,000	1,146,750
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	500,000	545,332
5.000%, 9/30/17	1,000,000	1,082,308
6.800%, 9/1/18	500,000	584,343
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	558,040
4.800%, 3/1/14	750,000	815,348
5.625%, 11/30/17	1,500,000	1,702,722
8.250%, 10/15/18	693,000	889,482
3.500%, 10/1/20	1,500,000	1,425,981
PacifiCorp
5.650%, 7/15/18	346,000	394,098
5.500%, 1/15/19	300,000	337,110
Peco Energy Co.
5.000%, 10/1/14	1,000,000	1,103,785
Portland General Electric Co.
6.100%, 4/15/19	373,000	432,763
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	567,382
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	560,592
6.500%, 5/1/18	69,000	77,850
Progress Energy, Inc.
6.050%, 3/15/14	1,000,000	1,115,066
7.050%, 3/15/19	1,000,000	1,199,567
PSEG Power LLC
2.500%, 4/15/13	202,000	205,719
5.125%, 4/15/20	1,175,000	1,233,061
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	38,495
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	55,246
4.400%, 2/1/21	150,000	151,656
Public Service Electric & Gas Co.
5.375%, 9/1/13	208,000	227,119
6.330%, 11/1/13	1,500,000	1,674,918
5.300%, 5/1/18	596,000	666,763
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	542,285
South Carolina Electric & Gas Co.
6.500%, 11/1/18	1,000,000	1,180,987
Southern California Edison Co.
5.750%, 3/15/14	916,000	1,024,751
5.500%, 8/15/18	500,000	568,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Southern Co.
4.150%, 5/15/14	$302,000	$323,514
Southern Natural Gas Co.
5.900%, 4/1/17§	846,000	961,608
Southern Power Co.
Series D
4.875%, 7/15/15	1,000,000	1,091,721
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	283,246
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	641,301
Tampa Electric Co.
6.100%, 5/15/18	194,000	222,749
Toledo Edison Co.
7.250%, 5/1/20	585,000	704,878
TransAlta Corp.
4.750%, 1/15/15	1,600,000	1,708,626
UIL Holdings Corp.
4.625%, 10/1/20	500,000	487,710
Union Electric Co.
6.700%, 2/1/19	881,000	1,034,501
Virginia Electric & Power Co.
5.400%, 4/30/18	1,000,000	1,120,208
Series A
4.750%, 3/1/13	208,000	220,946
5.400%, 1/15/16	930,000	1,056,776
Series B
5.000%, 6/30/19	774,000	839,766
Westar Energy, Inc.
5.100%, 7/15/20	500,000	537,086
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	701,495
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	293,906

		97,657,646

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	650,000	829,177
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	582,856
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	508,000	564,721
6.000%, 5/15/18	346,000	388,055
4.500%, 1/15/21§	1,135,000	1,143,040
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	201,271
El Paso Natural Gas Co.
5.950%, 4/15/17	500,000	565,838
Oneok, Inc.
5.200%, 6/15/15	500,000	547,081
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	750,000	856,246
Questar Corp.
2.750%, 2/1/16	125,000	126,654
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,386,995

		7,191,934

	Principal Amount	Value (Note 1)

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	$500,000	$532,105
5.150%, 12/1/20	500,000	512,409
Tennessee Valley Authority
4.750%, 8/1/13	2,000,000	2,167,198
5.500%, 7/18/17	2,894,000	3,380,664
3.875%, 2/15/21	1,830,000	1,879,807

		8,472,183

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	282,992
Ameren Corp.
8.875%, 5/15/14	970,000	1,123,768
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	572,069
Dominion Resources, Inc.
5.700%, 9/17/12	300,000	317,123
5.000%, 12/1/14	208,000	229,363
5.150%, 7/15/15	271,000	300,340
2.250%, 9/1/15	1,500,000	1,496,023
6.000%, 11/30/17	941,000	1,085,472
8.875%, 1/15/19	346,000	447,929
5.200%, 8/15/19	316,000	344,125
7.500%, 6/30/66 (l)	200,000	211,250
Series A
5.600%, 11/15/16	280,000	317,005
DTE Energy Co.
7.625%, 5/15/14	1,152,000	1,329,720
6.350%, 6/1/16	208,000	241,219
Integrys Energy Group, Inc.
6.110%, 12/1/66 (l)	200,000	197,750
National Grid plc
6.300%, 8/1/16	846,000	971,778
NiSource Finance Corp.
5.400%, 7/15/14	500,000	549,639
6.400%, 3/15/18	1,250,000	1,416,049
6.800%, 1/15/19	1,460,000	1,694,452
5.450%, 9/15/20	69,000	72,674
PG&E Corp.
5.750%, 4/1/14	500,000	551,917
SCANA Corp.
6.250%, 4/1/20	200,000	222,621
Sempra Energy
6.000%, 2/1/13	208,000	222,984
6.500%, 6/1/16	409,000	473,659
9.800%, 2/15/19	1,000,000	1,341,407
Veolia Environnement S.A.
6.000%, 6/1/18	1,067,000	1,204,255
Wisconsin Energy Corp.
6.250%, 5/15/67 (l)	530,000	533,312
Xcel Energy, Inc.
4.700%, 5/15/20	1,000,000	1,039,772

		18,790,667

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	521,012

Total Utilities		132,633,442

Total Corporate Bonds		2,043,560,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Government Securities (69.0%)
Agency ABS (5.0%)
Federal Farm Credit Bank
0.400%, 11/2/12	$400,000	$400,079
1.750%, 2/21/13	2,000,000	2,039,244
1.375%, 6/25/13	500,000	509,152
0.875%, 10/28/13	400,000	400,037
1.200%, 2/11/14	1,500,000	1,501,430
1.125%, 2/27/14	4,000,000	4,032,456
Federal Home Loan Bank
1.125%, 5/18/12	1,000	1,007
0.875%, 8/22/12	4,500,000	4,526,708
1.750%, 8/22/12	9,386,000	9,535,190
4.500%, 11/15/12	6,386,000	6,737,498
0.500%, 11/16/12	1,500,000	1,501,764
1.750%, 12/14/12	1,000,000	1,018,752
1.500%, 1/16/13	2,000,000	2,032,508
1.625%, 3/20/13	10,346,000	10,552,372
1.000%, 5/17/13	1,500,000	1,503,878
0.700%, 5/22/13	1,000,000	999,487
1.875%, 6/21/13	7,346,000	7,543,262
0.700%, 6/28/13	1,200,000	1,198,596
1.250%, 8/16/13	400,000	400,456
4.500%, 9/16/13	5,000,000	5,425,925
0.875%, 10/28/13	2,200,000	2,200,972
0.800%, 11/18/13	2,000,000	2,001,776
1.000%, 11/18/13	1,000,000	1,001,240
0.875%, 11/22/13	2,400,000	2,402,563
1.050%, 11/25/13	1,200,000	1,203,749
1.100%, 12/6/13	2,400,000	2,400,257
0.875%, 12/27/13	2,000,000	2,007,754
1.375%, 5/28/14	5,750,000	5,826,463
1.000%, 8/22/14	400,000	399,432
2.000%, 12/9/14	2,400,000	2,417,270
2.750%, 12/12/14	5,000,000	5,260,340
1.550%, 11/18/15	400,000	393,981
2.150%, 10/26/16	400,000	395,512
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12	10,000,000	10,079,570
1.000%, 8/28/12	5,000,000	5,037,365
0.750%, 10/26/12	400,000	400,116
0.750%, 11/23/12	1,000,000	1,000,520
1.375%, 1/9/13	1,386,000	1,406,345
1.125%, 1/14/13	1,346,000	1,346,389
0.875%, 2/15/13	400,000	400,287
1.625%, 4/15/13	10,000,000	10,206,470
0.700%, 4/29/13	200,000	200,082
0.625%, 5/23/13	1,000,000	1,000,713
1.000%, 5/24/13	800,000	800,880
0.750%, 6/7/13	1,200,000	1,200,674
0.780%, 6/7/13	3,000,000	3,002,280
4.000%, 6/12/13	5,000,000	5,308,565
1.250%, 7/25/13	500,000	500,302
1.125%, 8/22/13	200,000	200,225
1.150%, 10/7/13	2,000,000	2,004,864
1.375%, 10/18/13	1,000,000	1,002,968
1.125%, 10/25/13	2,500,000	2,501,490
0.875%, 10/28/13	10,000,000	10,046,050
1.400%, 11/18/13	539,000	539,736
1.050%, 11/26/13	1,500,000	1,501,709
1.000%, 12/9/13	2,200,000	2,204,145
1.050%, 12/9/13	3,000,000	3,004,971
1.625%, 1/21/14	269,000	269,187

	Principal Amount	Value (Note 1)

1.000%, 1/27/14	$400,000	$399,929
1.375%, 2/3/14	2,000,000	2,001,734
1.500%, 2/11/14	800,000	801,009
1.375%, 2/25/14	5,000,000	5,073,155
1.450%, 4/11/14	1,000,000	1,002,999
1.625%, 4/18/14	2,000,000	2,007,242
1.200%, 4/28/14	400,000	400,233
1.250%, 5/23/14	1,200,000	1,203,343
1.350%, 5/23/14	1,500,000	1,504,758
1.300%, 6/2/14	1,200,000	1,203,082
1.375%, 6/2/14	1,200,000	1,201,646
1.125%, 6/30/14	600,000	597,442
5.000%, 11/13/14	1,000,000	1,124,682
1.500%, 11/25/14	4,000,000	4,009,220
1.625%, 11/26/14	1,200,000	1,202,284
1.750%, 11/26/14	1,500,000	1,502,934
1.625%, 12/9/14	1,200,000	1,202,084
1.350%, 1/6/15	600,000	596,634
2.875%, 2/9/15	5,020,000	5,286,140
1.500%, 7/13/15	600,000	591,565
2.250%, 8/12/15	569,000	570,463
2.000%, 8/25/15	269,000	268,601
2.125%, 8/25/15	539,000	540,652
1.750%, 9/10/15	5,000,000	5,020,785
1.750%, 11/17/15	3,000,000	2,977,914
1.750%, 11/23/15	1,000,000	989,629
2.250%, 12/21/15	400,000	403,350
4.750%, 1/19/16	3,500,000	3,943,457
2.500%, 5/25/16	1,500,000	1,507,329
Federal National Mortgage Association
0.625%, 9/24/12	5,000,000	5,019,125
0.500%, 10/30/12	10,000,000	10,016,300
0.550%, 11/1/12	2,000,000	2,001,990
0.375%, 12/28/12	10,000,000	10,002,280
1.000%, 1/7/13	400,000	400,040
0.930%, 1/18/13	1,000,000	1,000,211
1.800%, 2/8/13	400,000	400,645
1.750%, 2/22/13	6,386,000	6,519,167
0.750%, 2/26/13	5,000,000	5,025,855
1.750%, 5/7/13	5,600,000	5,725,826
1.500%, 6/26/13	1,000,000	1,019,980
1.375%, 7/19/13	1,346,000	1,346,676
1.250%, 7/29/13	1,077,000	1,077,843
0.500%, 8/9/13	10,000,000	9,987,250
1.125%, 9/17/13	1,000,000	1,011,289
1.000%, 9/23/13	8,000,000	8,064,000
1.200%, 9/27/13	808,000	809,657
1.125%, 9/30/13	2,079,000	2,102,087
1.125%, 10/8/13	2,539,000	2,566,891
1.000%, 10/15/13	539,000	540,884
0.750%, 10/25/13	400,000	400,502
0.875%, 11/4/13	500,000	499,352
0.800%, 11/29/13	400,000	400,784
1.000%, 11/29/13	2,000,000	2,004,784
0.750%, 12/18/13	15,000,000	14,997,810
1.300%, 12/30/13	400,000	401,885
1.500%, 12/30/13	400,000	401,923
1.400%, 1/6/14	400,000	400,059
1.450%, 1/24/14	2,000,000	2,012,582
1.375%, 1/27/14	800,000	804,158
1.550%, 1/27/14	500,000	502,705
1.350%, 2/24/14	539,000	546,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.500%, 2/25/14	$800,000	$801,421
1.700%, 2/25/14	400,000	400,841
1.250%, 2/27/14	5,000,000	5,062,695
1.000%, 4/25/14	1,000,000	999,619
1.800%, 6/2/14	200,000	200,461
1.750%, 7/14/14	500,000	500,274
1.550%, 8/12/14	539,000	539,614
1.750%, 8/18/14	269,000	269,467
1.250%, 10/28/14	400,000	398,557
5.000%, 3/2/15	1,000,000	1,129,588
2.375%, 7/28/15	5,000,000	5,147,660
2.150%, 8/4/15	269,000	272,151
2.000%, 8/5/15	539,000	540,053
2.125%, 8/5/15	269,000	269,498
2.000%, 8/24/15	539,000	540,580
2.000%, 9/21/15	400,000	405,066
1.875%, 10/15/15	339,000	339,819
1.625%, 10/26/15	5,000,000	4,978,425
1.550%, 10/27/15	400,000	396,982
1.520%, 10/28/15	200,000	197,093
1.650%, 10/29/15	500,000	494,083
1.625%, 11/9/15	200,000	195,692
1.750%, 11/17/15	2,000,000	1,989,628
1.500%, 11/23/15	800,000	787,808
2.000%, 11/30/15	400,000	399,560
2.000%, 3/28/16	269,000	268,091
2.375%, 4/11/16	5,000,000	5,104,075
2.250%, 6/6/16	1,200,000	1,199,486
2.150%, 6/28/16	600,000	597,353
2.200%, 7/5/16	600,000	594,700
2.350%, 9/23/16	269,000	269,851
6.000%, 3/9/20	200,000	202,067
Financing Corp.
10.700%, 10/6/17	1,200,000	1,752,913

		339,327,514

Foreign Governments (2.6%)
Canadian Government Bond
2.375%, 9/10/14	2,485,000	2,585,819
Council of Europe Development Bank
2.750%, 2/10/15	500,000	522,929
2.625%, 2/16/16	1,500,000	1,545,874
Development Bank of Japan
5.125%, 2/1/17	1,000,000	1,138,725
Egypt Government AID Bonds
4.450%, 9/15/15	1,000,000	1,110,850
Export-Import Bank of Korea
8.125%, 1/21/14	2,039,000	2,330,834
5.875%, 1/14/15	800,000	877,255
4.125%, 9/9/15	2,650,000	2,758,995
5.125%, 6/29/20	500,000	505,987
4.000%, 1/29/21	1,500,000	1,380,789
Federative Republic of Brazil
10.250%, 6/17/13	1,693,000	1,997,740
7.875%, 3/7/15	2,000,000	2,417,000
6.000%, 1/17/17	3,000,000	3,505,500
8.000%, 1/15/18	2,338,778	2,812,380
5.875%, 1/15/19	2,500,000	2,893,750
8.875%, 10/14/19	554,000	760,365
4.875%, 1/22/21	1,500,000	1,604,250
Japan Finance Corp.
1.500%, 7/6/12	700,000	702,546

	Principal Amount	Value (Note 1)

2.125%, 11/5/12	$5,500,000	$5,588,429
4.250%, 6/18/13	416,000	443,452
2.875%, 2/2/15	2,500,000	2,636,542
2.500%, 1/21/16	2,000,000	2,018,520
2.500%, 5/18/16	1,000,000	1,008,040
Japan Finance Organization for Municipalities
4.625%, 4/21/15	1,500,000	1,658,088
5.000%, 5/16/17	1,000,000	1,130,398
4.000%, 1/13/21	600,000	607,742
People’s Republic of China
4.750%, 10/29/13	1,000,000	1,080,877
Province of British Columbia
2.850%, 6/15/15	1,724,000	1,808,224
2.100%, 5/18/16	1,000,000	1,004,753
Province of Manitoba
2.125%, 4/22/13	5,500,000	5,647,978
1.375%, 4/28/14	300,000	302,776
4.900%, 12/6/16	650,000	734,993
Province of Nova Scotia
5.125%, 1/26/17	1,233,000	1,402,155
Province of Ontario
5.125%, 7/17/12	75,000	78,565
1.875%, 11/19/12	2,000,000	2,036,190
3.500%, 7/15/13	1,000,000	1,055,266
1.375%, 1/27/14	6,000,000	6,035,442
4.100%, 6/16/14	2,193,000	2,375,280
2.950%, 2/5/15	2,000,000	2,097,254
2.700%, 6/16/15	6,000,000	6,225,606
5.450%, 4/27/16	700,000	802,101
2.300%, 5/10/16	2,000,000	2,010,308
4.950%, 11/28/16	416,000	469,135
4.000%, 10/7/19	777,000	807,340
4.400%, 4/14/20	5,000,000	5,303,000
Province of Quebec
4.875%, 5/5/14	416,000	459,643
4.600%, 5/26/15	1,270,000	1,409,680
5.125%, 11/14/16	1,520,000	1,732,940
4.625%, 5/14/18	1,416,000	1,562,284
3.500%, 7/29/20	1,500,000	1,485,255
Republic of Chile
5.500%, 1/15/13	996,000	1,060,242
3.875%, 8/5/20	400,000	402,400
Republic of Colombia
8.250%, 12/22/14	1,500,000	1,815,750
7.375%, 1/27/17	1,500,000	1,840,500
7.375%, 3/18/19	2,500,000	3,116,250
Republic of Hungary
4.750%, 2/3/15	1,500,000	1,541,250
6.250%, 1/29/20	1,500,000	1,584,000
6.375%, 3/29/21	2,750,000	2,901,250
Republic of Italy
2.125%, 10/5/12	2,000,000	2,017,972
4.375%, 6/15/13	693,000	731,050
2.125%, 9/16/13	1,500,000	1,517,063
4.500%, 1/21/15	3,002,000	3,194,815
3.125%, 1/26/15	5,000,000	5,090,255
5.250%, 9/20/16	1,901,000	2,061,068
5.375%, 6/12/17	2,500,000	2,713,680
Republic of Korea
4.250%, 6/1/13	500,000	524,776
5.750%, 4/16/14	2,346,000	2,582,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.875%, 9/22/14	$545,000	$590,031
7.125%, 4/16/19	2,046,000	2,456,258
Republic of Panama
5.200%, 1/30/20	943,000	1,034,471
Republic of Peru
8.375%, 5/3/16	1,220,000	1,503,650
7.125%, 3/30/19	3,709,000	4,461,927
Republic of Poland
6.250%, 7/3/12	500,000	526,050
5.250%, 1/15/14	500,000	540,650
3.875%, 7/16/15	1,943,000	2,009,062
5.000%, 10/19/15	1,193,000	1,291,423
6.375%, 7/15/19	2,923,000	3,339,409
Republic of South Africa
6.500%, 6/2/14	500,000	560,750
6.875%, 5/27/19	1,745,000	2,080,913
5.500%, 3/9/20	3,000,000	3,277,500
State of Israel
4.625%, 6/15/13	300,000	317,718
5.125%, 3/1/14	1,069,000	1,157,952
5.500%, 11/9/16	464,000	519,795
5.125%, 3/26/19	1,387,000	1,484,753
United Mexican States
6.375%, 1/16/13	208,000	224,120
5.875%, 2/17/14	5,020,000	5,564,670
6.625%, 3/3/15	474,000	550,314
5.625%, 1/15/17	4,336,000	4,927,864
5.950%, 3/19/19	1,693,000	1,942,717
8.125%, 12/30/19	1,458,000	2,026,620
5.125%, 1/15/20	3,000,000	3,240,000

		174,793,596

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	4,000	4,299
7.043%, 4/1/50	4,000	4,380
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	4,000	4,139
City & County of Denver, Colorado
5.650%, 8/1/30	4,000	4,084
City of Chicago, Illinois
6.845%, 1/1/38	2,000	2,051
6.395%, 1/1/40	4,000	4,158
Clark County, Nevada Airport
6.881%, 7/1/42	4,000	4,092
Los Angeles, California Community College District
6.750%, 8/1/49	4,000	4,556
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	204,000	210,289
Municipal Electric Authority of Georgia
6.637%, 4/1/57	2,000	1,917
7.055%, 4/1/57	4,000	3,738
New York City Municipal Water Finance Authority
5.724%, 6/15/42	2,000	2,070
6.011%, 6/15/42	4,000	4,385
New York City Transitional Finance Authority
5.508%, 8/1/37	8,000	8,084

	Principal Amount	Value (Note 1)

New York State Urban Development Corp.
5.770%, 3/15/39	$2,000	$2,086
Ohio State University
4.910%, 6/1/40	4,000	3,800
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	1,000	959
5.561%, 12/1/49	3,000	2,823
Puerto Rico Commonwealth Government Development Bank
3.670%, 5/1/14	1,000,000	999,700
4.704%, 5/1/16	1,000,000	1,003,820
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	2,000	1,851
San Diego County, California Water Authority
6.138%, 5/1/49	4,000	4,251
State of California
4.850%, 10/1/14	500,000	533,080
5.450%, 4/1/15	250,000	271,945
3.950%, 11/1/15	1,250,000	1,301,638
5.950%, 4/1/16	35,000	38,934
5.750%, 3/1/17	200,000	217,868
6.200%, 3/1/19	200,000	218,344
6.200%, 10/1/19	400,000	439,004
State of Illinois
3.321%, 1/1/13	269,000	273,861
4.071%, 1/1/14	269,000	278,006
4.421%, 1/1/15	269,000	275,112
4.961%, 3/1/16	3,400,000	3,514,920
5.665%, 3/1/18	4,000,000	4,149,280
State of New York
5.206%, 10/1/31	4,000	3,865

		13,797,389

Supranational (2.6%)
African Development Bank
1.750%, 10/1/12	300,000	304,579
3.000%, 5/27/14	1,193,000	1,258,731
6.875%, 10/15/15	200,000	237,279
2.500%, 3/15/16	2,000,000	2,057,300
Asian Development Bank
1.625%, 7/15/13	5,000,000	5,093,340
2.750%, 5/21/14	3,100,000	3,245,241
0.875%, 6/10/14	715,000	712,427
4.250%, 10/20/14	416,000	456,698
2.500%, 3/15/16	2,500,000	2,574,115
5.500%, 6/27/16	3,646,000	4,252,100
Corp. Andina de Fomento
3.750%, 1/15/16	2,000,000	2,027,688
5.750%, 1/12/17	346,000	380,792
8.125%, 6/4/19	979,000	1,194,145
Eksportfinans ASA
3.000%, 11/17/14	500,000	523,836
5.500%, 5/25/16	3,402,000	3,887,598
5.500%, 6/26/17	1,000,000	1,153,651
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	421,951
2.750%, 4/20/15	700,000	736,539
2.500%, 3/15/16	3,500,000	3,601,864
European Investment Bank
1.750%, 9/14/12	2,693,000	2,732,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.625%, 3/15/13	$3,000,000	$3,049,377
2.875%, 3/15/13	2,000,000	2,075,878
3.250%, 5/15/13	693,000	725,714
4.250%, 7/15/13	3,109,000	3,329,204
1.250%, 9/17/13	10,000,000	10,104,200
2.375%, 3/14/14	3,000,000	3,107,895
3.000%, 4/8/14	7,693,000	8,088,582
1.500%, 5/15/14	2,500,000	2,526,993
4.625%, 5/15/14	3,760,000	4,131,063
3.125%, 6/4/14	1,346,000	1,423,662
2.875%, 1/15/15	1,693,000	1,781,171
2.750%, 3/23/15	1,500,000	1,570,389
1.375%, 10/20/15	6,000,000	5,935,848
4.875%, 2/16/16	2,018,000	2,275,438
2.250%, 3/15/16	7,000,000	7,097,720
5.125%, 9/13/16	2,000,000	2,286,548
4.875%, 1/17/17	2,471,000	2,799,999
5.125%, 5/30/17	3,401,000	3,906,555
2.875%, 9/15/20	2,250,000	2,163,305
4.000%, 2/16/21	2,000,000	2,081,292
Export Development Canada
1.750%, 9/24/12	1,193,000	1,214,068
3.500%, 5/16/13	1,916,000	2,019,964
2.250%, 5/28/15	2,500,000	2,576,420
Inter-American Development Bank
4.375%, 9/20/12	416,000	435,746
4.750%, 10/19/12	1,193,000	1,258,626
1.750%, 10/22/12	2,000,000	2,033,604
3.500%, 3/15/13	693,000	727,511
3.000%, 4/22/14	6,500,000	6,878,170
2.250%, 7/15/15	1,000,000	1,022,338
5.125%, 9/13/16	2,275,000	2,610,037
4.250%, 9/10/18	1,467,000	1,616,741
3.875%, 9/17/19	1,000,000	1,066,960
3.875%, 2/14/20	2,693,000	2,853,974
International Bank for Reconstruction & Development
1.750%, 7/15/13	5,000,000	5,124,630
3.500%, 10/8/13	2,500,000	2,662,543
0.750%, 11/29/13	2,000,000	2,001,020
1.375%, 2/10/14	2,000,000	2,011,050
1.125%, 8/25/14	1,000,000	1,005,532
2.375%, 5/26/15	3,500,000	3,615,770
2.125%, 3/15/16	6,000,000	6,087,678
5.000%, 4/1/16	916,000	1,042,470
9.250%, 7/15/17	599,000	820,365
International Finance Corp.
3.500%, 5/15/13	1,300,000	1,373,332
3.000%, 4/22/14	2,428,000	2,566,607
2.125%, 11/17/17	5,000,000	4,910,010
Korea Development Bank
5.300%, 1/17/13	1,516,000	1,595,857
5.750%, 9/10/13	70,000	75,963
8.000%, 1/23/14	2,500,000	2,845,517
4.375%, 8/10/15	615,000	645,518
3.250%, 3/9/16	100,000	99,709
Nordic Investment Bank
1.625%, 1/28/13	500,000	508,359
3.625%, 6/17/13	416,000	439,774
2.625%, 10/6/14	1,300,000	1,359,103
2.250%, 3/15/16	1,500,000	1,526,938

	Principal Amount	Value (Note 1)

5.000%, 2/1/17	$1,567,000	$1,790,661
North American Development Bank
4.375%, 2/11/20	500,000	520,631
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	529,759
1.750%, 10/20/15	2,230,000	2,213,804
5.125%, 3/1/17	458,000	518,492

		181,518,954

U.S. Government Agencies (5.1%)
Federal Farm Credit Bank
1.875%, 12/7/12	4,808,000	4,909,223
2.625%, 4/17/14	743,000	778,767
3.000%, 9/22/14	1,000,000	1,060,207
5.125%, 8/25/16	485,000	556,924
4.875%, 1/17/17	4,895,000	5,570,887
Federal Home Loan Bank
2.250%, 4/13/12	1,000	1,015
1.875%, 6/20/12	1,000	1,015
2.000%, 9/14/12	1,000,000	1,019,619
1.625%, 11/21/12	3,450,000	3,508,792
3.375%, 2/27/13	10,000,000	10,482,510
3.875%, 6/14/13	5,000,000	5,326,435
5.125%, 8/14/13	3,901,000	4,278,063
4.000%, 9/6/13	1,229,000	1,318,025
3.625%, 10/18/13	10,000,000	10,673,140
5.250%, 6/18/14	2,772,000	3,124,238
5.500%, 8/13/14	3,901,000	4,446,340
5.375%, 5/18/16	8,100,000	9,395,206
4.750%, 12/16/16	10,371,000	11,767,881
4.875%, 5/17/17	3,169,000	3,622,519
5.250%, 6/5/17	950,000	1,097,171
5.000%, 11/17/17	10,426,000	11,976,440
5.500%, 7/15/36	3,000	3,294
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,110,999
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	75,000	78,802
5.500%, 8/20/12	7,000,000	7,408,380
2.125%, 9/21/12	7,000,000	7,150,339
4.125%, 12/21/12	5,464,000	5,760,220
3.500%, 5/29/13	5,000,000	5,287,785
3.750%, 6/28/13	693,000	738,592
4.875%, 11/15/13	18,844,000	20,719,920
2.500%, 1/7/14	4,170,000	4,353,388
4.500%, 1/15/14	3,634,000	3,973,663
2.500%, 4/23/14	5,243,000	5,475,333
5.000%, 7/15/14	6,386,000	7,138,469
3.000%, 7/28/14	800,000	846,650
4.500%, 1/15/15	1,916,000	2,127,442
4.750%, 11/17/15	6,915,000	7,782,770
5.500%, 7/18/16	5,693,000	6,618,414
5.125%, 10/18/16	5,500,000	6,298,534
5.000%, 4/18/17	5,277,000	6,035,326
5.125%, 11/17/17	6,732,000	7,729,454
4.875%, 6/13/18	3,500,000	3,978,034
4.250%, 12/12/18	693,000	703,214
3.750%, 3/27/19	12,220,000	12,930,312
Federal National Mortgage Association
1.750%, 8/10/12	11,386,000	11,562,665
4.750%, 11/19/12	10,000,000	10,601,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.625%, 2/12/13	$3,000,000	$3,150,633
4.375%, 3/15/13	5,115,000	5,455,163
3.875%, 7/12/13	10,000,000	10,686,090
4.625%, 10/15/13	8,402,000	9,162,423
5.125%, 1/2/14	90,000	98,766
2.750%, 2/5/14	5,079,000	5,340,589
2.750%, 3/13/14	15,150,000	15,936,967
2.500%, 5/15/14	150,000	156,583
3.000%, 7/28/14	1,000,000	1,001,701
3.000%, 9/16/14	2,693,000	2,858,978
3.000%, 9/29/14	1,000,000	1,006,167
4.625%, 10/15/14	5,000,000	5,563,800
2.625%, 11/20/14	5,520,000	5,788,863
5.000%, 4/15/15	5,000,000	5,660,185
4.375%, 10/15/15	3,513,000	3,892,969
5.000%, 3/15/16	4,000,000	4,558,452
5.375%, 7/15/16	2,000,000	2,324,416
5.250%, 9/15/16	5,100,000	5,881,845
4.875%, 12/15/16	3,400,000	3,857,603
5.000%, 2/13/17	2,328,000	2,658,115
5.000%, 5/11/17	2,609,000	2,984,325
(Zero Coupon), 6/1/17	3,000,000	2,566,011
5.375%, 6/12/17	5,150,000	5,993,956
(Zero Coupon), 10/9/19	4,000,000	2,800,120

		350,712,776

U.S. Treasuries (53.5%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,098,000	4,211,585
9.875%, 11/15/15	6,039,000	8,201,717
9.250%, 2/15/16	6,068,000	8,157,668
7.250%, 5/15/16	6,719,000	8,482,737
7.500%, 11/15/16	15,712,000	20,269,706
8.750%, 5/15/17	11,386,000	15,629,949
8.875%, 8/15/17	2,903,000	4,034,035
9.125%, 5/15/18	2,693,000	3,863,615
9.000%, 11/15/18	1,386,000	1,998,763
8.875%, 2/15/19	6,932,000	9,990,745
8.125%, 8/15/19	2,482,000	3,473,830
3.625%, 2/15/20	35,176,000	37,212,374
8.500%, 2/15/20	10,663,000	15,321,398
8.750%, 8/15/20	5,362,000	7,858,681
7.875%, 2/15/21	6,732,000	9,442,155
U.S. Treasury Notes
1.500%, 7/15/12	19,550,000	19,805,069
0.625%, 7/31/12	18,464,000	18,539,702
4.625%, 7/31/12	25,416,000	26,616,322
1.750%, 8/15/12	62,525,000	63,570,356
4.375%, 8/15/12	2,076,000	2,171,853
0.375%, 8/31/12	20,000,000	20,026,560
4.125%, 8/31/12	4,523,000	4,726,182
1.375%, 9/15/12	13,464,000	13,640,715
0.375%, 9/30/12	53,464,000	53,524,575
4.250%, 9/30/12	10,000,000	10,493,750
1.375%, 10/15/12	51,464,000	52,171,630
0.375%, 10/31/12	10,000,000	10,009,770
1.375%, 11/15/12	25,543,000	25,911,177
4.000%, 11/15/12	12,287,000	12,904,225
0.500%, 11/30/12	15,000,000	15,036,915
1.125%, 12/15/12	19,850,000	20,074,087
0.625%, 12/31/12	60,000,000	60,246,120
3.625%, 12/31/12	33,539,000	35,175,334

	Principal Amount	Value (Note 1)

1.375%, 1/15/13	$62,464,000	$63,430,256
0.625%, 1/31/13	25,000,000	25,098,625
1.375%, 2/15/13	19,157,000	19,461,558
3.875%, 2/15/13	13,672,000	14,442,650
0.625%, 2/28/13	60,000,000	60,232,020
2.750%, 2/28/13	41,772,000	43,402,069
1.375%, 3/15/13	13,464,000	13,684,944
1.750%, 4/15/13	52,000,000	53,223,040
0.625%, 4/30/13	25,000,000	25,089,750
3.125%, 4/30/13	38,437,000	40,324,334
1.375%, 5/15/13	19,850,000	20,195,787
3.625%, 5/15/13	7,315,000	7,748,758
0.500%, 5/31/13	30,000,000	30,031,650
3.500%, 5/31/13	21,386,000	22,624,891
1.125%, 6/15/13	15,000,000	15,193,950
0.375%, 6/30/13	20,000,000	19,967,200
3.375%, 6/30/13	9,479,000	10,029,967
1.000%, 7/15/13	33,464,000	33,819,722
3.375%, 7/31/13	11,665,000	12,369,461
0.750%, 8/15/13	8,000,000	8,042,496
4.250%, 8/15/13	45,612,000	49,232,452
3.125%, 8/31/13	8,464,000	8,940,760
0.750%, 9/15/13	20,000,000	20,095,320
3.125%, 9/30/13	32,979,000	34,885,582
0.500%, 10/15/13	40,000,000	39,937,520
2.750%, 10/31/13	24,746,000	25,983,300
0.500%, 11/15/13	40,000,000	39,903,120
4.250%, 11/15/13	3,272,000	3,551,910
2.000%, 11/30/13	19,909,000	20,571,591
1.500%, 12/31/13	9,793,000	10,003,393
1.750%, 1/31/14	15,782,000	16,219,698
1.250%, 2/15/14	60,000,000	60,881,280
4.000%, 2/15/14	13,237,000	14,378,691
1.875%, 2/28/14	16,240,000	16,746,233
1.750%, 3/31/14	14,975,000	15,391,485
1.250%, 4/15/14	25,000,000	25,351,550
1.875%, 4/30/14	13,139,000	13,549,594
1.000%, 5/15/14	30,000,000	30,199,200
4.750%, 5/15/14	19,157,000	21,328,618
2.250%, 5/31/14	19,111,000	19,921,727
2.625%, 6/30/14	20,100,000	21,178,807
2.625%, 7/31/14	22,435,000	23,649,653
4.250%, 8/15/14	38,880,000	42,971,498
2.375%, 8/31/14	47,972,000	50,194,447
2.375%, 9/30/14	23,464,000	24,556,531
2.375%, 10/31/14	27,197,000	28,444,227
4.250%, 11/15/14	8,464,000	9,374,540
2.125%, 11/30/14	13,464,000	13,964,699
2.625%, 12/31/14	67,425,000	71,070,130
2.250%, 1/31/15	20,622,000	21,458,160
4.000%, 2/15/15	16,392,000	18,067,066
2.375%, 2/28/15	14,504,000	15,152,184
2.500%, 3/31/15	22,870,000	23,992,002
2.500%, 4/30/15	61,732,000	64,741,435
4.125%, 5/15/15	25,000,000	27,740,225
2.125%, 5/31/15	24,390,000	25,213,162
1.875%, 6/30/15	30,000,000	30,703,140
1.750%, 7/31/15	25,965,000	26,405,107
4.250%, 8/15/15	19,365,000	21,617,692
1.250%, 8/31/15	10,000,000	9,955,470
1.250%, 9/30/15	42,079,000	41,806,160
1.250%, 10/31/15	20,000,000	19,831,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 11/15/15	$20,579,000	$23,231,757
1.375%, 11/30/15	35,000,000	34,827,730
2.125%, 12/31/15	20,000,000	20,531,240
4.500%, 2/15/16	11,464,000	12,965,967
2.125%, 2/29/16	70,000,000	71,662,500
2.625%, 2/29/16	10,157,000	10,629,930
2.375%, 3/31/16	7,520,000	7,780,260
2.000%, 4/30/16	8,000,000	8,121,280
2.625%, 4/30/16	7,000,000	7,314,454
5.125%, 5/15/16	13,582,000	15,784,837
1.750%, 5/31/16	10,000,000	10,015,600
3.250%, 5/31/16	21,536,000	23,124,280
3.250%, 6/30/16	9,000,000	9,656,019
3.250%, 7/31/16	10,554,000	11,316,695
4.875%, 8/15/16	13,723,000	15,820,039
3.000%, 8/31/16	17,972,000	19,027,855
3.000%, 9/30/16	33,118,000	35,024,868
3.125%, 10/31/16	18,464,000	19,626,660
4.625%, 11/15/16	15,000,000	17,118,750
2.750%, 11/30/16	59,079,000	61,594,466
3.250%, 12/31/16	28,811,000	30,735,488
3.125%, 1/31/17	28,811,000	30,548,649
4.625%, 2/15/17	5,167,000	5,895,630
3.000%, 2/28/17	17,464,000	18,375,411
3.250%, 3/31/17	2,079,000	2,214,135
3.125%, 4/30/17	18,464,000	19,524,240
4.500%, 5/15/17	21,272,000	24,137,083
2.750%, 5/31/17	14,964,000	15,484,238
2.500%, 6/30/17	35,000,000	35,678,125
2.375%, 7/31/17	10,000,000	10,106,250
4.750%, 8/15/17	18,010,000	20,714,310
1.875%, 8/31/17	15,000,000	14,700,000
1.875%, 9/30/17	45,000,000	43,998,030
4.250%, 11/15/17	12,154,000	13,623,880
2.250%, 11/30/17	35,000,000	34,898,815
3.500%, 2/15/18	28,139,000	30,190,080
2.750%, 2/28/18	55,000,000	56,319,120
3.875%, 5/15/18	15,225,000	16,677,328
2.375%, 5/31/18	15,000,000	14,920,350
4.000%, 8/15/18	19,910,000	21,941,437
3.750%, 11/15/18	23,294,000	25,233,948
2.750%, 2/15/19	45,007,000	45,439,472
3.125%, 5/15/19	32,304,000	33,353,880
3.625%, 8/15/19	59,684,000	63,591,452
3.375%, 11/15/19	43,782,000	45,642,735
3.500%, 5/15/20	75,925,000	79,264,181
2.625%, 8/15/20	55,000,000	53,238,295
2.625%, 11/15/20	50,000,000	48,156,250
3.625%, 2/15/21	60,000,000	62,564,040
3.125%, 5/15/21	10,000,000	9,971,900

		3,642,680,966

Total Government Securities		4,702,831,195

Total Long-Term Debt Securities (99.0%) (Cost $6,630,980,845)		6,746,391,914

	Number of Shares	Value (Note 1)

PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250% (l)*	22,000	$47,300
Freddie Mac
8.375% (l)*	17,000	50,150

Total Preferred Stocks (0.0%) (Cost $18,166)		97,450

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau
0.000%, 7/1/11
(Cost $168,556,087)	$168,556,087	168,556,087

Total Investments (101.5%) (Cost $6,799,555,098)		6,915,045,451
Other Assets Less Liabilities (-1.5%)		(102,998,117)

Net Assets (100%)		$6,812,047,334

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $24,412,879 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.

Glossary:

ABS	— Asset-Backed Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$125,557,798	$—	$125,557,798
Consumer Staples	—	152,474,730	—	152,474,730
Energy	—	158,449,708	—	158,449,708
Financials	—	931,245,136	—	931,245,136
Health Care	—	127,891,891	—	127,891,891
Industrials	—	120,474,320	—	120,474,320
Information Technology	—	88,868,157	—	88,868,157
Materials	—	98,793,005	—	98,793,005
Telecommunication Services	—	107,172,532	—	107,172,532
Utilities	—	132,633,442	—	132,633,442
Government Securities
Agency ABS	—	339,327,514	—	339,327,514
Foreign Governments	—	174,793,596	—	174,793,596
Municipal Bonds	—	13,797,389	—	13,797,389
Supranational	—	181,518,954	—	181,518,954
U.S. Government Agencies	—	350,712,776	—	350,712,776
U.S. Treasuries	—	3,642,680,966	—	3,642,680,966
Preferred Stocks
Financials	$97,450	$—	$—	$97,450
Short-Term Investments	—	168,556,087	—	168,556,087

Total Assets	$97,450	$6,914,948,001	$—	$6,915,045,451

Total Liabilities	$—	$—	$—	$—

Total	$97,450	$6,914,948,001	$—	$6,915,045,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held no derivative contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,152,742,253
Long-term U.S. Treasury securities	1,991,533,048

$4,144,275,301

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,722,067,532
Long-term U.S. Treasury securities	731,114,076

$4,453,181,608

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,987,961
Aggregate gross unrealized depreciation	(30,605,103)

Net unrealized appreciation	$113,382,858

Federal income tax cost of investments	$6,801,662,593

The Portfolio has a net capital loss carryforward of $369,181,073 of which $168,017,558 expires in the year 2016 and $201,163,515 expires in the year 2017.

Included in the capital loss carryforward amounts are $102,548,990 of losses acquired from the EQ/Long Term Bond as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $6,799,555,098)	$6,915,045,451
Cash	38,015
Dividends, interest and other receivables	54,384,166
Receivable from Separate Accounts for Trust shares sold	2,063,642
Receivable for securities sold	1,439,232
Other assets	63,928

Total assets	6,973,034,434

LIABILITIES
Payable for securities purchased	155,068,256
Payable to Separate Accounts for Trust shares redeemed	2,522,361
Investment management fees payable	1,985,925
Administrative fees payable	580,080
Distribution fees payable - Class IB	278,685
Payable for forward commitments	125,100
Accrued expenses	426,693

Total liabilities	160,987,100

NET ASSETS	$6,812,047,334

Net assets were comprised of:
Paid in capital	$6,960,305,808
Accumulated undistributed net investment income (loss)	72,203,917
Accumulated undistributed net realized gain (loss) on investments	(335,952,744)
Unrealized appreciation (depreciation) on investments	115,490,353

Net assets	$6,812,047,334

Class IA
Net asset value, offering and redemption price per share, $5,460,918,618 / 551,442,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class IB
Net asset value, offering and redemption price per share, $1,351,128,716 / 136,378,110 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $47,254 foreign withholding tax)	$89,508,694

EXPENSES
Investment management fees	11,957,098
Administrative fees	3,491,591
Distribution fees - Class IB	1,638,566
Printing and mailing expenses	270,338
Trustees’ fees	79,680
Custodian fees	76,295
Professional fees	65,831
Miscellaneous	145,183

Total expenses	17,724,582

NET INVESTMENT INCOME (LOSS)	71,784,112

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	37,609,701
Net change in unrealized appreciation (depreciation) on securities	24,702,802

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,312,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,096,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$71,784,112	$153,403,306
Net realized gain (loss) on investments, securities sold short, and foreign currency transactions	37,609,701	53,256,193
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	24,702,802	34,142,923

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	134,096,615	240,802,422

DIVIDENDS:
Dividends from net investment income
Class IA	—	(143,559,616)
Class IB	—	(28,692,106)

TOTAL DIVIDENDS	—	(172,251,722)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 40,008,363 and 152,165,655 shares, respectively ]	391,577,216	1,483,859,402
Capital shares sold in-kind (Note 8) [ 0 and 214,359,688 shares, respectively ]	—	2,175,724,210
Capital shares issued in reinvestment of dividends [ 0 and 14,937,949 shares, respectively ]	—	143,559,616
Capital shares repurchased [ (83,579,503) and (103,427,192) shares, respectively ]	(815,728,981)	(1,028,423,294)

Total Class IA transactions	(424,151,765)	2,774,719,934

Class IB
Capital shares sold [ 14,310,547 and 29,173,939 shares, respectively ]	140,132,425	285,562,520
Capital shares issued in reinvestment of dividends [ 0 and 2,979,715 shares, respectively ]	—	28,692,106
Capital shares repurchased [ (12,543,402) and (27,598,069) shares, respectively ]	(122,746,199)	(270,552,106)

Total Class IB transactions	17,386,226	43,702,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(406,765,539)	2,818,422,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	(272,668,924)	2,886,973,154
NET ASSETS:
Beginning of period	7,084,716,258	4,197,743,104

End of period (a)	$6,812,047,334	$7,084,716,258

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$72,203,917	$419,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ff)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.71	$9.39	$9.36	$10.80	$10.96	$11.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.28 (e)	0.30 (e)	0.45 (e)	0.56 (e)	0.55 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.09	0.28	(0.02)†	(1.39)	(0.20)	(0.08)

Total from investment operations	0.19	0.56	0.28	(0.94)	0.36	0.47

Less distributions:
Dividends from net investment income	—	(0.24)	(0.25)	(0.50)	(0.52)	(0.51)

Net asset value, end of period	$9.90	$9.71	$9.39	$9.36	$10.80	$10.96

Total return (b)	1.96%	6.03%	2.96%	(8.70)%	3.35%	4.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,460,919	$5,775,848	$2,975,095	$102,806	$633,814	$105,248
Ratio of expenses to average net assets (a)	0.47%	0.47%	0.49%	0.57%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (a)	2.15%	2.85%	3.15%	4.24%	5.02%	4.87%
Portfolio turnover rate	61%	83%	189%	462%	513%	543%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ff)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008		2007	2006
Net asset value, beginning of period	$9.72	$9.40	$9.37		$10.81		$10.97	$11.01

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.26 (e)	0.27	(e)	0.42	(e)	0.53 (e)	0.50	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.10	0.28	(0.01	)†	(1.39)		(0.20)	(0.06)

Total from investment operations	0.19	0.54	0.26		(0.97)		0.33	0.44

Less distributions:
Dividends from net investment income	—	(0.22)	(0.23)		(0.47)		(0.49)	(0.48)

Net asset value, end of period	$9.91	$9.72	$9.40		$9.37		$10.81	$10.97

Total return (b)	1.95%	5.76%	2.70%		(8.93)%		3.08%	4.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,351,129	$1,308,869	$1,222,648		$1,104,157		$1,529,392	$1,491,463
Ratio of expenses to average net assets (a)	0.72%	0.72%	0.74	%(c)	0.82	%(c)	0.81%	0.81	%(c)
Ratio of net investment income (loss) to average net assets (a)	1.89%	2.64%	2.91%		4.05%		4.78%	4.50%
Portfolio turnover rate	61%	83%	189%		462%		513%	543%

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(ff)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Bond Index Portfolio and EQ/Long Term Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Core Bond Index Portfolio.

See Notes to Financial Statements.

EQ/DAVIS NEW YORK VENTURE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	27.6%
Consumer Staples	16.3
Energy	15.6
Health Care	12.6
Materials	7.0
Information Technology	6.9
Consumer Discretionary	5.6
Industrials	5.0
Telecommunication Services	0.5
Cash and Other	2.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,024.70	$4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96
Class IB
Actual	1,000.00	1,022.60	6.22
Hypothetical (5% average return before expenses)	1,000.00	1,018.65	6.21

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.99% and 1.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.6%)
Automobiles (0.8%)
Harley-Davidson, Inc.	86,020	$3,524,239

Household Durables (0.2%)
Hunter Douglas N.V.	13,143	643,451

Internet & Catalog Retail (0.7%)
Expedia, Inc.	62,300	1,806,077
Liberty Media Corp. - Interactive*	76,590	1,284,414

		3,090,491

Media (0.9%)
Grupo Televisa S.A. (ADR)	41,790	1,028,034
Liberty Media Corp. - Starz*	6,439	484,470
Walt Disney Co.	54,660	2,133,927

		3,646,431

Specialty Retail (3.0%)
Bed Bath & Beyond, Inc.*	161,920	9,451,271
CarMax, Inc.*	109,460	3,619,842

		13,071,113

Total Consumer Discretionary		23,975,725

Consumer Staples (16.3%)
Beverages (4.2%)
Coca-Cola Co.	127,600	8,586,204
Diageo plc (ADR)	56,825	4,652,263
Heineken Holding N.V.	97,567	4,992,812

		18,231,279

Food & Staples Retailing (8.7%)
Costco Wholesale Corp.	254,390	20,666,643
CVS Caremark Corp.	440,310	16,546,850

		37,213,493

Food Products (1.4%)
Kraft Foods, Inc., Class A	74,300	2,617,589
Nestle S.A. (Registered)	22,010	1,367,905
Unilever N.V. (N.Y. Shares)	65,700	2,158,245

		6,143,739

Household Products (0.7%)
Procter & Gamble Co.	45,130	2,868,914

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	576,529

Tobacco (1.2%)
Philip Morris International, Inc.	74,390	4,967,020

Total Consumer Staples		70,000,974

Energy (15.6%)
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	11,100	959,040
Transocean Ltd.	39,894	2,575,556

		3,534,596

Oil, Gas & Consumable Fuels (14.8%)
Canadian Natural Resources Ltd.	299,290	12,528,279
China Coal Energy Co., Ltd., Class H	1,883,600	2,553,470
Devon Energy Corp.	179,560	14,151,124

	Number of Shares	Value (Note 1)

EOG Resources, Inc.	143,370	$14,989,333
Occidental Petroleum Corp.	167,190	17,394,448
OGX Petroleo e Gas Participacoes S.A.*	210,000	1,957,838

		63,574,492

Total Energy		67,109,088

Financials (27.6%)
Capital Markets (7.0%)
Ameriprise Financial, Inc.	69,950	4,034,716
Bank of New York Mellon Corp.	731,270	18,735,138
Charles Schwab Corp.	14,000	230,300
GAM Holding AG*	11,340	186,074
Goldman Sachs Group, Inc.	14,160	1,884,554
Julius Baer Group Ltd.*	116,500	4,808,708

		29,879,490

Commercial Banks (4.0%)
Wells Fargo & Co.	611,427	17,156,642

Consumer Finance (5.0%)
American Express Co.	415,305	21,471,269

Diversified Financial Services (0.2%)
Bank of America Corp.	29,164	319,637
JPMorgan Chase & Co.	14,200	581,348

		900,985

Insurance (10.2%)
ACE Ltd.	34,990	2,303,042
Aon Corp.	9,080	465,804
Berkshire Hathaway, Inc., Class B*	111,800	8,652,202
Everest Reinsurance Group Ltd.	14,475	1,183,331
Fairfax Financial Holdings Ltd.	5,650	2,264,681
Loews Corp.	334,591	14,082,935
Markel Corp.*	1,062	421,412
Progressive Corp.	490,939	10,496,276
Transatlantic Holdings, Inc.	80,593	3,949,863

		43,819,546

Real Estate Management & Development (1.2%)
Brookfield Asset Management, Inc., Class A	56,716	1,881,270
Hang Lung Group Ltd.	502,000	3,206,018

		5,087,288

Total Financials		118,315,220

Health Care (12.6%)
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	72,300	4,315,587
Becton, Dickinson and Co.	45,400	3,912,118

		8,227,705

Health Care Providers & Services (2.0%)
Express Scripts, Inc.*	160,360	8,656,233

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.*	45,602	2,330,718

Pharmaceuticals (8.1%)
Johnson & Johnson	161,940	10,772,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Merck & Co., Inc.	369,738	$13,048,054
Pfizer, Inc.	116,720	2,404,432
Roche Holding AG	51,100	8,548,981

		34,773,716

Total Health Care		53,988,372

Industrials (5.0%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	38,650	3,129,490

Commercial Services & Supplies (2.0%)
Iron Mountain, Inc.	256,686	8,750,426

Industrial Conglomerates (0.2%)
Tyco International Ltd.	19,667	972,140

Marine (0.9%)
China Shipping Development Co., Ltd., Class H	879,000	809,392
Kuehne + Nagel International AG (Registered)	19,551	2,967,383

		3,776,775

Transportation Infrastructure (1.2%)
China Merchants Holdings International Co., Ltd.	1,142,936	4,437,357
LLX Logistica S.A.*	84,470	261,423
PortX Operacoes Portuarias S.A.*	97,270	213,780

		4,912,560

Total Industrials		21,541,391

Information Technology (6.9%)
Computers & Peripherals (0.7%)
Hewlett-Packard Co.	88,140	3,208,296

Internet Software & Services (2.0%)
Google, Inc., Class A*	16,695	8,454,014

IT Services (0.3%)
Visa, Inc., Class A	14,920	1,257,159

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	47,220	1,046,396
Texas Instruments, Inc.	242,200	7,951,426

		8,997,822

Software (1.8%)
Activision Blizzard, Inc.	189,100	2,208,688
Microsoft Corp.	203,861	5,300,386

		7,509,074

Total Information Technology		29,426,365

Materials (6.8%)
Chemicals (3.2%)
Air Products & Chemicals, Inc.	24,090	2,302,522
Monsanto Co.	86,080	6,244,243
Potash Corp. of Saskatchewan, Inc.	56,589	3,225,007
Praxair, Inc.	16,600	1,799,274

		13,571,046

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	34,470	2,756,566
Vulcan Materials Co.	15,275	588,546

		3,345,112

	Number of Shares	Value (Note 1)

Containers & Packaging (1.6%)
Sealed Air Corp.	294,022	$6,994,783

Metals & Mining (1.0%)
BHP Billiton plc	51,550	2,020,525
Rio Tinto plc	33,138	2,392,872

		4,413,397

Paper & Forest Products (0.2%)
Sino-Forest Corp.*	282,990	938,948
Sino-Forest Corp. (ADR)*§	6,800	22,562

		961,510

Total Materials		29,285,848

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V. (ADR)	41,600	2,241,408

Total Telecommunication Services		2,241,408

Total Common Stocks (96.9%) (Cost $335,455,723)		415,884,391

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Materials (0.2%)
Paper & Forest Products (0.2%)
Sino-Forest Corp.
5.000%, 8/1/13 (b)§	$1,664,000	782,080

Total Materials		782,080

Total Convertible Bonds		782,080

Total Long-Term Debt Securities (0.2%)
(Cost $1,664,000)		782,080

SHORT-TERM INVESTMENT:
Commercial Paper (2.4%)
Intesa Funding LLC
0.08%, 7/1/11 (p)
(Cost $10,135,000)	10,135,000	10,134,977

Total Investments (99.5%) (Cost $347,254,723)		426,801,448
Other Assets Less Liabilities (0.5%)		2,178,612

Net Assets (100%)		$428,980,060

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $804,642 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,332,274	$643,451	$—	$23,975,725
Consumer Staples	63,640,257	6,360,717	—	70,000,974
Energy	64,555,618	2,553,470	—	67,109,088
Financials	110,114,420	8,200,800	—	118,315,220
Health Care	45,439,391	8,548,981	—	53,988,372
Industrials	13,327,259	8,214,132	—	21,541,391
Information Technology	29,426,365	—	—	29,426,365
Materials	24,872,451	4,413,397	—	29,285,848
Telecommunication Services	2,241,408	—	—	2,241,408
Convertible Bonds
Materials	—	782,080	—	782,080
Short-Term Investments	—	10,134,977	—	10,134,977

Total Assets	$376,949,443	$49,852,005	$—	$426,801,448

Total Liabilities	$—	$—	$—	$—

Total	$376,949,443	$49,852,005	$—	$426,801,448

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$28,777,810
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$35,922,003

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,529,993
Aggregate gross unrealized depreciation	(10,461,617)

Net unrealized appreciation	$64,068,376

Federal income tax cost of investments	$362,733,072

For the six months ended June 30, 2011, the Portfolio incurred approximately $3,432 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $573,868,720 of which $40,444,952 expires in the year 2016 and $533,423,768 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $347,254,723)	$426,801,448
Receivable for securities sold	2,699,962
Dividends, interest and other receivables	857,266
Receivable from Separate Accounts for Trust shares sold	214,739
Other assets	3,168

Total assets	430,576,583

LIABILITIES
Overdraft payable	2,026
Payable for securities purchased	636,523
Payable to Separate Accounts for Trust shares redeemed	424,143
Investment management fees payable	295,866
Distribution fees payable - Class IB	78,467
Administrative fees payable	37,900
Trustees’ fees payable	38
Accrued expenses	121,560

Total liabilities	1,596,523

NET ASSETS	$428,980,060

Net assets were comprised of:
Paid in capital	930,712,726
Accumulated undistributed net investment income (loss)	378,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(581,675,170)
Unrealized appreciation (depreciation) on investments and foreign currency translations	79,563,930

Net assets	$428,980,060

Class IA
Net asset value, offering and redemption price per share, $42,506,078 / 4,265,250 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.97

Class IB
Net asset value, offering and redemption price per share, $386,473,982 / 38,823,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $111,248 foreign withholding tax)	$4,126,678
Interest	53,198

Total income	4,179,876

EXPENSES
Investment management fees	1,856,271
Distribution fees - Class IB	494,340
Administrative fees	237,117
Printing and mailing expenses	17,316
Custodian fees	16,261
Professional fees	13,983
Trustees’ fees	4,952
Miscellaneous	8,593

Gross expenses	2,648,833
Less: Fees paid indirectly	(5,039)

Net expenses	2,643,794

NET INVESTMENT INCOME (LOSS)	1,536,082

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	6,695,801
Foreign currency transactions	(515)

Net realized gain (loss)	6,695,286

Change in unrealized appreciation (depreciation) on:
Securities	1,558,452
Foreign currency translations	12,662

Net change in unrealized appreciation (depreciation)	1,571,114

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,266,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,802,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,536,082	$2,227,922
Net realized gain (loss) on investments and foreign currency transactions	6,695,286	8,532,021
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,571,114	34,550,196

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,802,482	45,310,139

DIVIDENDS:
Dividends from net investment income
Class IA	—	(392,723)
Class IB	—	(2,935,204)

TOTAL DIVIDENDS	—	(3,327,927)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 533,171 and 1,292,591 shares, respectively ]	5,365,046	11,476,996
Capital shares issued in reinvestment of dividends [ 0 and 41,398 shares, respectively ]	—	392,723
Capital shares repurchased [ (364,524) and (715,181) shares, respectively ]	(3,658,185)	(6,346,362)

Total Class IA transactions	1,706,861	5,523,357

Class IB
Capital shares sold [ 1,786,746 and 5,367,216 shares, respectively ]	17,909,262	47,655,496
Capital shares issued in reinvestment of dividends [ 0 and 311,067 shares, respectively ]	—	2,935,204
Capital shares repurchased [ (3,237,555) and (7,258,714) shares, respectively ]	(32,314,567)	(64,177,522)

Total Class IB transactions	(14,405,305)	(13,586,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,698,444)	(8,063,465)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,895,962)	33,918,747
NET ASSETS:
Beginning of period	431,876,022	397,957,275

End of period (a)	$428,980,060	$431,876,022

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$378,574	$(1,157,508)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,				August 31, 2006* to December 31, 2006
Class IA		2010	2009	2008	2007
Net asset value, beginning of period	$9.73	$8.78	$6.71	$11.13	$10.80	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.07 (e)	0.09 (e)	0.09 (e)	0.12 (e)	0.07	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	0.98	2.13 †	(4.44)	0.32	0.76

Total from investment operations	0.24	1.05	2.22	(4.35)	0.44	0.83

Less distributions:
Dividends from net investment income	—	(0.10)	(0.15)	(0.07)	(0.08)	(0.03)
Distributions from net realized gains	—	—	—	—	(0.03)	—	#

Total dividends and distributions	—	(0.10)	(0.15)	(0.07)	(0.11)	(0.03)

Net asset value, end of period	$9.97	$9.73	$8.78	$6.71	$11.13	$10.80

Total return (b)	2.47%	11.96%	33.13%	(39.11)%	4.09%	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,506	$39,869	$30,527	$691,615	$250,993	$2,681
Ratio of expenses to average net assets:
After waivers (a)	0.99%	0.99%	1.02%	1.00%	1.03%	1.05%
After waivers and fees paid indirectly (a)	0.98%	0.99%	1.00%	0.97%	1.00%	1.02%
Before waivers and fees paid indirectly (a)	0.99%	0.99%	1.02%	1.00%	1.03%	1.59	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.93%	0.79%	1.36%	1.00%	1.05%	1.83%
After waivers and fees paid indirectly (a)	0.93%	0.79%	1.38%	1.03%	1.08%	1.86%
Before waivers and fees paid indirectly (a)	0.93%	0.79%	1.36%	1.00%	1.05%	0.28%
Portfolio turnover rate	7%	17%	27%	19%	9%	0	%‡

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,							August 31, 2006* to December 31, 2006
Class IB		2010	2009		2008		2007

Net asset value, beginning of period	$9.73	$8.78	$6.71		$11.13		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.05 (e)	0.10	(e)	0.07	(e)	0.10	(e)	0.04	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19	0.97	2.10	†	(4.44)		0.31		0.78

Total from investment operations	0.22	1.02	2.20		(4.37)		0.41		0.82

Less distributions:
Dividends from net investment income	—	(0.07)	(0.13)		(0.05)		(0.05)		(0.02)
Distributions from net realized gains	—	—	—		—		(0.03)		—	#

Total dividends and distributions	—	(0.07)	(0.13)		(0.05)		(0.08)		(0.02)

Net asset value, end of period	$9.95	$9.73	$8.78		$6.71		$11.13		$10.80

Total return (b)	2.26%	11.68%	32.79%		(39.27)%		3.81%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$386,474	$392,007	$367,431		$259,138		$289,159		$64,531
Ratio of expenses to average net assets:
After waivers (a)	1.24%	1.24%	1.27	%(c)	1.25	%(c)	1.28	%(c)	1.30%
After waivers and fees paid indirectly (a)	1.23%	1.24%	1.19%		1.22%		1.25	%(c)	1.27%
Before waivers and fees paid indirectly (a)	1.24%	1.24%	1.27	%(c)	1.25	%(c)	1.28%		1.84	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.68%	0.53%	1.31%		0.72%		0.86%		0.96%
After waivers and fees paid indirectly (a)	0.68%	0.53%	1.40%		0.75%		0.89%		1.00%
Before waivers and fees paid indirectly (a)	0.68%	0.53%	1.31%		0.72%		0.86%		0.49%
Portfolio turnover rate	7%	17%	27%		19%		9%		0	%‡

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	17.7%
Financials	15.0
Energy	12.6
Health Care	11.6
Industrials	11.2
Consumer Discretionary	10.7
Consumer Staples	10.6
Materials	3.6
Utilities	3.3
Telecommunication Services	3.1
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,058.30	$1.89
Hypothetical (5% average return before expenses)	1,000.00	1,022.96	1.86
Class IB
Actual	1,000.00	1,057.30	3.16
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.37% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.3%)
Goodyear Tire & Rubber Co.*	60,950	$1,022,131
Johnson Controls, Inc.	170,100	7,086,366

		8,108,497

Automobiles (0.5%)
Ford Motor Co.*	949,848	13,098,404
Harley-Davidson, Inc.	59,150	2,423,375

		15,521,779

Distributors (0.1%)
Genuine Parts Co.	39,600	2,154,240

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	30,850	1,347,528
DeVry, Inc.	15,480	915,332
H&R Block, Inc.	76,650	1,229,466

		3,492,326

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	108,300	4,075,329
Chipotle Mexican Grill, Inc.*	7,851	2,419,600
Darden Restaurants, Inc.	34,650	1,724,184
International Game Technology	75,000	1,318,500
Marriott International, Inc., Class A	72,927	2,588,179
McDonald’s Corp.	262,000	22,091,840
Starbucks Corp.	187,300	7,396,477
Starwood Hotels & Resorts Worldwide, Inc.	48,200	2,701,128
Wyndham Worldwide Corp.	43,445	1,461,924
Wynn Resorts Ltd.	19,079	2,738,600
Yum! Brands, Inc.	117,380	6,484,071

		54,999,832

Household Durables (0.3%)
D.R. Horton, Inc.	70,550	812,736
Fortune Brands, Inc.	38,550	2,458,334
Harman International Industries, Inc.	17,500	797,475
Leggett & Platt, Inc.	36,750	895,965
Lennar Corp., Class A	40,300	731,445
Newell Rubbermaid, Inc.	72,876	1,149,983
Pulte Group, Inc.*	84,407	646,558
Whirlpool Corp.	19,066	1,550,447

		9,042,943

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	89,550	18,312,079
Expedia, Inc.	50,219	1,455,849
Netflix, Inc.*	11,100	2,915,859
priceline.com, Inc.*	12,406	6,351,004

		29,034,791

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	34,408	1,511,543
Mattel, Inc.	87,550	2,406,750

		3,918,293

	Number of Shares	Value (Note 1)

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	58,400	$2,114,664
CBS Corp., Class B	168,800	4,809,112
Comcast Corp., Class A	697,150	17,665,781
DIRECTV, Class A*	199,210	10,123,852
Discovery Communications, Inc., Class A*	70,716	2,896,527
Gannett Co., Inc.	60,150	861,348
Interpublic Group of Cos., Inc.	122,826	1,535,325
McGraw-Hill Cos., Inc.	77,000	3,227,070
News Corp., Class A	573,400	10,149,180
Omnicom Group, Inc.	71,300	3,433,808
Scripps Networks Interactive, Inc., Class A	22,761	1,112,558
Time Warner Cable, Inc.	86,197	6,726,814
Time Warner, Inc.	274,400	9,979,928
Viacom, Inc., Class B	149,900	7,644,900
Walt Disney Co.	476,800	18,614,272
Washington Post Co., Class B	1,350	565,583

		101,460,722

Multiline Retail (0.7%)
Big Lots, Inc.*	18,950	628,193
Family Dollar Stores, Inc.	31,750	1,668,780
J.C. Penney Co., Inc.	54,250	1,873,795
Kohl’s Corp.	73,400	3,670,734
Macy’s, Inc.	106,272	3,107,393
Nordstrom, Inc.	42,100	1,976,174
Sears Holdings Corp.*	10,962	783,125
Target Corp.	177,800	8,340,598

		22,048,792

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	21,934	1,467,823
AutoNation, Inc.*	16,039	587,188
AutoZone, Inc.*	6,700	1,975,495
Bed Bath & Beyond, Inc.*	63,950	3,732,761
Best Buy Co., Inc.	82,075	2,577,976
CarMax, Inc.*	56,546	1,869,976
GameStop Corp., Class A*	35,313	941,798
Gap, Inc.	103,875	1,880,138
Home Depot, Inc.	411,508	14,904,820
Limited Brands, Inc.	66,407	2,553,349
Lowe’s Cos., Inc.	346,450	8,075,750
O’Reilly Automotive, Inc.*	35,414	2,319,971
Ross Stores, Inc.	29,900	2,395,588
Staples, Inc.	180,625	2,853,875
Tiffany & Co.	31,800	2,496,936
TJX Cos., Inc.	99,400	5,221,482
Urban Outfitters, Inc.*	32,108	903,840

		56,758,766

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	74,250	4,746,803
NIKE, Inc., Class B	96,150	8,651,577
Polo Ralph Lauren Corp.	16,450	2,181,434
VF Corp.	21,800	2,366,608

		17,946,422

Total Consumer Discretionary		324,487,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (10.6%)
Beverages (2.5%)
Brown-Forman Corp., Class B	25,850	$1,930,736
Coca-Cola Co.	576,133	38,767,990
Coca-Cola Enterprises, Inc.	82,850	2,417,563
Constellation Brands, Inc., Class A*	44,150	919,203
Dr. Pepper Snapple Group, Inc.	56,225	2,357,514
Molson Coors Brewing Co., Class B	39,900	1,785,126
PepsiCo, Inc.	398,353	28,056,002

		76,234,134

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	109,650	8,907,966
CVS Caremark Corp.	343,545	12,910,421
Kroger Co.	159,600	3,958,080
Safeway, Inc.	92,450	2,160,556
SUPERVALU, Inc.	53,279	501,355
Sysco Corp.	146,300	4,561,634
Walgreen Co.	231,650	9,835,859
Wal-Mart Stores, Inc.	491,897	26,139,407
Whole Foods Market, Inc.	37,050	2,350,823

		71,326,101

Food Products (1.8%)
Archer-Daniels-Midland Co.	171,116	5,159,147
Campbell Soup Co.	45,800	1,582,390
ConAgra Foods, Inc.	102,650	2,649,397
Dean Foods Co.*	45,960	563,929
General Mills, Inc.	159,600	5,940,312
H.J. Heinz Co.	80,800	4,305,024
Hershey Co.	38,800	2,205,780
Hormel Foods Corp.	34,758	1,036,136
J.M. Smucker Co.	29,947	2,289,149
Kellogg Co.	63,300	3,501,756
Kraft Foods, Inc., Class A	439,131	15,470,585
McCormick & Co., Inc. (Non-Voting)	33,400	1,655,638
Mead Johnson Nutrition Co.	51,400	3,472,070
Sara Lee Corp.	146,900	2,789,631
Tyson Foods, Inc., Class A	74,850	1,453,587

		54,074,531

Household Products (2.1%)
Clorox Co.	34,550	2,330,052
Colgate-Palmolive Co.	124,000	10,838,840
Kimberly-Clark Corp.	101,594	6,762,097
Procter & Gamble Co.	703,305	44,709,099

		64,640,088

Personal Products (0.2%)
Avon Products, Inc.	107,850	3,019,800
Estee Lauder Cos., Inc., Class A	28,800	3,029,472

		6,049,272

Tobacco (1.7%)
Altria Group, Inc.	525,300	13,873,173
Lorillard, Inc.	36,574	3,981,811
Philip Morris International, Inc.	451,300	30,133,301

	Number of Shares	Value (Note 1)

Reynolds American, Inc.	84,900	$3,145,545

		51,133,830

Total Consumer Staples		323,457,956

Energy (12.6%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	109,057	7,913,176
Cameron International Corp.*	61,424	3,089,013
Diamond Offshore Drilling, Inc.	17,447	1,228,443
FMC Technologies, Inc.*	60,360	2,703,525
Halliburton Co.	229,350	11,696,850
Helmerich & Payne, Inc.	26,719	1,766,660
Nabors Industries Ltd.*	71,800	1,769,152
National Oilwell Varco, Inc.	105,697	8,266,562
Noble Corp.	63,280	2,493,865
Rowan Cos., Inc.*	31,700	1,230,277
Schlumberger Ltd.	341,738	29,526,163

		71,683,686

Oil, Gas & Consumable Fuels (10.2%)
Alpha Natural Resources, Inc.*	56,896	2,585,354
Anadarko Petroleum Corp.	124,594	9,563,835
Apache Corp.	96,130	11,861,481
Cabot Oil & Gas Corp.	26,184	1,736,261
Chesapeake Energy Corp.	165,100	4,901,819
Chevron Corp.	504,134	51,845,141
ConocoPhillips	358,984	26,992,007
Consol Energy, Inc.	56,800	2,753,664
Denbury Resources, Inc.*	100,652	2,013,040
Devon Energy Corp.	107,200	8,448,432
El Paso Corp.	192,196	3,882,359
EOG Resources, Inc.	67,300	7,036,215
EQT Corp.	37,467	1,967,767
Exxon Mobil Corp.#	1,245,204	101,334,703
Hess Corp.	75,450	5,640,642
Marathon Oil Corp.	178,314	9,393,582
Murphy Oil Corp.	48,400	3,177,944
Newfield Exploration Co.*	33,700	2,292,274
Noble Energy, Inc.	44,153	3,957,433
Occidental Petroleum Corp.	204,100	21,234,564
Peabody Energy Corp.	67,950	4,002,934
Pioneer Natural Resources Co.	29,229	2,618,042
QEP Resources, Inc.	44,239	1,850,517
Range Resources Corp.	40,269	2,234,929
Southwestern Energy Co.*	87,343	3,745,268
Spectra Energy Corp.	162,856	4,463,883
Sunoco, Inc.	30,300	1,263,813
Tesoro Corp.*	35,854	821,415
Valero Energy Corp.	142,835	3,652,291
Williams Cos., Inc.	147,200	4,452,800

		311,724,409

Total Energy		383,408,095

Financials (15.0%)
Capital Markets (2.3%)
Ameriprise Financial, Inc.	61,857	3,567,912
Bank of New York Mellon Corp.	311,819	7,988,803
BlackRock, Inc.	24,054	4,613,798
Charles Schwab Corp.	250,705	4,124,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

E*TRADE Financial Corp.*	63,190	$872,022
Federated Investors, Inc., Class B	23,251	554,304
Franklin Resources, Inc.	36,417	4,781,188
Goldman Sachs Group, Inc.	130,692	17,393,798
Invesco Ltd.	115,551	2,703,893
Janus Capital Group, Inc.	46,632	440,206
Legg Mason, Inc.	38,163	1,250,220
Morgan Stanley	388,113	8,930,480
Northern Trust Corp.	60,800	2,794,368
State Street Corp.	126,120	5,686,751
T. Rowe Price Group, Inc.	64,986	3,921,255

		69,623,095

Commercial Banks (2.7%)
BB&T Corp.	174,350	4,679,554
Comerica, Inc.	44,350	1,533,180
Fifth Third Bancorp	230,417	2,937,817
First Horizon National Corp.	66,096	630,556
Huntington Bancshares, Inc./Ohio	216,788	1,422,129
KeyCorp	238,750	1,988,788
M&T Bank Corp.	31,350	2,757,233
Marshall & Ilsley Corp.	133,050	1,060,408
PNC Financial Services Group, Inc.	131,979	7,867,268
Regions Financial Corp.	315,802	1,957,972
SunTrust Banks, Inc.	134,500	3,470,100
U.S. Bancorp	482,595	12,310,998
Wells Fargo & Co.	1,322,853	37,119,255
Zions Bancorp	45,900	1,102,059

		80,837,317

Consumer Finance (0.8%)
American Express Co.	262,710	13,582,107
Capital One Financial Corp.	114,806	5,932,026
Discover Financial Services	136,871	3,661,299
SLM Corp.	132,292	2,223,829

		25,399,261

Diversified Financial Services (3.7%)
Bank of America Corp.	2,541,474	27,854,555
Citigroup, Inc.	729,644	30,382,376
CME Group, Inc.	16,823	4,905,419
IntercontinentalExchange, Inc.*	18,447	2,300,525
JPMorgan Chase & Co.	1,000,241	40,949,866
Leucadia National Corp.	49,642	1,692,792
Moody’s Corp.	50,076	1,920,415
NASDAQ OMX Group, Inc.*	37,523	949,332
NYSE Euronext	65,521	2,245,405

		113,200,685

Insurance (3.7%)
ACE Ltd.	84,227	5,543,821
Aflac, Inc.	118,100	5,512,908
Allstate Corp.	132,976	4,059,757
American International Group, Inc.*	109,459	3,209,338
Aon Corp.	83,625	4,289,962
Assurant, Inc.	25,080	909,652
Berkshire Hathaway, Inc., Class B*	434,682	33,640,040

	Number of Shares	Value (Note 1)

Chubb Corp.	74,100	$4,639,401
Cincinnati Financial Corp.	40,863	1,192,382
Genworth Financial, Inc., Class A*	122,970	1,264,132
Hartford Financial Services Group, Inc.	111,600	2,942,892
Lincoln National Corp.	79,228	2,257,206
Loews Corp.	78,897	3,320,775
Marsh & McLennan Cos., Inc.	136,550	4,258,994
MetLife, Inc.	264,899	11,621,119
Principal Financial Group, Inc.	80,500	2,448,810
Progressive Corp.	165,650	3,541,597
Prudential Financial, Inc.	122,000	7,757,980
Torchmark Corp.	19,550	1,253,937
Travelers Cos., Inc.	108,274	6,321,036
Unum Group	77,670	1,979,032
XL Group plc	78,000	1,714,440

		113,679,211

Real Estate Investment Trusts (REITs) (1.6%)
Apartment Investment & Management Co. (REIT), Class A	29,663	757,296
AvalonBay Communities, Inc. (REIT)	21,644	2,779,090
Boston Properties, Inc. (REIT)	35,800	3,800,528
Equity Residential (REIT)	73,800	4,428,000
HCP, Inc. (REIT)	100,668	3,693,509
Health Care REIT, Inc. (REIT)	44,243	2,319,661
Host Hotels & Resorts, Inc. (REIT)	170,789	2,894,874
Kimco Realty Corp. (REIT)	101,970	1,900,721
Plum Creek Timber Co., Inc. (REIT)	40,650	1,647,951
ProLogis, Inc. (REIT)	106,462	3,815,598
Public Storage (REIT)	35,100	4,001,751
Simon Property Group, Inc. (REIT)	74,605	8,671,339
Ventas, Inc. (REIT)	41,040	2,163,218
Vornado Realty Trust (REIT)	41,105	3,830,164
Weyerhaeuser Co. (REIT)	134,869	2,948,236

		49,651,936

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	73,050	1,834,285

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	132,214	1,082,833
People’s United Financial, Inc.	90,893	1,221,602

		2,304,435

Total Financials		456,530,225

Health Care (11.6%)
Biotechnology (1.2%)
Amgen, Inc.*	234,154	13,662,886
Biogen Idec, Inc.*	60,489	6,467,484
Celgene Corp.*	116,700	7,039,344
Cephalon, Inc.*	18,993	1,517,540
Gilead Sciences, Inc.*	199,700	8,269,577

		36,956,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	145,500	$8,684,895
Becton, Dickinson and Co.	55,500	4,782,435
Boston Scientific Corp.*	382,456	2,642,771
C.R. Bard, Inc.	21,350	2,345,511
CareFusion Corp.*	55,987	1,521,167
Covidien plc	123,996	6,600,307
DENTSPLY International, Inc.	35,630	1,356,790
Edwards Lifesciences Corp.*	28,829	2,513,312
Intuitive Surgical, Inc.*	9,763	3,632,910
Medtronic, Inc.	268,500	10,345,305
St. Jude Medical, Inc.	81,722	3,896,505
Stryker Corp.	84,450	4,956,371
Varian Medical Systems, Inc.*	30,138	2,110,263
Zimmer Holdings, Inc.*	48,250	3,049,400

		58,437,942

Health Care Providers & Services (2.2%)
Aetna, Inc.	96,522	4,255,655
AmerisourceBergen Corp.	68,800	2,848,320
Cardinal Health, Inc.	87,775	3,986,740
CIGNA Corp.	68,150	3,504,955
Coventry Health Care, Inc.*	37,550	1,369,449
DaVita, Inc.*	24,094	2,086,781
Express Scripts, Inc.*	132,700	7,163,146
Humana, Inc.	42,350	3,410,869
Laboratory Corp. of America Holdings*	25,100	2,429,429
McKesson Corp.	63,831	5,339,463
Medco Health Solutions, Inc.*	101,572	5,740,849
Patterson Cos., Inc.	24,000	789,360
Quest Diagnostics, Inc.	39,150	2,313,765
Tenet Healthcare Corp.*	122,000	761,280
UnitedHealth Group, Inc.	274,600	14,163,868
WellPoint, Inc.	94,350	7,431,950

		67,595,879

Health Care Technology (0.1%)
Cerner Corp.*	36,046	2,202,771

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.*	86,623	4,427,302
Life Technologies Corp.*	45,206	2,353,876
PerkinElmer, Inc.	28,400	764,244
Thermo Fisher Scientific, Inc.*	98,100	6,316,659
Waters Corp.*	23,000	2,202,020

		16,064,101

Pharmaceuticals (5.7%)
Abbott Laboratories, Inc.	388,650	20,450,763
Allergan, Inc.	76,800	6,393,600
Bristol-Myers Squibb Co.	427,473	12,379,618
Eli Lilly and Co.	255,760	9,598,673
Forest Laboratories, Inc.*	71,800	2,824,612
Hospira, Inc.*	41,810	2,368,955
Johnson & Johnson	686,860	45,689,927
Merck & Co., Inc.	774,117	27,318,589
Mylan, Inc.*	109,650	2,705,065
Pfizer, Inc.	2,007,594	41,356,436
Watson Pharmaceuticals, Inc.*	31,650	2,175,305

		173,261,543

Total Health Care		354,519,067

	Number of Shares	Value (Note 1)

Industrials (11.2%)
Aerospace & Defense (2.8%)
Boeing Co.	184,874	$13,667,735
General Dynamics Corp.	93,600	6,975,072
Goodrich Corp.	31,550	3,013,025
Honeywell International, Inc.	196,912	11,733,986
ITT Corp.	46,100	2,716,673
L-3 Communications Holdings, Inc.	26,700	2,334,915
Lockheed Martin Corp.	72,008	5,830,488
Northrop Grumman Corp.	73,170	5,074,339
Precision Castparts Corp.	36,050	5,935,632
Raytheon Co.	90,350	4,503,948
Rockwell Collins, Inc.	38,950	2,402,826
Textron, Inc.	69,300	1,636,173
United Technologies Corp.	231,200	20,463,512

		86,288,324

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	41,752	3,291,728
Expeditors International of Washington, Inc.	53,248	2,725,765
FedEx Corp.	79,110	7,503,583
United Parcel Service, Inc., Class B	247,850	18,075,701

		31,596,777

Airlines (0.1%)
Southwest Airlines Co.	198,618	2,268,218

Building Products (0.0%)
Masco Corp.	89,850	1,080,895

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	26,800	1,035,284
Cintas Corp.	31,750	1,048,702
Iron Mountain, Inc.	50,197	1,711,216
Pitney Bowes, Inc.	51,100	1,174,789
R.R. Donnelley & Sons Co.	46,800	917,748
Republic Services, Inc.	77,101	2,378,566
Stericycle, Inc.*	21,415	1,908,505
Waste Management, Inc.	119,356	4,448,398

		14,623,208

Construction & Engineering (0.2%)
Fluor Corp.	44,300	2,864,438
Jacobs Engineering Group, Inc.*	31,714	1,371,630
Quanta Services, Inc.*	54,100	1,092,820

		5,328,888

Electrical Equipment (0.5%)
Emerson Electric Co.	189,400	10,653,750
Rockwell Automation, Inc.	35,750	3,101,670
Roper Industries, Inc.	23,955	1,995,452

		15,750,872

Industrial Conglomerates (2.4%)
3M Co.	178,800	16,959,180
General Electric Co.	2,666,383	50,287,983
Tyco International Ltd.	118,936	5,879,007

		73,126,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (2.5%)
Caterpillar, Inc.	160,400	$17,076,184
Cummins, Inc.	49,700	5,143,453
Danaher Corp.	135,700	7,190,743
Deere & Co.	105,700	8,714,965
Dover Corp.	46,800	3,173,040
Eaton Corp.	85,500	4,398,975
Flowserve Corp.	13,997	1,538,130
Illinois Tool Works, Inc.	125,195	7,072,266
Ingersoll-Rand plc	82,715	3,756,088
Joy Global, Inc.	26,300	2,504,812
PACCAR, Inc.	91,750	4,687,507
Pall Corp.	28,950	1,627,859
Parker Hannifin Corp.	40,700	3,652,418
Snap-On, Inc.	14,600	912,208
Stanley Black & Decker, Inc.	41,996	3,025,812

		74,474,460

Professional Services (0.1%)
Dun & Bradstreet Corp.	12,456	940,926
Equifax, Inc.	30,750	1,067,640
Robert Half International, Inc.	36,700	992,001

		3,000,567

Road & Rail (0.9%)
CSX Corp.	279,000	7,315,380
Norfolk Southern Corp.	89,450	6,702,488
Ryder System, Inc.	12,900	733,365
Union Pacific Corp.	123,300	12,872,520

		27,623,753

Trading Companies & Distributors (0.2%)
Fastenal Co.	73,966	2,662,036
W.W. Grainger, Inc.	14,700	2,258,655

		4,920,691

Total Industrials		340,082,823

Information Technology (17.7%)
Communications Equipment (2.0%)
Cisco Systems, Inc.	1,388,050	21,667,461
F5 Networks, Inc.*	20,300	2,238,075
Harris Corp.	32,084	1,445,705
JDS Uniphase Corp.*	56,250	937,125
Juniper Networks, Inc.*	134,300	4,230,450
Motorola Mobility Holdings, Inc.*	73,887	1,628,469
Motorola Solutions, Inc.*	84,514	3,891,025
QUALCOMM, Inc.	412,800	23,442,912
Tellabs, Inc.	91,050	419,740

		59,900,962

Computers & Peripherals (4.2%)
Apple, Inc.*	231,400	77,674,038
Dell, Inc.*	421,602	7,028,105
EMC Corp.*	519,400	14,309,470
Hewlett-Packard Co.	546,029	19,875,456
Lexmark International, Inc., Class A*	19,650	574,959
NetApp, Inc.*	92,400	4,876,872
SanDisk Corp.*	59,450	2,467,175
Western Digital Corp.*	58,120	2,114,406

		128,920,481

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	44,156	$2,383,982
Corning, Inc.	393,092	7,134,620
FLIR Systems, Inc.	39,997	1,348,299
Jabil Circuit, Inc.	49,150	992,830
Molex, Inc.	34,600	891,642

		12,751,373

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	46,958	1,477,768
eBay, Inc.*	286,850	9,256,650
Google, Inc., Class A*	63,067	31,935,867
Monster Worldwide, Inc.*	32,650	478,649
VeriSign, Inc.	43,550	1,457,183
Yahoo!, Inc.*	328,797	4,945,107

		49,551,224

IT Services (3.2%)
Automatic Data Processing, Inc.	124,650	6,566,562
Cognizant Technology Solutions Corp., Class A*	76,400	5,603,176
Computer Sciences Corp.	38,900	1,476,644
Fidelity National Information Services, Inc.	66,799	2,056,741
Fiserv, Inc.*	36,650	2,295,389
International Business Machines Corp.	306,301	52,545,937
Mastercard, Inc., Class A	24,293	7,320,453
Paychex, Inc.	80,775	2,481,408
SAIC, Inc.*	73,700	1,239,634
Teradata Corp.*	42,255	2,543,751
Total System Services, Inc.	40,725	756,671
Visa, Inc., Class A	121,673	10,252,167
Western Union Co.	162,349	3,251,850

		98,390,383

Office Electronics (0.1%)
Xerox Corp.	351,396	3,658,032

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	144,500	1,010,055
Altera Corp.	80,300	3,721,905
Analog Devices, Inc.	75,250	2,945,285
Applied Materials, Inc.	331,300	4,310,213
Broadcom Corp., Class A*	119,350	4,014,934
First Solar, Inc.*	13,600	1,798,872
Intel Corp.	1,378,050	30,537,588
KLA-Tencor Corp.	41,950	1,698,136
Linear Technology Corp.	56,950	1,880,489
LSI Corp.*	154,600	1,100,752
MEMC Electronic Materials, Inc.*	57,771	492,786
Microchip Technology, Inc.	47,236	1,790,717
Micron Technology, Inc.*	215,350	1,610,818
National Semiconductor Corp.	60,500	1,488,905
Novellus Systems, Inc.*	22,600	816,764
NVIDIA Corp.*	145,850	2,324,120
Teradyne, Inc.*	46,450	687,460
Texas Instruments, Inc.	294,231	9,659,604
Xilinx, Inc.	65,550	2,390,608

		74,280,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Software (3.7%)
Adobe Systems, Inc.*	127,050	$3,995,722
Autodesk, Inc.*	57,450	2,217,570
BMC Software, Inc.*	44,850	2,453,295
CA, Inc.	96,025	2,193,211
Citrix Systems, Inc.*	47,150	3,772,000
Compuware Corp.*	54,850	535,336
Electronic Arts, Inc.*	83,850	1,978,860
Intuit, Inc.*	68,400	3,547,224
Microsoft Corp.	1,856,673	48,273,498
Oracle Corp.	976,897	32,149,680
Red Hat, Inc.*	48,410	2,222,019
Salesforce.com, Inc.*	29,718	4,427,388
Symantec Corp.*	191,590	3,778,155

		111,543,958

Total Information Technology		538,996,424

Materials (3.6%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	53,950	5,156,541
Airgas, Inc.	17,859	1,250,844
CF Industries Holdings, Inc.	17,945	2,542,268
Dow Chemical Co.	293,201	10,555,236
E.I. du Pont de Nemours & Co.	231,400	12,507,170
Eastman Chemical Co.	17,750	1,811,743
Ecolab, Inc.	58,431	3,294,340
FMC Corp.	17,930	1,542,339
International Flavors & Fragrances, Inc.	20,200	1,297,648
Monsanto Co.	134,748	9,774,620
PPG Industries, Inc.	40,300	3,658,837
Praxair, Inc.	76,150	8,253,899
Sherwin-Williams Co.	22,350	1,874,494
Sigma-Aldrich Corp.	30,650	2,249,097

		65,769,076

Construction Materials (0.0%)
Vulcan Materials Co.	32,400	1,248,372

Containers & Packaging (0.1%)
Ball Corp.	42,500	1,634,550
Bemis Co., Inc.	26,850	906,993
Owens-Illinois, Inc.*	41,082	1,060,326
Sealed Air Corp.	39,934	950,030

		4,551,899

Metals & Mining (1.1%)
AK Steel Holding Corp.	27,598	434,944
Alcoa, Inc.	266,798	4,231,416
Allegheny Technologies, Inc.	26,550	1,685,129
Cliffs Natural Resources, Inc.	36,300	3,355,935
Freeport-McMoRan Copper & Gold, Inc.	237,688	12,573,695
Newmont Mining Corp.	123,900	6,686,883
Nucor Corp.	79,350	3,270,807
Titanium Metals Corp.	22,583	413,721
United States Steel Corp.	36,100	1,662,044

		34,314,574

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.2%)
International Paper Co.	110,335	$3,290,190
MeadWestvaco Corp.	42,259	1,407,647

		4,697,837

Total Materials		110,581,758

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,484,400	46,625,004
CenturyLink, Inc.	149,530	6,045,498
Frontier Communications Corp.	249,490	2,013,384
Verizon Communications, Inc.	710,096	26,436,874
Windstream Corp.	126,586	1,640,555

		82,761,315

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	99,842	5,224,732
MetroPCS Communications, Inc.*	66,250	1,140,163
Sprint Nextel Corp.*	750,891	4,047,302

		10,412,197

Total Telecommunication Services		93,173,512

Utilities (3.3%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	120,730	4,549,106
Duke Energy Corp.	333,662	6,282,855
Edison International	81,800	3,169,750
Entergy Corp.	44,950	3,069,186
Exelon Corp.	166,150	7,117,866
FirstEnergy Corp.	105,032	4,637,163
NextEra Energy, Inc.	105,750	6,076,395
Northeast Utilities	44,324	1,558,875
Pepco Holdings, Inc.	56,455	1,108,212
Pinnacle West Capital Corp.	27,300	1,217,034
PPL Corp.	141,688	3,943,177
Progress Energy, Inc.	73,750	3,540,738
Southern Co.	212,350	8,574,693

		54,845,050

Gas Utilities (0.1%)
Nicor, Inc.	11,450	626,773
Oneok, Inc.	26,857	1,987,687

		2,614,460

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	166,200	2,117,388
Constellation Energy Group, Inc.	50,200	1,905,592
NRG Energy, Inc.*	62,068	1,525,631

		5,548,611

Multi-Utilities (1.2%)
Ameren Corp.	60,350	1,740,494
CenterPoint Energy, Inc.	106,650	2,063,678
CMS Energy Corp.	63,300	1,246,377
Consolidated Edison, Inc.	73,350	3,905,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Dominion Resources, Inc.	145,846	$7,039,986
DTE Energy Co.	42,550	2,128,351
Integrys Energy Group, Inc.	19,624	1,017,308
NiSource, Inc.	70,059	1,418,695
PG&E Corp.	99,500	4,181,985
Public Service Enterprise Group, Inc.	127,000	4,145,280
SCANA Corp.	28,511	1,122,478
Sempra Energy	60,422	3,195,115
TECO Energy, Inc.	53,900	1,018,171
Wisconsin Energy Corp.	58,704	1,840,370
Xcel Energy, Inc.	121,145	2,943,824

		39,007,266

Total Utilities		102,015,387

Total Common Stocks (99.4%) (Cost $2,550,771,767)		3,027,252,650

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $15,314,748)	$15,314,748	$15,314,748

Total Investments (99.9%) (Cost $2,566,086,515)		3,042,567,398
Other Assets Less Liabilities (0.1%)		1,542,404

Net Assets (100%)		$3,044,109,802

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total value of $14,404,260.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	185	September-11	$11,728,581	$12,168,375	$439,794

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$324,487,403	$—	$—	$324,487,403
Consumer Staples	323,457,956	—	—	323,457,956
Energy	383,408,095	—	—	383,408,095
Financials	456,530,225	—	—	456,530,225
Health Care	354,519,067	—	—	354,519,067
Industrials	340,082,823	—	—	340,082,823
Information Technology	538,996,424	—	—	538,996,424
Materials	110,581,758	—	—	110,581,758
Telecommunication Services	93,173,512	—	—	93,173,512
Utilities	102,015,387	—	—	102,015,387
Futures	439,794	—	—	439,794
Short-Term Investments	—	15,314,748	—	15,314,748

Total Assets	$3,027,692,444	$15,314,748	$—	$3,043,007,192

Total Liabilities	$—	$—	$—	$—

Total	$3,027,692,444	$15,314,748	$—	$3,043,007,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	439,794	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$439,794

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	949,657	—	—	949,657
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$949,657	$—	$—	$949,657

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	335,662	—	—	335,662
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$335,662	$—	$—	$335,662

The Portfolio held futures contracts with an average notional balance of approximately $11,942,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$40,387,481
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$136,672,409

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$858,361,373
Aggregate gross unrealized depreciation	(458,945,390)

Net unrealized appreciation	$399,415,983

Federal income tax cost of investments	$2,643,151,415

The Portfolio has a net capital loss carryforward of $10,964,703 of which $10,964,703 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $2,566,086,515)	$3,042,567,398
Dividends, interest and other receivables	3,852,560
Receivable from Separate Accounts for Trust shares sold	1,115,367
Receivable for securities sold	353,350
Due from broker for futures variation margin	103,600
Other assets	37,283

Total assets	3,048,029,558

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,605,486
Investment management fees payable	610,741
Distribution fees payable - Class IB	333,028
Administrative fees payable	251,156
Trustees’ fees payable	4,035
Accrued expenses	115,310

Total liabilities	3,919,756

NET ASSETS	$3,044,109,802

Net assets were comprised of:
Paid in capital	$2,624,108,164
Accumulated undistributed net investment income (loss)	23,293,273
Accumulated undistributed net realized gain (loss) on investments and futures	(80,212,312)
Unrealized appreciation (depreciation) on investments and futures	476,920,677

Net assets	$3,044,109,802

Class IA
Net asset value, offering and redemption price per share, $1,386,543,494 / 59,720,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.22

Class IB
Net asset value, offering and redemption price per share, $1,657,566,308 / 71,823,093 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.08

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$29,832,712
Interest	61

Total income	29,832,773

EXPENSES
Investment management fees	3,805,631
Distribution fees - Class IB	2,081,222
Administrative fees	1,564,013
Printing and mailing expenses	120,651
Custodian fees	45,479
Professional fees	36,962
Trustees’ fees	34,507
Miscellaneous	29,365

Total expenses	7,717,830

NET INVESTMENT INCOME (LOSS)	22,114,943

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,451,344
Futures	949,657

Net realized gain (loss)	8,401,001

Change in unrealized appreciation (depreciation) on:
Securities	139,863,103
Futures	335,662

Net change in unrealized appreciation (depreciation)	140,198,765

NET REALIZED AND UNREALIZED GAIN (LOSS)	148,599,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$170,714,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,114,943	$43,213,636
Net realized gain (loss) on investments and futures	8,401,001	(7,543,035)
Net change in unrealized appreciation (depreciation) on investments and futures	140,198,765	345,759,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	170,714,709	381,430,418

DIVIDENDS:
Dividends from net investment income
Class IA	—	(21,119,187)
Class IB	—	(21,423,776)

TOTAL DIVIDENDS	—	(42,542,963)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,937,024 and 5,100,072 shares, respectively ]	44,489,170	101,624,740
Capital shares issued in reinvestment of dividends [ 0 and 974,624 shares, respectively ]	—	21,119,187
Capital shares repurchased [ (3,970,432) and (8,956,337) shares, respectively ]	(91,059,375)	(179,138,292)

Total Class IA transactions	(46,570,205)	(56,394,365)

Class IB
Capital shares sold [ 4,306,293 and 9,653,689 shares, respectively ]	98,208,222	192,768,598
Capital shares issued in reinvestment of dividends [ 0 and 993,294 shares, respectively ]	—	21,423,776
Capital shares repurchased [ (7,333,485) and (13,741,577) shares, respectively ]	(167,136,326)	(271,942,095)

Total Class IB transactions	(68,928,104)	(57,749,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(115,498,309)	(114,144,086)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,216,400	224,743,369
NET ASSETS:
Beginning of period	2,988,893,402	2,764,150,033

End of period (a)	$3,044,109,802	$2,988,893,402

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$23,293,273	$1,178,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007		2006
Net asset value, beginning of period	$21.94	$19.44	$15.76	$26.05	$25.92		$23.52

Income (loss) from investment operations:
Net investment income (loss)	0.18 (e)	0.34 (e)	0.37 (e)	0.43 (e)	0.43	(e)	0.39 (e)
Net realized and unrealized gain (loss) on investments and futures	1.10	2.51	3.74	(10.07)	0.90	(z)	3.22

Total from investment operations	1.28	2.85	4.11	(9.64)	1.33		3.61

Less distributions:
Dividends from net investment income	—	(0.35)	(0.38)	(0.43)	(0.44)		(0.41)
Distributions from net realized gains	—	—	(0.05)	(0.22)	(0.76)		(0.80)

Total dividends and distributions	—	(0.35)	(0.43)	(0.65)	(1.20)		(1.21)

Net asset value, end of period	$23.22	$21.94	$19.44	$15.76	$26.05		$25.92

Total return (b)	5.83%	14.66%	26.18%	(37.16)%	5.22	%(z)	15.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,386,543	$1,354,694	$1,256,337	$1,030,854	$1,600,697		$1,615,477
Ratio of expenses to average net assets (a)	0.37%	0.37%	0.39%	0.39%	0.38%		0.35%
Ratio of net investment income (loss) to average net assets (a)	1.59%	1.70%	2.23%	1.99%	1.58%		1.58%
Portfolio turnover rate	1%	5%	9%	9%	4%		4%

Class IB	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007		2006
Net asset value, beginning of period	$21.83	$19.34	$15.68	$25.92	$25.79		$23.41

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.29 (e)	0.33 (e)	0.37 (e)	0.36	(e)	0.33 (e)
Net realized and unrealized gain (loss) on investments and futures	1.10	2.49	3.71	(10.01)	0.90	(z)	3.19

Total from investment operations	1.25	2.78	4.04	(9.64)	1.26		3.52

Less distributions:
Dividends from net investment income	—	(0.29)	(0.33)	(0.38)	(0.37)		(0.34)
Distributions from net realized gains	—	—	(0.05)	(0.22)	(0.76)		(0.80)

Total dividends and distributions	—	(0.29)	(0.38)	(0.60)	(1.13)		(1.14)

Net asset value, end of period	$23.08	$21.83	$19.34	$15.68	$25.92		$25.79

Total return (b)	5.73%	14.39%	25.85%	(37.32)%	4.97	%(z)	15.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,657,566	$1,634,200	$1,507,813	$1,193,767	$2,062,991		$2,142,776
Ratio of expenses to average net assets (a)	0.62%	0.62%	0.64%	0.64%	0.63%		0.60%
Ratio of net investment income (loss) to average net assets (a)	1.34%	1.45%	1.98%	1.72%	1.33%		1.33%
Portfolio turnover rate	1%	5%	9%	9%	4%		4%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

See Notes to Financial Statements.

EQ/EQUITY GROWTH PLUS PORTFOLIO (Unaduited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	25.7%
Consumer Discretionary	13.1
Industrials	12.8
Health Care	10.5
Energy	9.2
Consumer Staples	8.8
Materials	4.2
Financials	3.1
Telecommunication Services	1.3
Utilities	0.0 #
Cash and Other	11.3

100.0%

# less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,049.90	$3.76
Hypothetical (5% average return before expenses)	1,000.00	1,021.12	3.71
Class IB
Actual	1,000.00	1,048.80	5.03
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.74% and 0.99%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (0.8%)
BorgWarner, Inc.*	81,200	$6,560,148
Gentex Corp.	22,553	681,777
Goodyear Tire & Rubber Co.*	38,575	646,903
Johnson Controls, Inc.	166,916	6,953,721
Visteon Corp.*	445	30,442

		14,872,991

Automobiles (0.8%)
Ford Motor Co.*	739,916	10,203,442
Harley-Davidson, Inc.	37,328	1,529,328
Tesla Motors, Inc.*	101,586	2,959,200

		14,691,970

Distributors (0.1%)
Genuine Parts Co.	6,787	369,213
LKQ Corp.*	23,050	601,374

		970,587

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	79,659	3,479,505
DeVry, Inc.	8,835	522,414
H&R Block, Inc.	28,360	454,894
ITT Educational Services, Inc.*	4,429	346,525
Weight Watchers International, Inc.	4,580	345,653

		5,148,991

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*	6,341	257,952
Brinker International, Inc.	12,354	302,179
Chipotle Mexican Grill, Inc.*	4,912	1,513,829
Choice Hotels International, Inc.	378	12,610
Darden Restaurants, Inc.	21,553	1,072,477
Hyatt Hotels Corp., Class A*	358	14,614
International Game Technology	24,353	428,126
Las Vegas Sands Corp.*	266,659	11,255,676
Marriott International, Inc., Class A	43,944	1,559,573
McDonald’s Corp.	163,911	13,820,975
MGM Resorts International*	12,307	162,575
Panera Bread Co., Class A*	4,584	576,025
Royal Caribbean Cruises Ltd.*	11,901	447,954
Starbucks Corp.	336,421	13,285,265
Starwood Hotels & Resorts Worldwide, Inc.	118,419	6,636,201
Wynn Resorts Ltd.	12,516	1,796,547
Yum! Brands, Inc.	73,550	4,062,902

		57,205,480

Household Durables (0.1%)
Garmin Ltd.	1,157	38,216
Harman International Industries, Inc.	7,290	332,205
Leggett & Platt, Inc.	16,957	413,412
Tempur-Pedic International, Inc.*	10,815	733,473
Tupperware Brands Corp.	9,846	664,113

		2,181,419

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	134,515	$27,506,973
Expedia, Inc.	17,972	521,008
Netflix, Inc.*	8,297	2,179,539
priceline.com, Inc.*	7,843	4,015,067

		34,222,587

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,243	845,345
Mattel, Inc.	40,802	1,121,647
Polaris Industries, Inc.	5,115	568,634

		2,535,626

Media (2.7%)
Cablevision Systems Corp. - New York Group, Class A	34,318	1,242,655
CBS Corp., Class B	16,379	466,638
Charter Communications, Inc., Class A*	9,153	496,642
Comcast Corp., Class A	189,960	4,813,586
DIRECTV, Class A*	121,293	6,164,110
Discovery Communications, Inc., Class A*	44,009	1,802,609
DISH Network Corp., Class A*	23,747	728,320
Interpublic Group of Cos., Inc.	28,875	360,937
John Wiley & Sons, Inc., Class A	7,359	382,742
Lamar Advertising Co., Class A*	2,748	75,213
Liberty Global, Inc., Class A*	38,752	1,745,390
McGraw-Hill Cos., Inc.	39,618	1,660,390
Morningstar, Inc.	3,853	234,185
Omnicom Group, Inc.	44,412	2,138,882
Regal Entertainment Group, Class A	4,256	52,562
Scripps Networks Interactive, Inc., Class A	14,795	723,180
Sirius XM Radio, Inc.*	623,477	1,365,415
Thomson Reuters Corp.	28,049	1,053,520
Time Warner Cable, Inc.	53,144	4,147,358
Viacom, Inc., Class B	279,436	14,251,236
Virgin Media, Inc.	50,124	1,500,211
Walt Disney Co.	109,700	4,282,688

		49,688,469

Multiline Retail (0.4%)
Big Lots, Inc.*	4,087	135,484
Dollar General Corp.*	15,649	530,345
Dollar Tree, Inc.*	19,317	1,286,898
Family Dollar Stores, Inc.	19,321	1,015,512
Kohl’s Corp.	38,815	1,941,138
Macy’s, Inc.	8,344	243,978
Nordstrom, Inc.	25,765	1,209,409
Target Corp.	5,770	270,671

		6,633,435

Specialty Retail (2.1%)
Aaron’s, Inc.	9,218	260,501
Abercrombie & Fitch Co., Class A	11,930	798,356
Advance Auto Parts, Inc.	12,301	719,485

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

AutoNation, Inc.*	3,191	$116,823
AutoZone, Inc.*	4,210	1,241,318
Bed Bath & Beyond, Inc.*	39,358	2,297,326
CarMax, Inc.*	5,887	194,683
Chico’s FAS, Inc.	18,539	282,349
Dick’s Sporting Goods, Inc.*	14,880	572,136
DSW, Inc., Class A*	3,157	159,776
Guess?, Inc.	10,239	430,652
Home Depot, Inc.	388,631	14,076,215
Limited Brands, Inc.	42,055	1,617,015
O’Reilly Automotive, Inc.*	21,782	1,426,939
PetSmart, Inc.	17,914	812,758
Ross Stores, Inc.	18,564	1,487,348
Sally Beauty Holdings, Inc.*	13,899	237,673
Tiffany & Co.	97,277	7,638,190
TJX Cos., Inc.	60,997	3,204,172
Tractor Supply Co.	11,414	763,368
Ulta Salon Cosmetics & Fragrance, Inc.*	7,165	462,716
Urban Outfitters, Inc.*	18,997	534,766
Williams-Sonoma, Inc.	8,641	315,310

		39,649,875

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	68,082	4,352,482
Deckers Outdoor Corp.*	6,111	538,624
Fossil, Inc.*	8,267	973,191
Hanesbrands, Inc.*	15,251	435,416
NIKE, Inc., Class B	56,401	5,074,962
Phillips-Van Heusen Corp.	1,406	92,051
Polo Ralph Lauren Corp.	9,921	1,315,624
Under Armour, Inc., Class A*	5,752	444,687

		13,227,037

Total Consumer Discretionary		241,028,467

Consumer Staples (8.8%)
Beverages (3.1%)
Brown-Forman Corp., Class B	13,814	1,031,768
Coca-Cola Co.	513,201	34,533,295
Coca-Cola Enterprises, Inc.	39,334	1,147,766
Dr. Pepper Snapple Group, Inc.	34,972	1,466,376
Hansen Natural Corp.*	11,061	895,388
PepsiCo, Inc.	249,705	17,586,723

		56,661,316

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*	866	43,603
Costco Wholesale Corp.	69,014	5,606,697
Kroger Co.	71,764	1,779,747
Sysco Corp.	91,842	2,863,634
Walgreen Co.	136,523	5,796,767
Wal-Mart Stores, Inc.	213,049	11,321,424
Whole Foods Market, Inc.	96,829	6,143,800

		33,555,672

Food Products (0.8%)
Bunge Ltd.	5,979	412,252
Campbell Soup Co.	21,218	733,082
ConAgra Foods, Inc.	8,143	210,171
Corn Products International, Inc.	9,744	538,648

	Number of Shares	Value (Note 1)

Flowers Foods, Inc.	17,669	$389,414
General Mills, Inc.	76,045	2,830,395
Green Mountain Coffee Roasters, Inc.*	19,410	1,732,536
H.J. Heinz Co.	29,692	1,581,990
Hershey Co.	17,914	1,018,411
Hormel Foods Corp.	11,517	343,322
Kellogg Co.	36,342	2,010,439
McCormick & Co., Inc. (Non-Voting)	14,319	709,793
Mead Johnson Nutrition Co.	5,909	399,153
Sara Lee Corp.	76,723	1,456,970

		14,366,576

Household Products (1.6%)
Church & Dwight Co., Inc.	13,076	530,101
Clorox Co.	1,222	82,412
Colgate-Palmolive Co.	69,665	6,089,418
Kimberly-Clark Corp.	54,370	3,618,867
Procter & Gamble Co.	294,345	18,711,511

		29,032,309

Personal Products (0.2%)
Avon Products, Inc.	67,962	1,902,936
Estee Lauder Cos., Inc., Class A	17,826	1,875,117
Herbalife Ltd.	18,822	1,084,900

		4,862,953

Tobacco (1.3%)
Altria Group, Inc.	246,708	6,515,558
Philip Morris International, Inc.	254,256	16,976,673
Reynolds American, Inc.	16,151	598,395

		24,090,626

Total Consumer Staples		162,569,452

Energy (9.2%)
Energy Equipment & Services (3.3%)
Atwood Oceanics, Inc.*	2,560	112,973
Baker Hughes, Inc.	27,329	1,982,992
Cameron International Corp.*	28,529	1,434,723
CARBO Ceramics, Inc.	3,030	493,738
Core Laboratories N.V.	7,207	803,869
Diamond Offshore Drilling, Inc.	5,133	361,415
Dresser-Rand Group, Inc.*	12,604	677,465
FMC Technologies, Inc.*	37,966	1,700,497
Halliburton Co.	298,551	15,226,101
Helmerich & Payne, Inc.	13,959	922,969
McDermott International, Inc.*	32,426	642,359
Oceaneering International, Inc.	17,148	694,494
Oil States International, Inc.*	6,807	543,947
Patterson-UTI Energy, Inc.	2,713	85,758
Rowan Cos., Inc.*	3,325	129,043
RPC, Inc.	6,777	166,308
Schlumberger Ltd.	407,964	35,248,090
Superior Energy Services, Inc.*	12,586	467,444
Tidewater, Inc.	526	28,304

		61,722,489

Oil, Gas & Consumable Fuels (5.9%)
Alpha Natural Resources, Inc.*	158,147	7,186,200
Anadarko Petroleum Corp.	164,048	12,592,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Apache Corp.	17,446	$2,152,662
Arch Coal, Inc.	2,753	73,395
Brigham Exploration Co.*	18,497	553,615
Cabot Oil & Gas Corp.	16,505	1,094,447
Chevron Corp.	18,102	1,861,610
Cimarex Energy Co.	3,595	323,262
Cobalt International Energy, Inc.*	17,417	237,394
Concho Resources, Inc.*	16,332	1,500,094
Consol Energy, Inc.	35,805	1,735,826
Continental Resources, Inc.*	6,618	429,574
Denbury Resources, Inc.*	52,891	1,057,820
El Paso Corp.	114,315	2,309,163
EOG Resources, Inc.	42,407	4,433,652
EQT Corp.	8,319	436,914
EXCO Resources, Inc.	21,566	380,640
Exxon Mobil Corp.	608,311	49,504,349
Forest Oil Corp.*	14,096	376,504
Frontier Oil Corp.	16,867	544,973
Holly Corp.*	6,962	483,163
Kinder Morgan, Inc.	18,432	529,551
Kosmos Energy Ltd.*	4,375	74,288
Murphy Oil Corp.	4,677	307,092
Newfield Exploration Co.*	12,259	833,857
Noble Energy, Inc.	5,604	502,287
Occidental Petroleum Corp.	36,984	3,847,815
Peabody Energy Corp.	42,771	2,519,640
Petrohawk Energy Corp.*	39,740	980,386
Pioneer Natural Resources Co.	14,960	1,339,967
QEP Resources, Inc.	21,922	916,997
Quicksilver Resources, Inc.*	1,295	19,114
Range Resources Corp.	25,389	1,409,089
SandRidge Energy, Inc.*	64,780	690,555
SM Energy Co.	8,123	596,878
Southwestern Energy Co.*	54,962	2,356,771
Ultra Petroleum Corp.*	24,161	1,106,574
Whiting Petroleum Corp.*	18,543	1,055,282

		108,353,724

Total Energy		170,076,213

Financials (3.1%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	5,871	595,613
BlackRock, Inc.	7,188	1,378,730
Charles Schwab Corp.	158,613	2,609,184
Eaton Vance Corp.	18,766	567,296
Federated Investors, Inc., Class B	11,569	275,805
Franklin Resources, Inc.	22,888	3,004,966
Greenhill & Co., Inc.	4,689	252,362
Jefferies Group, Inc.	297,500	6,069,000
Lazard Ltd., Class A	17,523	650,103
LPL Investment Holdings, Inc.*	4,564	156,135
SEI Investments Co.	23,027	518,338
T. Rowe Price Group, Inc.	41,036	2,476,112
TD Ameritrade Holding Corp.	34,571	674,480
Waddell & Reed Financial, Inc., Class A	13,643	495,923

		19,724,047

	Number of Shares	Value (Note 1)

Commercial Banks (0.1%)
Wells Fargo & Co.	54,397	$1,526,380

Consumer Finance (0.3%)
American Express Co.	100,419	5,191,663
Discover Financial Services	8,535	228,311
Green Dot Corp., Class A*	3,495	118,760

		5,538,734

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	8,329	204,894
IntercontinentalExchange, Inc.*	11,616	1,448,631
Moody’s Corp.	250,889	9,621,593
MSCI, Inc., Class A*	18,981	715,204
NASDAQ OMX Group, Inc.*	2,387	60,391
NYSE Euronext	12,782	438,039

		12,488,752

Insurance (0.0%)
Erie Indemnity Co., Class A	4,371	309,117
Validus Holdings Ltd.	1,685	52,151

		361,268

Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	12,804	326,886
Boston Properties, Inc. (REIT)	18,884	2,004,725
Camden Property Trust (REIT)	7,995	508,642
Corporate Office Properties Trust/Maryland (REIT)	3,541	110,161
Digital Realty Trust, Inc. (REIT)	15,036	928,924
Equity Residential (REIT)	3,399	203,940
Essex Property Trust, Inc. (REIT)	2,874	388,823
Federal Realty Investment Trust (REIT)	7,434	633,228
Macerich Co. (REIT)	7,405	396,167
Plum Creek Timber Co., Inc. (REIT)	15,428	625,451
Public Storage (REIT)	20,899	2,382,695
Rayonier, Inc. (REIT)	12,819	837,722
Simon Property Group, Inc. (REIT)	37,864	4,400,933
UDR, Inc. (REIT)	2,282	56,023
Ventas, Inc. (REIT)	24,306	1,281,169
Vornado Realty Trust (REIT)	3,203	298,456
Weyerhaeuser Co. (REIT)	24,679	539,483

		15,923,428

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	46,158	1,159,027
Jones Lang LaSalle, Inc.	5,256	495,641

		1,654,668

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,567	61,974
People’s United Financial, Inc.	11,151	149,869

		211,843

Total Financials		57,429,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (10.5%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	29,043	$1,365,892
Amylin Pharmaceuticals, Inc.*	20,667	276,111
Biogen Idec, Inc.*	95,673	10,229,357
BioMarin Pharmaceutical, Inc.*	17,525	476,855
Celgene Corp.*	73,113	4,410,176
Dendreon Corp.*	257,440	10,153,434
Gilead Sciences, Inc.*	124,331	5,148,547
Human Genome Sciences, Inc.*	29,961	735,243
Myriad Genetics, Inc.*	13,548	307,675
Pharmasset, Inc.*	5,875	659,175
Regeneron Pharmaceuticals, Inc.*	11,517	653,129
United Therapeutics Corp.*	8,176	450,498
Vertex Pharmaceuticals, Inc.*	86,701	4,507,585

		39,373,677

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	81,097	4,840,680
Becton, Dickinson and Co.	34,557	2,977,777
C.R. Bard, Inc.	13,531	1,486,516
CareFusion Corp.*	11,051	300,256
Cooper Cos., Inc.	1,973	156,340
Covidien plc	41,820	2,226,078
DENTSPLY International, Inc.	9,074	345,538
Edwards Lifesciences Corp.*	18,118	1,579,527
Gen-Probe, Inc.*	7,420	513,093
Hill-Rom Holdings, Inc.	9,043	416,340
IDEXX Laboratories, Inc.*	9,060	702,694
Intuitive Surgical, Inc.*	6,207	2,309,687
Kinetic Concepts, Inc.*	7,924	456,660
Medtronic, Inc.	145,900	5,621,527
ResMed, Inc.*	24,160	747,752
Sirona Dental Systems, Inc.*	8,811	467,864
St. Jude Medical, Inc.	51,952	2,477,071
Stryker Corp.	49,528	2,906,798
Thoratec Corp.*	9,041	296,726
Varian Medical Systems, Inc.*	18,514	1,296,350

		32,125,274

Health Care Providers & Services (2.5%)
AMERIGROUP Corp.*	4,615	325,219
AmerisourceBergen Corp.	201,680	8,349,552
Brookdale Senior Living, Inc.*	13,390	324,708
Cardinal Health, Inc.	27,694	1,257,861
Catalyst Health Solutions, Inc.*	6,731	375,724
DaVita, Inc.*	15,087	1,306,685
Express Scripts, Inc.*	259,188	13,990,968
HCA Holdings, Inc.*	12,773	421,509
Health Management Associates, Inc., Class A*	40,004	431,243
Henry Schein, Inc.*	7,710	551,959
Laboratory Corp. of America Holdings*	15,829	1,532,089
Lincare Holdings, Inc.	246,912	7,227,114
McKesson Corp.	39,830	3,331,780
Medco Health Solutions, Inc.*	63,159	3,569,747
MEDNAX, Inc.*	7,604	548,933
Patterson Cos., Inc.	6,490	213,456
Quest Diagnostics, Inc.	22,821	1,348,721

	Number of Shares	Value (Note 1)

Tenet Healthcare Corp.*	4,256	$26,557
Universal Health Services, Inc., Class B	14,275	735,591

		45,869,416

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	24,226	470,469
Cerner Corp.*	164,656	10,062,128
Emdeon, Inc., Class A*	250	3,280

		10,535,877

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.*	54,977	2,809,875
Bruker Corp.*	13,387	272,559
Charles River Laboratories International, Inc.*	8,163	331,826
Covance, Inc.*	132,479	7,865,278
Illumina, Inc.*	19,452	1,461,818
Life Technologies Corp.*	2,457	127,936
Mettler-Toledo International, Inc.*	5,078	856,506
Pharmaceutical Product Development, Inc.	15,797	423,992
Techne Corp.	5,866	489,048
Thermo Fisher Scientific, Inc.*	88,800	5,717,832
Waters Corp.*	14,477	1,386,028

		21,742,698

Pharmaceuticals (2.4%)
Abbott Laboratories, Inc.	230,562	12,132,173
Allergan, Inc.	138,849	11,559,179
Eli Lilly and Co.	53,454	2,006,129
Endo Pharmaceuticals Holdings, Inc.*	18,414	739,690
Hospira, Inc.*	22,237	1,259,948
Johnson & Johnson	177,240	11,790,005
Mylan, Inc.*	62,803	1,549,350
Perrigo Co.	13,111	1,152,064
Warner Chilcott plc, Class A	24,437	589,665
Watson Pharmaceuticals, Inc.*	18,843	1,295,079

		44,073,282

Total Health Care		193,720,224

Industrials (12.8%)
Aerospace & Defense (3.9%)
Alliant Techsystems, Inc.	350	24,966
BE Aerospace, Inc.*	14,503	591,867
Boeing Co.	356,551	26,359,816
General Dynamics Corp.	120,300	8,964,756
Goodrich Corp.	8,069	770,590
Honeywell International, Inc.	124,329	7,408,765
Lockheed Martin Corp.	39,480	3,196,696
Precision Castparts Corp.	64,362	10,597,203
Rockwell Collins, Inc.	24,338	1,501,411
Spirit AeroSystems Holdings, Inc., Class A*	3,820	84,040
Textron, Inc.	2,535	59,851
TransDigm Group, Inc.*	7,897	720,127
United Technologies Corp.	136,782	12,106,575

		72,386,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	26,156	$2,062,139
Expeditors International of Washington, Inc.	33,551	1,717,476
FedEx Corp.	2,892	274,306
United Parcel Service, Inc., Class B	248,770	18,142,796
UTi Worldwide, Inc.	14,632	288,104

		22,484,821

Airlines (0.5%)
AMR Corp.*	24,776	133,790
Copa Holdings S.A., Class A	3,993	266,493
Delta Air Lines, Inc.*	287,408	2,635,531
Southwest Airlines Co.	22,021	251,480
United Continental Holdings, Inc.*	269,012	6,087,742

		9,375,036

Building Products (0.1%)
Armstrong World Industries, Inc.	331	15,080
Lennox International, Inc.	8,427	362,951
Masco Corp.	56,579	680,646

		1,058,677

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,049	40,523
Copart, Inc.*	9,394	437,760
Covanta Holding Corp.	1,170	19,293
Iron Mountain, Inc.	28,471	970,576
KAR Auction Services, Inc.*	906	17,133
Stericycle, Inc.*	13,563	1,208,735
Waste Connections, Inc.	15,721	498,827

		3,192,847

Construction & Engineering (0.1%)
Aecom Technology Corp.*	8,439	230,722
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,123	354,885
Fluor Corp.	27,534	1,780,348
KBR, Inc.	1,559	58,759

		2,424,714

Electrical Equipment (0.7%)
AMETEK, Inc.	25,407	1,140,774
Babcock & Wilcox Co.*	18,573	514,658
Cooper Industries plc	17,050	1,017,374
Emerson Electric Co.	118,747	6,679,519
General Cable Corp.*	4,280	182,242
GrafTech International Ltd.*	1,078	21,851
Polypore International, Inc.*	6,168	418,437
Rockwell Automation, Inc.	22,798	1,977,955
Roper Industries, Inc.	15,150	1,261,995
Thomas & Betts Corp.*	2,006	108,023

		13,322,828

Industrial Conglomerates (0.5%)
3M Co.	99,120	9,401,532
Carlisle Cos., Inc.	795	39,138

		9,440,670

	Number of Shares	Value (Note 1)

Machinery (4.4%)
Bucyrus International, Inc.	11,955	$1,095,795
Caterpillar, Inc.	155,746	16,580,719
Cummins, Inc.	31,002	3,208,397
Danaher Corp.	395,158	20,939,422
Deere & Co.	66,305	5,466,847
Donaldson Co., Inc.	12,052	731,315
Dover Corp.	22,933	1,554,857
Eaton Corp.	20,430	1,051,124
Flowserve Corp.	8,027	882,087
Gardner Denver, Inc.	8,260	694,253
Graco, Inc.	9,583	485,475
Harsco Corp.	1,125	36,675
IDEX Corp.	11,734	538,004
Illinois Tool Works, Inc.	65,813	3,717,776
Ingersoll-Rand plc	41,495	1,884,288
Joy Global, Inc.	16,555	1,576,698
Kennametal, Inc.	1,512	63,822
Lincoln Electric Holdings, Inc.	8,182	293,325
Manitowoc Co., Inc.	20,825	350,693
Navistar International Corp.*	6,197	349,883
Nordson Corp.	9,587	525,847
PACCAR, Inc.	57,737	2,949,783
Pall Corp.	18,346	1,031,596
Parker Hannifin Corp.	10,556	947,295
Snap-On, Inc.	1,666	104,092
SPX Corp.	2,209	182,596
Stanley Black & Decker, Inc.	88,000	6,340,400
Terex Corp.*	142,300	4,048,435
Timken Co.	11,659	587,614
Toro Co.	4,902	296,571
Valmont Industries, Inc.	3,590	346,040
WABCO Holdings, Inc.*	10,660	736,180
Wabtec Corp.	7,629	501,378

		80,099,282

Marine (0.0%)
Kirby Corp.*	6,013	340,757

Professional Services (0.5%)
Dun & Bradstreet Corp.	7,805	589,590
Equifax, Inc.	1,033	35,866
IHS, Inc., Class A*	7,806	651,176
Manpower, Inc.	115,200	6,180,480
Nielsen Holdings N.V.*	10,965	341,669
Robert Half International, Inc.	23,196	626,988
Towers Watson & Co., Class A	1,867	122,680
Verisk Analytics, Inc., Class A*	15,809	547,308

		9,095,757

Road & Rail (0.5%)
Con-way, Inc.	834	32,368
CSX Corp.	174,213	4,567,865
Hertz Global Holdings, Inc.*	38,630	613,444
J.B. Hunt Transport Services, Inc.	14,437	679,838
Kansas City Southern*	13,004	771,527
Landstar System, Inc.	7,565	351,621
Union Pacific Corp.	12,632	1,318,781

		8,335,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.2%)
Fastenal Co.	46,584	$1,676,558
MSC Industrial Direct Co., Class A	7,000	464,170
W.W. Grainger, Inc.	8,995	1,382,082
WESCO International, Inc.*	3,215	173,899

		3,696,709

Total Industrials		235,254,205

Information Technology (25.7%)
Communications Equipment (3.3%)
Acme Packet, Inc.*	37,049	2,598,247
Alcatel-Lucent (ADR)*	1,131,000	6,525,870
Ciena Corp.*	15,014	275,957
F5 Networks, Inc.*	12,814	1,412,744
Harris Corp.	5,406	243,594
JDS Uniphase Corp.*	35,805	596,511
Juniper Networks, Inc.*	239,115	7,532,123
Polycom, Inc.*	13,941	896,406
QUALCOMM, Inc.	704,446	40,005,488
Riverbed Technology, Inc.*	24,251	960,097

		61,047,037

Computers & Peripherals (6.0%)
Apple, Inc.*	248,889	83,544,571
Dell, Inc.*	190,552	3,176,502
EMC Corp.*	325,048	8,955,072
NCR Corp.*	19,694	372,020
NetApp, Inc.*	268,316	14,161,718
QLogic Corp.*	13,506	215,016

		110,424,899

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	27,830	1,502,542
Arrow Electronics, Inc.*	2,575	106,862
Dolby Laboratories, Inc., Class A*	8,394	356,409
FLIR Systems, Inc.	25,229	850,470
IPG Photonics Corp.*	4,355	316,652
Jabil Circuit, Inc.	25,125	507,525
National Instruments Corp.	14,348	425,992
Trimble Navigation Ltd.*	19,375	768,025

		4,834,477

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	26,841	844,686
eBay, Inc.*	99,414	3,208,090
Equinix, Inc.*	7,401	747,649
Google, Inc., Class A*	57,459	29,096,088
LinkedIn Corp., Class A*	1,422	128,108
Rackspace Hosting, Inc.*	16,281	695,850
VeriSign, Inc.	26,615	890,538
VistaPrint N.V.*	6,794	325,093
WebMD Health Corp.*	9,338	425,626

		36,361,728

IT Services (4.7%)
Accenture plc, Class A	216,897	13,104,917
Alliance Data Systems Corp.*	8,060	758,204
Automatic Data Processing, Inc.	78,943	4,158,717
Booz Allen Hamilton Holding Corp.*	1,748	33,404

	Number of Shares	Value (Note 1)

Broadridge Financial Solutions, Inc.	18,401	$442,912
Cognizant Technology Solutions Corp., Class A*	142,265	10,433,715
DST Systems, Inc.	816	43,085
Fiserv, Inc.*	18,174	1,138,238
FleetCor Technologies, Inc.*	2,344	69,476
Gartner, Inc.*	15,367	619,137
Genpact Ltd.*	15,439	266,168
Global Payments, Inc.	12,647	644,997
International Business Machines Corp.	217,540	37,318,987
Lender Processing Services, Inc.	13,129	274,527
Mastercard, Inc., Class A	16,945	5,106,206
NeuStar, Inc., Class A*	11,657	305,413
Paychex, Inc.	46,964	1,442,734
SAIC, Inc.*	14,675	246,834
Teradata Corp.*	26,668	1,605,414
VeriFone Systems, Inc.*	112,017	4,967,954
Visa, Inc., Class A	26,684	2,248,394
Western Union Co.	99,887	2,000,737

		87,230,170

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	8,634	364,096

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	97,115	678,834
Altera Corp.	143,206	6,637,598
Analog Devices, Inc.	47,337	1,852,770
Applied Materials, Inc.	13,121	170,704
Atmel Corp.*	67,654	951,892
Avago Technologies Ltd.	30,223	1,148,474
Broadcom Corp., Class A*	195,493	6,576,384
Cree, Inc.*	1,021	34,295
Cypress Semiconductor Corp.*	26,024	550,147
First Solar, Inc.*	9,406	1,244,132
Freescale Semiconductor Holdings I Ltd.*	4,272	78,562
Intersil Corp., Class A	9,890	127,086
KLA-Tencor Corp.	20,506	830,083
Lam Research Corp.*	19,667	870,855
Linear Technology Corp.	35,979	1,188,027
LSI Corp.*	28,909	205,832
Maxim Integrated Products, Inc.	46,661	1,192,655
MEMC Electronic Materials, Inc.*	21,560	183,907
Microchip Technology, Inc.	30,094	1,140,863
Micron Technology, Inc.*	698,900	5,227,772
National Semiconductor Corp.	37,469	922,112
NVIDIA Corp.*	94,837	1,511,228
ON Semiconductor Corp.*	70,263	735,654
PMC-Sierra, Inc.*	2,182	16,518
Silicon Laboratories, Inc.*	6,310	260,351
Skyworks Solutions, Inc.*	29,891	686,895
Texas Instruments, Inc.	116,485	3,824,203
Varian Semiconductor Equipment Associates, Inc.*	11,915	732,058
Xilinx, Inc.	41,965	1,530,463

		41,110,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Software (7.2%)
Adobe Systems, Inc.*	79,692	$2,506,313
ANSYS, Inc.*	14,505	792,988
Ariba, Inc.*	15,257	525,909
Autodesk, Inc.*	36,306	1,401,412
BMC Software, Inc.*	27,939	1,528,263
Cadence Design Systems, Inc.*	42,495	448,747
Check Point Software Technologies Ltd.*	202,000	11,483,700
Citrix Systems, Inc.*	29,700	2,376,000
Compuware Corp.*	25,283	246,762
Electronic Arts, Inc.*	52,523	1,239,543
FactSet Research Systems, Inc.	7,289	745,811
Fortinet, Inc.*	18,945	517,009
Informatica Corp.*	16,712	976,482
Intuit, Inc.*	47,802	2,479,012
MICROS Systems, Inc.*	12,816	637,083
Microsoft Corp.	1,172,310	30,480,060
Nuance Communications, Inc.*	37,639	808,109
Oracle Corp.	1,082,074	35,611,055
Red Hat, Inc.*	216,795	9,950,891
Rovi Corp.*	17,843	1,023,475
Salesforce.com, Inc.*	97,954	14,593,187
Solera Holdings, Inc.	11,162	660,344
Symantec Corp.*	119,362	2,353,819
Synopsys, Inc.*	1,602	41,187
TIBCO Software, Inc.*	26,217	760,817
VMware, Inc., Class A*	86,687	8,688,638

		132,876,616

Total Information Technology		474,249,377

Materials (4.2%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	33,475	3,199,540
Airgas, Inc.	12,401	868,566
Albemarle Corp.	14,486	1,002,431
Celanese Corp.	24,681	1,315,744
CF Industries Holdings, Inc.	9,430	1,335,948
E.I. du Pont de Nemours & Co.	146,714	7,929,892
Eastman Chemical Co.	11,230	1,146,246
Ecolab, Inc.	36,651	2,066,383
FMC Corp.	11,334	974,951
Huntsman Corp.	5,949	112,139
International Flavors & Fragrances, Inc.	12,700	815,848
Intrepid Potash, Inc.*	8,270	268,775
Kronos Worldwide, Inc.	3,445	108,345
Lubrizol Corp.	10,157	1,363,780
LyondellBasell Industries N.V., Class A	3,364	129,581
Monsanto Co.	84,672	6,142,107
Mosaic Co.	43,529	2,948,219
Nalco Holding Co.	19,439	540,599
PPG Industries, Inc.	24,985	2,268,388
Praxair, Inc.	47,928	5,194,916
Rockwood Holdings, Inc.*	10,255	566,999
Scotts Miracle-Gro Co., Class A	6,201	318,173
Sherwin-Williams Co.	14,179	1,189,193
Sigma-Aldrich Corp.	19,247	1,412,345
Solutia, Inc.*	19,322	441,508
Valspar Corp.	1,927	69,488

	Number of Shares	Value (Note 1)

W.R. Grace & Co.*	10,443	$476,514
Westlake Chemical Corp.	664	34,462

		44,241,080

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,378	270,139

Containers & Packaging (0.2%)
Ball Corp.	26,537	1,020,613
Crown Holdings, Inc.*	24,635	956,331
Packaging Corp. of America	14,562	407,590
Rock-Tenn Co., Class A	10,944	726,025
Silgan Holdings, Inc.	7,819	320,344
Temple-Inland, Inc.	4,452	132,403

		3,563,306

Metals & Mining (1.6%)
AK Steel Holding Corp.	3,507	55,270
Allegheny Technologies, Inc.	16,767	1,064,201
Allied Nevada Gold Corp.*	14,097	498,611
Carpenter Technology Corp.	6,956	401,222
Cliffs Natural Resources, Inc.	21,430	1,981,204
Compass Minerals International, Inc.	5,194	447,048
Freeport-McMoRan Copper & Gold, Inc.	378,354	20,014,927
Molycorp, Inc.*	8,855	540,686
Reliance Steel & Aluminum Co.	1,716	85,199
Royal Gold, Inc.	8,585	502,823
Schnitzer Steel Industries, Inc., Class A	1,005	57,888
Southern Copper Corp.	26,859	882,855
Steel Dynamics, Inc.	25,178	409,143
SXC Health Solutions Corp.*	9,777	576,061
Titanium Metals Corp.	7,192	131,757
Walter Energy, Inc.	9,842	1,139,704

		28,788,599

Paper & Forest Products (0.0%)
International Paper Co.	14,643	436,654

Total Materials		77,299,778

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.7%)
tw telecom, Inc.*	20,352	417,826
Verizon Communications, Inc.	301,007	11,206,491
Windstream Corp.	44,720	579,571

		12,203,888

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	62,658	3,278,893
Clearwire Corp., Class A*	24,608	93,018
Crown Castle International Corp.*	45,883	1,871,568
MetroPCS Communications, Inc.*	290,872	5,005,907
NII Holdings, Inc.*	23,528	997,117
SBA Communications Corp., Class A*	17,906	683,830

		11,930,333

Total Telecommunication Services		24,134,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	8,064	$578,753

Gas Utilities (0.0%)
National Fuel Gas Co.	1,908	138,902
Oneok, Inc.	1,270	93,993

		232,895

Water Utilities (0.0%)
Aqua America, Inc.	2,253	49,521

Total Utilities		861,169

Total Common Stocks (88.7%) (Cost $1,186,513,208)		1,636,622,226

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment (10.4%)
BlackRock Liquidity Funds TempFund 0.08% ‡	192,031,587	192,031,587

	Principal Amount	Value (Note 1)

Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$1,097,587	$1,097,587

Total Short-Term Investments (10.5%) (Cost $193,129,174)		193,129,174

Total Investments (99.2%) (Cost $1,379,642,382)		1,829,751,400
Other Assets Less Liabilities (0.8%)		15,440,040

Net Assets (100%)		$1,845,191,440

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR—	American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$262,908,306	$73,761,734	$144,638,453	$192,031,587	$13,596	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	900	September-11	$40,942,980	$41,778,000	$835,020
S&P 500 E-Mini Index	2,532	September-11	162,358,702	166,542,300	4,183,598

					$5,018,618

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$241,028,467	$—	$—	$241,028,467
Consumer Staples	162,569,452	—	—	162,569,452
Energy	170,076,213	—	—	170,076,213
Financials	57,429,120	—	—	57,429,120
Health Care	193,720,224	—	—	193,720,224
Industrials	235,254,205	—	—	235,254,205
Information Technology	474,249,377	—	—	474,249,377
Materials	77,299,778	—	—	77,299,778
Telecommunication Services	24,134,221	—	—	24,134,221
Utilities	861,169	—	—	861,169
Futures	5,018,618	—	—	5,018,618
Short-Term Investments	—	193,129,174	—	193,129,174

Total Assets	$1,641,640,844	$193,129,174	$—	$1,834,770,018

Total Liabilities	$—	$—	$—	$—

Total	$1,641,640,844	$193,129,174	$—	$1,834,770,018

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	5,018,618	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$5,018,618

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	17,132,529	—	—	17,132,529
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$17,132,529	$—	$—	$17,132,529

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,981,005)	—	—	(1,981,005)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,981,005)	$—	$—	$(1,981,005)

The Portfolio held futures contracts with an average notional value of approximately $254,429,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$373,228,140
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$425,374,150

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,805,429
Aggregate gross unrealized depreciation	(6,348,430)

Net unrealized appreciation	$443,456,999

Federal income tax cost of investments	$1,386,294,401

For the six months ended June 30, 2011, the Portfolio incurred approximately $1,360 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $649,669,221 of which $204,648,686 expires in the year 2016 and $445,020,535 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $192,031,587)	$192,031,587
Unaffiliated Issuers (Cost $1,187,610,795)	1,637,719,813
Cash held as collateral at broker	13,478,000
Receivable for securities sold	7,307,806
Due from broker for futures variation margin	1,908,744
Dividends, interest and other receivables	1,330,667
Receivable from Separate Accounts for Trust shares sold	625,279
Receivable from investment sub-advisor	24,670
Other assets	30,731

Total assets	1,854,457,297

LIABILITIES
Overdraft payable	298
Payable for securities purchased	6,536,571
Investment management fees payable	1,105,607
Payable to Separate Accounts for Trust shares redeemed	1,030,908
Distribution fees payable - Class IB	356,907
Administrative fees payable	233,107
Trustees’ fees payable	2,459

Total liabilities	9,265,857

NET ASSETS	$1,845,191,440

Net assets were comprised of:
Paid in capital	$1,980,958,405
Accumulated undistributed net investment income (loss)	2,038,839
Accumulated undistributed net realized gains (losses) on investments and futures	(592,933,440)
Net unrealized appreciation (depreciation) on investments and futures	455,127,636

Net assets	$1,845,191,440

Class IA
Net asset value, offering and redemption price per share, $66,272,977 / 4,202,106 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.77

Class IB
Net asset value, offering and redemption price per share, $1,778,918,463 / 113,422,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($13,596 of dividend income received from affiliates) (net of $1,478 foreign withholding tax)	$10,929,043

EXPENSES
Investment management fees	4,715,078
Distribution fees - Class IB	2,273,368
Administrative fees	1,463,911
Recoupment fees	729,755
Printing and mailing expenses	77,552
Custodian fees	36,941
Professional fees	27,899
Trustees’ fees	21,668
Miscellaneous	16,513

Gross expenses	9,362,685
Less: Reimbursement from sub-advisor	(80,905)

Net expenses	9,281,780

NET INVESTMENT INCOME (LOSS)	1,647,263

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,264,940
Futures	17,132,529

Net realized gain (loss)	70,397,469

Change in unrealized appreciation (depreciation) on:
Securities	22,523,463
Futures	(1,981,005)

Net change in unrealized appreciation (depreciation)	20,542,458

NET REALIZED AND UNREALIZED GAIN (LOSS)	90,939,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,587,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,647,263	$4,792,320
Net realized gain (loss) on investments, futures and foreign currency transactions and net distribution of realized gain received from underlying portfolios	70,397,469	170,207,170
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency transactions	20,542,458	82,564,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	92,587,190	257,563,624

DIVIDENDS:
Dividends from net investment income
Class IA	—	(347,807)
Class IB	—	(4,983,017)

TOTAL DIVIDENDS	—	(5,330,824)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 211,617 and 592,500 shares, respectively ]	3,300,664	7,899,964
Capital shares issued in reinvestment of dividends [ 0 and 23,739 shares, respectively ]	—	347,807
Capital shares repurchased [ (468,120) and (1,062,305) shares, respectively ]	(7,366,806)	(14,216,824)

Total Class IA transactions	(4,066,142)	(5,969,053)

Class IB
Capital shares sold [ 890,064 and 2,670,521 shares, respectively ]	13,850,035	35,213,502
Capital shares issued in reinvestment of dividends [ 0 and 347,390 shares, respectively ]	—	4,983,017
Capital shares repurchased [ (10,349,558) and (22,959,359) shares, respectively ]	(160,805,775)	(303,943,333)

Total Class IB transactions	(146,955,740)	(263,746,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(151,021,882)	(269,715,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,434,692)	(17,483,067)
NET ASSETS:
Beginning of period	1,903,626,132	1,921,109,199

End of period (a)	$1,845,191,440	$1,903,626,132

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,038,839	$391,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$15.02	$13.07	$10.34	$17.70	$16.90	$15.86

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.07 (e)	0.13 (e)	0.12 (e)	0.09 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72	1.96	2.73	(7.17)	2.30	1.42

Total from investment operations	0.75	2.03	2.86	(7.05)	2.39	1.49

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)	(0.16)	(0.08)	(0.07)
Distributions from net realized gains	—	—	—	(0.13)	(1.51)	(0.38)
Return of capital	—	—	—	(0.02)	—	—

Total dividends and distributions	—	(0.08)	(0.13)	(0.31)	(1.59)	(0.45)

Net asset value, end of period	$15.77	$15.02	$13.07	$10.34	$17.70	$16.90

Total return (b)	4.99%	15.53%	27.71%	(40.15)%	14.33%	9.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,273	$66,946	$64,128	$72,928	$1,968,509	$1,406,085
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.74%	0.74%	0.80%	0.90%	0.90%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.74%	0.74%	0.72%	0.90%	0.90%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)	0.75%	0.75%	0.80%	0.98%	0.98%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.41%	0.50%	1.09%	0.75%	0.50%	0.46%
After waivers, reimbursements and fees paid indirectly (a)	0.41%	0.50%	1.17%	0.76%	0.50%	0.46%
Before waivers, reimbursements and fees paid indirectly (a)	0.40%	0.49%	1.08%	0.67%	0.42%	0.40%
Portfolio turnover rate	22%	41%	157%	89%	71%	66%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008	2007	2006
Net asset value, beginning of period	$14.95	$13.00	$10.26		$17.56	$16.78	$15.75

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.03 (e)	0.10	(e)	0.07 (e)	0.05 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72	1.96	2.74		(7.08)	2.27	1.41

Total from investment operations	0.73	1.99	2.84		(7.01)	2.32	1.44

Less distributions:
Dividends from net investment income	—	(0.04)	(0.10)		(0.14)	(0.03)	(0.03)
Distributions from net realized gains	—	—	—		(0.13)	(1.51)	(0.38)
Return of capital	—	—	—		(0.02)	—	—

Total dividends and distributions	—	(0.04)	(0.10)		(0.29)	(1.54)	(0.41)

Net asset value, end of period	$15.68	$14.95	$13.00		$10.26	$17.56	$16.78

Total return (b)	4.88%	15.32%	27.70%		(40.32)%	14.08%	9.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,778,918	$1,836,680	$1,856,981		$1,590,410	$2,628,736	$2,250,340
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.99%	0.99%	1.05	%(c)	1.15%	1.15%	1.15%
After waivers, reimbursements and fees paid indirectly (a)	0.99%	0.99%	0.97	%(c)	1.15%	1.15%	1.14%
Before waivers, reimbursements and fees paid indirectly (a)	1.00%	1.00%	1.05	%(c)	1.23%	1.23%	1.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.17%	0.26%	0.84%		0.52%	0.26%	0.20%
After waivers, reimbursements and fees paid indirectly (a)	0.17%	0.26%	0.92%		0.52%	0.26%	0.21%
Before waivers, reimbursements and fees paid indirectly (a)	0.16%	0.25%	0.83%		0.44%	0.18%	0.15%
Portfolio turnover rate	22%	41%	157%		89%	71%	66%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/FRANKLIN CORE BALANCED PORTFOLIO (Unaudited)

Distribution of Assets by Sector As of 6/30/2011	% of Net Assets
Equities & Warrants	40.7%
Corporate Bonds	30.7
Government Securities	16.3
Convertible Preferred Stocks	2.3
Preferred Stocks	1.8
Convertible Bonds	0.4
Asset-Backed and Mortgage-Backed Securities	0.2
Cash and Other	7.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,051.30	$4.22
Hypothetical (5% average return before expenses)	1,000.00	1,020.68	4.16
Class IB
Actual	1,000.00	1,050.20	5.49
Hypothetical (5% average return before expenses)	1,000.00	1,019.44	5.41

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.83% and 1.08%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.2%)
Non-Agency CMO (0.2%)
Banc of America Large Loan, Inc.,
Series 2010-HLTN
1.937%, 11/15/15 (l)§	$2,925,960	$2,714,532

Total Asset-Backed and Mortgage-Backed Securities		2,714,532

Convertible Bonds (0.4%)
Financials (0.4%)
Real Estate Investment Trusts (REITs) (0.4%)
iStar Financial, Inc.
0.805%, 10/1/12 (l)	4,500,000	4,050,000

Total Financials		4,050,000

Total Convertible Bonds		4,050,000

Corporate Bonds (30.7%)
Consumer Discretionary (3.4%)
Auto Components (0.2%)
Allison Transmission, Inc. Term Loan
2.940%, 8/7/14 (l)	2,591,644	2,539,407
Johnson Controls, Inc.
1.750%, 3/1/14	150,000	151,243

		2,690,650

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	69,000	76,761
Motors Liquidation Co.
0.000%, 12/31/49	200,000	1,300

		78,061

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,103,750
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16§	800,000	826,000
10.750%, 1/15/17 PIK§	1,200,000	1,302,000
ClubCorp Club Operations, Inc.
10.000%, 12/1/18§	2,000,000	1,980,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	158,728
MGM Resorts International
6.750%, 4/1/13	2,000,000	2,005,000
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	145,600

		7,521,078

Household Durables (0.3%)
Fortune Brands, Inc.
5.375%, 1/15/16	50,000	54,179
KB Home
5.750%, 2/1/14	4,000,000	3,900,000

		3,954,179

Media (2.0%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	2,000,000	2,145,000

	Principal Amount	Value (Note 1)

CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19§	$1,000,000	$1,027,500
8.125%, 4/30/20	2,800,000	3,024,000
6.500%, 4/30/21	1,000,000	986,250
Cequel Communications Holdings I LLC
8.625%, 11/15/17§	2,000,000	2,080,000
Clear Channel Communications, Inc.
9.000%, 3/1/21§	2,000,000	1,915,000
Term Loan B 3.841%, 11/13/15 (l)	4,490,422	3,783,180
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,200,000	1,308,000
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	100,000	112,004
9.455%, 11/15/22	25,000	34,779
Comcast Corp.
5.300%, 1/15/14	150,000	164,502
5.900%, 3/15/16	50,000	56,916
6.500%, 1/15/17	94,000	109,558
5.150%, 3/1/20	150,000	161,504
COX Communications, Inc.
7.125%, 10/1/12	100,000	107,253
Dex One Corp.
12.000%, 1/29/17 PIK	2,514,084	1,087,341
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	218,925
3.500%, 3/1/16	300,000	309,664
Discovery Communications LLC
5.050%, 6/1/20	100,000	105,890
NBCUniversal Media LLC
3.650%, 4/30/15§	100,000	104,991
4.375%, 4/1/21§	100,000	98,955
News America, Inc.
5.300%, 12/15/14	80,000	89,176
8.000%, 10/17/16	100,000	122,887
SuperMedia, Inc.
Term Loan
11.000%, 12/31/15	1,042,503	626,619
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	279,923
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	273,130
7.500%, 4/1/14	100,000	115,206
8.250%, 4/1/19	170,000	212,024
Time Warner, Inc.
4.700%, 1/15/21	250,000	253,294
Viacom, Inc.
3.500%, 4/1/17	68,000	69,177
Visant Corp.
10.000%, 10/1/17	1,900,000	1,966,500
Walt Disney Co.
4.500%, 12/15/13	150,000	162,802

		23,111,950

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	100,000	109,997
Nordstrom, Inc.
6.750%, 6/1/14	250,000	286,098
Target Corp.
6.000%, 1/15/18	200,000	231,117

		627,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	$100,000	$95,555
Best Buy Co., Inc. 3.750%, 3/15/16	50,000	50,240
Gap, Inc. 5.950%, 4/12/21	50,000	48,035
Home Depot, Inc. 5.400%, 3/1/16	105,000	117,329
Lowe’s Cos., Inc. 5.400%, 10/15/16	100,000	115,329
Staples, Inc. 9.750%, 1/15/14	200,000	238,098

		664,586

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2 2.850%, 6/1/16	100,000	100,783

Total Consumer Discretionary		38,748,499

Consumer Staples (1.1%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	425,000	474,613
7.750%, 1/15/19	50,000	62,902
5.375%, 1/15/20	250,000	275,400
4.375%, 2/15/21	25,000	25,564
Bottling Group LLC
4.625%, 11/15/12	61,000	64,281
6.950%, 3/15/14	150,000	171,954
Coca-Cola Co.
0.750%, 11/15/13	200,000	198,984
3.150%, 11/15/20	100,000	96,002
Coca-Cola Refreshments USA, Inc. 7.375%, 3/3/14	56,000	65,049
Diageo Capital plc 5.500%, 9/30/16	213,000	241,393
Diageo Finance B.V. 5.300%, 10/28/15	95,000	107,226
Dr. Pepper Snapple Group, Inc. 2.900%, 1/15/16	50,000	50,598
PepsiCo, Inc.
5.000%, 6/1/18	250,000	276,917
7.900%, 11/1/18	144,000	185,580

		2,296,463

Food & Staples Retailing (0.4%)
Costco Wholesale Corp. 5.500%, 3/15/17	92,000	106,873
CVS Caremark Corp. 5.750%, 6/1/17	250,000	280,794
Kroger Co. 6.150%, 1/15/20	150,000	172,773
Safeway, Inc.
5.000%, 8/15/19	30,000	31,398
3.950%, 8/15/20	100,000	97,249
SUPERVALU, Inc. 8.000%, 5/1/16	3,300,000	3,366,000

	Principal Amount	Value (Note 1)

Wal-Mart Stores, Inc.
1.625%, 4/15/14	$100,000	$101,320
5.375%, 4/5/17	200,000	227,947
3.625%, 7/8/20	100,000	98,272
3.250%, 10/25/20	100,000	95,131

		4,577,757

Food Products (0.3%)
Bunge Ltd. Finance Corp. 4.100%, 3/15/16	150,000	156,251
Dean Foods Co. 9.750%, 12/15/18§	1,000,000	1,062,500
General Mills, Inc.
1.550%, 5/16/14	100,000	100,688
5.650%, 2/15/19	250,000	282,272
JBS USA LLC/JBS USA 11.625%, 5/1/14	1,000,000	1,150,000
Kellogg Co. 3.250%, 5/21/18	200,000	201,124
Kraft Foods, Inc.
4.125%, 2/9/16	250,000	267,324
6.125%, 8/23/18	150,000	172,021
5.375%, 2/10/20	200,000	218,639

		3,610,819

Household Products (0.1%)
Colgate-Palmolive Co. 1.250%, 5/1/14	150,000	150,952
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	59,014
3.625%, 8/1/20	50,000	49,758
Procter & Gamble Co. 4.700%, 2/15/19	350,000	386,238
Reynolds Group Issuer, Inc. 8.250%, 2/15/21§	400,000	374,000

		1,019,962

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	113,000	148,496
9.250%, 8/6/19	200,000	260,789
Philip Morris International, Inc.
4.875%, 5/16/13	250,000	268,182
5.650%, 5/16/18	63,000	70,855

		748,322

Total Consumer Staples		12,253,323

Energy (3.5%)
Energy Equipment & Services (0.3%)
Ensco plc 3.250%, 3/15/16	100,000	101,535
Expro Finance Luxembourg S.C.A. 8.500%, 12/15/16§	1,000,000	965,000
SESI LLC 6.875%, 6/1/14	2,000,000	2,025,000
Transocean, Inc. 4.950%, 11/15/15	150,000	162,263
Weatherford International Ltd.
5.500%, 2/15/16	75,000	82,206
9.625%, 3/1/19	100,000	129,144

		3,465,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp. 5.950%, 9/15/16	$180,000	$202,606
Antero Resources Finance Corp. 9.375%, 12/1/17	1,000,000	1,075,000
Apache Corp. 5.625%, 1/15/17	150,000	172,986
ATP Oil & Gas Corp. 11.875%, 5/1/15	1,500,000	1,522,500
Canadian Natural Resources Ltd. 5.700%, 5/15/17	100,000	113,787
Cenovus Energy, Inc. 5.700%, 10/15/19	240,000	271,957
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,115,000
6.875%, 8/15/18	800,000	840,000
7.250%, 12/15/18	6,000,000	6,540,000
6.875%, 11/15/20	1,300,000	1,373,125
Chevron Corp. 3.950%, 3/3/14	200,000	215,527
ConocoPhillips 4.600%, 1/15/15	250,000	276,137
Consol Energy, Inc. 8.250%, 4/1/20	1,400,000	1,526,000
Ecopetrol S.A. 7.625%, 7/23/19	50,000	59,875
El Paso Corp. 7.750%, 1/15/32	1,700,000	1,977,562
Enbridge, Inc. 5.600%, 4/1/17	250,000	280,529
EnCana Corp. 4.750%, 10/15/13	90,000	96,841
EnCana Holdings Finance Corp. 5.800%, 5/1/14	292,000	324,558
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17§	1,000,000	1,065,000
Enterprise Products Operating LLC 3.200%, 2/1/16	500,000	507,913
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,823
4.100%, 2/1/21	100,000	98,766
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	425,000	491,400
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,844,500
Marathon Petroleum Corp. 5.125%, 3/1/21§	50,000	51,402
Nabors Industries, Inc. 6.150%, 2/15/18	290,000	320,597
Noble Holding International Ltd. 4.625%, 3/1/21	50,000	50,881
Occidental Petroleum Corp. 4.125%, 6/1/16	100,000	108,709
ONEOK Partners LP 8.625%, 3/1/19	100,000	127,132
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	328,952
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	242,183
5.750%, 1/20/20	265,000	282,690

	Principal Amount		Value (Note 1)

PetroHawk Energy Corp. 7.875%, 6/1/15		$2,200,000	$2,304,500
Plains All American Pipeline LP
6.500%, 5/1/18		40,000	45,307
SandRidge Energy, Inc.
9.875%, 5/15/16§		2,000,000	2,195,000
8.000%, 6/1/18§		3,000,000	3,060,000
Shell International Finance B.V.
4.000%, 3/21/14		465,000	500,621
Statoil ASA
3.125%, 8/17/17		250,000	252,189
5.250%, 4/15/19		25,000	27,742
Suncor Energy, Inc. 6.100%, 6/1/18		165,000	187,652
Total Capital S.A.
3.000%, 6/24/15		100,000	104,039
3.125%, 10/2/15		100,000	104,354
TransCanada PipeLines Ltd.
7.125%, 1/15/19		118,000	144,611
3.800%, 10/1/20		100,000	98,936
Valero Energy Corp. 6.125%, 2/1/20		150,000	164,840
W&T Offshore, Inc. 8.500%, 6/15/19§		1,600,000	1,620,000
Williams Cos., Inc. 7.875%, 9/1/21		150,000	185,918
Williams Partners LP
5.250%, 3/15/20		100,000	105,281
4.125%, 11/15/20		100,000	95,989

			35,717,917

Total Energy			39,183,065

Financials (8.3%)
Capital Markets (0.8%)
Ameriprise Financial, Inc. 5.300%, 3/15/20		100,000	107,197
Bank of New York Mellon Corp.
5.125%, 8/27/13		63,000	68,387
4.300%, 5/15/14		300,000	324,289
4.150%, 2/1/21		100,000	99,700
Bear Stearns Cos. LLC 6.400%, 10/2/17		155,000	176,845
Boparan Finance plc
9.750%, 4/30/18§	EUR	900,000	1,246,404
9.875%, 4/30/18§	GBP	1,000,000	1,532,727
Charles Schwab Corp. 4.950%, 6/1/14		$100,000	109,643
Credit Suisse Guernsey Ltd. 5.860%, 5/29/49 (l)		50,000	47,775
Deutsche Bank AG/London
4.875%, 5/20/13		416,000	441,937
3.250%, 1/11/16		100,000	101,187
6.000%, 9/1/17		150,000	167,362
Goldman Sachs Group, Inc.
5.450%, 11/1/12		150,000	158,532
5.250%, 10/15/13		313,000	335,830
6.000%, 5/1/14		250,000	274,240
5.125%, 1/15/15		84,000	90,140
5.350%, 1/15/16		83,000	89,565
3.625%, 2/7/16		85,000	85,923
5.750%, 10/1/16		130,000	141,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

5.625%, 1/15/17	$215,000	$227,607
6.150%, 4/1/18	600,000	653,006
Jefferies Group, Inc. 8.500%, 7/15/19	100,000	118,269
Merrill Lynch & Co., Inc. 6.400%, 8/28/17	150,000	163,737
Morgan Stanley
5.750%, 8/31/12	150,000	157,903
5.300%, 3/1/13	82,000	86,699
2.875%, 1/24/14	100,000	101,192
4.750%, 4/1/14	75,000	78,179
4.200%, 11/20/14	275,000	285,591
6.000%, 4/28/15	250,000	271,017
3.800%, 4/29/16	100,000	98,839
5.450%, 1/9/17	251,000	265,439
6.625%, 4/1/18	250,000	275,398
7.300%, 5/13/19	200,000	226,805
5.750%, 1/25/21	250,000	252,957
Nomura Holdings, Inc.
5.000%, 3/4/15	75,000	79,076
4.125%, 1/19/16	150,000	151,906
State Street Corp. 2.875%, 3/7/16	50,000	50,723
4.375%, 3/7/21	150,000	151,977

		9,295,497

Commercial Banks (3.6%)
Bank of Montreal
1.750%, 4/29/14	100,000	100,768
Bank of Nova Scotia
3.400%, 1/22/15	250,000	262,644
2.900%, 3/29/16	100,000	102,145
Barclays Bank plc
2.375%, 1/13/14	150,000	151,781
5.200%, 7/10/14	250,000	270,444
6.750%, 5/22/19	225,000	252,574
BB&T Corp.
2.050%, 4/28/14	100,000	101,116
3.200%, 3/15/16	200,000	204,593
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	100,000	98,893
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	250,000	251,047
CIT Group, Inc.
7.000%, 5/4/15§	6,000,000	6,007,500
7.000%, 5/2/16§	9,000,000	8,966,250
7.000%, 5/2/17§	7,000,000	6,982,500
Credit Suisse AG/New York
5.000%, 5/15/13	250,000	266,853
5.500%, 5/1/14	200,000	219,669
5.400%, 1/14/20	250,000	253,095
4.375%, 8/5/20	250,000	244,439
Fifth Third Bancorp
3.625%, 1/25/16	50,000	50,434
HSBC Bank USA/New York
4.625%, 4/1/14	283,000	301,662
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	506,740
KeyCorp
5.100%, 3/24/21	50,000	50,925
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	500,000	510,375

	Principal Amount	Value (Note 1)

3.250%, 3/15/13	$250,000	$261,154
1.375%, 1/13/14	250,000	252,389
3.500%, 3/10/14	408,000	434,769
4.125%, 10/15/14	94,000	102,549
4.375%, 7/21/15	478,000	527,597
2.625%, 2/16/16	700,000	723,643
4.875%, 6/17/19	250,000	282,751
2.750%, 9/8/20	150,000	143,421
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	99,753
5.125%, 2/1/17	123,000	140,518
Lloyds TSB Bank plc
4.875%, 1/21/16	200,000	204,554
6.375%, 1/21/21	100,000	104,106
M&T Bank Corp.
6.875%, 12/29/49§	2,000,000	1,997,500
Oesterreichische Kontrollbank AG
1.750%, 3/11/13	250,000	254,651
PNC Funding Corp.
3.625%, 2/8/15	350,000	368,639
5.250%, 11/15/15	57,000	62,108
5.125%, 2/8/20	100,000	107,070
Rabobank Nederland N.V.
4.500%, 1/11/21	75,000	76,584
Royal Bank of Canada
2.625%, 12/15/15	250,000	253,972
Royal Bank of Scotland Group plc
5.000%, 11/12/13	50,000	50,490
4.875%, 3/16/15	150,000	155,674
Royal Bank of Scotland plc
3.250%, 1/11/14	100,000	101,376
3.950%, 9/21/15	200,000	200,939
6.125%, 1/11/21	50,000	51,256
SunTrust Banks, Inc.
3.600%, 4/15/16	50,000	50,485
U.S. Bancorp
1.375%, 9/13/13	150,000	150,679
U.S. Bank N.A./Ohio
6.300%, 2/4/14	300,000	334,334
UBS AG/Connecticut
5.875%, 7/15/16	300,000	329,074
4.875%, 8/4/20	250,000	252,862
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	122,330
Wachovia Corp.
5.500%, 5/1/13	250,000	268,838
5.750%, 6/15/17	100,000	111,186
Wells Fargo & Co.
5.250%, 10/23/12	300,000	316,528
3.750%, 10/1/14	500,000	526,954
3.676%, 6/15/16	100,000	102,734
5.625%, 12/11/17	250,000	276,151
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	125,000	127,500
Wells Fargo Capital XV
9.750%, 9/29/49 (l)	4,000,000	4,220,000
Westpac Banking Corp.
2.100%, 8/2/13	100,000	101,250
1.850%, 12/9/13	250,000	252,714
3.000%, 8/4/15	150,000	151,626

		40,809,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Consumer Finance (0.8%)
American Express Co.
4.875%, 7/15/13	$458,000	$486,964
8.125%, 5/20/19	85,000	107,762
6.800%, 9/1/66 (l)	30,000	30,825
American Express Credit Corp.
2.750%, 9/15/15	300,000	299,911
Capital One Financial Corp.
7.375%, 5/23/14	275,000	314,005
Ford Motor Credit Co. LLC
8.000%, 6/1/14	5,000,000	5,485,215
HSBC Finance Corp.
5.500%, 1/19/16	150,000	164,013
6.676%, 1/15/21§	250,000	256,503
International Lease Finance Corp.
8.625%, 9/15/15	100,000	108,375
8.750%, 3/15/17	1,000,000	1,093,750
ORIX Corp.
5.000%, 1/12/16	25,000	25,943
SLM Corp.
5.375%, 5/15/14	125,000	130,141
6.250%, 1/25/16	50,000	51,875
8.450%, 6/15/18	150,000	164,642
Toyota Motor Credit Corp.
2.800%, 1/11/16	200,000	204,722

		8,924,646

Diversified Financial Services (2.5%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	50,000	53,885
Bank of America Corp.
4.875%, 1/15/13	89,000	93,329
4.900%, 5/1/13	250,000	263,367
7.375%, 5/15/14	500,000	562,098
4.750%, 8/1/15	75,000	78,688
5.250%, 12/1/15	476,000	499,893
5.625%, 10/14/16	75,000	80,269
5.650%, 5/1/18	550,000	579,882
7.625%, 6/1/19	250,000	289,598
Bank of America N.A.
5.300%, 3/15/17	106,000	109,259
BP Capital Markets plc
5.250%, 11/7/13	110,000	119,181
3.125%, 10/1/15	200,000	205,339
3.200%, 3/11/16	100,000	101,710
4.500%, 10/1/20	100,000	101,979
Caterpillar Financial Services Corp.
6.125%, 2/17/14	100,000	112,394
1.650%, 4/1/14	200,000	202,360
1.375%, 5/20/14	100,000	100,408
7.150%, 2/15/19	235,000	289,938
Citigroup Funding, Inc.
1.875%, 10/22/12	650,000	662,641
2.250%, 12/10/12	495,000	507,487
Citigroup, Inc.
5.500%, 4/11/13	500,000	530,838
5.500%, 10/15/14	350,000	380,619
4.587%, 12/15/15	150,000	157,741
5.300%, 1/7/16	274,000	295,127
5.850%, 8/2/16	58,000	63,669
6.125%, 11/21/17	250,000	276,114
8.500%, 5/22/19	250,000	309,914

	Principal Amount	Value (Note 1)

ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	$146,000	$169,107
General Electric Capital Corp.
2.125%, 12/21/12	650,000	665,493
5.450%, 1/15/13	150,000	159,640
2.100%, 1/7/14	250,000	253,547
5.900%, 5/13/14	500,000	555,454
4.875%, 3/4/15	65,000	70,683
2.250%, 11/9/15	500,000	491,497
5.400%, 2/15/17	72,000	78,737
5.625%, 9/15/17	391,000	431,673
4.625%, 1/7/21	100,000	100,589
6.375%, 11/15/67 (l)	100,000	102,500
John Deere Capital Corp.
1.600%, 3/3/14	100,000	101,122
JPMorgan Chase & Co.
5.375%, 10/1/12	150,000	158,509
2.125%, 12/26/12	625,000	640,019
2.050%, 1/24/14	350,000	352,606
4.650%, 6/1/14	250,000	268,589
5.150%, 10/1/15	393,000	424,458
6.000%, 1/15/18	250,000	278,038
4.250%, 10/15/20	200,000	195,667
7.900%, 4/29/49 (l)	9,468,000	10,169,484
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	100,000	103,124
5.450%, 4/10/17	82,000	92,705
Petroplus Finance Ltd.
7.000%, 5/1/17§	3,500,000	3,290,000
Unilever Capital Corp.
2.750%, 2/10/16	100,000	102,580
UPCB Finance III Ltd.
6.625%, 7/1/20§	2,500,000	2,468,750

		28,752,298

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	90,563
2.600%, 11/23/15	250,000	251,059
Allstate Corp.
7.500%, 6/15/13	77,000	85,815
7.450%, 5/16/19	200,000	237,986
6.125%, 5/15/37 (l)	20,000	19,850
American International Group, Inc.
5.600%, 10/18/16	80,000	83,758
5.850%, 1/16/18	206,000	215,554
8.250%, 8/15/18	150,000	172,294
AON Corp.
3.125%, 5/27/16	100,000	99,674
5.000%, 9/30/20	50,000	51,268
Berkshire Hathaway Finance Corp.
5.400%, 5/15/18	200,000	221,850
4.250%, 1/15/21	100,000	101,820
Chubb Corp.
6.375%, 3/29/67 (l)	50,000	51,750
CNA Financial Corp.
5.875%, 8/15/20	100,000	103,974
Genworth Financial, Inc.
5.750%, 6/15/14	200,000	208,826
Lincoln National Corp.
8.750%, 7/1/19	100,000	126,190
4.850%, 6/24/21	50,000	49,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Manulife Financial Corp.
3.400%, 9/17/15	$150,000	$154,636
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	44,851
MetLife, Inc.
6.750%, 6/1/16	225,000	261,890
4.750%, 2/8/21	100,000	101,941
Principal Life Income Funding Trusts
5.300%, 4/24/13	100,000	107,541
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	217,436
4.750%, 9/17/15	250,000	268,969
7.375%, 6/15/19	100,000	118,590
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	72,483

		3,519,953

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
6.125%, 11/1/12	75,000	79,807
Boston Properties LP
5.625%, 11/15/20	70,000	74,776
Boston Properties, Inc.
5.000%, 6/1/15	60,000	65,038
Duke Realty LP
5.950%, 2/15/17	250,000	274,222
ERP Operating LP
5.250%, 9/15/14	45,000	49,294
HCP, Inc.
6.000%, 1/30/17	45,000	49,552
5.375%, 2/1/21	150,000	154,714
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	50,316
4.700%, 9/15/17	100,000	102,648
Hospitality Properties Trust 6.300%, 6/15/16	55,000	60,066
iStar Financial, Inc. 8.625%, 6/1/13	1,800,000	1,836,000
Simon Property Group LP
6.100%, 5/1/16	160,000	183,767
5.650%, 2/1/20	150,000	162,060

		3,142,260

Real Estate Management & Development (0.0%)
ProLogis LP
6.625%, 5/15/18	100,000	110,562

Total Financials		94,554,371

Health Care (2.1%)
Biotechnology (0.0%)
Amgen, Inc.
2.300%, 6/15/16	100,000	99,136
3.450%, 10/1/20	150,000	143,027
Celgene Corp.
3.950%, 10/15/20	100,000	96,531

		338,694

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	332,000	374,578
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	218,546

	Principal Amount	Value (Note 1)

Medtronic, Inc.
4.450%, 3/15/20	$150,000	$156,825
4.125%, 3/15/21	100,000	101,724

		851,673

Health Care Providers & Services (1.5%)
Aetna, Inc.
6.000%, 6/15/16	116,000	132,862
CIGNA Corp.
4.500%, 3/15/21	150,000	149,780
Express Scripts, Inc.
3.125%, 5/15/16	150,000	150,924
HCA Holdings, Inc.
7.750%, 5/15/21§	1,500,000	1,556,250
HCA, Inc.
6.500%, 2/15/16	6,000,000	6,105,000
8.500%, 4/15/19	1,000,000	1,105,000
McKesson Corp.
3.250%, 3/1/16	250,000	257,759
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	96,408
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	153,195
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,468,750
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	340,164
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	506,250
Vanguard Health Systems, Inc.
(Zero Coupon), 2/1/16	1,000,000	658,750
WellPoint, Inc.
5.250%, 1/15/16	150,000	167,286

		16,848,378

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	101,451
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	102,979

		204,430

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	211,000	245,711
5.125%, 4/1/19	50,000	55,007
AstraZeneca plc
5.900%, 9/15/17	63,000	73,417
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	179,235
Eli Lilly and Co.
5.200%, 3/15/17	283,000	320,611
Giant Funding Corp.
8.250%, 2/1/18§	600,000	625,500
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	211,017
Johnson & Johnson
1.200%, 5/15/14	300,000	300,897
Merck & Co., Inc.
5.300%, 12/1/13	326,000	360,470
4.750%, 3/1/15	80,000	89,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Mylan, Inc.
6.000%, 11/15/18§	$1,500,000	$1,524,375
Novartis Capital Corp.
4.125%, 2/10/14	200,000	215,538
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	277,618
Pfizer, Inc.
4.650%, 3/1/18	50,000	54,030
6.200%, 3/15/19	200,000	233,950
Sanofi
1.625%, 3/28/14	100,000	101,164
4.000%, 3/29/21	75,000	75,008
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14	200,000	201,109
Wyeth
5.500%, 2/1/14	291,000	322,643

		5,466,396

Total Health Care		23,709,571

Industrials (2.5%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	450,000	494,896
Goodrich Corp.
3.600%, 2/1/21	100,000	95,469
Honeywell International, Inc.
5.400%, 3/15/16	94,000	107,390
5.300%, 3/1/18	85,000	95,504
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	153,922
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	94,893
Raytheon Co.
6.400%, 12/15/18	50,000	59,089
United Technologies Corp.
4.875%, 5/1/15	93,000	103,440
6.125%, 2/1/19	233,000	272,485

		1,477,088

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	68,038
3.125%, 1/15/21	200,000	189,939

		257,977

Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16§	3,300,000	3,234,000
Southwest Airlines Co.
5.750%, 12/15/16	50,000	55,224

		3,289,224

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	91,107

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15	2,000,000	2,000,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	53,762

	Principal Amount	Value (Note 1)

Republic Services, Inc.
5.250%, 11/15/21	$100,000	$105,657
Waste Management, Inc.
7.375%, 3/11/19	152,000	184,637

		2,344,056

Construction & Engineering (0.1%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,634,000

Industrial Conglomerates (0.5%)
General Electric Co.
5.000%, 2/1/13	623,000	661,251
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, 4/15/14	100,000	120,075
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16	2,000,000	2,115,000
8.500%, 5/1/18	2,200,000	2,323,750
Tyco Electronics Group S.A. 6.550%, 10/1/17	100,000	117,825
Tyco International Finance S.A.
4.125%, 10/15/14	150,000	159,561

		5,497,462

Machinery (0.6%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	100,405
Danaher Corp.
2.300%, 6/23/16	50,000	49,960
3.900%, 6/23/21	50,000	49,803
Deere & Co.
6.950%, 4/25/14	73,000	84,623
4.375%, 10/16/19	150,000	158,813
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,086,250
Terex Corp.
8.000%, 11/15/17	5,000,000	5,125,000

		6,654,854

Road & Rail (0.7%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	265,000	300,483
Canadian National Railway Co.
5.550%, 5/15/18	48,000	54,711
CEVA Group plc
8.375%, 12/1/17§	900,000	910,125
11.500%, 4/1/18§	2,900,000	3,052,250
CHC Helicopter S.A.
9.250%, 10/15/20§	1,500,000	1,353,750
CSX Corp.
5.500%, 8/1/13	66,000	71,589
7.375%, 2/1/19	100,000	121,894
Hertz Corp.
8.875%, 1/1/14	682,000	699,050
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	45,862
Ryder System, Inc.
3.500%, 6/1/17	100,000	100,864
Union Pacific Corp.
5.700%, 8/15/18	100,000	113,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

United Rentals North America, Inc.
8.375%, 9/15/20	$500,000	$506,250

		7,330,688

Total Industrials		28,576,456

Information Technology (3.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.625%, 3/14/14	150,000	151,464
5.500%, 2/22/16	121,000	137,578
4.450%, 1/15/20	250,000	260,110
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	51,143
Nokia Oyj
5.375%, 5/15/19	50,000	48,036

		648,331

Computers & Peripherals (0.1%)
Dell, Inc.
2.100%, 4/1/14	100,000	101,758
2.300%, 9/10/15	200,000	200,808
Hewlett-Packard Co.
6.125%, 3/1/14	250,000	280,441
1.550%, 5/30/14	100,000	100,538
5.500%, 3/1/18	156,000	174,456

		858,001

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§	300,000	309,000

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20	50,000	46,643
Google, Inc.
1.250%, 5/19/14	100,000	100,479
2.125%, 5/19/16	100,000	100,266

		247,388

IT Services (1.6%)
First Data Corp.
9.875%, 9/24/15	106,000	108,915
8.250%, 1/15/21§	3,009,000	2,948,820
12.625%, 1/15/21§	4,025,000	4,306,750
8.750%, 1/15/22 PIK§	2,014,000	1,968,685
Term Loan
2.945%, 9/24/14 (l)	8,791,292	8,132,947
Fiserv, Inc.
6.800%, 11/20/17	100,000	115,456
4.750%, 6/15/21	100,000	99,465
International Business Machines Corp.
4.750%, 11/29/12	152,000	160,656
1.250%, 5/12/14	100,000	100,219
5.700%, 9/14/17	350,000	406,926
Western Union Co.
5.930%, 10/1/16	150,000	169,611

		18,518,450

Office Electronics (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17	750,000	808,125
8.500%, 4/1/19§	2,500,000	2,450,000

	Principal Amount		Value (Note 1)

Xerox Corp.
4.250%, 2/15/15		$200,000	$212,947

			3,471,072

Semiconductors & Semiconductor Equipment (1.1%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	100,334
Freescale Semiconductor, Inc.
10.125%, 12/15/16		1,750,000	1,883,437
9.250%, 4/15/18§		3,300,000	3,555,750
10.750%, 8/1/20§		5,750,000	6,497,500
Texas Instruments, Inc.
0.875%, 5/15/13		100,000	100,206
1.375%, 5/15/14		100,000	100,418

			12,237,645

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14		85,000	89,831
1.625%, 9/25/15		100,000	98,941
4.000%, 2/8/21		150,000	152,896
Oracle Corp.
3.750%, 7/8/14		135,000	144,729
5.750%, 4/15/18		250,000	286,116

			772,513

Total Information Technology			37,062,400

Materials (1.5%)
Chemicals (0.8%)
Dow Chemical Co.
7.600%, 5/15/14		275,000	318,900
8.550%, 5/15/19		150,000	193,417
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	106,252
6.000%, 7/15/18		250,000	288,490
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	5,641,083
Kinove German Bondco GmbH
10.000%, 6/15/18§		1,500,000	2,262,234
Lubrizol Corp.
8.875%, 2/1/19		$55,000	71,531
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		200,000	201,067
Praxair, Inc.
3.950%, 6/1/13		250,000	265,235

			9,348,209

Construction Materials (0.2%)
CEMEX S.A.B. de C.V.
3.250%, 3/15/16§		1,375,000	1,356,094
3.750%, 3/15/18§		765,000	757,350

			2,113,444

Containers & Packaging (0.1%)
Berry Plastics Corp.
9.750%, 1/15/21		1,000,000	967,500

Metals & Mining (0.4%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	106,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Allegheny Technologies, Inc.
5.950%, 1/15/21	$100,000	$106,442
ArcelorMittal S.A.
5.375%, 6/1/13	100,000	106,472
3.750%, 3/1/16	150,000	151,676
6.125%, 6/1/18	205,000	219,571
Barrick Gold Corp.
1.750%, 5/30/14§	100,000	100,193
2.900%, 5/30/16§	100,000	99,921
Barrick Gold Finance Co.
4.875%, 11/15/14	125,000	136,870
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	50,000	56,403
6.500%, 4/1/19	160,000	191,459
FMG Resources Pty Ltd.
7.000%, 11/1/15§	1,100,000	1,122,000
6.875%, 2/1/18§	1,000,000	1,015,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	150,000	163,875
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	210,000	222,922
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	200,000	240,174
9.000%, 5/1/19	100,000	132,504
Teck Resources Ltd.
3.150%, 1/15/17	50,000	50,032
4.500%, 1/15/21	100,000	100,800
Vale Overseas Ltd.
6.250%, 1/11/16	150,000	168,972

		4,491,685

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19	40,000	51,081
7.500%, 8/15/21	50,000	58,442
NewPage Corp.
10.000%, 5/1/12	1,000,000	300,000

		409,523

Total Materials		17,330,361

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.875%, 8/15/12	61,000	64,412
4.850%, 2/15/14	250,000	271,542
5.100%, 9/15/14	109,000	119,785
2.950%, 5/15/16	50,000	50,639
5.500%, 2/1/18	275,000	306,715
BellSouth Corp.
5.200%, 9/15/14	62,000	68,305
British Telecommunications plc
5.950%, 1/15/18	100,000	110,448
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/1/15§	1,500,000	1,606,875
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	96,000	103,534
4.875%, 7/8/14	100,000	109,142
Embarq Corp.
6.738%, 6/1/13	150,000	162,481
7.082%, 6/1/16	100,000	111,162

	Principal Amount		Value (Note 1)

France Telecom S.A.
4.375%, 7/8/14		$100,000	$108,295
2.125%, 9/16/15		100,000	99,831
Frontier Communications Corp.
8.250%, 4/15/17		700,000	761,250
8.500%, 4/15/20		700,000	763,000
Qwest Corp.
8.375%, 5/1/16		140,000	165,200
Telecom Italia Capital S.A.
5.250%, 10/1/15		368,000	382,582
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		100,000	106,414
6.421%, 6/20/16		299,000	333,846
Verizon Communications, Inc.
7.375%, 9/1/12		76,000	81,735
1.950%, 3/28/14		200,000	203,255
4.900%, 9/15/15		82,000	90,862
8.750%, 11/1/18		300,000	390,331
Virgin Media Secured Finance plc
6.500%, 1/15/18		100,000	109,625
7.000%, 1/15/18	GBP	900,000	1,527,511

			8,208,777

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$200,000	208,640
American Tower Corp.
5.050%, 9/1/20		75,000	73,873
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		100,000	113,698
8.500%, 11/15/18		200,000	259,713
Cricket Communications, Inc.
7.750%, 10/15/20		2,500,000	2,450,000
Rogers Communications, Inc.
6.800%, 8/15/18		100,000	117,997
Vodafone Group plc
5.000%, 12/16/13		94,000	102,281
4.150%, 6/10/14		45,000	48,282
2.875%, 3/16/16		50,000	50,345
5.450%, 6/10/19		200,000	222,285

			3,647,114

Total Telecommunication Services			11,855,891

Utilities (3.9%)
Electric Utilities (2.6%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16		122,000	140,186
Cleveland Electric Illuminating Co.
5.700%, 4/1/17		100,000	109,343
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	166,657
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15		85,000	96,101
Series 08-A
5.850%, 4/1/18		175,000	200,745
Detroit Edison Co.
3.450%, 10/1/20		100,000	97,230
Duke Energy Carolinas LLC
7.000%, 11/15/18		26,000	31,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Duke Energy Corp.
5.050%, 9/15/19	$165,000	$177,492
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	99,183
Edison International
3.750%, 9/15/17	100,000	100,452
Energy Future Holdings Corp.
6.550%, 11/15/34	9,000,000	4,410,000
Entergy Corp.
5.125%, 9/15/20	50,000	49,516
Georgia Power Co.
6.000%, 11/1/13	60,000	66,574
3.000%, 4/15/16	250,000	255,963
Hydro Quebec
2.000%, 6/30/16	150,000	147,788
LG&E and KU Energy LLC
3.750%, 11/15/20§	100,000	94,260
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	76,000	80,593
5.750%, 4/1/18	70,000	78,713
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	119,591
Northern States Power Co.
8.000%, 8/28/12	90,000	97,371
5.250%, 3/1/18	25,000	27,830
Ohio Power Co.
6.000%, 6/1/16	65,000	74,539
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	265,000	301,485
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	81,535
3.500%, 10/1/20	100,000	95,065
Progress Energy, Inc.
4.400%, 1/15/21	100,000	101,101
PSEG Power LLC
5.500%, 12/1/15	325,000	358,734
Public Service Co. of New Mexico
7.950%, 5/15/18	1,300,000	1,467,298
Southern California Edison Co.
3.875%, 6/1/21	50,000	49,905
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	113,298
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	8,500,000	5,142,500
10.500%, 11/1/16 PIK	79,168	51,459
4.690%, 10/10/17 (l)	12,593,808	9,807,429
11.500%, 10/1/20§	700,000	687,750
15.000%, 4/1/21§	5,258,000	4,311,560
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	116,754

		29,407,748

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	89,296
Energy Transfer Equity LP
7.500%, 10/15/20	1,200,000	1,272,000

		1,361,296

Independent Power Producers & Energy Traders (0.7%)
Dynegy Holdings, Inc.
7.500%, 6/1/15	2,000,000	1,630,000

	Principal Amount	Value (Note 1)

8.375%, 5/1/16	$2,500,000	$2,000,000
7.750%, 6/1/19	3,500,000	2,546,250
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	1,809,000
Tennessee Valley Authority
5.500%, 7/18/17	500,000	584,082

		8,569,332

Multi-Utilities (0.5%)
Calpine Corp.
7.250%, 10/15/17§	1,000,000	1,015,000
7.875%, 7/31/20§	800,000	836,000
7.500%, 2/15/21§	1,000,000	1,020,000
7.875%, 1/15/23§	1,000,000	1,030,000
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	89,319
8.875%, 1/15/19	163,000	211,019
DTE Energy Co.
6.350%, 6/1/16	60,000	69,582
Dynegy-Roseton/Danskammer Trust
Series B
7.670%, 11/8/16	750,000	667,500
NiSource Finance Corp.
6.400%, 3/15/18	100,000	113,284
Sempra Energy
2.000%, 3/15/14	250,000	252,358
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	103,977

		5,408,039

Total Utilities		44,746,415

Total Corporate Bonds		348,020,352

Government Securities (16.3%)
Agency ABS (1.1%)
Federal Home Loan Bank
0.875%, 8/22/12	300,000	301,781
Federal Home Loan Mortgage Corp.
0.625%, 12/28/12	710,000	712,377
0.875%, 10/28/13	2,000,000	2,009,210
Federal National Mortgage Association
0.500%, 10/30/12	500,000	500,815
1.500%, 6/26/13	1,090,000	1,111,778
1.000%, 9/23/13	500,000	504,000
1.450%, 1/24/14	4,000,000	4,025,164
2.750%, 3/28/16	900,000	905,051
3.000%, 9/1/16	2,000,000	2,028,822

		12,098,998

Foreign Governments (0.5%)
Canadian Government Bond
2.375%, 9/10/14	285,000	296,563
Export-Import Bank of Korea
5.875%, 1/14/15	300,000	328,971
Federative Republic of Brazil
8.000%, 1/15/18	415,333	499,438
5.875%, 1/15/19	155,000	179,413
Japan Finance Corp.
2.500%, 1/21/16	100,000	100,926
2.500%, 5/18/16	200,000	201,608
Province of British Columbia
4.300%, 5/30/13	15,000	16,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Province of New Brunswick
2.750%, 6/15/18	$50,000	$49,317
Province of Nova Scotia
5.125%, 1/26/17	50,000	56,860
Province of Ontario
1.375%, 1/27/14	500,000	502,953
4.100%, 6/16/14	590,000	639,040
4.500%, 2/3/15	96,000	105,921
4.750%, 1/19/16	47,000	52,396
Province of Quebec
4.600%, 5/26/15	47,000	52,169
Republic of Colombia
7.375%, 3/18/19	250,000	311,625
Republic of Hungary
6.250%, 1/29/20	50,000	52,800
6.375%, 3/29/21	100,000	105,500
Republic of Italy
4.375%, 6/15/13	328,000	346,009
2.125%, 9/16/13	150,000	151,706
4.500%, 1/21/15	129,000	137,286
4.750%, 1/25/16	49,000	52,050
5.250%, 9/20/16	250,000	271,051
Republic of Peru
7.125%, 3/30/19	260,000	312,780
Republic of Poland
5.000%, 10/19/15	33,000	35,722
6.375%, 7/15/19	150,000	171,375
Republic of South Africa
6.500%, 6/2/14	31,000	34,766
United Mexican States
6.375%, 1/16/13	106,000	114,215
5.625%, 1/15/17	250,000	284,125
5.125%, 1/15/20	300,000	324,000

		5,786,629

Municipal Bonds (0.2%)
State of California
5.250%, 4/1/14	150,000	161,250
7.950%, 3/1/36	2,000,000	2,179,080
State of Illinois
5.365%, 3/1/17	150,000	155,043
5.877%, 3/1/19	50,000	51,393

		2,546,766

Supranational (0.5%)
Asian Development Bank
0.875%, 6/10/14	150,000	149,460
2.625%, 2/9/15	360,000	376,470
Eksportfinans ASA
3.000%, 11/17/14	200,000	209,535
5.500%, 5/25/16	60,000	68,564
European Bank for Reconstruction & Development
1.625%, 9/3/15	100,000	99,786
European Investment Bank
1.625%, 3/15/13	500,000	508,229
4.250%, 7/15/13	200,000	214,166
3.000%, 4/8/14	130,000	136,685
1.500%, 5/15/14	150,000	151,620
4.625%, 5/15/14	123,000	135,138
3.125%, 6/4/14	500,000	528,849
4.625%, 10/20/15	665,000	742,597
2.500%, 5/16/16	100,000	102,365

	Principal Amount	Value (Note 1)

5.125%, 5/30/17	$250,000	$287,162
4.000%, 2/16/21	200,000	208,129
Inter-American Development Bank
5.125%, 9/13/16	375,000	430,226
3.875%, 2/14/20	150,000	158,966
International Bank for Reconstruction & Development
1.750%, 7/15/13	500,000	512,463
2.125%, 3/15/16	500,000	507,306
7.625%, 1/19/23	137,000	186,992
International Finance Corp.
3.000%, 4/22/14	250,000	264,272
Korea Development Bank
3.250%, 3/9/16	200,000	199,418

		6,178,398

U.S. Government Agencies (1.6%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	204,854
Federal Home Loan Bank
4.000%, 9/6/13	400,000	428,975
3.625%, 10/18/13	1,010,000	1,077,987
5.250%, 6/5/17	595,000	687,176
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	2,341,000	2,459,684
4.875%, 11/15/13	1,619,000	1,780,171
5.125%, 11/17/17	1,390,000	1,595,951
Federal National Mortgage Association
1.750%, 8/10/12	1,000,000	1,015,516
3.625%, 2/12/13	3,000,000	3,150,633
3.000%, 9/16/14	610,000	647,596
4.625%, 10/15/14	251,000	279,303
2.625%, 11/20/14	1,500,000	1,573,060
4.375%, 10/15/15	400,000	443,264
5.375%, 6/12/17	2,371,000	2,759,548

		18,103,718

U.S. Treasuries (12.4%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	687,740
8.125%, 8/15/19	629,000	880,354
3.625%, 2/15/20	695,000	735,234
8.500%, 2/15/20	592,000	850,630
U.S. Treasury Notes
1.750%, 8/15/12	4,000,000	4,066,876
0.375%, 9/30/12	2,000,000	2,002,266
4.250%, 9/30/12	522,000	547,774
0.375%, 10/31/12	9,000,000	9,008,793
3.875%, 10/31/12	727,000	761,334
1.375%, 11/15/12	4,000,000	4,057,656
1.125%, 12/15/12	1,000,000	1,011,289
0.625%, 1/31/13	2,500,000	2,509,862
1.375%, 2/15/13	3,825,000	3,885,810
1.375%, 3/15/13	2,500,000	2,541,025
1.750%, 4/15/13	4,250,000	4,349,960
1.375%, 5/15/13	3,500,000	3,560,970
0.750%, 8/15/13	4,000,000	4,021,248
0.500%, 10/15/13	1,500,000	1,497,657
0.500%, 11/15/13	2,500,000	2,493,945
1.500%, 12/31/13	1,396,000	1,425,992
1.000%, 1/15/14	3,500,000	3,530,898
1.875%, 4/30/14	6,000,000	6,187,500
2.375%, 8/31/14	49,000	51,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

2.375%, 10/31/14	$3,000,000	$3,137,577
4.000%, 2/15/15	284,000	313,021
2.375%, 2/28/15	1,130,000	1,180,500
2.500%, 4/30/15	4,000,000	4,195,000
4.125%, 5/15/15	312,000	346,198
1.875%, 6/30/15	800,000	818,750
1.750%, 7/31/15	900,000	915,255
1.250%, 8/31/15	2,400,000	2,389,313
1.250%, 9/30/15	1,500,000	1,490,274
1.250%, 10/31/15	2,400,000	2,379,749
1.375%, 11/30/15	4,000,000	3,980,312
2.125%, 12/31/15	2,500,000	2,566,405
2.000%, 1/31/16	2,600,000	2,650,578
2.125%, 2/29/16	2,800,000	2,866,500
5.125%, 5/15/16	2,500,000	2,905,470
3.250%, 6/30/16	685,000	734,930
4.875%, 8/15/16	372,000	428,846
3.250%, 12/31/16	1,000,000	1,066,797
3.000%, 2/28/17	240,000	252,525
3.250%, 3/31/17	3,050,000	3,248,250
4.500%, 5/15/17	1,627,000	1,846,137
2.500%, 6/30/17	2,500,000	2,548,438
4.750%, 8/15/17	4,700,000	5,405,733
4.250%, 11/15/17	730,000	818,285
2.750%, 12/31/17	2,500,000	2,566,798
2.625%, 1/31/18	1,000,000	1,017,734
2.750%, 2/28/18	2,100,000	2,150,366
2.875%, 3/31/18	2,600,000	2,678,406
3.125%, 5/15/19	3,500,000	3,613,750
3.375%, 11/15/19	1,065,000	1,110,263
3.500%, 5/15/20	5,880,000	6,138,602
2.625%, 8/15/20	3,100,000	3,000,704
2.625%, 11/15/20	4,300,000	4,141,437
3.625%, 2/15/21	3,150,000	3,284,612
3.125%, 5/15/21	1,800,000	1,794,942

		140,648,540

Total Government Securities		185,363,049

Total Long-Term Debt Securities (47.6%) (Cost $523,220,498)		540,147,933

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%	29,500	1,437,830

Total Consumer Discretionary		1,437,830

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Chesapeake Energy Corp.
5.750%§	2,500	3,150,000
SandRidge Energy, Inc.
7.000%*§	30,000	4,916,250

Total Energy		8,066,250

	Number of Shares	Value (Note 1)

Financials (0.7%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%§	4,046	$3,802,481

Insurance (0.2%)
MetLife, Inc.
5.000%	21,000	1,731,030

Thrifts & Mortgage Finance (0.2%)
Fannie Mae
6.750%*†	200,000	370,000
7.625%*	306,800	644,280
8.250% (l)*	149,600	321,640
Freddie Mac
8.375% (l)*	288,100	849,895

		2,185,815

Total Financials		7,719,326

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,511,250

Total Health Care		1,511,250

Materials (0.1%)
Metals & Mining (0.1%)
AngloGold Ashanti Holdings Finance plc
6.000%	20,000	997,800

Total Materials		997,800

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc. 8.375%	20,000	1,037,000

Total Utilities		1,037,000

Total Preferred Stocks (1.8%) (Cost $37,090,467)		20,769,456

CONVERTIBLE PREFERRED STOCKS:
Financials (2.3%)
Commercial Banks (0.6%)
Wells Fargo & Co. 7.500%	7,000	7,420,000

Diversified Financial Services (1.3%)
Bank of America Corp. 7.250%	8,210	8,230,525
Citigroup, Inc. 7.500%	50,000	6,007,500

		14,238,025

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc. 1.950%	130,000	3,477,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.1%)
Fannie Mae 5.375%*	80	$730,000

Total Convertible Preferred Stocks (2.3%) (Cost $25,686,630)		25,865,525

COMMON STOCKS:
Consumer Discretionary (3.0%)
Auto Components (0.0%)
Goodyear Tire & Rubber Co.*	4,587	76,924
Johnson Controls, Inc.	12,788	532,748

		609,672

Automobiles (0.2%)
Ford Motor Co.*	72,196	995,583
General Motors Co.*	19,459	590,775
Harley-Davidson, Inc.	4,447	182,194

		1,768,552

Distributors (0.0%)
Genuine Parts Co.	2,977	161,949

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,324	101,512
DeVry, Inc.	1,163	68,768
H&R Block, Inc.	5,763	92,439

		262,719

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	8,148	306,609
Chipotle Mexican Grill, Inc.*	587	180,908
Darden Restaurants, Inc.	2,607	129,724
International Game Technology	5,641	99,169
Marriott International, Inc., Class A	5,488	194,769
McDonald’s Corp.	19,697	1,660,851
Starbucks Corp.	14,371	567,511
Starwood Hotels & Resorts Worldwide, Inc.	3,628	203,313
Wyndham Worldwide Corp.	3,271	110,069
Wynn Resorts Ltd.	1,438	206,411
Yum! Brands, Inc.	8,829	487,714

		4,147,048

Household Durables (0.1%)
D.R. Horton, Inc.	5,305	61,114
Fortune Brands, Inc.	2,897	184,742
Harman International Industries, Inc.	1,315	59,925
Leggett & Platt, Inc.	2,764	67,386
Lennar Corp., Class A	3,034	55,067
Newell Rubbermaid, Inc.	5,486	86,569
Pulte Group, Inc.*	6,347	48,618
Whirlpool Corp.	1,436	116,775

		680,196

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,781	1,386,647
Expedia, Inc.	3,777	109,495
Netflix, Inc.*	829	217,770

	Number of Shares	Value (Note 1)

priceline.com, Inc.*	948	$485,309

		2,199,221

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,587	113,647
Mattel, Inc.	6,583	180,967

		294,614

Media (1.3%)
AMC Networks, Inc., Class A*	1	33
Cablevision Systems Corp. - New York Group, Class A	4,391	158,998
CBS Corp., Class B	12,695	361,681
Charter Communications, Inc., Class A*	60,000	3,255,600
Comcast Corp., Class A	201,607	5,108,721
Dex One Corp.*	115,741	292,825
DIRECTV, Class A*	14,522	738,008
Discovery Communications, Inc., Class A*	5,316	217,743
Gannett Co., Inc.	4,525	64,798
Interpublic Group of Cos., Inc.	9,236	115,450
McGraw-Hill Cos., Inc.	5,787	242,533
News Corp., Class A	43,116	763,153
Omnicom Group, Inc.	5,362	258,234
Scripps Networks Interactive, Inc., Class A	1,710	83,585
Time Warner Cable, Inc.	6,346	495,242
Time Warner, Inc.	20,255	736,674
Viacom, Inc., Class B	11,058	563,958
Walt Disney Co.	35,854	1,399,740
Washington Post Co., Class B	100	41,895

		14,898,871

Multiline Retail (0.2%)
Big Lots, Inc.*	1,425	47,239
Family Dollar Stores, Inc.	2,386	125,408
J.C. Penney Co., Inc.	4,014	138,643
Kohl’s Corp.	5,307	265,403
Macy’s, Inc.	7,992	233,686
Nordstrom, Inc.	3,169	148,753
Sears Holdings Corp.*	822	58,724
Target Corp.	23,033	1,080,478

		2,098,334

Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	1,647	110,217
AutoNation, Inc.*	1,210	44,298
AutoZone, Inc.*	469	138,285
Bed Bath & Beyond, Inc.*	4,619	269,611
Best Buy Co., Inc.	6,177	194,020
CarMax, Inc.*	4,258	140,812
GameStop Corp., Class A*	2,476	66,035
Gap, Inc.	7,354	133,107
Home Depot, Inc.	74,887	2,712,407
Limited Brands, Inc.	4,716	181,330
Lowe’s Cos., Inc.	24,621	573,915
O’Reilly Automotive, Inc.*	2,664	174,519
Ross Stores, Inc.	2,248	180,110
Staples, Inc.	13,569	214,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Tiffany & Co.	2,386	$187,349
TJX Cos., Inc.	7,256	381,158
Urban Outfitters, Inc.*	2,416	68,010

		5,769,573

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	5,585	357,049
NIKE, Inc., Class B	7,227	650,286
Polo Ralph Lauren Corp.	1,235	163,773
VF Corp.	1,634	177,387

		1,348,495

Total Consumer Discretionary		34,239,244

Consumer Staples (2.7%)
Beverages (1.1%)
Brown-Forman Corp., Class B	1,946	145,347
Coca-Cola Co.	43,316	2,914,734
Coca-Cola Enterprises, Inc.	6,233	181,879
Constellation Brands, Inc., Class A*	3,322	69,164
Diageo plc	150,000	3,064,817
Dr. Pepper Snapple Group, Inc.	4,229	177,322
Molson Coors Brewing Co., Class B	2,999	134,175
PepsiCo, Inc.	79,953	5,631,090

		12,318,528

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	8,241	669,499
CVS Caremark Corp.	25,563	960,658
Kroger Co.	11,451	283,985
Safeway, Inc.	6,510	152,139
SUPERVALU, Inc.	4,006	37,696
Sysco Corp.	11,025	343,759
Walgreen Co.	17,415	739,441
Wal-Mart Stores, Inc.	36,153	1,921,170
Whole Foods Market, Inc.	2,785	176,708

		5,285,055

Food Products (0.4%)
Archer-Daniels-Midland Co.	12,874	388,151
Campbell Soup Co.	3,446	119,059
ConAgra Foods, Inc.	7,710	198,995
Dean Foods Co.*	3,457	42,418
General Mills, Inc.	12,004	446,789
H.J. Heinz Co.	6,076	323,729
Hershey Co.	2,918	165,888
Hormel Foods Corp.	2,614	77,923
J.M. Smucker Co.	2,248	171,837
Kellogg Co.	4,756	263,102
Kraft Foods, Inc., Class A	33,332	1,174,286
McCormick & Co., Inc. (Non-Voting)	2,510	124,421
Mead Johnson Nutrition Co.	3,856	260,473
Sara Lee Corp.	11,037	209,593
Tyson Foods, Inc., Class A	5,630	109,335

		4,075,999

	Number of Shares	Value (Note 1)

Household Products (0.4%)
Clorox Co.	2,446	$164,958
Colgate-Palmolive Co.	9,208	804,871
Kimberly-Clark Corp.	7,428	494,408
Procter & Gamble Co.	52,878	3,361,454

		4,825,691

Personal Products (0.0%)
Avon Products, Inc.	8,089	226,492
Estee Lauder Cos., Inc., Class A	2,162	227,421

		453,913

Tobacco (0.3%)
Altria Group, Inc.	39,868	1,052,914
Lorillard, Inc.	2,748	299,175
Philip Morris International, Inc.	33,666	2,247,879
Reynolds American, Inc.	6,365	235,823

		3,835,791

Total Consumer Staples		30,794,977

Energy (6.1%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	38,199	2,771,719
Cameron International Corp.*	4,621	232,390
Diamond Offshore Drilling, Inc.	1,312	92,378
FMC Technologies, Inc.*	4,536	203,167
Halliburton Co.	17,460	890,460
Helmerich & Payne, Inc.	2,008	132,769
Nabors Industries Ltd.*	5,402	133,105
National Oilwell Varco, Inc.	8,093	632,954
Noble Corp.	4,763	187,710
Rowan Cos., Inc.*	2,385	92,562
Schlumberger Ltd.	55,700	4,812,480
Weatherford International Ltd.*	100,000	1,875,000

		12,056,694

Oil, Gas & Consumable Fuels (5.0%)
Alpha Natural Resources, Inc.*	4,273	194,165
Anadarko Petroleum Corp.	9,513	730,218
Apache Corp.	7,312	902,228
BP plc (ADR)	100,000	4,429,000
Cabot Oil & Gas Corp.	1,969	130,564
Callon Petroleum Co.*	150,000	1,053,000
Canadian Oil Sands Ltd.	250,000	7,213,956
Chesapeake Energy Corp.	29,616	879,299
Chevron Corp.	58,084	5,973,359
ConocoPhillips	131,956	9,921,772
Consol Energy, Inc.	4,257	206,379
Denbury Resources, Inc.*	7,571	151,420
Devon Energy Corp.	8,062	635,366
El Paso Corp.	14,441	291,708
EOG Resources, Inc.	5,058	528,814
EQT Corp.	2,816	147,896
Exxon Mobil Corp.	184,265	14,995,486
Hess Corp.	5,817	434,879
Marathon Oil Corp.	13,606	716,764
Murphy Oil Corp.	3,641	239,068
Newfield Exploration Co.*	2,536	172,499
Noble Energy, Inc.	3,318	297,392
Occidental Petroleum Corp.	15,444	1,606,794
Peabody Energy Corp.	5,108	300,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pioneer Natural Resources Co.	2,199	$196,964
QEP Resources, Inc.	3,329	139,252
Range Resources Corp.	3,030	168,165
Southwestern Energy Co.*	6,565	281,507
Spectra Energy Corp.	137,216	3,761,091
Sunoco, Inc.	2,277	94,974
Tesoro Corp.*	2,703	61,926
Valero Energy Corp.	10,742	274,673
Williams Cos., Inc.	11,067	334,777

		57,466,267

Total Energy		69,522,961

Financials (6.0%)
Capital Markets (0.5%)
Ameriprise Financial, Inc.	4,654	268,443
Bank of New York Mellon Corp.	23,445	600,661
BlackRock, Inc.	1,802	345,642
Charles Schwab Corp.	18,856	310,181
E*TRADE Financial Corp.*	4,917	67,854
Federated Investors, Inc., Class B	1,741	41,505
Franklin Resources, Inc.	2,744	360,260
Goldman Sachs Group, Inc.	9,827	1,307,875
Invesco Ltd.	8,709	203,791
Janus Capital Group, Inc.	3,513	33,163
Legg Mason, Inc.	2,874	94,152
Morgan Stanley	29,181	671,455
Northern Trust Corp.	4,565	209,807
State Street Corp.	9,691	436,967
T. Rowe Price Group, Inc.	4,890	295,063

		5,246,819

Commercial Banks (2.2%)
Banco Santander S.A.	152,307	1,757,388
Barclays plc	300,000	1,234,862
BB&T Corp.	13,114	351,980
CIT Group, Inc.*	40,800	1,805,808
Comerica, Inc.	3,337	115,360
Fifth Third Bancorp	17,292	220,473
First Horizon National Corp.	4,972	47,433
HSBC Holdings plc	500,000	4,960,262
Huntington Bancshares, Inc./Ohio	16,300	106,928
KeyCorp	18,187	151,498
M&T Bank Corp.	42,394	3,728,552
Marshall & Ilsley Corp.	10,008	79,764
PNC Financial Services Group, Inc.	9,966	594,073
Regions Financial Corp.	23,746	147,225
SunTrust Banks, Inc.	10,225	263,805
U.S. Bancorp	36,700	936,217
Wells Fargo & Co.	299,615	8,407,197
Zions Bancorp	3,455	82,955

		24,991,780

Consumer Finance (0.2%)
American Express Co.	19,936	1,030,691
Capital One Financial Corp.	8,635	446,170

	Number of Shares	Value (Note 1)

Discover Financial Services	10,294	$275,365
SLM Corp.	9,948	167,226

		1,919,452

Diversified Financial Services (1.9%)
Bank of America Corp.	642,028	7,036,627
Citigroup, Inc.	105,348	4,386,691
CME Group, Inc.	1,263	368,278
IntercontinentalExchange, Inc.*	1,385	172,723
JPMorgan Chase & Co.	225,207	9,219,974
Leucadia National Corp.	3,736	127,398
Moody’s Corp.	3,768	144,503
NASDAQ OMX Group, Inc.*	2,827	71,523
NYSE Euronext	4,931	168,985

		21,696,702

Insurance (0.8%)
ACE Ltd.	6,335	416,970
Aflac, Inc.	8,879	414,472
Allstate Corp.	10,002	305,361
American International Group, Inc.*	8,234	241,421
Aon Corp.	6,289	322,626
Assurant, Inc.	1,887	68,441
Berkshire Hathaway, Inc., Class B*	32,814	2,539,475
Chubb Corp.	5,574	348,988
Cincinnati Financial Corp.	3,077	89,787
Genworth Financial, Inc., Class A*	9,249	95,080
Hartford Financial Services Group, Inc.	8,396	221,402
Lincoln National Corp.	5,962	169,857
Loews Corp.	5,936	249,846
Marsh & McLennan Cos., Inc.	10,580	329,990
MetLife, Inc.	20,172	884,946
Principal Financial Group, Inc.	6,057	184,254
Progressive Corp.	12,505	267,357
Prudential Financial, Inc.	9,241	587,635
QBE Insurance Group Ltd.	25,000	464,125
Torchmark Corp.	1,471	94,350
Travelers Cos., Inc.	7,918	462,253
Unum Group	5,847	148,982
XL Group plc	5,872	129,067

		9,036,685

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,230	56,932
AvalonBay Communities, Inc. (REIT)	1,703	218,665
Boston Properties, Inc. (REIT)	2,791	296,293
Equity Residential (REIT)	5,550	333,000
HCP, Inc. (REIT)	7,844	287,796
Health Care REIT, Inc. (REIT)	3,325	174,330
Host Hotels & Resorts, Inc. (REIT)	12,846	217,740
Kimco Realty Corp. (REIT)	7,673	143,025
Plum Creek Timber Co., Inc. (REIT)	3,056	123,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

ProLogis, Inc. (REIT)	8,603	$308,332
Public Storage (REIT)	2,639	300,872
Simon Property Group, Inc. (REIT)	5,518	641,357
Ventas, Inc. (REIT)	3,076	162,136
Vornado Realty Trust (REIT)	3,086	287,553
Westfield Retail Trust (REIT)	454,500	1,323,072
Weyerhaeuser Co. (REIT)	10,142	221,704

		5,096,697

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,498	138,055

Thrifts & Mortgage Finance (0.0%)
Fannie Mae*	344,367	113,986
Hudson City Bancorp, Inc.	9,944	81,441
People’s United Financial, Inc.	6,834	91,849

		287,276

Total Financials		68,413,466

Health Care (5.2%)
Biotechnology (0.2%)
Amgen, Inc.*	17,604	1,027,193
Biogen Idec, Inc.*	4,548	486,272
Celgene Corp.*	8,777	529,429
Cephalon, Inc.*	1,430	114,257
Gilead Sciences, Inc.*	14,761	611,253

		2,768,404

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.	10,766	642,623
Becton, Dickinson and Co.	4,175	359,760
Boston Scientific Corp.*	28,652	197,985
C.R. Bard, Inc.	1,606	176,435
CareFusion Corp.*	4,212	114,440
Covidien plc	9,324	496,317
DENTSPLY International, Inc.	2,684	102,207
Edwards Lifesciences Corp.*	2,166	188,832
Intuitive Surgical, Inc.*	734	273,129
Medtronic, Inc.	20,189	777,882
St. Jude Medical, Inc.	6,355	303,006
Stryker Corp.	6,352	372,799
Varian Medical Systems, Inc.*	2,266	158,665
Zimmer Holdings, Inc.*	3,627	229,226

		4,393,306

Health Care Providers & Services (0.5%)
Aetna, Inc.	7,259	320,049
AmerisourceBergen Corp.	5,175	214,245
Cardinal Health, Inc.	6,603	299,908
CIGNA Corp.	5,107	262,653
Coventry Health Care, Inc.*	2,828	103,137
DaVita, Inc.*	1,812	156,937
Express Scripts, Inc.*	9,974	538,397
Humana, Inc.	3,182	256,278
Laboratory Corp. of America Holdings*	1,888	182,740
McKesson Corp.	4,800	401,520
Medco Health Solutions, Inc.*	7,636	431,587

	Number of Shares	Value (Note 1)

Patterson Cos., Inc.	1,808	$59,465
Quest Diagnostics, Inc.	2,941	173,813
Tenet Healthcare Corp.*	9,174	57,246
UnitedHealth Group, Inc.	20,447	1,054,656
WellPoint, Inc.	6,943	546,900

		5,059,531

Health Care Technology (0.0%)
Cerner Corp.*	2,708	165,486

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	6,528	333,646
Life Technologies Corp.*	3,398	176,934
PerkinElmer, Inc.	2,141	57,614
Thermo Fisher Scientific, Inc.*	7,210	464,252
Waters Corp.*	1,724	165,056

		1,197,502

Pharmaceuticals (4.0%)
Abbott Laboratories, Inc.	29,463	1,550,343
Allergan, Inc.	5,771	480,436
Bristol-Myers Squibb Co.	32,506	941,374
Eli Lilly and Co.	19,234	721,852
Forest Laboratories, Inc.*	5,401	212,475
Hospira, Inc.*	3,146	178,252
Johnson & Johnson	151,932	10,106,517
Merck & Co., Inc.	318,493	11,239,618
Mylan, Inc.*	8,251	203,552
Pfizer, Inc.	424,583	8,746,410
Roche Holding AG	65,000	10,874,437
Watson Pharmaceuticals, Inc.*	2,376	163,303

		45,418,569

Total Health Care		59,002,798

Industrials (2.6%)
Aerospace & Defense (0.6%)
Boeing Co.	14,037	1,037,755
General Dynamics Corp.	7,037	524,397
Goodrich Corp.	2,371	226,431
Honeywell International, Inc.	14,982	892,777
ITT Corp.	3,468	204,369
L-3 Communications Holdings, Inc.	2,000	174,900
Lockheed Martin Corp.	5,416	438,534
Northrop Grumman Corp.	5,502	381,564
Precision Castparts Corp.	2,708	445,872
Raytheon Co.	6,791	338,531
Rockwell Collins, Inc.	2,943	181,554
Textron, Inc.	5,211	123,032
United Technologies Corp.	17,378	1,538,127

		6,507,843

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,129	246,690
Expeditors International of Washington, Inc.	4,003	204,914
FedEx Corp.	5,947	564,073
United Parcel Service, Inc., Class B	18,628	1,358,540

		2,374,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.0%)
Southwest Airlines Co.	15,129	$172,773

Building Products (0.0%)
Masco Corp.	6,761	81,335

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,018	77,955
Cintas Corp.	2,387	78,843
Iron Mountain, Inc.	3,780	128,860
Pitney Bowes, Inc.	3,847	88,442
R.R. Donnelley & Sons Co.	3,378	66,243
Republic Services, Inc.	5,801	178,961
Stericycle, Inc.*	1,612	143,661
Waste Management, Inc.	8,977	334,573

		1,097,538

Construction & Engineering (0.1%)
Fluor Corp.	3,333	215,512
Jacobs Engineering Group, Inc.*	2,378	102,848
Quanta Services, Inc.*	4,031	81,426

		399,786

Electrical Equipment (0.1%)
Emerson Electric Co.	14,237	800,831
Rockwell Automation, Inc.	2,815	244,230
Roper Industries, Inc.	1,800	149,940

		1,195,001

Industrial Conglomerates (0.8%)
3M Co.	13,439	1,274,689
General Electric Co.	381,016	7,185,962
Tyco International Ltd.	8,944	442,102

		8,902,753

Machinery (0.5%)
Caterpillar, Inc.	12,220	1,300,941
Cummins, Inc.	3,728	385,811
Danaher Corp.	10,399	551,043
Deere & Co.	7,949	655,395
Dover Corp.	3,522	238,792
Eaton Corp.	6,427	330,669
Flowserve Corp.	1,052	115,604
Illinois Tool Works, Inc.	9,410	531,571
Ingersoll-Rand plc	6,222	282,541
Joy Global, Inc.	1,978	188,385
PACCAR, Inc.	6,897	352,368
Pall Corp.	2,180	122,581
Parker Hannifin Corp.	3,056	274,245
Snap-On, Inc.	1,100	68,728
Stanley Black & Decker, Inc.	3,157	227,462

		5,626,136

Professional Services (0.0%)
Dun & Bradstreet Corp.	938	70,856
Equifax, Inc.	2,317	80,446
Robert Half International, Inc.	2,762	74,657

		225,959

Road & Rail (0.2%)
CSX Corp.	20,979	550,069
Norfolk Southern Corp.	6,723	503,755
Ryder System, Inc.	967	54,974

	Number of Shares	Value (Note 1)

Union Pacific Corp.	9,270	$967,788

		2,076,586

Trading Companies & Distributors (0.0%)
Fastenal Co.	5,566	200,320
W.W. Grainger, Inc.	1,101	169,169

		369,489

Total Industrials		29,029,416

Information Technology (4.1%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	104,404	1,629,746
F5 Networks, Inc.*	1,524	168,021
Harris Corp.	2,415	108,820
JDS Uniphase Corp.*	4,233	70,522
Juniper Networks, Inc.*	10,099	318,119
Motorola Mobility Holdings, Inc.*	5,555	122,432
Motorola Solutions, Inc.*	6,357	292,676
QUALCOMM, Inc.	31,644	1,797,063
Tellabs, Inc.	6,846	31,560

		4,538,959

Computers & Peripherals (0.9%)
Apple, Inc.*	17,517	5,879,931
Dell, Inc.*	31,016	517,037
EMC Corp.*	39,054	1,075,938
Hewlett-Packard Co.	39,255	1,428,882
Lexmark International, Inc., Class A*	1,484	43,422
NetApp, Inc.*	6,945	366,557
SanDisk Corp.*	4,469	185,463
Western Digital Corp.*	4,374	159,126

		9,656,356

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,322	179,355
Corning, Inc.	29,560	536,514
FLIR Systems, Inc.	3,011	101,501
Jabil Circuit, Inc.	3,700	74,740
Molex, Inc.	2,608	67,208

		959,318

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	3,533	111,184
eBay, Inc.*	21,571	696,096
Google, Inc., Class A*	4,763	2,411,888
Monster Worldwide, Inc.*	2,458	36,034
VeriSign, Inc.	3,275	109,581
Yahoo!, Inc.*	24,721	371,804

		3,736,587

IT Services (0.7%)
Automatic Data Processing, Inc.	9,566	503,937
Cognizant Technology Solutions Corp., Class A*	5,743	421,192
Computer Sciences Corp.	2,928	111,147
Fidelity National Information Services, Inc.	5,035	155,028
Fiserv, Inc.*	2,758	172,733
International Business Machines Corp.	22,932	3,933,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mastercard, Inc., Class A	1,780	$536,385
Paychex, Inc.	6,077	186,685
SAIC, Inc.*	5,500	92,510
Teradata Corp.*	3,176	191,195
Total System Services, Inc.	3,067	56,985
Visa, Inc., Class A	9,016	759,688
Western Union Co.	11,701	234,371

		7,355,841

Office Electronics (0.2%)
Xerox Corp.	226,421	2,357,043

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.*	10,867	75,960
Altera Corp.	6,041	280,000
Analog Devices, Inc.	5,657	221,415
Applied Materials, Inc.	24,910	324,079
Broadcom Corp., Class A*	8,979	302,054
First Solar, Inc.*	2,944	389,403
Intel Corp.	250,366	5,548,111
KLA-Tencor Corp.	3,157	127,795
Linear Technology Corp.	4,283	141,425
LSI Corp.*	11,631	82,813
MEMC Electronic Materials, Inc.*	4,348	37,088
Microchip Technology, Inc.	3,538	134,126
Micron Technology, Inc.*	16,154	120,832
National Semiconductor Corp.	4,553	112,049
Novellus Systems, Inc.*	1,703	61,546
NVIDIA Corp.*	11,540	183,890
Teradyne, Inc.*	3,499	51,785
Texas Instruments, Inc.	21,800	715,694
Xilinx, Inc.	4,929	179,761

		9,089,826

Software (0.7%)
Adobe Systems, Inc.*	9,586	301,480
Autodesk, Inc.*	4,322	166,829
BMC Software, Inc.*	3,372	184,448
CA, Inc.	7,222	164,950
Citrix Systems, Inc.*	3,542	283,360
Compuware Corp.*	4,130	40,309
Electronic Arts, Inc.*	6,312	148,963
Intuit, Inc.*	5,141	266,612
Microsoft Corp.	140,591	3,655,366
Oracle Corp.	73,838	2,430,009
Red Hat, Inc.*	3,643	167,214
Salesforce.com, Inc.*	2,306	343,548
Symantec Corp.*	14,410	284,165

		8,437,253

Total Information Technology		46,131,183

Materials (1.4%)
Chemicals (0.5%)
Air Products & Chemicals, Inc.	3,947	377,254
Airgas, Inc.	1,263	88,461
CF Industries Holdings, Inc.	1,346	190,688
Dow Chemical Co.	22,341	804,276
E.I. du Pont de Nemours & Co.	17,617	952,199
Eastman Chemical Co.	1,336	136,365
Ecolab, Inc.	4,375	246,662
FMC Corp.	1,350	116,127

	Number of Shares	Value (Note 1)

International Flavors & Fragrances, Inc.	1,515	$97,324
Monsanto Co.	10,133	735,048
PPG Industries, Inc.	3,032	275,275
Praxair, Inc.	5,726	620,641
Sherwin-Williams Co.	1,690	141,740
Sigma-Aldrich Corp.	2,302	168,921

		4,950,981

Construction Materials (0.0%)
Vulcan Materials Co.	2,437	93,898

Containers & Packaging (0.0%)
Ball Corp.	3,194	122,841
Bemis Co., Inc.	2,021	68,270
Owens-Illinois, Inc.*	3,091	79,779
Sealed Air Corp.	3,008	71,560

		342,450

Metals & Mining (0.9%)
AK Steel Holding Corp.	2,081	32,796
Alcoa, Inc.	20,063	318,199
Allegheny Technologies, Inc.	2,036	129,225
Barrick Gold Corp.	55,000	2,490,950
Cliffs Natural Resources, Inc.	2,758	254,977
Freeport-McMoRan Copper & Gold, Inc.	17,870	945,323
Newmont Mining Corp.	89,313	4,820,223
Nucor Corp.	25,950	1,069,659
Titanium Metals Corp.	1,701	31,162
United States Steel Corp.	2,714	124,953

		10,217,467

Paper & Forest Products (0.0%)
International Paper Co.	8,302	247,566
MeadWestvaco Corp.	3,179	105,892

		353,458

Total Materials		15,958,254

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	337,194	10,591,263
CenturyLink, Inc.	61,498	2,486,364
Frontier Communications Corp.	102,765	829,314
Telstra Corp., Ltd.	800,000	2,484,177
Verizon Communications, Inc.	153,677	5,721,395
Windstream Corp.	9,521	123,392

		22,235,905

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	7,520	393,522
MetroPCS Communications, Inc.*	4,982	85,740
Sprint Nextel Corp.*	56,296	303,435
Vodafone Group plc	2,200,000	5,846,787

		6,629,484

Total Telecommunication Services		28,865,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (6.9%)
Electric Utilities (3.7%)
American Electric Power Co., Inc.	109,050	$4,109,004
Duke Energy Corp.	375,094	7,063,020
Edison International	6,141	237,964
Entergy Corp.	63,380	4,327,586
Exelon Corp.	12,496	535,329
FirstEnergy Corp.	57,896	2,556,108
NextEra Energy, Inc.	122,947	7,064,535
Northeast Utilities	3,332	117,187
Pepco Holdings, Inc.	4,249	83,408
Pinnacle West Capital Corp.	2,054	91,567
PPL Corp.	60,329	1,678,956
Progress Energy, Inc.	75,521	3,625,763
Southern Co.	266,218	10,749,883

		42,240,310

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,628,400
Nicor, Inc.	860	47,077
Oneok, Inc.	2,021	149,574

		1,825,051

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,501	159,263
Constellation Energy Group, Inc.	3,773	143,223
Dynegy, Inc.*	106,300	657,997
NRG Energy, Inc.*	4,673	114,862

		1,075,345

Multi-Utilities (2.9%)
Ameren Corp.	4,541	130,963
CenterPoint Energy, Inc.	73,021	1,412,956
CMS Energy Corp.	4,760	93,724
Consolidated Edison, Inc.	5,512	293,459
Dominion Resources, Inc.	130,966	6,321,729
DTE Energy Co.	3,199	160,014
Integrys Energy Group, Inc.	1,473	76,360
NiSource, Inc.	5,273	106,778
PG&E Corp.	157,481	6,618,926
Public Service Enterprise Group, Inc.	174,534	5,696,790
SCANA Corp.	2,149	84,606
Sempra Energy	84,524	4,469,629
TECO Energy, Inc.	154,057	2,910,137
Wisconsin Energy Corp.	4,413	138,348
Xcel Energy, Inc.	209,113	5,081,446

		33,595,865

Total Utilities		78,736,571

Total Common Stocks (40.6%) (Cost $400,307,855)		460,694,259

	Number of Warrants	Value (Note 1)

WARRANTS:
Consumer Discretionary (0.1%)
Automobiles (0.0%)
General Motors Co., Class A, expiring 7/10/16*	35,380	$660,368

Media (0.1%)
Charter Communications, Inc., expiring 11/30/14*	53,070	742,980

Total Warrants (0.1%) (Cost $20,193,204)		1,403,348

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (5.1%)
BlackRock Liquidity Funds TempFund 0.08%‡	58,689,926	58,689,926

	Principal Amount	Value (Note 1)
Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 7/1/11	$6,545,719	6,545,719

Total Short-Term Investments (5.7%) (Cost $65,235,645)		65,235,645

Total Investments (98.1%) (Cost $1,071,734,299)		1,114,116,166
Other Assets Less Liabilities (1.9%)		21,132,399

Net Assets (100%)		$1,135,248,565

*	Non-income producing.
†	Securities (totalling $370,000 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $125,940,820 or 11.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.

Glossary:

ABS	— Asset-Backed Security
ADR	— American Depositary Receipt
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
PIK	— Payment-in Kind Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$81,954,932	$40,754,701	$64,019,707	$58,689,926	$2,478	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	956	September-11	$61,294,542	$62,880,900	$1,586,358

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Non-Agency CMO	$—	$2,714,532	$—	$2,714,532
Common Stocks
Consumer Discretionary	34,239,244	—	—	34,239,244
Consumer Staples	27,730,160	3,064,817	—	30,794,977
Energy	69,522,961	—	—	69,522,961
Financials	58,673,757	9,739,709	—	68,413,466
Health Care	48,128,361	10,874,437	—	59,002,798
Industrials	29,029,416	—	—	29,029,416
Information Technology	46,131,183	—	—	46,131,183
Materials	15,958,254	—	—	15,958,254
Telecommunication Services	20,534,425	8,330,964	—	28,865,389
Utilities	78,736,571	—	—	78,736,571
Convertible Bonds
Financials	—	4,050,000	—	4,050,000
Convertible Preferred Stocks
Financials	13,427,500	12,438,025	—	25,865,525
Corporate Bonds
Consumer Discretionary	—	38,748,499	—	38,748,499
Consumer Staples	—	12,253,323	—	12,253,323
Energy	—	39,183,065	—	39,183,065
Financials	—	94,554,371	—	94,554,371
Health Care	—	23,709,571	—	23,709,571
Industrials	—	28,576,456	—	28,576,456
Information Technology	—	37,062,400	—	37,062,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$—	$17,330,361	$—	$17,330,361
Telecommunication Services	—	11,855,891	—	11,855,891
Utilities	—	44,746,415	—	44,746,415
Futures	1,586,358	—	—	1,586,358
Government Securities
Agency ABS	—	12,098,998	—	12,098,998
Foreign Governments	—	5,786,629	—	5,786,629
Municipal Bonds	—	2,546,766	—	2,546,766
Supranational	—	6,178,398	—	6,178,398
U.S. Government Agencies	—	18,103,718	—	18,103,718
U.S. Treasuries	—	140,648,540	—	140,648,540
Preferred Stocks
Consumer Discretionary	1,437,830	—	—	1,437,830
Energy	—	8,066,250	—	8,066,250
Financials	3,546,845	3,802,481	370,000	7,719,326
Health Care	—	1,511,250	—	1,511,250
Materials	997,800	—	—	997,800
Utilities	1,037,000	—	—	1,037,000
Short-Term Investments	—	65,235,645	—	65,235,645
Warrants
Consumer Discretionary	1,403,348	—	—	1,403,348

Total Assets	452,121,013	$663,211,511	$370,000	$1,115,702,524

Total Liabilities	$—	$—	$—	$—

Total	$452,121,013	$663,211,511	$370,000	$1,115,702,524

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials

Balance as of 12/31/10	$—
Total gains or losses (realized/unrealized) included in earnings	260,000
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	110,000
Transfers out of Level 3	—

Balance as of 6/30/11	$370,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$260,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,586,358	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,586,358

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	5,199,927	—	—	5,199,927
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$5,199,927	$—	$—	$5,199,927

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(934,777)	—	—	(934,777)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(934,777)	$—	$—	$(934,777)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $70,815,000 during the year six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$207,456,005
Long-term U.S. Treasury securities	101,819,782

$309,275,787

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$270,298,099
Long-term U.S. Treasury securities	39,943,804

$310,241,903

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,107,146
Aggregate gross unrealized depreciation	(96,274,698)

Net unrealized appreciation	$40,832,448

Federal income tax cost of investments	$1,073,283,718

The Portfolio has a net capital loss carryforward of $210,945,738 of which $31,136,473 expires in the year 2016 and $179,809,265 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $58,689,926)	$58,689,926
Unaffiliated Issuers (Cost $1,013,044,373)	1,055,426,240
Foreign cash (Cost $246,714)	251,969
Cash held as collateral at broker	4,704,400
Receivable for securities sold	13,619,093
Dividends, interest and other receivables	7,851,404
Due from broker for futures variation margin	534,808
Receivable from Separate Accounts for Trust shares sold	31,883
Receivable from investment sub-advisor	6,949
Other assets	9,688

Total assets	1,141,126,360

LIABILITIES
Overdraft payable	1,359,802
Payable for securities purchased	2,944,554
Investment management fees payable	598,091
Payable to Separate Accounts for Trust shares redeemed	547,663
Administrative fees payable	156,464
Distribution fees payable - Class IB	133,866
Trustees’ fees payable	491
Accrued expenses	136,864

Total liabilities	5,877,795

NET ASSETS	$1,135,248,565

Net assets were comprised of:
Paid in capital	$1,269,250,259
Accumulated undistributed net investment income (loss)	19,418,199
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(197,402,863)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	43,982,970

Net assets	$1,135,248,565

Class IA
Net asset value, offering and redemption price per share, $480,473,043 / 53,353,820 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.01

Class IB
Net asset value, offering and redemption price per share, $654,775,522 / 72,780,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,776 foreign withholdings tax)	$16,581,816
Dividends ($2,478 of dividend income received from affiliates) (net of $97,500 foreign withholding tax)	8,042,075

Total income	24,623,891

EXPENSES
Investment management fees	3,660,253
Administrative fees	922,893
Distribution fees - Class IB	815,744
Printing and mailing expenses	44,993
Custodian fees	37,311
Professional fees	25,401
Trustees’ fees	12,949
Miscellaneous	27,313

Gross expenses	5,546,857
Less: Reimbursement from sub-advisor	(22,035)
Fees paid indirectly	(415)

Net expenses	5,524,407

NET INVESTMENT INCOME (LOSS)	19,099,484

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	12,401,770
Foreign currency transactions	18,328
Futures	5,199,927

Net realized gain (loss)	17,620,025

Change in unrealized appreciation (depreciation) on:
Securities	20,462,856
Foreign currency translations	18,179
Futures	(934,777)

Net change in unrealized appreciation (depreciation)	19,546,258

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,166,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,265,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,099,484	$39,374,246
Net realized gain (loss) on investments, securities sold short, futures, securities sold short, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	17,620,025	51,927,306
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	19,546,258	25,674,418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	56,265,767	116,975,970

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,215,588)
Class IB	—	(19,071,517)

TOTAL DIVIDENDS	—	(34,287,105)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 405,510 and 3,325,435 shares, respectively ]	3,607,530	28,112,216
Capital shares issued in reinvestment of dividends [ 0 and 1,800,557 shares, respectively ]	—	15,215,588
Capital shares repurchased [ (3,487,872) and (7,092,603) shares, respectively ]	(30,953,120)	(57,517,198)

Total Class IA transactions	(27,345,590)	(14,189,394)

Class IB
Capital shares sold [ 3,942,712 and 6,280,952 shares, respectively ]	35,170,236	51,607,771
Capital shares issued in reinvestment of dividends [ 0 and 2,256,213 shares, respectively ]	—	19,071,517
Capital shares repurchased [ (6,127,950) and (20,936,023) shares, respectively ]	(54,560,472)	(170,472,827)

Total Class IB transactions	(19,390,236)	(99,793,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,735,826)	(113,982,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,529,941	(31,294,068)
NET ASSETS:
Beginning of period	1,125,718,624	1,157,012,692

End of period (a)	$1,135,248,565	$1,125,718,624

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,418,199	$318,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,				September 15, 2006* to December 31, 2006
Class IA		2010	2009	2008	2007
Net asset value, beginning of period	$8.57	$7.94	$6.40	$10.28	$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.31 (e)	0.36 (e)	0.64 (e)	0.63 (e)	0.13	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.29	0.60	1.62	(3.93)	(0.38)	0.35

Total from investment operations	0.44	0.91	1.98	(3.29)	0.25	0.48

Less distributions:
Dividends from net investment income	—	(0.28)	(0.44)	(0.59)	(0.35)	(0.07)
Distributions from net realized gains	—	—	—	—	(0.03)	—

Total dividends and distributions	—	(0.28)	(0.44)	(0.59)	(0.38)	(0.07)

Net asset value, end of period	$9.01	$8.57	$7.94	$6.40	$10.28	$10.41

Total return (b)	5.13%	11.55%	30.97%	(31.65)%	2.36%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$480,473	$483,418	$463,554	$363,213	$275,884	$1,572
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.83%	0.83%	0.91%	1.05%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.83%	0.83%	0.84%	1.05%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	0.83%	0.84%	0.91%	1.05%	1.05%	1.28	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.50%	3.72%	5.02%	7.22%	5.83%	4.31%
After waivers, reimbursements and fees paid indirectly (a)	3.50%	3.72%	5.09%	7.22%	5.83%	4.31%
Before waivers, reimbursements and fees paid indirectly (a)	3.50%	3.71%	5.02%	7.22%	5.83%	3.65%
Portfolio turnover rate	29%	77%	106%	57%	20%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,						September 15, 2006* to December 31, 2006
Class IB		2010	2009		2008		2007
Net asset value, beginning of period	$8.57	$7.94	$6.40		$10.28		$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.28 (e)	0.34	(e)	0.61	(e)	0.54 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, futures and foreign currency transactions	0.29	0.61	1.62		(3.92)		(0.32)	0.35

Total from investment operations	0.43	0.89	1.96		(3.31)		0.22	0.47

Less distributions:
Dividends from net investment income	—	(0.26)	(0.42)		(0.57)		(0.32)	(0.06)
Distributions from net realized gains	—	—	—		—		(0.03)	—

Total dividends and distributions	—	(0.26)	(0.42)		(0.57)		(0.35)	(0.06)

Net asset value, end of period	$9.00	$8.57	$7.94		$6.40		$10.28	$10.41

Total return (b)	5.02%	11.27%	30.62%		(31.83)%		2.07%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$654,776	$642,301	$693,459		$500,707		$713,523	$153,843
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.08%	1.08%	1.16	%(c)	1.30%		1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.08%	1.09	%(c)	1.30	%(c)	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.08%	1.09%	1.16	%(c)	1.30%		1.30%	1.53	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.25%	3.47%	4.66%		6.79%		5.06%	4.03%
After waivers, reimbursements and fees paid indirectly (a)	3.25%	3.47%	4.72%		6.79%		5.06%	4.03%
Before waivers, reimbursements and fees paid indirectly (a)	3.25%	3.46%	4.66%		6.79%		5.06%	3.80%
Portfolio turnover rate	29%	77%	106%		57%		20%	7%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings As of 06/30/11	% of Net Assets
Information Technology	23.6%
Materials	10.2
Industrials	8.7
Consumer Discretionary	7.3
Health Care	7.0
Utilities	3.8
Consumer Staples	3.4
Financials	2.6
Telecommunication Services	2.5
Energy	1.9
Cash and Other	29.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,042.40	$5.32
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,040.90	6.58
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.3%)
Distributors (0.0%)
Medion AG	2,000	$37,840

Diversified Consumer Services (0.2%)
Ascent Media Corp., Class A*	5,000	264,850
Corinthian Colleges, Inc.*	38,000	161,880

		426,730

Hotels, Restaurants & Leisure (0.2%)
Boyd Gaming Corp.*	40,000	348,000
California Pizza Kitchen, Inc.*	5,000	92,350
Dover Motorsports, Inc.*	41,500	76,775
Ladbrokes plc	30,000	73,381
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,000	42,950

		633,456

Household Durables (0.6%)
Fortune Brands, Inc.	12,000	765,240
Harman International Industries, Inc.	15,000	683,550
Nobility Homes, Inc.*	2,400	19,200
Skyline Corp.	7,000	122,500

		1,590,490

Media (2.3%)
Acme Communications, Inc.*	20,000	26,800
Beasley Broadcasting Group, Inc., Class A*	25,000	104,000
British Sky Broadcasting Group plc	90,000	1,222,347
Clear Channel Outdoor Holdings, Inc., Class A*	195,000	2,476,500
Crown Media Holdings, Inc., Class A*	6,000	11,460
DISH Network Corp., Class A*	27,000	828,090
Fisher Communications, Inc.*	29,000	864,780
Liberty Media Corp. - Capital*	4,000	343,000
LIN TV Corp., Class A*	20,000	97,400
Media General, Inc., Class A*	39,700	151,654
Salem Communications Corp., Class A	18,000	64,620

		6,190,651

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	29,240

Specialty Retail (0.4%)
Forzani Group Ltd., Class A	35,000	955,882
Midas, Inc.*	31,000	195,920

		1,151,802

Textiles, Apparel & Luxury Goods (3.6%)
Bulgari S.p.A.	245,000	4,323,714
Heelys, Inc.*	16,000	36,480
Timberland Co., Class A*	130,000	5,586,100

		9,946,294

Total Consumer Discretionary		20,006,503

	Number of Shares	Value (Note 1)

Consumer Staples (3.4%)
Food & Staples Retailing (0.5%)
BJ’s Wholesale Club, Inc.*	25,000	$1,258,750
Massmart Holdings Ltd.	4,900	101,427

		1,360,177

Food Products (2.7%)
Flowers Foods, Inc.	750	16,530
Parmalat S.p.A.*	1,000,000	3,761,742
Reddy Ice Holdings, Inc.*	1,000	2,810
Sara Lee Corp.	130,000	2,468,700
Tootsie Roll Industries, Inc.	36,000	1,053,360

		7,303,142

Personal Products (0.2%)
Avon Products, Inc.	25,000	700,000

Total Consumer Staples		9,363,319

Energy (1.9%)
Energy Equipment & Services (0.2%)
Rowan Cos., Inc.*	10,000	388,100
TGC Industries, Inc.*	11,000	70,290

		458,390

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.	4,000	307,040
Atlas Energy LP	82,000	1,781,860
Dragon Oil plc	90,000	755,522
EXCO Resources, Inc.	2,000	35,300
Heritage Oil plc	20,000	70,430
K-Sea Transportation Partners LP*	7,500	61,125
Southern Union Co.	40,000	1,606,000
WesternZagros Resources Ltd.*	40,000	25,714

		4,642,991

Total Energy		5,101,381

Financials (2.6%)
Capital Markets (0.2%)
BKF Capital Group, Inc.*	12,000	15,240
optionsXpress Holdings, Inc.	23,000	383,640
SWS Group, Inc.	30,000	179,700

		578,580

Commercial Banks (0.4%)
Marshall & Ilsley Corp.	150,000	1,195,500

Consumer Finance (0.6%)
American Express Co.	8,000	413,600
SLM Corp.	70,000	1,176,700

		1,590,300

Insurance (0.1%)
Chaucer Holdings plc	4,000	3,411
CNinsure, Inc. (ADR)*	5,000	73,650
FPIC Insurance Group, Inc.*	500	20,840

		97,901

Real Estate Management & Development (0.0%)
Eco Business-Immobilien AG*	500	4,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (1.3%)
First Niagara Financial Group, Inc.	265,000	$3,498,000
Flushing Financial Corp.	4,000	52,000

		3,550,000

Total Financials		7,016,980

Health Care (6.8%)
Biotechnology (3.6%)
Actelion Ltd. (Registered)*	1,000	49,240
Biogen Idec, Inc.*	4,000	427,680
Cephalon, Inc.*	115,000	9,188,500
Grifols S.A. (ADR)*	41,504	311,695

		9,977,115

Health Care Equipment & Supplies (1.4%)
Accuray, Inc.*	2,637	21,121
ArthroCare Corp.*	31,000	1,037,570
Exactech, Inc.*	10,000	180,100
Smith & Nephew plc	150,000	1,600,300
Synthes, Inc. (m)§	5,000	880,456

		3,719,547

Health Care Providers & Services (1.0%)
Chemed Corp.	2,000	131,040
Continucare Corp.*	4,000	24,720
Rural/Metro Corp.*	150,000	2,586,000

		2,741,760

Life Sciences Tools & Services (0.8%)
Cellestis Ltd.	20,000	68,272
WuXi PharmaTech Cayman, Inc. (ADR)*	125,000	2,195,000

		2,263,272

Pharmaceuticals (0.0%)
Allergan, Inc.	1,200	99,900

Total Health Care		18,801,594

Industrials (8.7%)
Aerospace & Defense (0.9%)
ITT Corp.	23,000	1,355,390
Vector Aerospace Corp.*	80,000	1,075,017

		2,430,407

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	8,000	169,120

Building Products (0.1%)
Griffon Corp.*	30,000	302,400

Commercial Services & Supplies (0.1%)
Niscayah Group AB	68,000	197,771

Electrical Equipment (1.2%)
Harbin Electric, Inc.*	500	7,560
Tognum AG	90,000	3,374,401

		3,381,961

Machinery (6.2%)
Baldwin Technology Co., Inc., Class A*	23,000	27,140
Bucyrus International, Inc.	140,000	12,832,400
CIRCOR International, Inc.	5,000	214,150

	Number of Shares	Value (Note 1)

Demag Cranes AG	40,000	$2,601,780
Navistar International Corp.*	21,000	1,185,660
Tennant Co.	7,000	279,510

		17,140,640

Road & Rail (0.0%)
Dollar Thrifty Automotive Group, Inc.*	1,000	73,740

Trading Companies & Distributors (0.1%)
Kaman Corp.	5,000	177,350

Total Industrials		23,873,389

Information Technology (23.6%)
Communications Equipment (0.9%)
EMS Technologies, Inc.*	41,300	1,361,661
Loral Space & Communications, Inc.*	14,000	972,580

		2,334,241

Computers & Peripherals (0.4%)
Diebold, Inc.	33,000	1,023,330
Hypercom Corp.*	3,000	29,490
SanDisk Corp.*	1,000	41,500
Seagate Technology plc	3,000	48,480

		1,142,800

Electronic Equipment, Instruments & Components (2.8%)
Gerber Scientific, Inc.*	160,000	1,780,800
GTSI Corp.*	6,600	35,442
L-1 Identity Solutions, Inc.*	460,000	5,405,000
Laird plc	40,000	130,006
Park Electrochemical Corp.	4,000	111,800
Zygo Corp.*	20,000	264,400

		7,727,448

Internet Software & Services (3.4%)
Mediamind Technologies, Inc.*	6,000	131,640
SAVVIS, Inc.*	200,000	7,906,000
Yahoo!, Inc.*	95,000	1,428,800

		9,466,440

IT Services (6.3%)
Integral Systems, Inc.*	5,000	60,850
SRA International, Inc., Class A*	200,000	6,184,000
Telvent GIT S.A.*	275,000	10,945,000

		17,189,850

Semiconductors & Semiconductor Equipment (8.6%)
Advanced Analogic Technologies, Inc.*	40,000	242,200
Aleo Solar AG*	500	17,270
LTX-Credence Corp.*	2,500	22,350
National Semiconductor Corp.	450,000	11,074,500
Roth & Rau AG*	1,000	29,837
Varian Semiconductor Equipment Associates, Inc.*	115,000	7,065,600
Verigy Ltd.*	350,000	5,239,500

		23,691,257

Software (1.2%)
Lawson Software, Inc.*	200,000	2,244,000
Mentor Graphics Corp.*	10,000	128,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Take-Two Interactive Software, Inc.*	55,000	$840,400

		3,212,500

Total Information Technology		64,764,536

Materials (10.2%)
Chemicals (7.1%)
Airgas, Inc.	9,000	630,360
Ferro Corp.*	8,000	107,520
Lubrizol Corp.	105,000	14,098,350
Rhodia S.A.	105,000	4,762,858

		19,599,088

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS S.A.	10,000	76,412

Containers & Packaging (2.9%)
Graham Packaging Co., Inc.*	290,000	7,313,800
Greif, Inc., Class A	1,000	65,030
Myers Industries, Inc.	50,000	514,000
Temple-Inland, Inc.	4,000	118,960

		8,011,790

Metals & Mining (0.2%)
Allegheny Technologies, Inc.	3,000	190,410
Breakwater Resources Ltd.*	6,000	46,161
Camino Minerals Corp.*	4,000	1,452
Equinox Minerals Ltd.*	15,000	126,445
Gold Fields Ltd. (ADR)	3,000	43,770
Lundin Mining Corp.*	2,000	15,345

		423,583

Total Materials		28,110,873

Telecommunication Services (2.5%)
Diversified Telecommunication Services (0.3%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	150,412
Cincinnati Bell, Inc.*	165,000	547,800
Global Crossing Ltd.*	3,000	115,140

		813,352

Wireless Telecommunication Services (2.2%)
Millicom International Cellular S.A.	20,000	2,075,000
Sprint Nextel Corp.*	240,000	1,293,600
Telephone & Data Systems, Inc.	20,000	621,600
U.S. Cellular Corp.*	40,000	1,936,800

		5,927,000

Total Telecommunication Services		6,740,352

Utilities (3.8%)
Electric Utilities (2.1%)
Central Vermont Public Service Corp.	15,770	570,085
DPL, Inc.	75,000	2,262,000
PNM Resources, Inc.	22,000	368,280
Progress Energy, Inc.	54,000	2,592,540

		5,792,905

	Number of Shares	Value (Note 1)

Gas Utilities (1.1%)
National Fuel Gas Co.	24,000	$1,747,200
Nicor, Inc.	24,000	1,313,760

		3,060,960

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	25,000	949,000
Dynegy, Inc.*	50,000	309,500
Iberdrola Renovables S.A.	20,000	88,346
NRG Energy, Inc.*	15,000	368,700

		1,715,546

Multi-Utilities (0.0%)
GDF Suez S.A.*	3,801	6

Total Utilities		10,569,417

Total Common Stocks (70.8%) (Cost $186,459,094)		194,348,344

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.2%)
Biotechnology (0.0%)
Clinical Data, Inc., expiring 12/31/49*†(b)	10,000	9,500

Pharmaceuticals (0.2%)
Sanofi-Aventis S.A., expiring 12/31/20*	175,000	421,750

Total Rights (0.2%) (Cost $0)		431,250

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (20.4%)
U.S. Treasury Bills
0.03%, 8/18/11 (p)	$15,000,000	14,999,469
0.02%, 9/1/11 (p)	20,000,000	19,999,420
0.10%, 12/29/11 (p)	21,000,000	20,989,773

Total Government Securities		55,988,662

Time Deposit (10.0%)
JPMorgan Chase Nassau 0.000%, 7/1/11	27,470,780	27,470,780

Total Short-Term Investments (30.4%) (Cost $83,457,944)		83,459,442

Total Investments (101.4%) (Cost $269,917,038)		278,239,036
Other Assets Less Liabilities (-1.4%)		(3,811,039)

Net Assets (100%)		$274,427,997

*	Non-income producing.
†	Securities (totalling $9,500 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

value of these securities amounted to $880,456 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.

Glossary:

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,161,826	$5,844,677	$—	$20,006,503
Consumer Staples	5,500,150	3,863,169	—	9,363,319
Energy	4,275,429	825,952	—	5,101,381
Financials	6,993,630	23,350	—	7,016,980
Health Care	16,203,326	2,598,268	—	18,801,594
Industrials	17,699,437	6,173,952	—	23,873,389
Information Technology	64,587,423	177,113	—	64,764,536
Materials	23,271,603	4,839,270	—	28,110,873
Telecommunication Services	6,589,940	150,412	—	6,740,352
Utilities	10,481,065	88,352	—	10,569,417
Rights
Health Care	—	421,750	9,500	431,250
Short-Term Investments	—	83,459,442	—	83,459,442

Total Assets	$169,763,829	$108,465,707	$9,500	$278,239,036

Total Liabilities	$—	$—	$—	$—

Total	$169,763,829	$108,465,707	$9,500	$278,239,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Rights-Healthcare

Balance as of 12/31/10	$—
Total gains or losses (realized/unrealized) included in earnings	9,500
Purchases*	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3
Transfers out of Level 3	—

Balance as of 6/30/11	$9,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending period ending 6/30/11.	$9,500

* amount less than $1

The Portfolio held no derivative contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks	$268,544,051
Net Proceeds of Sales and Redemptions:
Stocks	$259,043,921

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,435,268
Aggregate gross unrealized depreciation	(3,834,177)

Net unrealized appreciation	$5,601,091

Federal income tax cost of investments	$272,637,945

For the six months ended June 30, 2011, the Portfolio incurred approximately $134,270 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $269,917,038)	$278,239,036
Foreign cash (Cost $3,262,818)	3,293,485
Dividends, interest and other receivables	635,530
Receivable from Separate Accounts for Trust shares sold	196,015
Other assets	1,843

Total assets	282,365,909

LIABILITIES
Overdraft payable	2,357,499
Payable for securities purchased	4,049,305
Payable to Separate Accounts for Trust shares redeemed	1,216,078
Investment management fees payable	202,068
Distribution fees payable - Class IB	53,057
Administrative fees payable	25,322
Trustees’ fees payable	503
Accrued expenses	34,080

Total liabilities	7,937,912

NET ASSETS	$274,427,997

Net assets were comprised of:
Paid in capital	$259,660,766
Accumulated undistributed net investment income (loss)	1,205,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	5,209,264
Unrealized appreciation (depreciation) on investments and foreign currency translations	8,352,849

Net assets	$274,427,997

Class IA
Net asset value, offering and redemption price per share, $15,309,297 / 1,173,966 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.04

Class IB
Net asset value, offering and redemption price per share, $259,118,700 / 19,970,979 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $36,594 foreign withholding tax)	$2,858,679
Interest	27,174

Total income	2,885,853

EXPENSES
Investment management fees	1,160,673
Distribution fees - Class IB	304,654
Administrative fees	146,116
Custodian fees	18,849
Professional fees	10,491
Printing and mailing expenses	10,114
Trustees’ fees	2,847
Miscellaneous	6,377

Gross expenses	1,660,121
Less: Fees paid indirectly	(10,969)

Net expenses	1,649,152

NET INVESTMENT INCOME (LOSS)	1,236,701

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,835,864
Foreign currency transactions	(49,609)

Net realized gain (loss)	7,786,255

Change in unrealized appreciation (depreciation) on:
Securities	1,104,629
Foreign currency translations	47,282

Net change in unrealized appreciation (depreciation)	1,151,911

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,938,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,174,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,236,701	$(1,359,082)
Net realized gain (loss) on investments and foreign currency transactions	7,786,255	12,520,036
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,151,911	7,358,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,174,867	18,519,849

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(335,246)
Class IB	—	(5,411,234)

TOTAL DISTRIBUTIONS	—	(5,746,480)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 259,208 and 491,637 shares, respectively ]	3,317,991	6,116,300
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,932 shares, respectively ]	—	335,246
Capital shares repurchased [ (173,613) and (200,093) shares, respectively ]	(2,214,093)	(2,418,079)

Total Class IA transactions	1,103,898	4,033,467

Class IB
Capital shares sold [ 4,080,508 and 6,413,834 shares, respectively ]	52,040,471	77,984,375
Capital shares issued in reinvestment of dividends and distributions [ 0 and 436,342 shares, respectively ]	—	5,411,234
Capital shares repurchased [ (1,878,901) and (3,763,996) shares, respectively ]	(24,004,738)	(45,334,668)

Total Class IB transactions	28,035,733	38,060,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	29,139,631	42,094,408

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,314,498	54,867,777
NET ASSETS:
Beginning of period	235,113,499	180,245,722

End of period (a)	$274,427,997	$235,113,499

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,205,118	$(31,583)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,					June 8, 2007* to December 31, 2007
Class IA		2010		2009		2008
Net asset value, beginning of period	$12.51	$11.68		$10.04		$12.22	$13.28

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	(0.05	)(e)	(0.02	)(e)	0.08 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	1.20		1.72		(1.73)	(0.48)

Total from investment operations	0.53	1.15		1.70		(1.65)	(0.39)

Less distributions:
Dividends from net investment income	—	—		—		(0.08)	(0.12)
Distributions from net realized gains	—	(0.32)		(0.06)		(0.45)	(0.55)

Total dividends and distributions	—	(0.32)		(0.06)		(0.53)	(0.67)

Net asset value, end of period	$13.04	$12.51		$11.68		$10.04	$12.22

Total return (b)	4.24%	9.83%		16.94%		(13.62)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,309	$13,619		$8,991		$6,549	$10,580
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.04%	1.02%		1.06%		1.12%	1.08%
Before fees paid indirectly (a)	1.05%	1.05%		1.08%		1.13%	1.09%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.19%	(0.43)%		(0.23)%		0.71%	1.19%
Before fees paid indirectly (a)	1.18%	(0.45)%		(0.24)%		0.69%	1.17%
Portfolio turnover rate	134%	326%		206%		231%	268%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010		2009		2008	2007		2006
Net asset value, beginning of period	$12.46	$11.66		$10.05		$12.23	$12.45		$11.61

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	(0.08	)(e)	(0.05	)(e)	0.05 (e)	0.11	(e)	0.25 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.45	1.20		1.72		(1.72)	0.31		1.16

Total from investment operations	0.51	1.12		1.67		(1.67)	0.42		1.41

Less distributions:
Dividends from net investment income	—	—		—		(0.06)	(0.09)		(0.23)
Distributions from net realized gains	—	(0.32)		(0.06)		(0.45)	(0.55)		(0.34)

Total dividends and distributions	—	(0.32)		(0.06)		(0.51)	(0.64)		(0.57)

Net asset value, end of period	$12.97	$12.46		$11.66		$10.05	$12.23		$12.45

Total return (b)	4.09%	9.59%		16.63%		(13.83)%	3.42%		12.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,119	$221,495		$171,255		$138,558	$165,261		$115,091
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.29%	1.28%		1.31%		1.37%	1.33	%(c)	1.37%
Before fees paid indirectly (a)	1.30%	1.30%		1.33%		1.38%	1.34	%(c)	1.45%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.95%	(0.69)%		(0.46)%		0.46%	0.86%		2.05%
Before fees paid indirectly (a)	0.94%	(0.71)%		(0.48)%		0.44%	0.83%		1.97%
Portfolio turnover rate	134%	326%		206%		231%	268%		249%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Industrials	26.8%
Consumer Discretionary	22.6
Materials	8.6
Utilities	7.8
Information Technology	7.7
Consumer Staples	6.8
Health Care	5.3
Financials	4.3
Energy	3.9
Telecommunication Services	1.8
Investment Companies	0.0 #
Cash and Other	4.4

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,057.90	$4.34
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,056.50	5.61
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (22.6%)
Auto Components (4.4%)
BorgWarner, Inc.*	188,000	$15,188,520
Dana Holding Corp.*	821,100	15,026,130
Federal-Mogul Corp.*	222,385	5,077,050
Modine Manufacturing Co.*	700,032	10,759,492
SORL Auto Parts, Inc.*	65,096	292,932
Spartan Motors, Inc.	290,000	1,566,000
Standard Motor Products, Inc.	781,488	11,902,062
Stoneridge, Inc.*	305,000	4,495,700
Strattec Security Corp.	133,400	2,798,732
Superior Industries International, Inc.	375,935	8,311,923
Tenneco, Inc.*	545,000	24,018,150

		99,436,691

Automobiles (0.0%)
Thor Industries, Inc.	4,000	115,360
Winnebago Industries, Inc.*	42,000	405,720

		521,080

Diversified Consumer Services (0.9%)
Ascent Media Corp., Class A*	110,077	5,830,779
Cambium Learning Group, Inc.*	367,300	1,237,801
Corinthian Colleges, Inc.*	610,000	2,598,600
Matthews International Corp., Class A	19,000	762,850
Regis Corp.	44,000	674,080
Stewart Enterprises, Inc., Class A	275,000	2,007,500
Universal Technical Institute, Inc.	340,071	6,723,203

		19,834,813

Hotels, Restaurants & Leisure (5.0%)
Biglari Holdings, Inc.*	30,207	11,812,447
Boyd Gaming Corp.*	990,000	8,613,000
Canterbury Park Holding Corp.*‡	216,007	3,138,582
Cheesecake Factory, Inc.*	373,000	11,701,010
Churchill Downs, Inc.	224,092	10,102,067
Denny’s Corp.*	425,000	1,649,000
Dover Downs Gaming & Entertainment, Inc.	90,000	288,000
Dover Motorsports, Inc.*	480,000	888,000
Gaylord Entertainment Co.*	525,900	15,777,000
International Speedway Corp., Class A	63,000	1,789,830
Krispy Kreme Doughnuts, Inc.*	115,000	1,093,650
Lakes Entertainment, Inc.*	94,500	207,900
Las Vegas Sands Corp.*	280,000	11,818,800
Marcus Corp.	410,100	4,051,788
Morgans Hotel Group Co.*	142,900	1,027,451
Nathan’s Famous, Inc.*	115,000	2,170,050
Orient-Express Hotels Ltd., Class A*	320,000	3,440,000
Peet’s Coffee & Tea, Inc.*	110,000	6,347,000
Penn National Gaming, Inc.*	100,000	4,034,000
Pinnacle Entertainment, Inc.*	290,000	4,321,000
Sonesta International Hotels Corp., Class A‡	350,000	6,734,000

	Number of Shares	Value (Note 1)

Speedway Motorsports, Inc.	40,000	$567,200
Wendy’s/Arby’s Group, Inc., Class A	110,000	557,700

		112,129,475

Household Durables (0.7%)
All American Group, Inc.*†(b)	450,000	90,000
Cavco Industries, Inc.*	107,500	4,837,500
Harman International Industries, Inc.	158,000	7,200,060
Nobility Homes, Inc.*	68,000	544,000
Skyline Corp.	165,000	2,887,500

		15,559,060

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	560,000	1,736,000
Nutrisystem, Inc.	87,000	1,223,220

		2,959,220

Leisure Equipment & Products (0.4%)
Adams Golf, Inc.*	2,000	14,920
Brunswick Corp.	50,000	1,020,000
Eastman Kodak Co.*	335,000	1,199,300
Marine Products Corp.*	280,000	1,881,600
Universal Entertainment Corp.	120,000	4,008,734

		8,124,554

Media (4.9%)
Acme Communications, Inc.*	212,100	284,214
Arbitron, Inc.	63,000	2,603,790
Beasley Broadcasting Group, Inc., Class A*‡	500,000	2,080,000
Belo Corp., Class A*	205,000	1,543,650
Cablevision Systems Corp. - New York Group, Class A	310,000	11,225,100
Carmike Cinemas, Inc.*	162,400	1,122,184
Clear Channel Outdoor Holdings, Inc., Class A*	240,000	3,048,000
Crown Media Holdings, Inc., Class A*	97,000	185,270
Cumulus Media, Inc., Class A*	5	17
Discovery Communications, Inc., Class A*	12,000	491,520
Discovery Communications, Inc., Class C*	12,000	438,600
DISH Network Corp., Class A*	20,000	613,400
Emmis Communications Corp., Class A*	90,000	99,000
EW Scripps Co., Class A*	359,000	3,471,530
Fisher Communications, Inc.*	332,000	9,900,240
Global Sources Ltd.*	243,000	2,233,170
Gray Television, Inc.*	780,000	2,059,200
Grupo Televisa S.A. (ADR)	110,000	2,706,000
Il Sole 24 Ore S.p.A.*	1,070,000	1,812,993
Imax Corp.*	40,000	1,297,200
Interpublic Group of Cos., Inc.	900,000	11,250,000
Journal Communications, Inc., Class A*	1,080,000	5,583,600
LIN TV Corp., Class A*	525,000	2,556,750
Live Nation Entertainment, Inc.*	1,145,061	13,133,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Madison Square Garden Co., Class A*	579,200	$15,945,376
Martha Stewart Living Omnimedia, Inc., Class A*	260,000	1,128,400
MDC Partners, Inc., Class A	7,000	126,420
Media General, Inc., Class A*	1,005,000	3,839,100
Meredith Corp.	60,000	1,867,800
PRIMEDIA, Inc.	400,000	2,820,000
Salem Communications Corp., Class A	640,001	2,297,604
SearchMedia Holdings Ltd.*	105,000	198,450
Sinclair Broadcast Group, Inc., Class A	225,000	2,470,500
World Wrestling Entertainment, Inc., Class A	20,000	190,600

		110,623,528

Multiline Retail (0.3%)
99 Cents Only Stores*	95,000	1,922,800
Bon-Ton Stores, Inc.	550,000	5,346,000

		7,268,800

Specialty Retail (5.7%)
Aaron’s, Inc.	163,000	4,606,380
AutoNation, Inc.*	600,000	21,966,000
Barnes & Noble, Inc.	25,000	414,500
Bed Bath & Beyond, Inc.*	121,000	7,062,770
Big 5 Sporting Goods Corp.	200,035	1,572,275
Bowlin Travel Centers, Inc.*	76,000	117,040
Coldwater Creek, Inc.*	965,000	1,351,000
Collective Brands, Inc.*	180,000	2,644,200
Midas, Inc.*	550,000	3,476,000
Monro Muffler Brake, Inc.	66,000	2,461,140
O’Reilly Automotive, Inc.*	484,000	31,706,840
Penske Automotive Group, Inc.	490,000	11,142,600
PEP Boys-Manny, Moe & Jack	495,000	5,410,350
Pier 1 Imports, Inc.*	285,000	3,297,450
Sally Beauty Holdings, Inc.*	520,000	8,892,000
Tractor Supply Co.	317,000	21,200,960

		127,321,505

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	110,000	3,140,500
Movado Group, Inc.	68,000	1,163,480
Wolverine World Wide, Inc.	25,000	1,043,750

		5,347,730

Total Consumer Discretionary		509,126,456

Consumer Staples (6.8%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	79,000	7,078,400
Brown-Forman Corp., Class A	30,000	2,160,000
Brown-Forman Corp., Class B	3,025	225,937
Davide Campari-Milano S.p.A.	310,000	2,547,953

		12,012,290

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	299,792	13,190,848
Ingles Markets, Inc., Class A‡	700,000	11,585,000
United Natural Foods, Inc.*	93,000	3,968,310

	Number of Shares	Value (Note 1)

Village Super Market, Inc., Class A	94,087	$2,607,151
Weis Markets, Inc.	66,000	2,688,180
Winn-Dixie Stores, Inc.*	607,154	5,130,451

		39,169,940

Food Products (3.0%)
Bull-Dog Sauce Co., Ltd.	40,000	82,562
Corn Products International, Inc.	160,000	8,844,800
Dean Foods Co.*	75,000	920,250
Diamond Foods, Inc.	7,000	534,380
Feihe International, Inc.*	180,000	1,301,400
Flowers Foods, Inc.	49,500	1,090,980
Griffin Land & Nurseries, Inc.‡	300,022	9,747,715
Hain Celestial Group, Inc.*	230,000	7,672,800
J&J Snack Foods Corp.	50,000	2,492,500
John B. Sanfilippo & Son, Inc.*	2,000	16,920
Lifeway Foods, Inc.*	246,105	2,751,454
Ralcorp Holdings, Inc.*	54,000	4,675,320
Rock Field Co., Ltd.	200,000	3,152,767
Smart Balance, Inc.*	460,000	2,382,800
Snyders-Lance, Inc.	489,033	10,577,784
Tootsie Roll Industries, Inc.	355,350	10,397,541

		66,641,973

Household Products (0.8%)
Church & Dwight Co., Inc.	84,000	3,405,360
Energizer Holdings, Inc.*	56,000	4,052,160
Katy Industries, Inc.*‡	590,000	38,350
Oil-Dri Corp. of America‡	441,309	9,452,839
WD-40 Co.	45,000	1,756,800

		18,705,509

Personal Products (0.8%)
Elizabeth Arden, Inc.*	11,000	319,330
Revlon, Inc., Class A*	22,000	369,600
Schiff Nutrition International, Inc.‡	1,280,000	14,323,200
United-Guardian, Inc.	153,000	2,264,400

		17,276,530

Total Consumer Staples		153,806,242

Energy (3.9%)
Energy Equipment & Services (3.8%)
Key Energy Services, Inc.*	90,000	1,620,000
Lufkin Industries, Inc.	250,000	21,512,500
Oceaneering International, Inc.	120,000	4,860,000
Rowan Cos., Inc.*	215,000	8,344,150
RPC, Inc.	1,985,000	48,711,900
Union Drilling, Inc.*	112,000	1,152,480

		86,201,030

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	42,000	1,144,920
Voyager Oil & Gas, Inc.*	45,503	135,144

		1,280,064

Total Energy		87,481,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (4.3%)
Capital Markets (2.8%)
Artio Global Investors, Inc.	173,000	$1,954,900
BKF Capital Group, Inc.*	51,800	65,786
Calamos Asset Management, Inc., Class A	110,000	1,597,200
Cohen & Steers, Inc.	345,071	11,439,104
Duff & Phelps Corp., Class A	70,000	898,100
Epoch Holding Corp.	455,000	8,121,750
GAM Holding AG*	265,000	4,348,287
Investment Technology Group, Inc.*	15,000	210,300
Janus Capital Group, Inc.	956,000	9,024,640
KBW, Inc.	88,000	1,645,600
KKR & Co. (Guernsey) LP	150,000	2,448,000
Legg Mason, Inc.	30,000	982,800
Medallion Financial Corp.	75,000	731,250
optionsXpress Holdings, Inc.	232,000	3,869,760
Pzena Investment Management, Inc., Class A	14,000	79,520
SWS Group, Inc.	325,000	1,946,750
Waddell & Reed Financial, Inc., Class A	354,000	12,867,900

		62,231,647

Commercial Banks (0.4%)
Fidelity Southern Corp.*	26,405	180,610
Hudson Valley Holding Corp.	110,000	2,124,100
Nara Bancorp, Inc.*	600,000	4,878,000
Sterling Bancorp/New York	295,000	2,799,550

		9,982,260

Consumer Finance (0.2%)
Discover Financial Services	170,000	4,547,500

Insurance (0.2%)
Alleghany Corp.*	3,395	1,130,908
Argo Group International Holdings Ltd.	75,000	2,229,000

		3,359,908

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	5,000	329,000

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	14,060	137,788
Capital Properties, Inc., Class B†	7,800	76,440
St. Joe Co.*	35,000	729,400

		943,628

Thrifts & Mortgage Finance (0.7%)
Capitol Federal Financial, Inc.	12,500	147,000
Crazy Woman Creek Bancorp, Inc.*	15,750	150,413
First Niagara Financial Group, Inc.	930,000	12,276,000
Flushing Financial Corp.	300,000	3,900,000

		16,473,413

Total Financials		97,867,356

	Number of Shares	Value (Note 1)

Health Care (5.2%)
Biotechnology (0.3%)
Cepheid, Inc.*	215,000	$7,447,600

Health Care Equipment & Supplies (3.0%)
Alere, Inc.*	10,000	366,200
Align Technology, Inc.*	67,000	1,527,600
AngioDynamics, Inc.*	120,000	1,707,600
Anika Therapeutics, Inc.*	8,000	56,960
ArthroCare Corp.*	171,000	5,723,370
Biolase Technology, Inc.*	128,000	657,922
Cantel Medical Corp.	57,500	1,547,325
CONMED Corp.*	80,000	2,278,400
Cooper Cos., Inc.	96,000	7,607,040
Cutera, Inc.*	510,085	4,351,025
Cynosure, Inc., Class A*	24,000	290,400
DENTSPLY International, Inc.	5,000	190,400
DexCom, Inc.*	55,000	796,950
DGT Holdings Corp.*	12,362	89,626
Exactech, Inc.*	210,018	3,782,424
Greatbatch, Inc.*	125,000	3,352,500
ICU Medical, Inc.*	18,500	808,450
IRIS International, Inc.*	415,000	4,145,850
Kensey Nash Corp.*	80,000	2,018,400
Kinetic Concepts, Inc.*	30,000	1,728,900
MAKO Surgical Corp.*	39,000	1,159,470
Neogen Corp.*	11,000	497,310
NuVasive, Inc.*	12,000	394,560
Orthofix International N.V.*	60,000	2,548,200
Palomar Medical Technologies, Inc.*	145,000	1,635,600
Quidel Corp.*	528,091	8,000,579
Rochester Medical Corp.*	155,000	1,401,200
RTI Biologics, Inc.*	30,000	81,300
SurModics, Inc.*	150,018	1,665,200
Syneron Medical Ltd.*	30,000	363,900
Vascular Solutions, Inc.*	230,000	2,852,000
Wright Medical Group, Inc.*	190,000	2,850,000
Young Innovations, Inc.	59,000	1,682,680

		68,159,341

Health Care Providers & Services (1.6%)
American Dental Partners, Inc.*	100,000	1,296,000
Bio-Reference Labs, Inc.*	10,000	209,000
Chemed Corp.	258,000	16,904,160
Continucare Corp.*	115,000	710,700
Gentiva Health Services, Inc.*	265,000	5,519,950
Henry Schein, Inc.*	10,000	715,900
MWI Veterinary Supply, Inc.*	30,000	2,423,100
Owens & Minor, Inc.	120,000	4,138,800
Patterson Cos., Inc.	50,000	1,644,500
PSS World Medical, Inc.*	58,000	1,624,580
Rural/Metro Corp.*	20,000	344,800
Universal American Corp.	10,000	109,500

		35,640,990

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	20,000	1,041,400

Pharmaceuticals (0.2%)
Allergan, Inc.	33,000	2,747,250
Heska Corp.*	20,000	193,200
Pain Therapeutics, Inc.*	480,000	1,857,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Par Pharmaceutical Cos., Inc.*	17,000	$560,660

		5,358,710

Total Health Care		117,648,041

Industrials (26.8%)
Aerospace & Defense (3.0%)
AAR Corp.	75,000	2,031,750
Astronics Corp.*	10,000	308,000
Astronics Corp., Class B*	2,600	78,806
Curtiss-Wright Corp.	845,000	27,352,650
Ducommun, Inc.	43,549	895,803
GenCorp, Inc.*	1,075,166	6,902,566
HEICO Corp.	40,625	2,223,812
Innovative Solutions & Support, Inc.*	29,900	163,553
Moog, Inc., Class A*	60,000	2,611,200
Moog, Inc., Class B*	30,900	1,306,143
Precision Castparts Corp.	102,000	16,794,300
Textron, Inc.	290,000	6,846,900

		67,515,483

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	470,000	9,935,800

Building Products (0.6%)
A.O. Smith Corp.	23,000	972,900
Griffon Corp.*	1,210,000	12,196,800
Nortek, Inc.*	2,900	104,371

		13,274,071

Commercial Services & Supplies (2.7%)
ACCO Brands Corp.*	170,000	1,334,500
Brink’s Co.	390,064	11,635,609
Casella Waste Systems, Inc., Class A*	140,000	854,000
Covanta Holding Corp.	220,000	3,627,800
Garda World Security Corp., Class A*	190,000	1,914,874
KAR Auction Services, Inc.*	500,000	9,455,000
Loomis AB, Class B	345,000	4,811,318
McGrath RentCorp	5,000	140,400
Republic Services, Inc.	400,000	12,340,000
Rollins, Inc.	652,500	13,297,950
Swisher Hygiene, Inc.*	30,000	168,900
Waste Connections, Inc.	22,500	713,925
WCA Waste Corp.*	100,000	576,000

		60,870,276

Construction & Engineering (0.7%)
Furmanite Corp.*	550,000	4,367,000
Insituform Technologies, Inc., Class A*	80,000	1,677,600
Layne Christensen Co.*	340,000	10,315,600

		16,360,200

Electrical Equipment (4.1%)
AMETEK, Inc.	268,000	12,033,200
AZZ, Inc.	5,000	229,000
Belden, Inc.	50,000	1,743,000
Ener1, Inc.*	17,000	18,700
Franklin Electric Co., Inc.	130,000	6,103,500
GrafTech International Ltd.*	1,415,000	28,682,050
Magnetek, Inc.*	650,000	1,183,000

	Number of Shares	Value (Note 1)

Rockwell Automation, Inc.	113,000	$9,803,880
Roper Industries, Inc.	40,000	3,332,000
SL Industries, Inc.*	218,000	5,133,900
Thomas & Betts Corp.*	378,800	20,398,380
Woodward, Inc.	100,000	3,486,000

		92,146,610

Industrial Conglomerates (1.3%)
Raven Industries, Inc.	23,000	1,281,330
Standex International Corp.	125,000	3,833,750
Tredegar Corp.	943,326	17,310,032
Tyco International Ltd.	133,000	6,574,190

		28,999,302

Machinery (10.5%)
American Railcar Industries, Inc.*	16,200	379,890
Ampco-Pittsburgh Corp.	315,000	7,386,750
Astec Industries, Inc.*	76,000	2,810,480
Badger Meter, Inc.	43,000	1,590,570
Baldwin Technology Co., Inc., Class A*	463,000	546,340
Bucyrus International, Inc.	170,000	15,582,200
CIRCOR International, Inc.	510,000	21,843,300
CLARCOR, Inc.	373,000	17,635,440
CNH Global N.V.*	730,000	28,214,500
Crane Co.	600,000	29,646,000
Donaldson Co., Inc.	112,000	6,796,160
Eastern Co.	16,817	269,913
Flowserve Corp.	34,000	3,736,260
Gorman-Rupp Co.	230,639	7,597,240
Graco, Inc.	150,000	7,599,000
Greenbrier Cos., Inc.*	115,000	2,272,400
IDEX Corp.	165,000	7,565,250
Interpump Group S.p.A.	270,000	2,309,398
Kaydon Corp.	3,500	130,620
Kennametal, Inc.	49,500	2,089,395
Key Technology, Inc.*	40,000	646,800
L.S. Starrett Co., Class A	185,058	1,896,845
Lincoln Electric Holdings, Inc.	116,000	4,158,600
Lindsay Corp.	77,000	5,297,600
Met-Pro Corp.	110,000	1,251,800
Middleby Corp.*	1,000	94,040
Mueller Water Products, Inc., Class A	100,000	398,000
Navistar International Corp.*	200,000	11,292,000
Nordson Corp.	40,000	2,194,000
Robbins & Myers, Inc.	194,000	10,252,900
Tennant Co.	330,000	13,176,900
Terex Corp.*	40,000	1,138,000
Trinity Industries, Inc.	65,000	2,267,200
Twin Disc, Inc.	60,096	2,321,509
Valmont Industries, Inc.	10,000	963,900
Watts Water Technologies, Inc., Class A	360,000	12,747,600

		236,098,800

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	135,000	1,915,650
RailAmerica, Inc.*	33,079	496,185

		2,411,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (3.0%)
GATX Corp.	850,025	$31,552,928
Kaman Corp.	730,000	25,893,100
National Patent Development Corp.*	264,000	422,400
Rush Enterprises, Inc., Class B*	499,521	8,042,288
United Rentals, Inc.*	80,000	2,032,000

		67,942,716

Transportation Infrastructure (0.4%)
BBA Aviation plc	1,800,102	6,286,770
Macquarie Infrastructure Co. LLC	100,000	2,760,000

		9,046,770

Total Industrials		604,601,863

Information Technology (7.7%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	89,100	2,067,120
Communications Systems, Inc.	150,000	2,689,500
EchoStar Corp., Class A*	30,000	1,092,900
Emulex Corp.*	36,000	309,600
Plantronics, Inc.	45,000	1,643,850
Sycamore Networks, Inc.	90,000	2,001,600

		9,804,570

Computers & Peripherals (2.1%)
ADPT Corp.*	900,000	2,727,000
Diebold, Inc.	575,000	17,830,750
Intermec, Inc.*	1,390,000	15,345,600
NCR Corp.*	385,000	7,272,650
Quantum Corp.*	85,000	280,500
Stratasys, Inc.*	40,000	1,348,000
TransAct Technologies, Inc.*	97,000	1,134,900

		45,939,400

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.	6,000	392,040
CTS Corp.	925,000	8,944,750
Gerber Scientific, Inc.*	490,000	5,453,700
Kemet Corp.*	80,000	1,143,200
Littelfuse, Inc.	125,000	7,340,000
Mercury Computer Systems, Inc.*	30,000	560,400
Methode Electronics, Inc.	200,000	2,322,000
MOCON, Inc.	3,000	46,110
Park Electrochemical Corp.	561,000	15,679,950
Trans-Lux Corp.*	60,000	8,400
Universal Display Corp.*	20,000	701,800
Zygo Corp.*	340,000	4,494,800

		47,087,150

Internet Software & Services (0.4%)
AOL, Inc.*	44,000	873,840
EarthLink, Inc.	333,000	2,562,435
Internap Network Services Corp.*	160,000	1,176,000
Stamps.com, Inc.	103,000	1,374,020
ValueClick, Inc.*	210,000	3,486,000

		9,472,295

	Number of Shares	Value (Note 1)

IT Services (0.2%)
Edgewater Technology, Inc.*‡	680,000	$1,836,000
SRA International, Inc., Class A*	80,000	2,473,600
Telvent GIT S.A.*	16,272	647,626

		4,957,226

Office Electronics (0.5%)
Zebra Technologies Corp., Class A*	245,000	10,331,650

Semiconductors & Semiconductor Equipment (1.2%)
Cypress Semiconductor Corp.*	384,000	8,117,760
International Rectifier Corp.*	8,000	223,760
MoSys, Inc.*	20,000	115,000
National Semiconductor Corp.	400,000	9,844,000
Sevcon, Inc.*‡	500,000	3,235,000
Trident Microsystems, Inc.*	475,000	327,750
Verigy Ltd.*	215,000	3,218,550
Zoran Corp.*	215,000	1,806,000

		26,887,820

Software (0.8%)
FalconStor Software, Inc.*	275,000	1,232,000
GSE Systems, Inc.*	30,000	64,800
Mentor Graphics Corp.*	110,000	1,409,100
Take-Two Interactive Software, Inc.*	470,000	7,181,600
TiVo, Inc.*	485,000	4,990,650
Tyler Technologies, Inc.*	128,000	3,427,840

		18,305,990

Total Information Technology		172,786,101

Materials (8.6%)
Chemicals (6.0%)
A. Schulman, Inc.	25,000	629,750
Airgas, Inc.	9,000	630,360
Albemarle Corp.	23,000	1,591,600
Arch Chemicals, Inc.	75,000	2,583,000
Ashland, Inc.	129,000	8,335,980
Chemtura Corp.*	332,000	6,042,400
Core Molding Technologies, Inc.*	310,000	2,780,700
Cytec Industries, Inc.	6,000	343,140
Ferro Corp.*	2,324,170	31,236,845
FMC Corp.	10,000	860,200
H.B. Fuller Co.	355,000	8,669,100
Hawkins, Inc.	88,000	3,187,360
Huntsman Corp.	545,000	10,273,250
Material Sciences Corp.*	16,000	116,000
NewMarket Corp.	75,000	12,803,250
Olin Corp.	130,000	2,945,800
Omnova Solutions, Inc.*	730,000	5,080,800
Penford Corp.*	20,000	106,000
Quaker Chemical Corp.	5,000	215,050
Rockwood Holdings, Inc.*	100,000	5,529,000
Scotts Miracle-Gro Co., Class A	83,000	4,258,730
Sensient Technologies Corp.	305,000	11,306,350
Zep, Inc.	802,800	15,172,920

		134,697,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Construction Materials (0.1%)
Texas Industries, Inc.	63,000	$2,622,690

Containers & Packaging (1.2%)
Greif, Inc., Class A	142,000	9,234,260
Myers Industries, Inc.	1,245,000	12,798,600
Sonoco Products Co.	148,000	5,259,920

		27,292,780

Metals & Mining (1.2%)
Barrick Gold Corp.	20,000	905,800
Handy & Harman Ltd.*	300,000	4,617,000
Kinross Gold Corp.	20,000	316,000
Lynas Corp., Ltd.†*(b)	250,000	474,067
Materion Corp.*	442,000	16,340,740
Molycorp, Inc.*	93,000	5,678,580

		28,332,187

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	34,000	1,909,100

Total Materials		194,854,342

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.1%)
AboveNet, Inc.	56,000	3,945,760
Cincinnati Bell, Inc.*	4,100,013	13,612,043
HickoryTech Corp.	56,000	665,280
New Ulm Telecom, Inc.†	33,000	204,600
PAETEC Holding Corp.*	490,000	2,347,100
Verizon Communications, Inc.	80,000	2,978,400

		23,753,183

Wireless Telecommunication Services (0.7%)
Clearwire Corp., Class A*	85,000	321,300
Rogers Communications, Inc., Class B	200,000	7,904,000
U.S. Cellular Corp.*	100,000	4,842,000
VimpelCom Ltd. (ADR)	305,000	3,891,800

		16,959,100

Total Telecommunication Services		40,712,283

Utilities (7.8%)
Electric Utilities (3.5%)
Central Vermont Public Service Corp.	120,000	4,338,000
El Paso Electric Co.	735,000	23,740,500
FirstEnergy Corp.	10,000	441,500
Great Plains Energy, Inc.	500,000	10,365,000
Otter Tail Corp.	285,000	6,013,500
PNM Resources, Inc.	1,300,000	21,762,000
UniSource Energy Corp.	140,000	5,226,200
Westar Energy, Inc.	280,000	7,534,800

		79,421,500

Gas Utilities (1.9%)
Chesapeake Utilities Corp.	15,000	600,450
National Fuel Gas Co.	180,000	13,104,000
Oneok, Inc.	86,000	6,364,860
Southwest Gas Corp.	590,000	22,779,900

		42,849,210

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	350,000	$4,459,000
Algonquin Power & Utilities Corp.	70,000	414,433
Ormat Technologies, Inc.	85,000	1,870,850

		6,744,283

Multi-Utilities (1.7%)
Black Hills Corp.	400,000	12,036,000
CH Energy Group, Inc.	265,000	14,113,900
NorthWestern Corp.	400,000	13,244,000

		39,393,900

Water Utilities (0.4%)
Cadiz, Inc.*	4,000	43,440
Pennichuck Corp.	94,800	2,725,500
SJW Corp.	180,000	4,363,200
York Water Co.	54,000	893,700

		8,025,840

Total Utilities		176,434,733

Total Common Stocks (95.5%) (Cost $1,537,519,640)		2,155,318,511

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc. 12.750%	1,000	5,600

Total Preferred Stocks (0.0%) (Cost $6,528)		5,600

INVESTMENT COMPANY:
Investment Company (0.0%)
Ante5, Inc.* (Cost $14,788)	45,503	48,688

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Sanofi-Aventis S.A., expiring 12/31/20* (Cost $1,440,169)	650,000	1,566,500

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	1,631

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/12*	125,000	25,000

Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*	325,000	39,000

Total Warrants (0.0%) (Cost $1,290,855)		65,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Government Securities (3.4%)
U.S. Treasury Bills
0.02%, 7/7/11 (p)	$5,000,000	$4,999,976
0.03%, 8/18/11 (p)	32,000,000	31,998,869
0.10%, 12/29/11 (p)	40,000,000	39,980,520

Total Government Securities		76,979,365

Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/11	22,418,196	22,418,196

Total Short-Term Investments (4.4%) (Cost $99,395,148)		99,397,561

Total Investments (100.0%) (Cost $1,639,667,128)		2,256,402,491
Other Assets Less Liabilities (0.0%)		(857,910)

Net Assets (100%)		$2,255,544,581

*	Non-income producing.
†	Securities (totalling $845,107 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$2,653,570	$297,106	$—	$2,080,000	$—	$—
Canterbury Park Holding Corp.	2,496,057	13,889	—	3,138,582	—	—
Edgewater Technology, Inc.	1,410,000	253,616	—	1,836,000	—	—
Griffin Land & Nurseries, Inc.	8,969,972	660,420	—	9,747,715	57,605
Ingles Markets, Inc., Class A	12,867,898	578,008	—	11,585,000	224,929
Katy Industries, Inc.	762,000	3,990	49,726	38,350	—	(39,932)
Oil-Dri Corp. of America	9,440,557	39,326	—	9,452,839	140,897	—
Schiff Nutrition International, Inc.	11,577,000	42,575	—	14,323,200	—	—
Sevcon, Inc (a)	3,585,000	—	—	3,235,000	—	—
Sonesta International Hotels Corp., Class A	7,245,000	98,859	—	6,734,000	34,500	—

	$61,007,054	$1,987,789	$49,726	$62,170,686	$457,931	$(39,932)

(a)	Formerly known as Tech/Ops Sevcon, Inc.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$489,551,139	$19,485,317	$90,000	$509,126,456
Consumer Staples	145,758,560	8,047,682	—	153,806,242
Energy	87,481,094	—	—	87,481,094
Financials	92,759,642	5,031,274	76,440	97,867,356
Health Care	117,558,415	89,626	—	117,648,041
Industrials	586,720,207	17,881,656	—	604,601,863
Information Technology	163,077,146	9,708,955	—	172,786,101
Materials	194,380,275	—	474,067	194,854,342
Telecommunication Services	40,507,683	—	204,600	40,712,283
Utilities	176,434,733	—	—	176,434,733
Investment Companies
Investment Companies	—	48,688	—	48,688
Preferred Stocks
Consumer Staples	5,600	—	—	5,600
Rights
Health Care	—	1,566,500	—	1,566,500
Short-Term Investments	—	99,397,561	—	99,397,561
Warrants
Consumer Discretionary	39,000	26,631	—	65,631

Total Assets	$2,094,273,494	$161,283,890	$845,107	$2,256,402,491

Total Liabilities	$—	$—	$—	$—

Total	$2,094,273,494	$161,283,890	$845,107	$2,256,402,491

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds- Consumer Discretionary	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Consumer Staples

Balance as of 12/31/10	$111,870	$—	$5,500
Total gains or losses (realized/unrealized) included in earnings	1,130	(7,525)	—
Purchases	—	2,650	—
Sales	(113,000)	(4,025)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	98,900	—
Transfers out of Level 3	—	—	(5,500)

Balance as of 6/30/11	—	$90,000	—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	—	$(7,445)	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Investments in Common Stocks- Financials	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials	Investments in Common Stocks- Telecommunication Services

Balance as of 12/31/10	$78,000	$54,600	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(1,560)	—	(52,675)	29,638
Purchases	—	—	—	27,962
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	526,742	147,000
Transfers out of Level 3	—	(54,600)	—	—

Balance as of 6/30/11	$76,440	—	$474,067	$204,600

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$(1,560)	—	$(52,675)	$29,638

The Portfolio held no derivative contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$269,184,102
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$194,481,905

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$721,161,210
Aggregate gross unrealized depreciation	(122,272,665)

Net unrealized appreciation	$598,888,545

Federal income tax cost of investments	$1,657,513,946

For the six months ended June 30, 2011, the Portfolio incurred approximately $288,981 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $36,450,149 of which $36,450,149 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $56,704,324)	$62,170,686
Unaffiliated Issuers (Cost $1,582,962,804)	2,194,231,805
Foreign cash (Cost $151,723)	157,598
Dividends, interest and other receivables	1,057,410
Receivable from Separate Accounts for Trust shares sold	777,228
Receivable for securities sold	603,173
Other assets	18,887

Total assets	2,259,016,787

LIABILITIES
Overdraft payable	345,000
Investment management fees payable	1,291,012
Payable to Separate Accounts for Trust shares redeemed	1,068,702
Distribution fees payable - Class IB	341,917
Administrative fees payable	183,041
Payable for securities purchased	121,284
Trustees’ fees payable	38
Accrued expenses	121,212

Total liabilities	3,472,206

NET ASSETS	$2,255,544,581

Net assets were comprised of:
Paid in capital	$1,644,250,825
Accumulated undistributed net investment income (loss)	250,070
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(5,698,274)
Unrealized appreciation (depreciation) on investments and foreign currency translations	616,741,960

Net assets	$2,255,544,581

Class IA
Net asset value, offering and redemption price per share, $531,732,107 / 12,879,104 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.29

Class IB
Net asset value, offering and redemption price per share, $1,723,812,474 / 41,741,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($457,931 of dividend income received from affiliates) (net of $70,032 foreign withholding tax)	$11,344,514
Interest	48,204

Total income	11,392,718

EXPENSES
Investment management fees	7,862,906
Distribution fees - Class IB	2,111,394
Administrative fees	1,114,713
Printing and mailing expenses	85,504
Custodian fees	32,285
Professional fees	25,137
Trustees’ fees	24,103
Miscellaneous	21,564

Gross expenses	11,277,606
Less: Fees paid indirectly	(76,309)

Net expenses	11,201,297

NET INVESTMENT INCOME (LOSS)	191,421

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (($39,932) of realized gain (loss) from affiliates)	48,670,698
Foreign currency transactions	2,078

Net realized gain (loss)	48,672,776

Change in unrealized appreciation (depreciation) on:
Securities	71,825,478
Foreign currency translations	6,254

Net change in unrealized appreciation (depreciation)	71,831,732

NET REALIZED AND UNREALIZED GAIN (LOSS)	120,504,508

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,695,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$191,421	$4,972,258
Net realized gain (loss) on investments and foreign currency transactions	48,672,776	38,100,556
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	71,831,732	445,251,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,695,929	488,324,351

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,409,705)
Class IB	—	(4,767,265)

TOTAL DIVIDENDS	—	(7,176,970)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,224,966 and 3,705,521 shares, respectively ]	87,890,224	117,266,427
Capital shares issued in reinvestment of dividends and distributions [ 0 and 61,930 shares, respectively ]	—	2,409,705
Capital shares repurchased [ (699,577) and (1,499,827) shares, respectively ]	(28,322,915)	(48,314,872)

Total Class IA transactions	59,567,309	71,361,260

Class IB
Capital shares sold [ 3,832,055 and 8,377,032 shares, respectively ]	154,345,402	278,930,886
Capital shares issued in reinvestment of dividends and distributions [ 0 and 122,323 shares, respectively ]	—	4,767,265
Capital shares repurchased [ (3,418,355) and (6,138,795) shares, respectively ]	(137,848,441)	(197,523,183)

Total Class IB transactions	16,496,961	86,174,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	76,064,270	157,536,228

TOTAL INCREASE (DECREASE) IN NET ASSETS	196,760,199	638,683,609
NET ASSETS:
Beginning of period	2,058,784,382	1,420,100,773

End of period (a)	$2,255,544,581	$2,058,784,382

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$250,070	$58,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,			July 13, 2007* to December 31, 2007
Class IA		2010	2009	2008
Net asset value, beginning of period	$39.03	$29.52	$20.95	$31.54	$35.40

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.17 (e)	0.15 (e)	0.23 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.22	9.55	8.60	(9.70)	(2.61)

Total from investment operations	2.26	9.72	8.75	(9.47)	(2.47)

Less distributions:
Dividends from net investment income	—	(0.21)	(0.18)	(0.20)	(0.22)
Distributions from net realized gains	—	—	—	(0.92)	(1.17)

Total dividends and distributions	—	(0.21)	(0.18)	(1.12)	(1.39)

Net asset value, end of period	$41.29	$39.03	$29.52	$20.95	$31.54

Total return (b)	5.79%	32.94%	41.77%	(30.49)%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,732	$443,177	$268,186	$450,147	$337,261
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.84%	0.85%	0.88%	0.87%	0.85%
Before fees paid indirectly (a)	0.85%	0.86%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.21%	0.51%	0.66%	0.86%	0.92%
Before fees paid indirectly (a)	0.21%	0.51%	0.65%	0.84%	0.89%
Portfolio turnover rate	9%	17%	20%	35%	42%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010	2009		2008	2007		2006
Net asset value, beginning of period	$39.09		$29.56	$20.98		$31.59	$30.13		$26.91

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.08 (e)	0.10	(e)	0.16 (e)	0.22	(e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.22		9.57	8.58		(9.70)	2.55		4.91

Total from investment operations	2.21		9.65	8.68		(9.54)	2.77		5.01

Less distributions:
Dividends from net investment income	—		(0.12)	(0.10)		(0.15)	(0.14)		(0.25)
Distributions from net realized gains	—		—	—		(0.92)	(1.17)		(1.54)

Total dividends and distributions	—		(0.12)	(0.10)		(1.07)	(1.31)		(1.79)

Net asset value, end of period	$41.30		$39.09	$29.56		$20.98	$31.59		$30.13

Total return (b)	5.65%		32.64%	41.40%		(30.68)%	9.32%		18.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,723,812		$1,615,608	$1,151,915		$752,966	$1,001,617		$727,119
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.09%		1.10%	1.13%		1.12%	1.10	%(c)	1.13%
Before fees paid indirectly (a)	1.10%		1.11%	1.15	%(c)	1.14%	1.13	%(c)	1.14%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.04)%		0.25%	0.42%		0.60%	0.66%		0.33%
Before fees paid indirectly (a)	(0.04)%		0.24%	0.41%		0.58%	0.64%		0.32%
Portfolio turnover rate	9%		17%	20%		35%	42%		19%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Government Securities	67.0%
Corporate Bonds	31.4
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,030.10	$3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.12	3.71
Class IB
Actual	1,000.00	1,028.10	4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.74% and 0.99%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$219,760

Australia (2.3%)
Australia Government Bond
5.750%, 5/15/21	AUD	6,950,000	7,755,522
3.000%, 9/20/25		12,875,000	15,376,964
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	556,393
5.250%, 12/15/15		200,000	225,612
6.500%, 4/1/19		250,000	299,155
General Electric Capital Australia Funding Pty Ltd.
6.000%, 3/15/19	AUD	800,000	806,327
New South Wales Treasury Corp.
6.000%, 4/1/19		5,100,000	5,652,430
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	530,016
Westpac Banking Corp.
2.100%, 8/2/13		100,000	101,250
4.200%, 2/27/15		375,000	396,821
3.000%, 8/4/15		1,000,000	1,010,840
4.625%, 6/1/18		100,000	103,381

Total Australia			32,814,711

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.750%, 3/11/13		750,000	763,951
4.500%, 3/9/15		100,000	110,471
4.875%, 2/16/16		200,000	224,669

Total Austria			1,099,091

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		500,000	592,515
Novartis Securities Investment Ltd.
5.125%, 2/10/19		1,000,000	1,110,474
Qtel International Finance Ltd.
4.750%, 2/16/21 (b)(m)		600,000	585,000

Total Bermuda			2,287,989

Brazil (1.0%)
Federative Republic of Brazil
8.000%, 1/15/18		1,633,333	1,964,083
5.875%, 1/15/19		845,000	978,088
12.500%, 1/5/22	BRL	15,000,000	12,014,225

Total Brazil			14,956,396

Canada (3.6%)
Bank of Montreal
1.750%, 4/29/14		$400,000	403,073
Bank of Nova Scotia
3.400%, 1/22/15		1,000,000	1,050,578
2.900%, 3/29/16		300,000	306,434
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,204,452
Canada Housing Trust No. 1
3.350%, 12/15/20§	CAD	11,700,000	12,077,889
Canadian Government Bond
2.500%, 9/1/13		8,050,000	8,499,555

	Principal Amount		Value (Note 1)

2.375%, 9/10/14		$1,655,000	$1,722,145
Canadian Imperial Bank of Commerce
1.450%, 9/13/13		750,000	753,140
Canadian National Railway Co.
5.550%, 5/15/18		252,000	287,232
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	110,291
5.700%, 5/15/17		400,000	455,146
Cenovus Energy, Inc.
5.700%, 10/15/19		595,000	674,226
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	694,958
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	666,899
Hydro Quebec
2.000%, 6/30/16		300,000	295,576
8.400%, 1/15/22		200,000	275,866
Manulife Financial Corp.
3.400%, 9/17/15		600,000	618,544
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		800,000	804,266
Province of British Columbia
4.300%, 5/30/13		100,000	106,962
Province of New Brunswick
2.750%, 6/15/18		100,000	98,634
Province of Nova Scotia
5.125%, 1/26/17		500,000	568,595
Province of Ontario
4.375%, 2/15/13		200,000	211,750
1.375%, 1/27/14		1,500,000	1,508,861
4.100%, 6/16/14		1,445,000	1,565,107
4.500%, 2/3/15		400,000	441,336
2.700%, 6/16/15		250,000	259,400
6.250%, 6/16/15	NZD	11,100,000	9,708,687
4.750%, 1/19/16		$200,000	222,961
Province of Quebec
4.600%, 5/26/15		200,000	221,997
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		1,990,000	2,112,451
Rogers Communications, Inc.
6.800%, 8/15/18		400,000	471,988
Royal Bank of Canada
2.625%, 12/15/15		750,000	761,915
Suncor Energy, Inc.
6.100%, 6/1/18		500,000	568,643
Teck Resources Ltd.
3.150%, 1/15/17		200,000	200,129
3.850%, 8/15/17		50,000	50,769
4.500%, 1/15/21		200,000	201,600
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	839,769
TransCanada PipeLines Ltd.
3.800%, 10/1/20		900,000	890,420

Total Canada			51,912,244

Cayman Islands (0.7%)
IPIC GMTN Ltd.
5.000%, 11/15/20§		1,500,000	1,485,000
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	203,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Petrobras International Finance Co.
3.875%, 1/27/16		$250,000	$254,580
7.875%, 3/15/19		700,000	847,640
5.750%, 1/20/20		3,880,000	4,139,009
Sable International Finance Ltd.
7.750%, 2/15/17 (m)		750,000	753,750
Transocean, Inc.
4.950%, 11/15/15		850,000	919,489
Vale Overseas Ltd.
6.250%, 1/11/16		750,000	844,861

Total Cayman Islands			9,447,853

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	105,261
Republic of Chile
5.500%, 1/15/13		100,000	106,450

Total Chile			211,711

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	209,563
Republic of Colombia
7.375%, 3/18/19		750,000	934,875

Total Colombia			1,144,438

Czech Republic (0.8%)
Czech Republic Government Bond
5.000%, 4/11/19	CZK	183,500,000	11,931,217

Denmark (1.5%)
Nykredit Realkredit A/S
4.000%, 10/1/41	DKK	65,425,367	11,804,398
Realkredit Danmark A/S
4.000%, 10/1/41		52,484,350	9,464,408

Total Denmark			21,268,806

Finland (0.0%)
Nokia Oyj
5.375%, 5/15/19		$125,000	120,091

France (3.6%)
BNP Paribas S.A.
3.500%, 3/7/16	EUR	2,700,000	3,888,823
Caisse d’Amortissement de la Dette Sociale
4.250%, 4/25/20		2,400,000	3,648,977
3.375%, 4/25/21		2,200,000	3,118,257
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,605,910
France Government Bond
2.500%, 10/25/20	EUR	12,700,000	17,123,669
France Government Treasury Note
2.000%, 7/12/15		6,750,000	9,631,896
2.250%, 2/25/16		2,500,000	3,568,094
France Telecom S.A.
4.375%, 7/8/14		$500,000	541,477
Lafarge S.A.
6.500%, 7/15/16		100,000	108,078
Sanofi
1.625%, 3/28/14		350,000	354,072

	Principal Amount		Value (Note 1)

4.000%, 3/29/21		$250,000	$250,028
Total Capital S.A.
3.000%, 6/24/15		250,000	260,099
3.125%, 10/2/15		400,000	417,414
4.875%, 1/28/19	EUR	2,000,000	3,158,059
4.450%, 6/24/20		$200,000	208,746
Veolia Environnement S.A.
4.375%, 1/16/17	EUR	2,147,000	3,229,907

Total France			51,113,506

Germany (5.2%)
Bayerische Landesbank
1.875%, 6/30/14		4,200,000	5,997,760
Bundesobligation
3.500%, 4/12/13		8,450,000	12,663,411
Deutsche Bank AG/London
4.875%, 5/20/13		$1,700,000	1,805,993
6.000%, 9/1/17		750,000	836,808
Dexia Kommunalbank Deutschland AG
3.500%, 6/5/14	EUR	7,500,000	11,073,331
Eurohypo AG
3.750%, 3/24/14		7,500,000	11,199,189
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13		$1,500,000	1,531,127
3.250%, 3/15/13		1,250,000	1,305,771
1.375%, 1/13/14		1,000,000	1,009,556
3.500%, 3/10/14		1,600,000	1,704,976
1.500%, 4/4/14		500,000	505,933
4.125%, 10/15/14		400,000	436,379
4.375%, 7/21/15		800,000	883,008
2.625%, 2/16/16		2,300,000	2,377,683
2.250%, 9/21/17	EUR	3,100,000	4,287,922
3.875%, 1/21/19		2,800,000	4,205,717
6.250%, 12/4/19	AUD	2,250,000	2,420,663
2.750%, 9/8/20		$2,000,000	1,912,276
Landesbank Baden-Wuerttemberg
1.750%, 1/17/14 (m)	EUR	4,200,000	6,012,597
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		$300,000	299,258
5.125%, 2/1/17		500,000	571,213
Styrolution GmbH
7.625%, 5/15/16§(b)	EUR	400,000	568,459
UPC Germany GmbH
9.625%, 12/1/19 (m)		680,000	1,069,921

Total Germany			74,678,951

Hungary (0.9%)
Republic of Hungary
5.500%, 2/12/16	HUF	520,000,000	2,672,734
6.750%, 2/24/17		1,900,000,000	10,095,140
6.250%, 1/29/20		$500,000	528,000
6.375%, 3/29/21		200,000	211,000

Total Hungary			13,506,874

Ireland (0.3%)
Ardagh Glass Finance plc
8.750%, 2/1/20 (m)	EUR	750,000	1,095,770
GE Capital European Funding
4.125%, 10/27/16		1,432,000	2,126,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Smurfit Kappa Acquisitions
7.250%, 11/15/17 (m)	EUR	700,000	$1,037,945
7.750%, 11/15/19 (b)(m)		200,000	299,456
XL Group plc
5.250%, 9/15/14		$400,000	428,567

Total Ireland			4,988,320

Italy (0.2%)
Republic of Italy
4.375%, 6/15/13		300,000	316,472
2.125%, 9/16/13		300,000	303,413
4.500%, 1/21/15		500,000	532,114
4.750%, 1/25/16		200,000	212,450
5.250%, 9/20/16		1,000,000	1,084,201

Total Italy			2,448,650

Japan (0.1%)
Japan Finance Corp.
2.500%, 1/21/16		200,000	201,852
2.500%, 5/18/16		300,000	302,412
Nomura Holdings, Inc.
5.000%, 3/4/15		175,000	184,511
4.125%, 1/19/16		150,000	151,906
6.700%, 3/4/20		500,000	546,327
ORIX Corp.
5.000%, 1/12/16		125,000	129,715

Total Japan			1,516,723

Luxembourg (0.5%)
ArcelorMittal S.A.
5.375%, 6/1/13		400,000	425,886
3.750%, 3/1/16		300,000	303,353
6.125%, 6/1/18		895,000	958,614
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	934,957
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18	EUR	700,000	1,007,492
Telecom Italia Capital S.A.
5.250%, 11/15/13		$500,000	524,887
5.250%, 10/1/15		600,000	623,774
Tyco Electronics Group S.A.
6.550%, 10/1/17		200,000	235,650
Tyco International Finance S.A.
4.125%, 10/15/14		500,000	531,870
Zinc Capital S.A. 8.875%, 5/15/18§	EUR	700,000	1,007,492

Total Luxembourg			6,553,975

Mexico (1.1%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	111,484
5.000%, 3/30/20		550,000	573,759
United Mexican States
6.375%, 1/16/13		400,000	431,000
5.625%, 1/15/17		750,000	852,375
5.125%, 1/15/20		1,000,000	1,080,000
8.500%, 11/18/38	MXN	142,100,000	12,651,931

Total Mexico			15,700,549

	Principal Amount		Value (Note 1)

Netherlands (1.6%)
Bank Nederlandse Gemeenten 2.875%, 1/15/15	EUR	2,580,000	$3,773,623
BMW Finance N.V. 4.000%, 9/17/14		2,600,000	3,889,617
British American Tobacco Holdings B.V.
4.875%, 2/24/21		2,100,000	3,207,548
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	431,393
4.875%, 7/8/14		200,000	218,283
5.750%, 3/23/16		200,000	226,187
Diageo Finance B.V. 5.300%, 10/28/15		400,000	451,478
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,350,218
HeidelbergCement Finance B.V.
8.500%, 10/31/19		560,000	907,504
MDC-GMTN B.V. 5.500%, 4/20/21§		$850,000	851,935
Netherlands Government Bond
2.500%, 1/15/17	EUR	1,800,000	2,571,171
New World Resources N.V. 7.375%, 5/15/15 (m)		730,000	1,074,489
Rabobank Nederland N.V. 1.850%, 1/10/14		$175,000	176,893
Shell International Finance B.V.
4.000%, 3/21/14		810,000	872,049
4.300%, 9/22/19		750,000	787,654
Teva Pharmaceutical Finance III B.V.
1.700%, 3/21/14		700,000	703,882
VimpelCom Holdings B.V. 7.504%, 3/1/22§(b)		500,000	500,500
Ziggo Bond Co. B.V. 8.000%, 5/15/18§	EUR	725,000	1,080,271

Total Netherlands			23,074,695

New Zealand (0.4%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	6,700,000	5,961,609

Norway (1.6%)
Eksportfinans ASA 5.500%, 5/25/16		$540,000	617,079
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	5,170,653
4.250%, 5/19/17		30,100,000	5,952,633
3.750%, 5/25/21		50,500,000	9,637,050
Statoil ASA
3.125%, 8/17/17		$100,000	100,876
5.250%, 4/15/19		750,000	832,266

Total Norway			22,310,557

Peru (0.3%)
Banco de Credito del Peru
4.750%, 3/16/16§(b)		3,000,000	2,970,000
Republic of Peru 7.125%, 3/30/19		1,055,000	1,269,165

Total Peru			4,239,165

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Poland (0.9%)
Poland Government Bond
5.500%, 4/25/15	PLN	34,500,000	$12,744,761
Republic of Poland
5.000%, 10/19/15		$100,000	108,250
6.375%, 7/15/19		600,000	685,500

Total Poland			13,538,511

Slovenia (0.2%)
Slovenia Government Bond
4.625%, 9/9/24	EUR	2,400,000	3,292,769

South Africa (0.7%)
Republic of South Africa
6.500%, 6/2/14		$100,000	112,150
6.750%, 3/31/21	ZAR	61,650,000	8,068,849
Savcio Holdings Pty Ltd. 8.000%, 2/15/13 (m)	EUR	345,000	495,299
Transnet Ltd. 4.500%, 2/10/16§		$800,000	825,670

Total South Africa			9,501,968

South Korea (1.1%)
Export-Import Bank of Korea
5.875%, 1/14/15		1,200,000	1,315,883
Korea Development Bank
5.750%, 9/10/13		100,000	108,519
3.250%, 3/9/16		400,000	398,836
Korea Treasury Bond
3.750%, 6/10/13	KRW	6,250,000,000	5,861,044
5.250%, 3/10/27		6,856,500,000	7,006,063
Republic of Korea 4.250%, 6/1/13		$400,000	419,821

Total South Korea			15,110,166

Spain (0.2%)
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		400,000	395,572
Inaer Aviation Finance Ltd.
9.500%, 8/1/17§	EUR	70,000	101,511
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$400,000	425,656
6.421%, 6/20/16		900,000	1,004,887
5.462%, 2/16/21		250,000	253,794

Total Spain			2,181,420

Supranational (3.5%)
Asian Development Bank
0.875%, 6/10/14		300,000	298,920
2.625%, 2/9/15		2,165,000	2,264,049
Eurofima 6.250%, 12/28/18	AUD	5,480,000	5,907,121
European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	349,251
European Investment Bank
1.625%, 3/15/13		1,000,000	1,016,459
4.250%, 7/15/13		1,400,000	1,499,159
1.250%, 2/14/14		500,000	503,250
3.000%, 4/8/14		705,000	741,252
1.500%, 5/15/14		500,000	505,399
4.625%, 5/15/14		500,000	549,343

	Principal Amount		Value (Note 1)

3.125%, 6/4/14		$2,000,000	$2,115,396
6.500%, 9/10/14	NZD	4,800,000	4,226,479
4.625%, 10/20/15		$1,400,000	1,563,362
4.875%, 2/16/16		300,000	338,271
2.500%, 5/16/16		625,000	639,783
5.125%, 9/13/16		200,000	228,655
6.125%, 1/23/17	AUD	3,960,000	4,282,443
5.125%, 5/30/17		$1,000,000	1,148,649
4.750%, 10/15/17	EUR	6,800,000	10,756,400
4.000%, 2/16/21		$250,000	260,162
Inter-American Development Bank
1.750%, 10/22/12		1,000,000	1,016,802
3.000%, 4/22/14		500,000	529,090
2.250%, 7/15/15		500,000	511,169
5.125%, 9/13/16		525,000	602,316
3.875%, 2/14/20		250,000	264,944
International Bank for Reconstruction & Development
1.750%, 7/15/13		1,000,000	1,024,926
2.375%, 5/26/15		500,000	516,539
2.125%, 3/15/16		1,000,000	1,014,613
3.875%, 5/20/19	EUR	2,100,000	3,163,896
7.625%, 1/19/23		$500,000	682,451
International Finance Corp.
3.000%, 4/22/14		1,250,000	1,321,359

Total Supranational			49,841,908

Sweden (1.5%)
Sweden Government Bond 4.500%, 8/12/15	SEK	127,500,000	21,697,899

Switzerland (0.4%)
Credit Suisse AG/New York
5.000%, 5/15/13		$750,000	800,561
5.500%, 5/1/14		800,000	878,676
4.375%, 8/5/20		1,500,000	1,466,635
Credit Suisse Guernsey Ltd.
5.860%, 5/29/49 (l)		250,000	238,875
UBS AG/Connecticut 3.875%, 1/15/15		500,000	521,905
5.875%, 7/15/16		500,000	548,457
5.875%, 12/20/17		200,000	219,394
4.875%, 8/4/20		750,000	758,585
Weatherford International Ltd.
5.500%, 2/15/16		425,000	465,831
9.625%, 3/1/19		400,000	516,577

Total Switzerland			6,415,496

United Kingdom (2.1%)
AstraZeneca plc 5.400%, 6/1/14		100,000	111,884
5.900%, 9/15/17		200,000	233,070
Barclays Bank plc 2.375%, 1/13/14		175,000	177,078
5.200%, 7/10/14		750,000	811,331
5.140%, 10/14/20		1,000,000	948,414
BP Capital Markets plc 5.250%, 11/7/13		590,000	639,244
3.125%, 10/1/15		800,000	821,356
3.200%, 3/11/16		400,000	406,840
4.500%, 10/1/20		100,000	101,979
British Telecommunications plc
5.950%, 1/15/18		300,000	331,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Diageo Capital plc 5.500%, 9/30/16		$300,000	$339,990
Ensco plc 3.250%, 3/15/16		300,000	304,607
Exova Ltd. 10.500%, 10/15/18§	GBP	650,000	1,094,014
Infinis plc 9.125%, 12/15/14 (m)		675,000	1,130,737
Kerling plc 10.625%, 2/1/17 (m)	EUR	300,000	460,060
Lloyds TSB Bank plc 4.875%, 1/21/16		$500,000	511,385
6.375%, 1/21/21		2,300,000	2,394,426
Marks & Spencer plc 6.250%, 12/1/17 (m)		750,000	815,366
National Grid plc 5.000%, 7/2/18	EUR	1,400,000	2,161,942
Nationwide Building Society
3.750%, 1/20/15		1,100,000	1,573,045
R&R Ice Cream plc 8.375%, 11/15/17 (m)		350,000	497,401
8.375%, 11/15/17§		450,000	639,517
Royal Bank of Scotland Group plc
5.000%, 11/12/13		$100,000	100,980
5.000%, 10/1/14		200,000	197,407
4.875%, 3/16/15		500,000	518,914
Royal Bank of Scotland plc 5.625%, 8/24/20		200,000	200,084
6.125%, 1/11/21		2,500,000	2,566,957
Tesco plc 5.875%, 9/12/16	EUR	1,550,000	2,513,122
Towergate Finance plc 8.500%, 2/15/18§(b)	GBP	370,000	587,893
United Utilities Water plc 4.250%, 1/24/20	EUR	1,000,000	1,456,602
Virgin Media Finance plc 8.875%, 10/15/19	GBP	575,000	1,019,745
Virgin Media Secured Finance plc
6.500%, 1/15/18		$100,000	109,625
Vodafone Group plc 5.000%, 12/16/13		400,000	435,240
4.150%, 6/10/14		260,000	278,964
6.250%, 1/15/16	EUR	900,000	1,463,369
2.875%, 3/16/16		$150,000	151,035
5.450%, 6/10/19		550,000	611,283
William Hill plc 7.125%, 11/11/16	GBP	600,000	991,859

Total United Kingdom			29,708,110

United States (61.7%)
Abbott Laboratories, Inc. 2.700%, 5/27/15		$500,000	519,790
5.875%, 5/15/16		400,000	465,804
5.125%, 4/1/19		400,000	440,054
ACE INA Holdings, Inc. 5.875%, 6/15/14		300,000	335,419
2.600%, 11/23/15		750,000	753,176
Aetna, Inc. 6.000%, 6/15/16		400,000	458,145
Alcoa, Inc. 6.150%, 8/15/20		250,000	264,846
5.870%, 2/23/22		200,000	204,943

	Principal Amount	Value (Note 1)

Allstate Corp. 7.500%, 6/15/13	$300,000	$334,346
7.450%, 5/16/19	400,000	475,971
6.125%, 5/15/37 (l)	115,000	114,138
Allstate Life Global Funding Trusts
5.375%, 4/30/13	450,000	484,966
Altria Group, Inc. 9.700%, 11/10/18	400,000	525,648
9.250%, 8/6/19	800,000	1,043,157
AMB Property LP 4.500%, 8/15/17	100,000	100,065
American Electric Power Co., Inc.
5.250%, 6/1/15	100,000	109,901
American Express Co. 4.875%, 7/15/13	1,200,000	1,275,890
7.000%, 3/19/18	525,000	617,839
8.125%, 5/20/19	470,000	595,860
6.800%, 9/1/66 (l)	170,000	174,675
American Express Credit Corp. 2.750%, 9/15/15	700,000	699,791
American International Group, Inc.
5.050%, 10/1/15	100,000	104,377
5.600%, 10/18/16	200,000	209,395
5.850%, 1/16/18	500,000	523,188
8.250%, 8/15/18	750,000	861,470
American Tower Corp. 5.050%, 9/1/20	300,000	295,492
Ameriprise Financial, Inc. 5.300%, 3/15/20	500,000	535,985
Amgen, Inc. 2.300%, 6/15/16	300,000	297,407
3.450%, 10/1/20	500,000	476,756
Anadarko Petroleum Corp. 5.950%, 9/15/16	750,000	844,190
Anheuser-Busch Cos., Inc. 5.000%, 3/1/19	100,000	108,287
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	1,500,000	1,675,104
7.750%, 1/15/19	250,000	314,511
6.875%, 11/15/19	2,700,000	3,283,572
5.375%, 1/15/20	750,000	826,199
4.375%, 2/15/21	125,000	127,821
AON Corp.
5.000%, 9/30/20	300,000	307,607
Apache Corp.
5.625%, 1/15/17	225,000	259,479
Applied Materials, Inc.
4.300%, 6/15/21	400,000	401,335
Associates Corp. of North America
6.950%, 11/1/18	100,000	112,813
AT&T, Inc.
5.875%, 8/15/12	200,000	211,187
4.850%, 2/15/14	750,000	814,626
5.100%, 9/15/14	500,000	549,471
2.950%, 5/15/16	250,000	253,196
5.625%, 6/15/16	100,000	113,361
5.500%, 2/1/18	420,000	468,437
5.800%, 2/15/19	500,000	564,176
Atmos Energy Corp.
8.500%, 3/15/19	350,000	446,480
AutoZone, Inc.
4.000%, 11/15/20	250,000	238,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

AvalonBay Communities, Inc.
6.125%, 11/1/12	$275,000	$292,627
Baltimore Gas & Electric Co.
5.900%, 10/1/16	500,000	574,532
Bank of America Corp.
4.875%, 9/15/12	100,000	104,218
4.875%, 1/15/13	300,000	314,592
7.375%, 5/15/14	1,500,000	1,686,294
4.750%, 8/1/15	300,000	314,751
5.250%, 12/1/15	400,000	420,078
5.625%, 10/14/16	300,000	321,077
5.650%, 5/1/18	2,690,000	2,836,151
7.625%, 6/1/19	500,000	579,196
5.625%, 7/1/20	500,000	516,256
Bank of America N.A.
5.300%, 3/15/17	400,000	412,298
Bank of New York Mellon Corp.
5.125%, 8/27/13	200,000	217,101
4.300%, 5/15/14	500,000	540,481
4.150%, 2/1/21	500,000	498,502
Bank One Corp.
5.250%, 1/30/13	100,000	105,920
Baxter International, Inc.
4.625%, 3/15/15	100,000	109,605
5.375%, 6/1/18	600,000	676,948
BB&T Corp.
4.750%, 10/1/12	100,000	104,221
2.050%, 4/28/14	500,000	505,579
3.200%, 3/15/16	500,000	511,483
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	220,895
5.300%, 10/30/15	100,000	109,595
4.650%, 7/2/18	200,000	207,141
BellSouth Corp.
5.200%, 9/15/14	300,000	330,509
Berkshire Hathaway Finance Corp.
4.600%, 5/15/13	500,000	533,389
4.850%, 1/15/15	1,030,000	1,137,149
Best Buy Co., Inc.
3.750%, 3/15/16	150,000	150,719
Black & Decker Corp.
4.750%, 11/1/14	100,000	108,653
Block Financial LLC
7.875%, 1/15/13	100,000	105,772
Boeing Co.
1.875%, 11/20/12	500,000	507,876
5.000%, 3/15/14	425,000	467,401
Boston Properties LP
5.625%, 11/15/20	265,000	283,080
Boston Properties, Inc.
5.000%, 6/1/15	340,000	368,551
Bottling Group LLC
4.625%, 11/15/12	200,000	210,756
6.950%, 3/15/14	500,000	573,182
Bristol-Myers Squibb Co.
5.250%, 8/15/13	700,000	765,027
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	416,668
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	226,780
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	100,000	108,323

	Principal Amount	Value (Note 1)

Campbell Soup Co.
4.875%, 10/1/13	$100,000	$108,934
Capital One Bank USA N.A.
8.800%, 7/15/19	500,000	613,621
Capital One Financial Corp.
7.375%, 5/23/14	300,000	342,551
5.250%, 2/21/17	200,000	216,498
Caterpillar Financial Services Corp.
1.550%, 12/20/13	450,000	453,854
6.125%, 2/17/14	900,000	1,011,542
1.650%, 4/1/14	200,000	202,360
1.375%, 5/20/14	200,000	200,815
5.500%, 3/15/16	200,000	228,618
7.150%, 2/15/19	160,000	197,405
Caterpillar, Inc.
1.375%, 5/27/14	200,000	200,810
CBS Corp.
5.625%, 8/15/12	11,000	11,498
5.750%, 4/15/20	250,000	270,959
Celgene Corp.
3.950%, 10/15/20	250,000	241,328
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	600,000	682,188
8.500%, 11/15/18	500,000	649,282
CenterPoint Energy Resources Corp.
4.500%, 1/15/21§	172,000	173,218
CenturyLink, Inc.
5.150%, 6/15/17	150,000	150,246
Charles Schwab Corp.
4.950%, 6/1/14	500,000	548,214
Chevron Corp.
3.950%, 3/3/14	800,000	862,110
Chubb Corp.
6.375%, 3/29/67 (l)	250,000	258,750
CIGNA Corp.
4.500%, 3/15/21	500,000	499,266
Cintas Corp. No. 2
2.850%, 6/1/16	300,000	302,349
Cisco Systems, Inc.
1.625%, 3/14/14	250,000	252,440
5.500%, 2/22/16	540,000	613,983
4.450%, 1/15/20	750,000	780,330
Citigroup Funding, Inc.
2.250%, 12/10/12	5,000,000	5,126,130
Citigroup, Inc.
5.625%, 8/27/12	100,000	104,469
5.500%, 4/11/13	1,000,000	1,061,676
5.500%, 10/15/14	1,500,000	1,631,224
4.587%, 12/15/15	1,000,000	1,051,609
5.300%, 1/7/16	1,000,000	1,077,106
5.850%, 8/2/16	200,000	219,549
6.125%, 11/21/17	1,000,000	1,104,454
8.500%, 5/22/19	500,000	619,828
5.375%, 8/9/20	100,000	104,356
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	437,370
CNA Financial Corp.
5.875%, 8/15/20	150,000	155,960
Coca-Cola Co.
0.750%, 11/15/13	600,000	596,953
3.150%, 11/15/20	450,000	432,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	$200,000	$232,318
Colgate-Palmolive Co.
1.250%, 5/1/14	400,000	402,538
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	800,000	896,031
9.455%, 11/15/22	100,000	139,114
Comcast Corp.
5.300%, 1/15/14	510,000	559,308
5.900%, 3/15/16	200,000	227,666
6.500%, 1/15/17	400,000	466,203
Comerica, Inc.
4.800%, 5/1/15	100,000	105,091
Commonwealth Edison Co.
6.150%, 9/15/17	600,000	694,402
ConocoPhillips
4.750%, 10/15/12	200,000	210,492
4.600%, 1/15/15	580,000	640,637
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	200,000	216,394
Consolidated Edison Co. of New York, Inc.
Series 02-B 4.875%, 2/1/13	100,000	106,027
Series 05-C 5.375%, 12/15/15	455,000	514,426
Series 08-A 5.850%, 4/1/18	600,000	688,267
Consumers Energy Co.
6.700%, 9/15/19	250,000	299,867
Corning, Inc.
4.250%, 8/15/20	150,000	150,580
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	464,667
COX Communications, Inc.
5.450%, 12/15/14	200,000	222,906
5.500%, 10/1/15	500,000	561,265
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	108,430
Credit Suisse USA, Inc.
5.850%, 8/16/16	200,000	225,231
CRH America, Inc.
6.000%, 9/30/16	300,000	329,301
CSX Corp.
7.375%, 2/1/19	510,000	621,661
CVS Caremark Corp.
5.750%, 6/1/17	750,000	842,382
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	333,746
Danaher Corp.
2.300%, 6/23/16	250,000	249,800
3.900%, 6/23/21	100,000	99,607
Deere & Co.
6.950%, 4/25/14	300,000	347,764
4.375%, 10/16/19	600,000	635,252
Dell, Inc.
2.100%, 4/1/14	250,000	254,395
5.875%, 6/15/19	500,000	561,105
Detroit Edison Co.
3.450%, 10/1/20	250,000	243,076
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	106,495

	Principal Amount	Value (Note 1)

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	$350,000	$383,118
3.125%, 2/15/16	100,000	101,450
3.500%, 3/1/16	800,000	825,772
4.600%, 2/15/21	500,000	502,371
Discover Bank/Delaware
7.000%, 4/15/20	250,000	277,673
Discovery Communications LLC
5.050%, 6/1/20	300,000	317,670
4.375%, 6/15/21	100,000	99,021
Dominion Resources, Inc.
5.700%, 9/17/12	100,000	105,708
5.000%, 12/1/14	300,000	330,812
8.875%, 1/15/19	637,000	824,655
Dover Corp.
4.300%, 3/1/21	250,000	257,805
Dow Chemical Co.
6.000%, 10/1/12	200,000	212,062
7.600%, 5/15/14	700,000	811,745
8.550%, 5/15/19	600,000	773,666
4.250%, 11/15/20	250,000	243,989
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	151,794
DTE Energy Co.
6.350%, 6/1/16	340,000	394,299
Duke Energy Carolinas LLC
7.000%, 11/15/18	224,000	273,517
Duke Energy Corp.
5.050%, 9/15/19	835,000	898,218
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	99,183
Duke Realty LP
5.950%, 2/15/17	500,000	548,444
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	400,000	452,135
6.000%, 7/15/18	750,000	865,470
eBay, Inc.
3.250%, 10/15/20	100,000	93,287
Edison International
3.750%, 9/15/17	250,000	251,130
Eli Lilly and Co.
5.200%, 3/15/17	600,000	679,741
Embarq Corp.
6.738%, 6/1/13	250,000	270,802
7.082%, 6/1/16	100,000	111,162
Entergy Corp.
5.125%, 9/15/20	300,000	297,098
Enterprise Products Operating LLC
5.600%, 10/15/14	3,220,000	3,577,224
EOG Resources, Inc.
5.875%, 9/15/17	500,000	572,535
5.625%, 6/1/19	75,000	84,113
4.100%, 2/1/21	200,000	197,533
ERP Operating LP
5.250%, 9/15/14	255,000	279,332
Exelon Corp.
4.900%, 6/15/15	200,000	215,049
Expedia, Inc.
5.950%, 8/15/20	150,000	145,875
Express Scripts, Inc.
3.125%, 5/15/16	500,000	503,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Federal Farm Credit Bank
4.875%, 1/17/17		$1,020,000	$1,160,839
Federal Home Loan Bank
0.875%, 8/22/12		6,000,000	6,035,609
4.000%, 9/6/13		2,000,000	2,144,874
3.625%, 10/18/13		2,700,000	2,881,748
5.250%, 6/5/17		3,800,000	4,388,684
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12		8,300,000	8,720,792
2.125%, 9/21/12		5,000,000	5,107,385
0.375%, 11/30/12		2,000,000	1,999,606
4.125%, 12/21/12		830,000	874,997
0.875%, 10/28/13		8,000,000	8,036,840
4.875%, 11/15/13		4,100,000	4,508,155
5.125%, 11/17/17		3,610,000	4,144,879
Federal National Mortgage Association
0.500%, 10/30/12		1,500,000	1,502,445
3.625%, 2/12/13		5,000,000	5,251,055
1.500%, 6/26/13		4,390,000	4,477,712
1.000%, 9/23/13		5,000,000	5,040,000
1.450%, 1/24/14		14,500,000	14,591,219
3.000%, 9/16/14		2,330,000	2,473,605
4.625%, 10/15/14		1,000,000	1,112,760
2.625%, 11/20/14		5,000,000	5,243,535
4.375%, 10/15/15		900,000	997,345
2.750%, 3/28/16		5,100,000	5,128,621
3.000%, 9/1/16		7,300,000	7,405,199
5.375%, 6/12/17		4,300,000	5,004,663
FIA Card Services N.A.
7.125%, 11/15/12		100,000	106,744
Fifth Third Bancorp
3.625%, 1/25/16		150,000	151,303
Financing Corp. Fico
9.800%, 4/6/18		400,000	571,336
Fiserv, Inc.
4.750%, 6/15/21		600,000	596,788
Florida Power & Light Co.
4.850%, 2/1/13		100,000	106,150
Fortune Brands, Inc.
5.375%, 1/15/16		400,000	433,428
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		600,000	655,500
Gap, Inc.
5.950%, 4/12/21		150,000	144,106
General Dynamics Corp.
4.250%, 5/15/13		100,000	106,709
General Electric Capital Corp.
2.125%, 12/21/12		1,850,000	1,894,094
2.800%, 1/8/13		500,000	512,695
1.875%, 9/16/13		1,400,000	1,415,981
5.900%, 5/13/14		1,500,000	1,666,364
7.625%, 12/10/14	NZD	1,000,000	895,125
4.875%, 3/4/15		$300,000	326,229
2.250%, 11/9/15		1,000,000	982,995
5.000%, 1/8/16		100,000	109,309
5.400%, 2/15/17		300,000	328,069
5.625%, 9/15/17		1,100,000	1,214,425
5.300%, 2/11/21		700,000	728,379
6.375%, 11/15/67 (l)		575,000	589,375
General Electric Co.
5.000%, 2/1/13		700,000	742,979
5.250%, 12/6/17		750,000	830,868

	Principal Amount	Value (Note 1)

General Mills, Inc.
1.550%, 5/16/14	$300,000	$302,063
5.650%, 2/15/19	750,000	846,816
Genworth Financial, Inc.
7.200%, 2/15/21	500,000	500,357
Georgia Power Co.
3.000%, 4/15/16	1,000,000	1,023,852
Series K 5.125%, 11/15/12	100,000	105,669
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	500,000	537,628
5.650%, 5/15/18	700,000	798,444
Golden West Financial Corp.
4.750%, 10/1/12	100,000	104,689
Goldman Sachs Group, Inc.
5.450%, 11/1/12	500,000	528,439
5.250%, 4/1/13	500,000	529,739
5.250%, 10/15/13	500,000	536,470
6.000%, 5/1/14	1,250,000	1,371,202
5.125%, 1/15/15	400,000	429,240
5.350%, 1/15/16	400,000	431,637
5.750%, 10/1/16	600,000	653,050
5.625%, 1/15/17	900,000	952,774
6.150%, 4/1/18	1,150,000	1,251,593
6.000%, 6/15/20	500,000	537,994
Goodrich Corp. 3.600%, 2/1/21	100,000	95,469
Google, Inc. 1.250%, 5/19/14	400,000	401,914
2.125%, 5/19/16	200,000	200,533
Great Plains Energy, Inc. 4.850%, 6/1/21	100,000	100,320
GTE Corp. 6.840%, 4/15/18	100,000	116,327
HCP, Inc. 3.750%, 2/1/16	100,000	101,692
6.000%, 1/30/17	255,000	280,792
5.375%, 2/1/21	400,000	412,572
Health Care REIT, Inc. 3.625%, 3/15/16	100,000	100,632
4.700%, 9/15/17	500,000	513,241
Hewlett-Packard Co. 6.500%, 7/1/12	200,000	211,224
6.125%, 3/1/14	1,000,000	1,121,763
5.500%, 3/1/18	600,000	670,987
Historic TW, Inc. 6.875%, 6/15/18	100,000	117,022
Home Depot, Inc. 5.250%, 12/16/13	100,000	109,274
5.400%, 3/1/16	500,000	558,707
Honeywell International, Inc.
5.400%, 3/15/16	400,000	456,979
5.300%, 3/1/18	470,000	528,081
Hospitality Properties Trust 6.300%, 6/15/16	257,000	280,673
HSBC Bank USA/New York
4.625%, 4/1/14	1,200,000	1,279,133
HSBC Finance Corp. 4.750%, 7/15/13	750,000	794,185
5.500%, 1/19/16	750,000	820,066
6.676%, 1/15/21§	222,000	227,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Ingram Micro, Inc. 5.250%, 9/1/17		$100,000	$104,823
International Business Machines Corp.
4.750%, 11/29/12		725,000	766,287
1.250%, 5/12/14		200,000	200,439
5.700%, 9/14/17		1,150,000	1,337,041
International Paper Co. 7.500%, 8/15/21		425,000	496,759
Iron Mountain, Inc. 6.750%, 10/15/18	EUR	503,000	714,837
Jefferies Group, Inc. 5.125%, 4/13/18		$500,000	501,009
Johnson & Johnson 1.200%, 5/15/14		800,000	802,391
Johnson Controls, Inc. 4.875%, 9/15/13		100,000	107,762
1.750%, 3/1/14		400,000	403,316
JPMorgan Chase & Co. 5.375%, 10/1/12		850,000	898,215
4.750%, 5/1/13		500,000	532,264
2.050%, 1/24/14		800,000	805,957
4.650%, 6/1/14		1,000,000	1,074,354
3.700%, 1/20/15		500,000	519,904
4.750%, 3/1/15		100,000	106,913
5.150%, 10/1/15		300,000	324,014
6.000%, 1/15/18		1,000,000	1,112,153
4.250%, 10/15/20		1,000,000	978,335
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	332,078
6.000%, 7/5/17		925,000	1,022,769
6.000%, 10/1/17		600,000	666,763
Juniper Networks, Inc. 4.600%, 3/15/21		100,000	102,287
Kellogg Co. 3.250%, 5/21/18		200,000	201,124
4.000%, 12/15/20		250,000	249,626
KeyBank N.A. 5.700%, 8/15/12		100,000	104,683
5.800%, 7/1/14		100,000	109,636
KeyCorp 3.750%, 8/13/15		200,000	206,472
5.100%, 3/24/21		200,000	203,699
Kimberly-Clark Corp. 4.875%, 8/15/15		600,000	671,018
Kinder Morgan Energy Partners LP
5.000%, 12/15/13		800,000	867,490
6.850%, 2/15/20		800,000	924,988
Kraft Foods, Inc.
6.000%, 2/11/13		200,000	215,654
4.125%, 2/9/16		1,000,000	1,069,298
5.375%, 2/10/20		800,000	874,558
Kroger Co. 6.150%, 1/15/20		600,000	691,091
L-3 Communications Corp. 4.950%, 2/15/21		300,000	299,348
LG&E and KU Energy LLC
3.750%, 11/15/20§		400,000	377,041
Life Technologies Corp. 5.000%, 1/15/21		400,000	405,806
Lincoln National Corp. 4.850%, 6/24/21		150,000	148,155

	Principal Amount		Value (Note 1)

Lockheed Martin Corp. 4.250%, 11/15/19		$600,000	$615,687
Lowe’s Cos., Inc. 5.400%, 10/15/16		400,000	461,316
Lubrizol Corp. 5.500%, 10/1/14		100,000	112,119
M&I Marshall & Ilsley Bank
5.250%, 9/4/12		100,000	103,696
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14		300,000	329,992
Marathon Petroleum Corp. 5.125%, 3/1/21§		250,000	257,012
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	262,698
McDonald’s Corp. 5.350%, 3/1/18		200,000	226,754
McKesson Corp. 3.250%, 3/1/16		750,000	773,276
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	116,850
4.125%, 9/15/20		200,000	192,817
Medtronic, Inc. 4.450%, 3/15/20		850,000	888,673
Mellon Funding Corp. 5.000%, 12/1/14		100,000	109,992
Merck & Co., Inc. 5.300%, 12/1/13		600,000	663,441
4.750%, 3/1/15		300,000	334,111
Merrill Lynch & Co., Inc. 6.050%, 8/15/12		1,000,000	1,052,711
6.400%, 8/28/17		1,000,000	1,091,580
MetLife, Inc. 5.500%, 6/15/14		100,000	110,040
4.750%, 2/8/21		450,000	458,736
Series A
6.817%, 8/15/18		480,000	562,011
Metropolitan Edison Co. 4.875%, 4/1/14		100,000	105,858
Microsoft Corp. 2.950%, 6/1/14		335,000	354,037
1.625%, 9/25/15		900,000	890,471
3.000%, 10/1/20		150,000	142,318
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	318,131
5.750%, 4/1/18		600,000	674,685
Morgan Stanley 5.750%, 8/31/12		500,000	526,345
5.300%, 3/1/13		300,000	317,192
4.750%, 4/1/14		800,000	833,909
4.200%, 11/20/14		500,000	519,256
5.375%, 10/15/15		550,000	587,948
3.800%, 4/29/16		500,000	494,194
5.450%, 1/9/17		1,000,000	1,057,525
5.500%, 10/2/17	EUR	2,600,000	3,866,692
6.625%, 4/1/18		$1,000,000	1,101,593
7.300%, 5/13/19		1,000,000	1,134,026
5.750%, 1/25/21		1,000,000	1,011,829
Nabors Industries, Inc. 6.150%, 2/15/18		360,000	397,983
NASDAQ OMX Group, Inc.
5.550%, 1/15/20		200,000	199,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

National City Corp. 4.900%, 1/15/15		$200,000	$218,581
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	217,439
5.450%, 4/10/17		400,000	452,222
NBCUniversal Media LLC 2.100%, 4/1/14§		200,000	202,653
4.375%, 4/1/21§		400,000	395,820
Newell Rubbermaid, Inc. 4.700%, 8/15/20		100,000	100,688
News America, Inc. 5.300%, 12/15/14		300,000	334,409
8.000%, 10/17/16		650,000	798,764
5.650%, 8/15/20		150,000	163,844
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15		150,000	179,386
Nordstrom, Inc. 6.750%, 6/1/14		250,000	286,099
Norfolk Southern Corp. 5.900%, 6/15/19		275,000	315,300
Northern States Power Co. 8.000%, 8/28/12		510,000	551,772
Northrop Grumman Corp. 3.500%, 3/15/21		250,000	237,232
Novartis Capital Corp. 4.125%, 2/10/14		700,000	754,382
Occidental Petroleum Corp.
4.125%, 6/1/16		400,000	434,835
Omnicom Group, Inc. 5.900%, 4/15/16		100,000	112,253
4.450%, 8/15/20		100,000	99,198
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	341,304
ONEOK Partners LP 8.625%, 3/1/19		550,000	699,224
Oracle Corp. 3.750%, 7/8/14		750,000	804,050
5.250%, 1/15/16		400,000	451,406
5.750%, 4/15/18		500,000	572,233
Pacific Gas & Electric Co. 4.800%, 3/1/14		300,000	326,140
8.250%, 10/15/18		100,000	128,352
3.500%, 10/1/20		150,000	142,598
Pemex Project Funding Master Trust
5.750%, 3/1/18		1,200,000	1,315,807
PepsiCo, Inc. 5.000%, 6/1/18		750,000	830,751
7.900%, 11/1/18		400,000	515,500
3.125%, 11/1/20		400,000	377,216
Pfizer, Inc. 4.750%, 6/3/16	EUR	1,350,000	2,088,445
4.650%, 3/1/18		$100,000	108,060
6.200%, 3/15/19		500,000	584,877
Philip Morris International, Inc.
4.875%, 5/16/13		1,000,000	1,072,730
5.650%, 5/16/18		200,000	224,935
Pitney Bowes, Inc. 4.750%, 1/15/16		100,000	106,620
4.750%, 5/15/18		100,000	102,297
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	237,863

	Principal Amount		Value (Note 1)

PNC Funding Corp. 3.625%, 2/8/15		$900,000	$947,930
5.250%, 11/15/15		200,000	217,922
5.125%, 2/8/20		500,000	535,350
Praxair, Inc. 3.950%, 6/1/13		1,000,000	1,060,941
Pride International, Inc. 8.500%, 6/15/19		200,000	252,032
Principal Life Income Funding Trusts
5.300%, 4/24/13		900,000	967,868
Procter & Gamble Co. 4.500%, 5/12/14	EUR	1,500,000	2,286,028
1.800%, 11/15/15		$250,000	248,893
4.850%, 12/15/15		100,000	112,582
5.125%, 10/24/17	EUR	1,000,000	1,593,612
4.700%, 2/15/19		$650,000	717,299
Progress Energy, Inc. 4.400%, 1/15/21		500,000	505,507
ProLogis LP 6.875%, 3/15/20		500,000	552,105
Prudential Financial, Inc. 5.100%, 9/20/14		200,000	217,436
4.750%, 9/17/15		1,250,000	1,344,844
7.375%, 6/15/19		400,000	474,362
PSEG Power LLC 5.500%, 12/1/15		625,000	689,874
Quest Diagnostics, Inc. 3.200%, 4/1/16		500,000	510,649
Qwest Corp. 8.375%, 5/1/16		710,000	837,800
Raytheon Co. 3.125%, 10/15/20		250,000	234,697
Republic Services, Inc. 5.250%, 11/15/21		500,000	528,286
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	510,000	750,670
Ryder System, Inc. 3.500%, 6/1/17		$200,000	201,727
Safeway, Inc. 5.625%, 8/15/14		100,000	110,472
5.000%, 8/15/19		115,000	120,356
3.950%, 8/15/20		200,000	194,499
Sara Lee Corp. 2.750%, 9/15/15		250,000	249,337
Sempra Energy 2.000%, 3/15/14		1,000,000	1,009,433
Simon Property Group LP 6.100%, 5/1/16		620,000	712,096
5.650%, 2/1/20		500,000	540,200
SLM Corp. 5.375%, 5/15/14		600,000	624,677
6.250%, 1/25/16		100,000	103,750
8.450%, 6/15/18		500,000	548,807
Southern California Edison Co.
3.875%, 6/1/21		300,000	299,428
Southern Power Co. Series B 6.250%, 7/15/12		100,000	105,187
Southwest Airlines Co. 5.125%, 3/1/17		100,000	107,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Southwestern Electric Power Co.
6.450%, 1/15/19	$150,000	$169,947
Sovereign Bank 5.125%, 3/15/13	100,000	103,735
Staples, Inc. 9.750%, 1/15/14	500,000	595,246
State of California 3.950%, 11/1/15	250,000	260,328
State of Illinois 5.365%, 3/1/17	500,000	516,810
5.877%, 3/1/19	100,000	102,787
State of Massachusetts 4.200%, 12/1/21	250,000	254,603
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	111,257
State Street Corp. 4.375%, 3/7/21	450,000	455,931
SunTrust Banks, Inc. 3.600%, 4/15/16	150,000	151,455
Target Corp. 6.000%, 1/15/18	800,000	924,466
Tennessee Valley Authority 5.500%, 7/18/17	1,800,000	2,102,693
4.500%, 4/1/18	550,000	608,862
Series E 6.250%, 12/15/17	100,000	120,944
Texas Instruments, Inc. 0.875%, 5/15/13	300,000	300,617
1.375%, 5/15/14	300,000	301,254
Thermo Fisher Scientific, Inc. 3.200%, 3/1/16	250,000	257,447
Time Warner Cable, Inc. 6.200%, 7/1/13	1,245,000	1,365,652
7.500%, 4/1/14	250,000	288,014
8.250%, 4/1/19	1,970,000	2,456,985
Time Warner, Inc. 4.700%, 1/15/21	750,000	759,882
Toyota Motor Credit Corp. 2.800%, 1/11/16	800,000	818,888
Travelers Cos., Inc. 5.750%, 12/15/17	300,000	334,537
U.S. Bancorp 1.375%, 9/13/13	400,000	401,811
U.S. Bank N.A./Ohio 6.300%, 2/4/14	750,000	835,834
4.950%, 10/30/14	100,000	109,418
4.800%, 4/15/15	100,000	110,154
U.S. Treasury Bonds 8.125%, 8/15/19	1,200,000	1,679,531
3.625%, 2/15/20	7,390,000	7,817,813
8.500%, 2/15/20	1,300,000	1,867,938
U.S. Treasury Notes 1.750%, 8/15/12	17,000,000	17,284,223
1.375%, 9/15/12	13,870,000	14,052,044
0.375%, 9/30/12	17,400,000	17,419,713
4.250%, 9/30/12	2,100,000	2,203,688
3.875%, 10/31/12	2,700,000	2,827,513
1.375%, 11/15/12	21,000,000	21,302,693
1.125%, 12/15/12	7,000,000	7,079,023
0.625%, 1/31/13	20,000,000	20,078,899
2.750%, 2/28/13	5,450,000	5,662,675
1.375%, 3/15/13	15,000,000	15,246,150

	Principal Amount	Value (Note 1)

1.375%, 5/15/13	$15,000,000	$15,261,300
0.750%, 8/15/13	14,500,000	14,577,024
0.500%, 11/15/13	15,000,000	14,963,670
1.500%, 12/31/13	5,500,000	5,618,162
1.000%, 1/15/14	15,000,000	15,132,420
1.875%, 4/30/14	16,345,000	16,855,781
2.375%, 8/31/14	3,788,000	3,963,490
2.375%, 10/31/14	13,725,000	14,354,415
2.125%, 11/30/14	8,000,000	8,297,504
4.000%, 2/15/15	2,600,000	2,865,689
2.375%, 2/28/15	4,475,000	4,674,988
2.500%, 4/30/15	13,360,000	14,011,300
4.125%, 5/15/15	2,200,000	2,441,140
1.875%, 6/30/15	3,000,000	3,070,314
1.750%, 7/31/15	13,910,000	14,145,775
1.250%, 9/30/15	3,500,000	3,477,306
1.250%, 10/31/15	8,000,000	7,932,496
2.125%, 12/31/15	7,000,000	7,185,934
2.125%, 2/29/16	23,200,000	23,750,999
2.625%, 4/30/16	3,095,000	3,234,034
5.125%, 5/15/16	14,000,000	16,270,632
1.750%, 5/31/16	8,500,000	8,513,260
4.875%, 8/15/16	1,400,000	1,613,937
3.250%, 12/31/16	6,000,000	6,400,782
4.625%, 2/15/17	2,400,000	2,738,438
3.000%, 2/28/17	3,440,000	3,619,527
3.250%, 3/31/17	2,080,000	2,215,200
4.500%, 5/15/17	4,300,000	4,879,158
2.750%, 5/31/17	3,000,000	3,104,298
2.500%, 6/30/17	9,290,000	9,469,994
4.750%, 8/15/17	8,390,000	9,649,809
1.875%, 8/31/17	4,320,000	4,233,600
1.875%, 9/30/17	2,700,000	2,639,882
1.875%, 10/31/17	2,900,000	2,829,991
4.250%, 11/15/17	6,630,000	7,431,819
2.750%, 12/31/17	9,000,000	9,240,471
2.750%, 2/28/18	7,500,000	7,679,880
2.375%, 5/31/18	6,200,000	6,167,078
4.000%, 8/15/18	3,500,000	3,857,109
2.750%, 2/15/19	10,200,000	10,298,012
3.125%, 5/15/19	6,500,000	6,711,250
3.625%, 8/15/19	7,745,000	8,252,057
3.375%, 11/15/19	12,380,000	12,906,150
3.500%, 5/15/20	6,920,000	7,224,342
2.625%, 8/15/20	7,500,000	7,259,768
2.625%, 11/15/20	12,200,000	11,750,125
3.625%, 2/15/21	11,080,000	11,553,493
UBS Preferred Funding Trust V 6.243%, 5/29/49(l)	150,000	147,000
Unilever Capital Corp. 2.750%, 2/10/16	400,000	410,318
Union Pacific Corp. 5.700%, 8/15/18	650,000	740,088
UnionBanCal Corp. 5.250%, 12/16/13	100,000	108,591
United Parcel Service, Inc. 5.500%, 1/15/18	170,000	192,774
3.125%, 1/15/21	800,000	759,757
United Technologies Corp. 4.875%, 5/1/15	400,000	444,905
6.125%, 2/1/19	287,000	335,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

UnitedHealth Group, Inc. 5.375%, 3/15/16	$200,000	$224,197
6.000%, 2/15/18	400,000	453,552
Valero Energy Corp. 6.125%, 2/1/20	350,000	384,628
Verizon Communications, Inc. 7.375%, 9/1/12	300,000	322,637
4.375%, 6/1/13	200,000	212,318
1.950%, 3/28/14	800,000	813,022
4.900%, 9/15/15	300,000	332,420
5.500%, 2/15/18	250,000	278,046
8.750%, 11/1/18	600,000	780,663
Viacom, Inc. 3.500%, 4/1/17	250,000	254,327
Virginia Electric & Power Co. 5.950%, 9/15/17	700,000	817,281
Series A
5.400%, 1/15/16	100,000	113,632
Wachovia Bank N.A. 5.600%, 3/15/16	400,000	433,026
Wachovia Corp. 5.500%, 5/1/13	1,250,000	1,344,190
4.875%, 2/15/14	100,000	106,376
5.750%, 6/15/17	500,000	555,930
Wal-Mart Stores, Inc. 1.625%, 4/15/14	500,000	506,603
5.375%, 4/5/17	800,000	911,787
3.625%, 7/8/20	300,000	294,815
3.250%, 10/25/20	300,000	285,393
Walt Disney Co. 4.500%, 12/15/13	500,000	542,675
Waste Management, Inc. 6.375%, 11/15/12	100,000	107,075
7.375%, 3/11/19	283,000	343,766
WellPoint, Inc. 5.250%, 1/15/16	1,000,000	1,115,238
Wells Fargo & Co. 5.250%, 10/23/12	300,000	316,528
4.375%, 1/31/13	500,000	524,762
3.750%, 10/1/14	1,500,000	1,580,861
3.676%, 6/15/16	300,000	308,202
5.125%, 9/15/16	100,000	106,944
5.625%, 12/11/17	700,000	773,223
Wells Fargo Capital XIII 7.700%, 12/29/49(l)	275,000	280,500
Western Union Co. 5.930%, 10/1/16	600,000	678,443
Williams Partners LP 5.250%, 3/15/20	400,000	421,122
4.125%, 11/15/20	400,000	383,957
Wyeth 5.500%, 2/1/14	1,300,000	1,441,360
5.500%, 2/15/16	200,000	227,939
Xcel Energy, Inc. 4.700%, 5/15/20	250,000	259,943
Xerox Corp. 4.250%, 2/15/15	800,000	851,789
6.350%, 5/15/18	100,000	114,626

	Principal Amount	Value (Note 1)

Yum! Brands, Inc. 3.875%, 11/1/20	$450,000	$436,801

Total United States		880,787,198

Total Long Term Debt Securities (98.4%) (Cost $1,346,849,942)		1,405,583,326

SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $13,978,721)	13,978,721	13,978,721

Total Investments (99.4%) (Cost $1,360,828,663)		1,419,562,047
Other Assets Less Liabilities (0.6%)		8,549,013

Net Assets (100%)		$1,428,111,060

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $25,531,993 or 1.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Koruna
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
KRW	— Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. Japanese Yen, expiring 9/15/11	JPMorgan Chase Bank	7,103	930,000	$11,390,067	$11,556,843	$(166,776)
New Zealand Dollar vs. Japanese Yen, expiring 7/13/11	JPMorgan Chase Bank	4,000	262,844	3,312,187	3,265,070	47,117
U.S. Dollar vs. Danish Krone, expiring 7/18/11	JPMorgan Chase Bank	20,817	110,000	20,816,980	21,379,790	(562,810)
U.S. Dollar vs. South African Rand, expiring 8/24/11	JPMorgan Chase Bank	7,976	55,700	7,975,703	8,175,666	(199,963)
Japanese Yen vs. New Zealand Dollar, expiring 7/13/11	JPMorgan Chase Bank	1,921,156	29,200	23,864,755	24,178,963	(314,208)
Japanese Yen vs. Poland Zloty, expiring 8/18/11	JPMorgan Chase Bank	976,602	34,000	12,133,789	12,338,273	(204,484)
Japanese Yen vs. Australian Dollar, expiring 7/25/11	JPMorgan Chase Bank	2,881,345	33,400	35,794,436	35,729,650	64,786
Japanese Yen vs. Canadian Dollar, expiring 7/29/11	JPMorgan Chase Bank	1,636,220	20,000	20,326,878	20,725,176	(398,298)
Japanese Yen vs. U.S. Dollar, expiring 9/7/11	JPMorgan Chase Bank	3,500,000	43,437	43,491,119	43,437,414	53,705
Japanese Yen vs. British Pound, expiring 9/15/11	JPMorgan Chase Bank	1,299,410	10,100	16,147,401	16,195,855	(48,454)
European Union Euro vs. Hungarian Forint, expiring 8/10/11	JPMorgan Chase Bank	9,010	2,410,000	13,051,993	13,094,000	(42,007)
European Union Euro vs. Norwegian Krone, expiring 8/10/11	JPMorgan Chase Bank	13,867	110,750	20,089,459	20,480,336	(390,877)
European Union Euro vs. U.S. Dollar, expiring 9/7/11	JPMorgan Chase Bank	6,000	8,677	8,684,940	8,676,852	8,088

						$(2,154,181)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$22,625,851	$—	$22,625,851
Consumer Staples	—	35,867,935	—	35,867,935
Energy	—	31,905,256	—	31,905,256
Financials	21,268,806	220,455,881	—	241,724,687
Health Care	—	23,110,902	—	23,110,902
Industrials	—	18,300,275	—	18,300,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$—	$14,298,053	$—	$14,298,053
Materials	—	21,279,424	—	21,279,424
Telecommunication Services	—	20,804,793	—	20,804,793
Utilities	—	28,031,335	—	28,031,335
Forward Currency Contracts	—	173,696	—	173,696
Government Securities
Agency ABS	—	54,788,587	—	54,788,587
Foreign Governments	—	267,884,336	—	267,884,336
Municipal Bonds	—	1,134,528	—	1,134,528
Supranational	—	50,966,342	—	50,966,342
U.S. Government Agencies	—	54,015,316	—	54,015,316
U.S. Treasuries	—	518,845,706	—	518,845,706
Short-Term Investments	—	13,978,721	—	13,978,721

Total Assets	$21,268,806	$1,398,466,937	$—	$1,419,735,743

Liabilities:
Forward Currency Contracts	—	(2,327,877)	—	(2,327,877)

Total Liabilities	$—	$(2,327,877)	$—	$(2,327,877)

Total	$21,268,806	$1,396,139,060	$—	$1,417,407,866

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	173,696
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$173,696

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(2,327,877)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,327,877)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(9,546,375)	—	(9,546,375)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(9,546,375)	$—	$(9,546,375)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(2,443,312)	—	(2,443,312)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(2,443,312)	$—	$(2,443,312)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $270,541,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$574,301,612
Long-term U.S. Treasury securities	329,694,901

$903,996,513

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$753,741,688
Long-term U.S. Treasury securities	138,670,803

$892,412,491

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,659,499
Aggregate gross unrealized depreciation	(1,805,635)

Net unrealized appreciation	$56,853,864

Federal income tax cost of investments	$1,362,708,183

The Portfolio has a net capital loss carryforward of $9,203,309 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,360,828,663)	$1,419,562,047
Cash	4,188,878
Foreign cash (Cost $2,944,848)	2,989,378
Dividends, interest and other receivables	14,091,032
Receivable for securities sold	9,413,370
Receivable from Separate Accounts for Trust shares sold	823,004
Unrealized appreciation of forward foreign currency contracts	173,696
Other assets	12,964

Total assets	1,451,254,369

LIABILITIES
Payable for securities purchased	19,099,059
Unrealized depreciation of forward foreign currency contracts	2,327,877
Investment management fees payable	649,114
Payable to Separate Accounts for Trust shares redeemed	592,849
Administrative fees payable	188,501
Distribution fees payable - Class IB	126,148
Trustees’ fees payable	14
Accrued expenses	159,747

Total liabilities	23,143,309

NET ASSETS	$1,428,111,060

Net assets were comprised of:
Paid in capital	$1,361,164,714
Accumulated undistributed net investment income (loss)	8,751,367
Accumulated undistributed net realized gains (losses) on investments and foreign currency transactions	1,431,212
Net unrealized appreciation (depreciation) on investments and foreign currency translations	56,763,767

Net assets	$1,428,111,060

Class IA
Net asset value, offering and redemption price per share, $812,105,603 / 79,055,618 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.27

Class IB
Net asset value, offering and redemption price per share, $616,005,457 / 60,198,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $15,361 foreign withholdings tax)	$22,629,108

EXPENSES
Investment management fees	3,824,815
Administrative fees	1,093,477
Distribution fees - Class IB	728,874
Custodian fees	67,876
Printing and mailing expenses	54,811
Professional fees	28,699
Trustees’ fees	15,895
Miscellaneous	42,860

Total expenses	5,857,307

NET INVESTMENT INCOME (LOSS)	16,771,801

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	10,402,831
Foreign currency transactions	(987,898)

Net realized gain (loss)	9,414,933

Change in unrealized appreciation (depreciation) on:
Securities	17,423,086
Foreign currency translations	(2,364,389)

Net change in unrealized appreciation (depreciation)	15,058,697

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,473,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,245,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,771,801	$35,276,747
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	9,414,933	11,047,579
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	15,058,697	32,168,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,245,431	78,492,757

DIVIDENDS:
Dividends from net investment income
Class IA	—	(24,217,436)
Class IB	—	(15,843,096)

TOTAL DIVIDENDS	—	(40,060,532)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 6,905,893 and 14,477,218 shares, respectively ]	69,421,192	145,662,751
Capital shares issued in reinvestment of dividends [ 0 and 2,466,792 shares, respectively ]	—	24,217,436
Capital shares repurchased [ (8,773,505) and (9,345,157) shares, respectively ]	(88,775,670)	(93,857,029)

Total Class IA transactions	(19,354,478)	76,023,158

Class IB
Capital shares sold [ 7,347,289 and 16,323,404 shares, respectively ]	73,946,201	163,629,828
Capital shares issued in reinvestment of dividends [ 0 and 1,618,110 shares, respectively ]	—	15,843,096
Capital shares repurchased [ (4,853,161) and (11,888,817) shares, respectively ]	(48,663,562)	(118,557,893)

Total Class IB transactions	25,282,639	60,915,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,928,161	136,938,189

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,173,592	175,370,414
NET ASSETS:
Beginning of period	1,380,937,468	1,205,567,054

End of period (a)	$1,428,111,060	$1,380,937,468

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,751,367	$(8,020,434)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009		2008	2007	2006
Net asset value, beginning of period	$9.97	$9.66	$9.56		$10.77	$10.08	$9.77

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.28 (e)	0.34	(e)	0.44 (e)	0.45 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.17	0.34	(0.12)		0.32 †	0.52	— #

Total from investment operations	0.30	0.62	0.22		0.76	0.97	0.36

Less distributions:
Dividends from net investment income	—	(0.31)	(0.08)		(1.97)	(0.27)	(0.03)
Distributions from net realized gains	—	—	(0.04)		—	(0.01)	(0.02)

Total dividends and distributions	—	(0.31)	(0.12)		(1.97)	(0.28)	(0.05)

Net asset value, end of period	$10.27	$9.97	$9.66		$9.56	$10.77	$10.08

Total return (b)	3.01%	6.44%	2.27%		6.73%	9.54%	3.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$812,106	$807,035	$708,202		$511,658	$604,149	$272,209
Ratio of expenses to average net assets (a)	0.74%	0.74%	0.80%		0.86%	0.87%	0.90%
Ratio of net investment income (loss) to average net assets (a)	2.51%	2.79%	3.58%		4.02%	4.26%	3.67%
Portfolio turnover rate	65%	148%	159%		121%	82%	74%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008	2007	2006
Net asset value, beginning of period	$9.95	$9.63	$9.56		$10.76	$10.08	$9.77

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.25 (e)	0.23	(e)	0.41 (e)	0.42 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.17	0.35	(0.04)		0.33 †	0.51	0.01

Total from investment operations	0.28	0.60	0.19		0.74	0.93	0.34

Less distributions:
Dividends from net investment income	—	(0.28)	(0.08)		(1.94)	(0.24)	(0.01)
Distributions from net realized gains	—	—	(0.04)		—	(0.01)	(0.02)

Total dividends and distributions	—	(0.28)	(0.12)		(1.94)	(0.25)	(0.03)

Net asset value, end of period	$10.23	$9.95	$9.63		$9.56	$10.76	$10.08

Total return (b)	2.81%	6.28%	1.96%		6.51%	9.26%	3.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$616,005	$573,902	$497,365		$493,198	$234,871	$96,604
Ratio of expenses to average net assets (a)	0.99%	0.99%	1.05	%(c)	1.11%	1.12%	1.15%
Ratio of net investment income (loss) to average net assets (a)	2.27%	2.55%	2.50%		3.73%	4.00%	3.29%
Portfolio turnover rate	65%	148%	159%		121%	82%	74%

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	17.3%
Information Technology	10.5
Consumer Staples	9.9
Energy	8.9
Industrials	8.0
Consumer Discretionary	8.0
Health Care	7.3
Telecommunication Services	5.7
Materials	5.4
Utilities	3.4
Cash and Other	15.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,042.40	$4.61
Hypothetical (5% average return before expenses)	1,000.00	1,020.28	4.56
Class IB
Actual	1,000.00	1,041.70	5.87
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.91% and 1.16%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.1%)
Banco Macro S.A. (ADR)	39,470	$1,489,598

Australia (2.6%)
AGL Energy Ltd.	30,390	478,313
Alumina Ltd.	172,704	395,398
Amcor Ltd.	84,186	651,469
AMP Ltd.	187,792	988,929
Asciano Ltd.	176,680	312,736
ASX Ltd.	12,297	402,212
Australia & New Zealand Banking Group Ltd.	173,952	4,108,143
Bendigo and Adelaide Bank Ltd.	21,141	201,418
BGP Holdings plc*†	796,081	—
BHP Billiton Ltd.	214,418	10,134,095
BlueScope Steel Ltd.	111,924	145,315
Boral Ltd.	48,609	230,361
Brambles Ltd.	97,688	758,930
Caltex Australia Ltd.	11,086	140,274
CFS Retail Property Trust (REIT)	115,081	224,550
Coca-Cola Amatil Ltd.	38,090	467,376
Cochlear Ltd.	3,923	302,820
Commonwealth Bank of Australia	103,823	5,843,354
Computershare Ltd.	28,895	275,069
Crown Ltd.	30,794	295,672
CSL Ltd.	35,445	1,256,348
Dexus Property Group (REIT)	307,311	290,791
Echo Entertainment Group Ltd.*	44,812	197,539
Fairfax Media Ltd.	175,838	185,724
Fortescue Metals Group Ltd.	80,651	553,197
Foster’s Group Ltd.	132,280	732,291
Goodman Group (REIT)	458,958	347,334
GPT Group (REIT)	115,979	394,018
Harvey Norman Holdings Ltd.	42,839	114,657
Iluka Resources Ltd.	28,211	511,785
Incitec Pivot Ltd.	115,061	479,493
Insurance Australia Group Ltd.	140,388	513,789
Leighton Holdings Ltd.	9,909	222,502
Lend Lease Group	36,148	349,387
Lynas Corp., Ltd.*†	114,541	217,200
MacArthur Coal Ltd.	9,946	117,574
Macquarie Group Ltd.	23,618	795,274
MAp Group	19,023	68,412
Metcash Ltd.	54,958	244,929
Mirvac Group (REIT)	238,766	321,000
National Australia Bank Ltd.	145,170	4,005,283
Newcrest Mining Ltd.	50,936	2,067,520
OneSteel Ltd.	95,425	190,181
Orica Ltd.	24,720	716,906
Origin Energy Ltd.	71,320	1,212,795
OZ Minerals Ltd.	21,276	303,801
Paladin Energy Ltd.*	35,362	96,267
Qantas Airways Ltd.*	69,049	136,870
QBE Insurance Group Ltd.	70,832	1,314,998
QR National Ltd.*	113,602	412,718
Ramsay Health Care Ltd.	8,632	168,731
Rio Tinto Ltd.	29,234	2,613,704

	Number of Shares	Value (Note 1)

Santos Ltd.	58,757	$856,178
Sonic Healthcare Ltd.	24,020	331,385
SP AusNet	65,090	66,000
Stockland Corp., Ltd. (REIT)	152,514	559,022
Suncorp Group Ltd.	87,106	762,930
TABCORP Holdings Ltd.	44,812	158,733
Tatts Group Ltd.	86,000	221,904
Telstra Corp., Ltd.	295,668	918,115
Toll Holdings Ltd.	48,087	251,176
Transurban Group	86,040	484,458
Wesfarmers Ltd.	66,448	2,277,189
Wesfarmers Ltd. (PPS)	9,971	345,785
Westfield Group (REIT)	148,374	1,382,661
Westfield Retail Trust (REIT)	193,716	563,917
Westpac Banking Corp.	202,140	4,848,965
Woodside Petroleum Ltd.	41,843	1,845,772
Woolworths Ltd.	81,363	2,426,215
WorleyParsons Ltd.	13,304	403,954

		66,213,811

Austria (0.1%)
Erste Group Bank AG	12,667	663,490
Immofinanz AG*	60,112	256,209
OMV AG	9,568	418,043
Raiffeisen Bank International AG	3,303	170,001
Telekom Austria AG	19,960	254,600
Verbund AG	4,569	199,184
Vienna Insurance Group AG	2,193	120,541
Voestalpine AG	7,307	403,351

		2,485,419

Belgium (0.3%)
Ageas	149,680	405,888
Anheuser-Busch InBev N.V.	53,682	3,112,757
Bekaert S.A.	2,581	196,477
Belgacom S.A.	9,749	348,293
Colruyt S.A.	5,131	256,633
Delhaize Group S.A.	6,778	508,179
Dexia S.A.*	42,624	132,624
Groupe Bruxelles Lambert S.A.	5,384	478,600
KBC Groep N.V.	10,370	407,345
Mobistar S.A.	1,805	137,055
Solvay S.A.	3,954	610,956
UCB S.A.	6,779	304,609
Umicore S.A.	7,146	389,496

		7,288,912

Bermuda (0.1%)
Nabors Industries Ltd.*	19,851	489,129
Seadrill Ltd.	20,843	733,692

		1,222,821

Brazil (2.3%)
Banco do Brasil S.A.	142,300	2,536,626
BM&F Bovespa S.A.	528,100	3,492,130
BRF - Brasil Foods S.A.	334,154	5,650,417
Cia de Bebidas das Americas (Preference) (ADR)	197,900	6,675,167
Hypermarcas S.A.	138,100	1,300,785
Itau Unibanco Holding S.A. (Preference)	116,176	2,694,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Itau Unibanco Holding S.A. (Preference) (ADR)	271,384	$6,391,093
Lojas Arapua S.A. (Preference)*† (b)	1,248,000	—
MRV Engenharia e Participacoes S.A.	206,700	1,732,378
PDG Realty S.A. Empreendimentos e Participacoes	620,000	3,492,007
Petroleo Brasileiro S.A. (Preference)	306,842	4,640,035
Petroleo Brasileiro S.A. (ADR)	122,200	4,137,692
Telecomunicacoes de Sao Paulo S.A. (ADR)	170,655	5,068,454
Ultrapar Participacoes S.A. (Preference)	125,600	2,232,495
Vale S.A. (New York Exchange) (ADR)	1,100	31,856
Vale S.A. (Preference), Class A	12,156	347,236
Vale S.A. (Tradegate Exchange) (ADR)	238,485	6,906,526
Vale S.A. (ADR)	52,900	1,690,155

		59,019,064

Chile (0.2%)
Banco Santander Chile S.A. (ADR)	10,500	985,005
Cencosud S.A.	196,937	1,417,980
Empresa Nacional de Electricidad S.A.	1,161,897	2,202,719
Empresa Nacional de Electricidad S.A. (ADR)	6,100	348,371
Enersis S.A.	200,615	92,549
Enersis S.A. (ADR)	46,500	1,074,150

		6,120,774

China (1.9%)
Bank of China Ltd., Class H	6,492,490	3,176,592
China Construction Bank Corp., Class H	9,042,420	7,526,217
China Minsheng Banking Corp., Ltd., Class H	2,559,000	2,370,243
China Pacific Insurance Group Co., Ltd., Class H	1,043,000	4,341,591
China Telecom Corp., Ltd., Class H	5,282,000	3,444,989
China ZhengTong Auto Services Holdings Ltd.*	1,517,000	1,739,905
CNOOC Ltd.	1,202,000	2,823,844
Foxconn International Holdings Ltd.*	112,913	49,887
Hengan International Group Co., Ltd.	295,000	2,659,916
Ping An Insurance Group Co. of China Ltd., Class H	418,000	4,359,102
Shanghai Pharmaceuticals Holding Co., Ltd., Class H*	793,000	2,134,926
Tencent Holdings Ltd.	192,600	5,282,208
Want Want China Holdings Ltd.	2,828,000	2,750,779
West China Cement Ltd.	4,768,000	1,725,301
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	793,200	851,452

	Number of Shares	Value (Note 1)

Yangzijiang Shipbuilding Holdings Ltd.	128,497	$153,439
Yanzhou Coal Mining Co., Ltd., Class H	996,000	3,820,920

		49,211,311

Cyprus (0.1%)
Bank of Cyprus Public Co., Ltd.	58,644	173,058
Eurasia Drilling Co., Ltd. (GDR) (m)	66,783	1,978,146

		2,151,204

Czech Republic (0.6%)
CEZ A/S	111,900	5,757,612
Komercni Banka A/S	17,587	4,286,775
Telefonica Czech Republic A/S	184,100	4,794,300

		14,838,687

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	37	306,198
A. P. Moller - Maersk A/S, Class B	90	776,546
Carlsberg A/S, Class B	7,243	788,138
Coloplast A/S, Class B	1,525	231,845
Danske Bank A/S*	43,759	812,683
DSV A/S	14,795	355,015
Novo Nordisk A/S, Class B	27,743	3,478,230
Novozymes A/S, Class B	3,076	500,454
Pandora A/S	3,930	124,246
TDC A/S*	25,241	230,692
Tryg A/S	1,679	96,805
Vestas Wind Systems A/S*	14,108	327,981
William Demant Holding A/S*	1,548	139,676

		8,168,509

Egypt (0.3%)
Commercial International Bank Egypt SAE (b)	634,544	3,161,310
Juhayna Food Industries* (b)	1,393,099	1,295,847
Telecom Egypt (b)	820,816	2,053,617

		6,510,774

Finland (0.3%)
Elisa Oyj	8,937	192,373
Fortum Oyj	28,866	835,984
Kesko Oyj, Class B	4,663	217,045
Kone Oyj, Class B	10,522	660,664
Metso Oyj	8,066	458,125
Neste Oil Oyj	7,908	123,972
Nokia Oyj	249,713	1,612,798
Nokian Renkaat Oyj	7,794	390,678
Orion Oyj, Class B	5,670	146,115
Outokumpu Oyj	7,608	100,707
Pohjola Bank plc, Class A	9,252	119,642
Rautaruukki Oyj	5,563	125,689
Sampo Oyj, Class A	28,639	924,680
Sanoma Oyj	4,459	82,641
Stora Enso Oyj, Class R	39,463	414,045
UPM-Kymmene Oyj	34,413	629,293
Wartsila Oyj	11,931	402,575

		7,437,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

France (3.0%)
Accor S.A.	9,784	$438,076
Aeroports de Paris S.A.	2,584	243,054
Air France-KLM*	9,939	152,576
Air Liquide S.A.	19,048	2,730,373
Alcatel-Lucent*	156,372	902,758
Alstom S.A.	13,916	857,042
Arkema S.A.	3,735	384,507
Atos Origin S.A.	3,238	182,968
AXA S.A.‡	116,240	2,639,114
BNP Paribas S.A.	63,654	4,909,346
Bouygues S.A.	16,353	718,945
Bureau Veritas S.A.	3,968	335,140
Cap Gemini S.A.	9,728	569,962
Carrefour S.A.*	38,467	1,579,867
Casino Guichard Perrachon S.A.	3,675	346,418
Christian Dior S.A.	3,611	568,191
Cie de Saint-Gobain S.A.	26,678	1,727,709
Cie Generale de Geophysique-Veritas*	9,525	350,876
Cie Generale des Etablissements Michelin, Class B	11,916	1,165,439
Cie Generale d’Optique Essilor International S.A.	13,579	1,101,392
CNP Assurances S.A.	8,494	185,204
Credit Agricole S.A.	64,364	968,018
Danone S.A.	38,677	2,885,861
Dassault Systemes S.A.	3,938	335,291
Edenred	11,518	351,235
EDF S.A.	15,941	625,805
Eiffage S.A.	3,056	202,226
Eramet S.A.	350	115,927
Eurazeo S.A.	2,087	152,402
Eutelsat Communications S.A.	6,754	303,785
Fonciere des Regions (REIT)	1,700	180,095
France Telecom S.A.	123,315	2,623,322
GDF Suez S.A.	82,833	3,031,429
Gecina S.A. (REIT)	1,655	231,210
Groupe Eurotunnel S.A. (Registered)	35,848	400,824
ICADE (REIT)	1,439	177,444
Iliad S.A.	1,335	179,139
Imerys S.A.	2,314	162,954
J.C. Decaux S.A.*	4,360	139,671
Klepierre S.A. (REIT)	7,066	291,588
Lafarge S.A.	13,528	862,113
Lagardere S.C.A.	7,764	328,049
Legrand S.A.	13,280	559,292
L’Oreal S.A.	15,858	2,059,705
LVMH Moet Hennessy Louis Vuitton S.A.	16,208	2,917,078
Metropole Television S.A.	3,743	86,606
Natixis S.A.	55,381	277,894
Neopost S.A.	2,128	182,816
Pernod-Ricard S.A.	13,352	1,316,138
Peugeot S.A.	9,923	444,252
PPR S.A.	5,123	912,353
Publicis Groupe S.A.	8,695	485,382
Renault S.A.	12,588	745,282
Safran S.A.	11,314	483,221
Sanofi	74,493	5,987,304

	Number of Shares	Value (Note 1)

Schneider Electric S.A.	16,245	$2,714,084
SCOR SE	10,684	303,580
Societe BIC S.A.	1,794	173,375
Societe Generale S.A.	42,558	2,522,478
Societe Television Francaise 1 S.A.	8,553	155,709
Sodexo S.A.	6,287	492,599
Suez Environnement Co. S.A.	18,276	364,254
Technip S.A.	6,400	685,560
Thales S.A.	6,448	278,019
Total S.A.	141,181	8,165,357
Unibail-Rodamco S.A. (REIT)	6,135	1,417,771
Vallourec S.A.	7,472	909,880
Veolia Environnement S.A.	23,501	662,144
Vinci S.A.	29,488	1,888,938
Vivendi S.A.	81,601	2,269,207
Wendel S.A.	2,227	273,670

		76,371,293

Germany (2.7%)
Adidas AG	14,106	1,118,887
Allianz SE (Registered)	30,314	4,235,389
Axel Springer AG	2,931	144,762
BASF SE	61,389	6,007,548
Bayer AG (Registered)	55,252	4,442,044
Bayerische Motoren Werke (BMW) AG	22,283	2,220,421
Bayerische Motoren Werke (BMW) AG (Preference)	3,564	226,541
Beiersdorf AG	6,346	411,805
Brenntag AG	2,309	268,397
Celesio AG	6,784	135,261
Commerzbank AG*	240,222	1,032,981
Continental AG*	5,385	565,394
Daimler AG (Registered)	60,934	4,585,948
Deutsche Bank AG (Registered)	62,374	3,685,581
Deutsche Boerse AG	12,637	959,065
Deutsche Lufthansa AG (Registered)	14,182	308,881
Deutsche Post AG (Registered)	55,801	1,071,585
Deutsche Telekom AG (Registered)	187,318	2,938,101
E.ON AG	119,298	3,386,629
Fraport AG	2,367	190,325
Fresenius Medical Care AG & Co. KGaA	12,874	962,535
Fresenius SE & Co. KGaA	7,771	811,094
GEA Group AG	12,033	430,287
Hannover Rueckversicherung AG (Registered)	4,121	214,953
HeidelbergCement AG	9,615	612,933
Henkel AG & Co. KGaA	8,669	496,852
Henkel AG & Co. KGaA (Preference)	11,920	826,417
Hochtief AG	2,932	244,777
Infineon Technologies AG	73,971	830,040
K+S AG	11,560	888,437
Kabel Deutschland Holding AG*	4,871	299,492
Lanxess AG	5,546	454,674
Linde AG	11,332	1,986,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

MAN SE	7,173	$955,718
Merck KGaA	4,367	474,558
Metro AG	8,920	539,984
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,646	1,930,605
Porsche Automobil Holding SE (Preference)	10,112	802,103
ProSiebenSat.1 Media AG (Preference)*	5,041	142,906
RWE AG	27,873	1,542,619
RWE AG (Preference)	2,963	151,053
Salzgitter AG	2,643	201,540
SAP AG	61,531	3,721,526
Siemens AG (Registered)	54,859	7,532,409
Suedzucker AG	3,957	140,612
ThyssenKrupp AG	21,689	1,125,123
TUI AG*	9,668	104,797
United Internet AG (Registered)	8,501	178,683
Volkswagen AG	1,923	353,308
Volkswagen AG (Preference)	9,635	1,986,498
Wacker Chemie AG	1,071	231,562

		69,110,440

Greece (0.1%)
Alpha Bank AE*	37,452	189,266
Coca Cola Hellenic Bottling Co. S.A.*	11,823	316,834
EFG Eurobank Ergasias S.A.*	23,298	109,627
Hellenic Telecommunications Organization S.A.	17,719	166,106
National Bank of Greece S.A.*	65,854	473,152
OPAP S.A.	15,274	238,656
Public Power Corp. S.A.	6,674	95,763

		1,589,404

Hong Kong (1.5%)
AIA Group Ltd.*	527,800	1,836,946
ASM Pacific Technology Ltd.	14,000	193,552
Bank of East Asia Ltd.	97,800	401,846
Belle International Holdings Ltd.	1,739,000	3,690,213
BOC Hong Kong Holdings Ltd.	247,500	720,252
Cathay Pacific Airways Ltd.	78,000	181,821
Cheung Kong Holdings Ltd.	93,000	1,367,680
Cheung Kong Infrastructure Holdings Ltd.	33,000	171,878
China Gas Holdings Ltd.	3,310,000	1,336,520
China Mengniu Dairy Co., Ltd.	836,000	2,818,996
China Mobile Ltd.	326,000	3,033,431
China Resources Power Holdings Co., Ltd.	1,780,200	3,479,223
CLP Holdings Ltd.	129,000	1,144,337
Esprit Holdings Ltd.	77,233	240,585
Galaxy Entertainment Group Ltd.*	85,000	184,236
GCL-Poly Energy Holdings Ltd.	3,455,000	1,801,470
Hang Lung Group Ltd.	62,000	395,962
Hang Lung Properties Ltd.	166,000	687,568
Hang Seng Bank Ltd.	51,800	828,446
Henderson Land Development Co., Ltd.	70,000	452,907

	Number of Shares	Value (Note 1)

Hong Kong & China Gas Co., Ltd.	319,880	$727,874
Hong Kong Exchanges and Clearing Ltd.	68,600	1,444,205
Hopewell Holdings Ltd.	37,000	117,681
Hutchison Whampoa Ltd.	142,000	1,539,562
Hysan Development Co., Ltd.	43,000	212,878
Kerry Properties Ltd.	45,000	217,772
Li & Fung Ltd.	376,000	756,221
Lifestyle International Holdings Ltd.	48,500	142,356
Link REIT (REIT)	157,000	536,022
MTR Corp.	96,000	341,425
New World Development Ltd.	155,000	235,448
Noble Group Ltd.	256,181	412,443
NWS Holdings Ltd.	75,000	100,497
Orient Overseas International Ltd.	317,500	2,056,514
PCCW Ltd.	268,000	115,759
Power Assets Holdings Ltd.	92,500	700,677
Shangri-La Asia Ltd.	86,166	212,212
Sino Land Co., Ltd.	174,000	281,328
SJM Holdings Ltd.	104,000	247,746
Sun Hung Kai Properties Ltd.	95,000	1,386,434
Swire Pacific Ltd., Class A	48,000	707,785
Wharf Holdings Ltd.	100,100	699,239
Wheelock & Co., Ltd.	55,000	222,528
Wing Hang Bank Ltd.	9,500	104,099
Yue Yuen Industrial Holdings Ltd.	50,000	159,489

		38,646,063

Hungary (0.1%)
Richter Gedeon Nyrt.	17,138	3,386,444

India (2.0%)
Asian Paints Ltd.	35,013	2,504,028
Dr. Reddy’s Laboratories Ltd.	87,825	3,011,985
Engineers India Ltd.	288,343	1,773,090
GAIL India Ltd.	188,287	1,859,634
Glenmark Pharmaceuticals Ltd.	388,848	2,762,024
HDFC Bank Ltd.	104,797	5,901,036
ICICI Bank Ltd.	188,301	4,615,432
IndusInd Bank Ltd.	428,896	2,620,088
Infosys Ltd.	117,503	7,660,118
ITC Ltd.	744,308	3,382,173
Jindal Steel & Power Ltd.	184,990	2,710,498
Larsen & Toubro Ltd.	80,298	3,286,427
Reliance Industries Ltd.	177,179	3,572,054
Tata Consultancy Services Ltd.	158,002	4,201,102

		49,859,689

Indonesia (1.2%)
PT Astra International Tbk	625,900	4,644,010
PT Bank Central Asia Tbk	4,324,500	3,859,230
PT Bank Mandiri Persero Tbk	4,642,000	3,913,065
PT Indofood Sukses Makmur Tbk	4,710,000	3,160,737
PT Indosat Tbk	4,934,500	2,939,165
PT Kalbe Farma Tbk	4,719,500	1,858,766
PT Lippo Karawaci Tbk	51,134,500	3,887,672
PT Telekomunikasi Indonesia Tbk	5,678,500	4,876,867

		29,139,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ireland (0.3%)
Covidien plc	34,496	$1,836,222
CRH plc	48,154	1,066,337
Elan Corp. plc*	30,943	354,584
Experian plc	65,854	838,707
Ingersoll-Rand plc	23,095	1,048,744
James Hardie Industries SE (CDI)*	32,060	202,888
Kerry Group plc, Class A	9,137	377,817
Shire plc	38,171	1,191,610
WPP plc	85,255	1,067,344
XL Group plc	21,576	474,240

		8,458,493

Israel (0.2%)
Bank Hapoalim B.M.*	72,164	360,559
Bank Leumi Le-Israel B.M.	74,404	351,549
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	298,219
Cellcom Israel Ltd.	4,183	116,451
Delek Group Ltd.	318	71,555
Elbit Systems Ltd.	2,042	97,138
Israel Chemicals Ltd.	29,760	475,030
Israel Corp., Ltd.	171	187,124
Israel Discount Bank Ltd., Class A*	49,932	98,558
Makhteshim-Agan Industries Ltd.*	14,770	82,592
Mizrahi Tefahot Bank Ltd.	9,369	99,637
NICE Systems Ltd.*	4,118	149,344
Partner Communications Co., Ltd.	4,716	70,756
Teva Pharmaceutical Industries Ltd.	62,500	3,013,150

		5,471,662

Italy (0.8%)
A2A S.p.A.	61,754	96,140
Assicurazioni Generali S.p.A.	77,580	1,636,041
Atlantia S.p.A.	21,149	450,242
Autogrill S.p.A.	8,219	107,962
Banca Carige S.p.A.	46,932	106,349
Banca Monte dei Paschi di Siena S.p.A.	290,895	220,433
Banco Popolare S.c.a.r.l.	122,423	281,909
Enel Green Power S.p.A.	117,434	323,916
Enel S.p.A.	435,967	2,847,647
ENI S.p.A.	160,338	3,801,051
Exor S.p.A.	3,985	124,476
Fiat Industrial S.p.A.*	52,105	673,601
Fiat S.p.A.	52,105	572,042
Finmeccanica S.p.A.	25,455	308,058
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	66,865	144,242
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	670,164	1,782,227
Luxottica Group S.p.A.	7,938	254,459
Mediaset S.p.A.	48,179	226,518
Mediobanca S.p.A.	36,667	371,437
Parmalat S.p.A.*	79,885	300,507
Pirelli & C. S.p.A.	14,796	159,878
Prysmian S.p.A.	14,799	297,676

	Number of Shares	Value (Note 1)

Saipem S.p.A.	17,946	$926,526
Snam Rete Gas S.p.A.	108,030	639,540
Telecom Italia S.p.A.	637,294	886,782
Telecom Italia S.p.A. (RNC)	407,240	473,946
Terna Rete Elettrica Nazionale S.p.A.	77,448	359,894
UniCredit S.p.A.	889,069	1,880,498
Unione di Banche Italiane S.c.p.A.	51,193	288,212

		20,542,209

Japan (6.1%)
ABC-Mart, Inc.	1,200	48,704
Advantest Corp.	9,500	174,684
Aeon Co., Ltd.	40,100	483,988
Aeon Credit Service Co., Ltd.	6,700	91,473
Aeon Mall Co., Ltd.	4,900	118,931
Air Water, Inc.	8,000	96,416
Aisin Seiki Co., Ltd.	12,900	499,517
Ajinomoto Co., Inc.	46,000	547,015
Alfresa Holdings Corp.	2,300	89,523
All Nippon Airways Co., Ltd.	58,000	189,615
Amada Co., Ltd.	25,000	192,321
Aozora Bank Ltd.	41,000	95,060
Asahi Breweries Ltd.	24,400	491,651
Asahi Glass Co., Ltd.	68,000	794,007
Asahi Kasei Corp.	87,000	587,459
Asics Corp.	9,000	134,402
Astellas Pharma, Inc.	29,800	1,152,283
Bank of Kyoto Ltd.	22,000	202,641
Bank of Yokohama Ltd.	85,000	425,057
Benesse Holdings, Inc.	5,000	215,176
Bridgestone Corp.	44,100	1,014,943
Brother Industries Ltd.	14,600	215,769
Canon, Inc.	75,700	3,609,893
Casio Computer Co., Ltd.	15,900	111,947
Central Japan Railway Co.	97	762,405
Chiba Bank Ltd.	54,000	338,550
Chiyoda Corp.	9,000	103,574
Chubu Electric Power Co., Inc.	46,800	915,910
Chugai Pharmaceutical Co., Ltd.	14,900	244,457
Chugoku Bank Ltd.	12,000	148,377
Chugoku Electric Power Co., Inc.	21,100	366,031
Citizen Holdings Co., Ltd.	22,800	136,346
Coca-Cola West Co., Ltd.	4,700	90,118
Cosmo Oil Co., Ltd.	36,000	102,305
Credit Saison Co., Ltd.	9,800	164,971
Dai Nippon Printing Co., Ltd.	39,000	439,609
Daicel Chemical Industries Ltd.	24,000	158,951
Daido Steel Co., Ltd.	14,000	93,717
Daihatsu Motor Co., Ltd.	12,000	204,501
Dai-ichi Life Insurance Co., Ltd.	604	845,703
Daiichi Sankyo Co., Ltd.	43,400	848,897
Daikin Industries Ltd.	14,700	520,968
Dainippon Sumitomo Pharma Co., Ltd.	11,000	104,618
Daito Trust Construction Co., Ltd.	4,800	407,653
Daiwa House Industry Co., Ltd.	32,000	402,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Daiwa Securities Group, Inc.	111,400	$490,772
DeNA Co., Ltd.	7,000	301,890
Denki Kagaku Kogyo KK	32,000	154,145
Denso Corp.	31,900	1,184,405
Dentsu, Inc.	11,586	342,398
East Japan Railway Co.	22,537	1,295,068
Eisai Co., Ltd.	16,100	628,813
Electric Power Development Co., Ltd.	7,700	207,975
Elpida Memory, Inc.*	12,000	141,272
FamilyMart Co., Ltd.	4,300	158,059
FANUC Corp.	12,800	2,134,421
Fast Retailing Co., Ltd.	3,600	582,901
Fuji Electric Holdings Co., Ltd.	34,000	106,287
Fuji Heavy Industries Ltd.	40,000	310,799
Fujifilm Holdings Corp.	30,600	953,793
Fujitsu Ltd.	121,000	691,562
Fukuoka Financial Group, Inc.	50,000	209,085
Furukawa Electric Co., Ltd.	48,000	200,341
Gree, Inc.*	5,900	129,296
GS Yuasa Corp.	21,000	140,301
Gunma Bank Ltd.	27,000	142,730
Hachijuni Bank Ltd.	30,000	168,644
Hakuhodo DY Holdings, Inc.	1,230	65,774
Hamamatsu Photonics KK	4,400	190,271
Hino Motors Ltd.	21,000	122,572
Hirose Electric Co., Ltd.	1,900	194,758
Hiroshima Bank Ltd.	32,000	139,639
Hisamitsu Pharmaceutical Co., Inc.	4,500	191,866
Hitachi Chemical Co., Ltd.	6,500	129,348
Hitachi Construction Machinery Co., Ltd.	8,300	185,606
Hitachi High-Technologies Corp.	4,500	98,836
Hitachi Ltd.	305,200	1,804,121
Hitachi Metals Ltd.	11,000	155,515
Hokkaido Electric Power Co., Inc.	12,100	201,589
Hokuhoku Financial Group, Inc.	89,000	176,697
Hokuriku Electric Power Co.	11,300	216,111
Honda Motor Co., Ltd.	108,300	4,174,271
Hoya Corp.	29,600	656,085
Ibiden Co., Ltd.	7,700	240,828
Idemitsu Kosan Co., Ltd.	1,500	160,214
IHI Corp.	93,000	240,777
INPEX Corp.	145	1,070,496
Isetan Mitsukoshi Holdings Ltd.	23,500	230,096
Isuzu Motors Ltd.	75,000	355,412
ITOCHU Corp.	99,000	1,029,816
ITOCHU Techno-Solutions Corp.	2,500	88,957
Iyo Bank Ltd.	14,000	128,951
J. Front Retailing Co., Ltd.	35,000	154,784
Japan Petroleum Exploration Co.	1,700	79,937
Japan Prime Realty Investment Corp. (REIT)	41	108,842
Japan Real Estate Investment Corp. (REIT)	32	314,343

	Number of Shares	Value (Note 1)

Japan Retail Fund Investment Corp. (REIT)	117	$180,605
Japan Steel Works Ltd.	20,000	137,610
Japan Tobacco, Inc.	309	1,192,502
JFE Holdings, Inc.	31,100	855,768
JGC Corp.	14,000	383,411
Joyo Bank Ltd.	43,000	180,905
JS Group Corp.	17,600	453,530
JSR Corp.	12,200	236,704
JTEKT Corp.	16,400	240,950
Jupiter Telecommunications Co., Ltd.	112	125,241
JX Holdings, Inc.	146,233	987,489
Kajima Corp.	60,000	172,191
Kamigumi Co., Ltd.	17,000	158,988
Kaneka Corp.	19,000	125,075
Kansai Electric Power Co., Inc.	50,300	1,003,947
Kansai Paint Co., Ltd.	18,000	164,204
Kao Corp.	34,900	917,200
Kawasaki Heavy Industries Ltd.	99,000	394,882
Kawasaki Kisen Kaisha Ltd.	50,000	174,911
KDDI Corp.	191	1,374,264
Keikyu Corp.	29,000	209,979
Keio Corp.	39,000	215,136
Keisei Electric Railway Co., Ltd.	17,000	100,663
Keyence Corp.	2,800	794,109
Kikkoman Corp.	11,000	115,781
Kinden Corp.	12,000	102,608
Kintetsu Corp.	103,000	330,574
Kirin Holdings Co., Ltd.	53,000	741,003
Kobe Steel Ltd.	171,000	389,056
Koito Manufacturing Co., Ltd.	6,000	104,962
Komatsu Ltd.	62,900	1,957,022
Konami Corp.	6,800	161,340
Konica Minolta Holdings, Inc.	30,000	250,312
Kubota Corp.	79,000	703,406
Kuraray Co., Ltd.	23,400	343,459
Kurita Water Industries Ltd.	7,400	220,946
Kyocera Corp.	10,200	1,037,630
Kyowa Hakko Kirin Co., Ltd.	17,000	162,157
Kyushu Electric Power Co., Inc.	25,900	467,023
Lawson, Inc.	4,500	236,341
Mabuchi Motor Co., Ltd.	1,700	85,897
Makita Corp.	7,800	362,388
Marubeni Corp.	111,000	737,726
Marui Group Co., Ltd.	14,100	106,892
Maruichi Steel Tube Ltd.	3,000	74,315
Mazda Motor Corp.*	102,300	269,818
McDonald’s Holdings Co. Japan Ltd.	4,610	117,364
Medipal Holdings Corp.	9,700	85,711
MEIJI Holdings Co., Ltd.	4,722	198,990
Minebea Co., Ltd.	24,000	127,913
Miraca Holdings, Inc.	3,700	150,110
Mitsubishi Chemical Holdings Corp.	93,000	659,721
Mitsubishi Corp.	89,800	2,249,934
Mitsubishi Electric Corp.	128,000	1,486,549
Mitsubishi Estate Co., Ltd.	84,000	1,474,606
Mitsubishi Gas Chemical Co., Inc.	26,000	190,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Heavy Industries Ltd.	199,000	$937,667
Mitsubishi Logistics Corp.	6,000	67,378
Mitsubishi Materials Corp.	74,000	233,203
Mitsubishi Motors Corp.*	267,000	326,793
Mitsubishi Tanabe Pharma Corp.	15,000	251,673
Mitsubishi UFJ Financial Group, Inc.	853,900	4,157,019
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	158,960
Mitsui & Co., Ltd.	116,300	2,011,187
Mitsui Chemicals, Inc.	46,000	168,040
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	109,436
Mitsui Fudosan Co., Ltd.	55,000	948,227
Mitsui O.S.K. Lines Ltd.	74,000	398,222
Mizuho Financial Group, Inc.	1,373,564	2,264,476
Mizuho Securities Co., Ltd.*	33,000	79,521
Mizuho Trust & Banking Co., Ltd.	86,000	76,279
MS&AD Insurance Group Holdings, Inc.	38,207	896,178
Murata Manufacturing Co., Ltd.	13,100	875,096
Nabtesco Corp.	6,300	152,747
Namco Bandai Holdings, Inc.	12,600	151,678
NEC Corp.*	181,000	414,421
NGK Insulators Ltd.	18,000	335,594
NGK Spark Plug Co., Ltd.	12,000	165,714
NHK Spring Co., Ltd.	9,000	92,108
Nidec Corp.	7,100	662,755
Nikon Corp.	22,400	528,514
Nintendo Co., Ltd.	6,600	1,242,917
Nippon Building Fund, Inc. (REIT)	39	380,646
Nippon Electric Glass Co., Ltd.	27,000	345,879
Nippon Express Co., Ltd.	55,000	223,016
Nippon Meat Packers, Inc.	12,000	172,060
Nippon Paper Group, Inc.	6,592	146,633
Nippon Sheet Glass Co., Ltd.	66,000	204,907
Nippon Steel Corp.	341,000	1,106,623
Nippon Telegraph & Telephone Corp.	32,059	1,558,883
Nippon Yusen KK	105,000	390,935
Nishi-Nippon City Bank Ltd.	42,000	124,350
Nissan Motor Co., Ltd.	167,300	1,756,193
Nisshin Seifun Group, Inc.	12,500	156,178
Nisshin Steel Co., Ltd.	41,000	78,348
Nissin Foods Holdings Co., Ltd.	4,400	160,130
Nitori Holdings Co., Ltd.	2,500	237,563
Nitto Denko Corp.	11,300	573,993
NKSJ Holdings, Inc.	103,125	680,403
NOK Corp.	7,800	133,472
Nomura Holdings, Inc.	237,900	1,177,038
Nomura Real Estate Holdings, Inc.	6,700	111,855
Nomura Real Estate Office Fund, Inc. (REIT)	17	112,932
Nomura Research Institute Ltd.	6,100	133,516
NSK Ltd.	30,000	299,189
NTN Corp.	31,000	176,404
NTT Data Corp.	85	282,473

	Number of Shares	Value (Note 1)

NTT DoCoMo, Inc.	1,019	$1,817,838
NTT Urban Development Corp.	67	57,604
Obayashi Corp.	42,000	183,154
Odakyu Electric Railway Co., Ltd.	42,000	333,577
OJI Paper Co., Ltd.	56,000	268,404
Olympus Corp.	14,300	481,974
Omron Corp.	13,500	375,233
Ono Pharmaceutical Co., Ltd.	5,600	298,938
Oracle Corp. Japan	2,200	95,867
Oriental Land Co., Ltd.	3,400	288,212
ORIX Corp.	6,870	668,313
Osaka Gas Co., Ltd.	134,000	508,980
Otsuka Corp.	1,600	99,722
Otsuka Holdings Co., Ltd.	16,800	445,361
Panasonic Corp.	148,100	1,809,726
Rakuten, Inc.	469	486,080
Resona Holdings, Inc.	123,405	581,142
Ricoh Co., Ltd.	44,000	488,157
Rinnai Corp.	2,400	173,603
Rohm Co., Ltd.	6,500	372,428
Sankyo Co., Ltd.	3,100	160,216
Santen Pharmaceutical Co., Ltd.	4,800	195,123
SBI Holdings, Inc.	1,475	136,868
Secom Co., Ltd.	14,600	701,156
Sega Sammy Holdings, Inc.	13,400	259,538
Seiko Epson Corp.	8,600	149,027
Sekisui Chemical Co., Ltd.	29,000	247,554
Sekisui House Ltd.	36,000	334,775
Seven & I Holdings Co., Ltd.	50,900	1,369,306
Seven Bank Ltd.	45	90,012
Sharp Corp.	65,000	592,829
Shikoku Electric Power Co., Inc.	11,900	270,305
Shimadzu Corp.	17,000	155,819
Shimamura Co., Ltd.	1,200	114,752
Shimano, Inc.	5,000	274,937
Shimizu Corp.	39,000	162,265
Shin-Etsu Chemical Co., Ltd.	27,600	1,480,443
Shinsei Bank Ltd.	120,000	119,345
Shionogi & Co., Ltd.	20,600	337,470
Shiseido Co., Ltd.	25,000	467,542
Shizuoka Bank Ltd.	40,000	367,790
Showa Denko KK	90,000	186,839
Showa Shell Sekiyu KK	11,600	107,648
SMC Corp.	3,700	666,619
Softbank Corp.	58,000	2,196,736
Sojitz Corp.	77,000	144,453
Sony Corp.	67,300	1,781,403
Sony Financial Holdings, Inc.	11,400	206,133
Square Enix Holdings Co., Ltd.	3,500	63,122
Stanley Electric Co., Ltd.	8,700	152,219
Sumco Corp.*	9,100	153,691
Sumitomo Chemical Co., Ltd.	100,000	499,455
Sumitomo Corp.	75,800	1,033,159
Sumitomo Electric Industries Ltd.	50,900	742,790
Sumitomo Heavy Industries Ltd.	34,000	236,913
Sumitomo Metal Industries Ltd.	224,000	503,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Metal Mining Co., Ltd.	34,000	$558,143
Sumitomo Mitsui Financial Group, Inc.	89,607	2,757,740
Sumitomo Mitsui Trust Holdings, Inc.	203,020	708,261
Sumitomo Realty & Development Co., Ltd.	24,000	536,570
Sumitomo Rubber Industries Ltd.	10,600	128,343
Suruga Bank Ltd.	13,000	112,977
Suzuken Co., Ltd.	4,800	110,926
Suzuki Motor Corp.	21,900	493,524
Sysmex Corp.	5,600	210,639
T&D Holdings, Inc.	19,750	469,177
Taisei Corp.	67,000	153,584
Taisho Pharmaceutical Co., Ltd.	8,000	180,360
Taiyo Nippon Sanso Corp.	18,000	143,614
Takashimaya Co., Ltd.	16,000	110,354
Takeda Pharmaceutical Co., Ltd.	52,800	2,442,050
TDK Corp.	8,600	473,603
Teijin Ltd.	68,000	300,059
Terumo Corp.	10,800	583,614
THK Co., Ltd.	8,300	211,280
Tobu Railway Co., Ltd.	68,000	286,503
Toho Co., Ltd.	7,000	116,468
Toho Gas Co., Ltd.	32,000	173,330
Tohoku Electric Power Co., Inc.	28,700	414,084
Tokio Marine Holdings, Inc.	47,900	1,345,712
Tokyo Electric Power Co., Inc.	96,100	394,733
Tokyo Electron Ltd.	11,100	605,544
Tokyo Gas Co., Ltd.	175,000	791,640
Tokyu Corp.	77,000	320,487
Tokyu Land Corp.	31,000	131,557
TonenGeneral Sekiyu KK	19,000	233,622
Toppan Printing Co., Ltd.	37,000	286,924
Toray Industries, Inc.	97,000	717,872
Toshiba Corp.	267,000	1,413,085
Tosoh Corp.	30,000	120,580
TOTO Ltd.	22,000	171,076
Toyo Seikan Kaisha Ltd.	10,100	169,694
Toyo Suisan Kaisha Ltd.	6,000	141,813
Toyoda Gosei Co., Ltd.	3,500	79,366
Toyota Boshoku Corp.	3,400	56,338
Toyota Industries Corp.	11,600	382,122
Toyota Motor Corp.	184,100	7,751,126
Toyota Tsusho Corp.	14,400	246,794
Trend Micro, Inc.	6,700	208,012
Tsumura & Co.	4,300	137,584
Ube Industries Ltd.	74,000	222,885
Unicharm Corp.	7,100	310,278
Ushio, Inc.	6,900	136,466
USS Co., Ltd.	1,250	96,962
West Japan Railway Co.	10,500	411,059
Yahoo! Japan Corp.	978	336,683
Yakult Honsha Co., Ltd.	6,300	182,401
Yamada Denki Co., Ltd.	5,450	444,598
Yamaguchi Financial Group, Inc.	11,000	102,720
Yamaha Corp.	10,100	114,852

	Number of Shares	Value (Note 1)

Yamaha Motor Co., Ltd.*	18,300	$336,111
Yamato Holdings Co., Ltd.	27,700	435,080
Yamato Kogyo Co., Ltd.	2,200	68,417
Yamazaki Baking Co., Ltd.	7,000	93,808
Yaskawa Electric Corp.	16,000	179,472
Yokogawa Electric Corp.*	15,500	132,918

		154,958,482

Lebanon (0.1%)
Banque Audi sal-Audi Saradar Group (Registered) (GDR)	213,297	1,557,097
BLOM Bank SAL (Registered) (GDR)	183,583	1,578,814

		3,135,911

Luxembourg (0.2%)
ArcelorMittal S.A.	56,797	1,976,380
Millicom International Cellular S.A. (SDR)	5,284	551,304
SES S.A. (FDR)	20,273	568,723
Tenaris S.A.	32,622	744,835

		3,841,242

Macau (0.0%)
Sands China Ltd.*	152,787	416,295
Wynn Macau Ltd.	109,200	359,774

		776,069

Malaysia (0.6%)
AirAsia Bhd	2,040,400	2,380,545
Axiata Group Bhd	4,072,200	6,760,811
CIMB Group Holdings Bhd	1,249,100	3,699,469
Sime Darby Bhd	980,900	2,999,444

		15,840,269

Mauritius (0.0%)
Essar Energy plc*	21,520	141,306

Mexico (1.0%)
America Movil S.A.B. de C.V. (Frankfurt Exchange) (ADR)	178,049	9,593,280
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	52,600	2,834,088
Desarrolladora Homex S.A.B. de C.V. (ADR)*	54,320	1,370,494
Empresas ICA S.A.B. de C.V.*	560,800	1,295,130
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	89,900	5,977,451
Fresnillo plc	12,043	271,442
Grupo Financiero Banorte S.A.B. de C.V., Class O	709,624	3,221,900
Wal-Mart de Mexico S.A.B. de C.V.	679,300	2,016,114

		26,579,899

Netherlands (1.4%)
Aegon N.V.*	115,538	787,414
Akzo Nobel N.V.	15,277	963,715
ASML Holding N.V.	28,406	1,046,549
Corio N.V. (REIT)	3,846	254,765
Delta Lloyd N.V.	7,584	180,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

European Aeronautic Defence and Space Co. N.V.	27,576	$923,008
Fugro N.V. (CVA)	4,525	326,278
Heineken Holding N.V.	7,786	398,434
Heineken N.V.	16,856	1,013,837
ING Groep N.V. (CVA)*	256,670	3,166,102
Koninklijke (Royal) KPN N.V.	105,845	1,538,571
Koninklijke Ahold N.V.	80,250	1,078,362
Koninklijke Boskalis Westminster N.V.	4,743	224,262
Koninklijke DSM N.V.	10,424	676,544
Koninklijke Philips Electronics N.V.	65,700	1,686,143
Koninklijke Vopak N.V.	4,736	232,080
PostNL N.V.	22,429	190,311
QIAGEN N.V.*	15,538	297,871
Randstad Holding N.V.	8,414	388,862
Reed Elsevier N.V.	44,776	601,321
Royal Dutch Shell plc, Class A	238,238	8,488,956
Royal Dutch Shell plc, Class B	179,716	6,415,190
SBM Offshore N.V.	12,000	317,431
TNT Express N.V.*	24,589	255,024
Unilever N.V. (CVA)	108,993	3,570,617
Wolters Kluwer N.V.	19,781	438,335

		35,460,093

New Zealand (0.0%)
Auckland International Airport Ltd.	72,138	133,251
Contact Energy Ltd.*	28,429	126,334
Fletcher Building Ltd.	48,640	347,959
Sky City Entertainment Group Ltd.	40,683	122,243
Telecom Corp. of New Zealand Ltd.	131,105	265,981

		995,768

Norway (0.2%)
Aker Solutions ASA	11,032	220,855
DnB NOR ASA	64,877	904,331
Gjensidige Forsikring ASA	13,685	168,647
Norsk Hydro ASA	62,749	480,476
Orkla ASA	51,508	489,459
Renewable Energy Corp. ASA*	37,110	63,760
Statoil ASA	75,125	1,902,214
Telenor ASA	49,554	811,527
Yara International ASA	12,650	714,983

		5,756,252

Peru (0.3%)
Cia de Minas Buenaventura S.A. (ADR)	88,640	3,366,547
Credicorp Ltd.	36,570	3,148,677

		6,515,224

Philippines (0.7%)
Ayala Corp.	405,756	2,992,041
Metro Pacific Investments Corp.	33,233,000	2,753,606
Metropolitan Bank & Trust	2,537,251	4,107,065

	Number of Shares	Value (Note 1)

Philippine Long Distance Telephone Co.	69,410	$3,757,832
SM Investments Corp.	255,400	3,160,869

		16,771,413

Poland (0.2%)
Telekomunikacja Polska S.A.	984,378	5,979,399

Portugal (0.4%)
Banco Comercial Portugues S.A. (Registered)*	205,666	122,235
Banco Espirito Santo S.A. (Registered)	39,004	145,300
Cimpor Cimentos de Portugal SGPS S.A.	15,910	121,571
EDP - Energias de Portugal S.A.	130,061	461,745
Galp Energia SGPS S.A., Class B	15,375	366,783
Jeronimo Martins SGPS S.A.	377,884	7,259,264
Portugal Telecom SGPS S.A. (Registered)	45,241	448,011

		8,924,909

Russia (0.8%)
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	31,154	1,981,555
LUKOIL OAO (OTC Exchange) (ADR)	144,168	9,190,710
Protek*	1,111,456	1,600,497
Rosneft Oil Co. (Registered) (Euro Comp Exchange) (GDR)*	599,489	4,676,014
Rosneft Oil Co. (Registered) (London Exchange) (GDR)	176,611	1,487,200
Tatneft (ADR)	23,749	1,022,779

		19,958,755

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	114,000	189,458
CapitaLand Ltd.	169,000	401,917
CapitaMall Trust (REIT)	137,000	208,950
CapitaMalls Asia Ltd.	85,564	102,857
City Developments Ltd.	31,000	263,541
ComfortDelGro Corp., Ltd.	131,000	155,719
Cosco Corp., (Singapore) Ltd.	77,000	122,893
DBS Group Holdings Ltd.	115,000	1,376,506
Fraser and Neave Ltd.	56,000	264,374
Genting Singapore plc*	406,457	641,385
Global Logistic Properties Ltd.*	138,000	231,803
Golden Agri-Resources Ltd.	410,225	227,979
Hutchison Port Holdings Trust, Class U*	350,000	296,245
Jardine Cycle & Carriage Ltd.	7,000	246,027
Keppel Corp., Ltd.	94,600	855,967
Keppel Land Ltd.	48,000	142,078
Neptune Orient Lines Ltd.	72,750	91,019
Olam International Ltd.	78,000	173,455
Oversea-Chinese Banking Corp., Ltd.	166,000	1,266,743
SembCorp Industries Ltd.	67,000	273,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SembCorp Marine Ltd.	57,000	$246,961
Singapore Airlines Ltd.	36,000	416,165
Singapore Exchange Ltd.	55,000	337,640
Singapore Press Holdings Ltd.	99,000	314,665
Singapore Technologies Engineering Ltd.	105,000	258,224
Singapore Telecommunications Ltd.	536,000	1,380,381
StarHub Ltd.	36,288	82,452
United Overseas Bank Ltd.	84,000	1,349,581
UOL Group Ltd.	31,000	126,016
Wilmar International Ltd.	130,000	574,767

		12,618,970

South Africa (1.1%)
AVI Ltd.	886,282	4,090,102
Clicks Group Ltd.	570,100	3,567,726
MTN Group Ltd.	381,798	8,135,036
Naspers Ltd., Class N	152,844	8,650,146
Pick n Pay Stores Ltd.	696,057	4,269,691

		28,712,701

South Korea (3.3%)
Amorepacific Corp.	811	906,862
Cheil Industries, Inc.	19,229	2,308,548
Cheil Worldwide, Inc.	120,718	1,797,165
E-Mart Co., Ltd.*	244	55,869
GS Engineering & Construction Corp.	20,010	2,451,567
Hynix Semiconductor, Inc.	122,450	2,891,964
Hyundai Engineering & Construction Co., Ltd.	33,386	2,709,106
Hyundai Heavy Industries Co., Ltd.	6,820	2,848,598
Hyundai Mobis	14,702	5,517,195
Hyundai Motor Co.	43,976	9,820,304
Hyundai Steel Co.	19,165	2,337,605
KB Financial Group, Inc.	38,228	1,818,267
Korea Aerospace Industries Ltd.*	92,030	1,909,300
Korea Electric Power Corp.*	56,570	1,503,972
Korean Air Lines Co., Ltd.	43,432	2,841,917
LG Chem Ltd.	13,113	6,026,799
LG Household & Health Care Ltd.	1,011	435,139
NCSoft Corp.	11,058	3,023,497
NHN Corp.*	11,041	1,958,603
OCI Co., Ltd.	3,519	1,333,799
OCI Co., Ltd. (GDR)*† (m)	32,130	1,217,817
Samsung Electronics Co., Ltd.	17,279	13,429,916
Samsung Electronics Co., Ltd. (Preference)	4,197	2,206,921
Samsung Fire & Marine Insurance Co., Ltd.	16,583	3,858,595
Shinhan Financial Group Co., Ltd.	129,874	6,203,506
SSCP Co., Ltd.	71,190	315,096
Woongjin Coway Co., Ltd.	81,058	2,891,171

		84,619,098

	Number of Shares	Value (Note 1)

Spain (1.1%)
Abertis Infraestructuras S.A.	24,863	$555,460
Acciona S.A.	1,464	155,392
Acerinox S.A.	6,517	118,793
ACS Actividades de Construccion y Servicios S.A.	9,449	445,625
Amadeus IT Holding S.A., Class A*	16,642	346,195
Banco Bilbao Vizcaya Argentaria S.A.	284,523	3,334,808
Banco de Sabadell S.A.	70,039	289,479
Banco Popular Espanol S.A.	65,296	367,512
Banco Santander S.A.	564,176	6,509,720
Bankinter S.A.	11,443	77,668
Criteria Caixacorp S.A.	57,135	398,556
EDP Renovaveis S.A.*	11,889	78,433
Enagas S.A.	12,072	292,733
Ferrovial S.A.	24,121	304,578
Fomento de Construcciones y Contratas S.A.	2,498	76,166
Gas Natural SDG S.A.	21,470	450,135
Grifols S.A.	10,731	215,325
Iberdrola Renovables S.A.	62,441	275,821
Iberdrola S.A.*	253,809	2,258,904
Inditex S.A.	14,410	1,315,876
Indra Sistemas S.A.	6,558	135,631
Mapfre S.A.	47,118	174,763
Mediaset Espana Comunicacion S.A.	10,047	87,292
Red Electrica Corporacion S.A.	6,880	415,740
Repsol YPF S.A.	53,136	1,844,819
Telefonica S.A.	273,287	6,682,948
Zardoya Otis S.A.*†	522	7,688
Zardoya Otis S.A. (Spanish Stock Exchange)	10,459	154,031

		27,370,091

Sweden (0.9%)
Alfa Laval AB	22,876	492,981
Assa Abloy AB, Class B	21,485	577,452
Atlas Copco AB, Class A	45,380	1,194,641
Atlas Copco AB, Class B	26,389	621,264
Boliden AB	18,620	344,198
Electrolux AB, Class B	16,788	400,594
Getinge AB, Class B	13,365	358,720
Hennes & Mauritz AB, Class B	67,975	2,342,687
Hexagon AB, Class B	16,887	415,891
Holmen AB, Class B	4,318	134,623
Husqvarna AB, Class B	27,976	185,129
Industrivarden AB, Class C	7,710	127,586
Investor AB, Class B	29,552	677,135
Kinnevik Investment AB, Class B	12,656	281,024
Modern Times Group AB, Class B	2,747	181,505
Nordea Bank AB	176,330	1,894,778
Ratos AB, Class B	11,418	219,181
Sandvik AB	66,254	1,161,713
Scania AB, Class B	21,665	502,508
Securitas AB, Class B	21,200	224,368
Skandinaviska Enskilda Banken AB, Class A	90,976	743,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Skanska AB, Class B	27,529	$492,701
SKF AB, Class B	26,519	767,296
SSAB AB, Class A	10,174	152,092
Svenska Cellulosa AB, Class B	37,846	532,903
Svenska Handelsbanken AB, Class A	32,018	987,637
Swedbank AB, Class A	54,295	911,929
Swedish Match AB	13,971	468,498
Tele2 AB, Class B	21,456	424,041
Telefonaktiebolaget LM Ericsson, Class B	202,094	2,906,625
TeliaSonera AB	144,020	1,056,529
Volvo AB, Class B	92,361	1,613,641

		23,395,528

Switzerland (2.8%)
ABB Ltd. (Registered)*	147,000	3,811,905
ACE Ltd.	23,478	1,545,322
Actelion Ltd. (Registered)*	7,435	366,102
Adecco S.A. (Registered)*	8,920	571,893
Aryzta AG	5,931	317,813
Baloise Holding AG (Registered)	3,053	314,770
Cie Financiere Richemont S.A., Class A	35,123	2,299,955
Credit Suisse Group AG (Registered)*	75,741	2,943,923
GAM Holding AG*	15,146	248,525
Geberit AG (Registered)*	2,601	616,284
Givaudan S.A. (Registered)*	581	614,693
Glencore International plc*	55,957	440,958
Holcim Ltd. (Registered)*	16,227	1,224,643
Julius Baer Group Ltd.*	13,803	569,739
Kuehne + Nagel International AG (Registered)	3,604	547,003
Lindt & Spruengli AG	57	177,631
Lindt & Spruengli AG (Registered)	7	255,043
Lonza Group AG (Registered)*	3,207	250,994
Nestle S.A. (Registered)	231,394	14,380,964
Noble Corp.	17,502	689,754
Novartis AG (Registered)	155,965	9,554,021
Pargesa Holding S.A.	1,892	175,254
Roche Holding AG	46,906	7,847,329
Schindler Holding AG	3,285	399,336
Schindler Holding AG (Registered)	1,478	179,490
SGS S.A. (Registered)	366	694,820
Sika AG	136	327,691
Sonova Holding AG (Registered)*	3,569	334,076
STMicroelectronics N.V.	43,194	430,485
Straumann Holding AG (Registered)	491	118,508
Sulzer AG (Registered)	1,625	264,417
Swatch Group AG	2,081	1,049,937
Swatch Group AG (Registered)	2,966	266,365
Swiss Life Holding AG (Registered)*	2,140	350,860
Swiss Reinsurance Co., Ltd.*	23,423	1,315,254
Swisscom AG (Registered)	1,493	684,225

	Number of Shares	Value (Note 1)

Syngenta AG (Registered)*	6,344	$2,141,610
Transocean Ltd.	21,445	1,398,314
Tyco International Ltd.	32,651	1,613,939
UBS AG (Registered)*	241,903	4,411,127
Wolseley plc	19,314	629,921
Xstrata plc	137,865	3,040,444
Zurich Financial Services AG*	9,796	2,475,905

		71,891,242

Taiwan (1.4%)
Advanced Semiconductor Engineering, Inc.	1,497,000	1,661,835
Asustek Computer, Inc.*	317,100	3,157,867
Chimei Innolux Corp.*	1,355,000	970,821
China Steel Corp.	1,731,830	2,090,234
Epistar Corp.	366,000	1,090,407
Formosa Plastics Corp.	792,000	2,870,426
Fubon Financial Holding Co., Ltd.	1,931,085	2,978,181
Hon Hai Precision Industry Co., Ltd.	1,497,576	5,165,751
HTC Corp.	136,631	4,667,377
Nan Ya Plastics Corp.	259,000	694,405
Taiwan Cement Corp.	104,000	155,834
Taiwan Semiconductor Manufacturing Co., Ltd.	2,392,133	6,054,670
TPK Holding Co., Ltd.*	47,000	1,441,940
Uni-President Enterprises Corp.	2,430,600	3,537,966

		36,537,714

Thailand (0.5%)
Kasikornbank PCL	90,500	369,803
Kasikornbank PCL (NVDR)	845,000	3,398,839
Land and Houses PCL (NVDR) (NVDR)	7,866,600	1,477,920
PTT PCL	31,200	340,179
PTT PCL (NVDR)	188,200	2,058,449
Siam Cement PCL	277,000	3,191,304
Thai Airways International PCL	1,346,400	1,270,809
Total Access Communication PCL	3,200	5,702
Total Access Communication PCL (NVDR)	512,100	915,265

		13,028,270

Turkey (0.5%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	352,059	4,761,379
Coca-Cola Icecek A/S	154,272	2,275,869
Turk Telekomunikasyon A/S	896,774	4,739,991

		11,777,239

United Kingdom (5.9%)
3i Group plc	66,027	297,847
Admiral Group plc	14,459	385,216
Aggreko plc	18,222	564,178
AMEC plc	22,573	394,478
Anglo American plc	88,397	4,380,751
Antofagasta plc	26,824	600,197
ARM Holdings plc	90,118	852,297
Associated British Foods plc	24,063	418,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

AstraZeneca plc	92,843	$4,635,807
Autonomy Corp. plc*	16,309	446,834
Aviva plc	188,189	1,325,059
Babcock International Group plc	24,366	278,411
BAE Systems plc	229,504	1,173,236
Balfour Beatty plc	49,527	245,236
Barclays plc	773,487	3,183,833
BG Group plc	226,593	5,142,650
BHP Billiton plc	145,652	5,708,895
BP plc	1,255,169	9,248,077
British American Tobacco plc	133,049	5,831,981
British Land Co. plc (REIT)	53,373	521,350
British Sky Broadcasting Group plc	76,750	1,042,391
BT Group plc, Class A	511,777	1,660,024
Bunzl plc	22,311	279,315
Burberry Group plc	29,503	685,945
Cairn Energy plc*	91,879	611,708
Capita Group plc	42,386	486,756
Capital Shopping Centres Group plc (REIT)	41,250	264,498
Carnival plc	12,403	480,723
Centrica plc	339,438	1,761,365
Cobham plc	77,862	264,234
Compass Group plc	126,139	1,216,771
Diageo plc	167,457	3,421,501
Eurasian Natural Resources Corp.	16,968	212,845
G4S plc	87,706	393,873
GlaxoSmithKline plc	346,275	7,413,974
Hammerson plc (REIT)	47,795	369,150
Home Retail Group plc	59,693	156,710
HSBC Holdings plc	1,184,088	11,746,774
ICAP plc	35,028	265,812
Imperial Tobacco Group plc	67,719	2,251,543
Inmarsat plc	29,611	264,326
Intercontinental Hotels Group plc	20,251	414,423
International Consolidated Airlines Group S.A.*	63,077	255,783
International Power plc	103,564	534,738
Intertek Group plc	10,772	341,116
Invensys plc	54,867	283,496
Investec plc	34,104	276,156
ITV plc*	253,129	290,254
J Sainsbury plc	79,000	417,668
Johnson Matthey plc	14,603	460,802
Kazakhmys plc	14,558	322,878
Kingfisher plc	160,673	689,075
Land Securities Group plc (REIT)	51,426	703,170
Legal & General Group plc	398,734	756,474
Lloyds Banking Group plc*	2,735,599	2,149,536
London Stock Exchange Group plc	9,901	168,507
Lonmin plc	10,347	241,312
Man Group plc	129,264	491,167
Marks & Spencer Group plc	107,420	623,096
National Grid plc	234,218	2,304,869
Next plc	11,909	444,757
Old Mutual plc	358,376	767,342

	Number of Shares	Value (Note 1)

Pearson plc	55,172	$1,045,097
Petrofac Ltd.	16,165	392,816
Prudential plc	167,988	1,941,358
Randgold Resources Ltd.	6,129	515,337
Reckitt Benckiser Group plc	40,957	2,261,370
Reed Elsevier plc	82,492	750,214
Resolution Ltd.	93,803	442,635
Rexam plc	59,650	366,418
Rio Tinto plc	96,390	6,960,255
Rolls-Royce Holdings plc*	126,126	1,305,726
Rolls-Royce Holdings plc, Class C*† (b)	12,108,096	19,433
Royal Bank of Scotland Group plc*	1,149,810	712,742
RSA Insurance Group plc	232,102	502,113
SABMiller plc (Johannesburg Exchange)	216,898	7,856,042
SABMiller plc (Quote MTF Exchange)	63,252	2,306,063
Sage Group plc	89,347	414,295
Schroders plc	7,922	196,700
Scottish & Southern Energy plc	62,797	1,404,587
Segro plc (REIT)	53,370	267,364
Serco Group plc	33,377	295,802
Severn Trent plc	16,096	380,036
Smith & Nephew plc	60,237	642,649
Smiths Group plc	26,526	511,326
Standard Chartered plc	156,679	4,117,151
Standard Life plc	152,112	513,930
Subsea 7 S.A.*	18,879	482,929
Tesco plc	540,080	3,488,096
TUI Travel plc	36,884	132,947
Tullow Oil plc	60,182	1,197,792
Unilever plc	85,573	2,761,506
United Utilities Group plc	46,387	445,685
Vedanta Resources plc	7,791	262,078
Vodafone Group plc	3,457,209	9,187,984
Weir Group plc	14,046	479,527
Whitbread plc	11,912	308,773
WM Morrison Supermarkets plc	152,184	727,157

		149,417,395

United States (33.3%)
3M Co.	49,492	4,694,316
Abbott Laboratories, Inc.	108,157	5,691,221
Abercrombie & Fitch Co., Class A	6,053	405,067
Adobe Systems, Inc.*	35,112	1,104,272
Advanced Micro Devices, Inc.*	39,932	279,125
AES Corp.*	45,921	585,034
Aetna, Inc.	26,444	1,165,916
Aflac, Inc.	32,621	1,522,748
Agilent Technologies, Inc.*	24,240	1,238,906
Air Products & Chemicals, Inc.	14,767	1,411,430
Airgas, Inc.	4,891	342,566
AK Steel Holding Corp.	7,649	120,548
Akamai Technologies, Inc.*	12,984	408,606
Alcoa, Inc.	73,724	1,169,263
Allegheny Technologies, Inc.	7,384	468,662
Allergan, Inc.	21,206	1,765,400
Allstate Corp.	36,424	1,112,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Alpha Natural Resources, Inc.*	15,704	$713,590
Altera Corp.	22,431	1,039,677
Altria Group, Inc.	145,671	3,847,171
Amazon.com, Inc.*	24,851	5,081,781
AMC Networks, Inc., Class A*	1	22
Ameren Corp.	16,636	479,782
American Electric Power Co., Inc.	33,624	1,266,952
American Express Co.	72,786	3,763,036
American International Group, Inc.*	30,258	887,165
American Tower Corp., Class A*	27,609	1,444,779
Ameriprise Financial, Inc.	16,895	974,504
AmerisourceBergen Corp.	19,115	791,361
Amgen, Inc.*	64,689	3,774,603
Amphenol Corp., Class A	12,205	658,948
Anadarko Petroleum Corp.	34,621	2,657,508
Analog Devices, Inc.	20,717	810,863
Aon Corp.	23,108	1,185,440
Apache Corp.	26,683	3,292,415
Apartment Investment & Management Co. (REIT), Class A	8,195	209,218
Apollo Group, Inc., Class A*	8,513	371,848
Apple, Inc.*	64,351	21,600,700
Applied Materials, Inc.	91,534	1,190,857
Archer-Daniels-Midland Co.	47,624	1,435,864
Assurant, Inc.	6,716	243,589
AT&T, Inc.	412,093	12,943,841
Autodesk, Inc.*	16,155	623,583
Automatic Data Processing, Inc.	34,772	1,831,789
AutoNation, Inc.*	4,414	161,597
AutoZone, Inc.*	1,766	520,705
AvalonBay Communities, Inc. (REIT)	6,076	780,158
Avery Dennison Corp.	7,489	289,300
Avon Products, Inc.	29,816	834,848
Baker Hughes, Inc.	30,271	2,196,464
Ball Corp.	11,738	451,443
Bank of America Corp.	705,117	7,728,082
Bank of New York Mellon Corp.	86,429	2,214,311
Baxter International, Inc.	39,725	2,371,185
BB&T Corp.	48,569	1,303,592
Becton, Dickinson and Co.	15,222	1,311,680
Bed Bath & Beyond, Inc.*	17,373	1,014,062
Bemis Co., Inc.	7,505	253,519
Berkshire Hathaway, Inc., Class B*	120,473	9,323,405
Best Buy Co., Inc.	22,364	702,453
Big Lots, Inc.*	5,238	173,640
Biogen Idec, Inc.*	16,860	1,802,671
BlackRock, Inc.	6,689	1,283,017
BMC Software, Inc.*	12,392	677,842
Boeing Co.	51,374	3,798,080
Boston Properties, Inc. (REIT)	10,131	1,075,507
Boston Scientific Corp.*	105,684	730,276
Bristol-Myers Squibb Co.	118,713	3,437,928
Broadcom Corp., Class A*	33,308	1,120,481
Brown-Forman Corp., Class B	7,196	537,469

	Number of Shares	Value (Note 1)

C.H. Robinson Worldwide, Inc.	11,367	$896,174
C.R. Bard, Inc.	5,993	658,391
CA, Inc.	26,539	606,151
Cablevision Systems Corp. - New York Group, Class A	16,134	584,212
Cabot Oil & Gas Corp.	7,234	479,687
Cameron International Corp.*	16,980	853,924
Campbell Soup Co.	12,663	437,507
Capital One Financial Corp.	31,948	1,650,753
Cardinal Health, Inc.	24,348	1,105,886
CareFusion Corp.*	15,465	420,184
CarMax, Inc.*	15,648	517,479
Carnival Corp.	29,940	1,126,642
Caterpillar, Inc.	44,845	4,774,199
CB Richard Ellis Group, Inc., Class A*	20,204	507,322
CBS Corp., Class B	46,648	1,329,002
Celgene Corp.*	32,252	1,945,441
CenterPoint Energy, Inc.	29,548	571,754
Central European Distribution Corp. (Euro Comp Exchange)*	112,558	1,260,650
Central European Distribution Corp. (NASDAQ Exchange)*	9,755	109,256
CenturyLink, Inc.	41,789	1,689,529
Cephalon, Inc.*	5,380	429,862
Cerner Corp.*	10,000	611,100
CF Industries Holdings, Inc.	4,946	700,700
Charles Schwab Corp.	69,917	1,150,135
Chesapeake Energy Corp.	45,623	1,354,547
Chevron Corp.	139,888	14,386,082
Chipotle Mexican Grill, Inc.*	2,156	664,458
Chubb Corp.	20,321	1,272,298
CIGNA Corp.	18,741	963,850
Cincinnati Financial Corp.	11,308	329,967
Cintas Corp.	8,769	289,640
Cisco Systems, Inc.	382,841	5,976,148
Citigroup, Inc.	203,238	8,462,830
Citrix Systems, Inc.*	13,016	1,041,280
Cliffs Natural Resources, Inc.	10,065	930,509
Clorox Co.	9,308	627,732
CME Group, Inc.	4,649	1,355,602
CMS Energy Corp.	17,492	344,417
Coach, Inc.	20,519	1,311,780
Coca-Cola Co.	159,322	10,720,777
Coca-Cola Enterprises, Inc.	22,551	658,038
Cognizant Technology Solutions Corp., Class A*	21,205	1,555,175
Colgate-Palmolive Co.	34,043	2,975,699
Comcast Corp., Class A	192,620	4,880,991
Comerica, Inc.	12,263	423,932
Computer Sciences Corp.	10,759	408,412
Compuware Corp.*	15,193	148,284
ConAgra Foods, Inc.	28,532	736,411
ConocoPhillips	98,389	7,397,869
Consol Energy, Inc.	15,695	760,894
Consolidated Edison, Inc.	20,446	1,088,545
Constellation Brands, Inc., Class A*	12,285	255,774
Constellation Energy Group, Inc.	13,865	526,315
Corning, Inc.	109,242	1,982,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Costco Wholesale Corp.	30,412	$2,470,671
Coventry Health Care, Inc.*	10,300	375,641
CSX Corp.	76,673	2,010,366
Cummins, Inc.	13,693	1,417,089
CVS Caremark Corp.	94,408	3,547,853
D.R. Horton, Inc.	19,495	224,582
Danaher Corp.	37,891	2,007,844
Darden Restaurants, Inc.	9,580	476,701
DaVita, Inc.*	6,660	576,823
Dean Foods Co.*	12,705	155,890
Deere & Co.	29,172	2,405,231
Dell, Inc.*	114,371	1,906,565
Denbury Resources, Inc.*	27,821	556,420
DENTSPLY International, Inc.	9,902	377,068
Devon Energy Corp.	29,461	2,321,821
DeVry, Inc.	4,275	252,781
Diamond Offshore Drilling, Inc.	4,823	339,587
DIRECTV, Class A*	53,470	2,717,345
Discover Financial Services	37,827	1,011,872
Discovery Communications, Inc., Class A*	19,534	800,113
Dominion Resources, Inc.	40,056	1,933,503
Dover Corp.	12,957	878,485
Dow Chemical Co.	81,804	2,944,944
Dr. Pepper Snapple Group, Inc.	15,538	651,508
DTE Energy Co.	11,755	587,985
Duke Energy Corp.	92,746	1,746,407
Dun & Bradstreet Corp.	3,455	260,991
E*TRADE Financial Corp.*	17,513	241,679
E.I. du Pont de Nemours & Co.	64,625	3,492,981
Eastman Chemical Co.	4,908	500,960
Eaton Corp.	23,830	1,226,054
eBay, Inc.*	79,618	2,569,273
Ecolab, Inc.	16,141	910,030
Edison International	22,601	875,789
Edwards Lifesciences Corp.*	7,960	693,953
El Paso Corp.	53,590	1,082,518
Electronic Arts, Inc.*	23,193	547,355
Eli Lilly and Co.	70,945	2,662,566
EMC Corp.*	143,125	3,943,094
Emerson Electric Co.	52,317	2,942,831
Entergy Corp.	12,421	848,106
EOG Resources, Inc.	18,686	1,953,621
EQT Corp.	10,349	543,529
Equifax, Inc.	8,560	297,203
Equity Residential (REIT)	20,565	1,233,900
Estee Lauder Cos., Inc., Class A	7,915	832,579
Exelon Corp.	46,158	1,977,409
Expedia, Inc.	13,898	402,903
Expeditors International of Washington, Inc.	14,731	754,080
Express Scripts, Inc.*	36,842	1,988,731
Exxon Mobil Corp.	342,816	27,898,366
F5 Networks, Inc.*	5,608	618,282
Family Dollar Stores, Inc.	8,548	449,283
Fastenal Co.	20,456	736,211
Federated Investors, Inc., Class B	6,424	153,148
FedEx Corp.	21,971	2,083,949
Fidelity National Information Services, Inc.	18,796	578,729

	Number of Shares	Value (Note 1)

Fifth Third Bancorp	63,542	$810,161
First Horizon National Corp.	18,162	173,265
First Solar, Inc.*	3,754	496,542
FirstEnergy Corp.	29,008	1,280,703
Fiserv, Inc.*	9,970	624,421
FLIR Systems, Inc.	11,066	373,035
Flowserve Corp.	3,873	425,604
Fluor Corp.	12,085	781,416
FMC Corp.	4,959	426,573
FMC Technologies, Inc.*	16,608	743,872
Ford Motor Co.*	264,300	3,644,697
Forest Laboratories, Inc.*	19,848	780,820
Fortune Brands, Inc.	10,745	685,209
Franklin Resources, Inc.	10,059	1,320,646
Freeport-McMoRan Copper & Gold, Inc.	65,920	3,487,168
Frontier Communications Corp.	68,944	556,378
GameStop Corp., Class A*	9,916	264,460
Gannett Co., Inc.	16,628	238,113
Gap, Inc.	27,304	494,202
General Dynamics Corp.	25,856	1,926,789
General Electric Co.	737,998	13,918,642
General Mills, Inc.	44,424	1,653,461
Genuine Parts Co.	10,928	594,483
Genworth Financial, Inc., Class A*	33,986	349,376
Gilead Sciences, Inc.*	54,818	2,270,013
Goldman Sachs Group, Inc.	36,036	4,796,031
Goodrich Corp.	8,714	832,187
Goodyear Tire & Rubber Co.*	16,857	282,692
Google, Inc., Class A*	17,492	8,857,599
H&R Block, Inc.	21,177	339,679
H.J. Heinz Co.	22,326	1,189,529
Halliburton Co.	63,672	3,247,272
Harley-Davidson, Inc.	16,339	669,409
Harman International Industries, Inc.	4,833	220,240
Harris Corp.	8,898	400,944
Hartford Financial Services Group, Inc.	30,853	813,594
Hasbro, Inc.	9,507	417,643
HCP, Inc. (REIT)	28,253	1,036,603
Health Care REIT, Inc. (REIT)	12,219	640,642
Helmerich & Payne, Inc.	7,377	487,767
Hershey Co.	10,789	613,355
Hess Corp.	21,041	1,573,025
Hewlett-Packard Co.	144,390	5,255,796
Home Depot, Inc.	110,856	4,015,204
Honeywell International, Inc.	54,765	3,263,446
Hormel Foods Corp.	9,605	286,325
Hospira, Inc.*	11,746	665,528
Host Hotels & Resorts, Inc. (REIT)	47,836	810,820
Hudson City Bancorp, Inc.	36,541	299,271
Humana, Inc.	11,693	941,754
Huntington Bancshares, Inc./Ohio	59,758	392,012
Illinois Tool Works, Inc.	34,796	1,965,626
Integrys Energy Group, Inc.	5,382	279,003
Intel Corp.	369,041	8,177,949
IntercontinentalExchange, Inc.*	5,091	634,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

International Business Machines Corp.	84,296	$14,460,979
International Flavors & Fragrances, Inc.	5,546	356,275
International Game Technology	20,729	364,416
International Paper Co.	30,507	909,719
Interpublic Group of Cos., Inc.	33,902	423,775
Intuit, Inc.*	19,096	990,319
Intuitive Surgical, Inc.*	2,734	1,017,349
Invesco Ltd.	31,939	747,373
Iron Mountain, Inc.	13,889	473,476
ITT Corp.	12,744	751,004
J.C. Penney Co., Inc.	14,893	514,404
J.M. Smucker Co.	8,097	618,935
Jabil Circuit, Inc.	13,603	274,781
Jacobs Engineering Group, Inc.*	8,768	379,216
Janus Capital Group, Inc.	12,910	121,870
JDS Uniphase Corp.*	16,087	268,009
Johnson & Johnson	190,747	12,688,490
Johnson Controls, Inc.	47,267	1,969,143
Joy Global, Inc.	7,270	692,395
JPMorgan Chase & Co.	276,605	11,324,209
Juniper Networks, Inc.*	37,110	1,168,965
Kellogg Co.	17,477	966,828
KeyCorp	66,157	551,088
Kimberly-Clark Corp.	27,369	1,821,681
Kimco Realty Corp. (REIT)	28,160	524,902
KLA-Tencor Corp.	11,601	469,608
Kohl’s Corp.	19,599	980,146
Kraft Foods, Inc., Class A	122,324	4,309,475
Kroger Co.	42,283	1,048,618
L-3 Communications Holdings, Inc.	7,409	647,917
Laboratory Corp. of America Holdings*	6,938	671,529
Legg Mason, Inc.	10,293	337,199
Leggett & Platt, Inc.	10,158	247,652
Lennar Corp., Class A	11,148	202,336
Leucadia National Corp.	13,730	468,193
Lexmark International, Inc., Class A*	5,454	159,584
Life Technologies Corp.*	12,488	650,250
Limited Brands, Inc.	17,606	676,951
Lincoln National Corp.	21,909	624,187
Linear Technology Corp.	15,738	519,669
Lockheed Martin Corp.	19,776	1,601,263
Loews Corp.	21,564	907,629
Lorillard, Inc.	10,006	1,089,353
Lowe’s Cos., Inc.	90,692	2,114,031
LSI Corp.*	42,768	304,508
M&T Bank Corp.	8,732	767,979
Macy’s, Inc.	29,740	869,598
Marathon Oil Corp.	49,551	2,610,347
Marriott International, Inc., Class A	19,814	703,199
Marsh & McLennan Cos., Inc.	38,115	1,188,807
Marshall & Ilsley Corp.	36,777	293,113
Masco Corp.	24,844	298,873
Mastercard, Inc., Class A	6,560	1,976,790
Mattel, Inc.	24,190	664,983

	Number of Shares	Value (Note 1)

McCormick & Co., Inc. (Non-Voting)	9,224	$457,234
McDonald’s Corp.	72,226	6,090,096
McGraw-Hill Cos., Inc.	21,276	891,677
McKesson Corp.	17,517	1,465,297
Mead Johnson Nutrition Co.	112,984	7,632,069
MeadWestvaco Corp.	11,671	388,761
Medco Health Solutions, Inc.*	27,856	1,574,421
Medtronic, Inc.	74,449	2,868,520
MEMC Electronic Materials, Inc.*	15,978	136,292
Merck & Co., Inc.	214,785	7,579,763
MetLife, Inc.	73,555	3,226,858
MetroPCS Communications, Inc.*	18,193	313,102
Microchip Technology, Inc.	13,352	506,174
Micron Technology, Inc.*	59,501	445,067
Microsoft Corp.	516,391	13,426,166
Molex, Inc.	9,583	246,954
Molson Coors Brewing Co., Class B	10,974	490,977
Monsanto Co.	37,234	2,700,954
Monster Worldwide, Inc.*	9,020	132,233
Moody’s Corp.	13,846	530,994
Morgan Stanley	107,680	2,477,717
Motorola Mobility Holdings, Inc.*	20,414	449,925
Motorola Solutions, Inc.*	23,626	1,087,741
Murphy Oil Corp.	13,538	888,905
Mylan, Inc.*	30,597	754,828
NASDAQ OMX Group, Inc.*	10,390	262,867
National Oilwell Varco, Inc.	29,440	2,302,502
National Semiconductor Corp.	16,729	411,701
NetApp, Inc.*	25,521	1,346,998
Netflix, Inc.*	3,046	800,154
Newell Rubbermaid, Inc.	20,137	317,762
Newfield Exploration Co.*	9,287	631,702
Newmont Mining Corp.	34,415	1,857,378
News Corp., Class A	159,057	2,815,309
NextEra Energy, Inc.	29,383	1,688,347
Nicor, Inc.	3,159	172,924
NIKE, Inc., Class B	26,394	2,374,932
NiSource, Inc.	19,305	390,926
Noble Energy, Inc.	12,312	1,103,525
Nordstrom, Inc.	11,645	546,616
Norfolk Southern Corp.	24,562	1,840,431
Northeast Utilities	12,213	429,531
Northern Trust Corp.	16,796	771,944
Northrop Grumman Corp.	20,369	1,412,590
Novellus Systems, Inc.*	6,131	221,574
NRG Energy, Inc.*	16,802	412,993
Nucor Corp.	21,916	903,378
NVIDIA Corp.*	41,769	665,589
NYSE Euronext	18,121	621,007
Occidental Petroleum Corp.	56,565	5,885,023
Omnicom Group, Inc.	19,705	948,993
Oneok, Inc.	7,387	546,712
Oracle Corp.	271,151	8,923,579
O’Reilly Automotive, Inc.*	9,626	630,599
Owens-Illinois, Inc.*	11,351	292,969
PACCAR, Inc.	25,345	1,294,876
Pall Corp.	7,990	449,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Parker Hannifin Corp.	11,231	$1,007,870
Patterson Cos., Inc.	6,709	220,659
Paychex, Inc.	22,328	685,916
Peabody Energy Corp.	18,891	1,112,869
People’s United Financial, Inc.	24,940	335,194
Pepco Holdings, Inc.	15,615	306,522
PepsiCo, Inc.	110,064	7,751,808
PerkinElmer, Inc.	7,866	211,674
Pfizer, Inc.	549,911	11,328,167
PG&E Corp.	27,729	1,165,450
Philip Morris International, Inc.	123,783	8,264,991
Pinnacle West Capital Corp.	7,547	336,445
Pioneer Natural Resources Co.	8,079	723,636
Pitney Bowes, Inc.	14,106	324,297
Plum Creek Timber Co., Inc. (REIT)	11,228	455,183
PNC Financial Services Group, Inc.	36,622	2,183,037
Polo Ralph Lauren Corp.	4,456	590,910
PPG Industries, Inc.	11,022	1,000,687
PPL Corp.	40,160	1,117,653
Praxair, Inc.	21,159	2,293,424
Precision Castparts Corp.	10,018	1,649,464
priceline.com, Inc.*	3,455	1,768,718
Principal Financial Group, Inc.	22,257	677,058
Procter & Gamble Co.	194,305	12,351,969
Progress Energy, Inc.	20,575	987,806
Progressive Corp.	45,526	973,346
ProLogis, Inc. (REIT)	31,617	1,133,153
Prudential Financial, Inc.	33,958	2,159,389
Public Service Enterprise Group, Inc.	35,107	1,145,892
Public Storage (REIT)	9,696	1,105,441
Pulte Group, Inc.*	23,321	178,639
QEP Resources, Inc.	12,231	511,623
QUALCOMM, Inc.	116,177	6,597,692
Quanta Services, Inc.*	14,951	302,010
Quest Diagnostics, Inc.	10,975	648,623
R.R. Donnelley & Sons Co.	13,152	257,911
Range Resources Corp.	11,134	617,937
Raytheon Co.	24,747	1,233,638
Red Hat, Inc.*	13,387	614,463
Regions Financial Corp.	87,131	540,212
Republic Services, Inc.	21,244	655,377
Reynolds American, Inc.	23,458	869,119
Robert Half International, Inc.	10,208	275,922
Rockwell Automation, Inc.	10,042	871,244
Rockwell Collins, Inc.	10,759	663,723
Roper Industries, Inc.	6,614	550,946
Ross Stores, Inc.	8,095	648,571
Rowan Cos., Inc.*	8,755	339,782
Ryder System, Inc.	3,589	204,035
Safeway, Inc.	24,726	577,847
SAIC, Inc.*	19,536	328,596
Salesforce.com, Inc.*	8,386	1,249,346
Samsonite International S.A.*	1,397,400	2,639,755
SanDisk Corp.*	16,658	691,307
Sara Lee Corp.	40,817	775,115
SCANA Corp.	7,854	309,212
Schlumberger Ltd.	94,419	8,157,802
Scripps Networks Interactive, Inc., Class A	6,249	305,451

	Number of Shares	Value (Note 1)

Sealed Air Corp.	11,077	$263,522
Sears Holdings Corp.*	3,070	219,321
Sempra Energy	16,652	880,558
Sherwin-Williams Co.	6,193	519,407
Sigma-Aldrich Corp.	8,414	617,419
Simon Property Group, Inc. (REIT)	20,428	2,374,346
Sims Metal Management Ltd.	12,541	240,025
SLM Corp.	36,554	614,473
Snap-On, Inc.	4,034	252,044
Sohu.com, Inc.*	34,400	2,486,088
Southern Co.	59,087	2,385,933
Southwest Airlines Co.	55,086	629,082
Southwestern Energy Co.*	24,125	1,034,480
Spectra Energy Corp.	45,343	1,242,852
Sprint Nextel Corp.*	207,454	1,118,177
St. Jude Medical, Inc.	22,883	1,091,061
Stanley Black & Decker, Inc.	11,747	846,371
Staples, Inc.	49,892	788,294
Starbucks Corp.	52,161	2,059,838
Starwood Hotels & Resorts Worldwide, Inc.	13,575	760,743
State Street Corp.	35,074	1,581,487
Stericycle, Inc.*	5,924	527,947
Stryker Corp.	23,189	1,360,962
Sunoco, Inc.	8,368	349,029
SunTrust Banks, Inc.	37,359	963,862
SUPERVALU, Inc.	14,720	138,515
Symantec Corp.*	52,413	1,033,584
Synthes, Inc.§	4,385	772,160
Sysco Corp.	40,492	1,262,541
T. Rowe Price Group, Inc.	18,145	1,094,869
Target Corp.	47,997	2,251,539
TECO Energy, Inc.	14,908	281,612
Tellabs, Inc.	24,902	114,798
Tenet Healthcare Corp.*	33,743	210,556
Teradata Corp.*	11,801	710,420
Teradyne, Inc.*	12,858	190,298
Tesoro Corp.*	9,933	227,565
Texas Instruments, Inc.	80,864	2,654,765
Textron, Inc.	19,149	452,108
Thermo Fisher Scientific, Inc.*	26,702	1,719,342
Tiffany & Co.	8,906	699,299
Time Warner Cable, Inc.	23,436	1,828,945
Time Warner, Inc.	74,571	2,712,147
Titanium Metals Corp.	6,250	114,500
TJX Cos., Inc.	26,907	1,413,425
Torchmark Corp.	5,245	336,414
Total System Services, Inc.	11,497	213,614
Travelers Cos., Inc.	29,182	1,703,645
Tyson Foods, Inc., Class A	20,672	401,450
U.S. Bancorp	134,068	3,420,075
Union Pacific Corp.	34,165	3,566,826
United Parcel Service, Inc., Class B	68,648	5,006,499
United States Steel Corp.	9,973	459,157
United Technologies Corp.	63,714	5,639,326
UnitedHealth Group, Inc.	75,432	3,890,783
Unum Group	21,484	547,412
Urban Outfitters, Inc.*	8,877	249,888
Valero Energy Corp.	39,886	1,019,885
Varian Medical Systems, Inc.*	8,254	577,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ventas, Inc. (REIT)	11,303	$595,781
VeriSign, Inc.	11,767	393,724
Verizon Communications, Inc.	196,866	7,329,321
VF Corp.	6,091	661,239
Viacom, Inc., Class B	40,758	2,078,658
Visa, Inc., Class A	33,357	2,810,661
Vornado Realty Trust (REIT)	11,450	1,066,911
Vulcan Materials Co.	8,953	344,959
W.W. Grainger, Inc.	4,047	621,822
Walgreen Co.	63,748	2,706,740
Wal-Mart Stores, Inc.	132,942	7,064,538
Walt Disney Co.	131,484	5,133,135
Washington Post Co., Class B	368	154,174
Waste Management, Inc.	33,103	1,233,749
Waters Corp.*	6,335	606,513
Watson Pharmaceuticals, Inc.*	8,849	608,192
WellPoint, Inc.	25,575	2,014,543
Wells Fargo & Co.	368,051	10,327,511
Western Digital Corp.*	16,072	584,699
Western Union Co.	44,096	883,243
Weyerhaeuser Co. (REIT)	37,267	814,657
Whirlpool Corp.	5,276	429,044
Whole Foods Market, Inc.	10,416	660,895
Williams Cos., Inc.	41,022	1,240,916
Windstream Corp.	35,483	459,860
Wisconsin Energy Corp.	16,218	508,434
Wyndham Worldwide Corp.	11,812	397,474
Wynn Resorts Ltd.	5,274	757,030
Xcel Energy, Inc.	33,486	813,710
Xerox Corp.	97,086	1,010,665
Xilinx, Inc.	18,483	674,075
Yahoo!, Inc.*	90,841	1,366,249
Yum! Brands, Inc.	84,464	4,665,791
Zimmer Holdings, Inc.*	13,329	842,393
Zions Bancorp	12,697	304,855

		845,762,472

Total Common Stocks (84.4%) (Cost $1,575,359,616)		2,145,498,830

	Number of Rights	Value (Note 1)

RIGHTS:
Spain (0.0%)
Banco Popular Espanol S.A., expiring 7/7/11*	65,296	4,735
Criteria Caixacorp S.A., expiring 7/15/11*	57,135	4,308

Total Rights (0.0%) (Cost $0)		9,043

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Short-Term Investment (6.7%)
BlackRock Liquidity Funds TempFund 0.08%‡ (Cost $170,112,861)	170,112,861	$170,112,861

Total Investments (91.1%) (Cost $1,745,472,477)		2,315,620,734
Other Assets Less Liabilities (8.9%)		225,306,379

Net Assets (100%)		$2,540,927,113

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30,2011, the market value of these securities amounted to $722,160 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
†	Securities (totalling $1,462,138 or 0.1% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$449,422	$—	$400,316	$—	$6,565	$27,720
AXA S.A.	1,873,685	77,267	—	2,639,114	97,834	—
BlackRock Liquidity Funds TempFund	243,310,513	118,346,922	191,544,574	170,112,861	131,294	—

	$245,633,620	$118,424,189	$191,944,890	$172,751,975	$235,693	$27,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,945	September-11	$77,418,301	$80,329,029	$2,910,728
E-Mini MSCI EAFE Index	2	September-11	165,614	171,590	5,976
FTSE 100 Index	520	September-11	48,021,253	49,260,730	1,239,477
S&P 500 E-Mini Index	2,733	September-11	175,250,656	179,763,075	4,512,419
SPI 200 Index	163	September-11	19,765,709	20,109,320	343,611
TOPIX Index	469	September-11	47,127,423	49,489,535	2,362,112

					$11,374,323

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	15,000	$21,706,950	$21,381,675	$325,275

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$98,529,402	$125,953,458	$—	$224,482,860
Consumer Staples	120,136,979	129,240,706	—	249,377,685
Energy	126,220,973	85,900,599	—	212,121,572
Financials	150,511,405	271,890,615	—	422,402,020
Health Care	97,986,840	81,729,616	—	179,716,456
Industrials	97,364,084	127,766,053	27,121	225,157,258
Information Technology	151,301,927	102,962,269	—	254,264,196
Materials	41,059,137	117,103,312	1,435,017	159,597,466
Telecommunication Services	43,350,809	93,372,139	—	136,722,948
Utilities	31,990,153	49,666,216	—	81,656,369
Forward Currency Contracts	—	325,275	—	325,275
Futures	11,374,323	—	—	11,374,323
Rights
Financials	—	9,043	—	9,043
Short-Term Investments	—	170,112,861	—	170,112,861

Total Assets	$969,826,032	$1,356,032,162	$1,462,138	$2,327,320,332

Total Liabilities	$—	$—	$—	$—

Total	$969,826,032	$1,356,032,162	$1,462,138	$2,327,320,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Industrials	Investments in Securities-Materials	Investments in Securities-Utilities

Balance as of 12/31/10	$—	$12,585	$—	$1,406,771
Total gains or losses (realized/unrealized) included in earnings	—	27,057	(365,326)	(50,685)
Purchases	—	—	1,800,343	—
Sales	—	(12,521)	—	(110,481)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	(1,245,605)

Balance as of 6/30/11	$—	$27,121	$1,435,017	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—	$27,121	$(365,325)	$—

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	325,275
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	11,374,323	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$11,699,598

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	494,604	—	494,604
Credit contracts	—	—	—	—	—
Equity contracts	—	13,548,036	—	—	13,548,036
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$13,548,036	$494,604	$—	$14,042,640

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	272,793	—	272,793
Credit contracts	—	—	—	—	—
Equity contracts	—	4,712,101	—	—	4,712,101
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,712,101	$272,793	$—	$4,984,894

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $32,926,000 and futures contracts with an average notional balance of approximately $443,362,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$253,497,133
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$200,302,809

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,532,000
Aggregate gross unrealized depreciation	(41,495,922)

Net unrealized appreciation	$547,036,078

Federal income tax cost of investments	$1,768,584,656

For the six months ended June 30, 2011, the Portfolio incurred approximately $698 as brokerage commissions with Morgan Stanley & Co., Inc. and $499 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $670,448,615 of which $670,448,615 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $172,834,574)	$172,751,975
Unaffiliated Issuers (Cost $1,572,637,903)	2,142,868,759
Cash	14,180,184
Foreign cash (Cost $159,436,205)	174,088,128
Cash held as collateral at broker	25,517,000
Due from broker for futures variation margin	7,321,217
Dividends, interest and other receivables	6,237,127
Receivable for securities sold	4,576,179
Unrealized appreciation of forward foreign currency contracts	325,275
Receivable from Separate Accounts for Trust shares sold	193,401
Receivable from investment sub-advisor	20,282
Other assets	26,328

Total assets	2,548,105,855

LIABILITIES
Payable for securities purchased	3,375,956
Investment management fees payable	1,462,803
Payable to Separate Accounts for Trust shares redeemed	1,329,188
Distribution fees payable - Class IB	366,594
Administrative fees payable	322,232
Trustees’ fees payable	1,571
Accrued expenses	320,398

Total liabilities	7,178,742

NET ASSETS	$2,540,927,113

Net assets were comprised of:
Paid in capital	$2,582,925,768
Accumulated undistributed net investment income (loss)	22,025,202
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(660,618,530)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	596,594,673

Net assets	$2,540,927,113

Class IA
Net asset value, offering and redemption price per share, $723,557,953 / 55,535,061 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.03

Class IB
Net asset value, offering and redemption price per share, $1,817,369,160 / 139,923,804 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($235,693 of dividend income received from affiliates) (net of $2,316,184 foreign withholding tax)	$32,335,148
Interest	274,943

Total income	32,610,091

EXPENSES
Investment management fees	9,109,231
Distribution fees - Class IB	2,310,284
Administrative fees	1,980,653
Custodian fees	379,528
Printing and mailing expenses	100,736
Professional fees	43,431
Trustees’ fees	29,012
Miscellaneous	39,055

Gross expenses	13,991,930
Less: Reimbursement from sub-advisor	(69,600)

Net expenses	13,922,330

NET INVESTMENT INCOME (LOSS)	18,687,761

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($27,720 of realized gain (loss) from affiliates)	22,709,850
Foreign currency transactions	2,125,595
Futures	13,548,036

Net realized gain (loss)	38,383,481

Change in unrealized appreciation (depreciation) on:
Securities	37,282,881
Foreign currency translations	6,787,822
Futures	4,712,101

Net change in unrealized appreciation (depreciation)	48,782,804

NET REALIZED AND UNREALIZED GAIN (LOSS)	87,166,285

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,854,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,687,761	$22,571,646
Net realized gain (loss) on investments, futures and foreign currency transactions	38,383,481	256,310,072
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	48,782,804	(9,802,155)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	105,854,046	269,079,563

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,973,441)
Class IB	—	(19,814,198)

TOTAL DIVIDENDS	—	(28,787,639)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,862,663 and 10,073,824 shares, respectively ]	36,187,524	109,063,806
Capital shares issued in reinvestment of dividends and distributions [ 0 and 730,274 shares, respectively ]	—	8,973,441
Capital shares repurchased [ (2,750,882) and (6,166,507) shares, respectively ]	(35,281,978)	(70,414,257)

Total Class IA transactions	905,546	47,622,990

Class IB
Capital shares sold [ 2,957,683 and 17,137,798 shares, respectively ]	37,856,574	194,154,301
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,616,570 shares, respectively ]	—	19,814,198
Capital shares repurchased [ (14,047,588) and (32,854,416) shares, respectively ]	(179,787,216)	(371,104,134)

Total Class IB transactions	(141,930,642)	(157,135,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(141,025,096)	(109,512,645)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,171,050)	130,779,279
NET ASSETS:
Beginning of period	2,576,098,163	2,445,318,884

End of period (a)	$2,540,927,113	$2,576,098,163

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$22,025,202	$3,337,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.50	$11.35	$7.65	$18.85	$16.23	$12.87

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.13 (e)	0.13 (e)	0.10 (e)	0.05 (e)	0.04	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.42	1.18	3.72	(10.55)	6.50	4.70

Total from investment operations	0.53	1.31	3.85	(10.45)	6.55	4.74

Less distributions:
Dividends from net investment income	—	(0.16)	(0.15)	(0.04)	—	(0.10)
Distributions from net realized gains	—	—	—	(0.71)	(3.93)	(1.28)

Total dividends and distributions	—	(0.16)	(0.15)	(0.75)	(3.93)	(1.38)

Net asset value, end of period	$13.03	$12.50	$11.35	$7.65	$18.85	$16.23

Total return (b)	4.24%	11.60%	50.37%	(57.14)%	42.42%	37.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$723,558	$692,623	$576,308	$310,097	$1,016,346	$619,212
Ratio of expenses to average net assets:
After reimbursements (a)	0.91%	0.91%	1.00%	1.43%	1.39%	1.47	%(c)
After reimbursements and fees paid indirectly (a)	0.91%	0.91%	1.00%	1.43%	1.39%	1.47	%(c)
Before reimbursements and fees paid indirectly (a)	0.91%	0.91%	1.06%	1.44%	1.39%	1.49	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.65%	1.13%	1.38%	0.72%	0.25%	0.24%
After reimbursements and fees paid indirectly (a)	1.65%	1.13%	1.38%	0.72%	0.25%	0.24%
Before reimbursements and fees paid indirectly (a)	1.65%	1.12%	1.31%	0.72%	0.25%	0.22%
Portfolio turnover rate	9%	21%	144%	105%	101%	69%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010	2009		2008		2007	2006
Net asset value, beginning of period	$12.47		$11.32	$7.62		$18.79		$16.22	$12.87

Income (loss) from investment operations:
Net investment income (loss)	0.09	(e)	0.10 (e)	0.10	(e)	0.05	(e)	— (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.43		1.18	3.72		(10.49)		6.50	4.66

Total from investment operations	0.52		1.28	3.82		(10.44)		6.50	4.69

Less distributions:
Dividends from net investment income	—		(0.13)	(0.12)		(0.02)		—	(0.06)
Distributions from net realized gains	—		—	—		(0.71)		(3.93)	(1.28)

Total dividends and distributions	—		(0.13)	(0.12)		(0.73)		(3.93)	(1.34)

Net asset value, end of period	$12.99		$12.47	$11.32		$7.62		$18.79	$16.22

Total return (b)	4.17%		11.34%	50.18%		(57.28)%		41.98%	37.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,817,369		$1,883,475	$1,869,011		$1,167,237		$2,838,075	$1,849,522
Ratio of expenses to average net assets:
After reimbursements (a)	1.16%		1.16%	1.26%		1.68	%(c)	1.64%	1.72	%(c)
After reimbursements and fees paid indirectly (a)	1.16%		1.16%	1.26%		1.68	%(c)	1.64%	1.72	%(c)
Before reimbursements and fees paid indirectly (a)	1.16	%(c)	1.16%	1.31	%(c)	1.69	%(c)	1.64%	1.74	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.39%		0.87%	1.06%		0.36%		0.01%	0.19%
After reimbursements and fees paid indirectly (a)	1.39%		0.87%	1.06%		0.36%		0.01%	0.19%
Before reimbursements and fees paid indirectly (a)	1.39%		0.86%	0.99%		0.36%		0.01%	0.17%
Portfolio turnover rate	9%		21%	144%		105%		101%	69%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Government Securities	69.4%
Investment Companies	28.9
Corporate Bonds	1.2
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,018.20	$2.35
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36
Class IB
Actual	1,000.00	1,017.30	3.60
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.47% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.2%)
Financials (0.9%)
Consumer Finance (0.1%)
Ally Financial, Inc.
1.750%, 10/30/12	$1,000,000	$1,016,978
2.200%, 12/19/12	2,000,000	2,050,770

		3,067,748

Diversified Financial Services (0.7%)
Citigroup Funding, Inc.
2.125%, 7/12/12	245,000	249,752
1.875%, 10/22/12	2,300,000	2,344,730
2.250%, 12/10/12	3,000,000	3,075,678
General Electric Capital Corp.
2.000%, 9/28/12	500,000	509,285
2.125%, 12/21/12	2,510,000	2,569,826
2.625%, 12/28/12	2,000,000	2,060,460
JPMorgan Chase & Co.
2.125%, 12/26/12	950,000	972,829
National Credit Union Administration Guaranteed Notes Series A5
3.450%, 6/12/21	300,000	297,117
Private Export Funding Corp.
4.550%, 5/15/15	600,000	668,181
4.950%, 11/15/15	200,000	225,710
4.375%, 3/15/19	300,000	324,927

		13,298,495

Thrifts & Mortgage Finance (0.1%)
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,017,761
Western Corporate Federal Credit Union
1.750%, 11/2/12	700,000	711,016

		1,728,777

Total Financials		18,095,020

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,625,399
5.500%, 7/18/17	2,000,000	2,336,326
3.875%, 2/15/21	595,000	611,194

Total Utilities		4,572,919

Total Corporate Bonds		22,667,939

Government Securities (69.4%)
Agency ABS (7.9%)
Federal Farm Credit Bank
0.400%, 11/2/12	200,000	200,040
1.625%, 12/24/12	250,000	254,487
1.750%, 2/21/13	900,000	917,660
1.375%, 6/25/13	500,000	509,151
0.875%, 10/28/13	200,000	200,019
1.200%, 2/11/14	500,000	500,476
1.125%, 2/27/14	500,000	504,057
1.100%, 7/7/14	500,000	497,489
1.625%, 11/19/14	1,000,000	1,014,702
Federal Home Loan Bank
0.875%, 8/22/12	4,000,000	4,023,740
1.750%, 8/22/12	1,000,000	1,015,895

	Principal Amount	Value (Note 1)

4.625%, 10/10/12	$1,000,000	$1,054,795
4.500%, 11/15/12	3,000,000	3,165,126
0.500%, 11/16/12	500,000	500,588
1.750%, 12/14/12	1,000,000	1,018,752
1.500%, 1/16/13	1,500,000	1,524,381
1.625%, 3/20/13	2,800,000	2,855,852
1.000%, 5/17/13	500,000	501,292
0.700%, 5/22/13	200,000	199,897
1.875%, 6/21/13	2,000,000	2,053,706
0.700%, 6/28/13	400,000	399,532
0.700%, 7/5/13	250,000	249,375
0.700%, 7/11/13	500,000	498,780
1.250%, 8/16/13	300,000	300,342
4.500%, 9/16/13	3,000,000	3,255,555
0.875%, 10/28/13	200,000	200,088
0.800%, 11/18/13	500,000	500,444
1.000%, 11/18/13	400,000	400,496
0.875%, 11/22/13	100,000	100,107
1.050%, 11/25/13	400,000	401,250
1.100%, 12/6/13	800,000	800,086
3.125%, 12/13/13	1,000,000	1,058,514
0.875%, 12/27/13	1,500,000	1,505,815
1.375%, 5/28/14	3,000,000	3,039,894
1.125%, 6/27/14	200,000	199,693
1.000%, 8/22/14	100,000	99,858
2.000%, 12/9/14	800,000	805,757
1.550%, 11/18/15	200,000	196,990
2.150%, 10/26/16	400,000	395,512
5.375%, 5/15/19	1,000,000	1,153,660
4.125%, 12/13/19	500,000	532,995
3.625%, 3/12/21	500,000	502,177
Federal Home Loan Mortgage Corp.
1.125%, 7/27/12	2,000,000	2,015,914
1.000%, 8/28/12	2,000,000	2,014,946
4.625%, 10/25/12	5,000,000	5,280,855
0.750%, 10/26/12	400,000	400,116
0.750%, 11/23/12	600,000	600,312
0.375%, 11/30/12	3,000,000	2,999,409
1.100%, 12/27/12	2,000,000	2,020,784
0.625%, 12/28/12	2,500,000	2,508,370
0.750%, 12/28/12	2,500,000	2,513,012
1.375%, 1/9/13	1,500,000	1,522,018
0.850%, 2/8/13	750,000	751,990
0.875%, 2/15/13	200,000	200,143
1.625%, 4/15/13	3,000,000	3,061,941
0.700%, 4/29/13	200,000	200,082
0.625%, 5/23/13	200,000	200,143
1.000%, 5/24/13	500,000	500,550
0.750%, 6/7/13	400,000	400,225
0.780%, 6/7/13	1,000,000	1,000,760
4.000%, 6/12/13	1,000,000	1,061,713
0.750%, 7/5/13	1,000,000	999,050
1.500%, 7/12/13	500,000	500,156
1.250%, 7/25/13	500,000	500,302
1.125%, 8/22/13	200,000	200,225
0.800%, 9/27/13	1,000,000	998,395
0.875%, 10/28/13	1,500,000	1,506,907
0.800%, 11/4/13	1,000,000	1,000,554
1.400%, 11/18/13	100,000	100,137
1.050%, 11/26/13	500,000	500,570
1.000%, 12/9/13	800,000	801,472
1.050%, 12/9/13	1,000,000	1,001,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

0.800%, 1/13/14	$200,000	$199,447
1.625%, 1/21/14	100,000	100,069
1.000%, 1/27/14	400,000	399,929
5.000%, 1/30/14	1,000,000	1,106,860
1.375%, 2/3/14	1,000,000	1,000,867
1.500%, 2/11/14	500,000	500,631
1.375%, 2/25/14	2,000,000	2,029,262
1.200%, 4/28/14	400,000	400,233
1.250%, 5/23/14	400,000	401,114
1.350%, 5/23/14	500,000	501,586
1.300%, 6/2/14	400,000	401,027
1.375%, 6/2/14	400,000	400,549
1.125%, 6/30/14	200,000	199,147
1.050%, 7/11/14	200,000	199,147
1.000%, 7/30/14	2,000,000	1,997,582
5.000%, 11/13/14	500,000	562,341
1.500%, 11/25/14	1,000,000	1,002,305
1.625%, 11/26/14	400,000	400,761
1.750%, 11/26/14	500,000	500,978
1.625%, 12/9/14	400,000	400,695
1.350%, 1/6/15	200,000	198,878
2.875%, 2/9/15	2,000,000	2,106,032
1.500%, 7/13/15	1,000,000	985,942
2.250%, 8/12/15	200,000	200,514
2.000%, 8/25/15	100,000	99,852
2.125%, 8/25/15	200,000	200,613
1.750%, 9/10/15	1,000,000	1,004,157
1.700%, 11/16/15	1,000,000	996,440
1.750%, 11/17/15	2,000,000	1,985,276
1.750%, 11/23/15	200,000	197,926
2.250%, 12/21/15	200,000	201,675
2.500%, 5/25/16	500,000	502,443
2.000%, 6/29/16	200,000	198,501
Federal National Mortgage Association
1.125%, 7/30/12	4,000,000	4,033,760
0.500%, 10/30/12	3,000,000	3,004,890
0.550%, 11/1/12	1,000,000	1,000,995
0.625%, 11/9/12	1,000,000	1,001,206
1.000%, 1/7/13	500,000	500,051
1.800%, 2/8/13	300,000	300,484
4.750%, 2/21/13	1,000,000	1,069,743
1.750%, 2/22/13	2,000,000	2,041,706
0.750%, 2/26/13	2,000,000	2,010,342
1.000%, 4/25/13	1,000,000	1,002,170
1.750%, 5/7/13	1,600,000	1,635,950
1.500%, 6/26/13	3,100,000	3,161,938
1.375%, 7/19/13	1,000,000	1,000,502
0.500%, 8/9/13	1,500,000	1,498,087
1.000%, 9/23/13	2,000,000	2,016,000
1.200%, 9/27/13	600,000	601,231
1.125%, 9/30/13	1,500,000	1,516,657
1.125%, 10/8/13	400,000	404,394
1.000%, 10/15/13	200,000	200,699
0.750%, 10/25/13	100,000	100,126
0.875%, 11/4/13	100,000	99,870
0.875%, 11/8/13	1,000,000	999,687
0.800%, 11/19/13	1,000,000	999,776
1.000%, 11/26/13	1,000,000	1,000,951
0.800%, 11/29/13	100,000	100,196
1.000%, 11/29/13	500,000	501,196
0.750%, 12/18/13	4,000,000	3,999,416
1.300%, 12/30/13	200,000	200,942

	Principal Amount	Value (Note 1)

1.500%, 12/30/13	$200,000	$200,962
1.400%, 1/6/14	200,000	200,030
1.450%, 1/24/14	600,000	603,775
1.375%, 1/27/14	800,000	804,158
1.550%, 1/27/14	500,000	502,705
1.350%, 2/24/14	200,000	202,781
1.500%, 2/25/14	500,000	500,888
1.700%, 2/25/14	400,000	400,842
1.000%, 4/25/14	500,000	499,809
1.800%, 6/2/14	200,000	200,461
1.125%, 6/27/14	3,000,000	3,016,653
1.750%, 7/14/14	500,000	500,274
1.250%, 7/18/14	200,000	199,850
1.550%, 8/12/14	200,000	200,228
1.750%, 8/18/14	100,000	100,173
1.250%, 10/28/14	100,000	99,639
5.000%, 3/2/15	500,000	564,794
2.375%, 7/28/15	2,000,000	2,059,064
2.000%, 8/5/15	400,000	400,782
2.125%, 8/5/15	200,000	200,370
2.000%, 8/24/15	400,000	401,173
2.000%, 9/21/15	400,000	405,066
1.875%, 10/15/15	200,000	200,483
1.625%, 10/26/15	1,500,000	1,493,528
1.550%, 10/27/15	400,000	396,982
1.520%, 10/28/15	200,000	197,093
1.650%, 10/29/15	200,000	197,633
1.625%, 11/9/15	100,000	97,846
1.500%, 11/23/15	400,000	393,904
2.000%, 11/30/15	200,000	199,780
2.750%, 3/21/16	200,000	202,645
2.000%, 3/28/16	200,000	199,324
2.750%, 3/28/16	200,000	201,122
2.250%, 6/6/16	400,000	399,829
2.150%, 6/28/16	200,000	199,118
2.200%, 7/5/16	200,000	198,233
2.350%, 9/23/16	200,000	200,632
6.000%, 3/9/20	250,000	252,583
Financing Corp.
9.400%, 2/8/18	1,000,000	1,397,729
9.650%, 11/2/18	2,090,000	3,002,619
8.600%, 9/26/19	410,000	568,688

		156,321,725

U.S. Government Agencies (8.2%)
Federal Farm Credit Bank
1.875%, 12/7/12	1,000,000	1,021,053
3.875%, 10/7/13	1,000,000	1,072,571
2.625%, 4/17/14	2,000,000	2,096,278
4.875%, 1/17/17	1,500,000	1,707,116
Federal Home Loan Bank
2.000%, 9/14/12	1,000,000	1,019,619
1.625%, 9/26/12	1,500,000	1,523,214
1.625%, 11/21/12	1,000,000	1,017,041
3.375%, 2/27/13	2,000,000	2,096,502
3.625%, 5/29/13	4,000,000	4,237,360
3.875%, 6/14/13	2,000,000	2,130,574
5.125%, 8/14/13	1,000,000	1,096,658
4.000%, 9/6/13	1,500,000	1,608,656
3.625%, 10/18/13	4,800,000	5,123,107
5.250%, 6/18/14	2,000,000	2,254,140
5.375%, 5/18/16	6,500,000	7,539,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.750%, 12/16/16	$1,000,000	$1,134,691
4.875%, 5/17/17	2,900,000	3,315,022
5.000%, 11/17/17	3,700,000	4,250,223
4.625%, 9/11/20	200,000	217,608
Federal Home Loan Mortgage Corp.
2.125%, 9/21/12	2,000,000	2,042,954
4.500%, 1/15/13	3,000,000	3,188,016
3.500%, 5/29/13	5,000,000	5,287,785
4.125%, 9/27/13	7,200,000	7,761,434
2.500%, 1/7/14	2,000,000	2,087,956
2.500%, 4/23/14	1,500,000	1,566,470
5.000%, 7/15/14	5,000,000	5,589,155
3.000%, 7/28/14	2,135,000	2,259,498
4.500%, 1/15/15	1,000,000	1,110,356
4.750%, 11/17/15	6,000,000	6,752,946
5.500%, 7/18/16	900,000	1,046,298
5.125%, 10/18/16	3,500,000	4,008,158
5.000%, 2/16/17	1,000,000	1,141,609
5.125%, 11/17/17	2,000,000	2,296,332
4.875%, 6/13/18	1,500,000	1,704,871
3.750%, 3/27/19	4,000,000	4,232,508
Federal National Mortgage Association
1.750%, 8/10/12	1,000,000	1,015,516
4.750%, 11/19/12	7,000,000	7,421,148
3.625%, 2/12/13	9,700,000	10,187,047
3.875%, 7/12/13	3,000,000	3,205,827
2.750%, 2/5/14	5,500,000	5,783,272
2.750%, 3/13/14	8,000,000	8,415,560
3.000%, 7/28/14	2,500,000	2,504,252
3.000%, 9/29/14	1,000,000	1,006,167
4.625%, 10/15/14	3,500,000	3,894,660
2.625%, 11/20/14	2,000,000	2,097,414
5.250%, 9/15/16	505,000	582,418
4.875%, 12/15/16	5,000,000	5,672,945
5.000%, 2/13/17	2,900,000	3,311,226
5.000%, 5/11/17	4,400,000	5,032,975
(Zero Coupon), 6/1/17	1,500,000	1,283,005
5.375%, 6/12/17	2,410,000	2,804,939
(Zero Coupon), 10/9/19	1,000,000	700,030

		161,455,543

U.S. Treasuries (53.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	3,806,468
10.625%, 8/15/15	1,300,000	1,785,571
9.875%, 11/15/15	1,900,000	2,580,438
9.250%, 2/15/16	1,400,000	1,882,125
7.250%, 5/15/16	5,000,000	6,312,500
7.500%, 11/15/16	4,000,000	5,160,312
8.750%, 5/15/17	3,400,000	4,667,296
8.875%, 8/15/17	2,500,000	3,474,022
9.000%, 11/15/18	2,500,000	3,605,272
8.875%, 2/15/19	4,000,000	5,765,000
8.125%, 8/15/19	3,000,000	4,198,827
3.625%, 2/15/20	13,000,000	13,752,583
U.S. Treasury Notes
1.500%, 7/15/12	10,000,000	10,130,470
0.625%, 7/31/12	3,000,000	3,012,300
4.625%, 7/31/12	3,000,000	3,141,681
1.750%, 8/15/12	13,000,000	13,217,347
1.375%, 9/15/12	10,000,000	10,131,250
0.375%, 9/30/12	8,000,000	8,009,064
4.250%, 9/30/12	5,000,000	5,246,875

	Principal Amount	Value (Note 1)

1.375%, 10/15/12	$9,000,000	$9,123,750
0.375%, 10/31/12	5,000,000	5,004,885
3.875%, 10/31/12	4,500,000	4,712,522
1.375%, 11/15/12	16,000,000	16,230,624
4.000%, 11/15/12	5,000,000	5,251,170
0.500%, 11/30/12	10,000,000	10,024,610
1.125%, 12/15/12	10,000,000	10,112,890
0.625%, 12/31/12	10,000,000	10,041,020
3.625%, 12/31/12	3,500,000	3,670,761
1.375%, 1/15/13	15,000,000	15,232,035
0.625%, 1/31/13	6,500,000	6,525,643
1.375%, 2/15/13	8,000,000	8,127,184
3.875%, 2/15/13	2,000,000	2,112,734
0.625%, 2/28/13	10,000,000	10,038,670
2.750%, 2/28/13	6,000,000	6,234,138
1.375%, 3/15/13	9,000,000	9,147,690
0.750%, 3/31/13	15,000,000	15,087,900
2.500%, 3/31/13	4,400,000	4,560,701
1.750%, 4/15/13	11,000,000	11,258,720
0.625%, 4/30/13	12,000,000	12,043,080
1.375%, 5/15/13	5,000,000	5,087,100
3.625%, 5/15/13	2,000,000	2,118,594
0.500%, 5/31/13	12,000,000	12,012,660
3.500%, 5/31/13	8,000,000	8,463,440
1.125%, 6/15/13	2,000,000	2,025,860
3.375%, 6/30/13	3,000,000	3,174,375
1.000%, 7/15/13	13,000,000	13,138,190
4.250%, 8/15/13	5,800,000	6,260,375
3.125%, 8/31/13	5,000,000	5,281,640
3.125%, 9/30/13	4,400,000	4,654,373
2.750%, 10/31/13	6,000,000	6,300,000
0.500%, 11/15/13	5,000,000	4,987,890
4.250%, 11/15/13	5,000,000	5,427,735
2.000%, 11/30/13	10,000,000	10,332,810
0.750%, 12/15/13	7,000,000	7,022,967
1.500%, 12/31/13	10,000,000	10,214,840
1.750%, 1/31/14	5,000,000	5,138,670
4.000%, 2/15/14	10,000,000	10,862,500
1.875%, 2/28/14	5,000,000	5,155,860
1.750%, 3/31/14	10,000,000	10,278,120
1.250%, 4/15/14	5,000,000	5,070,310
1.875%, 4/30/14	14,000,000	14,437,500
1.000%, 5/15/14	10,000,000	10,066,400
4.750%, 5/15/14	9,000,000	10,020,231
2.250%, 5/31/14	5,000,000	5,212,110
2.625%, 6/30/14	12,800,000	13,487,002
2.625%, 7/31/14	8,000,000	8,433,128
4.250%, 8/15/14	1,000,000	1,105,234
2.375%, 8/31/14	10,000,000	10,463,280
2.375%, 9/30/14	14,000,000	14,651,868
2.375%, 10/31/14	20,000,000	20,917,180
4.250%, 11/15/14	1,800,000	1,993,640
2.125%, 11/30/14	10,000,000	10,371,880
2.625%, 12/31/14	15,000,000	15,810,930
2.250%, 1/31/15	15,000,000	15,608,205
4.000%, 2/15/15	9,000,000	9,919,692
2.375%, 2/28/15	8,000,000	8,357,520
2.500%, 3/31/15	6,000,000	6,294,360
2.500%, 4/30/15	5,000,000	5,243,750
4.125%, 5/15/15	5,600,000	6,213,810
2.125%, 5/31/15	5,000,000	5,168,750
1.875%, 6/30/15	3,000,000	3,070,314

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 7/31/15	$3,000,000	$3,050,850
4.250%, 8/15/15	4,000,000	4,465,312
1.250%, 9/30/15	13,000,000	12,915,708
1.250%, 10/31/15	5,000,000	4,957,810
1.375%, 11/30/15	10,000,000	9,950,780
2.125%, 12/31/15	10,000,000	10,265,620
2.000%, 1/31/16	3,000,000	3,058,359
4.500%, 2/15/16	4,000,000	4,524,064
2.125%, 2/29/16	3,000,000	3,071,250
2.625%, 2/29/16	9,000,000	9,419,058
2.250%, 3/31/16	5,000,000	5,142,600
2.375%, 3/31/16	9,250,000	9,570,133
2.625%, 4/30/16	6,000,000	6,269,532
5.125%, 5/15/16	5,000,000	5,810,940
1.750%, 5/31/16	7,000,000	7,010,920
3.250%, 5/31/16	4,000,000	4,295,000
3.250%, 6/30/16	5,000,000	5,364,455
4.875%, 8/15/16	1,000,000	1,152,812
3.000%, 8/31/16	12,000,000	12,705,000
3.125%, 10/31/16	10,000,000	10,629,690
4.625%, 11/15/16	8,000,000	9,130,000
2.750%, 11/30/16	9,000,000	9,383,202
3.250%, 12/31/16	9,000,000	9,601,173
3.125%, 1/31/17	10,000,000	10,603,120
4.625%, 2/15/17	2,300,000	2,624,337
3.250%, 3/31/17	10,000,000	10,650,000
3.125%, 4/30/17	7,500,000	7,930,665
4.500%, 5/15/17	2,900,000	3,290,595
2.375%, 7/31/17	12,000,000	12,127,500
4.750%, 8/15/17	5,000,000	5,750,780
1.875%, 9/30/17	7,000,000	6,844,138
4.250%, 11/15/17	7,000,000	7,846,566
2.250%, 11/30/17	3,000,000	2,991,327
2.625%, 1/31/18	2,500,000	2,544,335
3.500%, 2/15/18	10,000,000	10,728,910
2.750%, 2/28/18	8,000,000	8,191,872
2.625%, 4/30/18	5,000,000	5,062,500
3.875%, 5/15/18	4,000,000	4,381,564
2.375%, 5/31/18	6,500,000	6,465,485
4.000%, 8/15/18	5,500,000	6,061,171
3.750%, 11/15/18	15,000,000	16,249,215
2.750%, 2/15/19	11,000,000	11,105,699
3.125%, 5/15/19	18,500,000	19,101,250
3.625%, 8/15/19	15,000,000	15,982,035

	Principal Amount	Value (Note 1)

3.375%, 11/15/19	$17,000,000	$17,722,500
3.500%, 5/15/20	16,000,000	16,703,680
2.625%, 8/15/20	14,000,000	13,551,566
2.625%, 11/15/20	15,000,000	14,446,875
3.625%, 2/15/21	16,000,000	16,683,744
3.125%, 5/15/21	8,500,000	8,476,115

		1,050,137,033

Total Government Securities		1,367,914,301

Total Long-Term Debt Securities (70.6%) (Cost $1,358,472,344)		1,390,582,240

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(28.9%)
iShares Barclays 1-3 Year Treasury Bond Fund	2,734,000	230,476,200
iShares Barclays 3-7 Year Treasury Bond Fund	2,118,000	248,017,800
iShares Barclays 7-10 Year Treasury Bond Fund	953,500	91,402,510

Total Investment Companies (28.9%) (Cost $563,814,423)		569,896,510

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $61,945,746)	$61,945,746	61,945,746

Total Investments (102.6%) (Cost $1,984,232,513)		2,022,424,496
Other Assets Less Liabilities (-2.6%)		(51,944,241)

Net Assets (100%)		$1,970,480,255

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$18,095,020	$—	$18,095,020
Utilities	—	4,572,919	—	4,572,919
Government Securities
Agency ABS	—	156,321,725	—	156,321,725
U.S. Government Agencies	—	161,455,543	—	161,455,543
U.S. Treasuries	—	1,050,137,033	—	1,050,137,033
Investment Companies
Exchange Traded Funds (ETFs)	569,896,510	—	—	569,896,510
Short-Term Investments	—	61,945,746	—	61,945,746

Total Assets	$569,896,510	$1,452,527,986	$—	$2,022,424,496

Total Liabilities	$—	$—	$—	$—

Total	$569,896,510	$1,452,527,986	$—	$2,022,424,496

The Portfolio held no derivative contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$162,837,633
Long-term U.S. Treasury securities	247,712,577

$410,550,210

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,457,743
Long-term U.S. Treasury securities	218,849,073

$337,306,816

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,242,917
Aggregate gross unrealized depreciation	(1,490,220)

Net unrealized appreciation	$36,752,697

Federal income tax cost of investments	$1,985,671,799

The Portfolio has a net capital loss carryforward of $22,965,786 of which $11,384,023 expires in the year 2014, $1,221,059 expires in the year 2016, $5,675,116 expires in the year 2017 and $4,685,588 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,984,232,513)	$2,022,424,496
Dividends, interest and other receivables	7,854,340
Receivable from Separate Accounts for Trust shares sold	2,404,981
Other assets	17,427

Total assets	2,032,701,244

LIABILITIES
Payable for securities purchased	60,466,757
Payable to Separate Accounts for Trust shares redeemed	745,117
Investment management fees payable	565,574
Administrative fees payable	166,965
Distribution fees payable - Class IB	103,176
Trustees’ fees payable	1,205
Accrued expenses	172,195

Total liabilities	62,220,989

NET ASSETS	$1,970,480,255

Net assets were comprised of:
Paid in capital	$1,940,753,186
Accumulated undistributed net investment income (loss)	12,902,516
Accumulated undistributed net realized gain (loss) on investments	(21,367,430)
Unrealized appreciation (depreciation) on investments	38,191,983

Net assets	$1,970,480,255

Class IA
Net asset value, offering and redemption price per share, $1,470,663,921 / 146,181,632 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class IB
Net asset value, offering and redemption price per share, $499,816,334 / 50,033,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$9 .99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest	$13,290,531
Dividends	3,708,017

Total income	16,998,548

EXPENSES
Investment management fees	3,274,396
Administrative fees	966,955
Distribution fees - Class IB	613,785
Printing and mailing expenses	73,400
Professional fees	25,308
Custodian fees	25,120
Trustees’ fees	21,275
Miscellaneous	25,193

Total expenses	5,025,432

NET INVESTMENT INCOME (LOSS)	11,973,116

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	3,037,642
Net change in unrealized appreciation (depreciation) on securities	18,578,501

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,616,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,589,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,973,116	$26,028,928
Net realized gain (loss) on investments	3,037,642	(3,574,256)
Net change in unrealized appreciation (depreciation) on investments	18,578,501	55,481,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,589,259	77,936,300

DIVIDENDS:
Dividends from net investment income
Class IA	—	(19,023,000)
Class IB	—	(6,094,067)

TOTAL DIVIDENDS	—	(25,117,067)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,556,153 and 29,368,235 shares, respectively ]	214,759,100	291,521,021
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,934,837 shares, respectively ]	—	19,023,000
Capital shares repurchased [ (14,515,562) and (24,829,809) shares, respectively ]	(144,033,860)	(247,302,918)

Total Class IA transactions	70,725,240	63,241,103

Class IB
Capital shares sold [ 9,569,313 and 22,060,438 shares, respectively ]	94,567,348	217,493,200
Capital shares issued in reinvestment of dividends and distributions [ 0 and 623,384 shares, respectively ]	—	6,094,067
Capital shares repurchased [ (10,903,919) and (23,085,253) shares, respectively ]	(107,444,563)	(227,380,122)

Total Class IB transactions	(12,877,215)	(3,792,855)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,848,025	59,448,248

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,437,284	112,267,481
NET ASSETS:
Beginning of period	1,879,042,971	1,766,775,490

End of period (a)	$1,970,480,255	$1,879,042,971

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,902,516	$929,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.88	$9.59	$9.89	$9.89	$9.67	$9.77

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.15 (e)	0.14 (e)	0.37 (e)	0.44 (e)	0.40 (e)
Net realized and unrealized gain (loss) on investments	0.11	0.29	(0.31)	(0.02)	0.25	(0.07)

Total from investment operations	0.18	0.44	(0.17)	0.35	0.69	0.33

Less distributions:
Dividends from net investment income	—	(0.15)	(0.13)	(0.35)	(0.47)	(0.43)

Net asset value, end of period	$10.06	$9.88	$9.59	$9.89	$9.89	$9.67

Total return (b)	1.82%	4.55%	(1.77)%	3.56%	7.13%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,470,664	$1,374,541	$1,272,942	$233,132	$227,848	$222,451
Ratio of expenses to average net assets (a)	0.47%	0.48%	0.49%	0.65%	0.63%	0.61%
Ratio of net investment income (loss) to average net assets (a)	1.35%	1.50%	1.48%	3.74%	4.46%	4.03%
Portfolio turnover rate	18%	50%	120%	211%	167%	231%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.82	$9.54	$9.83	$9.84	$9.62	$9.71

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.12 (e)	0.35 (e)	0.41 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments	0.12	0.28	(0.31)	(0.03)	0.25	(0.06)

Total from investment operations	0.17	0.40	(0.19)	0.32	0.66	0.31

Less distributions:
Dividends from net investment income	—	(0.12)	(0.10)	(0.33)	(0.44)	(0.40)

Net asset value, end of period	$9.99	$9.82	$9.54	$9.83	$9.84	$9.62

Total return (b)	1.73%	4.19%	(1.93)%	3.19%	6.97%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$499,816	$504,502	$493,833	$557,195	$470,755	$486,352
Ratio of expenses to average net assets (a)	0.72%	0.73%	0.74%	0.90%	0.88%	0.86%
Ratio of net investment income (loss) to average net assets (a)	1.10%	1.24%	1.26%	3.49%	4.21%	3.74%
Portfolio turnover rate	18%	50%	120%	211%	167%	231%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(gg)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Government Securities Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Energy	13.9%
Materials	13.6
Financials	10.4
Exchange Traded Funds	9.9
Industrials	9.8
Consumer Staples	8.0
Consumer Discretionary	3.7
Health Care	3.7
Telecommunication Services	2.5
Information Technology	2.0
Utilities	1.9
Cash and Other	20.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,045.80	$3.96
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91
Class IB
Actual	1,000.00	1,043.70	5.22
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.78% and 1.03% respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.5%)
AGL Energy Ltd.	23,055	$362,866
Alumina Ltd.	125,721	287,832
Amcor Ltd.	63,061	487,995
AMP Ltd.	144,583	761,387
Asciano Ltd.	141,637	250,707
ASX Ltd.	8,751	286,229
Australia & New Zealand Banking Group Ltd.	131,489	3,105,314
Bendigo and Adelaide Bank Ltd.	18,244	173,817
BGP Holdings plc*†	1,044,151	—
BHP Billiton Ltd.	715,326	33,808,644
BHP Billiton Ltd. (ADR)	46,363	4,387,331
BlueScope Steel Ltd.	87,730	113,903
Boral Ltd.	36,134	171,241
Brambles Ltd.	73,389	570,153
Caltex Australia Ltd.	7,037	89,041
CFS Retail Property Trust (REIT)	93,207	181,868
Coca-Cola Amatil Ltd.	29,027	356,170
Cochlear Ltd.	2,910	224,625
Commonwealth Bank of Australia	78,608	4,424,207
Computershare Ltd.	22,977	218,732
Crown Ltd.	22,006	211,293
CSL Ltd.	27,477	973,922
Dexus Property Group (REIT)	249,118	235,726
Echo Entertainment Group Ltd.*	34,964	154,128
Fairfax Media Ltd.	106,262	112,236
Fortescue Metals Group Ltd.	63,707	436,975
Foster’s Group Ltd.	99,615	551,460
Goodman Group (REIT)	349,905	264,804
GPT Group (REIT)	88,394	300,303
Harvey Norman Holdings Ltd.	24,687	66,074
Iluka Resources Ltd.	21,242	385,358
Incitec Pivot Ltd.	83,374	347,444
Insurance Australia Group Ltd.	108,441	396,870
Leighton Holdings Ltd.	7,575	170,093
Lend Lease Group	25,764	249,021
Lynas Corp., Ltd.*†	85,863	162,819
MacArthur Coal Ltd.	8,651	102,266
Macquarie Group Ltd.	17,546	590,815
MAp Group	19,674	70,753
Metcash Ltd.	39,554	176,279
Mirvac Group (REIT)	176,178	236,856
National Australia Bank Ltd.	109,886	3,031,787
Newcrest Mining Ltd.	38,831	1,576,171
OneSteel Ltd.	71,112	141,726
Orica Ltd.	18,690	542,030
Origin Energy Ltd.	53,759	914,171
OZ Minerals Ltd.	16,025	228,822
Paladin Energy Ltd.*	34,075	92,763
Qantas Airways Ltd.*	56,764	112,518
QBE Insurance Group Ltd.	53,370	990,815
QR National Ltd.*	85,656	311,189
Ramsay Health Care Ltd.	6,465	126,373
Rio Tinto Ltd.	22,175	1,982,585
Santos Ltd.	43,296	630,888
Sonic Healthcare Ltd.	19,352	266,984

	Number of Shares	Value (Note 1)

SP AusNet	70,119	$71,099
Stockland Corp., Ltd. (REIT)	124,182	455,175
Suncorp Group Ltd.	65,620	574,742
TABCORP Holdings Ltd.	34,964	123,850
Tatts Group Ltd.	64,462	166,330
Telstra Corp., Ltd.	220,452	684,552
Toll Holdings Ltd.	35,389	184,850
Transurban Group	66,465	374,239
Wesfarmers Ltd.	50,949	1,746,034
Wesfarmers Ltd. (PPS)	7,823	271,295
Westfield Group (REIT)	111,325	1,037,411
Westfield Retail Trust (REIT)	146,061	425,191
Westpac Banking Corp.	151,800	3,641,402
Woodside Petroleum Ltd.	31,687	1,397,772
Woolworths Ltd.	60,994	1,818,819
WorleyParsons Ltd.	9,624	292,217

		80,671,357

Austria (0.1%)
Erste Group Bank AG	9,364	490,481
Immofinanz AG*	49,628	211,524
OMV AG	7,906	345,427
Raiffeisen Bank International AG	2,530	130,216
Telekom Austria AG	16,255	207,341
Verbund AG	3,463	150,968
Vienna Insurance Group AG	1,998	109,823
Voestalpine AG	5,586	308,351

		1,954,131

Belgium (0.4%)
Ageas	110,148	298,689
Anheuser-Busch InBev N.V.	40,652	2,357,211
Bekaert S.A.	1,944	147,986
Belgacom S.A.	7,365	263,122
Colruyt S.A.	3,826	191,362
Delhaize Group S.A.	4,988	373,974
Dexia S.A.*	27,998	87,116
Groupe Bruxelles Lambert S.A.	4,226	375,662
KBC Groep N.V.	8,021	315,073
Mobistar S.A.	1,529	116,099
Solvay S.A.	2,999	463,393
UCB S.A.	5,096	228,985
Umicore S.A.	5,847	318,693

		5,537,365

Bermuda (0.5%)
Nabors Industries Ltd.*	74,959	1,846,990
PartnerReinsurance Ltd.	74,478	5,127,810
Seadrill Ltd.	15,732	553,780

		7,528,580

Brazil (1.4%)
Vale S.A. (ADR)	629,811	20,122,461

Canada (11.0%)
Agrium, Inc. (When Issued)	258,315	22,669,724
Brookfield Asset Management, Inc., Class A	99,134	3,288,275
Canadian National Railway Co.	342,226	27,343,857
Canadian Natural Resources Ltd. (New York Exchange)	372,052	15,574,097
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	3,067,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Canadian Pacific Railway Ltd. (New York Exchange)	224,835	$14,011,717
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	6,476,300
Cenovus Energy, Inc. (New York Exchange)	124,826	4,700,947
Cenovus Energy, Inc. (Toronto Exchange)	30,974	1,169,012
Ensign Energy Services, Inc.	15,370	304,707
Finning International, Inc.	171,922	5,098,210
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	114,417	6,520,625
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	427,272	24,401,619
Suncor Energy, Inc. (New York Exchange)	437,587	17,109,652
Suncor Energy, Inc. (Toronto Exchange)	116,754	4,575,977
Talisman Energy, Inc. (New York Exchange)	75,000	1,536,750
Talisman Energy, Inc. (Toronto Exchange)	118,836	2,440,916

		160,290,278

China (0.0%)
Foxconn International Holdings Ltd.*	93,558	41,336
Yangzijiang Shipbuilding Holdings Ltd.	102,652	122,577

		163,913

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	39,996	118,028

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	27	223,442
A. P. Moller - Maersk A/S, Class B	68	586,724
Carlsberg A/S, Class B	5,354	582,589
Coloplast A/S, Class B	1,197	181,979
Danske Bank A/S*	33,058	613,946
DSV A/S	10,830	259,873
Novo Nordisk A/S, Class B	21,195	2,657,286
Novozymes A/S, Class B	2,246	365,416
Pandora A/S	2,947	93,169
TDC A/S*	18,872	172,482
Tryg A/S	1,324	76,337
Vestas Wind Systems A/S*	10,358	240,801
William Demant Holding A/S*	1,235	111,434

		6,165,478

Finland (0.4%)
Elisa Oyj	6,877	148,031
Fortum Oyj	22,376	648,028
Kesko Oyj, Class B	3,450	160,585
Kone Oyj, Class B	8,022	503,692
Metso Oyj	6,441	365,830
Neste Oil Oyj	7,253	113,704
Nokia Oyj	189,575	1,224,390
Nokian Renkaat Oyj	5,569	279,149
Orion Oyj, Class B	5,219	134,493
Outokumpu Oyj	6,440	85,246

	Number of Shares	Value (Note 1)

Pohjola Bank plc, Class A	7,212	$93,261
Rautaruukki Oyj	3,994	90,239
Sampo Oyj, Class A	20,971	677,100
Sanoma Oyj	4,295	79,602
Stora Enso Oyj, Class R	29,415	308,621
UPM-Kymmene Oyj	26,303	480,990
Wartsila Oyj	8,084	272,770

		5,665,731

France (4.0%)
Accor S.A.	7,185	321,706
Aeroports de Paris S.A.	1,761	165,642
Air France-KLM*	7,194	110,437
Air Liquide S.A.	14,377	2,060,824
Alcatel-Lucent*	114,836	662,964
Alstom S.A.	10,412	641,242
Arkema S.A.	2,809	289,178
Atos Origin S.A.	2,334	131,886
AXA S.A.‡	88,111	2,000,473
BNP Paribas S.A.	48,551	3,744,519
Bouygues S.A.	11,885	522,513
Bureau Veritas S.A.	2,770	233,956
Cap Gemini S.A.	7,669	449,325
Carrefour S.A.*	29,228	1,200,415
Casino Guichard Perrachon S.A.	2,808	264,692
Christian Dior S.A.	2,757	433,814
Cie de Saint-Gobain S.A.	20,197	1,307,989
Cie Generale de Geophysique-Veritas*	7,318	269,576
Cie Generale des Etablissements Michelin, Class B	8,937	874,079
Cie Generale d’Optique Essilor International S.A.	10,171	824,970
CNP Assurances S.A.	8,164	178,009
Credit Agricole S.A.	48,658	731,804
Danone S.A.	29,631	2,210,899
Dassault Systemes S.A.	3,045	259,259
Edenred	7,990	243,650
EDF S.A.	12,159	477,333
Eiffage S.A.	2,102	139,096
Eramet S.A.	277	91,748
Eurazeo S.A.	1,581	115,451
Eutelsat Communications S.A.	5,004	225,072
Fonciere des Regions (REIT)	1,251	132,529
France Telecom S.A.	94,262	2,005,268
GDF Suez S.A.	62,658	2,293,087
Gecina S.A. (REIT)	1,114	155,630
Groupe Eurotunnel S.A. (Registered)	27,569	308,255
ICADE (REIT)	1,167	143,903
Iliad S.A.	849	113,924
Imerys S.A.	1,856	130,701
J.C. Decaux S.A.*	3,465	111,000
Klepierre S.A. (REIT)	4,893	201,916
Lafarge S.A.	10,125	645,247
Lagardere S.C.A.	5,606	236,868
Legrand S.A.	10,010	421,575
L’Oreal S.A.	12,173	1,581,081
LVMH Moet Hennessy Louis Vuitton S.A.	12,446	2,240,002
Metropole Television S.A.	3,330	77,050
Natixis S.A.	44,857	225,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Neopost S.A.	1,644	$141,236
Pernod-Ricard S.A.	10,129	998,439
Peugeot S.A.	7,600	340,252
PPR S.A.	3,802	677,097
Publicis Groupe S.A.	6,246	348,672
Renault S.A.	9,770	578,440
Safran S.A.	8,387	358,209
Sanofi	56,436	4,535,990
Schneider Electric S.A.	12,352	2,063,673
SCOR SE	8,973	254,963
Societe BIC S.A.	1,385	133,849
Societe Generale S.A.	32,119	1,903,743
Societe Television Francaise 1 S.A.	5,980	108,867
Sodexo S.A.	4,767	373,504
Suez Environnement Co. S.A.	13,039	259,877
Technip S.A.	5,087	544,913
Thales S.A.	4,911	211,748
Total S.A.	107,073	6,192,683
Unibail-Rodamco S.A. (REIT)	4,638	1,071,821
Vallourec S.A.	5,752	700,432
Veolia Environnement S.A.	17,610	496,164
Vinci S.A.	22,330	1,430,412
Vivendi S.A.	62,820	1,746,935
Wendel S.A.	1,668	204,976

		57,882,538

Germany (3.9%)
Adidas AG	10,577	838,967
Allianz SE (Registered)	22,981	3,210,842
Axel Springer AG	2,199	108,608
BASF SE	93,608	9,160,510
Bayer AG (Registered)	41,868	3,366,023
Bayerische Motoren Werke (BMW) AG	16,760	1,670,074
Bayerische Motoren Werke (BMW) AG (Preference)	2,701	171,686
Beiersdorf AG	5,253	340,878
Brenntag AG	1,701	197,723
Celesio AG	4,404	87,808
Commerzbank AG*	182,095	783,028
Continental AG*	4,058	426,067
Daimler AG (Registered)	45,927	3,456,507
Deutsche Bank AG (Registered)	47,059	2,780,642
Deutsche Boerse AG	10,004	759,238
Deutsche Lufthansa AG (Registered)	12,191	265,518
Deutsche Post AG (Registered)	43,006	825,874
Deutsche Telekom AG (Registered)	142,199	2,230,405
E.ON AG	91,176	2,588,303
Fraport AG	1,907	153,338
Fresenius Medical Care AG & Co. KGaA	9,957	744,443
Fresenius SE & Co. KGaA	5,765	601,719
GEA Group AG	8,509	304,272
Hannover Rueckversicherung AG (Registered)	2,827	147,457
HeidelbergCement AG	7,076	451,078
Henkel AG & Co. KGaA	6,440	369,100

	Number of Shares	Value (Note 1)

Henkel AG & Co. KGaA (Preference)	8,915	$618,080
Hochtief AG	2,248	187,674
Infineon Technologies AG	54,368	610,071
K+S AG	8,731	671,016
Kabel Deutschland Holding AG*	3,656	224,788
Lanxess AG	4,187	343,260
Linde AG	8,584	1,505,002
MAN SE	5,279	703,365
Merck KGaA	3,268	355,131
Metro AG	6,554	396,755
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,609	1,466,960
Porsche Automobil Holding SE (Preference)	7,848	622,519
ProSiebenSat.1 Media AG (Preference)*	3,779	107,129
RWE AG	21,195	1,173,028
RWE AG (Preference)	2,014	102,673
Salzgitter AG	2,052	156,474
SAP AG	46,603	2,818,649
Siemens AG (Registered)	41,660	5,720,122
Suedzucker AG	3,340	118,687
ThyssenKrupp AG	16,776	870,260
TUI AG*	6,783	73,525
United Internet AG (Registered)	6,252	131,411
Volkswagen AG	1,455	267,323
Volkswagen AG (Preference)	7,320	1,509,202
Wacker Chemie AG	809	174,915

		56,968,127

Greece (0.1%)
Alpha Bank AE*	26,424	133,535
Coca Cola Hellenic Bottling Co. S.A.*	9,395	251,768
EFG Eurobank Ergasias S.A.*	13,912	65,462
Hellenic Telecommunications Organization S.A.	11,721	109,878
National Bank of Greece S.A.*	48,477	348,300
OPAP S.A.	11,344	177,250
Public Power Corp. S.A.	4,929	70,725

		1,156,918

Hong Kong (1.1%)
AIA Group Ltd.*	400,000	1,392,153
ASM Pacific Technology Ltd.	9,907	136,965
Bank of East Asia Ltd.	78,180	321,230
BOC Hong Kong Holdings Ltd.	191,043	555,956
Cathay Pacific Airways Ltd.	59,575	138,872
Cheung Kong Holdings Ltd.	69,899	1,027,952
Cheung Kong Infrastructure Holdings Ltd.	23,340	121,565
CLP Holdings Ltd.	97,064	861,038
Esprit Holdings Ltd.	62,257	193,934
Galaxy Entertainment Group Ltd.*	63,000	136,551
Hang Lung Group Ltd.	44,739	285,725
Hang Lung Properties Ltd.	125,438	519,562
Hang Seng Bank Ltd.	38,174	610,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Henderson Land Development Co., Ltd.	56,190	$363,555
Hong Kong & China Gas Co., Ltd.	235,320	535,461
Hong Kong Exchanges and Clearing Ltd.	52,127	1,097,406
Hopewell Holdings Ltd.	26,851	85,401
Hutchison Whampoa Ltd.	108,571	1,177,126
Hysan Development Co., Ltd.	32,459	160,693
Kerry Properties Ltd.	38,232	185,019
Li & Fung Ltd.	287,038	577,298
Lifestyle International Holdings Ltd.	30,741	90,230
Link REIT (REIT)	112,686	384,727
MTR Corp.	74,529	265,063
New World Development Ltd.	120,780	183,467
Noble Group Ltd.	192,979	310,690
NWS Holdings Ltd.	68,215	91,405
Orient Overseas International Ltd.	11,452	74,177
PCCW Ltd.	201,585	87,072
Power Assets Holdings Ltd.	70,496	533,999
Shangri-La Asia Ltd.	71,859	176,977
Sino Land Co., Ltd.	132,038	213,483
SJM Holdings Ltd.	78,000	185,810
Sun Hung Kai Properties Ltd.	71,278	1,040,234
Swire Pacific Ltd., Class A	36,831	543,092
Wharf Holdings Ltd.	76,330	533,196
Wheelock & Co., Ltd.	47,116	190,630
Wing Hang Bank Ltd.	9,356	102,522
Yue Yuen Industrial Holdings Ltd.	39,199	125,036

		15,615,795

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd.*† (b)	67,703	—
CRH plc	35,310	781,915
Elan Corp. plc*	24,136	276,581
Experian plc	49,915	635,710
James Hardie Industries SE (CDI)*	20,482	129,618
Kerry Group plc, Class A	7,203	297,845
Shire plc	28,454	888,268
WPP plc	64,849	811,873

		3,821,810

Israel (0.3%)
Bank Hapoalim B.M.*	52,841	264,014
Bank Leumi Le-Israel B.M.	62,260	294,170
Bezeq Israeli Telecommunication Corp., Ltd.	90,146	228,141
Cellcom Israel Ltd.	2,420	67,371
Delek Group Ltd.	233	52,429
Elbit Systems Ltd.	1,128	53,659
Israel Chemicals Ltd.	22,606	360,838
Israel Corp., Ltd.	106	115,995
Israel Discount Bank Ltd., Class A*	37,255	73,535
Makhteshim-Agan Industries Ltd.*	13,228	73,969
Mizrahi Tefahot Bank Ltd.	5,929	63,054
NICE Systems Ltd.*	2,765	100,276

	Number of Shares	Value (Note 1)

Partner Communications Co., Ltd.	4,173	$62,609
Teva Pharmaceutical Industries Ltd.	47,486	2,289,319

		4,099,379

Italy (1.6%)
A2A S.p.A.	56,836	88,484
Assicurazioni Generali S.p.A.	59,271	1,249,933
Atlantia S.p.A.	15,935	339,241
Autogrill S.p.A.	5,993	78,722
Banca Carige S.p.A.	33,013	74,808
Banca Monte dei Paschi di Siena S.p.A.	218,283	165,410
Banco Popolare S.c.a.r.l.	89,548	206,206
Enel Green Power S.p.A.	89,627	247,217
Enel S.p.A.	333,239	2,176,649
ENI S.p.A.	121,671	2,884,392
Exor S.p.A.	3,044	95,083
Fiat Industrial S.p.A.*	38,340	495,650
Fiat S.p.A.	38,340	420,921
Finmeccanica S.p.A.	19,492	235,893
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	51,955	112,078
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	512,482	1,362,889
Luxottica Group S.p.A.	6,176	197,977
Mediaset S.p.A.	37,729	177,387
Mediobanca S.p.A.	24,855	251,781
Parmalat S.p.A.*	61,379	230,892
Pirelli & C. S.p.A.	12,119	130,952
Prysmian S.p.A.	10,525	211,706
Saipem S.p.A.	172,447	8,903,187
Snam Rete Gas S.p.A.	81,482	482,375
Telecom Italia S.p.A.	474,904	660,819
Telecom Italia S.p.A. (RNC)	299,770	348,872
Terna Rete Elettrica Nazionale S.p.A.	60,795	282,509
UniCredit S.p.A.	682,944	1,444,516
Unione di Banche Italiane S.c.p.A.	41,828	235,488

		23,792,037

Japan (8.1%)
ABC-Mart, Inc.	1,240	50,328
Advantest Corp.	7,598	139,710
Aeon Co., Ltd.	30,652	369,955
Aeon Credit Service Co., Ltd.	3,838	52,399
Aeon Mall Co., Ltd.	3,662	88,883
Air Water, Inc.	7,000	84,364
Aisin Seiki Co., Ltd.	9,638	373,205
Ajinomoto Co., Inc.	34,168	406,313
Alfresa Holdings Corp.	1,866	72,630
All Nippon Airways Co., Ltd.	41,302	135,025
Amada Co., Ltd.	17,148	131,917
Aozora Bank Ltd.	26,918	62,410
Asahi Breweries Ltd.	19,987	402,731
Asahi Glass Co., Ltd.	51,752	604,286
Asahi Kasei Corp.	66,078	446,185
Asics Corp.	6,948	103,758
Astellas Pharma, Inc.	22,830	882,772
Bank of Kyoto Ltd.	15,082	138,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Bank of Yokohama Ltd.	60,700	$303,541
Benesse Holdings, Inc.	3,274	140,897
Bridgestone Corp.	33,264	765,557
Brother Industries Ltd.	11,715	173,133
Canon, Inc.	57,730	2,752,961
Casio Computer Co., Ltd.	11,727	82,566
Central Japan Railway Co.	75	589,489
Chiba Bank Ltd.	39,672	248,722
Chiyoda Corp.	8,000	92,065
Chubu Electric Power Co., Inc.	34,854	682,118
Chugai Pharmaceutical Co., Ltd.	11,647	191,086
Chugoku Bank Ltd.	9,511	117,601
Chugoku Electric Power Co., Inc.	14,662	254,348
Citizen Holdings Co., Ltd.	12,852	76,856
Coca-Cola West Co., Ltd.	3,148	60,360
Cosmo Oil Co., Ltd.	31,222	88,727
Credit Saison Co., Ltd.	7,516	126,523
Dai Nippon Printing Co., Ltd.	29,162	328,715
Daicel Chemical Industries Ltd.	14,955	99,047
Daido Steel Co., Ltd.	14,519	97,191
Daihatsu Motor Co., Ltd.	9,200	156,784
Dai-ichi Life Insurance Co., Ltd.	456	638,477
Daiichi Sankyo Co., Ltd.	33,487	655,001
Daikin Industries Ltd.	12,223	433,183
Dainippon Sumitomo Pharma Co., Ltd.	8,292	78,863
Daito Trust Construction Co., Ltd.	3,638	308,967
Daiwa House Industry Co., Ltd.	23,658	297,863
Daiwa Securities Group, Inc.	86,476	380,970
DeNA Co., Ltd.	5,000	215,636
Denki Kagaku Kogyo KK	24,718	119,067
Denso Corp.	24,412	906,385
Dentsu, Inc.	8,691	256,843
East Japan Railway Co.	17,320	995,278
Eisai Co., Ltd.	13,054	509,846
Electric Power Development Co., Ltd.	5,803	156,737
Elpida Memory, Inc.*	9,739	114,654
FamilyMart Co., Ltd.	3,104	114,096
FANUC Corp.	9,644	1,608,153
Fast Retailing Co., Ltd.	2,716	439,766
Fuji Electric Holdings Co., Ltd.	30,288	94,683
Fuji Heavy Industries Ltd.	29,480	229,059
Fujifilm Holdings Corp.	23,368	728,373
Fujitsu Ltd.	92,742	530,057
Fukuoka Financial Group, Inc.	39,983	167,197
Furukawa Electric Co., Ltd.	34,288	143,110
Gree, Inc.*	4,400	96,424
GS Yuasa Corp.	19,963	133,373
Gunma Bank Ltd.	20,274	107,175
Hachijuni Bank Ltd.	23,088	129,789
Hakuhodo DY Holdings, Inc.	986	52,726
Hamamatsu Photonics KK	3,400	147,027
Hino Motors Ltd.	12,830	74,886
Hirose Electric Co., Ltd.	1,766	181,022
Hiroshima Bank Ltd.	26,280	114,679
Hisamitsu Pharmaceutical Co., Inc.	3,167	135,031
Hitachi Chemical Co., Ltd.	4,988	99,260

	Number of Shares	Value (Note 1)

Hitachi Construction Machinery Co., Ltd.	5,451	$121,896
Hitachi High-Technologies Corp.	3,618	79,464
Hitachi Ltd.	228,211	1,349,018
Hitachi Metals Ltd.	8,386	118,559
Hokkaido Electric Power Co., Inc.	9,968	166,069
Hokuhoku Financial Group, Inc.	63,952	126,968
Hokuriku Electric Power Co.	8,738	167,113
Honda Motor Co., Ltd.	82,504	3,180,000
Hoya Corp.	22,002	487,675
Ibiden Co., Ltd.	6,134	191,849
Idemitsu Kosan Co., Ltd.	1,190	127,103
IHI Corp.	67,834	175,623
INPEX Corp.	110	812,100
Isetan Mitsukoshi Holdings Ltd.	18,448	180,631
Isuzu Motors Ltd.	61,138	289,723
ITOCHU Corp.	75,032	780,496
ITOCHU Techno-Solutions Corp.	1,534	54,584
Iyo Bank Ltd.	13,578	125,064
J. Front Retailing Co., Ltd.	25,068	110,860
Japan Petroleum Exploration Co.	1,310	61,599
Japan Prime Realty Investment Corp. (REIT)	32	84,950
Japan Real Estate Investment Corp. (REIT)	23	225,934
Japan Retail Fund Investment Corp. (REIT)	84	129,665
Japan Steel Works Ltd.	15,022	103,359
Japan Tobacco, Inc.	227	876,045
JFE Holdings, Inc.	23,176	637,726
JGC Corp.	10,326	282,793
Joyo Bank Ltd.	33,480	140,853
JS Group Corp.	13,123	338,163
JSR Corp.	9,518	184,668
JTEKT Corp.	11,182	164,287
Jupiter Telecommunications Co., Ltd.	87	97,285
JX Holdings, Inc.	112,078	756,846
Kajima Corp.	43,739	125,524
Kamigumi Co., Ltd.	10,704	100,106
Kaneka Corp.	13,644	89,817
Kansai Electric Power Co., Inc.	38,623	770,884
Kansai Paint Co., Ltd.	10,452	95,348
Kao Corp.	26,967	708,715
Kawasaki Heavy Industries Ltd.	73,840	294,526
Kawasaki Kisen Kaisha Ltd.	36,162	126,502
KDDI Corp.	146	1,050,485
Keikyu Corp.	23,466	169,909
Keio Corp.	31,347	172,920
Keisei Electric Railway Co., Ltd.	13,955	82,632
Keyence Corp.	2,149	609,479
Kikkoman Corp.	6,823	71,816
Kinden Corp.	5,696	48,704
Kintetsu Corp.	85,980	275,949
Kirin Holdings Co., Ltd.	41,991	587,084
Kobe Steel Ltd.	129,095	293,715
Koito Manufacturing Co., Ltd.	5,000	87,468
Komatsu Ltd.	48,172	1,498,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Konami Corp.	5,188	$123,093
Konica Minolta Holdings, Inc.	22,936	191,372
Kubota Corp.	57,508	512,044
Kuraray Co., Ltd.	18,092	265,550
Kurita Water Industries Ltd.	5,814	173,592
Kyocera Corp.	7,704	783,716
Kyowa Hakko Kirin Co., Ltd.	13,267	126,550
Kyushu Electric Power Co., Inc.	19,588	353,206
Lawson, Inc.	3,080	161,762
Mabuchi Motor Co., Ltd.	1,252	63,261
Makita Corp.	5,746	266,959
Marubeni Corp.	85,668	569,365
Marui Group Co., Ltd.	11,386	86,318
Maruichi Steel Tube Ltd.	2,816	69,757
Mazda Motor Corp.*	71,679	189,054
McDonald’s Holdings Co. Japan Ltd.	2,880	73,321
Medipal Holdings Corp.	7,522	66,466
MEIJI Holdings Co., Ltd.	3,734	157,355
Minebea Co., Ltd.	16,711	89,065
Miraca Holdings, Inc.	2,700	109,540
Mitsubishi Chemical Holdings Corp.	68,859	488,470
Mitsubishi Corp.	68,984	1,728,390
Mitsubishi Electric Corp.	97,371	1,130,834
Mitsubishi Estate Co., Ltd.	63,011	1,106,148
Mitsubishi Gas Chemical Co., Inc.	19,711	144,627
Mitsubishi Heavy Industries Ltd.	151,256	712,702
Mitsubishi Logistics Corp.	6,008	67,468
Mitsubishi Materials Corp.	57,819	182,210
Mitsubishi Motors Corp.*	204,218	249,952
Mitsubishi Tanabe Pharma Corp.	11,890	199,493
Mitsubishi UFJ Financial Group, Inc.	644,416	3,137,193
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,930	113,322
Mitsui & Co., Ltd.	87,354	1,510,621
Mitsui Chemicals, Inc.	44,288	161,786
Mitsui Engineering & Shipbuilding Co., Ltd.	36,858	80,672
Mitsui Fudosan Co., Ltd.	42,427	731,463
Mitsui O.S.K. Lines Ltd.	56,575	304,451
Mizuho Financial Group, Inc.	1,046,637	1,725,500
Mizuho Securities Co., Ltd.*	28,222	68,008
Mizuho Trust & Banking Co., Ltd.	72,588	64,383
MS&AD Insurance Group Holdings, Inc.	28,898	677,827
Murata Manufacturing Co., Ltd.	10,171	679,435
Nabtesco Corp.	4,700	113,954
Namco Bandai Holdings, Inc.	10,719	129,034
NEC Corp.*	135,742	310,798
NGK Insulators Ltd.	12,267	228,707
NGK Spark Plug Co., Ltd.	8,948	123,567
NHK Spring Co., Ltd.	6,075	62,173
Nidec Corp.	5,646	527,030
Nikon Corp.	16,759	395,418
Nintendo Co., Ltd.	5,039	948,949
Nippon Building Fund, Inc. (REIT)	27	263,524

	Number of Shares	Value (Note 1)

Nippon Electric Glass Co., Ltd.	20,022	$256,489
Nippon Express Co., Ltd.	45,427	184,199
Nippon Meat Packers, Inc.	9,075	130,121
Nippon Paper Group, Inc.	4,730	105,215
Nippon Sheet Glass Co., Ltd.	45,414	140,995
Nippon Steel Corp.	257,567	835,864
Nippon Telegraph & Telephone Corp.	24,087	1,171,241
Nippon Yusen KK	78,442	292,055
Nishi-Nippon City Bank Ltd.	35,480	105,047
Nissan Motor Co., Ltd.	126,648	1,329,458
Nisshin Seifun Group, Inc.	9,638	120,420
Nisshin Steel Co., Ltd.	31,672	60,523
Nissin Foods Holdings Co., Ltd.	3,106	113,037
Nitori Holdings Co., Ltd.	1,925	182,924
Nitto Denko Corp.	8,311	422,164
NKSJ Holdings, Inc.	75,619	498,923
NOK Corp.	5,364	91,788
Nomura Holdings, Inc.	179,308	887,147
Nomura Real Estate Holdings, Inc.	4,575	76,378
Nomura Real Estate Office Fund, Inc. (REIT)	12	79,717
Nomura Research Institute Ltd.	5,588	122,309
NSK Ltd.	22,970	229,079
NTN Corp.	22,214	126,408
NTT Data Corp.	68	225,978
NTT DoCoMo, Inc.	776	1,384,340
NTT Urban Development Corp.	53	45,567
Obayashi Corp.	33,666	146,811
Odakyu Electric Railway Co., Ltd.	32,103	254,972
OJI Paper Co., Ltd.	43,612	209,029
Olympus Corp.	11,052	372,502
Omron Corp.	10,144	281,953
Ono Pharmaceutical Co., Ltd.	4,475	238,884
Oracle Corp. Japan	1,940	84,537
Oriental Land Co., Ltd.	2,486	210,734
ORIX Corp.	5,241	509,844
Osaka Gas Co., Ltd.	100,868	383,132
Otsuka Corp.	739	46,059
Otsuka Holdings Co., Ltd.	12,800	339,323
Panasonic Corp.	112,186	1,370,870
Rakuten, Inc.	377	390,729
Resona Holdings, Inc.	93,502	440,322
Ricoh Co., Ltd.	33,480	371,443
Rinnai Corp.	1,584	114,578
Rohm Co., Ltd.	5,126	293,703
Sankyo Co., Ltd.	2,798	144,608
Santen Pharmaceutical Co., Ltd.	3,731	151,667
SBI Holdings, Inc.	992	92,050
Secom Co., Ltd.	10,627	510,355
Sega Sammy Holdings, Inc.	9,875	191,264
Seiko Epson Corp.	6,722	116,484
Sekisui Chemical Co., Ltd.	22,214	189,626
Sekisui House Ltd.	28,970	269,401
Seven & I Holdings Co., Ltd.	37,912	1,019,904
Seven Bank Ltd.	28	56,007
Sharp Corp.	51,938	473,698
Shikoku Electric Power Co., Inc.	8,943	203,137
Shimadzu Corp.	11,140	102,107
Shimamura Co., Ltd.	1,146	109,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Shimano, Inc.	3,836	$210,932
Shimizu Corp.	30,910	128,606
Shin-Etsu Chemical Co., Ltd.	20,764	1,113,765
Shinsei Bank Ltd.	70,173	69,790
Shionogi & Co., Ltd.	15,807	258,951
Shiseido Co., Ltd.	18,222	340,782
Shizuoka Bank Ltd.	30,724	282,500
Showa Denko KK	76,382	158,568
Showa Shell Sekiyu KK	9,875	91,640
SMC Corp.	2,648	477,083
Softbank Corp.	43,872	1,661,641
Sojitz Corp.	62,842	117,892
Sony Corp.	50,864	1,346,349
Sony Financial Holdings, Inc.	9,200	166,353
Square Enix Holdings Co., Ltd.	3,024	54,537
Stanley Electric Co., Ltd.	7,084	123,944
Sumco Corp.*	6,552	110,658
Sumitomo Chemical Co., Ltd.	79,158	395,359
Sumitomo Corp.	56,328	767,754
Sumitomo Electric Industries Ltd.	39,160	571,467
Sumitomo Heavy Industries Ltd.	25,784	179,664
Sumitomo Metal Industries Ltd.	164,920	370,933
Sumitomo Metal Mining Co., Ltd.	26,784	439,685
Sumitomo Mitsui Financial Group, Inc.	68,368	2,104,090
Sumitomo Mitsui Trust Holdings, Inc.	160,268	559,115
Sumitomo Realty & Development Co., Ltd.	18,526	414,187
Sumitomo Rubber Industries Ltd.	8,836	106,985
Suruga Bank Ltd.	8,890	77,259
Suzuken Co., Ltd.	3,806	87,955
Suzuki Motor Corp.	16,936	381,658
Sysmex Corp.	3,400	127,888
T&D Holdings, Inc.	14,684	348,830
Taisei Corp.	53,183	121,911
Taisho Pharmaceutical Co., Ltd.	5,571	125,598
Taiyo Nippon Sanso Corp.	11,392	90,891
Takashimaya Co., Ltd.	11,955	82,455
Takeda Pharmaceutical Co., Ltd.	40,023	1,851,102
TDK Corp.	6,171	339,837
Teijin Ltd.	48,250	212,910
Terumo Corp.	8,550	462,028
THK Co., Ltd.	6,208	158,027
Tobu Railway Co., Ltd.	50,991	214,840
Toho Co., Ltd.	6,046	100,595
Toho Gas Co., Ltd.	18,592	100,705
Tohoku Electric Power Co., Inc.	22,259	321,153
Tokio Marine Holdings, Inc.	36,815	1,034,288
Tokyo Electric Power Co., Inc.	73,858	303,373
Tokyo Electron Ltd.	8,536	465,669
Tokyo Gas Co., Ltd.	128,711	582,244
Tokyu Corp.	57,011	237,289
Tokyu Land Corp.	23,592	100,119
TonenGeneral Sekiyu KK	14,830	182,348
Toppan Printing Co., Ltd.	27,910	216,434
Toray Industries, Inc.	73,774	545,983
Toshiba Corp.	204,683	1,083,275
Tosoh Corp.	24,095	96,846
TOTO Ltd.	14,267	110,943

	Number of Shares	Value (Note 1)

Toyo Seikan Kaisha Ltd.	7,804	$131,118
Toyo Suisan Kaisha Ltd.	4,756	112,410
Toyoda Gosei Co., Ltd.	2,942	66,713
Toyota Boshoku Corp.	2,992	49,577
Toyota Industries Corp.	9,218	303,655
Toyota Motor Corp.	139,636	5,879,067
Toyota Tsusho Corp.	10,914	187,049
Trend Micro, Inc.	5,382	167,093
Tsumura & Co.	3,004	96,117
Ube Industries Ltd.	50,123	150,968
Unicharm Corp.	5,794	253,204
Ushio, Inc.	5,264	104,110
USS Co., Ltd.	1,211	93,937
West Japan Railway Co.	8,600	336,677
Yahoo! Japan Corp.	766	263,701
Yakult Honsha Co., Ltd.	4,907	142,070
Yamada Denki Co., Ltd.	4,182	341,157
Yamaguchi Financial Group, Inc.	10,763	100,507
Yamaha Corp.	8,179	93,007
Yamaha Motor Co., Ltd.*	13,532	248,538
Yamato Holdings Co., Ltd.	20,936	328,839
Yamato Kogyo Co., Ltd.	2,054	63,877
Yamazaki Baking Co., Ltd.	5,571	74,658
Yaskawa Electric Corp.	10,140	113,740
Yokogawa Electric Corp.*	10,503	90,067

		117,642,773

Luxembourg (1.0%)
ArcelorMittal S.A.	43,725	1,521,510
Millicom International Cellular S.A. (SDR)	3,715	387,603
SES S.A. (FDR)	15,244	427,644
Tenaris S.A.	23,548	537,655
Tenaris S.A. (ADR)	246,195	11,258,497

		14,132,909

Macau (0.0%)
Sands China Ltd.*	121,467	330,959
Wynn Macau Ltd.	77,600	255,663

		586,622

Mauritius (0.0%)
Essar Energy plc*	16,162	106,124

Mexico (0.0%)
Fresnillo plc	9,222	207,858

Netherlands (2.4%)
Aegon N.V.*	87,128	593,794
Akzo Nobel N.V.	11,778	742,988
ASML Holding N.V.	22,095	814,036
Core Laboratories N.V.	51,400	5,733,156
Corio N.V. (REIT)	3,047	201,838
Delta Lloyd N.V.	5,120	121,594
European Aeronautic Defence and Space Co. N.V.	20,661	691,553
Fugro N.V. (CVA)	3,430	247,322
Heineken Holding N.V.	5,973	305,657
Heineken N.V.	13,126	789,489
ING Groep N.V. (CVA)*	193,803	2,390,618
Koninklijke (Royal) KPN N.V.	80,198	1,165,764
Koninklijke Ahold N.V.	61,083	820,805
Koninklijke Boskalis Westminster N.V.	3,483	164,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Koninklijke DSM N.V.	7,735	$502,021
Koninklijke Philips Electronics N.V.	49,914	1,281,007
Koninklijke Vopak N.V.	3,562	174,550
PostNL N.V.	17,130	145,349
QIAGEN N.V.*	12,456	238,787
Randstad Holding N.V.	6,041	279,192
Reed Elsevier N.V.	35,173	472,357
Royal Dutch Shell plc, Class A	180,568	6,434,044
Royal Dutch Shell plc, Class B	136,495	4,872,362
SBM Offshore N.V.	8,638	228,498
TNT Express N.V.*	18,623	193,148
Unilever N.V. (N.Y. Shares)	89,540	2,941,389
Unilever N.V. (CVA)	82,350	2,697,791
Wolters Kluwer N.V.	14,914	330,485

		35,574,280

New Zealand (0.0%)
Auckland International Airport Ltd.	48,063	88,780
Contact Energy Ltd.*	18,062	80,265
Fletcher Building Ltd.	34,453	246,469
Sky City Entertainment Group Ltd.	29,859	89,719
Telecom Corp. of New Zealand Ltd.	98,532	199,898

		705,131

Norway (0.3%)
Aker Solutions ASA	8,136	162,878
DnB NOR ASA	50,235	700,233
Gjensidige Forsikring ASA	10,181	125,466
Norsk Hydro ASA	47,373	362,740
Orkla ASA	38,114	362,182
Renewable Energy Corp. ASA*	20,299	34,876
Statoil ASA	56,920	1,441,252
Telenor ASA	37,748	618,185
Yara International ASA	9,326	527,109

		4,334,921

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	149,603	88,915
Banco Espirito Santo S.A. (Registered)	27,574	102,721
Cimpor Cimentos de Portugal SGPS S.A.	8,251	63,047
EDP - Energias de Portugal S.A.	96,160	341,389
Galp Energia SGPS S.A., Class B	11,588	276,441
Jeronimo Martins SGPS S.A.	11,352	218,075
Portugal Telecom SGPS S.A. (Registered)	34,102	337,704

		1,428,292

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	89,522	148,778
CapitaLand Ltd.	134,502	319,873
CapitaMall Trust (REIT)	96,267	146,825
CapitaMalls Asia Ltd.	76,421	91,866
City Developments Ltd.	24,280	206,412

	Number of Shares	Value (Note 1)

ComfortDelGro Corp., Ltd.	97,550	$115,957
Cosco Corp., (Singapore) Ltd.	50,056	79,890
DBS Group Holdings Ltd.	87,795	1,050,872
Fraser and Neave Ltd.	44,620	210,649
Genting Singapore plc*	302,261	476,965
Global Logistic Properties Ltd.*	93,000	156,215
Golden Agri-Resources Ltd.	333,537	185,361
Hutchison Port Holdings Trust, Class U*	265,000	224,299
Jardine Cycle & Carriage Ltd.	5,449	191,515
Keppel Corp., Ltd.	70,685	639,577
Keppel Land Ltd.	36,000	106,559
Neptune Orient Lines Ltd.	48,991	61,294
Olam International Ltd.	62,924	139,929
Oversea-Chinese Banking Corp., Ltd.	126,922	968,539
SembCorp Industries Ltd.	49,812	203,115
SembCorp Marine Ltd.	42,626	184,684
Singapore Airlines Ltd.	28,682	331,568
Singapore Exchange Ltd.	45,302	278,105
Singapore Press Holdings Ltd.	77,523	246,402
Singapore Technologies Engineering Ltd.	77,019	189,411
Singapore Telecommunications Ltd.	403,119	1,038,167
StarHub Ltd.	31,724	72,082
United Overseas Bank Ltd.	61,826	993,324
UOL Group Ltd.	22,532	91,593
Wilmar International Ltd.	94,455	417,613

		9,567,439

Spain (1.4%)
Abertis Infraestructuras S.A.	18,741	418,689
Acciona S.A.	1,292	137,135
Acerinox S.A.	4,854	88,480
ACS Actividades de Construccion y Servicios S.A.	7,421	349,982
Amadeus IT Holding S.A., Class A*	12,498	259,990
Banco Bilbao Vizcaya Argentaria S.A.	217,155	2,545,208
Banco de Sabadell S.A.	54,754	226,305
Banco Popular Espanol S.A.	46,378	261,034
Banco Santander S.A. (BATS Europe Exchange)	426,615	4,922,479
Banco Santander S.A. (Euro Comp Exchange)	837	9,625
Bankinter S.A.	10,710	72,693
Criteria Caixacorp S.A.	42,503	296,487
EDP Renovaveis S.A.*	11,379	75,068
Enagas S.A.	9,223	223,648
Ferrovial S.A.	18,531	233,992
Fomento de Construcciones y Contratas S.A.	2,140	65,251
Gas Natural SDG S.A.	16,193	339,499
Grifols S.A.	6,910	138,654
Iberdrola Renovables S.A.	45,836	202,472
Iberdrola S.A.*	192,338	1,711,811
Inditex S.A.	11,074	1,011,243
Indra Sistemas S.A.	5,244	108,455
Mapfre S.A.	37,999	140,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mediaset Espana Comunicacion S.A.	7,493	$65,102
Red Electrica Corporacion S.A.	5,244	316,881
Repsol YPF S.A.	40,205	1,395,870
Telefonica S.A.	207,977	5,085,860
Zardoya Otis S.A.*†	362	5,331
Zardoya Otis S.A.	7,258	106,889

		20,815,073

Sweden (1.2%)
Alfa Laval AB	17,128	369,111
Assa Abloy AB, Class B	15,976	429,387
Atlas Copco AB, Class A	34,484	907,801
Atlas Copco AB, Class B	19,341	455,336
Boliden AB	13,726	253,730
Electrolux AB, Class B	12,557	299,634
Getinge AB, Class B	10,294	276,294
Hennes & Mauritz AB, Class B	51,594	1,778,133
Hexagon AB, Class B	12,738	313,710
Holmen AB, Class B	2,761	86,080
Husqvarna AB, Class B	21,265	140,720
Industrivarden AB, Class C	5,764	95,383
Investor AB, Class B	23,625	541,328
Kinnevik Investment AB, Class B	10,432	231,640
Modern Times Group AB, Class B	2,525	166,836
Nordea Bank AB	134,060	1,440,560
Ratos AB, Class B	9,678	185,780
Sandvik AB	50,528	885,970
Scania AB, Class B	16,397	380,319
Securitas AB, Class B	16,137	170,785
Skandinaviska Enskilda Banken AB, Class A	70,808	578,801
Skanska AB, Class B	20,959	375,114
SKF AB, Class B	19,939	576,912
SSAB AB, Class A	7,895	118,023
Svenska Cellulosa AB, Class B	29,443	414,581
Svenska Handelsbanken AB, Class A	24,505	755,888
Swedbank AB, Class A	41,026	689,065
Swedish Match AB	11,098	372,156
Tele2 AB, Class B	16,143	319,039
Telefonaktiebolaget LM Ericsson, Class B	152,703	2,196,257
TeliaSonera AB	109,568	803,789
Volvo AB, Class B	69,926	1,221,679

		17,829,841

Switzerland (9.4%)
ABB Ltd. (Registered)*	110,984	2,877,963
ABB Ltd. (ADR)*	74,492	1,933,067
Actelion Ltd. (Registered)*	5,431	267,424
Adecco S.A. (Registered)*	6,719	430,779
Aryzta AG	4,240	227,200
Baloise Holding AG (Registered)	2,377	245,073
Cie Financiere Richemont S.A., Class A	26,359	1,726,063
Credit Suisse Group AG (Registered)*	57,050	2,217,436

	Number of Shares	Value (Note 1)

Foster Wheeler AG*	188,355	$5,722,225
GAM Holding AG*	10,667	175,031
Geberit AG (Registered)*	1,948	461,561
Givaudan S.A. (Registered)*	420	444,356
Glencore International plc*	42,142	332,092
Holcim Ltd. (Registered)*	12,416	937,029
Julius Baer Group Ltd.*	10,244	422,836
Kuehne + Nagel International AG (Registered)	2,649	402,056
Lindt & Spruengli AG	50	155,816
Lindt & Spruengli AG (Registered)	6	218,608
Lonza Group AG (Registered)*	2,554	199,887
Nestle S.A. (Registered)	322,682	20,054,446
Nestle S.A. (Registered) (ADR)	155,035	9,671,083
Noble Corp.	558,382	22,005,835
Novartis AG (Registered)	142,956	8,757,122
Novartis AG (ADR)	54,051	3,303,057
Pargesa Holding S.A.	1,393	129,032
Roche Holding AG	35,573	5,951,329
Schindler Holding AG	2,357	286,525
Schindler Holding AG (Registered)	1,116	135,528
SGS S.A. (Registered)	272	516,369
Sika AG	103	248,178
Sonova Holding AG (Registered)*	2,495	233,545
STMicroelectronics N.V.	32,684	325,739
Straumann Holding AG (Registered)	400	96,544
Sulzer AG (Registered)	1,218	198,191
Swatch Group AG	1,534	773,957
Swatch Group AG (Registered)	2,241	201,255
Swiss Life Holding AG (Registered)*	1,538	252,160
Swiss Reinsurance Co., Ltd.*	17,732	995,692
Swisscom AG (Registered)	1,172	537,115
Syngenta AG (Registered)*	4,805	1,622,074
Syngenta AG (ADR)	58,884	3,978,203
Transocean Ltd. (BATS Europe Exchange)	16,238	1,058,793
Transocean Ltd. (New York Exchange)	153,300	9,897,048
UBS AG (Registered)*	184,256	3,359,928
Weatherford International Ltd.*	959,356	17,987,925
Wolseley plc	14,687	479,013
Xstrata plc	105,065	2,317,080
Zurich Financial Services AG*	7,424	1,876,390

		136,645,658

United Kingdom (10.8%)
3i Group plc	50,206	226,478
Admiral Group plc	9,632	256,615
Aggreko plc	13,339	412,993
AMEC plc	17,167	300,005
Anglo American plc	66,845	3,312,684
Antofagasta plc	20,401	456,480
ARM Holdings plc	68,184	644,855
Associated British Foods plc	18,370	319,314
AstraZeneca plc	70,436	3,516,988
Autonomy Corp. plc*	11,130	304,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Aviva plc	143,128	$1,007,780
Babcock International Group plc	18,475	211,099
BAE Systems plc	173,870	888,832
Balfour Beatty plc	36,478	180,623
Barclays plc	588,449	2,422,178
BG Group plc	171,535	3,893,079
BHP Billiton plc	110,486	4,330,548
BP plc	951,855	7,013,261
British American Tobacco plc	292,827	12,835,583
British American Tobacco plc (ADR)	73,762	6,491,056
British Land Co. plc (REIT)	42,558	415,709
British Sky Broadcasting Group plc	57,658	783,090
BT Group plc, Class A	388,463	1,260,037
Bunzl plc	16,969	212,438
Burberry Group plc	22,437	521,660
Cairn Energy plc*	71,247	474,345
Capita Group plc	30,986	355,839
Capital Shopping Centres Group plc (REIT)	28,197	180,801
Carnival plc	9,314	360,998
Centrica plc	258,849	1,343,184
Cobham plc	59,222	200,977
Compass Group plc	95,946	925,521
Diageo plc	461,978	9,439,188
Diageo plc (ADR)	78,038	6,388,971
Eurasian Natural Resources Corp.	13,129	164,689
G4S plc	73,203	328,743
GlaxoSmithKline plc	262,626	5,622,994
Hammerson plc (REIT)	36,342	280,692
Home Retail Group plc	41,048	107,762
HSBC Holdings plc	896,577	8,894,514
ICAP plc	26,868	203,890
Imperial Tobacco Group plc	51,617	1,716,179
Inmarsat plc	22,555	201,340
Intercontinental Hotels Group plc	14,998	306,924
International Consolidated Airlines Group S.A.*	46,847	189,969
International Power plc	78,760	406,666
Intertek Group plc	8,166	258,592
Invensys plc	41,729	215,612
Investec plc	25,930	209,967
ITV plc*	184,968	212,096
J Sainsbury plc	61,206	323,593
Johnson Matthey plc	11,106	350,453
Kazakhmys plc	11,072	245,563
Kingfisher plc	122,168	523,939
Land Securities Group plc (REIT)	39,112	534,795
Legal & General Group plc	303,260	575,342
Lloyds Banking Group plc*	2,078,921	1,633,542
London Stock Exchange Group plc	8,345	142,025
Lonmin plc	7,934	185,037
Man Group plc	95,328	362,220
Marks & Spencer Group plc	81,711	473,970
National Grid plc	177,590	1,747,610

	Number of Shares	Value (Note 1)

Next plc	9,289	$346,910
Old Mutual plc	272,825	584,163
Pearson plc	41,148	779,447
Petrofac Ltd.	13,280	322,710
Prudential plc	127,915	1,478,253
Randgold Resources Ltd.	4,661	391,905
Reckitt Benckiser Group plc	31,339	1,730,328
Reed Elsevier plc	62,739	570,573
Resolution Ltd.	74,248	350,360
Rexam plc	45,364	278,662
Rio Tinto plc	273,429	19,744,118
Rio Tinto plc (ADR)	94,928	6,865,193
Rolls-Royce Holdings plc*	95,922	993,037
Rolls-Royce Holdings plc, Class C*† (b)	9,208,512	14,779
Royal Bank of Scotland Group plc*	874,665	542,186
RSA Insurance Group plc	176,528	381,888
SABMiller plc	48,511	1,768,630
Sage Group plc	67,945	315,055
Schroders plc	5,704	141,628
Scottish & Southern Energy plc	47,756	1,068,163
Segro plc (REIT)	38,932	195,035
Serco Group plc	25,382	224,946
Severn Trent plc	12,240	288,994
Smith & Nephew plc	45,817	488,806
Smiths Group plc	20,171	388,825
Standard Chartered plc	118,848	3,123,042
Standard Life plc	115,691	390,877
Subsea 7 S.A.*	14,312	366,104
Tesco plc	406,245	2,623,725
TUI Travel plc	28,920	104,241
Tullow Oil plc	44,965	894,931
Unilever plc	65,362	2,109,282
United Utilities Group plc	35,269	338,864
Vedanta Resources plc	6,135	206,372
Vodafone Group plc	2,621,753	6,967,650
Weir Group plc	10,602	361,950
Whitbread plc	9,060	234,846
WM Morrison Supermarkets plc	114,528	547,232

		156,830,577

United States (3.1%)
Bunge Ltd.	66,568	4,589,864
Cooper Industries plc	214,838	12,819,383
Schlumberger Ltd.	314,944	27,211,162
Sims Metal Management Ltd.	7,811	149,496
Synthes, Inc.§	3,310	582,862

		45,352,767

Total Common Stocks (69.5%) (Cost $720,001,574)		1,013,314,191

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares FTSE China 25 Index Fund	84,710	3,638,295
iShares MSCI Australia Index Fund	103,715	2,701,776
iShares MSCI Austria Investable Market Index Fund	117,837	2,681,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

iShares MSCI Belgium Investable Market Index Fund	150,497	$2,123,513
iShares MSCI BRIC Index Fund	68,916	3,294,185
iShares MSCI Canada Index Fund	52,058	1,648,677
iShares MSCI EAFE Index Fund	600,066	36,087,969
iShares MSCI EAFE Small Cap Index Fund	25,000	1,090,750
iShares MSCI Emerging Markets Index Fund	101,332	4,823,403
iShares MSCI France Index Fund	107,167	2,962,096
iShares MSCI Germany Index Fund	341,010	9,169,759
iShares MSCI Hong Kong Index Fund	73,777	1,366,350
iShares MSCI Indonesia Investable Market Index Fund	19,500	624,195
iShares MSCI Israel Capped Investable Market Index Fund	9,500	520,314
iShares MSCI Italy Index Fund	309,848	5,456,423
iShares MSCI Japan Index Fund	1,141,580	11,906,679
iShares MSCI Malaysia Index Fund	7,062	107,907
iShares MSCI Mexico Investable Market Index Fund	11,248	703,675
iShares MSCI Netherlands Investable Market Index Fund	105,993	2,285,230
iShares MSCI Pacific ex-Japan Index Fund	128,992	6,141,309
iShares MSCI Poland Investable Market Index Fund	7,700	283,206
iShares MSCI Singapore Index Fund	116,726	1,602,648
iShares MSCI South Korea Index Fund	5,300	344,500
iShares MSCI Spain Index Fund	48,221	2,032,033
iShares MSCI Sweden Index Fund	65,303	2,075,329
iShares MSCI Switzerland Index Fund	24,900	662,589
iShares MSCI Thailand Index Fund	2,418	153,616
iShares MSCI Turkey Index Fund	9,284	553,326
iShares S&P Europe 350 Index Fund	486,566	20,474,697
iShares S&P Latin America 40 Index Fund	31,247	1,612,970
SPDR DJ EURO Stoxx 50 Fund	111,864	4,541,119
SPDR S&P Emerging Asia Pacific ETF	27,979	2,366,464
SPDR S&P Emerging Europe ETF	20,067	1,035,056
Vanguard MSCI EAFE ETF	161,000	6,130,880
Vanguard MSCI Emerging Markets ETF	6,000	291,720

Total Investment Companies (9.9%) (Cost $112,257,651)		143,494,628

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Popular Espanol S.A., expiring 7/7/11*	46,378	$3,363
Criteria Caixacorp S.A., expiring 7/15/11*	42,503	3,205

Total Rights (0.0%) (Cost $0)		6,568

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.2%)
BlackRock Liquidity Funds TempFund 0.08%‡	2,896,322	2,896,322

	Principal Amount	Value (Note 1)
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$2,979,894	2,979,894

Total Short-Term Investments (0.4%) (Cost $5,876,216)		5,876,216

Total Investments (79.8%) (Cost $838,135,441)		1,162,691,603
Other Assets Less Liabilities (20.2%)		294,720,505

Net Assets (100%)		$1,457,412,108

*	Non-income producing.
†	Securities (totalling $182,929 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $582,862 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$341,868	$—	$304,514	$—	$4,994	$21,086
AXA S.A.	1,429,412	46,835	—	2,000,473	74,637	—
BlackRock Liquidity Funds TempFund	5,657,001	36,680,750	39,441,429	2,896,322	3,666	—

	$7,428,281	$36,727,585	$39,745,943	$4,896,795	$83,297	$21,086

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	2,886	September-11	$114,880,966	$119,192,585	$4,311,619
E-Mini MSCI EAFE Index	6	September-11	496,840	514,770	17,930
FTSE 100 Index	767	September-11	70,831,349	72,659,577	1,828,228
SPI 200 Index	241	September-11	29,224,147	29,732,185	508,038
TOPIX Index	712	September-11	71,545,256	75,131,234	3,585,978

					$10,251,793

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	19,231	$27,829,757	$27,412,733	$417,024

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$61,483,644	$—	$61,483,644
Consumer Staples	30,082,363	83,704,147	—	113,786,510
Energy	146,420,564	55,370,551	—	201,791,115
Financials	8,416,085	137,343,670	—	145,759,755
Health Care	3,303,057	52,386,862	—	55,689,919
Industrials	73,404,759	74,948,549	20,110	148,373,418
Information Technology	—	27,485,627	—	27,485,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$88,945,156	$110,978,986	$162,819	$200,086,961
Telecommunication Services	—	31,767,926	—	31,767,926
Utilities	—	27,089,316	—	27,089,316
Forward Currency Contracts	—	417,024	—	417,024
Futures	10,251,793	—	—	10,251,793
Investment Companies
Exchange Traded Funds (ETFs)	143,494,628	—	—	143,494,628
Rights
Financials	—	6,568	—	6,568
Short-Term Investments	—	5,876,216	—	5,876,216

Total Assets	$504,318,405	$668,859,086	$182,929	$1,173,360,420

Total Liabilities	$—	$—	$—	$—

Total	$504,318,405	$668,859,086	$182,929	$1,173,360,420

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials	Investments in Securities-Materials

Balance as of 12/31/10	$106	$9,571	$—
Total gains or losses (realized/unrealized) included in earnings	—	20,062	(54,324)
Purchases	—	—	217,143
Sales	(106)	(9,523)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6/30/11	$—	$20,110	$162,819

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—	$20,110	$(54,324)

Fair Values of Derivative Instruments as of June 30, 2011:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	417,024
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	10,251,793	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$10,668,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,309,487	—	2,309,487
Credit contracts	—	—	—	—	—
Equity contracts	—	(7,798,820)	—	—	(7,798,820)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(7,798,820)	$2,309,487	$—	$(5,489,333)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	329,514	—	329,514
Credit contracts	—	—	—	—	—
Equity contracts	—	10,860,877	—	—	10,860,877
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$10,860,877	$329,514	$—	$11,190,391

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $26,721,000 and futures contracts with an average notional balance of approximately $262,356,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,272,591
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$63,106,955

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,756,417
Aggregate gross unrealized depreciation	(28,136,049)

Net unrealized appreciation	$276,620,368

Federal income tax cost of investments	$886,071,235

The Portfolio has a net capital loss carryforward of $351,234,238 of which $9,429,837 expires in the year 2016, $299,558,271 expires in the year 2017 and $42,246,130 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,664,947)	$4,896,795
Unaffiliated Issuers (Cost $833,470,494)	1,157,794,808
Cash	95,267
Foreign cash (Cost $242,893,002)	261,307,639
Cash held as collateral at broker	22,946,425
Due from broker for futures variation margin	8,577,668
Dividends, interest and other receivables	2,925,694
Unrealized appreciation of forward foreign currency contracts	417,024
Receivable from Separate Accounts for Trust shares sold	402,957
Receivable for securities sold	6,585
Receivable from investment sub-advisor	470

Total assets	1,459,371,332

LIABILITIES
Investment management fees payable	701,343
Payable to Separate Accounts for Trust shares redeemed	570,139
Distribution fees payable - Class IB	199,750
Administrative fees payable	192,165
Payable for securities purchased	65,716
Accrued expenses	230,111

Total liabilities	1,959,224

NET ASSETS	$1,457,412,108

Net assets were comprised of:
Paid in capital	$1,488,548,017
Accumulated undistributed net investment income (loss)	15,639,878
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(400,522,380)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	353,746,593

Net assets	$1,457,412,108

Class IA
Net asset value, offering and redemption price per share, $462,135,849 / 45,998,129 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class IB
Net asset value, offering and redemption price per share, $995,276,259 / 99,087,018 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($83,297 of dividend income received from affiliates) (net of $1,438,359 foreign withholding tax)	$18,949,582
Interest	331,311

Total income	19,280,893

EXPENSES
Investment management fees	4,358,205
Distribution fees - Class IB	1,245,204
Administrative fees	1,158,657
Printing and mailing expenses	57,010
Recoupment fees	34,595
Professional fees	27,827
Custodian fees	17,852
Trustees’ fees	16,333
Miscellaneous	19,113

Gross expenses	6,934,796
Less: Reimbursement from sub-advisor	(1,903)
Fees paid indirectly	(10,346)

Net expenses	6,922,547

NET INVESTMENT INCOME (LOSS)	12,358,346

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($21,086 of realized gain (loss) from affiliates)	3,151,027
Foreign currency transactions	2,389,784
Futures	(7,798,820)

Net realized gain (loss)	(2,258,009)

Change in unrealized appreciation (depreciation) on:
Securities	31,843,478
Foreign currency translations	10,714,876
Futures	10,860,877

Net change in unrealized appreciation (depreciation)	53,419,231

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,161,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,519,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,358,346	$14,570,398
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying Portfolios	(2,258,009)	(21,936,774)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	53,419,231	135,422,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	63,519,568	128,056,077

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,569,520)
Class IB	—	(16,510,126)

TOTAL DIVIDENDS	—	(25,079,646)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,552,809 and 7,517,621 shares, respectively ]	15,275,492	59,971,790
Capital shares issued in reinvestment of dividends and distributions [ 0 and 911,613 shares, respectively ]	—	8,569,520
Capital shares repurchased [ (1,959,213) and (7,175,553) shares, respectively ]	(19,447,258)	(64,576,210)

Total Class IA transactions	(4,171,766)	3,965,100

Class IB
Capital shares sold [ 4,866,607 and 11,528,589 shares, respectively ]	48,829,729	100,963,407
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,754,980 shares, respectively ]	—	16,510,126
Capital shares repurchased [ (8,109,233) and (16,290,671) shares, respectively ]	(80,715,355)	(142,218,321)

Total Class IB transactions	(31,885,626)	(24,744,788)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,057,392)	(20,779,688)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,462,176	82,196,743
NET ASSETS:
Beginning of period	1,429,949,932	1,347,753,189

End of period (a)	$1,457,412,108	$1,429,949,932

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,639,878	$3,281,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.61	$8.95	$6.80	$12.76	$13.89	$12.47

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.11 (e)	0.15 (e)	0.22 (e)	0.23	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.35	0.74	2.26	(5.84)	1.79	2.26

Total from investment operations	0.44	0.85	2.41	(5.62)	2.02	2.41

Less distributions:
Dividends from net investment income	—	(0.19)	(0.26)	(0.16)	(0.10)	(0.19)
Distributions from net realized gains	—	—	—	(0.16)	(3.05)	(0.80)
Return of capital	—	—	—	(0.02)	—	—

Total dividends and distributions	—	(0.19)	(0.26)	(0.34)	(3.15)	(0.99)

Net asset value, end of period	$10.05	$9.61	$8.95	$6.80	$12.76	$13.89

Total return (b)	4.58%	9.52%	35.55%	(44.67)%	15.54%	19.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$462,136	$445,820	$404,122	$1,250,082	$723,648	$430,037
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78%	0.85%	0.85%	0.85%	0.88%	0.95%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.85%	0.84%	0.83%	0.79%	0.95%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.85%	0.85%	0.87%	0.90%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.88%	1.30%	2.11%	2.22%	1.57%	1.08%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.88%	1.30%	2.12%	2.24%	1.66%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.88%	1.30%	2.11%	2.20%	1.55%	1.02%
Portfolio turnover rate	3%	12%	17%	8%	95%	25%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008		2007		2006
Net asset value, beginning of period	$9.62	$8.96	$6.80	$12.77		$13.90		$12.48

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.09 (e)	0.13 (e)	0.22	(e)	0.22		0.14	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.34	0.73	2.27	(5.87)		1.76		2.24

Total from investment operations	0.42	0.82	2.40	(5.65)		1.98		2.38

Less distributions:
Dividends from net investment income	—	(0.16)	(0.24)	(0.14)		(0.06)		(0.16)
Distributions from net realized gains	—	—	—	(0.16)		(3.05)		(0.80)
Return of capital	—	—	—	(0.02)		—		—

Total dividends and distributions	—	(0.16)	(0.24)	(0.32)		(3.11)		(0.96)

Net asset value, end of period	$10.04	$9.62	$8.96	$6.80		$12.77		$13.90

Total return (b)	4.37%	9.23%	35.34%	(44.86)%		15.20%		19.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$995,276	$984,130	$943,631	$661,369		$1,193,151		$1,117,308
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%	1.10%	1.10%	1.10%		1.13	%(c)	1.20%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.10%	1.10%	1.09%		1.04%		1.20%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.10%	1.10%	1.12	%(c)	1.15	%(c)	1.26	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.62%	1.00%	1.63%	2.12%		1.49%		1.03%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.62%	1.01%	1.64%	2.13%		1.60%		1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.62%	1.00%	1.63%	2.10%		1.47%		0.98%
Portfolio turnover rate	3%	12%	17%	8%		95%		25%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	23.9%
Industrials	11.6
Materials	11.5
Energy	9.9
Consumer Discretionary	9.5
Consumer Staples	9.2
Telecommunication Services	6.7
Health Care	6.3
Utilities	5.7
Information Technology	4.9
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,058.10	$2.70
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.66
Class IB
Actual	1,000.00	1,056.70	3.98
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.53% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (10.2%)
Abacus Property Group (REIT)	46,158	$114,643
Adelaide Brighton Ltd.	85,748	284,951
AGL Energy Ltd.	81,448	1,281,923
Alumina Ltd.	440,050	1,007,474
Amcor Ltd.	217,188	1,680,699
AMP Ltd.	501,846	2,642,766
Ansell Ltd.	24,338	370,576
APA Group	81,950	358,131
APN News & Media Ltd.	71,797	101,479
Aquarius Platinum Ltd.	70,641	358,637
Aquila Resources Ltd.*	30,157	234,059
Ardent Leisure Group (REIT)	51,418	70,559
Aristocrat Leisure Ltd.	76,128	198,475
Asciano Ltd.	520,103	920,618
Aston Resources Ltd.*	22,461	211,507
ASX Ltd.	31,130	1,018,203
Atlas Iron Ltd.*	128,417	519,108
Aurora Oil and Gas Ltd.*	71,297	269,385
Ausdrill Ltd.	39,778	142,051
Austar United Communications Ltd.*	100,717	145,426
Australand Property Group (REIT)	42,261	129,763
Australia & New Zealand Banking Group Ltd.	461,095	10,889,466
Australian Infrastructure Fund	109,095	225,359
AWE Ltd.*	94,781	129,987
Bank of Queensland Ltd.	39,106	343,561
Bathurst Resources Ltd.*	118,350	131,211
Beach Energy Ltd.	191,431	188,855
Bendigo and Adelaide Bank Ltd.	62,240	592,982
BHP Billiton Ltd.	570,550	26,966,057
Billabong International Ltd.	37,415	242,102
BlueScope Steel Ltd.	322,195	418,318
Boral Ltd.	127,376	603,642
Bow Energy Ltd.*	57,455	55,998
Bradken Ltd.	28,719	246,746
Brambles Ltd.	262,873	2,042,238
BWP Trust (REIT)	70,349	138,122
Cabcharge Australia Ltd.	19,658	108,795
Caltex Australia Ltd.	23,996	303,627
Campbell Brothers Ltd.	11,905	585,800
carsales.com.au Ltd.	38,274	193,390
CFS Retail Property Trust (REIT)	417,365	814,376
Challenger Ltd.	82,869	436,545
Charter Hall Group (REIT)	43,357	100,123
Charter Hall Office REIT (REIT)	73,876	265,716
Charter Hall Retail REIT (REIT)	47,564	163,340
Coalspur Mines Ltd.*	65,941	138,647
Coca-Cola Amatil Ltd.	93,913	1,152,341
Cochlear Ltd.	10,116	780,863
Commonwealth Bank of Australia	277,081	15,594,642
Commonwealth Property Office Fund (REIT)	434,210	438,722

	Number of Shares	Value (Note 1)

Computershare Ltd.	84,593	$805,293
ConnectEast Group	698,779	345,510
Crown Ltd.	85,398	819,959
CSL Ltd.	94,639	3,354,479
CSR Ltd.	91,421	285,404
Cudeco Ltd.*	23,421	80,811
Dart Energy Ltd.*	107,895	71,659
David Jones Ltd.	88,864	388,142
Dexus Property Group (REIT)	859,434	813,234
Discovery Metals Ltd.*	71,269	92,641
Downer EDI Ltd.	74,273	296,093
DUET Group	145,961	266,562
DuluxGroup Ltd.	63,705	192,239
Eastern Star Gas Ltd.*	140,353	91,609
Echo Entertainment Group Ltd.*	121,742	536,661
Emeco Holdings Ltd.	109,367	133,665
Energy Resources of Australia Ltd.	10,582	46,728
Energy World Corp., Ltd.*	143,600	77,010
Envestra Ltd.	134,174	99,456
Extract Resources Ltd.*	17,346	147,272
Fairfax Media Ltd.	365,298	385,835
FKP Property Group	119,356	89,675
Fleetwood Corp., Ltd.	8,253	100,387
Flight Centre Ltd.	9,969	231,658
Fortescue Metals Group Ltd.	222,645	1,527,154
Foster’s Group Ltd.	342,515	1,896,135
Gindalbie Metals Ltd.*	105,162	94,784
Gloucester Coal Ltd.*	13,194	120,453
Goodman Fielder Ltd.	234,721	267,241
Goodman Group (REIT)	1,170,180	885,578
GPT Group (REIT)	304,152	1,033,303
GrainCorp Ltd.	35,222	315,084
Gryphon Minerals Ltd.*	49,744	97,140
GUD Holdings Ltd.	11,708	114,396
Gunns Ltd.*	142,900	41,758
GWA Group Ltd.	52,762	155,791
Harvey Norman Holdings Ltd.	101,252	270,997
Hastings Diversified Utilities Fund	78,248	132,898
Hills Holdings Ltd.	34,777	44,675
Iluka Resources Ltd.	74,383	1,349,407
Incitec Pivot Ltd.	289,501	1,206,435
Independence Group NL	34,453	208,739
Infigen Energy	134,800	50,822
Insurance Australia Group Ltd.	368,186	1,347,478
Intrepid Mines Ltd.*	90,355	138,200
Investa Office Fund (REIT)	501,587	347,677
Invocare Ltd.	17,971	148,445
IOOF Holdings Ltd.	32,434	230,573
Iress Market Technology Ltd.	18,157	175,819
JB Hi-Fi Ltd.	17,283	317,827
Kagara Ltd.*	93,100	57,396
Karoon Gas Australia Ltd.*	30,106	169,709
Kingsgate Consolidated Ltd.	24,206	208,402
Leighton Holdings Ltd.	29,065	652,640
Lend Lease Group	92,444	893,515
Linc Energy Ltd.	55,501	171,708
Lynas Corp., Ltd.*†	295,570	560,480
MacArthur Coal Ltd.	26,699	315,616
Macmahon Holdings Ltd.	103,900	62,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Macquarie Atlas Roads Group*	70,136	$132,278
Macquarie Group Ltd.	61,398	2,067,416
MAp Group	256,570	922,695
Medusa Mining Ltd.	26,176	185,800
Mermaid Marine Australia Ltd.	36,092	123,907
Mesoblast Ltd.*	24,381	225,965
Metcash Ltd.	136,447	608,097
Mineral Resources Ltd.	19,695	243,207
Mirabela Nickel Ltd.*	81,493	153,687
Mirvac Group (REIT)	606,719	815,680
Monadelphous Group Ltd.	14,269	282,916
Mount Gibson Iron Ltd.*	113,499	225,359
Murchison Metals Ltd.*†	57,105	50,092
Myer Holdings Ltd.	103,058	292,297
National Australia Bank Ltd.	385,828	10,645,108
Navitas Ltd.	36,393	157,986
Newcrest Mining Ltd.	135,812	5,512,682
NRW Holdings Ltd.	44,492	133,705
Nufarm Ltd.*	31,685	153,200
OceanaGold Corp. (CDI)*	22,461	62,041
OneSteel Ltd.	235,665	469,679
Orica Ltd.	64,749	1,877,790
Origin Energy Ltd.	189,240	3,218,023
OZ Minerals Ltd.	57,563	821,945
Pacific Brands Ltd.	164,958	123,546
Paladin Energy Ltd.*	138,190	376,197
PanAust Ltd.*	83,216	338,349
Panoramic Resources Ltd.	32,011	60,342
Perpetual Ltd.	7,942	212,449
Perseus Mining Ltd.*	65,030	183,357
Platinum Asset Management Ltd.	43,010	190,127
Primary Health Care Ltd.	78,654	290,470
Qantas Airways Ltd.*	402,617	798,072
QBE Insurance Group Ltd.	194,260	3,606,441
QR National Ltd.*	286,242	1,039,921
Ramsay Health Care Ltd.	23,139	452,303
Regis Resources Ltd.*	64,883	173,273
Reject Shop Ltd.	4,771	59,874
Resolute Mining Ltd.*	60,267	76,040
Rio Tinto Ltd.	77,517	6,930,509
Sandfire Resources NL*	16,843	128,228
Santos Ltd.	155,394	2,264,326
Seek Ltd.	58,607	406,598
Seven Group Holdings Ltd.	17,754	184,024
Seven West Media Ltd.	64,063	278,761
Sigma Pharmaceuticals Ltd.	196,200	111,767
SMS Management & Technology Ltd.	12,057	81,687
Sonic Healthcare Ltd.	69,042	952,519
Southern Cross Media Group Ltd.	99,670	166,834
SP AusNet	236,716	240,025
Spark Infrastructure Group§	209,702	290,522
Spotless Group Ltd.	46,511	116,722
St Barbara Ltd.*	57,879	121,899
Stockland Corp., Ltd. (REIT)	423,576	1,552,568
Suncorp Group Ltd.	228,741	2,003,459
Sundance Resources Ltd.*	410,792	150,667
TABCORP Holdings Ltd.	121,742	431,235
Tatts Group Ltd.	234,444	604,932

	Number of Shares	Value (Note 1)

Telstra Corp., Ltd.	2,212,212	$6,869,407
Ten Network Holdings Ltd.	107,031	121,984
Toll Holdings Ltd.	116,217	607,044
TPG Telecom Ltd.	48,990	88,482
Transfield Services Ltd.	82,241	296,856
Transpacific Industries Group Ltd.*	83,090	72,846
Transurban Group	254,879	1,435,125
Treasury Wine Estates Ltd.*	114,171	416,344
UGL Ltd.	29,100	434,712
Virgin Blue Holdings Ltd.*	256,032	76,933
Wesfarmers Ltd.	205,998	7,059,600
Western Areas NL	25,787	163,984
Westfield Group (REIT)	376,364	3,507,245
Westfield Retail Trust (REIT)	499,383	1,453,728
Westpac Banking Corp.	535,005	12,833,782
White Energy Co., Ltd.*	42,655	84,158
Whitehaven Coal Ltd.	39,396	247,085
Woodside Petroleum Ltd.	106,799	4,711,100
Woolworths Ltd.	216,264	6,448,913
WorleyParsons Ltd.	36,673	1,113,514
Wotif.com Holdings Ltd.	21,230	107,054

		204,244,433

Belgium (0.7%)
Anheuser-Busch InBev N.V.	253,620	14,706,186

Finland (0.4%)
Nokia Oyj	1,276,992	8,247,591

France (14.5%)
Air Liquide S.A.	96,918	13,892,392
Alstom S.A.	70,200	4,323,395
BNP Paribas S.A.	386,237	29,788,716
Carrefour S.A.*	200,259	8,224,780
Cie de Saint-Gobain S.A.	147,857	9,575,450
Credit Agricole S.A.	598,583	9,002,532
Danone S.A.	208,925	15,588,812
France Telecom S.A.	650,812	13,844,945
GDF Suez S.A.	454,502	16,633,354
L’Oreal S.A.	81,284	10,557,513
LVMH Moet Hennessy Louis Vuitton S.A.	87,843	15,809,777
Sanofi	381,581	30,669,209
Schneider Electric S.A.	92,098	15,386,995
Societe Generale S.A.	328,543	19,473,250
Total S.A.	757,202	43,793,601
Unibail-Rodamco S.A. (REIT)	46,638	10,777,834
Vinci S.A.	181,109	11,601,456
Vivendi S.A.	421,630	11,724,928

		290,668,939

Germany (12.2%)
Allianz SE (Registered)	154,247	21,550,967
BASF SE	313,411	30,670,504
Bayer AG (Registered)	281,981	22,670,165
Bayerische Motoren Werke (BMW) AG	109,617	10,922,942
Daimler AG (Registered)	303,967	22,876,831
Deutsche Bank AG (Registered)	317,560	18,764,116
Deutsche Boerse AG	67,550	5,126,600
Deutsche Telekom AG (Registered)	1,015,885	15,934,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

E.ON AG	682,322	$19,369,744
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	54,892	8,380,100
RWE AG	140,996	7,803,364
SAP AG	315,194	19,063,604
Siemens AG (Registered)	294,340	40,414,323

		243,547,515

Ireland (0.8%)
CRH plc	244,767	5,420,194
Experian plc	200,593	2,554,722
James Hardie Industries SE (CDI)*	76,921	486,785
Shire plc	112,456	3,510,616
WPP plc	252,802	3,164,938

		15,137,255

Italy (3.7%)
Assicurazioni Generali S.p.A.	455,590	9,607,681
Enel S.p.A.	2,173,092	14,194,193
ENI S.p.A.	875,062	20,744,646
Intesa Sanpaolo S.p.A.	4,763,554	12,668,146
Telecom Italia S.p.A.	3,538,392	4,923,602
UniCredit S.p.A.	5,627,839	11,903,619

		74,041,887

Japan (23.8%)
77 Bank Ltd.	54,000	236,171
ABC-Mart, Inc.	3,700	150,172
Accordia Golf Co., Ltd.	93	65,472
Achilles Corp.	48,800	68,159
Acom Co., Ltd.*	6,260	103,889
ADEKA Corp.	13,700	139,146
Advantest Corp.	22,300	410,047
Aeon Co., Ltd.	111,400	1,344,545
Aeon Credit Service Co., Ltd.	14,100	192,503
Aeon Delight Co., Ltd.	3,800	76,779
Aeon Mall Co., Ltd.	14,400	349,511
Aica Kogyo Co., Ltd.	9,600	131,579
Aichi Bank Ltd.	1,100	60,630
Aichi Corp.	16,500	82,857
Aichi Machine Industry Co., Ltd.	17,200	70,384
Aichi Steel Corp.	18,100	124,232
Aida Engineering Ltd.	14,700	69,480
Ain Pharmaciez, Inc.	2,100	86,618
Aiphone Co., Ltd.	7,864	140,302
Air Water, Inc.	28,000	337,457
Aisan Industry Co., Ltd.	7,700	81,339
Aisin Seiki Co., Ltd.	26,600	1,030,012
Ajinomoto Co., Inc.	99,000	1,177,271
Akebono Brake Industry Co., Ltd.	14,800	82,232
Akita Bank Ltd.	24,000	69,822
Alfresa Holdings Corp.	8,400	326,954
All Nippon Airways Co., Ltd.	426,000	1,392,688
Alpen Co., Ltd.	4,000	65,339
Alpine Electronics, Inc.	6,300	87,379
Alps Electric Co., Ltd.	25,900	263,817
Amada Co., Ltd.	48,000	369,257
Amano Corp.	8,900	81,947
Anritsu Corp.	14,100	123,590

	Number of Shares	Value (Note 1)

AOC Holdings, Inc.	10,800	$77,590
AOKI Holdings, Inc.	4,100	64,130
Aomori Bank Ltd.	25,900	84,014
Aoyama Trading Co., Ltd.	8,200	140,819
Aozora Bank Ltd.	113,000	261,995
Arcs Co., Ltd.	4,600	72,204
Ariake Japan Co., Ltd.	4,300	87,645
Arnest One Corp.	5,900	60,940
As One Corp.	3,400	70,906
Asahi Breweries Ltd.	67,200	1,354,055
Asahi Co., Ltd.	4,900	91,501
Asahi Diamond Industrial Co., Ltd.	7,000	153,187
Asahi Glass Co., Ltd.	173,000	2,020,046
Asahi Holdings, Inc.	4,700	96,241
Asahi Kasei Corp.	196,000	1,323,470
Asahi Organic Chemicals Industry Co., Ltd.	45,030	125,951
Asatsu-DK, Inc.	5,300	139,288
Asics Corp.	30,000	448,007
ASKUL Corp.	3,500	57,202
Astellas Pharma, Inc.	77,500	2,996,709
Autobacs Seven Co., Ltd.	4,100	173,034
Avex Group Holdings, Inc.	6,000	78,142
Awa Bank Ltd.	27,000	168,337
Axell Corp.	4,493	91,981
Bando Chemical Industries Ltd.	17,100	69,642
Bank of Iwate Ltd.	2,200	84,388
Bank of Kyoto Ltd.	57,000	525,025
Bank of Nagoya Ltd.	28,000	85,623
Bank of Okinawa Ltd.	2,500	107,481
Bank of Saga Ltd.	25,300	63,408
Bank of the Ryukyus Ltd.	6,600	83,900
Bank of Yokohama Ltd.	220,000	1,100,147
Belluna Co., Ltd.	13,000	85,309
Benesse Holdings, Inc.	10,600	456,173
Best Denki Co., Ltd.*	38,501	107,185
Bic Camera, Inc.	200	107,484
BML, Inc.	2,600	65,980
Bridgestone Corp.	109,700	2,524,701
Brother Industries Ltd.	41,400	611,839
Calsonic Kansei Corp.	17,600	106,220
Canon Electronics, Inc.	2,900	79,007
Canon Marketing Japan, Inc.	10,700	121,263
Canon, Inc.	206,400	9,842,562
Capcom Co., Ltd.	6,700	155,001
Casio Computer Co., Ltd.	31,300	220,373
Cawachi Ltd.	3,400	67,273
Central Glass Co., Ltd.	33,000	158,838
Central Japan Railway Co.	290	2,279,356
Century Tokyo Leasing Corp.	7,500	135,347
Chiba Bank Ltd.	126,000	789,951
Chiba Kogyo Bank Ltd.*	21,050	117,219
Chiyoda Co., Ltd.	5,400	80,192
Chiyoda Corp.	24,000	276,196
Chofu Seisakusho Co., Ltd.	3,200	80,290
Chori Co., Ltd.	95,016	117,605
Chubu Electric Power Co., Inc.	102,100	1,998,172
Chudenko Corp.	5,900	69,307
Chugai Pharmaceutical Co., Ltd.	33,300	546,336
Chugai Ro Co., Ltd.	19,300	67,586
Chugoku Bank Ltd.	27,000	333,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Chugoku Electric Power Co., Inc.	44,300	$768,491
Chugoku Marine Paints Ltd.	9,000	70,508
Chukyo Bank Ltd.	28,000	64,153
Circle K Sunkus Co., Ltd.	6,900	107,902
Citizen Holdings Co., Ltd.	35,300	211,098
CKD Corp.	9,000	80,359
Clarion Co., Ltd.*	37,700	73,064
Cleanup Corp.	10,500	65,058
CMK Corp.*	12,000	40,242
Coca-Cola Central Japan Co., Ltd.	5,400	71,695
Coca-Cola West Co., Ltd.	11,100	212,832
Cocokara fine, Inc.	3,300	83,981
Colowide Co., Ltd.	12,700	76,910
COMSYS Holdings Corp.	17,500	175,632
Corona Corp.	8,939	99,523
Cosel Co., Ltd.	4,700	81,605
Cosmo Oil Co., Ltd.	94,000	267,130
Cosmos Pharmaceutical Corp.	1,800	76,078
Create SD Holdings Co., Ltd.	3,200	70,723
Credit Saison Co., Ltd.	25,000	420,844
CSK Corp.*	15,000	60,722
Culture Convenience Club Co., Ltd.	17,600	130,742
Dai Nippon Printing Co., Ltd.	99,000	1,115,931
Daibiru Corp.	9,400	71,847
Daicel Chemical Industries Ltd.	44,000	291,411
Dai-Dan Co., Ltd.	23,485	140,565
Daido Metal Co., Ltd.	8,900	92,916
Daido Steel Co., Ltd.	57,000	381,563
Daidoh Ltd.	8,200	82,313
Daiei, Inc.*	18,100	65,976
Daifuku Co., Ltd.	14,100	91,158
Daihatsu Motor Co., Ltd.	34,000	579,421
Daihen Corp.	17,500	64,884
Daiichi Chuo KK*	28,000	51,896
Daiichi Jitsugyo Co., Ltd.	29,761	164,950
Dai-ichi Life Insurance Co., Ltd.	1,729	2,420,894
Daiichi Sankyo Co., Ltd.	117,100	2,290,458
Dai-ichi Seiko Co., Ltd.	2,258	87,490
Daiken Corp.	27,300	85,495
Daikin Industries Ltd.	35,300	1,251,032
Daikyo, Inc.*	53,300	90,709
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	64,474
Dainippon Screen Manufacturing Co., Ltd.	36,000	306,819
Dainippon Sumitomo Pharma Co., Ltd.	24,300	231,111
Daio Paper Corp.	14,000	111,957
Daisan Bank Ltd.	28,000	65,631
Daiseki Co., Ltd.	4,900	99,176
Daishi Bank Ltd.	42,000	126,846
Daiso Co., Ltd.	23,600	85,845
Daito Trust Construction Co., Ltd.	14,100	1,197,482
Daiwa House Industry Co., Ltd.	90,000	1,133,133
Daiwa Industries Ltd.	25,636	123,163
Daiwa Securities Group, Inc.	331,000	1,458,219
Daiwabo Holdings Co., Ltd.	29,000	59,362
DCM Holdings Co., Ltd.	15,000	102,068
DeNA Co., Ltd.	13,013	561,213

	Number of Shares	Value (Note 1)

Denki Kagaku Kogyo KK	71,000	$342,008
Denki Kogyo Co., Ltd.	14,500	63,820
Denso Corp.	71,700	2,662,126
Dentsu, Inc.	30,900	913,179
Descente Ltd.	13,400	66,528
DIC Corp.	129,000	306,823
Disco Corp.	3,400	215,512
Don Quijote Co., Ltd.	5,400	187,961
Doshisha Co., Ltd.	3,000	78,928
Doutor Nichires Holdings Co., Ltd.	5,500	67,213
Dowa Holdings Co., Ltd.	40,000	247,893
Dr Ci:Labo Co., Ltd.	33	168,562
DTS Corp.	10,045	97,850
Duskin Co., Ltd.	9,300	180,889
Dwango Co., Ltd.	44	102,405
Dydo Drinco, Inc.	1,900	70,601
eAccess Ltd.	186	83,521
Eagle Industry Co., Ltd.	6,600	82,947
Earth Chemical Co., Ltd.	2,400	83,443
East Japan Railway Co.	57,600	3,309,931
Ebara Corp.	59,000	347,193
EDION Corp.	11,600	109,540
Ehime Bank Ltd.	26,500	78,676
Eighteenth Bank Ltd.	25,500	69,978
Eisai Co., Ltd.	41,400	1,616,948
Eizo Nanao Corp.	3,000	56,761
Electric Power Development Co., Ltd.	19,900	537,493
Elematec Corp.	8,427	123,704
Elpida Memory, Inc.*	28,300	333,166
EPS Co., Ltd.	100	235,447
Exedy Corp.	3,900	134,077
Ezaki Glico Co., Ltd.	13,000	142,807
F&A Aqua Holdings, Inc.	12,099	119,937
FamilyMart Co., Ltd.	10,900	400,661
Fancl Corp.	6,500	88,720
FANUC Corp.	34,600	5,769,607
Fast Retailing Co., Ltd.	7,600	1,230,569
FCC Co., Ltd.	4,700	112,857
FIDEA Holdings Co., Ltd.	28,300	70,596
Foster Electric Co., Ltd.	3,000	60,261
FP Corp.	1,600	99,157
France Bed Holdings Co., Ltd.	53,800	69,538
Fuji Co., Ltd.	3,400	70,373
Fuji Electric Holdings Co., Ltd.	97,000	303,230
Fuji Fire & Marine Insurance Co., Ltd.*	51,000	92,588
Fuji Heavy Industries Ltd.	105,000	815,846
Fuji Kyuko Co., Ltd.	14,100	72,015
Fuji Media Holdings, Inc.	328	486,412
Fuji Oil Co., Ltd.	8,600	132,395
Fuji Seal International, Inc.	3,200	70,371
Fuji Soft, Inc.	4,300	63,026
Fujicco Co., Ltd.	5,900	71,976
Fujifilm Holdings Corp.	74,300	2,315,908
Fujikura Ltd.	51,000	233,193
Fujimi, Inc.	4,600	55,107
Fujimori Kogyo Co., Ltd.	8,047	115,296
Fujita Kanko, Inc.	15,600	54,655
Fujitec Co., Ltd.	14,100	81,481
Fujitsu General Ltd.	11,500	76,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Fujitsu Ltd.	320,000	$1,828,924
Fujiya Co., Ltd.*	36,800	64,848
Fukui Bank Ltd.	28,000	81,338
Fukuoka Financial Group, Inc.	128,000	535,257
Fukuyama Transporting Co., Ltd.	22,000	117,307
Funai Electric Co., Ltd.	2,800	73,725
Furukawa Co., Ltd.*	61,000	62,564
Furukawa Electric Co., Ltd.	108,000	450,767
Furukawa-Sky Aluminum Corp.	23,800	85,232
Fuso Pharmaceutical Industries Ltd.	45,233	122,021
Futaba Corp.	5,500	101,393
Futaba Industrial Co., Ltd.	9,500	69,363
Fuyo General Lease Co., Ltd.	3,100	105,337
Geo Corp.	100	124,733
Glory Ltd.	8,900	200,332
GMO Internet, Inc.	14,200	63,983
Godo Steel Ltd.	31,200	82,763
Goldcrest Co., Ltd.	2,880	59,916
Gree, Inc.*	14,234	311,932
GS Yuasa Corp.	61,000	407,542
Gulliver International Co., Ltd.	1,500	62,518
Gun-Ei Chemical Industry Co., Ltd.	40,615	111,721
Gunma Bank Ltd.	75,000	396,473
Gunze Ltd.	24,000	81,756
Gurunavi, Inc.	10,000	98,645
H2O Retailing Corp.	19,000	148,071
Hachijuni Bank Ltd.	60,000	337,289
Hakuhodo DY Holdings, Inc.	4,650	248,658
Hamakyorex Co., Ltd.	4,173	136,489
Hamamatsu Photonics KK	12,500	540,542
Hankyu Hanshin Holdings, Inc.	216,000	855,192
Hanwa Co., Ltd.	30,600	135,661
Haseko Corp.*	226,500	164,050
Heiwa Corp.	6,900	107,056
Heiwa Real Estate Co., Ltd.	24,600	53,403
Heiwado Co., Ltd.	6,400	79,449
Hibiya Engineering Ltd.	7,700	77,853
Higashi-Nippon Bank Ltd.	32,900	66,993
Higo Bank Ltd.	26,000	150,581
Hikari Tsushin, Inc.	4,000	94,690
Hino Motors Ltd.	41,000	239,307
Hirose Electric Co., Ltd.	5,200	533,021
Hiroshima Bank Ltd.	96,000	418,918
HIS Co., Ltd.	3,400	84,002
Hisaka Works Ltd.	5,400	73,074
Hisamitsu Pharmaceutical Co., Inc.	9,400	400,786
Hitachi Cable Ltd.	27,000	66,754
Hitachi Capital Corp.	7,500	101,770
Hitachi Chemical Co., Ltd.	14,700	292,527
Hitachi Construction Machinery Co., Ltd.	15,400	344,378
Hitachi High-Technologies Corp.	9,800	215,244
Hitachi Koki Co., Ltd.	8,500	77,806
Hitachi Kokusai Electric, Inc.	7,500	62,458
Hitachi Ltd.	771,000	4,557,593
Hitachi Medical Corp.	12,834	144,174
Hitachi Metals Ltd.	22,000	311,030

	Number of Shares	Value (Note 1)

Hitachi Tool Engineering Ltd.	6,400	$69,917
Hitachi Transport System Ltd.	5,600	95,759
Hitachi Zosen Corp.	136,500	212,525
Hodogaya Chemical Co., Ltd.	16,300	66,788
Hogy Medical Co., Ltd.	1,800	81,300
Hokkaido Electric Power Co., Inc.	29,900	498,141
Hokkaido Gas Co., Ltd.	42,101	136,621
Hokkoku Bank Ltd.	36,000	126,104
Hokuetsu Bank Ltd.	36,100	74,858
Hokuetsu Kishu Paper Co., Ltd.	21,000	128,588
Hokuhoku Financial Group, Inc.	227,000	450,678
Hokuriku Electric Power Co.	32,700	625,382
Hokuto Corp.	3,600	79,174
Honda Motor Co., Ltd.	281,500	10,850,020
Honeys Co., Ltd.	6,000	65,798
Horiba Ltd.	5,500	178,368
Hoshizaki Electric Co., Ltd.	6,600	146,486
Hosiden Corp.	8,300	75,667
House Foods Corp.	13,200	223,183
Hoya Corp.	75,600	1,675,676
Hulic Co., Ltd.	8,800	81,414
Hyakugo Bank Ltd.	28,000	113,546
Hyakujushi Bank Ltd.	37,000	132,513
Ibiden Co., Ltd.	19,800	619,273
IBJ Leasing Co., Ltd.	4,300	104,958
Ichibanya Co., Ltd.	2,500	78,911
Ichiyoshi Securities Co., Ltd.	9,400	58,118
Icom, Inc.	2,600	66,932
Idec Corp.	7,600	89,016
Idemitsu Kosan Co., Ltd.	4,000	427,237
IHI Corp.	220,000	569,581
Iida Home Max	6,500	56,996
Iino Kaiun Kaisha Ltd.	15,800	77,824
Inaba Denki Sangyo Co., Ltd.	3,700	98,648
Inabata & Co., Ltd.	11,600	72,344
Inageya Co., Ltd.	6,500	69,747
INES Corp.	9,000	60,503
INPEX Corp.	388	2,864,499
Internet Initiative Japan, Inc.	39	151,178
Iseki & Co., Ltd.*	34,000	87,054
Isetan Mitsukoshi Holdings Ltd.	63,300	619,792
Ishihara Sangyo Kaisha Ltd.*	68,800	85,225
Isuzu Motors Ltd.	187,000	886,161
IT Holdings Corp.	10,600	94,385
Ito En Ltd.	9,000	159,622
Itochu Corp.	229,700	2,389,380
Itochu Enex Co., Ltd.	13,100	73,624
Itochu Techno-Solutions Corp.	4,700	167,240
Itochu-Shokuhin Co., Ltd.	2,100	74,141
Itoham Foods, Inc.	20,000	81,538
Iwatani Corp.	34,600	123,094
Iyo Bank Ltd.	34,000	313,167
Izumi Co., Ltd.	8,800	132,316
Izumiya Co., Ltd.	30,107	121,874
J. Front Retailing Co., Ltd.	75,000	331,679
Jaccs Co., Ltd.	21,700	63,298
Jafco Co., Ltd.	4,400	110,583
Japan Airport Terminal Co., Ltd.	10,100	117,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Aviation Electronics Industry Ltd.	8,900	$64,989
Japan Bridge Corp.*	50,276	143,135
Japan Digital Laboratory Co., Ltd.	6,400	75,874
Japan Drilling Co., Ltd.	2,000	68,702
Japan Petroleum Exploration Co.	5,700	268,024
Japan Pulp & Paper Co., Ltd.	20,100	68,969
Japan Radio Co., Ltd.	23,400	68,450
Japan Securities Finance Co., Ltd.	13,400	82,186
Japan Steel Works Ltd.	52,000	357,785
Japan Tobacco, Inc.	769	2,967,747
Japan Transcity Corp.	35,108	109,656
Japan Vilene Co., Ltd.	14,000	61,846
Japan Wool Textile Co., Ltd.	11,500	90,265
Jeol Ltd.	33,195	110,663
JFE Holdings, Inc.	82,700	2,275,626
JFE Shoji Holdings, Inc.	22,000	107,802
JGC Corp.	36,000	985,914
J-Oil Mills, Inc.	23,100	68,043
Joshin Denki Co., Ltd.	7,400	80,302
Joyo Bank Ltd.	124,000	521,679
JS Group Corp.	40,400	1,041,058
JSP Corp.	4,800	80,619
JSR Corp.	29,100	564,597
JTEKT Corp.	35,300	518,630
Juki Corp.	59,522	171,661
Juroku Bank Ltd.	41,000	127,802
JVC Kenwood Holdings, Inc.*	19,300	95,853
JX Holdings, Inc.	387,000	2,613,353
kabu.com Securities Co., Ltd.	15,896	49,080
Kadokawa Group Holdings, Inc.	2,900	90,671
Kaga Electronics Co., Ltd.	5,500	59,459
Kagome Co., Ltd.	12,800	233,369
Kagoshima Bank Ltd.	21,000	136,842
Kajima Corp.	162,000	464,914
Kakaku.com, Inc.	24	168,919
Kaken Pharmaceutical Co., Ltd.	14,000	196,641
Kamigumi Co., Ltd.	36,000	336,680
Kanagawa Chuo Kotsu Co., Ltd.	14,700	73,315
Kandenko Co., Ltd.	16,000	78,194
Kaneka Corp.	42,000	276,481
Kanematsu Corp.*	74,800	73,788
Kansai Electric Power Co., Inc.	135,200	2,698,482
Kansai Paint Co., Ltd.	39,000	355,774
Kansai Urban Banking Corp.	45,000	78,857
Kanto Auto Works Ltd.	8,100	74,417
Kanto Denka Kogyo Co., Ltd.	8,800	64,306
Kao Corp.	94,200	2,475,653
Kappa Create Co., Ltd.	2,900	60,527
Kasumi Co., Ltd.	13,000	73,786
Katakura Industries Co., Ltd.	7,200	76,328
Kato Sangyo Co., Ltd.	4,600	85,162
Kawasaki Heavy Industries Ltd.	253,000	1,009,144
Kawasaki Kisen Kaisha Ltd.	100,000	349,821
KDDI Corp.	512	3,683,892
Keihan Electric Railway Co., Ltd.	72,000	307,124
Keihin Corp.	6,600	139,667

	Number of Shares	Value (Note 1)

Keikyu Corp.	82,000	$593,735
Keio Corp.	83,000	457,854
Keisei Electric Railway Co., Ltd.	52,000	307,909
Keiyo Bank Ltd.	27,000	135,927
Keiyo Co., Ltd.	24,198	134,959
Kenedix, Inc.*	400	69,954
Kewpie Corp.	18,400	234,310
KEY Coffee, Inc.	4,000	74,501
Keyence Corp.	7,500	2,127,078
Kikkoman Corp.	29,000	305,240
Kinden Corp.	24,000	205,216
King Jim Co., Ltd.	16,597	128,969
Kinki Sharyo Co., Ltd.	13,400	53,433
Kintetsu Corp.	291,000	933,952
Kintetsu World Express, Inc.	2,800	92,168
Kinugawa Rubber Industrial Co., Ltd.	13,900	94,733
Kirin Holdings Co., Ltd.	149,000	2,083,198
Kisoji Co., Ltd.	3,600	74,767
Kissei Pharmaceutical Co., Ltd.	7,000	136,360
Kitz Corp.	14,600	85,526
Kiyo Holdings, Inc.	126,000	171,067
Koa Corp.	5,800	68,134
Koatsu Gas Kogyo Co., Ltd.	11,700	63,346
Kobayashi Pharmaceutical Co., Ltd.	4,700	236,705
Kobe Steel Ltd.	467,000	1,062,510
Kohnan Shoji Co., Ltd.	5,700	98,184
Koito Manufacturing Co., Ltd.	16,000	279,899
Kokuyo Co., Ltd.	16,500	122,857
Komatsu Ltd.	167,800	5,220,800
Komeri Co., Ltd.	4,300	117,398
Komori Corp.	8,800	78,518
Konami Corp.	14,900	353,524
Konica Minolta Holdings, Inc.	87,000	725,905
Kose Corp.	6,000	155,742
Krosaki Harima Corp.	17,100	73,347
K’s Holdings Corp.	7,200	312,307
Kubota Corp.	143,000	1,273,255
Kumiai Chemical Industry Co., Ltd.	21,700	63,148
Kura Corp.	4,700	61,168
Kurabo Industries Ltd.	39,100	78,580
Kuraray Co., Ltd.	51,000	748,565
Kureha Corp.	22,000	108,305
Kurita Water Industries Ltd.	18,400	549,379
Kuroda Electric Co., Ltd.	5,100	58,716
KYB Co., Ltd.	20,100	152,577
Kyocera Corp.	27,400	2,787,360
Kyoei Steel Ltd.	4,300	65,469
KYORIN Holdings, Inc.	9,000	179,148
Kyosan Electric Manufacturing Co., Ltd.	15,500	89,255
Kyowa Exeo Corp.	12,700	128,932
Kyowa Hakko Kirin Co., Ltd.	41,000	391,086
Kyudenko Corp.	11,200	73,849
Kyushu Electric Power Co., Inc.	70,700	1,274,846
Lawson, Inc.	11,000	577,722
Leopalace21 Corp.*	36,100	51,375
Life Corp.	4,700	83,420
Lintec Corp.	6,800	192,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Lion Corp.	39,000	$216,527
M3, Inc.	14	101,859
Mabuchi Motor Co., Ltd.	4,600	232,427
Macnica, Inc.	2,900	66,150
Macromill, Inc.	6,300	65,294
Maeda Corp.	22,900	71,981
Maeda Road Construction Co., Ltd.	10,000	97,362
Makino Milling Machine Co., Ltd.	16,000	148,930
Makita Corp.	21,000	975,660
Mandom Corp.	3,300	90,780
Mars Engineering Corp.	4,100	64,743
Marubeni Corp.	286,000	1,900,809
Marudai Food Co., Ltd.	21,900	67,547
Maruetsu, Inc.	17,900	65,936
Maruha Nichiro Holdings, Inc.	70,000	112,749
Marui Group Co., Ltd.	43,000	325,984
Maruichi Steel Tube Ltd.	11,400	282,397
Marusan Securities Co., Ltd.	11,800	48,382
Maruwa Co., Ltd.	4,020	174,584
Maruzen Showa Unyu Co., Ltd.	22,000	71,540
Matsuda Sangyo Co., Ltd.	4,000	60,751
Matsui Securities Co., Ltd.	19,200	92,618
Matsumotokiyoshi Holdings Co., Ltd.	5,900	126,171
Matsuya Co., Ltd.*	10,200	56,017
Matsuya Foods Co., Ltd.	4,300	80,724
Max Co., Ltd.	6,000	74,259
Mazda Motor Corp.*	253,000	667,291
Medipal Holdings Corp.	29,500	260,667
Megachips Corp.	3,700	60,079
Megane TOP Co., Ltd.	12,257	147,546
Megmilk Snow Brand Co., Ltd.	7,000	129,775
Meidensha Corp.	32,000	137,941
MEIJI Holdings Co., Ltd.	10,600	446,695
Meitec Corp.	4,800	104,987
Meito Sangyo Co., Ltd.	9,069	118,767
Melco Holdings, Inc.	2,100	53,849
Michinoku Bank Ltd.	61,648	119,094
Mie Bank Ltd.	26,100	63,492
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	69,945
Milbon Co., Ltd.	2,800	83,423
Mimasu Semiconductor Industry Co., Ltd.	6,300	74,494
Minato Bank Ltd.	41,600	72,642
Minebea Co., Ltd.	48,000	255,826
Ministop Co., Ltd.	4,200	75,808
Miraca Holdings, Inc.	8,000	324,563
Mirait Holdings Corp.	10,100	79,940
MISUMI Group, Inc.	10,600	274,475
Mitsuba Corp.	8,100	75,476
Mitsubishi Chemical Holdings Corp.	195,500	1,386,833
Mitsubishi Corp.	262,700	6,581,933
Mitsubishi Electric Corp.	335,000	3,890,577
Mitsubishi Estate Co., Ltd.	235,000	4,125,387
Mitsubishi Gas Chemical Co., Inc.	53,000	388,881
Mitsubishi Heavy Industries Ltd.	556,000	2,619,813

	Number of Shares	Value (Note 1)

Mitsubishi Logistics Corp.	23,000	$258,282
Mitsubishi Materials Corp.	214,000	674,397
Mitsubishi Motors Corp.*	670,000	820,043
Mitsubishi Paper Mills Ltd.*	61,000	63,266
Mitsubishi Pencil Co., Ltd.	4,300	77,656
Mitsubishi Research Institute, Inc.	3,100	56,657
Mitsubishi Steel Manufacturing Co., Ltd.	23,400	80,505
Mitsubishi Tanabe Pharma Corp.	28,000	469,790
Mitsubishi UFJ Financial Group, Inc.	2,489,400	12,119,080
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,930	306,704
Mitsuboshi Belting Co., Ltd.	12,100	60,065
Mitsui & Co., Ltd.	285,000	4,928,533
Mitsui Chemicals, Inc.	154,000	562,569
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	280,156
Mitsui Fudosan Co., Ltd.	158,000	2,723,999
Mitsui Home Co., Ltd.	13,400	66,929
Mitsui Matsushima Co., Ltd.	32,100	66,767
Mitsui Mining & Smelting Co., Ltd.	97,000	327,558
Mitsui O.S.K. Lines Ltd.	157,000	844,876
Mitsui Sugar Co., Ltd.	19,300	77,786
Mitsui-Soko Co., Ltd.	17,600	69,113
Mitsumi Electric Co., Ltd.	11,700	115,625
Mitsuuroko Co., Ltd.	11,600	68,412
Miura Co., Ltd.	5,400	156,469
Miyazaki Bank Ltd.	26,800	61,528
Mizuho Financial Group, Inc.	4,036,300	6,654,299
Mizuho Investors Securities Co., Ltd.	77,000	70,238
Mizuho Securities Co., Ltd.*	85,000	204,828
Mizuho Trust & Banking Co., Ltd.	302,000	267,862
Mizuno Corp.	15,800	75,083
Mochida Pharmaceutical Co., Ltd.	13,000	139,096
Modec, Inc.	4,000	68,442
Monex Group, Inc.	247	49,405
Mori Seiki Co., Ltd.	17,900	237,078
Morinaga & Co., Ltd.	35,100	80,832
Morinaga Milk Industry Co., Ltd.	29,000	124,150
Morita Holdings Corp.	11,700	74,840
MOS Food Services, Inc.	4,100	76,976
Moshi Moshi Hotline, Inc.	2,800	45,454
MS&AD Insurance Group Holdings, Inc.	97,300	2,282,255
Murata Manufacturing Co., Ltd.	34,500	2,304,641
Musashi Seimitsu Industry Co., Ltd.	3,100	81,931
Musashino Bank Ltd.	5,200	176,964
Nabtesco Corp.	12,000	290,947
Nachi-Fujikoshi Corp.	33,100	196,437
Nagaileben Co., Ltd.	2,800	81,713
Nagase & Co., Ltd.	18,000	221,637
Nagatanien Co., Ltd.	6,900	72,686
Nagoya Railroad Co., Ltd.	112,000	285,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Nakamuraya Co., Ltd.	13,556	$64,386
Namco Bandai Holdings, Inc.	37,200	447,810
Nankai Electric Railway Co., Ltd.	67,000	263,338
Nanto Bank Ltd.	30,000	152,532
NEC Capital Solutions Ltd.	4,700	62,851
NEC Corp.*	416,000	952,482
NEC Fielding Ltd.	5,600	67,720
NEC Mobiling Ltd.	2,500	84,785
NEC Networks & System Integration Corp.	5,600	78,415
NET One Systems Co., Ltd.	77	148,618
Neturen Co., Ltd.	8,500	71,922
NGK Insulators Ltd.	41,000	764,408
NGK Spark Plug Co., Ltd.	30,000	414,284
NHK Spring Co., Ltd.	25,000	255,854
Nichias Corp.	16,400	96,953
Nichicon Corp.	10,300	170,730
Nichiden Corp.	2,500	78,974
Nichiha Corp.	8,800	79,200
Nichii Gakkan Co.	8,100	72,077
Nichi-iko Pharmaceutical Co., Ltd.	5,350	142,653
Nichirei Corp.	40,000	171,078
Nidec Copal Corp.	4,100	50,395
Nidec Copal Electronics Corp.	8,700	58,542
Nidec Corp.	16,100	1,502,867
Nidec Sankyo Corp.	9,000	59,573
Nidec-Tosok Corp.	6,300	73,460
Nifco, Inc.	6,400	169,430
Nihon Chouzai Co., Ltd.	3,158	111,469
Nihon Dempa Kogyo Co., Ltd.	3,700	52,093
Nihon Kohden Corp.	5,900	146,207
Nihon M&A Center, Inc.	28	149,072
Nihon Nohyaku Co., Ltd.	13,800	63,816
Nihon Parkerizing Co., Ltd.	8,100	123,616
Nihon Unisys Ltd.	8,700	52,124
Nihon Yamamura Glass Co., Ltd.	26,300	69,569
Nikkiso Co., Ltd.	11,100	99,758
Nikon Corp.	57,600	1,359,036
Nintendo Co., Ltd.	19,100	3,596,927
Nippo Corp.	10,000	81,206
Nippon Beet Sugar Manufacturing Co., Ltd.	30,000	67,414
Nippon Carbon Co., Ltd.	22,500	67,820
Nippon Ceramci Co., Ltd.	4,100	83,273
Nippon Chemical Industrial Co., Ltd.	43,153	97,079
Nippon Chemi-Con Corp.	20,000	126,054
Nippon Coke & Engineering Co., Ltd.	35,800	61,799
Nippon Denko Co., Ltd.	13,400	91,016
Nippon Densetsu Kogyo Co., Ltd.	7,500	79,925
Nippon Electric Glass Co., Ltd.	68,000	871,104
Nippon Express Co., Ltd.	126,000	510,910
Nippon Flour Mills Co., Ltd.	21,000	97,669
Nippon Gas Co., Ltd.	5,000	68,548
Nippon Kanzai Co., Ltd.	4,300	74,665
Nippon Kasei Chemical Co., Ltd.	47,727	98,860

	Number of Shares	Value (Note 1)

Nippon Kayaku Co., Ltd.	24,000	$253,419
Nippon Koei Co., Ltd.	23,300	84,112
Nippon Konpo Unyu Soko Co., Ltd.	9,000	95,836
Nippon Light Metal Co., Ltd.	77,600	160,242
Nippon Meat Packers, Inc.	25,000	358,459
Nippon Paint Co., Ltd.	29,000	232,386
Nippon Paper Group, Inc.	16,100	358,130
Nippon Road Co., Ltd.	50,276	151,576
Nippon Sharyo Ltd.	14,000	61,564
Nippon Sheet Glass Co., Ltd.	148,000	459,488
Nippon Shinyaku Co., Ltd.	8,000	102,256
Nippon Shokubai Co., Ltd.	28,000	342,159
Nippon Signal Co., Ltd.	8,900	68,799
Nippon Soda Co., Ltd.	20,100	88,852
Nippon Steel Corp.	917,000	2,975,874
Nippon Steel Trading Co., Ltd.	22,300	63,008
Nippon Suisan Kaisha Ltd.	41,900	137,844
Nippon Synthetic Chemical Industry Co., Ltd.	10,400	74,405
Nippon Telegraph & Telephone Corp.	123,500	6,005,243
Nippon Television Network Corp.	2,740	389,903
Nippon Thompson Co., Ltd.	11,000	91,112
Nippon Valqua Industries Ltd.	22,000	64,886
Nippon Yakin Kogyo Co., Ltd.*	23,000	62,283
Nippon Yusen KK	272,000	1,012,708
Nipro Corp.	6,500	117,979
Nishimatsu Construction Co., Ltd.	53,800	79,364
Nishimatsuya Chain Co., Ltd.	7,500	62,135
Nishi-Nippon City Bank Ltd.	114,000	337,523
Nishi-Nippon Railroad Co., Ltd.	42,000	180,726
Nissan Chemical Industries Ltd.	25,000	276,496
Nissan Motor Co., Ltd.	420,800	4,417,250
Nissan Shatai Co., Ltd.	12,000	92,783
Nissen Holdings Co., Ltd.	14,100	83,020
Nissha Printing Co., Ltd.	6,000	110,199
Nisshin Oillio Group Ltd.	15,000	72,051
Nisshin Seifun Group, Inc.	32,500	406,064
Nisshin Steel Co., Ltd.	128,000	244,598
Nisshinbo Holdings, Inc.	22,000	209,354
Nissin Corp.	45,226	114,019
Nissin Electric Co., Ltd.	11,000	104,677
Nissin Foods Holdings Co., Ltd.	12,800	465,832
Nissin Kogyo Co., Ltd.	6,600	119,048
Nitori Holdings Co., Ltd.	6,200	589,156
Nitta Corp.	3,600	70,495
Nittetsu Mining Co., Ltd.	14,300	65,104
Nitto Boseki Co., Ltd.	28,300	70,703
Nitto Denko Corp.	28,100	1,427,362
Nitto Kogyo Corp.	6,000	71,140
Nitto Kohki Co., Ltd.	2,800	65,778
NKSJ Holdings, Inc.	274,000	1,807,811
NOF Corp.	29,300	128,790
Nohmi Bosai Ltd.	11,000	65,389
NOK Corp.	15,700	268,655
Nomura Holdings, Inc.	690,500	3,416,329
Nomura Real Estate Holdings, Inc.	13,600	227,049
Nomura Research Institute Ltd.	18,200	398,358
Noritake Co., Ltd.	19,900	78,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Noritz Corp.	6,000	$110,423
NS Solutions Corp.	3,300	64,597
NS United Kaiun Kaisha Ltd.	28,700	57,722
NSD Co., Ltd.	6,300	52,972
NSK Ltd.	73,000	728,027
NTN Corp.	74,000	421,093
NTT Data Corp.	226	751,046
NTT DoCoMo, Inc.	2,723	4,857,677
NTT Urban Development Corp.	234	201,184
Obayashi Corp.	111,000	484,049
OBIC Business Consultants Ltd.	1,350	79,507
Obic Co., Ltd.	1,100	205,398
Odakyu Electric Railway Co., Ltd.	103,000	818,058
Ogaki Kyoritsu Bank Ltd.	43,000	133,111
Ohara, Inc.	5,000	52,592
Oiles Corp.	3,800	75,425
Oita Bank Ltd.	21,000	62,583
OJI Paper Co., Ltd.	148,000	709,353
Okamoto Industries, Inc.	17,600	66,727
Okamura Corp.	12,200	82,497
Okasan Securities Group, Inc.	28,000	104,971
Oki Electric Industry Co., Ltd.*	117,700	108,920
Okinawa Electric Power Co., Inc.	1,900	86,229
OKUMA Corp.	22,400	213,286
Okumura Corp.	34,000	124,318
Okuwa Co., Ltd.	6,900	69,410
Olympus Corp.	38,200	1,287,512
Omron Corp.	36,000	1,000,621
Ono Pharmaceutical Co., Ltd.	16,800	896,814
Onward Holdings Co., Ltd.	23,000	194,314
Oracle Corp. Japan	5,000	217,879
Organo Corp.	9,300	70,226
Orient Corp.*	72,505	84,555
Oriental Land Co., Ltd.	8,900	754,437
ORIX Corp.	17,580	1,710,181
Osaka Gas Co., Ltd.	320,000	1,215,474
Osaka Steel Co., Ltd.	4,100	81,574
OSAKA Titanium Technologies Co.	3,600	264,345
Osaki Electric Co., Ltd.	7,900	80,228
OSG Corp.	14,700	204,963
Otsuka Corp.	2,600	162,048
Otsuka Holdings Co., Ltd.	82,370	2,183,596
Oyo Corp.	8,500	88,190
Pacific Industrial Co., Ltd.	21,136	98,230
Pacific Metals Co., Ltd.	23,000	170,043
Pack Corp.	4,000	65,987
Pal Co., Ltd.	2,000	66,710
Paltac Corp.	4,200	75,827
PanaHome Corp.	11,000	71,528
Panasonic Corp.	386,070	4,717,629
Panasonic Electric Works SUNX Co., Ltd.	11,800	70,323
Paramount Bed Co., Ltd.	2,700	75,060
Parco Co., Ltd.	8,400	69,314
Paris Miki Holdings, Inc.	7,300	70,656
Park24 Co., Ltd.	14,800	153,966
Pasona Group, Inc.	100	92,627
Penta-Ocean Construction Co., Ltd.	41,300	99,481

	Number of Shares	Value (Note 1)

PGM Holdings KK	100	$52,582
Pigeon Corp.	2,200	72,431
Piolax, Inc.	5,506	132,255
Pioneer Corp.*	45,200	202,923
Plenus Co., Ltd.	4,700	75,927
Point, Inc.	2,700	117,813
Pola Orbis Holdings, Inc.	5,264	138,362
Press Kogyo Co., Ltd.	15,000	76,216
Prima Meat Packers Ltd.	43,697	53,437
Promise Co., Ltd.*	16,150	137,666
Renesas Electronics Corp.*	8,900	76,946
Rengo Co., Ltd.	27,000	178,863
Resona Holdings, Inc.	213,700	1,006,362
Resorttrust, Inc.	5,100	64,337
Ricoh Co., Ltd.	96,000	1,065,069
Ricoh Leasing Co., Ltd.	2,500	55,933
Riken Corp.	16,000	68,783
Ringer Hut Co., Ltd.	9,398	128,176
Rinnai Corp.	5,400	390,606
Riso Kagaku Corp.	4,100	68,239
Rohm Co., Ltd.	16,100	922,476
Rohto Pharmaceutical Co., Ltd.	15,000	171,104
Roland Corp.	5,600	55,419
Roland DG Corp.	7,069	95,283
Round One Corp.	11,100	95,042
Royal Holdings Co., Ltd.	7,000	72,437
Ryobi Ltd.	18,700	84,362
Ryoden Trading Co., Ltd.	18,234	113,113
Ryohin Keikaku Co., Ltd.	3,600	172,715
Ryosan Co., Ltd.	5,200	111,024
Ryoshoku Ltd.	3,200	74,598
Ryoyo Electro Corp.	6,200	61,711
S.T. Corp.	10,483	112,644
Saibu Gas Co., Ltd.	36,000	91,914
Saizeriya Co., Ltd.	4,200	79,806
Sakai Chemical Industry Co., Ltd.	14,100	64,252
Sakata INX Corp.	14,200	66,714
Sakata Seed Corp.	5,300	77,197
San-A Co., Ltd.	1,800	69,458
San-Ai Oil Co., Ltd.	14,178	81,582
Sanden Corp.	18,200	94,532
Sangetsu Co., Ltd.	5,600	136,665
San-In Godo Bank Ltd.	20,000	143,521
Sankei Building Co., Ltd.	11,600	64,137
Sanken Electric Co., Ltd.	19,400	114,437
Sanki Engineering Co., Ltd.	10,400	58,336
Sankyo Co., Ltd.	9,800	506,489
Sankyo-Tateyama Holdings, Inc.*	55,800	82,173
Sankyu, Inc.	40,000	187,191
Sanoh Industrial Co., Ltd.	7,800	66,385
Sanrio Co., Ltd.	8,800	343,763
Santen Pharmaceutical Co., Ltd.	10,400	422,765
Sanwa Holdings Corp.	33,000	115,316
Sanyo Chemical Industries Ltd.	9,400	74,724
Sanyo Shokai Ltd.	18,600	54,367
Sanyo Special Steel Co., Ltd.	16,500	104,886
Sapporo Hokuyo Holdings, Inc.	48,800	203,754
Sapporo Holdings Ltd.	52,000	214,400
Sasebo Heavy Industries Co., Ltd.	35,000	65,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sato Corp.	5,400	$69,145
Sawai Pharmaceutical Co., Ltd.	2,200	232,066
SBI Holdings, Inc.	3,823	354,743
Secom Co., Ltd.	35,200	1,690,459
Sega Sammy Holdings, Inc.	34,000	658,528
Seikagaku Corp.	6,500	74,197
Seiko Epson Corp.	22,000	381,231
Seiko Holdings Corp.	19,200	66,926
Seino Holdings Co., Ltd.	25,000	179,955
Seiren Co., Ltd.	9,500	60,755
Sekisui Chemical Co., Ltd.	71,000	606,080
Sekisui House Ltd.	108,000	1,004,324
Sekisui Jushi Corp.	7,100	72,495
Sekisui Plastics Co., Ltd.	16,100	73,890
Senko Co., Ltd.	21,000	71,402
Senshu Ikeda Holdings, Inc.	91,700	134,046
Senshukai Co., Ltd.	20,549	125,749
Seven & I Holdings Co., Ltd.	137,700	3,704,389
Sharp Corp.	146,000	1,331,586
Shibusawa Warehouse Co., Ltd.	20,400	66,038
Shibuya Kogyo Co., Ltd.	7,100	77,050
Shiga Bank Ltd.	30,000	170,710
Shikoku Bank Ltd.	24,000	76,431
Shikoku Chemicals Corp.	12,000	68,918
Shikoku Electric Power Co., Inc.	32,400	735,955
Shima Seiki Manufacturing Ltd.	4,600	119,266
Shimachu Co., Ltd.	6,100	149,167
Shimadzu Corp.	39,000	357,466
Shimamura Co., Ltd.	3,300	315,567
Shimano, Inc.	13,200	725,834
Shimizu Bank Ltd.	1,700	60,511
Shimizu Corp.	105,000	436,868
Shimojima Co., Ltd.	5,300	68,942
Shinagawa Refractories Co., Ltd.	23,800	70,530
Shindengen Electric Manufacturing Co., Ltd.	13,600	64,227
Shin-Etsu Chemical Co., Ltd.	57,700	3,094,984
Shin-Etsu Polymer Co., Ltd.	11,000	57,530
Shinko Electric Industries Co., Ltd.	8,500	80,085
Shinko Plantech Co., Ltd.	7,700	83,192
Shin-Kobe Electric Machinery Co., Ltd.	5,800	92,884
Shinmaywa Industries Ltd.	16,600	63,402
Shinsei Bank Ltd.	228,000	226,756
Shionogi & Co., Ltd.	48,600	796,166
Ship Healthcare Holdings, Inc.	5,500	101,890
Shiroki Corp.	18,800	64,530
Shiseido Co., Ltd.	55,600	1,039,814
Shizuoka Bank Ltd.	99,000	910,281
Shizuoka Gas Co., Ltd.	27,513	155,843
Sho-Bond Holdings Co., Ltd.	3,400	82,005
Shochiku Co., Ltd.	19,000	156,004
Shoei Co., Ltd.	7,800	70,555
Showa Corp.*	9,500	68,288
Showa Denko KK	227,000	471,250
Showa Sangyo Co., Ltd.	24,500	68,706
Showa Shell Sekiyu KK	30,300	281,184
Siix Corp.	9,798	150,233
Sinfonia Technology Co., Ltd.	19,800	66,131
Sintokogio Ltd.	7,500	77,035

	Number of Shares	Value (Note 1)

Sky Perfect JSAT Holdings, Inc.	241	$99,539
SMC Corp.	10,300	1,855,724
SMK Corp.	12,200	53,544
Softbank Corp.	145,800	5,522,139
Sohgo Security Services Co., Ltd.	12,200	137,111
Sojitz Corp.	213,100	399,778
So-net Entertainment Corp.	40	169,077
Sony Corp.	187,000	4,949,813
Sony Financial Holdings, Inc.	29,800	538,838
Sotetsu Holdings, Inc.	50,000	137,008
Square Enix Holdings Co., Ltd.	10,400	187,562
SRI Sports Ltd.	10,000	106,734
St. Marc Holdings Co., Ltd.	1,700	63,812
Stanley Electric Co., Ltd.	21,700	379,672
Star Micronics Co., Ltd.	6,600	78,271
Stella Chemifa Corp.	1,500	53,317
Sugi Holdings Co., Ltd.	5,000	130,531
Sumco Corp.*	21,300	359,738
Sumikin Bussan Corp.	29,000	70,400
Sumisho Computer Systems Corp.	4,100	71,000
Sumitomo Bakelite Co., Ltd.	31,000	207,686
Sumitomo Chemical Co., Ltd.	249,000	1,243,643
Sumitomo Corp.	181,500	2,473,857
Sumitomo Electric Industries Ltd.	119,900	1,749,717
Sumitomo Forestry Co., Ltd.	25,100	230,487
Sumitomo Heavy Industries Ltd.	89,000	620,155
Sumitomo Light Metal Industries Ltd.*	57,900	58,011
Sumitomo Metal Industries Ltd.	619,000	1,392,236
Sumitomo Metal Mining Co., Ltd.	100,000	1,641,596
Sumitomo Mitsui Construction Co., Ltd.*	113,683	98,056
Sumitomo Mitsui Financial Group, Inc.	249,690	7,684,447
Sumitomo Mitsui Trust Holdings, Inc.	613,630	2,140,725
Sumitomo Osaka Cement Co., Ltd.	65,000	182,814
Sumitomo Precision Products Co., Ltd.	23,646	176,575
Sumitomo Real Estate Sales Co., Ltd.	1,430	66,644
Sumitomo Realty & Development Co., Ltd.	81,000	1,810,924
Sumitomo Rubber Industries Ltd.	23,600	285,744
Sumitomo Seika Chemicals Co., Ltd.	16,000	89,208
Sumitomo Warehouse Co., Ltd.	24,000	109,071
Sundrug Co., Ltd.	6,000	190,491
Suruga Bank Ltd.	34,000	295,479
Suzuken Co., Ltd.	13,100	302,736
Suzuki Motor Corp.	69,100	1,557,192
SWCC Showa Holdings Co., Ltd.*	60,300	76,887
Sysmex Corp.	11,200	421,278
Systena Corp.	100	89,440
T Hasegawa Co., Ltd.	4,300	67,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

T&D Holdings, Inc.	59,650	$1,417,034
T.RAD Co., Ltd.	17,200	82,862
Tachi-S Co., Ltd.	4,400	81,777
Tact Home Co., Ltd.	104	97,289
Tadano Ltd.	14,300	86,623
Taihei Dengyo Kaisha Ltd.	8,600	64,890
Taihei Kogyo Co., Ltd.	14,800	64,602
Taiheiyo Cement Corp.	145,000	307,763
Taiho Kogyo Co., Ltd.	11,482	113,741
Taikisha Ltd.	5,600	111,027
Taisei Corp.	177,000	405,737
Taisho Pharmaceutical Co., Ltd.	27,000	608,715
Taiyo Holdings Co., Ltd.	2,500	74,426
Taiyo Nippon Sanso Corp.	45,000	359,034
Taiyo Yuden Co., Ltd.	15,000	195,143
Takamatsu Construction Group Co., Ltd.	5,300	75,286
Takaoka Electric Manufacturing Co., Ltd.	12,500	39,720
Takara Holdings, Inc.	30,000	153,117
Takara Leben Co., Ltd.	10,571	67,012
Takara Standard Co., Ltd.	14,000	107,350
Takasago International Corp.	12,100	58,931
Takasago Thermal Engineering Co., Ltd.	10,300	80,488
Takashimaya Co., Ltd.	43,000	296,577
Takata Corp.	5,100	156,037
Takeda Pharmaceutical Co., Ltd.	130,900	6,054,250
Takuma Co., Ltd.*	36,596	186,271
Tamron Co., Ltd.	3,400	81,496
TDK Corp.	18,600	1,024,304
Tecmo Koei Holdings Co., Ltd.	9,400	77,135
Teijin Ltd.	132,000	582,468
Teikoku Piston Ring Co., Ltd.	6,700	80,794
Temp Holdings Co., Ltd.	7,800	72,185
Tenma Corp.	6,500	65,282
Terumo Corp.	25,500	1,377,977
T-Gaia Corp.	100	186,807
THK Co., Ltd.	21,000	534,564
TKC Corp.	3,400	77,675
Toa Corp.	59,700	110,291
Toagosei Co., Ltd.	34,000	171,401
Tobu Railway Co., Ltd.	174,000	733,111
TOC Co., Ltd.	16,300	73,166
Tocalo Co., Ltd.	3,700	91,560
Tochigi Bank Ltd.	16,000	61,004
Toda Corp.	40,000	144,991
Toda Kogyo Corp.	6,800	68,832
Toei Co., Ltd.	14,700	67,689
Toenec Corp.	12,700	66,755
Toho Bank Ltd.	27,100	60,089
Toho Co., Ltd.	20,600	342,748
Toho Gas Co., Ltd.	82,000	444,159
Toho Holdings Co., Ltd.	9,700	96,774
Toho Real Estate Co., Ltd.	10,100	53,888
Toho Titanium Co., Ltd.	5,400	158,558
Toho Zinc Co., Ltd.	19,100	93,614
Tohoku Electric Power Co., Inc.	82,900	1,196,082
Tokai Carbon Co., Ltd.	32,000	179,151
Tokai Corp.	115	2,534
TOKAI Holdings Corp.*	30,551	151,202

	Number of Shares	Value (Note 1)

Tokai Rika Co., Ltd.	7,500	$145,229
Tokai Rubber Industries Ltd.	5,200	69,522
Tokai Tokyo Financial Holdings, Inc.	37,000	112,450
Token Corp.	1,900	69,082
Tokio Marine Holdings, Inc.	124,600	3,500,536
Tokushu Tokai Paper Co., Ltd.	31,000	63,408
Tokuyama Corp.	53,000	267,163
Tokyo Broadcasting System Holdings, Inc.	17,000	205,604
Tokyo Dome Corp.*	25,800	50,828
Tokyo Electric Power Co., Inc.	241,800	993,199
Tokyo Electron Ltd.	26,000	1,418,392
Tokyo Energy & Systems, Inc.	19,690	112,028
Tokyo Gas Co., Ltd.	417,000	1,886,364
Tokyo Ohka Kogyo Co., Ltd.	6,100	131,526
Tokyo Rope Manufacturing Co., Ltd.	22,700	86,257
Tokyo Seimitsu Co., Ltd.	6,300	122,409
Tokyo Steel Manufacturing Co., Ltd.	18,700	197,362
Tokyo Tatemono Co., Ltd.	66,000	240,643
Tokyo Tomin Bank Ltd.	6,200	77,437
Tokyotokeiba Co., Ltd.	46,900	60,700
Tokyu Community Corp.	2,500	78,852
Tokyu Construction Co., Ltd.	23,700	62,062
Tokyu Corp.	179,000	745,028
Tokyu Land Corp.	64,000	271,601
Tokyu Livable, Inc.	6,000	54,667
Tomoku Co., Ltd.	41,930	112,158
TOMONY Holdings, Inc.	25,200	97,047
Tomy Co., Ltd.	9,500	80,645
TonenGeneral Sekiyu KK	51,000	627,089
Topcon Corp.	11,700	66,341
Toppan Forms Co., Ltd.	7,000	55,749
Toppan Printing Co., Ltd.	92,000	713,434
Topre Corp.	9,400	100,262
Topy Industries Ltd.	26,600	75,890
Toray Industries, Inc.	281,000	2,079,610
Torii Pharmaceutical Co., Ltd.	3,300	62,334
Torishima Pump Manufacturing Co., Ltd.	3,900	62,661
Toshiba Corp.	650,000	3,440,094
Toshiba Machine Co., Ltd.	20,000	109,396
Toshiba Plant Systems & Services Corp.	6,000	71,139
Toshiba TEC Corp.	20,000	87,442
Tosoh Corp.	85,000	341,642
Totetsu Kogyo Co., Ltd.	17,034	163,187
TOTO Ltd.	48,000	373,258
Touei Housing Corp.	4,200	51,171
Towa Bank Ltd.	119,044	144,145
Towa Pharmaceutical Co., Ltd.	1,700	102,799
Toyo Corp.	11,891	129,718
Toyo Electric Manufacturing Co., Ltd.	19,286	92,697
Toyo Engineering Corp.	21,100	84,243
Toyo Ink Manufacturing Co., Ltd.	30,000	144,846
Toyo Kohan Co., Ltd.	11,900	55,434
Toyo Seikan Kaisha Ltd.	24,100	404,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Toyo Suisan Kaisha Ltd.	15,000	$354,533
Toyo Tanso Co., Ltd.	1,600	81,754
Toyo Tire & Rubber Co., Ltd.	28,700	72,891
Toyobo Co., Ltd.	121,000	178,026
Toyoda Gosei Co., Ltd.	9,300	210,887
Toyota Auto Body Co., Ltd.	5,900	97,130
Toyota Boshoku Corp.	11,300	187,239
Toyota Industries Corp.	29,600	975,071
Toyota Motor Corp.	428,600	18,045,261
Toyota Tsusho Corp.	35,900	615,271
Transcosmos, Inc.	7,300	80,614
Trend Micro, Inc.	14,100	437,758
Trusco Nakayama Corp.	4,300	84,316
TS Tech Co., Ltd.	6,300	120,004
TSI Holdings Co., Ltd.*	12,000	85,262
Tsubakimoto Chain Co.	17,000	105,085
Tsugami Corp.	9,900	59,000
Tsukishima Kikai Co., Ltd.	9,700	84,591
Tsukuba Bank Ltd.	35,347	108,853
Tsumura & Co.	9,200	294,366
Tsuruha Holdings, Inc.	2,400	115,249
Tsutsumi Jewelry Co., Ltd.	2,800	67,454
TV Asahi Corp.	80	121,550
Tv Tokyo Holdings Corp.	4,700	56,775
Ube Industries Ltd.	141,000	424,686
Ulvac, Inc.	6,200	153,035
Unicharm Corp.	18,500	808,470
Unihair Co., Ltd.*	5,400	54,834
Union Tool Co.	2,500	54,432
Unipres Corp.	4,100	106,508
United Arrows Ltd.	4,700	99,881
Unitika Ltd.*	77,800	52,191
UNY Co., Ltd.	26,100	242,981
Ushio, Inc.	19,600	387,643
USS Co., Ltd.	4,310	334,325
V Technology Co., Ltd.	13	102,185
Valor Co., Ltd.	8,300	116,629
Vantec Corp.	100	179,766
Vital KSK Holdings, Inc.	8,400	69,978
Wacoal Holdings Corp.	20,000	250,018
Wacom Co., Ltd.	66	77,004
WATAMI Co., Ltd.	3,700	78,288
Weathernews, Inc.	5,990	152,759
West Japan Railway Co.	30,200	1,182,284
Xebio Co., Ltd.	3,800	86,015
Yachiyo Bank Ltd.	2,700	76,819
Yahagi Construction Co., Ltd.	20,590	104,526
Yahoo! Japan Corp.	2,309	794,889
Yakult Honsha Co., Ltd.	19,200	555,890
Yamada Denki Co., Ltd.	14,340	1,169,823
Yamagata Bank Ltd.	19,000	90,620
Yamaguchi Financial Group, Inc.	31,000	289,483
Yamaha Corp.	26,300	299,070
Yamaha Motor Co., Ltd.*	49,000	899,969
Yamanashi Chuo Bank Ltd.	20,000	84,851
Yamatake Corp.	9,000	200,858
Yamato Holdings Co., Ltd.	66,400	1,042,935
Yamato Kogyo Co., Ltd.	7,700	239,459
Yamazaki Baking Co., Ltd.	26,000	348,429
Yamazen Corp.	13,600	96,379
Yaoko Co., Ltd.	2,400	75,556

	Number of Shares	Value (Note 1)

Yaskawa Electric Corp.	36,000	$403,811
Yodogawa Steel Works Ltd.	26,000	109,387
Yokogawa Bridge Holdings Corp.	11,100	72,004
Yokogawa Electric Corp.*	32,500	278,699
Yokohama Reito Co., Ltd.	10,500	70,926
Yokohama Rubber Co., Ltd.	38,000	219,100
Yomeishu Seizo Co., Ltd.	13,027	120,120
Yorozu Corp.	4,000	88,108
Yoshinoya Holdings Co., Ltd.	85	104,914
Yuasa Trading Co., Ltd.	105,682	166,461
Yurtec Corp.	17,900	88,286
Yusen Logistics Co., Ltd.	4,900	81,777
Yushin Precision Equipment Co., Ltd.	3,600	76,165
Zenrin Co., Ltd.	6,500	68,082
Zensho Co., Ltd.	12,100	153,857
Zeon Corp.	32,000	299,917
ZERIA Pharmaceutical Co., Ltd.	5,900	74,947

		476,908,739

Luxembourg (0.6%)
ArcelorMittal S.A.	314,990	10,960,787

Mauritius (0.0%)
Essar Energy plc*	79,057	519,109

Mexico (0.1%)
Fresnillo plc	44,149	995,091

Netherlands (4.4%)
ING Groep N.V. (CVA)*	1,316,854	16,243,790
Koninklijke Philips Electronics N.V.	344,051	8,829,822
Royal Dutch Shell plc, Class A	728,022	25,941,062
Royal Dutch Shell plc, Class B	551,834	19,698,413
Unilever N.V. (CVA)	529,510	17,346,776

		88,059,863

New Zealand (0.0%)
Fletcher Building Ltd.	48,305	344,416
Telecom Corp. of New Zealand Ltd.	101,113	204,208

		548,624

Papua New Guinea (0.1%)
Oil Search Ltd.	191,708	1,370,604

Singapore (0.0%)
OM Holdings Ltd.	48,494	47,994
Singapore Telecommunications Ltd. (CDI)	54,827	140,324

		188,318

Spain (5.3%)
Banco Bilbao Vizcaya Argentaria S.A.	1,552,053	18,191,144
Banco Santander S.A.	2,878,054	33,208,301
Iberdrola S.A.*	1,235,262	10,993,851
Repsol YPF S.A.	279,048	9,688,215
Telefonica S.A.	1,357,076	33,185,874

		105,267,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Switzerland (0.7%)
Glencore International plc*	170,415	$1,342,922
Wolseley plc	58,342	1,902,809
Xstrata plc	452,790	9,985,730

		13,231,461

United Kingdom (21.6%)
3i Group plc	196,629	886,990
Admiral Group plc	40,177	1,070,394
Aggreko plc	55,920	1,731,358
AMEC plc	67,752	1,184,011
Anglo American plc	269,586	13,360,059
Antofagasta plc	81,525	1,824,152
ARM Holdings plc	272,697	2,579,050
Associated British Foods plc	79,661	1,384,696
AstraZeneca plc	279,157	13,938,777
Autonomy Corp. plc*	49,940	1,368,258
Aviva plc	577,218	4,064,255
BAE Systems plc	681,120	3,481,921
Barclays plc	2,469,083	10,163,257
BG Group plc	683,104	15,503,412
BHP Billiton plc	433,906	17,007,140
BP plc	3,890,371	28,664,227
British American Tobacco plc	402,634	17,648,790
British Land Co. plc (REIT)	179,190	1,750,336
British Sky Broadcasting Group plc	263,722	3,581,776
BT Group plc, Class A	1,560,804	5,062,697
Burberry Group plc	88,093	2,048,162
Cairn Energy plc*	284,744	1,895,757
Capita Group plc	122,340	1,404,937
Capital Shopping Centres Group plc (REIT)	131,381	842,425
Carnival plc	43,781	1,696,891
Centrica plc	1,035,487	5,373,207
Compass Group plc	378,322	3,649,396
Diageo plc	508,502	10,389,772
Eurasian Natural Resources Corp.	78,241	981,448
G4S plc	284,912	1,279,493
GKN plc	313,484	1,166,336
GlaxoSmithKline plc	1,039,763	22,262,006
Hammerson plc (REIT)	143,071	1,105,026
Hargreaves Lansdown plc	47,850	466,560
Henderson Group plc (CDI)	91,367	224,487
HSBC Holdings plc	3,583,727	35,552,452
ICAP plc	133,861	1,015,813
IMI plc	64,622	1,092,193
Imperial Tobacco Group plc	201,533	6,700,634
Inmarsat plc	94,114	840,121
Intercontinental Hotels Group plc	58,967	1,206,718
International Consolidated Airlines Group S.A.*	378,213	1,542,159
International Power plc	304,170	1,570,538
Intertek Group plc	31,868	1,009,163
Investec plc	109,034	882,898
ITV plc*	796,313	913,104
J Sainsbury plc	373,004	1,972,051
John Wood Group plc	95,956	997,724
Johnson Matthey plc	43,383	1,368,964

	Number of Shares	Value (Note 1)

Kazakhmys plc	43,736	$970,009
Kingfisher plc	470,600	2,018,253
Land Securities Group plc (REIT)	157,217	2,149,695
Legal & General Group plc	1,182,180	2,242,819
Lloyds Banking Group plc*	7,987,022	6,275,915
Lonmin plc	41,437	966,393
Man Group plc	383,246	1,456,228
Marks & Spencer Group plc	319,935	1,855,803
National Grid plc	706,749	6,954,905
Next plc	35,405	1,322,245
Old Mutual plc	1,102,559	2,360,760
Pearson plc	160,846	3,046,828
Petrofac Ltd.	53,465	1,299,222
Prudential plc	510,245	5,896,662
Randgold Resources Ltd.	18,554	1,560,052
Reckitt Benckiser Group plc	144,291	7,966,777
Reed Elsevier plc	245,747	2,234,919
Resolution Ltd.	293,838	1,386,555
Rexam plc	177,458	1,090,091
Rio Tinto plc	306,304	22,117,998
Rolls-Royce Holdings plc*	376,429	3,897,000
Rolls-Royce Holdings plc, Class C*†(b)	36,705,216	58,910
Royal Bank of Scotland Group plc*	3,530,126	2,188,249
RSA Insurance Group plc	695,237	1,504,026
SABMiller plc	230,483	8,403,026
Sage Group plc	268,081	1,243,070
Schroders plc	34,286	851,307
Schroders plc (Non-Voting)	11,664	245,810
Scottish & Southern Energy plc	187,844	4,201,526
Serco Group plc	98,784	875,467
Severn Trent plc	46,988	1,109,416
Smith & Nephew plc	178,762	1,907,153
Smiths Group plc	79,999	1,542,094
Standard Chartered plc	476,923	12,532,401
Standard Life plc	467,700	1,580,185
Tate & Lyle plc	93,550	924,923
Tesco plc	1,596,623	10,311,758
Tullow Oil plc	180,338	3,589,237
Unilever plc	264,716	8,542,587
United Utilities Group plc	133,487	1,282,540
Vedanta Resources plc	27,088	911,200
Vodafone Group plc	10,355,506	27,521,107
Weir Group plc	42,745	1,459,303
Whitbread plc	37,620	975,156
WM Morrison Supermarkets plc	530,499	2,534,802

		433,070,373

United States (0.1%)
Alacer Gold Corp. (CDI)*	13,558	117,246
Boart Longyear Ltd.	81,742	350,871
News Corp. (CDI), Class B	82,516	1,478,875
ResMed, Inc. (CDI)*	122,619	378,504
Sims Metal Management Ltd.	29,560	565,756

		2,891,252

Total Common Stocks (99.2%) (Cost $1,864,632,637)		1,984,605,412

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $4,856,719)	$4,856,719	$4,856,719

Total Investments (99.4%) (Cost $1,869,489,356)		1,989,462,131
Other Assets Less Liabilities (0.6%)		12,127,580

Net Assets (100%)		$2,001,589,711

*	Non-income producing.
†	Securities (totalling $669,482 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $290,522 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	25	September-11	$988,633	$1,032,507	$43,874
FTSE 100 Index	14	September-11	1,286,286	1,326,251	39,965
SPI 200 Index	3	September-11	366,842	370,110	3,268
TOPIX Index	51	September-11	5,127,430	5,381,591	254,161

					$341,268

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$190,757,722	$—	$190,757,722
Consumer Staples	—	190,625,231	—	190,625,231
Energy	—	196,897,789	—	196,897,789
Financials	—	480,037,804	—	480,037,804
Health Care	—	129,786,876	—	129,786,876
Industrials	—	231,506,071	58,910	231,564,981
Information Technology	—	94,393,488	—	94,393,488
Materials	—	233,620,142	610,572	234,230,714
Telecommunication Services	—	128,683,973	—	128,683,973
Utilities	—	107,626,834	—	107,626,834
Futures	341,268	—	—	341,268
Short-Term Investments	—	4,856,719	—	4,856,719

Total Assets	$341,268	$1,988,792,649	$669,482	$1,989,803,399

Total Liabilities	$—	$—	$—	$—

Total	$341,268	$1,988,792,649	$669,482	$1,989,803,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Industrials	Investments in Securities-Materials

Balance as of 12/31/10	$—	$—
Total gains or losses (realized/unrealized) included in earnings	58,910	(49,580)
Purchases	—	670,773
Sales	—	(10,621)
Issuances	—	—
Settlements	—	—
Transfers into Level 3
Transfers out of Level 3	—	—

Balance as of 6/30/11	$58,910	$610,572

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$58,910	$(49,669)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	341,268	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$341,268

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(332,556)	—	—	(332,556)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(332,556)	$—	$—	$(332,556)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(1,374,761)	—	(1,374,761)
Credit contracts	—	—	—	—	—
Equity contracts	—	341,268	—	—	341,268
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$341,268	$(1,374,761)	$—	$(1,033,493)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $90,036,000 and future contracts with an average national balance of approximately $16,015,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,088,754,098
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,175,235,050

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,061,230
Aggregate gross unrealized depreciation	(109,831,291)

Net unrealized appreciation	$110,229,939

Federal income tax cost of investments	$1,879,232,192

The Portfolio has a net capital loss carryforward of $801,053,165 of which $110,657,426 expires in the year 2016, $687,777,570 expires in the year 2017 and $2,618,169 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,869,489,356)	$1,989,462,131
Foreign cash (Cost $7,874,560)	7,899,678
Dividends, interest and other receivables	6,823,974
Due from broker for futures variation margin	680,944
Receivable from Separate Accounts for Trust shares sold	115,109
Other assets	24,213

Total assets	2,005,006,049

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,222,039
Investment management fees payable	640,786
Distribution fees payable - Class IB	173,589
Administrative fees payable	165,543
Trustees’ fees payable	2,394
Accrued expenses	211,987

Total liabilities	3,416,338

NET ASSETS	$2,001,589,711

Net assets were comprised of:
Paid in capital	$2,536,205,536
Accumulated undistributed net investment income (loss)	30,943,282
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(686,178,343)
Unrealized appreciation (depreciation) on investments, futures and foreign currency translations	120,619,236

Net assets	$2,001,589,711

Class IA
Net asset value, offering and redemption price per share, $1,135,339,369 / 124,702,011 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.10

Class IB
Net asset value, offering and redemption price per share, $866,250,342 / 96,745,520 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,362,334 foreign withholding tax)	$43,044,592

EXPENSES
Investment management fees	4,033,473
Distribution fees - Class IB	1,093,474
Administrative fees	1,041,054
Custodian fees	103,619
Printing and mailing expenses	79,203
Professional fees	28,772
Trustees’ fees	22,847
Miscellaneous	22,087

Total expenses	6,424,529

NET INVESTMENT INCOME (LOSS)	36,620,063

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	119,970,509
Futures	(332,556)
Foreign currency transactions	54,560

Net realized gain (loss)	119,692,513

Change in unrealized appreciation (depreciation) on:
Securities	(40,244,175)
Futures	341,268
Foreign currency translations	(1,265,592)

Net change in unrealized appreciation (depreciation)	(41,168,499)

NET REALIZED AND UNREALIZED GAIN (LOSS)	78,524,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$115,144,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,620,063	$35,785,577
Net realized gain (loss) on investments, futures and foreign currency transactions	119,692,513	13,252,015
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(41,168,499)	51,156,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,144,077	100,194,217

DIVIDENDS:
Dividends from net investment income
Class IA	—	(27,679,271)
Class IB	—	(19,056,778)

TOTAL DIVIDENDS	—	(46,736,049)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,458,300 and 7,393,677 shares, respectively ]	12,865,888	57,013,612
Capital shares issued in reinvestment of dividends [ 0 and 3,279,691 shares, respectively ]	—	27,679,271
Capital shares repurchased [ (8,679,617) and (19,765,941) shares, respectively ]	(77,779,393)	(160,728,788)

Total Class IA transactions	(64,913,505)	(76,035,905)

Class IB
Capital shares sold [ 4,144,071 and 7,872,539 shares, respectively ]	36,919,907	62,697,697
Capital shares issued in reinvestment of dividends [ 0 and 2,294,228 shares, respectively ]	—	19,056,778
Capital shares repurchased [ (10,385,460) and (20,559,567) shares, respectively ]	(91,642,889)	(164,184,724)

Total Class IB transactions	(54,722,982)	(82,430,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(119,636,487)	(158,466,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,492,410)	(105,007,986)
NET ASSETS:
Beginning of period	2,006,082,121	2,111,090,107

End of period (a)	$2,001,589,711	$2,006,082,121

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,943,282	$(5,676,781)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.60	$8.36	$6.71	$14.47	$14.42	$12.70

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.16 (e)	0.18 (e)	0.32 (e)	0.27 (e)	0.19 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.33	0.29	1.67	(7.56)	1.40	2.82

Total from investment operations	0.50	0.45	1.85	(7.24)	1.67	3.01

Less distributions:
Dividends from net investment income	—	(0.21)	(0.20)	(0.33)	(0.24)	(0.24)
Distributions from net realized gains	—	—	—	(0.19)	(1.38)	(1.05)

Total dividends and distributions	—	(0.21)	(0.20)	(0.52)	(1.62)	(1.29)

Net asset value, end of period	$9.10	$8.60	$8.36	$6.71	$14.47	$14.42

Total return (b)	5.81%	5.46%	27.67%	(50.66)%	11.98%	23.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,135,339	$1,134,210	$1,178,274	$767,423	$1,713,719	$1,602,552
Ratio of expenses to average net assets:
After waivers (a)	0.53%	0.83%	0.85%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.53%	0.83%	0.85%	0.85%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.53%	0.83%	0.87%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets:
After waivers (a)	3.74%	1.93%	2.45%	2.83%	1.74%	1.36%
After waivers and fees paid indirectly (a)	3.74%	1.93%	2.45%	2.83%	1.74%	1.37%
Before waivers and fees paid indirectly(a)	3.74%	1.93%	2.43%	2.78%	1.69%	1.33%
Portfolio turnover rate	54%	61%	85%	65%	52%	70%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008	2007	2006
Net asset value, beginning of period	$8.47	$8.23	$6.60		$14.25	$14.22	$12.53

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.13 (e)	0.15	(e)	0.29 (e)	0.22 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.33	0.30	1.66		(7.44)	1.38	2.78

Total from investment operations	0.48	0.43	1.81		(7.15)	1.60	2.93

Less distributions:
Dividends from net investment income	—	(0.19)	(0.18)		(0.31)	(0.19)	(0.19)
Distributions from net realized gains	—	—	—		(0.19)	(1.38)	(1.05)

Total dividends and distributions	—	(0.19)	(0.18)		(0.50)	(1.57)	(1.24)

Net asset value, end of period	$8.95	$8.47	$8.23		$6.60	$14.25	$14.22

Total return (b)	5.67%	5.24%	27.45%		(50.83)%	11.69%	23.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$866,250	$871,872	$932,816		$807,551	$1,739,210	$1,342,183
Ratio of expenses to average net assets:
After waivers (a)	0.78%	1.08%	1.10%		1.10%	1.10%	1.10%
After waivers and fees paid indirectly (a)	0.78%	1.08%	1.10%		1.10%	1.10%	1.10%
Before waivers and fees paid indirectly (a)	0.78%	1.08%	1.12	%(c)	1.15%	1.14%	1.13%
Ratio of net investment income to average net assets:
After waivers (a)	3.49%	1.69%	2.19%		2.59%	1.46%	1.10%
After waivers and fees paid indirectly (a)	3.49%	1.69%	2.19%		2.59%	1.46%	1.10%
Before waivers and fees paid indirectly (a)	3.49%	1.69%	2.16%		2.54%	1.42%	1.06%
Portfolio turnover rate	54%	61%	85%		65%	52%	70%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	19.2%
Industrials	10.5
Materials	10.3
Consumer Staples	9.8
Energy	7.4
Consumer Discretionary	7.0
Health Care	5.3
Telecommunication Services	4.2
Information Technology	3.1
Utilities	2.9
Cash and Other	20.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,053.80	$3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,052.10	5.09
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.8%)
Abacus Property Group (REIT)	16,300	$40,484
Adelaide Brighton Ltd.	32,260	107,204
AGL Energy Ltd.	30,510	480,202
Alumina Ltd.	164,830	377,371
Amcor Ltd.	81,350	629,523
AMP Ltd.	173,604	914,214
Ansell Ltd.	9,020	137,341
APA Group	30,790	134,556
APN News & Media Ltd.	26,980	38,134
Aquarius Platinum Ltd.	26,210	133,066
Aquila Resources Ltd.*	10,590	82,193
Ardent Leisure Group (REIT)	20,240	27,775
Aristocrat Leisure Ltd.	28,660	74,720
Asciano Ltd.	194,810	344,827
ASX Ltd.	11,660	381,376
Atlas Iron Ltd.*	46,390	187,525
Aurora Oil and Gas Ltd.*	26,730	100,995
Ausdrill Ltd.	13,040	46,567
Austar United Communications Ltd.*	38,700	55,879
Australand Property Group (REIT)	15,640	48,023
Australia & New Zealand Banking Group Ltd.	162,981	3,849,046
Australian Infrastructure Fund	40,960	84,612
AWE Ltd.*	35,640	48,878
Bank of Queensland Ltd.	14,650	128,706
Beach Energy Ltd.	71,950	70,982
Bendigo and Adelaide Bank Ltd.	23,310	222,082
BHP Billiton Ltd.	207,658	9,814,595
Billabong International Ltd.	13,840	89,555
BlueScope Steel Ltd.	120,680	156,683
Boral Ltd.	47,710	226,100
Bow Energy Ltd.*	21,390	20,848
Bradken Ltd.	8,920	76,638
Brambles Ltd.	94,680	735,561
BWP Trust (REIT)	26,350	51,735
Cabcharge Australia Ltd.	7,330	40,567
Caltex Australia Ltd.	8,990	113,753
carsales.com.au Ltd.	13,343	67,419
CFS Retail Property Trust (REIT)	156,330	305,036
Challenger Ltd.	31,040	163,515
Charter Hall Group (REIT)	16,050	37,064
Charter Hall Office REIT (REIT)	27,370	98,444
Charter Hall Retail REIT (REIT)	17,600	60,440
Coca-Cola Amatil Ltd.	34,720	426,025
Cochlear Ltd.	3,760	290,238
Commonwealth Bank of Australia	97,006	5,459,681
Commonwealth Property Office Fund (REIT)	152,010	153,589
Computershare Ltd.	31,690	301,677
ConnectEast Group	262,330	129,709
Crown Ltd.	31,990	307,156
CSL Ltd.	36,600	1,297,287

	Number of Shares	Value (Note 1)

CSR Ltd.	34,360	$107,267
Cudeco Ltd.*	8,670	29,915
David Jones Ltd.	33,330	145,579
Dexus Property Group (REIT)	322,170	304,851
Downer EDI Ltd.	27,550	109,830
DUET Group	54,870	100,207
DuluxGroup Ltd.	23,910	72,152
Eastern Star Gas Ltd.*	54,310	35,448
Echo Entertainment Group Ltd.*	45,600	201,013
Emeco Holdings Ltd.	42,030	51,368
Energy Resources of Australia Ltd.	4,010	17,707
Energy World Corp., Ltd.*	56,030	30,048
Envestra Ltd.	48,940	36,277
Equinox Minerals Ltd. (CDI)*	23,800	200,615
Extract Resources Ltd.*	6,280	53,319
Fairfax Media Ltd.	136,840	144,533
FKP Property Group	46,310	34,794
Fleetwood Corp., Ltd.	3,090	37,586
Flight Centre Ltd.	3,670	85,283
Fortescue Metals Group Ltd.	83,400	572,053
Foster’s Group Ltd.	128,300	710,258
Gindalbie Metals Ltd.*	39,540	35,638
Goodman Fielder Ltd.	88,220	100,442
Goodman Group (REIT)	424,080	320,939
GPT Group (REIT)	113,930	387,057
GrainCorp Ltd.	13,200	118,083
GUD Holdings Ltd.	4,390	42,894
Gunns Ltd.*	55,770	16,297
GWA Group Ltd.	19,840	58,582
Harvey Norman Holdings Ltd.	38,060	101,866
Hastings Diversified Utilities Fund	27,700	47,046
Hills Holdings Ltd.	13,550	17,407
Iluka Resources Ltd.	27,860	505,417
Incitec Pivot Ltd.	108,440	451,901
Independence Group NL	9,110	55,194
Infigen Energy	52,600	19,831
Insurance Australia Group Ltd.	137,910	504,720
Intrepid Mines Ltd.*	27,630	42,261
Investa Office Fund (REIT)	188,540	130,687
Invocare Ltd.	6,750	55,757
IOOF Holdings Ltd.	12,000	85,308
Iress Market Technology Ltd.	6,640	64,297
JB Hi-Fi Ltd.	7,190	132,221
Kagara Ltd.*	36,340	22,404
Karoon Gas Australia Ltd.*	11,310	63,755
Kingsgate Consolidated Ltd.	8,170	70,340
Leighton Holdings Ltd.	10,733	241,004
Lend Lease Group	33,910	327,756
Linc Energy Ltd.	19,830	61,350
Lynas Corp., Ltd.*†	107,560	203,963
MacArthur Coal Ltd.	9,680	114,430
Macmahon Holdings Ltd.	40,550	24,462
Macquarie Atlas Roads Group*	26,330	49,659
Macquarie Group Ltd.	22,940	772,444
MAp Group	96,100	345,601
Medusa Mining Ltd.	9,830	69,775
Mermaid Marine Australia Ltd.	13,460	46,209
Metcash Ltd.	51,110	227,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mineral Resources Ltd.	7,250	$89,528
Mirabela Nickel Ltd.*	30,630	57,765
Mirvac Group (REIT)	227,380	305,692
Monadelphous Group Ltd.	5,280	104,688
Mount Gibson Iron Ltd.*	42,690	84,763
Murchison Metals Ltd.*†	22,280	19,544
Myer Holdings Ltd.	38,720	109,819
National Australia Bank Ltd.	136,573	3,768,089
Newcrest Mining Ltd.	50,820	2,062,811
Nufarm Ltd.*	11,910	57,586
OceanaGold Corp. (CDI)*	8,150	22,512
Octaviar Ltd.*†(b)	9,487,254	—
OneSteel Ltd.	88,270	175,921
Orica Ltd.	23,910	693,415
Origin Energy Ltd.	61,919	1,052,932
OZ Minerals Ltd.	21,562	307,885
Pacific Brands Ltd.	62,010	46,443
Paladin Energy Ltd.*	47,200	128,493
PanAust Ltd.*	31,274	127,157
Panoramic Resources Ltd.	12,780	24,091
Perpetual Ltd.	2,830	75,702
Perseus Mining Ltd.*	24,460	68,967
Platinum Asset Management Ltd.	15,920	70,375
Primary Health Care Ltd.	29,560	109,165
Qantas Airways Ltd.*	150,810	298,937
QBE Insurance Group Ltd.	70,010	1,299,737
Ramsay Health Care Ltd.	8,580	167,715
Regis Resources Ltd.*	24,410	65,188
Reject Shop Ltd.	1,700	21,334
Resolute Mining Ltd.*	23,620	29,802
Rio Tinto Ltd.	27,655	2,472,531
Sandfire Resources NL*	5,890	44,841
Santos Ltd.	55,160	803,765
Seek Ltd.	21,740	150,826
Seven Group Holdings Ltd.	6,490	67,270
Seven West Media Ltd.	11,180	48,648
Sigma Pharmaceuticals Ltd.	76,540	43,602
SMS Management & Technology Ltd.	4,420	29,946
Sonic Healthcare Ltd.	25,860	356,770
Southern Cross Media Group Ltd.	20,100	33,645
SP AusNet	86,900	88,115
Spark Infrastructure Group§	78,800	109,170
Spotless Group Ltd.	17,250	43,290
St Barbara Ltd.*	21,600	45,492
Stockland Corp., Ltd. (REIT)	158,660	581,550
Suncorp Group Ltd.	84,610	741,068
Sundance Resources Ltd.*	145,220	53,263
TABCORP Holdings Ltd.	45,600	161,525
Tatts Group Ltd.	84,760	218,705
Telstra Corp., Ltd.	740,790	2,300,317
Ten Network Holdings Ltd.	40,220	45,839
Toll Holdings Ltd.	43,530	227,373
TPG Telecom Ltd.	19,060	34,425
Transfield Services Ltd.	30,870	111,428
Transpacific Industries Group Ltd.*	32,370	28,379
Transurban Group	95,470	537,554
Treasury Wine Estates Ltd.*	42,766	155,953

	Number of Shares	Value (Note 1)

UGL Ltd.	10,900	$162,830
Virgin Blue Holdings Ltd.*	96,120	28,882
Wesfarmers Ltd.	73,496	2,518,725
Western Areas NL	9,480	60,285
Westfield Group (REIT)	140,970	1,313,665
Westfield Retail Trust (REIT)	187,050	544,512
Westpac Banking Corp.	188,679	4,526,061
White Energy Co., Ltd.*	16,190	31,943
Whitehaven Coal Ltd.	14,580	91,443
Woodside Petroleum Ltd.	39,490	1,741,976
Woolworths Ltd.	80,720	2,407,041
WorleyParsons Ltd.	13,490	409,601
Wotif.com Holdings Ltd.	7,860	39,635

		73,042,421

Austria (0.6%)
Erste Group Bank AG	174,162	9,122,512

Belgium (0.9%)
Anheuser-Busch InBev N.V.	246,511	14,293,969

Brazil (2.4%)
Banco Bradesco S.A. (Preference)	511,200	10,350,764
Fibria Celulose S.A. (ADR)	100,087	1,320,147
Itau Unibanco Holding S.A. (Preference) (ADR)	373,885	8,804,992
Petroleo Brasileiro S.A. (Preference)	583,700	8,826,656
Suzano Papel e Celulose S.A. (Preference)	131,500	950,450
Vale S.A. (Preference), Class A	195,400	5,581,605

		35,834,614

China (1.0%)
China Life Insurance Co., Ltd., Class H	1,548,000	5,335,014
China Pacific Insurance Group Co., Ltd., Class H	558,800	2,326,060
PetroChina Co., Ltd., Class H	4,982,000	7,275,358

		14,936,432

Denmark (1.2%)
A. P. Moller - Maersk A/S, Class B	493	4,253,749
Novo Nordisk A/S, Class B	114,805	14,393,477

		18,647,226

Finland (0.2%)
Nokia Oyj	477,982	3,087,098

France (11.1%)
Accor S.A.	59,239	2,652,409
Air Liquide S.A.	36,205	5,189,687
Alstom S.A.	27,440	1,689,942
BNP Paribas S.A.	250,721	19,336,979
Carrefour S.A.*	77,992	3,203,187
Cie de Saint-Gobain S.A.	117,195	7,589,732
Cie Generale d’Optique Essilor International S.A.	39,115	3,172,617
Credit Agricole S.A.	141,290	2,124,965
Danone S.A.	204,270	15,241,483
France Telecom S.A.	242,826	5,165,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

GDF Suez S.A.	169,253	$6,194,131
J.C. Decaux S.A.*	119,439	3,826,173
L’Oreal S.A.	63,175	8,205,438
LVMH Moet Hennessy Louis Vuitton S.A.	32,786	5,900,747
Pernod-Ricard S.A.	83,649	8,245,476
Sanofi	141,652	11,385,144
Schneider Electric S.A.	91,752	15,329,188
Societe Generale S.A.	189,365	11,223,949
Total S.A.	280,419	16,218,338
Unibail-Rodamco S.A. (REIT)	42,275	9,769,564
Vinci S.A.	66,399	4,253,378
Vivendi S.A.	157,645	4,383,882

		170,302,129

Germany (7.9%)
Allianz SE (Registered)	126,131	17,622,677
BASF SE	116,325	11,383,603
Bayer AG (Registered)	104,831	8,428,001
Bayerische Motoren Werke (BMW) AG	41,144	4,099,852
Daimler AG (Registered)	234,047	17,614,588
Deutsche Bank AG (Registered)	118,196	6,984,014
Deutsche Boerse AG	25,990	1,972,470
Deutsche Telekom AG (Registered)	378,711	5,940,119
E.ON AG	253,705	7,202,173
Linde AG	68,261	11,967,960
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21,656	3,306,118
RWE AG	52,935	2,929,665
SAP AG	117,280	7,093,344
Siemens AG (Registered)	109,054	14,973,648

		121,518,232

Hong Kong (0.9%)
Cheung Kong Holdings Ltd.	473,000	6,956,052
China Mobile Ltd.	763,500	7,104,370

		14,060,422

Ireland (0.7%)
CRH plc (BATS Europe Exchange)	95,670	2,118,545
CRH plc (EURO OTC Exchange)	224,851	4,990,561
Experian plc	77,950	992,760
James Hardie Industries SE (CDI)*	28,820	182,384
Shire plc	42,730	1,333,931
WPP plc	96,140	1,203,618

		10,821,799

Italy (2.0%)
Assicurazioni Generali S.p.A.	170,771	3,601,294
Enel S.p.A.	811,111	5,298,011
ENI S.p.A.	471,144	11,169,170
Intesa Sanpaolo S.p.A.	1,751,834	4,658,809
Telecom Italia S.p.A.	1,382,980	1,924,389
UniCredit S.p.A.	2,100,385	4,442,590

		31,094,263

	Number of Shares	Value (Note 1)

Japan (15.0%)
77 Bank Ltd.	26,000	$113,712
A&A Material Corp.*	2,000	2,421
A&D Co., Ltd.	1,200	6,147
ABC-Mart, Inc.	1,400	56,822
Accordia Golf Co., Ltd.	40	28,160
Achilles Corp.	10,000	13,967
Acom Co., Ltd.*	2,460	40,825
ADEKA Corp.	5,100	51,799
Advan Co., Ltd.	700	6,254
Advanex, Inc.*	2,000	1,952
Advantest Corp.	10,100	185,716
Aeon Co., Ltd.	49,700	599,855
Aeon Credit Service Co., Ltd.	5,400	73,724
Aeon Delight Co., Ltd.	1,400	28,287
Aeon Fantasy Co., Ltd.	400	5,227
Aeon Hokkaido Corp.*	900	3,788
Aeon Mall Co., Ltd.	6,900	167,474
Agrex, Inc.	200	1,862
Ai Holdings Corp.	2,100	8,594
Aica Kogyo Co., Ltd.	3,700	50,713
Aichi Bank Ltd.	400	22,047
Aichi Corp.	2,100	10,545
Aichi Machine Industry Co., Ltd.	2,000	8,184
Aichi Steel Corp.	6,000	41,182
Aichi Tokei Denki Co., Ltd.	1,000	3,392
Aida Engineering Ltd.	3,300	15,598
Aiful Corp.*	10,100	14,527
Aigan Co., Ltd.	900	4,502
Ain Pharmaciez, Inc.	500	20,623
Aiphone Co., Ltd.	800	14,273
Air Water, Inc.	13,000	156,676
Airport Facilities Co., Ltd.	1,200	4,625
Airtech Japan Ltd.	300	1,470
Aisan Industry Co., Ltd.	1,500	15,845
Aisin Seiki Co., Ltd.	11,800	456,923
Ajinomoto Co., Inc.	43,000	511,340
Akebono Brake Industry Co., Ltd.	5,700	31,670
Akita Bank Ltd.	8,000	23,274
Alconix Corp.	200	5,667
Alfresa Holdings Corp.	4,000	155,692
All Nippon Airways Co., Ltd.	190,000	621,152
Alpen Co., Ltd.	700	11,434
Alpha Corp.	300	3,590
Alpha Systems, Inc.	300	4,262
Alpine Electronics, Inc.	2,400	33,287
Alps Electric Co., Ltd.	9,800	99,823
Altech Co., Ltd.	500	1,831
Altech Corp.	500	3,864
Amada Co., Ltd.	22,000	169,243
Amano Corp.	3,400	31,306
Amuse, Inc.	300	3,382
Ando Corp.	4,000	5,329
Anest Iwata Corp.	2,000	10,346
Anritsu Corp.	5,000	43,826
AOC Holdings, Inc.	3,300	23,708
AOI Advertising Promotion, Inc.	500	2,742
AOKI Holdings, Inc.	1,100	17,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Aomori Bank Ltd.	9,000	$29,194
Aoyama Trading Co., Ltd.	3,100	53,237
Aozora Bank Ltd.	58,000	134,475
Arakawa Chemical Industries Ltd.	1,000	9,490
Araya Industrial Co., Ltd.	2,000	3,198
Arc Land Sakamoto Co., Ltd.	700	11,184
Arcs Co., Ltd.	1,500	23,545
Argo Graphics, Inc.	400	5,136
Ariake Japan Co., Ltd.	1,100	22,421
Arisawa Manufacturing Co., Ltd.	2,000	11,341
Arnest One Corp.	2,200	22,723
Arrk Corp.*	4,200	4,418
As One Corp.	800	16,684
Asahi Breweries Ltd.	30,000	604,489
Asahi Co., Ltd.	500	9,337
Asahi Diamond Industrial Co., Ltd.	4,000	87,535
Asahi Glass Co., Ltd.	74,000	864,066
Asahi Holdings, Inc.	1,800	36,858
Asahi Kasei Corp.	87,000	587,459
Asahi Kogyosha Co., Ltd.	1,000	4,594
Asahi Net, Inc.	1,000	4,052
Asahi Organic Chemicals Industry Co., Ltd.	4,000	11,188
Asahi TEC Corp.*	9,000	3,037
Asanuma Corp.	4,000	4,333
Asatsu-DK, Inc.	2,000	52,562
Ashimori Industry Co., Ltd.*	3,000	4,255
Asics Corp.	13,000	194,136
ASKA Pharmaceutical Co., Ltd.	1,000	7,278
ASKUL Corp.	900	14,709
Astellas Pharma, Inc.	33,200	1,283,751
Asunaro Aoki Construction Co., Ltd.	500	2,494
Atsugi Co., Ltd.	11,000	13,863
Autobacs Seven Co., Ltd.	1,500	63,305
Avex Group Holdings, Inc.	2,300	29,954
Awa Bank Ltd.	10,000	62,347
Axell Corp.	400	8,189
Azuma Shipping Co., Ltd.	600	1,463
Bals Corp.	10	8,636
Bando Chemical Industries Ltd.	4,000	16,291
Bank of Iwate Ltd.	800	30,686
Bank of Kyoto Ltd.	25,000	230,274
Bank of Nagoya Ltd.	11,000	33,638
Bank of Okinawa Ltd.	900	38,693
Bank of Saga Ltd.	7,000	17,544
Bank of the Ryukyus Ltd.	2,500	31,780
Bank of Yokohama Ltd.	97,000	485,065
Belc Co., Ltd.	600	7,325
Belluna Co., Ltd.	1,500	9,843
Benesse Holdings, Inc.	4,900	210,872
Best Denki Co., Ltd.*	3,500	9,744
Bic Camera, Inc.	30	16,123
BML, Inc.	700	17,764
Bookoff Corp.	700	6,850
BP Castrol KK	500	2,074
Bridgestone Corp.	46,900	1,079,384
Brother Industries Ltd.	18,500	273,406

	Number of Shares	Value (Note 1)

Bunka Shutter Co., Ltd.	3,000	$8,325
CAC Corp.	700	5,519
Calsonic Kansei Corp.	6,000	36,211
Can Do Co., Ltd.	10	9,149
Canare Electric Co., Ltd.	100	1,576
Canon Electronics, Inc.	1,100	29,968
Canon Marketing Japan, Inc.	4,000	45,332
Canon, Inc.	262,900	12,536,868
Capcom Co., Ltd.	2,600	60,149
Casio Computer Co., Ltd.	11,800	83,080
Cawachi Ltd.	800	15,829
Central Glass Co., Ltd.	12,000	57,759
Central Japan Railway Co.	124	974,621
Central Security Patrols Co., Ltd.	500	5,081
Central Sports Co., Ltd.	400	4,667
Century Tokyo Leasing Corp.	2,800	50,529
CFS Corp.	1,000	4,867
Chiba Bank Ltd.	56,000	351,089
Chiba Kogyo Bank Ltd.*	2,300	12,808
Chino Corp.	2,000	5,480
Chiyoda Co., Ltd.	1,600	23,761
Chiyoda Corp.	9,000	103,574
Chiyoda Integre Co., Ltd.	400	5,187
Chofu Seisakusho Co., Ltd.	1,200	30,109
Chori Co., Ltd.	8,000	9,902
Chubu Electric Power Co., Inc.	44,000	861,112
Chubu Shiryo Co., Ltd.	1,200	8,187
Chudenko Corp.	2,000	23,494
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,708
Chugai Pharmaceutical Co., Ltd.	14,900	244,457
Chugai Ro Co., Ltd.	4,000	14,008
Chugoku Bank Ltd.	13,000	160,742
Chugoku Electric Power Co., Inc.	19,800	343,479
Chugoku Marine Paints Ltd.	3,000	23,503
Chugokukogyo Co., Ltd.*	1,000	1,188
Chukyo Bank Ltd.	5,000	11,456
Chuo Spring Co., Ltd.	1,000	3,686
Circle K Sunkus Co., Ltd.	2,600	40,659
Citizen Holdings Co., Ltd.	13,500	80,731
CKD Corp.	3,400	30,358
Clarion Co., Ltd.*	6,000	11,628
Cleanup Corp.	1,200	7,435
CMIC Co., Ltd.	400	7,039
CMK Corp.*	2,400	8,048
Coca-Cola Central Japan Co., Ltd.	1,500	19,915
Coca-Cola West Co., Ltd.	4,200	80,531
Cocokara fine, Inc.	1,100	27,994
Colowide Co., Ltd.	4,000	24,224
Computer Engineering & Consulting Ltd.	800	4,117
Computer Institute of Japan Ltd.	1,200	3,947
COMSYS Holdings Corp.	6,700	67,242
Co-Op Chemical Co., Ltd.*	1,000	1,359
Core Corp.	400	3,179
Corona Corp.	500	5,567
Cosel Co., Ltd.	1,800	31,253
Cosmo Oil Co., Ltd.	45,000	127,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Cosmos Pharmaceutical Corp.	600	$25,359
Create Medic Co., Ltd.	300	3,010
Create SD Holdings Co., Ltd.	500	11,050
Credit Saison Co., Ltd.	11,300	190,222
Cresco Ltd.	300	2,125
CSK Corp.*	4,300	17,407
CTI Engineering Co., Ltd.	700	4,594
Cybernet Systems Co., Ltd.	10	2,627
Cybozu, Inc.	20	5,200
Dai Nippon Printing Co., Ltd.	44,000	495,969
Dai Nippon Toryo Co., Ltd.	7,000	8,477
Daibiru Corp.	3,600	27,516
Daicel Chemical Industries Ltd.	21,000	139,083
Dai-Dan Co., Ltd.	1,000	5,985
Daido Kogyo Co., Ltd.	2,000	4,056
Daido Metal Co., Ltd.	1,000	10,440
Daido Steel Co., Ltd.	27,000	180,740
Daidoh Ltd.	1,600	16,061
Daiei, Inc.*	5,650	20,595
Daifuku Co., Ltd.	5,000	32,325
Daihatsu Motor Co., Ltd.	15,000	255,627
Daihen Corp.	6,000	22,246
Daiho Corp.	4,000	5,400
Daiichi Chuo KK*	8,000	14,827
Daiichi Jitsugyo Co., Ltd.	2,000	11,085
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	6,722
Dai-ichi Life Insurance Co., Ltd.	566	792,496
Daiichi Sankyo Co., Ltd.	50,300	983,860
Daiken Corp.	5,000	15,659
Daiken Medical Co., Ltd.	100	1,104
Daiki Aluminium Industry Co., Ltd.	2,000	6,076
Daikin Industries Ltd.	15,600	552,864
Daiko Clearing Services Corp.	600	2,124
Daikoku Denki Co., Ltd.	500	4,987
Daikyo, Inc.*	20,000	34,037
Dainichi Co., Ltd.	600	5,503
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	19,687
Dainippon Screen Manufacturing Co., Ltd.	16,000	136,364
Dainippon Sumitomo Pharma Co., Ltd.	9,200	87,499
Daio Paper Corp.	5,000	39,985
Daiohs Corp.	200	1,269
Daisan Bank Ltd.	7,000	16,408
Daiseki Co., Ltd.	1,900	38,456
Daishi Bank Ltd.	16,000	48,322
Daiso Co., Ltd.	5,000	18,187
Daisue Construction Co., Ltd.*	4,000	3,240
Daisyo Corp.	600	6,989
Daito Bank Ltd.	7,000	4,175
Daito Electron Co., Ltd.	500	4,182
Daito Trust Construction Co., Ltd.	6,300	535,045
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	837
Daiwa House Industry Co., Ltd.	40,000	503,615
Daiwa Industries Ltd.	1,000	4,804

	Number of Shares	Value (Note 1)

Daiwa Odakyu Construction Co., Ltd.	500	$1,382
Daiwa Securities Group, Inc.	140,000	616,769
Daiwabo Holdings Co., Ltd.	14,100	28,862
Daiyu Eight Co., Ltd.	100	665
Danto Holdings Corp.*	1,000	1,251
DC Co., Ltd.	1,300	4,085
DCM Holdings Co., Ltd.	5,800	39,466
DeNA Co., Ltd.	5,900	254,450
Denki Kagaku Kogyo KK	34,000	163,779
Denki Kogyo Co., Ltd.	3,000	13,204
Denso Corp.	31,400	1,165,840
Dentsu, Inc.	13,600	401,917
Denyo Co., Ltd.	1,100	14,783
Descente Ltd.	3,000	14,894
DIC Corp.	63,000	149,844
Dijet Industrial Co., Ltd.*	1,000	1,885
Disco Corp.	1,300	82,401
Don Quijote Co., Ltd.	2,300	80,058
Doshisha Co., Ltd.	500	13,155
Doutor Nichires Holdings Co., Ltd.	2,100	25,663
Dowa Holdings Co., Ltd.	20,000	123,946
Dr Ci:Labo Co., Ltd.	10	51,080
DTS Corp.	1,100	10,715
Duskin Co., Ltd.	3,600	70,021
Dwango Co., Ltd.	10	23,274
Dydo Drinco, Inc.	500	18,579
Dynic Corp.	2,000	3,411
eAccess Ltd.	70	31,433
Eagle Industry Co., Ltd.	1,000	12,568
Earth Chemical Co., Ltd.	900	31,291
East Japan Railway Co.	24,800	1,425,109
Ebara Corp.	28,000	164,769
Ebara Jitsugyo Co., Ltd.	300	4,724
Ebara-Udylite Co., Ltd.	100	3,929
Echo Trading Co., Ltd.	300	2,794
Econach Holdings Co., Ltd.*	3,000	1,272
Eco’s Co., Ltd.	400	2,228
EDION Corp.	4,400	41,550
Ehime Bank Ltd.	7,000	20,782
Eighteenth Bank Ltd.	7,000	19,210
Eiken Chemical Co., Ltd.	1,000	13,430
Eisai Co., Ltd.	18,400	718,644
Eizo Nanao Corp.	1,000	18,920
Electric Power Development Co., Ltd.	8,900	240,386
Elematec Corp.	900	13,212
Elpida Memory, Inc.*	13,300	156,576
Emori & Co., Ltd.	200	2,174
Enplas Corp.	600	8,562
Enshu Ltd.*	2,000	2,800
EPS Co., Ltd.	10	23,545
ESPEC Corp.	1,200	8,786
Excel Co., Ltd.	600	6,161
Exedy Corp.	1,500	51,568
Ezaki Glico Co., Ltd.	5,000	54,926
F&A Aqua Holdings, Inc.	900	8,922
Faith, Inc.	40	4,973
Falco SD Holdings Co., Ltd.	600	5,571
FamilyMart Co., Ltd.	5,000	183,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Fancl Corp.	2,500	$34,123
FANUC Corp.	79,600	13,273,431
Fast Retailing Co., Ltd.	3,300	534,326
FCC Co., Ltd.	1,800	43,222
Felissimo Corp.	300	4,010
FIDEA Holdings Co., Ltd.	7,000	17,462
Fidec Corp.*	10	1,243
First Baking Co., Ltd.*	1,000	1,110
Foster Electric Co., Ltd.	1,100	22,096
FP Corp.	600	37,184
France Bed Holdings Co., Ltd.	8,000	10,340
F-Tech, Inc.	400	5,952
Fudo Tetra Corp.*	9,800	20,556
Fuji Co., Ltd.	1,300	26,907
Fuji Corp., Ltd.	1,200	5,485
Fuji Electric Holdings Co., Ltd.	47,000	146,926
Fuji Electronics Co., Ltd.	600	9,263
Fuji Heavy Industries Ltd.	45,000	349,648
Fuji Kiko Co., Ltd.*	1,000	3,927
Fuji Kosan Co., Ltd.*	4,000	3,740
Fuji Kyuko Co., Ltd.	3,000	15,322
Fuji Media Holdings, Inc.	155	229,859
Fuji Oil Co., Ltd.	3,300	50,803
Fuji Seal International, Inc.	1,200	26,389
Fuji Soft, Inc.	1,600	23,451
Fujibo Holdings, Inc.	5,000	12,387
Fujicco Co., Ltd.	1,000	12,199
Fujifilm Holdings Corp.	31,970	996,495
Fujikura Kasei Co., Ltd.	1,600	8,796
Fujikura Ltd.	26,000	118,883
Fujikura Rubber Ltd.	800	3,190
Fujimi, Inc.	1,100	13,178
Fujimori Kogyo Co., Ltd.	900	12,895
Fujita Kanko, Inc.	3,000	10,510
Fujitec Co., Ltd.	3,000	17,336
Fujitsu General Ltd.	2,000	13,284
Fujitsu Ltd.	138,000	788,724
Fujiya Co., Ltd.*	7,000	12,335
FuKoKu Co., Ltd.	500	4,631
Fukuda Corp.	1,000	3,004
Fukui Bank Ltd.	10,000	29,049
Fukui Computer, Inc.	200	969
Fukuoka Financial Group, Inc.	57,000	238,357
Fukushima Bank Ltd.*	15,000	7,291
Fukushima Industries Corp.	300	3,576
Fukuyama Transporting Co., Ltd.	8,000	42,657
Fullcast Holdings Co., Ltd.*	10	2,492
Funai Consulting, Inc.	1,300	8,421
Funai Electric Co., Ltd.	1,100	28,963
Furukawa Co., Ltd.*	21,000	21,538
Furukawa Electric Co., Ltd.	48,000	200,341
Furukawa-Sky Aluminum Corp.	5,000	17,906
Furusato Industries Ltd.	700	4,847
Fuso Pharmaceutical Industries Ltd.	4,000	10,790
Futaba Corp.	2,100	38,714
Futaba Industrial Co., Ltd.	3,500	25,555
Future Architect, Inc.	10	4,508
Fuyo General Lease Co., Ltd.	1,100	37,377
G-7 Holdings, Inc.	300	1,446

	Number of Shares	Value (Note 1)

Gakken Holdings Co., Ltd.	5,000	$9,135
Gakujo Co., Ltd.	400	1,387
Gecoss Corp.	800	3,444
Genki Sushi Co., Ltd.	300	3,317
Geo Corp.	20	24,947
GLOBERIDE, Inc.	5,000	5,595
Glory Ltd.	3,400	76,531
GMO Internet, Inc.	3,400	15,320
Godo Steel Ltd.	7,000	18,569
Goldcrest Co., Ltd.	1,100	22,885
Goldwin, Inc.	2,000	6,874
Gree, Inc.*	3,900	85,467
GS Yuasa Corp.	28,000	187,068
GSI Creos Corp.*	3,000	4,608
Gulliver International Co., Ltd.	330	13,754
Gun-Ei Chemical Industry Co., Ltd.	3,000	8,252
Gunma Bank Ltd.	33,000	174,448
Gunze Ltd.	8,000	27,252
Gurunavi, Inc.	1,000	9,864
H2O Retailing Corp.	7,000	54,552
Hachijuni Bank Ltd.	28,000	157,401
Hakudo Co., Ltd.	400	3,958
Hakuhodo DY Holdings, Inc.	1,800	96,255
Hakuto Co., Ltd.	700	6,967
Hakuyosha Co., Ltd.	1,000	2,506
Hamakyorex Co., Ltd.	300	9,812
Hamamatsu Photonics KK	5,600	242,163
Hankyu Hanshin Holdings, Inc.	96,000	380,085
Hanwa Co., Ltd.	11,000	48,767
Happinet Corp.	300	3,549
Harashin Narus Holdings Co., Ltd.	700	10,699
Hard Off Corp. Co., Ltd.	500	2,495
Harima Chemicals, Inc.	1,100	9,222
Haruyama Trading Co., Ltd.	500	2,797
Haseko Corp.*	86,500	62,650
Hayashikane Sangyo Co., Ltd.*	4,000	3,998
Hazama Corp.*	5,400	7,196
Heiwa Corp.	2,600	40,340
Heiwa Real Estate Co., Ltd.	9,000	19,538
Heiwado Co., Ltd.	2,400	29,793
Helios Techno Holdings Co., Ltd.	1,100	2,943
Hibiya Engineering Ltd.	1,800	18,199
Hiday Hidaka Corp.	500	7,717
Higashi-Nippon Bank Ltd.	6,000	12,218
Higo Bank Ltd.	9,000	52,124
Hikari Tsushin, Inc.	1,500	35,509
Hino Motors Ltd.	15,000	87,551
Hioki EE Corp.	500	10,048
Hirakawa Hewtech Corp.	200	1,937
Hirose Electric Co., Ltd.	2,300	235,759
Hiroshima Bank Ltd.	43,000	187,640
HIS Co., Ltd.	1,300	32,119
Hisaka Works Ltd.	1,000	13,532
Hisamitsu Pharmaceutical Co., Inc.	4,400	187,602
Hitachi Business Solution Co., Ltd.	300	2,706
Hitachi Cable Ltd.	10,000	24,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hitachi Capital Corp.	2,800	$37,994
Hitachi Chemical Co., Ltd.	7,200	143,278
Hitachi Construction Machinery Co., Ltd.	7,000	156,536
Hitachi High-Technologies Corp.	3,700	81,266
Hitachi Koki Co., Ltd.	3,300	30,207
Hitachi Kokusai Electric, Inc.	2,000	16,655
Hitachi Ltd.	320,640	1,895,391
Hitachi Metals Ltd.	11,000	155,515
Hitachi Tool Engineering Ltd.	700	7,647
Hitachi Transport System Ltd.	2,100	35,910
Hitachi Zosen Corp.	52,000	80,962
Hochiki Corp.	1,000	5,119
Hodogaya Chemical Co., Ltd.	2,000	8,195
Hogy Medical Co., Ltd.	600	27,100
Hokkaido Electric Power Co., Inc.	13,400	223,247
Hokkaido Gas Co., Ltd.	2,000	6,490
Hokkan Holdings Ltd.	3,000	8,948
Hokko Chemical Industry Co., Ltd.	1,000	3,064
Hokkoku Bank Ltd.	14,000	49,040
Hokuetsu Bank Ltd.	13,000	26,957
Hokuetsu Kishu Paper Co., Ltd.	8,000	48,986
Hokuhoku Financial Group, Inc.	101,000	200,522
Hokuriku Electric Industry Co., Ltd.	4,000	7,843
Hokuriku Electric Power Co.	14,700	281,135
Hokushin Co., Ltd.*	800	1,353
Hokuto Corp.	1,400	30,790
Honda Motor Co., Ltd.	120,400	4,640,648
Honeys Co., Ltd.	1,080	11,844
Hoosiers Corp.	20	8,252
Horiba Ltd.	2,100	68,104
Horipro, Inc.	400	3,584
Hoshizaki Electric Co., Ltd.	2,500	55,487
Hosiden Corp.	3,000	27,350
Hosokawa Micron Corp.	2,000	9,753
House Foods Corp.	4,900	82,848
House of Rose Co., Ltd.	100	1,510
Howa Machinery Ltd.*	6,000	5,941
Hoya Corp.	32,800	727,013
Hulic Co., Ltd.	3,400	31,455
Hurxley Corp.	300	2,052
Hyakugo Bank Ltd.	11,000	44,607
Hyakujushi Bank Ltd.	14,000	50,140
Ibiden Co., Ltd.	8,700	272,105
IBJ Leasing Co., Ltd.	1,700	41,495
Ichibanya Co., Ltd.	400	12,626
Ichiken Co., Ltd.	1,000	1,299
Ichikoh Industries Ltd.*	2,000	4,729
Ichinen Holdings Co., Ltd.	1,300	6,523
Ichiyoshi Securities Co., Ltd.	2,700	16,694
Icom, Inc.	600	15,446
Idec Corp.	1,400	16,398
Idemitsu Kosan Co., Ltd.	1,800	192,257
Ihara Chemical Industry Co., Ltd.	2,000	7,113
IHI Corp.	98,000	253,723
Iida Home Max	1,300	11,399

	Number of Shares	Value (Note 1)

Iino Kaiun Kaisha Ltd.	5,900	$29,061
Ikegami Tsushinki Co., Ltd.*	3,000	2,470
Ikyu Corp.	10	4,828
Imasen Electric Industrial Co., Ltd.	800	11,396
Impress Holdings, Inc.*	1,000	1,350
Inaba Denki Sangyo Co., Ltd.	1,400	37,326
Inaba Seisakusho Co., Ltd.	600	7,122
Inabata & Co., Ltd.	3,200	19,957
Inageya Co., Ltd.	1,000	10,730
INES Corp.	1,600	10,756
I-Net Corp.	500	2,895
Information Services International-Dentsu Ltd.	700	4,329
INPEX Corp.	163	1,203,385
Intage, Inc.	300	6,390
Internet Initiative Japan, Inc.	10	38,764
Internix, Inc.	500	2,594
Inui Steamship Co., Ltd.	1,400	6,950
I’rom Holdings Co., Ltd.*	30	1,532
Iseki & Co., Ltd.*	13,000	33,285
Isetan Mitsukoshi Holdings Ltd.	28,100	275,137
Ishihara Sangyo Kaisha Ltd.*	21,000	26,014
Ishii Iron Works Co., Ltd.	1,000	2,242
Ishikawa Seisakusho Ltd.*	2,000	1,700
Ishizuka Glass Co., Ltd.	1,000	1,888
Isuzu Motors Ltd.	83,000	393,323
IT Holdings Corp.	4,000	35,617
ITC Networks Corp.	1,000	6,269
Itfor, Inc.	1,300	4,554
Ito En Ltd.	4,200	74,490
Itochu Corp.	98,400	1,023,574
Itochu Enex, Co., Ltd.	2,700	15,174
Itochu Techno-Solutions Corp.	1,700	60,491
Itochu-Shokuhin Co., Ltd.	300	10,592
Itoham Foods, Inc.	7,000	28,538
Itoki Corp.	2,600	5,585
Iwai Cosmo Holdings, Inc.	1,100	4,948
Iwaki & Co., Ltd.	1,000	2,510
Iwasaki Electric Co., Ltd.*	4,000	12,743
Iwatani Corp.	13,000	46,249
Iwatsu Electric Co., Ltd.	5,000	5,254
Iyo Bank Ltd.	17,000	156,584
Izumi Co., Ltd.	3,300	49,619
Izumiya Co., Ltd.	4,000	16,192
Izutsuya Co., Ltd.*	6,000	3,746
J. Front Retailing Co., Ltd.	35,000	154,784
Jaccs Co., Ltd.	8,000	23,336
Jafco Co., Ltd.	1,600	40,212
Jalux, Inc.	300	2,733
Janome Sewing Machine Co., Ltd.*	12,000	9,776
Japan Airport Terminal Co., Ltd.	3,900	45,513
Japan Asia Investment Co., Ltd.*	8,000	8,912
Japan Aviation Electronics Industry Ltd.	2,000	14,604
Japan Bridge Corp.*	450	1,281
Japan Carlit Co., Ltd.	1,000	5,615
Japan Cash Machine Co., Ltd.	1,100	9,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Digital Laboratory Co., Ltd.	1,000	$11,855
Japan Drilling Co., Ltd.	300	10,305
Japan Electronic Materials Corp.	500	2,861
Japan Foods Co., Ltd.	100	1,001
Japan Foundation Engineering Co., Ltd.	1,700	6,787
Japan Medical Dynamic Marketing, Inc.	1,000	2,484
Japan Oil Transportation Co., Ltd.	1,000	2,557
Japan Petroleum Exploration Co.	2,800	131,661
Japan Pulp & Paper Co., Ltd.	6,000	20,588
Japan Radio Co., Ltd.	3,000	8,776
Japan Securities Finance Co., Ltd.	5,000	30,666
Japan Steel Works Ltd.	24,000	165,132
Japan Tobacco, Inc.	2,105	8,123,677
Japan Transcity Corp.	2,000	6,247
Japan Vilene Co., Ltd.	1,000	4,418
Japan Wool Textile Co., Ltd.	4,000	31,397
Jastec Co., Ltd.	700	4,166
JBCC Holdings, Inc.	1,000	6,730
JBIS Holdings, Inc.	1,200	4,122
Jeans Mate Corp.*	300	847
Jeol Ltd.	4,000	13,335
JFE Holdings, Inc.	35,400	974,089
JFE Shoji Holdings, Inc.	8,000	39,201
JGC Corp.	16,000	438,184
JK Holdings Co., Ltd.	1,100	5,213
JMS Co., Ltd.	1,000	3,383
Joban Kosan Co., Ltd.*	3,000	2,996
J-Oil Mills, Inc.	5,000	14,728
Joshin Denki Co., Ltd.	2,000	21,703
Joyo Bank Ltd.	55,000	231,390
JS Group Corp.	18,100	466,415
JSP Corp.	800	13,437
JSR Corp.	12,500	242,524
JTEKT Corp.	15,800	232,135
Juki Corp.	7,000	20,188
Juroku Bank Ltd.	15,000	46,757
JVC Kenwood Holdings, Inc.*	5,800	28,806
JX Holdings, Inc.	166,000	1,120,973
K.R.S. Corp.	300	3,205
kabu.com Securities Co., Ltd.	4,900	15,129
Kadokawa Group Holdings, Inc.	1,100	34,393
Kaga Electronics Co., Ltd.	1,200	12,973
Kagome Co., Ltd.	4,900	89,337
Kagoshima Bank Ltd.	7,000	45,614
Kajima Corp.	72,000	206,629
Kakaku.com, Inc.	10	70,383
Kaken Pharmaceutical Co., Ltd.	8,000	112,366
Kamei Corp.	1,000	4,219
Kamigumi Co., Ltd.	17,000	158,988
Kanaden Corp.	1,000	6,305
Kanagawa Chuo Kotsu Co., Ltd.	1,000	4,987
Kanamoto Co., Ltd.	1,000	7,415
Kandenko Co., Ltd.	6,000	29,323
Kaneka Corp.	21,000	138,240

	Number of Shares	Value (Note 1)

Kanematsu Corp.*	27,000	$26,635
Kanematsu Electronics Ltd.	700	7,284
Kanematsu-NNK Corp.*	1,000	2,001
Kansai Electric Power Co., Inc.	58,300	1,163,621
Kansai Paint Co., Ltd.	18,000	164,204
Kansai Urban Banking Corp.	17,000	29,791
Kanto Auto Works Ltd.	1,800	16,537
Kanto Denka Kogyo Co., Ltd.	2,000	14,615
Kanto Natural Gas Development Co., Ltd.	1,000	5,748
Kao Corp.	40,700	1,069,629
Kappa Create Co., Ltd.	900	18,784
Kasai Kogyo Co., Ltd.	1,000	6,617
Kasumi Co., Ltd.	2,500	14,190
Katakura Industries Co., Ltd.	1,400	14,842
Kato Sangyo Co., Ltd.	1,700	31,473
Kato Works Co., Ltd.	2,000	5,867
KAWADA Technologies, Inc.	200	3,089
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	8,051
Kawasaki Heavy Industries Ltd.	111,000	442,747
Kawasaki Kisen Kaisha Ltd.	47,000	164,416
Kawashima Selkon Textiles Co., Ltd.*	4,000	3,600
KDDI Corp.	219	1,575,727
Keihan Electric Railway Co., Ltd.	35,000	149,296
Keihanshin Real Estate Co., Ltd.	1,400	6,383
Keihin Co., Ltd.	2,000	2,246
Keihin Corp.	2,500	52,904
Keikyu Corp.	37,000	267,905
Keio Corp.	37,000	204,104
Keisei Electric Railway Co., Ltd.	25,000	148,033
Keiyo Bank Ltd.	10,000	50,343
Keiyo Co., Ltd.	2,200	12,270
Kenedix, Inc.*	150	26,233
Kewpie Corp.	7,100	90,413
KEY Coffee, Inc.	1,200	22,350
Keyence Corp.	3,200	907,553
Kikkoman Corp.	14,000	147,357
Kimoto Co., Ltd.	1,100	10,461
Kimura Chemical Plants Co., Ltd.	1,100	5,537
Kimura Unity Co., Ltd.	200	1,699
Kinden Corp.	9,000	76,956
King Jim Co., Ltd.	1,000	7,771
Kinki Nippon Tourist Co., Ltd.*	4,000	4,545
Kinki Sharyo Co., Ltd.	1,000	3,988
Kintetsu Corp.	129,000	414,020
Kintetsu World Express, Inc.	1,100	36,209
Kinugawa Rubber Industrial Co., Ltd.	3,000	20,446
Kirin Holdings Co., Ltd.	64,000	894,797
Kirindo Co., Ltd.	500	2,806
Kisoji Co., Ltd.	1,400	29,076
Kissei Pharmaceutical Co., Ltd.	2,600	50,648
Kitagawa Iron Works Co., Ltd.	5,000	9,308
Kita-Nippon Bank Ltd.	300	6,722
Kitano Construction Corp.	3,000	7,220
Kitazawa Sangyo Co., Ltd.	1,000	2,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Kitz Corp.	5,100	$29,876
Kiyo Holdings, Inc.	48,000	65,168
Koa Corp.	1,500	17,621
Koatsu Gas Kogyo Co., Ltd.	1,000	5,414
Kobayashi Pharmaceutical Co., Ltd.	1,800	90,653
Kobayashi Yoko Co., Ltd.	300	744
Kobe Steel Ltd.	207,000	470,963
Kohnan Shoji Co., Ltd.	1,100	18,948
Kohsoku Corp.	700	5,337
Koito Manufacturing Co., Ltd.	8,000	139,950
Kojima Co., Ltd.	1,500	9,751
Kokuyo Co., Ltd.	6,400	47,654
KOMAIHALTEC, Inc.	2,000	5,577
Komatsu Ltd.	202,090	6,287,673
Komatsu Seiren Co., Ltd.	2,000	8,757
Komatsu Wall Industry Co., Ltd.	400	3,793
Komeri Co., Ltd.	1,600	43,683
Komori Corp.	3,400	30,336
Konaka Co., Ltd.*	1,400	6,238
Konami Corp.	7,300	173,203
Konica Minolta Holdings, Inc.	38,000	317,062
Konishi Co., Ltd.	1,000	14,597
Kosaido Co., Ltd.*	900	2,621
Kose Corp.	2,300	59,701
Kosei Securities Co., Ltd.*	2,000	1,815
Kourakuen Corp.	700	9,735
Krosaki Harima Corp.	2,000	8,579
K’s Holdings Corp.	2,800	121,453
Kubota Corp.	63,000	560,944
Kumagai Gumi Co., Ltd.*	10,000	10,210
Kumiai Chemical Industry Co., Ltd.	2,000	5,820
Kura Corp.	600	7,809
Kurabo Industries Ltd.	12,000	24,117
Kuraray Co., Ltd.	22,100	324,378
Kuraudia Co., Ltd.	100	1,549
Kureha Corp.	8,000	39,384
Kurimoto Ltd.	6,000	12,899
Kurita Water Industries Ltd.	8,300	247,818
Kuroda Electric Co., Ltd.	1,600	18,421
KYB Co., Ltd.	7,000	53,136
Kyocera Corp.	11,900	1,210,569
Kyodo Printing Co., Ltd.	3,000	7,238
Kyodo Shiryo Co., Ltd.	4,000	4,598
Kyoei Sangyo Co., Ltd.	1,000	1,893
Kyoei Steel Ltd.	1,300	19,793
Kyoei Tanker Co., Ltd.	1,000	1,963
Kyokuto Boeki Kaisha Ltd.	1,000	2,626
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	12,449
Kyokuto Securities Co., Ltd.	1,600	11,421
Kyokuyo Co., Ltd.	5,000	11,473
KYORIN Holdings, Inc.	5,000	99,527
Kyoritsu Maintenance Co., Ltd.	500	7,317
Kyoritsu Printing Co., Ltd.	1,000	1,830
Kyosan Electric Manufacturing Co., Ltd.	2,000	11,517
Kyoto Kimono Yuzen Co., Ltd.	700	7,871
Kyowa Electronics Instruments Co., Ltd.	1,000	3,470

	Number of Shares	Value (Note 1)

Kyowa Exeo Corp.	4,900	$49,745
Kyowa Hakko Kirin Co., Ltd.	18,000	171,696
Kyowa Leather Cloth Co., Ltd.	700	2,535
Kyudenko Corp.	2,000	13,187
Kyushu Electric Power Co., Inc.	31,600	569,804
Land Business Co., Ltd.	10	1,933
LAND Co., Ltd.*	1,300	276
Lawson, Inc.	4,900	257,349
LEC, Inc.	300	4,665
Leopalace21 Corp.*	7,300	10,389
Life Corp.	700	12,424
Lintec Corp.	2,600	73,469
Lion Corp.	20,000	111,039
Look, Inc.*	2,000	3,128
M3, Inc.	10	72,756
Mabuchi Motor Co., Ltd.	2,300	116,213
Macnica, Inc.	500	11,405
Macromill, Inc.	1,400	14,510
Maeda Corp.	8,000	25,146
Maeda Road Construction Co., Ltd.	6,000	58,417
Maezawa Industries, Inc.*	900	2,922
Maezawa Kasei Industries Co., Ltd.	900	8,609
Maezawa Kyuso Industries Co., Ltd.	400	5,857
Makino Milling Machine Co., Ltd.	6,000	55,849
Makita Corp.	9,300	432,078
Mandom Corp.	1,300	35,762
Marche Corp.	300	2,572
Mars Engineering Corp.	600	9,475
Marubeni Construction Material Lease Co., Ltd.*	1,000	1,887
Marubeni Corp.	123,000	817,481
Marubun Corp.	900	4,473
Marudai Food Co., Ltd.	6,000	18,506
Maruei Department Store Co., Ltd.*	2,000	2,178
Maruetsu, Inc.	2,000	7,367
Maruha Nichiro Holdings, Inc.	27,000	43,489
Marui Group Co., Ltd.	20,800	157,685
Maruichi Steel Tube Ltd.	5,600	138,721
Maruka Machinery Co., Ltd.	400	3,078
Marusan Securities Co., Ltd.	3,900	15,991
Maruwa Co., Ltd.	300	13,029
Maruwn Corp.	600	1,482
Maruyama Manufacturing Co., Inc.	2,000	4,398
Maruzen CHI Holdings Co., Ltd.*	600	1,646
Maruzen Showa Unyu Co., Ltd.	4,000	13,007
Maspro Denkoh Corp.	800	6,230
Matsuda Sangyo Co., Ltd.	800	12,150
Matsui Construction Co., Ltd.	1,000	3,751
Matsui Securities Co., Ltd.	7,200	34,732
Matsumotokiyoshi Holdings Co., Ltd.	2,200	47,047
Matsuya Co., Ltd.*	2,200	12,082
Matsuya Foods Co., Ltd.	500	9,387
Max Co., Ltd.	2,000	24,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mazda Motor Corp.*	111,000	$292,764
MEC Co., Ltd.	800	3,681
Medical System Network Co., Ltd.	100	957
Medipal Holdings Corp.	14,900	131,659
Megachips Corp.	1,100	17,861
Megane TOP Co., Ltd.	1,200	14,445
Megmilk Snow Brand Co., Ltd.	2,700	50,056
Meidensha Corp.	12,000	51,728
MEIJI Holdings Co., Ltd.	4,900	206,491
Meiji Shipping Co., Ltd.	1,100	3,757
Meiko Network Japan Co., Ltd.	900	7,939
Meitec Corp.	1,800	39,370
Meito Sangyo Co., Ltd.	600	7,858
Meito Transportation Co., Ltd.	400	2,964
Meiwa Corp.	900	2,934
Meiwa Estate Co., Ltd.	700	3,996
Melco Holdings, Inc.	600	15,385
Michinoku Bank Ltd.	6,000	11,591
Mie Bank Ltd.	5,000	12,163
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	13,989
Milbon Co., Ltd.	600	17,876
Mimasu Semiconductor Industry Co., Ltd.	1,000	11,824
Minato Bank Ltd.	12,000	20,954
Minebea Co., Ltd.	24,000	127,913
Ministop Co., Ltd.	900	16,245
Miraca Holdings, Inc.	3,900	158,224
Mirait Holdings Corp.	3,600	28,493
MISUMI Group, Inc.	5,400	139,827
Miswa Homes Co., Ltd.*	1,600	9,928
Mitachi Co., Ltd.	200	996
Mito Securities Co., Ltd.	3,000	4,308
Mitsuba Corp.	2,000	18,636
Mitsubishi Chemical Holdings Corp.	87,000	617,158
Mitsubishi Corp.	112,810	2,826,448
Mitsubishi Electric Corp.	143,000	1,660,754
Mitsubishi Estate Co., Ltd.	99,000	1,737,929
Mitsubishi Gas Chemical Co., Inc.	24,000	176,097
Mitsubishi Heavy Industries Ltd.	239,000	1,126,143
Mitsubishi Kakoki Kaisha Ltd.	3,000	7,080
Mitsubishi Logistics Corp.	11,000	123,526
Mitsubishi Materials Corp.	93,000	293,079
Mitsubishi Motors Corp.*	295,000	361,064
Mitsubishi Paper Mills Ltd.*	18,000	18,669
Mitsubishi Pencil Co., Ltd.	1,000	18,060
Mitsubishi Research Institute, Inc.	400	7,311
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	24,083
Mitsubishi Tanabe Pharma Corp.	12,700	213,083
Mitsubishi UFJ Financial Group, Inc.	1,066,200	5,190,553
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,930	151,998
Mitsuboshi Belting Co., Ltd.	3,000	14,892
Mitsui & Co., Ltd.	121,600	2,102,841

	Number of Shares	Value (Note 1)

Mitsui Chemicals, Inc.	68,090	$248,736
Mitsui Engineering & Shipbuilding Co., Ltd.	61,000	133,512
Mitsui Fudosan Co., Ltd.	66,000	1,137,873
Mitsui High-Tec, Inc.	1,400	7,134
Mitsui Home Co., Ltd.	1,000	4,995
Mitsui Matsushima Co., Ltd.	8,000	16,640
Mitsui Mining & Smelting Co., Ltd.	46,000	155,337
Mitsui O.S.K. Lines Ltd.	70,000	376,696
Mitsui Sugar Co., Ltd.	5,000	20,152
Mitsui-Soko Co., Ltd.	5,000	19,634
Mitsumi Electric Co., Ltd.	4,300	42,495
Mitsumura Printing Co., Ltd.	1,000	3,176
Mitsuuroko Co., Ltd.	1,900	11,205
Miura Co., Ltd.	2,000	57,951
Miyachi Corp.	600	5,015
Miyaji Engineering Group, Inc.*	4,000	5,102
Miyakoshi Corp.*	300	985
Miyazaki Bank Ltd.	8,000	18,367
Miyoshi Oil & Fat Co., Ltd.	4,000	5,626
Mizuho Financial Group, Inc.	1,733,100	2,857,212
Mizuho Investors Securities Co., Ltd.	28,000	25,541
Mizuho Securities Co., Ltd.*	31,000	74,702
Mizuho Trust & Banking Co., Ltd.	153,000	135,705
Mizuno Corp.	6,000	28,512
Mochida Pharmaceutical Co., Ltd.	5,000	53,499
Modec, Inc.	1,000	17,110
Monex Group, Inc.	70	14,001
MonotaRO Co., Ltd.	200	3,615
Mori Seiki Co., Ltd.	6,800	90,063
Morinaga & Co., Ltd.	13,000	29,938
Morinaga Milk Industry Co., Ltd.	11,000	47,091
Morita Holdings Corp.	2,000	12,793
Moritex Corp.*	200	955
Morozoff Ltd.	2,000	6,764
Mory Industries, Inc.	2,000	7,903
MOS Food Services, Inc.	1,600	30,040
Moshi Moshi Hotline, Inc.	800	12,987
Mr Max Corp.	1,200	4,096
MS&AD Insurance Group Holdings, Inc.	42,100	987,492
Murata Manufacturing Co., Ltd.	15,000	1,002,018
Musashi Seimitsu Industry Co., Ltd.	1,200	31,715
Musashino Bank Ltd.	1,900	64,660
Mutoh Holdings Co., Ltd.	1,000	2,137
Nabtesco Corp.	6,200	150,323
NAC Co., Ltd.	200	3,748
Nachi-Fujikoshi Corp.	12,000	71,216
Nagaileben Co., Ltd.	600	17,510
Nagano Bank Ltd.	4,000	9,273
Nagano Keiki Co., Ltd.	800	7,183
Nagase & Co., Ltd.	8,700	107,124
Nagatanien Co., Ltd.	1,000	10,534
Nagoya Railroad Co., Ltd.	55,000	140,192
Naigai Co., Ltd.*	3,000	1,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Nakabayashi Co., Ltd.	2,000	$5,436
Nakamuraya Co., Ltd.	3,000	14,249
Nakano Corp.	1,000	2,218
Nakayama Steel Works Ltd.*	6,000	8,226
Nakayamafuku Co., Ltd.	700	5,218
Nakayo Telecommunications, Inc.	1,000	2,259
Namco Bandai Holdings, Inc.	17,400	209,460
Nankai Electric Railway Co., Ltd.	33,000	129,704
Nanto Bank Ltd.	11,000	55,928
Natori Co., Ltd.	600	6,018
NEC Capital Solutions Ltd.	300	4,012
NEC Corp.*	185,000	423,580
NEC Fielding Ltd.	1,000	12,093
NEC Mobiling Ltd.	400	13,566
NEC Networks & System Integration Corp.	1,100	15,403
NET One Systems Co., Ltd.	30	57,903
Neturen Co., Ltd.	1,700	14,384
Nexyz Corp.	50	1,392
NGK Insulators Ltd.	18,000	335,594
NGK Spark Plug Co., Ltd.	13,000	179,523
NHK Spring Co., Ltd.	12,000	122,810
Nice Holdings, Inc.	5,000	10,036
Nichia Steel Works Ltd.	1,000	2,512
Nichias Corp.	6,000	35,471
Nichiban Co., Ltd.	1,000	3,533
Nichicon Corp.	3,900	64,645
Nichiden Corp.	500	15,795
Nichiha Corp.	1,200	10,800
Nichii Gakkan Co.	2,200	19,577
Nichi-iko Pharmaceutical Co., Ltd.	1,400	37,330
Nichimo Co., Ltd.*	1,000	1,799
Nichirei Corp.	15,000	64,154
Nichireki Co., Ltd.	1,000	4,772
Nidec Copal Corp.	900	11,062
Nidec Copal Electronics Corp.	1,200	8,075
Nidec Corp.	7,100	662,755
Nidec Sankyo Corp.	2,000	13,239
Nidec-Tosok Corp.	700	8,162
Nifco, Inc.	2,400	63,536
Nihon Chouzai Co., Ltd.	150	5,295
Nihon Dempa Kogyo Co., Ltd.	900	12,671
Nihon Eslead Corp.	500	4,465
Nihon Kohden Corp.	2,200	54,518
Nihon Nohyaku Co., Ltd.	2,000	9,249
Nihon Parkerizing Co., Ltd.	3,000	45,784
Nihon Tokushu Toryo Co., Ltd.	1,000	4,004
Nihon Trim Co., Ltd.	100	2,660
Nihon Unisys Ltd.	3,300	19,771
Nihon Yamamura Glass Co., Ltd.	5,000	13,226
Nikkato Corp.	400	2,278
Nikkiso Co., Ltd.	4,000	35,949
Nikko Co., Ltd.	1,000	3,663
Nikon Corp.	24,900	587,500
Nintendo Co., Ltd.	8,200	1,544,231
Nippo Corp.	3,000	24,362

	Number of Shares	Value (Note 1)

Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	$15,730
Nippon Carbide Industries Co., Inc.	3,000	7,340
Nippon Carbon Co., Ltd.	6,000	18,085
Nippon Ceramci Co., Ltd.	800	16,248
Nippon Chemical Industrial Co., Ltd.	4,000	8,999
Nippon Chemi-Con Corp.	7,000	44,119
Nippon Chemiphar Co., Ltd.	1,000	4,076
Nippon Chutetsukan KK	1,000	2,466
Nippon Coke & Engineering Co., Ltd.	10,000	17,262
Nippon Columbia Co., Ltd.*	10,000	4,384
Nippon Concrete Industries Co., Ltd.	1,000	2,620
Nippon Conveyor Co., Ltd.	3,000	3,093
Nippon Denko Co., Ltd.	5,000	33,961
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,313
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,918
Nippon Electric Glass Co., Ltd.	31,000	397,121
Nippon Express Co., Ltd.	57,000	231,126
Nippon Felt Co., Ltd.	700	3,362
Nippon Filcon Co., Ltd.	900	4,426
Nippon Fine Chemical Co., Ltd.	1,000	6,381
Nippon Flour Mills Co., Ltd.	8,000	37,207
Nippon Formula Feed Manufacturing Co., Ltd.*	4,000	4,994
Nippon Gas Co., Ltd.	1,100	15,081
Nippon Hume Corp.	1,000	3,823
Nippon Kanzai Co., Ltd.	400	6,946
Nippon Kasei Chemical Co., Ltd.	2,000	4,143
Nippon Kayaku Co., Ltd.	9,000	95,032
Nippon Kinzoku Co., Ltd.*	3,000	6,285
Nippon Koei Co., Ltd.	4,000	14,440
Nippon Konpo Unyu Soko Co., Ltd.	3,000	31,945
Nippon Koshuha Steel Co., Ltd.	5,000	6,880
Nippon Kucho Service Co., Ltd.	300	2,760
Nippon Light Metal Co., Ltd.	29,000	59,884
Nippon Meat Packers, Inc.	12,000	172,060
Nippon Metal Industry Co., Ltd.*	9,000	10,136
Nippon Paint Co., Ltd.	11,000	88,146
Nippon Paper Group, Inc.	7,700	171,279
Nippon Parking Development Co., Ltd.	130	7,071
Nippon Pillar Packing Co., Ltd.	1,000	7,958
Nippon Piston Ring Co., Ltd.*	4,000	9,472
Nippon Road Co., Ltd.	4,000	12,060
Nippon Seisen Co., Ltd.	1,000	5,585
Nippon Sharyo Ltd.	4,000	17,590
Nippon Sheet Glass Co., Ltd.	66,000	204,907
Nippon Shinyaku Co., Ltd.	5,000	63,910
Nippon Shokubai Co., Ltd.	13,000	158,859
Nippon Signal Co., Ltd.	2,800	21,645
Nippon Soda Co., Ltd.	7,000	30,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Nippon Steel Corp.	392,000	$1,272,129
Nippon Steel Trading Co., Ltd.	2,000	5,651
Nippon Suisan Kaisha Ltd.	16,000	52,637
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	21,463
Nippon Systemware Co., Ltd.	400	1,553
Nippon Telegraph & Telephone Corp.	52,910	2,572,773
Nippon Television Network Corp.	1,310	186,413
Nippon Thompson Co., Ltd.	4,000	33,132
Nippon Valqua Industries Ltd.	5,000	14,747
Nippon Yakin Kogyo Co., Ltd.*	6,500	17,602
Nippon Yusen KK	121,000	450,506
Nippon Yusoki Co., Ltd.	1,000	2,483
Nipro Corp.	2,400	43,561
NIS Group Co., Ltd.*	9,200	800
Nishimatsu Construction Co., Ltd.	18,000	26,553
Nishimatsuya Chain Co., Ltd.	2,600	21,540
Nishi-Nippon City Bank Ltd.	53,000	156,919
Nishi-Nippon Railroad Co., Ltd.	16,000	68,848
Nissan Chemical Industries Ltd.	9,200	101,751
Nissan Motor Co., Ltd.	180,420	1,893,917
Nissan Shatai Co., Ltd.	4,000	30,928
Nissan Tokyo Sales Holdings Co., Ltd.*	1,000	1,354
Nissei Build Kogyo Co., Ltd.	4,000	7,134
Nissei Plastic Industrial Co., Ltd.	1,000	3,144
Nissen Holdings Co., Ltd.	2,400	14,131
Nissha Printing Co., Ltd.	2,200	40,406
Nisshin Fudosan Co., Ltd.	700	4,506
Nisshin Oillio Group Ltd.	6,000	28,821
Nisshin Seifun Group, Inc.	15,000	187,414
Nisshin Steel Co., Ltd.	64,000	122,299
Nisshinbo Holdings, Inc.	8,000	76,129
Nissin Corp.	4,000	10,084
Nissin Electric Co., Ltd.	2,000	19,032
Nissin Foods Holdings Co., Ltd.	5,800	211,080
Nissin Kogyo Co., Ltd.	2,500	45,094
Nissui Pharmaceutical Co., Ltd.	500	4,358
Nitori Holdings Co., Ltd.	2,800	266,071
Nitta Corp.	1,100	21,540
Nittetsu Mining Co., Ltd.	3,000	13,658
Nitto Boseki Co., Ltd.	10,000	24,983
Nitto Denko Corp.	12,320	625,804
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,458
Nitto Kogyo Corp.	1,800	21,342
Nitto Kohki Co., Ltd.	700	16,445
Nitto Seiko Co., Ltd.	1,000	2,636
Nitto Seimo Co., Ltd.*	1,000	1,310
Nittoc Construction Co., Ltd.	3,000	4,436
NKSJ Holdings, Inc.	118,000	778,546
NOF Corp.	11,000	48,351
Nohmi Bosai Ltd.	1,000	5,944
NOK Corp.	6,000	102,671
Nomura Co., Ltd.	2,000	5,847
Nomura Holdings, Inc.	296,800	1,468,453
Nomura Real Estate Holdings, Inc.	5,100	85,143

	Number of Shares	Value (Note 1)

Nomura Research Institute Ltd.	8,300	$181,669
Noritake Co., Ltd.	6,000	23,777
Noritsu Koki Co., Ltd.*	1,100	5,931
Noritz Corp.	2,300	42,329
NS Solutions Corp.	1,000	19,575
NS United Kaiun Kaisha Ltd.	4,000	8,045
NSD Co., Ltd.	2,300	19,339
NSK Ltd.	32,000	319,135
NTN Corp.	35,000	199,166
NTT Data Corp.	101	335,644
NTT DoCoMo, Inc.	1,165	2,078,294
NTT Urban Development Corp.	90	77,379
Obara Corp.	800	11,461
Obayashi Corp.	48,000	209,318
Obayashi Road Corp.	1,000	2,453
OBIC Business Consultants Ltd.	300	17,668
Obic Co., Ltd.	420	78,425
Odakyu Electric Railway Co., Ltd.	46,000	365,346
Oenon Holdings, Inc.	3,000	6,769
Ogaki Kyoritsu Bank Ltd.	16,000	49,530
Ohara, Inc.	400	4,207
Ohashi Technica, Inc.	600	4,665
OIE Sangyo Co., Ltd.	300	2,990
Oiles Corp.	1,300	25,803
Oita Bank Ltd.	7,000	20,861
OIZUMI Corp.	400	1,242
OJI Paper Co., Ltd.	66,000	316,333
Okabe Co., Ltd.	2,700	14,186
Okamoto Industries, Inc.	4,000	15,165
Okamura Corp.	4,000	27,048
Okasan Securities Group, Inc.	10,000	37,490
Okaya Electric Industries Co., Ltd.	600	2,944
OKI Electric Cable Co., Ltd.	1,000	2,190
Oki Electric Industry Co., Ltd.*	45,000	41,643
Okinawa Electric Power Co., Inc.	700	31,769
OKK Corp.*	4,000	5,852
OKUMA Corp.	8,000	76,174
Okumura Corp.	13,000	47,533
Okura Industrial Co., Ltd.	3,000	9,924
Okuwa Co., Ltd.	1,000	10,059
Olympic Corp.	800	5,439
Olympus Corp.	16,900	569,606
Omron Corp.	15,900	441,941
Ono Pharmaceutical Co., Ltd.	7,500	400,364
ONO Sokki Co., Ltd.*	1,000	2,794
Onoken Co., Ltd.	1,000	9,031
Onward Holdings Co., Ltd.	8,000	67,587
Optex Co., Ltd.	800	10,086
Oracle Corp. Japan	1,900	82,794
Organo Corp.	2,000	15,102
Oriental Land Co., Ltd.	4,000	339,073
Origin Electric Co., Ltd.	1,000	5,129
ORIX Corp.	7,340	714,035
Osaka Gas Co., Ltd.	144,000	546,963
Osaka Securities Finance Co., Ltd.	1,400	2,608
Osaka Steel Co., Ltd.	800	15,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

OSAKA Titanium Technologies Co.	1,900	$139,516
Osaki Electric Co., Ltd.	1,000	10,155
OSG Corp.	5,700	79,476
Otsuka Corp.	900	56,093
Otsuka Holdings Co., Ltd.	26,000	689,250
Oyo Corp.	1,200	12,450
P.S. Mitsubishi Construction Co., Ltd.	800	3,142
Pacific Industrial Co., Ltd.	2,000	9,295
Pacific Metals Co., Ltd.	9,000	66,539
Pack Corp.	900	14,847
Pal Co., Ltd.	350	11,674
Paltac Corp.	700	12,638
PanaHome Corp.	4,000	26,010
Panasonic Corp.	166,285	2,031,940
Panasonic Electric Works Information Systems Co., Ltd.	200	5,593
Panasonic Electric Works SUNX Co., Ltd.	1,000	5,960
Paramount Bed Co., Ltd.	900	25,020
Parco Co., Ltd.	3,100	25,580
Paris Miki Holdings, Inc.	1,500	14,518
Park24 Co., Ltd.	5,700	59,298
Pasco Corp.	1,000	3,761
Pasona Group, Inc.	10	9,263
Pegasus Sewing Machine Manufacturing Co., Ltd.*	1,200	3,478
Penta-Ocean Construction Co., Ltd.	17,000	40,949
PGM Holdings KK	30	15,775
PIA Corp.*	300	3,051
Pigeon Corp.	800	26,339
Pilot Corp.	10	19,661
Piolax, Inc.	500	12,010
Pioneer Corp.*	17,600	79,014
Pixela Corp.*	500	1,453
Plenus Co., Ltd.	1,500	24,232
Pocket Card Co., Ltd.	1,100	3,404
Point, Inc.	1,030	44,944
Pola Orbis Holdings, Inc.	1,100	28,913
Poplar Co., Ltd.	300	1,597
Press Kogyo Co., Ltd.	5,000	25,405
Prima Meat Packers Ltd.	7,000	8,560
Promise Co., Ltd.*	6,200	52,850
Pronexus, Inc.	1,300	6,093
Raito Kogyo Co., Ltd.	2,900	10,624
Rasa Corp.	500	2,177
Rasa Industries Ltd.*	4,000	6,753
Renaissance, Inc.	500	2,262
Renesas Electronics Corp.*	3,200	27,666
Rengo Co., Ltd.	10,000	66,245
Renown, Inc.*	2,500	4,706
Resona Holdings, Inc.	87,100	410,174
Resort Solution Co., Ltd.	1,000	1,723
Resorttrust, Inc.	1,900	23,969
Rheon Automatic Machinery Co., Ltd.	1,000	2,284
Rhythm Watch Co., Ltd.	6,000	9,055
Ricoh Co., Ltd.	43,000	477,062
Ricoh Leasing Co., Ltd.	800	17,899

	Number of Shares	Value (Note 1)

Right On Co., Ltd.*	900	$4,702
Riken Corp.	4,000	17,196
Riken Keiki Co., Ltd.	1,000	8,893
Riken Technos Corp.	2,000	7,070
Ringer Hut Co., Ltd.	900	12,275
Rinnai Corp.	2,500	180,836
Riso Kagaku Corp.	900	14,979
Riso Kyoiku Co., Ltd.	130	6,701
Rock Field Co., Ltd.	600	9,458
Rohm Co., Ltd.	7,200	412,536
Rohto Pharmaceutical Co., Ltd.	8,000	91,256
Roland Corp.	1,100	10,886
Roland DG Corp.	500	6,740
Round One Corp.	3,300	28,256
Royal Holdings Co., Ltd.	1,800	18,627
Ryobi Ltd.	7,000	31,579
Ryoden Trading Co., Ltd.	1,000	6,203
Ryohin Keikaku Co., Ltd.	1,400	67,167
Ryosan Co., Ltd.	1,900	40,566
Ryoshoku Ltd.	1,100	25,643
Ryoyo Electro Corp.	1,600	15,925
S Foods, Inc.	500	4,262
S.T. Corp.	600	6,447
Sagami Chain Co., Ltd.*	1,000	6,205
Saibu Gas Co., Ltd.	13,000	33,191
Saizeriya Co., Ltd.	1,600	30,402
Sakai Chemical Industry Co., Ltd.	4,000	18,227
Sakai Heavy Industries Ltd.	2,000	4,138
Sakai Moving Service Co., Ltd.	200	4,030
Sakai Ovex Co., Ltd.*	3,000	5,071
Sakata INX Corp.	2,000	9,396
Sakata Seed Corp.	2,000	29,131
Sakurada Co., Ltd.*	11,000	2,881
Sala Corp.	1,000	4,895
San Holdings, Inc.	200	3,029
San-A Co., Ltd.	400	15,435
San-Ai Oil Co., Ltd.	2,000	11,508
Sanden Corp.	7,000	36,359
Sangetsu Co., Ltd.	2,100	51,249
San-In Godo Bank Ltd.	7,000	50,232
Sanix, Inc.*	1,800	8,892
Sankei Building Co., Ltd.	2,300	12,717
Sanken Electric Co., Ltd.	7,000	41,292
Sanki Engineering Co., Ltd.	3,000	16,828
Sanko Metal Industrial Co., Ltd.	1,000	5,085
Sankyo Co., Ltd.	4,400	227,403
Sankyo Seiko Co., Ltd.	2,000	6,634
Sankyo-Tateyama Holdings, Inc.*	17,000	25,035
Sankyu, Inc.	15,000	70,197
Sanoh Industrial Co., Ltd.	1,400	11,915
Sanrio Co., Ltd.	4,500	175,788
Sanritsu Corp.	300	2,244
Sanshin Electronics Co., Ltd.	1,500	11,983
Sansui Electric Co., Ltd.*	78,000	1,938
Santen Pharmaceutical Co., Ltd.	4,800	195,123
Sanwa Holdings Corp.	12,000	41,933
Sanyo Chemical Industries Ltd.	3,000	23,848
Sanyo Housing Nagoya Co., Ltd.	10	9,796
Sanyo Industries Ltd.	1,000	1,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sanyo Shokai Ltd.	6,000	$17,538
Sanyo Special Steel Co., Ltd.	6,000	38,140
Sapporo Hokuyo Holdings, Inc.	18,400	76,825
Sapporo Holdings Ltd.	19,000	78,338
Sasebo Heavy Industries Co., Ltd.	8,000	14,901
Sata Construction Co., Ltd.*	4,000	4,144
Sato Corp.	1,200	15,365
Sato Shoji Corp.	1,000	5,683
Satori Electric Co., Ltd.	900	5,628
Sawai Pharmaceutical Co., Ltd.	1,200	126,582
SAXA Holdings, Inc.	3,000	5,175
SBI Holdings, Inc.	1,757	163,035
Scroll Corp.	1,700	5,737
Secom Co., Ltd.	15,500	744,378
Sega Sammy Holdings, Inc.	14,200	275,032
Seibu Electric Industry Co., Ltd.	1,000	4,167
Seika Corp.	4,000	10,499
Seikagaku Corp.	2,400	27,396
Seikitokyu Kogyo Co., Ltd.*	3,000	2,411
Seiko Epson Corp.	10,300	178,486
Seiko Holdings Corp.	6,000	20,914
Seino Holdings Co., Ltd.	13,000	93,577
Seiren Co., Ltd.	3,200	20,465
Sekisui Chemical Co., Ltd.	31,000	264,627
Sekisui House Ltd.	48,000	446,366
Sekisui Jushi Corp.	1,000	10,211
Sekisui Plastics Co., Ltd.	2,000	9,179
Senko Co., Ltd.	4,000	13,600
Senshu Ikeda Holdings, Inc.	34,400	50,286
Senshukai Co., Ltd.	2,200	13,463
Seven & I Holdings Co., Ltd.	59,000	1,587,211
Sharp Corp.	64,000	583,709
Shibaura Mechatronics Corp.	2,000	7,984
Shibusawa Warehouse Co., Ltd.	3,000	9,712
Shibuya Kogyo Co., Ltd.	700	7,596
Shiga Bank Ltd.	11,000	62,594
Shikibo Ltd.	7,000	7,772
Shikoku Bank Ltd.	8,000	25,477
Shikoku Chemicals Corp.	1,000	5,743
Shikoku Electric Power Co., Inc.	14,500	329,363
Shima Seiki Manufacturing Ltd.	1,600	41,484
Shimachu Co., Ltd.	2,300	56,243
Shimadzu Corp.	18,000	164,984
Shimamura Co., Ltd.	1,600	153,002
Shimano, Inc.	5,800	318,927
Shimizu Bank Ltd.	400	14,238
Shimizu Corp.	46,000	191,390
Shimojima Co., Ltd.	800	10,406
Shin Nippon Air Technologies Co., Ltd.	900	4,673
Shin Nippon Biomedical Laboratories Ltd.	700	2,403
Shinagawa Refractories Co., Ltd.	3,000	8,890
Shindengen Electric Manufacturing Co., Ltd.	4,000	18,890
Shin-Etsu Chemical Co., Ltd.	24,900	1,335,617
Shin-Etsu Polymer Co., Ltd.	2,500	13,075
Shingakukai Co., Ltd.	600	2,224
Shinkawa Ltd.	900	7,296

	Number of Shares	Value (Note 1)

Shin-Keisei Electric Railway Co., Ltd.	1,000	$4,328
Shinko Electric Industries Co., Ltd.	3,100	29,208
Shinko Plantech Co., Ltd.	2,600	28,091
Shinko Shoji Co., Ltd.	1,100	8,704
Shinmaywa Industries Ltd.	5,000	19,097
Shinnihon Corp.	1,600	4,990
Shinsei Bank Ltd.	98,000	97,465
Shinsho Corp.	3,000	7,244
Shinwa Co., Ltd.	600	6,732
Shinyei Kaisha*	1,000	1,702
Shionogi & Co., Ltd.	21,800	357,128
Ship Healthcare Holdings, Inc.	1,500	27,788
Shiroki Corp.	2,000	6,865
Shiseido Co., Ltd.	24,900	465,672
Shizuoka Bank Ltd.	44,000	404,570
Shizuoka Gas Co., Ltd.	3,000	16,993
Sho-Bond Holdings Co., Ltd.	1,200	28,943
Shobunsha Publications, Inc.	700	5,027
Shochiku Co., Ltd.	7,000	57,475
Shoei Co., Ltd.	2,200	19,900
Shoko Co., Ltd.	4,000	5,836
Showa Corp.*	2,600	18,689
Showa Denko KK	102,000	211,751
Showa Sangyo Co., Ltd.	5,000	14,022
Showa Shell Sekiyu KK	14,600	135,488
Shuei Yobiko Co., Ltd.	200	757
Siix Corp.	700	10,733
Simplex Holdings, Inc.	20	8,317
Sinanen Co., Ltd.	2,000	8,739
Sinfonia Technology Co., Ltd.	7,000	23,380
Sintokogio Ltd.	2,600	26,705
SK Japan Co., Ltd.	200	608
Sky Perfect JSAT Holdings, Inc.	90	37,172
SMC Corp.	4,500	810,753
SMK Corp.	3,000	13,166
SNT Corp.	1,200	4,870
Soda Nikka Co., Ltd.	1,000	4,104
Softbank Corp.	62,400	2,363,385
Softbank Technology Corp.	200	1,494
Softbrain Co., Ltd.*	20	2,649
Sogo Medical Co., Ltd.	200	6,578
Sohgo Security Services Co., Ltd.	4,700	52,821
Sojitz Corp.	98,200	184,224
So-net Entertainment Corp.	10	42,269
Sony Corp.	80,200	2,122,861
Sony Financial Holdings, Inc.	13,700	247,721
Soshin Electric Co., Ltd.	600	3,939
Sotetsu Holdings, Inc.	19,000	52,063
SPK Corp.	200	3,202
Square Enix Holdings Co., Ltd.	4,000	72,139
SRA Holdings, Inc.	600	5,953
SRI Sports Ltd.	1,000	10,673
St. Marc Holdings Co., Ltd.	400	15,015
Stanley Electric Co., Ltd.	10,400	181,962
Star Micronics Co., Ltd.	2,300	27,276
Starzen Co., Ltd.	4,000	11,663
Stella Chemifa Corp.	500	17,772
Studio Alice Co., Ltd.	500	7,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sugi Holdings Co., Ltd.	1,900	$49,602
Sugimoto & Co., Ltd.	600	5,669
Sumco Corp.*	9,500	160,447
Sumida Corp.	700	6,587
Sumikin Bussan Corp.	5,000	12,138
Suminoe Textile Co., Ltd.	3,000	5,846
Sumiseki Holdings, Inc.*	3,800	4,955
Sumisho Computer Systems Corp.	1,200	20,780
Sumitomo Bakelite Co., Ltd.	12,000	80,394
Sumitomo Chemical Co., Ltd.	103,000	514,439
Sumitomo Corp.	77,680	1,058,783
Sumitomo Densetsu Co., Ltd.	900	5,243
Sumitomo Electric Industries Ltd.	52,800	770,517
Sumitomo Forestry Co., Ltd.	9,500	87,236
Sumitomo Heavy Industries Ltd.	38,000	264,785
Sumitomo Light Metal Industries Ltd.*	21,000	21,040
Sumitomo Metal Industries Ltd.	277,000	623,020
Sumitomo Metal Mining Co., Ltd.	41,000	673,055
Sumitomo Mitsui Construction Co., Ltd.*	7,600	6,555
Sumitomo Mitsui Financial Group, Inc.	107,250	3,300,721
Sumitomo Mitsui Trust Holdings, Inc.	269,410	939,870
Sumitomo Osaka Cement Co., Ltd.	24,000	67,500
Sumitomo Pipe & Tube Co., Ltd.	800	5,389
Sumitomo Precision Products Co., Ltd.	2,000	14,935
Sumitomo Real Estate Sales Co., Ltd.	440	20,506
Sumitomo Realty & Development Co., Ltd.	34,000	760,141
Sumitomo Rubber Industries Ltd.	9,100	110,181
Sumitomo Seika Chemicals Co., Ltd.	2,000	11,151
Sumitomo Warehouse Co., Ltd.	9,000	40,902
Sun Frontier Fudousan Co., Ltd.*	10	905
Suncity Co., Ltd.*	30	708
Sundrug Co., Ltd.	2,300	73,022
Sun-Wa Technos Corp.	600	6,954
Suruga Bank Ltd.	16,000	139,049
Suzuden Corp.	300	1,847
Suzuken Co., Ltd.	6,200	143,280
Suzuki Motor Corp.	29,900	673,807
Suzutan Co., Ltd.*	300	517
SWCC Showa Holdings Co., Ltd.*	15,000	19,126
SxL Corp.*	6,000	4,946
Sysmex Corp.	5,100	191,832
Systena Corp.	10	8,944
T Hasegawa Co., Ltd.	1,600	24,954
T&D Holdings, Inc.	25,700	610,524
T.RAD Co., Ltd.	4,000	19,270

	Number of Shares	Value (Note 1)

Tac Co., Ltd.	700	$1,824
Tachibana Eletech Co., Ltd.	700	6,971
Tachi-S Co., Ltd.	1,600	29,737
Tact Home Co., Ltd.	10	9,355
Tadano Ltd.	5,000	30,288
Taihei Dengyo Kaisha Ltd.	1,000	7,545
Taihei Kogyo Co., Ltd.	2,000	8,730
Taiheiyo Cement Corp.	72,000	152,820
Taiheiyo Kouhatsu, Inc.	4,000	3,905
Taiho Kogyo Co., Ltd.	800	7,925
Taikisha Ltd.	2,100	41,635
Taiko Pharmaceutical Co., Ltd.	400	4,066
Taisei Corp.	78,000	178,799
Taisei Lamick Co., Ltd.	300	8,585
Taisho Pharmaceutical Co., Ltd.	12,000	270,540
Taiyo Holdings Co., Ltd.	900	26,794
Taiyo Nippon Sanso Corp.	21,000	167,549
Taiyo Yuden Co., Ltd.	7,000	91,067
Takachiho Koheki Co., Ltd.	500	5,386
Takada Kiko Co., Ltd.	1,000	2,417
Takamatsu Construction Group Co., Ltd.	1,000	14,205
Takano Co., Ltd.	400	2,413
Takaoka Electric Manufacturing Co., Ltd.	4,000	12,710
Taka-Q Co., Ltd.	500	945
Takara Holdings, Inc.	11,000	56,143
Takara Leben Co., Ltd.	1,100	6,973
Takara Printing Co., Ltd.	700	5,323
Takara Standard Co., Ltd.	5,000	38,339
Takasago International Corp.	4,000	19,481
Takasago Thermal Engineering Co., Ltd.	3,900	30,476
Takashima & Co., Ltd.	2,000	6,743
Takashimaya Co., Ltd.	21,000	144,840
Takata Corp.	1,900	58,131
Take And Give Needs Co., Ltd.	60	4,422
Takeda Pharmaceutical Co., Ltd.	56,000	2,590,053
Takihyo Co., Ltd.	1,000	5,229
Takiron Co., Ltd.	3,000	10,909
Takuma Co., Ltd.*	4,000	20,360
Tamron Co., Ltd.	1,200	28,763
Tamura Corp.	3,000	9,631
Tanaka Co., Ltd.	300	2,021
Tanseisha Co., Ltd.	1,000	3,427
TASAKI & Co., Ltd.*	2,000	1,523
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	10,381
Taya Co., Ltd.	200	1,650
Tayca Corp.	2,000	7,258
TBK Co., Ltd.	1,000	5,381
TDC Software Engineering, Inc.	200	1,858
TDK Corp.	8,100	446,068
Teac Corp.*	6,000	2,699
Tecmo Koei Holdings Co., Ltd.	2,400	19,694
Teijin Ltd.	57,000	251,520
Teikoku Electric Manufacturing Co., Ltd.	400	8,630
Teikoku Piston Ring Co., Ltd.	1,500	18,088
Teikoku Sen-I Co., Ltd.	1,000	6,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Teikoku Tsushin Kogyo Co., Ltd.	2,000	$3,842
Tekken Corp.	8,000	11,284
Temp Holdings Co., Ltd.	1,700	15,733
Ten Allied Co., Ltd.*	800	2,528
Tenma Corp.	1,100	11,048
Terumo Corp.	11,200	605,229
T-Gaia Corp.	10	18,681
THK Co., Ltd.	9,500	241,826
Tigers Polymer Corp.	600	3,239
Titan Kogyo KK	1,000	6,025
TKC Corp.	900	20,561
Toa Corp.	1,000	6,457
Toa Corp. (Tokyo Stock Exchange)	11,000	20,322
Toa Road Corp.	2,000	4,384
Toabo Corp.	4,000	3,092
Toagosei Co., Ltd.	13,000	65,536
Tobishima Corp.*	40,000	13,480
Tobu Railway Co., Ltd.	73,000	307,570
Tobu Store Co., Ltd.	1,000	3,033
TOC Co., Ltd.	4,700	21,097
Tocalo Co., Ltd.	600	14,848
Tochigi Bank Ltd.	6,000	22,876
Toda Corp.	14,000	50,747
Toda Kogyo Corp.	1,000	10,122
Toei Co., Ltd.	5,000	23,023
Toenec Corp.	1,000	5,256
Toho Bank Ltd.	10,000	22,173
Toho Co., Ltd.	2,000	7,678
Toho Co., Ltd. (Tokyo Stock Exchange)	10,200	169,710
Toho Gas Co., Ltd.	37,000	200,413
Toho Holdings Co., Ltd.	3,700	36,914
Toho Real Estate Co., Ltd.	1,200	6,403
Toho Titanium Co., Ltd.	2,100	61,662
Toho Zinc Co., Ltd.	7,000	34,309
Tohoku Bank Ltd.	6,000	8,891
Tohoku Electric Power Co., Inc.	35,700	515,080
Tohpe Corp.*	1,000	1,110
Tohto Suisan Co., Ltd.	2,000	3,225
Tokai Carbon Co., Ltd.	12,000	67,182
TOKAI Holdings Corp.*	2,000	9,898
Tokai Kanko Co., Ltd.*	5,000	1,429
Tokai Rika Co., Ltd.	2,900	56,155
Tokai Rubber Industries Ltd.	2,000	26,739
Tokai Senko KK	1,000	1,120
Tokai Tokyo Financial Holdings, Inc.	14,000	42,549
Token Corp.	520	18,907
Tokio Marine Holdings, Inc.	53,500	1,503,039
Toko, Inc.*	5,000	12,543
Tokushu Tokai Paper Co., Ltd.	8,000	16,363
Tokuyama Corp.	26,000	131,061
Tokyo Broadcasting System Holdings, Inc.	6,600	79,823
Tokyo Denpa Co., Ltd.	300	2,132
Tokyo Dome Corp.*	9,000	17,731
Tokyo Electric Power Co., Inc.	105,200	432,111
Tokyo Electron Ltd.	11,200	611,000
Tokyo Energy & Systems, Inc.	1,000	5,690

	Number of Shares	Value (Note 1)

Tokyo Gas Co., Ltd.	179,000	$809,734
Tokyo Individualized Educational Institute, Inc.	900	1,744
TOKYO KEIKI, Inc.	4,000	5,738
Tokyo Kikai Seisakusho Ltd.*	3,000	2,629
Tokyo Ohka Kogyo Co., Ltd.	2,300	49,592
Tokyo Rakutenchi Co., Ltd.	2,000	6,990
Tokyo Rope Manufacturing Co., Ltd.	8,000	30,399
Tokyo Sangyo Co., Ltd.	1,000	3,099
Tokyo Seimitsu Co., Ltd.	2,300	44,689
Tokyo Steel Manufacturing Co., Ltd.	7,100	74,934
Tokyo Tatemono Co., Ltd.	25,000	91,153
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	930
Tokyo Tekko Co., Ltd.	2,000	6,008
Tokyo Theatres Co., Inc.	4,000	5,133
Tokyo Tomin Bank Ltd.	2,300	28,727
Tokyotokeiba Co., Ltd.	8,000	10,354
Tokyu Community Corp.	300	9,462
Tokyu Construction Co., Ltd.	4,940	12,936
Tokyu Corp.	79,000	328,811
Tokyu Land Corp.	32,000	135,800
Tokyu Livable, Inc.	1,300	11,845
Toli Corp.	3,000	6,547
Tomato Bank Ltd.	4,000	7,573
Tomen Devices Corp.	100	2,421
Tomen Electronics Corp.	500	6,152
Tomoe Corp.	1,800	7,176
Tomoe Engineering Co., Ltd.	400	8,923
Tomoegawa Co., Ltd.	2,000	4,795
Tomoku Co., Ltd.	4,000	10,700
TOMONY Holdings, Inc.	9,400	36,200
Tomy Co., Ltd.	3,700	31,409
Tonami Holdings Co., Ltd.	2,000	3,913
TonenGeneral Sekiyu KK	23,000	282,805
Top Culture Co., Ltd.	400	1,775
Topcon Corp.	2,800	15,876
Toppan Forms Co., Ltd.	2,600	20,707
Toppan Printing Co., Ltd.	40,000	310,189
Topre Corp.	2,500	26,665
Topy Industries Ltd.	10,000	28,530
Toray Industries, Inc.	116,000	858,487
Torigoe Co., Ltd.	1,200	10,461
Torii Pharmaceutical Co., Ltd.	800	15,111
Torishima Pump Manufacturing Co., Ltd.	1,500	24,100
Tose Co., Ltd.	300	1,982
Toshiba Corp.	282,000	1,492,472
Toshiba Machine Co., Ltd.	7,000	38,288
Toshiba Plant Systems & Services Corp.	2,000	23,713
Toshiba TEC Corp.	7,000	30,605
Tosho Printing Co., Ltd.	1,000	1,806
Tosoh Corp.	41,000	164,792
Totetsu Kogyo Co., Ltd.	1,000	9,580
TOTO Ltd.	22,000	171,076
Totoku Electric Co., Ltd.*	1,000	1,323
Tottori Bank Ltd.	3,000	5,605
Touei Housing Corp.	900	10,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Toukei Computer Co., Ltd.	200	$2,612
Tow Co., Ltd.	300	1,669
Towa Bank Ltd.	13,000	15,741
Towa Corp.	1,200	7,727
Towa Pharmaceutical Co., Ltd.	600	36,282
Toyo Construction Co., Ltd.	18,000	19,989
Toyo Corp.	1,600	17,454
Toyo Electric Manufacturing Co., Ltd.	2,000	9,613
Toyo Engineering Corp.	8,000	31,941
Toyo Ink Manufacturing Co., Ltd.	11,000	53,110
Toyo Kanetsu KK	6,000	14,822
Toyo Kohan Co., Ltd.	3,000	13,975
Toyo Logistics Co., Ltd.	1,000	2,182
Toyo Machinery & Metal Co., Ltd.	1,000	2,958
Toyo Securities Co., Ltd.	4,000	6,596
Toyo Seikan Kaisha Ltd.	11,000	184,815
Toyo Shutter Co., Ltd.*	200	831
Toyo Sugar Refining Co., Ltd.	2,000	2,436
Toyo Suisan Kaisha Ltd.	7,000	165,449
Toyo Tanso Co., Ltd.	700	35,768
Toyo Tire & Rubber Co., Ltd.	10,000	25,397
Toyo Wharf & Warehouse Co., Ltd.	3,000	4,932
Toyobo Co., Ltd.	68,000	100,047
Toyoda Gosei Co., Ltd.	3,500	79,366
Toyota Auto Body Co., Ltd.	2,200	36,218
Toyota Boshoku Corp.	4,300	71,250
Toyota Industries Corp.	13,000	428,241
Toyota Motor Corp.	183,400	7,721,654
Toyota Tsusho Corp.	15,700	269,074
Transcosmos, Inc.	1,600	17,669
Trend Micro, Inc.	6,600	204,908
Trusco Nakayama Corp.	1,500	29,413
TS Tech Co., Ltd.	2,300	43,811
TSI Holdings Co., Ltd.*	4,825	34,282
Tsubakimoto Chain Co.	6,000	37,089
Tsubakimoto Kogyo Co., Ltd.	1,000	2,679
Tsudakoma Corp.*	3,000	7,822
Tsugami Corp.	3,000	17,879
Tsukamoto Corp. Co., Ltd.*	2,000	2,192
Tsukishima Kikai Co., Ltd.	2,000	17,441
Tsukuba Bank Ltd.	5,400	16,630
Tsumura & Co.	4,500	143,983
Tsuruha Holdings, Inc.	1,100	52,822
Tsutsumi Jewelry Co., Ltd.	500	12,045
TV Asahi Corp.	30	45,581
Tv Tokyo Holdings Corp.	500	6,040
TYK Corp.	1,000	2,134
Ube Industries Ltd.	64,000	192,765
Uchida Yoko Co., Ltd.	2,000	5,987
Ueki Corp.	1,000	2,128
UKC Holdings Corp.	700	7,921
Ulvac, Inc.	2,200	54,303
Unicafe, Inc.*	300	1,371
Unicharm Corp.	8,300	362,719
Uniden Corp.	3,000	12,266
Unihair Co., Ltd.*	1,300	13,201
Union Tool Co.	800	17,418

	Number of Shares	Value (Note 1)

Unipres Corp.	1,600	$41,564
United Arrows Ltd.	1,100	23,376
Unitika Ltd.*	29,000	19,454
Universe Co., Ltd.	200	3,725
UNY Co., Ltd.	9,900	92,165
U-Shin Ltd.	1,400	11,666
Ushio, Inc.	9,100	179,977
USS Co., Ltd.	2,100	162,896
Utoc Corp.	900	2,288
Valor Co., Ltd.	2,400	33,724
Vantec Corp.	10	17,977
Vital KSK Holdings, Inc.	2,300	19,161
Wacoal Holdings Corp.	10,000	125,009
Wacom Co., Ltd.	20	23,334
Wakachiku Construction Co., Ltd.*	7,000	9,244
Wakamoto Pharmaceutical Co., Ltd.*	1,000	3,054
Warabeya Nichiyo Co., Ltd.	700	8,018
Warehouse Co., Ltd.*	200	637
Watabe Wedding Corp.	300	2,525
WATAMI Co., Ltd.	1,400	29,622
Weathernews, Inc.	300	7,651
West Japan Railway Co.	13,400	524,590
Wood One Co., Ltd.	2,000	7,440
Xebio Co., Ltd.	1,400	31,690
Y.A.C. Co., Ltd.	500	6,422
Yachiyo Bank Ltd.	600	17,071
Yahagi Construction Co., Ltd.	1,700	8,630
Yahoo! Japan Corp.	1,034	355,962
Yaizu Suisankagaku Industry Co., Ltd.	600	5,510
Yakult Honsha Co., Ltd.	8,700	251,888
YAMABIKO Corp.	500	6,238
Yamada Denki Co., Ltd.	6,440	525,360
Yamagata Bank Ltd.	7,000	33,386
Yamaguchi Financial Group, Inc.	15,000	140,073
Yamaha Corp.	12,500	142,144
Yamaha Motor Co., Ltd.*	21,700	398,558
Yamaichi Electronics Co., Ltd.*	1,200	4,122
Yamanashi Chuo Bank Ltd.	7,000	29,698
Yamashita Medical Instruments Co., Ltd.	100	1,278
Yamatake Corp.	3,400	75,880
Yamatane Corp.	6,000	9,078
Yamato Corp.	1,000	4,267
Yamato Holdings Co., Ltd.	29,100	457,069
Yamato International, Inc.	700	3,217
Yamato Kogyo Co., Ltd.	3,900	121,285
Yamaura Corp.	500	1,281
Yamaya Corp.	100	1,130
Yamazaki Baking Co., Ltd.	13,000	174,214
Yamazawa Co., Ltd.	300	4,452
Yamazen Corp.	4,700	33,307
Yaoko Co., Ltd.	500	15,741
Yaskawa Electric Corp.	16,000	179,472
Yasuda Warehouse Co., Ltd.	1,000	5,992
Yellow Hat Ltd.	1,100	11,677
Yodogawa Steel Works Ltd.	9,000	37,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Yokogawa Bridge Holdings Corp.	2,000	$12,974
Yokogawa Electric Corp.*	12,400	106,334
Yokohama Reito Co., Ltd.	2,600	17,563
Yokohama Rubber Co., Ltd.	14,000	80,721
Yokowo Co., Ltd.	1,000	5,892
Yomeishu Seizo Co., Ltd.	1,000	9,221
Yomiuri Land Co., Ltd.	2,000	6,689
Yondenko Corp.	1,000	4,475
Yonekyu Corp.	1,000	7,624
Yorozu Corp.	700	15,419
Yoshinoya Holdings Co., Ltd.	30	37,029
Yuasa Trading Co., Ltd.	12,000	18,901
Yuken Kogyo Co., Ltd.	2,000	5,562
Yurtec Corp.	2,000	9,864
Yusen Logistics Co., Ltd.	900	15,020
Yushin Precision Equipment Co., Ltd.	600	12,694
Yushiro Chemical Industry Co., Ltd.	600	8,610
Zappallas, Inc.	10	12,079
Zenrin Co., Ltd.	1,700	17,806
Zensho Co., Ltd.	4,600	58,491
Zeon Corp.	15,000	140,586
ZERIA Pharmaceutical Co., Ltd.	1,000	12,703
Zuken, Inc.	800	5,686

		229,607,505

Luxembourg (0.3%)
ArcelorMittal S.A.	117,851	4,100,891

Malaysia (0.8%)
Genting Berhad	1,849,600	6,890,136
Sime Darby Bhd	1,787,100	5,464,682

		12,354,818

Mauritius (0.0%)
Essar Energy plc*	29,860	196,069

Mexico (0.0%)
Fresnillo plc	16,440	370,547

Netherlands (2.6%)
ING Groep N.V. (CVA)*	490,575	6,051,390
Koninklijke Philips Electronics N.V.	131,050	3,363,304
Royal Dutch Shell plc (BATS Europe Exchange), Class A	215,817	7,661,437
Royal Dutch Shell plc (Euro Comp Exchange), Class A	262,573	9,356,067
Royal Dutch Shell plc, Class B	201,481	7,192,119
Unilever N.V. (CVA)	197,302	6,463,624

		40,087,941

New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	126,130	254,732

Norway (0.4%)
Statoil ASA	222,604	5,636,479

Papua New Guinea (0.0%)
Oil Search Ltd.	71,810	513,401

	Number of Shares	Value (Note 1)

Singapore (0.9%)
DBS Group Holdings Ltd.	674,000	$8,067,521
OM Holdings Ltd.	18,880	18,685
Singapore Telecommunications Ltd. (CDI)	30,210	77,320
United Overseas Bank Ltd.	372,049	5,977,505

		14,141,031

South Africa (0.2%)
AngloGold Ashanti Ltd. (ADR)	61,078	2,570,773

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria S.A.	570,756	6,689,658
Banco Santander S.A.	1,475,520	17,025,223
Iberdrola S.A.*	468,307	4,167,940
Repsol YPF S.A.	101,287	3,516,565
Telefonica S.A.	759,013	18,560,869

		49,960,255

Sweden (2.2%)
Atlas Copco AB, Class A	543,458	14,306,684
Investor AB, Class B	292,903	6,711,391
Sandvik AB	412,001	7,224,122
Volvo AB, Class B	295,171	5,156,940

		33,399,137

Switzerland (5.4%)
ABB Ltd. (Registered)*	328,790	8,525,962
Cie Financiere Richemont S.A., Class A	179,885	11,779,389
Holcim Ltd. (Registered)*	99,502	7,509,363
Nestle S.A. (Registered)	167,603	10,416,401
Novartis AG (Registered)	101,821	6,237,296
Roche Holding AG	53,713	8,986,133
Syngenta AG (Registered)*	23,660	7,987,152
UBS AG (Registered)*	368,746	6,724,122
Wolseley plc	21,570	703,500
Xstrata plc	611,973	13,496,317

		82,365,635

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	345,736	4,359,731

United Kingdom (14.5%)
3i Group plc	73,610	332,053
Admiral Group plc	15,370	409,487
Aggreko plc	20,910	647,402
AMEC plc	25,330	442,659
Anglo American plc	302,089	14,970,832
Antofagasta plc	30,130	674,170
ARM Holdings plc	100,060	946,324
Associated British Foods plc	30,250	525,816
AstraZeneca plc	103,643	5,175,069
Autonomy Corp. plc*	18,340	502,480
Aviva plc	214,320	1,509,050
BAE Systems plc	260,320	1,330,769
Barclays plc	930,520	3,830,213
BG Group plc	589,805	13,385,941
BHP Billiton plc	398,648	15,625,187
BP plc	1,393,860	10,269,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

British American Tobacco plc	422,708	$18,528,700
British Land Co. plc (REIT)	67,590	660,222
British Sky Broadcasting Group plc	100,430	1,364,004
BT Group plc, Class A	590,770	1,916,249
Burberry Group plc	33,050	768,412
Cairn Energy plc*	106,760	710,782
Capita Group plc	46,840	537,905
Capital Shopping Centres Group plc (REIT)	49,220	315,602
Carnival plc	16,240	629,440
Centrica plc	367,586	1,907,427
Compass Group plc	143,580	1,385,012
Diageo plc	569,677	11,639,707
Eurasian Natural Resources Corp.	29,510	370,171
G4S plc	107,580	483,124
GKN plc	118,390	440,477
GlaxoSmithKline plc	384,624	8,235,051
Hammerson plc (REIT)	54,060	417,539
Henderson Group plc (CDI)	27,700	68,058
HSBC Holdings plc	1,300,899	12,905,601
ICAP plc	50,720	384,892
IMI plc	24,450	413,236
Imperial Tobacco Group plc	315,518	10,490,443
Inmarsat plc	34,890	311,450
Intercontinental Hotels Group plc	21,860	447,350
International Consolidated Airlines Group S.A.*	141,710	577,821
International Power plc	116,020	599,053
Intertek Group plc	12,120	383,804
Investec plc	41,040	332,320
J Sainsbury plc	142,540	753,601
Johnson Matthey plc	16,400	517,507
Kazakhmys plc	16,360	362,844
Kingfisher plc	178,950	767,459
Land Securities Group plc (REIT)	58,360	797,981
Legal & General Group plc	447,790	849,542
Lloyds Banking Group plc*	3,068,320	2,410,976
Lonmin plc	15,450	360,325
Man Group plc	143,300	544,500
Marks & Spencer Group plc	121,200	703,028
National Grid plc	264,490	2,602,767
Next plc	14,100	526,583
Old Mutual plc	414,580	887,684
Pearson plc	61,460	1,164,207
Petrofac Ltd.	19,780	480,662
Prudential plc	180,648	2,087,664
Randgold Resources Ltd.	6,940	583,527
Reckitt Benckiser Group plc	55,380	3,057,710
Reed Elsevier plc	92,620	842,322
Resolution Ltd.	110,580	521,802
Rexam plc	66,870	410,770
Rio Tinto plc	113,183	8,172,866
Rolls-Royce Holdings plc*	142,990	1,480,311
Rolls-Royce Holdings plc, Class C*†(b)	13,727,040	22,031
Royal Bank of Scotland Group plc*	1,328,550	823,540
RSA Insurance Group plc	266,590	576,722

	Number of Shares	Value (Note 1)

SABMiller plc	85,890	$3,131,406
Sage Group plc	99,970	463,553
Schroders plc	12,950	321,543
Schroders plc (Non-Voting)	4,610	97,152
Scottish & Southern Energy plc	71,170	1,591,867
Serco Group plc	37,360	331,101
Severn Trent plc	17,990	424,755
Smith & Nephew plc	67,810	723,443
Smiths Group plc	29,620	570,967
Standard Chartered plc	460,604	12,103,576
Standard Life plc	174,400	589,233
Tesco plc	607,510	3,923,591
Tullow Oil plc	67,590	1,345,232
Unilever plc	100,090	3,229,981
United Utilities Group plc	51,570	495,483
Vedanta Resources plc	10,120	340,422
Vodafone Group plc	3,839,087	10,202,874
Weir Group plc	16,040	547,601
Whitbread plc	13,420	347,863
WM Morrison Supermarkets plc	202,950	969,725

		221,861,554

United States (0.1%)
Alacer Gold Corp. (CDI)*	6,830	59,064
Boart Longyear Ltd.	30,700	131,777
News Corp. (CDI), Class B	29,056	520,750
ResMed, Inc. (CDI)*	44,697	137,972
Sims Metal Management Ltd.	10,750	205,747

		1,055,310

Total Common Stocks (79.7%) (Cost $1,222,909,583)		1,219,596,926

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $9,376,592)	$9,376,592	9,376,592

Total Investments (80.3%) (Cost $1,232,286,175)		1,228,973,518
Other Assets Less Liabilities (19.7%)		302,304,769

Net Assets (100%)		$1,531,278,287

*	Non-income producing.
†	Securities (totalling $245,538 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $109,170 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	2,989	September-11	$118,981,070	$123,446,512	$4,465,442
FTSE 100 Index	802	September-11	74,063,549	75,975,204	1,911,655
SPI 200 Index	246	September-11	29,830,457	30,349,036	518,579
TOPIX Index	715	September-11	71,832,067	75,447,798	3,615,731

					$10,511,407

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	Midland Bank PLC	20,700	$29,955,592	$29,506,712	$448,880

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$109,073,078	$—	$109,073,078
Consumer Staples	—	147,920,333	—	147,920,333
Energy	8,826,656	103,638,839	—	112,465,495
Financials	19,155,756	270,710,552	—	289,866,308
Health Care	—	82,358,922	—	82,358,922
Industrials	—	163,733,707	22,031	163,755,738
Information Technology	4,359,731	46,224,468	—	50,584,199
Materials	10,422,975	149,479,743	223,507	160,126,225
Telecommunication Services	—	62,383,013	—	62,383,013
Utilities	—	41,063,615	—	41,063,615
Forward Currency Contracts	—	448,880	—	448,880
Futures	10,511,407	—	—	10,511,407
Short-Term Investments	—	9,376,592	—	9,376,592

Total Assets	$53,276,525	$1,186,411,742	$245,538	$1,239,933,805

Total Liabilities	$—	$—	$—	$—

Total	$53,276,525	$1,186,411,742	$245,538	$1,239,933,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Industrials	Investments in Securities-Information Technology	Investments in Securities-Materials

Balance as of 12/31/10	$—	$4,923,698	$—
Total gains or losses (realized/unrealized) included in earnings	22,031	(545,575)	(30,288)
Purchases	—	—	253,795
Sales	—	(4,378,123)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$22,031	—	223,507

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 06/30/11.	$22,031	—	$(30,288)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	448,880
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	10,511,407
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$10,960,287

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	(263,041)	–	(263,041)
Credit contracts	–	–	–	–	–
Equity contracts	–	(14,811,212)	–	–	(14,811,212)
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–

Total	$–	$(14,811,212)	$(263,041)	$–	$(15,074,253)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	448,880	—	448,880
Credit contracts	—	—	—	—	—
Equity contracts	—	10,511,407	—	—	10,511,407
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$10,511,407	$448,880	$—	$10,960,287

The Portfolio held future contracts with an average notional balance of approximately $320,685,000 and forward foreign currency contracts with an average settlement value of approximately $28,954,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,065,836,813
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,435,690,318

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,318,962
Aggregate gross unrealized depreciation	(80,651,115)

Net unrealized depreciation	$(10,332,153)

Federal income tax cost of investments	$1,239,305,671

For six months ended June 30, 2011, the Portfolio incurred approximately $3,080 as brokerage commissions with Sanford C. Berstein & Co., Inc., affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $862,960,314 of which $412,038,712 expires in the year 2016, $344,845,998 expires in the year 2017 and $106,075,604 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,232,286,175)	$1,228,973,518
Foreign cash (Cost $266,513,177)	272,450,869
Cash held as collateral at broker	21,200,000
Due from broker for futures variation margin	5,339,671
Dividends, interest and other receivables	4,736,116
Unrealized appreciation of forward foreign currency contracts	448,880
Receivable from Separate Accounts for Trust shares sold	115,412
Other assets	20,367

Total assets	1,533,284,833

LIABILITIES
Overdraft payable	19,034
Investment management fees payable	736,770
Payable to Separate Accounts for Trust shares redeemed	653,640
Distribution fees payable - Class IB	233,088
Administrative fees payable	195,586
Trustees’ fees payable	1,552
Accrued expenses	166,876

Total liabilities	2,006,546

NET ASSETS	$1,531,278,287

Net assets were comprised of:
Paid in capital	$2,166,425,761
Accumulated undistributed net investment income (loss)	18,824,923
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(667,888,178)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	13,915,781

Net assets	$1,531,278,287

Class IA
Net asset value, offering and redemption price per share, $369,845,768 / 30,005,406 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.33

Class IB
Net asset value, offering and redemption price per share, $1,161,432,519 / 94,314,570 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,785,945 foreign withholding tax)	$26,111,581

EXPENSES
Investment management fees	4,932,710
Distribution fees - Class IB	1,466,066
Administrative fees	1,072,604
Custodian fees	64,313
Printing and mailing expenses	61,038
Professional fees	29,770
Trustees’ fees	17,486
Miscellaneous	16,410

Gross expenses	7,660,397
Less: Reimbursement from sub-advisor	(422,035)

Net expenses	7,238,362

NET INVESTMENT INCOME (LOSS)	18,873,219

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	215,097,452
Foreign currency transactions	2,144,669
Futures	(14,811,212)

Net realized gain (loss)	202,430,909

Change in unrealized appreciation (depreciation) on:
Securities	(159,273,569)
Foreign currency translations	6,510,352
Futures	10,511,407

Net change in unrealized appreciation (depreciation)	(142,251,810)

NET REALIZED AND UNREALIZED GAIN (LOSS)	60,179,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,052,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,873,219	$20,116,809
Net realized gain (loss) on investments, futures and foreign currency transactions	202,430,909	(66,453,693)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(142,251,810)	134,950,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	79,052,318	88,613,712

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,641,328)
Class IB	—	(8,452,138)

TOTAL DIVIDENDS	—	(12,093,466)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 600,168 and 3,726,081 shares, respectively ]	7,248,082	37,407,249
Capital shares issued in reinvestment of dividends [ 0 and 320,360 shares, respectively ]	—	3,641,328
Capital shares repurchased [ (2,102,677) and (7,003,588) shares, respectively ]	(25,411,961)	(77,276,171)

Total Class IA transactions	(18,163,879)	(36,227,594)

Class IB
Capital shares sold [ 2,967,227 and 11,728,293 shares, respectively ]	35,985,056	126,813,510
Capital shares issued in reinvestment of dividends [ 0 and 746,706 shares, respectively ]	—	8,452,138
Capital shares repurchased [ (8,871,843) and (18,573,445) shares, respectively ]	(107,270,326)	(198,658,864)

Total Class IB transactions	(71,285,270)	(63,393,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,449,149)	(99,620,810)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,396,831)	(23,100,564)
NET ASSETS:
Beginning of period	1,541,675,118	1,564,775,682

End of period (a)	$1,531,278,287	$1,541,675,118

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,824,923	$(48,296)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007		2006
Net asset value, beginning of period	$11.70	$11.11	$8.67	$16.12	$16.67		$14.20

Income (loss) from investment operations:
Net investment income (loss)	0.19 (e)	0.17 (e)	0.16 (e)	0.37 (e)	0.32	(e)	0.30 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.44	0.53	2.51	(7.19)	1.34	(y)	3.37

Total from investment operations	0.63	0.70	2.67	(6.82)	1.66		3.67

Less distributions:
Dividends from net investment income	—	(0.11)	(0.23)	(0.31)	(0.39)		(0.32)
Distributions from net realized gains	—	—	—	(0.32)	(1.82)		(0.88)

Total dividends and distributions	—	(0.11)	(0.23)	(0.63)	(2.21)		(1.20)

Net asset value, end of period	$12.33	$11.70	$11.11	$8.67	$16.12		$16.67

Total return (b)	5.38%	6.36%	30.86%	(42.97)%	10.45	%(y)	25.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$369,846	$368,614	$382,929	$715,592	$1,203,247		$680,147
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	1.00%	1.00%	1.01%	1.00%		1.00%
After waivers, reimbursements and fees paid indirectly (a)	0.75%	1.00%	1.00%	1.01%	1.00%		1.00%
Before waivers, reimbursements and fees paid indirectly (a)	0.80%	1.00%	1.02%	1.03%	1.00%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.64%	1.53%	1.76%	2.90%	1.83%		1.82%
After waivers, reimbursements and fees paid indirectly (a)	2.64%	1.53%	1.76%	2.90%	1.83%		1.82%
Before waivers, reimbursements and fees paid indirectly (a)	2.58%	1.53%	1.75%	2.88%	1.83%		1.82%
Portfolio turnover rate	78%	112%	189%	119%	81%		57%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008	2007		2006
Net asset value, beginning of period	$11.70	$11.12	$8.67		$16.13	$16.67		$14.20

Income (loss) from investment operations:
Net investment income (loss)	0.17 (e)	0.14 (e)	0.18	(e)	0.33 (e)	0.30	(e)	0.29 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.44	0.52	2.47		(7.18)	1.32	(y)	3.34

Total from investment operations	0.61	0.66	2.65		(6.85)	1.62		3.63

Less distributions:
Dividends from net investment income	—	(0.08)	(0.20)		(0.29)	(0.34)		(0.28)
Distributions from net realized gains	—	—	—		(0.32)	(1.82)		(0.88)

Total dividends and distributions	—	(0.08)	(0.20)		(0.61)	(2.16)		(1.16)

Net asset value, end of period	$12.31	$11.70	$11.12		$8.67	$16.13		$16.67

Total return (b)	5.21%	6.00%	30.64%		(43.15)%	10.22	%(y)	25.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,161,433	$1,173,061	$1,181,846		$933,078	$1,807,680		$1,655,259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.25%	1.25%		1.26%	1.25%		1.25%
After waivers, reimbursements and fees paid indirectly (a)	1.00%	1.25%	1.25%		1.26%	1.25%		1.25%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%	1.25%	1.27	%(c)	1.28%	1.25%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.39%	1.29%	1.85%		2.59%	1.73%		1.77%
After waivers, reimbursements and fees paid indirectly (a)	2.39%	1.29%	1.85%		2.59%	1.73%		1.77%
Before waivers, reimbursements and fees paid indirectly (a)	2.33%	1.29%	1.85%		2.57%	1.73%		1.77%
Portfolio turnover rate	78%	112%	189%		119%	81%		57%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	25.8%
Health Care	14.4
Energy	13.3
Information Technology	11.9
Consumer Discretionary	10.7
Industrials	9.0
Materials	3.6
Consumer Staples	3.6
Telecommunication Services	3.5
Utilities	3.1
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,037.90	$3.69
Hypothetical (5% average return before expenses)	1,000.00	1,021.17	3.66
Class IB
Actual	1,000.00	1,036.70	4.95
Hypothetical (5% average return before expenses)	1,000.00	1,019.93	4.91

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.73% and 0.98% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (1.6%)
Johnson Controls, Inc.	99,240	$4,134,338
TRW Automotive Holdings Corp.*	41,100	2,426,133

		6,560,471

Automobiles (0.9%)
General Motors Co.*	122,000	3,703,920

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	52,200	1,964,286

Media (6.0%)
CBS Corp., Class B	180,800	5,150,992
DIRECTV, Class A*	80,200	4,075,764
Gannett Co., Inc.	84,800	1,214,336
Time Warner Cable, Inc.	27,807	2,170,058
Time Warner, Inc.	153,575	5,585,523
Walt Disney Co.	162,610	6,348,295

		24,544,968

Multiline Retail (0.9%)
Kohl’s Corp.	35,500	1,775,355
Target Corp.	41,100	1,928,001

		3,703,356

Specialty Retail (0.8%)
Bed Bath & Beyond, Inc.*	54,500	3,181,165

Total Consumer Discretionary		43,658,166

Consumer Staples (3.6%)
Beverages (0.5%)
Coca-Cola Co.	30,150	2,028,794

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	165,931	6,235,687

Household Products (1.6%)
Procter & Gamble Co.	100,560	6,392,599

Total Consumer Staples		14,657,080

Energy (13.3%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	41,200	2,989,472
Halliburton Co.	37,400	1,907,400

		4,896,872

Oil, Gas & Consumable Fuels (12.1%)
Anadarko Petroleum Corp.	60,665	4,656,645
Apache Corp.	33,355	4,115,674
Chevron Corp.	139,900	14,387,316
ConocoPhillips	120,600	9,067,914
Devon Energy Corp.	50,700	3,995,667
EOG Resources, Inc.	18,400	1,923,720
Marathon Oil Corp.	49,300	2,597,124
Occidental Petroleum Corp.	51,035	5,309,681
Williams Cos., Inc.	114,605	3,466,801

		49,520,542

Total Energy		54,417,414

	Number of Shares	Value (Note 1)

Financials (25.8%)
Capital Markets (4.3%)
Goldman Sachs Group, Inc.	43,975	$5,852,633
Morgan Stanley	194,770	4,481,658
State Street Corp.	129,470	5,837,802
TD Ameritrade Holding Corp.	78,900	1,539,339

		17,711,432

Commercial Banks (6.5%)
BB&T Corp.	110,409	2,963,377
Fifth Third Bancorp	128,500	1,638,375
North American Financial Holdings, Inc., Class A*†§(b)	110,140	1,872,380
U.S. Bancorp	179,690	4,583,892
Wells Fargo & Co.	489,035	13,722,322
Zions Bancorp	68,700	1,649,487

		26,429,833

Consumer Finance (1.6%)
Capital One Financial Corp.	80,530	4,160,985
Imperial Holdings, Inc.*	230,500	2,341,880

		6,502,865

Diversified Financial Services (5.7%)
Bank of America Corp.	589,032	6,455,791
Citigroup, Inc.	327,222	13,625,524
CME Group, Inc.	1,400	408,226
KKR Financial Holdings LLC	300,000	2,943,000

		23,432,541

Insurance (7.3%)
ACE Ltd.	85,560	5,631,559
Aflac, Inc.	128,503	5,998,520
Everest Reinsurance Group Ltd.	23,500	1,921,125
MetLife, Inc.	185,600	8,142,272
Prudential Financial, Inc.	126,638	8,052,911

		29,746,387

Real Estate Investment Trusts (REITs) (0.4%)
Lexington Realty Trust (REIT)	190,000	1,734,700

Total Financials		105,557,758

Health Care (14.4%)
Biotechnology (1.8%)
Biogen Idec, Inc.*	40,600	4,340,952
Celgene Corp.*	48,760	2,941,203

		7,282,155

Health Care Equipment & Supplies (1.9%)
Becton, Dickinson and Co.	14,800	1,275,316
Covidien plc	101,760	5,416,685
St. Jude Medical, Inc.	27,900	1,330,272

		8,022,273

Health Care Providers & Services (4.3%)
Humana, Inc.	24,600	1,981,284
McKesson Corp.	38,580	3,227,217
UnitedHealth Group, Inc.	156,900	8,092,902
WellPoint, Inc.	53,455	4,210,650

		17,512,053

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (6.4%)
Abbott Laboratories, Inc.	69,375	$3,650,513
Johnson & Johnson	65,600	4,363,712
Merck & Co., Inc.	292,280	10,314,561
Pfizer, Inc.	382,995	7,889,697

		26,218,483

Total Health Care		59,034,964

Industrials (9.0%)
Aerospace & Defense (1.1%)
Honeywell International, Inc.	35,475	2,113,955
United Technologies Corp.	25,457	2,253,199

		4,367,154

Construction & Engineering (0.6%)
Fluor Corp.	35,300	2,282,498

Industrial Conglomerates (2.6%)
3M Co.	24,500	2,323,825
General Electric Co.	245,380	4,627,867
Tyco International Ltd.	76,110	3,762,117

		10,713,809

Machinery (2.4%)
Eaton Corp.	56,380	2,900,751
Joy Global, Inc.	11,570	1,101,927
Navistar International Corp.*	41,600	2,348,736
Parker Hannifin Corp.	37,420	3,358,071

		9,709,485

Road & Rail (2.3%)
Hertz Global Holdings, Inc.*	101,300	1,608,644
Norfolk Southern Corp.	79,395	5,949,067
Union Pacific Corp.	19,180	2,002,392

		9,560,103

Total Industrials		36,633,049

Information Technology (11.9%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	234,785	3,664,994
Motorola Mobility Holdings, Inc.*	31,200	687,648
QUALCOMM, Inc.	21,600	1,226,664

		5,579,306

Computers & Peripherals (2.1%)
Apple, Inc.*	9,250	3,104,947
Hewlett-Packard Co.	155,700	5,667,480

		8,772,427

Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	37,800	1,568,700
Avnet, Inc.*	55,100	1,756,588
Corning, Inc.	61,271	1,112,069
Ingram Micro, Inc., Class A*	76,100	1,380,454
TE Connectivity Ltd.	65,300	2,400,428

		8,218,239

IT Services (1.6%)
Accenture plc, Class A	17,500	1,057,350
Global Payments, Inc.	21,100	1,076,100
Mastercard, Inc., Class A	8,100	2,440,854

	Number of Shares	Value (Note 1)

Western Union Co.	93,800	$1,878,814

		6,453,118

Semiconductors & Semiconductor Equipment (3.3%)
Broadcom Corp., Class A*	75,200	2,529,728
Freescale Semiconductor Holdings I Ltd.*	62,100	1,142,019
Intel Corp.	180,400	3,997,664
Lam Research Corp.*	36,400	1,611,792
Micron Technology, Inc.*	145,200	1,086,096
Xilinx, Inc.	84,400	3,078,068

		13,445,367

Software (1.5%)
Adobe Systems, Inc.*	31,400	987,530
Microsoft Corp.	197,035	5,122,910

		6,110,440

Total Information Technology		48,578,897

Materials (3.6%)
Chemicals (2.0%)
Dow Chemical Co.	96,550	3,475,800
E.I. du Pont de Nemours & Co.	92,400	4,994,220

		8,470,020

Containers & Packaging (0.8%)
Ball Corp.	41,400	1,592,244
Crown Holdings, Inc.*	41,200	1,599,384

		3,191,628

Metals & Mining (0.8%)
Alcoa, Inc.	201,100	3,189,446

Total Materials		14,851,094

Telecommunication Services (3.5%)
Diversified Telecommunication Services (2.4%)
Verizon Communications, Inc.	262,750	9,782,182

Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.*	870,700	4,693,073

Total Telecommunication Services		14,475,255

Utilities (3.1%)
Electric Utilities (1.5%)
NextEra Energy, Inc.	67,800	3,895,788
NV Energy, Inc.	131,115	2,012,615

		5,908,403

Gas Utilities (0.1%)
Oneok, Inc.	7,135	528,062

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	52,500	1,015,875
Sempra Energy	44,300	2,342,584

		3,358,459

Water Utilities (0.7%)
American Water Works Co., Inc.	91,200	2,685,840

Total Utilities		12,480,764

Total Common Stocks (98.9%) (Cost $341,531,574)		404,344,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Government Securities (0.9%)
Federal National Mortgage Association
0.00%, 7/1/11 (o)(p) (Cost $3,592,000)	$3,592,000	$3,592,000

Total Investments (99.8%) (Cost $345,123,574)		407,936,441
Other Assets Less Liabilities (0.2%)		656,700

Net Assets (100%)		$408,593,141

*	Non-income producing.
†	Securities (totalling $1,872,380 or 0.5% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $1,872,380 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2011.
(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,658,166	$—	$—	$43,658,166
Consumer Staples	14,657,080	—	—	14,657,080
Energy	54,417,414	—	—	54,417,414
Financials	103,685,378	—	1,872,380	105,557,758
Health Care	59,034,964	—	—	59,034,964
Industrials	36,633,049	—	—	36,633,049
Information Technology	48,578,897	—	—	48,578,897
Materials	14,851,094	—	—	14,851,094
Telecommunication Services	14,475,255	—	—	14,475,255
Utilities	12,480,764	—	—	12,480,764
Short-Term Investments	—	3,592,000	—	3,592,000

Total Assets	$402,472,061	$3,592,000	$1,872,380	$407,936,441

Total Liabilities	$—	$—	$—	$—

Total	$402,472,061	$3,592,000	$1,872,380	$407,936,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials

Balance as of 12/31/10	$1,844,845
Total gains or losses (realized/unrealized) included in earnings	27,535
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3
Transfers out of Level 3	—

Balance as of 6/30/11	$1,872,380

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$27,535

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks	$160,521,392
Net Proceeds of Sales and Redemptions:
Stocks	$169,379,101

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,081,693
Aggregate gross unrealized depreciation	(6,840,570)

Net unrealized appreciation	$56,241,123

Federal income tax cost of investments	$351,695,318

The Portfolio has a net capital loss carryforward of $162,453,066 of which $63,579,773 expires in the year 2016 and $98,873,293 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $345,123,574)	$407,936,441
Receivable for securities sold	4,674,568
Dividends, interest and other receivables	431,293
Receivable from Separate Accounts for Trust shares sold	399,525
Other assets	4,658

Total assets	413,446,485

LIABILITIES
Overdraft payable	1,482
Payable for securities purchased	4,231,329
Payable to Separate Accounts for Trust shares redeemed	234,962
Investment management fees payable	196,658
Distribution fees payable - Class IB	75,917
Administrative fees payable	35,831
Trustees’ fees payable	865
Accrued expenses	76,300

Total liabilities	4,853,344

NET ASSETS	$408,593,141

Net assets were comprised of:
Paid in capital	$498,128,395
Accumulated undistributed net investment income (loss)	1,990,908
Accumulated undistributed net realized gain (loss) on investments	(154,339,029)
Unrealized appreciation (depreciation) on investments	62,812,867

Net assets	$408,593,141

Class IA
Net asset value, offering and redemption price per share, $30,287,320 / 2,986,796 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.14

Class IB
Net asset value, offering and redemption price per share, $378,305,821 / 37,248,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$3,874,525
Interest	689

Total income	3,875,214

EXPENSES
Investment management fees	1,230,249
Distribution fees - Class IB	476,192
Administrative fees	223,538
Professional fees	16,753
Printing and mailing expenses	16,253
Custodian fees	8,306
Trustees’ fees	4,636
Miscellaneous	2,730

Total expenses	1,978,657

NET INVESTMENT INCOME (LOSS)	1,896,557

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	14,685,781
Net change in unrealized appreciation (depreciation) on securities	(1,940,993)

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,744,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,641,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,896,557	$4,989,577
Net realized gain (loss) on investments	14,685,781	21,515,600
Net change in unrealized appreciation (depreciation) on investments	(1,940,993)	18,057,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,641,345	44,562,421

DIVIDENDS:
Dividends from net investment income
Class IA	—	(400,550)
Class IB	—	(4,607,666)

TOTAL DIVIDENDS	—	(5,008,216)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 541,893 and 710,246 shares, respectively ]	5,469,086	6,411,857
Capital shares issued in reinvestment of dividends and distributions [ 0 and 41,822 shares, respectively ]	—	400,550
Capital shares repurchased [ (357,794) and (406,642) shares, respectively ]	(3,632,637)	(3,647,997)

Total Class IA transactions	1,836,449	3,164,410

Class IB
Capital shares sold [ 2,354,585 and 6,595,254 shares, respectively ]	23,980,495	59,302,888
Capital shares issued in reinvestment of dividends and distributions [ 0 and 480,036 shares, respectively ]	—	4,607,666
Capital shares repurchased [ (3,495,833) and (8,091,014) shares, respectively ]	(35,385,285)	(72,710,279)

Total Class IB transactions	(11,404,790)	(8,799,725)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,568,341)	(5,635,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,073,004	33,918,890
NET ASSETS:
Beginning of period	403,520,137	369,601,247

End of period (a)	$408,593,141	$403,520,137

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,990,908	$94,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008		2007	2006
Net asset value, beginning of period	$9.77	$8.81	$6.75	$11.63		$14.16	$12.59

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.14 (e)	0.13 (e)	0.20	(e)	0.23 (e)	0.24 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	0.96	2.06	(4.78)		(0.39)	2.36

Total from investment operations	0.37	1.10	2.19	(4.58)		(0.16)	2.60

Less distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.20)		(0.24)	(0.25)
Distributions from net realized gains	—	—	—	(0.10)		(2.13)	(0.78)

Total dividends and distributions	—	(0.14)	(0.13)	(0.30)		(2.37)	(1.03)

Net asset value, end of period	$10.14	$9.77	$8.81	$6.75		$11.63	$14.16

Total return (b)	3.79%	12.57%	32.53%	(39.56	)%(aa)	(0.93)%	20.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,287	$27,383	$21,638	$15,128		$1,890	$1,791
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.73%	0.75%	0.71%		0.70%	0.70%
Before waivers (a)	0.73%	0.73%	0.76%	0.76%		0.74%	0.73%
Ratio of net investment income to average net assets:
After waivers (a)	1.16%	1.57%	1.73%	2.31%		1.62%	1.75%
Before waivers (a)	1.16%	1.57%	1.72%	2.26%		1.58%	1.72%
Portfolio turnover rate	39%	65%	83%	100%		79%	78%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008		2007	2006
Net asset value, beginning of period	$9.80	$8.83	$6.77	$11.66		$14.19	$12.61

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.11 (e)	0.17	(e)	0.20 (e)	0.21	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	0.97	2.06	(4.78)		(0.39)	2.37

Total from investment operations	0.36	1.09	2.17	(4.61)		(0.19)	2.58

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.18)		(0.21)	(0.22)
Distributions from net realized gains	—	—	—	(0.10)		(2.13)	(0.78)

Total dividends and distributions	—	(0.12)	(0.11)	(0.28)		(2.34)	(1.00)

Net asset value, end of period	$10.16	$9.80	$8.83	$6.77		$11.66	$14.19

Total return (b)	3.67%	12.38%	32.10%	(39.70	)%(bb)	(1.18)%	20.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$378,306	$376,137	$347,963	$282,348		$559,519	$645,905
Ratio of expenses to average net assets:
After waivers (a)	0.98%	0.98%	1.00%	0.96%		0.95%	0.95%
Before waivers (a)	0.98%	0.98%	1.01%	1.01%		0.99%	0.98	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.91%	1.31%	1.53%	1.84%		1.37%	1.53%
Before waivers (a)	0.91%	1.31%	1.52%	1.78%		1.33%	1.51%
Portfolio turnover rate	39%	65%	83%	100%		79%	78%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.

See Notes to Financial Statements.

EQ/LARGE CAP CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	12.6%
Health Care	11.9
Information Technology	10.8
Consumer Discretionary	9.7
Exchange Traded Funds	9.5
Consumer Staples	8.5
Energy	8.3
Industrials	6.1
Telecommunication Services	2.7
Materials	2.3
Utilities	1.5
Cash and Other	16.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,054.00	$3.51
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46
Class IB
Actual	1,000.00	1,052.60	4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (1.3%)
Goodyear Tire & Rubber Co.*	5,727	$96,042
Johnson Controls, Inc.	187,336	7,804,418

		7,900,460

Automobiles (0.2%)
Ford Motor Co.*	90,016	1,241,320
Harley-Davidson, Inc.	5,637	230,948

		1,472,268

Distributors (0.0%)
Genuine Parts Co.	3,714	202,042

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	2,909	127,065
DeVry, Inc.	1,460	86,330
H&R Block, Inc.	7,212	115,680

		329,075

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	10,211	384,240
Chipotle Mexican Grill, Inc.*	734	226,212
Darden Restaurants, Inc.	3,204	159,431
International Game Technology	7,071	124,308
Marriott International, Inc., Class A	6,688	237,357
McDonald’s Corp.	24,573	2,071,995
Starbucks Corp.	17,775	701,935
Starwood Hotels & Resorts Worldwide, Inc.	4,640	260,026
Wyndham Worldwide Corp.	3,985	134,095
Wynn Resorts Ltd.	1,798	258,085
Yum! Brands, Inc.	11,055	610,678

		5,168,362

Household Durables (0.1%)
D.R. Horton, Inc.	6,616	76,216
Fortune Brands, Inc.	3,633	231,677
Harman International Industries, Inc.	1,625	74,051
Leggett & Platt, Inc.	3,328	81,137
Lennar Corp., Class A	3,806	69,079
Newell Rubbermaid, Inc.	6,883	108,614
Pulte Group, Inc.*	8,100	62,046
Whirlpool Corp.	1,804	146,701

		849,521

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	8,463	1,730,599
Expedia, Inc.	4,779	138,543
Netflix, Inc.*	1,027	269,782
priceline.com, Inc.*	1,176	602,030

		2,740,954

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,197	140,444
Mattel, Inc.	8,238	226,463

		366,907

	Number of Shares		Value (Note 1)

Media (3.9%)
AMC Networks, Inc., Class A*	—	@	$11
Cablevision Systems Corp. - New York Group, Class A	5,417		196,150
CBS Corp., Class B	15,886		452,592
Comcast Corp., Class A	65,599		1,662,279
DIRECTV, Class A*	18,196		924,721
Discovery Communications, Inc., Class A*	6,567		268,984
Gannett Co., Inc.	5,663		81,094
Interpublic Group of Cos., Inc.	11,518		143,975
McGraw-Hill Cos., Inc.	7,246		303,680
News Corp., Class A	54,240		960,048
Omnicom Group, Inc.	6,632		319,397
Scripps Networks Interactive, Inc., Class A	2,157		105,434
Time Warner Cable, Inc.	7,972		622,135
Time Warner, Inc.	281,928		10,253,721
Viacom, Inc., Class B	136,145		6,943,395
Walt Disney Co.	44,760		1,747,430
Washington Post Co., Class B	125		52,369

			25,037,415

Multiline Retail (0.3%)
Big Lots, Inc.*	1,777		58,907
Family Dollar Stores, Inc.	2,873		151,005
J.C. Penney Co., Inc.	5,053		174,531
Kohl’s Corp.	6,662		333,167
Macy’s, Inc.	10,164		297,195
Nordstrom, Inc.	3,969		186,305
Sears Holdings Corp.*	1,001		71,511
Target Corp.	16,332		766,134

			2,038,755

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A	2,071		138,591
AutoNation, Inc.*	1,483		54,293
AutoZone, Inc.*	599		176,615
Bed Bath & Beyond, Inc.*	5,879		343,157
Best Buy Co., Inc.	7,601		238,747
CarMax, Inc.*	5,401		178,611
GameStop Corp., Class A*	3,300		88,011
Gap, Inc.	9,262		167,642
Home Depot, Inc.	37,735		1,366,762
Limited Brands, Inc.	5,977		229,816
Lowe’s Cos., Inc.	316,762		7,383,722
O’Reilly Automotive, Inc.*	3,267		214,021
Ross Stores, Inc.	2,754		220,651
Staples, Inc.	160,860		2,541,588
Tiffany & Co.	3,045		239,093
TJX Cos., Inc.	9,150		480,650
Urban Outfitters, Inc.*	2,904		81,748

			14,143,718

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	6,935		443,355
NIKE, Inc., Class B	8,973		807,390
Polo Ralph Lauren Corp.	1,513		200,639
VF Corp.	2,086		226,456

			1,677,840

Total Consumer Discretionary			61,927,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (8.5%)
Beverages (4.3%)
Brown-Forman Corp., Class B	2,462	$183,887
Coca-Cola Co.	179,824	12,100,357
Coca-Cola Enterprises, Inc.	7,654	223,344
Constellation Brands, Inc., Class A*	4,305	89,630
Dr. Pepper Snapple Group, Inc.	5,212	218,539
Molson Coors Brewing Co., Class B	3,755	167,998
PepsiCo, Inc.	203,402	14,325,603

		27,309,358

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	10,370	842,459
CVS Caremark Corp.	32,135	1,207,633
Kroger Co.	14,373	356,450
Safeway, Inc.	8,330	194,672
SUPERVALU, Inc.	5,107	48,057
Sysco Corp.	13,872	432,529
Walgreen Co.	21,665	919,896
Wal-Mart Stores, Inc.	45,263	2,405,276
Whole Foods Market, Inc.	3,527	223,788

		6,630,760

Food Products (1.4%)
Archer-Daniels-Midland Co.	142,760	4,304,214
Campbell Soup Co.	4,313	149,014
ConAgra Foods, Inc.	9,690	250,099
Dean Foods Co.*	4,327	53,092
General Mills, Inc.	15,155	564,069
H.J. Heinz Co.	7,652	407,699
Hershey Co.	3,639	206,877
Hormel Foods Corp.	3,262	97,240
J.M. Smucker Co.	2,731	208,758
Kellogg Co.	5,939	328,546
Kraft Foods, Inc., Class A	41,661	1,467,717
McCormick & Co., Inc. (Non-Voting)	3,141	155,699
Mead Johnson Nutrition Co.	4,863	328,496
Sara Lee Corp.	13,866	263,315
Tyson Foods, Inc., Class A	7,182	139,475

		8,924,310

Household Products (0.9%)
Clorox Co.	3,140	211,762
Colgate-Palmolive Co.	11,586	1,012,732
Kimberly-Clark Corp.	9,311	619,740
Procter & Gamble Co.	66,130	4,203,884

		6,048,118

Personal Products (0.1%)
Avon Products, Inc.	10,222	286,216
Estee Lauder Cos., Inc., Class A	2,690	282,961

		569,177

Tobacco (0.8%)
Altria Group, Inc.	49,622	1,310,517
Lorillard, Inc.	3,393	369,396
Philip Morris International, Inc.	42,147	2,814,155
Reynolds American, Inc.	8,048	298,179

		4,792,247

Total Consumer Staples		54,273,970

	Number of Shares	Value (Note 1)

Energy (8.3%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	10,319	$748,747
Cameron International Corp.*	5,795	291,430
Diamond Offshore Drilling, Inc.	1,667	117,373
FMC Technologies, Inc.*	5,729	256,602
Halliburton Co.	21,691	1,106,241
Helmerich & Payne, Inc.	2,520	166,622
Nabors Industries Ltd.*	6,864	169,129
National Oilwell Varco, Inc.	10,027	784,212
Noble Corp.	5,960	234,884
Rowan Cos., Inc.*	3,058	118,681
Schlumberger Ltd.	32,155	2,778,192

		6,772,113

Oil, Gas & Consumable Fuels (7.3%)
Alpha Natural Resources, Inc.*	5,348	243,013
Anadarko Petroleum Corp.	11,795	905,384
Apache Corp.	9,089	1,121,492
Cabot Oil & Gas Corp.	2,452	162,592
Chesapeake Energy Corp.	15,563	462,065
Chevron Corp.	47,642	4,899,503
ConocoPhillips	100,199	7,533,963
Consol Energy, Inc.	5,349	259,320
Denbury Resources, Inc.*	9,344	186,880
Devon Energy Corp.	10,008	788,730
El Paso Corp.	18,295	369,559
EOG Resources, Inc.	6,361	665,043
EQT Corp.	3,524	185,080
Exxon Mobil Corp.	116,744	9,500,627
Hess Corp.	7,166	535,730
Marathon Oil Corp.	160,742	8,467,889
Murphy Oil Corp.	4,581	300,788
Newfield Exploration Co.*	3,113	211,746
Noble Energy, Inc.	4,198	376,267
Occidental Petroleum Corp.	63,767	6,634,319
Peabody Energy Corp.	6,431	378,850
Pioneer Natural Resources Co.	2,751	246,407
QEP Resources, Inc.	4,170	174,431
Range Resources Corp.	3,828	212,454
Southwestern Energy Co.*	8,277	354,918
Spectra Energy Corp.	15,441	423,238
Sunoco, Inc.	2,904	121,126
Tesoro Corp.*	3,375	77,321
Valero Energy Corp.	13,533	346,039
Williams Cos., Inc.	13,986	423,077

		46,567,851

Total Energy		53,339,964

Financials (12.6%)
Capital Markets (3.2%)
Ameriprise Financial, Inc.	5,718	329,814
Bank of New York Mellon Corp.	29,425	753,869
BlackRock, Inc.	24,928	4,781,440
Charles Schwab Corp.	249,521	4,104,620
E*TRADE Financial Corp.*	5,968	82,358
Federated Investors, Inc., Class B	2,217	52,853
Franklin Resources, Inc.	3,426	449,800
Goldman Sachs Group, Inc.	54,360	7,234,772
Invesco Ltd.	11,010	257,634
Janus Capital Group, Inc.	4,266	40,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Legg Mason, Inc.	3,482	$114,070
Morgan Stanley	36,668	843,731
Northern Trust Corp.	5,733	263,489
State Street Corp.	11,954	539,006
T. Rowe Price Group, Inc.	6,164	371,936

		20,219,663

Commercial Banks (2.7%)
BB&T Corp.	186,446	5,004,211
Comerica, Inc.	4,149	143,431
Fifth Third Bancorp	21,883	279,008
First Horizon National Corp.	6,238	59,511
Huntington Bancshares, Inc./Ohio	20,343	133,450
KeyCorp	22,537	187,733
M&T Bank Corp.	2,974	261,563
Marshall & Ilsley Corp.	12,525	99,824
PNC Financial Services Group, Inc.	12,472	743,456
Regions Financial Corp.	29,777	184,618
SunTrust Banks, Inc.	12,725	328,305
U.S. Bancorp	45,661	1,164,812
Wells Fargo & Co.	296,638	8,323,662
Zions Bancorp	4,332	104,011

		17,017,595

Consumer Finance (0.4%)
American Express Co.	24,787	1,281,488
Capital One Financial Corp.	10,881	562,222
Discover Financial Services	12,987	347,402
SLM Corp.	12,462	209,486

		2,400,598

Diversified Financial Services (2.9%)
Bank of America Corp.	240,146	2,632,000
Citigroup, Inc.	69,218	2,882,238
CME Group, Inc.	1,594	464,794
IntercontinentalExchange, Inc.*	1,748	217,993
JPMorgan Chase & Co.	294,106	12,040,700
Leucadia National Corp.	4,676	159,452
Moody’s Corp.	4,730	181,395
NASDAQ OMX Group, Inc.*	3,613	91,409
NYSE Euronext	6,244	213,982

		18,883,963

Insurance (2.7%)
ACE Ltd.	7,997	526,363
Aflac, Inc.	11,111	518,661
Allstate Corp.	12,347	376,954
American International Group, Inc.*	10,353	303,550
Aon Corp.	7,806	400,448
Assurant, Inc.	2,248	81,535
Berkshire Hathaway, Inc., Class B*	41,029	3,175,234
Chubb Corp.	6,911	432,698
Cincinnati Financial Corp.	3,836	111,934
Genworth Financial, Inc., Class A*	11,574	118,981
Hartford Financial Services Group, Inc.	10,609	279,759
Lincoln National Corp.	7,395	210,684
Loews Corp.	7,330	308,520
Marsh & McLennan Cos., Inc.	13,024	406,219
MetLife, Inc.	173,112	7,594,423
Principal Financial Group, Inc.	7,580	230,584
Progressive Corp.	15,424	329,765
Prudential Financial, Inc.	11,565	735,418

	Number of Shares	Value (Note 1)

Torchmark Corp.	1,780	$114,169
Travelers Cos., Inc.	9,927	579,538
Unum Group	7,317	186,437
XL Group plc	7,348	161,509

		17,183,383

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	2,886	73,679
AvalonBay Communities, Inc. (REIT)	2,079	266,944
Boston Properties, Inc. (REIT)	3,450	366,252
Equity Residential (REIT)	7,006	420,360
HCP, Inc. (REIT)	9,623	353,068
Health Care REIT, Inc. (REIT)	4,165	218,371
Host Hotels & Resorts, Inc. (REIT)	16,274	275,844
Kimco Realty Corp. (REIT)	9,723	181,237
Plum Creek Timber Co., Inc. (REIT)	3,873	157,011
ProLogis, Inc. (REIT)	10,769	385,961
Public Storage (REIT)	3,328	379,425
Simon Property Group, Inc. (REIT)	6,951	807,915
Ventas, Inc. (REIT)	3,853	203,092
Vornado Realty Trust (REIT)	3,882	361,725
Weyerhaeuser Co. (REIT)	12,832	280,507

		4,731,391

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,858	172,204

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	12,541	102,711
People’s United Financial, Inc.	8,569	115,167

		217,878

Total Financials		80,826,675

Health Care (11.9%)
Biotechnology (0.6%)
Amgen, Inc.*	22,031	1,285,509
Biogen Idec, Inc.*	5,741	613,827
Celgene Corp.*	10,984	662,555
Cephalon, Inc.*	1,831	146,297
Gilead Sciences, Inc.*	18,619	771,013

		3,479,201

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	13,518	806,889
Becton, Dickinson and Co.	5,168	445,327
Boston Scientific Corp.*	36,414	251,621
C.R. Bard, Inc.	2,042	224,334
CareFusion Corp.*	5,256	142,805
Covidien plc	122,909	6,542,446
DENTSPLY International, Inc.	3,366	128,177
Edwards Lifesciences Corp.*	2,711	236,345
Intuitive Surgical, Inc.*	933	347,179
Medtronic, Inc.	25,379	977,853
St. Jude Medical, Inc.	7,796	371,713
Stryker Corp.	7,885	462,771
Varian Medical Systems, Inc.*	2,757	193,045
Zimmer Holdings, Inc.*	4,539	286,865

		11,417,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (1.0%)
Aetna, Inc.	8,963	$395,179
AmerisourceBergen Corp.	6,476	268,106
Cardinal Health, Inc.	8,339	378,757
CIGNA Corp.	6,425	330,438
Coventry Health Care, Inc.*	3,473	126,660
DaVita, Inc.*	2,268	196,431
Express Scripts, Inc.*	12,558	677,881
Humana, Inc.	3,985	320,952
Laboratory Corp. of America Holdings*	2,360	228,424
McKesson Corp.	5,959	498,470
Medco Health Solutions, Inc.*	9,451	534,171
Patterson Cos., Inc.	2,229	73,312
Quest Diagnostics, Inc.	3,752	221,743
Tenet Healthcare Corp.*	11,628	72,559
UnitedHealth Group, Inc.	25,677	1,324,420
WellPoint, Inc.	8,701	685,378

		6,332,881

Health Care Technology (0.0%)
Cerner Corp.*	3,450	210,829

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	8,260	422,169
Life Technologies Corp.*	4,253	221,454
PerkinElmer, Inc.	2,679	72,092
Thermo Fisher Scientific, Inc.*	9,083	584,854
Waters Corp.*	2,169	207,660

		1,508,229

Pharmaceuticals (8.3%)
Abbott Laboratories, Inc.	36,836	1,938,310
Allergan, Inc.	7,222	601,232
Bristol-Myers Squibb Co.	40,432	1,170,911
Eli Lilly and Co.	24,180	907,475
Forest Laboratories, Inc.*	6,771	266,371
Hospira, Inc.*	25,651	1,453,386
Johnson & Johnson	155,663	10,354,703
Merck & Co., Inc.	300,974	10,621,372
Mylan, Inc.*	10,471	258,320
Pfizer, Inc.	813,744	16,763,126
Sanofi (ADR)	219,150	8,803,256
Watson Pharmaceuticals, Inc.*	3,018	207,427

		53,345,889

Total Health Care		76,294,399

Industrials (6.1%)
Aerospace & Defense (2.3%)
Boeing Co.	17,496	1,293,479
General Dynamics Corp.	8,806	656,223
Goodrich Corp.	2,954	282,107
Honeywell International, Inc.	132,814	7,914,386
ITT Corp.	4,387	258,526
L-3 Communications Holdings, Inc.	2,515	219,937
Lockheed Martin Corp.	6,732	545,090
Northrop Grumman Corp.	6,958	482,537
Precision Castparts Corp.	3,418	562,774
Raytheon Co.	8,413	419,388
Rockwell Collins, Inc.	3,664	226,032
Textron, Inc.	6,481	153,017
United Technologies Corp.	21,675	1,918,454

		14,931,950

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,845	$303,140
Expeditors International of Washington, Inc.	5,013	256,615
FedEx Corp.	7,481	709,573
United Parcel Service, Inc., Class B	23,392	1,705,979

		2,975,307

Airlines (0.0%)
Southwest Airlines Co.	18,765	214,296

Building Products (0.0%)
Masco Corp.	8,452	101,678

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,525	97,541
Cintas Corp.	2,987	98,661
Iron Mountain, Inc.	4,798	163,564
Pitney Bowes, Inc.	4,815	110,697
R.R. Donnelley & Sons Co.	4,445	87,166
Republic Services, Inc.	7,145	220,423
Stericycle, Inc.*	2,050	182,696
Waste Management, Inc.	11,234	418,691

		1,379,439

Construction & Engineering (0.1%)
Fluor Corp.	4,108	265,623
Jacobs Engineering Group, Inc.*	2,986	129,145
Quanta Services, Inc.*	5,092	102,858

		497,626

Electrical Equipment (0.2%)
Emerson Electric Co.	17,840	1,003,500
Rockwell Automation, Inc.	3,437	298,194
Roper Industries, Inc.	2,261	188,342

		1,490,036

Industrial Conglomerates (1.1%)
3M Co.	16,855	1,598,697
General Electric Co.	251,343	4,740,329
Tyco International Ltd.	11,085	547,931

		6,886,957

Machinery (1.1%)
Caterpillar, Inc.	15,273	1,625,963
Cummins, Inc.	4,636	479,780
Danaher Corp.	12,905	683,836
Deere & Co.	9,963	821,449
Dover Corp.	4,407	298,795
Eaton Corp.	8,115	417,517
Flowserve Corp.	1,317	144,725
Illinois Tool Works, Inc.	11,857	669,802
Ingersoll-Rand plc	7,882	357,922
Joy Global, Inc.	2,492	237,338
PACCAR, Inc.	8,691	444,023
Pall Corp.	2,728	153,395
Parker Hannifin Corp.	3,832	343,884
Snap-On, Inc.	1,377	86,035
Stanley Black & Decker, Inc.	4,004	288,488

		7,052,952

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,175	88,759
Equifax, Inc.	2,900	100,688
Robert Half International, Inc.	3,457	93,443

		282,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (0.4%)
CSX Corp.	26,079	$683,792
Norfolk Southern Corp.	8,352	625,815
Ryder System, Inc.	1,220	69,357
Union Pacific Corp.	11,638	1,215,007

		2,593,971

Trading Companies & Distributors (0.1%)
Fastenal Co.	6,945	249,951
W.W. Grainger, Inc.	1,388	213,266

		463,217

Total Industrials		38,870,319

Information Technology (10.8%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	130,259	2,033,343
F5 Networks, Inc.*	1,935	213,334
Harris Corp.	3,023	136,216
JDS Uniphase Corp.*	5,461	90,980
Juniper Networks, Inc.*	12,643	398,255
Motorola Mobility Holdings, Inc.*	6,942	153,002
Motorola Solutions, Inc.*	8,047	370,484
QUALCOMM, Inc.	39,567	2,247,010
Tellabs, Inc.	8,279	38,166

		5,680,790

Computers & Peripherals (1.9%)
Apple, Inc.*	21,916	7,356,544
Dell, Inc.*	38,910	648,630
EMC Corp.*	48,711	1,341,988
Hewlett-Packard Co.	49,156	1,789,278
Lexmark International, Inc., Class A*	1,863	54,511
NetApp, Inc.*	8,696	458,975
SanDisk Corp.*	5,681	235,762
Western Digital Corp.*	5,547	201,800

		12,087,488

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,201	226,812
Corning, Inc.	37,271	676,469
FLIR Systems, Inc.	3,769	127,053
Jabil Circuit, Inc.	4,622	93,364
Molex, Inc.	3,349	86,304

		1,210,002

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	4,427	139,318
eBay, Inc.*	27,115	875,001
Google, Inc., Class A*	5,957	3,016,506
Monster Worldwide, Inc.*	3,066	44,948
VeriSign, Inc.	3,951	132,200
Yahoo!, Inc.*	30,829	463,668

		4,671,641

IT Services (1.4%)
Automatic Data Processing, Inc.	11,843	623,889
Cognizant Technology Solutions Corp., Class A*	7,224	529,808
Computer Sciences Corp.	3,711	140,870
Fidelity National Information Services, Inc.	6,421	197,703

	Number of Shares	Value (Note 1)

Fiserv, Inc.*	3,381	$211,752
International Business Machines Corp.	28,704	4,924,171
Mastercard, Inc., Class A	2,231	672,289
Paychex, Inc.	7,611	233,810
SAIC, Inc.*	6,529	109,818
Teradata Corp.*	4,020	242,004
Total System Services, Inc.	3,908	72,611
Visa, Inc., Class A	11,351	956,435
Western Union Co.	14,916	298,767

		9,213,927

Office Electronics (0.1%)
Xerox Corp.	33,213	345,747

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	13,599	95,057
Altera Corp.	7,668	355,412
Analog Devices, Inc.	7,100	277,894
Applied Materials, Inc.	306,623	3,989,165
Broadcom Corp., Class A*	11,350	381,814
First Solar, Inc.*	1,280	169,306
Intel Corp.	125,653	2,784,471
KLA-Tencor Corp.	4,013	162,446
Linear Technology Corp.	5,366	177,185
LSI Corp.*	14,154	100,776
MEMC Electronic Materials, Inc.*	5,522	47,103
Microchip Technology, Inc.	4,544	172,263
Micron Technology, Inc.*	20,264	151,575
National Semiconductor Corp.	5,770	142,000
Novellus Systems, Inc.*	2,131	77,014
NVIDIA Corp.*	14,228	226,723
Teradyne, Inc.*	4,491	66,467
Texas Instruments, Inc.	191,664	6,292,329
Xilinx, Inc.	6,335	231,037

		15,900,037

Software (3.1%)
Adobe Systems, Inc.*	11,994	377,211
Autodesk, Inc.*	5,498	212,223
BMC Software, Inc.*	4,189	229,138
CA, Inc.	9,038	206,428
Citrix Systems, Inc.*	4,472	357,760
Compuware Corp.*	5,169	50,449
Electronic Arts, Inc.*	7,899	186,416
Intuit, Inc.*	6,511	337,661
Microsoft Corp.	527,069	13,703,794
Oracle Corp.	92,347	3,039,140
Red Hat, Inc.*	4,579	210,176
Salesforce.com, Inc.*	2,856	425,487
Symantec Corp.*	17,832	351,647

		19,687,530

Total Information Technology		68,797,162

Materials (2.3%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	5,007	478,569
Airgas, Inc.	1,656	115,986
CF Industries Holdings, Inc.	1,687	238,997
Dow Chemical Co.	27,861	1,002,996
E.I. du Pont de Nemours & Co.	22,010	1,189,641
Eastman Chemical Co.	1,697	173,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ecolab, Inc.	5,501	$310,146
FMC Corp.	1,684	144,858
International Flavors & Fragrances, Inc.	1,927	123,790
Monsanto Co.	73,390	5,323,711
PPG Industries, Inc.	3,732	338,828
Praxair, Inc.	7,216	782,142
Sherwin-Williams Co.	2,108	176,798
Sigma-Aldrich Corp.	2,907	213,316

		10,612,991

Construction Materials (0.0%)
Vulcan Materials Co.	3,073	118,403

Containers & Packaging (0.1%)
Ball Corp.	3,998	153,763
Bemis Co., Inc.	2,453	82,862
Owens-Illinois, Inc.*	3,864	99,730
Sealed Air Corp.	3,764	89,546

		425,901

Metals & Mining (0.5%)
AK Steel Holding Corp.	2,616	41,228
Alcoa, Inc.	25,119	398,387
Allegheny Technologies, Inc.	2,516	159,691
Cliffs Natural Resources, Inc.	3,428	316,919
Freeport-McMoRan Copper & Gold, Inc.	22,470	1,188,663
Newmont Mining Corp.	11,726	632,852
Nucor Corp.	7,524	310,139
Titanium Metals Corp.	2,128	38,985
United States Steel Corp.	3,386	155,891

		3,242,755

Paper & Forest Products (0.1%)
International Paper Co.	10,314	307,563
MeadWestvaco Corp.	4,006	133,440

		441,003

Total Materials		14,841,053

Telecommunication Services (2.7%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	140,348	4,408,331
CenturyLink, Inc.	14,261	576,572
Frontier Communications Corp.	23,660	190,936
Verizon Communications, Inc.	67,048	2,496,197
Windstream Corp.	12,192	158,008

		7,830,044

Wireless Telecommunication Services (1.5%)
American Tower Corp., Class A*	9,410	492,425
MetroPCS Communications, Inc.*	6,235	107,305
Sprint Nextel Corp.*	70,921	382,264
Vodafone Group plc (ADR)	314,718	8,409,265

		9,391,259

Total Telecommunication Services		17,221,303

Utilities (1.5%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	11,455	431,624
Duke Energy Corp.	31,513	593,390

	Number of Shares	Value (Note 1)

Edison International	7,698	$298,297
Entergy Corp.	4,230	288,824
Exelon Corp.	15,731	673,916
FirstEnergy Corp.	9,943	438,983
NextEra Energy, Inc.	10,024	575,979
Northeast Utilities	4,229	148,734
Pepco Holdings, Inc.	5,328	104,589
Pinnacle West Capital Corp.	2,575	114,794
PPL Corp.	13,679	380,687
Progress Energy, Inc.	7,009	336,502
Southern Co.	20,124	812,607

		5,198,926

Gas Utilities (0.0%)
Nicor, Inc.	1,066	58,353
Oneok, Inc.	2,558	189,317

		247,670

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	15,527	197,814
Constellation Energy Group, Inc.	4,794	181,980
NRG Energy, Inc.*	5,654	138,976

		518,770

Multi-Utilities (0.6%)
Ameren Corp.	5,763	166,205
CenterPoint Energy, Inc.	10,038	194,235
CMS Energy Corp.	6,035	118,829
Consolidated Edison, Inc.	6,960	370,551
Dominion Resources, Inc.	13,617	657,293
DTE Energy Co.	4,007	200,430
Integrys Energy Group, Inc.	1,872	97,045
NiSource, Inc.	6,608	133,812
PG&E Corp.	9,464	397,772
Public Service Enterprise Group, Inc.	12,033	392,757
SCANA Corp.	2,744	108,031
Sempra Energy	5,649	298,719
TECO Energy, Inc.	5,035	95,111
Wisconsin Energy Corp.	5,502	172,488
Xcel Energy, Inc.	11,531	280,203

		3,683,481

Total Utilities		9,648,847

Total Common Stocks (74.4%) (Cost $348,543,571)		476,041,009

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.5%)
iShares Morningstar Large Core Index Fund	86,747	6,387,529
iShares Morningstar Large Growth Index Fund	101,998	6,951,062
iShares Morningstar Large Value Index Fund	53,163	3,342,677
iShares NYSE 100 Index Fund	5,536	347,333
iShares Russell 1000 Growth Index Fund	49,397	3,007,289
iShares Russell 1000 Index Fund	74,502	5,504,953
iShares Russell 1000 Value Index Fund	34,925	2,384,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

iShares S&P 100 Index Fund	89,915	$5,281,607
iShares S&P 500 Growth Index Fund	74,948	5,207,387
iShares S&P 500 Index Fund	128,955	17,076,221
iShares S&P 500 Value Index Fund	54,046	3,350,852
Vanguard Large-Cap ETF	3,400	206,006
Vanguard Value ETF	34,000	1,905,700

Total Investment Companies (9.5%) (Cost $44,522,310)		60,953,295

SHORT-TERM INVESTMENTS:
Short-Term Investment (14.5%)
BlackRock Liquidity Funds TempFund 0.08% ‡	93,063,145	93,063,145

	Principal Amount	Value (Note 1)

Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$2,931,210	$2,931,210

Total Short-Term Investments (15.0%) (Cost $95,994,355)		95,994,355

Total Investments (98.9%) (Cost $489,060,236)		632,988,659
Other Assets Less Liabilities (1.1%)		7,152,594

Net Assets (100%)		$640,141,253

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$96,197,025	$45,846,002	$48,979,882	$93,063,145	$63,261	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,530	September-11	$98,107,746	$100,635,750	$2,528,004

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,927,317	$—	$—	$61,927,317
Consumer Staples	54,273,970	—	—	54,273,970
Energy	53,339,964	—	—	53,339,964
Financials	80,826,675	—	—	80,826,675
Health Care	76,294,399	—	—	76,294,399
Industrials	38,870,319	—	—	38,870,319
Information Technology	68,797,162	—	—	68,797,162
Materials	14,841,053	—	—	14,841,053
Telecommunication Services	17,221,303	—	—	17,221,303
Utilities	9,648,847	—	—	9,648,847
Futures	2,528,004	—	—	2,528,004
Investment Companies
Exchange Traded Funds (ETFs)	60,953,295	—	—	60,953,295
Short-Term Investments	—	95,994,355	—	95,994,355

Total Assets	$539,522,308	$95,994,355	$—	$635,516,663

Total Liabilities	$—	$—	$—	$—

Total	$539,522,308	$95,994,355	$—	$635,516,663

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,528,004	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,528,004

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	6,484,875	—	—	6,484,875
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$6,484,875	$—	$—	$6,484,875

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(427,748)	—	—	(427,748)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(427,748)	$—	$—	$(427,748)

The Portfolio held futures contracts with an average notional balance of approximately $107,870,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$83,359,965
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,902,257

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,814,216
Aggregate gross unrealized depreciation	(4,398,004)

Net unrealized appreciation	$139,416,212

Federal income tax cost of investments	$493,572,447

For the six months ended June 30, 2011, the Portfolio incurred approximately $3,141 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $93,063,145)	$93,063,145
Unaffiliated Issuers (Cost $395,997,091)	539,925,514
Cash held as collateral at broker	6,432,000
Receivable for securities sold	1,606,377
Dividends, interest and other receivables	1,020,929
Due from broker for futures variation margin	857,775
Receivable from Separate Accounts for Trust shares sold	12,708
Receivable from investment sub-advisor	11,347
Other assets	3,958

Total assets	642,933,753

LIABILITIES
Overdraft payable	10
Payable for securities purchased	1,947,526
Payable to Separate Accounts for Trust shares redeemed	290,973
Investment management fees payable	257,076
Administrative fees payable	95,000
Distribution fees payable - Class IB	37,720
Trustees’ fees payable	303
Accrued expenses	163,892

Total liabilities	2,792,500

NET ASSETS	$640,141,253

Net assets were comprised of:
Paid in capital	$465,129,746
Accumulated undistributed net investment income (loss)	3,701,086
Accumulated undistributed net realized gains (losses) on investments and futures	24,825,282
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	146,485,139

Net assets	$640,141,253

Class IA
Net asset value, offering and redemption price per share, $452,913,175 / 59,530,641 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.61

Class IB
Net asset value, offering and redemption price per share, $187,228,078 / 24,633,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($63,261 of dividend income received from affiliates)	$6,073,753

EXPENSES
Investment management fees	1,617,097
Administrative fees	556,118
Distribution fees - Class IB	238,414
Custodian fees	27,110
Printing and mailing expenses	25,660
Professional fees	17,895
Recoupment fees	9,817
Trustees’ fees	7,353
Miscellaneous	5,580

Gross expenses	2,505,044
Less: Reimbursement from sub-advisor	(34,724)
Fees paid indirectly	(15,256)

Net expenses	2,455,064

NET INVESTMENT INCOME (LOSS)	3,618,689

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	16,650,470
Futures	6,484,875

Net realized gain (loss)	23,135,345

Change in unrealized appreciation (depreciation) on:
Securities	7,714,303
Foreign currency translations	8,911
Futures	(427,748)

Net change in unrealized appreciation (depreciation)	7,295,466

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,430,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,049,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,618,689	$6,750,215
Net realized gain (loss) on investments, futures and net distributions of realized gains received from Underlying Portfolios	23,135,345	77,195,327
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	7,295,466	(2,098,871)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,049,500	81,846,671

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(5,357,954)
Class IB	—	(1,800,113)

	—	(7,158,067)

Distributions from net realized capital gains
Class IA	—	(32,027,986)
Class IB	—	(13,612,938)

	—	(45,640,924)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(52,798,991)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 688,246 and 1,620,704 shares, respectively ]	5,164,519	11,384,186
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,246,317 shares, respectively ]	—	37,385,940
Capital shares repurchased [ (3,518,745) and (5,973,975) shares, respectively ]	(26,591,055)	(42,445,339)

Total Class IA transactions	(21,426,536)	6,324,787

Class IB
Capital shares sold [ 1,251,313 and 2,655,318 shares, respectively ]	9,487,488	18,875,120
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,162,165 shares, respectively ]	—	15,413,051
Capital shares repurchased [ (2,988,626) and (5,050,701) shares, respectively ]	(22,474,375)	(35,471,605)

Total Class IB transactions	(12,986,887)	(1,183,434)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,413,423)	5,141,353

TOTAL INCREASE (DECREASE) IN NET ASSETS	(363,923)	34,189,033
NET ASSETS:
Beginning of period	640,505,176	606,316,143

End of period (a)	$640,141,253	$640,505,176

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,701,086	$82,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.22	$6.88	$5.66	$9.08	$11.30	$10.09

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.09 (e)	0.14 (e)	0.16	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.35	0.91	1.42	(3.52)	0.28	1.22

Total from investment operations	0.39	0.99	1.51	(3.38)	0.44	1.33

Less distributions:
Dividends from net investment income	—	(0.09)	(0.29)	(0.04)	(0.18)	(0.12)
Distributions from net realized gains	—	(0.56)	—	—	(2.48)	—

Total dividends and distributions	—	(0.65)	(0.29)	(0.04)	(2.66)	(0.12)

Net asset value, end of period	$7.61	$7.22	$6.88	$5.66	$9.08	$11.30

Total return (b)	5.40%	14.56%	26.84%	(37.20)%	4.17%	13.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$452,913	$450,116	$423,167	$1,154,780	$297	$201
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.69%	0.70%	0.70%	0.73%	0.70%	0.70%
After waivers, reimbursements and fees paid indirectly (a)	0.69%	0.70%	0.68%	0.65%	0.56%	0.69%
Before waivers, reimbursements and fees paid indirectly (a)	0.70%	0.71%	0.70%	0.77%	0.75%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.19%	1.19%	1.60%	2.42%	1.31%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	1.19%	1.19%	1.62%	2.50%	1.45%	1.06%
Before waivers, reimbursements and fees paid indirectly (a)	1.18%	1.18%	1.60%	2.38%	1.26%	1.02%
Portfolio turnover rate	15%	24%	36%	39%	109%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008		2007		2006
Net asset value, beginning of period	$7.22	$6.88	$5.66		$9.09		$11.31		$10.10

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.07 (e)	0.09	(e)	0.11	(e)	0.15		0.09	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.34	0.90	1.41		(3.51)		0.26		1.22

Total from investment operations	0.38	0.97	1.50		(3.40)		0.41		1.31

Less distributions:
Dividends from net investment income	—	(0.07)	(0.28)		(0.03)		(0.15)		(0.10)
Distributions from net realized gains	—	(0.56)	—		—		(2.48)		—

Total dividends and distributions	—	(0.63)	(0.28)		(0.03)		(2.63)		(0.10)

Net asset value, end of period	$7.60	$7.22	$6.88		$5.66		$9.09		$11.31

Total return (b)	5.26%	14.27%	26.50%		(37.42)%		3.90%		12.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,228	$190,389	$183,149		$152,504		$284,177		$329,937
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.94%	0.95%	0.95	%(c)	0.98	%(c)	0.95%		0.95%
After waivers, reimbursements and fees paid indirectly (a)	0.94%	0.95%	0.93	%(c)	0.90	%(c)	0.81	%(c)	0.94%
Before waivers, reimbursements and fees paid indirectly (a)	0.95%	0.96%	0.95	%(c)	1.02	%(c)	1.00%		0.98	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.94%	0.94%	1.40%		1.46%		1.01%		0.83%
After waivers, reimbursements and fees paid indirectly (a)	0.94%	0.94%	1.43%		1.49%		1.17%		0.84%
Before waivers, reimbursements and fees paid indirectly (a)	0.93%	0.93%	1.40%		1.35%		0.97%		0.80%
Portfolio turnover rate	15%	24%	36%		39%		109%		33%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	26.8%
Consumer Discretionary	14.0
Industrials	13.4
Consumer Staples	11.8
Energy	11.5
Health Care	10.8
Materials	6.0
Financials	4.0
Telecommunication Services	1.1
Utilities	0.1
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,065.00	$2.46
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41
Class IB
Actual	1,000.00	1,064.00	3.74
Hypothetical (5% average return before expenses)	1,000.00	1,021.17	3.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (0.4%)
BorgWarner, Inc.*	18,954	$1,531,294
Gentex Corp.	24,586	743,235
Goodyear Tire & Rubber Co.*	42,108	706,151
Johnson Controls, Inc.	29,620	1,233,969
Visteon Corp.*	500	34,205

		4,248,854

Automobiles (0.6%)
Ford Motor Co.*	361,180	4,980,672
Harley-Davidson, Inc.	40,800	1,671,576
Tesla Motors, Inc.*	8,810	256,635

		6,908,883

Distributors (0.1%)
Genuine Parts Co.	7,400	402,560
LKQ Corp.*	25,127	655,563

		1,058,123

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	20,787	907,976
DeVry, Inc.	9,612	568,358
H&R Block, Inc.	30,940	496,278
ITT Educational Services, Inc.*	4,904	383,689
Weight Watchers International, Inc.	5,024	379,161

		2,735,462

Hotels, Restaurants & Leisure (3.3%)
Bally Technologies, Inc.*	6,900	280,692
Brinker International, Inc.	13,506	330,357
Chipotle Mexican Grill, Inc.*	5,373	1,655,905
Choice Hotels International, Inc.	323	10,775
Darden Restaurants, Inc.	23,603	1,174,485
Hyatt Hotels Corp., Class A*	400	16,328
International Game Technology	26,606	467,733
Las Vegas Sands Corp.*	67,788	2,861,332
Marriott International, Inc., Class A	48,044	1,705,082
McDonald’s Corp.	179,348	15,122,623
MGM Resorts International*	13,436	177,490
Panera Bread Co., Class A*	5,058	635,588
Royal Caribbean Cruises Ltd.*	12,978	488,492
Starbucks Corp.	129,468	5,112,691
Starwood Hotels & Resorts Worldwide, Inc.	33,740	1,890,790
Wynn Resorts Ltd.	13,700	1,966,498
Yum! Brands, Inc.	80,464	4,444,831

		38,341,692

Household Durables (0.2%)
Garmin Ltd.	1,268	41,882
Harman International Industries, Inc.	7,997	364,423
Leggett & Platt, Inc.	18,450	449,811
Tempur-Pedic International, Inc.*	11,800	800,276
Tupperware Brands Corp.	10,800	728,460

		2,384,852

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	62,836	$12,849,334
Expedia, Inc.	19,559	567,015
Netflix, Inc.*	9,094	2,388,903
priceline.com, Inc.*	8,669	4,437,921

		20,243,173

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	21,049	924,683
Mattel, Inc.	44,595	1,225,916
Polaris Industries, Inc.	5,600	622,552

		2,773,151

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	37,500	1,357,875
CBS Corp., Class B	17,900	509,971
Charter Communications, Inc., Class A*	10,000	542,600
Comcast Corp., Class A	207,700	5,263,118
DIRECTV, Class A*	132,682	6,742,899
Discovery Communications, Inc., Class A*	48,100	1,970,176
DISH Network Corp., Class A*	25,900	794,353
Interpublic Group of Cos., Inc.	31,500	393,750
John Wiley & Sons, Inc., Class A	8,086	420,553
Lamar Advertising Co., Class A*	3,000	82,110
Liberty Global, Inc., Class A*	42,400	1,909,696
McGraw-Hill Cos., Inc.	43,282	1,813,949
Morningstar, Inc.	4,235	257,403
Omnicom Group, Inc.	48,534	2,337,398
Regal Entertainment Group, Class A	4,586	56,637
Scripps Networks Interactive, Inc., Class A	16,132	788,532
Sirius XM Radio, Inc.*	681,900	1,493,361
Thomson Reuters Corp.	30,600	1,149,336
Time Warner Cable, Inc.	58,100	4,534,124
Viacom, Inc., Class B	101,100	5,156,100
Virgin Media, Inc.	54,800	1,640,164

		39,214,105

Multiline Retail (0.6%)
Big Lots, Inc.*	4,472	148,247
Dollar General Corp.*	17,100	579,519
Dollar Tree, Inc.*	21,116	1,406,748
Family Dollar Stores, Inc.	21,127	1,110,435
Kohl’s Corp.	42,434	2,122,124
Macy’s, Inc.	9,100	266,084
Nordstrom, Inc.	28,143	1,321,033
Target Corp.	6,301	295,580

		7,249,770

Specialty Retail (2.3%)
Aaron’s, Inc.	10,025	283,306
Abercrombie & Fitch Co., Class A	13,085	875,648
Advance Auto Parts, Inc.	13,492	789,147
AutoNation, Inc.*	3,415	125,023
AutoZone, Inc.*	4,614	1,360,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Bed Bath & Beyond, Inc.*	43,059	$2,513,354
CarMax, Inc.*	6,396	211,516
Chico’s FAS, Inc.	20,192	307,524
Dick’s Sporting Goods, Inc.*	16,237	624,313
DSW, Inc., Class A*	3,400	172,074
Guess?, Inc.	11,180	470,231
Home Depot, Inc.	166,439	6,028,420
Limited Brands, Inc.	45,988	1,768,239
O’Reilly Automotive, Inc.*	23,811	1,559,859
PetSmart, Inc.	19,615	889,932
Ross Stores, Inc.	20,281	1,624,914
Sally Beauty Holdings, Inc.*	15,100	258,210
Tiffany & Co.	22,036	1,730,267
TJX Cos., Inc.	66,723	3,504,959
Tractor Supply Co.	12,500	836,000
Ulta Salon Cosmetics & Fragrance, Inc.*	7,800	503,724
Urban Outfitters, Inc.*	20,714	583,099
Williams-Sonoma, Inc.	9,379	342,240

		27,362,437

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	50,706	3,241,635
Deckers Outdoor Corp.*	6,700	590,538
Fossil, Inc.*	9,100	1,071,252
Hanesbrands, Inc.*	16,667	475,843
NIKE, Inc., Class B	61,733	5,554,735
Phillips-Van Heusen Corp.	1,564	102,395
Polo Ralph Lauren Corp.	10,891	1,444,255
Under Armour, Inc., Class A*	6,300	487,053

		12,967,706

Total Consumer Discretionary		165,488,208

Consumer Staples (11.8%)
Beverages (4.0%)
Brown-Forman Corp., Class B	15,091	1,127,147
Coca-Cola Co.	341,381	22,971,527
Coca-Cola Enterprises, Inc.	42,992	1,254,507
Dr. Pepper Snapple Group, Inc.	38,200	1,601,726
Hansen Natural Corp.*	12,143	982,976
PepsiCo, Inc.	273,116	19,235,560

		47,173,443

Food & Staples Retailing (2.7%)
BJ’s Wholesale Club, Inc.*	956	48,135
Costco Wholesale Corp.	75,466	6,130,858
Kroger Co.	78,400	1,944,320
Sysco Corp.	100,736	3,140,948
Walgreen Co.	149,287	6,338,726
Wal-Mart Stores, Inc.	233,045	12,384,011
Whole Foods Market, Inc.	26,685	1,693,163

		31,680,161

Food Products (1.3%)
Bunge Ltd.	6,500	448,175
Campbell Soup Co.	23,195	801,387
ConAgra Foods, Inc.	8,900	229,709
Corn Products International, Inc.	10,700	591,496
Flowers Foods, Inc.	19,268	424,656
General Mills, Inc.	83,140	3,094,471

	Number of Shares	Value (Note 1)

Green Mountain Coffee Roasters, Inc.*	21,239	$1,895,793
H.J. Heinz Co.	32,511	1,732,186
Hershey Co.	19,569	1,112,498
Hormel Foods Corp.	12,500	372,625
Kellogg Co.	39,728	2,197,753
McCormick & Co., Inc. (Non-Voting)	15,688	777,654
Mead Johnson Nutrition Co.	6,478	437,589
Sara Lee Corp.	83,882	1,592,919

		15,708,911

Household Products (1.1%)
Church & Dwight Co., Inc.	14,268	578,425
Clorox Co.	1,374	92,662
Colgate-Palmolive Co.	76,184	6,659,243
Kimberly-Clark Corp.	59,525	3,961,984
Procter & Gamble Co.	32,308	2,053,820

		13,346,134

Personal Products (0.5%)
Avon Products, Inc.	74,310	2,080,680
Estee Lauder Cos., Inc., Class A	19,537	2,055,097
Herbalife Ltd.	20,592	1,186,923

		5,322,700

Tobacco (2.2%)
Altria Group, Inc.	269,778	7,124,837
Philip Morris International, Inc.	278,102	18,568,871
Reynolds American, Inc.	17,600	652,080

		26,345,788

Total Consumer Staples		139,577,137

Energy (11.5%)
Energy Equipment & Services (3.4%)
Atwood Oceanics, Inc.*	2,817	124,314
Baker Hughes, Inc.	29,900	2,169,544
Cameron International Corp.*	31,233	1,570,708
CARBO Ceramics, Inc.	3,300	537,735
Core Laboratories N.V.	7,900	881,166
Diamond Offshore Drilling, Inc.	5,585	393,240
Dresser-Rand Group, Inc.*	13,730	737,988
FMC Technologies, Inc.*	41,532	1,860,218
Halliburton Co.	158,100	8,063,100
Helmerich & Payne, Inc.	15,300	1,011,636
McDermott International, Inc.*	35,404	701,353
Oceaneering International, Inc.	18,700	757,350
Oil States International, Inc.*	7,500	599,325
Patterson-UTI Energy, Inc.	2,900	91,669
Rowan Cos., Inc.*	3,577	138,823
RPC, Inc.	7,400	181,596
Schlumberger Ltd.	234,527	20,263,133
Superior Energy Services, Inc.*	13,700	508,818
Tidewater, Inc.	600	32,286

		40,624,002

Oil, Gas & Consumable Fuels (8.1%)
Alpha Natural Resources, Inc.*	21,942	997,045
Anadarko Petroleum Corp.	13,100	1,005,556
Apache Corp.	19,100	2,356,749
Arch Coal, Inc.	3,000	79,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Brigham Exploration Co.*	20,200	$604,586
Cabot Oil & Gas Corp.	18,100	1,200,211
Chevron Corp.	19,800	2,036,232
Cimarex Energy Co.	3,900	350,688
Cobalt International Energy, Inc.*	19,000	258,970
Concho Resources, Inc.*	17,900	1,644,115
Consol Energy, Inc.	39,191	1,899,980
Continental Resources, Inc.*	7,195	467,027
Denbury Resources, Inc.*	57,800	1,156,000
El Paso Corp.	124,957	2,524,131
EOG Resources, Inc.	46,400	4,851,120
EQT Corp.	9,113	478,615
EXCO Resources, Inc.	23,549	415,640
Exxon Mobil Corp.	628,186	51,121,777
Forest Oil Corp.*	15,403	411,414
Frontier Oil Corp.	18,400	594,504
Holly Corp.*	7,636	529,938
Kinder Morgan, Inc.	20,100	577,473
Kosmos Energy Ltd.*	4,700	79,806
Murphy Oil Corp.	5,100	334,866
Newfield Exploration Co.*	13,400	911,468
Noble Energy, Inc.	6,100	546,743
Occidental Petroleum Corp.	40,500	4,213,620
Peabody Energy Corp.	46,800	2,756,988
Petrohawk Energy Corp.*	43,454	1,072,010
Pioneer Natural Resources Co.	16,400	1,468,948
QEP Resources, Inc.	24,000	1,003,920
Quicksilver Resources, Inc.*	1,326	19,572
Range Resources Corp.	27,742	1,539,681
SandRidge Energy, Inc.*	70,800	754,728
SM Energy Co.	8,862	651,180
Southwestern Energy Co.*	60,072	2,575,887
Ultra Petroleum Corp.*	26,400	1,209,120
Whiting Petroleum Corp.*	20,300	1,155,273

		95,855,561

Total Energy		136,479,563

Financials (4.0%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	6,486	658,005
BlackRock, Inc.	7,927	1,520,478
Charles Schwab Corp.	173,394	2,852,331
Eaton Vance Corp.	20,460	618,506
Federated Investors, Inc., Class B	12,630	301,099
Franklin Resources, Inc.	25,077	3,292,359
Greenhill & Co., Inc.	5,143	276,796
Lazard Ltd., Class A	19,124	709,501
LPL Investment Holdings, Inc.*	4,910	167,971
SEI Investments Co.	25,175	566,689
T. Rowe Price Group, Inc.	44,836	2,705,404
TD Ameritrade Holding Corp.	37,743	736,366
Waddell & Reed Financial, Inc., Class A	14,879	540,852

		14,946,357

Commercial Banks (0.1%)
Wells Fargo & Co.	59,400	1,666,764

	Number of Shares	Value (Note 1)

Consumer Finance (0.5%)
American Express Co.	109,786	$5,675,936
Discover Financial Services	9,300	248,775
Green Dot Corp., Class A*	3,750	127,425

		6,052,136

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	9,030	222,138
IntercontinentalExchange, Inc.*	12,775	1,593,170
Moody’s Corp.	34,402	1,319,317
MSCI, Inc., Class A*	20,691	779,637
NASDAQ OMX Group, Inc.*	2,555	64,642
NYSE Euronext	13,927	477,278

		4,456,182

Insurance (0.0%)
Erie Indemnity Co., Class A	4,743	335,425
Validus Holdings Ltd.	1,787	55,307

		390,732

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co. (REIT), Class A	14,000	357,420
Boston Properties, Inc. (REIT)	20,700	2,197,512
Camden Property Trust (REIT)	8,700	553,494
Corporate Office Properties Trust/Maryland (REIT)	3,800	118,218
Digital Realty Trust, Inc. (REIT)	16,441	1,015,725
Equity Residential (REIT)	3,700	222,000
Essex Property Trust, Inc. (REIT)	3,200	432,928
Federal Realty Investment Trust (REIT)	8,181	696,857
Macerich Co. (REIT)	8,100	433,350
Plum Creek Timber Co., Inc. (REIT)	16,839	682,653
Public Storage (REIT)	22,862	2,606,497
Rayonier, Inc. (REIT)	14,063	919,017
Simon Property Group, Inc. (REIT)	41,461	4,819,012
UDR, Inc. (REIT)	2,400	58,920
Ventas, Inc. (REIT)	26,600	1,402,086
Vornado Realty Trust (REIT)	3,500	326,130
Weyerhaeuser Co. (REIT)	26,900	588,034

		17,429,853

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	50,443	1,266,624
Jones Lang LaSalle, Inc.	5,800	546,940

		1,813,564

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,168	66,896
People’s United Financial, Inc.	12,100	162,624

		229,520

Total Financials		46,985,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (10.8%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	31,790	$1,495,084
Amylin Pharmaceuticals, Inc.*	22,551	301,282
Biogen Idec, Inc.*	41,800	4,469,256
BioMarin Pharmaceutical, Inc.*	19,149	521,044
Celgene Corp.*	80,007	4,826,022
Dendreon Corp.*	25,210	994,283
Gilead Sciences, Inc.*	135,937	5,629,151
Human Genome Sciences, Inc.*	32,700	802,458
Myriad Genetics, Inc.*	14,734	334,609
Pharmasset, Inc.*	6,400	718,080
Regeneron Pharmaceuticals, Inc.*	12,600	714,546
United Therapeutics Corp.*	8,952	493,255
Vertex Pharmaceuticals, Inc.*	31,507	1,638,049

		22,937,119

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	88,656	5,291,877
Becton, Dickinson and Co.	37,792	3,256,537
C.R. Bard, Inc.	14,824	1,628,565
CareFusion Corp.*	12,000	326,040
Cooper Cos., Inc.	2,200	174,328
Covidien plc	45,700	2,432,611
DENTSPLY International, Inc.	9,932	378,210
Edwards Lifesciences Corp.*	19,846	1,730,174
Gen-Probe, Inc.*	8,332	576,158
Hill-Rom Holdings, Inc.	9,917	456,579
IDEXX Laboratories, Inc.*	9,947	771,489
Intuitive Surgical, Inc.*	6,821	2,538,162
Kinetic Concepts, Inc.*	8,693	500,977
Medtronic, Inc.	159,534	6,146,845
ResMed, Inc.*	26,332	814,975
Sirona Dental Systems, Inc.*	9,600	509,760
St. Jude Medical, Inc.	56,854	2,710,799
Stryker Corp.	54,191	3,180,470
Thoratec Corp.*	9,800	321,636
Varian Medical Systems, Inc.*	20,290	1,420,706

		35,166,898

Health Care Providers & Services (2.1%)
AMERIGROUP Corp.*	5,100	359,397
AmerisourceBergen Corp.	47,308	1,958,551
Brookdale Senior Living, Inc.*	14,600	354,050
Cardinal Health, Inc.	30,300	1,376,226
Catalyst Health Solutions, Inc.*	7,400	413,068
DaVita, Inc.*	16,498	1,428,892
Express Scripts, Inc.*	91,392	4,933,340
HCA Holdings, Inc.*	13,900	458,700
Health Management Associates, Inc., Class A*	43,706	471,151
Henry Schein, Inc.*	8,452	605,079
Laboratory Corp. of America Holdings*	17,296	1,674,080
Lincare Holdings, Inc.	16,308	477,335
McKesson Corp.	43,571	3,644,714
Medco Health Solutions, Inc.*	69,049	3,902,649
MEDNAX, Inc.*	8,337	601,848
Patterson Cos., Inc.	7,074	232,664
Quest Diagnostics, Inc.	24,946	1,474,309

	Number of Shares	Value (Note 1)

Tenet Healthcare Corp.*	4,612	$28,779
Universal Health Services, Inc., Class B	15,616	804,692

		25,199,524

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	26,412	512,921
Cerner Corp.*	24,620	1,504,528
Emdeon, Inc., Class A*	200	2,624

		2,020,073

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.*	60,147	3,074,113
Bruker Corp.*	14,600	297,256
Charles River Laboratories International, Inc.*	8,927	362,882
Covance, Inc.*	10,445	620,120
Illumina, Inc.*	21,291	1,600,019
Life Technologies Corp.*	2,724	141,839
Mettler-Toledo International, Inc.*	5,547	935,612
Pharmaceutical Product Development, Inc.	17,189	461,353
Techne Corp.	6,454	538,070
Waters Corp.*	15,842	1,516,713

		9,547,977

Pharmaceuticals (2.8%)
Abbott Laboratories, Inc.	252,206	13,271,080
Allergan, Inc.	52,644	4,382,613
Eli Lilly and Co.	58,432	2,192,953
Endo Pharmaceuticals Holdings, Inc.*	20,100	807,417
Hospira, Inc.*	24,328	1,378,425
Johnson & Johnson	96,614	6,426,763
Mylan, Inc.*	68,623	1,692,929
Perrigo Co.	14,389	1,264,361
Warner Chilcott plc, Class A	26,700	644,271
Watson Pharmaceuticals, Inc.*	20,600	1,415,838

		33,476,650

Total Health Care		128,348,241

Industrials (13.4%)
Aerospace & Defense (3.5%)
Alliant Techsystems, Inc.	439	31,314
BE Aerospace, Inc.*	15,800	644,798
Boeing Co.	113,171	8,366,732
Goodrich Corp.	8,799	840,304
Honeywell International, Inc.	135,991	8,103,704
Lockheed Martin Corp.	43,231	3,500,414
Precision Castparts Corp.	24,827	4,087,766
Rockwell Collins, Inc.	26,670	1,645,272
Spirit AeroSystems Holdings, Inc., Class A*	4,147	91,234
Textron, Inc.	2,700	63,747
TransDigm Group, Inc.*	8,653	789,067
United Technologies Corp.	149,682	13,248,354

		41,412,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	28,658	$2,259,397
Expeditors International of Washington, Inc.	36,676	1,877,444
FedEx Corp.	3,200	303,520
United Parcel Service, Inc., Class B	126,959	9,259,120
UTi Worldwide, Inc.	15,968	314,410

		14,013,891

Airlines (0.2%)
AMR Corp.*	27,009	145,849
Copa Holdings S.A., Class A	4,398	293,522
Delta Air Lines, Inc.*	87,789	805,025
Southwest Airlines Co.	24,045	274,594
United Continental Holdings, Inc.*	48,787	1,104,050

		2,623,040

Building Products (0.1%)
Armstrong World Industries, Inc.	331	15,080
Lennox International, Inc.	9,168	394,866
Masco Corp.	61,875	744,356

		1,154,302

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	1,126	43,498
Copart, Inc.*	10,227	476,578
Covanta Holding Corp.	1,300	21,437
Iron Mountain, Inc.	31,104	1,060,335
KAR Auction Services, Inc.*	900	17,019
Stericycle, Inc.*	14,871	1,325,304
Waste Connections, Inc.	17,144	543,979

		3,488,150

Construction & Engineering (0.2%)
Aecom Technology Corp.*	9,226	252,239
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,900	385,110
Fluor Corp.	30,079	1,944,908
KBR, Inc.	1,700	64,073

		2,646,330

Electrical Equipment (1.2%)
AMETEK, Inc.	27,782	1,247,412
Babcock & Wilcox Co.*	20,302	562,568
Cooper Industries plc	18,600	1,109,862
Emerson Electric Co.	129,871	7,305,244
General Cable Corp.*	4,700	200,126
GrafTech International Ltd.*	1,100	22,297
Polypore International, Inc.*	6,700	454,528
Rockwell Automation, Inc.	24,912	2,161,365
Roper Industries, Inc.	16,573	1,380,531
Thomas & Betts Corp.*	2,153	115,939

		14,559,872

Industrial Conglomerates (0.9%)
3M Co.	108,441	10,285,629
Carlisle Cos., Inc.	811	39,925

		10,325,554

	Number of Shares	Value (Note 1)

Machinery (4.4%)
Bucyrus International, Inc.	13,053	$1,196,438
Caterpillar, Inc.	111,395	11,859,112
Cummins, Inc.	33,886	3,506,862
Danaher Corp.	94,938	5,030,765
Deere & Co.	72,547	5,981,500
Donaldson Co., Inc.	13,190	800,369
Dover Corp.	25,079	1,700,356
Eaton Corp.	22,300	1,147,335
Flowserve Corp.	8,823	969,559
Gardner Denver, Inc.	9,000	756,450
Graco, Inc.	10,516	532,741
Harsco Corp.	1,163	37,914
IDEX Corp.	12,776	585,780
Illinois Tool Works, Inc.	72,000	4,067,280
Ingersoll-Rand plc	45,400	2,061,614
Joy Global, Inc.	18,128	1,726,511
Kennametal, Inc.	1,600	67,536
Lincoln Electric Holdings, Inc.	8,900	319,065
Manitowoc Co., Inc.	22,700	382,268
Navistar International Corp.*	6,795	383,646
Nordson Corp.	10,500	575,925
PACCAR, Inc.	63,191	3,228,428
Pall Corp.	20,068	1,128,424
Parker Hannifin Corp.	11,600	1,040,984
Snap-On, Inc.	1,800	112,464
SPX Corp.	2,400	198,384
Timken Co.	12,700	640,080
Toro Co.	5,363	324,461
Valmont Industries, Inc.	3,968	382,475
WABCO Holdings, Inc.*	11,647	804,342
Wabtec Corp.	8,317	546,593

		52,095,661

Marine (0.0%)
Kirby Corp.*	6,588	373,342

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,540	645,112
Equifax, Inc.	1,100	38,192
IHS, Inc., Class A*	8,517	710,488
Nielsen Holdings N.V.*	11,891	370,524
Robert Half International, Inc.	25,305	683,994
Towers Watson & Co., Class A	2,000	131,420
Verisk Analytics, Inc., Class A*	17,291	598,614

		3,178,344

Road & Rail (0.8%)
Con-way, Inc.	928	36,016
CSX Corp.	190,500	4,994,910
Hertz Global Holdings, Inc.*	42,200	670,136
J.B. Hunt Transport Services, Inc.	15,770	742,609
Kansas City Southern*	14,269	846,580
Landstar System, Inc.	8,266	384,204
Union Pacific Corp.	13,874	1,448,445

		9,122,900

Trading Companies & Distributors (0.3%)
Fastenal Co.	50,908	1,832,179
MSC Industrial Direct Co., Class A	7,677	509,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

W.W. Grainger, Inc.	9,846	$1,512,838
WESCO International, Inc.*	3,476	188,016

		4,042,095

Total Industrials		159,036,187

Information Technology (26.8%)
Communications Equipment (2.1%)
Acme Packet, Inc.*	9,200	645,196
Ciena Corp.*	16,397	301,377
F5 Networks, Inc.*	14,040	1,547,910
Harris Corp.	5,939	267,611
JDS Uniphase Corp.*	39,087	651,189
Juniper Networks, Inc.*	92,109	2,901,434
Polycom, Inc.*	15,200	977,360
QUALCOMM, Inc.	288,539	16,386,130
Riverbed Technology, Inc.*	26,500	1,049,135

		24,727,342

Computers & Peripherals (6.0%)
Apple, Inc.*	159,822	53,647,451
Dell, Inc.*	208,360	3,473,361
EMC Corp.*	355,452	9,792,702
NCR Corp.*	21,512	406,362
NetApp, Inc.*	63,526	3,352,902
QLogic Corp.*	14,717	234,295

		70,907,073

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	30,432	1,643,024
Arrow Electronics, Inc.*	2,792	115,868
Dolby Laboratories, Inc., Class A*	9,174	389,528
FLIR Systems, Inc.	27,506	927,227
IPG Photonics Corp.*	4,800	349,008
Jabil Circuit, Inc.	27,418	553,844
National Instruments Corp.	15,670	465,242
Trimble Navigation Ltd.*	21,184	839,734

		5,283,475

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	29,323	922,795
eBay, Inc.*	108,676	3,506,975
Equinix, Inc.*	8,121	820,383
Google, Inc., Class A*	43,492	22,023,479
LinkedIn Corp., Class A*	1,600	144,144
Rackspace Hosting, Inc.*	17,800	760,772
VeriSign, Inc.	29,041	971,712
VistaPrint N.V.*	7,400	354,090
WebMD Health Corp.*	10,217	465,691

		29,970,041

IT Services (6.0%)
Accenture plc, Class A	111,600	6,742,872
Alliance Data Systems Corp.*	8,840	831,579
Automatic Data Processing, Inc.	86,300	4,546,284
Booz Allen Hamilton Holding Corp.*	1,898	36,271
Broadridge Financial Solutions, Inc.	20,087	483,494
Cognizant Technology Solutions Corp., Class A*	52,607	3,858,197

	Number of Shares	Value (Note 1)

DST Systems, Inc.	889	$46,939
Fiserv, Inc.*	19,929	1,248,153
FleetCor Technologies, Inc.*	2,524	74,811
Gartner, Inc.*	16,800	676,872
Genpact Ltd.*	16,854	290,563
Global Payments, Inc.	13,856	706,656
International Business Machines Corp.	209,356	35,915,022
Lender Processing Services, Inc.	14,875	311,036
Mastercard, Inc., Class A	18,612	5,608,540
NeuStar, Inc., Class A*	12,650	331,430
Paychex, Inc.	51,280	1,575,322
SAIC, Inc.*	16,039	269,776
Teradata Corp.*	29,151	1,754,890
VeriFone Systems, Inc.*	15,400	682,990
Visa, Inc., Class A	29,227	2,462,667
Western Union Co.	109,255	2,188,378

		70,642,742

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	9,407	396,693

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	106,123	741,800
Altera Corp.	55,656	2,579,656
Analog Devices, Inc.	51,699	2,023,499
Applied Materials, Inc.	14,300	186,043
Atmel Corp.*	73,900	1,039,773
Avago Technologies Ltd.	33,000	1,254,000
Broadcom Corp., Class A*	92,637	3,116,309
Cree, Inc.*	1,103	37,050
Cypress Semiconductor Corp.*	28,951	612,024
First Solar, Inc.*	10,266	1,357,884
Freescale Semiconductor Holdings I Ltd.*	4,600	84,594
Intersil Corp., Class A	10,779	138,510
KLA-Tencor Corp.	22,400	906,752
Lam Research Corp.*	21,498	951,931
Linear Technology Corp.	39,315	1,298,181
LSI Corp.*	31,600	224,992
Maxim Integrated Products, Inc.	50,978	1,302,998
MEMC Electronic Materials, Inc.*	23,564	201,001
Microchip Technology, Inc.	32,917	1,247,883
National Semiconductor Corp.	40,912	1,006,844
NVIDIA Corp.*	103,651	1,651,679
ON Semiconductor Corp.*	76,837	804,483
PMC-Sierra, Inc.*	2,200	16,654
Silicon Laboratories, Inc.*	6,893	284,405
Skyworks Solutions, Inc.*	32,600	749,148
Texas Instruments, Inc.	127,331	4,180,277
Varian Semiconductor Equipment Associates, Inc.*	13,058	802,283
Xilinx, Inc.	45,863	1,672,624

		30,473,277

Software (7.2%)
Adobe Systems, Inc.*	87,134	2,740,364
ANSYS, Inc.*	15,812	864,442
Ariba, Inc.*	16,600	572,202
Autodesk, Inc.*	39,680	1,531,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

BMC Software, Inc.*	30,519	$1,669,389
Cadence Design Systems, Inc.*	46,400	489,984
Citrix Systems, Inc.*	32,529	2,602,320
Compuware Corp.*	27,600	269,376
Electronic Arts, Inc.*	57,429	1,355,325
FactSet Research Systems, Inc.	7,969	815,388
Fortinet, Inc.*	20,700	564,903
Informatica Corp.*	18,300	1,069,269
Intuit, Inc.*	52,229	2,708,596
MICROS Systems, Inc.*	14,014	696,636
Microsoft Corp.#	1,282,249	33,338,474
Nuance Communications, Inc.*	41,098	882,374
Oracle Corp.	663,631	21,840,096
Red Hat, Inc.*	33,351	1,530,811
Rovi Corp.*	19,493	1,118,119
Salesforce.com, Inc.*	23,196	3,455,740
Solera Holdings, Inc.	12,200	721,752
Symantec Corp.*	130,539	2,574,229
Synopsys, Inc.*	1,652	42,473
TIBCO Software, Inc.*	28,600	829,972
VMware, Inc., Class A*	14,666	1,469,973

		85,753,855

Total Information Technology		318,154,498

Materials (6.0%)
Chemicals (4.1%)
Air Products & Chemicals, Inc.	36,592	3,497,463
Airgas, Inc.	13,600	952,544
Albemarle Corp.	15,882	1,099,034
Celanese Corp.	26,992	1,438,944
CF Industries Holdings, Inc.	10,294	1,458,351
E.I. du Pont de Nemours & Co.	160,521	8,676,160
Eastman Chemical Co.	12,300	1,255,461
Ecolab, Inc.	40,068	2,259,034
FMC Corp.	12,429	1,069,143
Huntsman Corp.	6,500	122,525
International Flavors & Fragrances, Inc.	13,866	890,752
Intrepid Potash, Inc.*	9,000	292,500
Kronos Worldwide, Inc.	3,700	116,365
Lubrizol Corp.	11,105	1,491,068
LyondellBasell Industries N.V., Class A	3,700	142,524
Monsanto Co.	92,668	6,722,137
Mosaic Co.	47,570	3,221,916
Nalco Holding Co.	21,211	589,878
PPG Industries, Inc.	27,300	2,478,567
Praxair, Inc.	52,468	5,687,006
Rockwood Holdings, Inc.*	11,200	619,248
Scotts Miracle-Gro Co., Class A	6,793	348,549
Sherwin-Williams Co.	15,571	1,305,940
Sigma-Aldrich Corp.	21,024	1,542,741
Solutia, Inc.*	21,100	482,135
Valspar Corp.	2,100	75,726
W.R. Grace & Co.*	11,400	520,182
Westlake Chemical Corp.	700	36,330

		48,392,223

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,736	298,768

	Number of Shares	Value (Note 1)

Containers & Packaging (0.3%)
Ball Corp.	29,024	$1,116,263
Crown Holdings, Inc.*	26,903	1,044,375
Packaging Corp. of America	15,900	445,041
Rock-Tenn Co., Class A	12,000	796,080
Silgan Holdings, Inc.	8,500	348,245
Temple-Inland, Inc.	4,800	142,752

		3,892,756

Metals & Mining (1.6%)
AK Steel Holding Corp.	3,800	59,888
Allegheny Technologies, Inc.	18,300	1,161,501
Allied Nevada Gold Corp.*	15,400	544,698
Carpenter Technology Corp.	7,600	438,368
Cliffs Natural Resources, Inc.	23,479	2,170,634
Compass Minerals International, Inc.	5,719	492,234
Freeport-McMoRan Copper & Gold, Inc.	163,704	8,659,942
Molycorp, Inc.*	9,700	592,282
Reliance Steel & Aluminum Co.	1,900	94,335
Royal Gold, Inc.	9,422	551,846
Schnitzer Steel Industries, Inc., Class A	1,053	60,653
Southern Copper Corp.	29,322	963,814
Steel Dynamics, Inc.	27,500	446,875
SXC Health Solutions Corp.*	10,700	630,444
Titanium Metals Corp.	7,800	142,896
Walter Energy, Inc.	10,799	1,250,524

		18,260,934

Paper & Forest Products (0.0%)
International Paper Co.	16,000	477,120

Total Materials		71,321,801

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.4%)
tw telecom, Inc.*	22,257	456,936
Verizon Communications, Inc.	110,500	4,113,915
Windstream Corp.	48,880	633,485

		5,204,336

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	68,520	3,585,652
Clearwire Corp., Class A*	26,800	101,304
Crown Castle International Corp.*	50,164	2,046,189
MetroPCS Communications, Inc.*	47,979	825,719
NII Holdings, Inc.*	25,689	1,088,700
SBA Communications Corp., Class A*	19,518	745,392

		8,392,956

Total Telecommunication Services		13,597,292

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,833	633,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (0.0%)
National Fuel Gas Co.	2,100	$152,880
Oneok, Inc.	1,400	103,614

		256,494

Water Utilities (0.0%)
Aqua America, Inc.	2,400	52,752

Total Utilities		943,190

Total Common Stocks (99.5%) (Cost $775,788,050)		1,179,931,225

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $2,729)	515	$1,056

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $4,674,985)	$4,674,985	$4,674,985

Total Investments (99.9%) (Cost $780,465,764)		1,184,607,266
Other Assets Less Liabilities (0.1%)		786,303

Net Assets (100%)		$1,185,393,569

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,704,000.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	56	September-11	$3,545,447	$3,683,400	$137,953

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$165,488,208	$—	$—	$165,488,208
Consumer Staples	139,577,137	—	—	139,577,137
Energy	136,479,563	—	—	136,479,563
Financials	46,985,108	—	—	46,985,108
Health Care	128,348,241	—	—	128,348,241
Industrials	159,036,187	—	—	159,036,187
Information Technology	318,154,498	—	—	318,154,498
Materials	71,321,801	—	—	71,321,801
Telecommunication Services	13,597,292	—	—	13,597,292
Utilities	943,190	—	—	943,190
Futures	137,953	—	—	137,953
Rights
Health Care	1,056	—	—	1,056
Short-Term Investments	—	4,674,985	—	4,674,985

Total Assets	$1,180,070,234	$4,674,985	$—	$1,184,745,219

Total Liabilities	$—	$—	$—	$—

Total	$1,180,070,234	$4,674,985	$—	$1,184,745,219

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	137,953	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$137,953

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	180,400	—	—	180,400
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$180,400	$—	$—	$180,400

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	49,316	—	—	49,316
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$49,316	$—	$—	$49,316

The Portfolio held futures contracts with an average notional value of approximately $5,830,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,332,876
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$265,687,817

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,949,021
Aggregate gross unrealized depreciation	(3,594,915)

Net unrealized appreciation	$396,354,106

Federal income tax cost of investments	$788,253,160

The Portfolio has a net capital loss carryforward of $172,646,029 of which $103,882,638 expires in the year 2011 and $68,763,391 expires in the year 2016. The Portfolio had a net capital loss carryforward of $163,685,759 expire during 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $780,465,764)	$1,184,607,266
Cash	1,660
Dividends, interest and other receivables	1,115,601
Receivable from Separate Accounts for Trust shares sold	757,392
Due from broker for futures variation margin	31,353
Receivable for securities sold	2,669
Other assets	9,248

Total assets	1,186,525,189

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	481,668
Investment management fees payable	331,539
Distribution fees payable - Class IB	126,872
Administrative fees payable	98,895
Trustees’ fees payable	1,185
Accrued expenses	91,461

Total liabilities	1,131,620

NET ASSETS	$1,185,393,569

Net assets were comprised of:
Paid in capital	906,385,511
Accumulated undistributed net investment income (loss)	5,901,889
Accumulated undistributed net realized gain (loss) on investments and futures	(131,173,286)
Unrealized appreciation (depreciation) on investments and futures	404,279,455

Net assets	$1,185,393,569

Class IA
Net asset value, offering and redemption price per share, $550,226,889 / 58,880,088 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.34

Class IB
Net asset value, offering and redemption price per share, $635,166,680 / 69,471,662 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,621 foreign withholding tax)	$8,976,834

EXPENSES
Investment management fees	2,092,613
Distribution fees - Class IB	785,051
Administrative fees	623,327
Printing and mailing expenses	47,480
Custodian fees	34,374
Professional fees	22,119
Trustees’ fees	13,743
Miscellaneous	25,929

Total expenses	3,644,636

NET INVESTMENT INCOME (LOSS)	5,332,198

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	49,183,088
Futures	180,400

Net realized gain (loss)	49,363,488

Change in unrealized appreciation (depreciation) on:
Securities	22,292,170
Futures	49,316

Net change in unrealized appreciation (depreciation)	22,341,486

NET REALIZED AND UNREALIZED GAIN (LOSS)	71,704,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,037,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,332,198	$11,768,151
Net realized gain (loss) on investments and futures	49,363,488	86,848,800
Net change in unrealized appreciation (depreciation) on investments and futures	22,341,486	78,205,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,037,172	176,822,412

DIVIDENDS:
Dividends from net investment income
Class IA	—	(6,858,528)
Class IB	—	(5,450,816)

TOTAL DIVIDENDS	—	(12,309,344)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 856,551 and 1,888,607 shares, respectively ]	7,844,034	14,761,791
Capital shares issued in reinvestment of dividends and distributions [ 0 and 801,568 shares, respectively ]	—	6,858,528
Capital shares repurchased [ (8,940,397) and (12,970,585) shares, respectively ]	(82,438,877)	(105,288,077)

Total Class IA transactions	(74,594,843)	(83,667,758)

Class IB
Capital shares sold [ 4,378,490 and 6,953,320 shares, respectively ]	39,309,008	53,681,591
Capital shares issued in reinvestment of dividends and distributions [ 0 and 652,744 shares, respectively ]	—	5,450,816
Capital shares repurchased [ (6,023,690) and (14,684,368) shares, respectively ]	(54,103,682)	(111,782,444)

Total Class IB transactions	(14,794,674)	(52,650,037)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,389,517)	(136,317,795)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,352,345)	28,195,273
NET ASSETS:
Beginning of period	1,197,745,914	1,169,550,641

End of period (a)	$1,185,393,569	$1,197,745,914

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,901,889	$569,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010		2009	2008		2007	2006
Net asset value, beginning of period	$8.77	$7.60		$5.68	$8.95		$7.82	$7.85

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09	(e)	0.09 (e)	0.03	(e)	0.01 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	0.52	1.18		1.99	(3.28)		1.12	(0.03)

Total from investment operations	0.57	1.27		2.08	(3.25)		1.13	(0.03)

Less distributions:
Dividends from net investment income	—	(0.10)		(0.16)	(0.02)		—	—

Total dividends and distributions	—	(0.10)		(0.16)	(0.02)		—	—

Net asset value, end of period	$9.34	$8.77		$7.60	$5.68		$8.95	$7.82

Total return (b)	6.50%	16.74	%(aa)	36.67%	(36.18	)%(k)	14.32%	(0.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$550,227	$587,034		$587,223	$5,568		$7,442	$108,447
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.49%		0.50%	0.80%		0.80%	0.80%
After waivers and fees paid indirectly (a)	0.48%	0.49%		0.50%	0.68%		0.78%	0.78%
Before waivers and fees paid indirectly (a)	0.48%	0.49%		0.50%	1.01%		1.03%	0.98%
Ratio of net investment income to average net assets:
After waivers (a)	1.02%	1.16%		1.45%	0.31%		0.05%	(0.07)%
After waivers and fees paid indirectly (a)	1.02%	1.16%		1.45%	0.43%		0.07%	(0.05)%
Before waivers and fees paid indirectly (a)	1.02%	1.16%		1.45%	0.10%		(0.18)%	(0.25)%
Portfolio turnover rate	16%	23%		49%	131%		89%	83%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010		2009		2008		2007		2006
Net asset value, beginning of period	$8.59	$7.45		$5.57		$8.76		$7.68		$7.72

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.07	(e)	0.09	(e)	0.01	(e)	(0.02	)(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments and futures	0.52	1.15		1.93		(3.19)		1.10		(0.02)

Total from investment operations	0.55	1.22		2.02		(3.18)		1.08		(0.04)

Less distributions:
Dividends from net investment income	—	(0.08)		(0.14)		(0.01)		—		—

Total dividends and distributions	—	(0.08)		(0.14)		(0.01)		—		—

Net asset value, end of period	$9.14	$8.59		$7.45		$5.57		$8.76		$7.68

Total return (b)	6.40%	16.36	%(bb)	36.27%		(36.29	)%(l)	14.06%		(0.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$635,167	$610,712		$582,328		$446,803		$754,477		$728,698
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.74%		0.75	%(c)	1.05%		1.05%		1.05%
After waivers and fees paid indirectly (a)	0.73%	0.74%		0.75	%(c)	0.93	%(c)	1.03	%(c)	1.03%
Before waivers and fees paid indirectly (a)	0.73%	0.74%		0.75	%(c)	1.26	%(c)	1.28%		1.23	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.77%	0.91%		1.47%		0.05%		(0.20)%		(0.30)%
After waivers and fees paid indirectly (a)	0.77%	0.91%		1.47%		0.16%		(0.19)%		(0.28)%
Before waivers and fees paid indirectly (a)	0.77%	0.91%		1.47%		(0.17)%		(0.43)%		(0.50)%
Portfolio turnover rate	16%	23%		49%		131%		89%		83%

#	Per share amount is less than $0.005
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(k)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.49)%.
(l)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.69)%.
(aa)	Includes a gain incurred resulting from a litigation payment. Without the gain, the total return would have been 16.21%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without the gain, the total return would have been 15.95%.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	19.4%
Consumer Discretionary	14.3
Industrials	13.4
Energy	9.5
Exchange Traded Funds	9.4
Health Care	7.5
Consumer Staples	6.6
Materials	6.4
Financials	3.3
Telecommunication Services	0.6
Utilities	0.1
Cash and Other	9.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,057.60	$3.42
Hypothetical (5% average return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	1,058.30	4.70
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.67% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (0.2%)
BorgWarner, Inc.*	17,920	$1,447,757
Gentex Corp.	23,364	706,294
Goodyear Tire & Rubber Co.*	39,964	670,196
Johnson Controls, Inc.	28,085	1,170,021
Visteon Corp.*	464	31,742

		4,026,010

Automobiles (0.3%)
Ford Motor Co.*	342,003	4,716,221
Harley-Davidson, Inc.	38,665	1,584,105
Tesla Motors, Inc.*	8,382	244,168

		6,544,494

Distributors (0.1%)
Genuine Parts Co.	7,033	382,595
LKQ Corp.*	23,881	623,055

		1,005,650

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	19,748	862,593
DeVry, Inc.	9,151	541,099
H&R Block, Inc.	29,385	471,335
ITT Educational Services, Inc.*	4,581	358,417
Weight Watchers International, Inc.	4,744	358,030

		2,591,474

Hotels, Restaurants & Leisure (4.9%)
Bally Technologies, Inc.*	6,568	267,186
Brinker International, Inc.	12,803	313,161
Chipotle Mexican Grill, Inc.*	28,144	8,673,699
Choice Hotels International, Inc.	406	13,544
Darden Restaurants, Inc.	22,322	1,110,743
Hyatt Hotels Corp., Class A*	376	15,348
International Game Technology	25,223	443,420
Las Vegas Sands Corp.*	64,175	2,708,827
Marriott International, Inc., Class A	45,518	1,615,434
McDonald’s Corp.	356,262	30,040,012
MGM Resorts International*	12,762	168,586
Panera Bread Co., Class A*	4,750	596,885
Royal Caribbean Cruises Ltd.*	12,331	464,139
Starbucks Corp.	763,710	30,158,908
Starwood Hotels & Resorts Worldwide, Inc.	31,922	1,788,909
Wynn Resorts Ltd.	177,962	25,544,666
Yum! Brands, Inc.	76,178	4,208,073

		108,131,540

Household Durables (0.2%)
Garmin Ltd.	1,163	38,414
Harman International Industries, Inc.	71,741	3,269,237
Leggett & Platt, Inc.	17,571	428,381
Tempur-Pedic International, Inc.*	11,204	759,855
Tupperware Brands Corp.	10,206	688,395

		5,184,282

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	151,352	$30,949,970
Expedia, Inc.	18,620	539,794
Netflix, Inc.*	8,594	2,257,558
priceline.com, Inc.*	55,702	28,515,525

		62,262,847

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	19,934	875,700
Mattel, Inc.	42,265	1,161,865
Polaris Industries, Inc.	5,300	589,201

		2,626,766

Media (2.9%)
Cablevision Systems Corp. - New York Group, Class A	35,548	1,287,193
CBS Corp., Class B	16,971	483,504
Charter Communications, Inc., Class A*	9,483	514,548
Comcast Corp., Class A	196,748	4,985,594
DIRECTV, Class A*	125,626	6,384,313
Discovery Communications, Inc., Class A*	45,584	1,867,121
DISH Network Corp., Class A*	24,602	754,543
Interpublic Group of Cos., Inc.	29,907	373,838
John Wiley & Sons, Inc., Class A	7,626	396,628
Lamar Advertising Co., Class A*	2,854	78,114
Liberty Global, Inc., Class A*	40,139	1,807,861
McGraw-Hill Cos., Inc.	41,036	1,719,819
Morningstar, Inc.	3,994	242,755
Omnicom Group, Inc.	46,002	2,215,456
Regal Entertainment Group, Class A	4,424	54,636
Scripps Networks Interactive, Inc., Class A	15,327	749,184
Sirius XM Radio, Inc.*	645,824	1,414,355
Thomson Reuters Corp.	29,056	1,091,343
Time Warner Cable, Inc.	55,044	4,295,634
Time Warner, Inc.	752,106	27,354,095
Viacom, Inc., Class B	95,739	4,882,689
Virgin Media, Inc.	51,919	1,553,936

		64,507,159

Multiline Retail (0.3%)
Big Lots, Inc.*	4,233	140,324
Dollar General Corp.*	16,213	549,459
Dollar Tree, Inc.*	20,007	1,332,866
Family Dollar Stores, Inc.	20,011	1,051,778
Kohl’s Corp.	40,205	2,010,652
Macy’s, Inc.	8,649	252,897
Nordstrom, Inc.	26,685	1,252,594
Target Corp.	5,976	280,334

		6,870,904

Specialty Retail (1.8%)
Aaron’s, Inc.	9,554	269,996
Abercrombie & Fitch Co., Class A	12,358	826,997
Advance Auto Parts, Inc.	12,743	745,338
AutoNation, Inc.*	2,996	109,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

AutoZone, Inc.*	4,361	$1,285,841
Bed Bath & Beyond, Inc.*	40,766	2,379,511
CarMax, Inc.*	6,098	201,661
Chico’s FAS, Inc.	19,202	292,446
Dick’s Sporting Goods, Inc.*	15,416	592,745
DSW, Inc., Class A*	3,274	165,697
Guess?, Inc.	10,609	446,215
Home Depot, Inc.	157,665	5,710,626
Limited Brands, Inc.	43,561	1,674,920
O’Reilly Automotive, Inc.*	22,562	1,478,037
PetSmart, Inc.	18,553	841,750
Ross Stores, Inc.	19,227	1,540,467
Sally Beauty Holdings, Inc.*	14,406	246,343
Tiffany & Co.	20,899	1,640,990
TJX Cos., Inc.	301,178	15,820,880
Tractor Supply Co.	11,825	790,856
Ulta Salon Cosmetics & Fragrance, Inc.*	7,424	479,442
Urban Outfitters, Inc.*	19,682	554,048
Williams-Sonoma, Inc.	8,950	326,586

		38,421,076

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	48,038	3,071,069
Deckers Outdoor Corp.*	6,332	558,102
Fossil, Inc.*	8,564	1,008,154
Hanesbrands, Inc.*	15,802	451,147
NIKE, Inc., Class B	58,417	5,256,362
Phillips-Van Heusen Corp.	1,457	95,390
Polo Ralph Lauren Corp.	10,277	1,362,833
Under Armour, Inc., Class A*	5,960	460,768

		12,263,825

Total Consumer Discretionary		314,436,027

Consumer Staples (6.6%)
Beverages (2.0%)
Brown-Forman Corp., Class B	14,309	1,068,739
Coca-Cola Co.	323,243	21,751,022
Coca-Cola Enterprises, Inc.	40,745	1,188,939
Dr. Pepper Snapple Group, Inc.	36,225	1,518,914
Hansen Natural Corp.*	11,458	927,525
PepsiCo, Inc.	258,620	18,214,607

		44,669,746

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club, Inc.*	901	45,365
Costco Wholesale Corp.	71,480	5,807,035
Kroger Co.	74,333	1,843,458
Sysco Corp.	95,119	2,965,811
Walgreen Co.	141,401	6,003,887
Wal-Mart Stores, Inc.	220,657	11,725,713
Whole Foods Market, Inc.	25,304	1,605,539

		29,996,808

Food Products (1.3%)
Bunge Ltd.	6,196	427,214
Campbell Soup Co.	21,981	759,444
ConAgra Foods, Inc.	8,441	217,862
Corn Products International, Inc.	10,095	558,052

	Number of Shares	Value (Note 1)

Flowers Foods, Inc.	18,309	$403,530
General Mills, Inc.	78,764	2,931,596
Green Mountain Coffee Roasters, Inc.*	20,105	1,794,572
H.J. Heinz Co.	30,756	1,638,680
Hershey Co.	18,556	1,054,909
Hormel Foods Corp.	11,935	355,782
Kellogg Co.	37,643	2,082,411
McCormick & Co., Inc. (Non-Voting)	14,834	735,321
Mead Johnson Nutrition Co.	209,262	14,135,648
Sara Lee Corp.	79,472	1,509,173

		28,604,194

Household Products (0.6%)
Church & Dwight Co., Inc.	13,544	549,074
Clorox Co.	1,266	85,379
Colgate-Palmolive Co.	72,155	6,307,068
Kimberly-Clark Corp.	56,314	3,748,260
Procter & Gamble Co.	30,603	1,945,433

		12,635,214

Personal Products (0.2%)
Avon Products, Inc.	70,395	1,971,060
Estee Lauder Cos., Inc., Class A	18,465	1,942,333
Herbalife Ltd.	19,514	1,124,787

		5,038,180

Tobacco (1.1%)
Altria Group, Inc.	255,520	6,748,283
Philip Morris International, Inc.	263,334	17,582,811
Reynolds American, Inc.	16,733	619,958

		24,951,052

Total Consumer Staples		145,895,194

Energy (9.5%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	2,656	117,209
Baker Hughes, Inc.	28,307	2,053,956
Cameron International Corp.*	29,552	1,486,170
CARBO Ceramics, Inc.	3,140	511,663
Core Laboratories N.V.	7,466	832,758
Diamond Offshore Drilling, Inc.	5,319	374,511
Dresser-Rand Group, Inc.*	13,058	701,867
FMC Technologies, Inc.*	39,321	1,761,188
Halliburton Co.	627,178	31,986,078
Helmerich & Payne, Inc.	14,461	956,161
McDermott International, Inc.*	33,594	665,497
Oceaneering International, Inc.	17,765	719,482
Oil States International, Inc.*	7,052	563,525
Patterson-UTI Energy, Inc.	2,816	89,014
Rowan Cos., Inc.*	3,449	133,856
RPC, Inc.	7,027	172,442
Schlumberger Ltd.	222,017	19,182,269
Superior Energy Services, Inc.*	13,041	484,343
Tidewater, Inc.	549	29,542

		62,821,531

Oil, Gas & Consumable Fuels (6.7%)
Alpha Natural Resources, Inc.*	20,801	945,197
Anadarko Petroleum Corp.	128,677	9,877,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Apache Corp.	18,071	$2,229,781
Arch Coal, Inc.	2,851	76,008
Brigham Exploration Co.*	19,164	573,579
Cabot Oil & Gas Corp.	17,097	1,133,702
Chevron Corp.	18,751	1,928,353
Cimarex Energy Co.	3,723	334,772
Cobalt International Energy, Inc.*	18,053	246,062
Concho Resources, Inc.*	16,918	1,553,918
Consol Energy, Inc.	37,087	1,797,978
Continental Resources, Inc.*	6,857	445,088
Denbury Resources, Inc.*	54,788	1,095,760
El Paso Corp.	118,405	2,391,781
EOG Resources, Inc.	178,916	18,705,668
EQT Corp.	8,617	452,565
EXCO Resources, Inc.	22,337	394,248
Exxon Mobil Corp.	594,809	48,405,556
Forest Oil Corp.*	14,606	390,126
Frontier Oil Corp.	17,475	564,617
Holly Corp.*	7,214	500,652
Kinder Morgan, Inc.	397,913	11,432,040
Kosmos Energy Ltd.*	4,542	77,123
Murphy Oil Corp.	4,847	318,254
Newfield Exploration Co.*	12,700	863,854
Noble Energy, Inc.	5,807	520,481
Occidental Petroleum Corp.	251,725	26,189,469
Peabody Energy Corp.	44,301	2,609,772
Petrohawk Energy Corp.*	41,167	1,015,590
Pioneer Natural Resources Co.	15,496	1,387,977
QEP Resources, Inc.	22,710	949,959
Quicksilver Resources, Inc.*	1,354	19,985
Range Resources Corp.	26,299	1,459,595
SandRidge Energy, Inc.*	67,110	715,393
SM Energy Co.	8,416	618,408
Southwestern Energy Co.*	56,928	2,441,073
Ultra Petroleum Corp.*	25,028	1,146,282
Whiting Petroleum Corp.*	19,209	1,093,184

		146,901,097

Total Energy		209,722,628

Financials (3.3%)
Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	6,082	617,019
BlackRock, Inc.	7,446	1,428,217
Charles Schwab Corp.	164,286	2,702,505
Eaton Vance Corp.	19,442	587,732
Federated Investors, Inc., Class B	11,990	285,842
Franklin Resources, Inc.	23,705	3,112,229
Greenhill & Co., Inc.	4,860	261,565
Lazard Ltd., Class A	18,154	673,513
LPL Investment Holdings, Inc.*	4,733	161,916
SEI Investments Co.	23,850	536,863
T. Rowe Price Group, Inc.	42,504	2,564,691
TD Ameritrade Holding Corp.	35,805	698,556
Waddell & Reed Financial, Inc., Class A	14,136	513,844

		14,144,492

	Number of Shares	Value (Note 1)

Commercial Banks (0.5%)
PNC Financial Services Group, Inc.	144,659	$8,623,123
Wells Fargo & Co.	56,346	1,581,069

		10,204,192

Consumer Finance (1.2%)
American Express Co.	490,841	25,376,480
Discover Financial Services	8,848	236,684
Green Dot Corp., Class A*	3,626	123,211

		25,736,375

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	8,634	212,396
IntercontinentalExchange, Inc.*	12,028	1,500,012
Moody’s Corp.	32,613	1,250,709
MSCI, Inc., Class A*	19,664	740,939
NASDAQ OMX Group, Inc.*	2,481	62,769
NYSE Euronext	13,244	453,872

		4,220,697

Insurance (0.0%)
Erie Indemnity Co., Class A	4,530	320,362
Validus Holdings Ltd.	1,752	54,224

		374,586

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	13,269	338,758
Boston Properties, Inc. (REIT)	19,561	2,076,596
Camden Property Trust (REIT)	8,284	527,028
Corporate Office Properties Trust/Maryland (REIT)	3,674	114,298
Digital Realty Trust, Inc. (REIT)	15,575	962,223
Equity Residential (REIT)	3,524	211,440
Essex Property Trust, Inc. (REIT)	2,978	402,894
Federal Realty Investment Trust (REIT)	7,702	656,056
Macerich Co. (REIT)	7,673	410,506
Plum Creek Timber Co., Inc. (REIT)	15,984	647,991
Public Storage (REIT)	21,647	2,467,974
Rayonier, Inc. (REIT)	13,279	867,783
Simon Property Group, Inc. (REIT)	39,218	4,558,308
UDR, Inc. (REIT)	2,372	58,233
Ventas, Inc. (REIT)	25,177	1,327,080
Vornado Realty Trust (REIT)	3,319	309,264
Weyerhaeuser Co. (REIT)	25,569	558,938

		16,495,370

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	47,814	1,200,610
Jones Lang LaSalle, Inc.	5,444	513,369

		1,713,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	7,861	$64,382
People’s United Financial, Inc.	11,564	155,420

		219,802

Total Financials		73,109,493

Health Care (7.5%)
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.*	30,084	1,414,851
Amylin Pharmaceuticals, Inc.*	21,406	285,984
Biogen Idec, Inc.*	159,855	17,091,697
BioMarin Pharmaceutical, Inc.*	18,158	494,079
Celgene Corp.*	75,725	4,567,732
Dendreon Corp.*	23,868	941,354
Gilead Sciences, Inc.*	128,730	5,330,709
Human Genome Sciences, Inc.*	31,038	761,672
Myriad Genetics, Inc.*	14,107	320,370
Pharmasset, Inc.*	6,087	682,961
Regeneron Pharmaceuticals, Inc.*	11,932	676,664
United Therapeutics Corp.*	8,472	466,807
Vertex Pharmaceuticals, Inc.*	29,829	1,550,810

		34,585,690

Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	83,994	5,013,602
Becton, Dickinson and Co.	35,776	3,082,818
C.R. Bard, Inc.	14,011	1,539,248
CareFusion Corp.*	11,453	311,178
Cooper Cos., Inc.	2,046	162,125
Covidien plc	43,313	2,305,551
DENTSPLY International, Inc.	9,398	357,876
Edwards Lifesciences Corp.*	18,766	1,636,020
Gen-Probe, Inc.*	7,685	531,418
Hill-Rom Holdings, Inc.	9,370	431,395
IDEXX Laboratories, Inc.*	9,386	727,978
Intuitive Surgical, Inc.*	6,429	2,392,295
Kinetic Concepts, Inc.*	8,211	473,200
Medtronic, Inc.	151,113	5,822,384
ResMed, Inc.*	25,029	774,647
Sirona Dental Systems, Inc.*	9,129	484,750
St. Jude Medical, Inc.	53,810	2,565,661
Stryker Corp.	51,299	3,010,738
Thoratec Corp.*	9,428	309,427
Varian Medical Systems, Inc.*	19,178	1,342,844

		33,275,155

Health Care Providers & Services (1.1%)
AMERIGROUP Corp.*	4,783	337,058
AmerisourceBergen Corp.	44,825	1,855,755
Brookdale Senior Living, Inc.*	13,876	336,493
Cardinal Health, Inc.	28,687	1,302,963
Catalyst Health Solutions, Inc.*	6,975	389,344
DaVita, Inc.*	15,625	1,353,281
Express Scripts, Inc.*	86,572	4,673,157
HCA Holdings, Inc.*	13,235	436,755
Health Management Associates, Inc., Class A*	41,451	446,842
Henry Schein, Inc.*	7,985	571,646
Laboratory Corp. of America Holdings*	16,395	1,586,872

	Number of Shares	Value (Note 1)

Lincare Holdings, Inc.	15,497	$453,597
McKesson Corp.	41,254	3,450,897
Medco Health Solutions, Inc.*	65,413	3,697,143
MEDNAX, Inc.*	7,878	568,713
Patterson Cos., Inc.	6,722	221,087
Quest Diagnostics, Inc.	23,638	1,397,006
Tenet Healthcare Corp.*	4,410	27,518
Universal Health Services, Inc., Class B	14,788	762,026

		23,868,153

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	25,101	487,462
Cerner Corp.*	23,262	1,421,541
Emdeon, Inc., Class A*	260	3,411

		1,912,414

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.*	295,237	15,089,563
Bruker Corp.*	13,875	282,495
Charles River Laboratories International, Inc.*	8,459	343,858
Covance, Inc.*	9,930	589,544
Illumina, Inc.*	20,146	1,513,972
Life Technologies Corp.*	2,545	132,518
Mettler-Toledo International, Inc.*	5,260	887,204
Pharmaceutical Product Development, Inc.	16,361	439,129
Techne Corp.	6,088	507,557
Waters Corp.*	14,879	1,424,516

		21,210,356

Pharmaceuticals (2.3%)
Abbott Laboratories, Inc.	238,795	12,565,393
Allergan, Inc.	271,170	22,574,902
Eli Lilly and Co.	55,367	2,077,924
Endo Pharmaceuticals Holdings, Inc.*	19,076	766,283
Hospira, Inc.*	23,031	1,304,936
Johnson & Johnson	91,496	6,086,314
Mylan, Inc.*	65,053	1,604,858
Perrigo Co.	13,581	1,193,362
Warner Chilcott plc, Class A	25,317	610,899
Watson Pharmaceuticals, Inc.*	19,519	1,341,541

		50,126,412

Total Health Care		164,978,180

Industrials (13.4%)
Aerospace & Defense (3.6%)
Alliant Techsystems, Inc.	363	25,893
BE Aerospace, Inc.*	15,026	613,211
Boeing Co.	107,146	7,921,304
Goodrich Corp.	201,592	19,252,036
Honeywell International, Inc.	128,770	7,673,404
Lockheed Martin Corp.	40,891	3,310,944
Precision Castparts Corp.	158,104	26,031,824
Rockwell Collins, Inc.	25,210	1,555,205
Spirit AeroSystems Holdings, Inc., Class A*	3,965	87,230

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Textron, Inc.	2,626	$62,000
TransDigm Group, Inc.*	8,181	746,025
United Technologies Corp.	141,666	12,538,858

		79,817,934

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	27,092	2,135,933
Expeditors International of Washington, Inc.	34,753	1,779,006
FedEx Corp.	2,996	284,171
United Parcel Service, Inc., Class B	120,216	8,767,353
UTi Worldwide, Inc.	15,164	298,579

		13,265,042

Airlines (0.1%)
AMR Corp.*	25,694	138,748
Copa Holdings S.A., Class A	4,138	276,170
Delta Air Lines, Inc.*	83,176	762,724
Southwest Airlines Co.	22,824	260,650
United Continental Holdings, Inc.*	46,205	1,045,619

		2,483,911

Building Products (0.1%)
Armstrong World Industries, Inc.	347	15,809
Lennox International, Inc.	8,732	376,087
Masco Corp.	58,614	705,127

		1,097,023

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,041	40,214
Copart, Inc.*	9,699	451,973
Covanta Holding Corp.	1,285	21,190
Iron Mountain, Inc.	29,523	1,006,439
KAR Auction Services, Inc.*	950	17,965
Stericycle, Inc.*	14,050	1,252,136
Waste Connections, Inc.	16,288	516,818

		3,306,735

Construction & Engineering (0.1%)
Aecom Technology Corp.*	8,748	239,170
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	9,454	367,761
Fluor Corp.	28,520	1,844,103
KBR, Inc.	1,620	61,058

		2,512,092

Electrical Equipment (1.7%)
AMETEK, Inc.	26,319	1,181,723
Babcock & Wilcox Co.*	19,243	533,224
Cooper Industries plc	17,658	1,053,653
Emerson Electric Co.	122,989	6,918,131
General Cable Corp.*	4,437	188,928
GrafTech International Ltd.*	1,127	22,844
Polypore International, Inc.*	6,391	433,565
Rockwell Automation, Inc.	287,015	24,901,421
Roper Industries, Inc.	15,694	1,307,310
Thomas & Betts Corp.*	2,081	112,062

		36,652,861

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.4%)
3M Co.	102,658	$9,737,111
Carlisle Cos., Inc.	856	42,141

		9,779,252

Machinery (4.8%)
Bucyrus International, Inc.	12,384	1,135,117
Caterpillar, Inc.	105,484	11,229,827
Cummins, Inc.	203,770	21,088,157
Danaher Corp.	427,546	22,655,663
Deere & Co.	68,674	5,662,171
Donaldson Co., Inc.	12,456	755,830
Dover Corp.	23,754	1,610,521
Eaton Corp.	423,593	21,793,860
Flowserve Corp.	8,315	913,735
Gardner Denver, Inc.	8,557	719,216
Graco, Inc.	9,929	503,003
Harsco Corp.	1,225	39,935
IDEX Corp.	12,157	557,398
Illinois Tool Works, Inc.	68,163	3,850,528
Ingersoll-Rand plc	42,981	1,951,767
Joy Global, Inc.	17,148	1,633,176
Kennametal, Inc.	1,567	66,143
Lincoln Electric Holdings, Inc.	8,475	303,829
Manitowoc Co., Inc.	21,580	363,407
Navistar International Corp.*	6,419	362,417
Nordson Corp.	9,932	544,770
PACCAR, Inc.	59,802	3,055,284
Pall Corp.	19,004	1,068,595
Parker Hannifin Corp.	10,935	981,307
Snap-On, Inc.	1,728	107,965
SPX Corp.	2,290	189,291
Timken Co.	12,079	608,782
Toro Co.	5,060	306,130
Valmont Industries, Inc.	3,720	358,571
WABCO Holdings, Inc.*	11,044	762,699
Wabtec Corp.	7,904	519,451

		105,698,545

Marine (0.0%)
Kirby Corp.*	6,232	353,167

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,074	609,910
Equifax, Inc.	1,076	37,359
IHS, Inc., Class A*	8,087	674,617
Nielsen Holdings N.V.*	11,362	354,040
Robert Half International, Inc.	24,025	649,396
Towers Watson & Co., Class A	1,937	127,280
Verisk Analytics, Inc., Class A*	16,379	567,041

		3,019,643

Road & Rail (1.5%)
Con-way, Inc.	806	31,281
CSX Corp.	180,438	4,731,084
Hertz Global Holdings, Inc.*	40,022	635,549
J.B. Hunt Transport Services, Inc.	14,957	704,325
Kansas City Southern*	13,471	799,235
Landstar System, Inc.	7,596	353,062
Union Pacific Corp.	254,917	26,613,335

		33,867,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.2%)
Fastenal Co.	48,252	$1,736,590
MSC Industrial Direct Co., Class A	7,252	480,880
W.W. Grainger, Inc.	9,317	1,431,557
WESCO International, Inc.*	3,333	180,282

		3,829,309

Total Industrials		295,683,385

Information Technology (19.4%)
Communications Equipment (1.1%)
Acme Packet, Inc.*	8,753	613,848
Ciena Corp.*	15,561	286,011
F5 Networks, Inc.*	13,274	1,463,458
Harris Corp.	5,599	252,291
JDS Uniphase Corp.*	37,095	618,003
Juniper Networks, Inc.*	87,227	2,747,650
Polycom, Inc.*	14,442	928,621
QUALCOMM, Inc.	273,163	15,512,927
Riverbed Technology, Inc.*	25,122	994,580

		23,417,389

Computers & Peripherals (4.6%)
Apple, Inc.*	251,700	84,488,139
Dell, Inc.*	197,354	3,289,891
EMC Corp.*	336,657	9,274,901
NCR Corp.*	20,398	385,318
NetApp, Inc.*	60,195	3,177,092
QLogic Corp.*	13,989	222,705

		100,838,046

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	28,827	1,556,370
Arrow Electronics, Inc.*	2,672	110,888
Dolby Laboratories, Inc., Class A*	8,652	367,364
FLIR Systems, Inc.	26,135	881,011
IPG Photonics Corp.*	4,513	328,140
Jabil Circuit, Inc.	26,032	525,846
National Instruments Corp.	14,868	441,431
Trimble Navigation Ltd.*	20,071	795,614

		5,006,664

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	27,800	874,866
Baidu, Inc. (ADR)*	166,746	23,366,117
eBay, Inc.*	102,969	3,322,810
Equinix, Inc.*	7,667	774,520
Google, Inc., Class A*	41,179	20,852,222
LinkedIn Corp., Class A*	1,476	132,973
Rackspace Hosting, Inc.*	16,867	720,895
VeriSign, Inc.	27,565	922,325
VistaPrint N.V.*	7,068	338,204
WebMD Health Corp.*	9,702	442,217

		51,747,149

IT Services (4.8%)
Accenture plc, Class A	260,218	15,722,372
Alliance Data Systems Corp.*	8,349	785,390
Automatic Data Processing, Inc.	81,764	4,307,327

	Number of Shares	Value (Note 1)

Booz Allen Hamilton Holding Corp.*	1,842	$35,201
Broadridge Financial Solutions, Inc.	19,067	458,943
Cognizant Technology Solutions Corp., Class A*	49,783	3,651,085
DST Systems, Inc.	845	44,616
Fiserv, Inc.*	18,826	1,179,072
FleetCor Technologies, Inc.*	2,434	72,144
Gartner, Inc.*	15,921	641,457
Genpact Ltd.*	16,002	275,874
Global Payments, Inc.	13,082	667,182
International Business Machines Corp.	198,171	33,996,235
Lender Processing Services, Inc.	14,116	295,166
Mastercard, Inc., Class A	17,551	5,288,818
NeuStar, Inc., Class A*	9,668	253,302
Paychex, Inc.	48,640	1,494,221
SAIC, Inc.*	15,199	255,647
Teradata Corp.*	27,623	1,662,905
VeriFone Systems, Inc.*	14,625	648,619
Visa, Inc., Class A	372,696	31,403,365
Western Union Co.	103,479	2,072,684

		105,211,625

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	8,947	377,295

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	100,609	703,257
Altera Corp.	52,727	2,443,897
Analog Devices, Inc.	49,032	1,919,113
Applied Materials, Inc.	13,590	176,806
Atmel Corp.*	70,084	986,082
Avago Technologies Ltd.	31,307	1,189,666
Broadcom Corp., Class A*	87,722	2,950,968
Cree, Inc.*	1,058	35,538
Cypress Semiconductor Corp.*	26,952	569,765
First Solar, Inc.*	9,744	1,288,839
Freescale Semiconductor Holdings I Ltd.*	4,436	81,578
Intersil Corp., Class A	10,259	131,828
KLA-Tencor Corp.	21,243	859,917
Lam Research Corp.*	20,322	899,858
Linear Technology Corp.	37,270	1,230,655
LSI Corp.*	29,969	213,379
Maxim Integrated Products, Inc.	48,327	1,235,238
MEMC Electronic Materials, Inc.*	22,353	190,671
Microchip Technology, Inc.	31,173	1,181,768
National Semiconductor Corp.	38,814	955,213
NVIDIA Corp.*	98,234	1,565,359
ON Semiconductor Corp.*	72,790	762,111
PMC-Sierra, Inc.*	2,284	17,290
Silicon Laboratories, Inc.*	6,535	269,634
Skyworks Solutions, Inc.*	30,967	711,622
Texas Instruments, Inc.	120,648	3,960,874
Varian Semiconductor Equipment Associates, Inc.*	12,344	758,415
Xilinx, Inc.	43,468	1,585,278

		28,874,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Software (5.1%)
Adobe Systems, Inc.*	82,537	$2,595,789
ANSYS, Inc.*	15,026	821,471
Ariba, Inc.*	15,808	544,902
Autodesk, Inc.*	37,607	1,451,630
BMC Software, Inc.*	28,937	1,582,854
Cadence Design Systems, Inc.*	44,160	466,330
Citrix Systems, Inc.*	30,762	2,460,960
Compuware Corp.*	26,205	255,761
Electronic Arts, Inc.*	54,406	1,283,982
FactSet Research Systems, Inc.	7,535	770,981
Fortinet, Inc.*	19,629	535,675
Informatica Corp.*	17,312	1,011,540
Intuit, Inc.*	49,512	2,567,692
MICROS Systems, Inc.*	13,277	660,000
Microsoft Corp.	1,214,159	31,568,134
Nuance Communications, Inc.*	38,992	837,158
Oracle Corp.	1,566,508	51,553,778
Red Hat, Inc.*	31,588	1,449,889
Rovi Corp.*	18,483	1,060,185
Salesforce.com, Inc.*	21,910	3,264,152
Solera Holdings, Inc.	11,564	684,126
Symantec Corp.*	123,632	2,438,023
Synopsys, Inc.*	1,750	44,993
TIBCO Software, Inc.*	27,161	788,212
VMware, Inc., Class A*	13,868	1,389,990

		112,088,207

Total Information Technology		427,560,994

Materials (6.4%)
Chemicals (4.7%)
Air Products & Chemicals, Inc.	34,673	3,314,045
Airgas, Inc.	12,844	899,594
Albemarle Corp.	15,006	1,038,415
Celanese Corp.	25,510	1,359,938
CF Industries Holdings, Inc.	9,768	1,383,833
Dow Chemical Co.	552,775	19,899,900
E.I. du Pont de Nemours & Co.	151,955	8,213,168
Eastman Chemical Co.	11,633	1,187,380
Ecolab, Inc.	37,972	2,140,861
FMC Corp.	11,741	1,009,961
Huntsman Corp.	6,172	116,342
International Flavors & Fragrances, Inc.	13,157	845,206
Intrepid Potash, Inc.*	8,571	278,558
Kronos Worldwide, Inc.	3,576	112,465
Lubrizol Corp.	10,522	1,412,789
LyondellBasell Industries N.V., Class A	3,485	134,242
Monsanto Co.	313,036	22,707,631
Mosaic Co.	45,086	3,053,675
Nalco Holding Co.	20,134	559,927
PPG Industries, Inc.	25,880	2,349,645
Praxair, Inc.	240,050	26,019,019
Rockwood Holdings, Inc.*	10,624	587,401
Scotts Miracle-Gro Co., Class A	6,423	329,564
Sherwin-Williams Co.	14,688	1,231,883
Sigma-Aldrich Corp.	19,937	1,462,977
Solutia, Inc.*	20,021	457,480
Valspar Corp.	2,002	72,192

	Number of Shares	Value (Note 1)

W.R. Grace & Co.*	10,821	$493,762
Westlake Chemical Corp.	692	35,915

		102,707,768

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,499	279,815

Containers & Packaging (0.2%)
Ball Corp.	27,489	1,057,227
Crown Holdings, Inc.*	25,515	990,492
Packaging Corp. of America	15,088	422,313
Rock-Tenn Co., Class A	11,337	752,097
Silgan Holdings, Inc.	8,103	331,980
Temple-Inland, Inc.	4,617	137,310

		3,691,419

Metals & Mining (1.5%)
AK Steel Holding Corp.	3,646	57,461
Allegheny Technologies, Inc.	17,369	1,102,410
Allied Nevada Gold Corp.*	14,606	516,614
Carpenter Technology Corp.	7,208	415,757
Cliffs Natural Resources, Inc.	22,197	2,052,113
Compass Minerals International, Inc.	5,382	463,229
Freeport-McMoRan Copper & Gold, Inc.	463,248	24,505,819
Molycorp, Inc.*	9,175	560,226
Reliance Steel & Aluminum Co.	1,781	88,427
Royal Gold, Inc.	8,895	520,980
Schnitzer Steel Industries, Inc., Class A	1,044	60,134
Southern Copper Corp.	27,824	914,575
Steel Dynamics, Inc.	26,089	423,946
SXC Health Solutions Corp.*	10,129	596,801
Titanium Metals Corp.	7,450	136,484
Walter Energy, Inc.	10,195	1,180,581

		33,595,557

Paper & Forest Products (0.0%)
International Paper Co.	15,166	452,250

Total Materials		140,726,809

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	21,079	432,752
Verizon Communications, Inc.	104,618	3,894,928
Windstream Corp.	46,330	600,437

		4,928,117

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	64,895	3,395,955
Clearwire Corp., Class A*	25,534	96,518
Crown Castle International Corp.*	47,526	1,938,586
MetroPCS Communications, Inc.*	45,450	782,194
NII Holdings, Inc.*	24,373	1,032,928
SBA Communications Corp., Class A*	18,262	697,426

		7,943,607

Total Telecommunication Services		12,871,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,355	$599,638

Gas Utilities (0.0%)
National Fuel Gas Co.	1,979	144,072
Oneok, Inc.	1,319	97,619

		241,691

Water Utilities (0.0%)
Aqua America, Inc.	2,343	51,499

Total Utilities		892,828

Total Common Stocks (81.1%) (Cost $1,358,295,835)		1,785,877,262

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.4%)
iShares Morningstar Large Core Index Fund	25,823	1,901,451
iShares Morningstar Large Growth Index Fund	704,365	48,001,771
iShares Morningstar Large Value Index Fund	75,268	4,732,551
iShares NYSE 100 Index Fund	5,794	363,520
iShares Russell 1000 Growth Index Fund	1,152,073	70,138,204
iShares Russell 1000 Index Fund	37,625	2,780,111
iShares Russell 1000 Value Index Fund	26,990	1,842,877
iShares S&P 100 Index Fund	32,787	1,925,909
iShares S&P 500 Growth Index Fund	705,850	49,042,458
iShares S&P 500 Index Fund	15,679	2,076,213

	Number of Shares	Value (Note 1)

iShares S&P 500 Value Index Fund	67,704	$4,197,648
Vanguard Growth ETF	268,122	17,344,812
Vanguard Value ETF	68,500	3,839,425

Total Investment Companies (9.4%) (Cost $162,481,483)		208,186,950

SHORT-TERM INVESTMENTS:
Short-Term Investment (8.7%)
BlackRock Liquidity Funds TempFund 0.08% ‡	190,918,029	190,918,029

	Principal Amount	Value (Note 1)
Time Deposit (0.8%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$18,793,602	18,793,602

Total Short-Term Investments (9.5%) (Cost $209,711,631)		209,711,631

Total Investments (100.0%) (Cost $1,730,488,949)		2,203,775,843
Other Assets Less Liabilities (0.0%)		(766,578)

Net Assets (100%)		$2,203,009,265

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$310,363,499	$90,810,015	$210,255,485	$190,918,029	$12,695	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	893	September-11	$40,624,535	$41,453,060	$828,525
S&P 500 E-Mini Index	2,520	September-11	161,589,229	165,753,000	4,163,771

					$4,992,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$314,436,027	$—	$—	$314,436,027
Consumer Staples	145,895,194	—	—	145,895,194
Energy	209,722,628	—	—	209,722,628
Financials	73,109,493	—	—	73,109,493
Health Care	164,978,180	—	—	164,978,180
Industrials	295,683,385	—	—	295,683,385
Information Technology	427,560,994	—	—	427,560,994
Materials	140,726,809	—	—	140,726,809
Telecommunication Services	12,871,724	—	—	12,871,724
Utilities	892,828	—	—	892,828
Futures	4,992,296	—	—	4,992,296
Investment Companies
Exchange Traded Funds (ETFs)	208,186,950	—	—	208,186,950
Short-Term Investments	—	209,711,631	—	209,711,631

Total Assets	$1,999,056,508	$209,711,631	$—	$2,208,768,139

Total Liabilities	$—	$—	$—	$—

Total	$1,999,056,508	$209,711,631	$—	$2,208,768,139

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,992,296
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,992,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	21,453,294	—	—	21,453,294
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$21,453,294	$—	$—	$21,453,294

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,183,006)	—	—	(3,183,006)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,183,006)	$—	$—	$(3,183,006)

The Portfolio held futures contracts with an average notional balance of approximately $283,898,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$538,251,832
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$443,267,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$425,175,933
Aggregate gross unrealized depreciation	(4,909,065)

Net unrealized appreciation	$420,266,868

Federal income tax cost of investments	$1,783,508,975

The Portfolio has a net capital loss carryforward of $674,404,499 of which $51,610,054 expires in the year 2011. $58,268,818 expires in the year 2016 and $564,525,627 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $190,918,029)	$190,918,029
Unaffiliated Issuers (Cost $1,539,570,920)	2,012,857,814
Cash	23,152
Cash held as collateral at broker	13,374,000
Due from broker for futures variation margin	1,893,421
Dividends, interest and other receivables	1,605,515
Receivable from Separate Accounts for Trust shares sold	591,415
Receivable for securities sold	222,303
Receivable from investment sub-advisor	25,272
Other assets	27,372

Total assets	2,221,538,293

LIABILITIES
Payable for securities purchased	16,043,181
Investment management fees payable	872,070
Payable to Separate Accounts for Trust shares redeemed	767,986
Administrative fees payable	278,462
Distribution fees payable - Class IB	212,288
Accrued expenses	355,041

Total liabilities	18,529,028

NET ASSETS	$2,203,009,265

Net assets were comprised of:
Paid in capital	$2,402,954,022
Accumulated undistributed net investment income (loss)	4,297,931
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(682,521,870)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	478,279,182

Net assets	$2,203,009,265

Class IA
Net asset value, offering and redemption price per share, $1,138,326,179 / 63,303,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.98

Class IB
Net asset value, offering and redemption price per share, $1,064,683,086 / 60,464,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($12,695 of dividend income received from affiliates) (net of $7,923 foreign withholding tax)	$11,329,979

EXPENSES
Investment management fees	4,742,194
Administrative fees	1,492,836
Distribution fees - Class IB	978,791
Printing and mailing expenses	72,130
Custodian fees	55,460
Professional fees	33,401
Trustees’ fees	20,703
Miscellaneous	22,093

Gross expenses	7,417,608
Less: Reimbursement from sub-advisor	(91,719)
Fees paid indirectly	(859)

Net expenses	7,325,030

NET INVESTMENT INCOME (LOSS)	4,004,949

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	31,675,869
Foreign currency transactions	251
Futures	21,453,294

Net realized gain (loss)	53,129,414

Change in unrealized appreciation (depreciation) on:
Securities	50,205,979
Foreign currency translations	58
Futures	(3,183,006)

Net change in unrealized appreciation (depreciation)	47,023,031

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,152,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,157,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,004,949	$9,081,054
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gains received from Underlying Portfolios	53,129,414	173,680,034
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	47,023,031	50,436,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	104,157,394	233,197,507

DIVIDENDS:
Dividends from net investment income
Class IA	—	(6,526,778)
Class IB	—	(2,458,097)

TOTAL DIVIDENDS	—	(8,984,875)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,446,790 and 7,819,940 shares, respectively ]	25,178,313	113,751,957
Capital shares issued in connection with merger (Note 8)[ 87,000 and 0 shares, respectively ]	1,560,495	—
Capital shares issued in reinvestment of dividends [ 0 and 388,672 shares, respectively ]	—	6,526,778
Capital shares repurchased [ (2,791,371) and (6,497,720) shares, respectively ]	(49,340,662)	(100,040,839)

Total Class IA transactions	(22,601,854)	20,237,896

Class IB
Capital shares sold [ 1,054,098 and 2,725,818 shares, respectively ]	18,297,827	40,595,627
Capital shares issued in connection with merger (Note 8) [ 21,272,958 and 0 shares, respectively ]	373,711,126	—
Capital shares issued in reinvestment of dividends [ 0 and 149,937 shares, respectively ]	—	2,458,097
Capital shares repurchased [ (3,920,981) and (7,361,536) shares, respectively ]	(67,760,195)	(109,313,133)

Total Class IB transactions	324,248,758	(66,259,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	301,646,904	(46,021,513)

TOTAL INCREASE (DECREASE) IN NET ASSETS	405,804,298	178,191,119
NET ASSETS:
Beginning of period	1,797,204,967	1,619,013,848

End of period (a)	$2,203,009,265	$1,797,204,967

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,297,931	$292,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (ee)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$17.00	$14.95	$11.32	$18.12	$15.74	$14.57

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.13 (e)	0.14 (e)	0.10	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.93	2.05	3.71	(6.89)	2.39	1.17

Total from investment operations	0.98	2.15	3.84	(6.75)	2.49	1.17

Less distributions:
Dividends from net investment income	—	(0.10)	(0.21)	(0.05)	(0.11)	—

Net asset value, end of period	$17.98	$17.00	$14.95	$11.32	$18.12	$15.74

Total return (b)	5.76%	14.40%	33.93%	(37.28)%	15.81%	8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,138,326	$1,097,259	$939,856	$2,408,216	$7,371	$4,679
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.67%	0.68%	0.70%	0.73%	0.73%	0.77%
After waivers, reimbursements and fees paid indirectly (a)	0.67%	0.68%	0.69%	0.73%	0.58%	0.75%
Before waivers, reimbursements and fees paid indirectly (a)	0.68%	0.69%	0.70%	0.74%	0.74%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.52%	0.65%	1.10%	0.18%	0.49%	(0.04)%
After waivers, reimbursements and fees paid indirectly (a)	0.52%	0.65%	1.10%	0.18%	0.64%	(0.02)%
Before waivers, reimbursements and fees paid indirectly (a)	0.51%	0.64%	1.10%	0.17%	0.49%	(0.04)%
Portfolio turnover rate	27%	39%	43%	33%	136%	130%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (ee)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010		2009		2008		2007		2006
Net asset value, beginning of period	$16.64	$14.59		$10.95		$17.75		$15.40		$14.29

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06	(e)	0.12	(e)	0.07	(e)	0.06		(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.95	2.05		3.68		(6.85)		2.35		1.15

Total from investment operations	0.97	2.11		3.80		(6.78)		2.41		1.11

Less distributions:
Dividends from net investment income	—	(0.06)		(0.16)		(0.02)		(0.06)		—

Net asset value, end of period	$17.61	$16.64		$14.59		$10.95		$17.75		$15.40

Total return (b)	5.83%	14.46%		34.77%		(38.28)%		15.66%		7.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,064,683	$699,946		$679,158		$537,379		$978,032		$860,495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%	0.93	%(c)	0.95	%(c)	0.98	%(c)	0.98	%(c)	1.02	%(c)
After waivers, reimbursements and fees paid indirectly (a)	0.92%	0.93	%(c)	0.94%		0.98	%(c)	0.83%		1.00	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	0.93%	0.94%		0.95	%(c)	0.99	%(c)	0.99%		1.02	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.27%	0.43%		0.94%		0.48%		0.24%		(0.30)%
After waivers, reimbursements and fees paid indirectly (a)	0.27%	0.43%		0.95%		0.49%		0.39%		(0.28)%
Before waivers, reimbursements and fees paid indirectly (a)	0.27%	0.42%		0.94%		0.47%		0.23%		(0.30)%
Portfolio turnover rate	27%	39%		43%		33%		136%		130%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(ee)	On May 20, 2011, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2011 represents the results of operations of the EQ/Large Cap Growth PLUS Portfolio.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	26.4%
Energy	12.3
Health Care	12.1
Industrials	9.3
Consumer Discretionary	8.9
Information Technology	8.5
Consumer Staples	7.1
Utilities	6.7
Telecommunication Services	4.7
Materials	2.8
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,056.90	$2.45
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41
Class IB
Actual	1,000.00	1,055.20	3.77
Hypothetical (5% average return before expenses)	1,000.00	1,021.12	3.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.6%)
Autoliv, Inc.	4,667	$366,126
Federal-Mogul Corp.*	702	16,027
Johnson Controls, Inc.	26,686	1,111,739
Lear Corp.	5,540	296,279
TRW Automotive Holdings Corp.*	5,415	319,647
Visteon Corp.*	2,500	171,025

		2,280,843

Automobiles (0.7%)
Ford Motor Co.*	86,200	1,188,698
General Motors Co.*	40,100	1,217,436
Thor Industries, Inc.	2,300	66,332

		2,472,466

Distributors (0.1%)
Genuine Parts Co.	6,042	328,685

Diversified Consumer Services (0.1%)
Career Education Corp.*	3,300	69,795
DeVry, Inc.	700	41,391
Education Management Corp.*	2,057	49,245
H&R Block, Inc.	6,659	106,810
Service Corp. International	11,632	135,862

		403,103

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	757	18,516
Carnival Corp.	22,488	846,224
Choice Hotels International, Inc.	1,247	41,600
Hyatt Hotels Corp., Class A*	2,025	82,661
International Game Technology	7,700	135,366
MGM Resorts International*	13,516	178,546
Penn National Gaming, Inc.*	3,737	150,751
Royal Caribbean Cruises Ltd.*	3,194	120,222
Wendy’s/Arby’s Group, Inc., Class A	11,948	60,576
WMS Industries, Inc.*	3,000	92,160
Wyndham Worldwide Corp.	8,859	298,105

		2,024,727

Household Durables (0.7%)
D.R. Horton, Inc.	15,027	173,111
Fortune Brands, Inc.	8,147	519,534
Garmin Ltd.	5,285	174,563
Harman International Industries, Inc.	1,224	55,778
Jarden Corp.	4,715	162,715
Leggett & Platt, Inc.	1,862	45,396
Lennar Corp., Class A	8,400	152,460
Mohawk Industries, Inc.*	2,727	163,593
Newell Rubbermaid, Inc.	15,335	241,986
NVR, Inc.*	300	217,644
Pulte Group, Inc.*	17,297	132,495
Toll Brothers, Inc.*	8,175	169,549
Whirlpool Corp.	4,016	326,581

		2,535,405

Internet & Catalog Retail (0.2%)
Expedia, Inc.	4,201	121,787

	Number of Shares	Value (Note 1)

IAC/InterActiveCorp*	4,279	$163,329
Liberty Media Corp. - Interactive*	31,689	531,425

		816,541

Leisure Equipment & Products (0.0%)
Mattel, Inc.	4,723	129,835

Media (3.5%)
CBS Corp., Class B	29,766	848,033
Clear Channel Outdoor Holdings, Inc., Class A*	2,116	26,873
Comcast Corp., Class A	82,000	2,077,880
DISH Network Corp., Class A*	2,624	80,478
DreamWorks Animation SKG, Inc., Class A*	3,800	76,380
Gannett Co., Inc.	12,273	175,749
Interpublic Group of Cos., Inc.	16,100	201,250
Lamar Advertising Co., Class A*	2,404	65,797
Liberty Media Corp. - Capital*	3,565	305,699
Liberty Media Corp. - Starz*	2,634	198,182
Madison Square Garden, Inc., Class A*	2,386	65,687
McGraw-Hill Cos., Inc.	2,803	117,474
News Corp., Class A	121,020	2,142,054
Regal Entertainment Group, Class A	2,352	29,047
Thomson Reuters Corp.	10,443	392,239
Time Warner, Inc.	56,445	2,052,905
Walt Disney Co.	99,663	3,890,844
Washington Post Co., Class B	263	110,184

		12,856,755

Multiline Retail (0.8%)
Big Lots, Inc.*	2,600	86,190
Dillard’s, Inc., Class A	1,800	93,852
J.C. Penney Co., Inc.	8,059	278,358
Kohl’s Corp.	2,341	117,073
Macy’s, Inc.	19,690	575,736
Sears Holdings Corp.*	2,002	143,023
Target Corp.	34,400	1,613,704

		2,907,936

Specialty Retail (1.5%)
Aaron’s, Inc.	1,167	32,979
Abercrombie & Fitch Co., Class A	660	44,167
American Eagle Outfitters, Inc.	10,229	130,420
AutoNation, Inc.*	1,107	40,527
Best Buy Co., Inc.	16,700	524,547
CarMax, Inc.*	9,900	327,393
Chico’s FAS, Inc.	3,100	47,213
Foot Locker, Inc.	8,191	194,618
GameStop Corp., Class A*	7,192	191,811
Gap, Inc.	21,297	385,476
Home Depot, Inc.	33,400	1,209,748
Lowe’s Cos., Inc.	68,636	1,599,905
RadioShack Corp.	5,122	68,174
Signet Jewelers Ltd.*	4,271	199,925
Staples, Inc.	37,600	594,080
Williams-Sonoma, Inc.	2,700	98,523

		5,689,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.2%)
Phillips-Van Heusen Corp.	2,700	$176,769
VF Corp.	4,480	486,349

		663,118

Total Consumer Discretionary		33,108,920

Consumer Staples (7.1%)
Beverages (0.2%)
Brown-Forman Corp., Class B	768	57,362
Coca-Cola Enterprises, Inc.	3,999	116,691
Constellation Brands, Inc., Class A*	9,950	207,159
Molson Coors Brewing Co., Class B	6,949	310,898

		692,110

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	2,632	132,521
CVS Caremark Corp.	71,475	2,686,031
Kroger Co.	8,054	199,739
Safeway, Inc.	18,684	436,645
SUPERVALU, Inc.	11,903	112,007
Walgreen Co.	2,698	114,557
Wal-Mart Stores, Inc.	22,482	1,194,694

		4,876,194

Food Products (2.2%)
Archer-Daniels-Midland Co.	33,616	1,013,522
Bunge Ltd.	5,811	400,669
Campbell Soup Co.	2,234	77,185
ConAgra Foods, Inc.	18,835	486,131
Corn Products International, Inc.	729	40,299
Dean Foods Co.*	10,102	123,952
General Mills, Inc.	8,272	307,884
H.J. Heinz Co.	7,091	377,809
Hershey Co.	2,035	115,690
Hormel Foods Corp.	3,351	99,893
J.M. Smucker Co.	6,119	467,736
Kellogg Co.	815	45,086
Kraft Foods, Inc., Class A	87,062	3,067,194
McCormick & Co., Inc. (Non-Voting)	2,188	108,459
Mead Johnson Nutrition Co.	8,831	596,534
Ralcorp Holdings, Inc.*	2,990	258,874
Sara Lee Corp.	5,212	98,976
Smithfield Foods, Inc.*	7,836	171,373
Tyson Foods, Inc., Class A	15,824	307,302

		8,164,568

Household Products (2.7%)
Church & Dwight Co., Inc.	3,200	129,728
Clorox Co.	6,604	445,374
Colgate-Palmolive Co.	2,546	222,546
Energizer Holdings, Inc.*	3,694	267,298
Kimberly-Clark Corp.	2,605	173,389
Procter & Gamble Co.	136,971	8,707,246

		9,945,581

Tobacco (0.7%)
Altria Group, Inc.	28,033	740,351
Lorillard, Inc.	7,532	820,009

	Number of Shares	Value (Note 1)

Philip Morris International, Inc.	8,863	$591,782
Reynolds American, Inc.	12,296	455,567

		2,607,709

Total Consumer Staples		26,286,162

Energy (12.3%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	1,977	87,245
Baker Hughes, Inc.	13,749	997,627
Cameron International Corp.*	3,408	171,388
Diamond Offshore Drilling, Inc.	1,925	135,539
Ensco plc (ADR)	2,795	148,955
Helmerich & Payne, Inc.	356	23,539
McDermott International, Inc.*	1,578	31,260
Nabors Industries Ltd.*	15,153	373,370
National Oilwell Varco, Inc.	22,349	1,747,915
Oil States International, Inc.*	450	35,959
Patterson-UTI Energy, Inc.	7,257	229,394
Rowan Cos., Inc.*	5,628	218,423
SEACOR Holdings, Inc.	1,106	110,556
Tidewater, Inc.	2,539	136,624
Unit Corp.*	2,177	132,645

		4,580,439

Oil, Gas & Consumable Fuels (11.1%)
Alpha Natural Resources, Inc.*	5,292	240,468
Anadarko Petroleum Corp.	22,286	1,710,673
Apache Corp.	14,358	1,771,634
Arch Coal, Inc.	7,762	206,935
Chesapeake Energy Corp.	34,897	1,036,092
Chevron Corp.	99,707	10,253,868
Cimarex Energy Co.	3,300	296,736
Cobalt International Energy, Inc.*	446	6,079
ConocoPhillips	74,470	5,599,399
Denbury Resources, Inc.*	3,584	71,680
Devon Energy Corp.	22,335	1,760,221
El Paso Corp.	2,382	48,116
Energen Corp.	3,740	211,310
EQT Corp.	4,305	226,099
Exxon Mobil Corp.	67,999	5,533,759
Forest Oil Corp.*	1,262	33,708
Hess Corp.	16,018	1,197,506
Kinder Morgan, Inc.	2,900	83,317
Marathon Oil Corp.	37,548	1,978,029
Murphy Oil Corp.	8,587	563,822
Newfield Exploration Co.*	2,970	202,019
Noble Energy, Inc.	7,479	670,343
Occidental Petroleum Corp.	30,510	3,174,260
Petrohawk Energy Corp.*	2,798	69,027
Pioneer Natural Resources Co.	1,169	104,707
Plains Exploration & Production Co.*	7,730	294,668
QEP Resources, Inc.	1,954	81,736
Quicksilver Resources, Inc.*	6,061	89,460
SM Energy Co.	597	43,868
Southern Union Co.	6,166	247,565
Spectra Energy Corp.	34,207	937,614
Sunoco, Inc.	6,122	255,349
Teekay Corp.	2,333	72,043
Tesoro Corp.*	7,852	179,889
Valero Energy Corp.	30,086	769,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Williams Cos., Inc.	31,004	$937,871

		40,959,169

Total Energy		45,539,608

Financials (26.4%)
Capital Markets (3.3%)
Affiliated Managers Group, Inc.*	800	81,160
American Capital Ltd.*	18,600	184,698
Ameriprise Financial, Inc.	12,810	738,881
Ares Capital Corp.	11,317	181,864
Bank of New York Mellon Corp.	65,599	1,680,646
BlackRock, Inc.	2,464	472,620
E*TRADE Financial Corp.*	13,222	182,464
Federated Investors, Inc., Class B	907	21,623
Goldman Sachs Group, Inc.	27,327	3,636,950
Invesco Ltd.	24,331	569,345
Janus Capital Group, Inc.	9,382	88,566
Jefferies Group, Inc.	6,478	132,151
Legg Mason, Inc.	7,826	256,380
LPL Investment Holdings, Inc.*	257	8,792
Morgan Stanley	81,367	1,872,255
Northern Trust Corp.	11,481	527,667
Raymond James Financial, Inc.	5,392	173,353
State Street Corp.	26,528	1,196,147

		12,005,562

Commercial Banks (4.9%)
Associated Banc-Corp	9,902	137,638
Bank of Hawaii Corp.	1,924	89,504
BB&T Corp.	36,433	977,862
BOK Financial Corp.	1,396	76,459
CapitalSource, Inc.	17,949	115,771
CIT Group, Inc.*	10,612	469,687
City National Corp./California	2,487	134,920
Comerica, Inc.	9,205	318,217
Commerce Bancshares, Inc./Missouri	4,126	177,418
Cullen/Frost Bankers, Inc.	2,947	167,537
East West Bancorp, Inc.	8,334	168,430
Fifth Third Bancorp	49,288	628,422
First Citizens BancShares, Inc./North Carolina, Class A	263	49,239
First Horizon National Corp.	13,284	126,729
Fulton Financial Corp.	11,395	122,040
Huntington Bancshares, Inc./Ohio	45,525	298,644
KeyCorp	49,712	414,101
M&T Bank Corp.	6,644	584,340
Marshall & Ilsley Corp.	29,412	234,414
PNC Financial Services Group, Inc.	27,789	1,656,502
Popular, Inc.*	57,024	157,386
Regions Financial Corp.	66,268	410,862
SunTrust Banks, Inc.	28,274	729,469
Synovus Financial Corp.	43,538	90,559
TCF Financial Corp.	7,849	108,316
U.S. Bancorp	101,550	2,590,541
Valley National Bancorp	9,021	122,776
Wells Fargo & Co.	241,134	6,766,220
Zions Bancorp	9,668	232,129

		18,156,132

	Number of Shares	Value (Note 1)

Consumer Finance (1.0%)
American Express Co.	21,900	$1,132,230
Capital One Financial Corp.	24,230	1,251,964
Discover Financial Services	25,919	693,333
SLM Corp.	27,889	468,814

		3,546,341

Diversified Financial Services (6.1%)
Bank of America Corp.	534,072	5,853,429
Citigroup, Inc.	153,142	6,376,833
CME Group, Inc.	3,480	1,014,733
Interactive Brokers Group, Inc., Class A	1,419	22,207
JPMorgan Chase & Co.	209,404	8,573,000
Leucadia National Corp.	10,366	353,481
NASDAQ OMX Group, Inc.*	5,874	148,612
NYSE Euronext	9,550	327,279

		22,669,574

Insurance (7.4%)
ACE Ltd.	17,758	1,168,832
Aflac, Inc.	24,615	1,149,028
Alleghany Corp.*	296	98,601
Allied World Assurance Co. Holdings Ltd.	1,821	104,853
Allstate Corp.	27,588	842,262
American Financial Group, Inc./Ohio	4,191	149,577
American International Group, Inc.*	23,306	683,332
American National Insurance Co.	282	21,855
Aon Corp.	17,407	892,979
Arch Capital Group Ltd.*	6,301	201,128
Arthur J. Gallagher & Co.	5,832	166,445
Aspen Insurance Holdings Ltd.	4,101	105,519
Assurant, Inc.	5,061	183,562
Assured Guaranty Ltd.	10,354	168,874
Axis Capital Holdings Ltd.	6,806	210,714
Berkshire Hathaway, Inc., Class B*	92,598	7,166,159
Brown & Brown, Inc.	6,085	156,141
Chubb Corp.	15,406	964,570
Cincinnati Financial Corp.	8,056	235,074
CNA Financial Corp.	1,760	51,128
Endurance Specialty Holdings Ltd.	1,704	70,426
Everest Reinsurance Group Ltd.	2,412	197,181
Fidelity National Financial, Inc., Class A	12,337	194,184
Genworth Financial, Inc., Class A*	25,834	265,573
Hanover Insurance Group, Inc.	2,459	92,729
Hartford Financial Services Group, Inc.	22,699	598,573
HCC Insurance Holdings, Inc.	6,258	197,127
Lincoln National Corp.	16,114	459,088
Loews Corp.	16,685	702,272
Markel Corp.*	465	184,517
Marsh & McLennan Cos., Inc.	28,943	902,732
MBIA, Inc.*	8,945	77,732
Mercury General Corp.	1,474	58,208
MetLife, Inc.	43,330	1,900,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Old Republic International Corp.	13,984	$164,312
PartnerReinsurance Ltd.	3,593	247,378
Principal Financial Group, Inc.	17,084	519,695
Progressive Corp.	34,585	739,427
Protective Life Corp.	4,743	109,706
Prudential Financial, Inc.	25,611	1,628,603
Reinsurance Group of America, Inc.	4,003	243,623
RenaissanceReinsurance Holdings Ltd.	2,651	185,437
StanCorp Financial Group, Inc.	2,368	99,906
Torchmark Corp.	4,139	265,475
Transatlantic Holdings, Inc.	3,153	154,529
Travelers Cos., Inc.	22,075	1,288,738
Unitrin, Inc.	2,478	73,522
Unum Group	16,189	412,496
Validus Holdings Ltd.	3,227	99,876
W. R. Berkley Corp.	6,064	196,716
White Mountains Insurance Group Ltd.	306	128,569
XL Group plc	16,045	352,669

		27,532,539

Real Estate Investment Trusts (REITs) (3.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,142	243,254
American Capital Agency Corp. (REIT)	6,800	197,948
Annaly Capital Management, Inc. (REIT)	42,795	772,022
Apartment Investment & Management Co. (REIT), Class A	2,064	52,694
AvalonBay Communities, Inc. (REIT)	4,657	597,959
Boston Properties, Inc. (REIT)	1,329	141,087
Brandywine Realty Trust (REIT)	7,053	81,744
BRE Properties, Inc. (REIT)	3,672	183,159
Camden Property Trust (REIT)	988	62,857
Chimera Investment Corp. (REIT)	56,694	196,161
CommonWealth REIT (REIT)	3,717	96,047
Corporate Office Properties Trust/Maryland (REIT)	2,567	79,859
Developers Diversified Realty Corp. (REIT)	11,112	156,679
Douglas Emmett, Inc. (REIT)	6,649	132,249
Duke Realty Corp. (REIT)	12,902	180,757
Equity Residential (REIT)	14,509	870,540
Essex Property Trust, Inc. (REIT)	783	105,932
Federal Realty Investment Trust (REIT)	788	67,122
General Growth Properties, Inc. (REIT)	29,659	495,009
HCP, Inc. (REIT)	21,191	777,498
Health Care REIT, Inc. (REIT)	9,370	491,269
Hospitality Properties Trust (REIT)	6,591	159,832
Host Hotels & Resorts, Inc. (REIT)	36,290	615,115
Kimco Realty Corp. (REIT)	21,433	399,511
Liberty Property Trust (REIT)	6,422	209,229

	Number of Shares	Value (Note 1)

Macerich Co. (REIT)	4,470	$239,145
Mack-Cali Realty Corp. (REIT)	4,785	157,618
Nationwide Health Properties, Inc. (REIT)	6,657	275,666
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,130	186,161
Plum Creek Timber Co., Inc. (REIT)	3,340	135,404
ProLogis, Inc. (REIT)	22,386	802,314
Public Storage (REIT)	457	52,103
Realty Income Corp. (REIT)	6,826	228,603
Regency Centers Corp. (REIT)	4,525	198,964
Senior Housing Properties Trust (REIT)	7,279	170,401
Simon Property Group, Inc. (REIT)	2,784	323,584
SL Green Realty Corp. (REIT)	4,270	353,855
Taubman Centers, Inc. (REIT)	2,901	171,739
UDR, Inc. (REIT)	9,412	231,065
Vornado Realty Trust (REIT)	8,656	806,566
Weingarten Realty Investors (REIT)	6,402	161,074
Weyerhaeuser Co. (REIT)	20,133	440,107

		12,299,902

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	6,760	126,209
Howard Hughes Corp.*	1,147	74,601
Jones Lang LaSalle, Inc.	500	47,150
St. Joe Co.*	3,405	70,960

		318,920

Thrifts & Mortgage Finance (0.3%)
BankUnited, Inc.	1,800	47,772
Capitol Federal Financial, Inc.	8,785	103,312
First Niagara Financial Group, Inc.	15,958	210,646
Hudson City Bancorp, Inc.	21,744	178,083
New York Community Bancorp, Inc.	23,095	346,194
People’s United Financial, Inc.	15,110	203,079
TFS Financial Corp.*	4,043	39,136
Washington Federal, Inc.	6,159	101,192

		1,229,414

Total Financials		97,758,384

Health Care (12.1%)
Biotechnology (0.9%)
Amgen, Inc.*	49,037	2,861,309
Cephalon, Inc.*	3,893	311,051
Vertex Pharmaceuticals, Inc.*	1,200	62,388

		3,234,748

Health Care Equipment & Supplies (0.9%)
Alere, Inc.*	4,476	163,911
Baxter International, Inc.	3,056	182,413
Boston Scientific Corp.*	81,545	563,476
CareFusion Corp.*	7,852	213,339
Cooper Cos., Inc.	1,826	144,692
Covidien plc	12,200	649,406
DENTSPLY International, Inc.	4,400	167,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hill-Rom Holdings, Inc.	505	$23,250
Hologic, Inc.*	13,828	278,911
Kinetic Concepts, Inc.*	773	44,548
Medtronic, Inc.	7,743	298,338
Teleflex, Inc.	1,772	108,198
Zimmer Holdings, Inc.*	10,159	642,049

		3,480,083

Health Care Providers & Services (2.4%)
Aetna, Inc.	19,833	874,437
AMERIGROUP Corp.*	800	56,376
Brookdale Senior Living, Inc.*	668	16,199
Cardinal Health, Inc.	9,278	421,407
CIGNA Corp.	14,223	731,489
Community Health Systems, Inc.*	4,981	127,912
Coventry Health Care, Inc.*	7,801	284,502
HCA Holdings, Inc.*	2,700	89,100
Health Net, Inc.*	5,041	161,766
Henry Schein, Inc.*	2,300	164,657
Humana, Inc.	8,832	711,329
LifePoint Hospitals, Inc.*	2,833	110,714
Omnicare, Inc.	6,023	192,073
Patterson Cos., Inc.	3,300	108,537
Quest Diagnostics, Inc.	710	41,961
Tenet Healthcare Corp.*	24,395	152,225
UnitedHealth Group, Inc.	57,092	2,944,805
VCA Antech, Inc.*	4,600	97,520
WellPoint, Inc.	19,326	1,522,309

		8,809,318

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	1,900	36,898
Emdeon, Inc., Class A*	505	6,626

		43,524

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	1,010	120,553
Life Technologies Corp.*	8,642	449,989
PerkinElmer, Inc.	5,915	159,173
QIAGEN N.V.*	12,300	233,946
Thermo Fisher Scientific, Inc.*	20,195	1,300,356

		2,264,017

Pharmaceuticals (7.3%)
Abbott Laboratories, Inc.	5,034	264,889
Bristol-Myers Squibb Co.	89,874	2,602,751
Eli Lilly and Co.	36,045	1,352,769
Forest Laboratories, Inc.*	15,106	594,270
Hospira, Inc.*	1,400	79,324
Johnson & Johnson	115,002	7,649,933
Merck & Co., Inc.	162,672	5,740,695
Mylan, Inc.*	2,177	53,707
Pfizer, Inc.	415,502	8,559,341
Watson Pharmaceuticals, Inc.*	424	29,141

		26,926,820

Total Health Care		44,758,510

Industrials (9.3%)
Aerospace & Defense (1.7%)
Alliant Techsystems, Inc.	1,652	117,837

	Number of Shares	Value (Note 1)

BE Aerospace, Inc.*	261	$10,651
Boeing Co.	4,442	328,397
General Dynamics Corp.	17,503	1,304,324
Goodrich Corp.	3,851	367,770
Huntington Ingalls Industries, Inc.*	2,836	97,842
ITT Corp.	9,713	572,387
L-3 Communications Holdings, Inc.	5,580	487,971
Lockheed Martin Corp.	1,935	156,677
Northrop Grumman Corp.	15,477	1,073,330
Raytheon Co.	18,732	933,790
Spirit AeroSystems Holdings, Inc., Class A*	5,099	112,178
Textron, Inc.	13,739	324,378
United Technologies Corp.	2,605	230,569

		6,118,101

Air Freight & Logistics (0.4%)
FedEx Corp.	15,635	1,482,980
UTi Worldwide, Inc.	1,126	22,171

		1,505,151

Airlines (0.2%)
AMR Corp.*	9,327	50,366
Copa Holdings S.A., Class A	505	33,704
Delta Air Lines, Inc.*	17,800	163,226
Southwest Airlines Co.	34,349	392,265
United Continental Holdings, Inc.*	2,273	51,438

		690,999

Building Products (0.1%)
Armstrong World Industries, Inc.	1,224	55,765
Owens Corning, Inc.*	6,568	245,315

		301,080

Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	5,281	204,005
Cintas Corp.	6,682	220,707
Corrections Corp. of America*	5,696	123,318
Covanta Holding Corp.	6,004	99,006
KAR Auction Services, Inc.*	1,262	23,865
Pitney Bowes, Inc.	9,684	222,635
R.R. Donnelley & Sons Co.	10,953	214,788
Republic Services, Inc.	16,932	522,352
Waste Connections, Inc.	770	24,432
Waste Management, Inc.	24,949	929,849

		2,584,957

Construction & Engineering (0.3%)
Aecom Technology Corp.*	3,788	103,564
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,183	84,919
Jacobs Engineering Group, Inc.*	6,678	288,823
KBR, Inc.	7,682	289,535
Quanta Services, Inc.*	11,764	237,633
Shaw Group, Inc.*	3,781	114,224
URS Corp.*	3,917	175,246

		1,293,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Electrical Equipment (0.2%)
Cooper Industries plc	3,000	$179,010
General Cable Corp.*	1,275	54,290
GrafTech International Ltd.*	6,400	129,728
Hubbell, Inc., Class B	3,190	207,190
Regal-Beloit Corp.	2,052	137,012
Thomas & Betts Corp.*	2,106	113,408

		820,638

Industrial Conglomerates (3.3%)
3M Co.	4,400	417,340
Carlisle Cos., Inc.	3,129	154,041
General Electric Co.	557,754	10,519,240
Tyco International Ltd.	24,725	1,222,157

		12,312,778

Machinery (1.1%)
AGCO Corp.*	5,121	252,773
CNH Global N.V.*	1,262	48,776
Crane Co.	2,641	130,492
Dover Corp.	2,223	150,719
Eaton Corp.	11,192	575,828
Flowserve Corp.	305	33,516
Harsco Corp.	4,136	134,834
IDEX Corp.	360	16,506
Illinois Tool Works, Inc.	1,600	90,384
Ingersoll-Rand plc	3,631	164,884
Kennametal, Inc.	3,808	160,736
Lincoln Electric Holdings, Inc.	1,700	60,945
Navistar International Corp.*	1,700	95,982
Oshkosh Corp.*	4,800	138,912
Parker Hannifin Corp.	5,066	454,623
Pentair, Inc.	5,176	208,903
Snap-On, Inc.	2,490	155,575
SPX Corp.	1,959	161,931
Stanley Black & Decker, Inc.	8,468	610,119
Terex Corp.*	5,568	158,410
Timken Co.	766	38,606
Trinity Industries, Inc.	4,303	150,089

		3,993,543

Marine (0.0%)
Alexander & Baldwin, Inc.	2,199	105,904
Kirby Corp.*	809	45,846

		151,750

Professional Services (0.2%)
Equifax, Inc.	6,137	213,077
Manpower, Inc.	4,367	234,289
Nielsen Holdings N.V.*	630	19,631
Towers Watson & Co., Class A	2,020	132,734
Verisk Analytics, Inc., Class A*	1,000	34,620

		634,351

Road & Rail (1.1%)
Con-way, Inc.	2,495	96,831
Kansas City Southern*	1,450	86,028
Norfolk Southern Corp.	18,601	1,393,773
Ryder System, Inc.	2,709	154,007
Union Pacific Corp.	21,599	2,254,936

		3,985,575

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	1,800	$43,722
GATX Corp.	1,977	73,386
WESCO International, Inc.*	1,192	64,476

		181,584

Total Industrials		34,574,451

Information Technology (8.5%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	24,808	160,260
Cisco Systems, Inc.	289,900	4,525,339
EchoStar Corp., Class A*	1,959	71,366
Harris Corp.	4,900	220,794
Motorola Mobility Holdings, Inc.*	13,718	302,345
Motorola Solutions, Inc.*	15,834	728,997
Tellabs, Inc.	21,492	99,078

		6,108,179

Computers & Peripherals (1.6%)
Dell, Inc.*	22,800	380,076
Diebold, Inc.	2,957	91,697
Hewlett-Packard Co.	114,100	4,153,240
Lexmark International, Inc., Class A*	4,477	130,997
NCR Corp.*	1,800	34,002
SanDisk Corp.*	12,600	522,900
Western Digital Corp.*	12,248	445,582

		5,758,494

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	5,195	215,592
Avnet, Inc.*	7,858	250,513
AVX Corp.	1,997	30,434
Corning, Inc.	82,767	1,502,221
Ingram Micro, Inc., Class A*	8,079	146,553
Itron, Inc.*	2,165	104,266
Jabil Circuit, Inc.	1,718	34,704
Molex, Inc.	7,319	188,611
Tech Data Corp.*	2,503	122,372
Vishay Intertechnology, Inc.*	7,608	114,424

		2,709,690

Internet Software & Services (0.6%)
AOL, Inc.*	6,147	122,080
eBay, Inc.*	27,585	890,168
Monster Worldwide, Inc.*	6,859	100,553
Yahoo!, Inc.*	68,682	1,032,977

		2,145,778

IT Services (0.9%)
Amdocs Ltd.*	8,271	251,356
Broadridge Financial Solutions, Inc.	628	15,116
Computer Sciences Corp.	8,041	305,236
CoreLogic, Inc.*	5,035	84,135
DST Systems, Inc.	1,600	84,480
Fidelity National Information Services, Inc.	13,852	426,503
Fiserv, Inc.*	1,478	92,567
Paychex, Inc.	1,400	43,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SAIC, Inc.*	10,300	$173,246
Total System Services, Inc.	8,256	153,397
Visa, Inc., Class A	18,700	1,575,662

		3,204,706

Office Electronics (0.2%)
Xerox Corp.	73,900	769,299

Semiconductors & Semiconductor Equipment (2.6%)
Applied Materials, Inc.	65,100	846,951
Atmel Corp.*	1,527	21,485
Cree, Inc.*	5,400	181,386
Fairchild Semiconductor International, Inc.*	6,677	111,573
Intel Corp.	279,511	6,193,964
International Rectifier Corp.*	3,871	108,272
Intersil Corp., Class A	3,372	43,330
KLA-Tencor Corp.	2,056	83,227
LSI Corp.*	22,237	158,327
Marvell Technology Group Ltd.*	26,800	395,702
MEMC Electronic Materials, Inc.*	4,924	42,002
Micron Technology, Inc.*	45,729	342,053
National Semiconductor Corp.	562	13,831
Novellus Systems, Inc.*	4,674	168,918
PMC-Sierra, Inc.*	12,150	91,975
SunPower Corp., Class A*	1,780	34,407
Teradyne, Inc.*	9,800	145,040
Texas Instruments, Inc.	22,320	732,766

		9,715,209

Software (0.3%)
Activision Blizzard, Inc.	22,298	260,441
CA, Inc.	20,258	462,693
Compuware Corp.*	3,032	29,592
Synopsys, Inc.*	7,186	184,752

		937,478

Total Information Technology		31,348,833

Materials (2.8%)
Chemicals (1.1%)
Ashland, Inc.	3,917	253,117
Cabot Corp.	3,535	140,940
CF Industries Holdings, Inc.	579	82,027
Cytec Industries, Inc.	2,591	148,179
Dow Chemical Co.	62,010	2,232,360
Huntsman Corp.	8,201	154,589
LyondellBasell Industries N.V., Class A	15,400	593,208
RPM International, Inc.	6,838	157,411
Valspar Corp.	4,389	158,267
Westlake Chemical Corp.	800	41,520

		3,961,618

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,300	103,961
Vulcan Materials Co.	6,782	261,311

		365,272

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,499	183,138
Bemis Co., Inc.	5,871	198,322

	Number of Shares	Value (Note 1)

Greif, Inc., Class A	2,022	$131,491
Owens-Illinois, Inc.*	8,618	222,431
Packaging Corp. of America	556	15,562
Sealed Air Corp.	8,201	195,102
Sonoco Products Co.	5,382	191,276
Temple-Inland, Inc.	4,183	124,402

		1,261,724

Metals & Mining (1.0%)
AK Steel Holding Corp.	5,139	80,991
Alcoa, Inc.	56,081	889,445
Commercial Metals Co.	5,985	85,885
Newmont Mining Corp.	25,600	1,381,632
Nucor Corp.	16,620	685,076
Reliance Steel & Aluminum Co.	3,609	179,187
Schnitzer Steel Industries, Inc., Class A	770	44,352
Steel Dynamics, Inc.	3,101	50,391
Titanium Metals Corp.	2,100	38,472
United States Steel Corp.	7,624	351,009

		3,786,440

Paper & Forest Products (0.3%)
Domtar Corp.	2,273	215,299
International Paper Co.	18,175	541,978
MeadWestvaco Corp.	8,787	292,695

		1,049,972

Total Materials		10,425,026

Telecommunication Services (4.7%)
Diversified Telecommunication Services (4.4%)
AT&T, Inc.	311,462	9,783,021
CenturyLink, Inc.	31,608	1,277,911
Frontier Communications Corp.	52,433	423,134
Level 3 Communications, Inc.*	89,856	219,249
Verizon Communications, Inc.	115,398	4,296,268
Windstream Corp.	12,010	155,650

		16,155,233

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	1,995	7,541
NII Holdings, Inc.*	1,087	46,067
Sprint Nextel Corp.*	157,653	849,750
Telephone & Data Systems, Inc.	4,919	152,882
U.S. Cellular Corp.*	871	42,174

		1,098,414

Total Telecommunication Services		17,253,647

Utilities (6.7%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	25,354	955,339
DPL, Inc.	5,953	179,543
Duke Energy Corp.	70,158	1,321,075
Edison International	17,176	665,570
Entergy Corp.	9,269	632,887
Exelon Corp.	34,945	1,497,044
FirstEnergy Corp.	22,063	974,081
Great Plains Energy, Inc.	7,435	154,128
Hawaiian Electric Industries, Inc.	5,104	122,802
NextEra Energy, Inc.	22,284	1,280,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Northeast Utilities	9,155	$321,981
NV Energy, Inc.	13,034	200,072
Pepco Holdings, Inc.	12,342	242,273
Pinnacle West Capital Corp.	5,651	251,922
PPL Corp.	30,174	839,742
Progress Energy, Inc.	15,395	739,114
Southern Co.	44,596	1,800,787
Westar Energy, Inc.	6,028	162,213

		12,341,012

Gas Utilities (0.4%)
AGL Resources, Inc.	4,308	175,379
Atmos Energy Corp.	4,727	157,173
National Fuel Gas Co.	3,744	272,563
Oneok, Inc.	5,261	389,366
Questar Corp.	9,854	174,514
UGI Corp.	6,058	193,190

		1,362,185

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	34,586	440,626
Calpine Corp.*	18,447	297,550
Constellation Energy Group, Inc.	9,794	371,780
GenOn Energy, Inc.*	41,174	158,932
NRG Energy, Inc.*	12,594	309,560

		1,578,448

Multi-Utilities (2.5%)
Alliant Energy Corp.	5,843	237,576
Ameren Corp.	12,525	361,221
CenterPoint Energy, Inc.	22,382	433,092
CMS Energy Corp.	13,670	269,162
Consolidated Edison, Inc.	15,177	808,023
Dominion Resources, Inc.	30,321	1,463,595
DTE Energy Co.	8,801	440,226
Integrys Energy Group, Inc.	4,270	221,357
MDU Resources Group, Inc.	9,946	223,785
NiSource, Inc.	14,772	299,133
NSTAR	5,445	250,361
OGE Energy Corp.	5,392	271,325
PG&E Corp.	21,009	883,008
Public Service Enterprise Group, Inc.	26,658	870,117
SCANA Corp.	5,894	232,047

	Number of Shares	Value (Note 1)

Sempra Energy	12,659	$669,408
TECO Energy, Inc.	11,713	221,259
Vectren Corp.	4,414	122,974
Wisconsin Energy Corp.	12,306	385,793
Xcel Energy, Inc.	25,919	629,832

		9,293,294

Water Utilities (0.1%)
American Water Works Co., Inc.	9,083	267,495
Aqua America, Inc.	6,537	143,683

		411,178

Total Utilities		24,986,117

Total Common Stocks (98.8%) (Cost $328,705,896)		366,039,658

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 0.02%, 7/7/11 (p)#	$194,000	193,999
0.01%, 8/25/11 (p)#	85,000	84,998

Total Government Securities		278,997

Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/11	3,701,999	3,701,999

Total Short-Term Investments (1.1%) (Cost $3,980,992)		3,980,996

Total Investments (99.9%) (Cost $332,686,888)		370,020,654
Other Assets Less Liabilities (0.1%)		525,885

Net Assets (100%)		$370,546,539

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $278,997.
(p)	Yield to maturity.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	5	September-11	$354,010	$365,900	$11,890
S&P 500 E-Mini Index	50	September-11	3,202,100	3,288,750	86,650
S&P MidCap 400 E-Mini Index	4	September-11	374,949	390,600	15,651

					$114,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$33,108,920	$—	$—	$33,108,920
Consumer Staples	26,286,162	—	—	26,286,162
Energy	45,539,608	—	—	45,539,608
Financials	97,758,384	—	—	97,758,384
Health Care	44,758,510	—	—	44,758,510
Industrials	34,574,451	—	—	34,574,451
Information Technology	31,348,833	—	—	31,348,833
Materials	10,425,026	—	—	10,425,026
Telecommunication Services	17,253,647	—	—	17,253,647
Utilities	24,986,117	—	—	24,986,117
Futures	114,191	—	—	114,191
Short-Term Investments	—	3,980,996	—	3,980,996

Total Assets	$366,153,849	$3,980,996	$—	$370,134,845

Total Liabilities	$—	$—	$—	$—

Total	$366,153,849	$3,980,996	$—	$370,134,845

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	114,191
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$114,191

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	21,051	—	—	21,051
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$21,051	$—	$—	$21,051

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	73,774	—	—	73,774
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$73,774	$—	$—	$73,774

The Portfolio held futures contracts with an average notional balance of approximately $2,585,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,645,643
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$72,015,260

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,183,440
Aggregate gross unrealized depreciation	(3,875,034)

Net unrealized appreciation	$34,308,406

Federal income tax cost of investments	$335,712,248

The Portfolio has a net capital loss carryforward of $54,973,275 of which $49,143,529 expires in the year 2016, and $5,829,746 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $332,686,888)	$370,020,654
Cash	91,589
Dividends, interest and other receivables	557,382
Receivable from Separate Accounts for Trust shares sold	300,346
Due from broker for futures variation margin	33,460
Other assets	5,771

Total assets	371,009,202

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	195,859
Investment management fees payable	108,121
Distribution fees payable - Class IB	67,927
Administrative fees payable	32,839
Trustees’ fees payable	224
Accrued expenses	57,693

Total liabilities	462,663

NET ASSETS	$370,546,539

Net assets were comprised of:
Paid in capital	383,899,273
Accumulated undistributed net investment income (loss)	1,880,838
Accumulated undistributed net realized gain (loss) on investments and futures	(52,681,529)
Unrealized appreciation (depreciation) on investments and futures	37,447,957

Net assets	$370,546,539

Class IA
Net asset value, offering and redemption price per share, $32,842,397 / 5,900,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.57

Class IB
Net asset value, offering and redemption price per share, $337,704,142 / 60,921,027 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,349 foreign withholding tax)	$2,266,985
Interest	95

Total income	2,267,080

EXPENSES
Investment management fees	348,977
Distribution fees - Class IB	235,858
Administrative fees	116,353
Professional fees	13,356
Printing and mailing expenses	5,952
Trustees’ fees	1,692
Miscellaneous	1,506

Gross expenses	723,694
Less: Fees paid indirectly	(2,283)

Net expenses	721,411

NET INVESTMENT INCOME (LOSS)	1,545,669

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,373,754
Futures	21,051

Net realized gain (loss)	5,394,805

Change in unrealized appreciation (depreciation) on:
Securities	(1,622,904)
Futures	73,774

Net change in unrealized appreciation (depreciation)	(1,549,130)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,845,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,391,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,545,669	$2,346,948
Net realized gain (loss) on investments and futures	5,394,805	4,888,273
Net change in unrealized appreciation (depreciation) on investments and futures	(1,549,130)	11,138,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,391,344	18,374,132

DIVIDENDS:
Dividends from net investment income
Class IA	—	(62,147)
Class IB	—	(1,959,324)

TOTAL DIVIDENDS	—	(2,021,471)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 304,337 and 512,152 shares, respectively ]	1,661,198	2,482,447
Capital shares issued in connection with merger (Note 8) [ 5,273,823 and 0 shares, respectively ]	29,679,721	—
Capital shares issued in reinvestment of dividends [ 0 and 12,024 shares, respectively ]	—	62,147
Capital shares repurchased [ (426,579) and (149,873) shares, respectively ]	(2,345,791)	(729,988)

Total Class IA transactions	28,995,128	1,814,606

Class IB
Capital shares sold [ 2,857,999 and 6,209,960 shares, respectively ]	15,689,961	29,963,276
Capital shares issued in connection with merger (Note 8) [ 35,875,836 and 0 shares, respectively ]	201,129,450	—
Capital shares issued in reinvestment of dividends [ 0 and 380,141 shares, respectively ]	—	1,959,324
Capital shares repurchased [ (4,754,444) and (6,060,107) shares, respectively ]	(26,099,609)	(29,094,498)

Total Class IB transactions	190,719,802	2,828,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	219,714,930	4,642,708

TOTAL INCREASE (DECREASE) IN NET ASSETS	225,106,274	20,995,369
NET ASSETS:
Beginning of period	145,440,265	124,444,896

End of period (a)	$370,546,539	$145,440,265

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,880,838	$335,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO (ff)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.27	$4.66	$4.25	$10.32	$11.19	$10.45

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.09 (e)	0.12 (e)	0.03 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.25	0.60	0.73	(5.88)	(0.67)	0.71

Total from investment operations	0.30	0.70	0.82	(5.76)	(0.64)	0.74

Less distributions:
Dividends from net investment income	—	(0.09)	(0.41)	(0.11)	—	— #
Distributions from net realized gains	—	—	—	(0.20)	(0.23)	— #

Total dividends and distributions	—	(0.09)	(0.41)	(0.31)	(0.23)	— #

Net asset value, end of period	$5.57	$5.27	$4.66	$4.25	$10.32	$11.19

Total return (b)	5.69%	14.99%	19.37%	(56.56)%	(5.70)%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,842	$3,945	$1,746	$1,187	$1,246	$112
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.57%	0.50%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.48%	0.56%	0.49%	0.45%	0.72%	0.72%
Before waivers and fees paid indirectly (a)	0.48%	0.57%	0.50%	0.83%	0.82%	0.84%
Ratio of net investment income to average net assets:
After waivers (a)	1.80%	2.05%	2.03%	1.50%	0.28%	0.21%
After waivers and fees paid indirectly (a)	1.80%	2.05%	2.04%	1.80%	0.30%	0.24%
Before waivers and fees paid indirectly (a)	1.80%	2.05%	2.03%	1.42%	0.21%	0.12%
Portfolio turnover rate	29%	28%	100%	82%	29%	9%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO (ff)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009		2008		2007		2006
Net asset value, beginning of period	$5.25		$4.65		$4.23		$10.29		$11.18		$10.47

Income (loss) from investment operations:
Net investment income (loss)	0.04	(e)	0.09	(e)	0.08	(e)	0.10	(e)	(0.01	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.25		0.58		0.73		(5.86)		(0.65)		0.71

Total from investment operations	0.29		0.67		0.81		(5.76)		(0.66)		0.71

Less distributions:
Dividends from net investment income	—		(0.07)		(0.39)		(0.10)		—		—	#
Distributions from net realized gains	—		—		—		(0.20)		(0.23)		—	#

Total dividends and distributions	—		(0.07)		(0.39)		(0.30)		(0.23)		—	#

Net asset value, end of period	$5.54		$5.25		$4.65		$4.23		$10.29		$11.18

Total return (b)	5.52%		14.52%		19.34%		(56.75)%		(5.88)%		6.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,704		$141,495		$122,699		$87,602		$213,065		$203,514
Ratio of expenses to average net assets:
After waivers (a)	0.73	%(c)	0.82	%(c)	0.75	%(c)	1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.73	%(c)	0.81%		0.74	%(c)	0.70	%(c)	0.97	%(c)	0.97	%(c)
Before waivers and fees paid indirectly (a)	0.73	%(c)	0.82	%(c)	0.75	%(c)	1.08%		1.07%		1.09%
Ratio of net investment income to average net assets:
After waivers (a)	1.53%		1.77%		1.97%		1.16%		(0.07)%		(0.05)%
After waivers and fees paid indirectly (a)	1.53%		1.78%		1.97%		1.37%		(0.05)%		(0.01)%
Before waivers and fees paid indirectly (a)	1.53%		1.77%		1.97%		1.07%		(0.15)%		(0.14)%
Portfolio turnover rate	29%		28%		100%		82%		29%		9%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(ff)	On May 20, 2011, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Lord Abbett Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the six months ended June 30, 2011 represents the results of operations of the EQ/Large Cap Value Index Portfolio.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	16.2%
Energy	10.8
Health Care	10.3
Consumer Discretionary	9.9
Information Technology	8.2
Industrials	7.3
Consumer Staples	6.4
Utilities	4.1
Telecommunication Services	3.4
Materials	2.2
Cash and Other	21.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,055.90	$3.26
Hypothetical (5% average return before expenses)	1,000.00	1,021.62	3.21
Class IB
Actual	1,000.00	1,055.10	4.54
Hypothetical (5% average return before expenses)	1,000.00	1,020.38	4.46

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.64% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.7%)
Autoliv, Inc.	22,600	$1,772,970
Federal-Mogul Corp.*	4,900	111,867
Johnson Controls, Inc.	128,600	5,357,476
Lear Corp.	178,700	9,556,876
TRW Automotive Holdings Corp.*	137,500	8,116,625
Visteon Corp.*	12,300	841,443

		25,757,257

Automobiles (0.9%)
Ford Motor Co.*	1,134,600	15,646,134
General Motors Co.*	463,500	14,071,860
Thor Industries, Inc.	11,200	323,008

		30,041,002

Distributors (0.0%)
Genuine Parts Co.	29,000	1,577,600

Diversified Consumer Services (0.1%)
Career Education Corp.*	15,600	329,940
DeVry, Inc.	3,300	195,129
Education Management Corp.*	9,700	232,218
H&R Block, Inc.	31,900	511,676
Service Corp. International	60,600	707,808

		1,976,771

Hotels, Restaurants & Leisure (0.4%)
Bally Technologies, Inc.*	800	32,544
Brinker International, Inc.	1,600	39,136
Carnival Corp.	108,200	4,071,566
Choice Hotels International, Inc.	6,600	220,176
Hyatt Hotels Corp., Class A*	10,600	432,692
International Game Technology	36,900	648,702
MGM Resorts International*	69,600	919,416
Penn National Gaming, Inc.*	17,200	693,848
Royal Caribbean Cruises Ltd.*	78,000	2,935,920
Wendy’s/Arby’s Group, Inc., Class A	80,200	406,614
WMS Industries, Inc.*	14,500	445,440
Wyndham Worldwide Corp.	43,100	1,450,315

		12,296,369

Household Durables (0.5%)
D.R. Horton, Inc.	70,900	816,768
Fortune Brands, Inc.	39,100	2,493,407
Garmin Ltd.	25,400	838,962
Harman International Industries, Inc.	6,000	273,420
Jarden Corp.	23,300	804,083
Leggett & Platt, Inc.	9,000	219,420
Lennar Corp., Class A	40,600	736,890
Mohawk Industries, Inc.*	14,400	863,856
Newell Rubbermaid, Inc.	73,800	1,164,564
NVR, Inc.*	9,500	6,892,060
Pulte Group, Inc.*	86,602	663,371
Toll Brothers, Inc.*	37,200	771,528
Whirlpool Corp.	19,400	1,577,608

		18,115,937

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (0.1%)
Expedia, Inc.	20,300	$588,497
IAC/InterActiveCorp*	20,400	778,668
Liberty Media Corp. - Interactive*	152,500	2,557,425

		3,924,590

Leisure Equipment & Products (0.0%)
Mattel, Inc.	22,600	621,274

Media (4.4%)
CBS Corp., Class B	203,000	5,783,470
Clear Channel Outdoor Holdings, Inc., Class A*	10,300	130,810
Comcast Corp., Class A	1,072,600	27,179,684
DIRECTV, Class A*	347,200	17,644,704
DISH Network Corp., Class A*	12,600	386,442
DreamWorks Animation SKG, Inc., Class A*	18,100	363,810
Gannett Co., Inc.	271,100	3,882,152
Interpublic Group of Cos., Inc.	698,400	8,730,000
Lamar Advertising Co., Class A*	10,300	281,911
Liberty Media Corp. - Capital*	18,100	1,552,075
Liberty Media Corp. - Starz*	13,280	999,187
Madison Square Garden Co., Class A*	15,275	420,521
McGraw-Hill Cos., Inc.	172,700	7,237,857
News Corp., Class A	1,273,000	22,532,100
Regal Entertainment Group, Class A	13,700	169,195
Thomson Reuters Corp.	50,400	1,893,024
Time Warner Cable, Inc.	169,000	13,188,760
Time Warner, Inc.	271,733	9,882,929
Viacom, Inc., Class B	266,900	13,611,900
Walt Disney Co.	479,640	18,725,146
Washington Post Co., Class B	1,300	544,635

		155,140,312

Multiline Retail (0.5%)
Big Lots, Inc.*	12,500	414,375
Dillard’s, Inc., Class A	8,600	448,404
J.C. Penney Co., Inc.	41,900	1,447,226
Kohl’s Corp.	11,300	565,113
Macy’s, Inc.	94,600	2,766,104
Sears Holdings Corp.*	9,800	700,112
Target Corp.	232,800	10,920,648

		17,261,982

Specialty Retail (2.2%)
Aaron’s, Inc.	5,500	155,430
Abercrombie & Fitch Co., Class A	3,100	207,452
American Eagle Outfitters, Inc.	49,400	629,850
AutoNation, Inc.*	5,200	190,372
Best Buy Co., Inc.	80,300	2,522,223
CarMax, Inc.*	47,800	1,580,746
Chico’s FAS, Inc.	14,900	226,927
DSW, Inc., Class A*	400	20,244
Foot Locker, Inc.	254,400	6,044,544
GameStop Corp., Class A*	149,900	3,997,833
Gap, Inc.	492,400	8,912,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Home Depot, Inc.	161,000	$5,831,420
Limited Brands, Inc.	199,800	7,682,310
Lowe’s Cos., Inc.	780,600	18,195,786
Office Depot, Inc.*	996,900	4,206,918
RadioShack Corp.	26,900	358,039
Ross Stores, Inc.	167,700	13,436,124
Sally Beauty Holdings, Inc.*	1,700	29,070
Signet Jewelers Ltd.*	22,000	1,029,820
Staples, Inc.	180,900	2,858,220
Williams-Sonoma, Inc.	12,700	463,423

		78,579,191

Textiles, Apparel & Luxury Goods (0.1%)
Phillips-Van Heusen Corp.	12,900	844,563
VF Corp.	22,100	2,399,176

		3,243,739

Total Consumer Discretionary		348,536,024

Consumer Staples (6.4%)
Beverages (0.3%)
Brown-Forman Corp., Class B	3,800	283,822
Coca-Cola Enterprises, Inc.	19,300	563,174
Constellation Brands, Inc., Class A*	423,900	8,825,598
Molson Coors Brewing Co., Class B	34,100	1,525,634

		11,198,228

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	12,500	629,375
CVS Caremark Corp.	344,100	12,931,278
Kroger Co.	538,200	13,347,360
Safeway, Inc.	89,800	2,098,626
SUPERVALU, Inc.	53,800	506,258
Walgreen Co.	13,000	551,980
Wal-Mart Stores, Inc.	108,126	5,745,816

		35,810,693

Food Products (2.0%)
Archer-Daniels-Midland Co.	161,800	4,878,270
Bunge Ltd.	193,900	13,369,405
Campbell Soup Co.	10,900	376,595
ConAgra Foods, Inc.	341,400	8,811,534
Corn Products International, Inc.	3,700	204,536
Dean Foods Co.*	46,400	569,328
General Mills, Inc.	101,000	3,759,220
H.J. Heinz Co.	34,000	1,811,520
Hershey Co.	9,800	557,130
Hormel Foods Corp.	16,300	485,903
J.M. Smucker Co.	29,500	2,254,980
Kellogg Co.	4,100	226,812
Kraft Foods, Inc., Class A	419,300	14,771,939
McCormick & Co., Inc. (Non-Voting)	10,600	525,442
Mead Johnson Nutrition Co.	42,400	2,864,120
Ralcorp Holdings, Inc.*	14,000	1,212,120
Sara Lee Corp.	25,200	478,548
Smithfield Foods, Inc.*	189,100	4,135,617

	Number of Shares	Value (Note 1)

Tyson Foods, Inc., Class A	341,600	$6,633,872

		67,926,891

Household Products (1.9%)
Church & Dwight Co., Inc.	15,300	620,262
Clorox Co.	31,900	2,151,336
Colgate-Palmolive Co.	12,200	1,066,402
Energizer Holdings, Inc.*	17,700	1,280,772
Kimberly-Clark Corp.	49,400	3,288,064
Procter & Gamble Co.	925,270	58,819,414

		67,226,250

Tobacco (1.2%)
Altria Group, Inc.	764,800	20,198,368
Lorillard, Inc.	36,500	3,973,755
Philip Morris International, Inc.	225,100	15,029,927
Reynolds American, Inc.	89,900	3,330,795

		42,532,845

Total Consumer Staples		224,694,907

Energy (10.8%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	10,200	450,126
Baker Hughes, Inc.	66,406	4,818,419
Cameron International Corp.*	16,300	819,727
Diamond Offshore Drilling, Inc.	9,200	647,772
Ensco plc (ADR)	184,700	9,844,510
Helmerich & Payne, Inc.	1,800	119,016
McDermott International, Inc.*	259,500	5,140,695
Nabors Industries Ltd.*	430,400	10,605,056
National Oilwell Varco, Inc.	107,400	8,399,754
Oil States International, Inc.*	2,100	167,811
Patterson-UTI Energy, Inc.	34,800	1,100,028
Rowan Cos., Inc.*	27,000	1,047,870
SEACOR Holdings, Inc.	5,500	549,780
Tidewater, Inc.	12,300	661,863
Transocean Ltd.	40,700	2,627,592
Unit Corp.*	10,600	645,858

		47,645,877

Oil, Gas & Consumable Fuels (9.5%)
Alpha Natural Resources, Inc.*	25,180	1,144,179
Anadarko Petroleum Corp.	188,500	14,469,260
Apache Corp.	69,335	8,555,246
Arch Coal, Inc.	37,200	991,752
Chesapeake Energy Corp.	166,900	4,955,261
Chevron Corp.	666,940	68,588,110
Cimarex Energy Co.	16,000	1,438,720
Cobalt International Energy, Inc.*	2,000	27,260
ConocoPhillips	706,720	53,138,277
Denbury Resources, Inc.*	17,029	340,580
Devon Energy Corp.	343,100	27,039,711
El Paso Corp.	11,500	232,300
Energen Corp.	18,300	1,033,950
EQT Corp.	20,700	1,087,164
EXCO Resources, Inc.	3,100	54,715
Exxon Mobil Corp.	568,206	46,240,604
Forest Oil Corp.*	6,200	165,602
Hess Corp.	243,400	18,196,584
Kinder Morgan, Inc.	13,700	393,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Kosmos Energy Ltd.*	1,300	$22,074
Marathon Oil Corp.	567,900	29,916,972
Murphy Oil Corp.	59,400	3,900,204
Newfield Exploration Co.*	14,400	979,488
Nexen, Inc.	339,200	7,632,000
Noble Energy, Inc.	35,800	3,208,754
Occidental Petroleum Corp.	146,900	15,283,476
Petrohawk Energy Corp.*	13,200	325,644
Pioneer Natural Resources Co.	5,600	501,592
Plains Exploration & Production Co.*	35,800	1,364,696
QEP Resources, Inc.	9,600	401,568
Quicksilver Resources, Inc.*	27,900	411,804
SM Energy Co.	3,100	227,788
Southern Union Co.	31,600	1,268,740
Spectra Energy Corp.	164,900	4,519,909
Sunoco, Inc.	30,700	1,280,497
Teekay Corp.	10,600	327,328
Tesoro Corp.*	167,700	3,842,007
Valero Energy Corp.	195,100	4,988,707
Williams Cos., Inc.	149,200	4,513,300

		333,009,424

Total Energy		380,655,301

Financials (16.2%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	3,800	385,510
American Capital Ltd.*	89,400	887,742
Ameriprise Financial, Inc.	61,500	3,547,320
Ares Capital Corp.	51,900	834,033
Bank of New York Mellon Corp.	315,100	8,072,862
BlackRock, Inc.	11,859	2,274,675
E*TRADE Financial Corp.*	63,600	877,680
Federated Investors, Inc., Class B	4,300	102,512
Goldman Sachs Group, Inc.	131,400	17,488,026
Invesco Ltd.	117,200	2,742,480
Janus Capital Group, Inc.	47,200	445,568
Jefferies Group, Inc.	34,200	697,680
Legg Mason, Inc.	37,700	1,235,052
LPL Investment Holdings, Inc.*	1,301	44,507
Morgan Stanley	531,072	12,219,967
Northern Trust Corp.	55,100	2,532,396
Raymond James Financial, Inc.	25,800	829,470
State Street Corp.	127,900	5,767,011

		60,984,491

Commercial Banks (2.9%)
Associated Banc-Corp	43,900	610,210
Bank of Hawaii Corp.	12,100	562,892
BB&T Corp.	176,700	4,742,628
BOK Financial Corp.	6,500	356,005
CapitalSource, Inc.	82,000	528,900
CIT Group, Inc.*	50,900	2,252,834
City National Corp./California	11,800	640,150
Comerica, Inc.	44,800	1,548,736
Commerce Bancshares, Inc./Missouri	18,791	808,013
Cullen/Frost Bankers, Inc.	13,500	767,475

	Number of Shares	Value (Note 1)

East West Bancorp, Inc.	37,700	$761,917
Fifth Third Bancorp	233,100	2,972,025
First Citizens BancShares, Inc./North Carolina, Class A	1,400	262,108
First Horizon National Corp.	66,785	637,129
First Republic Bank/California*	18,600	600,408
Fulton Financial Corp.	50,500	540,855
Huntington Bancshares, Inc./Ohio	219,100	1,437,296
KeyCorp	241,200	2,009,196
M&T Bank Corp.	31,832	2,799,624
Marshall & Ilsley Corp.	134,600	1,072,762
PNC Financial Services Group, Inc.	133,600	7,963,896
Popular, Inc.*	259,700	716,772
Regions Financial Corp.	318,800	1,976,560
SunTrust Banks, Inc.	136,200	3,513,960
Synovus Financial Corp.	199,200	414,336
TCF Financial Corp.	40,300	556,140
U.S. Bancorp	488,900	12,471,839
Valley National Bancorp	43,068	586,156
Wells Fargo & Co.	1,636,883	45,930,937
Zions Bancorp	46,600	1,118,866

		101,160,625

Consumer Finance (0.5%)
American Express Co.	105,300	5,444,010
Capital One Financial Corp.	157,000	8,112,190
Discover Financial Services	124,700	3,335,725
SLM Corp.	133,800	2,249,178

		19,141,103

Diversified Financial Services (4.8%)
Bank of America Corp.	2,571,450	28,183,092
Citigroup, Inc.	1,417,040	59,005,546
CME Group, Inc.	17,100	4,986,189
Interactive Brokers Group, Inc., Class A	9,200	143,980
JPMorgan Chase & Co.	1,553,497	63,600,167
Leucadia National Corp.	50,100	1,708,410
Moody’s Corp.	216,000	8,283,600
NASDAQ OMX Group, Inc.*	27,500	695,750
NYSE Euronext	45,900	1,572,993

		168,179,727

Insurance (4.4%)
ACE Ltd.	205,800	13,545,756
Aflac, Inc.	118,700	5,540,916
Alleghany Corp.*	1,751	583,276
Allied World Assurance Co. Holdings Ltd.	9,600	552,768
Allstate Corp.	132,700	4,051,331
American Financial Group, Inc./Ohio	20,400	728,076
American International Group, Inc.*	112,159	3,288,502
American National Insurance Co.	1,800	139,500
Aon Corp.	83,900	4,304,070
Arch Capital Group Ltd.*	33,500	1,069,320
Arthur J. Gallagher & Co.	28,000	799,120
Aspen Insurance Holdings Ltd.	17,900	460,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Assurant, Inc.	24,500	$888,615
Assured Guaranty Ltd.	46,700	761,677
Axis Capital Holdings Ltd.	32,800	1,015,488
Berkshire Hathaway, Inc., Class B*	446,324	34,541,014
Brown & Brown, Inc.	29,500	756,970
Chubb Corp.	105,300	6,592,833
Cincinnati Financial Corp.	37,100	1,082,578
CNA Financial Corp.	6,700	194,635
Endurance Specialty Holdings Ltd.	10,300	425,699
Everest Reinsurance Group Ltd.	11,700	956,475
Fidelity National Financial, Inc., Class A	56,600	890,884
Genworth Financial, Inc., Class A*	124,400	1,278,832
Hanover Insurance Group, Inc.	11,500	433,665
Hartford Financial Services Group, Inc.	112,900	2,977,173
HCC Insurance Holdings, Inc.	28,800	907,200
Lincoln National Corp.	79,500	2,264,955
Loews Corp.	80,400	3,384,036
Markel Corp.*	2,500	992,025
Marsh & McLennan Cos., Inc.	139,200	4,341,648
MBIA, Inc.*	37,500	325,875
Mercury General Corp.	6,800	268,532
MetLife, Inc.	208,400	9,142,508
Old Republic International Corp.	65,700	771,975
PartnerReinsurance Ltd.	17,100	1,177,335
Principal Financial Group, Inc.	81,500	2,479,230
Progressive Corp.	166,400	3,557,632
Protective Life Corp.	21,700	501,921
Prudential Financial, Inc.	123,400	7,847,006
Reinsurance Group of America, Inc.	18,800	1,144,168
RenaissanceReinsurance Holdings Ltd.	13,100	916,345
StanCorp Financial Group, Inc.	11,500	485,185
Torchmark Corp.	19,300	1,237,902
Transatlantic Holdings, Inc.	15,900	779,259
Travelers Cos., Inc.	322,625	18,834,847
Unitrin, Inc.	12,600	373,842
Unum Group	78,100	1,989,988
Validus Holdings Ltd.	16,800	519,960
W. R. Berkley Corp.	29,000	940,760
White Mountains Insurance Group Ltd.	1,800	756,288
XL Group plc	78,500	1,725,430

		155,525,592

Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)	15,700	1,215,494
American Capital Agency Corp. (REIT)	32,700	951,897
Annaly Capital Management, Inc. (REIT)	206,353	3,722,608
Apartment Investment & Management Co. (REIT), Class A	9,742	248,713

	Number of Shares	Value (Note 1)

AvalonBay Communities, Inc. (REIT)	22,171	$2,846,756
Boston Properties, Inc. (REIT)	6,600	700,656
Brandywine Realty Trust (REIT)	34,300	397,537
BRE Properties, Inc. (REIT)	18,900	942,732
Camden Property Trust (REIT)	5,000	318,100
Chimera Investment Corp. (REIT)	260,600	901,676
CommonWealth REIT (REIT)	18,300	472,872
Corporate Office Properties Trust/Maryland (REIT)	12,300	382,653
Developers Diversified Realty Corp. (REIT)	54,800	772,680
Douglas Emmett, Inc. (REIT)	31,500	626,535
Duke Realty Corp. (REIT)	64,100	898,041
Equity Residential (REIT)	69,300	4,158,000
Essex Property Trust, Inc. (REIT)	3,700	500,573
Federal Realty Investment Trust (REIT)	3,900	332,202
General Growth Properties, Inc. (REIT)	142,969	2,386,153
HCP, Inc. (REIT)	103,058	3,781,198
Health Care REIT, Inc. (REIT)	44,900	2,354,107
Hospitality Properties Trust (REIT)	31,300	759,025
Host Hotels & Resorts, Inc. (REIT)	174,087	2,950,775
Kimco Realty Corp. (REIT)	103,240	1,924,394
Liberty Property Trust (REIT)	29,200	951,336
Macerich Co. (REIT)	21,355	1,142,492
Mack-Cali Realty Corp. (REIT)	22,000	724,680
Nationwide Health Properties, Inc. (REIT)	32,100	1,329,261
Piedmont Office Realty Trust, Inc. (REIT), Class A	43,800	893,082
Plum Creek Timber Co., Inc. (REIT)	16,300	660,802
ProLogis, Inc. (REIT)	107,679	3,859,215
Public Storage (REIT)	2,100	239,421
Realty Income Corp. (REIT)	32,200	1,078,378
Regency Centers Corp. (REIT)	22,800	1,002,516
Senior Housing Properties Trust (REIT)	36,000	842,760
Simon Property Group, Inc. (REIT)	13,699	1,592,235
SL Green Realty Corp. (REIT)	20,600	1,707,122
Taubman Centers, Inc. (REIT)	14,200	840,640
UDR, Inc. (REIT)	44,405	1,090,143
Vornado Realty Trust (REIT)	41,659	3,881,786
Weingarten Realty Investors (REIT)	30,600	769,896
Weyerhaeuser Co. (REIT)	96,997	2,120,354

		59,271,496

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	34,800	649,716
Howard Hughes Corp.*	5,488	356,939
Jones Lang LaSalle, Inc.	2,500	235,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

St. Joe Co.*	16,500	$343,860

		1,586,265

Thrifts & Mortgage Finance (0.2%)
BankUnited, Inc.	8,400	222,936
Capitol Federal Financial, Inc.	42,471	499,459
First Niagara Financial Group, Inc.	76,900	1,015,080
Hudson City Bancorp, Inc.	108,000	884,520
New York Community Bancorp, Inc.	110,900	1,662,391
People’s United Financial, Inc.	72,900	979,776
TFS Financial Corp.*	20,200	195,536
Washington Federal, Inc.	28,100	461,683

		5,921,381

Total Financials		571,770,680

Health Care (10.3%)
Biotechnology (1.1%)
Amgen, Inc.*	384,200	22,418,070
Cephalon, Inc.*	19,400	1,550,060
Gilead Sciences, Inc.*	359,200	14,874,472
Vertex Pharmaceuticals, Inc.*	6,000	311,940

		39,154,542

Health Care Equipment & Supplies (0.5%)
Alere, Inc.*	21,700	794,654
Baxter International, Inc.	14,500	865,505
Boston Scientific Corp.*	387,800	2,679,698
CareFusion Corp.*	38,900	1,056,913
Cooper Cos., Inc.	8,600	681,464
Covidien plc	58,600	3,119,278
DENTSPLY International, Inc.	21,100	803,488
Hill-Rom Holdings, Inc.	1,500	69,060
Hologic, Inc.*	66,300	1,337,271
Kinetic Concepts, Inc.*	3,500	201,705
Medtronic, Inc.	37,200	1,433,316
Teleflex, Inc.	10,200	622,812
Zimmer Holdings, Inc.*	48,700	3,077,840

		16,743,004

Health Care Providers & Services (2.3%)
Aetna, Inc.	130,400	5,749,336
AMERIGROUP Corp.*	3,700	260,739
Brookdale Senior Living, Inc.*	3,200	77,600
Cardinal Health, Inc.	44,500	2,021,190
CIGNA Corp.	68,700	3,533,241
Community Health Systems, Inc.*	24,100	618,888
Coventry Health Care, Inc.*	37,600	1,371,272
HCA Holdings, Inc.*	13,100	432,300
Health Net, Inc.*	158,100	5,073,429
Henry Schein, Inc.*	11,000	787,490
Humana, Inc.	42,800	3,447,112
LifePoint Hospitals, Inc.*	13,300	519,764
Omnicare, Inc.	29,400	937,566
Patterson Cos., Inc.	15,700	516,373
Quest Diagnostics, Inc.	3,300	195,030
Tenet Healthcare Corp.*	117,400	732,576
UnitedHealth Group, Inc.	528,382	27,253,943
VCA Antech, Inc.*	21,900	464,280

	Number of Shares	Value (Note 1)

WellPoint, Inc.	330,900	$26,064,993

		80,057,122

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,300	180,606
Emdeon, Inc., Class A*	7,000	91,840

		272,446

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	5,100	608,736
Life Technologies Corp.*	41,400	2,155,698
PerkinElmer, Inc.	28,600	769,626
QIAGEN N.V.*	59,300	1,127,886
Thermo Fisher Scientific, Inc.*	97,300	6,265,147

		10,927,093

Pharmaceuticals (6.1%)
Abbott Laboratories, Inc.	24,100	1,268,142
AstraZeneca plc (ADR)	357,100	17,879,997
Bristol-Myers Squibb Co.	432,900	12,536,784
Eli Lilly and Co.	173,500	6,511,455
Forest Laboratories, Inc.*	100,700	3,961,538
Hospira, Inc.*	6,900	390,954
Johnson & Johnson	967,910	64,385,373
Merck & Co., Inc.	1,056,328	37,277,815
Mylan, Inc.*	10,500	259,035
Pfizer, Inc.	3,516,701	72,444,041
Warner Chilcott plc, Class A	3,700	89,281
Watson Pharmaceuticals, Inc.*	1,800	123,714

		217,128,129

Total Health Care		364,282,336

Industrials (7.3%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.	8,000	570,640
BE Aerospace, Inc.*	1,300	53,053
Boeing Co.	21,200	1,567,316
General Dynamics Corp.	84,300	6,282,036
Goodrich Corp.	18,700	1,785,850
Huntington Ingalls Industries, Inc.*	12,366	426,627
ITT Corp.	46,700	2,752,031
L-3 Communications Holdings, Inc.	27,000	2,361,150
Lockheed Martin Corp.	9,200	744,924
Northrop Grumman Corp.	353,600	24,522,160
Raytheon Co.	232,100	11,570,185
Spirit AeroSystems Holdings, Inc., Class A*	23,600	519,200
Textron, Inc.	66,100	1,560,621
United Technologies Corp.	12,600	1,115,226

		55,831,019

Air Freight & Logistics (0.3%)
FedEx Corp.	108,400	10,281,740
UTi Worldwide, Inc.	2,500	49,225

		10,330,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.3%)
AMR Corp.*	44,800	$241,920
Copa Holdings S.A., Class A	1,800	120,132
Delta Air Lines, Inc.*	862,200	7,906,374
Southwest Airlines Co.	165,500	1,890,010
United Continental Holdings, Inc.*	12,500	282,875

		10,441,311

Building Products (0.0%)
Armstrong World Industries, Inc.	4,800	218,688
Owens Corning, Inc.*	31,700	1,183,995

		1,402,683

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	25,400	981,202
Cintas Corp.	32,000	1,056,960
Corrections Corp. of America*	27,200	588,880
Covanta Holding Corp.	28,700	473,263
KAR Auction Services, Inc.*	5,800	109,678
Pitney Bowes, Inc.	46,400	1,066,736
R.R. Donnelley & Sons Co.	52,600	1,031,486
Republic Services, Inc.	81,430	2,512,116
Waste Connections, Inc.	3,550	112,641
Waste Management, Inc.	120,300	4,483,581

		12,416,543

Construction & Engineering (0.2%)
Aecom Technology Corp.*	16,700	456,578
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	10,700	416,230
Jacobs Engineering Group, Inc.*	32,200	1,392,650
KBR, Inc.	35,900	1,353,071
Quanta Services, Inc.*	54,700	1,104,940
Shaw Group, Inc.*	18,300	552,843
URS Corp.*	19,900	890,326

		6,166,638

Electrical Equipment (0.1%)
Cooper Industries plc	14,500	865,215
General Cable Corp.*	6,400	272,512
GrafTech International Ltd.*	30,800	624,316
Hubbell, Inc., Class B	15,300	993,735
Regal-Beloit Corp.	9,800	654,346
Thomas & Betts Corp.*	10,100	543,885

		3,954,009

Industrial Conglomerates (2.4%)
3M Co.	21,100	2,001,335
Carlisle Cos., Inc.	14,300	703,989
General Electric Co.	3,941,610	74,338,764
Tyco International Ltd.	119,000	5,882,170

		82,926,258

Machinery (1.1%)
AGCO Corp.*	24,100	1,189,576
Caterpillar, Inc.	59,400	6,323,724
CNH Global N.V.*	6,700	258,955
Crane Co.	12,400	612,684
Dover Corp.	10,500	711,900

	Number of Shares	Value (Note 1)

Eaton Corp.	53,800	$2,768,010
Flowserve Corp.	1,300	142,857
Harsco Corp.	18,600	606,360
IDEX Corp.	2,200	100,870
Illinois Tool Works, Inc.	7,500	423,675
Ingersoll-Rand plc	244,700	11,111,827
Kennametal, Inc.	18,300	772,443
Lincoln Electric Holdings, Inc.	8,200	293,970
Navistar International Corp.*	8,400	474,264
Oshkosh Corp.*	23,100	668,514
Parker Hannifin Corp.	74,800	6,712,552
Pentair, Inc.	25,000	1,009,000
Snap-On, Inc.	12,100	756,008
SPX Corp.	9,400	777,004
Stanley Black & Decker, Inc.	42,702	3,076,679
Terex Corp.*	27,800	790,910
Timken Co.	3,500	176,400
Trinity Industries, Inc.	20,200	704,576

		40,462,758

Marine (0.0%)
Alexander & Baldwin, Inc.	10,500	505,680
Kirby Corp.*	4,000	226,680

		732,360

Professional Services (0.1%)
Equifax, Inc.	29,600	1,027,712
Manpower, Inc.	20,900	1,121,285
Nielsen Holdings N.V.*	2,835	88,339
Towers Watson & Co., Class A	11,600	762,236
Verisk Analytics, Inc., Class A*	4,800	166,176

		3,165,748

Road & Rail (0.8%)
Con-way, Inc.	12,700	492,887
CSX Corp.	107,400	2,816,028
Kansas City Southern*	7,000	415,310
Norfolk Southern Corp.	89,700	6,721,221
Ryder System, Inc.	13,000	739,050
Union Pacific Corp.	151,600	15,827,040

		27,011,536

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	8,800	213,752
GATX Corp.	11,800	438,016
WESCO International, Inc.*	5,800	313,722

		965,490

Total Industrials		255,807,318

Information Technology (8.2%)
Communications Equipment (1.1%)
Brocade Communications Systems, Inc.*	119,800	773,908
Cisco Systems, Inc.	1,395,800	21,788,438
EchoStar Corp., Class A*	9,700	353,371
Harris Corp.	23,600	1,063,416
Motorola Mobility Holdings, Inc.*	66,162	1,458,210
Motorola Solutions, Inc.*	262,513	12,086,099
Tellabs, Inc.	92,100	424,581

		37,948,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Computers & Peripherals (2.0%)
Apple, Inc.*	34,300	$11,513,481
Dell, Inc.*	906,300	15,108,021
Diebold, Inc.	16,500	511,665
Hewlett-Packard Co.	1,019,700	37,117,080
Lexmark International, Inc., Class A*	20,100	588,126
NCR Corp.*	8,600	162,454
QLogic Corp.*	4,800	76,416
SanDisk Corp.*	60,500	2,510,750
Western Digital Corp.*	59,000	2,146,420

		69,734,413

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	25,200	1,045,800
Avnet, Inc.*	38,700	1,233,756
AVX Corp.	12,200	185,928
Corning, Inc.	720,500	13,077,075
Ingram Micro, Inc., Class A*	40,800	740,112
Itron, Inc.*	10,300	496,048
Jabil Circuit, Inc.	8,500	171,700
Molex, Inc.	34,300	883,911
Tech Data Corp.*	11,800	576,902
Vishay Intertechnology, Inc.*	38,500	579,040

		18,990,272

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	4,200	132,174
AOL, Inc.*	27,112	538,444
eBay, Inc.*	132,700	4,282,229
Monster Worldwide, Inc.*	32,800	480,848
Yahoo!, Inc.*	330,600	4,972,224

		10,405,919

IT Services (1.1%)
Accenture plc, Class A	49,100	2,966,622
Amdocs Ltd.*	47,100	1,431,369
Booz Allen Hamilton Holding Corp.*	3,042	58,133
Broadridge Financial Solutions, Inc.	1,700	40,919
Computer Sciences Corp.	39,300	1,491,828
CoreLogic, Inc.*	24,500	409,395
DST Systems, Inc.	7,600	401,280
Fidelity National Information Services, Inc.	66,594	2,050,429
Fiserv, Inc.*	7,300	457,199
Genpact Ltd.*	7,100	122,404
International Business Machines Corp.	110,000	18,870,500
Paychex, Inc.	6,500	199,680
SAIC, Inc.*	49,600	834,272
Total System Services, Inc.	41,100	763,638
Visa, Inc., Class A	89,900	7,574,974

		37,672,642

Office Electronics (0.1%)
Xerox Corp.	355,562	3,701,400

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Semiconductor Engineering, Inc. (ADR)	896,000	5,053,440

	Number of Shares	Value (Note 1)

Applied Materials, Inc.	828,200	$10,774,882
Atmel Corp.*	7,400	104,118
Cree, Inc.*	26,100	876,699
Fairchild Semiconductor International, Inc.*	32,300	539,733
Freescale Semiconductor Holdings I Ltd.*	4,100	75,399
Intel Corp.	1,796,900	39,819,304
International Rectifier Corp.*	17,700	495,069
Intersil Corp., Class A	16,000	205,600
KLA-Tencor Corp.	9,700	392,656
Lam Research Corp.*	114,900	5,087,772
LSI Corp.*	107,200	763,264
Marvell Technology Group Ltd.*	128,900	1,903,209
MEMC Electronic Materials, Inc.*	23,800	203,014
Micron Technology, Inc.*	220,000	1,645,600
National Semiconductor Corp.	3,600	88,596
Novellus Systems, Inc.*	22,600	816,764
PMC-Sierra, Inc.*	55,800	422,406
Silicon Laboratories, Inc.*	1,100	45,386
SunPower Corp., Class A*	25,100	485,183
Teradyne, Inc.*	47,000	695,600
Texas Instruments, Inc.	107,500	3,529,225

		74,022,919

Software (1.0%)
Activision Blizzard, Inc.	107,400	1,254,432
CA, Inc.	97,300	2,222,332
Compuware Corp.*	14,700	143,472
Microsoft Corp.	726,100	18,878,600
Oracle Corp.	335,800	11,051,178
Synopsys, Inc.*	34,600	889,566

		34,439,580

Total Information Technology		286,915,168

Materials (2.2%)
Chemicals (1.0%)
Ashland, Inc.	20,100	1,298,862
Cabot Corp.	16,600	661,842
CF Industries Holdings, Inc.	2,991	423,735
Cytec Industries, Inc.	12,500	714,875
Dow Chemical Co.	638,350	22,980,600
Huntsman Corp.	39,400	742,690
LyondellBasell Industries N.V., Class A	207,100	7,977,492
Nalco Holding Co.	3,900	108,459
Rockwood Holdings, Inc.*	900	49,761
RPM International, Inc.	33,000	759,660
Scotts Miracle-Gro Co., Class A	1,600	82,096
Valspar Corp.	21,200	764,472
W.R. Grace & Co.*	1,900	86,697
Westlake Chemical Corp.	4,000	207,600

		36,858,841

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	6,200	495,814
Vulcan Materials Co.	32,700	1,259,931

		1,755,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.2%)
AptarGroup, Inc.	17,100	$895,014
Bemis Co., Inc.	26,700	901,926
Greif, Inc., Class A	9,700	630,791
Owens-Illinois, Inc.*	41,600	1,073,696
Packaging Corp. of America	2,400	67,176
Sealed Air Corp.	40,600	965,874
Sonoco Products Co.	25,300	899,162
Temple-Inland, Inc.	20,300	603,722

		6,037,361

Metals & Mining (0.8%)
AK Steel Holding Corp.	22,300	351,448
Alcoa, Inc.	849,500	13,473,070
Commercial Metals Co.	29,200	419,020
Newmont Mining Corp.	123,400	6,659,898
Nucor Corp.	80,200	3,305,844
Reliance Steel & Aluminum Co.	49,000	2,432,850
Schnitzer Steel Industries, Inc., Class A	4,000	230,400
Steel Dynamics, Inc.	24,800	403,000
Titanium Metals Corp.	10,100	185,032
United States Steel Corp.	36,500	1,680,460

		29,141,022

Paper & Forest Products (0.1%)
Domtar Corp.	10,400	985,088
International Paper Co.	87,400	2,606,268
MeadWestvaco Corp.	43,000	1,432,330

		5,023,686

Total Materials		78,816,655

Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	2,306,400	72,444,024
CenturyLink, Inc.	392,828	15,882,036
Frontier Communications Corp.	252,526	2,037,885
Level 3 Communications, Inc.*	432,400	1,055,056
tw telecom, Inc.*	5,500	112,915
Verizon Communications, Inc.	555,700	20,688,711
Windstream Corp.	57,500	745,200

		112,965,827

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	6,200	23,436
NII Holdings, Inc.*	5,400	228,852
Sprint Nextel Corp.*	759,200	4,092,088
Telephone & Data Systems, Inc.	22,900	711,732
U.S. Cellular Corp.*	3,700	179,154

		5,235,262

Total Telecommunication Services		118,201,089

Utilities (4.1%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	122,270	4,607,134
DPL, Inc.	29,600	892,736
Duke Energy Corp.	337,800	6,360,774
Edison International	180,200	6,982,750

	Number of Shares	Value (Note 1)

Entergy Corp.	45,200	$3,086,256
Exelon Corp.	168,100	7,201,404
FirstEnergy Corp.	106,115	4,684,977
Great Plains Energy, Inc.	34,500	715,185
Hawaiian Electric Industries, Inc.	24,100	579,846
NextEra Energy, Inc.	107,100	6,153,966
Northeast Utilities	44,800	1,575,616
NV Energy, Inc.	59,800	917,930
Pepco Holdings, Inc.	57,200	1,122,836
Pinnacle West Capital Corp.	27,700	1,234,866
PPL Corp.	146,402	4,074,368
Progress Energy, Inc.	74,700	3,586,347
Southern Co.	215,500	8,701,890
Westar Energy, Inc.	28,800	775,008

		63,253,889

Gas Utilities (0.2%)
AGL Resources, Inc.	19,800	806,058
Atmos Energy Corp.	22,900	761,425
National Fuel Gas Co.	17,900	1,303,120
Oneok, Inc.	25,200	1,865,052
Questar Corp.	45,000	796,950
UGI Corp.	28,300	902,487

		6,435,092

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	166,700	2,123,758
Calpine Corp.*	89,000	1,435,570
Constellation Energy Group, Inc.	47,200	1,791,712
GenOn Energy, Inc.*	195,704	755,417
NRG Energy, Inc.*	61,100	1,501,838

		7,608,295

Multi-Utilities (1.9%)
Alliant Energy Corp.	28,100	1,142,546
Ameren Corp.	61,200	1,765,008
CenterPoint Energy, Inc.	418,000	8,088,300
CMS Energy Corp.	344,800	6,789,112
Consolidated Edison, Inc.	74,200	3,950,408
Dominion Resources, Inc.	146,100	7,052,247
DTE Energy Co.	227,200	11,364,544
Integrys Energy Group, Inc.	19,900	1,031,616
MDU Resources Group, Inc.	47,900	1,077,750
NiSource, Inc.	70,900	1,435,725
NSTAR	26,300	1,209,274
OGE Energy Corp.	24,800	1,247,936
PG&E Corp.	101,000	4,245,030
Public Service Enterprise Group, Inc.	128,400	4,190,976
SCANA Corp.	29,200	1,149,604
Sempra Energy	60,800	3,215,104
TECO Energy, Inc.	54,500	1,029,505
Vectren Corp.	20,700	576,702
Wisconsin Energy Corp.	59,300	1,859,055
Xcel Energy, Inc.	122,800	2,984,040

		65,404,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Water Utilities (0.0%)
American Water Works Co., Inc.	44,500	$1,310,525
Aqua America, Inc.	31,400	690,172

		2,000,697

Total Utilities		144,702,455

Total Common Stocks (78.8%) (Cost $2,205,347,336)		2,774,381,933

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $6,890)	1,300	2,665

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
U.S. Treasury Bills 0.04%, 11/3/11 (p)#	$58,713,200	$58,704,628

Time Deposit (19.0%)
JPMorgan Chase Nassau 0.000%, 7/1/11	669,725,666	669,725,666

Total Short-Term Investments (20.7%) (Cost $728,428,672)		728,430,294

Total Investments (99.5%) (Cost $2,933,782,898)		3,502,814,892
Other Assets Less Liabilities (0.5%)		17,612,869

Net Assets (100%)		$3,520,427,761

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $ 58,704,628.
(p)	Yield to maturity.

Glossary:

ADR—American	Depositary Receipt

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	10,108	September-11	$639,953,248	$664,853,700	$24,900,452
S&P MidCap 400 E-Mini Index	292	September-11	27,093,676	28,513,799	1,420,123

					$26,320,575

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$348,536,024	$—	$—	$348,536,024
Consumer Staples	224,694,907	—	—	224,694,907
Energy	380,655,301	—	—	380,655,301
Financials	571,770,680	—	—	571,770,680
Health Care	364,282,336	—	—	364,282,336
Industrials	255,807,318	—	—	255,807,318
Information Technology	286,915,168	—	—	286,915,168
Materials	78,816,655	—	—	78,816,655
Telecommunication Services	118,201,089	—	—	118,201,089
Utilities	144,702,455	—	—	144,702,455
Futures	26,320,575	—	—	26,320,575
Rights
Health Care	2,665	—	—	2,665
Short-Term Investments	—	728,430,294	—	728,430,294

Total Assets	$2,800,705,173	$728,430,294	$—	$3,529,135,467

Total Liabilities	$—	$—	$—	$—

Total	$2,800,705,173	$728,430,294	$—	$3,529,135,467

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	26,320,575	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$26,320,575

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	24,169,770	—	—	24,169,770
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$24,169,770	$—	$—	$24,169,770

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	16,371,161	—	—	16,371,161
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$16,371,161	$—	$—	$16,371,161

The Portfolio held futures contracts with an average notional balance of approximately $737,287,000 for the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$615,127,063
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$873,073,119

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$389,053,942
Aggregate gross unrealized depreciation	(33,371,044)

Net unrealized appreciation	$355,682,898

Federal income tax cost of investments	$3,147,131,994

The Portfolio has a net capital loss carryforward of $1,596,360,604 of which $425,053,696 expires in the year 2016 and $1,171,306,908 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $2,933,782,898)	$3,502,814,892
Cash	1,508,249
Receivable for securities sold	10,725,539
Due from broker for futures variation margin	5,818,159
Dividends, interest and other receivables	4,048,086
Receivable from Separate Accounts for Trust shares sold	184,163
Other assets	46,251

Total assets	3,525,145,339

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,359,918
Investment management fees payable	1,350,348
Administrative fees payable	434,647
Distribution fees payable - Class IB	317,515
Trustees’ fees payable	4,030
Accrued expenses	251,120

Total liabilities	4,717,578

NET ASSETS	$3,520,427,761

Net assets were comprised of:
Paid in capital	$4,524,165,462
Accumulated undistributed net investment income (loss)	18,411,201
Accumulated undistributed net realized gains (losses) on investments and futures	(1,617,501,471)
Net unrealized appreciation (depreciation) on investments and futures	595,352,569

Net assets	$3,520,427,761

Class IA
Net asset value, offering and redemption price per share, $1,947,903,926 / 181,048,709 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

Class IB
Net asset value, offering and redemption price per share, $1,572,523,835 / 146,615,937 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11,169 foreign withholding tax)	$31,678,132
Interest	33,972

Total income	31,712,104

EXPENSES
Investment management fees	8,523,655
Administrative fees	2,747,522
Distribution fees - Class IB	2,007,347
Printing and mailing expenses	143,074
Custodian fees	68,064
Trustees’ fees	41,239
Professional fees	40,760
Miscellaneous	42,689

Gross expenses	13,614,350
Less: Fees paid indirectly	(71,975)

Net expenses	13,542,375

NET INVESTMENT INCOME (LOSS)	18,169,729

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	178,219,074
Futures	24,169,770

Net realized gain (loss)	202,388,844

Change in unrealized appreciation (depreciation) on:
Securities	(37,540,347)
Futures	16,371,161

Net change in unrealized appreciation (depreciation)	(21,169,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)	181,219,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$199,389,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,169,729	$44,584,219
Net realized gain (loss) on investments and futures	202,388,844	140,754,478
Net change in unrealized appreciation (depreciation) on investments and futures	(21,169,186)	266,488,222

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	199,389,387	451,826,919

DIVIDENDS:
Dividends from net investment income
Class IA	—	(27,204,814)
Class IB	—	(17,518,934)

TOTAL DIVIDENDS	—	(44,723,748)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,114,668 and 2,872,987 shares, respectively ]	22,377,230	27,044,250
Capital shares issued in reinvestment of dividends [ 0 and 2,714,600 shares, respectively ]	—	27,204,814
Capital shares repurchased [ (20,049,963) and (58,662,281) shares, respectively ]	(214,516,896)	(570,472,459)

Total Class IA transactions	(192,139,666)	(516,223,395)

Class IB
Capital shares sold [ 1,227,520 and 2,983,754 shares, respectively ]	13,038,344	28,042,808
Capital shares issued in reinvestment of dividends [ 0 and 1,751,497 shares, respectively ]	—	17,518,934
Capital shares repurchased [ (12,464,736) and (26,031,081) shares, respectively ]	(132,519,960)	(243,477,956)

Total Class IB transactions	(119,481,616)	(197,916,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(311,621,282)	(714,139,609)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(112,231,895)	(307,036,438)
NET ASSETS:
Beginning of period	3,632,659,656	3,939,696,094

End of period (a)	$3,520,427,761	$3,632,659,656

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,411,201	$241,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO (i)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.19	$9.15	$7.75	$14.27	$16.39	$14.51

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.13 (e)	0.19 (e)	0.43	0.35 (e)	0.30 (e)
Net realized and unrealized gain (loss) on investments and futures	0.51	1.05	1.41	(6.57)	(1.07)	2.83

Total from investment operations	0.57	1.18	1.60	(6.14)	(0.72)	3.13

Less distributions:
Dividends from net investment income	—	(0.14)	(0.20)	(0.38)	(0.26)	(0.30)
Distributions from net realized gains	—	—	—	—	(1.14)	(0.95)

Total dividends and distributions	—	(0.14)	(0.20)	(0.38)	(1.40)	(1.25)

Net asset value, end of period	$10.76	$10.19	$9.15	$7.75	$14.27	$16.39

Total return (b)	5.59%	12.89%	20.73%	(43.06)%	(4.30)%	21.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,947,904	$2,027,488	$2,305,328	$1,254,315	$3,770,999	$1,531,086
Ratio of expenses to average net assets:
After waivers (a)	0.64%	0.66%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.64%	0.66%	0.69%	0.64%	0.62%	0.69%
Before waivers and fees paid indirectly (a)	0.64%	0.66%	0.70%	0.72%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.11%	1.33%	2.35%	2.36%	2.06%	1.92%
After waivers and fees paid indirectly (a)	1.12%	1.34%	2.36%	2.42%	2.15%	1.93%
Before waivers and fees paid indirectly (a)	1.11%	1.33%	2.35%	2.34%	2.05%	1.92%
Portfolio turnover rate	21%	38%	52%	39%	50%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO (i)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008		2007		2006
Net asset value, beginning of period	$10.17	$9.12	$7.73	$14.26		$16.38		$14.50

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.17 (e)	0.31	(e)	0.30	(e)	0.26 (e)
Net realized and unrealized gain (loss) on investments and futures	0.51	1.06	1.40	(6.49)		(1.06)		2.83

Total from investment operations	0.56	1.16	1.57	(6.18)		(0.76)		3.09

Less distributions:
Dividends from net investment income	—	(0.11)	(0.18)	(0.35)		(0.22)		(0.26)
Distributions from net realized gains	—	—	—	—		(1.14)		(0.95)

Total dividends and distributions	—	(0.11)	(0.18)	(0.35)		(1.36)		(1.21)

Net asset value, end of period	$10.73	$10.17	$9.12	$7.73		$14.26		$16.38

Total return (b)	5.51%	12.76%	20.34%	(43.32)%		(4.55)%		21.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,572,524	$1,605,171	$1,634,368	$1,552,709		$3,310,417		$2,844,395
Ratio of expenses to average net assets:
After waivers (a)	0.89%	0.91%	0.95%	0.95%		0.95%		0.95%
After waivers and fees paid indirectly (a)	0.89%	0.91%	0.94%	0.89	%(c)	0.87	%(c)	0.94%
Before waivers and fees paid indirectly (a)	0.89%	0.91%	0.95%	0.97%		0.96	%(c)	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.87%	1.09%	2.22%	2.41%		1.74%		1.67%
After waivers and fees paid indirectly (a)	0.87%	1.09%	2.23%	2.49%		1.80%		1.68%
Before waivers and fees paid indirectly (a)	0.87%	1.09%	2.22%	2.40%		1.72%		1.67%
Portfolio turnover rate	21%	38%	52%	39%		50%		28%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.

See Notes to Financial Statements.

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	18.0%
Financials	16.3
Consumer Discretionary	12.2
Health Care	11.7
Energy	11.7
Industrials	11.0
Materials	7.9
Consumer Staples	6.2
Telecommunication Services	2.9
Utilities	1.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,000.80	$3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	999.20	4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.2%)
Automobiles (0.2%)
General Motors Co.*	13,359	$405,579

Hotels, Restaurants & Leisure (5.4%)
Boyd Gaming Corp.*	34,587	300,907
Carnival Corp.	78,700	2,961,481
Darden Restaurants, Inc.	20,885	1,039,237
Gaylord Entertainment Co.*	14,689	440,670
Hyatt Hotels Corp., Class A*	34,066	1,390,574
Marriott International, Inc., Class A	44,816	1,590,520
MGM Resorts International*	204,649	2,703,413
Royal Caribbean Cruises Ltd.*	19,537	735,373
Starwood Hotels & Resorts Worldwide, Inc.	36,942	2,070,230
Wynn Resorts Ltd.	18,720	2,687,069

		15,919,474

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	1,920	392,621

Media (2.7%)
DreamWorks Animation SKG, Inc., Class A*	7,320	147,132
Interpublic Group of Cos., Inc.	261,915	3,273,937
Time Warner, Inc.	50,170	1,824,683
Walt Disney Co.	71,991	2,810,529

		8,056,281

Multiline Retail (1.3%)
J.C. Penney Co., Inc.	27,617	953,891
Macy’s, Inc.	23,686	692,579
Target Corp.	42,807	2,008,076

		3,654,546

Specialty Retail (2.5%)
Dick’s Sporting Goods, Inc.*	123,959	4,766,224
Home Depot, Inc.	73,277	2,654,093

		7,420,317

Total Consumer Discretionary		35,848,818

Consumer Staples (6.2%)
Beverages (2.4%)
Coca-Cola Co.	48,996	3,296,941
PepsiCo, Inc.	51,289	3,612,284

		6,909,225

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	46,563	1,749,838
Wal-Mart Stores, Inc.	23,659	1,257,239

		3,007,077

Food Products (0.2%)
Kellogg Co.	12,671	700,960

Household Products (2.0%)
Colgate-Palmolive Co.	20,721	1,811,223
Procter & Gamble Co.	63,129	4,013,110

		5,824,333

	Number of Shares	Value (Note 1)

Tobacco (0.6%)
Altria Group, Inc.	71,246	$1,881,607

Total Consumer Staples		18,323,202

Energy (11.7%)
Energy Equipment & Services (2.0%)
Schlumberger Ltd.	52,799	4,561,834
Weatherford International Ltd.*	65,403	1,226,306

		5,788,140

Oil, Gas & Consumable Fuels (9.7%)
Anadarko Petroleum Corp.	28,874	2,216,368
Apache Corp.	19,366	2,389,571
Chevron Corp.	30,941	3,181,972
Continental Resources, Inc.*	20,531	1,332,667
Devon Energy Corp.	17,676	1,393,046
EOG Resources, Inc.	15,175	1,586,546
Exxon Mobil Corp.	64,821	5,275,133
Hess Corp.	52,644	3,935,665
Occidental Petroleum Corp.	21,019	2,186,817
Petrohawk Energy Corp.*	20,674	510,028
Range Resources Corp.	9,287	515,429
Southwestern Energy Co.*	20,733	889,031
Suncor Energy, Inc.	83,032	3,246,551

		28,658,824

Total Energy		34,446,964

Financials (16.3%)
Capital Markets (3.8%)
Franklin Resources, Inc.	4,098	538,026
Goldman Sachs Group, Inc.	34,274	4,561,527
Morgan Stanley	99,977	2,300,471
State Street Corp.	35,041	1,579,999
T. Rowe Price Group, Inc.	39,186	2,364,483

		11,344,506

Commercial Banks (4.5%)
Fifth Third Bancorp	182,863	2,331,503
PNC Financial Services Group, Inc.	37,634	2,243,363
Regions Financial Corp.	216,523	1,342,443
SunTrust Banks, Inc.	48,992	1,263,993
U.S. Bancorp	83,233	2,123,274
Wells Fargo & Co.	140,605	3,945,376

		13,249,952

Consumer Finance (1.2%)
Capital One Financial Corp.	66,815	3,452,331

Diversified Financial Services (4.4%)
Bank of America Corp.	438,472	4,805,653
Citigroup, Inc.	55,735	2,320,805
JPMorgan Chase & Co.	145,357	5,950,916

		13,077,374

Insurance (1.5%)
MetLife, Inc.	45,810	2,009,685
Prudential Financial, Inc.	38,688	2,460,170

		4,469,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (0.9%)
Host Hotels & Resorts, Inc. (REIT)	148,500	$2,517,075

Total Financials		48,111,093

Health Care (11.7%)
Biotechnology (1.6%)
Amgen, Inc.*	12,462	727,158
Celgene Corp.*	22,178	1,337,777
Gilead Sciences, Inc.*	15,547	643,801
Human Genome Sciences, Inc.*	75,577	1,854,659

		4,563,395

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	50,327	3,004,019

Health Care Providers & Services (4.0%)
Express Scripts, Inc.*	66,365	3,582,383
HCA Holdings, Inc.*	47,302	1,560,966
Medco Health Solutions, Inc.*	30,470	1,722,164
UnitedHealth Group, Inc.	45,459	2,344,775
WellPoint, Inc.	33,606	2,647,145

		11,857,433

Pharmaceuticals (5.1%)
Abbott Laboratories, Inc.	36,494	1,920,314
Johnson & Johnson	72,648	4,832,545
Merck & Co., Inc.	91,256	3,220,424
Pfizer, Inc.	249,880	5,147,528

		15,120,811

Total Health Care		34,545,658

Industrials (11.0%)
Aerospace & Defense (4.0%)
Boeing Co.	11,973	885,164
Goodrich Corp.	29,251	2,793,470
Honeywell International, Inc.	32,554	1,939,893
Precision Castparts Corp.	16,669	2,744,551
United Technologies Corp.	37,296	3,301,069

		11,664,147

Airlines (0.3%)
AMR Corp.*	160,164	864,886

Electrical Equipment (0.7%)
Emerson Electric Co.	38,888	2,187,450

Industrial Conglomerates (1.0%)
General Electric Co.	161,363	3,043,306

Machinery (2.3%)
Dover Corp.	29,522	2,001,592
Eaton Corp.	39,074	2,010,357
PACCAR, Inc.	42,821	2,187,725
Parker Hannifin Corp.	5,056	453,725

		6,653,399

Road & Rail (2.7%)
Hertz Global Holdings, Inc.*	148,583	2,359,498
Union Pacific Corp.	53,121	5,545,832

		7,905,330

Total Industrials		32,318,518

	Number of Shares	Value (Note 1)

Information Technology (18.0%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	36,230	$565,550
QUALCOMM, Inc.	85,305	4,844,471

		5,410,021

Computers & Peripherals (6.3%)
Apple, Inc.*	34,016	11,418,151
Dell, Inc.*	182,828	3,047,743
EMC Corp.*	122,540	3,375,977
Hewlett-Packard Co.	22,984	836,617

		18,678,488

Electronic Equipment, Instruments & Components (0.5%)
Corning, Inc.	73,166	1,327,963

Internet Software & Services (3.0%)
Google, Inc., Class A*	10,496	5,314,964
Monster Worldwide, Inc.*	249,939	3,664,106

		8,979,070

IT Services (0.1%)
Mastercard, Inc., Class A	1,245	375,168

Semiconductors & Semiconductor Equipment (1.8%)
Broadcom Corp., Class A*	29,392	988,747
Intel Corp.	63,168	1,399,803
Micron Technology, Inc.*	200,332	1,498,483
Texas Instruments, Inc.	39,486	1,296,326

		5,183,359

Software (4.5%)
Activision Blizzard, Inc.	50,765	592,935
Adobe Systems, Inc.*	97,533	3,067,413
Microsoft Corp.	151,938	3,950,388
Oracle Corp.	83,233	2,739,198
VMware, Inc., Class A*	28,144	2,820,873

		13,170,807

Total Information Technology		53,124,876

Materials (7.9%)
Chemicals (5.7%)
Albemarle Corp.	10,688	739,610
Celanese Corp.	41,558	2,215,457
CF Industries Holdings, Inc.	4,626	655,365
Dow Chemical Co.	93,293	3,358,548
E.I. du Pont de Nemours & Co.	27,993	1,513,022
LyondellBasell Industries N.V., Class A	29,806	1,148,127
Monsanto Co.	47,804	3,467,702
Mosaic Co.	8,691	588,641
Potash Corp. of Saskatchewan, Inc.	56,321	3,209,734

		16,896,206

Metals & Mining (2.2%)
Freeport-McMoRan Copper & Gold, Inc.	53,055	2,806,609
Newmont Mining Corp.	13,449	725,843
Reliance Steel & Aluminum Co.	18,506	918,823
United States Steel Corp.	41,445	1,908,128

		6,359,403

Total Materials		23,255,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	92,680	$2,911,079
CenturyLink, Inc.	77,243	3,122,935
Verizon Communications, Inc.	65,597	2,442,176

Total Telecommunication Services		8,476,190

Utilities (1.1%)
Electric Utilities (0.5%)
NextEra Energy, Inc.	15,057	865,175
Progress Energy, Inc.	14,168	680,206

		1,545,381

Multi-Utilities (0.6%)
Dominion Resources, Inc.	21,014	1,014,346
PG&E Corp.	19,510	820,005

		1,834,351

Total Utilities		3,379,732

Total Common Stocks (99.0%) (Cost $244,319,999)		291,830,660

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $4,788,411)	$4,788,411	$4,788,411

Total Investments (100.6%) (Cost $249,108,410)		296,619,071
Other Assets Less Liabilities (-0.6%)		(1,624,253)

Net Assets (100%)		$294,994,818

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,848,818	$—	$—	$35,848,818
Consumer Staples	18,323,202	—	—	18,323,202
Energy	34,446,964	—	—	34,446,964
Financials	48,111,093	—	—	48,111,093
Health Care	34,545,658	—	—	34,545,658
Industrials	32,318,518	—	—	32,318,518
Information Technology	53,124,876	—	—	53,124,876
Materials	23,255,609	—	—	23,255,609
Telecommunication Services	8,476,190	—	—	8,476,190
Utilities	3,379,732	—	—	3,379,732
Short-Term Investments	—	4,788,411	—	4,788,411

Total Assets	$291,830,660	$4,788,411	$—	$296,619,071

Total Liabilities	$—	$—	$—	$—

Total	$291,830,660	$4,788,411	$—	$296,619,071

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks	$70,498,519
Net Proceeds of Sales and Redemptions:
Stocks	$35,689,303

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,870,220
Aggregate gross unrealized depreciation	(6,098,557)

Net unrealized appreciation	$43,771,663

Federal income tax cost of investments	$252,847,408

The Portfolio has a net capital loss carryforward of $11,262,687 of which $468,600 expires in the year 2016 and $10,794,087 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $249,108,410)	$296,619,071
Receivable for securities sold	862,515
Dividends, interest and other receivables	267,778
Receivable from Separate Accounts for Trust shares sold	22,554
Other assets	2,220

Total assets	297,774,138

LIABILITIES
Payable for securities purchased	1,565,506
Payable to Separate Accounts for Trust shares redeemed	949,916
Investment management fees payable	145,301
Distribution fees payable - Class IB	56,166
Administrative fees payable	26,686
Accrued expenses	35,745

Total liabilities	2,779,320

NET ASSETS	$294,994,818

Net assets were comprised of:
Paid in capital	259,041,789
Accumulated undistributed net investment income (loss)	604,828
Accumulated undistributed net realized gain (loss) on investments	(12,162,460)
Unrealized appreciation (depreciation) on investments	47,510,661

Net assets	$294,994,818

Class IA
Net asset value, offering and redemption price per share, $16,140,115 / 1,334,205 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.10

Class IB
Net asset value, offering and redemption price per share, $278,854,703 / 23,056,362 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,839 foreign withholding tax)	$1,973,359

EXPENSES
Investment management fees	944,461
Distribution fees - Class IB	341,283
Administrative fees	162,741
Printing and mailing expenses	11,460
Professional fees	10,650
Custodian fees	8,451
Trustees’ fees	3,212
Miscellaneous	1,956

Gross expenses	1,484,214
Less: Waiver from investment advisor	(53,272)
Fees paid indirectly	(8,016)

Net expenses	1,422,926

NET INVESTMENT INCOME (LOSS)	550,433

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	2,839,225
Net change in unrealized appreciation (depreciation) on securities	(4,286,697)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,447,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(897,039)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$550,433	$865,911
Net realized gain (loss) on investments	2,839,225	3,883,337
Net change in unrealized appreciation (depreciation) on investments	(4,286,697)	26,871,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(897,039)	31,620,873

DIVIDENDS:
Dividends from net investment income
Class IA	—	(99,325)
Class IB	—	(849,141)

TOTAL DIVIDENDS	—	(948,466)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 321,169 and 1,767,853 shares, respectively ]	3,969,480	19,597,768
Capital shares issued in reinvestment of dividends [ 0 and 8,453 shares, respectively ]	—	99,325
Capital shares repurchased [ (431,979) and (970,290) shares, respectively ]	(5,326,564)	(10,503,643)

Total Class IA transactions	(1,357,084)	9,193,450

Class IB
Capital shares sold [ 5,317,302 and 7,302,698 shares, respectively ]	65,495,185	79,098,512
Capital shares issued in reinvestment of dividends [ 0 and 73,362 shares, respectively ]	—	849,141
Capital shares repurchased [ (2,771,392) and (4,754,482) shares, respectively ]	(33,931,002)	(51,575,554)

Total Class IB transactions	31,564,183	28,372,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,207,099	37,565,549

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,310,060	68,237,956
NET ASSETS:
Beginning of period	265,684,758	197,446,802

End of period (a)	$294,994,818	$265,684,758

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$604,828	$54,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.09	$10.65	$8.53	$12.59	$11.88	$10.69

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.07 (e)	0.10 (e)	0.16 (e)	0.13 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments	(0.03)	1.44	2.10	(4.02)	1.16	1.24

Total from investment operations	0.01	1.51	2.20	(3.86)	1.29	1.38

Less distributions:
Dividends from net investment income	—	(0.07)	(0.08)	(0.13)	(0.12)	(0.12)
Distributions from net realized gains	—	—	—	(0.07)	(0.46)	(0.07)

Total dividends and distributions	—	(0.07)	(0.08)	(0.20)	(0.58)	(0.19)

Net asset value, end of period	$12.10	$12.09	$10.65	$8.53	$12.59	$11.88

Total return (b)	0.08%	14.22%	25.86%	(30.80)%	10.99%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,140	$17,470	$6,803	$2,900	$1,262	$121
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Before waivers and fees paid indirectly (a)	0.79%	0.80%	0.84%	0.87%	0.86%	1.03%
Ratio of net investment income to average net assets:
After waivers (a)	0.60%	0.68%	1.03%	1.46%	1.03%	1.21%
After waivers and fees paid indirectly (a)	0.61%	0.68%	1.04%	1.46%	1.04%	1.22%
Before waivers and fees paid indirectly (a)	0.56%	0.63%	0.95%	1.34%	0.92%	0.93%
Portfolio turnover rate	12%	20%	46%	43%	42%	36%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007		2006
Net asset value, beginning of period	$12.10	$10.66	$8.54	$12.60	$11.89		$10.69

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.07 (e)	0.13 (e)	0.10	(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments	(0.03)	1.44	2.11	(4.01)	1.16		1.25

Total from investment operations	(0.01)	1.48	2.18	(3.88)	1.26		1.36

Less distributions:
Dividends from net investment income	—	(0.04)	(0.06)	(0.11)	(0.09)		(0.09)
Distributions from net realized gains	—	—	—	(0.07)	(0.46)		(0.07)

Total dividends and distributions	—	(0.04)	(0.06)	(0.18)	(0.55)		(0.16)

Net asset value, end of period	$12.09	$12.10	$10.66	$8.54	$12.60		$11.89

Total return (b)	(0.08)%	13.92%	25.51%	(30.95)%	10.69%		12.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,855	$248,215	$190,644	$100,829	$91,751		$58,690
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
After waivers and fees paid indirectly (a)	0.99%	0.99%	0.99%	0.99%	0.99%		0.99%
Before waivers and fees paid indirectly (a)	1.04%	1.05%	1.09%	1.12%	1.11	%(c)	1.28	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.36%	0.37%	0.79%	1.19%	0.82%		0.96%
After waivers and fees paid indirectly (a)	0.36%	0.38%	0.80%	1.19%	0.83%		0.97%
Before waivers and fees paid indirectly (a)	0.32%	0.33%	0.70%	1.07%	0.69%		0.70%
Portfolio turnover rate	12%	20%	46%	43%	42%		36%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	15.1%
Industrials	13.8
Consumer Discretionary	13.6
Consumer Staples	13.2
Information Technology	12.4
Materials	12.1
Health Care	10.1
Energy	5.0
Telecommunication Services	2.3
Cash and Other	2.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,047.80	$5.03
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96
Class IB
Actual	1,000.00	1,046.20	6.29
Hypothetical (5% average return before expenses)	1,000.00	1,018.65	6.21

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.99% and 1.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.2%)
BHP Billiton Ltd.	537,174	$25,388,598
Iluka Resources Ltd.	647,390	11,744,517
Newcrest Mining Ltd.	162,045	6,577,493

		43,710,608

Austria (1.1%)
Erste Group Bank AG	226,887	11,884,219

Brazil (5.5%)
Banco Santander Brasil S.A. (ADR)	1,345,490	15,755,688
BM&F Bovespa S.A.	1,347,900	8,913,163
Brasil Brokers Participacoes S.A.	953,900	4,657,494
Diagnosticos da America S.A.	513,200	6,954,910
Fleury S.A.	352,100	5,148,446
Lojas Renner S.A.	163,700	6,242,134
LPS Brasil Consultoria de Imoveis S.A.	172,200	4,137,699
Petroleo Brasileiro S.A. (ADR)	167,640	5,676,290

		57,485,824

Canada (4.5%)
Canadian National Railway Co.	197,920	15,813,808
Magna International, Inc.	159,440	8,616,138
Suncor Energy, Inc.	356,442	13,970,146
Teck Resources Ltd., Class B	175,941	8,942,535

		47,342,627

China (1.2%)
China Construction Bank Corp., Class H	5,622,940	4,680,104
CNOOC Ltd.	3,168,000	7,442,544

		12,122,648

Denmark (0.8%)
Novo Nordisk A/S, Class B	67,880	8,510,337

Finland (1.1%)
Kone Oyj, Class B	178,874	11,231,287

France (15.1%)
Air Liquide S.A.	79,620	11,412,867
Cie Generale d’Optique Essilor International S.A.	126,462	10,257,329
Danone S.A.	317,979	23,725,811
Dassault Systemes S.A.	193,727	16,494,397
Legrand S.A.	406,299	17,111,443
LVMH Moet Hennessy Louis Vuitton S.A.	155,878	28,054,556
Pernod-Ricard S.A.	143,704	14,165,236
Publicis Groupe S.A.	282,996	15,797,734
Schneider Electric S.A.	128,444	21,459,393

		158,478,766

Germany (8.1%)
Bayer AG (Registered)	163,037	13,107,535
Deutsche Boerse AG	145,187	11,018,736
Fresenius Medical Care AG & Co. KGaA	147,546	11,031,391
Infineon Technologies AG	802,106	9,000,550
Linde AG	109,712	19,235,417

	Number of Shares	Value (Note 1)

SAP AG	157,486	$9,525,089
Symrise AG	370,349	11,798,251

		84,716,969

Hong Kong (3.2%)
China Unicom Hong Kong Ltd.	7,194,000	14,567,548
Dairy Farm International Holdings Ltd.	871,200	7,144,083
Li & Fung Ltd.	5,910,000	11,886,342

		33,597,973

India (1.3%)
HDFC Bank Ltd.	163,707	9,218,212
Infosys Ltd. (ADR)	71,030	4,633,287

		13,851,499

Indonesia (0.8%)
PT Bank Rakyat Indonesia (Persero) Tbk	11,279,500	8,582,022

Ireland (1.5%)
Accenture plc, Class A	261,830	15,819,769

Israel (2.9%)
Check Point Software Technologies Ltd.*	196,860	11,191,491
NICE Systems Ltd. (ADR)*	229,510	8,344,984
Teva Pharmaceutical Industries Ltd. (ADR)	229,970	11,089,153

		30,625,628

Italy (1.0%)
Saipem S.p.A.	207,011	10,687,676

Japan (7.4%)
Honda Motor Co., Ltd.	277,700	10,703,555
INPEX Corp.	772	5,699,468
JGC Corp.	436,000	11,940,514
Lawson, Inc.	131,600	6,911,650
Nitto Denko Corp.	25,400	1,290,214
Santen Pharmaceutical Co., Ltd.	200,700	8,158,560
Shin-Etsu Chemical Co., Ltd.	299,200	16,048,862
Unicharm Corp.	231,000	10,094,944
Yahoo! Japan Corp.	20,442	7,037,300

		77,885,067

Netherlands (3.6%)
Akzo Nobel N.V.	238,421	15,040,246
ASML Holding N.V. (N.Y. Shares)	267,230	9,876,821
Heineken N.V.	214,723	12,914,940

		37,832,007

Panama (0.9%)
Copa Holdings S.A., Class A	146,750	9,794,095

Peru (0.7%)
Credicorp Ltd.	83,740	7,210,014

Russia (1.0%)
Gazprom OAO (ADR)	691,640	10,130,145

South Africa (0.9%)
MTN Group Ltd.	428,717	9,134,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

South Korea (1.0%)
Samsung Electronics Co., Ltd.	12,815	$9,960,320

Spain (2.2%)
Amadeus IT Holding S.A., Class A*	375,575	7,812,902
Inditex S.A.	170,793	15,596,284

		23,409,186

Sweden (0.6%)
Hennes & Mauritz AB, Class B	185,850	6,405,125

Switzerland (9.4%)
Cie Financiere Richemont S.A., Class A	126,251	8,267,280
Credit Suisse Group AG (Registered)*	251,290	9,767,213
Julius Baer Group Ltd.*	275,535	11,373,111
Kuehne + Nagel International AG (Registered)	81,760	12,409,250
Nestle S.A. (Registered)	269,553	16,752,518
Roche Holding AG	64,150	10,732,233
Schindler Holding AG	82,447	10,022,534
Sonova Holding AG (Registered)*	113,584	10,632,036
Swatch Group AG	16,677	8,414,130

		98,370,305

Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,502,418	18,945,491

Thailand (0.5%)
Siam Commercial Bank PCL (Foreign)	1,496,300	5,405,673

Turkey (0.7%)
Akbank TAS	1,603,360	7,411,302

United Kingdom (13.6%)
Aberdeen Asset Management plc	2,375,157	8,499,471
Bellway plc	335,118	3,845,818
Capita Group plc	766,659	8,804,217
Compass Group plc	1,947,840	18,789,391
Diageo plc	695,074	14,201,833
Hays plc	3,893,272	6,436,290
HSBC Holdings plc	1,382,971	13,719,798
Intertek Group plc	293,986	9,309,644
Michael Page International plc	1,303,130	11,189,885
Reckitt Benckiser Group plc	340,941	18,824,465
Standard Chartered plc	612,930	16,106,341
Tesco plc	1,888,648	12,197,795

		141,924,948

	Number of Shares	Value (Note 1)

United States (1.0%)
Synthes, Inc. §	58,695	$10,335,670

Total Common Stocks (97.6%) (Cost $804,795,328)		1,022,801,947

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)
LPS Brasil Consultoria de Imovies S.A., expiring 7/29/11* (Cost $0)	2,082	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.9%)
HSBC USA, Inc. 0.06%, 7/1/11 (p)	$19,707,000	19,706,967

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 7/1/11	335,604	335,604

Total Short-Term Investments (1.9%) (Cost $20,042,604)		20,042,571

Total Investments (99.5%) (Cost $824,837,932)		1,042,844,518
Other Assets Less Liabilities (0.5%)		5,067,107

Net Assets (100%)		$1,047,911,625

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $10,335,670 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,858,272	$127,760,215	$—	$142,618,487
Consumer Staples	—	136,933,275	—	136,933,275
Energy	19,646,436	33,959,833	—	53,606,269
Financials	40,674,058	117,666,202	—	158,340,260
Health Care	23,192,509	82,765,091	—	105,957,600
Industrials	25,607,903	119,914,457	—	145,522,360
Information Technology	68,811,843	59,830,558	—	128,642,401
Materials	8,942,535	118,536,465	—	127,479,000
Telecommunication Services	—	23,702,295	—	23,702,295
Rights
Financials	—	—	—	—
Short-Term Investments	—	20,042,571	—	20,042,571

Total Assets	$201,733,556	$841,110,962	$—	$1,042,844,518

Total Liabilities	$—	$—	$—	$—

Total	$201,733,556	$841,110,962	$—	$1,042,844,518

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$331,717,442
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$317,340,610

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,342,696
Aggregate gross unrealized depreciation	(11,555,889)

Net unrealized appreciation	$199,786,807

Federal income tax cost of investments	$843,057,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $824,837,932)	$1,042,844,518
Cash	761
Foreign cash (Cost $2,167,017)	2,164,045
Receivable for securities sold	14,211,723
Dividends, interest and other receivables	3,478,771
Receivable from Separate Accounts for Trust shares sold	901,232
Other assets	8,150

Total assets	1,063,609,200

LIABILITIES
Payable for securities purchased	14,464,232
Investment management fees payable	718,744
Payable to Separate Accounts for Trust shares redeemed	176,512
Distribution fees payable - Class IB	112,715
Administrative fees payable	88,695
Accrued India taxes	63,861
Accrued expenses	72,816

Total liabilities	15,697,575

NET ASSETS	$1,047,911,625

Net assets were comprised of:
Paid in capital	$798,220,398
Accumulated undistributed net investment income (loss)	10,056,442
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	21,594,376
Unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $63,861 on unrealized appreciation on investments)	218,040,409

Net assets	$1,047,911,625

Class IA
Net asset value, offering and redemption price per share, $492,159,389 / 72,409,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.80

Class IB
Net asset value, offering and redemption price per share, $555,752,236 / 81,723,909 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.80

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,431,274 foreign withholding tax)	$15,708,609
Interest	11,090

Total income	15,719,699

EXPENSES
Investment management fees	4,285,001
Distribution fees - Class IB	674,274
Administrative fees	528,572
Custodian fees	116,308
Printing and mailing expenses	39,581
Professional fees	24,657
Trustees’ fees	11,223
Miscellaneous	17,763

Total expenses	5,697,379

NET INVESTMENT INCOME (LOSS)	10,022,320

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	34,711,908
Foreign currency transactions	(554,398)

Net realized gain (loss)	34,157,510

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $63,861 on unrealized appreciation on investments)	3,252,191
Foreign currency translations	24,758

Net change in unrealized appreciation (depreciation)	3,276,949

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,434,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,456,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,022,320	$9,141,826
Net realized gain (loss) on investments and foreign currency transactions	34,157,510	70,339,912
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,276,949	48,071,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,456,779	127,553,118

DIVIDENDS:
Dividends from net investment income
Class IA	—	(4,786,379)
Class IB	—	(4,050,096)

TOTAL DIVIDENDS	—	(8,836,475)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,308,872 and 11,697,072 shares, respectively ]	21,582,108	63,493,944
Capital shares issued in reinvestment of dividends and distributions [ 0 and 757,463 shares, respectively ]	—	4,786,379
Capital shares repurchased [ (2,532,811) and (6,352,460) shares, respectively ]	(16,725,245)	(36,742,244)

Total Class IA transactions	4,856,863	31,538,079

Class IB
Capital shares sold [ 10,184,856 and 27,975,223 shares, respectively ]	66,828,675	163,485,777
Capital shares issued in reinvestment of dividends and distributions [ 0 and 640,293 shares, respectively ]	—	4,050,096
Capital shares repurchased [ (8,774,682) and (16,385,566) shares, respectively ]	(58,004,262)	(92,036,547)

Total Class IB transactions	8,824,413	75,499,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,681,276	107,037,405

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,138,055	225,754,048
NET ASSETS:
Beginning of period	986,773,570	761,019,522

End of period (a)	$1,047,911,625	$986,773,570

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,056,442	$34,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		September 26, 2008* to December 31, 2008
Class IA		2010	2009
Net asset value, beginning of period	$6.49	$5.69	$4.19	$5.43

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.07 (e)	0.09 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	0.80	1.48	(1.18)

Total from investment operations	0.31	0.87	1.57	(1.18)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.07)	(0.06)

Net asset value, end of period	$6.80	$6.49	$5.69	$4.19

Total return (b)	4.78%	15.28%	37.52%	(21.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$492,159	$464,770	$372,913	$22,175
Ratio of expenses to average net assets (a)	0.99%	0.99%	1.07%	1.12	%(c)
Ratio of net investment income (loss) to average net assets (a)	2.12%	1.23%	1.74%	0.02%
Portfolio turnover rate	32%	52%	57%	71%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008	2007	2006
Net asset value, beginning of period	$6.50	$5.70	$4.20		$7.24	$6.50	$5.21

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06 (e)	0.06	(e)	0.06 (e)	0.04 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	0.79	1.50		(2.93)	1.00	1.28

Total from investment operations	0.30	0.85	1.56		(2.87)	1.04	1.34

Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)		(0.06)	(0.04)	(0.05)
Distributions from net realized gains	—	—	—		(0.11)	(0.26)	—

Total dividends and distributions	—	(0.05)	(0.06)		(0.17)	(0.30)	(0.05)

Net asset value, end of period	$6.80	$6.50	$5.70		$4.20	$7.24	$6.50

Total return (b)	4.62%	14.96%	37.08%		(40.19)%	16.14%	25.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$555,752	$522,003	$388,106		$242,846	$361,284	$164,899
Ratio of expenses to average net assets (a)	1.24%	1.24%	1.32	%(c)	1.37%	1.37%	1.42%
Ratio of net investment income (loss) to average net assets (a)	1.87%	1.01%	1.33%		1.05%	0.61%	1.01%
Portfolio turnover rate	32%	52%	57%		71%	57%	79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	18.7%
Information Technology	15.6
Industrials	15.2
Consumer Discretionary	13.3
Health Care	10.7
Energy	7.3
Materials	7.2
Utilities	5.5
Consumer Staples	4.1
Telecommunication Services	0.5
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,083.10	$2.48
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41
Class IB
Actual	1,000.00	1,081.80	3.72
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (1.1%)
BorgWarner, Inc.*	118,876	$9,603,992
Gentex Corp.	154,826	4,680,390

		14,284,382

Automobiles (0.1%)
Thor Industries, Inc.	46,221	1,333,014

Distributors (0.3%)
LKQ Corp.*	158,110	4,125,090

Diversified Consumer Services (1.0%)
Career Education Corp.*	68,551	1,449,854
ITT Educational Services, Inc.*	24,863	1,945,281
Matthews International Corp., Class A	32,208	1,293,151
Regis Corp.	62,362	955,386
Service Corp. International	258,552	3,019,887
Sotheby’s, Inc.	73,358	3,191,073
Strayer Education, Inc.	13,451	1,700,072

		13,554,704

Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc.*	46,600	1,895,688
Bob Evans Farms, Inc.	32,919	1,151,178
Brinker International, Inc.	92,916	2,272,725
Cheesecake Factory, Inc.*	63,863	2,003,382
International Speedway Corp., Class A	32,081	911,421
Life Time Fitness, Inc.*	45,778	1,827,000
Panera Bread Co., Class A*	32,952	4,140,748
Scientific Games Corp., Class A*	69,698	720,677
Wendy’s/Arby’s Group, Inc., Class A	354,407	1,796,844
WMS Industries, Inc.*	62,984	1,934,869

		18,654,532

Household Durables (1.5%)
American Greetings Corp., Class A	43,536	1,046,605
KB Home	78,200	764,796
M.D.C. Holdings, Inc.	40,986	1,009,895
Mohawk Industries, Inc.*	61,681	3,700,243
NVR, Inc.*	6,428	4,663,386
Ryland Group, Inc.	47,307	781,985
Toll Brothers, Inc.*	159,197	3,301,746
Tupperware Brands Corp.	67,636	4,562,048

		19,830,704

Leisure Equipment & Products (0.4%)
Eastman Kodak Co.*	295,200	1,056,816
Polaris Industries, Inc.	37,300	4,146,641

		5,203,457

Media (0.9%)
AMC Networks, Inc., Class A*	62,600	2,723,100
DreamWorks Animation SKG, Inc., Class A*	76,502	1,537,690
John Wiley & Sons, Inc., Class A	51,196	2,662,704

	Number of Shares	Value (Note 1)

Lamar Advertising Co., Class A*	62,611	$1,713,663
Meredith Corp.	39,800	1,238,974
New York Times Co., Class A*	129,200	1,126,624
Scholastic Corp.	25,928	689,685

		11,692,440

Multiline Retail (0.9%)
99 Cents Only Stores*	51,265	1,037,604
Dollar Tree, Inc.*	132,778	8,845,670
Saks, Inc.*	175,529	1,960,659

		11,843,933

Specialty Retail (3.8%)
Aaron’s, Inc.	79,080	2,234,801
Advance Auto Parts, Inc.	83,151	4,863,502
Aeropostale, Inc.*	87,042	1,523,235
American Eagle Outfitters, Inc.	210,885	2,688,784
ANN, Inc.*	57,091	1,490,075
Ascena Retail Group, Inc.*	75,500	2,570,775
Barnes & Noble, Inc.	43,019	713,255
Chico’s FAS, Inc.	190,770	2,905,427
Collective Brands, Inc.*	67,965	998,406
Dick’s Sporting Goods, Inc.*	98,913	3,803,205
Foot Locker, Inc.	166,778	3,962,645
Guess?, Inc.	69,454	2,921,235
Office Depot, Inc.*	301,000	1,270,220
PetSmart, Inc.	123,001	5,580,555
RadioShack Corp.	115,300	1,534,643
Rent-A-Center, Inc.	69,584	2,126,487
Tractor Supply Co.	78,400	5,243,392
Williams-Sonoma, Inc.	113,779	4,151,796

		50,582,438

Textiles, Apparel & Luxury Goods (1.9%)
Deckers Outdoor Corp.*	42,300	3,728,322
Fossil, Inc.*	54,193	6,379,600
Hanesbrands, Inc.*	104,465	2,982,476
Phillips-Van Heusen Corp.	73,591	4,818,003
Timberland Co., Class A*	41,777	1,795,157
Under Armour, Inc., Class A*	38,753	2,995,994
Warnaco Group, Inc.*	48,000	2,508,000

		25,207,552

Total Consumer Discretionary		176,312,246

Consumer Staples (4.1%)
Beverages (0.4%)
Hansen Natural Corp.*	74,850	6,059,107

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	59,772	3,009,520
Ruddick Corp.	46,625	2,030,053

		5,039,573

Food Products (2.3%)
Corn Products International, Inc.	82,689	4,571,048
Flowers Foods, Inc.	123,224	2,715,846
Green Mountain Coffee Roasters, Inc.*	135,600	12,103,656
Lancaster Colony Corp.	20,685	1,258,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ralcorp Holdings, Inc.*	59,711	$5,169,778
Smithfield Foods, Inc.*	179,937	3,935,222
Tootsie Roll Industries, Inc.	27,464	803,597

		30,557,209

Household Products (0.9%)
Church & Dwight Co., Inc.	155,098	6,287,673
Energizer Holdings, Inc.*	75,577	5,468,752

		11,756,425

Tobacco (0.1%)
Universal Corp.	25,464	959,229

Total Consumer Staples		54,371,543

Energy (7.3%)
Energy Equipment & Services (3.0%)
Atwood Oceanics, Inc.*	61,500	2,713,995
CARBO Ceramics, Inc.	20,800	3,389,360
Dresser-Rand Group, Inc.*	86,500	4,649,375
Dril-Quip, Inc.*	37,700	2,557,191
Exterran Holdings, Inc.*	69,149	1,371,225
Helix Energy Solutions Group, Inc.*	115,489	1,912,498
Oceaneering International, Inc.	117,668	4,765,554
Oil States International, Inc.*	55,800	4,458,978
Patterson-UTI Energy, Inc.	167,619	5,298,436
Superior Energy Services, Inc.*	86,284	3,204,588
Tidewater, Inc.	56,223	3,025,359
Unit Corp.*	43,686	2,661,788

		40,008,347

Oil, Gas & Consumable Fuels (4.3%)
Arch Coal, Inc.	230,724	6,151,102
Bill Barrett Corp.*	51,374	2,381,185
Cimarex Energy Co.	92,839	8,348,083
Comstock Resources, Inc.*	51,966	1,496,101
Energen Corp.	78,095	4,412,367
Forest Oil Corp.*	124,404	3,322,831
Frontier Oil Corp.	116,010	3,748,283
Holly Corp.*	57,500	3,990,500
Northern Oil and Gas, Inc.*	58,900	1,304,635
Overseas Shipholding Group, Inc.	29,443	793,194
Patriot Coal Corp.*	100,103	2,228,293
Plains Exploration & Production Co.*	153,914	5,867,202
Quicksilver Resources, Inc.*	129,405	1,910,018
SM Energy Co.	69,500	5,106,860
Southern Union Co.	135,252	5,430,368

		56,491,022

Total Energy		96,499,369

Financials (18.7%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	56,508	5,732,736
Apollo Investment Corp.	214,542	2,190,474
Eaton Vance Corp.	128,505	3,884,706
Greenhill & Co., Inc.	27,900	1,501,578
Jefferies Group, Inc.	154,357	3,148,883
Raymond James Financial, Inc.	110,546	3,554,054

	Number of Shares	Value (Note 1)

SEI Investments Co.	156,489	$3,522,567
Waddell & Reed Financial, Inc., Class A	93,999	3,416,864

		26,951,862

Commercial Banks (3.4%)
Associated Banc-Corp	189,300	2,631,270
BancorpSouth, Inc.	79,695	989,015
Bank of Hawaii Corp.	51,552	2,398,199
Cathay General Bancorp	85,918	1,408,196
City National Corp./California	51,507	2,794,255
Commerce Bancshares, Inc./Missouri	84,881	3,649,883
Cullen/Frost Bankers, Inc.	66,326	3,770,633
East West Bancorp, Inc.	162,600	3,286,146
FirstMerit Corp.	119,099	1,966,324
Fulton Financial Corp.	218,631	2,341,538
Hancock Holding Co.	91,600	2,837,768
International Bancshares Corp.	57,260	957,960
Prosperity Bancshares, Inc.	51,200	2,243,584
SVB Financial Group*	46,581	2,781,351
Synovus Financial Corp.	859,463	1,787,683
TCF Financial Corp.	170,582	2,354,032
Trustmark Corp.	62,163	1,455,236
Valley National Bancorp	186,334	2,536,006
Webster Financial Corp.	79,611	1,673,423
Westamerica Bancorp	31,812	1,566,741

		45,429,243

Diversified Financial Services (0.4%)
MSCI, Inc., Class A*	130,300	4,909,704

Insurance (3.8%)
American Financial Group, Inc./Ohio	82,779	2,954,383
Arthur J. Gallagher & Co.	119,186	3,401,568
Aspen Insurance Holdings Ltd.	77,100	1,983,783
Brown & Brown, Inc.	127,903	3,281,991
Everest Reinsurance Group Ltd.	58,904	4,815,402
Fidelity National Financial, Inc., Class A	241,984	3,808,828
First American Financial Corp.	114,955	1,799,046
Hanover Insurance Group, Inc.	49,579	1,869,624
HCC Insurance Holdings, Inc.	123,208	3,881,052
Mercury General Corp.	38,788	1,531,738
Old Republic International Corp.	276,248	3,245,914
Protective Life Corp.	94,020	2,174,683
Reinsurance Group of America, Inc.	80,172	4,879,268
StanCorp Financial Group, Inc.	49,574	2,091,527
Transatlantic Holdings, Inc.	68,200	3,342,482
Unitrin, Inc.	53,795	1,596,098
W. R. Berkley Corp.	126,669	4,109,142

		50,766,529

Real Estate Investment Trusts (REITs) (7.6%)
Alexandria Real Estate Equities, Inc. (REIT)	66,765	5,168,946
BRE Properties, Inc. (REIT)	79,847	3,982,768
Camden Property Trust (REIT)	76,475	4,865,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Corporate Office Properties Trust/Maryland (REIT)	77,702	$2,417,309
Cousins Properties, Inc. (REIT)	112,446	960,289
Duke Realty Corp. (REIT)	276,504	3,873,821
Equity One, Inc. (REIT)	66,639	1,242,151
Essex Property Trust, Inc. (REIT)	35,202	4,762,479
Federal Realty Investment Trust (REIT)	67,412	5,742,154
Highwoods Properties, Inc. (REIT)	78,366	2,596,266
Hospitality Properties Trust (REIT)	133,698	3,242,177
Liberty Property Trust (REIT)	125,808	4,098,825
Macerich Co. (REIT)	142,127	7,603,795
Mack-Cali Realty Corp. (REIT)	95,192	3,135,624
Nationwide Health Properties, Inc. (REIT)	137,448	5,691,722
Omega Healthcare Investors, Inc. (REIT)	109,731	2,305,448
Potlatch Corp. (REIT)	43,747	1,542,957
Rayonier, Inc. (REIT)	88,027	5,752,564
Realty Income Corp. (REIT)	138,023	4,622,390
Regency Centers Corp. (REIT)	97,499	4,287,031
Senior Housing Properties Trust (REIT)	155,700	3,644,937
SL Green Realty Corp. (REIT)	90,009	7,459,046
Taubman Centers, Inc. (REIT)	61,100	3,617,120
UDR, Inc. (REIT)	205,827	5,053,053
Weingarten Realty Investors (REIT)	130,774	3,290,274

		100,958,485

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	46,588	4,393,248

Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	89,889	1,149,680
First Niagara Financial Group, Inc.	328,674	4,338,497
New York Community Bancorp, Inc.	474,708	7,115,873
Washington Federal, Inc.	120,033	1,972,142

		14,576,192

Total Financials		247,985,263

Health Care (10.7%)
Biotechnology (1.1%)
United Therapeutics Corp.*	55,604	3,063,780
Vertex Pharmaceuticals, Inc.*	223,751	11,632,815

		14,696,595

Health Care Equipment & Supplies (3.1%)
Cooper Cos., Inc.	50,700	4,017,468
Gen-Probe, Inc.*	51,901	3,588,954
Hill-Rom Holdings, Inc.	69,214	3,186,613
Hologic, Inc.*	283,760	5,723,439
IDEXX Laboratories, Inc.*	62,231	4,826,636
Immucor, Inc.*	76,608	1,564,335
Kinetic Concepts, Inc.*	66,783	3,848,704
Masimo Corp.	64,975	1,928,458

	Number of Shares	Value (Note 1)

ResMed, Inc.*	165,876	$5,133,862
STERIS Corp.	64,820	2,267,404
Teleflex, Inc.	43,757	2,671,803
Thoratec Corp.*	62,715	2,058,306

		40,815,982

Health Care Providers & Services (3.4%)
Catalyst Health Solutions, Inc.*	54,300	3,031,026
Community Health Systems, Inc.*	101,642	2,610,167
Health Management Associates, Inc., Class A*	276,039	2,975,700
Health Net, Inc.*	99,169	3,182,333
Henry Schein, Inc.*	100,160	7,170,454
Kindred Healthcare, Inc.*	55,844	1,198,971
LifePoint Hospitals, Inc.*	56,529	2,209,153
Lincare Holdings, Inc.	103,806	3,038,402
MEDNAX, Inc.*	52,000	3,753,880
Omnicare, Inc.	125,656	4,007,170
Owens & Minor, Inc.	69,616	2,401,056
Universal Health Services, Inc., Class B	105,934	5,458,779
VCA Antech, Inc.*	94,649	2,006,559
WellCare Health Plans, Inc.*	46,608	2,396,117

		45,439,767

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	207,000	4,019,940

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	21,363	2,549,888
Charles River Laboratories International, Inc.*	56,550	2,298,758
Covance, Inc.*	66,366	3,940,149
Mettler-Toledo International, Inc.*	34,914	5,888,944
Pharmaceutical Product Development, Inc.	122,663	3,292,275
Techne Corp.	40,595	3,384,405

		21,354,419

Pharmaceuticals (1.2%)
Endo Pharmaceuticals Holdings, Inc.*	126,441	5,079,135
Medicis Pharmaceutical Corp., Class A	67,801	2,587,964
Perrigo Co.	90,585	7,959,704

		15,626,803

Total Health Care		141,953,506

Industrials (15.2%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.	36,671	2,615,742
BE Aerospace, Inc.*	112,029	4,571,904
Huntington Ingalls Industries, Inc.*	53,100	1,831,950
Triumph Group, Inc.	20,700	2,061,306

		11,080,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.2%)
UTi Worldwide, Inc.	111,800	$2,201,342

Airlines (0.3%)
Alaska Air Group, Inc.*	38,742	2,652,277
JetBlue Airways Corp.*	220,056	1,342,342

		3,994,619

Building Products (0.2%)
Lennox International, Inc.	48,366	2,083,124

Commercial Services & Supplies (1.5%)
Brink’s Co.	50,834	1,516,378
Clean Harbors, Inc.*	25,058	2,587,239
Copart, Inc.*	65,509	3,052,719
Corrections Corp. of America*	117,601	2,546,062
Deluxe Corp.	55,779	1,378,299
Herman Miller, Inc.	62,218	1,693,574
HNI Corp.	48,948	1,229,574
Mine Safety Appliances Co.	33,544	1,252,533
Rollins, Inc.	69,129	1,408,849
Waste Connections, Inc.	123,088	3,905,582

		20,570,809

Construction & Engineering (1.3%)
Aecom Technology Corp.*	130,431	3,565,984
Granite Construction, Inc.	36,993	907,438
KBR, Inc.	164,444	6,197,894
Shaw Group, Inc.*	79,139	2,390,789
URS Corp.*	85,161	3,810,103

		16,872,208

Electrical Equipment (1.7%)
Acuity Brands, Inc.	47,400	2,643,972
AMETEK, Inc.	174,524	7,836,128
Hubbell, Inc., Class B	65,314	4,242,144
Regal-Beloit Corp.	42,300	2,824,371
Thomas & Betts Corp.*	57,233	3,081,997
Woodward, Inc.	64,895	2,262,240

		22,890,852

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	66,895	3,293,241

Machinery (5.7%)
AGCO Corp.*	103,442	5,105,897
Bucyrus International, Inc.	88,467	8,108,885
Crane Co.	49,810	2,461,112
Donaldson Co., Inc.	82,763	5,022,059
Gardner Denver, Inc.	56,700	4,765,635
Graco, Inc.	65,975	3,342,293
Harsco Corp.	88,212	2,875,711
IDEX Corp.	90,300	4,140,255
Kennametal, Inc.	88,603	3,739,933
Lincoln Electric Holdings, Inc.	92,394	3,312,325
Nordson Corp.	74,006	4,059,229
Oshkosh Corp.*	99,221	2,871,456
Pentair, Inc.	106,666	4,305,040
SPX Corp.	55,366	4,576,554
Terex Corp.*	119,384	3,396,475
Timken Co.	88,093	4,439,887
Trinity Industries, Inc.	87,270	3,043,978
Valmont Industries, Inc.	23,323	2,248,104

	Number of Shares	Value (Note 1)

Wabtec Corp.	52,463	$3,447,868

		75,262,696

Marine (0.4%)
Alexander & Baldwin, Inc.	45,244	2,178,951
Kirby Corp.*	58,108	3,292,980

		5,471,931

Professional Services (0.9%)
Corporate Executive Board Co.	37,556	1,639,319
FTI Consulting, Inc.*	45,802	1,737,728
Korn/Ferry International*	50,338	1,106,933
Manpower, Inc.	89,116	4,781,073
Towers Watson & Co., Class A	48,897	3,213,022

		12,478,075

Road & Rail (1.3%)
Con-way, Inc.	60,453	2,346,181
J.B. Hunt Transport Services, Inc.	93,842	4,419,020
Kansas City Southern*	119,056	7,063,592
Landstar System, Inc.	52,579	2,443,872
Werner Enterprises, Inc.	48,163	1,206,483

		17,479,148

Trading Companies & Distributors (0.7%)
GATX Corp.	50,732	1,883,172
MSC Industrial Direct Co., Class A	49,369	3,273,658
United Rentals, Inc.*	66,608	1,691,843
Watsco, Inc.	30,600	2,080,494

		8,929,167

Total Industrials		202,608,114

Information Technology (15.6%)
Communications Equipment (1.5%)
ADTRAN, Inc.	70,773	2,739,623
Ciena Corp.*	104,300	1,917,034
Plantronics, Inc.	52,740	1,926,592
Polycom, Inc.*	96,329	6,193,955
Riverbed Technology, Inc.*	166,600	6,595,694

		19,372,898

Computers & Peripherals (0.5%)
Diebold, Inc.	70,583	2,188,779
NCR Corp.*	171,798	3,245,264
QLogic Corp.*	115,300	1,835,576

		7,269,619

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	126,125	5,234,187
Avnet, Inc.*	165,696	5,282,388
Ingram Micro, Inc., Class A*	174,799	3,170,854
Itron, Inc.*	44,402	2,138,400
National Instruments Corp.	97,540	2,895,963
Tech Data Corp.*	50,981	2,492,461
Trimble Navigation Ltd.*	133,014	5,272,675
Vishay Intertechnology, Inc.*	181,193	2,725,143

		29,212,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (1.1%)
AOL, Inc.*	117,100	$2,325,606
Digital River, Inc.*	42,651	1,371,656
Equinix, Inc.*	50,772	5,128,988
Rackspace Hosting, Inc.*	108,100	4,620,194
ValueClick, Inc.*	86,300	1,432,580

		14,879,024

IT Services (2.5%)
Acxiom Corp.*	87,271	1,144,123
Alliance Data Systems Corp.*	55,309	5,202,918
Broadridge Financial Solutions, Inc.	133,551	3,214,572
Convergys Corp.*	133,300	1,818,212
CoreLogic, Inc.*	119,455	1,996,093
DST Systems, Inc.	38,867	2,052,178
Gartner, Inc.*	93,485	3,766,511
Global Payments, Inc.	86,805	4,427,055
Jack Henry & Associates, Inc.	94,238	2,828,082
Lender Processing Services, Inc.	94,695	1,980,072
ManTech International Corp., Class A	24,538	1,089,978
NeuStar, Inc., Class A*	80,806	2,117,117
SRA International, Inc., Class A*	46,874	1,449,344

		33,086,255

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	59,853	2,524,001

Semiconductors & Semiconductor Equipment (3.3%)
Atmel Corp.*	496,453	6,985,094
Cree, Inc.*	118,662	3,985,856
Cypress Semiconductor Corp.*	182,100	3,849,594
Fairchild Semiconductor International, Inc.*	138,794	2,319,248
Integrated Device Technology, Inc.*	164,141	1,290,148
International Rectifier Corp.*	76,540	2,140,824
Intersil Corp., Class A	136,142	1,749,425
Lam Research Corp.*	135,466	5,998,434
RF Micro Devices, Inc.*	301,230	1,843,528
Semtech Corp.*	69,140	1,890,288
Silicon Laboratories, Inc.*	48,093	1,984,317
Skyworks Solutions, Inc.*	201,900	4,639,662
Varian Semiconductor Equipment Associates, Inc.*	81,800	5,025,792

		43,702,210

Software (4.3%)
ACI Worldwide, Inc.*	36,156	1,220,988
Advent Software, Inc.*	35,542	1,001,218
ANSYS, Inc.*	99,568	5,443,383
Cadence Design Systems, Inc.*	294,450	3,109,392
Concur Technologies, Inc.*	51,000	2,553,570
FactSet Research Systems, Inc.	50,042	5,120,297
Fair Isaac Corp.	43,584	1,316,237
Informatica Corp.*	114,765	6,705,719
Mentor Graphics Corp.*	119,447	1,530,116
MICROS Systems, Inc.*	88,568	4,402,715
Parametric Technology Corp.*	129,468	2,968,701

	Number of Shares	Value (Note 1)

Quest Software, Inc.*	66,760	$1,517,455
Rovi Corp.*	122,544	7,029,124
Solera Holdings, Inc.	77,200	4,567,152
Synopsys, Inc.*	158,934	4,086,193
TIBCO Software, Inc.*	175,400	5,090,108

		57,662,368

Total Information Technology		207,708,446

Materials (7.2%)
Chemicals (3.4%)
Albemarle Corp.	99,468	6,883,186
Ashland, Inc.	85,829	5,546,270
Cabot Corp.	71,564	2,853,257
Cytec Industries, Inc.	53,299	3,048,170
Intrepid Potash, Inc.*	48,500	1,576,250
Lubrizol Corp.	69,836	9,376,880
Minerals Technologies, Inc.	19,854	1,316,122
NewMarket Corp.	10,500	1,792,455
Olin Corp.	87,097	1,973,618
RPM International, Inc.	142,666	3,284,171
Scotts Miracle-Gro Co., Class A	49,105	2,519,577
Sensient Technologies Corp.	54,708	2,028,025
Valspar Corp.	101,531	3,661,208

		45,859,189

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	49,448	3,954,356

Containers & Packaging (1.8%)
AptarGroup, Inc.	73,380	3,840,709
Greif, Inc., Class A	34,190	2,223,376
Packaging Corp. of America	109,915	3,076,521
Rock-Tenn Co., Class A	73,800	4,895,892
Silgan Holdings, Inc.	53,500	2,191,895
Sonoco Products Co.	108,018	3,838,960
Temple-Inland, Inc.	118,441	3,522,435

		23,589,788

Metals & Mining (1.3%)
Carpenter Technology Corp.	47,638	2,747,760
Commercial Metals Co.	125,775	1,804,871
Compass Minerals International, Inc.	35,900	3,089,913
Reliance Steel & Aluminum Co.	81,799	4,061,321
Steel Dynamics, Inc.	238,685	3,878,631
Worthington Industries, Inc.	60,519	1,397,989

		16,980,485

Paper & Forest Products (0.4%)
Domtar Corp.	44,500	4,215,040
Louisiana-Pacific Corp.*	143,492	1,168,025

		5,383,065

Total Materials		95,766,883

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	163,200	3,350,496

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	98,707	3,067,814

Total Telecommunication Services		6,418,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (5.5%)
Electric Utilities (1.7%)
Cleco Corp.	66,772	$2,327,004
DPL, Inc.	126,693	3,821,061
Great Plains Energy, Inc.	148,486	3,078,115
Hawaiian Electric Industries, Inc.	103,693	2,494,854
IDACORP, Inc.	53,962	2,131,499
NV Energy, Inc.	257,980	3,959,993
PNM Resources, Inc.	94,779	1,586,600
Westar Energy, Inc.	123,159	3,314,209

		22,713,335

Gas Utilities (1.7%)
AGL Resources, Inc.	85,378	3,475,738
Atmos Energy Corp.	97,800	3,251,850
National Fuel Gas Co.	89,703	6,530,378
Questar Corp.	193,900	3,433,969
UGI Corp.	121,960	3,889,305
WGL Holdings, Inc.	55,837	2,149,166

		22,730,406

Multi-Utilities (1.8%)
Alliant Energy Corp.	120,295	4,891,195
Black Hills Corp.	42,749	1,286,317
MDU Resources Group, Inc.	204,715	4,606,088
NSTAR	112,339	5,165,347
OGE Energy Corp.	106,979	5,383,183
Vectren Corp.	89,699	2,499,014

		23,831,144

	Number of Shares	Value (Note 1)

Water Utilities (0.3%)
Aqua America, Inc.	151,366	$3,327,025

Total Utilities		72,601,910

Total Common Stocks (98.1%) (Cost $756,643,958)		1,302,225,590

	Principal Amount	Value (Note 1)
SHORT - TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 0.02%, 7/7/11 (p)#	$2,055,000	2,054,990

Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 7/1/11	24,944,275	24,944,275

Total Short - Term Investments (2.0%) (Cost $26,999,256)		26,999,265

Total Investments (100.1%) (Cost $783,643,214)		1,329,224,855
Other Assets Less Liabilities (-0.1%)		(869,805)

Net Assets (100%)		$1,328,355,050

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,054,990.
(p)	Yield to maturity.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	289	September-11	$27,090,065	$28,220,850	$1,130,785

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$176,312,246	$—	$—	$176,312,246
Consumer Staples	54,371,543	—	—	54,371,543
Energy	96,499,369	—	—	96,499,369
Financials	247,985,263	—	—	247,985,263
Health Care	141,953,506	—	—	141,953,506
Industrials	202,608,114	—	—	202,608,114
Information Technology	207,708,446	—	—	207,708,446
Materials	95,766,883	—	—	95,766,883
Telecommunication Services	6,418,310	—	—	6,418,310
Utilities	72,601,910	—	—	72,601,910
Futures	1,130,785	—	—	1,130,785
Short-Term Investments	—	26,999,265	—	26,999,265

Total Assets	$1,303,356,375	$26,999,265	$—	$1,330,355,640

Total Liabilities	$—	$—	$—	$—

Total	$1,303,356,375	$26,999,265	$—	$1,330,355,640

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,130,785	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,130,785

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,607,129	—	—	1,607,129
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,607,129	$—	$—	$1,607,129

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	578,000	—	—	578,000
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$578,000	$—	$—	$578,000

The Portfolio held futures contracts with an average notional balance of approximately $27,954,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$90,261,856
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$150,890,203

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,676,421
Aggregate gross unrealized depreciation	(13,243,309)

Net unrealized appreciation	$539,433,112

Federal income tax cost of investments	$789,791,743

The Portfolio has a net capital loss carryforward of $611,921,459 of which $296,591,628 expires in the year 2016 and $315,329,831 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $783,643,214)	$1,329,224,855
Receivable for securities sold	7,992,238
Due from broker for futures variation margin	156,060
Dividends, interest and other receivables	968,693
Receivable from Separate Accounts for Trust shares sold	65,784
Other assets	15,089

Total assets	1,338,422,719

LIABILITIES
Payable for securities purchased	8,243,852
Payable to Separate Accounts for Trust shares redeemed	1,078,690
Investment management fees payable	372,499
Distribution fees payable - Class IB	247,101
Administrative fees payable	110,808
Trustees’ fees payable	1,057
Accrued expenses	13,662

Total liabilities	10,067,669

NET ASSETS	$1,328,355,050

Net assets were comprised of:
Paid in capital	$1,341,923,681
Accumulated undistributed net investment income (loss)	4,196,611
Accumulated undistributed net realized gain (loss) on investments and futures	(564,477,668)
Unrealized appreciation (depreciation) on investments and futures	546,712,426

Net assets	$1,328,355,050

Class IA
Net asset value, offering and redemption price per share, $95,035,137 / 10,415,727 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.12

Class IB
Net asset value, offering and redemption price per share, $1,233,319,913 / 137,203,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$8,436,110
Interest	959

Total income	8,437,069

EXPENSES
Investment management fees	2,323,843
Distribution fees - Class IB	1,543,825
Administrative fees	690,554
Printing and mailing expenses	53,602
Custodian fees	34,051
Professional fees	26,132
Trustees’ fees	15,032
Miscellaneous	12,420

Gross expenses	4,699,459
Less: Fees paid indirectly	(1,225)

Net expenses	4,698,234

NET INVESTMENT INCOME (LOSS)	3,738,835

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	52,829,757
Futures	1,607,129

Net realized gain (loss)	54,436,886

Change in unrealized appreciation (depreciation) on:
Securities	45,794,781
Futures	578,000

Net change in unrealized appreciation (depreciation)	46,372,781

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,809,667

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,548,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,738,835	$8,808,260
Net realized gain (loss) on investments futures and foreign currency transactions	54,436,886	121,987,116
Net change in unrealized appreciation (depreciation) on investments futures and foreign currency transactions	46,372,781	146,641,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,548,502	277,437,204

DIVIDENDS:
Dividends from net investment income
Class IA	—	(803,201)
Class IB	—	(8,027,013)

TOTAL DIVIDENDS	—	(8,830,214)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 633,769 and 1,097,292 shares, respectively ]	5,661,505	8,025,009
Capital shares issued in reinvestment of dividends [ 0 and 96,114 shares, respectively ]	—	803,201
Capital shares repurchased [ (621,287) and (9,895,746) shares, respectively ]	(5,571,483)	(75,088,620)

Total Class IA transactions	90,022	(66,260,410)

Class IB
Capital shares sold [ 4,166,891 and 10,858,485 shares, respectively ]	36,725,128	79,254,739
Capital shares issued in reinvestment of dividends [ 0 and 973,677 shares, respectively ]	—	8,027,013
Capital shares repurchased [ (11,631,361) and (24,570,045) shares, respectively ]	(102,516,096)	(175,967,419)

Total Class IB transactions	(65,790,968)	(88,685,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(65,700,946)	(154,946,077)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,847,556	113,660,913
NET ASSETS:
Beginning of period	1,289,507,494	1,175,846,581

End of period (a)	$1,328,355,050	$1,289,507,494

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,196,611	$457,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.42	$6.74	$5.00	$10.09	$10.75	$10.35

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.07 (e)	0.07 (e)	0.10 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	1.69	1.75	(5.02)	0.84	1.16

Total from investment operations	0.70	1.76	1.82	(4.92)	0.86	1.18

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	(0.08)	—	(0.03)
Distributions from net realized gains	—	—	—	(0.09)	(1.52)	(0.75)

Total dividends and distributions	—	(0.08)	(0.08)	(0.17)	(1.52)	(0.78)

Net asset value, end of period	$9.12	$8.42	$6.74	$5.00	$10.09	$10.75

Total return (b)	8.31%	26.09%	36.43%	(49.10)%	8.25%	11.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,035	$87,621	$128,836	$39,101	$63,363	$51,403
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.48%	0.51%	0.76%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.47%	0.48%	0.50%	0.58%	0.75%	0.72%
Before waivers and fees paid indirectly (a)	0.48%	0.48%	0.51%	0.82%	0.81%	0.80%
Ratio of net investment income to average net assets:
After waivers (a)	0.80%	0.95%	1.21%	1.07%	0.19%	0.19%
After waivers and fees paid indirectly (a)	0.80%	0.95%	1.21%	1.25%	0.20%	0.22%
Before waivers and fees paid indirectly (a)	0.80%	0.95%	1.20%	1.01%	0.13%	0.15%
Portfolio turnover rate	7%	11%	16%	239%	112%	155%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010	2009	2008		2007		2006
Net asset value, beginning of period	$8.31		$6.65	$4.93	$9.96		$10.65		$10.26

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	0.05 (e)	0.06 (e)	0.07	(e)	(0.01	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66		1.67	1.72	(4.94)		0.84		1.14

Total from investment operations	0.68		1.72	1.78	(4.87)		0.83		1.14

Less distributions:
Dividends from net investment income	—		(0.06)	(0.06)	(0.07)		—		—	#
Distributions from net realized gains	—		—	—	(0.09)		(1.52)		(0.75)

Total dividends and distributions	—		(0.06)	(0.06)	(0.16)		(1.52)		(0.75)

Net asset value, end of period	$8.99		$8.31	$6.65	$4.93		$9.96		$10.65

Total return (b)	8.18%		25.81%	36.18%	(49.28)%		8.05%		11.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,233,320		$1,201,887	$1,047,011	$788,812		$1,611,257		$1,516,836
Ratio of expenses to average net assets:
After waivers (a)	0.73	%(c)	0.73%	0.75%	1.01%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.72%		0.72%	0.74%	0.83	%(c)	1.00%		0.97	%(c)
Before waivers and fees paid indirectly (a)	0.73	%(c)	0.73%	0.76%	1.07%		1.06%		1.05	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	0.55%		0.72%	1.07%	0.76%		(0.06)%		(0.04)%
After waivers and fees paid indirectly (a)	0.55%		0.72%	1.08%	0.93%		(0.06)%		—	%‡‡
Before waivers and fees paid indirectly (a)	0.55%		0.72%	1.06%	0.71%		(0.12)%		(0.08)%
Portfolio turnover rate	7%		11%	16%	239%		112%		155%

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	25.1%
Industrials	10.9
Investment Companies	10.4
Utilities	9.2
Consumer Discretionary	9.0
Information Technology	6.5
Health Care	6.3
Materials	5.7
Energy	5.7
Consumer Staples	5.1
Telecommunication Services	0.5
Cash and Other	5.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,057.80	$3.67
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	1,056.20	4.95
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.97% ,respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.6%)
Autoliv, Inc.	46,908	$3,679,933
Federal-Mogul Corp.*	10,317	235,537
Lear Corp.	55,310	2,957,979
TRW Automotive Holdings Corp.*	53,570	3,162,237
Visteon Corp.*	25,394	1,737,203

		11,772,889

Automobiles (0.0%)
Thor Industries, Inc.	23,269	671,078

Distributors (0.2%)
Genuine Parts Co.	60,159	3,272,650

Diversified Consumer Services (0.4%)
Career Education Corp.*	32,465	686,635
DeVry, Inc.	70,672	4,178,835
Education Management Corp.*	20,251	484,809
H&R Block, Inc.	66,149	1,061,030
Service Corp. International	125,640	1,467,475

		7,878,784

Hotels, Restaurants & Leisure (0.6%)
Bally Technologies, Inc.*	1,598	65,007
Brinker International, Inc.	3,478	85,072
Choice Hotels International, Inc.	13,828	461,302
Hyatt Hotels Corp., Class A*	21,786	889,304
International Game Technology	76,684	1,348,105
MGM Resorts International*	144,370	1,907,128
Penn National Gaming, Inc.*	35,706	1,440,380
Royal Caribbean Cruises Ltd.*	31,380	1,181,143
Wendy’s/Arby’s Group, Inc., Class A	166,471	844,008
WMS Industries, Inc.*	30,126	925,471
Wyndham Worldwide Corp.	89,419	3,008,949

		12,155,869

Household Durables (1.9%)
D.R. Horton, Inc.	147,181	1,695,525
Fortune Brands, Inc.	81,094	5,171,364
Garmin Ltd.	52,691	1,740,384
Harman International Industries, Inc.	12,500	569,625
Jarden Corp.	48,263	1,665,556
Leggett & Platt, Inc.	18,715	456,272
Lennar Corp., Class A	84,283	1,529,737
M.D.C. Holdings, Inc.	259,300	6,389,152
Mohawk Industries, Inc.*	29,869	1,791,841
Newell Rubbermaid, Inc.	153,190	2,417,338
NVR, Inc.*	3,095	2,245,361
Pulte Group, Inc.*	179,654	1,376,150
Toll Brothers, Inc.*	400,041	8,296,850
Whirlpool Corp.	40,098	3,260,769

		38,605,924

Internet & Catalog Retail (0.4%)
Expedia, Inc.	42,266	1,225,292
IAC/InterActiveCorp*	42,324	1,615,507

	Number of Shares	Value (Note 1)

Liberty Media Corp. - Interactive*	316,221	$5,303,026

		8,143,825

Leisure Equipment & Products (0.5%)
Mattel, Inc.	318,386	8,752,431

Media (1.3%)
Clear Channel Outdoor Holdings, Inc., Class A*	21,553	273,723
DISH Network Corp., Class A*	26,212	803,922
DreamWorks Animation SKG, Inc., Class A*	37,569	755,137
Gannett Co., Inc.	126,489	1,811,322
Interpublic Group of Cos., Inc.	160,941	2,011,762
Lamar Advertising Co., Class A*	21,427	586,457
Liberty Media Corp. - Capital*	37,385	3,205,764
Liberty Media Corp. - Starz*	27,444	2,064,887
Madison Square Garden Co., Class A*	31,703	872,784
McGraw-Hill Cos., Inc.	28,367	1,188,861
Regal Entertainment Group, Class A	28,458	351,456
Virgin Media, Inc.	387,000	11,582,910
Washington Post Co., Class B	2,597	1,088,013

		26,596,998

Multiline Retail (0.6%)
Big Lots, Inc.*	25,960	860,574
Dillard’s, Inc., Class A	17,867	931,585
J.C. Penney Co., Inc.	86,964	3,003,736
Macy’s, Inc.	196,208	5,737,122
Sears Holdings Corp.*	20,338	1,452,947

		11,985,964

Specialty Retail (2.2%)
Aaron’s, Inc.	11,404	322,277
Abercrombie & Fitch Co., Class A	6,465	432,638
American Eagle Outfitters, Inc.	102,527	1,307,219
ANN, Inc.*	205,300	5,358,330
AutoNation, Inc.*	10,924	399,928
Best Buy Co., Inc.	166,441	5,227,912
CarMax, Inc.*	99,204	3,280,676
Chico’s FAS, Inc.	30,978	471,795
DSW, Inc., Class A*	834	42,209
Foot Locker, Inc.	81,394	1,933,921
GameStop Corp., Class A*	74,321	1,982,141
Gap, Inc.	212,411	3,844,639
RadioShack Corp.	55,811	742,844
Ross Stores, Inc.	119,400	9,566,328
Sally Beauty Holdings, Inc.*	3,717	63,561
Signet Jewelers Ltd.*	45,685	2,138,515
Staples, Inc.	375,131	5,927,070
Williams-Sonoma, Inc.	26,459	965,489

		44,007,492

Textiles, Apparel & Luxury Goods (0.3%)
Phillips-Van Heusen Corp.	26,743	1,750,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

VF Corp.	45,749	$4,966,512

		6,717,376

Total Consumer Discretionary		180,561,280

Consumer Staples (5.1%)
Beverages (0.8%)
Brown-Forman Corp., Class B	7,926	591,993
Coca-Cola Enterprises, Inc.	40,004	1,167,317
Constellation Brands, Inc., Class A*	95,592	1,990,225
Molson Coors Brewing Co., Class B	266,312	11,914,799

		15,664,334

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	25,891	1,303,612
Safeway, Inc.	186,251	4,352,686
SUPERVALU, Inc.	111,630	1,050,438

		6,706,736

Food Products (3.2%)
Bunge Ltd.	90,842	6,263,556
Campbell Soup Co.	22,675	783,421
China Agri-Industries Holdings Ltd.	4,371,000	4,642,332
ConAgra Foods, Inc.	187,972	4,851,557
Corn Products International, Inc.	7,758	428,862
Cosan Ltd., Class A	295,800	3,635,382
Dean Foods Co.*	96,383	1,182,619
H.J. Heinz Co.	70,418	3,751,871
Hershey Co.	20,306	1,154,396
Hormel Foods Corp.	33,859	1,009,337
J.M. Smucker Co.	61,005	4,663,222
Maple Leaf Foods, Inc.	416,700	5,137,190
McCormick & Co., Inc. (Non-Voting)	22,022	1,091,631
Mead Johnson Nutrition Co.	87,813	5,931,768
Ralcorp Holdings, Inc.*	28,957	2,507,097
Sanderson Farms, Inc.	70,200	3,354,156
Sara Lee Corp.	52,318	993,519
Smithfield Foods, Inc.*	87,357	1,910,498
Tyson Foods, Inc., Class A	512,516	9,953,061

		63,245,475

Household Products (0.4%)
Church & Dwight Co., Inc.	31,665	1,283,699
Clorox Co.	66,070	4,455,761
Energizer Holdings, Inc.*	36,658	2,652,573

		8,392,033

Tobacco (0.4%)
Lorillard, Inc.	75,590	8,229,483

Total Consumer Staples		102,238,061

Energy (5.7%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	21,263	938,336
Cameron International Corp.*	33,894	1,704,529
Diamond Offshore Drilling, Inc.	19,113	1,345,746

	Number of Shares	Value (Note 1)

Ensco plc (ADR)	77,000	$4,104,100
Helmerich & Payne, Inc.	3,660	241,999
McDermott International, Inc.*	15,421	305,490
Nabors Industries Ltd.*	151,164	3,724,681
Oil States International, Inc.*	4,284	342,335
Patterson-UTI Energy, Inc.	72,253	2,283,917
Rowan Cos., Inc.*	55,980	2,172,584
SEACOR Holdings, Inc.	11,396	1,139,144
Tidewater, Inc.	119,040	6,405,543
Unit Corp.*	22,049	1,343,446

		26,051,850

Oil, Gas & Consumable Fuels (4.4%)
Alpha Natural Resources, Inc.*	52,310	2,376,966
Arch Coal, Inc.	77,295	2,060,685
Cabot Oil & Gas Corp.	41,400	2,745,234
Cimarex Energy Co.	33,030	2,970,058
Cobalt International Energy, Inc.*	306,196	4,173,451
Consol Energy, Inc.	78,800	3,820,224
Denbury Resources, Inc.*	35,302	706,040
El Paso Corp.	23,863	482,033
Energen Corp.	37,917	2,142,311
EQT Corp.	42,968	2,256,679
EXCO Resources, Inc.	6,603	116,543
Forest Oil Corp.*	12,850	343,224
Japan Petroleum Exploration Co.	122,000	5,736,658
Kosmos Energy Ltd.*	2,791	47,391
Lone Pine Resources, Inc.*	276,200	2,933,244
Murphy Oil Corp.	86,174	5,658,185
Newfield Exploration Co.*	108,720	7,395,134
Noble Energy, Inc.	74,163	6,647,230
Overseas Shipholding Group, Inc.	99,731	2,686,753
Petrohawk Energy Corp.*	27,483	678,006
Pioneer Natural Resources Co.	11,607	1,039,639
Plains Exploration & Production Co.*	74,174	2,827,513
QEP Resources, Inc.	19,989	836,140
Quicksilver Resources, Inc.*	57,924	854,958
SM Energy Co.	6,426	472,182
Southern Union Co.	65,605	2,634,041
Spectra Energy Corp.	341,845	9,369,971
Sunoco, Inc.	63,709	2,657,302
Teekay Corp.	21,960	678,125
Tesoro Corp.*	75,637	1,732,844
Valero Energy Corp.	299,957	7,669,900

		86,748,664

Total Energy		112,800,514

Financials (25.1%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	53,634	5,441,169
American Capital Ltd.*	185,536	1,842,373
Ameriprise Financial, Inc.	127,445	7,351,028
Ares Capital Corp.	107,719	1,731,044
E*TRADE Financial Corp.*	131,965	1,821,117
Federated Investors, Inc., Class B	9,032	215,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Invesco Ltd.	469,558	$10,987,657
Janus Capital Group, Inc.	97,976	924,894
Jefferies Group, Inc.	71,035	1,449,114
Legg Mason, Inc.	78,254	2,563,601
LPL Investment Holdings, Inc.*	27,349	935,609
Northern Trust Corp.	114,219	5,249,505
Raymond James Financial, Inc.	53,574	1,722,404
Solar Capital Ltd.	128,199	3,165,233

		45,400,071

Commercial Banks (4.2%)
Associated Banc-Corp	91,184	1,267,458
Bank of Hawaii Corp.	25,097	1,167,512
BOK Financial Corp.	13,470	737,752
CapitalSource, Inc.	170,053	1,096,842
CIT Group, Inc.*	105,481	4,668,589
City National Corp./California	24,509	1,329,613
Comerica, Inc.	308,889	10,678,293
Commerce Bancshares, Inc./Missouri	38,894	1,672,442
Cullen/Frost Bankers, Inc.	28,037	1,593,903
East West Bancorp, Inc.	78,242	1,581,271
Fifth Third Bancorp	483,265	6,161,629
First Citizens BancShares, Inc./North Carolina, Class A	2,862	535,824
First Horizon National Corp.	138,545	1,321,719
First Midwest Bancorp, Inc./Illinois	212,556	2,612,313
First Republic Bank/California*	38,643	1,247,396
Fulton Financial Corp.	104,842	1,122,858
Huntington Bancshares, Inc./Ohio	940,253	6,168,060
KeyCorp	500,157	4,166,308
M&T Bank Corp.	66,010	5,805,579
Marshall & Ilsley Corp.	279,133	2,224,690
Popular, Inc.*	2,934,304	8,098,679
Regions Financial Corp.	660,939	4,097,822
SunTrust Banks, Inc.	282,409	7,286,152
Synovus Financial Corp.	401,444	835,003
TCF Financial Corp.	83,675	1,154,715
Umpqua Holdings Corp.	167,000	1,932,190
Valley National Bancorp	89,365	1,216,258
Zions Bancorp	96,704	2,321,863

		84,102,733

Consumer Finance (0.6%)
Discover Financial Services	258,512	6,915,196
SLM Corp.	277,437	4,663,716

		11,578,912

Diversified Financial Services (1.1%)
Interactive Brokers Group, Inc., Class A	19,230	300,949
Leucadia National Corp.	103,947	3,544,593
NASDAQ OMX Group, Inc.*	57,129	1,445,364
NYSE Euronext	95,153	3,260,893
PHH Corp.*	667,000	13,686,840

		22,238,639

Insurance (7.7%)
Alleghany Corp.*	3,476	1,157,890

	Number of Shares	Value (Note 1)

Allied World Assurance Co. Holdings Ltd.	19,952	$1,148,836
American Financial Group, Inc./Ohio	42,289	1,509,295
American National Insurance Co.	3,593	278,458
Aon Corp.	173,867	8,919,377
Arch Capital Group Ltd.*	69,421	2,215,918
Arthur J. Gallagher & Co.	58,115	1,658,602
Aspen Insurance Holdings Ltd.	37,247	958,365
Assurant, Inc.	50,452	1,829,894
Assured Guaranty Ltd.	96,885	1,580,194
Axis Capital Holdings Ltd.	68,081	2,107,788
Brown & Brown, Inc.	61,213	1,570,726
Cincinnati Financial Corp.	76,950	2,245,401
CNA Financial Corp.	14,036	407,746
Endurance Specialty Holdings Ltd.	21,318	881,073
Everest Reinsurance Group Ltd.	117,258	9,585,842
Fidelity National Financial, Inc., Class A	485,441	7,640,841
Genworth Financial, Inc., Class A*	258,062	2,652,877
Hanover Insurance Group, Inc.	23,910	901,646
Hartford Financial Services Group, Inc.	234,221	6,176,408
HCC Insurance Holdings, Inc.	59,816	1,884,204
Lincoln National Corp.	164,892	4,697,773
Markel Corp.*	5,113	2,028,890
Marsh & McLennan Cos., Inc.	288,505	8,998,471
MBIA, Inc.*	77,760	675,734
Mercury General Corp.	14,080	556,019
Old Republic International Corp.	136,401	1,602,712
PartnerReinsurance Ltd.	35,522	2,445,690
Platinum Underwriters Holdings Ltd.	155,985	5,184,941
Principal Financial Group, Inc.	417,121	12,688,821
Progressive Corp.	344,927	7,374,539
Protective Life Corp.	45,096	1,043,071
Reinsurance Group of America, Inc.	258,612	15,739,126
RenaissanceReinsurance Holdings Ltd.	27,222	1,904,179
StanCorp Financial Group, Inc.	69,993	2,953,005
Torchmark Corp.	40,010	2,566,241
Transatlantic Holdings, Inc.	32,842	1,609,587
Unitrin, Inc.	26,308	780,558
Unum Group	638,111	16,259,068
Validus Holdings Ltd.	34,994	1,083,064
W. R. Berkley Corp.	60,121	1,950,325
White Mountains Insurance Group Ltd.	3,616	1,519,299
XL Group plc	162,748	3,577,201

		154,549,695

Real Estate Investment Trusts (REITs) (6.8%)
Alexandria Real Estate Equities, Inc. (REIT)	32,492	2,515,531
American Assets Trust, Inc. (REIT)	123,648	2,775,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

American Capital Agency Corp. (REIT)	67,774	$1,972,901
Annaly Capital Management, Inc. (REIT)	427,783	7,717,205
Apartment Investment & Management Co. (REIT), Class A	20,241	516,753
AvalonBay Communities, Inc. (REIT)	45,931	5,897,540
Boston Properties, Inc. (REIT)	13,708	1,455,241
Brandywine Realty Trust (REIT)	71,218	825,417
BRE Properties, Inc. (REIT)	39,261	1,958,339
Camden Property Trust (REIT)	10,299	655,222
Chimera Investment Corp. (REIT)	540,351	1,869,615
CommonWealth REIT (REIT)	37,958	980,835
Corporate Office Properties Trust/Maryland (REIT)	25,619	797,007
Developers Diversified Realty Corp. (REIT)	113,660	1,602,606
Douglas Emmett, Inc. (REIT)	65,461	1,302,019
Duke Realty Corp. (REIT)	574,206	8,044,626
Equity Residential (REIT)	143,674	8,620,440
Essex Property Trust, Inc. (REIT)	7,576	1,024,957
Federal Realty Investment Trust (REIT)	7,988	680,418
General Growth Properties, Inc. (REIT)	296,489	4,948,401
HCP, Inc. (REIT)	213,573	7,835,993
Health Care REIT, Inc. (REIT)	92,979	4,874,889
Hospitality Properties Trust (REIT)	64,944	1,574,892
Host Hotels & Resorts, Inc. (REIT)	360,938	6,117,899
Kimco Realty Corp. (REIT)	214,058	3,990,041
Liberty Property Trust (REIT)	60,564	1,973,175
Macerich Co. (REIT)	44,203	2,364,861
Mack-Cali Realty Corp. (REIT)	45,745	1,506,840
Nationwide Health Properties, Inc. (REIT)	66,635	2,759,355
Piedmont Office Realty Trust, Inc. (REIT), Class A	90,881	1,853,064
Plum Creek Timber Co., Inc. (REIT)	214,915	8,712,654
ProLogis, Inc. (REIT)	223,169	7,998,377
Realty Income Corp. (REIT)	66,721	2,234,486
Regency Centers Corp. (REIT)	47,293	2,079,473
Senior Housing Properties Trust (REIT)	74,633	1,747,159
SL Green Realty Corp. (REIT)	42,596	3,529,931
Taubman Centers, Inc. (REIT)	29,396	1,740,243
UDR, Inc. (REIT)	92,249	2,264,713
Vornado Realty Trust (REIT)	86,252	8,036,961
Weingarten Realty Investors (REIT)	63,525	1,598,289
Weyerhaeuser Co. (REIT)	201,133	4,396,767

		135,351,033

	Number of Shares	Value (Note 1)

Real Estate Management & Development (1.4%)
BR Properties S.A.	1,019,600	$11,498,389
Forest City Enterprises, Inc., Class A*	347,621	6,490,084
Howard Hughes Corp.*	11,299	734,887
Iguatemi Empresa de Shopping Centers S.A.	134,400	3,297,457
Jones Lang LaSalle, Inc.	5,084	479,421
Multiplan Empreendimentos Imobiliarios S.A.	218,700	4,795,383
St. Joe Co.*	34,247	713,707

		28,009,328

Thrifts & Mortgage Finance (1.0%)
BankUnited, Inc.	236,860	6,286,264
Beneficial Mutual Bancorp, Inc.*	336,106	2,761,111
Capitol Federal Financial, Inc.	88,129	1,036,397
First Niagara Financial Group, Inc.	159,508	2,105,506
Hudson City Bancorp, Inc.	223,943	1,834,093
New York Community Bancorp, Inc.	230,062	3,448,629
People’s United Financial, Inc.	161,000	2,163,840
TFS Financial Corp.*	42,054	407,083
Washington Federal, Inc.	58,448	960,301

		21,003,224

Total Financials		502,233,635

Health Care (6.3%)
Biotechnology (0.2%)
Cephalon, Inc.*	40,094	3,203,511
Vertex Pharmaceuticals, Inc.*	12,468	648,211

		3,851,722

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	44,987	1,647,424
Boston Scientific Corp.*	803,862	5,554,686
CareFusion Corp.*	80,753	2,194,059
Cooper Cos., Inc.	17,753	1,406,748
DENTSPLY International, Inc.	43,844	1,669,580
Hill-Rom Holdings, Inc.	3,123	143,783
Hologic, Inc.*	137,577	2,774,928
Kinetic Concepts, Inc.*	7,225	416,377
Teleflex, Inc.	21,192	1,293,983
Zimmer Holdings, Inc.*	100,975	6,381,620

		23,483,188

Health Care Providers & Services (3.2%)
AMERIGROUP Corp.*	7,709	543,253
AmerisourceBergen Corp.	260,600	10,788,840
Brookdale Senior Living, Inc.*	301,160	7,303,130
CIGNA Corp.	437,422	22,496,613
Community Health Systems, Inc.*	49,965	1,283,101
Coventry Health Care, Inc.*	77,973	2,843,675
Health Net, Inc.*	47,464	1,523,120
Henry Schein, Inc.*	22,860	1,636,547
Humana, Inc.	88,577	7,133,992
LifePoint Hospitals, Inc.*	27,619	1,079,351
Omnicare, Inc.	60,996	1,945,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Patterson Cos., Inc.	32,694	$1,075,306
Quest Diagnostics, Inc.	6,787	401,112
Tenet Healthcare Corp.*	243,391	1,518,760
Vanguard Health Systems, Inc.*	54,100	928,897
VCA Antech, Inc.*	45,474	964,049

		63,464,908

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	19,429	377,311
Emdeon, Inc., Class A*	14,548	190,870

		568,181

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	10,416	1,243,254
Life Technologies Corp.*	85,855	4,470,470
PerkinElmer, Inc.	59,325	1,596,436
QIAGEN N.V.*	122,932	2,338,166

		9,648,326

Pharmaceuticals (1.2%)
Almirall S.A.	638,759	6,864,765
Forest Laboratories, Inc.*	150,526	5,921,693
Hospira, Inc.*	14,214	805,365
Impax Laboratories, Inc.*	337,300	7,349,767
Mylan, Inc.*	21,948	541,457
UCB S.A.	61,036	2,742,610
Warner Chilcott plc, Class A	7,864	189,758
Watson Pharmaceuticals, Inc.*	3,792	260,624

		24,676,039

Total Health Care		125,692,364

Industrials (10.9%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.	16,489	1,176,160
BE Aerospace, Inc.*	2,810	114,676
Esterline Technologies Corp.*	79,300	6,058,520
Goodrich Corp.	38,818	3,707,119
Huntington Ingalls Industries, Inc.*	25,665	885,443
ITT Corp.	96,840	5,706,781
L-3 Communications Holdings, Inc.	55,826	4,881,984
Spirit AeroSystems Holdings, Inc., Class A*	48,982	1,077,604
Teledyne Technologies, Inc.*	129,800	6,536,728
Textron, Inc.	451,175	10,652,242

		40,797,257

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	5,232	103,018

Airlines (0.6%)
AMR Corp.*	92,960	501,984
Copa Holdings S.A., Class A	3,705	247,272
Delta Air Lines, Inc.*	628,526	5,763,584
Southwest Airlines Co.	343,129	3,918,533
United Continental Holdings, Inc.*	26,021	588,855

		11,020,228

	Number of Shares	Value (Note 1)

Building Products (0.2%)
Armstrong World Industries, Inc.	9,984	$454,871
Owens Corning, Inc.*	65,655	2,452,214

		2,907,085

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	52,729	2,036,921
Cintas Corp.	66,491	2,196,198
Corrections Corp. of America*	56,454	1,222,229
Covanta Holding Corp.	59,621	983,150
KAR Auction Services, Inc.*	12,152	229,794
Pitney Bowes, Inc.	96,302	2,213,983
R.R. Donnelley & Sons Co.	109,160	2,140,628
Republic Services, Inc.	168,771	5,206,585
Waste Connections, Inc.	7,408	235,056

		16,464,544

Construction & Engineering (0.9%)
Aecom Technology Corp.*	34,609	946,210
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	22,171	862,452
Jacobs Engineering Group, Inc.*	66,709	2,885,164
KBR, Inc.	74,543	2,809,526
Quanta Services, Inc.*	113,446	2,291,609
Shaw Group, Inc.*	37,987	1,147,587
URS Corp.*	173,168	7,747,537

		18,690,085

Electrical Equipment (1.6%)
AMETEK, Inc.	88,650	3,980,385
Cooper Industries plc	30,039	1,792,427
General Cable Corp.*	13,198	561,971
GrafTech International Ltd.*	63,862	1,294,483
Hubbell, Inc., Class B	163,401	10,612,895
Regal-Beloit Corp.	20,328	1,357,301
Thomas & Betts Corp.*	222,703	11,992,556

		31,592,018

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	29,563	1,455,386

Machinery (3.8%)
AGCO Corp.*	154,074	7,605,093
Barnes Group, Inc.	401,042	9,949,852
CNH Global N.V.*	13,930	538,395
Crane Co.	25,633	1,266,527
Dover Corp.	120,387	8,162,239
Eaton Corp.	111,449	5,734,051
Flowserve Corp.	2,643	290,439
Harsco Corp.	38,709	1,261,913
IDEX Corp.	4,534	207,884
Ingersoll-Rand plc	36,063	1,637,621
Kennametal, Inc.	38,002	1,604,064
Lincoln Electric Holdings, Inc.	17,136	614,326
Navistar International Corp.*	17,442	984,775
Oshkosh Corp.*	47,926	1,386,978
Parker Hannifin Corp.	50,158	4,501,179
Pentair, Inc.	322,076	12,998,987
Snap-On, Inc.	25,071	1,566,436
SPX Corp.	19,476	1,609,886
Stanley Black & Decker, Inc.	88,430	6,371,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Terex Corp.*	189,661	$5,395,855
Timken Co.	7,174	361,570
Trinity Industries, Inc.	42,034	1,466,146

		75,515,598

Marine (0.1%)
Alexander & Baldwin, Inc.	21,884	1,053,933
Kirby Corp.*	8,216	465,601

		1,519,534

Professional Services (0.3%)
Equifax, Inc.	61,303	2,128,440
Manpower, Inc.	43,240	2,319,826
Nielsen Holdings N.V.*	5,892	183,595
Towers Watson & Co., Class A	23,949	1,573,689
Verisk Analytics, Inc., Class A*	9,960	344,815

		6,550,365

Road & Rail (0.4%)
Con-way, Inc.	26,391	1,024,235
Kansas City Southern*	14,430	856,132
Ryder System, Inc.	27,013	1,535,689
Swift Transportation Co.*	334,100	4,527,055

		7,943,111

Trading Companies & Distributors (0.1%)
Air Lease Corp.*	18,305	444,628
GATX Corp.	24,415	906,285
WESCO International, Inc.*	11,969	647,403

		1,998,316

Total Industrials		216,556,545

Information Technology (6.5%)
Communications Equipment (0.4%)
Brocade Communications Systems, Inc.*	248,535	1,605,536
EchoStar Corp., Class A*	20,085	731,697
Harris Corp.	48,915	2,204,110
Motorola Mobility Holdings, Inc.*	137,174	3,023,315
Tellabs, Inc.	191,168	881,284

		8,445,942

Computers & Peripherals (0.6%)
Diebold, Inc.	34,354	1,065,318
Lexmark International, Inc., Class A*	41,685	1,219,703
NCR Corp.*	17,871	337,583
QLogic Corp.*	10,162	161,779
SanDisk Corp.*	125,388	5,203,602
Western Digital Corp.*	122,250	4,447,455

		12,435,440

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	424,689	17,624,593
Avnet, Inc.*	80,369	2,562,164
AVX Corp.	25,355	386,410
Flextronics International Ltd.*	278,981	1,791,058
Ingram Micro, Inc., Class A*	84,718	1,536,784
Itron, Inc.*	21,361	1,028,746
Jabil Circuit, Inc.	17,618	355,884

	Number of Shares	Value (Note 1)

Molex, Inc.	71,110	$1,832,505
Tech Data Corp.*	24,501	1,197,854
Vishay Intertechnology, Inc.*	80,022	1,203,531

		29,519,529

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	8,850	278,509
AOL, Inc.*	56,260	1,117,324
Monster Worldwide, Inc.*	68,045	997,540

		2,393,373

IT Services (0.9%)
Amdocs Ltd.*	97,664	2,968,009
Booz Allen Hamilton Holding Corp.*	6,458	123,412
Broadridge Financial Solutions, Inc.	3,634	87,470
Computer Sciences Corp.	81,584	3,096,929
CoreLogic, Inc.*	50,984	851,943
DST Systems, Inc.	15,767	832,498
Fidelity National Information Services, Inc.	138,012	4,249,389
Fiserv, Inc.*	15,032	941,454
Genpact Ltd.*	14,940	257,566
Paychex, Inc.	13,609	418,068
SAIC, Inc.*	102,895	1,730,694
Total System Services, Inc.	85,240	1,583,759

		17,141,191

Office Electronics (0.4%)
Xerox Corp.	737,037	7,672,555

Semiconductors & Semiconductor Equipment (1.9%)
Atmel Corp.*	15,400	216,678
Avago Technologies Ltd.	241,700	9,184,600
Cree, Inc.*	54,195	1,820,410
Fairchild Semiconductor International, Inc.*	67,136	1,121,843
Freescale Semiconductor Holdings I Ltd.*	8,652	159,110
International Rectifier Corp.*	36,706	1,026,667
Intersil Corp., Class A	33,170	426,235
KLA-Tencor Corp.	20,047	811,503
LSI Corp.*	222,357	1,583,182
Marvell Technology Group Ltd.*	267,228	3,945,621
MEMC Electronic Materials, Inc.*	49,447	421,783
Micron Technology, Inc.*	456,215	3,412,488
Microsemi Corp.*	378,700	7,763,350
National Semiconductor Corp.	7,540	185,559
Novellus Systems, Inc.*	46,985	1,698,038
PMC-Sierra, Inc.*	115,820	876,757
Silicon Laboratories, Inc.*	2,421	99,891
SunPower Corp., Class A*	52,101	1,007,112
Teradyne, Inc.*	97,563	1,443,932

		37,204,759

Software (0.7%)
Activision Blizzard, Inc.	222,702	2,601,159
BMC Software, Inc.*	97,200	5,316,840
CA, Inc.	201,799	4,609,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Compuware Corp.*	30,650	$299,144
Synopsys, Inc.*	71,798	1,845,927

		14,672,159

Total Information Technology		129,484,948

Materials (5.7%)
Chemicals (2.3%)
Ashland, Inc.	41,631	2,690,195
Cabot Corp.	34,499	1,375,475
CF Industries Holdings, Inc.	69,404	9,832,465
Cytec Industries, Inc.	25,888	1,480,535
FMC Corp.	113,100	9,728,862
Huntsman Corp.	81,692	1,539,894
Incitec Pivot Ltd.	1,159,148	4,830,509
Methanex Corp.	308,200	9,671,316
Nalco Holding Co.	8,258	229,655
Rockwood Holdings, Inc.*	1,879	103,890
RPM International, Inc.	68,620	1,579,632
Scotts Miracle-Gro Co., Class A	3,257	167,117
Valspar Corp.	44,050	1,588,443
W.R. Grace & Co.*	3,870	176,588
Westlake Chemical Corp.	8,306	431,081

		45,425,657

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	12,738	1,018,658
Vulcan Materials Co.	67,917	2,616,842

		3,635,500

Containers & Packaging (1.5%)
AptarGroup, Inc.	35,363	1,850,899
Bemis Co., Inc.	55,064	1,860,062
Greif, Inc., Class A	117,401	7,634,587
Owens-Illinois, Inc.*	354,578	9,151,658
Packaging Corp. of America	5,147	144,065
Rexam plc	691,626	4,248,526
Sealed Air Corp.	84,254	2,004,403
Sonoco Products Co.	52,447	1,863,966
Temple-Inland, Inc.	42,159	1,253,809

		30,011,975

Metals & Mining (0.9%)
AK Steel Holding Corp.	46,337	730,271
Commercial Metals Co.	60,742	871,648
Nucor Corp.	166,252	6,852,907
Reliance Steel & Aluminum Co.	33,686	1,672,510
Schnitzer Steel Industries, Inc., Class A	8,298	477,965
Steel Dynamics, Inc.	227,899	3,703,359
Titanium Metals Corp.	20,998	384,683
United States Steel Corp.	75,628	3,481,913

		18,175,256

Paper & Forest Products (0.8%)
Domtar Corp.	21,591	2,045,099
International Paper Co.	181,229	5,404,249
Louisiana-Pacific Corp.*	659,100	5,365,074
MeadWestvaco Corp.	89,264	2,973,384
Sino-Forest Corp.*	226,100	750,189

	Number of Shares	Value (Note 1)

Sino-Forest Corp. (ADR)*§	93,000	$308,570

		16,846,565

Total Materials		114,094,953

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Corp.	523,514	4,224,758
Level 3 Communications, Inc.*	896,529	2,187,531
tw telecom, Inc.*	11,509	236,280
Windstream Corp.	119,365	1,546,970

		8,195,539

Wireless Telecommunication Services (0.1%)
Clearwire Corp., Class A*	12,885	48,705
NII Holdings, Inc.*	11,190	474,232
Telephone & Data Systems, Inc.	47,587	1,479,004
U.S. Cellular Corp.*	7,392	357,921

		2,359,862

Total Telecommunication Services		10,555,401

Utilities (9.2%)
Electric Utilities (3.8%)
DPL, Inc.	61,519	1,855,413
Edison International	171,381	6,641,014
Entergy Corp.	93,614	6,391,964
Great Plains Energy, Inc.	71,524	1,482,692
Hawaiian Electric Industries, Inc.	50,154	1,206,705
Northeast Utilities	418,692	14,725,398
NV Energy, Inc.	929,879	14,273,643
Pepco Holdings, Inc.	118,770	2,331,455
Pinnacle West Capital Corp.	57,349	2,556,618
PPL Corp.	303,585	8,448,771
Progress Energy, Inc.	154,924	7,437,901
Westar Energy, Inc.	321,799	8,659,611

		76,011,185

Gas Utilities (1.0%)
AGL Resources, Inc.	39,881	1,623,555
Atmos Energy Corp.	47,512	1,579,774
National Fuel Gas Co.	37,145	2,704,156
Oneok, Inc.	52,118	3,857,253
Questar Corp.	93,373	1,653,636
UGI Corp.	259,039	8,260,754

		19,679,128

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	345,540	4,402,180
Calpine Corp.*	184,578	2,977,243
Constellation Energy Group, Inc.	97,975	3,719,131
GenOn Energy, Inc.*	405,884	1,566,712
NRG Energy, Inc.*	126,824	3,117,334

		15,782,600

Multi-Utilities (3.4%)
Alliant Energy Corp.	58,363	2,373,040
Ameren Corp.	126,853	3,658,441
CenterPoint Energy, Inc.	223,778	4,330,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

CMS Energy Corp.	132,752	$2,613,887
Consolidated Edison, Inc.	153,899	8,193,583
DTE Energy Co.	89,081	4,455,832
Integrys Energy Group, Inc.	41,187	2,135,134
MDU Resources Group, Inc.	99,319	2,234,677
NiSource, Inc.	147,073	2,978,228
NSTAR	54,485	2,505,220
OGE Energy Corp.	51,506	2,591,782
SCANA Corp.	60,602	2,385,901
Sempra Energy	125,945	6,659,972
TECO Energy, Inc.	113,072	2,135,930
Vectren Corp.	42,995	1,197,841
Wisconsin Energy Corp.	350,558	10,989,993
Xcel Energy, Inc.	254,684	6,188,821

		67,628,386

Water Utilities (0.2%)
American Water Works Co., Inc.	92,247	2,716,674
Aqua America, Inc.	65,212	1,433,360

		4,150,034

Total Utilities		183,251,333

Total Common Stocks (84.0%) (Cost $1,373,685,650)		1,677,469,034

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.4%)
iShares Morningstar Mid Core Index Fund	10,366	947,162
iShares Morningstar Mid Growth Index Fund	4,330	464,392
iShares Morningstar Mid Value Index Fund	259,137	20,685,145
iShares Russell Midcap Growth Index Fund	49,054	3,033,009
iShares Russell Midcap Index Fund	5,105	558,181
iShares Russell Midcap Value Index Fund	2,452,475	117,105,681
iShares S&P MidCap 400 Growth Index Fund	14,600	1,619,870
iShares S&P MidCap 400 Index Fund	3,855	376,633

	Number of Shares	Value (Note 1)

iShares S&P MidCap 400/BARRA Value Index Fund	535,421	$45,002,135
SPDR S&P 400 MidCap Value ETF	23,094	1,323,746
Vanguard Mid-Cap Value Index Fund	291,600	16,501,644

Total Investment Companies (10.4%) (Cost $162,922,897)		207,617,598

SHORT-TERM INVESTMENTS:
Short-Term Investment (4.8%)
BlackRock Liquidity Funds TempFund 0.08%‡	95,557,279	95,557,279

	Principal Amount	Value (Note 1)
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$12,557,168	12,557,168

Total Short-Term Investments (5.4%)
(Cost $108,114,447)		108,114,447

Total Investments (99.8%)
(Cost $1,644,722,994)		1,993,201,079
Other Assets Less Liabilities (0.2%)		4,951,608

Net Assets (100%)		$1,998,152,687

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $308,570 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$152,496,555	$62,148,707	$119,087,983	$95,557,279	$82,749	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	310	September-11	$24,474,817	$25,587,400	$1,112,583
S&P 500 E-Mini Index	390	September-11	25,028,754	25,652,250	623,496
S&P MidCap 400 E-Mini Index	524	September-11	49,701,834	51,168,601	1,466,767

					$3,202,846

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$180,561,280	$—	$—	$180,561,280
Consumer Staples	97,595,729	4,642,332	—	102,238,061
Energy	107,063,856	5,736,658	—	112,800,514
Financials	502,233,635	—	—	502,233,635
Health Care	116,084,989	9,607,375	—	125,692,364
Industrials	216,556,545	—	—	216,556,545
Information Technology	129,484,948	—	—	129,484,948
Materials	105,015,918	9,079,035	—	114,094,953
Telecommunication Services	10,555,401	—	—	10,555,401
Utilities	183,251,333	—	—	183,251,333
Futures	3,202,846	—	—	3,202,846
Investment Companies
Exchange Traded Funds (ETFs)	207,617,598	—	—	207,617,598
Short-Term Investments	—	108,114,447	—	108,114,447

Total Assets	$1,859,224,078	$137,179,847	$—	$1,996,403,925

Total Liabilities	$—	$—	$—	$—

Total	$1,859,224,078	$137,179,847	$—	$1,996,403,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,202,846	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,202,846

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(674)	—	(674)
Credit contracts	—	—	—	—	—
Equity contracts	—	11,305,049	—	—	11,305,049
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,305,049	$(674)	$—	$11,304,375

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(802,454)	—	—	(802,454)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(802,454)	$—	$—	$(802,454)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $138,181,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$385,952,670
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$458,369,434

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,386,492
Aggregate gross unrealized depreciation	(36,096,870)

Net unrealized appreciation	$283,289,622

Federal income tax cost of investments	$1,709,911,457

For the six months ended June 30, 2011, the Portfolio incurred approximately $405 as brokerage commissions with BNP Paribas and $1,731 with Sanford C. Bernstein & Co., Inc. affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $887,910,577 of which $60,990,178 expires in the year 2015, $468,590,638 expires in the year 2016, $289,603,227 expires in the year 2017 and $68,726,534 expires in the year 2018.

Included in the capital loss carryforward amounts are $383,587,435 of losses acquired from the EQ/Ariel Appreciation II, EQ/Lord Abbett Mid Cap Value and EQ/Van Kampen Real Estate as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $95,557,279)	$95,557,279
Unaffiliated Issuers (Cost $1,549,165,715)	1,897,643,800
Cash held as collateral at broker	6,022,000
Receivable for securities sold	8,372,594
Dividends, interest and other receivables	2,319,602
Due from broker for futures variation margin	686,160
Receivable from Separate Accounts for Trust shares sold	77,395
Receivable from investment sub-advisor	12,510
Other assets	7,138

Total assets	2,010,698,478

LIABILITIES
Overdraft payable	1,191,513
Payable for securities purchased	8,404,363
Payable to Separate Accounts for Trust shares redeemed	1,222,692
Investment management fees payable	887,534
Distribution fees payable - Class IB	347,820
Administrative fees payable	258,225
Trustees’ fees payable	1,581
Accrued expenses	232,063

Total liabilities	12,545,791

NET ASSETS	$1,998,152,687

Net assets were comprised of:
Paid in capital	$2,475,863,328
Accumulated undistributed net investment income (loss)	7,177,663
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(836,570,016)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	351,681,712

Net assets	$1,998,152,687

Class IA
Net asset value, offering and redemption price per share, $275,249,953 / 25,954,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.61

Class IB
Net asset value, offering and redemption price per share, $1,722,902,734 / 163,805,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($82,749 of dividend income received from affiliates) (net of $87,609 foreign withholding tax)	$16,357,527
Interest	943

Total income	16,358,470

EXPENSES
Investment management fees	5,591,153
Distribution fees - Class IB	2,195,876
Administrative fees	1,596,870
Custodian fees	90,831
Printing and mailing expenses	81,034
Professional fees	26,854
Trustees’ fees	23,230
Miscellaneous	23,387

Gross expenses	9,629,235
Less: Reimbursementfrom sub-advisor	(43,975)
Fees paid indirectly	(1,985)

Net expenses	9,583,275

NET INVESTMENT INCOME (LOSS)	6,775,195

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	109,417,809
Foreign currency transactions	19,969
Futures	11,305,049

Net realized gain (loss)	120,742,827

Change in unrealized appreciation (depreciation) on:
Securities	(13,363,778)
Foreign currency translations	(304)
Futures	(802,454)

Net change in unrealized appreciation (depreciation)	(14,166,536)

NET REALIZED AND UNREALIZED GAIN (LOSS)	106,576,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,351,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,775,195	$20,038,306
Net realized gain (loss) on investments, futures and foreign currency transactions	120,742,827	(49,889,871)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(14,166,536)	420,025,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	113,351,486	390,173,672

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,306,102)
Class IB	—	(16,249,876)

TOTAL DIVIDENDS	—	(19,555,978)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 498,885 and 1,388,995 shares, respectively ]	5,245,298	12,279,676
Capital shares issued in reinvestment of dividends and distributions [ 0 and 336,789 shares, respectively ]	—	3,306,102
Capital shares repurchased [ (2,563,516) and (6,594,464) shares, respectively ]	(26,987,219)	(58,636,615)

Total Class IA transactions	(21,741,921)	(43,050,837)

Class IB
Capital shares sold [ 1,501,125 and 5,293,951 shares, respectively ]	15,626,299	47,037,940
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,667,816 shares, respectively ]	—	16,249,876
Capital shares repurchased [ (13,720,136) and (33,497,765) shares, respectively ]	(143,018,547)	(292,262,543)

Total Class IB transactions	(127,392,248)	(228,974,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,134,169)	(272,025,564)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,782,683)	98,592,130
NET ASSETS:
Beginning of period	2,033,935,370	1,935,343,240

End of period (a)	$1,998,152,687	$2,033,935,370

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,177,663	$402,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO (hh)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.03	$8.29	$6.18	$10.39	$14.37	$14.01

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.15 (e)	0.14 (e)	0.19	0.08 (e)
Net realized and unrealized gain (loss) on investments	0.53	1.75	2.06	(4.20)	(0.42)	1.68

Total from investment operations	0.58	1.86	2.21	(4.06)	(0.23)	1.76

Less distributions:
Dividends from net investment income	—	(0.12)	(0.10)	(0.15)	(0.19)	(0.08)
Distributions from net realized gains	—	—	—	—	(3.56)	(1.32)

Total dividends and distributions	—	(0.12)	(0.10)	(0.15)	(3.75)	(1.40)

Net asset value, end of period	$10.61	$10.03	$8.29	$6.18	$10.39	$14.37

Total return (b)	5.78%	22.45%	35.75%	(39.06)%	(1.29)%	12.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,250	$281,098	$272,556	$18,747	$26,777	$24,186
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.72%	0.74%	0.73%	0.76%	0.79%	0.83%
After waivers, reimbursements and fees paid indirectly (a)	0.72%	0.73%	0.47%	0.75%	0.58%	0.82%
Before waivers, reimbursements and fees paid indirectly (a)	0.73%	0.74%	0.74%	0.77%	0.79%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.87%	1.24%	1.71%	1.62%	1.05%	0.53%
After waivers, reimbursements and fees paid indirectly (a)	0.87%	1.24%	1.98%	1.63%	1.26%	0.54%
Before waivers, reimbursements and fees paid indirectly (a)	0.86%	1.24%	1.70%	1.61%	1.05%	0.53%
Portfolio turnover rate	20%	35%	155%	38%	160%	66%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO (hh)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008	2007	2006
Net asset value, beginning of period	$9.96	$8.21	$6.10		$10.31	$14.30	$13.95

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09 (e)	0.11	(e)	0.12 (e)	0.16	0.04	(e)
Net realized and unrealized gain (loss) on investments	0.53	1.75	2.08		(4.20)	(0.44)	1.67

Total from investment operations	0.56	1.84	2.19		(4.08)	(0.28)	1.71

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)		(0.13)	(0.15)	(0.04)
Distributions from net realized gains	—	—	—		—	(3.56)	(1.32)

Total dividends and distributions	—	(0.09)	(0.08)		(0.13)	(3.71)	(1.36)

Net asset value, end of period	$10.52	$9.96	$8.21		$6.10	$10.31	$14.30

Total return (b)	5.62%	22.47%	35.86%		(39.53)%	(1.62)%	12.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,722,903	$1,752,837	$1,662,787		$838,774	$1,671,712	$1,897,629
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.97%	0.99%	0.98	%(c)	1.01%	1.04%	1.08%
After waivers, reimbursements and fees paid indirectly (a)	0.97%	0.98%	0.84%		1.00%	0.83%	1.07	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	0.98%	0.99%	0.99	%(c)	1.02%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.63%	1.01%	1.51%		1.34%	0.82%	0.27%
After waivers, reimbursements and fees paid indirectly (a)	0.63%	1.01%	1.67%		1.34%	1.03%	0.29%
Before waivers, reimbursements and fees paid indirectly (a)	0.63%	1.01%	1.51%		1.32%	0.81%	0.27%
Portfolio turnover rate	20%	35%	155%		38%	160%	66%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(hh)	On September 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Ariel Appreciation II Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio and EQ/Van Kampen Real Estate Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Mid Cap Value PLUS Portfolio.

See Notes to Financial Statements.

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Commercial Paper	42.9%
Government Securities	33.7
Time Deposits	15.0
Certificates of Deposit	8.7
Cash and Other	(0.3)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,000.00	$0.94
Hypothetical (5% average return before expenses)	1,000.00	1,023.85	0.95
Class IB
Actual	1,000.00	1,000.00	0.94
Hypothetical (5% average return before expenses)	1,000.00	1,023.85	0.95

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.19% and 0.19%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Certificates of Deposit (8.7%)
Bank of Montreal/Illinois
0.18%, 9/27/11	$25,000,000	$25,000,000
Canadian Imperial Bank of Commerce/New York
0.22%, 7/5/11	25,000,000	25,000,000
Citibank N.A.
0.18%, 8/25/11	25,000,000	25,000,000
Credit Agricole CIB/New York
0.23%, 8/2/11	25,000,000	25,000,000
Toronto-Dominion Bank/New York
0.17%, 9/2/11	25,000,000	25,000,000

Total Certificates of Deposit		125,000,000

Commercial Paper (42.9%)
Amsterdam Funding Corp.
0.19%, 8/23/11 (n)(p)	25,000,000	24,993,007
Argento Variable Funding Co. LLC
0.25%, 7/19/11 (p)§	3,500,000	3,499,545
Bank of Nova Scotia/New York
0.00%, 7/1/11 (p)	60,000,000	60,000,000
Barclays US Funding LLC
0.21%, 7/21/11 (p)	25,000,000	24,996,944
Commonwealth Bank of Australia
0.17%, 8/25/11 (n)(p)	25,000,000	24,993,507
Danske Corp.
0.19%, 7/14/11 (n)(p)	25,000,000	24,998,195
DnB NOR Bank ASA
0.18%, 7/6/11 (n)(p)	25,000,000	24,999,271
Falcon Asset Securitization Co. LLC
0.17%, 8/9/11 (n)(p)	25,000,000	24,995,396
General Electric Capital Corp.
0.00%, 7/1/11 (p)	60,000,000	60,000,000
Govco LLC
0.21%, 7/28/11 (n)(p)	25,000,000	24,995,875
HSBC USA, Inc.
0.00%, 7/1/11 (p)	60,000,000	60,000,000
ING US Funding LLC
0.18%, 9/1/11 (p)	25,000,000	24,992,035
Mont Blanc Capital Corp.
0.19%, 9/7/11 (n)(p)	25,000,000	24,991,028
Nieuw Amsterdam Receivables Corp.
0.19%, 9/1/11 (n)(p)	25,000,000	24,991,819
Nordea North America, Inc.
0.19%, 7/28/11 (p)	25,000,000	24,996,250
NRW.BANK
0.18%, 9/20/11 (n)(p)	25,000,000	24,989,875
Sheffield Receivables Corp.
0.17%, 8/12/11 (n)(p)	25,000,000	24,995,042
Straight-A Funding LLC
0.16%, 7/5/11 (p)	25,000,000	24,999,444
Thunder Bay Funding LLC
0.19%, 8/1/11 (n)(p)	25,000,000	24,995,694
UBS Finance Delaware LLC
0.00%, 7/1/11 (p)	60,000,000	60,000,000

Total Commercial Paper		618,422,927

	Principal Amount	Value (Note 1)

Government Securities (33.7%)
Federal Home Loan Mortgage Corp.
0.15%, 9/6/11(o)(p)	$100,000,000	$99,971,153
Federal National Mortgage Association
0.10%, 8/3/11 (o)(p)	35,000,000	34,996,792
0.11%, 8/22/11 (o)(p)	100,000,000	99,984,110
U.S. Treasury Bills
0.16%, 8/11/11 (p)	150,000,000	149,972,666
0.00%, 8/25/11 (p)	100,000,000	99,999,236

Total Government Securities		484,923,957

Time Deposits (15.0%)
Branch Banking & Trust
0.00%, 7/1/11	36,000,000	36,000,000
Commerzbank AG
0.01%, 7/1/11	60,000,000	60,000,000
JPMorgan Chase Nassau
0.000%, 7/1/11	362,380	362,380
KBC Bank N.V.
0.01%, 7/1/11	60,000,000	60,000,000
Northern Trust Corp.
0.01%, 7/1/11	60,000,000	60,000,000

Total Time Deposits		216,362,380

Total Investments (100.3%) (Amortized Cost $1,444,709,264)		1,444,709,264
Other Assets Less Liabilities (-0.3%)		(3,862,010)

Net Assets (100%)		$1,440,847,254

Federal Income Tax Cost of Investments		$1,444,709,264

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $3,499,545 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2011.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,444,709,264	$—	$1,444,709,264

Total Assets	$—	$1,444,709,264	$—	$1,444,709,264

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,444,709,264	$—	$1,444,709,264

The Portfolio had no derivatives contracts during the six months ended June 30, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,444,709,264)	$1,444,709,264
Cash	765,734
Receivable from Separate Accounts for Trust shares sold	7,864,868
Dividends, interest and other receivables	31,592
Other assets	14,152

Total assets	1,453,385,610

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	12,017,791
Administrative fees payable	125,226
Investment management fees payable	26,585
Trustees’ fees payable	777
Accrued expenses	367,977

Total liabilities	12,538,356

NET ASSETS	$1,440,847,254

Net assets were comprised of:
Paid in capital	$1,440,696,916
Accumulated undistributed net investment income (loss)	19,941
Accumulated undistributed net realized gain (loss) on investments	130,397

Net assets	$1,440,847,254

Class IA
Net asset value, offering and redemption price per share, $551,366,203 / 551,024,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $889,481,051 / 889,386,673 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest	$1,369,982

EXPENSES
Investment management fees	2,485,365
Distribution fees - Class IB	1,126,857
Administrative fees	764,775
Printing and mailing expenses	58,514
Custodian fees	22,315
Professional fees	21,892
Trustees’ fees	17,301
Miscellaneous	20,421

Gross expenses	4,517,440
Less: Waiver from investment advisor	(2,020,601)
Waiver from distributor	(1,126,857)

Net expenses	1,369,982

NET INVESTMENT INCOME (LOSS)	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$—	$567,644
Net realized gain (loss) on investments	—	130,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	698,486

DIVIDENDS:
Dividends from net investment income
Class IA	—	(539,491)
Class IB	—	(15,216)

TOTAL DIVIDENDS	—	(554,707)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 174,980,518 and 346,936,482 shares, respectively ]	175,088,925	347,137,894
Capital shares issued in reinvestment of dividends [ 0 and 539,491 shares, respectively ]	—	539,491
Capital shares repurchased [ (233,442,825) and (414,071,685) shares, respectively ]	(233,587,452)	(414,310,467)

Total Class IA transactions	(58,498,527)	(66,633,082)

Class IB
Capital shares sold [ 507,462,218 and 724,871,216 shares, respectively ]	507,516,069	724,924,589
Capital shares issued in reinvestment of dividends [ 0 and 15,216 shares, respectively ]	—	15,216
Capital shares repurchased [ (591,911,968) and (1,071,843,169) shares, respectively ]	(591,974,781)	(1,071,918,600)

Total Class IB transactions	(84,458,712)	(346,978,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(142,957,239)	(413,611,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(142,957,239)	(413,468,098)
NET ASSETS:
Beginning of period	1,583,804,493	1,997,272,591

End of period (a)	$1,440,847,254	$1,583,804,493

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,941	$19,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from investment operations:
Net investment income (loss)	— (e)	0.001 (e)	0.002 (e)	0.020 (e)	0.048 (e)	0.046 (e)
Net realized and unrealized gains (losses) on investments	—	— #	— #	0.003	— #	— #

Total from investment operations	—	0.001	0.002	0.023	0.048	0.046

Less distributions:
Dividends from net investment income	—	(0.001)	(0.002)	(0.023)	(0.048)	(0.046)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return (b)	0.00%	0.08%	0.25%	2.36%	4.97%	4 .72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$551,366	$609,865	$676,438	$2,037,507	$869,405	$831,695
Ratio of expenses to average net assets:
After waivers (a)	0.19%	0.14%	0.07%	0.47%	0.45%	0.44%
Before waivers (a)	0.46%	0.46%	0.47%	0.47%	0.45%	0.44%
Ratio of net investment income to average net assets:
After waivers (a)	—%	0.09%	0.24%	2.03%	4.83%	4.65%
Before waivers (a)	(0.27)%	(0.23)%	(0.15)%	2.03%	4.83%	4.65%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010		2009		2008		2007	2006
Net asset value, beginning of period	$1.000	$1.000		$1.000		$1.000		$1.000	$1.000

Income (loss) from investment operations:
Net investment income (loss)	— (e)	—	#(e)	—	#(e)	0.019	(e)	0.046 (e)	0.044 (e)
Net realized and unrealized gains (losses) on investments	—	—	#	—	#	0.002		— #	— #

Total from investment operations	—	—	#	—	#	0.021		0.046	0.044

Less distributions:
Dividends from net investment income	—	—	#	—		(0.021)		(0.046)	(0.044)

Net asset value, end of period	$1.000	$1.000		$1.000		$1.000		$1.000	$1.000

Total return (b)	0.00%	0.00%		0.01%		2.13%		4.71%	4.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$889,481	$973,940		$1,320,835		$1,928,723		$1,199,272	$918,153
Ratio of expenses to average net assets:
After waivers (a)	0.19%	0.23%		0.32%		0.72	%(c)	0.70%	0.69%
Before waivers (a)	0.71%	0.71%		0.72%		0.72	%(c)	0.70%	0.69%
Ratio of net investment income to average net assets:
After waivers (a)	—%	—	%‡‡	(0.01)%		1.95%		4.57%	4.42%
Before waivers (a)	(0.52)%	(0.48)%		(0.41)%		1.95%		4.57%	4.42%

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Consumer Staples	21.5%
Information Technology	20.8
Consumer Discretionary	17.1
Energy	13.6
Health Care	13.0
Industrials	10.1
Financials	1.9
Cash and Other	2.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,047.50	$4.52
Hypothetical (5% average return before expenses)	1,000.00	1,020.38	4.46
Class IB
Actual	1,000.00	1,047.40	5.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.19	5.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.89% and 1.14%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.1%)
Hotels, Restaurants & Leisure (4.3%)
McDonald’s Corp.	185,708	$15,658,898

Media (3.9%)
Omnicom Group, Inc.	134,400	6,472,704
Walt Disney Co.	199,600	7,792,384

		14,265,088

Specialty Retail (4.6%)
Bed Bath & Beyond, Inc.*	129,800	7,576,426
TJX Cos., Inc.	171,500	9,008,895

		16,585,321

Textiles, Apparel & Luxury Goods (4.3%)
Coach, Inc.	74,600	4,769,178
NIKE, Inc., Class B	120,500	10,842,590

		15,611,768

Total Consumer Discretionary		62,121,075

Consumer Staples (21.5%)
Beverages (8.6%)
Coca-Cola Co.	236,900	15,941,001
PepsiCo, Inc.	217,140	15,293,170

		31,234,171

Food & Staples Retailing (4.7%)
Costco Wholesale Corp.	100,800	8,188,992
Walgreen Co.	207,600	8,814,696

		17,003,688

Food Products (3.0%)
Kraft Foods, Inc., Class A	309,900	10,917,777

Household Products (5.2%)
Colgate-Palmolive Co.	63,353	5,537,686
Procter & Gamble Co.	209,696	13,330,375

		18,868,061

Total Consumer Staples		78,023,697

Energy (13.6%)
Energy Equipment & Services (7.7%)
Cameron International Corp.*	95,200	4,787,608
Halliburton Co.	216,900	11,061,900
Schlumberger Ltd.	137,652	11,893,133

		27,742,641

Oil, Gas & Consumable Fuels (5.9%)
Apache Corp.	67,200	8,291,808
Occidental Petroleum Corp.	127,500	13,265,100

		21,556,908

Total Energy		49,299,549

Financials (1.9%)
Diversified Financial Services (1.9%)
JPMorgan Chase & Co.	169,400	6,935,236

Total Financials		6,935,236

	Number of Shares	Value (Note 1)

Health Care (13.0%)
Health Care Equipment & Supplies (3.6%)
Stryker Corp.	220,900	$12,964,621

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	94,100	3,895,740
Medco Health Solutions, Inc.*	94,600	5,346,792

		9,242,532

Pharmaceuticals (6.9%)
Abbott Laboratories, Inc.	217,050	11,421,171
Allergan, Inc.	161,200	13,419,900

		24,841,071

Total Health Care		47,048,224

Industrials (10.1%)
Air Freight & Logistics (3.5%)
United Parcel Service, Inc., Class B	172,600	12,587,718

Construction & Engineering (2.8%)
Fluor Corp.	158,000	10,216,280

Electrical Equipment (1.8%)
Emerson Electric Co.	120,300	6,766,875

Industrial Conglomerates (2.0%)
General Electric Co.	379,200	7,151,712

Total Industrials		36,722,585

Information Technology (20.8%)
Communications Equipment (4.6%)
QUALCOMM, Inc.	294,900	16,747,371

Computers & Peripherals (4.9%)
Apple, Inc.*	53,300	17,891,211

Internet Software & Services (3.6%)
Google, Inc., Class A*	25,560	12,943,073

IT Services (3.8%)
Accenture plc, Class A	224,600	13,570,332

Software (3.9%)
Oracle Corp.	426,100	14,022,951

Total Information Technology		75,174,938

Total Common Stocks (98.0%) (Cost $289,592,258)		355,325,304

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $6,880,813)	$6,880,813	6,880,813

Total Investments (99.9%) (Cost $296,473,071)		362,206,117
Other Assets Less Liabilities (0.1%)		234,440

Net Assets (100%)		$362,440,557

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$62,121,075	$—	$—	$62,121,075
Consumer Staples	78,023,697	—	—	78,023,697
Energy	49,299,549	—	—	49,299,549
Financials	6,935,236	—	—	6,935,236
Health Care	47,048,224	—	—	47,048,224
Industrials	36,722,585	—	—	36,722,585
Information Technology	75,174,938	—	—	75,174,938
Short-Term Investments	—	6,880,813	—	6,880,813

Total Assets	$355,325,304	$6,880,813	$—	$362,206,117

Total Liabilities	$—	$—	$—	$—

Total	$355,325,304	$6,880,813	$—	$362,206,117

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$105,455,039
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$136,387,315

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,976,490
Aggregate gross unrealized depreciation	(1,594,867)

Net unrealized appreciation	$62,381,623

Federal income tax cost of investments	$299,824,494

For the six months ended June 30, 2011, the Portfolio incurred approximately $6,104 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $40,182,553 of which $10,247,355 expires in the year 2011, $340,608 expires in the year 2012 and $29,594,590 expires in the year 2017.

Included in the capital loss carryforward amounts are $340,608 of losses acquired from the EQ/Enterprise Multi-Cap Growth Portfolio, as a result of tax-free reorganizations during the years ended 2003 and 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $296,473,071)	$362,206,117
Receivable for securities sold	1,506,611
Dividends, interest and other receivables	505,451
Receivable from Separate Accounts for Trust shares sold	188,587
Other assets	3,613

Total assets	364,410,379

LIABILITIES
Payable for securities purchased	1,205,304
Payable to Separate Accounts for Trust shares redeemed	400,272
Investment management fees payable	218,328
Distribution fees payable - Class IB	68,070
Administrative fees payable	32,100
Accrued expenses	45,748

Total liabilities	1,969,822

NET ASSETS	$362,440,557

Net assets were comprised of:
Paid in capital	325,771,632
Accumulated undistributed net investment income (loss)	888,820
Accumulated undistributed net realized gain (loss) on investments	(29,952,941)
Unrealized appreciation (depreciation) on investments	65,733,046

Net assets	$362,440,557

Class IA
Net asset value, offering and redemption price per share, $23,566,634 / 3,683,163 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.40

Class IB
Net asset value, offering and redemption price per share, $338,873,923 / 52,893,116 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$2,877,678

EXPENSES
Investment management fees	1,377,620
Distribution fees - Class IB	430,628
Administrative fees	201,805
Printing and mailing expenses	14,616
Professional fees	13,629
Custodian fees	11,953
Trustees’ fees	4,241
Miscellaneous	3,078

Gross expenses	2,057,570
Less: Fees paid indirectly	(56,974)

Net expenses	2,000,596

NET INVESTMENT INCOME (LOSS)	877,082

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	13,581,035
Net change in unrealized appreciation (depreciation) on securities	2,522,470

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,103,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,980,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$877,082	$2,066,503
Net realized gain (loss) on investments	13,581,035	2,225,940
Net change in unrealized appreciation (depreciation) on investments	2,522,470	24,199,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,980,587	28,491,483

DIVIDENDS:
Dividends from net investment income
Class IA	—	(175,084)
Class IB	—	(1,892,842)

TOTAL DIVIDENDS	—	(2,067,926)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 592,443 and 2,620,805 shares, respectively ]	3,742,074	14,756,591
Capital shares issued in reinvestment of dividends [ 0 and 28,820 shares, respectively ]	—	175,084
Capital shares repurchased [ (583,064) and (832,068) shares, respectively ]	(3,679,575)	(4,758,541)

Total Class IA transactions	62,499	10,173,134

Class IB
Capital shares sold [ 2,244,525 and 8,388,076 shares, respectively ]	14,179,703	47,559,416
Capital shares issued in reinvestment of dividends [ 0 and 310,898 shares, respectively ]	—	1,892,842
Capital shares repurchased [ (6,983,792) and (14,456,397) shares, respectively ]	(44,085,307)	(81,857,280)

Total Class IB transactions	(29,905,604)	(32,405,022)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,843,105)	(22,231,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,862,518)	4,191,669
NET ASSETS:
Beginning of period	375,303,075	371,111,406

End of period (a)	$362,440,557	$375,303,075

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$888,820	$11,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.11	$5.67	$4.39	$6.56	$5.44	$5.05

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.05 (e)	0.03 (e)	0.02 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	0.27	0.44	1.28	(2.17)	1.12	0.39

Total from investment operations	0.29	0.49	1.31	(2.15)	1.15	0.41

Less distributions:
Dividends from net investment income	—	(0.05)	(0.03)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$6.40	$6.11	$5.67	$4.39	$6.56	$5.44

Total return (b)	4.75%	8.61%	29.94%	(32.74)%	21.13%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,567	$22,437	$10,532	$5,898	$15,661	$10,045
Ratio of expenses to average net assets:
After waivers (a)	0.89%	0.89%	0.91%	0.90%	0.90%	0.88%
After waivers and fees paid indirectly (a)	0.85%	0.86%	0.88%	0.88%	0.88%	0.86%
Before waivers and fees paid indirectly (a)	0.89%	0.89%	0.91%	0.90%	0.90%	0.88%
Ratio of net investment income to average net assets:
After waivers (a)	0.69%	0.83%	0.60%	0.36%	0.47%	0.42%
After waivers and fees paid indirectly (a)	0.72%	0.86%	0.63%	0.38%	0.48%	0.43%
Before waivers and fees paid indirectly (a)	0.69%	0.83%	0.60%	0.36%	0.47%	0.42%
Portfolio turnover rate	29%	55%	41%	52%	71%	66%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010	2009	2008		2007	2006
Net asset value, beginning of period	$6.12		$5.69	$4.40	$6.57		$5.45	$5.06

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.03 (e)	0.02 (e)	0.01	(e)	0.01 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments	0.28		0.43	1.29	(2.17)		1.12	0.39

Total from investment operations	0.29		0.46	1.31	(2.16)		1.13	0.40

Less distributions:
Dividends from net investment income	—		(0.03)	(0.02)	(0.01)		(0.01)	(0.01)

Net asset value, end of period	$6.41		$6.12	$5.69	$4.40		$6.57	$5.45

Total return (b)	4.74%		8.14%	29.77%	(32.86)%		20.77%	7.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,874		$352,867	$360,580	$295,780		$345,467	$274,068
Ratio of expenses to average net assets:
After waivers (a)	1.14	%(c)	1.14%	1.16%	1.15	%(c)	1.15%	1.13%
After waivers and fees paid indirectly (a)	1.10%		1.11%	1.13%	1.13%		1.13%	1.11%
Before waivers and fees paid indirectly (a)	1.14	%(c)	1.14%	1.16%	1.15	%(c)	1.15%	1.13%
Ratio of net investment income to average net assets:
After waivers (a)	0.43%		0.53%	0.36%	0.17%		0.21%	0.17%
After waivers and fees paid indirectly (a)	0.46%		0.56%	0.39%	0.20%		0.22%	0.18%
Before waivers and fees paid indirectly (a)	0.43%		0.53%	0.36%	0.17%		0.21%	0.17%
Portfolio turnover rate	29%		55%	41%	52%		71%	66%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	26.2%
Industrials	19.3
Consumer Discretionary	16.4
Health Care	12.2
Materials	7.8
Financials	6.7
Energy	3.4
Consumer Staples	3.1
Telecommunication Services	1.0
Cash and Other	3.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,111.20	$4.34
Hypothetical (5% average return before expenses)	1,000.00	1,020.68	4.16
Class IB
Actual	1,000.00	1,109.60	5.65
Hypothetical (5% average return before expenses)	1,000.00	1,019.44	5.41

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.83% and 1.08%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.3%)
Better Place*†(b)	1,171,377	$2,987,011

Diversified Consumer Services (1.0%)
New Oriental Education & Technology Group, Inc. (ADR)*	98,102	10,959,956

Hotels, Restaurants & Leisure (5.4%)
Chipotle Mexican Grill, Inc.*	61,074	18,822,396
Ctrip.com International Ltd. (ADR)*	547,488	23,585,783
Wynn Resorts Ltd.	113,441	16,283,321

		58,691,500

Internet & Catalog Retail (3.1%)
Netflix, Inc.*	128,977	33,880,968

Media (2.9%)
Morningstar, Inc.	231,823	14,090,202
Naspers Ltd., Class N	314,002	17,770,821

		31,861,023

Multiline Retail (1.6%)
Dollar Tree, Inc.*	257,302	17,141,459

Textiles, Apparel & Luxury Goods (1.7%)
Lululemon Athletica, Inc.*	169,887	18,996,764

Total Consumer Discretionary		174,518,681

Consumer Staples (3.1%)
Food Products (2.1%)
Mead Johnson Nutrition Co.	343,211	23,183,903

Personal Products (1.0%)
Natura Cosmeticos S.A.	441,637	11,070,285

Total Consumer Staples		34,254,188

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Range Resources Corp.	307,831	17,084,620
Ultra Petroleum Corp.*	447,792	20,508,874

Total Energy		37,593,494

Financials (6.7%)
Capital Markets (0.8%)
Greenhill & Co., Inc.	161,357	8,684,234

Diversified Financial Services (5.9%)
IntercontinentalExchange, Inc.*	109,056	13,600,374
Leucadia National Corp.	508,309	17,333,337
Moody’s Corp.	137,939	5,289,961
MSCI, Inc., Class A*	748,161	28,190,706

		64,414,378

Total Financials		73,098,612

Health Care (12.2%)
Biotechnology (0.8%)
Ironwood Pharmaceuticals, Inc.*	521,077	8,191,330

Health Care Equipment & Supplies (5.5%)
Gen-Probe, Inc.*	260,276	17,998,086
IDEXX Laboratories, Inc.*	170,998	13,262,605
Intuitive Surgical, Inc.*	76,147	28,335,060

		59,595,751

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (4.4%)
Illumina, Inc.*	441,903	$33,209,010
Techne Corp.	177,696	14,814,516

		48,023,526

Pharmaceuticals (1.5%)
Valeant Pharmaceuticals International, Inc.	325,872	16,932,309

Total Health Care		132,742,916

Industrials (19.3%)
Air Freight & Logistics (3.3%)
C.H. Robinson Worldwide, Inc.	176,856	13,943,327
Expeditors International of Washington, Inc.	437,537	22,397,519

		36,340,846

Commercial Services & Supplies (6.0%)
Covanta Holding Corp.	685,779	11,308,496
Edenred	1,272,142	38,793,214
Stericycle, Inc.*	173,180	15,433,801

		65,535,511

Machinery (1.6%)
Schindler Holding AG	142,496	17,322,292

Professional Services (6.3%)
IHS, Inc., Class A*	175,160	14,611,847
Intertek Group plc	604,898	19,155,282
Qualicorp S.A.*	1,465,164	13,969,590
Verisk Analytics, Inc., Class A*	614,821	21,285,103

		69,021,822

Trading Companies & Distributors (2.1%)
Fastenal Co.	623,687	22,446,495

Total Industrials		210,666,966

Information Technology (25.5%)
Communications Equipment (3.6%)
Motorola Solutions, Inc.*	853,649	39,302,000

Internet Software & Services (7.4%)
Akamai Technologies, Inc.*	493,617	15,534,127
Alibaba.com Ltd.	4,732,500	7,574,614
LinkedIn Corp., Class A*	142,549	12,842,240
Renren, Inc. (ADR)*	610,284	5,401,013
Yandex N.V., Class A*	780,253	27,706,784
Youku.com, Inc. (ADR)*	320,647	11,014,225

		80,073,003

IT Services (1.4%)
Gartner, Inc.*	386,682	15,579,418

Semiconductors & Semiconductor Equipment (2.5%)
ARM Holdings plc (ADR)	583,779	16,596,837
First Solar, Inc.*	57,838	7,650,232
NVIDIA Corp.*	207,504	3,306,576

		27,553,645

Software (10.6%)
Autodesk, Inc.*	304,833	11,766,554
Citrix Systems, Inc.*	117,779	9,422,320
FactSet Research Systems, Inc.	154,573	15,815,909
Red Hat, Inc.*	476,786	21,884,477
Rovi Corp.*	166,356	9,542,180

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Salesforce.com, Inc.*	157,179	$23,416,528
Solera Holdings, Inc.	407,107	24,084,450

		115,932,418

Total Information Technology		278,440,484

Materials (7.8%)
Chemicals (4.0%)
Intrepid Potash, Inc.*	468,667	15,231,678
Nalco Holding Co.	434,281	12,077,355
Rockwood Holdings, Inc.*	309,208	17,096,110

		44,405,143

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	133,558	10,680,633

Metals & Mining (2.8%)
Lynas Corp., Ltd.*†(b)	3,494,971	6,627,403
Molycorp, Inc.*	391,382	23,897,785

		30,525,188

Total Materials		85,610,964

Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
Millicom International Cellular S.A. (SDR)	104,578	10,911,105

Total Telecommunication Services		10,911,105

Total Common Stocks (95.0%) (Cost $806,678,309)		1,037,837,410

	Number of Shares	Value (Note 1)

PREFERRED STOCKS:
Consumer Discretionary (0.4%)
Media (0.4%)
Zynga, Inc. 0.000%*†(b)	359,560	$4,287,662

Total Consumer Discretionary		4,287,662

Information Technology (0.7%)
Internet Software & Services (0.7%)
Groupon, Inc. 0.000%*†(b)	146,549	7,972,266

Total Information Technology		7,972,266

Total Preferred Stocks (1.1%)
(Cost $9,673,791)		12,259,928

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.6%)
JPMorgan Chase Nassau
0.000%, 7/1/11
(Cost $39,753,523)	$39,753,523	39,753,523

Total Investments (99.7%) (Cost $856,105,623)		1,089,850,861
Other Assets Less Liabilities (0.3%)		3,225,659

Net Assets (100%)		$1,093,076,520

*	Non-income producing.
†	Securities (totalling $21,874,342 or 2.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
SDR	— Swedish Certification

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$153,760,849	$17,770,821	$2,987,011	$174,518,681
Consumer Staples	34,254,188	—	—	34,254,188
Energy	37,593,494	—	—	37,593,494
Financials	73,098,612	—	—	73,098,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$132,742,916	$—	$—	$132,742,916
Industrials	135,396,178	75,270,788	—	210,666,966
Information Technology	270,865,870	7,574,614	—	278,440,484
Materials	78,983,561	—	6,627,403	85,610,964
Telecommunication Services	—	10,911,105	—	10,911,105
Preferred Stocks
Consumer Discretionary	—	—	4,287,662	4,287,662
Information Technology	—	—	7,972,266	7,972,266
Short-Term Investments	—	39,753,523	—	39,753,523

Total Assets	$916,695,668	$151,280,851	$21,874,342	$1,089,850,861

Total Liabilities	$—	$—	$—	$—

Total	$916,695,668	$151,280,851	$21,874,342	$1,089,850,861

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Consumer Discretionary	Investments in Securities-Information Technology	Investments in Securities-Materials

Balance as of 12/31/10	$2,987,011	$3,935,060	$—
Total gains or losses (realized/unrealized) included in earnings	(756,646)	4,037,206	(764,840)
Purchases	5,044,308	—	138,241
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	7,254,002
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$7,274,673	$7,972,266	$6,627,403

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$(756,646)	$4,037,205	$(764,840)

The Portfolio had no derivative contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$196,912,073
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$147,909,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,587,501
Aggregate gross unrealized depreciation	(33,211,400)

Net unrealized appreciation	$231,376,101

Federal income tax cost of investments	$858,474,760

For the six months ended June 30, 2011, the Portfolio incurred approximately $3,206 as brokerage commissions with Exane S.A. $902 with Morgan Stanely & Co., Inc., $328 with BIDS, and $3,831 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $856,105,623)	$1,089,850,861
Cash	200,142
Receivable for securities sold	28,873,877
Receivable from Separate Accounts for Trust shares sold	2,491,315
Dividends, interest and other receivables	446,619
Other assets	7,828

Total assets	1,121,870,642

LIABILITIES
Foreign currency overdraft payable	194,622
Payable for securities purchased	26,946,276
Payable to Separate Accounts for Trust shares redeemed	704,220
Investment management fees payable	602,464
Distribution fees payable - Class IB	188,779
Administrative fees payable	90,383
Trustees’ fees payable	191
Accrued expenses	67,187

Total liabilities	28,794,122

NET ASSETS	$1,093,076,520

Net assets were comprised of:
Paid in capital	816,013,309
Accumulated undistributed net investment income (loss)	(1,838,539)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	45,177,024
Unrealized appreciation (depreciation) on investments and foreign currency translations	233,724,726

Net assets	$1,093,076,520

Class IA
Net asset value, offering and redemption price per share, $137,416,950 / 7,161,184 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.19

Class IB
Net asset value, offering and redemption price per share, $955,659,570 / 50,203,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $229,696 foreign withholding tax)	$3,435,729

EXPENSES
Investment management fees	3,581,278
Distribution fees - Class IB	1,121,168
Administrative fees	537,017
Printing and mailing expenses	40,516
Custodian fees	33,725
Professional fees	21,225
Trustees’ fees	11,298
Miscellaneous	16,798

Gross expenses	5,363,025
Less: Fees paid indirectly	(41,600)

Net expenses	5,321,425

NET INVESTMENT INCOME (LOSS)	(1,885,696)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	48,027,578
Foreign currency transactions	737

Net realized gain (loss)	48,028,315

Change in unrealized appreciation (depreciation) on:
Securities	59,312,697
Foreign currency translations	(20,189)

Net change in unrealized appreciation (depreciation)	59,292,508

NET REALIZED AND UNREALIZED GAIN (LOSS)	107,320,823

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,435,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,885,696)	$849,015
Net realized gain (loss) on investments and foreign currency transactions	48,028,315	38,099,526
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	59,292,508	168,907,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	105,435,127	207,855,751

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(395,381)
Class IB	—	(710,538)

	—	(1,105,919)

Distributions from net realized capital gains
Class IA	—	(82,770)
Class IB	—	(573,167)

	—	(655,937)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,761,856)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,226,409 and 2,378,981 shares, respectively ]	22,501,306	35,683,594
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,811 shares, respectively ]	—	478,151
Capital shares repurchased [ (963,319) and (1,582,901) shares, respectively ]	(17,729,870)	(22,972,789)

Total Class IA transactions	4,771,436	13,188,956

Class IB
Capital shares sold [ 7,502,765 and 16,300,720 shares, respectively ]	136,637,244	241,750,525
Capital shares issued in reinvestment of dividends and distributions [ 0 and 75,165 shares, respectively ]	—	1,283,705
Capital shares repurchased [ (5,289,566) and (8,539,505) shares, respectively ]	(96,214,135)	(120,928,157)

Total Class IB transactions	40,423,109	122,106,073

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	45,194,545	135,295,029

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,629,672	341,388,924
NET ASSETS:
Beginning of period	942,446,848	601,057,924

End of period (a)	$1,093,076,520	$942,446,848

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,838,539)	$47,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IA			2010	2009	2008	2007	2006
Net asset value, beginning of period	$17.27		$13.08	$8.31	$15.73	$13.58	$12.51

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.05 (e)	0.01 (e)	0.03 (e)	0.17 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.93		4.21	4.76	(7.45)	2.88	1.14

Total from investment operations	1.92		4.26	4.77	(7.42)	3.05	1.19

Less distributions:
Dividends from net investment income	—		(0.06)	—	—	(0.08)	(0.05)
Distributions from net realized gains	—		(0.01)	—	—	(0.82)	(0.07)

Total dividends and distributions	—		(0.07)	—	—	(0.90)	(0.12)

Net asset value, end of period	$19.19		$17.27	$13.08	$8.31	$15.73	$13.58

Total return (b)	11.12%		32.57%	57.40%	(47.17)%	22.74%	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,417		$119,147	$79,442	$44,837	$62,728	$137
Ratio of expenses to average net assets:
After waivers (a)	0.83%		0.83%	0.85%	0.81%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.82%		0.81%	0.83%	0.79%	0.79%	0.76%
Before waivers and fees paid indirectly (a)	0.83%		0.83%	0.87%	0.87%	0.85%	0.90%
Ratio of net investment income to average net assets:
After waivers (a)	(0.16)%		0.32%	0.08%	0.21%	1.07%	0.38%
After waivers and fees paid indirectly (a)	(0.15)%		0.34%	0.10%	0.22%	1.07%	0.41%
Before waivers and fees paid indirectly (a)	(0.16)%		0.32%	0.06%	0.15%	1.01%	0.27%
Portfolio turnover rate	15%		34%	33%	28%	55%	64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010	2009		2008		2007		2006
Net asset value, beginning of period	$17.16		$12.99	$8.27		$15.70		$13.56		$12.48

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	0.01 (e)	(0.02	)(e)	(0.01	)(e)	0.06	(e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.92		4.19	4.74		(7.42)		2.93		1.15

Total from investment operations	1.88		4.20	4.72		(7.43)		2.99		1.16

Less distributions:
Dividends from net investment income	—		(0.02)	—		—		(0.03)		(0.01)
Distributions from net realized gains	—		(0.01)	—		—		(0.82)		(0.07)

Total dividends and distributions	—		(0.03)	—		—		(0.85)		(0.08)

Net asset value, end of period	$19.04		$17.16	$12.99		$8.27		$15.70		$13.56

Total return (b)	10.96%		32.31%	57.07%		(47.32)%		22.38%		9.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$955,660		$823,300	$521,616		$255,766		$378,803		$139,188
Ratio of expenses to average net assets:
After waivers (a)	1.08%		1.08%	1.10%		1.06%		1.05%		1.05%
After waivers and fees paid indirectly (a)	1.07%		1.06%	1.08%		1.04%		1.04	%(c)	1.01%
Before waivers and fees paid indirectly (a)	1.08%		1.08%	1.12%		1.12%		1.10	%(c)	1.15%
Ratio of net investment income to average net assets:
After waivers (a)	(0.41)%		0.06%	(0.17)%		(0.06)%		0.39%		0.06%
After waivers and fees paid indirectly (a)	(0.40)%		0.09%	(0.15)%		(0.05)%		0.41%		0.10%
Before waivers and fees paid indirectly (a)	(0.41)%		0.06%	(0.19)%		(0.12)%		0.33%		(0.04)%
Portfolio turnover rate	15%		34%	33%		28%		55%		64%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Consumer Staples	14.0%
Financials	13.4
Health Care	10.2
Information Technology	9.7
Consumer Discretionary	7.8
Energy	7.5
Industrials	5.9
Utilities	3.6
Materials	3.5
Telecommunication Services	2.4
Cash and Other	22.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,057.80	$4.54
Hypothetical (5% average return before expenses)	1,000.00	1,020.38	4.46
Class IB
Actual	1,000.00	1,058.00	5.82
Hypothetical (5% average return before expenses)	1,000.00	1,019.14	5.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.89% and 1.14%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,914	$82,408
International Automotive Components Group North America LLC*†	100,516	86,085
Johnson Controls, Inc.	13,699	570,700

		739,193

Automobiles (0.8%)
Daimler AG (Registered)	34,729	2,613,736
Ford Motor Co.*	77,286	1,065,774
General Motors Co.*	78,938	2,396,558
Harley-Davidson, Inc.	4,763	195,140

		6,271,208

Distributors (0.0%)
Genuine Parts Co.	3,184	173,210

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	2,490	108,763
DeVry, Inc.	1,276	75,450
H&R Block, Inc.	6,222	99,801

		284,014

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	8,690	327,005
Chipotle Mexican Grill, Inc.*	629	193,852
Darden Restaurants, Inc.	2,824	140,522
GHCP Harrah’s Investment LP*†	173,925	—
International Game Technology	6,043	106,236
Marriott International, Inc., Class A	5,879	208,646
McDonald’s Corp.	21,101	1,779,236
Starbucks Corp.	15,373	607,080
Starwood Hotels & Resorts Worldwide, Inc.	3,887	217,827
Thomas Cook Group plc	107,235	228,916
Wyndham Worldwide Corp.	3,603	121,241
Wynn Resorts Ltd.	1,513	217,176
Yum! Brands, Inc.	9,435	521,189

		4,668,926

Household Durables (0.1%)
D.R. Horton, Inc.	5,683	65,468
Fortune Brands, Inc.	3,073	195,965
Harman International Industries, Inc.	1,403	63,935
Leggett & Platt, Inc.	2,953	71,994
Lennar Corp., Class A	3,250	58,988
Newell Rubbermaid, Inc.	5,877	92,739
Pulte Group, Inc.*	6,799	52,080
Whirlpool Corp.	1,538	125,070

		726,239

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	7,261	1,484,802
Expedia, Inc.	4,000	115,960
Netflix, Inc.*	875	229,853
priceline.com, Inc.*	1,016	520,121

		2,350,736

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.4%)
Hasbro, Inc.	2,807	$123,312
Mattel, Inc.	101,647	2,794,276

		2,917,588

Media (4.0%)
British Sky Broadcasting Group plc	246,899	3,353,292
Cablevision Systems Corp. - New York Group, Class A	4,704	170,332
CBS Corp., Class B	13,599	387,435
Comcast Corp., Class A	56,155	1,422,968
DIRECTV, Class A*	15,573	791,420
Discovery Communications, Inc., Class A*	5,740	235,110
Gannett Co., Inc.	4,821	69,037
Interpublic Group of Cos., Inc.	9,859	123,237
McGraw-Hill Cos., Inc.	6,234	261,267
News Corp., Class A	322,800	5,713,560
Omnicom Group, Inc.	5,745	276,679
Scripps Networks Interactive, Inc., Class A	1,811	88,522
Time Warner Cable, Inc.	61,009	4,761,142
Time Warner, Inc.	138,316	5,030,553
Viacom, Inc., Class B	67,474	3,441,174
Virgin Media, Inc.	74,964	2,243,673
Walt Disney Co.	38,409	1,499,487
Washington Post Co., Class B	107	44,828

		29,913,716

Multiline Retail (0.2%)
Big Lots, Inc.*	1,524	50,521
Family Dollar Stores, Inc.	2,408	126,564
J.C. Penney Co., Inc.	4,325	149,386
Kohl’s Corp.	5,702	285,157
Macy’s, Inc.	8,666	253,394
Nordstrom, Inc.	3,395	159,361
Sears Holdings Corp.*	893	63,796
Target Corp.	13,978	655,708

		1,743,887

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A	1,765	118,114
AutoNation, Inc.*	1,270	46,495
AutoZone, Inc.*	513	151,258
Bed Bath & Beyond, Inc.*	4,962	289,632
Best Buy Co., Inc.	6,663	209,285
CarMax, Inc.*	4,492	148,550
GameStop Corp., Class A*	2,680	71,476
Gap, Inc.	7,926	143,461
Home Depot, Inc.	32,296	1,169,761
Limited Brands, Inc.	5,065	194,749
Lowe’s Cos., Inc.	26,410	615,617
O’Reilly Automotive, Inc.*	2,854	186,965
Ross Stores, Inc.	2,409	193,009
Staples, Inc.	14,551	229,906
Tiffany & Co.	2,547	199,990
TJX Cos., Inc.	7,784	408,893
Urban Outfitters, Inc.*	2,597	73,106

		4,450,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	5,980	$382,301
NIKE, Inc., Class B	7,714	694,106
Polo Ralph Lauren Corp.	1,325	175,708
VF Corp.	1,743	189,220

		1,441,335

Total Consumer Discretionary		55,680,319

Consumer Staples (14.0%)
Beverages (2.7%)
Brown-Forman Corp., Class B	2,085	155,729
Coca-Cola Co.	46,403	3,122,458
Coca-Cola Enterprises, Inc.	75,395	2,200,026
Constellation Brands, Inc., Class A*	3,574	74,411
Dr. Pepper Snapple Group, Inc.	80,807	3,388,237
Foster’s Group Ltd.	234,097	1,295,942
Molson Coors Brewing Co., Class B	3,187	142,586
PepsiCo, Inc.	69,205	4,874,108
Pernod-Ricard S.A.	51,821	5,108,116

		20,361,613

Food & Staples Retailing (3.1%)
Carrefour S.A.*	31,792	1,305,720
Costco Wholesale Corp.	8,829	717,268
CVS Caremark Corp.	284,143	10,678,094
Kroger Co.	192,229	4,767,279
Safeway, Inc.	7,081	165,483
SUPERVALU, Inc.	4,291	40,378
Sysco Corp.	11,823	368,641
Walgreen Co.	18,453	783,515
Wal-Mart Stores, Inc.	77,451	4,115,746
Whole Foods Market, Inc.	3,128	198,472

		23,140,596

Food Products (2.9%)
Archer-Daniels-Midland Co.	13,870	418,181
Campbell Soup Co.	3,692	127,559
ConAgra Foods, Inc.	8,293	214,042
Dean Foods Co.*	3,704	45,448
General Mills, Inc.	86,291	3,211,751
H.J. Heinz Co.	6,472	344,828
Hershey Co.	3,139	178,452
Hormel Foods Corp.	2,768	82,514
J.M. Smucker Co.	2,401	183,532
Kellogg Co.	5,126	283,570
Kraft Foods, Inc., Class A	274,018	9,653,654
McCormick & Co., Inc. (Non-Voting)	2,687	133,195
Mead Johnson Nutrition Co.	4,125	278,644
Nestle S.A. (Registered)	99,923	6,210,140
Sara Lee Corp.	11,867	225,354
Tyson Foods, Inc., Class A	6,014	116,792

		21,707,656

Household Products (0.7%)
Clorox Co.	2,634	177,637
Colgate-Palmolive Co.	9,873	862,999
Kimberly-Clark Corp.	7,969	530,417
Procter & Gamble Co.	56,646	3,600,986

		5,172,039

	Number of Shares	Value (Note 1)

Personal Products (0.0%)
Avon Products, Inc.	8,651	$242,228
Estee Lauder Cos., Inc., Class A	2,302	242,147

		484,375

Tobacco (4.6%)
Altria Group, Inc.	274,712	7,255,144
British American Tobacco plc	209,763	9,194,611
Imperial Tobacco Group plc	197,380	6,562,554
Japan Tobacco, Inc.	160	617,477
Lorillard, Inc.	28,028	3,051,408
Philip Morris International, Inc.	77,299	5,161,254
Reynolds American, Inc.	75,543	2,798,868

		34,641,316

Total Consumer Staples		105,507,595

Energy (7.4%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	8,783	637,295
Cameron International Corp.*	4,901	246,471
Diamond Offshore Drilling, Inc.	1,406	98,997
Ensco plc (ADR)	28,382	1,512,761
Exterran Holdings, Inc.*	46,146	915,075
FMC Technologies, Inc.*	4,840	216,784
Halliburton Co.	18,473	942,123
Helmerich & Payne, Inc.	2,137	141,298
Nabors Industries Ltd.*	5,787	142,592
National Oilwell Varco, Inc.	8,659	677,220
Noble Corp.	5,160	203,356
Rowan Cos., Inc.*	2,547	98,849
Schlumberger Ltd.	27,526	2,378,246
Transocean Ltd.	62,199	4,015,567

		12,226,634

Oil, Gas & Consumable Fuels (5.8%)
Alpha Natural Resources, Inc.*	4,577	207,979
Anadarko Petroleum Corp.	10,037	770,440
Apache Corp.	7,827	965,774
BP plc	250,377	1,844,776
Cabot Oil & Gas Corp.	2,100	139,251
Chesapeake Energy Corp.	13,267	393,897
Chevron Corp.	40,784	4,194,227
ConocoPhillips	28,671	2,155,772
Consol Energy, Inc.	4,576	221,844
Denbury Resources, Inc.*	8,053	161,060
Devon Energy Corp.	8,636	680,603
El Paso Corp.	15,468	312,454
EOG Resources, Inc.	5,418	566,452
EQT Corp.	3,017	158,453
Exxon Mobil Corp.	99,917	8,131,245
Hess Corp.	6,197	463,288
Marathon Oil Corp.	159,461	8,400,405
Murphy Oil Corp.	35,312	2,318,586
Newfield Exploration Co.*	2,701	183,722
Noble Energy, Inc.	3,650	327,150
Occidental Petroleum Corp.	16,538	1,720,614
Peabody Energy Corp.	5,443	320,647
Pioneer Natural Resources Co.	2,340	209,594
QEP Resources, Inc.	3,501	146,447
Range Resources Corp.	3,198	177,489
Royal Dutch Shell plc, Class A	144,038	5,113,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Southwestern Energy Co.*	7,033	$301,575
Spectra Energy Corp.	13,069	358,221
Sunoco, Inc.	2,392	99,770
Tesoro Corp.*	2,896	66,347
Valero Energy Corp.	11,577	296,024
Williams Cos., Inc.	67,173	2,031,983

		43,439,378

Total Energy		55,666,012

Financials (12.6%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	4,986	287,593
Bank of New York Mellon Corp.	25,411	651,030
BlackRock, Inc.	1,930	370,193
CG Investor LLC I*†	3,362,571	410,234
CG Investor LLC II*†	3,362,521	410,228
CG Investor LLC III*†	1,681,487	205,141
Charles Schwab Corp.	20,200	332,290
E*TRADE Financial Corp.*	5,211	71,912
Federated Investors, Inc., Class B	1,873	44,652
Franklin Resources, Inc.	2,932	384,942
Goldman Sachs Group, Inc.	10,527	1,401,039
Invesco Ltd.	9,311	217,877
Janus Capital Group, Inc.	3,704	34,966
Legg Mason, Inc.	3,115	102,047
Morgan Stanley	190,292	4,378,619
Northern Trust Corp.	4,895	224,974
State Street Corp.	10,157	457,979
T. Rowe Price Group, Inc.	5,238	316,061
UBS AG (Registered)*	136,936	2,497,042

		12,798,819

Commercial Banks (2.6%)
Barclays plc	702,066	2,889,849
BB&T Corp.	14,048	377,048
CIT Group, Inc.*	32,551	1,440,707
Comerica, Inc.	3,560	123,069
Fifth Third Bancorp	18,522	236,156
First Horizon National Corp.	5,327	50,820
Guaranty Bancorp*	91,672	122,840
Huntington Bancshares, Inc./Ohio	17,420	114,275
KeyCorp	19,388	161,502
M&T Bank Corp.	2,555	224,712
Marshall & Ilsley Corp.	10,641	84,809
PNC Financial Services Group, Inc.	73,514	4,382,170
Regions Financial Corp.	25,344	157,133
SunTrust Banks, Inc.	10,923	281,813
U.S. Bancorp	39,286	1,002,186
Wells Fargo & Co.	267,666	7,510,708
Zions Bancorp	3,702	88,885

		19,248,682

Consumer Finance (0.3%)
American Express Co.	21,319	1,102,193
Capital One Financial Corp.	9,236	477,224
Discover Financial Services	10,972	293,501
SLM Corp.	10,657	179,144

		2,052,062

	Number of Shares	Value (Note 1)

Diversified Financial Services (2.2%)
Bank of America Corp.	474,491	$5,200,421
Bond Street Holdings, Inc., Class A*§	38,265	784,432
Citigroup, Inc.	59,262	2,467,670
CME Group, Inc.	1,354	394,813
Deutsche Boerse AG	29,283	2,222,387
IntercontinentalExchange, Inc.*	1,500	187,065
JPMorgan Chase & Co.	80,567	3,298,413
Leucadia National Corp.	3,975	135,547
Moody’s Corp.	4,103	157,350
NASDAQ OMX Group, Inc.*	3,029	76,634
NYSE Euronext	56,003	1,919,223

		16,843,955

Insurance (4.0%)
ACE Ltd.	63,700	4,192,734
Aflac, Inc.	9,484	442,713
Alleghany Corp.*	6,251	2,082,271
Allstate Corp.	10,731	327,617
American International Group, Inc.*	120,443	3,531,389
Aon Corp.	6,737	345,608
Assurant, Inc.	2,021	73,302
Berkshire Hathaway, Inc., Class B*	35,142	2,719,639
Chubb Corp.	5,971	373,844
Cincinnati Financial Corp.	3,267	95,331
CNO Financial Group, Inc.*	90,598	716,630
Genworth Financial, Inc., Class A*	9,869	101,453
Hartford Financial Services Group, Inc.	8,995	237,198
Lincoln National Corp.	6,300	179,487
Loews Corp.	6,411	269,839
Marsh & McLennan Cos., Inc.	11,100	346,209
MetLife, Inc.	58,784	2,578,854
Old Republic International Corp.	156,506	1,838,946
Principal Financial Group, Inc.	6,460	196,513
Progressive Corp.	13,476	288,117
Prudential Financial, Inc.	9,898	629,414
Torchmark Corp.	1,576	101,085
Travelers Cos., Inc.	8,496	495,997
Unum Group	6,263	159,581
White Mountains Insurance Group Ltd.	13,520	5,680,563
XL Group plc	6,290	138,254
Zurich Financial Services AG*	8,650	2,186,258

		30,328,846

Real Estate Investment Trusts (REITs) (1.5%)
Alexander’s, Inc. (REIT)	7,908	3,139,476
Apartment Investment & Management Co. (REIT), Class A	2,360	60,251
AvalonBay Communities, Inc. (REIT)	1,806	231,890
Boston Properties, Inc. (REIT)	2,983	316,675
Equity Residential (REIT)	5,946	356,760
HCP, Inc. (REIT)	8,383	307,572
Health Care REIT, Inc. (REIT)	3,562	186,756
Host Hotels & Resorts, Inc. (REIT)	13,762	233,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Kimco Realty Corp. (REIT)	8,185	$152,568
Plum Creek Timber Co., Inc. (REIT)	3,269	132,525
ProLogis, Inc. (REIT)	9,215	330,266
Public Storage (REIT)	2,891	329,603
Simon Property Group, Inc. (REIT)	5,917	687,733
Ventas, Inc. (REIT)	3,295	173,680
Vornado Realty Trust (REIT)	3,306	308,053
Weyerhaeuser Co. (REIT)	202,869	4,434,716

		11,381,790

Real Estate Management & Development (0.3%)
Canary Wharf Group plc*†(b)	353,084	1,670,173
CB Richard Ellis Group, Inc., Class A*	5,900	148,149
Forestar Group, Inc.*	35,370	581,129

		2,399,451

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,572	86,585
People’s United Financial, Inc.	7,386	99,268

		185,853

Total Financials		95,239,458

Health Care (10.2%)
Biotechnology (1.1%)
Amgen, Inc.*	89,582	5,227,110
Biogen Idec, Inc.*	4,873	521,021
Celgene Corp.*	9,403	567,189
Cephalon, Inc.*	16,620	1,327,938
Gilead Sciences, Inc.*	16,084	666,038

		8,309,296

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	11,569	690,554
Becton, Dickinson and Co.	4,472	385,352
Boston Scientific Corp.*	327,058	2,259,971
C.R. Bard, Inc.	1,720	188,959
CareFusion Corp.*	4,498	122,211
Covidien plc	9,988	531,661
DENTSPLY International, Inc.	2,955	112,526
Edwards Lifesciences Corp.*	2,320	202,258
Intuitive Surgical, Inc.*	792	294,711
Medtronic, Inc.	121,866	4,695,497
St. Jude Medical, Inc.	6,793	323,890
Stryker Corp.	6,805	399,385
Varian Medical Systems, Inc.*	2,300	161,046
Zimmer Holdings, Inc.*	27,658	1,747,986

		12,116,007

Health Care Providers & Services (2.4%)
Aetna, Inc.	7,777	342,888
AmerisourceBergen Corp.	5,544	229,522
Cardinal Health, Inc.	7,082	321,664
CIGNA Corp.	5,486	282,145
Community Health Systems, Inc.*	57,135	1,467,227
Coventry Health Care, Inc.*	42,208	1,539,326
DaVita, Inc.*	1,961	169,842
Express Scripts, Inc.*	10,815	583,794

	Number of Shares	Value (Note 1)

Humana, Inc.	3,409	$274,561
Laboratory Corp. of America Holdings*	2,000	193,580
McKesson Corp.	5,106	427,117
Medco Health Solutions, Inc.*	8,180	462,334
Patterson Cos., Inc.	1,950	64,135
Quest Diagnostics, Inc.	3,151	186,224
Tenet Healthcare Corp.*	501,164	3,127,263
UnitedHealth Group, Inc.	154,956	7,992,630
WellPoint, Inc.	7,448	586,679

		18,250,931

Health Care Technology (0.0%)
Cerner Corp.*	3,018	184,430

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.*	6,986	357,055
Life Technologies Corp.*	3,641	189,587
PerkinElmer, Inc.	2,378	63,992
Thermo Fisher Scientific, Inc.*	7,735	498,057
Waters Corp.*	1,856	177,693

		1,286,384

Pharmaceuticals (4.9%)
Abbott Laboratories, Inc.	31,542	1,659,740
Allergan, Inc.	6,202	516,317
Bristol - Myers Squibb Co.	34,500	999,120
Eli Lilly and Co.	175,120	6,572,254
Forest Laboratories, Inc.*	5,759	226,559
Hospira, Inc.*	3,374	191,171
Johnson & Johnson	55,612	3,699,310
Merck & Co., Inc.	235,624	8,315,171
Mylan, Inc.*	8,769	216,331
Novartis AG (ADR)	48,100	2,939,391
Pfizer, Inc.	486,115	10,013,969
Teva Pharmaceutical Industries Ltd. (ADR)	29,172	1,406,674
Watson Pharmaceuticals, Inc.*	2,528	173,749

		36,929,756

Total Health Care		77,076,804

Industrials (5.9%)
Aerospace & Defense (1.2%)
Boeing Co.	15,028	1,111,020
GenCorp, Inc.*	61,699	396,107
General Dynamics Corp.	7,538	561,732
Goodrich Corp.	2,542	242,761
Honeywell International, Inc.	16,037	955,645
Huntington Ingalls Industries, Inc.*	40,519	1,397,905
ITT Corp.	3,708	218,512
L-3 Communications Holdings, Inc.	2,153	188,280
Lockheed Martin Corp.	5,802	469,788
Northrop Grumman Corp.	5,902	409,304
Precision Castparts Corp.	2,900	477,485
Raytheon Co.	7,275	362,659
Rockwell Collins, Inc.	3,170	195,557
Textron, Inc.	5,583	131,815
United Technologies Corp.	18,513	1,638,586

		8,757,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,237	$255,205
Expeditors International of Washington, Inc.	4,279	219,042
FedEx Corp.	6,371	604,290
PostNL N.V.	82,618	701,016
TNT Express N.V.*	82,618	856,870
United Parcel Service, Inc., Class B	20,000	1,458,600

		4,095,023

Airlines (0.0%)
Southwest Airlines Co.	16,135	184,262

Building Products (0.4%)
Masco Corp.	7,243	87,133
Owens Corning, Inc.*	84,474	3,155,104

		3,242,237

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,217	85,643
Cintas Corp.	2,557	84,458
Iron Mountain, Inc.	4,000	136,360
Pitney Bowes, Inc.	4,169	95,845
R.R. Donnelley & Sons Co.	3,640	71,380
Republic Services, Inc.	6,214	191,702
Stericycle, Inc.*	1,712	152,573
Waste Management, Inc.	9,617	358,426

		1,176,387

Construction & Engineering (0.1%)
Fluor Corp.	3,450	223,077
Jacobs Engineering Group, Inc.*	2,536	109,682
Quanta Services, Inc.*	4,255	85,951

		418,710

Electrical Equipment (0.2%)
Alstom S.A.	7,709	474,773
Emerson Electric Co.	15,252	857,925
Rockwell Automation, Inc.	2,989	259,326
Roper Industries, Inc.	1,928	160,602

		1,752,626

Industrial Conglomerates (1.2%)
3M Co.	14,419	1,367,642
General Electric Co.	215,303	4,060,615
Koninklijke Philips Electronics N.V.	62,428	1,602,170
Orkla ASA	191,965	1,824,164
Tyco International Ltd.	9,582	473,638

		9,328,229

Machinery (1.2%)
Caterpillar, Inc.	13,081	1,392,603
Cummins, Inc.	4,001	414,063
Danaher Corp.	11,126	589,567
Deere & Co.	8,516	702,144
Dover Corp.	3,753	254,453
Eaton Corp.	6,885	354,233
Federal Signal Corp.	98,518	646,278
Flowserve Corp.	1,128	123,956
Illinois Tool Works, Inc.	10,081	569,476
Ingersoll-Rand plc	6,666	302,703

	Number of Shares	Value (Note 1)

Joy Global, Inc.	2,119	$201,814
PACCAR, Inc.	7,352	375,614
Pall Corp.	2,353	132,309
Parker Hannifin Corp.	3,262	292,732
Snap-On, Inc.	1,159	72,414
Stanley Black & Decker, Inc.	32,653	2,352,649

		8,777,008

Marine (0.5%)
A. P. Moller - Maersk A/S, Class B	479	4,132,953

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,023	77,278
Equifax, Inc.	2,521	87,529
Robert Half International, Inc.	2,977	80,468

		245,275

Road & Rail (0.3%)
CSX Corp.	22,473	589,242
Norfolk Southern Corp.	7,202	539,646
Ryder System, Inc.	1,057	60,090
Union Pacific Corp.	9,950	1,038,780

		2,227,758

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,988	215,508
W.W. Grainger, Inc.	1,171	179,924

		395,432

Total Industrials		44,733,056

Information Technology (9.7%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	271,623	4,240,035
F5 Networks, Inc.*	1,631	179,818
Harris Corp.	2,603	117,291
JDS Uniphase Corp.*	4,469	74,454
Juniper Networks, Inc.*	10,819	340,798
Motorola Mobility Holdings, Inc.*	5,925	130,587
Motorola Solutions, Inc.*	32,075	1,476,733
QUALCOMM, Inc.	33,880	1,924,045
Tellabs, Inc.	7,334	33,810

		8,517,571

Computers & Peripherals (1.9%)
Apple, Inc.*	18,760	6,297,169
Dell, Inc.*	33,301	555,128
EMC Corp.*	41,838	1,152,637
Hewlett-Packard Co.	147,755	5,378,282
Lexmark International, Inc., Class A*	1,641	48,016
NetApp, Inc.*	7,440	392,683
SanDisk Corp.*	4,969	206,214
Western Digital Corp.*	4,767	173,423

		14,203,552

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	3,504	189,181
Corning, Inc.	31,800	577,170
FLIR Systems, Inc.	3,189	107,501
Jabil Circuit, Inc.	3,955	79,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Molex, Inc.	2,776	$71,537
TE Connectivity Ltd.	68,968	2,535,264

		3,560,544

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	3,785	119,114
eBay, Inc.*	23,100	745,437
Google, Inc., Class A*	5,100	2,582,538
Monster Worldwide, Inc.*	2,624	38,468
VeriSign, Inc.	3,512	117,511
Yahoo!, Inc.*	26,301	395,567

		3,998,635

IT Services (1.0%)
Automatic Data Processing, Inc.	10,233	539,074
Cognizant Technology Solutions Corp., Class A*	6,123	449,061
Computer Sciences Corp.	3,114	118,207
Fidelity National Information Services, Inc.	5,385	165,804
Fiserv, Inc.*	2,954	185,009
International Business Machines Corp.	24,567	4,214,469
Mastercard, Inc., Class A	1,910	575,559
Paychex, Inc.	6,488	199,311
SAIC, Inc.*	5,941	99,928
Teradata Corp.*	3,374	203,115
Total System Services, Inc.	3,344	62,132
Visa, Inc., Class A	9,698	817,154
Western Union Co.	12,571	251,797

		7,880,620

Office Electronics (0.9%)
Xerox Corp.	618,005	6,433,432

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	11,641	81,371
Altera Corp.	6,471	299,931
Analog Devices, Inc.	6,012	235,310
Applied Materials, Inc.	26,847	349,279
Broadcom Corp., Class A*	9,618	323,549
First Solar, Inc.*	1,083	143,248
Intel Corp.	107,541	2,383,109
KLA-Tencor Corp.	3,371	136,458
Linear Technology Corp.	4,588	151,496
LSI Corp.*	503,056	3,581,759
MEMC Electronic Materials, Inc.*	4,587	39,127
Microchip Technology, Inc.	3,811	144,475
Micron Technology, Inc.*	17,346	129,748
National Semiconductor Corp.	4,784	117,734
Novellus Systems, Inc.*	1,824	65,919
NVIDIA Corp.*	12,369	197,100
Teradyne, Inc.*	3,752	55,530
Texas Instruments, Inc.	23,691	777,775
Xilinx, Inc.	5,521	201,351

		9,414,269

Software (2.6%)
Adobe Systems, Inc.*	10,264	322,803
Autodesk, Inc.*	4,630	178,718
BMC Software, Inc.*	3,668	200,640
CA, Inc.	7,864	179,614

	Number of Shares	Value (Note 1)

Citrix Systems, Inc.*	3,795	$303,600
Compuware Corp.*	4,503	43,949
Electronic Arts, Inc.*	6,661	157,199
Intuit, Inc.*	5,508	285,645
Microsoft Corp.	412,562	10,726,612
Nintendo Co., Ltd.	7,477	1,408,075
Oracle Corp.	79,063	2,601,963
Red Hat, Inc.*	3,903	179,148
Salesforce.com, Inc.*	2,465	367,236
Symantec Corp.*	121,217	2,390,399

		19,345,601

Total Information Technology		73,354,224

Materials (3.5%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	4,347	415,486
Airgas, Inc.	1,350	94,554
CF Industries Holdings, Inc.	1,454	205,988
Dow Chemical Co.	23,912	860,832
E.I. du Pont de Nemours & Co.	18,854	1,019,059
Eastman Chemical Co.	1,462	149,226
Ecolab, Inc.	4,713	265,719
FMC Corp.	1,462	125,761
International Flavors & Fragrances, Inc.	1,611	103,491
Linde AG	29,047	5,092,708
Monsanto Co.	10,900	790,686
PPG Industries, Inc.	3,248	294,886
Praxair, Inc.	6,224	674,619
Sherwin-Williams Co.	1,830	153,482
Sigma-Aldrich Corp.	2,447	179,561

		10,426,058

Construction Materials (0.0%)
Vulcan Materials Co.	2,665	102,683

Containers & Packaging (0.0%)
Ball Corp.	3,422	131,610
Bemis Co., Inc.	2,201	74,350
Owens-Illinois, Inc.*	3,299	85,147
Sealed Air Corp.	3,219	76,580

		367,687

Metals & Mining (1.0%)
AK Steel Holding Corp.	2,230	35,145
Alcoa, Inc.	21,493	340,879
Allegheny Technologies, Inc.	2,167	137,539
Cliffs Natural Resources, Inc.	2,944	272,173
Freeport-McMoRan Copper & Gold, Inc.	19,143	1,012,665
Newmont Mining Corp.	9,976	538,405
Nucor Corp.	6,338	261,252
ThyssenKrupp AG	94,067	4,879,753
Titanium Metals Corp.	1,817	33,287
United States Steel Corp.	2,908	133,884

		7,644,982

Paper & Forest Products (1.1%)
Domtar Corp.	16,976	1,607,967
International Paper Co.	162,926	4,858,453
MeadWestvaco Corp.	44,656	1,487,492

		7,953,912

Total Materials		26,495,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	120,145	$3,773,754
Cable & Wireless Communications plc	1,567,107	1,019,506
CenturyLink, Inc.	12,255	495,470
Frontier Communications Corp.	20,099	162,199
Telefonica S.A.	156,768	3,833,597
Verizon Communications, Inc.	57,482	2,140,055
Windstream Corp.	10,200	132,192

		11,556,773

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	8,042	420,838
MetroPCS Communications, Inc.*	5,282	90,903
Sprint Nextel Corp.*	60,192	324,435
Vodafone Group plc	2,043,120	5,429,858

		6,266,034

Total Telecommunication Services		17,822,807

Utilities (3.0%)
Electric Utilities (1.9%)
AET&D Holdings*†(b)	350,436	—
American Electric Power Co., Inc.	9,724	366,400
Brookfield Infrastructure Partners LP	65,474	1,640,124
Duke Energy Corp.	27,261	513,325
E.ON AG	124,850	3,544,239
Edison International	6,562	254,278
Entergy Corp.	24,654	1,683,375
Exelon Corp.	84,988	3,640,886
FirstEnergy Corp.	8,411	371,346
NextEra Energy, Inc.	8,514	489,214
Northeast Utilities	3,533	124,256
Pepco Holdings, Inc.	4,414	86,647
Pinnacle West Capital Corp.	2,200	98,076
PPL Corp.	11,839	329,479
Progress Energy, Inc.	5,925	284,459
Southern Co.	17,356	700,835

		14,126,939

Gas Utilities (0.0%)
Nicor, Inc.	905	49,540
Oneok, Inc.	2,151	159,195

		208,735

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	13,452	171,378
Constellation Energy Group, Inc.	4,074	154,649
NRG Energy, Inc.*	119,903	2,947,216

		3,273,243

Multi-Utilities (0.7%)
Ameren Corp.	4,825	139,153
CenterPoint Energy, Inc.	8,700	168,345
CMS Energy Corp.	5,100	100,419
Consolidated Edison, Inc.	5,862	312,093
Dominion Resources, Inc.	11,713	565,386

	Number of Shares	Value (Note 1)

DTE Energy Co.	3,427	$171,419
GDF Suez S.A.	63,585	2,327,012
Integrys Energy Group, Inc.	1,546	80,145
NiSource, Inc.	5,571	112,813
PG&E Corp.	8,014	336,828
Public Service Enterprise Group, Inc.	10,205	333,091
SCANA Corp.	2,273	89,488
Sempra Energy	4,844	256,151
TECO Energy, Inc.	4,293	81,095
Wisconsin Energy Corp.	4,694	147,157
Xcel Energy, Inc.	9,762	237,217

		5,457,812

Total Utilities		23,066,729

Total Common Stocks (76.1%) (Cost $458,444,624)		574,642,326

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (1.9%)
Consumer Discretionary (0.4%)
Media (0.4%)
Clear Channel Communications, Inc.
3.862%, 1/29/16	$445,244	369,181
11.000%, 8/1/16 PIK	797,000	705,345
Term Loan 3.841%, 1/29/16 (l)	2,603,000	2,185,016

Total Consumer Discretionary		3,259,542

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
OPTI Canada, Inc. 9.000%, 12/15/12§	202,000	203,010
9.750%, 8/15/13§	540,000	535,950

Total Energy		738,960

Financials (0.8%)
Commercial Banks (0.1%)
CIT Group, Inc. Term Loan 6.250%, 8/11/15	884,871	889,137

Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14†(b)(h)	2,014,000	—

Real Estate Management & Development (0.7%)
Realogy Corp.
4.518%, 10/10/16	3,503,802	3,115,465
7.875%, 2/15/19§	195,000	193,050
Term Loan
3.292%, 12/15/13 (l)	303,060	281,278
3.440%, 12/15/13 (l)	376,883	346,732
3.461%, 12/15/13 (l)(t)	646,745	595,005
13.500%, 10/15/17	155,000	163,525

		4,695,055

Total Financials		5,584,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49†	$1,510,000	$—

Total Industrials		—

Utilities (0.6%)
Electric Utilities (0.6%)
Boston Generating LLC Term Loan
4.560%, 12/20/13 (h)(l)	1,270	445
6.500%, 12/20/13 (h)(l)	39,960	13,986
6.500%, 12/21/13 (l)	679	237
Texas Competitive Electric Holdings Co. LLC
4.690%, 10/10/17 (l)	5,264,099	4,099,417
11.500%, 10/1/20§	388,000	381,210

Total Utilities		4,495,295

Total Corporate Bonds		14,077,989

Total Long-Term Debt Securities (1.9%) (Cost $15,818,462)		14,077,989

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, expiring 12/31/20* (Cost $0)*	52,193	125,785

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.2%)
Federal Home Loan Bank
0.00%, 7/1/11 (o)(p)	$2,000,000	2,000,000
U.S. Treasury Bills
0.01%, 7/7/11 (p)	3,000,000	2,999,994
0.01%, 8/25/11 (p)	5,000,000	4,999,885
0.02%, 9/22/11 (p)	5,000,000	4,999,710
0.04%, 10/27/11 (p)	2,000,000	1,999,758

Total Government Securities		16,999,347

	Number of Shares	Value (Note 1)

Short-Term Investment (16.9%)
BlackRock Liquidity Funds TempFund
0.08%‡	127,649,266	$127,649,266

	Principal Amount	Value (Note 1)
Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 7/1/11	$8,225,466	8,225,466

Total Short-Term Investments (20.2%) (Cost $152,871,882)		152,874,079

Total Investments (98.2%) (Cost $627,134,968)		741,720,179
Other Assets Less Liabilities (1.8%)		13,228,616

Net Assets (100%)		$754,948,795

*	Non-income producing.
†	Securities (totalling $2,781,861 or 0.4% of total assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $2,097,652 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2011.
(p)	Yield to maturity.
(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR	— American Depositary Receipt
PIK	— Payment in-kind Security

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$130,395,855	$77,082,299	$79,828,888	$127,649,266	$83,593	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,049	September-11	$131,387,433	$134,772,975	$3,385,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/12/11	Bank of America	400	$641,676	$647,440	$(5,764)
British Pound vs. U.S. Dollar, expiring 9/16/11	Barclays Bank plc	400	641,413	648,400	(6,987)
European Union Euro vs. U.S. Dollar, expiring 9/15/11	Deutsche Bank AG	539	780,573	761,236	19,337
European Union Euro vs. U.S. Dollar, expiring 9/15/11	Deutsche Bank AG	800	1,157,736	1,131,664	26,072
European Union Euro vs. U.S. Dollar, expiring 9/15/11	Deutsche Bank AG	369	533,878	526,747	7,131
European Union Euro vs. U.S. Dollar, expiring 9/15/11	State Street Bank & Trust	95	137,380	135,173	2,207
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	7,722	95,987	96,242	(255)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	10,453	129,931	127,267	2,664
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	7,553	93,881	93,882	(1)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	6,145	76,385	75,354	1,031
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	4,411	54,832	54,524	308
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	4,373	54,361	54,480	(119)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	8,750	108,766	108,927	(161)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	5,644	70,159	69,677	482
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	886	163,745	163,795	(50)
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	390	72,075	71,996	79
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	808	149,250	145,950	3,300
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	293	54,185	52,750	1,435
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	609	112,481	110,621	1,860
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	1,747	322,914	321,526	1,388
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Deutsche Bank AG	434	80,286	79,196	1,090
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	State Street Bank & Trust	381	70,377	70,328	49
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	State Street Bank & Trust	559	103,397	104,203	(806)
Swiss Franc vs. U.S. Dollar, expiring 8/10/11	Deutsche Bank AG	221	262,905	262,299	606
Swiss Franc vs. U.S. Dollar, expiring 8/10/11	State Street Bank & Trust	68	80,537	81,357	(820)

					$54,076

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/23/11	Barclays Bank plc	519	$543,311	$553,512	$(10,201)
Australian Dollar vs. U.S. Dollar, expiring 8/23/11	Deutsche Bank AG	139	146,551	147,910	(1,359)
Australian Dollar vs. U.S. Dollar, expiring 8/23/11	Deutsche Bank AG	384	400,304	409,688	(9,384)
Australian Dollar vs. U.S. Dollar, expiring 8/23/11	Deutsche Bank AG	77	82,098	82,058	40
British Pound vs. U.S. Dollar, expiring 8/12/11	Bank of America	15,937	26,056,907	25,565,891	491,016
British Pound vs. U.S. Dollar, expiring 8/12/11	Deutsche Bank AG	500	812,675	802,095	10,580
European Union Euro vs. U.S. Dollar, expiring 9/15/11	Barclays Bank plc	408	591,089	590,445	644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/15/11	Deutsche Bank AG	$11,002	$15,777,407	$15,921,198	$(143,791)
European Union Euro vs. U.S. Dollar, expiring 9/15/11	HSBC Bank plc	11,634	16,680,467	16,836,009	(155,542)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Bank of America	79,501	964,821	988,234	(23,413)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Barclays Bank plc	4,982	60,000	61,930	(1,930)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	9,963	120,000	123,847	(3,847)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	Deutsche Bank AG	7,406	90,000	92,056	(2,056)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	3,699	45,001	45,975	(974)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	13,100	159,127	162,838	(3,711)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	4,980	60,000	61,909	(1,909)
Japanese Yen vs. U.S. Dollar, expiring 10/20/11	HSBC Bank plc	27,700	339,008	344,323	(5,315)
Norwegian Krone vs. U.S. Dollar, expiring 8/19/11	Barclays Bank plc	14,956	2,685,362	2,764,020	(78,658)
Swiss Franc vs. U.S. Dollar, expiring 8/10/11	State Street Bank & Trust	4,522	5,174,297	5,379,826	(205,529)

					$(145,339)

					$(91,263)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$49,398,290	$6,195,944	$86,085	$55,680,319
Consumer Staples	75,213,035	30,294,560	—	105,507,595
Energy	48,707,947	6,958,065	—	55,666,012
Financials	81,963,714	9,795,536	3,480,208	95,239,458
Health Care	77,076,804	—	—	77,076,804
Industrials	35,141,110	9,591,946	—	44,733,056
Information Technology	71,946,149	1,408,075	—	73,354,224
Materials	16,522,861	9,972,461	—	26,495,322
Telecommunication Services	7,539,846	10,282,961	—	17,822,807
Utilities	17,195,478	5,871,251	—	23,066,729
Corporate Bonds
Consumer Discretionary	—	3,259,542	—	3,259,542
Energy	—	738,960	—	738,960
Financials	—	5,584,192	—	5,584,192
Industrials	—	—	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Utilities	$—	$4,495,295	$—	$4,495,295
Forward Currency Contracts	—	571,319	—	571,319
Futures	3,385,542	—	—	3,385,542
Rights
Health Care	—	125,785	—	125,785
Short-Term Investments	—	152,874,079	—	152,874,079

Total Assets	$484,090,776	$258,019,971	$3,566,293	$745,677,040

Liabilities:
Forward Currency Contracts	—	(662,582)	—	(662,582)

Total Liabilities	$—	$(662,582)	$—	$(662,582)

Total	$484,090,776	$257,357,389	$3,566,293	$745,014,458

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock- Financials	Investments in Corporate Bonds- Consumer Discretionary	Investments in Corporate Bonds- Financials

Balance as of 12/31/10	$101,893	$5,374,176	$26,900	$2,387,556
Total gains or losses (realized/unrealized) included in earnings	(15,808)	(1,469,289)	—	1,295,917
Purchases	—	—	—	—
Sales	—	(424,679)	(26,900)	(3,684,500)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	1,027
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/11	$86,085	$3,480,208	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 06/30/11.	$(15,808)	$(1,617,935)	$—	$(1,027)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	571,319
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,385,542	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,956,861

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(662,582)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(662,582)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(4,977,864)	—	(4,977,864)
Credit contracts	—	—	—	—	—
Equity contracts	—	8,669,555	—	—	8,669,555
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,669,555	$(4,977,864)	$—	$3,691,691

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,190,897	—	1,190,897
Credit contracts	—	—	—	—	—
Equity contracts	—	(590,032)	—	—	(590,032)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(590,032)	$1,190,897	$—	$600,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $80,327,000 and futures contracts with an average notional balance of approximately $142,782,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,789,672
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$64,826,233

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,448,145
Aggregate gross unrealized depreciation	(28,355,097)

Net unrealized appreciation	$97,093,048

Federal income tax cost of investments	$644,627,131

For the six months ended June 30, 2011, the Portfolio incurred approximately $1,135 as brokerage commissions with Exane S.A., and $3,020 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $210,382,520 of which $17,372,415 expires in the year 2016 and $193,010,105 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $127,649,266)	$127,649,266
Unaffiliated Issuers (Cost $499,485,702)	614,070,913
Foreign cash (Cost $5,750,432)	5,760,987
Cash held as collateral at broker	8,594,500
Receivable for securities sold	1,768,541
Dividends, interest and other receivables	1,354,893
Due from broker for futures variation margin	1,148,404
Unrealized appreciation of forward foreign currency contracts	571,319
Receivable from Separate Accounts for Trust shares sold	38,420
Receivable from investment sub-advisor	14,974
Other assets	6,358

Total assets	760,978,575

LIABILITIES
Overdraft payable	3,036,809
Payable for securities purchased	1,420,812
Unrealized depreciation of forward foreign currency contracts	662,582
Investment management fees payable	427,178
Payable to Separate Accounts for Trust shares redeemed	123,655
Administrative fees payable	103,919
Distribution fees payable - Class IB	52,952
Trustees’ fees payable	316
Accrued expenses	201,557

Total liabilities	6,029,780

NET ASSETS	$754,948,795

Net assets were comprised of:
Paid in capital	$850,241,078
Accumulated undistributed net investment income (loss)	8,327,665
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(221,534,204)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	117,914,256

Net assets	$754,948,795

Class IA
Net asset value, offering and redemption price per share, $493,562,336 / 52,894,665 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.33

Class IB
Net asset value, offering and redemption price per share, $261,386,459 / 28,082,117 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($83,593 of dividend income received from affiliates) (net of $248,247 foreign withholding tax)	$7,298,392
Interest	1,963,715

Total income	9,262,107

EXPENSES
Investment management fees	2,645,384
Administrative fees	618,794
Distribution fees - Class IB	331,487
Custodian fees	31,580
Printing and mailing expenses	29,955
Professional fees	26,074
Trustees’ fees	8,595
Miscellaneous	50,044

Gross expenses	3,741,913
Less: Reimbursement from sub-advisor	(45,294)

Net expenses	3,696,619

NET INVESTMENT INCOME (LOSS)	5,565,488

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	7,241,873
Foreign currency transactions	(5,522,475)
Futures	8,669,555

Net realized gain (loss)	10,388,953

Change in unrealized appreciation (depreciation) on:
Securities	26,004,314
Foreign currency translations	1,194,991
Futures	(590,032)
Securities sold short	88,536

Net change in unrealized appreciation (depreciation)	26,697,809

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,086,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,652,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,565,488	$12,350,391
Net realized gain (loss) on investments, securities sold short futures and foreign currency transactions	10,388,953	48,509,643
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	26,697,809	21,123,287

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	42,652,250	81,983,321

DIVIDENDS:
Dividends from net investment income
Class IA	—	(9,851,046)
Class IB	—	(4,692,491)

TOTAL DIVIDENDS	—	(14,543,537)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 635,109 and 2,202,059 shares, respectively ]	5,820,851	17,601,224
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,142,314 shares, respectively ]	—	9,851,046
Capital shares repurchased [ (2,105,267) and (7,080,326) shares, respectively ]	(19,329,241)	(57,974,613)

Total Class IA transactions	(13,508,390)	(30,522,343)

Class IB
Capital shares sold [ 423,924 and 1,489,220 shares, respectively ]	3,919,129	12,168,923
Capital shares issued in reinvestment of dividends and distributions [ 0 and 546,033 shares, respectively ]	—	4,692,491
Capital shares repurchased [ (2,376,837) and (5,938,721) shares, respectively ]	(21,836,793)	(48,375,169)

Total Class IB transactions	(17,917,664)	(31,513,755)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,426,054)	(62,036,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,226,196	5,403,686
NET ASSETS:
Beginning of period	743,722,599	738,318,913

End of period (a)	$754,948,795	$743,722,599

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,327,665	$2,762,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,					September 15, 2006* to December 31, 2006
Class IA		2010		2009	2008	2007
Net asset value, beginning of period	$8.82	$8.03		$6.43	$10.95	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.15	(e)(aa)	0.12 (e)	0.16 (e)	0.17 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.44	0.82		1.51	(4.32)	0.04	0.73

Total from investment operations	0.51	0.97		1.63	(4.16)	0.21	0.76

Less distributions:
Dividends from net investment income	—	(0.18)		(0.03)	(0.36)	—	(0.02)
Distributions from net realized gains	—	—		—	—	— #	—	#

Total dividends and distributions	—	(0.18)		(0.03)	(0.36)	— #	(0.02)

Net asset value, end of period	$9.33	$8.82		$8.03	$6.43	$10.95	$10.74

Total return (b)	5.78%	12.14%		25.41%	(37.94)%	1.97%	7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$493,562	$479,285		$466,374	$340,988	$284,503	$10,797
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.89%	0.89%		0.94%	1.05%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.89%	0.89%		0.83%	1.05%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	0.90%	0.90%		0.96%	1.12%	1.11%	1.40	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.56%	1.79	%(bb)	1.58%	1.79%	1.56%	0.95%
After waivers, reimbursements and fees paid indirectly (a)	1.56%	1.79	%(bb)	1.69%	1.79%	1.56%	0.95%
Before waivers, reimbursements and fees paid indirectly (a)	1.55%	1.78	%(bb)	1.56%	1.72%	1.50%	0.50%
Portfolio turnover rate	9%	22%		79%	44%	31%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,							September 15, 2006* to December 31, 2006
Class IB		2010		2009		2008	2007
Net asset value, beginning of period	$8.80	$8.01		$6.41		$10.92	$10.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.13	(e)(aa)	0.09	(e)	0.14 (e)	0.16	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.45	0.82		1.52		(4.31)	0.02		0.73

Total from investment operations	0.51	0.95		1.61		(4.17)	0.18		0.75

Less distributions:
Dividends from net investment income	—	(0.16)		(0.01)		(0.34)	—		(0.01)
Distributions from net realized gains	—	—		—		—	—	#	—	#

Total dividends and distributions	—	(0.16)		(0.01)		(0.34)	—	#	(0.01)

Net asset value, end of period	$9.31	$8.80		$8.01		$6.41	$10.92		$10.74

Total return (b)	5.80%	11.88%		25.17%		(38.13)%	1.69%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$261,386	$264,438		$271,945		$232,101	$406,213		$99,547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.14%	1.14%		1.19	%(c)	1.30%	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.14%	1.14%		1.08%		1.30%	1.30%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.15%	1.15%		1.21%		1.37%	1.36	%(c)	1.65	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.31%	1.58	%(cc)	1.28%		1.56%	1.46%		0.67%
After waivers, reimbursements and fees paid indirectly (a)	1.31%	1.58	%(cc)	1.39%		1.56%	1.46%		0.67%
Before waivers, reimbursements and fees paid indirectly (a)	1.29%	1.57	%(cc)	1.26%		1.49%	1.42%		0.34%
Portfolio turnover rate	9%	22%		79%		44%	31%		4%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(aa)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.08 for Class IA and IB, respectively.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 1.21% for income after waivers and reimbursements, 1.21% after waivers, reimbursements, and fees paid indirectly, and 1.20% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.99% for income after waivers and reimbursements, 0.99% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursements, and fees paid indirectly.

See Notes to Financial Statements.

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	27.3%
Consumer Discretionary	17.2
Financials	16.9
Industrials	12.9
Health Care	9.2
Consumer Staples	7.2
Energy	3.9
Telecommunication Services	1.4
Utilities	0.8
Materials	0.7
Cash and Other	2.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,073.90	$5.66
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	1,072.00	6.94
Hypothetical (5% average return before expenses)	1,000.00	1,018.10	6.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.3%)
YPF S.A. (ADR)	21,890	$986,144

Brazil (3.3%)
All America Latina Logistica S.A.	92,700	782,276
BM&F Bovespa S.A.	542,700	3,588,674
Cia de Bebidas das Americas (Preference) (ADR)	122,550	4,133,612
Embraer S.A. (ADR)	116,150	3,575,097
Multiplus S.A.	31,900	554,951

		12,634,610

Finland (0.8%)
Fortum Oyj	104,052	3,013,435

France (5.7%)
LVMH Moet Hennessy Louis Vuitton S.A.	37,210	6,696,968
PPR S.A.	15,020	2,674,906
Societe Generale S.A.	44,628	2,645,158
Technip S.A.	53,960	5,780,124
Total S.A.	70,520	4,078,601

		21,875,757

Germany (9.9%)
Allianz SE (Registered)	41,681	5,823,555
Bayer AG (Registered)	46,532	3,740,990
Bayerische Motoren Werke (BMW) AG	9,384	935,082
Bayerische Motoren Werke (BMW) AG (Preference)	94,054	5,978,426
Linde AG	15,842	2,777,522
SAP AG	122,009	7,379,364
Siemens AG (Registered)	83,910	11,521,254

		38,156,193

India (1.8%)
DLF Ltd.	153,566	726,657
Infosys Ltd.	72,495	4,726,009
Wire and Wireless India Ltd.*	150,325	29,043
Zee Entertainment Enterprises Ltd.	529,322	1,599,364
Zee Learn Ltd.*	44,978	20,272

		7,101,345

Ireland (0.9%)
XL Group plc	158,470	3,483,171

Israel (0.4%)
Teva Pharmaceutical Industries Ltd. (ADR)	31,990	1,542,558

Italy (1.8%)
Lottomatica S.p.A.*	53,762	1,043,196
Prysmian S.p.A.	88,293	1,775,975
Tod’s S.p.A.	31,097	4,157,909

		6,977,080

Japan (10.1%)
Dai-ichi Life Insurance Co., Ltd.	2,778	3,889,672
FANUC Corp.	14,800	2,467,924
Hoya Corp.	136,343	3,022,047
KDDI Corp.	625	4,496,938

	Number of Shares	Value (Note 1)

Keyence Corp.	12,570	$3,564,982
Kyocera Corp.	21,920	2,229,888
Mitsubishi Tanabe Pharma Corp.	106,800	1,791,915
Murata Manufacturing Co., Ltd.	71,120	4,750,901
Nidec Corp.	22,860	2,133,885
Nintendo Co., Ltd.	8,140	1,532,931
Secom Co., Ltd.	38,286	1,838,663
Sony Corp.	170,150	4,503,800
Sumitomo Mitsui Financial Group, Inc.	96,200	2,960,646

		39,184,192

Mexico (3.2%)
America Movil S.A.B. de C.V. (ADR)	15,260	822,209
Fomento Economico Mexicano S.A.B. de C.V.	760,401	5,055,918
Grupo Modelo S.A.B. de C.V., Series C	315,301	1,906,590
Grupo Televisa S.A. (ADR)	179,800	4,423,080

		12,207,797

Netherlands (3.1%)
European Aeronautic Defence and Space Co. N.V.	186,620	6,246,440
Koninklijke Philips Electronics N.V.	155,598	3,993,311
PostNL N.V.	95,867	813,434
TNT Express N.V.*	95,867	994,282

		12,047,467

South Korea (0.6%)
E-Mart Co., Ltd.*	8,039	1,840,992
Shinsegae Co., Ltd.	2,079	661,948

		2,502,940

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria S.A.	387,873	4,546,142
Inditex S.A.	63,453	5,794,330

		10,340,472

Sweden (6.9%)
Assa Abloy AB, Class B	194,640	5,231,339
Investor AB, Class B	181,392	4,156,299
Telefonaktiebolaget LM Ericsson, Class B	1,204,019	17,316,854

		26,704,492

Switzerland (6.0%)
Basilea Pharmaceutica AG (Registered)*	2,417	176,391
Credit Suisse Group AG (Registered)*	195,041	7,580,910
Nestle S.A. (Registered)	69,322	4,308,311
Roche Holding AG	13,322	2,228,758
Transocean Ltd.	58,333	3,765,978
UBS AG (Registered)*	286,648	5,227,057

		23,287,405

Taiwan (1.5%)
MediaTek, Inc.	197,016	2,147,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Taiwan Semiconductor Manufacturing Co., Ltd.	1,516,709	$3,838,905

		5,986,760

United Kingdom (3.7%)
3i Group plc	350,982	1,583,273
HSBC Holdings plc	398,200	3,960,179
Prudential plc	340,710	3,937,425
Unilever plc	149,027	4,809,215

		14,290,092

United States (34.8%)
3M Co.	51,090	4,845,887
Adobe Systems, Inc.*	142,210	4,472,505
Aetna, Inc.	135,850	5,989,627
Aflac, Inc.	63,050	2,943,174
Allergan, Inc.	12,940	1,077,255
Altera Corp.	183,800	8,519,130
Amgen, Inc.*	27,680	1,615,128
Amylin Pharmaceuticals, Inc.*	141,490	1,890,306
Automatic Data Processing, Inc.	74,850	3,943,098
Bank of America Corp.	172,790	1,893,778
Carnival Corp.	144,440	5,435,277
Colgate-Palmolive Co.	63,040	5,510,326
Corning, Inc.	181,110	3,287,147
Dendreon Corp.*	26,110	1,029,778
eBay, Inc.*	330,900	10,678,143
Emerson Electric Co.	59,290	3,335,062
Fidelity National Financial, Inc., Class A	126,120	1,985,129
Gilead Sciences, Inc.*	31,720	1,313,525
Goldman Sachs Group, Inc.	31,070	4,135,106
Google, Inc., Class A*	6,090	3,083,854
Intuit, Inc.*	129,480	6,714,833
Juniper Networks, Inc.*	150,430	4,738,545

	Number of Shares	Value (Note 1)
Maxim Integrated Products, Inc.	189,550	$4,844,898
McDonald’s Corp.	75,170	6,338,334
McGraw-Hill Cos., Inc.	73,570	3,083,319
Microsoft Corp.	194,410	5,054,660
Pfizer, Inc.	48,950	1,008,370
Shuffle Master, Inc.*	82,160	768,607
Theravance, Inc.*	75,960	1,687,072
Tiffany & Co.	81,840	6,426,077
Walt Disney Co.	151,150	5,900,896
WellPoint, Inc.	79,980	6,300,025
Zimmer Holdings, Inc.*	70,950	4,484,039

		134,332,910

Total Common Stocks (97.5%) (Cost $325,805,831)		376,654,820

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Amortized Cost $6,161,635)	$6,161,635	6,161,635

Total Investments (99.1%) (Cost $331,967,466)		382,816,455
Other Assets Less Liabilities (0.9%)		3,298,409

Net Assets (100%)		$386,114,864

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,375,590	$34,095,244	$—	$66,470,834
Consumer Staples	16,606,446	10,958,518	—	27,564,964
Energy	4,752,122	9,858,725	—	14,610,847
Financials	18,029,032	47,036,973	—	65,066,005
Health Care	27,937,683	7,938,054	—	35,875,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$13,093,273	$37,016,507	$—	$50,109,780
Information Technology	55,336,813	50,509,736	—	105,846,549
Materials	—	2,777,522	—	2,777,522
Telecommunication Services	822,209	4,496,938	—	5,319,147
Utilities	—	3,013,435	—	3,013,435
Short-Term Investments	—	6,161,635	—	6,161,635

Total Assets	$168,953,168	$213,863,287	$—	$382,816,455

Total Liabilities	$—	$—	$—	$—

Total	$168,953,168	$213,863,287	$—	$382,816,455

The Portfolio held no derivative contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$101,738,466
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,092,667

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,009,706
Aggregate gross unrealized depreciation	(12,326,881)

Net unrealized appreciation	$42,682,825

Federal income tax cost of investments	$340,133,630

For the six months ended June 30, 2011, the Portfolio incurred approximately $2,188 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $18,604,629 of which $4,456,246 expires in the year 2016, $11,003,618 expires in the year 2017 and $3,144,765 expires in the year 2018.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $331,967,466)	$382,816,455
Foreign cash (Cost $2)	2
Receivable for securities sold	7,842,824
Receivable from Separate Accounts for Trust shares sold	1,429,572
Dividends, interest and other receivables	692,049
Other assets	2,237

Total assets	392,783,139

LIABILITIES
Payable for securities purchased	6,088,779
Investment management fees payable	290,250
Distribution fees payable - Class IB	74,165
Accrued India taxes	71,696
Payable to Separate Accounts for Trust shares redeemed	41,018
Administrative fees payable	33,568
Trustees’ fees payable	181
Accrued expenses	68,618

Total liabilities	6,668,275

NET ASSETS	$386,114,864

Net assets were comprised of:
Paid in capital	355,762,532
Accumulated undistributed net investment income (loss)	2,664,391
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(23,116,134)
Unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $73,912 on unrealized appreciation on investments)	50,804,075

Net assets	$386,114,864

Class IA
Net asset value, offering and redemption price per share, $11,450,366 / 1,010,051 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

Class IB
Net asset value, offering and redemption price per share, $374,664,498 / 33,091,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $510,631 foreign withholding tax)	$5,026,897

Total income	5,026,897

EXPENSES
Investment management fees	1,642,962
Distribution fees - Class IB	420,929
Administrative fees	190,870
Professional fees	20,546
Printing and mailing expenses	13,491
Custodian fees	12,646
Recoupment fees	11,485
Trustees’ fees	3,683
Miscellaneous	6,420

Total expenses	2,323,032

NET INVESTMENT INCOME (LOSS)	2,703,865

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (net of India tax of $6,410 on realized gain on investments)	3,436,880
Foreign currency transactions	(153,507)

Net realized gain (loss)	3,283,373

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $62,055 on unrealized depreciation on investments)	16,751,197
Foreign currency translations	19,848

Net change in unrealized appreciation (depreciation)	16,771,045

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,054,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,758,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,703,865	$1,320,551
Net realized gain (loss) on investments and foreign currency transactions	3,283,373	(5,362,101)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	16,771,045	37,001,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,758,283	32,959,811

DIVIDENDS:
Dividends from net investment income
Class IA	—	(52,848)
Class IB	—	(1,409,817)

TOTAL DIVIDENDS	—	(1,462,665)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 414,400 and 444,029 shares, respectively ]	4,626,929	4,256,749
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,105 shares, respectively ]	—	52,848
Capital shares repurchased [ (76,412) and (181,593) shares, respectively ]	(855,961)	(1,774,675)

Total Class IA transactions	3,770,968	2,534,922

Class IB
Capital shares sold [ 8,782,121 and 12,015,007 shares, respectively ]	97,303,260	116,298,690
Capital shares issued in reinvestment of dividends and distributions [ 0 and 137,023 shares, respectively ]	—	1,409,817
Capital shares repurchased [ (2,635,860) and (5,670,392) shares, respectively ]	(29,302,694)	(52,497,449)

Total Class IB transactions	68,000,566	65,211,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	71,771,534	67,745,980

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,529,817	99,243,126
NET ASSETS:
Beginning of period	291,585,047	192,341,921

End of period (a)	$386,114,864	$291,585,047

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,664,391	$(39,474)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,				August 31, 2006* to December 31, 2006
Class IA		2010	2009	2008	2007
Net asset value, beginning of period	$10.56	$9.22	$6.68	$11.48	$11.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.08 (e)	0.08 (e)	0.18 (e)	0.09 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	1.34	2.53	(4.84)	0.56	1.00

Total from investment operations	0.78	1.42	2.61	(4.66)	0.65	1.01

Less distributions:
Dividends from net investment income	—	(0.08)	(0.07)	(0.13)	(0.06)	(0.01)
Distributions from net realized gains	—	—	—	(0.01)	(0.11)	—	#

Total dividends and distributions	—	(0.08)	(0.07)	(0.14)	(0.17)	(0.01)

Net asset value, end of period	$11.34	$10.56	$9.22	$6.68	$11.48	$11.00

Total return (b)	7.39%	15.43%	39.07%	(40.60)%	5.94%	10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,450	$7,096	$3,729	$2,257	$6,248	$4,410
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)	1.10%	1.10%	1.14%	1.37%	1.46%	2.25	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.84%	0.79%	1.03%	1.84%	0.74%	0.30%
Before waivers (a)	1.84%	0.79%	0.98%	1.57%	0.38%	(1.11)%
Portfolio turnover rate	9%	22%	19%	33%	22%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,						August 31, 2006* to December 31, 2006
Class IB		2010	2009	2008		2007
Net asset value, beginning of period	$10.56	$9.22	$6.68	$11.48		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.06 (e)	0.06 (e)	0.12	(e)	0.05	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.67	1.33	2.53	(4.80)		0.58		0.99

Total from investment operations	0.76	1.39	2.59	(4.68)		0.63		0.99

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.11)		(0.03)		—
Distributions from net realized gains	—	—	—	(0.01)		(0.11)		—	#

Total dividends and distributions	—	(0.05)	(0.05)	(0.12)		(0.14)		—	#

Net asset value, end of period	$11.32	$10.56	$9.22	$6.68		$11.48		$10.99

Total return (b)	7.20%	15.14%	38.71%	(40.75)%		5.66%		10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$374,664	$284,489	$188,613	$101,688		$131,915		$26,740
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.35%	1.35%	1.35%		1.35%		1.35%
Before waivers (a)	1.35%	1.35%	1.39%	1.62	%(c)	1.71	%(c)	2.50	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.56%	0.59%	0.75%	1.33%		0.39%		0.13%
Before waivers (a)	1.56%	0.59%	0.71%	1.05%		(0.04)%		(0.93)%
Portfolio turnover rate	9%	22%	19%	33%		22%		6%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Corporate Bonds	47.3%
Government Securities	37.0
Asset-Backed and Mortgage-Backed Securities	9.5
Convertible Preferred Stocks	0.0	#
Equities	0.0	#
Cash and Other	6.2

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,005.00	$2.88
Hypothetical (5% average return before expenses)	1,000.00	1,021.92	2.91
Class IB
Actual	1,000.00	1,004.00	4.12
Hypothetical (5% average return before expenses)	1,000.00	1,020.68	4.16

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.58% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (9.5%)
Asset-Backed Securities (6.7%)
Access Group, Inc.,
Series 2008-1 A 1.574%, 10/27/25(l)	$16,566,627	$16,893,883
American Express Credit Account Master Trust,
Series 2009-1 A 1.537%, 12/15/14(l)	2,000,000	2,022,231
Bank of America Credit Card Trust,
Series 2006-A15 A15 0.187%, 4/15/14(l)	10,437,000	10,433,940
Bank One Issuance Trust,
Series 2004-A5 A5 0.317%, 3/17/14(l)	2,000,000	2,000,035
Capital Auto Receivables Asset Trust,
Series 2008-2 A3B 1.637%, 10/15/12(l)	1,179,443	1,181,925
Chase Issuance Trust,
Series 2006-A4 A4 0.207%, 10/15/13(l)	2,175,000	2,174,903
Series 2009-A2 A2 1.737%, 4/15/14(l)	21,800,000	22,053,748
Citibank Omni Master Trust,
Series 2009-A14A A14 2.937%, 8/15/18(l)§	5,000,000	5,251,185
Series 2009-A8 A8 2.287%, 5/16/16(l)§	26,600,000	26,900,455
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A 0.266%, 1/25/37(l)	206,893	126,195
Collegiate Funding Services Education Loan Trust I,
Series 2005-B A2 0.346%, 12/28/21(l)	11,353,654	11,245,427
Daimler Chrysler Auto Trust,
Series 2008-B A3B 1.670%, 9/10/12(l)	5,882	5,882
Education Funding Capital Trust I,
Series 2003-3 A3 0.517%, 3/16/20(l)	1,060,249	1,057,511
EFS Volunteer LLC,
Series 2010-1 A1 1.124%, 10/26/26(l)§	2,021,734	2,024,693
Ford Credit Auto Owner Trust,
Series 2008-C A3 1.607%, 6/15/12(l)	650,219	650,392
Series 2009-A A3B 2.687%, 5/15/13(l)	11,396,037	11,462,462
GCO Education Loan Funding Trust,
Series 2005-1 A3L 0.337%, 11/25/20(l)	165,319	163,935
GSAA Home Equity Trust,
Series 2007-6 A4 0.486%, 5/25/47(l)	700,000	436,339
Massachusetts Educational Financing Authority,
Series 2008-1 A1 1.224%, 4/25/38(l)	1,211,684	1,212,676
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4 0.397%, 8/26/19(l)	2,500,000	2,475,668

	Principal Amount	Value (Note 1)

Nelnet Student Loan Trust,
Series 2008-4 A2 0.974%, 7/25/18(l)	$2,260,544	$2,271,780
Nissan Auto Receivables Owner Trust,
Series 2010-A A1 0.356%, 10/17/11	154,532	154,532
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 1.430%, 10/1/35(l)	2,790,780	2,827,367
Series 2011-1 A1 0.758%, 10/1/18(l)	6,300,000	6,295,593
Plymouth Rock CLO Ltd./Plymouth Rock CLO, Inc.,
Series 2010-1A A 1.761%, 2/16/19(l)§	2,314,547	2,313,005
SLM Student Loan Trust,
Series 2004-8 A4 0.414%, 1/27/20(l)	6,055,138	6,047,171
Series 2004-9 A4 0.404%, 4/25/17(l)	982,909	982,609
Series 2005-6 A4 0.364%, 4/25/22(l)	3,049,314	3,042,594
Series 2007-3 A3 0.314%, 4/25/19(l)	8,700,000	8,428,546
Series 2007-6 A1 0.444%, 4/27/15(l)	732,281	732,169
Series 2008-2 A2 0.724%, 1/25/17(l)	7,700,000	7,713,779
Series 2008-5 A2 1.374%, 10/25/16(l)	1,593,793	1,613,897
Series 2008-9 A 1.774%, 4/25/23(l)	18,762,908	19,287,928
Series 2009-B A1 6.187%, 7/15/42(l)§	36,209,085	34,442,299
Series 2009-C A 4.500%, 11/16/43(l)§	13,290,743	12,811,279
Series 2009-CT 1A 2.350%, 4/15/39(l)§	2,864,340	2,892,586
Series 2009-D A 3.500%, 8/17/43(l)§	14,893,239	14,985,287

		246,615,906

Non-Agency CMO (2.8%)
American Home Mortgage Assets,
Series 2006-1 2A1 0.376%, 5/25/46(l)	8,916,706	5,130,445
Banc of America Commercial Mortgage, Inc.,
Series 2007-3 A2 5.802%, 6/10/49(l)	1,029,239	1,059,377
Series 2007-3 A2FL 0.360%, 6/10/49(l)§	1,029,239	994,339
Series 2007-3 A4 5.802%, 6/10/49(l)	1,400,000	1,507,169
Series 2007-4 A4 5.930%, 2/10/51(l)	1,400,000	1,519,789
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 6.500%, 9/25/33	22,129	22,925
Banc of America Re-Remic Trust,
Series 2011-STRP A1 1.274%, 1/17/49§	5,262,177	5,212,796
Series 2011-STRP A10 1.464%, 12/17/49§	1,527,051	1,512,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2011-STRP A5 1.765%, 2/17/40§	$492,680	$489,785
BCAP LLC Trust,
Series 2006-AA2 A1 0.356%, 1/25/37(l)	1,185,128	665,134
BCRR Trust,
Series 2010-LEAF 11A 4.230%, 12/22/35§	204,329	206,952
Series 2010-LEAF 16A 4.230%, 8/22/33§	400,000	399,816
Series 2010-LEAF 17A 4.230%, 8/22/33§	70,000	69,972
Series 2010-LEAF 18A 4.230%, 8/22/33§	66,063	66,021
Series 2010-LEAF 19A 4.230%, 6/22/38§	155,358	156,224
Series 2010-LEAF 20A 4.230%, 12/22/35§	3,003,801	3,050,765
Series 2010-LEAF 22A 4.230%, 9/22/35§	31,750	31,739
Series 2010-LEAF 23A 4.230%, 4/22/34§	31,150	31,130
Series 2010-LEAF 24A 4.230%, 4/22/35§	47,056	47,048
Series 2010-LEAF 25A 4.230%, 5/22/34§	650,000	658,360
Series 2010-LEAF 26A 4.230%, 5/22/34§	470,000	480,529
Series 2010-LEAF 2A 4.230%, 2/22/41§	145,000	149,203
Series 2010-LEAF 32A 4.230%, 12/22/32§	220,000	219,858
Series 2010-LEAF 34A 4.230%, 12/22/28§	39,939	39,915
Series 2010-LEAF 35A 4.230%, 11/22/33§	825,668	828,762
Series 2010-LEAF 36A 4.230%, 3/22/31§	267,830	271,332
Series 2010-LEAF 37A 4.230%, 3/22/34§	80,000	81,423
Series 2010-LEAF 39A 4.230%, 3/22/34§	5,431	5,425
Series 2010-LEAF 3A 4.230%, 2/22/41§	94,941	96,508
Series 2010-LEAF 41A 4.230%, 12/22/35§	49,420	49,420
Series 2010-LEAF 43A 4.230%, 11/22/36§	390,000	392,814
Series 2010-LEAF 44A 4.230%, 4/22/34§	255,420	259,936
Series 2010-LEAF 5A 4.230%, 5/22/35§	135,701	135,614
Series 2010-LEAF 6A 4.230%, 6/22/35§	212,034	214,224
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2 2.768%, 2/25/33(l)	16,045	14,146
Series 2003-3 3A2 2.611%, 5/25/33(l)	119,198	116,901
Series 2003-8 2A1 2.864%, 1/25/34(l)	8,976	8,680

	Principal Amount	Value (Note 1)

Series 2003-8 4A1 3.070%, 1/25/34(l)	$28,454	$25,413
Series 2004-10 21A1 3.113%, 1/25/35(l)	3,472,684	3,097,635
Series 2005-2 A1 2.710%, 3/25/35(l)	155,875	146,138
Series 2005-2 A2 2.731%, 3/25/35(l)	48,184	44,691
Series 2005-5 A1 2.340%, 8/25/35(l)	51,895	47,198
Series 2005-5 A2 2.400%, 8/25/35(l)	909,572	806,528
Series 2007-3 1A1 5.230%, 5/25/47(l)	9,727,593	6,874,198
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.916%, 9/25/35(l)	2,683,094	1,925,764
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A A1 0.316%, 5/25/48(l)§	1,601,679	756,912
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A 2.660%, 12/25/35(l)	70,627	63,831
Series 2005-11 A2A 2.670%, 12/25/35(l)	962,528	891,514
Series 2005-12 2A1 0.986%, 8/25/35(l)§	898,692	682,680
Series 2005-6 A1 2.370%, 8/25/35(l)	71,633	63,519
Series 2005-6 A2 2.450%, 8/25/35(l)	323,433	282,703
Series 2005-6 A3 2.100%, 8/25/35(l)	43,746	37,096
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	4,000,000	4,335,755
Series 2007-CD4 A2B 5.205%, 12/11/49	2,000,000	2,031,208
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A2 4.630%, 5/10/43	1,032,539	1,044,003
Series 2007-FL14 A1 0.277%, 6/15/22(l)§	349,021	334,380
Countrywide Alternative Loan Trust,
Series 2003-J1 4A1 6.000%, 10/25/32	1,442	1,442
Series 2005-61 2A1 0.466%, 12/25/35(l)	29,686	20,827
Series 2005-62 2A1 1.280%, 12/25/35(l)	275,726	175,429
Series 2006-OA22 A1 0.346%, 2/25/47(l)	835,983	469,066
Series 2007-OA7 A1A 0.366%, 5/25/47(l)	192,574	108,749
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2002-30 M 2.823%, 10/19/32(l)	7,202	5,490
Series 2003-HYB3 7A1 2.903%, 11/19/33(l)	47,659	43,929
Series 2004-12 11A1 2.923%, 8/25/34(l)	645,764	496,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2005-25 A11 5.500%, 11/25/35	$1,067,494	$952,051
Series 2005-3 1A2 0.476%, 4/25/35(l)	359,618	225,680
Series 2005-R2 1AF1 0.526%, 6/25/35(l)§	128,025	110,791
Credit Suisse Mortgage Capital Certificates,
Series 2007-TFLA A1 0.257%, 2/15/22(l)§	660,133	637,028
CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A 0.884%, 3/25/32(l)§	1,445	1,237
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1 5.000%, 10/25/18	671,794	678,372
Series 2005-AR2 7A1 5.200%, 10/25/35(l)	381,899	293,929
Series 2006-AB4 A1B1 0.286%, 10/25/36(l)	4,729	1,977
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2 A1 1.441%, 6/28/47(l)§	1,908,944	1,905,784
Extended Stay America Trust,
Series 2010-ESHA XA1 3.330%, 1/5/13 IO(l)§	14,590,512	638,565
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.343%, 6/25/34(l)	219,441	190,167
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.848%, 8/25/35(l)	415,818	367,050
First Union National Bank Commercial Mortgage Trust,
6.141%, 2/12/34	4,066,456	4,127,458
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 A4 5.238%, 11/10/45(l)	5,900,000	6,333,347
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.456%, 11/25/45(l)	49,603	32,758
Series 2006-AR6 A1A 0.266%, 10/25/46(l)	20,060	18,894
GS Mortgage Securities Corp. II,
Series 2007-EOP A1 1.142%, 3/6/20(l)§	697,454	689,793
Series 2007-EOP A3 1.535%, 3/6/20(l)§	2,400,000	2,332,507
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.790%, 9/25/35(l)	246,928	229,747
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A 0.406%, 5/19/35(l)	40,969	26,062
Series 2006-1 2A1A 0.426%, 3/19/36(l)	302,350	177,382
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.664%, 12/25/34(l)	264,888	199,913
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2 A3A 4.678%, 7/15/42	439,047	449,968
Series 2007-CB20 A4 5.794%, 2/12/51(l)	1,900,000	2,058,300

	Principal Amount	Value (Note 1)

Series 2010-C2 A1 2.749%, 11/15/43§	$240,739	$239,623
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.836%, 11/21/34(l)	200,000	188,828
Mellon Residential Funding Corp.,
Series 2000-TBC3 A1 0.627%, 12/15/30(l)	32,114	28,488
Series 2001-TBC1 A1 0.887%, 11/15/31(l)	130,977	122,689
Merrill Lynch Floating Trust,
Series 2006-1 A1 0.257%, 6/15/22(l)§	10,032	9,882
MLCC Mortgage Investors, Inc.,
Series 2005-2 1A 1.653%, 10/25/35(l)	1,926,601	1,664,103
Series 2005-2 2A 4.250%, 10/25/35(l)	1,786,205	1,536,331
Series 2005-2 3A 1.191%, 10/25/35(l)	320,783	268,994
Series 2005-3 4A 0.436%, 11/25/35(l)	219,338	178,921
Series 2005-3 5A 0.436%, 11/25/35(l)	294,435	249,428
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1 0.486%, 8/25/35(l)	63,951	38,808
Securitized Asset Sales, Inc.,
Series 1993-6 A5 2.565%, 11/26/23(l)	2,486	2,333
Sequoia Mortgage Trust,
Series 10 2A1 0.946%, 10/20/27(l)	18,451	16,635
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.580%, 2/25/34(l)	172,327	152,939
Series 2004-19 2A1 1.678%, 1/25/35(l)	52,276	30,052
Series 2005-17 3A1 2.638%, 8/25/35(l)	240,375	187,951
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5 1A1 0.516%, 10/19/34(l)	107,807	96,102
Series 2005-AR5 A1 0.436%, 7/19/35(l)	214,399	147,019
Series 2005-AR5 A2 0.436%, 7/19/35(l)	446,568	361,253
Series 2006-AR4 2A1 0.376%, 6/25/36(l)	69,099	43,992
Series 2006-AR5 1A1 0.396%, 5/25/46(l)	2,272,045	1,223,668
Structured Asset Securities Corp.,
Series 2006-11 A1 2.756%, 10/25/35(l)§	85,620	80,874
Thornburg Mortgage Securities Trust,
Series 2006-5 A1 0.306%, 10/25/46(l)	427,686	426,227
Series 2007-1 A3A 0.286%, 3/25/37(l)	2,588,560	2,527,782
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A A1 0.277%, 9/15/21(l)§	2,344,900	2,252,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2007-C32 A2 5.927%, 6/15/49(l)	$7,039,814	$7,320,863
Series 2007-WHL8 A1 0.267%, 6/15/20(l)§	2,250,318	2,040,089
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A 1.480%, 11/25/42(l)	11,758	10,080
Series 2002-AR2 A 2.609%, 2/27/34(l)	10,339	9,514
Series 2003-AR1 A5 2.255%, 3/25/33(l)	1,210,077	1,103,206
Series 2004-AR1 A 2.573%, 3/25/34(l)	2,788,439	2,599,743
Series 2005-AR13 A1A1 0.476%, 10/25/45(l)	288,347	230,428
Series 2005-AR15 A1A1 0.446%, 11/25/45(l)	66,435	52,386
Series 2006-AR15 2A 1.780%, 11/25/46(l)	62,981	44,383
Series 2006-AR3 A1A 1.280%, 2/25/46(l)	100,049	75,450
Series 2006-AR7 3A 2.860%, 7/25/46(l)	308,393	218,810
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 2.832%, 9/25/34(l)	107,844	105,589
Series 2007-10 1A22 0.686%, 7/25/37(l)	2,112,688	1,699,706

		101,274,318

Total Asset-Backed and Mortgage-Backed Securities		347,890,224

Corporate Bonds (47.3%)
Consumer Discretionary (3.8%)
Auto Components (0.8%)
Johnson Controls, Inc. 0.683%, 2/4/14(l)	30,000,000	30,101,490

Automobiles (1.1%)
Daimler Finance N.A. LLC
7.300%, 1/15/12	3,000,000	3,104,430
6.500%, 11/15/13	100,000	111,249
Daimler Finance North America LLC
0.856%, 3/28/14(l)§	32,500,000	32,513,552
Ford Motor Co.
2.997%, 12/15/13(l)	1,231,141	1,228,736
3.020%, 12/15/13(l)	3,455,477	3,450,926

		40,408,893

Media (1.9%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	10,900,000	12,208,425
Comcast Cable Holdings LLC
9.800%, 2/1/12	2,080,000	2,187,330
Comcast Corp.
5.300%, 1/15/14	2,000,000	2,193,362
COX Communications, Inc.
7.125%, 10/1/12	12,649,000	13,566,470
4.625%, 6/1/13	17,953,000	19,063,178
5.450%, 12/15/14	798,000	889,396
NBCUniversal Media LLC
2.100%, 4/1/14§	2,990,000	3,029,663

	Principal Amount	Value (Note 1)

Reed Elsevier Capital, Inc.
6.750%, 8/1/11	$627,000	$629,780
4.625%, 6/15/12	2,115,000	2,184,780
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	5,049,072
Time Warner Entertainment Co. LP
8.875%, 10/1/12	5,000,000	5,477,470
Time Warner, Inc.
6.875%, 5/1/12	1,500,000	1,576,364
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,269,976

		70,325,266

Total Consumer Discretionary		140,835,649

Consumer Staples (5.5%)
Beverages (1.0%)
Anheuser-Busch Cos., Inc.
4.700%, 4/15/12	100,000	103,130
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	19,700,000	20,227,625
0.977%, 3/26/13(l)	8,625,000	8,704,419
2.500%, 3/26/13	1,500,000	1,537,124
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	4,000,000	3,996,208

		34,568,506

Food & Staples Retailing (0.1%)
CVS Caremark Corp.
5.750%, 8/15/11	4,967,000	4,995,555

Food Products (3.3%)
Archer-Daniels-Midland Co.
0.422%, 8/13/12(l)	30,000,000	30,054,990
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	563,280
General Mills, Inc.
5.650%, 9/10/12	473,000	499,762
6.470%, 10/15/12	12,900,000	13,631,030
5.250%, 8/15/13	2,235,000	2,428,363
0.611%, 5/16/14(l)	10,700,000	10,744,245
H.J. Heinz Co.
5.350%, 7/15/13	5,483,000	5,950,223
Kellogg Co.
4.250%, 3/6/13	15,000,000	15,830,580
Kraft Foods, Inc.
5.625%, 11/1/11	702,000	713,236
6.250%, 6/1/12	12,700,000	13,333,692
6.000%, 2/11/13	13,900,000	14,987,967
2.625%, 5/8/13	3,950,000	4,063,744
5.250%, 10/1/13	1,750,000	1,901,675
Wm. Wrigley Jr. Co.
2.450%, 6/28/12§	6,600,000	6,613,160

		121,315,947

Tobacco (1.1%)
Altria Group, Inc.
8.500%, 11/10/13	21,050,000	24,397,202
Reynolds American, Inc.
7.250%, 6/1/12	725,000	765,814
7.250%, 6/1/13	2,275,000	2,515,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

UST LLC
6.625%, 7/15/12	$11,775,000	$12,443,149

		40,121,289

Total Consumer Staples		201,001,297

Energy (2.8%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.183%, 6/2/14(l)	5,525,000	5,547,205

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	10,703,894
5.750%, 6/15/14	4,400,000	4,857,472
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	3,600,000	3,895,088
Devon Energy Corp.
5.625%, 1/15/14	850,000	941,966
Energy Transfer Partners LP
5.650%, 8/1/12	5,250,000	5,500,630
6.000%, 7/1/13	1,995,000	2,155,998
8.500%, 4/15/14	7,745,000	9,010,967
Enterprise Products Operating LLC
7.625%, 2/15/12	2,447,000	2,545,355
4.600%, 8/1/12	15,275,000	15,864,248
9.750%, 1/31/14	2,500,000	2,984,455
5.600%, 10/15/14	13,026,000	14,471,092
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	4,250,000	4,436,413
5.850%, 9/15/12	3,370,000	3,551,013
5.000%, 12/15/13	905,000	981,348
5.125%, 11/15/14	2,610,000	2,864,840
Plains All American Pipeline LP
4.250%, 9/1/12	8,227,000	8,506,249
Transcontinental Gas Pipe Line Corp.
Series B 7.000%, 8/15/11	2,820,000	2,839,847
8.875%, 7/15/12	2,000,000	2,159,234

		98,270,109

Total Energy		103,817,314

Financials (21.0%)
Capital Markets (3.1%)
Bank of New York Mellon Corp.
6.375%, 4/1/12	745,000	777,469
0.553%, 1/31/14(l)	16,375,000	16,425,893
Goldman Sachs Group, Inc.
1.268%, 2/7/14(l)	2,150,000	2,132,161
0.846%, 9/29/14(l)	6,500,000	6,345,586
0.785%, 1/12/15(l)	5,000,000	4,821,585
0.697%, 3/22/16(l)	5,000,000	4,715,205
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	2,995,000	3,152,869
5.571%, 10/4/12	900,000	930,141
5.450%, 2/5/13	3,895,000	4,131,785
6.150%, 4/25/13	2,550,000	2,738,022
5.000%, 2/3/14	2,000,000	2,153,226
Morgan Stanley
0.590%, 1/9/14(l)	2,100,000	2,047,366
1.874%, 1/24/14(l)	63,225,000	63,669,092

	Principal Amount	Value (Note 1)

Northern Trust Corp.
5.200%, 11/9/12	$685,000	$725,998

		114,766,398

Commercial Banks (4.4%)
American Express Bank FSB
3.150%, 12/9/11	11,310,000	11,454,338
0.340%, 6/12/12(l)	3,500,000	3,492,198
5.550%, 10/17/12	1,500,000	1,582,542
5.500%, 4/16/13	8,100,000	8,665,348
American Express Centurion Bank
0.340%, 6/12/12(l)	2,500,000	2,494,895
5.550%, 10/17/12	1,800,000	1,900,237
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,263,112
JPMorgan Chase Bank N.A.
0.580%, 6/13/16(l)	5,700,000	5,336,277
Regions Bank/Alabama
3.250%, 12/9/11	24,000,000	24,325,296
Regions Financial Corp.
0.417%, 6/26/12(l)	1,635,000	1,589,061
U.S. Bancorp
2.000%, 6/14/13	2,400,000	2,451,802
Union Bank N.A.
2.125%, 12/16/13	2,230,000	2,242,185
1.202%, 6/6/14(l)	17,000,000	16,985,584
Wachovia Corp.
2.043%, 5/1/13(l)	19,000,000	19,502,284
5.500%, 5/1/13	13,870,000	14,915,132
0.463%, 8/1/13(l)	33,335,000	33,169,292
Wells Fargo & Co.
0.473%, 10/28/15(l)	1,420,000	1,372,411

		159,741,994

Consumer Finance (2.2%)
American Express Co.
7.250%, 5/20/14	4,307,000	4,925,864
American Express Credit Corp.
7.300%, 8/20/13	3,000,000	3,338,967
5.125%, 8/25/14	370,000	403,789
American Honda Finance Corp.
0.638%, 11/7/12(l)§	5,500,000	5,489,275
HSBC Finance Corp.
0.597%, 9/14/12(l)	12,850,000	12,812,029
0.528%, 1/15/14(l)	51,324,000	50,485,109
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	919,852

		78,374,885

Diversified Financial Services (8.5%)
American Express Travel Related Services Co., Inc.
5.250%, 11/21/11§	2,000,000	2,034,788
BA Covered Bond Issuer
5.500%, 6/14/12§(b)	8,800,000	9,131,232
Bank of America Corp.
4.875%, 9/15/12	800,000	833,744
4.875%, 1/15/13	9,400,000	9,857,225
1.693%, 1/30/14(l)	15,000,000	15,034,560
7.375%, 5/15/14	12,100,000	13,602,772
Caterpillar Financial Services Corp.
0.419%, 2/22/13(l)	7,000,000	7,006,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup, Inc.
2.262%, 8/13/13(l)	$15,700,000	$15,993,920
6.500%, 8/19/13	900,000	978,802
1.733%, 1/13/14(l)	28,600,000	28,784,212
5.000%, 9/15/14	5,000,000	5,239,790
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	1,000,000	1,084,296
Credit Suisse USA, Inc.
0.535%, 4/12/13(l)	1,500,000	1,496,121
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,067,718
General Electric Capital Corp.
0.502%, 12/7/12(l)	13,600,000	13,659,894
0.247%, 12/21/12(l)	40,000,000	40,032,880
1.159%, 5/22/13(l)	10,800,000	10,892,794
0.367%, 6/20/13(l)	1,778,000	1,752,816
0.367%, 12/20/13(l)	500,000	493,971
1.077%, 12/20/13(l)	5,000,000	5,015,755
1.153%, 1/7/14(l)	1,200,000	1,206,838
Genworth Global Funding Trusts
5.750%, 5/15/13	9,650,000	10,115,555
John Deere Capital Corp.
0.402%, 7/15/13(l)	22,550,000	22,572,956
JPMorgan Chase & Co.
0.497%, 12/26/12(l)	25,000,000	25,112,525
National Rural Utilities Cooperative Finance Corp.
0.352%, 12/9/11(l)	16,500,000	16,501,881
7.250%, 3/1/12	1,000,000	1,043,953
SSIF Nevada LP
0.981%, 4/14/14(l)§	35,000,000	35,000,210
TIAA Global Markets, Inc.
4.950%, 7/15/13§	2,910,000	3,120,387

		308,667,951

Insurance (2.5%)
American International Group, Inc.
0.386%, 10/18/11(l)	2,000,000	1,990,340
5.375%, 10/18/11	4,600,000	4,646,000
0.347%, 3/20/12(l)	5,000,000	4,969,470
4.950%, 3/20/12	4,571,000	4,653,278
4.250%, 5/15/13	5,000,000	5,139,865
3.750%, 11/30/13§	10,000,000	10,231,690
3.650%, 1/15/14	4,000,000	4,076,360
MetLife Institutional Funding II
0.685%, 7/12/12(l)§	5,000,000	5,012,765
MetLife, Inc.
5.375%, 12/15/12	140,000	148,089
1.520%, 8/6/13(l)	3,713,000	3,752,254
Metropolitan Life Global Funding I
0.482%, 8/13/12(l)§	2,770,000	2,768,155
2.875%, 9/17/12§	500,000	510,978
5.125%, 4/10/13§	2,200,000	2,340,862
5.200%, 9/18/13§	230,000	250,042
1.040%, 1/10/14(l)§	10,500,000	10,497,490
Monumental Global Funding II
5.650%, 7/14/11§	1,500,000	1,501,235
Monumental Global Funding III
0.444%, 1/25/13(l)§	5,000,000	4,946,845
0.478%, 1/15/14(l)§	2,500,000	2,416,960
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,277,820

	Principal Amount	Value (Note 1)

Pricoa Global Funding I
0.373%, 1/30/12(l)§	$9,800,000	$9,771,061
4.625%, 6/25/12§	3,400,000	3,501,922
0.377%, 6/26/12(l)§	2,000,000	1,990,082
5.400%, 10/18/12§	5,300,000	5,572,817

		91,966,380

Real Estate Investment Trusts (REITs) (0.3%)
Boston Properties LP
6.250%, 1/15/13	667,000	716,007
2.875%, 2/15/37	7,200,000	7,218,000
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,262,263

		11,196,270

Total Financials		764,713,878

Health Care (0.2%)
Pharmaceuticals (0.2%)
Eli Lilly and Co.
4.200%, 3/6/14	5,950,000	6,423,805

Total Health Care		6,423,805

Industrials (2.2%)
Airlines (0.7%)
American Airlines, Inc.
Assured Guaranty Corp 7.858%, 10/1/11	17,805,000	18,027,562
Southwest Airlines Co.
10.500%, 12/15/11§	7,900,000	8,202,760

		26,230,322

Building Products (0.1%)
CRH America, Inc. 5.625%, 9/30/11	2,000,000	2,021,942

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.375%, 11/15/12	6,670,000	7,141,916

Machinery (1.2%)
Caterpillar, Inc.
0.425%, 5/21/13(l)	14,200,000	14,216,117
Danaher Corp.
0.497%, 6/21/13(l)	29,300,000	29,340,346

		43,556,463

Total Industrials		78,950,643

Information Technology (3.0%)
Communications Equipment (0.9%)
Cisco Systems, Inc.
0.499%, 3/14/14(l)	32,050,000	32,139,868

Computers & Peripherals (0.5%)
Hewlett-Packard Co.
0.654%, 5/30/14(l)	18,500,000	18,585,525

Office Electronics (0.5%)
Xerox Corp.
6.875%, 8/15/11	13,057,000	13,144,665
5.500%, 5/15/12	5,200,000	5,406,518

		18,551,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp.
1.500%, 11/1/13§	$3,000,000	$3,006,990
Texas Instruments, Inc.
0.439%, 5/15/13(l)	36,500,000	36,602,310

		39,609,300

Total Information Technology		108,885,876

Materials (2.2%)
Chemicals (1.0%)
Dow Chemical Co.
4.850%, 8/15/12	13,300,000	13,891,252
6.000%, 10/1/12	13,000,000	13,784,004
7.600%, 5/15/14	5,250,000	6,088,089
Rohm & Haas Co.
5.600%, 3/15/13	1,500,000	1,607,014

		35,370,359

Metals & Mining (0.2%)
International Steel Group, Inc.
6.500%, 4/15/14	7,321,000	8,118,447

Paper & Forest Products (1.0%)
Georgia-Pacific LLC
2.246%, 12/21/12(l)	2,493,421	2,489,785
8.250%, 5/1/16§	6,200,000	7,028,066
7.125%, 1/15/17§	24,650,000	25,987,386

		35,505,237

Total Materials		78,994,043

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.
5.875%, 8/15/12	1,502,000	1,586,014
4.850%, 2/15/14	3,500,000	3,801,588
5.100%, 9/15/14	10,110,000	11,110,304
BellSouth Corp.
4.463%, 4/26/12§	5,000,000	5,146,875
Qwest Corp.
8.875%, 3/15/12	24,948,000	26,257,770
3.497%, 6/15/13(l)	3,200,000	3,272,000
Verizon Communications, Inc. 0.856%, 3/28/14(l)	25,700,000	25,940,552

		77,115,103

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,719,009
5.550%, 2/1/14	3,650,000	4,023,140
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,500,000	1,590,358

		11,332,507

Total Telecommunication Services		88,447,610

Utilities (4.2%)
Electric Utilities (2.0%)
Columbus Southern Power Co. 5.500%, 3/1/13	435,000	465,177

	Principal Amount	Value (Note 1)

Duke Energy Corp.
5.650%, 6/15/13	$23,135,000	$25,088,520
6.300%, 2/1/14	1,200,000	1,340,114
KCP&L Greater Missouri Operations Co.
11.875%, 7/1/12	4,000,000	4,407,008
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	900,000	954,393
Nevada Power Co.
5.875%, 1/15/15	150,000	168,018
NextEra Energy Capital Holdings, Inc.
5.625%, 9/1/11	5,100,000	5,138,454
2.550%, 11/15/13	17,680,000	18,073,221
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	1,625,000	1,772,329
PSEG Power LLC
6.950%, 6/1/12	1,701,000	1,793,381
2.500%, 4/15/13	3,980,000	4,053,272
Public Service Co. of Colorado
4.875%, 3/1/13	2,000,000	2,131,990
Southern Co.
5.300%, 1/15/12	2,800,000	2,870,258
Virginia Electric & Power Co.
Series A 4.750%, 3/1/13	3,550,000	3,770,959

		72,027,094

Gas Utilities (1.6%)
DCP Midstream LLC
9.700%, 12/1/13§	2,100,000	2,456,021
DCP Midstream Operating LP
3.250%, 10/1/15	3,300,000	3,320,968
NGPL Pipeco LLC
6.514%, 12/15/12§	28,929,000	30,421,534
Rockies Express Pipeline LLC
6.250%, 7/15/13§	19,400,000	20,818,121

		57,016,644

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
2.053%, 2/1/13	132,848	132,537
1.996%, 2/1/13(l)	793,064	791,329
2.023%, 2/1/13(l)	1,896,802	1,892,356

		2,816,222

Multi-Utilities (0.5%)
Dominion Resources, Inc.
5.700%, 9/17/12	2,555,000	2,700,837
5.000%, 3/15/13	2,390,000	2,548,044
1.800%, 3/15/14	15,000,000	15,141,930

		20,390,811

Total Utilities		152,250,771

Total Corporate Bonds		1,724,320,886

Government Securities (37.0%)
Agency ABS (32.3%)
Federal Farm Credit Bank
0.216%, 7/22/13(l)	20,000,000	20,008,120
Federal Home Loan Mortgage Corp.
0.130%, 11/2/12(l)	200,000,000	199,900,600
0.140%, 2/4/13(l)	53,600,000	53,562,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

0.146%, 3/21/13(l)	$200,000,000	$199,874,000
0.141%, 6/3/13(l)	125,000,000	124,863,875
Federal National Mortgage Association
0.000%, 8/10/11	7,700,000	7,699,831
0.000%, 10/19/11	3,300,000	3,299,597
0.206%, 8/23/12(l)	219,131,000	219,283,077
0.206%, 11/23/12(l)	30,500,000	30,516,988
0.216%, 12/20/12(l)	228,375,000	228,521,617
0.216%, 12/28/12(l)	1,100,000	1,100,706
3.500%, 3/8/16	50,000,000	50,271,100
1.000%, 2/17/26(e)	10,000,000	9,998,790
National Credit Union Administration Guaranteed Notes
Series 2010-A1 A 0.540%, 12/7/20(l)	4,342,314	4,350,498
Small Business Administration
Series 2008-P10A 5.902%, 2/10/18	699,483	781,560
Series P10A 4.504%, 2/1/14	19,482	20,427
Small Business Administration Participation Certificates
Series 2003-20I 5.130%, 9/1/23	23,018	24,712
Series 2004-20C 4.340%, 3/1/24	142,114	149,870
Series 2005-20B 4.625%, 2/1/25	165,015	175,406
Series 2008-20G 5.870%, 7/1/28	10,862,561	12,021,242
Series 2008-20H 6.020%, 8/1/28	10,290,689	11,551,401

		1,177,976,165

Agency CMO (2.4%)
Federal Home Loan Mortgage Corp.
4.500%, 5/15/17	18,002	18,329
5.000%, 1/15/18	22,113	22,134
0.417%, 2/15/19(l)	3,566,070	3,569,636
0.337%, 7/15/19(l)	1,748,492	1,749,059
5.000%, 2/15/20	357,692	366,545
5.000%, 8/15/20	183,203	192,162
0.337%, 10/15/20(l)	3,219,741	3,215,435
6.500%, 4/15/29	31,286	34,138
0.537%, 12/15/29(l)	3,926	3,907
0.537%, 12/15/30(l)	16,096	16,105
0.587%, 9/15/36(l)	244,607	243,807
0.567%, 11/15/36(l)	216,711	215,833
0.687%, 2/15/41(l)	17,802,096	17,828,085
0.607%, 4/15/41(l)	7,608,459	7,589,068
6.500%, 7/25/43	12,072	14,023
1.484%, 10/25/44(l)	1,104,716	1,092,544
1.500%, 2/25/45(l)	1,400,038	1,353,496
Federal National Mortgage Association
0.486%, 5/25/35(l)	306,188	304,279
2.534%, 5/25/35(l)	475,514	488,083
0.246%, 12/25/36(l)	73,903	71,589
0.386%, 10/27/37(l)	6,700,000	6,560,637
0.536%, 5/25/42(l)	94,465	93,756
5.950%, 2/25/44	85,657	87,827
National Credit Union Administration Guaranteed Notes
Series 2010-C1 1.600%, 10/29/20	10,280,752	10,231,276

	Principal Amount	Value (Note 1)

Series 2010-R3 1A 0.750%, 12/8/20(l)	$9,542,968	$9,586,209
Series 2010-R3 2A 0.750%, 12/8/20(l)	4,766,920	4,788,334
Series 2011-R4 1A 0.570%, 3/6/20(l)	17,536,544	17,548,874

		87,285,170

Municipal Bonds (1.6%)
Arkansas Student Loan Authority
1.157%, 11/25/43(l)	4,013,829	3,985,652
City of New York, New York
1.520%, 8/1/13	10,000,000	10,124,800
New Jersey Economic Development Authority
1.247%, 6/15/13(l)	7,000,000	6,992,370
North Carolina State Education Assistance Authority
0.785%, 10/26/20	16,700,000	16,665,264
South Carolina Student Loan Corp.
0.724%, 1/25/21(l)	12,329,558	12,304,777
State of Illinois
2.926%, 2/1/13	3,900,000	3,945,825
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,315,000	972,364
University of California
1.988%, 5/15/50(l)	1,500,000	1,523,100

		56,514,152

U.S. Government Agencies (0.7%)
Federal Home Loan Mortgage Corp.
2.490%, 11/1/23(l)	5,568	5,784
2.489%, 1/1/34(l)	45,520	47,677
4.960%, 3/1/35(l)	424,014	451,683
4.835%, 10/1/35(l)	186,904	197,979
5.095%, 10/1/35(l)	235,709	252,641
4.801%, 11/1/35(l)	199,244	210,931
6.290%, 7/1/36(l)	1,712,784	1,765,797
6.259%, 9/1/36(l)	1,616,660	1,673,697
6.728%, 10/1/36(l)	1,479,860	1,536,201
Federal National Mortgage Association
5.250%, 8/1/12	6,000,000	6,311,874
3.000%, 7/28/14	5,000,000	5,008,505
0.910%, 1/1/21(l)	4,965,966	4,970,495
2.680%, 11/1/34(l)	1,262,551	1,328,396
2.155%, 1/1/35(l)	36,989	38,268
2.510%, 7/1/35(l)	238,856	248,178
5.603%, 12/1/35(l)	358,300	383,470
5.528%, 1/1/36(l)	410,972	437,237
5.638%, 3/1/36(l)	576,664	624,685
5.738%, 3/1/36(l)	656,994	708,542
1.495%, 3/1/44(l)	743,594	742,604
1.495%, 7/1/44(l)	11,043	11,029
1.495%, 10/1/44(l)	56,337	56,262

		27,011,935

Total Government Securities		1,348,787,422

Total Long-Term Debt Securities (93.8%) (Cost $3,415,265,985)		3,420,998,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	$1,166,000

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		1,166,000

COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc. (Cost $790)	4	767

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (5.7%)
Federal Home Loan Bank
0.02%, 8/17/11 (o)(p)	$7,700,000	7,699,800
0.02%, 8/26/11 (o)(p)	23,500,000	23,499,271
0.03%, 9/7/11 (o)(p)	4,400,000	4,399,749
Federal Home Loan Mortgage Corp.
0.02%, 8/15/11 (o)(p)	4,600,000	4,599,885
0.03%, 9/19/11 (o)(p)	8,100,000	8,099,457
0.03%, 9/22/11 (o)(p)	3,700,000	3,699,745
0.04%, 10/24/11 (o)(p)	15,800,000	15,797,978
Federal National Mortgage Association
0.02%, 8/24/11 (o)(p)	21,000,000	20,999,370
0.03%, 9/7/11 (o)(p)	62,600,000	62,596,432
0.03%, 9/14/11 (o)(p)	53,500,000	53,496,683
0.03%, 9/21/11 (o)(p)	1,900,000	1,899,871

Total Government Securities		206,788,241

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 7/1/11	6,354,221	6,354,221

Total Short-Term Investments (5.9%) (Cost $213,122,981)		213,142,462

Total Investments Before Options Written and Securities Sold Short (99.7%) (Cost $3,629,489,756)		3,635,307,761

	Number of Contracts	Value (Note 1)

OPTION WRITTEN:
Call Option Written (0.0%)
90 Day Eurodollar Future March 2012 @ $99.38*	(343)	(212,231)

		(212,231)

Number of Contracts		Value (Note 1)
Put Option Written (0.0%)
90 Day Eurodollar Future March 2012 @ $99.38*	(343)	$(92,182)

		(92,182)

Total Options Written (0.0%) (Premiums Received $444,185)		(304,413)

Total Investments Before Securities Sold Short (99.7%) (Cost $3,629,045,571)		3,635,003,348

Number of Shares		Value (Note 1)

SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*†	(13)	(209)

Total Securities Sold Short (0.0%) (Proceeds Received $0)		(209)

Total Investments after Options Written and Securities Sold Short (99.7%) (Cost $3,629,045,571)		3,635,003,139
Other Assets Less Liabilities (0.3%)		11,836,673

Net Assets (100%)		$3,646,839,812

*	Non-income producing.
†	Securities (totalling $(209) or (0.0%) of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $405,627,877 or 11.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2011. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2011.
(p)	Yield to maturity.

Glossary:

ABS	— Asset-Backed Security
CMO	— Collateralized Mortgage Obligation
IO	— Interest Only

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Options Written:

Options written through the six months ended June 30, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2011	1,026	$531,417
Options Written	686	444,185
Options Terminated in Closing Purchase Transactions	(1,026)	(531,417)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - June 30, 2011	686	$444,185

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$246,615,906	$ —	$246,615,906
Non-Agency CMO	—	101,274,318	—	101,274,318
Common Stocks
Financials	767	—	—	767
Convertible Preferred Stocks
Financials	1,166,000	—	—	1,166,000
Corporate Bonds
Consumer Discretionary	—	140,835,649	—	140,835,649
Consumer Staples	—	201,001,297	—	201,001,297
Energy	—	103,817,314	—	103,817,314
Financials	—	764,713,878	—	764,713,878
Health Care	—	6,423,805	—	6,423,805
Industrials	—	78,950,643	—	78,950,643
Information Technology	—	108,885,876	—	108,885,876
Materials	—	78,994,043	—	78,994,043
Telecommunication Services	—	88,447,610	—	88,447,610
Utilities	—	152,250,771	—	152,250,771
Forward Currency Contracts	—	415,786	—	415,786
Government Securities
Agency ABS	—	1,177,976,165	—	1,177,976,165
Agency CMO	—	87,285,170	—	87,285,170
Municipal Bonds	—	56,514,152	—	56,514,152
U.S. Government Agencies	—	27,011,935	—	27,011,935
Short-Term Investments	—	213,142,462	—	213,142,462

Total Assets	$1,166,767	$3,634,556,780	$ —	$3,635,723,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Common Stocks
Financials	$—	$—	$(209)	$(209)
Forward Currency Contracts	—	(543,442)	—	(543,442)
Options Written
Call Options Written	(212,231)	—	—	(212,231)
Put Options Written	(92,182)	—	—	(92,182)

Total Liabilities	$(304,413)	$(543,442)	$(209)	$(848,064)

Total	$862,354	$3,634,013,338	$(209)	$3,634,875,483

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds-ABS	Investments in Common Stocks-Financials	Investments in Bonds-Government

Balance as of 12/31/10	$2,709,093	$(83)	$4,984,445
Total gains or losses (realized/unrealized) included in earnings	(18,281)	(126)	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,690,812)	—	(4,984,445)

Balance as of 6/30/11	$—	$(209)	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—	$(126)	—

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—
Foreign exchange contracts	Receivables	415,786
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$415,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(304,413)
Foreign exchange contracts	Payables	(543,442)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	— *
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(847,855)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$122,114	$2,800,776	$—	$—	$2,922,890
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$122,114	$2,800,776	$—	$—	$2,922,890

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$121,355	$—	$—	$—	$121,355
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$121,355	$—	$—	$—	$121,355

The Portfolio held futures, forwards and written options contracts with an average notional balance of approximately $313,232,000, $7,047,000 and $387,000 respectively, during the six months ended June 30, 2011.

^ This Portfolio held options, futures and forward foreign currency contracts in an attempt to enhance returns.

Investment security transactions for the year six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$5,096,166,057
Long-term U.S. Treasury securities	61,471,614

$5,157,637,671

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$4,592,850,258
Long-term U.S. Treasury securities	193,157,361

$4,786,007,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,826,703
Aggregate gross unrealized depreciation	(10,310,141)

Net unrealized appreciation	$5,516,562

Federal income tax cost of investments	$3,629,791,199

The Portfolio has a net capital loss carryforward of $261,573,334 of which $4,546,511 expires in the year 2013, $7,880,586 expires in the year 2015, $131,902,909 expires in the year 2016, $115,032,572 expires in the year 2017 and $2,210,756 expires in the year 2018.

Included in the capital loss carryforward amounts are $144,330,006 of losses acquired from the EQ/Short Duration Bond as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $3,629,489,756)	$3,635,307,761
Foreign cash (Cost $61,927)	65,851
Dividends, interest and other receivables	15,264,986
Receivable from Separate Accounts for Trust shares sold	616,785
Unrealized appreciation on foreign currency contracts	415,786
Other assets	29,627

Total assets	3,651,700,796

LIABILITIES
Overdraft payable	1,428
Investment management fees payable	1,377,101
Payable to Separate Accounts for Trust shares redeemed	1,083,168
Unrealized depreciation on foreign currency contracts	543,442
Payable for securities purchased	394,245
Administrative fees payable	307,807
Options written, at value (Premiums received $444,185)	304,413
Distribution fees payable - Class IB	293,405
Securities sold short (Proceeds received $0)	209
Trustees’ fees payable	162
Accrued expenses	555,604

Total liabilities	4,860,984

NET ASSETS	$3,646,839,812

Net assets were comprised of:
Paid in capital	3,883,599,936
Accumulated undistributed net investment income (loss)	11,155,246
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(253,749,207)
Unrealized appreciation (depreciation) on investments, securities sold short, options written and foreign currency translations	5,833,837

Net assets	$3,646,839,812

Class IA
Net asset value, offering and redemption price per share, $2,221,172,733 / 222,110,895 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class IB
Net asset value, offering and redemption price per share, $1,425,667,079 / 142,592,483 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest	$22,357,626
Dividends (net of $32 foreign withholding tax)	41,218

Total income	22,398,844

EXPENSES
Investment management fees	7,962,648
Distribution fees - Class IB	1,797,886
Administrative fees	1,774,613
Printing and mailing expenses	135,865
Professional fees	40,971
Trustees’ fees	37,727
Custodian fees	22,530
Miscellaneous	31,686

Total expenses	11,803,926

NET INVESTMENT INCOME (LOSS)	10,594,918

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,217,303
Futures	2,800,776
Foreign currency transactions	(8)
Options written	122,114
Securities sold short	3,840

Net realized gain (loss)	8,144,025

Change in unrealized appreciation (depreciation) on:
Securities	(1,649,620)
Foreign currency translations	5,165
Options written	121,355
Securities sold short	74,741

Net change in unrealized appreciation (depreciation)	(1,448,359)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,695,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,290,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,594,918	$12,121,840
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	8,144,025	7,722,639
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(1,448,359)	6,229,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,290,584	26,073,825

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,586,811)
Class IB	—	(5,281,255)

TOTAL DIVIDENDS	—	(12,868,066)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 73,517,807 and 63,352,836 shares, respectively ]	732,194,896	631,666,842
Capital shares issued in reinvestment of dividends and distributions [ 0 and 763,800 shares, respectively ]	—	7,586,811
Capital shares repurchased [ (6,347,425) and (26,006,214) shares, respectively ]	(63,320,138)	(258,909,079)

Total Class IA transactions	668,874,758	380,344,574

Class IB
Capital shares sold [ 14,505,643 and 39,070,234 shares, respectively ]	144,848,653	389,139,332
Capital shares issued in reinvestment of dividends and distributions [ 0 and 531,090 shares, respectively ]	—	5,281,255
Capital shares repurchased [ (25,104,187) and (55,279,573) shares, respectively ]	(250,485,120)	(551,010,601)

Total Class IB transactions	(105,636,467)	(156,590,014)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	563,238,291	223,754,560

TOTAL INCREASE (DECREASE) IN NET ASSETS	580,528,875	236,960,319
NET ASSETS:
Beginning of period	3,066,310,937	2,829,350,618

End of period (a)	$3,646,839,812	$3,066,310,937

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,155,246	$560,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (ii)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,			March 30, 2007* to December 31, 2007
Class IA		2010	2009	2008
Net asset value, beginning of period	$9.95	$9.90	$9.28	$10.53	$10.06

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.06 (e)	0.10 (e)	0.34 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.01	0.05	0.67	(0.71)	0.51

Total from investment operations	0.05	0.11	0.77	(0.37)	0.85

Less distributions:
Dividends from net investment income	—	(0.06)	(0.12)	(0.31)	(0.29)
Distributions from net realized gains	—	—	(0.03)	(0.57)	(0.09)

Total dividends and distributions	—	(0.06)	(0.15)	(0.88)	(0.38)

Net asset value, end of period	$10.00	$9.95	$9.90	$9.28	$10.53

Total return (b)	0.50%	1.10%	8.25%	(3.74)%	8.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,221,173	$1,541,074	$1,156,322	$952,328	$705,347
Ratio of expenses to average net assets:
After waivers (a)	0.58%	0.62%	0.65%	0.66%	0.65%
Before waivers (a)	0.58%	0.62%	0.65%	0.68%	0.69%
Ratio of net investment income to average net assets:
After waivers (a)	0.72%	0.58%	1.01%	3.20%	4.45%
Before waivers (a)	0.72%	0.58%	1.01%	3.18%	4.40%
Portfolio turnover rate	136%	206%	246%	1,056%	1,088%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (ii)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.96	$9.91	$9.28	$10.54	$9.76		$10.14

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.03 (e)	0.07 (e)	0.31 (e)	0.43	(e)	0.43 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.02	0.05	0.68	(0.71)	0.70		(0.41)

Total from investment operations	0.04	0.08	0.75	(0.40)	1.13		0.02

Less distributions:
Dividends from net investment income	—	(0.03)	(0.09)	(0.29)	(0.26)		(0.35)
Distributions from net realized gains	—	—	(0.03)	(0.57)	(0.09)		(0.05)

Total dividends and distributions	—	(0.03)	(0.12)	(0.86)	(0.35)		(0.40)

Net asset value, end of period	$10.00	$9.96	$9.91	$9.28	$10.54		$9.76

Total return (b)	0.40%	0.85%	8.09%	(4.07)%	11.43%		0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,425,667	$1,525,237	$1,673,028	$1,120,616	$584,940		$375,504
Ratio of expenses to average net assets:
After waivers (a)	0.83%	0.87%	0.90%	0.91%	0.90%		0.70%
Before waivers (a)	0.83%	0.87%	0.90%	0.93%	0.94	%(c)	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	0.46%	0.33%	0.75%	2.91%	4.27%		4.20%
Before waivers (a)	0.46%	0.33%	0.75%	2.89%	4.21%		3.95%
Portfolio turnover rate	136%	206%	246%	1,056%	1,088%		1,040%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(ii)	On September 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Short Duration Bond Portfolio and EQ/AXA Rosenberg Value Long/Short Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/PIMCO Ultra Short Bond Portfolio.

See Notes to Financial Statements.

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Investment Companies	67.2%
Government Securities	15.4
Corporate Bonds	11.1
Asset-Backed and Mortgage-Backed Securities	5.7
Preferred Stocks	0.0 #
Cash and Other	0.6

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,007.00	$0.00
Hypothetical (5% average return before expenses)	1,000.00	1,024.79	0.00
Class IB
Actual	1,000.00	1,005.90	0.99
Hypothetical (5% average return before expenses)	1,000.00	1,023.80	1.00

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.00% and 0.20%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.7%)
Asset-Backed Securities (2.2%)
Ally Auto Receivables Trust,
Series 2011-2 A2 0.670%, 10/15/13	$740,000	$740,233
AmeriCredit Automobile Receivables Trust,
Series 2011-3 A2 0.840%, 11/10/14	1,015,000	1,014,415
Bayview Financial Acquisition Trust,
Series 2005-D AF2 5.402%, 12/28/35 (l)	23,548	23,398
BMW Vehicle Lease Trust,
Series 2011-1 A2 0.640%, 4/22/13	1,130,000	1,130,742
CarMax Auto Owner Trust,
Series 2011-1 A3 1.290%, 9/15/15	874,000	878,893
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT 3.360%, 1/25/33 (e)	109,078	98,114
CNH Equipment Trust,
Series 2010-C A3 1.170%, 5/15/15	621,759	623,573
Discover Card Master Trust,
Series 2009-A1 A1 1.487%, 12/15/14 (l)	381,000	385,339
Series 2009-A2 A 1.487%, 2/17/15(l)	327,000	330,307
Series 2010-A1 A1 0.837%, 9/15/15 (l)	342,000	344,997
Ford Credit Auto Lease Trust,
Series 2011-A A2 0.740%, 9/15/13	1,080,000	1,079,915
Ford Credit Floorplan Master Owner Trust,
Series 2009-2 A 1.737%, 9/15/14 (l)	1,450,000	1,469,218
GE Capital Credit Card Master Note Trust,
Series 2011-1 A 0.737%, 1/15/17 (l)	565,000	567,302
Series 2011-2 A 0.666%, 5/15/19 (l)	970,000	970,000
Hyundai Floorplan Master Owner Trust,
Series 2009-1A A 1.437%, 11/17/14 (l)§	780,000	785,731
John Deere Owner Trust,
Series 2011-A A2 0.640%, 6/16/14	810,000	810,390
MBNA Credit Card Master Note Trust,
Series 2006-A2 A2 0.247%, 6/15/15 (l)	315,000	314,683
Mercedes-Benz Auto Lease Trust,
Series 2011-1A A2 0.790%, 4/15/13§	1,360,000	1,361,288
MMCA Automobile Trust,
Series 2011-A A2 0.750%, 10/15/13§	810,000	810,536
Option One Mortgage Loan Trust,
Series 2006-3 M1 0.416%, 2/25/37 (l)	895,000	6,124

	Principal Amount	Value (Note 1)

Penarth Master Issuer plc,
Series 2010-2A A2 0.936%, 12/18/14 (l)§	$1,550,000	$1,548,182
Porsche Financial Auto Securitization Trust,
Series 2011-1 A3 0.840%, 1/16/15§	645,000	644,076
Residential Asset Securities Corp.,
Series 2003-KS3 A2 0.786%, 5/25/33 (l)	44,641	35,167
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1 A3 1.220%, 6/22/15	1,375,000	1,382,451
World Omni Automobile Lease Securitization Trust,
Series 2011-A A2 0.810%, 10/15/13	1,305,000	1,305,426

		18,660,500

Non-Agency CMO (3.5%)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 A4 5.414%, 9/10/47	865,000	927,193
Series 2007-1 A4 5.451%, 1/15/49	904,000	970,394
Bear Stearns Alt-A Trust,
Series 2006-1 22A1 2.708%, 2/25/36 (l)	561,377	398,590
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-PW11 A4 5.620%, 3/11/39 (l)	623,000	682,843
Series 2006-PW12 A4 5.903%, 9/11/38 (l)	381,000	421,227
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 5.082%, 5/25/35 (l)	339,053	312,613
Series 2006-AR1 3A1 2.690%, 3/25/36 (l)	645,481	452,710
Commercial Mortgage Pass Through Certificates,
Series 2006-C8 A4 5.306%, 12/10/46	157,000	167,128
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3 5.467%, 9/15/39	1,081,000	1,157,750
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4 4.750%, 1/15/37 (l)	303,000	317,485
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4 4.111%, 7/5/35	577,818	597,144
Series 2005-GG3 A4 4.799%, 8/10/42 (l)	345,000	368,654
Series 2007-GG9 A2 5.381%, 3/10/39	1,490,883	1,510,900
Series 2007-GG9 A4 5.444%, 3/10/39	1,666,000	1,787,966
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4 5.553%, 4/10/38 (l)	1,642,000	1,783,794
Indymac Index Mortgage Loan Trust,
Series 2006-AR7 4A1 5.508%, 5/25/36 (l)	307,282	171,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB11 A4 5.335%, 8/12/37 (l)	$642,000	$694,249
Series 2006-CB14 A4 5.481%, 12/12/44 (l)	349,000	377,730
Series 2006-CB15 A4 5.814%, 6/12/43 (l)	811,000	888,964
Series 2007-CB18 A4 5.440%, 6/12/47	1,760,000	1,883,685
Series 2007-LD11 A4 6.005%, 6/15/49 (l)	2,881,205	3,095,467
Series 2007-LDPX A3 5.420%, 1/15/49	792,000	847,992
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4 4.166%, 5/15/32	863,000	895,161
Series 2004-C2 A4 4.367%, 3/15/36	266,000	279,671
Series 2004-C4 A4 5.499%, 6/15/29 (l)	275,000	296,560
Series 2005-C1 A4 4.742%, 2/15/30	547,000	578,218
Series 2006-C7 A3 5.347%, 11/15/38	610,000	655,465
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1 5.250%, 8/25/36 (l)	201,127	195,489
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 A4 6.097%, 6/12/46 (l)	74,000	81,858
Series 2006-3 A4 5.414%, 7/12/46 (l)	1,921,000	2,074,206
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12 A4 5.332%, 12/15/43	558,000	602,558
Series 2007-IQ13 A4 5.364%, 3/15/44	903,000	943,252
Series 2011-C2 A2 3.476%, 6/15/44§	425,000	426,337
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27 A3 5.765%, 7/15/45 (l)	809,372	884,096
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A 0.980%, 2/25/47 (l)	586,325	346,474
WF-RBS Commercial Mortgage Trust,
Series 2011-C3 A2 3.240%, 3/15/44§	1,737,539	1,748,286

		29,823,618

Total Asset-Backed and Mortgage-Backed Securities		48,484,118

Corporate Bonds (11.1%)
Consumer Discretionary (1.4%)
Auto Components (0.0%)
Delphi Corp.
5.875%, 5/15/19§	57,000	55,860
6.125%, 5/15/21§	95,000	93,812

		149,672

	Principal Amount	Value (Note 1)

Automobiles (0.1%)
Daimler Finance N.A. LLC
7.300%, 1/15/12	$206,000	$213,171
Ford Motor Co.
7.450%, 7/16/31	309,000	350,294

		563,465

Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
5.625%, 2/15/13	314,000	334,894
Wyndham Worldwide Corp.
6.000%, 12/1/16	493,000	523,556

		858,450

Household Durables (0.2%)
Fortune Brands, Inc.
3.000%, 6/1/12	614,000	622,608
4.875%, 12/1/13	197,000	209,453
MDC Holdings, Inc.
5.500%, 5/15/13	382,000	402,005
Mohawk Industries, Inc.
6.875%, 1/15/16	442,000	480,675
Toll Brothers Finance Corp.
6.875%, 11/15/12	14,000	14,871
5.150%, 5/15/15	51,000	52,401
Whirlpool Corp.
8.600%, 5/1/14	75,000	87,398

		1,869,411

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	611,000	778,879
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	371,435
Comcast Corp.
5.150%, 3/1/20	615,000	662,165
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	292,265
4.600%, 2/15/21	335,000	336,588
News America, Inc.
9.250%, 2/1/13	332,000	373,330
6.550%, 3/15/33	213,000	227,650
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	744,949
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	379,026
5.000%, 2/1/20	352,000	365,708
Time Warner Entertainment Co. LP
8.375%, 3/15/23	384,000	487,506
Time Warner, Inc.
7.625%, 4/15/31	662,000	794,253
Turner Broadcasting System, Inc.
8.375%, 7/1/13	356,000	404,056
Viacom, Inc.
5.625%, 9/15/19	688,000	763,466
WPP Finance UK Corp.
5.875%, 6/15/14	226,000	248,241
8.000%, 9/15/14	312,000	365,988

		7,595,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Multiline Retail (0.1%)
JC Penney Co., Inc.
5.650%, 6/1/20	$656,000	$649,440

Specialty Retail (0.0%)
Limited Brands, Inc.
6.625%, 4/1/21	275,000	281,188

Total Consumer Discretionary		11,967,131

Consumer Staples (0.3%)
Food & Staples Retailing (0.1%)
CVS Caremark Corp.
6.600%, 3/15/19	344,000	399,282
Delhaize Group S.A.
5.875%, 2/1/14	186,000	204,039

		603,321

Food Products (0.1%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	296,000	315,385
5.100%, 7/15/15	217,000	233,328
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	567,613

		1,116,326

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	392,000	515,135
Reynolds American, Inc.
7.625%, 6/1/16	232,000	278,266

		793,401

Total Consumer Staples		2,513,048

Energy (1.5%)
Energy Equipment & Services (0.1%)
Oil States International, Inc.
6.500%, 6/1/19§	189,000	189,945
Weatherford International Ltd.
5.150%, 3/15/13	160,000	169,053
9.625%, 3/1/19	560,000	723,207

		1,082,205

Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	348,000	391,704
6.450%, 9/15/36	206,000	214,950
Chesapeake Energy Corp.
6.125%, 2/15/21	273,000	276,412
Ecopetrol S.A.
7.625%, 7/23/19	239,000	286,202
Energy Transfer Partners LP
6.700%, 7/1/18	178,000	200,592
7.500%, 7/1/38	512,000	579,668
EQT Corp.
8.125%, 6/1/19	395,000	483,188
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16 (m)	1,351,000	1,463,309
Hess Corp.
8.125%, 2/15/19	53,000	67,061
7.875%, 10/1/29	275,000	345,292
KazMunaiGaz Finance Sub B.V.
7.000%, 5/5/20§	458,000	504,441

	Principal Amount		Value (Note 1)

Marathon Petroleum Corp.
3.500%, 3/1/16§		$89,000	$91,235
5.125%, 3/1/21§		151,000	155,235
Nabors Industries, Inc.
9.250%, 1/15/19		620,000	785,876
Noble Energy, Inc.
8.250%, 3/1/19		575,000	735,215
Noble Holding International Ltd.
4.900%, 8/1/20		56,000	58,210
Petrobras International Finance Co.
5.750%, 1/20/20		1,210,000	1,290,774
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	841,734
Range Resources Corp.
5.750%, 6/1/21		204,000	200,430
Tesoro Corp.
6.500%, 6/1/17		321,000	327,420
TransCanada PipeLines Ltd.
6.350%, 5/15/67 (l)		519,000	521,733
Valero Energy Corp.
6.875%, 4/15/12		636,000	665,087
6.125%, 2/1/20		168,000	184,621
Williams Cos., Inc.
7.750%, 6/15/31		335,000	391,010
Williams Partners LP
5.250%, 3/15/20		325,000	342,161
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	172,131

			11,575,691

Total Energy			12,657,896

Financials (5.0%)
Capital Markets (0.7%)
Bear Stearns Cos. LLC
5.550%, 1/22/17		524,000	573,088
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	851,714
6.000%, 6/15/20		494,000	531,538
Jefferies Group, Inc.
5.125%, 4/13/18		380,000	380,766
6.875%, 4/15/21		297,000	319,202
Macquarie Group Ltd.
4.875%, 8/10/17§		763,000	769,288
Merrill Lynch & Co., Inc.
6.050%, 5/16/16		138,000	144,678
6.400%, 8/28/17		329,000	359,130
Morgan Stanley
5.625%, 1/9/12		223,000	228,442
6.625%, 4/1/18		345,000	380,050
5.500%, 7/24/20		1,113,000	1,126,568

			5,664,464

Commercial Banks (1.4%)
ABN Amro Bank N.V.
4.310%, 3/29/49 (l)	EUR	161,000	188,530
BankAmerica Capital II
8.000%, 12/15/26		$212,000	215,710
Compass Bank
5.500%, 4/1/20		543,000	530,163
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	349,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

M&I Marshall & Ilsley Bank
5.000%, 1/17/17	$402,000	$435,008
National Capital Trust II
5.486%, 12/29/49 (l)§	181,000	173,231
National City Bank/Ohio
6.200%, 12/15/11	232,000	237,680
Royal Bank of Scotland plc
1.450%, 10/20/11§	2,486,000	2,494,137
2.625%, 5/11/12§	1,341,000	1,366,324
6.125%, 1/11/21	555,000	568,938
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
7.750%, 5/29/18§	1,326,000	1,508,259
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§	737,000	735,323
Shinhan Bank
4.125%, 10/4/16§	685,000	697,546
Societe Generale S.A.
2.500%, 1/15/14§	355,000	353,362
5.200%, 4/15/21§	355,000	348,631
SouthTrust Corp.
5.800%, 6/15/14	367,000	402,985
Standard Chartered plc
6.409%, 1/29/49 (l)§	525,000	500,038
UFJ Finance Aruba AEC
6.750%, 7/15/13	232,000	254,922
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§	340,000	326,735
Wachovia Corp.
5.500%, 5/1/13	258,000	277,441
Wells Fargo & Co.
5.625%, 12/11/17	323,000	356,787

		12,321,332

Consumer Finance (0.3%)
American Express Co.
7.250%, 5/20/14	514,000	587,856
Ford Motor Credit Co. LLC
5.750%, 2/1/21	275,000	274,661
HSBC Finance Corp.
7.000%, 5/15/12	203,000	213,805
International Lease Finance Corp.
5.650%, 6/1/14	52,000	52,000
ORIX Corp.
4.710%, 4/27/15	770,000	796,604
SLM Corp.
5.400%, 10/25/11	326,000	329,250
5.375%, 5/15/14	387,000	402,917

		2,657,093

Diversified Financial Services (1.1%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	487,000	479,506
Bank of America Corp.
7.375%, 5/15/14	450,000	505,888
5.650%, 5/1/18	285,000	300,484
7.625%, 6/1/19	502,000	581,513
Citigroup, Inc.
5.500%, 4/11/13	553,000	587,107
6.500%, 8/19/13	150,000	163,134
8.500%, 5/22/19	952,000	1,180,151
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	574,000	627,402

	Principal Amount	Value (Note 1)

JPMorgan Chase & Co.
6.300%, 4/23/19	$622,000	$701,079
4.400%, 7/22/20	669,000	655,398
7.900%, 4/29/49 (l)	217,000	233,077
LBG Capital No.1 plc
8.000%, 12/29/49 (l)(m)	313,000	280,135
Nationwide Building Society
6.250%, 2/25/20§	812,000	844,415
Noble Group Ltd.
6.750%, 1/29/20§	794,000	833,700
QBE Capital Funding III Ltd.
7.250%, 5/24/41 (l)§	410,000	411,383
TECO Finance, Inc.
4.000%, 3/15/16	177,000	185,343
5.150%, 3/15/20	218,000	231,176
Textron Financial Corp.
5.400%, 4/28/13	100,000	105,978
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18 (m)	694,000	852,753

		9,759,622

Insurance (1.2%)
Aflac, Inc.
3.450%, 8/15/15	124,000	126,635
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	198,000	226,897
Allstate Corp.
7.450%, 5/16/19	760,000	904,346
American International Group, Inc.
6.400%, 12/15/20	440,000	473,610
AON Corp.
3.125%, 5/27/16	450,000	448,534
Assurant, Inc.
5.625%, 2/15/14	152,000	162,407
Dai-ichi Life Insurance Co., Ltd.
7.250%, 12/29/49 (l)§	170,000	169,900
Genworth Financial, Inc.
6.515%, 5/22/18	628,000	624,410
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	385,000	455,425
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	161,000	165,968
5.500%, 3/30/20	756,000	779,291
Lincoln National Corp.
8.750%, 7/1/19	178,000	224,618
Markel Corp.
7.125%, 9/30/19	391,000	446,531
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	342,000	473,819
Metlife Capital Trust IV
7.875%, 12/15/37§	327,000	341,619
MetLife, Inc.
7.717%, 2/15/19	199,000	240,874
4.750%, 2/8/21	198,000	201,844
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	753,100
Principal Financial Group, Inc.
7.875%, 5/15/14	491,000	568,074
Prudential Financial, Inc.
5.150%, 1/15/13	354,000	373,546
6.200%, 1/15/15	86,000	96,280
7.375%, 6/15/19	64,000	75,898
8.875%, 6/15/38 (l)	312,000	364,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	$316,000	$345,754
XL Group plc
5.250%, 9/15/14	384,000	411,425
Series E
6.500%, 12/29/49 (l)	442,000	405,535

		9,860,600

Real Estate Investment Trusts (REITs) (0.3%)
ERP Operating LP
5.250%, 9/15/14	496,000	543,329
HCP, Inc.
5.650%, 12/15/13	278,000	304,594
6.000%, 1/30/17	504,000	554,978
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	564,038
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	259,000	276,058
Ventas Realty LP/Ventas Capital Corp.
6.750%, 4/1/17	147,000	154,826

		2,397,823

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	244,487

Total Financials		42,905,421

Health Care (0.4%)
Health Care Providers & Services (0.4%)
Aetna, Inc.
6.000%, 6/15/16	240,000	274,887
CIGNA Corp.
5.125%, 6/15/20	273,000	288,362
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	494,140
6.125%, 1/15/15	58,000	63,065
5.950%, 3/15/17	149,000	159,270
Fresenius Medical Care US Finance, Inc.
5.750%, 2/15/21§	275,000	269,500
HCA, Inc.
8.500%, 4/15/19	61,000	67,405
7.875%, 2/15/20	215,000	233,275
Humana, Inc.
6.450%, 6/1/16	66,000	75,184
7.200%, 6/15/18	479,000	556,039
6.300%, 8/1/18	98,000	109,028
UnitedHealth Group, Inc.
6.000%, 2/15/18	511,000	579,413
Universal Health Services, Inc.
7.125%, 6/30/16	559,000	611,671

		3,781,239

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	113,000	118,613

Total Health Care		3,899,852

Industrials (0.6%)
Aerospace & Defense (0.0%)
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18§	64,000	65,600
7.125%, 3/15/21§	64,000	66,240

		131,840

	Principal Amount	Value (Note 1)

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	$467,000	$505,322
5.750%, 12/15/16	204,000	225,314

		730,636

Building Products (0.1%)
Building Materials Corp. of America
6.750%, 5/1/21§	70,000	70,350
Griffon Corp.
7.125%, 4/1/18§	255,000	255,956
Owens Corning, Inc.
6.500%, 12/1/16	451,000	490,725

		817,031

Commercial Services & Supplies (0.2%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	277,891
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	181,542	184,592
11.750%, 2/1/19	378,000	471,357
Republic Services, Inc.
5.500%, 9/15/19	422,000	460,031

		1,393,871

Machinery (0.0%)
Case New Holland, Inc.
7.875%, 12/1/17§	238,000	261,800

Road & Rail (0.2%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	718,293
Canadian Pacific Railway Co.
6.500%, 5/15/18	70,000	81,184
Con-way, Inc.
6.700%, 5/1/34	445,000	424,201
Ryder System, Inc.
7.200%, 9/1/15	210,000	245,905
5.850%, 11/1/16	221,000	248,799

		1,718,382

Total Industrials		5,053,560

Information Technology (0.1%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
7.500%, 5/15/25	45,000	52,646

Internet Software & Services (0.0%)
eAccess Ltd.
8.250%, 4/1/18§	137,000	136,658

IT Services (0.0%)
Computer Sciences Corp.
5.500%, 3/15/13	233,000	247,516

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	17,000	19,947
6.750%, 2/1/17	321,000	374,833

		394,780

Total Information Technology		831,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Materials (0.9%)
Chemicals (0.3%)
Dow Chemical Co.
7.600%, 5/15/14	$121,000	$140,316
8.550%, 5/15/19	656,000	845,875
Lyondell Chemical Co.
8.000%, 11/1/17§	216,000	240,300
Mosaic Co.
7.625%, 12/1/16§	369,000	392,063
Nalco Co.
6.625%, 1/15/19§	260,000	266,500
PPG Industries, Inc.
5.750%, 3/15/13	517,000	555,358

		2,440,412

Construction Materials (0.1%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	67,000	71,595
Lafarge S.A.
6.150%, 7/15/11	240,000	240,324

		311,919

Containers & Packaging (0.0%)
Packaging Corp. of America
5.750%, 8/1/13	247,000	263,888

Metals & Mining (0.4%)
Alcoa, Inc.
6.750%, 7/15/18	264,000	291,964
5.870%, 2/23/22	221,000	226,462
Anglo American Capital plc
9.375%, 4/8/19§	631,000	830,049
ArcelorMittal S.A.
6.125%, 6/1/18	789,000	845,081
Steel Capital S.A. for OAO Severstal
9.750%, 7/29/13§	290,000	324,626
Teck Resources Ltd.
6.000%, 8/15/40	46,000	45,134
United States Steel Corp.
5.650%, 6/1/13	748,000	779,790

		3,343,106

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
5.400%, 11/1/20§	111,000	113,124
International Paper Co.
7.950%, 6/15/18	551,000	656,072
7.500%, 8/15/21	169,000	197,535
Westvaco Corp.
8.200%, 1/15/30	104,000	112,655

		1,079,386

Total Materials		7,438,711

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Embarq Corp.
7.082%, 6/1/16	306,000	340,156
Pacific Bell Telephone Co.
6.625%, 10/15/34	605,000	630,325
Qwest Corp.
7.500%, 10/1/14	468,000	524,745

	Principal Amount	Value (Note 1)

Telecom Italia Capital S.A.
6.175%, 6/18/14	$564,000	$606,909
7.175%, 6/18/19	444,000	490,214
Windstream Corp.
7.875%, 11/1/17	218,000	231,352

		2,823,701

Wireless Telecommunication Services (0.1%)
American Tower Corp.
5.050%, 9/1/20	613,000	603,788
EH Holding Corp.
6.500%, 6/15/19§	175,000	178,062
U.S. Cellular Corp.
6.700%, 12/15/33	278,000	276,740

		1,058,590

Total Telecommunication Services		3,882,291

Utilities (0.5%)
Electric Utilities (0.2%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	321,000	335,839
American Transmission Systems, Inc.
5.250%, 1/15/22§	217,000	230,374
FirstEnergy Corp.
Series B 6.450%, 11/15/11	33,000	33,617
Series C 7.375%, 11/15/31	223,000	253,915
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	364,000	393,840
Union Electric Co.
6.700%, 2/1/19	77,000	90,416

		1,338,001

Gas Utilities (0.0%)
DCP Midstream LLC
5.350%, 3/15/20§	206,000	218,346

Independent Power Producers & Energy Traders (0.1%)
AES Corp.
7.750%, 3/1/14	170,000	183,600
7.750%, 10/15/15	109,000	116,358
Constellation Energy Group, Inc.
5.150%, 12/1/20	565,000	579,023
GenOn Energy, Inc.
7.625%, 6/15/14	158,000	162,740

		1,041,721

Multi-Utilities (0.2%)
Ameren Corp.
8.875%, 5/15/14	430,000	498,165
CMS Energy Corp.
8.750%, 6/15/19	281,000	343,001
NiSource Finance Corp.
6.800%, 1/15/19	425,000	493,248
Veolia Environnement S.A.
6.000%, 6/1/18	272,000	306,989

		1,641,403

Total Utilities		4,239,471

Total Corporate Bonds		95,388,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Government Securities (15.4%)
Agency ABS (1.9%)
Federal Farm Credit Bank
0.216%, 9/20/12 (l)		$4,637,000	$4,640,608
0.210%, 10/12/12 (l)		200,000	200,122
0.246%, 6/26/13 (l)		700,000	700,726
Federal National Mortgage Association
0.216%, 10/18/12 (l)		200,000	200,151
0.206%, 11/23/12 (l)		6,220,000	6,223,464
Residual Funding Corp.
0.000%, 7/15/20 PO STRIPS		6,305,000	4,597,265

			16,562,336

Foreign Governments (1.3%)
Canadian Government Bond
2.000%, 6/1/16	CAD	5,735,000	5,856,604
MDC-GMTN B.V.
3.750%, 4/20/16§		$685,000	690,572
Republic of Hungary
6.375%, 3/29/21		690,000	727,950
Russian Federation
7.500%, 3/31/30 (e)(m)		712,760	840,166
United Mexican States
7.250%, 12/15/16	MXN	32,460,000	2,890,827

			11,006,119

Supranational (0.3%)
Asian Development Bank
5.500%, 6/27/16		$422,000	492,152
Eksportfinans ASA
5.500%, 5/25/16		453,000	517,661
European Investment Bank
4.875%, 2/15/36		223,000	229,861
Inter-American Development Bank
5.125%, 9/13/16		473,000	542,658
International Bank for Reconstruction & Development
9.250%, 7/15/17		266,000	364,303
Nordic Investment Bank
5.000%, 2/1/17		473,000	540,512

			2,687,147

U.S. Government Agencies (6.7%)
Federal Home Loan Mortgage Corp.
2.483%, 3/1/34 (l)		229,431	239,998
5.500%, 1/1/35		526,933	571,970
5.500%, 7/1/35		351,523	381,897
2.650%, 4/1/36 (l)		1,064,433	1,116,504
5.606%, 12/1/36 (l)		9,676	10,244
4.897%, 11/1/37 (l)		225,003	237,884
Federal National Mortgage Association
9.000%, 8/1/26		3,295	3,776
6.250%, 5/15/29		5,743,000	6,972,571
5.500%, 4/1/33		520,918	566,620
5.500%, 7/1/33		600,468	653,150
5.000%, 11/1/33		1,585,700	1,693,106
2.462%, 3/1/34 (l)		469,165	491,247
5.500%, 4/1/34		287,420	312,591
5.500%, 5/1/34		182,376	198,349
5.500%, 11/1/34		857,286	932,098
5.500%, 2/1/35		5,893,977	6,409,240
6.000%, 4/1/35		590,430	655,562

	Principal Amount	Value (Note 1)

4.500%, 8/1/35	$1,141,204	$1,189,081
4.500%, 9/1/35	1,038,521	1,084,686
5.000%, 2/1/36	1,062,848	1,133,178
5.000%, 7/1/36	434,875	463,992
5.937%, 2/1/37 (l)	314,028	328,451
5.500%, 3/1/37	683,682	742,810
3.479%, 8/1/37 (l)	301,377	318,102
6.000%, 8/1/37	6,209,149	6,828,123
6.000%, 10/1/37	3,603,608	3,961,153
5.500%, 5/1/38	813,329	880,365
6.000%, 5/1/38	1,129,121	1,241,680
5.500%, 6/1/38	3,549,640	3,846,645
6.000%, 2/1/40	689,202	756,830
6.000%, 4/1/40	529,613	582,160
4.000%, 1/1/41	1,519,942	1,522,377
4.500%, 7/25/26 TBA	10,580,000	11,216,453
Government National Mortgage Association
8.500%, 10/15/17	1,249	1,383
8.500%, 11/15/17	4,639	5,131
8.000%, 7/15/26	359	411

		57,549,818

U.S. Treasuries (5.2%)
U.S. Treasury Bonds
3.625%, 2/15/20	10,928,000	11,560,633
5.375%, 2/15/31	3,325,000	3,897,003
4.500%, 2/15/36	3,353,000	3,465,118
4.625%, 2/15/40	6,970,000	7,267,312
U.S. Treasury Notes
2.125%, 2/29/16	4,490,000	4,596,637
2.625%, 4/30/16	4,020,000	4,200,586
2.625%, 11/15/20	9,390,000	9,043,744

		44,031,033

Total Government Securities		131,836,453

Total Long-Term Debt Securities (32.2%) (Cost $263,086,698)		275,709,552

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII
8.500% (l)	13,000	335,660

Total Preferred Stocks (0.0%) (Cost $325,000)		335,660

INVESTMENT COMPANIES:
Investment Companies(67.2%)
ATM Core Bond Portfolio‡	57,168,764	555,420,880
EQ/Intermediate Government Bond Index Portfolio‡	2,015,967	20,281,856

Total Investment Companies (67.2%) (Cost $553,442,805)		575,702,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $15,838,110)	$15,838,110	$15,838,110

Total Investments (101.3%) (Cost $832,692,613)		867,586,058
Other Assets Less Liabilities (-1.3%)		(11,499,693)

Net Assets (100%)		$856,086,365

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $30,415,526 or 3.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2011. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ABS	— Asset-Backed Security
CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
MXN	— Mexican Peso
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Security is subject to delayed delivery.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM Core Bond Portfolio	$619,170,989	$4,192,439	$62,729,300	$555,420,880	$—	$2,361,315
EQ/Intermediate Government Bond Index Portfolio	—	20,058,822	—	20,281,856	—	—

	$619,170,989	$24,251,261	$62,729,300	$575,702,736	$—	$2,361,315

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/25/11	JPMorgan Chase Bank	57	$59,435	$58,580	$855
Mexican Peso vs. U.S. Dollar, expiring 8/18/11	JPMorgan Chase Bank	1,190	101,206	100,356	850

					$1,705

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/25/11	HSBC Bank plc	5,640	$5,759,609	$5,844,987	$(85,378)
Canadian Dollar vs. U.S. Dollar, expiring 7/25/11	JPMorgan Chase Bank	73	75,708	76,099	(391)
European Union Euro vs. U.S. Dollar, expiring 7/14/11	Credit Suisse First Boston	122	174,403	176,210	(1,807)
Mexican Peso vs. U.S. Dollar, expiring 8/18/11	HSBC Bank plc	34,952	2,933,976	2,973,189	(39,213)

					$(126,789)

					$(125,084)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$18,660,500	$—	$18,660,500
Non-Agency CMO	—	29,823,618	—	29,823,618
Corporate Bonds
Consumer Discretionary	—	11,967,131	—	11,967,131
Consumer Staples	—	2,513,048	—	2,513,048
Energy	—	12,657,896	—	12,657,896
Financials	—	42,905,421	—	42,905,421
Health Care	—	3,899,852	—	3,899,852
Industrials	—	5,053,560	—	5,053,560
Information Technology	—	831,600	—	831,600
Materials	—	7,438,711	—	7,438,711
Telecommunication Services	—	3,882,291	—	3,882,291
Utilities	—	4,239,471	—	4,239,471
Forward Currency Contracts	—	1,705	—	1,705
Government Securities
Agency ABS	—	16,562,336	—	16,562,336
Foreign Governments	—	11,006,119	—	11,006,119
Supranational	—	2,687,147	—	2,687,147
U.S. Government Agencies	—	57,549,818	—	57,549,818
U.S. Treasuries	—	44,031,033	—	44,031,033
Investment Companies
Investment Companies	—	575,702,736	—	575,702,736
Preferred Stocks
Financials	$335,660	$–	$—	$335,660
Short-Term Investments	—	15,838,110	—	15,838,110

Total Assets	$335,660	$867,252,103	$—	$867,587,763

Liabilities:
Forward Currency Contracts	—	(126,789)	—	(126,789)

Total Liabilities	$—	$(126,789)	$—	$(126,789)

Total	$335,660	$867,125,314	$—	$867,460,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	1,705
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,705

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(126,789)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(126,789)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(89,083)	—	(89,083)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(89,083)	$—	$(89,083)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(80,123)	—	(80,123)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(80,123)	$—	$(80,123)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $5,384,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency contracts in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,849,676
Long-term U.S. Treasury securities	37,671,087

$133,520,763

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$135,610,037
Long-term U.S. Treasury securities	40,132,847

$175,742,884

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,375,841
Aggregate gross unrealized depreciation	(2,558,605)

Net unrealized appreciation	$34,817,236

Federal income tax cost of investments	$832,768,822

The Portfolio has a net capital loss carryforward of $184,949,997 of which $3,162,440 expires in the year 2015, $63,492,926 expires in the year 2016 and $118,294,631 expires in the year 2017.

Included in the capital loss carryforward amounts are $15,789,180 of losses acquired from the EQ/Caywood-Scholl High Yield as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $553,442,805)	$575,702,736
Unaffiliated Issuers (Cost $279,249,808)	291,883,322
Cash	53,867
Foreign cash (Cost $100,350)	101,614
Receivable for securities sold	2,692,768
Dividends, interest and other receivables	2,176,449
Receivable from Separate Accounts for Trust shares sold	54,327
Unrealized appreciation of forward foreign currency contracts	1,705
Other assets	4,608

Total assets	872,671,396

LIABILITIES
Payable for forward commitments	11,202,081
Payable for securities purchased	3,807,535
Payable to Separate Accounts for Trust shares redeemed	1,066,787
Distribution fees payable - Class IB	138,620
Unrealized depreciation of forward foreign currency contracts	126,789
Administrative fees payable	101,259
Trustees’ fees payable	1,020
Accrued expenses	140,940

Total liabilities	16,585,031

NET ASSETS	$856,086,365

Net assets were comprised of:
Paid in capital	$996,672,687
Accumulated undistributed net investment income (loss)	5,003,731
Accumulated undistributed net realized gains (losses) on investments and foreign currency transactions	(180,359,066)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	34,769,013

Net assets	$856,086,365

Class IA
Net asset value, offering and redemption price per share, $186,706,381 / 21,673,306 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.61

Class IB
Net asset value, offering and redemption price per share, $669,379,984 / 78,105,335 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $3,120 foreign withholding tax)	$5,605,608
Dividends	13,812

Total income	5,619,420

EXPENSES
Investment management fees	1,735,002
Distribution fees - Class IB	844,129
Administrative fees	683,510
Custodian fees	59,750
Printing and mailing expenses	34,332
Professional fees	20,376
Trustees’ fees	10,139
Miscellaneous	76,161

Gross expenses	3,463,399
Less: Waiver from investment advisor	(2,418,512)
Reimbursement from investment advisor	(425,990)

Net expenses	618,897

NET INVESTMENT INCOME (LOSS)	5,000,523

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($2,361,315 of realized gain from affiliates)	4,755,490
Foreign currency transactions	(88,350)

Net realized gain (loss)	4,667,140

Change in unrealized appreciation (depreciation) on:
Securities	(4,136,774)
Foreign currency translations	(79,523)

Net change in unrealized appreciation (depreciation)	(4,216,297)

NET REALIZED AND UNREALIZED GAIN (LOSS)	450,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,451,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,000,523	$84,609,880
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	4,667,140	196,429,513
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,216,297)	(18,340,285)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,451,366	262,699,108

DIVIDENDS:
Dividends from net investment income
Class IA	—	(22,175,228)
Class IB	—	(74,464,870)

TOTAL DIVIDENDS	—	(96,640,098)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,046,688 and 17,739,347 shares, respectively ]	8,956,426	165,488,358
Capital shares issued in reinvestment of dividends [ 0 and 2,602,573 shares, respectively ]	—	22,175,228
Capital shares repurchased [ (2,765,970) and (80,713,295) shares, respectively ]	(23,700,870)	(763,817,194)
Capital shares repurchased in-kind (Note 8) [ 0 and 221,712,573, respectively ]	—	(2,175,724,210)

Total Class IA transactions	(14,744,444)	(2,751,877,818)

Class IB
Capital shares sold [ 5,648,508 and 17,065,841 shares, respectively ]	48,203,650	159,911,022
Capital shares issued in reinvestment of dividends [ 0 and 8,773,862 shares, respectively ]	—	74,464,870
Capital shares repurchased [ (9,073,311) and (22,022,115) shares, respectively ]	(77,450,742)	(206,774,579)

Total Class IB transactions	(29,247,092)	27,601,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,991,536)	(2,724,276,505)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,540,170)	(2,558,217,495)
NET ASSETS:
Beginning of period	894,626,535	3,452,844,030

End of period (a)	$856,086,365	$894,626,535

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,003,731	$3,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO (jj)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IA			2010		2009	2008	2007	2006
Net asset value, beginning of period	$8.55		$9.02		$8.75	$9.94	$10.00	$10.02

Income (loss) from investment operations:
Net investment income (loss)	0.06	(e)	0.29	(e)	0.30 (e)	0.63	0.46 (e)	0.43 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	—		0.29		0.26	(1.26)	0.01	(0.02)

Total from investment operations	0.06		0.58		0.56	(0.63)	0.47	0.41

Less distributions:
Dividends from net investment income	—		(1.05)		(0.29)	(0.56)	(0.53)	(0.43)

Net asset value, end of period	$8.61		$8.55		$9.02	$8.75	$9.94	$10.00

Total return (b)	0.70%		6.49%		6.34%	(6.36)%	4.78%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,706		$200,072		$2,755,163	$883,979	$1,556,385	$1,644,924
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.00	%(c)(f)(y)	0.56	%(f)(z)	0.59%	0.65%	0.64%	0.61%
Before waivers and reimbursements (a)	0.60	%(f)	0.58	%(f)	0.59%	0.65%	0.64%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.39	%(c)(f)(x)	3.08	%(f)(x)	3.38%	4.80%	4.49%	4.25%
Before waivers and reimbursements (a)	0.69	%(f)(x)	3.06	%(f)(x)	3.38%	4.80%	4.49%	4.25%
Portfolio turnover rate	15%		94%		173%	135%	165%	353%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO (jj)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009	2008	2007	2006
Net asset value, beginning of period	$8.52		$8.98		$8.71	$9.89	$9.95	$9.96

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.26	(e)	0.28 (e)	0.48	0.43 (e)	0.40 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	—		0.30		0.25	(1.13)	0.01	(0.01)

Total from investment operations	0.05		0.56		0.53	(0.65)	0.44	0.39

Less distributions:
Dividends from net investment income	—		(1.02)		(0.26)	(0.53)	(0.50)	(0.40)

Net asset value, end of period	$8.57		$8.52		$8.98	$8.71	$9.89	$9.95

Total return (b)	0.59%		6.29%		6.09%	(6.57)%	4.60%	3.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$669,380		$694,555		$697,681	$410,584	$497,051	$480,846
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.20	%(f)(y)	0.70	%(f)(z)	0.84%	0.90%	0.89%	0.86%
Before waivers and reimbursements (a)	0.85	%(f)	0.82	%(f)	0.84%	0.90%	0.89%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.10	%(f)(x)	2.77	%(f)(x)	3.09%	4.53%	4.24%	4.00%
Before waivers and reimbursements (a)	0.44	%(f)(x)	2.64	%(f)(x)	3.09%	4.53%	4.24%	4.00%
Portfolio turnover rate	15%		94%		173%	135%	165%	353%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense and income.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(y)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.33% and 0.58% for Class IA and Class IB, respectively.
(z)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.57% and 0.78% for Class 1A and Class 1B, respectively.
(jj)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Caywood-Scholl High Yield Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Quality Bond PLUS Portfolio.

See Notes to Financial Statements.

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	20.5%
Information Technology	18.2
Industrials	15.4
Consumer Discretionary	13.3
Health Care	12.4
Energy	7.0
Materials	4.9
Consumer Staples	3.3
Utilities	3.2
Telecommunication Services	1.1
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,062.70	$1.89
Hypothetical (5% average return before expenses)	1,000.00	1,022.96	1.86
Class IB
Actual	1,000.00	1,061.80	3.17
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.37% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$714,380
Cooper Tire & Rubber Co.	55,722	1,102,738
Dana Holding Corp.*	118,365	2,166,079
Dorman Products, Inc.*	10,700	423,506
Drew Industries, Inc.	18,670	461,522
Exide Technologies, Inc.*	60,600	462,984
Fuel Systems Solutions, Inc.*	11,658	290,867
Modine Manufacturing Co.*	39,726	610,589
Superior Industries International, Inc.	16,146	356,988
Tenneco, Inc.*	45,497	2,005,053

		8,594,706

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	182,052

Distributors (0.2%)
Core-Mark Holding Co., Inc.*	8,000	285,600
Pool Corp.	42,178	1,257,326

		1,542,926

Diversified Consumer Services (1.5%)
American Public Education, Inc.*	16,907	752,530
Ascent Media Corp., Class A*	13,131	695,549
Bridgepoint Education, Inc.*	12,904	322,600
Capella Education Co.*	12,845	537,563
Coinstar, Inc.*	24,386	1,330,012
Corinthian Colleges, Inc.*	76,921	327,683
Grand Canyon Education, Inc.*	24,848	352,345
Hillenbrand, Inc.	46,000	1,087,900
K12, Inc.*	21,984	728,550
Lincoln Educational Services Corp.	13,200	226,380
Matthews International Corp., Class A	26,639	1,069,556
Pre-Paid Legal Services, Inc.*	5,500	365,695
Regis Corp.	53,252	815,821
Sotheby’s, Inc.	53,202	2,314,287
Steiner Leisure Ltd.*	13,032	595,302
Stewart Enterprises, Inc., Class A	69,487	507,255
Strayer Education, Inc.	9,000	1,137,510
Universal Technical Institute, Inc.	19,093	377,469

		13,544,007

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc.*	20,300	333,935
Ambassadors Group, Inc.	18,284	161,448
Ameristar Casinos, Inc.	23,700	561,927
Biglari Holdings, Inc.*	1,491	583,056
BJ’s Restaurants, Inc.*	17,234	902,372
Bob Evans Farms, Inc.	27,190	950,834
Boyd Gaming Corp.*	43,200	375,840
Bravo Brio Restaurant Group, Inc.*	14,100	344,463
Buffalo Wild Wings, Inc.*	16,900	1,120,639
CEC Entertainment, Inc.	18,498	741,955
Cheesecake Factory, Inc.*	47,221	1,481,323
Churchill Downs, Inc.	6,793	306,228

	Number of Shares	Value (Note 1)

Cracker Barrel Old Country Store, Inc.	20,623	$1,016,920
Denny’s Corp.*	76,200	295,656
DineEquity, Inc.*	16,481	861,462
Domino’s Pizza, Inc.*	45,313	1,143,700
Einstein Noah Restaurant Group, Inc.	709	10,614
Gaylord Entertainment Co.*	27,776	833,280
International Speedway Corp., Class A	21,600	613,656
Interval Leisure Group, Inc.*	36,800	503,792
Isle of Capri Casinos, Inc.*	19,700	174,345
Jack in the Box, Inc.*	43,339	987,262
Krispy Kreme Doughnuts, Inc.*	44,500	423,195
Life Time Fitness, Inc.*	37,500	1,496,625
Orient-Express Hotels Ltd., Class A*	71,509	768,722
P.F. Chang’s China Bistro, Inc.	22,760	915,862
Papa John’s International, Inc.*	17,571	584,411
Peet’s Coffee & Tea, Inc.*	12,568	725,174
Pinnacle Entertainment, Inc.*	55,600	828,440
Red Robin Gourmet Burgers, Inc.*	12,100	440,198
Ruby Tuesday, Inc.*	49,828	537,146
Scientific Games Corp., Class A*	52,100	538,714
Shuffle Master, Inc.*	59,049	552,403
Six Flags Entertainment Corp.	26,095	977,258
Sonic Corp.*	51,138	543,597
Texas Roadhouse, Inc.	39,618	694,702
Vail Resorts, Inc.	26,794	1,238,419

		25,569,573

Household Durables (0.8%)
American Greetings Corp., Class A	30,057	722,570
Beazer Homes USA, Inc.*	51,600	174,924
Blyth, Inc.	4,800	241,680
Ethan Allen Interiors, Inc.	21,554	458,884
Furniture Brands International, Inc.*	34,100	141,174
Helen of Troy Ltd.*	28,998	1,001,301
Hovnanian Enterprises, Inc., Class A*	53,685	129,381
iRobot Corp.*	15,900	561,111
KB Home	56,500	552,570
La-Z-Boy, Inc.*	49,009	483,719
M.D.C. Holdings, Inc.	27,500	677,600
Meritage Homes Corp.*	29,039	655,120
Ryland Group, Inc.	40,456	668,738
Sealy Corp.*	63,330	160,225
Standard Pacific Corp.*	78,700	263,645
Universal Electronics, Inc.*	11,000	277,860

		7,170,502

Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	10,768	473,577
HSN, Inc.*	28,868	950,334
Nutrisystem, Inc.	19,900	279,794
Orbitz Worldwide, Inc.*	32,831	81,749
Overstock.com, Inc.*	12,900	196,338
Shutterfly, Inc.*	21,797	1,251,584

		3,233,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.4%)
Brunswick Corp.	67,358	$1,374,103
Callaway Golf Co.	52,763	328,186
Eastman Kodak Co.*	249,591	893,536
JAKKS Pacific, Inc.*	21,998	404,983
Smith & Wesson Holding Corp.*	48,135	144,405
Sturm Ruger & Co., Inc.	14,400	316,080

		3,461,293

Media (1.3%)
Arbitron, Inc.	24,981	1,032,465
Belo Corp., Class A*	76,323	574,712
Central European Media Enterprises Ltd., Class A*	26,900	531,275
Cinemark Holdings, Inc.	68,178	1,411,967
Crown Media Holdings, Inc., Class A*	152,400	291,084
Harte-Hanks, Inc.	32,500	263,900
Journal Communications, Inc., Class A*	1,360	7,031
Knology, Inc.*	36,304	539,115
LIN TV Corp., Class A*	5,129	24,978
Lions Gate Entertainment Corp.*	54,500	360,790
Live Nation Entertainment, Inc.*	116,413	1,335,257
McClatchy Co., Class A*	52,600	147,806
MDC Partners, Inc., Class A	18,400	332,304
Meredith Corp.	26,700	831,171
National CineMedia, Inc.	38,023	642,969
New York Times Co., Class A*	100,700	878,104
PRIMEDIA, Inc.	3,602	25,394
Scholastic Corp.	22,160	589,456
Sinclair Broadcast Group, Inc., Class A	36,300	398,574
Valassis Communications, Inc.*	44,834	1,358,470
Value Line, Inc.	2,481	33,270
Warner Music Group Corp.*	33,100	272,082
World Wrestling Entertainment, Inc., Class A	19,862	189,285

		12,071,459

Multiline Retail (0.2%)
99 Cents Only Stores*	41,149	832,856
Fred’s, Inc., Class A	35,015	505,266
Saks, Inc.*	84,616	945,161

		2,283,283

Specialty Retail (3.3%)
Aeropostale, Inc.*	59,300	1,037,750
ANN, Inc.*	44,804	1,169,384
Asbury Automotive Group, Inc.*	30,242	560,384
Ascena Retail Group, Inc.*	50,712	1,726,744
Barnes & Noble, Inc.	28,900	479,162
Big 5 Sporting Goods Corp.	11,938	93,833
Brown Shoe Co., Inc.	39,863	424,541
Buckle, Inc.	23,389	998,710
Cabela’s, Inc.*	35,935	975,635
Cato Corp., Class A	23,623	680,342
Charming Shoppes, Inc.*	86,400	359,424
Children’s Place Retail Stores, Inc.*	21,690	964,988
Christopher & Banks Corp.	29,600	170,200
Coldwater Creek, Inc.*	47,200	66,080

	Number of Shares	Value (Note 1)

Collective Brands, Inc.*	45,850	$673,537
Conn’s, Inc.*	21,738	188,034
DSW, Inc., Class A*	7,699	389,646
Express, Inc.	40,600	885,080
Finish Line, Inc., Class A	40,613	869,118
Genesco, Inc.*	20,857	1,086,650
GNC Holdings, Inc., Class A*	16,800	366,408
Group 1 Automotive, Inc.	19,837	816,888
hhgregg, Inc.*	18,000	241,200
Hibbett Sports, Inc.*	24,155	983,350
Jos. A. Bank Clothiers, Inc.*	23,587	1,179,586
Kirkland’s, Inc.*	13,400	161,068
Lithia Motors, Inc., Class A	16,100	316,043
Lumber Liquidators Holdings, Inc.*	14,176	360,070
Men’s Wearhouse, Inc.	45,251	1,524,959
Monro Muffler Brake, Inc.	21,604	805,613
Office Depot, Inc.*	203,800	860,036
OfficeMax, Inc.*	70,987	557,248
Pacific Sunwear of California, Inc.*	52,300	136,503
Penske Automotive Group, Inc.	35,500	807,270
PEP Boys-Manny, Moe & Jack	39,777	434,763
Pier 1 Imports, Inc.*	98,656	1,141,450
Rent-A-Center, Inc.	51,803	1,583,100
Rue21, Inc.*	11,800	383,500
Select Comfort Corp.*	43,800	787,524
Sonic Automotive, Inc., Class A	22,725	332,921
Stage Stores, Inc.	36,374	611,083
Systemax, Inc.*	14,000	209,160
Talbots, Inc.*	56,300	188,042
Vitamin Shoppe, Inc.*	18,200	832,832
Wet Seal, Inc., Class A*	77,400	345,978
Zumiez, Inc.*	16,900	421,993

		30,187,830

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	36,072	1,109,575
Cherokee, Inc.	8,679	148,932
Columbia Sportswear Co.	9,634	610,795
Crocs, Inc.*	63,734	1,641,150
G-III Apparel Group Ltd.*	12,100	417,208
Iconix Brand Group, Inc.*	53,631	1,297,870
Jones Group, Inc.	67,394	731,225
Liz Claiborne, Inc.*	88,465	473,288
Maidenform Brands, Inc.*	17,330	479,348
Oxford Industries, Inc.	10,300	347,728
Quiksilver, Inc.*	105,800	497,260
Skechers U.S.A., Inc., Class A*	31,479	455,816
Steven Madden Ltd.*	27,427	1,028,787
Timberland Co., Class A*	29,846	1,282,483
True Religion Apparel, Inc.*	23,610	686,579
Vera Bradley, Inc.*	14,527	554,931
Warnaco Group, Inc.*	35,197	1,839,043
Wolverine World Wide, Inc.	37,240	1,554,770

		15,156,788

Total Consumer Discretionary		122,997,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (3.3%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	7,274	$651,751
Central European Distribution Corp.*	53,400	598,080
Coca-Cola Bottling Co. Consolidated	3,800	257,108
Heckmann Corp.*	74,457	449,720
National Beverage Corp.	19,000	278,350

		2,235,009

Food & Staples Retailing (1.0%)
Andersons, Inc.	14,406	608,654
Casey’s General Stores, Inc.	29,813	1,311,772
Fresh Market, Inc.*	20,598	796,731
Ingles Markets, Inc., Class A	15,500	256,525
Nash Finch Co.	9,061	324,474
Pantry, Inc.*	16,735	314,451
Pricesmart, Inc.	13,052	668,654
Rite Aid Corp.*	447,000	594,510
Ruddick Corp.	36,902	1,606,713
Spartan Stores, Inc.	17,070	333,377
United Natural Foods, Inc.*	36,788	1,569,744
Village Super Market, Inc., Class A	3,779	104,716
Weis Markets, Inc.	8,051	327,917
Winn-Dixie Stores, Inc.*	40,900	345,605

		9,163,843

Food Products (1.4%)
B&G Foods, Inc.	39,300	810,366
Cal-Maine Foods, Inc.	11,692	373,676
Chiquita Brands International, Inc.*	41,200	536,424
Darling International, Inc.*	80,197	1,419,487
Diamond Foods, Inc.	18,037	1,376,945
Dole Food Co., Inc.*	30,236	408,791
Farmer Bros Co.	9,617	97,516
Fresh Del Monte Produce, Inc.	26,804	714,863
Hain Celestial Group, Inc.*	26,280	876,701
Harbinger Group, Inc.*	44,200	270,062
J&J Snack Foods Corp.	11,703	583,395
Lancaster Colony Corp.	13,737	835,484
Lifeway Foods, Inc.*	17,415	194,700
Pilgrim’s Pride Corp.*	39,000	210,990
Sanderson Farms, Inc.	17,293	826,259
Snyders-Lance, Inc.	34,640	749,263
Tootsie Roll Industries, Inc.	21,257	621,980
TreeHouse Foods, Inc.*	28,333	1,547,265

		12,454,167

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,733	352,540
Spectrum Brands Holdings, Inc.*	14,600	467,200
WD-40 Co.	12,027	469,534

		1,289,274

Personal Products (0.4%)
Elizabeth Arden, Inc.*	19,800	574,794
Inter Parfums, Inc.	11,900	274,057
Nu Skin Enterprises, Inc., Class A	38,059	1,429,115

	Number of Shares	Value (Note 1)

Prestige Brands Holdings, Inc.*	27,800	$356,952
Revlon, Inc., Class A*	16,600	278,880
Synutra International, Inc.*	14,900	146,318
USANA Health Sciences, Inc.*	9,500	297,160

		3,357,276

Tobacco (0.2%)
Alliance One International, Inc.*	75,924	245,235
Star Scientific, Inc.*	67,907	305,581
Universal Corp.	22,253	838,270
Vector Group Ltd.	45,082	802,009

		2,191,095

Total Consumer Staples		30,690,664

Energy (7.0%)
Energy Equipment & Services (2.3%)
Basic Energy Services, Inc.*	17,700	557,019
Bristow Group, Inc.	27,080	1,381,622
Cal Dive International, Inc.*	75,498	451,478
Complete Production Services, Inc.*	61,640	2,056,310
Dril-Quip, Inc.*	27,205	1,845,315
Exterran Holdings, Inc.*	46,900	930,027
Forbes Energy Services Ltd.*	8,600	22,560
Global Geophysical Services, Inc.*	16,600	295,480
Global Industries Ltd.*	92,802	508,555
Gulf Island Fabrication, Inc.	10,396	335,583
Gulfmark Offshore, Inc., Class A*	19,255	850,879
Helix Energy Solutions Group, Inc.*	83,800	1,387,728
Hercules Offshore, Inc.*	97,424	536,806
Hornbeck Offshore Services, Inc.*	21,834	600,435
ION Geophysical Corp.*	105,500	998,030
Key Energy Services, Inc.*	94,772	1,705,896
Lufkin Industries, Inc.	24,788	2,133,007
Matrix Service Co.*	20,600	275,628
Natural Gas Services Group, Inc.*	10,277	166,076
Newpark Resources, Inc.*	70,202	636,732
OYO Geospace Corp.*	3,000	300,000
Parker Drilling Co.*	102,029	596,870
PHI, Inc. (Non-Voting)*	12,300	267,279
Pioneer Drilling Co.*	43,400	661,416
Tesco Corp.*	24,200	469,722
TETRA Technologies, Inc.*	70,061	891,877
Vantage Drilling Co.*	158,800	289,016
Willbros Group, Inc.*	31,198	266,431

		21,417,777

Oil, Gas & Consumable Fuels (4.7%)
Abraxas Petroleum Corp.*	60,600	232,098
Alon USA Energy, Inc.	26,200	295,274
Amyris, Inc.*	12,900	362,361
Apco Oil and Gas International, Inc.	7,755	674,142
Approach Resources, Inc.*	16,500	374,055
ATP Oil & Gas Corp.*	33,749	516,697
Berry Petroleum Co., Class A	40,021	2,126,316
Bill Barrett Corp.*	36,802	1,705,773
BPZ Resources, Inc.*	73,455	240,932
CAMAC Energy, Inc.*	57,700	76,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Carrizo Oil & Gas, Inc.*	26,003	$1,085,625
Cheniere Energy, Inc.*	44,000	403,040
Clayton Williams Energy, Inc.*	4,500	270,225
Clean Energy Fuels Corp.*	29,059	382,126
Cloud Peak Energy, Inc.*	44,777	953,750
Comstock Resources, Inc.*	35,000	1,007,650
Contango Oil & Gas Co.*	10,649	622,328
Crosstex Energy, Inc.	22,111	263,121
CVR Energy, Inc.*	64,400	1,585,528
Delek U.S. Holdings, Inc.	19,500	306,150
DHT Holdings, Inc.	42,163	161,484
Endeavour International Corp.*	22,700	342,089
Energy Partners Ltd.*	23,200	343,592
Energy XXI Bermuda Ltd.*	52,602	1,747,438
Frontline Ltd.	37,800	557,172
FX Energy, Inc.*	33,100	290,618
General Maritime Corp.	37,717	50,918
GeoResources, Inc.*	12,500	281,125
Gevo, Inc.*	17,800	279,994
GMX Resources, Inc.*	26,525	118,036
Golar LNG Ltd.	29,787	1,039,268
Goodrich Petroleum Corp.*	18,600	342,426
Green Plains Renewable Energy, Inc.*	17,600	189,904
Gulfport Energy Corp.*	28,594	848,956
Harvest Natural Resources, Inc.*	31,469	347,103
Houston American Energy Corp.	17,200	311,836
Hyperdynamics Corp.*	114,200	491,060
Isramco, Inc.*	200	13,216
James River Coal Co.*	22,038	458,831
Jura Energy Corp.*	6,900	250
Knightsbridge Tankers Ltd.	16,250	357,988
Kodiak Oil & Gas Corp.*	135,100	779,527
Magnum Hunter Resources Corp.*	73,300	495,508
McMoRan Exploration Co.*	70,819	1,308,735
Nordic American Tanker Shipping Ltd.	37,501	852,773
Northern Oil and Gas, Inc.*	41,061	909,501
Oasis Petroleum, Inc.*	43,740	1,298,203
Overseas Shipholding Group, Inc.	20,500	552,270
Panhandle Oil and Gas, Inc., Class A	8,020	236,510
Patriot Coal Corp.*	66,973	1,490,819
Penn Virginia Corp.	39,395	520,408
Petroleum Development Corp.*	21,161	632,926
PetroQuest Energy, Inc.*	47,459	333,162
Resolute Energy Corp.*	30,500	492,880
Rex Energy Corp.*	24,000	246,480
Rosetta Resources, Inc.*	39,624	2,042,221
SemGroup Corp., Class A*	30,500	782,935
Ship Finance International Ltd.	36,005	648,810
Solazyme, Inc.*	12,000	275,640
Stone Energy Corp.*	32,982	1,002,323
Swift Energy Co.*	34,769	1,295,841
Targa Resources Corp.	12,365	413,733
Teekay Tankers Ltd., Class A	21,657	203,576
Uranium Energy Corp.*	46,500	142,290
USEC, Inc.*	96,814	323,359
VAALCO Energy, Inc.*	38,800	233,576
Venoco, Inc.*	18,600	236,964

	Number of Shares	Value (Note 1)

W&T Offshore, Inc.	31,644	$826,541
Warren Resources, Inc.*	54,200	206,502
Western Refining, Inc.*	34,603	625,276
World Fuel Services Corp.	54,116	1,944,388

		43,410,913

Total Energy		64,828,690

Financials (20.5%)
Capital Markets (1.9%)
Apollo Investment Corp.	144,691	1,477,295
Artio Global Investors, Inc.	23,000	259,900
BGC Partners, Inc., Class A	45,700	353,261
BlackRock Kelso Capital Corp.	45,469	407,857
Calamos Asset Management, Inc., Class A	15,571	226,091
Capital Southwest Corp.	2,190	202,071
Cohen & Steers, Inc.	14,609	484,288
Cowen Group, Inc., Class A*	60,522	227,563
Diamond Hill Investment Group, Inc.	1,713	139,250
Duff & Phelps Corp., Class A	21,795	279,630
Edelman Financial Group, Inc.	16,900	133,341
Epoch Holding Corp.	10,500	187,425
Evercore Partners, Inc., Class A	12,311	410,203
Fifth Street Finance Corp.	43,209	501,224
Financial Engines, Inc.*	28,100	728,352
GAMCO Investors, Inc., Class A	5,800	268,482
GFI Group, Inc.	58,400	268,056
Gladstone Capital Corp.	18,501	170,949
Gladstone Investment Corp.	18,204	129,977
Harris & Harris Group, Inc.*	25,500	130,815
Hercules Technology Growth Capital, Inc.	29,107	306,206
HFF, Inc., Class A*	21,300	321,417
ICG Group, Inc.*	30,400	371,792
Investment Technology Group, Inc.*	34,900	489,298
JMP Group, Inc.	12,100	85,063
KBW, Inc.	28,733	537,307
Knight Capital Group, Inc., Class A*	76,705	845,289
Main Street Capital Corp.	8,200	155,390
MCG Capital Corp.	53,936	327,931
Medallion Financial Corp.	12,930	126,067
MF Global Holdings Ltd.*	120,282	930,983
MVC Capital, Inc.	18,500	244,755
NGP Capital Resources Co.	17,841	146,296
Oppenheimer Holdings, Inc., Class A	7,800	220,038
optionsXpress Holdings, Inc.	37,127	619,278
PennantPark Investment Corp.	33,258	372,822
Piper Jaffray Cos., Inc.*	16,281	469,056
Prospect Capital Corp.	63,845	645,473
Pzena Investment Management, Inc., Class A	49,100	278,888
Safeguard Scientifics, Inc.*	15,827	298,814
Solar Capital Ltd.	26,800	661,692
Stifel Financial Corp.*	40,629	1,456,956
SWS Group, Inc.	20,283	121,495
TICC Capital Corp.	24,300	233,280
Triangle Capital Corp.	8,700	160,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Virtus Investment Partners, Inc.*	3,578	$217,185
Westwood Holdings Group, Inc.	4,297	163,716

		17,793,119

Commercial Banks (5.7%)
1st Source Corp.	10,620	220,259
Alliance Financial Corp./New York	3,400	103,802
Ameris Bancorp*	11,554	102,484
Ames National Corp.	7,850	142,556
Arrow Financial Corp.	7,719	188,884
BancFirst Corp.	7,200	277,920
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	427,475
Bancorp Rhode Island, Inc.	3,000	135,960
Bancorp, Inc./Delaware*	16,500	172,425
BancorpSouth, Inc.	61,300	760,733
Bank of Marin Bancorp/California	4,300	152,091
Bank of the Ozarks, Inc.	11,169	581,458
Boston Private Financial Holdings, Inc.	61,370	403,815
Bridge Bancorp, Inc.	7,581	161,324
Bryn Mawr Bank Corp.	7,680	155,520
Capital City Bank Group, Inc.	9,800	100,548
Cascade Bancorp*	29,100	293,910
Cathay General Bancorp	64,847	1,062,842
Centerstate Banks, Inc.	15,293	105,828
Central Pacific Financial Corp.*	19,500	273,000
Chemical Financial Corp.	17,541	329,069
Citizens & Northern Corp.	9,802	147,716
City Holding Co.	14,550	480,587
CNB Financial Corp./Pennsylvania	7,100	98,619
CoBiz Financial, Inc.	24,221	158,405
Columbia Banking System, Inc.	31,455	541,655
Community Bank System, Inc.	25,878	641,516
Community Trust Bancorp, Inc.	13,296	368,565
CVB Financial Corp.	69,987	647,380
Eagle Bancorp, Inc.*	12,500	166,250
Enterprise Financial Services Corp.	11,395	154,174
F.N.B. Corp./Pennsylvania	94,051	973,428
First Bancorp, Inc./Maine	7,219	107,274
First Bancorp/North Carolina	12,510	128,102
First Busey Corp.	39,706	210,045
First Commonwealth Financial Corp.	76,813	440,907
First Community Bancshares, Inc./Virginia	12,200	170,800
First Financial Bancorp	47,316	789,704
First Financial Bankshares, Inc.	25,812	889,223
First Financial Corp./Indiana	8,200	268,468
First Interstate Bancsystem, Inc.	15,400	226,996
First Merchants Corp.	20,952	187,311
First Midwest Bancorp, Inc./Illinois	61,668	757,900
First of Long Island Corp.	4,500	125,505
FirstMerit Corp.	87,569	1,445,764
German American Bancorp, Inc.	9,100	150,878
Glacier Bancorp, Inc.	59,314	799,553

	Number of Shares	Value (Note 1)

Great Southern Bancorp, Inc.	8,530	$161,643
Hampton Roads Bankshares, Inc.*	15,100	149,490
Hancock Holding Co.	54,886	1,700,368
Heartland Financial USA, Inc.	10,900	158,595
Heritage Financial Corp./Washington	7,600	98,268
Home Bancshares, Inc./Arkansas	17,750	419,610
Hudson Valley Holding Corp.	11,000	212,410
IBERIABANK Corp.	22,185	1,278,743
Independent Bank Corp./Massachusetts	19,586	514,132
International Bancshares Corp.	46,090	771,086
Investors Bancorp, Inc.*	38,148	541,702
Lakeland Bancorp, Inc.	24,389	243,402
Lakeland Financial Corp.	12,400	276,024
MainSource Financial Group, Inc.	16,581	137,622
MB Financial, Inc.	41,451	797,517
Merchants Bancshares, Inc.	3,900	95,433
Metro Bancorp, Inc.*	11,823	135,019
Nara Bancorp, Inc.*	28,055	228,087
National Bankshares, Inc./Virginia	8,044	201,422
National Penn Bancshares, Inc.	107,391	851,611
NBT Bancorp, Inc.	29,778	658,987
Northfield Bancorp, Inc./New Jersey	13,959	196,264
Old National Bancorp/Indiana	75,539	815,821
OmniAmerican Bancorp, Inc.*	9,800	146,706
Oriental Financial Group, Inc.	39,100	503,999
Orrstown Financial Services, Inc.	5,265	138,522
Pacific Capital Bancorp N.A.*	8,600	273,394
Pacific Continental Corp.	15,630	143,015
PacWest Bancorp	25,416	522,807
Park National Corp.	10,148	668,347
Penns Woods Bancorp, Inc.	3,200	109,952
Peoples Bancorp, Inc./Ohio	10,220	115,179
Pinnacle Financial Partners, Inc.*	25,800	401,448
PrivateBancorp, Inc.	44,370	612,306
Prosperity Bancshares, Inc.	38,084	1,668,841
Renasant Corp.	16,481	238,810
Republic Bancorp, Inc./Kentucky, Class A	7,700	153,230
S&T Bancorp, Inc.	20,325	377,842
Sandy Spring Bancorp, Inc.	19,851	357,119
SCBT Financial Corp.	10,334	296,379
Sierra Bancorp	10,066	113,947
Signature Bank/New York*	33,467	1,914,312
Simmons First National Corp., Class A	13,801	354,134
Southside Bancshares, Inc.	11,970	237,605
Southwest Bancorp, Inc./Oklahoma*	15,157	148,387
State Bancorp, Inc./New York	13,496	180,037
State Bank Financial Corp.*	23,200	379,784
StellarOne Corp.	16,896	204,611
Sterling Bancorp/New York	21,698	205,914
Sterling Bancshares, Inc./Texas	84,567	690,067
Sterling Financial Corp./Washington*	19,700	316,579
Suffolk Bancorp	7,962	111,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Susquehanna Bancshares, Inc.	107,514	$860,112
SVB Financial Group*	34,606	2,066,324
Texas Capital Bancshares, Inc.*	32,423	837,486
Tompkins Financial Corp.	6,900	270,756
Tower Bancorp, Inc.	3,900	106,860
TowneBank/Virginia	20,200	270,276
Trico Bancshares	10,216	149,154
Trustmark Corp.	53,380	1,249,626
UMB Financial Corp.	26,518	1,110,574
Umpqua Holdings Corp.	91,804	1,062,172
United Bankshares, Inc.	34,217	837,632
Univest Corp. of Pennsylvania	8,234	128,697
Washington Banking Co.	12,600	166,572
Washington Trust Bancorp, Inc.	11,400	261,858
Webster Financial Corp.	56,165	1,180,588
WesBanco, Inc.	18,898	371,535
West Bancorp, Inc.	21,026	185,239
Westamerica Bancorp	24,074	1,185,644
Western Alliance Bancorp*	38,960	276,616
Wilshire Bancorp, Inc.*	15,900	46,746
Wintrust Financial Corp.	24,912	801,668

		52,882,442

Consumer Finance (0.7%)
Advance America Cash Advance Centers, Inc.	38,977	268,552
Cash America International, Inc.	24,338	1,408,440
Credit Acceptance Corp.*	4,200	354,774
Dollar Financial Corp.*	32,108	695,138
EZCORP, Inc., Class A*	37,296	1,326,805
First Cash Financial Services, Inc.*	20,968	880,447
First Marblehead Corp.*	50,900	90,093
Nelnet, Inc., Class A	16,369	361,100
Netspend Holdings, Inc.*	27,000	270,000
World Acceptance Corp.*	13,381	877,392

		6,532,741

Diversified Financial Services (0.5%)
Compass Diversified Holdings	25,898	427,058
Encore Capital Group, Inc.*	10,900	334,848
MarketAxess Holdings, Inc.	29,512	739,571
NewStar Financial, Inc.*	22,828	243,803
PHH Corp.*	44,915	921,656
PICO Holdings, Inc.*	17,775	515,475
Portfolio Recovery Associates, Inc.*	13,516	1,146,021

		4,328,432

Insurance (2.7%)
Alterra Capital Holdings Ltd.	63,114	1,407,442
American Equity Investment Life Holding Co.	49,493	629,056
American Safety Insurance Holdings Ltd.*	9,506	181,945
AMERISAFE, Inc.*	14,200	321,204
Amtrust Financial Services, Inc.	17,700	403,206
Argo Group International Holdings Ltd.	26,939	800,627
Baldwin & Lyons, Inc., Class B	6,923	160,406
Citizens, Inc./Texas*	25,949	176,972
CNO Financial Group, Inc.*	169,101	1,337,589

	Number of Shares	Value (Note 1)

Delphi Financial Group, Inc., Class A	38,659	$1,129,229
Donegal Group, Inc., Class A	10,144	129,843
eHealth, Inc.*	18,100	241,816
EMC Insurance Group, Inc.	4,080	77,928
Employers Holdings, Inc.	38,801	650,693
Enstar Group Ltd.*	5,188	542,094
FBL Financial Group, Inc., Class A	10,900	350,435
First American Financial Corp.	83,300	1,303,645
Flagstone Reinsurance Holdings S.A.	35,395	298,380
FPIC Insurance Group, Inc.*	6,300	262,584
Global Indemnity plc*	12,500	277,250
Greenlight Capital Reinsurance Ltd., Class A*	23,193	609,744
Harleysville Group, Inc.	11,188	348,730
Hilltop Holdings, Inc.*	32,684	288,927
Horace Mann Educators Corp.	32,637	509,464
Infinity Property & Casualty Corp.	11,552	631,432
Kansas City Life Insurance Co.	12,200	380,030
Maiden Holdings Ltd.	43,061	391,855
Meadowbrook Insurance Group, Inc.	47,777	473,470
Montpelier Reinsurance Holdings Ltd.	58,593	1,054,674
National Financial Partners Corp.*	34,969	403,542
National Interstate Corp.	11,800	270,220
National Western Life Insurance Co., Class A	1,700	271,099
Navigators Group, Inc.*	12,303	578,241
OneBeacon Insurance Group Ltd., Class A	20,000	267,800
Platinum Underwriters Holdings Ltd.	28,127	934,941
Presidential Life Corp.	14,858	155,117
Primerica, Inc.	19,300	424,021
ProAssurance Corp.*	22,797	1,595,790
RLI Corp.	16,348	1,012,268
Safety Insurance Group, Inc.	10,875	457,185
SeaBright Holdings, Inc.	18,420	182,358
Selective Insurance Group, Inc.	43,532	708,266
State Auto Financial Corp.	11,834	206,267
Stewart Information Services Corp.	12,627	126,649
Symetra Financial Corp.	49,600	666,128
Tower Group, Inc.	28,421	676,988
United Fire & Casualty Co.	20,164	350,249

		24,657,799

Real Estate Investment Trusts (REITs) (7.8%)
Acadia Realty Trust (REIT)	32,673	664,242
Agree Realty Corp. (REIT)	5,912	132,015
Alexander’s, Inc. (REIT)	1,775	704,675
American Assets Trust, Inc. (REIT)	24,218	543,694
American Campus Communities, Inc. (REIT)	52,400	1,861,248
Anworth Mortgage Asset Corp. (REIT)	93,511	702,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Apollo Commercial Real Estate Finance, Inc. (REIT)	8,200	$132,184
ARMOUR Residential REIT, Inc.	36,200	266,070
Ashford Hospitality Trust, Inc. (REIT)	43,700	544,065
Associated Estates Realty Corp. (REIT)	25,324	411,515
BioMed Realty Trust, Inc. (REIT)	100,447	1,932,600
Campus Crest Communities, Inc. (REIT)	22,700	293,738
CapLease, Inc. (REIT)	40,725	199,960
Capstead Mortgage Corp. (REIT)	57,077	764,832
CBL & Associates Properties, Inc. (REIT)	113,738	2,062,070
Cedar Shopping Centers, Inc. (REIT)	33,046	170,187
Chesapeake Lodging Trust (REIT)	18,800	320,728
Colonial Properties Trust (REIT)	56,333	1,149,193
Colony Financial, Inc. (REIT)	24,446	441,739
Cousins Properties, Inc. (REIT)	69,831	596,357
CreXus Investment Corp. (REIT)	38,276	425,246
Cypress Sharpridge Investments, Inc. (REIT)	52,125	667,721
DCT Industrial Trust, Inc. (REIT)	168,600	881,778
DiamondRock Hospitality Co. (REIT)	123,698	1,327,280
DuPont Fabros Technology, Inc. (REIT)	43,200	1,088,640
Dynex Capital, Inc. (REIT)	29,600	286,528
EastGroup Properties, Inc. (REIT)	21,827	927,866
Education Realty Trust, Inc. (REIT)	41,294	353,890
Entertainment Properties Trust (REIT)	35,114	1,639,824
Equity Lifestyle Properties, Inc. (REIT)	20,849	1,301,812
Equity One, Inc. (REIT)	39,386	734,155
Extra Space Storage, Inc. (REIT)	74,533	1,589,789
FelCor Lodging Trust, Inc. (REIT)*	74,272	395,870
First Industrial Realty Trust, Inc. (REIT)*	58,130	665,588
First Potomac Realty Trust (REIT)	31,244	478,346
Franklin Street Properties Corp. (REIT)	55,099	711,328
Getty Realty Corp. (REIT)	15,620	394,093
Gladstone Commercial Corp. (REIT)	7,100	123,043
Glimcher Realty Trust (REIT)	75,932	721,354
Government Properties Income Trust (REIT)	21,866	590,819
Hatteras Financial Corp. (REIT)	54,669	1,543,306
Healthcare Realty Trust, Inc. (REIT)	48,958	1,010,003
Hersha Hospitality Trust (REIT)	99,877	556,315
Highwoods Properties, Inc. (REIT)	60,195	1,994,260

	Number of Shares	Value (Note 1)

Home Properties, Inc. (REIT)	31,650	$1,926,852
Hudson Pacific Properties, Inc. (REIT)	16,900	262,457
Inland Real Estate Corp. (REIT)	57,908	511,328
Invesco Mortgage Capital, Inc. (REIT)	53,985	1,140,703
Investors Real Estate Trust (REIT)	60,196	521,297
iStar Financial, Inc. (REIT)*	71,700	581,487
Kilroy Realty Corp. (REIT)	42,943	1,695,819
Kite Realty Group Trust (REIT)	46,229	230,220
LaSalle Hotel Properties (REIT)	63,240	1,665,742
Lexington Realty Trust (REIT)	86,986	794,182
LTC Properties, Inc. (REIT)	21,469	597,268
Medical Properties Trust, Inc. (REIT)	91,312	1,050,088
MFA Financial, Inc. (REIT)	260,842	2,097,170
Mid-America Apartment Communities, Inc. (REIT)	25,993	1,753,748
Mission West Properties, Inc. (REIT)	22,180	194,740
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	153,460
National Health Investors, Inc. (REIT)	21,328	947,603
National Retail Properties, Inc. (REIT)	65,987	1,617,341
Newcastle Investment Corp. (REIT)	47,600	275,128
NorthStar Realty Finance Corp. (REIT)	50,399	203,108
Omega Healthcare Investors, Inc. (REIT)	76,108	1,599,029
Parkway Properties, Inc./Maryland (REIT)	16,000	272,960
Pebblebrook Hotel Trust (REIT)	37,343	753,955
Pennsylvania Real Estate Investment Trust (REIT)	44,352	696,326
PennyMac Mortgage Investment Trust (REIT)	19,800	328,086
Post Properties, Inc. (REIT)	42,099	1,715,955
Potlatch Corp. (REIT)	34,544	1,218,367
PS Business Parks, Inc. (REIT)	14,780	814,378
Ramco-Gershenson Properties Trust (REIT)	30,400	376,352
Redwood Trust, Inc. (REIT)	63,891	966,032
Resource Capital Corp. (REIT)	52,294	330,498
Retail Opportunity Investments Corp. (REIT)	33,500	360,460
RLJ Lodging Trust (REIT)	20,200	350,874
Sabra Healthcare REIT, Inc. (REIT)	19,773	330,407
Saul Centers, Inc. (REIT)	5,800	228,346
Sovran Self Storage, Inc. (REIT)	23,362	957,842
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	866,663
Sun Communities, Inc. (REIT)	13,628	508,461
Sunstone Hotel Investors, Inc. (REIT)*	77,171	715,375
Tanger Factory Outlet Centers (REIT)	66,442	1,778,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Terreno Realty Corp. (REIT)	7,200	$122,472
Two Harbors Investment Corp. (REIT)	65,500	704,125
Universal Health Realty Income Trust (REIT)	11,050	441,779
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	262,396
U-Store-It Trust (REIT)	70,668	743,427
Walter Investment Management Corp. (REIT)	19,568	434,214
Washington Real Estate Investment Trust (REIT)	48,017	1,561,513
Winthrop Realty Trust (REIT)	12,400	148,056

		72,108,975

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	6,400	97,344
Consolidated-Tomoka Land Co.	4,600	131,560
Forestar Group, Inc.*	31,321	514,604
Kennedy-Wilson Holdings, Inc.	22,000	269,500
Tejon Ranch Co.*	7,802	266,048

		1,279,056

Thrifts & Mortgage Finance (1.1%)
Abington Bancorp, Inc.	15,485	161,509
Astoria Financial Corp.	70,553	902,373
BankFinancial Corp.	22,221	188,212
Beneficial Mutual Bancorp, Inc.*	22,754	186,924
Berkshire Hills Bancorp, Inc.	11,244	251,753
Brookline Bancorp, Inc.	54,077	501,294
Dime Community Bancshares, Inc.	18,101	263,188
ESB Financial Corp.	8,889	114,846
ESSA Bancorp, Inc.	9,839	122,200
First Financial Holdings, Inc.	13,091	117,426
Flagstar Bancorp, Inc.*	201,300	239,547
Flushing Financial Corp.	24,842	322,946
Home Federal Bancorp, Inc./Idaho	12,482	137,177
Kearny Financial Corp.	18,996	173,054
Meridian Interstate Bancorp, Inc.*	13,991	191,537
MGIC Investment Corp.*	165,747	986,195
Northwest Bancshares, Inc.	88,810	1,117,230
OceanFirst Financial Corp.	10,800	139,860
Ocwen Financial Corp.*	51,485	656,949
Oritani Financial Corp.	44,350	567,236
PMI Group, Inc.*	115,439	123,520
Provident Financial Services, Inc.	55,316	792,125
Provident New York Bancorp	29,200	244,112
Radian Group, Inc.	107,967	456,700
Territorial Bancorp, Inc.	10,395	215,384
TrustCo Bank Corp./New York	70,354	344,735
United Financial Bancorp, Inc.	13,745	212,085
ViewPoint Financial Group	25,560	352,728

		10,082,845

Total Financials		189,665,409

Health Care (12.4%)
Biotechnology (3.3%)
Achillion Pharmaceuticals, Inc.*	43,300	322,152

	Number of Shares	Value (Note 1)

Acorda Therapeutics, Inc.*	32,435	$1,047,975
Affymax, Inc.*	12,393	85,140
Alkermes, Inc.*	83,825	1,559,145
Allos Therapeutics, Inc.*	47,269	101,156
Alnylam Pharmaceuticals, Inc.*	33,101	310,156
AMAG Pharmaceuticals, Inc.*	15,823	297,472
Anthera Pharmaceuticals, Inc.*	31,500	257,355
Ardea Biosciences, Inc.*	10,200	259,692
Arena Pharmaceuticals, Inc.*	84,134	114,422
ARIAD Pharmaceuticals, Inc.*	112,157	1,270,739
ArQule, Inc.*	46,615	291,344
Array BioPharma, Inc.*	68,919	154,378
AVEO Pharmaceuticals, Inc.*	14,600	300,906
BioCryst Pharmaceuticals, Inc.*	21,203	80,995
Cell Therapeutics, Inc.*	133,800	210,735
Celldex Therapeutics, Inc.*	16,278	57,787
Cepheid, Inc.*	44,449	1,539,713
Codexis, Inc.*	27,900	268,677
Cubist Pharmaceuticals, Inc.*	49,318	1,774,955
Cytori Therapeutics, Inc.*	3,720	17,819
Dyax Corp.*	64,968	128,637
Emergent Biosolutions, Inc.*	15,400	347,270
Enzon Pharmaceuticals, Inc.*	41,114	413,196
Exact Sciences Corp.*	38,300	329,380
Exelixis, Inc.*	92,186	825,986
Genomic Health, Inc.*	13,012	363,165
Geron Corp.*	80,111	321,245
Halozyme Therapeutics, Inc.*	55,035	380,292
Idenix Pharmaceuticals, Inc.*	48,700	243,500
Immunogen, Inc.*	47,068	573,759
Incyte Corp.*	78,747	1,491,468
InterMune, Inc.*	36,934	1,324,084
Ironwood Pharmaceuticals, Inc.*	37,000	581,640
Isis Pharmaceuticals, Inc.*	84,998	778,582
Lexicon Pharmaceuticals, Inc.*	121,679	214,155
Ligand Pharmaceuticals, Inc., Class B*	13,726	164,026
MannKind Corp.*	48,416	183,981
Maxygen, Inc.	35,908	196,417
Medivation, Inc.*	26,386	565,452
Metabolix, Inc.*	21,834	155,895
Micromet, Inc.*	64,779	371,831
Momenta Pharmaceuticals, Inc.*	31,728	617,427
Nabi Biopharmaceuticals*	39,237	211,095
Neurocrine Biosciences, Inc.*	32,000	257,600
Novavax, Inc.*	71,059	143,539
NPS Pharmaceuticals, Inc.*	63,922	604,063
Oncothyreon, Inc.*	31,000	284,890
Onyx Pharmaceuticals, Inc.*	48,084	1,697,365
Opko Health, Inc.*	70,900	261,621
Orexigen Therapeutics, Inc.*	28,003	44,525
Osiris Therapeutics, Inc.*	12,884	99,722
PDL BioPharma, Inc.	104,627	614,160
Pharmacyclics, Inc.*	36,000	375,840
Progenics Pharmaceuticals, Inc.*	44,898	322,368
Rigel Pharmaceuticals, Inc.*	45,840	420,353
Sangamo BioSciences, Inc.*	37,600	221,464
Savient Pharmaceuticals, Inc.*	57,929	433,888
Seattle Genetics, Inc.*	72,755	1,492,933
SIGA Technologies, Inc.*	27,652	269,330
Spectrum Pharmaceuticals, Inc.*	34,365	318,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Synta Pharmaceuticals Corp.*	24,207	$121,761
Targacept, Inc.*	19,100	402,437
Theravance, Inc.*	47,527	1,055,575
Vical, Inc.*	5,400	22,248
ZIOPHARM Oncology, Inc.*	44,300	271,116

		30,840,386

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	16,862	459,489
ABIOMED, Inc.*	28,350	459,270
Accuray, Inc.*	43,248	346,414
Align Technology, Inc.*	45,476	1,036,853
Alphatec Holdings, Inc.*	46,909	163,243
Analogic Corp.	12,116	637,180
AngioDynamics, Inc.*	20,940	297,976
ArthroCare Corp.*	21,600	722,952
Atrion Corp.	1,400	276,920
Cantel Medical Corp.	10,300	277,173
Conceptus, Inc.*	28,842	336,586
CONMED Corp.*	25,287	720,174
CryoLife, Inc.*	37,668	210,941
Cyberonics, Inc.*	25,834	722,060
Cynosure, Inc., Class A*	12,753	154,311
Delcath Systems, Inc.*	26,600	137,256
DexCom, Inc.*	47,108	682,595
DynaVox, Inc., Class A*	13,200	100,320
Endologix, Inc.*	36,100	335,730
Greatbatch, Inc.*	21,718	582,477
Haemonetics Corp.*	19,754	1,271,565
Hansen Medical, Inc.*	4,950	16,879
HeartWare International, Inc.*	8,800	651,904
ICU Medical, Inc.*	9,545	417,116
Immucor, Inc.*	44,411	906,873
Insulet Corp.*	30,378	673,480
Integra LifeSciences Holdings Corp.*	15,144	724,035
Invacare Corp.	28,116	933,170
IRIS International, Inc.*	17,037	170,200
Kensey Nash Corp.*	8,104	204,464
MAKO Surgical Corp.*	20,500	609,465
Masimo Corp.	43,438	1,289,240
Medical Action Industries, Inc.*	19,104	155,698
Meridian Bioscience, Inc.	36,277	874,638
Merit Medical Systems, Inc.*	28,107	505,083
Natus Medical, Inc.*	27,018	409,323
Neogen Corp.*	15,978	722,365
NuVasive, Inc.*	33,609	1,105,064
NxStage Medical, Inc.*	32,800	682,896
OraSure Technologies, Inc.*	40,086	341,934
Orthofix International N.V.*	15,053	639,301
Palomar Medical Technologies, Inc.*	15,971	180,153
Quidel Corp.*	19,500	295,425
RTI Biologics, Inc.*	46,849	126,961
SonoSite, Inc.*	14,365	505,217
Stereotaxis, Inc.*	53,634	188,255
STERIS Corp.	47,570	1,663,999
SurModics, Inc.*	14,421	160,073
Symmetry Medical, Inc.*	33,416	299,742
Synovis Life Technologies, Inc.*	10,689	186,202
Tornier N.V.*	9,600	258,720
Unilife Corp.*	38,600	199,948

	Number of Shares	Value (Note 1)

Vascular Solutions, Inc.*	21,668	$268,683
Volcano Corp.*	42,624	1,376,329
West Pharmaceutical Services, Inc.	30,064	1,315,601
Wright Medical Group, Inc.*	31,559	473,385
Zoll Medical Corp.*	16,401	929,281

		30,392,587

Health Care Providers & Services (3.2%)
Accretive Health, Inc.*	29,400	846,426
Air Methods Corp.*	9,000	672,660
Alliance HealthCare Services, Inc.*	29,549	112,286
Almost Family, Inc.*	6,700	183,580
Amedisys, Inc.*	24,634	656,003
AMN Healthcare Services, Inc.*	31,600	262,912
Amsurg Corp.*	25,262	660,096
Assisted Living Concepts, Inc., Class A	14,682	246,364
Bio-Reference Labs, Inc.*	21,430	447,887
BioScrip, Inc.*	38,300	248,567
CardioNet, Inc.*	22,102	117,362
Centene Corp.*	39,183	1,392,172
Chemed Corp.	19,590	1,283,537
Chindex International, Inc.*	15,396	209,694
Corvel Corp.*	5,800	272,020
Cross Country Healthcare, Inc.*	28,695	218,082
Emeritus Corp.*	18,206	386,878
Ensign Group, Inc.	10,800	328,212
ExamWorks Group, Inc.*	19,900	505,261
Gentiva Health Services, Inc.*	26,641	554,932
Hanger Orthopedic Group, Inc.*	28,309	692,721
HealthSouth Corp.*	70,306	1,845,533
Healthspring, Inc.*	51,109	2,356,636
Healthways, Inc.*	32,147	487,991
HMS Holdings Corp.*	20,343	1,563,766
IPC The Hospitalist Co., Inc.*	14,984	694,508
Kindred Healthcare, Inc.*	46,069	989,101
Landauer, Inc.	8,626	531,275
LHC Group, Inc.*	12,043	277,712
Magellan Health Services, Inc.*	23,515	1,287,211
MedQuist Holdings, Inc.*	23,200	299,744
Molina Healthcare, Inc.*	20,610	558,943
MWI Veterinary Supply, Inc.*	9,592	774,746
National Healthcare Corp.	7,200	356,904
Owens & Minor, Inc.#	48,400	1,669,316
PharMerica Corp.*	24,781	316,206
Providence Service Corp.*	5,723	72,396
PSS World Medical, Inc.*	44,221	1,238,630
Rural/Metro Corp.*	15,300	263,772
Select Medical Holdings Corp.*	28,203	250,161
Skilled Healthcare Group, Inc., Class A*	26,700	252,582
Sun Healthcare Group, Inc.*	19,773	158,579
Sunrise Senior Living, Inc.*	42,677	406,712
Team Health Holdings, Inc.*	19,600	441,196
Triple-S Management Corp., Class B*	14,336	311,521
U.S. Physical Therapy, Inc.	9,807	242,527
Universal American Corp.	24,150	264,443
WellCare Health Plans, Inc.*	31,984	1,644,297

		29,854,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Technology (0.5%)
athenahealth, Inc.*	25,081	$1,030,829
Computer Programs & Systems, Inc.	7,602	482,575
ePocrates, Inc.*	14,500	267,380
MedAssets, Inc.*	36,682	490,072
Medidata Solutions, Inc.*	15,600	372,372
Merge Healthcare, Inc.*	52,500	273,000
Omnicell, Inc.*	28,055	437,377
Quality Systems, Inc.	15,138	1,321,547

		4,675,152

Life Sciences Tools & Services (0.5%)
Affymetrix, Inc.*	54,400	431,392
Caliper Life Sciences, Inc.*	34,600	280,606
Complete Genomics, Inc.*	17,300	264,344
Enzo Biochem, Inc.*	36,735	156,124
eResearchTechnology, Inc.*	39,075	248,908
Kendle International, Inc.*	11,716	176,677
Luminex Corp.*	37,219	777,877
Pacific Biosciences of California, Inc.*	18,000	210,600
PAREXEL International Corp.*	43,537	1,025,732
Sequenom, Inc.*	75,149	567,375

		4,139,635

Pharmaceuticals (1.6%)
Acura Pharmaceuticals, Inc.*	34,052	131,781
Akorn, Inc.*	43,400	303,800
Auxilium Pharmaceuticals, Inc.*	38,257	749,837
AVANIR Pharmaceuticals, Inc., Class A*	70,900	238,224
Cadence Pharmaceuticals, Inc.*	25,735	236,762
Corcept Therapeutics, Inc.*	59,600	237,804
Depomed, Inc.*	58,634	479,626
Durect Corp.*	96,364	195,619
Impax Laboratories, Inc.*	56,466	1,230,394
Jazz Pharmaceuticals, Inc.*	16,200	540,270
Lannett Co., Inc.*	33,557	167,114
MAP Pharmaceuticals, Inc.*	17,000	271,490
Medicines Co.*	41,787	689,904
Medicis Pharmaceutical Corp., Class A	50,975	1,945,716
Nektar Therapeutics*	80,386	584,406
Obagi Medical Products, Inc.*	5,013	47,273
Optimer Pharmaceuticals, Inc.*	34,056	404,926
Pain Therapeutics, Inc.*	29,300	113,391
Par Pharmaceutical Cos., Inc.*	32,135	1,059,812
Pozen, Inc.*	26,986	113,341
Questcor Pharmaceuticals, Inc.*	47,900	1,154,390
Sagent Pharmaceuticals, Inc.*	9,600	259,008
Salix Pharmaceuticals Ltd.*	46,463	1,850,621
Sucampo Pharmaceuticals, Inc., Class A*	42,720	175,152
ViroPharma, Inc.*	63,233	1,169,811
Vivus, Inc.*	73,827	600,952
XenoPort, Inc.*	23,178	165,027

		15,116,451

Total Health Care		115,018,271

	Number of Shares	Value (Note 1)

Industrials (15.4%)
Aerospace & Defense (1.8%)
AAR Corp.	33,512	$907,840
Aerovironment, Inc.*	10,321	364,847
American Science & Engineering, Inc.	7,277	582,160
Ceradyne, Inc.*	24,493	954,982
Cubic Corp.	12,186	621,364
Curtiss-Wright Corp.	41,917	1,356,853
DigitalGlobe, Inc.*	22,113	561,891
Esterline Technologies Corp.*	22,687	1,733,287
GenCorp, Inc.*	43,100	276,702
GeoEye, Inc.*	15,341	573,753
HEICO Corp.	30,575	1,673,676
Hexcel Corp.*	75,059	1,643,042
Moog, Inc., Class A*	37,353	1,625,603
National Presto Industries, Inc.	3,572	362,522
Orbital Sciences Corp.*	52,887	891,146
Teledyne Technologies, Inc.*	27,354	1,377,548
Triumph Group, Inc.	14,502	1,444,109

		16,951,325

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	42,600	291,810
Atlas Air Worldwide Holdings, Inc.*	20,727	1,233,464
Forward Air Corp.	26,940	910,303
Hub Group, Inc., Class A*	34,333	1,292,981
Pacer International, Inc.*	28,620	135,086

		3,863,644

Airlines (0.6%)
Alaska Air Group, Inc.*	28,707	1,965,281
Allegiant Travel Co.*	12,677	627,512
JetBlue Airways Corp.*	195,689	1,193,703
SkyWest, Inc.	54,215	816,478
Spirit Airlines, Inc.*	22,000	263,780
U.S. Airways Group, Inc.*	123,786	1,102,933

		5,969,687

Building Products (0.7%)
A.O. Smith Corp.	27,822	1,176,871
AAON, Inc.	13,800	301,392
Ameron International Corp.	7,995	525,112
Apogee Enterprises, Inc.	21,400	274,134
Gibraltar Industries, Inc.*	22,500	254,700
Griffon Corp.*	51,143	515,521
NCI Building Systems, Inc.*	2,492	28,384
Quanex Building Products Corp.	33,467	548,524
Simpson Manufacturing Co., Inc.	34,619	1,034,069
Trex Co., Inc.*	11,800	288,864
Universal Forest Products, Inc.	15,654	375,070
USG Corp.*	52,400	751,416

		6,074,057

Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	40,632	948,351
ACCO Brands Corp.*	53,466	419,708
Brink’s Co.	38,400	1,145,472
Clean Harbors, Inc.*	19,018	1,963,609
Consolidated Graphics, Inc.*	11,364	624,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Deluxe Corp.	46,861	$1,157,935
EnergySolutions, Inc.	70,271	347,139
EnerNOC, Inc.*	17,100	269,154
Ennis, Inc.	22,556	392,474
Fuel Tech, Inc.*	18,014	119,433
G&K Services, Inc., Class A	17,482	591,941
GEO Group, Inc.*	48,474	1,116,356
Healthcare Services Group, Inc.	60,069	976,121
Herman Miller, Inc.	52,691	1,434,249
Higher One Holdings, Inc.*	22,500	425,700
HNI Corp.	38,941	978,198
Interface, Inc., Class A	40,298	780,572
Knoll, Inc.	39,158	785,901
M&F Worldwide Corp.*	10,200	263,568
McGrath RentCorp	19,645	551,632
Metalico, Inc.*	17,703	104,448
Mine Safety Appliances Co.	19,907	743,327
Mobile Mini, Inc.*	32,795	694,926
Quad/Graphics, Inc.	18,500	718,910
Rollins, Inc.	57,927	1,180,552
Standard Parking Corp.*	2,010	32,100
Steelcase, Inc., Class A	66,472	757,116
Swisher Hygiene, Inc.*	62,100	349,623
Sykes Enterprises, Inc.*	35,099	755,681
Team, Inc.*	14,800	357,124
Tetra Tech, Inc.*#	56,337	1,267,582
TMS International Corp., Class A*	19,200	250,560
UniFirst Corp.	12,705	713,894
United Stationers, Inc.	33,772	1,196,542
Viad Corp.	16,724	372,778

		24,787,128

Construction & Engineering (0.8%)
Argan, Inc.*	12,930	131,110
Comfort Systems USA, Inc.	32,243	342,098
Dycom Industries, Inc.*	39,416	644,057
EMCOR Group, Inc.*	54,399	1,594,435
Furmanite Corp.*	830	6,590
Granite Construction, Inc.	29,073	713,161
Great Lakes Dredge & Dock Corp.	46,707	260,625
Insituform Technologies, Inc., Class A*	34,662	726,862
Layne Christensen Co.*	17,093	518,602
MasTec, Inc.*	48,462	955,671
MYR Group, Inc.*	15,100	353,340
Primoris Services Corp.	21,700	279,930
Tutor Perini Corp.	23,995	460,224

		6,986,705

Electrical Equipment (1.4%)
A123 Systems, Inc.*	58,200	309,624
Acuity Brands, Inc.	34,502	1,924,522
American Superconductor Corp.*	39,075	353,238
AZZ, Inc.	10,493	480,579
Belden, Inc.	40,735	1,420,022
Brady Corp., Class A	37,141	1,190,740
Broadwind Energy, Inc.*	29,219	42,368
Capstone Turbine Corp.*	180,600	276,318
Encore Wire Corp.	17,428	422,106
Ener1, Inc.*	42,839	47,123

	Number of Shares	Value (Note 1)

EnerSys*	37,539	$1,292,092
Franklin Electric Co., Inc.	21,276	998,908
FuelCell Energy, Inc.*	63,560	83,264
Generac Holdings, Inc.*	18,300	355,020
Global Power Equipment Group, Inc.*	11,600	307,632
II-VI, Inc.*	42,786	1,095,322
LSI Industries, Inc.	6,318	50,165
Vicor Corp.	17,400	281,358
Woodward, Inc.	46,733	1,629,112

		12,559,513

Industrial Conglomerates (0.2%)
Raven Industries, Inc.	14,213	791,806
Seaboard Corp.	267	645,606
Standex International Corp.	9,079	278,453
Tredegar Corp.	28,029	514,332
United Capital Corp.*	1,351	40,463

		2,270,660

Machinery (3.2%)
3D Systems Corp.*	28,200	555,822
Accuride Corp.*	29,700	375,111
Actuant Corp., Class A	52,613	1,411,607
Albany International Corp., Class A	27,591	728,126
Altra Holdings, Inc.*	22,700	544,573
Ampco-Pittsburgh Corp.	1,780	41,741
Astec Industries, Inc.*	15,843	585,874
Badger Meter, Inc.	13,430	496,776
Barnes Group, Inc.	45,506	1,129,004
Blount International, Inc.*	35,433	619,014
Briggs & Stratton Corp.	46,044	914,434
Cascade Corp.	6,700	318,719
Chart Industries, Inc.*	26,821	1,447,798
CIRCOR International, Inc.	15,109	647,118
CLARCOR, Inc.	40,474	1,913,611
Colfax Corp.*	20,400	505,920
Commercial Vehicle Group, Inc.*	21,100	299,409
Energy Recovery, Inc.*	25,255	82,584
EnPro Industries, Inc.*	17,254	829,400
ESCO Technologies, Inc.	24,852	914,554
Federal Signal Corp.	46,400	304,384
Flow International Corp.*	16,296	58,014
Gorman-Rupp Co.	13,470	443,702
Greenbrier Cos., Inc.*	14,500	286,520
John Bean Technologies Corp.	25,631	495,191
Kaydon Corp.	30,954	1,155,203
L.B. Foster Co., Class A	7,800	256,698
Lindsay Corp.	11,575	796,360
McCoy Corp.	3,100	12,857
Meritor, Inc.*	77,735	1,246,869
Met-Pro Corp.	8,996	102,374
Middleby Corp.*	12,998	1,222,332
Mueller Industries, Inc.	32,157	1,219,072
Mueller Water Products, Inc., Class A	141,493	563,142
NACCO Industries, Inc., Class A	4,400	426,008
RBC Bearings, Inc.*	17,000	641,920
Robbins & Myers, Inc.	34,125	1,803,506
Sauer-Danfoss, Inc.*	8,700	438,393
Sun Hydraulics Corp.	10,500	501,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Tennant Co.	15,831	$632,132
Titan International, Inc.	29,200	708,392
Trimas Corp.*	18,800	465,300
Wabash National Corp.*	47,300	443,201
Watts Water Technologies, Inc., Class A	27,659	979,405

		29,564,070

Marine (0.0%)
International Shipholding Corp.	5,969	127,020
Ultrapetrol Bahamas Ltd.*	12,635	62,417

		189,437

Professional Services (1.3%)
Acacia Research Corp. - Acacia Technologies*	29,741	1,091,197
Advisory Board Co.*	14,242	824,327
Corporate Executive Board Co.	31,704	1,383,880
CoStar Group, Inc.*	18,236	1,081,030
Exponent, Inc.*	12,223	531,823
FTI Consulting, Inc.*	30,900	1,172,346
Heidrick & Struggles International, Inc.	12,900	292,056
Huron Consulting Group, Inc.*	18,750	566,437
ICF International, Inc.*	13,700	347,706
Insperity, Inc.	17,787	526,673
Kelly Services, Inc., Class A*	19,134	315,711
Kforce, Inc.*	28,891	377,894
Korn/Ferry International*	37,552	825,768
Navigant Consulting, Inc.*	42,332	444,063
On Assignment, Inc.*	27,100	266,393
Resources Connection, Inc.	41,095	494,784
RPX Corp.*	10,800	302,724
SFN Group, Inc.*	41,200	374,508
TrueBlue, Inc.*	35,615	515,705
VSE Corp.	3,825	95,243

		11,830,268

Road & Rail (1.3%)
Amerco, Inc.*	8,242	792,468
Arkansas Best Corp.	23,168	549,777
Avis Budget Group, Inc.*	77,064	1,317,024
Dollar Thrifty Automotive Group, Inc.*	23,399	1,725,442
Genesee & Wyoming, Inc., Class A*	31,361	1,839,009
Heartland Express, Inc.	48,655	805,727
Knight Transportation, Inc.	54,150	920,009
Marten Transport Ltd.	12,600	272,160
Old Dominion Freight Line, Inc.*	36,393	1,357,459
Patriot Transportation Holding, Inc.*	900	20,133
RailAmerica, Inc.*	17,300	259,500
Swift Transportation Co.*	58,200	788,610
Werner Enterprises, Inc.	35,366	885,918
Zipcar, Inc.*	12,100	246,961

		11,780,197

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	33,955	431,908
Applied Industrial Technologies, Inc.	38,188	1,359,875

	Number of Shares	Value (Note 1)

Beacon Roofing Supply, Inc.*	42,176	$962,456
CAI International, Inc.*	3,870	79,954
H&E Equipment Services, Inc.*	21,000	293,790
Interline Brands, Inc.*	30,046	551,945
Kaman Corp.	23,992	850,996
Lawson Products, Inc.	5,314	104,526
RSC Holdings, Inc.*	44,821	536,059
Rush Enterprises, Inc., Class A*	32,200	612,766
TAL International Group, Inc.	12,400	428,172
Textainer Group Holdings Ltd.	9,100	279,734
Titan Machinery, Inc.*	9,700	279,166
United Rentals, Inc.*	45,844	1,164,438
Watsco, Inc.	23,687	1,610,479

		9,546,264

Total Industrials		142,372,955

Information Technology (18.2%)
Communications Equipment (2.3%)
ADTRAN, Inc.	49,306	1,908,635
Arris Group, Inc.*	110,703	1,285,262
Aruba Networks, Inc.*	60,316	1,782,338
Aviat Networks, Inc.*	42,137	166,020
Bel Fuse, Inc., Class B	1,450	31,450
BigBand Networks, Inc.*	39,895	86,572
Black Box Corp.	15,043	470,395
Blue Coat Systems, Inc.*	36,795	804,339
Calix, Inc.*	27,600	574,632
Comtech Telecommunications Corp.	25,643	719,030
DG FastChannel, Inc.*	20,260	649,333
EMS Technologies, Inc.*	11,349	374,177
Emulex Corp.*	79,657	685,050
Finisar Corp.*	66,800	1,204,404
Globecomm Systems, Inc.*	3,550	55,238
Harmonic, Inc.*	86,459	625,099
Infinera Corp.*	86,261	596,063
InterDigital, Inc.	34,625	1,414,431
Ixia*	26,063	333,606
Loral Space & Communications, Inc.*	10,096	701,369
NETGEAR, Inc.*	31,829	1,391,564
Oclaro, Inc.*	39,600	266,112
Oplink Communications, Inc.*	15,300	285,039
Plantronics, Inc.	38,259	1,397,601
Powerwave Technologies, Inc.*	125,898	371,399
ShoreTel, Inc.*	33,600	342,720
Sonus Networks, Inc.*	163,241	528,901
Sycamore Networks, Inc.	16,421	365,203
Tekelec*	58,881	537,583
ViaSat, Inc.*	27,140	1,174,348

		21,127,913

Computers & Peripherals (0.6%)
Avid Technology, Inc.*	22,731	428,252
Electronics for Imaging, Inc.*	33,652	579,488
Hypercom Corp.*	35,400	347,982
Intermec, Inc.*	57,202	631,510
Novatel Wireless, Inc.*	24,000	131,520
OCZ Technology Group, Inc.*	37,700	301,600
Quantum Corp.*	201,581	665,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Silicon Graphics International Corp.*	23,200	$399,040
STEC, Inc.*	32,499	552,808
Stratasys, Inc.*	15,566	524,574
Super Micro Computer, Inc.*	18,500	297,665
Synaptics, Inc.*	30,737	791,170
Xyratex Ltd.*	24,200	248,292

		5,899,118

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	15,700	284,955
Anixter International, Inc.	21,958	1,434,736
Benchmark Electronics, Inc.*	48,348	797,742
Brightpoint, Inc.*	43,412	352,071
Checkpoint Systems, Inc.*	36,911	659,969
Cognex Corp.	36,803	1,303,930
Coherent, Inc.*	21,452	1,185,652
Daktronics, Inc.	25,100	270,829
DTS, Inc.*	15,895	644,542
Electro Rent Corp.	18,469	316,189
Electro Scientific Industries, Inc.*	21,200	409,160
Fabrinet*	15,000	364,200
FARO Technologies, Inc.*	16,067	703,735
GSI Group, Inc.*	22,800	274,740
Insight Enterprises, Inc.*	46,143	817,193
Kemet Corp.*	32,400	462,996
L-1 Identity Solutions, Inc.*	69,037	811,185
Littelfuse, Inc.	19,549	1,147,917
Maxwell Technologies, Inc.*	21,200	343,228
Measurement Specialties, Inc.*	11,100	396,270
Mercury Computer Systems, Inc.*	18,200	339,976
Methode Electronics, Inc.	45,082	523,402
Microvision, Inc.*	71,396	87,103
MTS Systems Corp.	15,602	652,632
Multi-Fineline Electronix, Inc.*	12,700	274,447
Newport Corp.*	27,187	493,988
OSI Systems, Inc.*	15,768	678,024
Park Electrochemical Corp.	15,472	432,442
PC Connection, Inc.*	21,196	175,503
Plexus Corp.*	28,175	980,772
Power-One, Inc.*	65,400	529,740
RadiSys Corp.*	23,542	171,621
Rofin-Sinar Technologies, Inc.*	24,925	851,189
Rogers Corp.*	13,684	632,201
Sanmina-SCI Corp.*	63,800	659,054
Scansource, Inc.*	23,039	863,502
SMART Modular Technologies (WWH), Inc.*	39,900	365,484
SYNNEX Corp.*	15,862	502,825
TTM Technologies, Inc.*	38,162	611,355
Universal Display Corp.*	26,560	931,990
Viasystems Group, Inc.*	13,500	303,615
X-Rite, Inc.*	56,300	279,811

		24,321,915

Internet Software & Services (2.0%)
Active Network, Inc.*	14,500	255,200
Ancestry.com, Inc.*	23,200	960,248
comScore, Inc.*	23,363	605,102
Constant Contact, Inc.*	18,346	465,621
Cornerstone OnDemand, Inc.*	14,800	261,220

	Number of Shares	Value (Note 1)

DealerTrack Holdings, Inc.*	37,064	$850,619
Demand Media, Inc.*	18,600	252,030
Dice Holdings, Inc.*	35,600	481,312
Digital River, Inc.*	35,331	1,136,245
EarthLink, Inc.	103,433	795,917
Envestnet, Inc.*	20,100	298,485
Internap Network Services Corp.*	39,400	289,590
INTL FCStone, Inc.*	11,100	268,731
IntraLinks Holdings, Inc.*	23,500	406,080
j2 Global Communications, Inc.*	41,578	1,173,747
Keynote Systems, Inc.	12,104	261,810
KIT Digital, Inc.*	26,000	310,440
Limelight Networks, Inc.*	38,800	176,928
Liquidity Services, Inc.*	13,800	325,818
LivePerson, Inc.*	34,100	482,174
LogMeIn, Inc.*	12,100	466,697
LoopNet, Inc.*	14,300	262,834
Mediamind Technologies, Inc.*	12,000	263,280
Move, Inc.*	118,200	258,858
NIC, Inc.	46,855	630,668
OpenTable, Inc.*	17,300	1,437,976
Openwave Systems, Inc.*	79,841	182,836
QuinStreet, Inc.*	23,400	303,732
RealNetworks, Inc.*	78,500	266,900
RightNow Technologies, Inc.*	16,100	521,640
SAVVIS, Inc.*	33,122	1,309,313
Stamps.com, Inc.	14,405	192,163
Travelzoo, Inc.*	4,100	265,024
United Online, Inc.	72,273	435,806
ValueClick, Inc.*	62,424	1,036,238
Vocus, Inc.*	12,900	394,869

		18,286,151

IT Services (2.1%)
Acxiom Corp.*	63,869	837,322
CACI International, Inc., Class A*	22,959	1,448,254
Cardtronics, Inc.*	31,600	741,020
CIBER, Inc.*	46,400	257,520
Convergys Corp.*	77,200	1,053,008
CSG Systems International, Inc.*	33,465	618,433
Euronet Worldwide, Inc.*	44,426	684,605
ExlService Holdings, Inc.*	11,900	274,890
Forrester Research, Inc.	11,280	371,789
Global Cash Access Holdings, Inc.*	40,400	128,472
Hackett Group, Inc.*	10,719	54,560
Heartland Payment Systems, Inc.	35,637	734,122
iGATE Corp.	19,000	310,080
Jack Henry & Associates, Inc.	68,044	2,042,000
Lionbridge Technologies, Inc.*	46,700	148,506
ManTech International Corp., Class A	18,541	823,591
MAXIMUS, Inc.	12,942	1,070,692
MoneyGram International, Inc.*	67,800	225,096
NCI, Inc., Class A*	8,225	186,872
Sapient Corp.*	83,569	1,256,042
ServiceSource International, Inc.*	14,200	315,524
SRA International, Inc., Class A*	39,774	1,229,812
Stream Global Services, Inc.*	38,200	126,060
Syntel, Inc.	12,582	743,848
TeleTech Holdings, Inc.*	18,625	392,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

TNS, Inc.*	23,218	$385,419
Unisys Corp.*	34,464	885,725
Virtusa Corp.*	14,500	274,775
Wright Express Corp.*	28,302	1,473,685

		19,094,337

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Energy Industries, Inc.*	26,403	390,500
Amkor Technology, Inc.*	104,109	642,353
ANADIGICS, Inc.*	52,100	167,241
Applied Micro Circuits Corp.*	58,562	518,859
ATMI, Inc.*	29,870	610,244
Axcelis Technologies, Inc.*	79,100	129,724
Brooks Automation, Inc.*	59,550	646,713
Cabot Microelectronics Corp.*	22,120	1,027,916
CEVA, Inc.*	16,200	493,452
Cirrus Logic, Inc.*	53,467	850,125
Cymer, Inc.*	26,598	1,316,867
Day4 Energy, Inc.*	7,000	1,415
Diodes, Inc.*	29,708	775,379
Entegris, Inc.*	100,746	1,019,550
Entropic Communications, Inc.*	62,845	558,692
Exar Corp.*	30,032	190,103
FEI Co.*	34,673	1,324,162
FormFactor, Inc.*	42,795	387,723
GT Solar International, Inc.*	92,400	1,496,880
Hittite Microwave Corp.*	21,915	1,356,758
Inphi Corp.*	16,100	280,140
Integrated Device Technology, Inc.*	130,200	1,023,372
IXYS Corp.*	20,100	301,098
Kulicke & Soffa Industries, Inc.*	56,441	628,753
Lattice Semiconductor Corp.*	96,400	628,528
LTX-Credence Corp.*	37,600	336,144
MaxLinear, Inc., Class A*	15,600	135,096
Micrel, Inc.	40,675	430,341
Microsemi Corp.*	61,627	1,263,353
MIPS Technologies, Inc.*	36,400	251,524
MKS Instruments, Inc.	42,872	1,132,678
Monolithic Power Systems, Inc.*	31,496	485,668
Nanometrics, Inc.*	16,100	305,739
Netlogic Microsystems, Inc.*	50,210	2,029,488
NVE Corp.*	4,043	236,313
OmniVision Technologies, Inc.*	41,618	1,448,723
Pericom Semiconductor Corp.*	21,500	192,210
Photronics, Inc.*	40,500	343,035
Power Integrations, Inc.	24,124	927,085
Rambus, Inc.*	72,100	1,058,428
RF Micro Devices, Inc.*	212,846	1,302,618
Rubicon Technology, Inc.*	10,200	171,972
Semtech Corp.*	55,396	1,514,527
Sigma Designs, Inc.*	20,459	156,307
Silicon Image, Inc.*	60,800	392,768
Spansion, Inc., Class A*	36,900	711,063
Standard Microsystems Corp.*	17,920	483,661
Tessera Technologies, Inc.*	43,710	749,189
TriQuint Semiconductor, Inc.*	125,665	1,280,526
Ultratech, Inc.*	17,324	526,303
Veeco Instruments, Inc.*	30,694	1,485,897
Volterra Semiconductor Corp.*	19,883	490,315

	Number of Shares	Value (Note 1)

Zoran Corp.*	44,522	$373,985

		36,981,503

Software (4.6%)
Accelrys, Inc.*	31,958	227,221
ACI Worldwide, Inc.*	31,072	1,049,302
Actuate Corp.*	37,203	217,638
Advent Software, Inc.*	27,014	760,984
American Software, Inc., Class A	6,090	50,608
Aspen Technology, Inc.*	62,100	1,066,878
Blackbaud, Inc.	41,587	1,152,792
Blackboard, Inc.*	27,157	1,178,342
Bottomline Technologies, Inc.*	23,491	580,463
BroadSoft, Inc.*	16,600	632,958
CommVault Systems, Inc.*	32,214	1,431,912
Concur Technologies, Inc.*	34,420	1,723,409
Deltek, Inc.*	36,100	270,389
Ebix, Inc.*	18,849	359,074
EPIQ Systems, Inc.	31,930	454,045
Fair Isaac Corp.	33,127	1,000,435
FalconStor Software, Inc.*	44,909	201,192
Interactive Intelligence, Inc.*	10,000	350,500
JDA Software Group, Inc.*	33,455	1,033,425
Kenexa Corp.*	18,700	448,426
Lawson Software, Inc.*	120,675	1,353,974
Magma Design Automation, Inc.*	50,500	403,495
Manhattan Associates, Inc.*	21,550	742,182
Mentor Graphics Corp.*	87,318	1,118,544
MicroStrategy, Inc., Class A*	6,309	1,026,348
Monotype Imaging Holdings, Inc.*	26,300	371,619
NetScout Systems, Inc.*	27,454	573,514
NetSuite, Inc.*	17,700	693,840
Opnet Technologies, Inc.	10,100	413,494
Parametric Technology Corp.*	92,645	2,124,350
Pegasystems, Inc.	10,425	485,284
Progress Software Corp.*	56,277	1,357,964
PROS Holdings, Inc.*	16,600	290,334
QLIK Technologies, Inc.*	51,700	1,760,902
Quest Software, Inc.*	47,511	1,079,925
Radiant Systems, Inc.*	34,637	723,913
RealD, Inc.*	28,500	666,615
RealPage, Inc.*	22,300	590,281
Renaissance Learning, Inc.	16,300	204,402
Rosetta Stone, Inc.*	8,103	130,782
S1 Corp.*	38,300	286,484
Smith Micro Software, Inc.*	24,400	102,724
SolarWinds, Inc.*	41,800	1,092,652
Sourcefire, Inc.*	20,346	604,683
SS&C Technologies Holdings, Inc.*	14,100	280,167
SuccessFactors, Inc.*	58,046	1,706,552
Synchronoss Technologies, Inc.*	16,634	527,797
Take-Two Interactive Software, Inc.*	53,356	815,280
Taleo Corp., Class A*	28,441	1,053,170
TeleCommunication Systems, Inc., Class A*	27,494	132,796
TeleNav, Inc.*	17,200	304,956
THQ, Inc.*	51,900	187,878
TiVo, Inc.*	92,067	947,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Tyler Technologies, Inc.*	31,177	$834,920
Ultimate Software Group, Inc.*	21,570	1,174,055
VASCO Data Security International, Inc.*	22,200	276,390
Verint Systems, Inc.*	15,500	574,120
VirnetX Holding Corp.*	28,000	810,320
Websense, Inc.*	30,304	786,995

		42,801,063

Total Information Technology		168,512,000

Materials (4.9%)
Chemicals (2.2%)
A. Schulman, Inc.	21,143	532,592
Arch Chemicals, Inc.	21,246	731,712
Balchem Corp.	24,885	1,089,465
Calgon Carbon Corp.*	51,138	869,346
Chemtura Corp.*	70,700	1,286,740
Ferro Corp.*	72,473	974,037
Flotek Industries, Inc.*	36,700	312,684
FutureFuel Corp.	20,800	251,888
Georgia Gulf Corp.*	27,000	651,780
H.B. Fuller Co.	43,759	1,068,595
Innophos Holdings, Inc.	14,913	727,754
Innospec, Inc.*	17,400	584,814
Koppers Holdings, Inc.	16,713	633,924
Kraton Performance Polymers, Inc.*	23,400	916,578
LSB Industries, Inc.*	14,100	605,172
Minerals Technologies, Inc.	17,025	1,128,587
NewMarket Corp.	7,187	1,226,893
NL Industries, Inc.	15,700	288,252
Olin Corp.	57,903	1,312,082
OM Group, Inc.*	21,487	873,232
Omnova Solutions, Inc.*	33,200	231,072
PolyOne Corp.	73,100	1,130,857
Quaker Chemical Corp.	9,100	391,391
Sensient Technologies Corp.	42,125	1,561,574
Stepan Co.	6,244	442,700
STR Holdings, Inc.*	22,700	338,684
TPC Group, Inc.*	9,700	380,434
Zep, Inc.	16,200	306,180

		20,849,019

Construction Materials (0.2%)
Eagle Materials, Inc.	32,700	911,349
Texas Industries, Inc.	20,526	854,498

		1,765,847

Containers & Packaging (0.2%)
Boise, Inc.	76,500	595,935
Graham Packaging Co., Inc.*	16,000	403,520
Graphic Packaging Holding Co.*	94,953	516,544

		1,515,999

Metals & Mining (1.8%)
A.M. Castle & Co.*	16,000	265,760
AMCOL International Corp.	23,149	883,366
Century Aluminum Co.*	42,291	661,854
Coeur d’Alene Mines Corp.*	65,236	1,582,625
General Moly, Inc.*	61,300	273,398
Globe Specialty Metals, Inc.	49,200	1,103,064

	Number of Shares	Value (Note 1)

Gold Resource Corp.	20,900	$521,037
Golden Star Resources Ltd.*	206,800	454,960
Haynes International, Inc.	9,533	590,379
Hecla Mining Co.*	199,429	1,533,609
Horsehead Holding Corp.*	32,667	435,124
Jaguar Mining, Inc.*	67,400	322,172
Kaiser Aluminum Corp.	13,791	753,264
Materion Corp.*	19,245	711,488
Metals USA Holdings Corp.*	18,800	280,120
Noranda Aluminum Holding Corp.*	19,200	290,688
Paramount Gold and Silver Corp.*	86,000	280,360
Redcorp Ventures Ltd.*†(b)	46,400	—
RTI International Metals, Inc.*	27,586	1,058,475
Stillwater Mining Co.*	75,678	1,665,673
Thompson Creek Metals Co., Inc.*	125,100	1,248,498
U.S. Gold Corp.*	64,900	391,347
Worthington Industries, Inc.	43,380	1,002,078

		16,309,339

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.	37,020	998,800
Clearwater Paper Corp.*	10,569	721,651
Deltic Timber Corp.	9,253	496,793
KapStone Paper and Packaging Corp.*	27,486	455,443
Louisiana-Pacific Corp.*	103,548	842,881
P.H. Glatfelter Co.	43,415	667,723
Schweitzer-Mauduit International, Inc.	14,782	830,009

		5,013,300

Total Materials		45,453,504

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
AboveNet, Inc.	18,055	1,272,155
Alaska Communications Systems Group, Inc.	31,677	280,975
Atlantic Tele-Network, Inc.	7,100	272,356
Cbeyond, Inc.*	18,708	247,507
Cincinnati Bell, Inc.*	118,537	393,543
Cogent Communications Group, Inc.*	39,925	679,124
Consolidated Communications Holdings, Inc.	22,542	438,216
General Communication, Inc., Class A*	38,100	459,867
Global Crossing Ltd.*	25,589	982,106
Globalstar, Inc.*	217,900	268,017
IDT Corp., Class B	8,100	218,862
Iridium Communications, Inc.*	32,000	276,800
Neutral Tandem, Inc.*	30,573	532,582
PAETEC Holding Corp.*	126,685	606,821
Premiere Global Services, Inc.*	58,452	466,447
Vonage Holdings Corp.*	79,700	351,477

		7,746,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.2%)
ICO Global Communications Holdings Ltd.*	111,000	$307,470
Leap Wireless International, Inc.*	44,800	727,104
NTELOS Holdings Corp.	27,721	566,063
Shenandoah Telecommunications Co.	21,724	369,742

		1,970,379

Total Telecommunication Services		9,717,234

Utilities (3.2%)
Electric Utilities (1.3%)
Allete, Inc.	25,023	1,026,944
Central Vermont Public Service Corp.	9,700	350,655
Cleco Corp.	46,481	1,619,863
El Paso Electric Co.	30,846	996,326
Empire District Electric Co.	30,023	578,243
IDACORP, Inc.	37,108	1,465,766
MGE Energy, Inc.	20,553	833,013
Otter Tail Corp.	32,825	692,607
PNM Resources, Inc.	75,781	1,268,574
Portland General Electric Co.	57,432	1,451,881
UIL Holdings Corp.	39,731	1,285,298
UniSource Energy Corp.	25,243	942,321

		12,511,491

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	7,500	300,225
Laclede Group, Inc.	16,352	618,596
New Jersey Resources Corp.	32,311	1,441,394
Nicor, Inc.	35,092	1,920,936
Northwest Natural Gas Co.	19,342	872,904
Piedmont Natural Gas Co., Inc.#	55,177	1,669,656
South Jersey Industries, Inc.	20,976	1,139,207
Southwest Gas Corp.	31,836	1,229,188
WGL Holdings, Inc.	38,325	1,475,129

		10,667,235

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	50,300	765,566
Dynegy, Inc.*	82,200	508,818
Ormat Technologies, Inc.	13,200	290,532

		1,564,916

Multi-Utilities (0.4%)
Avista Corp.	46,099	1,184,283
Black Hills Corp.	34,719	1,044,695
CH Energy Group, Inc.	14,668	781,218
NorthWestern Corp.	26,578	879,997

		3,890,193

	Number of Shares	Value (Note 1)

Water Utilities (0.1%)
American States Water Co.	16,779	$581,560
California Water Service Group	33,500	626,785

		1,208,345

Total Utilities		29,842,180

Total Common Stocks (99.3%) (Cost $625,124,627)		919,098,702

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	12,825

Total Financials		12,825

Total Corporate Bonds		12,825

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		12,825

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Clinical Data, Inc., expiring 12/31/49* (Cost $0)†	10,000	9,500

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $6,521,671)	$6,521,671	6,521,671

Total Investments (100.0%) (Cost $631,665,498)		925,642,698
Other Assets Less Liabilities (0.0%)		322,217

Net Assets (100%)		$925,964,915

*	Non-income producing.
†	Securities (totalling $9,500 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,083,308.
(b)	Illiquid Security.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	29	September-11	$2,291,644	$2,393,660	$102,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$122,997,795	$—	$—	$122,997,795
Consumer Staples	30,690,664	—	—	30,690,664
Energy	64,828,690	—	—	64,828,690
Financials	189,665,409	—	—	189,665,409
Health Care	115,018,271	—	—	115,018,271
Industrials	142,372,955	—	—	142,372,955
Information Technology	167,716,083	795,917	—	168,512,000
Materials	45,453,504	—	—	45,453,504
Telecommunication Services	9,717,234	—	—	9,717,234
Utilities	29,842,180	—	—	29,842,180
Corporate Bonds
Financials	—	12,825	—	12,825
Futures	102,016	—	—	102,016
Rights
Health Care	—	—	9,500	9,500
Short-Term Investments	—	6,521,671	—	6,521,671

Total Assets	$918,404,801	$7,330,413	$9,500	$925,744,714

Total Liabilities	$—	$—	$—	$—

Total	$918,404,801	$7,330,413	$9,500	$925,744,714

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Financials	Investments in Rights-Healthcare

Balance as of 12/31/10	$19,200	$—
Total gains or losses (realized/unrealized) included in earnings	—	9,500
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(19,200)	—

Balance as of 6/30/11	$—	$9,500

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—	$9,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	102,016	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$102,016

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	303,271	—	—	303,271
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$303,271	$—	$—	$303,271

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	71,937	—	—	71,937
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$71,937	$—	$—	$71,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $4,341,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$122,411,756
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$154,173,519

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,382,138
Aggregate gross unrealized depreciation	(31,834,301)

Net unrealized appreciation	$287,547,837

Federal income tax cost of investments	$638,094,861

The Portfolio has a net capital loss carryforward of $2,980,856, which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $631,665,498)	$925,642,698
Cash	2,957,698
Foreign cash (Cost $28)	28
Receivable for securities sold	20,826,068
Dividends, interest and other receivables	1,066,426
Receivable from Separate Accounts for Trust shares sold	236,734
Due from broker for futures variation margin	18,850
Other assets	11,032

Total assets	950,759,534

LIABILITIES
Payable for securities purchased	23,243,766
Payable to Separate Accounts for Trust shares redeemed	881,129
Investment management fees payable	184,361
Distribution fees payable - Class IB	152,967
Administrative fees payable	77,536
Accrued expenses	254,860

Total liabilities	24,794,619

NET ASSETS	$925,964,915

Net assets were comprised of:
Paid in capital	$569,051,971
Accumulated undistributed net investment income (loss)	3,653,816
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	59,179,912
Unrealized appreciation (depreciation) on investments and futures	294,079,216

Net assets	$925,964,915

Class IA
Net asset value, offering and redemption price per share, $158,668,504 / 14,194,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

Class IB
Net asset value, offering and redemption price per share, $767,296,411 / 68,700,304 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $917 foreign withholding tax)	$5,419,554

EXPENSES
Investment management fees	1,151,186
Distribution fees - Class IB	960,624
Administrative fees	483,480
Printing and mailing expenses	25,318
Professional fees	21,791
Trustees’ fees	10,421
Miscellaneous	5,737

Total expenses	2,658,557

NET INVESTMENT INCOME (LOSS)	2,760,997

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	69,208,993
Futures	303,271
Foreign currency transactions	2

Net realized gain (loss)	69,512,266

Change in unrealized appreciation (depreciation) on:
Securities	(16,505,463)
Futures	71,937

Net change in unrealized appreciation (depreciation)	(16,433,526)

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,078,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,839,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,760,997	$8,561,799
Net realized gain (loss) on investments, futures and foreign currency transactions	69,512,266	47,777,058
Net change in unrealized appreciation (depreciation) on investments and futures	(16,433,526)	134,046,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,839,737	190,385,057

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,634,998)
Class IB	—	(6,457,017)

TOTAL DIVIDENDS	—	(8,092,015)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,129,226 and 2,762,983 shares, respectively ]	12,201,355	25,489,900
Capital shares issued in reinvestment of dividends [ 0 and 156,806 shares, respectively ]	—	1,634,998
Capital shares repurchased [ (842,238) and (6,404,633) shares, respectively ]	(9,213,635)	(58,878,781)

Total Class IA transactions	2,987,720	(31,753,883)

Class IB
Capital shares sold [ 3,450,791 and 9,257,317 shares, respectively ]	37,330,323	84,632,631
Capital shares issued in reinvestment of dividends [ 0 and 618,960 shares, respectively ]	—	6,457,017
Capital shares repurchased [ (7,203,066) and (14,322,422) shares, respectively ]	(78,719,690)	(128,287,303)

Total Class IB transactions	(41,389,367)	(37,197,655)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,401,647)	(68,951,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,438,090	113,341,504
NET ASSETS:
Beginning of period	908,526,825	795,185,321

End of period (a)	$925,964,915	$908,526,825

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,653,816	$892,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO (kk)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009		2008		2007	2006
Net asset value, beginning of period	$10.52	$8.43	$6.77		$11.61		$13.01	$11.68

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.11 (e)	0.07	(e)	0.14	(e)	0.18 (e)	0.15	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62	2.10	1.71		(4.06)		(0.43)	1.94

Total from investment operations	0.66	2.21	1.78		(3.92)		(0.25)	2.09

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)		(0.10)		(0.21)	(0.13)
Distributions from net realized gains	—	—	—		(0.82)		(0.94)	(0.63)
Return of capital	—	—	(0.01)		—		—	—

Total dividends and distributions	—	(0.12)	(0.12)		(0.92)		(1.15)	(0.76)

Net asset value, end of period	$11.18	$10.52	$8.43		$6.77		$11.61	$13.01

Total return (b)	6.27%	26.18%	26.36%		(33.94)%		(1.55)%	17.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,669	$146,261	$146,628		$216,594		$130,825	$380,834
Ratio of expenses to average net assets (a)	0.37%	0.37%	0.39%		0.45%		0.39%	0.38	%(c)
Ratio of net investment income (loss) to average net assets (a)	0.81%	1.22%	1.07%		1.61%		1.36%	1.17%
Portfolio turnover rate	13%	18%	38%		48%		32%	26%

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009		2008		2007	2006
Net asset value, beginning of period	$10.52	$8.43	$6.77		$11.61		$13.01	$11.68

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09 (e)	0.06	(e)	0.11	(e)	0.14 (e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62	2.09	1.70		(4.05)		(0.42)	1.94

Total from investment operations	0.65	2.18	1.76		(3.94)		(0.28)	2.05

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)		(0.08)		(0.18)	(0.09)
Distributions from net realized gains	—	—	—		(0.82)		(0.94)	(0.63)
Return of capital	—	—	(0.01)		—		—	—

Total dividends and distributions	—	(0.09)	(0.10)		(0.90)		(1.12)	(0.72)

Net asset value, end of period	$11.17	$10.52	$8.43		$6.77		$11.61	$13.01

Total return (b)	6.18%	25.87%	26.04%		(34.12)%		(1.82)%	17.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$767,296	$762,265	$648,557		$430,688		$669,947	$687,050
Ratio of expenses to average net assets (a)	0.62%	0.62%	0.64	%(c)	0.70	%(c)	0.64%	0.63	%(c)
Ratio of net investment income (loss) to average net assets (a)	0.56%	1.01%	0.90%		1.13%		1.04%	0.87%
Portfolio turnover rate	13%	18%	38%		48%		32%	26%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(kk)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Small Company Index II Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Small Company Index Portfolio.

See Notes to Financial Statements.

EQ/T.ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	31.4%
Consumer Discretionary	17.7
Industrials	16.8
Energy	8.6
Health Care	6.9
Financials	6.6
Materials	5.4
Telecommunication Services	3.7
Consumer Staples	2.1
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,048.70	$4.57
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,047.20	5.84
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.7%)
Auto Components (0.4%)
Johnson Controls, Inc.	86,400	$3,599,424

Automobiles (0.4%)
General Motors Co.*	93,600	2,841,696

Hotels, Restaurants & Leisure (5.6%)
Carnival plc	111,900	4,337,090
Chipotle Mexican Grill, Inc.*	18,200	5,609,058
Ctrip.com International Ltd. (ADR)*	106,800	4,600,944
Las Vegas Sands Corp.*	98,400	4,153,464
Marriott International, Inc., Class A	214,009	7,595,179
MGM Resorts International*	67,000	885,070
Royal Caribbean Cruises Ltd.*	81,400	3,063,896
Starbucks Corp.	209,500	8,273,155
Starwood Hotels & Resorts Worldwide, Inc.	103,600	5,805,744

		44,323,600

Internet & Catalog Retail (5.4%)
Amazon.com, Inc.*	148,200	30,305,418
Liberty Media Corp.—Interactive*	186,800	3,132,636
Netflix, Inc.*	1,600	420,304
priceline.com, Inc.*	17,800	9,112,354

		42,970,712

Media (1.1%)
Discovery Communications, Inc., Class A*	50,100	2,052,096
Walt Disney Co.	163,200	6,371,328

		8,423,424

Specialty Retail (1.7%)
AutoZone, Inc.*	6,600	1,946,010
CarMax, Inc.*	173,500	5,737,645
O’Reilly Automotive, Inc.*	37,600	2,463,176
Ross Stores, Inc.	41,400	3,316,968

		13,463,799

Textiles, Apparel & Luxury Goods (3.1%)
Coach, Inc.	94,300	6,028,599
Fossil, Inc.*	33,060	3,891,823
NIKE, Inc., Class B	100,900	9,078,982
Polo Ralph Lauren Corp.	20,200	2,678,722
Prada S.p.A.*	479,900	2,895,422

		24,573,548

Total Consumer Discretionary		140,196,203

Consumer Staples (2.1%)
Beverages (0.3%)
Hansen Natural Corp.*	29,600	2,396,120

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	75,500	6,133,620
Whole Foods Market, Inc.	40,300	2,557,035

		8,690,655

	Number of Shares	Value (Note 1)

Food Products (0.7%)
Green Mountain Coffee Roasters, Inc.*	61,600	$5,498,416

Total Consumer Staples		16,585,191

Energy (8.6%)
Energy Equipment & Services (3.7%)
Cameron International Corp.*	110,500	5,557,045
FMC Technologies, Inc.*	171,800	7,694,922
McDermott International, Inc.*	140,200	2,777,362
Schlumberger Ltd.	155,800	13,461,120

		29,490,449

Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources, Inc.*	44,600	2,026,624
Cimarex Energy Co.	26,800	2,409,856
Continental Resources, Inc.*	65,500	4,251,605
EOG Resources, Inc.	72,600	7,590,330
Occidental Petroleum Corp.	87,100	9,061,884
Peabody Energy Corp.	87,000	5,125,170
Suncor Energy, Inc.	201,300	7,870,830

		38,336,299

Total Energy		67,826,748

Financials (6.6%)
Capital Markets (2.8%)
Franklin Resources, Inc.	94,600	12,420,034
Invesco Ltd.	274,600	6,425,640
Northern Trust Corp.	71,500	3,286,140

		22,131,814

Commercial Banks (0.3%)
U.S. Bancorp	112,500	2,869,875

Consumer Finance (1.5%)
American Express Co.	224,600	11,611,820

Diversified Financial Services (1.5%)
IntercontinentalExchange, Inc.*	52,200	6,509,862
JPMorgan Chase & Co.	140,300	5,743,882

		12,253,744

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A*	151,800	3,811,698

Total Financials		52,678,951

Health Care (6.9%)
Biotechnology (1.4%)
Alexion Pharmaceuticals, Inc.*	37,600	1,768,328
Biogen Idec, Inc.*	10,700	1,144,044
Celgene Corp.*	51,500	3,106,480
Dendreon Corp.*	35,700	1,408,008
Human Genome Sciences, Inc.*	148,000	3,631,920

		11,058,780

Health Care Equipment & Supplies (1.4%)
Covidien plc	24,200	1,288,166
Edwards Lifesciences Corp.*	53,400	4,655,412
Stryker Corp.	85,900	5,041,471

		10,985,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.9%)
AmerisourceBergen Corp.	63,200	$2,616,480
Express Scripts, Inc.*	190,300	10,272,394
McKesson Corp.	122,100	10,213,665

		23,102,539

Life Sciences Tools & Services (0.3%)
Illumina, Inc.*	34,700	2,607,705

Pharmaceuticals (0.9%)
Allergan, Inc.	48,200	4,012,650
Valeant Pharmaceuticals International, Inc.	61,400	3,190,344

		7,202,994

Total Health Care		54,957,067

Industrials (16.8%)
Aerospace & Defense (2.5%)
Boeing Co.	92,500	6,838,525
Precision Castparts Corp.	64,400	10,603,460
Textron, Inc.	89,400	2,110,734

		19,552,719

Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	96,600	4,944,954
FedEx Corp.	143,200	13,582,520
United Parcel Service, Inc., Class B	94,300	6,877,299

		25,404,773

Construction & Engineering (0.3%)
Fluor Corp.	40,300	2,605,798

Electrical Equipment (1.7%)
Babcock & Wilcox Co.*	82,850	2,295,773
Cooper Industries plc	55,100	3,287,817
Emerson Electric Co.	70,700	3,976,875
Roper Industries, Inc.	45,700	3,806,810

		13,367,275

Industrial Conglomerates (0.8%)
3M Co.	67,900	6,440,315

Machinery (5.6%)
Caterpillar, Inc.	31,200	3,321,552
Cummins, Inc.	37,800	3,911,922
Danaher Corp.	461,700	24,465,483
Deere & Co.	44,600	3,677,270
Joy Global, Inc.	45,300	4,314,372
PACCAR, Inc.	90,500	4,623,645

		44,314,244

Road & Rail (1.1%)
Union Pacific Corp.	86,700	9,051,480

Trading Companies & Distributors (1.6%)
Fastenal Co.	267,600	9,630,924
W.W. Grainger, Inc.	18,000	2,765,700

		12,396,624

Total Industrials		133,133,228

	Number of Shares	Value (Note 1)

Information Technology (31.4%)
Communications Equipment (3.8%)
Juniper Networks, Inc.*	240,300	$7,569,450
QUALCOMM, Inc.	392,200	22,273,038

		29,842,488

Computers & Peripherals (8.5%)
Apple, Inc.*	170,600	57,265,302
EMC Corp.*	113,000	3,113,150
NetApp, Inc.*	82,800	4,370,184
SanDisk Corp.*	60,800	2,523,200

		67,271,836

Electronic Equipment, Instruments & Components (2.4%)
Corning, Inc.	622,400	11,296,560
Dolby Laboratories, Inc., Class A*	115,100	4,887,146
Trimble Navigation Ltd.*	77,800	3,083,992

		19,267,698

Internet Software & Services (8.1%)
Baidu, Inc. (ADR)*	141,100	19,772,343
eBay, Inc.*	244,300	7,883,561
Google, Inc., Class A*	51,300	25,977,294
Mail.ru Group Ltd. (GDR)*§(b)	87,700	2,733,691
Tencent Holdings Ltd.	265,700	7,287,033
Yandex N.V., Class A*	7,300	259,223

		63,913,145

IT Services (5.2%)
Accenture plc, Class A	154,400	9,328,848
Mastercard, Inc., Class A	50,500	15,217,670
VeriFone Systems, Inc.*	82,000	3,636,700
Visa, Inc., Class A	93,400	7,869,884
Western Union Co.	247,800	4,963,434

		41,016,536

Semiconductors & Semiconductor Equipment (1.3%)
Broadcom Corp., Class A*	165,700	5,574,148
NXP Semiconductors N.V.*	113,100	3,023,163
Samsung Electronics Co., Ltd. (GDR)§(b)	5,345	2,067,611

		10,664,922

Software (2.1%)
Autodesk, Inc.*	48,500	1,872,100
Nuance Communications, Inc.*	116,600	2,503,402
Red Hat, Inc.*	65,300	2,997,270
Rovi Corp.*	95,800	5,495,088
Salesforce.com, Inc.*	24,700	3,679,806

		16,547,666

Total Information Technology		248,524,291

Materials (5.4%)
Chemicals (3.4%)
Air Products & Chemicals, Inc.	37,300	3,565,134
Potash Corp. of Saskatchewan, Inc.	82,100	4,678,879
Praxair, Inc.	171,200	18,556,368

		26,800,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (2.0%)
Agnico-Eagle Mines Ltd.	32,800	$2,070,664
BHP Billiton Ltd.	156,266	7,385,642
Freeport-McMoRan Copper & Gold, Inc.	88,200	4,665,780
Walter Energy, Inc.	18,200	2,107,560

		16,229,646

Total Materials		43,030,027

Telecommunication Services (3.7%)
Wireless Telecommunication Services (3.7%)
American Tower Corp., Class A*	274,200	14,348,886
Crown Castle International Corp.*	370,700	15,120,853

Total Telecommunication Services		29,469,739

Total Common Stocks (99.2%) (Cost $596,851,383)		786,401,445

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $5,612,444)	$5,612,444	5,612,444

Total Investments (99.9%) (Cost $602,463,827)		792,013,889
Other Assets Less Liabilities (0.1%)		667,374

Net Assets (100%)		$792,681,263

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $4,801,302 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

Glossary:

ADR—	American Depositary Receipt
GDR—	Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$132,963,691	$7,232,512	$—	$140,196,203
Consumer Staples	16,585,191	—	—	16,585,191
Energy	67,826,748	—	—	67,826,748
Financials	52,678,951	—	—	52,678,951
Health Care	54,957,067	—	—	54,957,067
Industrials	133,133,228	—	—	133,133,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$236,435,956	$12,088,335	$—	$248,524,291
Materials	35,644,385	7,385,642	—	43,030,027
Telecommunication Services	29,469,739	—	—	29,469,739
Short-Term Investments	—	5,612,444	—	5,612,444

Total Assets	$759,694,956	$32,318,933	$—	$792,013,889

Total Liabilities	$—	$—	$—	$—

Total	$759,694,956	$32,318,933	$—	$792,013,889

The Portfolio had no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks	$156,107,008
Net Proceeds of Sales and Redemptions:
Stocks	$134,492,827

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,378,030
Aggregate gross unrealized depreciation	(8,769,313)

Net unrealized appreciation	$187,608,717

Federal income tax cost of investments	$604,405,172

For the six months ended June 30, 2011, the Portfolio incurred approximately $1,154 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $190,878,385 of which $26,775,266 expires in the year 2011, $17,890,565 expires in the year 2012, $63,200,966 expires in the year 2016 and $83,011,588 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $602,463,827)	$792,013,889
Foreign cash (Cost $194)	201
Receivable from Separate Accounts for Trust shares sold	1,411,637
Dividends, interest and other receivables	443,544
Receivable for securities sold	387,091
Other assets	6,492

Total assets	794,262,854

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	576,148
Investment management fees payable	487,800
Payable for securities purchased	239,199
Distribution fees payable - Class IB	146,478
Administrative fees payable	66,446
Accrued expenses	65,520

Total liabilities	1,581,591

NET ASSETS	$792,681,263

Net assets were comprised of:
Paid in capital	$779,508,094
Accumulated undistributed net investment income (loss)	(1,626,064)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(174,750,836)
Unrealized appreciation (depreciation) on investments and foreign currency translations	189,550,069

Net assets	$792,681,263

Class IA
Net asset value, offering and redemption price per share, $53,675,504 / 2,468,932 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.74

Class IB
Net asset value, offering and redemption price per share, $739,005,759 / 34,301,308 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,694 foreign withholding tax)	$2,779,715

EXPENSES
Investment management fees	3,013,722
Distribution fees - Class IB	908,216
Administrative fees	410,437
Printing and mailing expenses	30,793
Professional fees	20,068
Trustees’ fees	8,721
Custodian fees	3,472
Recoupment fees	2,792
Miscellaneous	8,577

Total expenses	4,406,798

NET INVESTMENT INCOME (LOSS)	(1,627,083)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	18,069,282
Foreign currency transactions	(385)

Net realized gain (loss)	18,068,897

Change in unrealized appreciation (depreciation) on:
Securities	18,564,185
Foreign currency translations	11

Net change in unrealized appreciation (depreciation)	18,564,196

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,633,093

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,006,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,627,083)	$(2,390,501)
Net realized gain (loss) on investments and foreign currency transactions	18,068,897	14,595,180
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,564,196	87,056,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,006,010	99,261,484

DIVIDENDS:
Dividends from net investment income
Class IA	—	(16,775)

TOTAL DIVIDENDS	—	(16,775)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 417,277 and 690,233 shares, respectively ]	8,949,238	12,830,854
Capital shares issued in reinvestment of dividends and distributions [ 0 and 977 shares, respectively ]	—	16,775
Capital shares repurchased [ (161,189) and (424,078) shares, respectively ]	(3,451,915)	(7,805,445)

Total Class IA transactions	5,497,323	5,042,184

Class IB
Capital shares sold [ 3,520,007 and 7,462,500 shares, respectively ]	74,938,873	137,628,856
Capital shares repurchased [ (2,716,932) and (5,398,144) shares, respectively ]	(57,809,589)	(96,999,298)

Total Class IB transactions	17,129,284	40,629,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,626,607	45,671,742

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,632,617	144,916,451
NET ASSETS:
Beginning of period	735,048,646	590,132,195

End of period (a)	$792,681,263	$735,048,646

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,626,064)	$1,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO(g)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,					May 16, 2007* to December 31, 2007
Class IA			2010		2009	2008
Net asset value, beginning of period	$20.73		$17.78		$12.45	$21.45		$22.76

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.03	)(e)	0.01 (e)	0.05	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.03		2.99		5.33	(9.05)		(0.09)

Total from investment operations	1.01		2.96		5.34	(9.00)		— #

Less distributions:
Dividends from net investment income	—		(0.01)		(0.01)	—	#	(0.07)
Distributions from net realized gains	—		—		—	—	#	(1.24)

Total dividends and distributions	—		(0.01)		(0.01)	—	#	(1.31)

Net asset value, end of period	$21.74		$20.73		$17.78	$12.45		$21.45

Total return (b)	4.87%		16.65%		42.89%	(41.94	)%(cc)	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,676		$45,882		$34,587	$22,030		$1,219
Ratio of expenses to average net assets:
After waivers (a)	0.90%		0.91%		0.94%	0.91%		0.90%
After waivers and fees paid indirectly (a)	0.90%		0.91%		0.94%	0.91%		0.62%
Before waivers and fees paid indirectly (a)	0.90%		0.91%		0.96%	0.96%		0.93%
Ratio of net investment income to average net assets:
After waivers (a)	(0.18)%		(0.15)%		0.04%	0.30%		0.33%
After waivers and fees paid indirectly (a)	(0.18)%		(0.15)%		0.04%	0.30%		0.61%
Before waivers and fees paid indirectly (a)	(0.18)%		(0.15)%		0.02%	0.25%		0.30%
Portfolio turnover rate	17%		41%		52%	54%		169%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO(g)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009		2008		2007		2006
Net asset value, beginning of period	$20.57		$17.67		$12.41		$21.44		$21.20		$22.09

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.07	)(e)	(0.03	)(e)	—	#(e)	0.02	(e)	(0.13	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.02		2.97		5.29		(9.03)		1.48		(0.76)

Total from investment operations	0.97		2.90		5.26		(9.03)		1.50		(0.89)

Less distributions:
Dividends from net investment income	—		—		—		—	#	(0.02)		—
Distributions from net realized gains	—		—		—		—	#	(1.24)		—

Total dividends and distributions	—		—		—		—	#	(1.26)		—

Net asset value, end of period	$21.54		$20.57		$17.67		$12.41		$21.44		$21.20

Total return (b)	4.72%		16.41%		42.39%		(42.10	)%(dd)	7.19%		(3.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$739,006		$689,166		$555,545		$328,374		$590,564		$246,130
Ratio of expenses to average net assets:
After waivers (a)	1.15%		1.16%		1.19%		1.16%		1.15%		1.15%
After waivers and fees paid indirectly (a)	1.15%		1.16%		1.19%		1.16%		0.87	%(c)	1.15%
Before waivers and fees paid indirectly (a)	1.15%		1.16%		1.21%		1.21	%(c)	1.18	%(c)	1.18%
Ratio of net investment income to average net assets:
After waivers (a)	(0.43)%		(0.40)%		(0.21)%		0.02%		(0.10)%		(0.60)%
After waivers and fees paid indirectly (a)	(0.43)%		(0.40)%		(0.21)%		0.02%		0.10%		(0.60)%
Before waivers and fees paid indirectly (a)	(0.43)%		(0.40)%		(0.23)%		(0.02)%		(0.14)%		(0.62)%
Portfolio turnover rate	17%		41%		52%		54%		169%		40%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

See Notes to Financial Statements.

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	12.8%
Health Care	12.5
Information Technology	11.5
Consumer Discretionary	11.1
Industrials	9.4
Energy	8.5
Telecommunication Services	5.2
Consumer Staples	4.7
Materials	3.3
Utilities	1.2
Cash and Other	19.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,070.60	$4.62
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,069.40	5.90
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.6%)
Aisin Seiki Co., Ltd.	1,800	$69,700
Bridgestone Corp.	6,500	149,595
Cie Generale des Etablissements Michelin, Class B	34,671	3,390,982
Continental AG*	806	84,625
Denso Corp.	4,900	181,930
Goodyear Tire & Rubber Co.*	2,397	40,198
Johnson Controls, Inc.	6,682	278,372
Koito Manufacturing Co., Ltd.	1,000	17,494
NGK Spark Plug Co., Ltd.	2,000	27,619
NHK Spring Co., Ltd.	1,000	10,234
NOK Corp.	900	15,401
Nokian Renkaat Oyj	1,182	59,248
Pirelli & C. S.p.A.	2,898	31,314
Stanley Electric Co., Ltd.	1,200	20,996
Sumitomo Rubber Industries Ltd.	2,100	25,426
Toyoda Gosei Co., Ltd.	800	18,141
Toyota Boshoku Corp.	700	11,599
Toyota Industries Corp.	1,800	59,295

		4,492,169

Automobiles (2.0%)
Bayerische Motoren Werke (BMW) AG	23,171	2,308,907
Bayerische Motoren Werke (BMW) AG (Preference)	440	27,968
Daihatsu Motor Co., Ltd.	2,000	34,084
Daimler AG (Registered)	9,093	684,347
Fiat S.p.A.	7,802	85,655
Ford Motor Co.*	38,099	525,385
Fuji Heavy Industries Ltd.	6,000	46,620
Harley-Davidson, Inc.	2,318	94,968
Honda Motor Co., Ltd.	16,200	624,406
Hyundai Motor Co.	14,995	3,348,542
Isuzu Motors Ltd.	11,000	52,127
Mazda Motor Corp.*	14,100	37,189
Mitsubishi Motors Corp.*	39,000	47,734
Nissan Motor Co., Ltd.	231,500	2,430,118
Peugeot S.A.	1,644	73,602
Porsche Automobil Holding SE (Preference)	1,506	119,459
Renault S.A.	1,881	111,366
Suzuki Motor Corp.	3,300	74,367
Toyota Motor Corp.	104,300	4,391,322
Volkswagen AG	285	52,362
Volkswagen AG (Preference)	1,452	299,366
Yamaha Motor Co., Ltd.*	2,900	53,264

		15,523,158

Distributors (0.0%)
Genuine Parts Co.	1,551	84,374
Jardine Cycle & Carriage Ltd.	1,000	35,147
Li & Fung Ltd.	56,000	112,629

		232,150

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,200	52,416
Benesse Holdings, Inc.	600	25,821

	Number of Shares	Value (Note 1)

DeVry, Inc.	608	$35,951
H&R Block, Inc.	3,037	48,714

		162,902

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,480	66,267
Autogrill S.p.A.	893	11,730
Carnival Corp.	4,258	160,229
Carnival plc	1,967	76,238
Chipotle Mexican Grill, Inc.*	307	94,614
Compass Group plc	19,128	184,514
Crown Ltd.	4,618	44,340
Darden Restaurants, Inc.	1,363	67,823
Echo Entertainment Group Ltd.*	6,400	28,212
Galaxy Entertainment Group Ltd.*	13,000	28,177
Genting Singapore plc*	62,942	99,322
Intercontinental Hotels Group plc	3,146	64,381
International Game Technology	2,934	51,580
Marriott International, Inc., Class A	2,868	101,785
McDonald’s Corp.	10,293	867,906
McDonald’s Holdings Co. Japan Ltd.	573	14,588
OPAP S.A.	2,171	33,922
Oriental Land Co., Ltd.	500	42,384
Sands China Ltd.*	24,396	66,471
Shangri-La Asia Ltd.	13,000	32,017
SJM Holdings Ltd.	15,000	35,733
Sky City Entertainment Group Ltd.	6,322	18,996
Sodexo S.A.	885	69,341
Starbucks Corp.	7,360	290,646
Starwood Hotels & Resorts Worldwide, Inc.	1,896	106,252
TABCORP Holdings Ltd.	6,400	22,670
Tatts Group Ltd.	13,849	35,734
TUI AG*	1,678	18,189
TUI Travel plc	5,765	20,780
Whitbread plc	1,806	46,814
Wyndham Worldwide Corp.	1,723	57,979
Wynn Macau Ltd.	15,600	51,396
Wynn Resorts Ltd.	750	107,655
Yum! Brands, Inc.	4,597	253,938

		3,272,623

Household Durables (0.2%)
Casio Computer Co., Ltd.	2,400	16,898
D.R. Horton, Inc.	2,757	31,761
Electrolux AB, Class B	2,225	53,093
Fortune Brands, Inc.	1,502	95,782
Harman International Industries, Inc.	685	31,215
Husqvarna AB, Class B	4,977	32,935
Leggett & Platt, Inc.	1,442	35,156
Lennar Corp., Class A	1,585	28,768
Newell Rubbermaid, Inc.	2,867	45,241
Panasonic Corp.	22,200	271,276
Pulte Group, Inc.*	3,316	25,401
Rinnai Corp.	300	21,700
Sekisui Chemical Co., Ltd.	4,000	34,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sekisui House Ltd.	6,000	$55,796
Sharp Corp.	10,000	91,204
Sony Corp.	10,200	269,990
Whirlpool Corp.	748	60,827

		1,201,188

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,570	730,029
Expedia, Inc.	1,974	57,226
Home Retail Group plc	9,050	23,759
Netflix, Inc.*	433	113,745
priceline.com, Inc.*	485	248,286
Rakuten, Inc.	78	80,841

		1,253,886

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,335	58,646
Mattel, Inc.	3,440	94,566
Namco Bandai Holdings, Inc.	1,600	19,261
Nikon Corp.	3,500	82,580
Sankyo Co., Ltd.	600	31,009
Sega Sammy Holdings, Inc.	2,100	40,674
Shimano, Inc.	800	43,990
Yamaha Corp.	2,000	22,743

		393,469

Media (5.3%)
AMC Networks, Inc., Class A*	1	22
Axel Springer AG	438	21,633
British Sky Broadcasting Group plc	11,723	159,217
Cablevision Systems Corp. - New York Group, Class A	2,294	83,066
CBS Corp., Class B	6,634	189,003
Comcast Corp., Class A	356,742	8,674,264
Dentsu, Inc.	1,761	52,042
DIRECTV, Class A*	7,574	384,911
Discovery Communications, Inc., Class A*	2,799	114,647
Eutelsat Communications S.A.	927	41,695
Fairfax Media Ltd.	25,389	26,816
Gannett Co., Inc.	2,365	33,867
Hakuhodo DY Holdings, Inc.	260	13,903
Interpublic Group of Cos., Inc.	4,812	60,150
ITV plc*	36,746	42,135
J.C. Decaux S.A.*	526	16,850
Jupiter Telecommunications Co., Ltd.	21	23,483
Kabel Deutschland Holding AG*	727	44,699
Lagardere S.C.A.	1,147	48,464
McGraw-Hill Cos., Inc.	3,023	126,694
Mediaset Espana Comunicacion S.A.	1,498	13,015
Mediaset S.p.A.	7,420	34,886
Metropole Television S.A.	436	10,088
Modern Times Group AB, Class B	509	33,632
News Corp., Class A	335,240	5,933,748
Omnicom Group, Inc.	2,802	134,944
Pearson plc	135,595	2,568,511
ProSiebenSat.1 Media AG (Preference)*	753	21,347

	Number of Shares	Value (Note 1)

Publicis Groupe S.A.	1,319	$73,631
Reed Elsevier N.V.	163,757	2,199,181
Reed Elsevier plc	12,507	113,744
Sanoma Oyj	909	16,847
Scripps Networks Interactive, Inc., Class A	884	43,210
SES S.A. (FDR)	2,856	80,120
Singapore Press Holdings Ltd.	14,000	44,498
Societe Television Francaise 1 S.A.	1,457	26,525
Time Warner Cable, Inc.	63,205	4,932,518
Time Warner, Inc.	64,641	2,350,993
Toho Co., Ltd.	1,400	23,293
Viacom, Inc., Class B	67,716	3,453,516
Vivendi S.A.	179,235	4,984,269
Walt Disney Co.	94,645	3,694,941
Washington Post Co., Class B	54	22,623
Wolters Kluwer N.V.	3,090	68,473
WPP plc	12,929	161,864

		41,197,978

Multiline Retail (0.4%)
Big Lots, Inc.*	744	24,664
Family Dollar Stores, Inc.	1,247	65,542
Harvey Norman Holdings Ltd.	3,733	9,991
Isetan Mitsukoshi Holdings Ltd.	4,000	39,165
J. Front Retailing Co., Ltd.	4,000	17,689
J.C. Penney Co., Inc.	2,035	70,289
Kohl’s Corp.	2,678	133,927
Lifestyle International Holdings Ltd.	6,500	19,079
Macy’s, Inc.	4,161	121,668
Marks & Spencer Group plc	16,291	94,497
Marui Group Co., Ltd.	2,700	20,469
Next plc	1,753	65,468
Nordstrom, Inc.	1,657	77,780
PPR S.A.	735	130,896
Sears Holdings Corp.*	433	30,933
Takashimaya Co., Ltd.	3,000	20,691
Target Corp.	44,775	2,100,395

		3,043,143

Specialty Retail (1.7%)
ABC-Mart, Inc.	200	8,117
Abercrombie & Fitch Co., Class A	865	57,886
AutoNation, Inc.*	627	22,955
AutoZone, Inc.*	229	67,521
Bed Bath & Beyond, Inc.*	2,513	146,684
Best Buy Co., Inc.	3,251	102,114
CarMax, Inc.*	2,225	73,581
Esprit Holdings Ltd.	12,716	39,611
Fast Retailing Co., Ltd.	500	80,959
GameStop Corp., Class A*	1,494	39,845
Gap, Inc.	3,761	68,074
Hennes & Mauritz AB, Class B	10,279	354,255
Home Depot, Inc.	79,773	2,889,378
Inditex S.A.	24,293	2,218,361
Kingfisher plc	897,212	3,847,855
Limited Brands, Inc.	2,321	89,242
Lowe’s Cos., Inc.	12,835	299,184
Nitori Holdings Co., Ltd.	400	38,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

O’Reilly Automotive, Inc.*	1,392	$91,190
Ross Stores, Inc.	1,186	95,022
Shimamura Co., Ltd.	200	19,125
Staples, Inc.	7,098	112,148
Tiffany & Co.	1,244	97,679
TJX Cos., Inc.	3,695	194,098
Urban Outfitters, Inc.*	1,262	35,525
USS Co., Ltd.	24,590	1,907,438
Yamada Denki Co., Ltd.	810	66,078

		13,061,935

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	2,080	164,986
Asics Corp.	1,000	14,934
Burberry Group plc	4,473	103,997
Christian Dior S.A.	548	86,228
Cie Financiere Richemont S.A., Class A	5,294	346,666
Coach, Inc.	2,918	186,548
Luxottica Group S.p.A.	1,215	38,948
LVMH Moet Hennessy Louis Vuitton S.A.	2,445	440,045
NIKE, Inc., Class B	3,777	339,854
Pandora A/S	590	18,653
Polo Ralph Lauren Corp.	642	85,136
Swatch Group AG	313	157,919
Swatch Group AG (Registered)	429	38,527
VF Corp.	854	92,710
Yue Yuen Industrial Holdings Ltd.	7,500	23,923

		2,139,074

Total Consumer Discretionary		85,973,675

Consumer Staples (4.7%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	8,057	467,186
Asahi Breweries Ltd.	4,100	82,614
Brown-Forman Corp., Class B	1,017	75,960
Carlsberg A/S, Class B	1,051	114,363
Coca Cola Hellenic Bottling Co. S.A.*	1,740	46,629
Coca-Cola Amatil Ltd.	5,472	67,143
Coca-Cola Co.	22,635	1,523,109
Coca-Cola Enterprises, Inc.	3,257	95,039
Coca-Cola West Co., Ltd.	800	15,339
Constellation Brands, Inc., Class A*	1,755	36,539
Diageo plc	25,199	514,869
Dr. Pepper Snapple Group, Inc.	2,210	92,665
Foster’s Group Ltd.	19,570	108,338
Heineken Holding N.V.	1,073	54,909
Heineken N.V.	2,637	158,608
Kirin Holdings Co., Ltd.	8,000	111,850
Molson Coors Brewing Co., Class B	1,556	69,615
PepsiCo, Inc.	15,652	1,102,370
Pernod-Ricard S.A.	1,996	196,750
SABMiller plc	9,423	343,547

		5,277,442

	Number of Shares	Value (Note 1)

Food & Staples Retailing (1.6%)
Aeon Co., Ltd.	5,800	$70,003
Carrefour S.A.*	5,796	238,046
Casino Guichard Perrachon S.A.	544	51,279
Colruyt S.A.	725	36,262
Costco Wholesale Corp.	4,307	349,901
CVS Caremark Corp.	122,236	4,593,629
Delhaize Group S.A.	981	73,550
FamilyMart Co., Ltd.	700	25,730
J Sainsbury plc	12,297	65,014
Jeronimo Martins SGPS S.A.	2,284	43,876
Kesko Oyj, Class B	615	28,626
Koninklijke Ahold N.V.	12,009	161,371
Kroger Co.	5,857	145,254
Lawson, Inc.	600	31,512
Metcash Ltd.	8,540	38,060
Metro AG	1,326	80,271
Olam International Ltd.	11,000	24,462
Safeway, Inc.	3,633	84,903
Seven & I Holdings Co., Ltd.	7,700	207,144
SUPERVALU, Inc.	2,093	19,695
Sysco Corp.	5,760	179,597
Tesco plc	562,947	3,635,782
Walgreen Co.	9,114	386,980
Wal-Mart Stores, Inc.	18,877	1,003,124
Wesfarmers Ltd.	10,040	344,073
Wesfarmers Ltd. (PPS)	1,514	52,504
Whole Foods Market, Inc.	1,455	92,320
WM Morrison Supermarkets plc	21,785	104,092
Woolworths Ltd.	12,221	364,426

		12,531,486

Food Products (1.4%)
Ajinomoto Co., Inc.	7,000	83,241
Archer-Daniels-Midland Co.	6,724	202,729
Aryzta AG	758	40,617
Associated British Foods plc	3,668	63,759
Campbell Soup Co.	1,801	62,225
ConAgra Foods, Inc.	3,923	101,253
Danone S.A.	5,904	440,523
Dean Foods Co.*	1,807	22,172
General Mills, Inc.	6,273	233,481
Golden Agri-Resources Ltd.	59,244	32,924
H.J. Heinz Co.	3,175	169,164
Hershey Co.	1,525	86,696
Hormel Foods Corp.	1,364	40,661
J.M. Smucker Co.	1,175	89,817
Kellogg Co.	2,501	138,355
Kerry Group plc, Class A	1,332	55,079
Kikkoman Corp.	2,000	21,051
Kraft Foods, Inc., Class A	17,546	618,146
Lindt & Spruengli AG	10	31,163
Lindt & Spruengli AG (Registered)	1	36,435
McCormick & Co., Inc. (Non-Voting)	1,309	64,887
Mead Johnson Nutrition Co.	2,014	136,046
MEIJI Holdings Co., Ltd.	669	28,192
Nestle S.A. (Registered)	107,256	6,665,880
Nippon Meat Packers, Inc.	2,000	28,677
Nisshin Seifun Group, Inc.	1,500	18,741
Nissin Foods Holdings Co., Ltd.	600	21,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Parmalat S.p.A.*	12,216	$45,953
Sara Lee Corp.	5,614	106,610
Suedzucker AG	507	18,016
Toyo Suisan Kaisha Ltd.	1,000	23,636
Tyson Foods, Inc., Class A	2,934	56,978
Unilever N.V. (CVA)	16,323	534,742
Unilever plc	12,892	416,035
Wilmar International Ltd.	19,000	84,005
Yakult Honsha Co., Ltd.	800	23,162
Yamazaki Baking Co., Ltd.	1,000	13,401

		10,856,288

Household Products (0.4%)
Clorox Co.	1,358	91,583
Colgate-Palmolive Co.	4,872	425,862
Henkel AG & Co. KGaA	1,386	79,437
Henkel AG & Co. KGaA (Preference)	1,823	126,389
Kimberly-Clark Corp.	3,847	256,056
Procter & Gamble Co.	27,631	1,756,503
Reckitt Benckiser Group plc	6,264	345,856
Unicharm Corp.	1,200	52,441

		3,134,127

Personal Products (0.1%)
Avon Products, Inc.	4,222	118,216
Beiersdorf AG	1,006	65,282
Estee Lauder Cos., Inc., Class A	1,130	118,865
Kao Corp.	5,500	144,544
L’Oreal S.A.	2,383	309,514
Shiseido Co., Ltd.	3,500	65,456

		821,877

Tobacco (0.5%)
Altria Group, Inc.	20,639	545,076
British American Tobacco plc	20,126	882,190
Imperial Tobacco Group plc	10,160	337,803
Japan Tobacco, Inc.	45	173,665
Lorillard, Inc.	1,436	156,337
Philip Morris International, Inc.	17,580	1,173,817
Reynolds American, Inc.	3,328	123,302
Swedish Match AB	2,205	73,942

		3,466,132

Total Consumer Staples		36,087,352

Energy (8.5%)
Energy Equipment & Services (2.2%)
Aker Solutions ASA	1,416	28,348
AMEC plc	3,422	59,802
Baker Hughes, Inc.	55,184	4,004,151
Cameron International Corp.*	2,415	121,450
Cie Generale de Geophysique-Veritas*	1,592	58,645
Diamond Offshore Drilling, Inc.	684	48,160
FMC Technologies, Inc.*	2,362	105,794
Fugro N.V. (CVA)	680	49,032
Halliburton Co.	84,660	4,317,660
Helmerich & Payne, Inc.	1,043	68,963
Nabors Industries Ltd.*	2,808	69,189
National Oilwell Varco, Inc.	4,154	324,884
Noble Corp.	80,699	3,180,348

	Number of Shares	Value (Note 1)

Petrofac Ltd.	2,631	$63,934
Rowan Cos., Inc.*	1,243	48,241
Saipem S.p.A.	2,597	134,079
SBM Offshore N.V.	90,497	2,393,880
Schlumberger Ltd.	13,433	1,160,611
Seadrill Ltd.	3,121	109,862
Subsea 7 S.A.*	2,836	72,546
Technip S.A.	1,002	107,333
Tenaris S.A.	4,793	109,435
Transocean Ltd.	3,220	209,959
WorleyParsons Ltd.	2,081	63,186

		16,909,492

Oil, Gas & Consumable Fuels (6.3%)
Alpha Natural Resources, Inc.*	2,233	101,468
Anadarko Petroleum Corp.	4,900	376,124
Apache Corp.	3,776	465,921
BG Group plc	34,200	776,187
BP plc	854,743	6,297,741
Cabot Oil & Gas Corp.	1,029	68,233
Cairn Energy plc*	14,105	93,908
Caltex Australia Ltd.	1,643	20,789
Chesapeake Energy Corp.	6,488	192,629
Chevron Corp.	54,941	5,650,132
ConocoPhillips	13,964	1,049,953
Consol Energy, Inc.	2,223	107,771
Cosmo Oil Co., Ltd.	7,000	19,893
Denbury Resources, Inc.*	3,956	79,120
Devon Energy Corp.	4,213	332,027
El Paso Corp.	7,545	152,409
ENI S.p.A.	175,578	4,162,338
EOG Resources, Inc.	2,643	276,326
EQT Corp.	1,472	77,309
Essar Energy plc*	3,216	21,117
Exxon Mobil Corp.	48,725	3,965,240
Galp Energia SGPS S.A., Class B	2,329	55,560
Gazprom OAO (ADR)*	176,200	2,563,710
Hess Corp.	2,954	220,841
Idemitsu Kosan Co., Ltd.	200	21,362
INPEX Corp.	22	162,420
Japan Petroleum Exploration Co.	400	18,809
JX Holdings, Inc.	21,994	148,522
Marathon Oil Corp.	6,989	368,181
Murphy Oil Corp.	1,903	124,951
Neste Oil Oyj	1,474	23,108
Newfield Exploration Co.*	1,318	89,650
Noble Energy, Inc.	1,734	155,418
Occidental Petroleum Corp.	8,019	834,297
OMV AG	1,389	60,688
Origin Energy Ltd.	10,520	178,892
Paladin Energy Ltd.*	6,104	16,617
Peabody Energy Corp.	2,669	157,231
Petroleo Brasileiro S.A. (Preference) (ADR)	34,650	1,063,062
Pioneer Natural Resources Co.	1,142	102,289
QEP Resources, Inc.	1,739	72,742
Range Resources Corp.	1,575	87,412
Repsol YPF S.A.	7,970	276,709
Royal Dutch Shell plc, Class A	35,692	1,271,786
Royal Dutch Shell plc, Class B	184,661	6,591,708
Santos Ltd.	8,823	128,564
Showa Shell Sekiyu KK	1,500	13,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Southwestern Energy Co.*	3,407	$146,092
Spectra Energy Corp.	6,382	174,931
Statoil ASA	106,947	2,707,968
Sunoco, Inc.	1,187	49,510
Tesoro Corp.*	1,405	32,189
TonenGeneral Sekiyu KK	3,000	36,888
Total S.A.	105,891	6,124,321
Tullow Oil plc	9,125	181,613
Valero Energy Corp.	5,613	143,524
Williams Cos., Inc.	5,755	174,089
Woodside Petroleum Ltd.	6,282	277,111

		49,143,320

Total Energy		66,052,812

Financials (12.8%)
Capital Markets (1.0%)
3i Group plc	10,008	45,146
Ameriprise Financial, Inc.	2,432	140,278
Bank of New York Mellon Corp.	12,251	313,871
BlackRock, Inc.	941	180,493
Charles Schwab Corp.	9,853	162,082
Credit Suisse Group AG (Registered)*	11,387	442,593
Daiwa Securities Group, Inc.	16,500	72,691
Deutsche Bank AG (Registered)	9,244	546,213
E*TRADE Financial Corp.*	2,919	40,282
Federated Investors, Inc., Class B	903	21,527
Franklin Resources, Inc.	1,430	187,745
GAM Holding AG*	2,083	34,179
Goldman Sachs Group, Inc.	5,135	683,417
ICAP plc	5,375	40,788
Invesco Ltd.	4,542	106,283
Investec plc	5,164	41,815
Janus Capital Group, Inc.	1,809	17,077
Julius Baer Group Ltd.*	2,145	88,538
Legg Mason, Inc.	1,506	49,337
Macquarie Group Ltd.	3,528	118,796
Man Group plc	17,650	67,065
Mediobanca S.p.A.	5,531	56,029
Mizuho Securities Co., Ltd.*	4,000	9,639
Morgan Stanley	15,249	350,879
Nomura Holdings, Inc.	278,590	1,378,357
Northern Trust Corp.	2,383	109,523
Ratos AB, Class B	1,978	37,970
SBI Holdings, Inc.	219	20,321
Schroders plc	1,260	31,285
State Street Corp.	4,943	222,880
T. Rowe Price Group, Inc.	2,555	154,169
UBS AG (Registered)*	110,021	2,006,245

		7,777,513

Commercial Banks (4.3%)
Alpha Bank AE*	5,116	25,854
Aozora Bank Ltd.	5,000	11,593
Australia & New Zealand Banking Group Ltd.	26,107	616,557
Banca Carige S.p.A.	5,056	11,457
Banca Monte dei Paschi di Siena S.p.A.	46,507	35,242
Banco Bilbao Vizcaya Argentaria S.A.	42,348	496,348

	Number of Shares	Value (Note 1)

Banco Comercial Portugues S.A. (Registered)*	30,217	$17,959
Banco de Sabadell S.A.	10,511	43,443
Banco Espirito Santo S.A. (Registered)	6,555	24,419
Banco Popolare S.c.a.r.l.	17,897	41,212
Banco Popular Espanol S.A.	9,944	55,969
Banco Santander S.A.	84,846	978,992
Bank Hapoalim B.M.*	10,146	50,693
Bank Leumi Le-Israel B.M.	12,198	57,634
Bank of Cyprus Public Co., Ltd.	7,855	23,180
Bank of East Asia Ltd.	14,800	60,811
Bank of Kyoto Ltd.	3,000	27,633
Bank of Yokohama Ltd.	13,000	65,009
Bankinter S.A.	2,863	19,432
Barclays plc	116,636	480,098
BB&T Corp.	6,853	183,934
Bendigo and Adelaide Bank Ltd.	3,572	34,032
BNP Paribas S.A.	9,590	739,633
BOC Hong Kong Holdings Ltd.	36,500	106,219
Chiba Bank Ltd.	7,000	43,886
Chugoku Bank Ltd.	2,000	24,729
Comerica, Inc.	1,738	60,083
Commerzbank AG*	36,037	154,963
Commonwealth Bank of Australia	15,528	873,945
Credit Agricole S.A.	9,865	148,367
Criteria Caixacorp S.A.	8,233	57,431
Danske Bank A/S*	6,581	122,221
DBS Group Holdings Ltd.	204,988	2,453,628
Dexia S.A.*	7,118	22,148
DnB NOR ASA	9,819	136,869
EFG Eurobank Ergasias S.A.*	4,029	18,958
Erste Group Bank AG	1,860	97,426
Fifth Third Bancorp	9,036	115,209
First Horizon National Corp.	2,644	25,224
Fukuoka Financial Group, Inc.	7,000	29,272
Gunma Bank Ltd.	3,000	15,859
Hachijuni Bank Ltd.	5,000	28,107
Hang Seng Bank Ltd.	7,700	123,147
Hiroshima Bank Ltd.	5,000	21,819
Hokuhoku Financial Group, Inc.	11,000	21,839
HSBC Holdings plc	501,149	4,979,633
Huntington Bancshares, Inc./Ohio	8,499	55,753
ICICI Bank Ltd. (ADR)	43,240	2,131,732
Intesa Sanpaolo S.p.A.	866,077	2,299,103
Israel Discount Bank Ltd., Class A*	5,505	10,866
Iyo Bank Ltd.	3,000	27,632
Joyo Bank Ltd.	7,000	29,450
KB Financial Group, Inc. (ADR)	75,435	3,605,793
KBC Groep N.V.	1,534	60,257
KeyCorp	9,903	82,492
Lloyds Banking Group plc*	415,553	326,527
M&T Bank Corp.	1,301	114,423
Marshall & Ilsley Corp.	5,230	41,683
Mitsubishi UFJ Financial Group, Inc.	128,000	623,139
Mizrahi Tefahot Bank Ltd.	1,185	12,602
Mizuho Financial Group, Inc.	203,804	335,994
Mizuho Trust & Banking Co., Ltd.	20,000	17,739
National Australia Bank Ltd.	21,666	597,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

National Bank of Greece S.A.*	9,518	$68,386
Natixis S.A.	8,793	44,122
Nishi-Nippon City Bank Ltd.	6,000	17,764
Nordea Bank AB	26,485	284,598
Oversea-Chinese Banking Corp., Ltd.	25,000	190,774
PNC Financial Services Group, Inc.	5,172	308,303
Raiffeisen Bank International AG	478	24,602
Regions Financial Corp.	12,366	76,669
Resona Holdings, Inc.	18,551	87,361
Royal Bank of Scotland Group plc*	174,385	108,097
Seven Bank Ltd.	3	6,001
Shinsei Bank Ltd.	19,000	18,896
Shizuoka Bank Ltd.	6,000	55,169
Skandinaviska Enskilda Banken AB, Class A	14,316	117,022
Societe Generale S.A.	6,395	379,041
Standard Chartered plc	23,474	616,841
Sumitomo Mitsui Financial Group, Inc.	13,277	408,612
Sumitomo Mitsui Trust Holdings, Inc.	31,860	111,148
SunTrust Banks, Inc.	5,396	139,217
Suruga Bank Ltd.	2,000	17,381
Svenska Handelsbanken AB, Class A	4,765	146,983
Swedbank AB, Class A	8,136	136,651
U.S. Bancorp	18,961	483,695
UniCredit S.p.A.	1,181,378	2,498,770
Unione di Banche Italiane S.c.p.A.	7,207	40,575
United Overseas Bank Ltd.	13,000	208,864
Wells Fargo & Co.	52,409	1,470,597
Westpac Banking Corp.	30,134	722,859
Wing Hang Bank Ltd.	1,500	16,437
Yamaguchi Financial Group, Inc.	2,000	18,676
Zions Bancorp	1,806	43,362

		33,022,545

Consumer Finance (0.6%)
Aeon Credit Service Co., Ltd.	800	10,922
American Express Co.	89,690	4,636,973
Capital One Financial Corp.	4,496	232,308
Credit Saison Co., Ltd.	1,500	25,251
Discover Financial Services	5,362	143,434
SLM Corp.	5,198	87,378

		5,136,266

Diversified Financial Services (2.0%)
ASX Ltd.	1,838	60,117
Bank of America Corp.	229,665	2,517,128
Citigroup, Inc.	28,953	1,205,603
CME Group, Inc.	662	193,033
Deutsche Boerse AG	1,907	144,729
Eurazeo S.A.	266	19,424
Exor S.p.A.	670	20,928
Groupe Bruxelles Lambert S.A.	766	68,092
Hong Kong Exchanges and Clearing Ltd.	10,300	216,841
Industrivarden AB, Class C	1,149	19,014

	Number of Shares	Value (Note 1)

ING Groep N.V. (CVA)*	542,067	$6,686,560
IntercontinentalExchange, Inc.*	729	90,914
Investor AB, Class B	4,378	100,315
JPMorgan Chase & Co.	83,770	3,429,544
Kinnevik Investment AB, Class B	2,129	47,274
Leucadia National Corp.	1,952	66,563
London Stock Exchange Group plc	1,529	26,022
Mitsubishi UFJ Lease & Finance Co., Ltd.	450	17,404
Moody’s Corp.	1,969	75,511
NASDAQ OMX Group, Inc.*	1,477	37,368
NYSE Euronext	2,577	88,314
ORIX Corp.	1,020	99,226
Pargesa Holding S.A.	235	21,768
Pohjola Bank plc, Class A	1,258	16,268
Singapore Exchange Ltd.	8,000	49,111

		15,317,071

Insurance (3.6%)
ACE Ltd.	42,242	2,780,368
Admiral Group plc	1,922	51,206
Aegon N.V.*	17,478	119,116
Aflac, Inc.	4,640	216,595
Ageas	21,655	58,722
AIA Group Ltd.*	79,200	275,646
Allianz SE (Registered)	4,582	640,184
Allstate Corp.	5,226	159,550
American International Group, Inc.*	4,302	126,135
AMP Ltd.	27,532	144,986
Aon Corp.	3,286	168,572
Assicurazioni Generali S.p.A.	11,661	245,912
Assurant, Inc.	986	35,762
Aviva plc	677,463	4,770,091
AXA S.A.‡	17,457	396,344
Baloise Holding AG (Registered)	457	47,118
Berkshire Hathaway, Inc., Class B*	17,211	1,331,959
Chubb Corp.	2,912	182,320
Cincinnati Financial Corp.	1,601	46,717
CNP Assurances S.A.	1,278	27,866
Dai-ichi Life Insurance Co., Ltd.	91	127,415
Delta Lloyd N.V.	1,216	28,879
Genworth Financial, Inc., Class A*	4,833	49,683
Gjensidige Forsikring ASA	2,028	24,992
Hannover Rueckversicherung AG (Registered)	547	28,532
Hartford Financial Services Group, Inc.	4,374	115,342
Insurance Australia Group Ltd.	20,379	74,583
Legal & General Group plc	60,456	114,697
Lincoln National Corp.	3,100	88,319
Loews Corp.	3,111	130,942
Mapfre S.A.	6,494	24,087
Marsh & McLennan Cos., Inc.	5,400	168,426
MetLife, Inc.	10,410	456,687
MS&AD Insurance Group Holdings, Inc.	5,711	133,956
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,746	2,709,197

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

NKSJ Holdings, Inc.	176,343	$1,163,485
Old Mutual plc	54,989	117,740
Principal Financial Group, Inc.	3,165	96,279
Progressive Corp.	140,302	2,999,657
Prudential Financial, Inc.	4,828	307,013
Prudential plc	25,260	291,918
QBE Insurance Group Ltd.	10,599	196,771
RenaissanceReinsurance Holdings Ltd.	31,890	2,230,706
Resolution Ltd.	14,710	69,413
RSA Insurance Group plc	35,192	76,132
Sampo Oyj, Class A	4,115	132,863
SCOR SE	1,595	45,321
Sony Financial Holdings, Inc.	1,600	28,931
Standard Life plc	23,063	77,921
Suncorp Group Ltd.	13,394	117,313
Swiss Life Holding AG (Registered)*	274	44,923
Swiss Reinsurance Co., Ltd.*	42,848	2,406,011
T&D Holdings, Inc.	3,050	72,455
Tokio Marine Holdings, Inc.	7,200	202,278
Torchmark Corp.	769	49,324
Travelers Cos., Inc.	4,079	238,132
Tryg A/S	183	10,551
Unum Group	3,055	77,841
Vienna Insurance Group AG	387	21,272
XL Group plc	3,068	67,435
Zurich Financial Services AG*	1,461	369,263

		27,611,854

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	1,152	29,411
Ascendas Real Estate Investment Trust (REIT)	19,000	31,576
AvalonBay Communities, Inc. (REIT)	849	109,012
Boston Properties, Inc. (REIT)	1,505	159,771
British Land Co. plc (REIT)	8,908	87,014
Capital Shopping Centres Group plc (REIT)	5,111	32,772
CapitaMall Trust (REIT)	19,000	28,978
CFS Retail Property Trust (REIT)	21,075	41,122
Corio N.V. (REIT)	561	37,161
Dexus Property Group (REIT)	44,524	42,130
Equity Residential (REIT)	2,900	174,000
Fonciere des Regions (REIT)	306	32,417
Gecina S.A. (REIT)	237	33,110
Goodman Group (REIT)	68,843	52,100
GPT Group (REIT)	17,071	57,996
Hammerson plc (REIT)	7,244	55,950
HCP, Inc. (REIT)	3,956	145,146
Health Care REIT, Inc. (REIT)	1,738	91,123
Host Hotels & Resorts, Inc. (REIT)	6,713	113,785
ICADE (REIT)	209	25,772
Japan Prime Realty Investment Corp. (REIT)	6	15,928
Japan Real Estate Investment Corp. (REIT)	5	49,116

	Number of Shares	Value (Note 1)

Japan Retail Fund Investment Corp. (REIT)	16	$24,698
Kimco Realty Corp. (REIT)	3,997	74,504
Klepierre S.A. (REIT)	1,092	45,063
Land Securities Group plc (REIT)	7,797	106,612
Link REIT (REIT)	21,000	71,697
Mirvac Group (REIT)	37,975	51,054
Nippon Building Fund, Inc. (REIT)	6	58,561
Nomura Real Estate Office Fund, Inc. (REIT)	3	19,929
Plum Creek Timber Co., Inc. (REIT)	1,591	64,499
ProLogis, Inc. (REIT)	4,495	161,101
Public Storage (REIT)	1,373	156,536
Segro plc (REIT)	8,407	42,116
Simon Property Group, Inc. (REIT)	2,930	340,554
Stockland Corp., Ltd. (REIT)	23,156	84,876
Unibail-Rodamco S.A. (REIT)	943	217,923
Ventas, Inc. (REIT)	1,601	84,389
Vornado Realty Trust (REIT)	1,613	150,299
Westfield Group (REIT)	21,766	202,832
Westfield Retail Trust (REIT)	29,096	84,700
Weyerhaeuser Co. (REIT)	5,300	115,858

		3,603,191

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	700	16,990
BGP Holdings plc*†	177,813	—
CapitaLand Ltd.	24,000	57,077
CapitaMalls Asia Ltd.	12,361	14,859
CB Richard Ellis Group, Inc., Class A*	2,873	72,141
Cheung Kong Holdings Ltd.	157,000	2,308,880
City Developments Ltd.	5,000	42,507
Daito Trust Construction Co., Ltd.	700	59,449
Daiwa House Industry Co., Ltd.	5,000	62,952
Global Logistic Properties Ltd.*	16,000	26,876
Hang Lung Group Ltd.	10,000	63,865
Hang Lung Properties Ltd.	25,000	103,549
Henderson Land Development Co., Ltd.	11,000	71,171
Hopewell Holdings Ltd.	5,000	15,903
Hysan Development Co., Ltd.	6,000	29,704
Immofinanz AG*	10,104	43,065
Keppel Land Ltd.	7,000	20,720
Kerry Properties Ltd.	7,000	33,876
Lend Lease Group	5,415	52,339
Mitsubishi Estate Co., Ltd.	13,000	228,213
Mitsui Fudosan Co., Ltd.	9,000	155,164
New World Development Ltd.	26,000	39,494
Nomura Real Estate Holdings, Inc.	700	11,686
NTT Urban Development Corp.	12	10,317
Sino Land Co., Ltd.	26,000	42,038
Sumitomo Realty & Development Co., Ltd.	4,000	89,428
Sun Hung Kai Properties Ltd.	14,000	204,317
Swire Pacific Ltd., Class A	180,000	2,654,193
Tokyu Land Corp.	4,000	16,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

UOL Group Ltd.	4,000	$16,260
Wharf Holdings Ltd.	15,400	107,575
Wheelock & Co., Ltd.	10,000	40,460

		6,712,043

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,184	42,457
People’s United Financial, Inc.	3,632	48,814

		91,271

Total Financials		99,271,754

Health Care (12.5%)
Biotechnology (2.2%)
Actelion Ltd. (Registered)*	1,102	54,263
Amgen, Inc.*	149,999	8,752,442
Biogen Idec, Inc.*	32,708	3,497,139
Celgene Corp.*	4,581	276,326
Cephalon, Inc.*	747	59,685
CSL Ltd.	5,309	188,178
Gilead Sciences, Inc.*	108,986	4,513,110
Grifols S.A.	1,649	33,088

		17,374,231

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	5,543	330,862
Becton, Dickinson and Co.	2,181	187,937
Boston Scientific Corp.*	15,029	103,850
C.R. Bard, Inc.	839	92,173
CareFusion Corp.*	2,195	59,638
Cie Generale d’Optique Essilor International S.A.	2,004	162,544
Cochlear Ltd.	626	48,321
Coloplast A/S, Class B	262	39,832
Covidien plc	101,172	5,385,386
DENTSPLY International, Inc.	1,406	53,540
Edwards Lifesciences Corp.*	1,132	98,688
Getinge AB, Class B	1,891	50,755
Intuitive Surgical, Inc.*	383	142,518
Medtronic, Inc.	110,340	4,251,400
Olympus Corp.	2,300	77,520
Smith & Nephew plc	9,134	97,448
Sonova Holding AG (Registered)*	535	50,079
St. Jude Medical, Inc.	3,211	153,101
Straumann Holding AG (Registered)	95	22,929
Stryker Corp.	3,319	194,792
Synthes, Inc.§	657	115,692
Sysmex Corp.	800	30,091
Terumo Corp.	1,600	86,461
Varian Medical Systems, Inc.*	1,184	82,904
William Demant Holding A/S*	189	17,053
Zimmer Holdings, Inc.*	1,895	119,764

		12,055,278

Health Care Providers & Services (0.9%)
Aetna, Inc.	3,793	167,233
Alfresa Holdings Corp.	300	11,677
AmerisourceBergen Corp.	2,721	112,649
Cardinal Health, Inc.	3,450	156,699
Celesio AG	666	13,279

	Number of Shares	Value (Note 1)

CIGNA Corp.	2,679	$137,781
Coventry Health Care, Inc.*	1,462	53,319
DaVita, Inc.*	957	82,886
Express Scripts, Inc.*	5,212	281,344
Fresenius Medical Care AG & Co. KGaA	2,038	152,373
Fresenius SE & Co. KGaA	1,167	121,805
Humana, Inc.	1,666	134,180
Laboratory Corp. of America Holdings*	987	95,532
McKesson Corp.	2,508	209,794
Medco Health Solutions, Inc.*	3,990	225,515
Medipal Holdings Corp.	1,700	15,021
Miraca Holdings, Inc.	500	20,285
Patterson Cos., Inc.	952	31,311
Quest Diagnostics, Inc.	69,717	4,120,275
Ramsay Health Care Ltd.	1,288	25,177
Sonic Healthcare Ltd.	3,365	46,424
Suzuken Co., Ltd.	600	13,866
Tenet Healthcare Corp.*	4,800	29,952
UnitedHealth Group, Inc.	10,790	556,548
WellPoint, Inc.	3,573	281,445

		7,096,370

Health Care Technology (0.0%)
Cerner Corp.*	1,400	85,554

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	3,410	174,285
Life Technologies Corp.*	1,776	92,476
Lonza Group AG (Registered)*	23,247	1,819,414
PerkinElmer, Inc.	1,119	30,112
QIAGEN N.V.*	2,158	41,370
Thermo Fisher Scientific, Inc.*	3,854	248,159
Waters Corp.*	906	86,741

		2,492,557

Pharmaceuticals (7.5%)
Abbott Laboratories, Inc.	43,833	2,306,492
Allergan, Inc.	3,028	252,081
Astellas Pharma, Inc.	4,500	174,002
AstraZeneca plc	13,960	697,046
Bayer AG (Registered)	8,347	671,066
Bristol-Myers Squibb Co.	16,800	486,528
Chugai Pharmaceutical Co., Ltd.	2,100	34,454
Daiichi Sankyo Co., Ltd.	6,600	129,095
Dainippon Sumitomo Pharma Co., Ltd.	2,000	19,022
Eisai Co., Ltd.	2,700	105,453
Elan Corp. plc*	4,704	53,904
Eli Lilly and Co.	10,051	377,214
Forest Laboratories, Inc.*	2,800	110,152
GlaxoSmithKline plc	354,607	7,592,368
Hisamitsu Pharmaceutical Co., Inc.	600	25,582
Hospira, Inc.*	1,644	93,149
Johnson & Johnson	27,153	1,806,218
Kyowa Hakko Kirin Co., Ltd.	3,000	28,616
Merck & Co., Inc.	168,001	5,928,755
Merck KGaA	24,134	2,622,621
Mitsubishi Tanabe Pharma Corp.	2,000	33,556
Mylan, Inc.*	4,279	105,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Novartis AG (Registered)	120,919	$7,407,192
Novo Nordisk A/S, Class B	4,239	531,457
Ono Pharmaceutical Co., Ltd.	800	42,705
Orion Oyj, Class B	1,075	27,703
Otsuka Holdings Co., Ltd.	2,500	66,274
Pfizer, Inc.	401,020	8,261,012
Roche Holding AG	38,391	6,422,777
Sanofi	123,394	9,917,675
Santen Pharmaceutical Co., Ltd.	900	36,586
Shionogi & Co., Ltd.	3,000	49,146
Shire plc	5,787	180,657
Taisho Pharmaceutical Co., Ltd.	1,000	22,545
Takeda Pharmaceutical Co., Ltd.	7,900	365,383
Teva Pharmaceutical Industries Ltd.	9,476	456,842
Tsumura & Co.	700	22,397
UCB S.A.	942	42,328
Watson Pharmaceuticals, Inc.*	1,234	84,813

		57,590,429

Total Health Care		96,694,419

Industrials (9.4%)
Aerospace & Defense (1.2%)
BAE Systems plc	352,167	1,800,296
Boeing Co.	7,400	547,082
Cobham plc	11,806	40,065
Elbit Systems Ltd.	186	8,848
Embraer S.A. (ADR)	54,400	1,674,432
European Aeronautic Defence and Space Co. N.V.	4,142	138,639
Finmeccanica S.p.A.	3,870	46,835
General Dynamics Corp.	3,677	274,010
Goodrich Corp.	1,239	118,325
Honeywell International, Inc.	7,736	460,988
ITT Corp.	1,808	106,545
L-3 Communications Holdings, Inc.	1,004	87,800
Lockheed Martin Corp.	2,830	229,145
Northrop Grumman Corp.	2,880	199,728
Precision Castparts Corp.	1,415	232,980
Raytheon Co.	3,549	176,918
Rockwell Collins, Inc.	1,530	94,386
Rolls-Royce Holdings plc*	19,122	197,961
Rolls-Royce Holdings plc, Class C*† (b)	1,835,712	2,946
Safran S.A.	1,671	71,368
Singapore Technologies Engineering Ltd.	17,000	41,808
Textron, Inc.	2,699	63,723
Thales S.A.	42,131	1,816,565
United Technologies Corp.	9,091	804,644

		9,236,037

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	1,638	129,140
Deutsche Post AG (Registered)	109,036	2,093,893
Expeditors International of Washington, Inc.	2,091	107,038
FedEx Corp.	40,728	3,863,051
PostNL N.V.	3,232	27,424
TNT Express N.V.*	3,661	37,970

	Number of Shares	Value (Note 1)

Toll Holdings Ltd.	6,728	$35,143
United Parcel Service, Inc., Class B	62,542	4,561,188
Yamato Holdings Co., Ltd.	4,000	62,827

		10,917,674

Airlines (0.2%)
Air France-KLM*	1,592	24,439
All Nippon Airways Co., Ltd.	9,000	29,423
Cathay Pacific Airways Ltd.	12,000	27,973
Deutsche Lufthansa AG (Registered)	48,145	1,048,589
International Consolidated Airlines Group S.A.*	9,474	38,418
Qantas Airways Ltd.*	11,067	21,937
Singapore Airlines Ltd.	5,000	57,801
Southwest Airlines Co.	8,272	94,466

		1,343,046

Building Products (0.1%)
Asahi Glass Co., Ltd.	10,000	116,766
Assa Abloy AB, Class B	3,295	88,560
Cie de Saint-Gobain S.A.	4,005	259,370
Daikin Industries Ltd.	2,500	88,600
Geberit AG (Registered)*	371	87,905
JS Group Corp.	2,700	69,576
Masco Corp.	3,533	42,502
Nippon Sheet Glass Co., Ltd.	9,000	27,942
TOTO Ltd.	3,000	23,328

		804,549

Commercial Services & Supplies (0.4%)
Aggreko plc	2,643	81,831
Avery Dennison Corp.	1,063	41,064
Babcock International Group plc	3,659	41,808
Brambles Ltd.	14,229	110,544
Cintas Corp.	1,247	41,188
Dai Nippon Printing Co., Ltd.	6,000	67,632
Edenred	1,638	49,950
G4S plc	15,249	68,481
Iron Mountain, Inc.	1,975	67,328
Pitney Bowes, Inc.	2,002	46,026
R.R. Donnelley & Sons Co.	2,038	39,965
Rentokil Initial plc*	1,123,510	1,714,002
Republic Services, Inc.	3,032	93,537
Secom Co., Ltd.	2,200	105,654
Securitas AB, Class B	2,956	31,285
Serco Group plc	5,060	44,844
Societe BIC S.A.	332	32,085
Stericycle, Inc.*	842	75,039
Toppan Printing Co., Ltd.	6,000	46,528
Waste Management, Inc.	4,700	175,169

		2,973,960

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,334	62,913
Balfour Beatty plc	7,172	35,513
Bouygues S.A.	2,429	106,789
Chiyoda Corp.	2,000	23,016
Eiffage S.A.	408	26,999
Ferrovial S.A.	3,688	46,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Fluor Corp.	1,742	$112,638
Fomento de Construcciones y Contratas S.A.	558	17,014
Hochtief AG	427	35,648
Jacobs Engineering Group, Inc.*	1,247	53,933
JGC Corp.	2,000	54,773
Kajima Corp.	9,000	25,828
Kinden Corp.	1,000	8,551
Koninklijke Boskalis Westminster N.V.	748	35,367
Leighton Holdings Ltd.	1,453	32,626
Obayashi Corp.	7,000	30,526
Quanta Services, Inc.*	2,126	42,945
Shimizu Corp.	5,000	20,803
Skanska AB, Class B	4,162	74,489
Taisei Corp.	8,000	18,338
Vinci S.A.	4,538	290,695

		1,155,973

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	22,185	575,287
Alstom S.A.	2,007	123,605
Bekaert S.A.	387	29,460
Emerson Electric Co.	7,440	418,500
Fuji Electric Holdings Co., Ltd.	4,000	12,504
Furukawa Electric Co., Ltd.	7,000	29,217
GS Yuasa Corp.	3,000	20,043
Legrand S.A.	1,987	83,683
Mabuchi Motor Co., Ltd.	300	15,158
Mitsubishi Electric Corp.	19,000	220,660
Nidec Corp.	1,100	102,680
Prysmian S.p.A.	1,993	40,088
Rockwell Automation, Inc.	1,396	121,117
Roper Industries, Inc.	932	77,636
Schneider Electric S.A.	2,449	409,159
Sumitomo Electric Industries Ltd.	7,300	106,530
Ushio, Inc.	1,300	25,711
Vestas Wind Systems A/S*	2,037	47,356

		2,458,394

Industrial Conglomerates (3.3%)
3M Co.	7,022	666,037
Citic Pacific Ltd.	713,000	1,796,381
Delek Group Ltd.	44	9,901
Fraser and Neave Ltd.	10,000	47,210
General Electric Co.	325,641	6,141,589
Hutchison Whampoa Ltd.	21,000	227,682
Keppel Corp., Ltd.	14,300	129,390
Koninklijke Philips Electronics N.V.	110,718	2,841,498
NWS Holdings Ltd.	11,000	14,739
Orkla ASA	7,721	73,369
SembCorp Industries Ltd.	9,000	36,699
Siemens AG (Registered)	59,072	8,110,875
Smiths Group plc	4,021	77,510
Tyco International Ltd.	113,204	5,595,674
Wendel S.A.	332	40,799

		25,809,353

Machinery (0.8%)
Alfa Laval AB	3,478	74,951
Amada Co., Ltd.	3,000	23,079

	Number of Shares	Value (Note 1)

Atlas Copco AB, Class A	6,876	$181,013
Atlas Copco AB, Class B	3,936	92,663
Caterpillar, Inc.	6,407	682,089
Cosco Corp., (Singapore) Ltd.	11,000	17,556
Cummins, Inc.	1,952	202,013
Danaher Corp.	5,333	282,596
Deere & Co.	4,154	342,497
Dover Corp.	1,839	124,684
Eaton Corp.	3,358	172,769
FANUC Corp.	1,900	316,828
Fiat Industrial S.p.A.*	7,802	100,862
Flowserve Corp.	550	60,440
GEA Group AG	1,841	65,832
Hexagon AB, Class B	2,736	67,382
Hino Motors Ltd.	2,000	11,674
Hitachi Construction Machinery Co., Ltd.	900	20,126
IHI Corp.	13,000	33,657
Illinois Tool Works, Inc.	4,917	277,761
Ingersoll-Rand plc	3,251	147,628
Invensys plc	8,319	42,984
Japan Steel Works Ltd.	3,000	20,641
Joy Global, Inc.	1,034	98,478
JTEKT Corp.	2,300	33,792
Kawasaki Heavy Industries Ltd.	13,000	51,853
Komatsu Ltd.	9,500	295,576
Kone Oyj, Class B	1,480	92,927
Kubota Corp.	12,000	106,847
Kurita Water Industries Ltd.	1,100	32,843
Makita Corp.	1,200	55,752
MAN SE	1,038	138,301
Metso Oyj	1,323	75,143
Minebea Co., Ltd.	3,000	15,989
Mitsubishi Heavy Industries Ltd.	30,000	141,357
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	15,321
Nabtesco Corp.	900	21,821
NGK Insulators Ltd.	2,000	37,288
NSK Ltd.	4,000	39,892
NTN Corp.	4,000	22,762
PACCAR, Inc.	3,588	183,311
Pall Corp.	1,148	64,552
Parker Hannifin Corp.	1,588	142,507
Sandvik AB	9,859	172,870
Scania AB, Class B	3,147	72,993
Schindler Holding AG	493	59,931
Schindler Holding AG (Registered)	198	24,045
SembCorp Marine Ltd.	8,000	34,661
SKF AB, Class B	4,029	116,574
SMC Corp.	600	108,100
Snap-On, Inc.	572	35,739
Stanley Black & Decker, Inc.	1,650	118,883
Sulzer AG (Registered)	243	39,541
Sumitomo Heavy Industries Ltd.	5,000	34,840
THK Co., Ltd.	1,400	35,638
Vallourec S.A.	1,102	134,193
Volvo AB, Class B	13,864	242,218
Wartsila Oyj	1,638	55,269
Weir Group plc	2,105	71,864
Yangzijiang Shipbuilding Holdings Ltd.	19,735	23,566
Zardoya Otis S.A.*†	64	943
Zardoya Otis S.A.	1,282	18,880

		6,428,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	5	$41,378
A. P. Moller - Maersk A/S, Class B	13	112,168
Kawasaki Kisen Kaisha Ltd.	6,000	20,989
Kuehne + Nagel International AG (Registered)	513	77,861
Mitsui O.S.K. Lines Ltd.	11,000	59,195
Neptune Orient Lines Ltd.	12,750	15,952
Nippon Yusen KK	16,000	59,571
Orient Overseas International Ltd.	2,000	12,955

		400,069

Professional Services (0.6%)
Adecco S.A. (Registered)*	19,085	1,223,608
Bureau Veritas S.A.	613	51,774
Capita Group plc	6,426	73,796
Dun & Bradstreet Corp.	493	37,241
Equifax, Inc.	1,215	42,185
Experian plc	9,790	124,684
Intertek Group plc	1,618	51,237
Randstad Holding N.V.	55,677	2,573,173
Robert Half International, Inc.	1,449	39,167
SGS S.A. (Registered)	56	106,311

		4,323,176

Road & Rail (0.3%)
Asciano Ltd.	31,299	55,401
Central Japan Railway Co.	15	117,898
ComfortDelGro Corp., Ltd.	16,000	19,019
CSX Corp.	10,962	287,424
DSV A/S	1,913	45,904
East Japan Railway Co.	3,397	195,205
Keikyu Corp.	5,000	36,203
Keio Corp.	6,000	33,098
Keisei Electric Railway Co., Ltd.	3,000	17,764
Kintetsu Corp.	16,000	51,351
MTR Corp.	14,000	49,791
Nippon Express Co., Ltd.	9,000	36,494
Norfolk Southern Corp.	3,513	263,229
Odakyu Electric Railway Co., Ltd.	6,000	47,654
QR National Ltd.*	17,012	61,805
Ryder System, Inc.	509	28,937
Tobu Railway Co., Ltd.	11,000	46,346
Tokyu Corp.	11,000	45,784
Union Pacific Corp.	4,844	505,714
West Japan Railway Co.	1,600	62,637

		2,007,658

Trading Companies & Distributors (0.5%)
Brenntag AG	368	42,776
Bunzl plc	3,383	42,352
Fastenal Co.	2,902	104,443
ITOCHU Corp.	15,000	156,033
Marubeni Corp.	16,000	106,339
Mitsubishi Corp.	13,800	345,758
Mitsui & Co., Ltd.	17,600	304,358
Noble Group Ltd.	38,818	62,496
Sojitz Corp.	12,600	23,638

	Number of Shares	Value (Note 1)

Sumitomo Corp.	11,300	$154,020
Toyota Tsusho Corp.	2,100	35,991
W.W. Grainger, Inc.	571	87,734
Wolseley plc	80,385	2,621,735

		4,087,673

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,719	83,085
Aeroports de Paris S.A.	372	34,991
Atlantia S.p.A.	3,176	67,614
Auckland International Airport Ltd.	9,394	17,352
Fraport AG	436	35,058
Groupe Eurotunnel S.A. (Registered)	5,384	60,200
Hutchison Port Holdings Trust, Class U*	53,000	44,860
Kamigumi Co., Ltd.	3,000	28,057
Koninklijke Vopak N.V.	605	29,647
MAp Group	2,469	8,879
Mitsubishi Logistics Corp.	1,000	11,229
Transurban Group	12,922	72,759

		493,731

Total Industrials		72,440,078

Information Technology (11.5%)
Communications Equipment (1.7%)
Alcatel-Lucent*	24,031	138,734
Brocade Communications Systems, Inc.*	319,590	2,064,551
Cisco Systems, Inc.	373,720	5,833,769
F5 Networks, Inc.*	796	87,759
Harris Corp.	1,270	57,226
JDS Uniphase Corp.*	2,192	36,519
Juniper Networks, Inc.*	5,277	166,226
Motorola Mobility Holdings, Inc.*	2,900	63,916
Motorola Solutions, Inc.*	3,314	152,577
Nokia Oyj	37,778	243,993
QUALCOMM, Inc.	16,559	940,386
Telefonaktiebolaget LM Ericsson, Class B	220,191	3,166,906
Tellabs, Inc.	3,754	17,306

		12,969,868

Computers & Peripherals (1.1%)
Apple, Inc.*	9,156	3,073,395
Dell, Inc.*	108,883	1,815,080
EMC Corp.*	20,408	562,240
Fujitsu Ltd.	18,000	102,877
Hewlett-Packard Co.	20,491	745,872
Lexmark International, Inc., Class A*	773	22,618
NEC Corp.*	25,000	57,240
NetApp, Inc.*	3,629	191,539
SanDisk Corp.*	2,335	96,902
Seagate Technology plc	95,060	1,536,170
Seiko Epson Corp.	1,100	19,062
Toshiba Corp.	40,000	211,698
Western Digital Corp.*	2,286	83,165

		8,517,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	1,719	$92,809
Citizen Holdings Co., Ltd.	1,800	10,764
Corning, Inc.	15,447	280,363
Flextronics International Ltd.*	474,530	3,046,483
FLIR Systems, Inc.	1,600	53,936
Foxconn International Holdings Ltd.*	27,015	11,936
Fujifilm Holdings Corp.	52,600	1,639,526
Hamamatsu Photonics KK	700	30,270
Hirose Electric Co., Ltd.	300	30,751
Hitachi High-Technologies Corp.	800	17,571
Hitachi Ltd.	44,400	262,461
Hoya Corp.	4,500	99,743
Ibiden Co., Ltd.	1,200	37,532
Jabil Circuit, Inc.	1,934	39,067
Keyence Corp.	400	113,444
Kyocera Corp.	1,500	152,593
Molex, Inc.	1,363	35,124
Murata Manufacturing Co., Ltd.	2,100	140,282
Nippon Electric Glass Co., Ltd.	4,000	51,241
Omron Corp.	2,000	55,590
Shimadzu Corp.	2,000	18,332
TDK Corp.	1,300	71,591
TE Connectivity Ltd.	74,180	2,726,857
Yaskawa Electric Corp.	2,000	22,434
Yokogawa Electric Corp.*	1,600	13,720

		9,054,420

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	1,846	58,094
DeNA Co., Ltd.	1,000	43,127
eBay, Inc.*	11,272	363,747
Google, Inc., Class A*	2,494	1,262,912
Gree, Inc.*	900	19,723
Monster Worldwide, Inc.*	1,278	18,735
United Internet AG (Registered)	957	20,115
VeriSign, Inc.	1,693	56,648
Yahoo! Japan Corp.	137	47,163
Yahoo!, Inc.*	12,918	194,287

		2,084,551

IT Services (1.6%)
Accenture plc, Class A	130,890	7,908,374
Amadeus IT Holding S.A., Class A*	2,505	52,110
Atos Origin S.A.	552	31,192
Automatic Data Processing, Inc.	4,897	257,974
Cap Gemini S.A.	1,408	82,494
Cognizant Technology Solutions Corp., Class A*	3,001	220,093
Computer Sciences Corp.	1,521	57,737
Computershare Ltd.	4,068	38,726
Fidelity National Information Services, Inc.	2,627	80,885
Fiserv, Inc.*	1,441	90,250
Indra Sistemas S.A.	1,191	24,632
International Business Machines Corp.	11,969	2,053,282
ITOCHU Techno-Solutions Corp.	400	14,233
Mastercard, Inc., Class A	915	275,726

	Number of Shares	Value (Note 1)

Nomura Research Institute Ltd.	1,000	$21,888
NTT Data Corp.	13	43,202
Otsuka Corp.	100	6,233
Paychex, Inc.	3,169	97,352
SAIC, Inc.*	2,898	48,744
Teradata Corp.*	1,659	99,872
Total System Services, Inc.	1,603	29,784
Visa, Inc., Class A	4,781	402,847
Western Union Co.	6,381	127,811

		12,065,441

Office Electronics (0.2%)
Brother Industries Ltd.	2,600	38,425
Canon, Inc.	11,300	538,861
Konica Minolta Holdings, Inc.	138,500	1,155,608
Neopost S.A.	359	30,842
Ricoh Co., Ltd.	7,000	77,661
Xerox Corp.	13,806	143,720

		1,985,117

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	5,679	39,696
Advantest Corp.	1,500	27,582
Altera Corp.	3,157	146,327
Analog Devices, Inc.	2,934	114,837
Applied Materials, Inc.	13,017	169,351
ARM Holdings plc	13,980	132,217
ASM Pacific Technology Ltd.	2,100	29,033
ASML Holding N.V.	4,325	159,344
Broadcom Corp., Class A*	4,692	157,839
Elpida Memory, Inc.*	1,600	18,836
First Solar, Inc.*	531	70,235
Infineon Technologies AG	10,702	120,089
Intel Corp.	52,408	1,161,361
KLA-Tencor Corp.	1,650	66,792
Linear Technology Corp.	2,219	73,271
LSI Corp.*	6,070	43,218
MEMC Electronic Materials, Inc.*	2,272	19,380
Microchip Technology, Inc.	1,839	69,716
Micron Technology, Inc.*	8,461	63,288
National Semiconductor Corp.	2,359	58,055
Novellus Systems, Inc.*	890	32,165
NVIDIA Corp.*	6,338	100,996
Renewable Energy Corp. ASA*	5,472	9,402
Rohm Co., Ltd.	1,000	57,297
Samsung Electronics Co., Ltd. (GDR)(m)	15,420	5,977,587
STMicroelectronics N.V.	6,439	64,173
Sumco Corp.*	1,400	23,645
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	334,573	4,218,965
Teradyne, Inc.*	1,785	26,418
Texas Instruments, Inc.	11,560	379,515
Tokyo Electron Ltd.	1,700	92,741
Xilinx, Inc.	2,576	93,947

		13,817,318

Software (3.6%)
Adobe Systems, Inc.*	5,003	157,344
Autodesk, Inc.*	2,237	86,348
Autonomy Corp. plc*	2,222	60,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

BMC Software, Inc.*	1,762	$96,381
CA, Inc.	3,809	86,998
Citrix Systems, Inc.*	1,849	147,920
Compuware Corp.*	2,156	21,043
Dassault Systemes S.A.	607	51,681
Electronic Arts, Inc.*	3,298	77,833
Intuit, Inc.*	2,687	139,348
Konami Corp.	700	16,608
Microsoft Corp.	347,930	9,046,180
NICE Systems Ltd.*	705	25,568
Nintendo Co., Ltd.	9,600	1,807,880
Oracle Corp.	255,403	8,405,313
Oracle Corp. Japan	300	13,073
Red Hat, Inc.*	1,904	87,394
Sage Group plc	13,544	62,802
Salesforce.com, Inc.*	1,240	184,735
SAP AG	121,666	7,358,619
Square Enix Holdings Co., Ltd.	900	16,231
Symantec Corp.*	7,530	148,492
Trend Micro, Inc.	1,000	31,047

		28,129,716

Total Information Technology		88,624,289

Materials (3.3%)
Chemicals (0.9%)
Air Liquide S.A.	2,860	409,957
Air Products & Chemicals, Inc.	2,120	202,630
Air Water, Inc.	2,000	24,104
Airgas, Inc.	742	51,970
Akzo Nobel N.V.	2,350	148,244
Arkema S.A.	558	57,444
Asahi Kasei Corp.	12,000	81,029
BASF SE	9,169	897,281
CF Industries Holdings, Inc.	700	99,169
Daicel Chemical Industries Ltd.	3,000	19,869
Denki Kagaku Kogyo KK	4,000	19,268
Dow Chemical Co.	11,813	425,268
E.I. du Pont de Nemours & Co.	9,295	502,395
Eastman Chemical Co.	698	71,245
Ecolab, Inc.	2,297	129,505
FMC Corp.	713	61,332
Givaudan S.A. (Registered)*	84	88,871
Hitachi Chemical Co., Ltd.	900	17,910
Incitec Pivot Ltd.	15,537	64,747
International Flavors & Fragrances, Inc.	786	50,493
Israel Chemicals Ltd.	4,652	74,255
Israel Corp., Ltd.	27	29,546
Johnson Matthey plc	2,214	69,863
JSR Corp.	1,800	34,924
K+S AG	1,732	133,112
Kaneka Corp.	3,000	19,749
Kansai Paint Co., Ltd.	2,000	18,245
Koninklijke DSM N.V.	1,631	105,856
Kuraray Co., Ltd.	3,500	51,372
Lanxess AG	832	68,209
Linde AG	1,702	298,406
Makhteshim-Agan Industries Ltd.*	2,603	14,556
Mitsubishi Chemical Holdings Corp.	13,000	92,219

	Number of Shares	Value (Note 1)

Mitsubishi Gas Chemical Co., Inc.	4,000	$29,349
Mitsui Chemicals, Inc.	9,000	32,877
Monsanto Co.	5,300	384,462
Nitto Denko Corp.	1,700	86,353
Novozymes A/S, Class B	455	74,027
Orica Ltd.	3,682	106,782
PPG Industries, Inc.	1,584	143,811
Praxair, Inc.	2,992	324,303
Sherwin-Williams Co.	882	73,973
Shin-Etsu Chemical Co., Ltd.	4,100	219,921
Showa Denko KK	17,000	35,292
Sigma-Aldrich Corp.	1,194	87,616
Sika AG	21	50,599
Solvay S.A.	579	89,465
Sumitomo Chemical Co., Ltd.	15,000	74,918
Syngenta AG (Registered)*	936	315,975
Taiyo Nippon Sanso Corp.	3,000	23,936
Teijin Ltd.	9,000	39,714
Toray Industries, Inc.	15,000	111,011
Tosoh Corp.	4,000	16,077
Ube Industries Ltd.	10,000	30,120
Umicore S.A.	1,224	66,715
Wacker Chemie AG	147	31,783
Yara International ASA	1,850	104,563

		6,986,685

Construction Materials (0.5%)
Boral Ltd.	7,301	34,600
Cimpor Cimentos de Portugal SGPS S.A.	1,664	12,715
CRH plc	157,844	3,495,345
Fletcher Building Ltd.	7,129	50,999
HeidelbergCement AG	1,391	88,673
Holcim Ltd. (Registered)*	2,473	186,636
Imerys S.A.	317	22,323
James Hardie Industries SE (CDI)*	3,733	23,624
Lafarge S.A.	1,995	127,137
Vulcan Materials Co.	1,273	49,049

		4,091,101

Containers & Packaging (0.1%)
Amcor Ltd.	12,344	95,524
Ball Corp.	1,669	64,190
Bemis Co., Inc.	1,065	35,976
Owens-Illinois, Inc.*	1,610	41,554
Rexam plc	9,043	55,549
Sealed Air Corp.	1,572	37,398
Toyo Seikan Kaisha Ltd.	1,800	30,242

		360,433

Metals & Mining (1.6%)
Acerinox S.A.	818	14,911
AK Steel Holding Corp.	1,088	17,147
Alcoa, Inc.	112,764	1,788,437
Allegheny Technologies, Inc.	1,142	72,483
Alumina Ltd.	22,545	51,616
Anglo American plc	13,343	661,248
Antofagasta plc	4,067	91,001
ArcelorMittal S.A.	8,605	299,430
BHP Billiton Ltd.	32,150	1,519,514
BHP Billiton plc	21,897	858,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

BlueScope Steel Ltd.	20,538	$26,665
Boliden AB	2,865	52,961
Cliffs Natural Resources, Inc.	1,459	134,885
Daido Steel Co., Ltd.	3,000	20,082
Eramet S.A.	42	13,911
Eurasian Natural Resources Corp.	2,636	33,066
Fortescue Metals Group Ltd.	13,210	90,609
Freeport-McMoRan Copper & Gold, Inc.	9,338	493,980
Fresnillo plc	1,730	38,993
Glencore International plc*	8,364	65,911
Hitachi Metals Ltd.	2,000	28,275
Iluka Resources Ltd.	4,216	76,484
JFE Holdings, Inc.	4,700	129,328
Kazakhmys plc	2,207	48,948
Kobe Steel Ltd.	25,000	56,880
Lonmin plc	1,587	37,012
Lynas Corp., Ltd.*†(b)	17,062	32,354
MacArthur Coal Ltd.	1,967	23,252
Maruichi Steel Tube Ltd.	500	12,386
Mitsubishi Materials Corp.	11,000	34,665
Newcrest Mining Ltd.	7,612	308,975
Newmont Mining Corp.	4,872	262,942
Nippon Steel Corp.	51,000	165,507
Nisshin Steel Co., Ltd.	6,000	11,466
Norsk Hydro ASA	9,242	70,767
Nucor Corp.	3,106	128,029
OneSteel Ltd.	11,951	23,818
Outokumpu Oyj	937	12,403
OZ Minerals Ltd.	3,366	48,063
Randgold Resources Ltd.	929	78,112
Rautaruukki Oyj	644	14,550
Rio Tinto Ltd.	4,362	389,990
Rio Tinto plc	14,516	1,048,190
Salzgitter AG	334	25,469
Sims Metal Management Ltd.	1,882	36,020
SSAB AB, Class A	1,472	22,005
Sumitomo Metal Industries Ltd.	33,000	74,223
Sumitomo Metal Mining Co., Ltd.	5,000	82,080
ThyssenKrupp AG	3,415	177,154
Titanium Metals Corp.	889	16,286
United States Steel Corp.	1,413	65,055
Vale S.A. (ADR)	65,060	1,884,138
Vedanta Resources plc	1,109	37,305
Voestalpine AG	1,026	56,636
Xstrata plc	20,842	459,645
Yamato Kogyo Co., Ltd.	500	15,549

		12,339,074

Paper & Forest Products (0.2%)
Holmen AB, Class B	532	16,586
International Paper Co.	4,302	128,286
MeadWestvaco Corp.	1,657	55,195
Nippon Paper Group, Inc.	1,147	25,514
OJI Paper Co., Ltd.	9,000	43,136
Stora Enso Oyj, Class R	5,745	60,276
Svenska Cellulosa AB, Class B	82,653	1,163,822
UPM-Kymmene Oyj	4,995	91,341

		1,584,156

Total Materials		25,361,449

	Number of Shares	Value (Note 1)

Telecommunication Services (5.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	58,662	$1,842,573
Belgacom S.A.	1,410	50,374
Bezeq Israeli Telecommunication Corp., Ltd.	18,095	45,795
BT Group plc, Class A	76,831	249,213
CenturyLink, Inc.	6,117	247,310
China Telecom Corp., Ltd. (ADR)	14,900	975,205
Deutsche Telekom AG (Registered)	28,394	445,363
Elisa Oyj	1,423	30,631
France Telecom S.A.	202,527	4,308,426
Frontier Communications Corp.	9,785	78,965
Hellenic Telecommunications Organization S.A.	2,562	24,017
Iliad S.A.	221	29,655
Inmarsat plc	4,499	40,161
Koninklijke (Royal) KPN N.V.	15,965	232,068
Nippon Telegraph & Telephone Corp.	4,828	234,764
PCCW Ltd.	31,000	13,390
Portugal Telecom SGPS S.A. (Registered)	6,926	68,587
Singapore Telecommunications Ltd.	2,027,000	5,220,208
Swisscom AG (Registered)	243	111,364
TDC A/S*	3,753	34,301
Tele2 AB, Class B	3,268	64,586
Telecom Corp. of New Zealand Ltd.	17,273	35,043
Telecom Italia S.p.A.	97,484	135,647
Telecom Italia S.p.A. (RNC)	60,053	69,890
Telefonica S.A.	176,566	4,317,737
Telekom Austria AG	162,535	2,073,215
Telenor ASA	113,922	1,865,657
TeliaSonera AB	21,282	156,124
Telstra Corp., Ltd.	45,213	140,396
Verizon Communications, Inc.	28,185	1,049,328
Windstream Corp.	4,975	64,476

		24,254,469

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	3,929	205,605
Cellcom Israel Ltd.	695	19,348
KDDI Corp.	29	208,658
MetroPCS Communications, Inc.*	2,582	44,436
Millicom International Cellular S.A. (SDR)	746	77,834
Mobistar S.A.	236	17,920
NTT DoCoMo, Inc.	154	274,727
Partner Communications Co., Ltd.	1,056	15,843
Softbank Corp.	8,700	329,510
Sprint Nextel Corp.*	616,341	3,322,078
StarHub Ltd.	4,919	11,177
Turkcell Iletisim Hizmetleri A/S (ADR)*	103,680	1,404,864
Vodafone Group plc	3,687,891	9,801,051

		15,733,051

Total Telecommunication Services		39,987,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (1.2%)
Electric Utilities (0.7%)
Acciona S.A.	256	$27,172
American Electric Power Co., Inc.	4,743	178,716
Cheung Kong Infrastructure Holdings Ltd.	5,000	26,042
Chubu Electric Power Co., Inc.	6,600	129,167
Chugoku Electric Power Co., Inc.	3,200	55,512
CLP Holdings Ltd.	19,000	168,546
Contact Energy Ltd.*	3,230	14,354
Duke Energy Corp.	13,106	246,786
E.ON AG	17,897	508,060
EDF S.A.	2,348	92,177
Edison International	3,207	124,271
EDP - Energias de Portugal S.A.	19,903	70,660
Enel S.p.A.	66,614	435,109
Entergy Corp.	1,781	121,607
Exelon Corp.	6,543	280,302
FirstEnergy Corp.	4,114	181,633
Fortum Oyj	4,477	129,658
Hokkaido Electric Power Co., Inc.	1,700	28,322
Hokuriku Electric Power Co.	1,800	34,425
Iberdrola S.A.*	38,118	339,251
Kansai Electric Power Co., Inc.	7,600	151,690
Kyushu Electric Power Co., Inc.	4,300	77,537
NextEra Energy, Inc.	4,153	238,631
Northeast Utilities	1,736	61,055
Pepco Holdings, Inc.	2,204	43,264
Pinnacle West Capital Corp.	1,073	47,834
Power Assets Holdings Ltd.	13,500	102,261
PPL Corp.	5,931	165,060
Progress Energy, Inc.	2,880	138,269
Public Power Corp. S.A.	962	13,803
Red Electrica Corporacion S.A.	1,168	70,579
Scottish & Southern Energy plc	9,520	212,935
Shikoku Electric Power Co., Inc.	1,800	40,886
Southern Co.	8,342	336,850
SP AusNet	17,774	18,022
Terna Rete Elettrica Nazionale S.p.A.	12,043	55,963
Tohoku Electric Power Co., Inc.	4,400	63,483
Tokyo Electric Power Co., Inc.	14,400	59,148
Verbund AG	677	29,514

		5,118,554

Gas Utilities (0.1%)
Enagas S.A.	1,983	48,086
Gas Natural SDG S.A.	3,216	67,426
Hong Kong & China Gas Co., Ltd.	49,610	112,886
Nicor, Inc.	448	24,523
Oneok, Inc.	1,056	78,155
Osaka Gas Co., Ltd.	18,000	68,370
Snam Rete Gas S.p.A.	16,166	95,703
Toho Gas Co., Ltd.	4,000	21,666
Tokyo Gas Co., Ltd.	26,000	117,615

		634,430

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	6,518	83,039
Constellation Energy Group, Inc.	1,972	74,857
EDP Renovaveis S.A.*	1,491	9,836

	Number of Shares	Value (Note 1)

Electric Power Development Co., Ltd.	1,200	$32,412
Enel Green Power S.p.A.	17,639	48,653
Iberdrola Renovables S.A.	7,381	32,604
International Power plc	15,701	81,070
NRG Energy, Inc.*	2,442	60,025

		422,496

Multi-Utilities (0.4%)
A2A S.p.A.	14,219	22,136
AGL Energy Ltd.	4,292	67,553
Ameren Corp.	2,361	68,091
CenterPoint Energy, Inc.	4,200	81,270
Centrica plc	50,982	264,549
CMS Energy Corp.	2,488	48,989
Consolidated Edison, Inc.	2,880	153,331
Dominion Resources, Inc.	5,715	275,863
DTE Energy Co.	1,672	83,633
GDF Suez S.A.	12,494	457,241
Integrys Energy Group, Inc.	760	39,398
National Grid plc	35,520	349,542
NiSource, Inc.	2,736	55,404
PG&E Corp.	3,909	164,295
Public Service Enterprise Group, Inc.	4,981	162,580
RWE AG	4,201	232,503
RWE AG (Preference)	330	16,823
SCANA Corp.	1,115	43,898
Sempra Energy	2,363	124,955
Suez Environnement Co. S.A.	2,584	51,501
TECO Energy, Inc.	2,114	39,933
Veolia Environnement S.A.	3,497	98,529
Wisconsin Energy Corp.	2,302	72,168
Xcel Energy, Inc.	4,762	115,717

		3,089,902

Water Utilities (0.0%)
Severn Trent plc	2,440	57,610
United Utilities Group plc	7,030	67,544

		125,154

Total Utilities		9,390,536

Total Common Stocks (80.2%) (Cost $553,783,614)		619,883,884

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Banco Popular Espanol S.A., expiring 7/7/11*	9,944	721
Criteria Caixacorp S.A., expiring 7/15/11*	8,233	621

Total Rights (0.0%) (Cost $0)		1,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (8.9%)
BlackRock Liquidity Funds TempFund 0.08%‡	68,984,835	$68,984,835

	Principal Amount	Value (Note 1)
Time Deposits (0.4%)
Bank of Montreal 0.02%, 7/1/11	$2,800,000	2,800,000
JPMorgan Chase Nassau 0.000%, 7/1/11	182,590	182,590

Total Time Deposits		2,982,590

Total Short-Term Investments (9.3%) (Cost $71,967,425)		71,967,425

Total Investments (89.5%) (Cost $625,751,039)		691,852,651
Other Assets Less Liabilities (10.5%)		81,358,855

Net Assets (100%)		$773,211,506

*	Non-income producing.
†	Securities (totalling $36,243 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $115,692 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
PPS	— Price Protected Share
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$64,545	$—	$57,493	$—	$—	$3,981
AXA S.A.	281,830	11,041	—	396,344	—	—
BlackRock Liquidity Funds TempFund	62,003,675	44,371,507	37,390,347	68,984,835	41,296	—

	$62,350,050	$44,382,548	$37,447,840	$69,381,179	$41,296	$3,981

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	744	September-11	$29,616,502	$30,727,402	$1,110,900
E-Mini MSCI EAFE Index	5	September-11	414,034	428,975	14,941
FTSE 100 Index	197	September-11	18,193,455	18,662,238	468,783
S&P 500 E-Mini Index	1,110	September-11	71,175,633	73,010,250	1,834,617
SPI 200 Index	61	September-11	7,396,983	7,525,574	128,591
TOPIX Index	177	September-11	17,788,077	18,677,287	889,210

					$4,447,042

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	5,000	$7,235,650	$7,127,225	$108,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,022,123	$42,951,552	$—	$85,973,675
Consumer Staples	16,745,537	19,341,815	—	36,087,352
Energy	32,904,232	33,148,580	—	66,052,812
Financials	38,739,247	60,532,507	—	99,271,754
Health Care	55,561,022	41,133,397	—	96,694,419
Industrials	32,009,497	40,426,692	3,889	72,440,078
Information Technology	63,461,430	25,162,859	—	88,624,289
Materials	7,883,202	17,445,893	32,354	25,361,449
Telecommunication Services	9,234,840	30,752,680	—	39,987,520
Utilities	4,014,402	5,376,134	—	9,390,536
Forward Currency Contracts	—	108,425	—	108,425
Futures	4,447,042	—	—	4,447,042
Rights
Financials	—	1,342	—	1,342
Short-Term Investments	—	71,967,425	—	71,967,425

Total Assets	$308,022,574	$388,349,301	$36,243	$696,408,118

Total Liabilities	$—	$—	$—	$—

Total	$308,022,574	$388,349,301	$36,243	$696,408,118

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials

Balance as of 12/31/10	$1,908	$—
Total gains or losses (realized/unrealized) included in earnings	3,879	(10,795)
Purchases	—	43,149
Sales	(1,898)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$3,889	$32,354

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$3,889	$(10,795)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	108,425
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,447,042	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,555,467

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	604,794	—	604,794
Credit contracts	—	—	—	—	—
Equity contracts	—	1,957,445	—	—	1,957,445
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,957,445	$604,794	$—	$2,562,239

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$–	$–	$–	$–	$–
Foreign exchange contracts	–	–	91,308	–	91,308
Credit contracts	–	–	–	–	–
Equity contracts	–	2,744,009	–	–	2,744,009
Commodity contracts	–	–	–	–	–
Other contracts	–	–	–	–	–

Total	$–	$2,744,009	$91,308	$–	$2,835,317

The Portfolio held future contracts with an average notional balance of approximately $144,309,000 and forward foreign currency contracts with an average settlement value of approximately $6,574,000 during the six months ended June 30, 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

^ The Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,228,323
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,630,188

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,445,461
Aggregate gross unrealized depreciation	(59,904,809)

Net unrealized appreciation	$63,540,652

Federal income tax cost of investments	$628,311,999

For the six months ended June 30, 2011, the Portfolio incurred approximately $471 as brokerage commissions with Sanford C. Bernstein & Co. Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $174,504,732 of which $10,671,062 expires in the year 2016 and $163,833,670 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $69,419,271)	$69,381,179
Unaffiliated Issuers (Cost $556,331,768)	622,471,472
Foreign cash (Cost $62,194,056)	66,909,256
Cash held as collateral at broker	10,476,000
Due from broker for futures variation margin	2,817,430
Dividends, interest and other receivables	1,845,565
Receivable for securities sold	300,243
Unrealized appreciation of forward foreign currency contracts	108,425
Receivable from Separate Accounts for Trust shares sold	90,658
Receivable from investment sub-advisor	7,583
Other assets	5,398

Total assets	774,413,209

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	479,539
Investment management fees payable	435,670
Administrative fees payable	111,061
Distribution fees payable - Class IB	47,948
Payable for securities purchased	25,747
Trustees’ fees payable	326
Accrued expenses	101,412

Total liabilities	1,201,703

NET ASSETS	$773,211,506

Net assets were comprised of:
Paid in capital	$857,353,037
Accumulated undistributed net investment income (loss)	7,298,343
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(166,855,263)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	75,415,389

Net assets	$773,211,506

Class IA
Net asset value, offering and redemption price per share, $534,467,036 / 57,789,277 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

Class IB
Net asset value, offering and redemption price per share, $238,744,470 / 25,837,199 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($41,296 of dividend income received from affiliates) (net of $786,167 foreign withholding tax)	$10,248,079
Interest	87,328

Total income	10,335,407

EXPENSES
Investment management fees	2,663,907
Administrative fees	641,517
Distribution fees - Class IB	294,347
Custodian fees	80,517
Printing and mailing expenses	29,975
Professional fees	25,910
Trustees’ fees	8,513
Miscellaneous	14,001

Gross expenses	3,758,687
Less: Reimbursement from sub-advisor	(22,375)
Feespaid indirectly	(745)

Net expenses	3,735,567

NET INVESTMENT INCOME (LOSS)	6,599,840

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($3,981 of realized gain (loss) from affiliates)	9,190,708
Foreign currency transactions	746,055
Futures	1,957,445

Net realized gain (loss)	11,894,208

Change in unrealized appreciation (depreciation) on:
Securities	27,802,162
Foreign currency translations	2,594,621
Futures	2,744,009

Net change in unrealized appreciation (depreciation)	33,140,792

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,035,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,634,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,599,840	$8,731,678
Net realized gain (loss) on investments, futures and foreign currency transactions	11,894,208	23,111,627
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	33,140,792	24,499,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,634,840	56,342,494

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,212,367)
Class IB	—	(3,119,167)

TOTAL DIVIDENDS	—	(11,331,534)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,775,585 and 4,437,345 shares, respectively ]	15,937,236	33,955,969
Capital shares issued in reinvestment of dividends and distributions [ 0 and 962,167 shares, respectively ]	—	8,212,367
Capital shares repurchased [ (2,577,596) and (7,491,651) shares, respectively ]	(23,274,148)	(59,640,230)

Total Class IA transactions	(7,336,912)	(17,471,894)

Class IB
Capital shares sold [ 2,021,661 and 4,434,584 shares, respectively ]	18,324,330	35,566,286
Capital shares issued in reinvestment of dividends and distributions [ 0 and 365,364 shares, respectively ]	—	3,119,167
Capital shares repurchased [ (2,498,523) and (4,934,479) shares, respectively ]	(22,669,491)	(39,652,252)

Total Class IB transactions	(4,345,161)	(966,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,682,073)	(18,438,693)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,952,767	26,572,267
NET ASSETS:
Beginning of period	733,258,739	706,686,472

End of period (a)	$773,211,506	$733,258,739

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,298,343	$698,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,				September 15, 2006* to December 31, 2006
Class IA		2010	2009	2008	2007
Net asset value, beginning of period	$8.64	$8.11	$6.32	$10.93	$10.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.11 (e)	0.12 (e)	0.18 (e)	0.09 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	0.56	1.80	(4.63)	0.16	0.78

Total from investment operations	0.61	0.67	1.92	(4.45)	0.25	0.81

Less distributions:
Dividends from net investment income	—	(0.14)	(0.13)	(0.16)	(0.08)	(0.02)
Distributions from net realized gains	—	—	—	—	(0.03)	—

Total dividends and distributions	—	(0.14)	(0.13)	(0.16)	(0.11)	(0.02)

Net asset value, end of period	$9.25	$8.64	$8.11	$6.32	$10.93	$10.79

Total return (b)	7.06%	8.31%	30.39%	(40.69)%	2.36%	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$534,467	$505,950	$492,155	$349,978	$274,235	$1,621
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.91%	0.98%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	0.91%	0.90%	1.10%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	0.91%	0.91%	0.99%	1.12%	1.15%	1.59	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.81%	1.34%	1.67%	2.09%	0.76%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	1.81%	1.34%	1.75%	2.09%	0.76%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)	1.81%	1.33%	1.65%	2.06%	0.72%	0.10%
Portfolio turnover rate	6%	7%	43%	10%	5%	0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,						September 15, 2006* to December 31, 2006
Class IB		2010	2009		2008	2007
Net asset value, beginning of period	$8.64	$8.11	$6.32		$10.93	$10.79		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.09 (e)	0.10	(e)	0.18 (e)	0.12	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.53	0.56	1.80		(4.64)	0.10		0.78

Total from investment operations	0.60	0.65	1.90		(4.46)	0.22		0.80

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)		(0.15)	(0.05)		(0.01)
Distributions from net realized gains	—	—	—		—	(0.03)		—

Total dividends and distributions	—	(0.12)	(0.11)		(0.15)	(0.08)		(0.01)

Net asset value, end of period	$9.24	$8.64	$8.11		$6.32	$10.93		$10.79

Total return (b)	6.94%	8.03%	30.05%		(40.84)%	2.09%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$238,744	$227,308	$214,532		$170,500	$319,465		$74,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.16%	1.23%		1.35%	1.35%		1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.15%	1.16%	1.15%		1.35%	1.35%		1.35%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	1.16%	1.24	%(c)	1.37%	1.40	%(c)	1.84	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.55%	1.08%	1.40%		1.93%	1.08%		0.50%
After waivers, reimbursements and fees paid indirectly (a)	1.56%	1.08%	1.48%		1.93%	1.08%		0.50%
Before waivers, reimbursements and fees paid indirectly (a)	1.55%	1.08%	1.38%		1.90%	1.04%		0.03%
Portfolio turnover rate	6%	7%	43%		10%	5%		0%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	15.8%
Health Care	15.7
Financials	14.9
Consumer Discretionary	13.2
Industrials	12.8
Energy	11.3
Consumer Staples	9.4
Utilities	3.6
Materials	1.8
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class IB
Actual	$1,000.00	$1,050.40	$5.34
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.2%)
Automobiles (1.5%)
General Motors Co.*	74,000	$2,246,640

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A*	24,300	1,061,424

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	75,000	2,822,250
International Game Technology	91,000	1,599,780

		4,422,030

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	12,700	2,597,023

Media (5.3%)
Comcast Corp., Class A	113,300	2,871,022
Time Warner, Inc.	83,700	3,044,169
Viacom, Inc., Class B	39,800	2,029,800

		7,944,991

Specialty Retail (1.0%)
GameStop Corp., Class A*	57,400	1,530,858

Total Consumer Discretionary		19,802,966

Consumer Staples (9.4%)
Beverages (2.4%)
PepsiCo, Inc.	50,100	3,528,543

Food & Staples Retailing (1.5%)
Kroger Co.	91,200	2,261,760

Food Products (2.2%)
Kraft Foods, Inc., Class A	93,900	3,308,097

Household Products (2.1%)
Colgate-Palmolive Co.	35,700	3,120,537

Personal Products (1.2%)
Avon Products, Inc.	66,100	1,850,800

Total Consumer Staples		14,069,737

Energy (11.3%)
Energy Equipment & Services (2.9%)
Ensco plc (ADR)	38,600	2,057,380
Noble Corp.	58,600	2,309,426

		4,366,806

Oil, Gas & Consumable Fuels (8.4%)
EOG Resources, Inc.	21,800	2,279,190
Exxon Mobil Corp.	82,400	6,705,712
Hess Corp.	19,700	1,472,772
Ultra Petroleum Corp.*	48,200	2,207,560

		12,665,234

Total Energy		17,032,040

Financials (14.9%)
Capital Markets (3.1%)
Goldman Sachs Group, Inc.	19,400	2,581,946
Morgan Stanley	88,400	2,034,084

		4,616,030

	Number of Shares	Value (Note 1)

Commercial Banks (3.5%)
U.S. Bancorp	80,100	$2,043,351
Wells Fargo & Co.	112,800	3,165,168

		5,208,519

Diversified Financial Services (4.6%)
Citigroup, Inc.	80,210	3,339,944
JPMorgan Chase & Co.	88,100	3,606,814

		6,946,758

Insurance (2.8%)
Aflac, Inc.	38,100	1,778,508
MetLife, Inc.	56,400	2,474,268

		4,252,776

Real Estate Investment Trusts (REITs) (0.9%)
Annaly Capital Management, Inc. (REIT)	79,100	1,426,964

Total Financials		22,451,047

Health Care (15.7%)
Biotechnology (3.0%)
Acorda Therapeutics, Inc.*	27,700	894,987
Alexion Pharmaceuticals, Inc.*	26,200	1,232,186
Amgen, Inc.*	22,400	1,307,040
Amylin Pharmaceuticals, Inc.*	24,300	324,648
Pharmasset, Inc.*	7,600	852,720

		4,611,581

Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	26,200	1,563,878
Covidien plc	30,800	1,639,484
Medtronic, Inc.	51,100	1,968,883

		5,172,245

Health Care Providers & Services (2.5%)
HCA Holdings, Inc.*	34,600	1,141,800
UnitedHealth Group, Inc.	50,600	2,609,948

		3,751,748

Health Care Technology (0.3%)
Emdeon, Inc., Class A*	34,000	446,080

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	6,100	728,096

Pharmaceuticals (6.0%)
Allergan, Inc.	21,600	1,798,200
Johnson & Johnson	58,100	3,864,812
Merck & Co., Inc.	73,600	2,597,344
Teva Pharmaceutical Industries Ltd. (ADR)	15,200	732,944

		8,993,300

Total Health Care		23,703,050

Industrials (12.8%)
Aerospace & Defense (4.4%)
Boeing Co.	38,100	2,816,733
General Dynamics Corp.	50,600	3,770,712

		6,587,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (1.3%)
FedEx Corp.	21,600	$2,048,760

Airlines (1.2%)
Southwest Airlines Co.	161,600	1,845,472

Machinery (3.4%)
Illinois Tool Works, Inc.	58,200	3,287,718
PACCAR, Inc.	34,950	1,785,596

		5,073,314

Road & Rail (2.5%)
Hertz Global Holdings, Inc.*	121,400	1,927,832
Norfolk Southern Corp.	24,400	1,828,292

		3,756,124

Total Industrials		19,311,115

Information Technology (15.8%)
Communications Equipment (3.2%)
Cisco Systems, Inc.	140,300	2,190,083
QUALCOMM, Inc.	46,900	2,663,451

		4,853,534

Computers & Peripherals (4.6%)
Apple, Inc.*	14,100	4,732,947
Hewlett-Packard Co.	62,400	2,271,360

		7,004,307

IT Services (2.2%)
Visa, Inc., Class A	38,600	3,252,436

Semiconductors & Semiconductor Equipment (2.0%)
Broadcom Corp., Class A*	43,600	1,466,704
Intersil Corp., Class A	118,600	1,524,010

		2,990,714

Software (3.8%)
Adobe Systems, Inc.*	102,700	3,229,915
Symantec Corp.*	127,900	2,522,188

		5,752,103

Total Information Technology		23,853,094

	Number of Shares	Value (Note 1)

Materials (1.8%)
Chemicals (1.2%)
Celanese Corp.	34,100	$1,817,871

Construction Materials (0.6%)
Vulcan Materials Co.	22,700	874,631

Total Materials		2,692,502

Utilities (3.6%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.	44,100	1,661,688
FirstEnergy Corp.	43,700	1,929,355
NextEra Energy, Inc.	31,900	1,832,974

Total Utilities		5,424,017

Total Common Stocks (98.5%) (Cost $130,145,943)		148,339,568

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 7/1/11
(Cost $2,289,136)	$2,289,136	2,289,136

Total Investments (100.0%)
(Cost $132,435,079)		150,628,704
Other Assets Less Liabilities (0.0%)		(52,640)

Net Assets (100%)		$150,576,064

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,802,966	$—	$—	$19,802,966
Consumer Staples	14,069,737	—	—	14,069,737
Energy	17,032,040	—	—	17,032,040
Financials	22,451,047	—	—	22,451,047
Health Care	23,703,050	—	—	23,703,050
Industrials	19,311,115	—	—	19,311,115
Information Technology	23,853,094	—	—	23,853,094
Materials	2,692,502	—	—	2,692,502
Utilities	5,424,017	—	—	5,424,017
Short-Term Investments	—	2,289,136	—	2,289,136

Total Assets	$148,339,568	$2,289,136	$—	$150,628,704

Total Liabilities	$—	$—	$—	$—

Total	$148,339,568	$2,289,136	$—	$150,628,704

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks	$53,888,650
Net Proceeds of Sales and Redemptions:
Stocks	$61,236,781

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,626,414
Aggregate gross unrealized depreciation	(3,896,260)

Net unrealized appreciation	$17,730,154

Federal income tax cost of investments	$132,898,550

For the period ended June 30, 2011, the Portfolio incurred approximately $1,180 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $1,246 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $38,018,195 of which $898,470 expires in the year 2011, $1,730,958 expires in the year 2016 and $35,388,767 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $132,435,079)	$150,628,704
Receivable for securities sold	549,431
Dividends, interest and other receivables	194,024
Receivable from Separate Accounts for Trust shares sold	1,525
Other assets	1,898

Total assets	151,375,582

LIABILITIES
Payable for securities purchased	551,024
Payable to Separate Accounts for Trust shares redeemed	110,911
Investment management fees payable	77,799
Distribution fees payable - Class IB	30,420
Administrative fees payable	14,853
Accrued expenses	14,511

Total liabilities	799,518

NET ASSETS	$150,576,064

Net assets were comprised of:
Paid in capital	$161,996,865
Accumulated undistributed net investment income (loss)	568,243
Accumulated undistributed net realized gain (loss) on investments	(30,182,669)
Unrealized appreciation (depreciation) on investments	18,193,625

Net assets	$150,576,064

Class IB
Net asset value, offering and redemption price per share, $150,576,064 / 24,088,777 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.25

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$1,337,293

EXPENSES
Investment management fees	567,903
Distribution fees - Class IB	189,301
Administrative fees	91,934
Professional fees	9,654
Custodian fees	8,534
Printing and mailing expenses	5,994
Trustees’ fees	1,720
Miscellaneous	1,247

Gross expenses	876,287
Less: Waiver from investment advisor	(81,042)
Feespaid indirectly	(25,000)

Net expenses	770,245

NET INVESTMENT INCOME (LOSS)	567,048

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	8,298,997
Net change in unrealized appreciation (depreciation) on securities	(1,469,360)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,829,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,396,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$567,048	$1,015,899
Net realized gain (loss) on investments	8,298,997	7,228,146
Net change in unrealized appreciation (depreciation) on investments	(1,469,360)	9,116,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,396,685	17,361,034

DIVIDENDS:
Dividends from net investment income
Class IB	—	(1,015,069)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,760,714 and 4,400,084 shares, respectively ]	10,920,056	23,972,112
Capital shares issued in reinvestment of dividends [ 0 and 173,099 shares, respectively ]	—	1,015,069
Capital shares repurchased [ (2,827,943) and (6,357,307) shares, respectively ]	(17,499,313)	(34,392,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,579,257)	(9,405,119)

TOTAL INCREASE (DECREASE) IN NET ASSETS	817,428	6,940,846
NET ASSETS:
Beginning of period	149,758,636	142,817,790

End of period (a)	$150,576,064	$149,758,636

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$568,243	$1,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007	2006
Net asset value, beginning of period	$5.95	$5.30	$4.03	$6.84	$6.82	$6.02

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.04 (e)	0.07 (e)	0.06 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28	0.65	1.27	(2.81)	0.02	0.80

Total from investment operations	0.30	0.69	1.31	(2.74)	0.08	0.85

Less distributions:
Dividends from net investment income	—	(0.04)	(0.04)	(0.07)	(0.06)	(0.05)

Net asset value, end of period	$6.25	$5.95	$5.30	$4.03	$6.84	$6.82

Total return (b)	5.04%	13.04%	32.47%	(40.03)%	1.14%	14.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,576	$149,759	$142,818	$114,565	$217,397	$212,510
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.02%	1.03%	1.01%	1.03%	1.04%	1.03%
Before waivers and fees paid indirectly (a)	1.16%	1.15%	1.19%	1.19%	1.16%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	0.72%	0.69%	0.79%	1.14%	0.80%	0.77%
After waivers and fees paid indirectly (a)	0.75%	0.71%	0.83%	1.17%	0.81%	0.79%
Before waivers and fees paid indirectly (a)	0.61%	0.59%	0.65%	1.00%	0.69%	0.68%
Portfolio turnover rate	36%	53%	54%	68%	32%	35%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/VAN KAMPEN COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	20.0%
Consumer Discretionary	15.7
Health Care	12.4
Energy	11.6
Information Technology	11.1
Consumer Staples	8.6
Industrials	5.8
Materials	4.3
Telecommunication Services	3.6
Utilities	2.8
Cash and Other	4.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,056.50	$3.82
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,055.40	5.10
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.7%)
Automobiles (1.1%)
General Motors Co.*	109,799	$3,333,498

Media (11.1%)
Comcast Corp., Class A	443,847	11,247,083
DIRECTV, Class A*	30,250	1,537,305
News Corp., Class B	236,007	4,267,007
Time Warner Cable, Inc.	69,418	5,417,381
Time Warner, Inc.	102,512	3,728,361
Viacom, Inc., Class B	143,566	7,321,866

		33,519,003

Multiline Retail (1.0%)
Macy’s, Inc.	40,650	1,188,606
Target Corp.	38,282	1,795,808

		2,984,414

Specialty Retail (2.5%)
Home Depot, Inc.	76,568	2,773,293
Lowe’s Cos., Inc.	108,302	2,524,520
Staples, Inc.	139,372	2,202,077

		7,499,890

Total Consumer Discretionary		47,336,805

Consumer Staples (8.6%)
Beverages (1.4%)
Coca-Cola Co.	42,850	2,883,376
PepsiCo, Inc.	19,892	1,400,994

		4,284,370

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	127,404	4,787,842
Wal-Mart Stores, Inc.	55,193	2,932,956

		7,720,798

Food Products (3.9%)
Kraft Foods, Inc., Class A	176,108	6,204,285
Unilever N.V. (N.Y. Shares)	166,134	5,457,502

		11,661,787

Household Products (0.3%)
Procter & Gamble Co.	15,223	967,726

Personal Products (0.4%)
Avon Products, Inc.	47,045	1,317,260

Total Consumer Staples		25,951,941

Energy (11.6%)
Energy Equipment & Services (4.8%)
Halliburton Co.	164,232	8,375,832
Noble Corp.	40,924	1,612,815
Weatherford International Ltd.*	244,039	4,575,731

		14,564,378

Oil, Gas & Consumable Fuels (6.8%)
BP plc (ADR)	90,525	4,009,352
Chesapeake Energy Corp.	62,575	1,857,852
Chevron Corp.	66,451	6,833,821
Royal Dutch Shell plc (ADR), Class A	78,112	5,556,106
Total S.A. (ADR)	37,134	2,147,831

		20,404,962

Total Energy		34,969,340

	Number of Shares	Value (Note 1)

Financials (20.0%)
Capital Markets (4.1%)
Bank of New York Mellon Corp.	196,182	$5,026,183
Goldman Sachs Group, Inc.	21,178	2,818,580
Morgan Stanley	134,451	3,093,718
State Street Corp.	31,159	1,404,959

		12,343,440

Commercial Banks (3.4%)
Fifth Third Bancorp	47,405	604,414
PNC Financial Services Group, Inc.	64,092	3,820,524
U.S. Bancorp	66,833	1,704,910
Wells Fargo & Co.	153,024	4,293,853

		10,423,701

Diversified Financial Services (6.7%)
Bank of America Corp.	419,849	4,601,545
Citigroup, Inc.	183,050	7,622,202
JPMorgan Chase & Co.	197,034	8,066,572

		20,290,319

Insurance (5.8%)
Aflac, Inc.	23,103	1,078,448
Allstate Corp.	176,184	5,378,897
Chubb Corp.	53,560	3,353,392
MetLife, Inc.	92,221	4,045,735
Torchmark Corp.	33,646	2,158,054
Travelers Cos., Inc.	23,449	1,368,953

		17,383,479

Total Financials		60,440,939

Health Care (12.4%)
Health Care Providers & Services (3.7%)
Cardinal Health, Inc.	67,714	3,075,570
UnitedHealth Group, Inc.	107,178	5,528,241
WellPoint, Inc.	33,439	2,633,990

		11,237,801

Pharmaceuticals (8.7%)
Abbott Laboratories, Inc.	30,962	1,629,221
Bristol-Myers Squibb Co.	219,973	6,370,418
GlaxoSmithKline plc (ADR)	76,085	3,264,047
Merck & Co., Inc.	140,491	4,957,927
Pfizer, Inc.	371,665	7,656,299
Roche Holding AG (ADR)	53,702	2,253,336

		26,131,248

Total Health Care		37,369,049

Industrials (5.8%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	62,544	3,726,997
Textron, Inc.	102,721	2,425,243

		6,152,240

Electrical Equipment (0.8%)
Emerson Electric Co.	41,000	2,306,250

Industrial Conglomerates (1.4%)
General Electric Co.	220,117	4,151,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.6%)
Ingersoll-Rand plc	104,882	$4,762,691

Total Industrials		17,372,588

Information Technology (11.1%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	149,654	2,336,099

Computers & Peripherals (3.5%)
Dell, Inc.*	227,922	3,799,460
Hewlett-Packard Co.	185,855	6,765,122

		10,564,582

Internet Software & Services (3.4%)
eBay, Inc.*	176,777	5,704,594
Yahoo!, Inc.*	309,935	4,661,422

		10,366,016

IT Services (0.4%)
Accenture plc, Class A	4,975	300,589
Western Union Co.	42,221	845,687

		1,146,276

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	85,014	1,883,910
KLA-Tencor Corp.	23,523	952,211

		2,836,121

Software (2.1%)
Microsoft Corp.	245,373	6,379,698

Total Information Technology		33,628,792

Materials (4.3%)
Metals & Mining (1.4%)
Alcoa, Inc.	263,768	4,183,360

Paper & Forest Products (2.9%)
International Paper Co.	292,279	8,715,760

Total Materials		12,899,120

	Number of Shares	Value (Note 1)

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	117,549	$3,692,214
Verizon Communications, Inc.	124,371	4,630,333

		8,322,547

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	98,061	2,620,190

Total Telecommunication Services		10,942,737

Utilities (2.8%)
Electric Utilities (2.6%)
American Electric Power Co., Inc.	35,248	1,328,145
FirstEnergy Corp.	57,874	2,555,137
PPL Corp.	140,228	3,902,545

		7,785,827

Multi-Utilities (0.2%)
Sempra Energy	11,073	585,540

Total Utilities		8,371,367

Total Common Stocks (95.9%) (Cost $248,747,222)		289,282,678

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.8%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $11,614,467)	$11,614,467	11,614,467

Total Investments (99.7%) (Cost $260,361,689)		300,897,145
Other Assets Less Liabilities (0.3%)		790,775

Net Assets (100%)		$301,687,920

*	Non-income producing.

Glossary:

ADR— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$47,336,805	$—	$—	$47,336,805
Consumer Staples	25,951,941	—	—	25,951,941
Energy	34,969,340	—	—	34,969,340
Financials	60,440,939	—	—	60,440,939
Health Care	37,369,049	—	—	37,369,049
Industrials	17,372,588	—	—	17,372,588
Information Technology	33,628,792	—	—	33,628,792
Materials	12,899,120	—	—	12,899,120
Telecommunication Services	10,942,737	—	—	10,942,737
Utilities	8,371,367	—	—	8,371,367
Short-Term Investments	—	11,614,467	—	11,614,467

Total Assets	$289,282,678	$11,614,467	$—	$300,897,145

Total Liabilities	$—	$—	$—	$—

Total	$289,282,678	$11,614,467	$—	$300,897,145

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,782,110
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$41,426,954

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,576,323
Aggregate gross unrealized depreciation	(12,082,495)

Net unrealized appreciation	$35,493,828

Federal income tax cost of investments	$265,403,317

For the six months ended June 30, 2011, the Portfolio incurred approximately $3,620 as brokerage commissions with Sanford C. Bernstein & Co. Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $65,949,277 of which $19,949,382 expires in the year 2016 and $45,999,895 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $260,361,689)	$300,897,145
Receivable for securities sold	1,469,093
Dividends, interest and other receivables	584,600
Receivable from Separate Accounts for Trust shares sold	219,267
Other assets	3,334

Total assets	303,173,439

LIABILITIES
Payable for securities purchased	1,154,627
Investment management fees payable	148,942
Distribution fees payable - Class IB	59,574
Payable to Separate Accounts for Trust shares redeemed	49,379
Administrative fees payable	27,033
Accrued expenses	45,964

Total liabilities	1,485,519

NET ASSETS	$301,687,920

Net assets were comprised of:
Paid in capital	$324,262,978
Accumulated undistributed net investment income (loss)	1,885,640
Accumulated undistributed net realized gain (loss) on investments	(64,996,154)
Unrealized appreciation (depreciation) on investments	40,535,456

Net assets	$301,687,920

Class IA
Net asset value, offering and redemption price per share, $3,884,224 / 384,913 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

Class IB
Net asset value, offering and redemption price per share, $297,803,696 / 29,516,019 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,741 foreign withholding tax)	$3,294,273
EXPENSES
Investment management fees	947,928
Distribution fees - Class IB	360,352
Administrative fees	163,285
Printing and mailing expenses	11,521
Professional fees	10,871
Trustees’ fees	3,244
Miscellaneous	2,065

Gross expenses	1,499,266
Less: Waiver from investment advisor	(44,818)
Fees paid indirectly	(12,066)

Net expenses	1,442,382

NET INVESTMENT INCOME (LOSS)	1,851,891

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	5,998,465
Net change in unrealized appreciation (depreciation) on securities	7,432,141

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,430,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,282,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,851,891	$2,989,147
Net realized gain (loss) on investments	5,998,465	2,545,733
Net change in unrealized appreciation (depreciation) on investments	7,432,141	30,186,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,282,497	35,721,283

DIVIDENDS:
Dividends from net investment income
Class IA	—	(40,200)
Class IB	—	(3,108,339)

TOTAL DIVIDENDS	—	(3,148,539)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 114,222 and 202,593 shares, respectively ]	1,141,940	1,747,626
Capital shares issued in reinvestment of dividends [ 0 and 4,293 shares, respectively ]	—	40,200
Capital shares repurchased [ (36,704) and (53,815) shares, respectively ]	(364,912)	(477,512)

Total Class IA transactions	777,028	1,310,314

Class IB
Capital shares sold [ 3,167,270 and 3,544,122 shares, respectively ]	31,826,443	31,070,361
Capital shares issued in reinvestment of dividends [ 0 and 332,623 shares, respectively ]	—	3,108,339
Capital shares repurchased [ (1,997,466) and (4,832,961) shares, respectively ]	(19,990,622)	(41,477,036)

Total Class IB transactions	11,835,821	(7,298,336)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,612,849	(5,988,022)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,895,346	26,584,722
NET ASSETS:
Beginning of period	273,792,574	247,207,852

End of period (a)	$301,687,920	$273,792,574

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,885,640	$33,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IA		2010	2009	2008	2007		2006
Net asset value, beginning of period	$9.55	$8.38	$6.61	$10.86	$11.76		$10.43

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13 (e)	0.12 (e)	0.20 (e)	0.22	(e)	0.23 (e)
Net realized and unrealized gain (loss) on investments	0.46	1.17	1.78	(4.18)	(0.49)		1.46

Total from investment operations	0.54	1.30	1.90	(3.98)	(0.27)		1.69

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.19)	(0.22)		(0.18)
Distributions from net realized gains	—	—	—	(0.08)	(0.41)		(0.18)

Total dividends and distributions	—	(0.13)	(0.13)	(0.27)	(0.63)		(0.36)

Net asset value, end of period	$10.09	$9.55	$8.38	$6.61	$10.86		$11.76

Total return (b)	5.65%	15.61%	28.73%	(36.79)%	(2.32)%		16.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,884	$2,934	$1,294	$998	$770		$122
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
After waivers and fees paid indirectly (a)	0.74%	0.74%	0.73%	0.73%	0.74%		0.74%
Before waivers and fees paid indirectly (a)	0.78%	0.80%	0.82%	0.82%	0.80%		0.81%
Ratio of net investment income to average net assets:
After waivers (a)	1.52%	1.43%	1.72%	2.28%	1.82	%(c)	2.06%
After waivers and fees paid indirectly (a)	1.53%	1.44%	1.74%	2.30%	1.82	%(c)	2.07%
Before waivers and fees paid indirectly (a)	1.49%	1.38%	1.65%	2.21%	1.77	%(c)	2.00%
Portfolio turnover rate	15%	21%	27%	39%	23%		23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class IB		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.56	$8.39	$6.62	$10.87	$11.77	$10.44

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.10 (e)	0.10 (e)	0.18 (e)	0.20 (e)	0.20 (e)
Net realized and unrealized gain (loss) on investments	0.47	1.18	1.78	(4.17)	(0.50)	1.46

Total from investment operations	0.53	1.28	1.88	(3.99)	(0.30)	1.66

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.18)	(0.19)	(0.15)
Distributions from net realized gains	—	—	—	(0.08)	(0.41)	(0.18)

Total dividends and distributions	—	(0.11)	(0.11)	(0.26)	(0.60)	(0.33)

Net asset value, end of period	$10.09	$9.56	$8.39	$6.62	$10.87	$11.77

Total return (b)	5.54%	15.30%	28.36%	(37.01)%	(2.57)%	15.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,804	$270,858	$245,914	$205,285	$319,390	$291,204
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.99%	0.99%	0.98%	0.98%	0.99%	0.99%
Before waivers and fees paid indirectly (a)	1.03%	1.05%	1.07%	1.07%	1.05%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	1.26%	1.20%	1.47%	1.98%	1.62%	1.77%
After waivers and fees paid indirectly (a)	1.27%	1.20%	1.49%	2.00%	1.62%	1.78%
Before waivers and fees paid indirectly (a)	1.23%	1.14%	1.40%	1.91%	1.57%	1.71%
Portfolio turnover rate	15%	21%	27%	39%	23%	23%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	33.7%
Industrials	16.3
Consumer Discretionary	16.2
Energy	12.3
Health Care	11.6
Materials	3.7
Financials	2.4
Telecommunication Services	1.7
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class IA
Actual	$1,000.00	$1,062.30	$3.99
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91
Class IB
Actual	1,000.00	1,060.30	5.26
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.78% and 1.03%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (4.0%)
BorgWarner, Inc.*	143,400	$11,585,286
Johnson Controls, Inc.	232,800	9,698,448
TRW Automotive Holdings Corp.*	130,416	7,698,456

		28,982,190

Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	268,450	10,601,091

Household Durables (1.2%)
Tempur-Pedic International, Inc.*	129,900	8,809,818

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*	71,300	14,580,137
priceline.com, Inc.*	26,500	13,566,145

		28,146,282

Media (2.8%)
CBS Corp., Class B	402,400	11,464,376
National CineMedia, Inc.	494,174	8,356,482

		19,820,858

Specialty Retail (2.8%)
Dick’s Sporting Goods, Inc.*	370,300	14,238,035
Williams-Sonoma, Inc.	170,600	6,225,194

		20,463,229

Total Consumer Discretionary		116,823,468

Energy (12.3%)
Energy Equipment & Services (4.8%)
Complete Production Services, Inc.*	216,100	7,209,096
Halliburton Co.	303,100	15,458,100
Oil States International, Inc.*	149,400	11,938,554

		34,605,750

Oil, Gas & Consumable Fuels (7.5%)
Brigham Exploration Co.*	329,900	9,873,907
Concho Resources, Inc.*	87,600	8,046,060
Newfield Exploration Co.*	187,762	12,771,571
Pioneer Natural Resources Co.	140,500	12,584,585
SandRidge Energy, Inc.*	1,052,400	11,218,584

		54,494,707

Total Energy		89,100,457

Financials (2.4%)
Capital Markets (1.5%)
LPL Investment Holdings, Inc.*	46,921	1,605,167
TD Ameritrade Holding Corp.	455,400	8,884,854

		10,490,021

Commercial Banks (0.9%)
Itau Unibanco Holding S.A. (Preference) (ADR)	288,600	6,796,530

Total Financials		17,286,551

	Number of Shares	Value (Note 1)

Health Care (11.6%)
Biotechnology (1.3%)
Alexion Pharmaceuticals, Inc.*	201,466	$9,474,946

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	237,300	8,689,926
Sirona Dental Systems, Inc.*	160,191	8,506,142

		17,196,068

Health Care Providers & Services (5.3%)
Cardinal Health, Inc.	197,500	8,970,450
Express Scripts, Inc.*	179,000	9,662,420
Healthspring, Inc.*	220,949	10,187,959
Laboratory Corp. of America Holdings*	97,100	9,398,309

		38,219,138

Health Care Technology (1.5%)
Cerner Corp.*	181,000	11,060,910

Life Sciences Tools & Services (1.1%)
Bruker Corp.*	389,600	7,932,256

Total Health Care		83,883,318

Industrials (16.3%)
Aerospace & Defense (5.1%)
Embraer S.A. (ADR)	289,500	8,910,810
Precision Castparts Corp.	75,000	12,348,750
TransDigm Group, Inc.*	175,600	16,012,964

		37,272,524

Electrical Equipment (1.2%)
ABB Ltd. (ADR)*	325,700	8,451,915

Machinery (3.8%)
AGCO Corp.*	143,400	7,078,224
Cummins, Inc.	97,316	10,071,233
WABCO Holdings, Inc.*	146,100	10,089,666

		27,239,123

Professional Services (0.8%)
Manpower, Inc.	114,337	6,134,180

Road & Rail (3.7%)
Hertz Global Holdings, Inc.*	614,100	9,751,908
Kansas City Southern*	287,400	17,051,442

		26,803,350

Trading Companies & Distributors (1.7%)
WESCO International, Inc.*	222,100	12,013,389

Total Industrials		117,914,481

Information Technology (33.7%)
Communications Equipment (3.5%)
Acme Packet, Inc.*	142,600	10,000,538
Ciena Corp.*	338,100	6,214,278
Juniper Networks, Inc.*	282,752	8,906,688

		25,121,504

Computers & Peripherals (6.9%)
Apple, Inc.*	112,049	37,611,488
EMC Corp.*	437,100	12,042,105

		49,653,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (1.5%)
TE Connectivity Ltd.	288,300	$10,597,908

IT Services (5.8%)
Cognizant Technology Solutions Corp., Class A*	118,000	8,654,120
Gartner, Inc.*	290,723	11,713,230
Mastercard, Inc., Class A	25,100	7,563,634
Visa, Inc., Class A	169,200	14,256,792

		42,187,776

Semiconductors & Semiconductor Equipment (4.3%)
ARM Holdings plc (ADR)	251,100	7,138,773
Atmel Corp.*	552,500	7,773,675
Netlogic Microsystems, Inc.*	400,463	16,186,714

		31,099,162

Software (11.7%)
Citrix Systems, Inc.*	158,000	12,640,000
Oracle Corp.	527,200	17,350,152
QLIK Technologies, Inc.*	401,300	13,668,278
RealD, Inc.*	192,319	4,498,341
Red Hat, Inc.*	220,485	10,120,262
Salesforce.com, Inc.*	76,200	11,352,276
TIBCO Software, Inc.*	516,400	14,985,928

		84,615,237

Total Information Technology		243,275,180

Materials (3.7%)
Chemicals (1.9%)
Airgas, Inc.	199,300	13,958,972

	Number of Shares	Value (Note 1)

Containers & Packaging (1.8%)
Crown Holdings, Inc.*	326,300	$12,666,966

Total Materials		26,625,938

Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A*	234,398	12,266,047

Total Telecommunication Services		12,266,047

Total Common Stocks (97.9%) (Cost $603,129,590)		707,175,440

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.3%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $16,411,905)	$16,411,905	16,411,905

Total Investments (100.2%) (Cost $619,541,495)		723,587,345
Other Assets Less Liabilities (-0.2%)		(1,569,663)

Net Assets (100%)		$722,017,682

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$116,823,468	$—	$—	$116,823,468
Energy	89,100,457	—	—	89,100,457
Financials	17,286,551	—	—	17,286,551
Health Care	83,883,318	—	—	83,883,318
Industrials	117,914,481	—	—	117,914,481
Information Technology	243,275,180	—	—	243,275,180
Materials	26,625,938	—	—	26,625,938
Telecommunication Services	12,266,047	—	—	12,266,047
Short-Term Investments	—	16,411,905	—	16,411,905

Total Assets	$707,175,440	$16,411,905	$—	$723,587,345

Total Liabilities	$—	$—	$—	$—

Total	$707,175,440	$16,411,905	$—	$723,587,345

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$536,991,243
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$416,519,464

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,434,299
Aggregate gross unrealized depreciation	(8,758,412)

Net unrealized appreciation	$103,675,887

Federal income tax cost of investments	$619,911,458

For the six months ended June 30, 2011, the Portfolio incurred approximately $3,953 as brokerage commissions with Sanford C. Bernstein & Co., Inc. an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $619,541,495)	$723,587,345
Receivable for securities sold	2,321,433
Receivable from Separate Accounts for Trust shares sold	890,913
Dividends, interest and other receivables	179,947
Other assets	4,894

Total assets	726,984,532

LIABILITIES
Payable for securities purchased	3,638,413
Payable to Separate Accounts for Trust shares redeemed	722,838
Investment management fees payable	366,442
Distribution fees payable - Class IB	139,206
Administrative fees payable	59,855
Trustees’ fees payable	254
Accrued expenses	39,842

Total liabilities	4,966,850

NET ASSETS	$722,017,682

Net assets were comprised of:
Paid in capital	578,331,140
Accumulated undistributed net investment income (loss)	(1,904,060)
Accumulated undistributed net realized gain (loss) on investments	41,544,752
Unrealized appreciation (depreciation) on investments	104,045,850

Net assets	$722,017,682

Class IA
Net asset value, offering and redemption price per share, $8,841,259 / 798,047 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

Class IB
Net asset value, offering and redemption price per share, $713,176,423 / 65,421,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $59,022 foreign withholding tax)	$1,372,852

EXPENSES
Investment management fees	2,132,369
Distribution fees - Class IB	809,705
Administrative fees	348,718
Printing and mailing expenses	25,744
Custodian fees	18,925
Professional fees	13,551
Trustees’ fees	7,076
Miscellaneous	4,591

Gross expenses	3,360,679
Less: Fees paid indirectly	(83,573)

Net expenses	3,277,106

NET INVESTMENT INCOME (LOSS)	(1,904,254)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	30,024,679
Net change in unrealized appreciation (depreciation) on securities	6,888,626

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,913,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,009,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,904,254)	$(1,046,420)
Net realized gain (loss) on investments	30,024,679	35,998,228
Net change in unrealized appreciation (depreciation) on investments	6,888,626	43,208,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,009,051	78,160,589

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(494)
Class IB	—	(57,462)

	—	(57,956)

Distributions from net realized capital gains
Class IA	—	(172,398)
Class IB	—	(14,332,645)

	—	(14,505,043)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(14,562,999)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 458,971 and 1,142,522 shares, respectively ]	5,029,562	10,945,927
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,746 shares, respectively ]	—	172,892
Capital shares repurchased [ (408,349) and (661,936) shares, respectively ]	(4,577,201)	(6,267,296)

Total Class IA transactions	452,361	4,851,523

Class IB
Capital shares sold [ 15,700,728 and 20,285,795 shares, respectively ]	169,690,344	186,530,683
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,414,907 shares, respectively ]	—	14,390,107
Capital shares repurchased [ (4,591,912) and (9,828,861) shares, respectively ]	(49,026,693)	(87,704,929)

Total Class IB transactions	120,663,651	113,215,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	121,116,012	118,067,384

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,125,063	181,664,974
NET ASSETS:
Beginning of period	565,892,619	384,227,645

End of period (a)	$722,017,682	$565,892,619

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,904,060)	$194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IA			2010		2009	2008	2007	2006
Net asset value, beginning of period	$10.43		$9.11		$6.50	$9.19	$8.68	$9.08

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	—	#(e)	0.04 (e)	0.06 (e)	0.02 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments	0.67		1.60		2.60	(2.56)	0.98	0.54

Total from investment operations	0.65		1.60		2.64	(2.50)	1.00	0.55

Less distributions:
Dividends from net investment income	—		—	#	(0.03)	(0.05)	—	—
Distributions from net realized gains	—		(0.28)		—	(0.13)	(0.49)	(0.95)
Return of capital	—		—		—	(0.01)	—	—

Total dividends and distributions	—		(0.28)		(0.03)	(0.19)	(0.49)	(0.95)

Net asset value, end of period	$11.08		$10.43		$9.11	$6.50	$9.19	$8.68

Total return (b)	6.23%		17.56%		40.69%	(27.43)%	11.65%	6.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,841		$7,796		$2,278	$383	$523	$164
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.75%		0.71%		0.83%	0.88%	0.87%	0.77%
Before fees paid indirectly (a)	0.78%		0.78%		0.85%	0.90%	0.90%	0.83%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.34)%		—	%‡‡	0.45%	0.75%	0.18%	0.16%
Before fees paid indirectly (a)	(0.36)%		(0.07)%		0.43%	0.73%	0.15%	0.10%
Portfolio turnover rate	63%		164%		15%	49%	38%	126%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class IB			2010		2009	2008		2007		2006
Net asset value, beginning of period	$10.28		$9.00		$6.42	$9.08		$8.61		$9.03

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.02	)(e)	0.02 (e)	0.04	(e)	(0.01	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments	0.65		1.58		2.57	(2.53)		0.97		0.54

Total from investment operations	0.62		1.56		2.59	(2.49)		0.96		0.53

Less distributions:
Dividends from net investment income	—		—	#	(0.01)	(0.03)		—		—
Distributions from net realized gains	—		(0.28)		—	(0.13)		(0.49)		(0.95)
Return of capital	—		—		—	(0.01)		—		—

Total dividends and distributions	—		(0.28)		(0.01)	(0.17)		(0.49)		(0.95)

Net asset value, end of period	$10.90		$10.28		$9.00	$6.42		$9.08		$8.61

Total return (b)	6.03%		17.33%		40.37%	(27.63)%		11.28%		5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$713,176		$558,097		$381,950	$166,592		$229,726		$184,008
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.00%		0.96	%(c)	1.09%	1.13	%(c)	1.12%		1.02%
Before fees paid indirectly (a)	1.03%		1.03%		1.10%	1.15%		1.15%		1.08%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.58)%		(0.24)%		0.22%	0.53%		(0.06)%		(0.09)%
Before fees paid indirectly (a)	(0.61)%		(0.32)%		0.20%	0.50%		(0.09)%		(0.15)%
Portfolio turnover rate	63%		164%		15%	49%		38%		126%

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with fifty-four diversified portfolios and eight non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio and the ATM Small Cap Portfolio (each a “Tactical Portfolio”, together, the “Tactical Portfolios”). At June 30, 2011 the ATM Government Bond Portfolio was not operational.

On February 18, 2011, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), an indirect wholly-owned subsidiary of AXA, contributed $10,000,000 into Class IB in seed capital into EQ/AllianceBernstein Dynamic Wealth Strategy Portfolio.

On October 25, 2010, FMG LLC contributed $10,000 in seed capital into Class IA of the ATM Core Bond Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

The All Asset Allocation Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by FMG LLC and other unaffiliated investment companies.

The EQ/Franklin Templeton Allocation Portfolio and AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, and AXA Growth Strategy Portfolio (each an “AXA Strategy Portfolio”; together, the “AXA Strategy Portfolios”) are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC.

The EQ/International ETF Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other unaffiliated investment companies.

The EQ/International Core PLUS Portfolio, EQ/International Value Plus, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Global Bond PLUS Portfolio, and EQ/Equity Growth PLUS Portfolio (each a “PLUS Portfolio”; together, the “PLUS Portfolios”), and the EQ/Franklin Core Balanced Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Templeton Global Equity Portfolio, EQ/Global Multi-Sector Equity Portfolio, and the Tactical Portfolios employ multiple Advisers (each a “Multiadviser Portfolio”; together the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the

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security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2011, the Trust had Class IB shares outstanding for each Portfolio except for the ATM Core Bond Portfolio, ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio and ATM Small Cap Portfolio. In addition, as of and during the six months ended June 30, 2011, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC that currently sell its shares to accounts and plans. The AXA Equitable 401(k) Plan is the primary shareholder of Class IA for EQ/Equity Growth PLUS Portfolio.

The investment objectives of each Portfolio are as follows:

All Asset Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

EQ/Franklin Templeton Allocation Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

AXA Tactical Manager 500 Portfolio (formerly AXA Tactical Manager 500 Portfolio-I, name change effective May 1, 2011.) (advised by FMG LLC, BlackRock Investment Management, LLC (“BlackRock”) and AllianceBernstein L.P. (“AllianceBernstein”), an affiliate of FMG LLC) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”).

AXA Tactical Manager 400 Portfolio (formerly AXA Tactical Manager 400 Portfolio-I, name change effective May 1, 2011.) (advised by FMG LLC, BlackRock and AllianceBernstein) — The

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Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor’s Mid Cap 400 Index (“S&P 400 Index”).

AXA Tactical Manager 2000 Portfolio (formerly AXA Tactical Manager 2000 Portfolio-I, name change effective May 1, 2011.) (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000® Index.

AXA Tactical Manager International Portfolio ((formerly AXA Tactical Manager International Portfolio-I, name change effective May 1, 2011.) (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.

ATM Core Bond Portfolio (advised by FMG LLC and AllianceBernstein) —The Portfolio seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government/Credit.

ATM Government Bond Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including debt securities included in the Barclays Capital Intermediate U.S. Government Bond Index.

ATM International Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.

ATM Large Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the S&P 500 Index.

ATM Mid Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the S&P 400 Index.

ATM Small Cap Portfolio (advised by FMG LLC, BlackRock and AllianceBernstein) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000® Index.

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EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (advised by AllianceBernstein) — The Portfolio seeks to achieve total return from long-term growth of capital and income.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AXA Franklin Small Cap Value Core Portfolio (advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock) — Seeks to achieve capital appreciation and, secondarily, income.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Investment Management, Inc. and Bridgeway Capital Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian Trust Company) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (advised by SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government/Credit Index.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Equity Growth PLUS Portfolio (advised by FMG LLC, BlackRock Capital Management, Inc. and BlackRock) — Seeks to achieve long-term growth of capital.

EQ/Franklin Core Balanced Portfolio (advised by BlackRock and Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (advised by FMG LLC, Wells Capital Management, Inc., First International Advisors, LLC and BlackRock) — Seeks to achieve capital growth and current income.

EQ/Global Multi-Sector Equity Portfolio (advised by BlackRock and Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks to achieve long-term capital appreciation.

EQ/Intermediate Government Bond Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government Bond Index.

EQ/International Core PLUS Portfolio (advised by FMG LLC, Wentworth Hauser and Violich, Inc., Hirayama Investments, LLC and BlackRock) — Seeks to achieve long-term growth of capital.

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EQ/International Equity Index Portfolio (formerly EQ/AllianceBernstein International Portfolio, name change effective May 1, 2011) (advised by AllianceBernstein) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EURO STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value PLUS Portfolio (formerly EQ/BlackRock International Portfolio, name change effective February 22, 2011) (advised by BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital. On February 1, 2011, BlackRock and Northern Cross LLC replaced BlackRock International Limited as sub-advisers to the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core PLUS Portfolio (advised by FMG LLC, Institutional Capital LLC and BlackRock) — Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income (i.e., moderate income).

EQ/Large Cap Growth Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Growth Index.

EQ/Large Cap Growth PLUS Portfolio (advised by FMG LLC, Marsico Capital Management, LLC and BlackRock) — Seeks to provide long-term capital growth.

EQ/Large Cap Value Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value PLUS Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord, Abbett & Co. LLC) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

EQ/MFS International Growth Portfolio (formerly EQ/International Growth Portfolio, name change effective May 1, 2011) (advised by MFS Investment Management) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P MidCap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.

EQ/Mid Cap Value PLUS Portfolio (advised by FMG LLC, Wellington Management Company, LLP, and BlackRock) — Seeks to achieve long-term capital appreciation.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, LLC) — Seeks to achieve capital appreciation.

EQ/Morgan Stanley Mid Cap Growth Portfolio (advised by MSIM) — Seeks to achieve capital growth.

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EQ/Mutual Large Cap Equity Portfolio (advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc.) — Seeks to achieve capital appreciation.

EQ/PIMCO Ultra Short Bond Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (advised by FMG LLC and AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price Associates, Inc.) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/Templeton Global Equity Portfolio (advised by BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth. On March 1, 2011, Templeton Investment Counsel, LLC replaced Templeton Global Advisors Limited as a sub-adviser to the Portfolio.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Invesco Advisers, Inc.) — Seeks to achieve capital growth and income.

EQ/Wells Fargo Omega Growth Portfolio (formerly EQ/Wells Fargo Advantage Omega Growth Portfolio, name change effective May 1, 2011) (advised by Wells Capital Management, Inc.) — Seeks to achieve long-term capital growth.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between

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dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations.

Options that are traded on an exchange are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors, including institutional size, trading in similar groups of securities, option adjusted spread models that include base curve and spread curve inputs and any developments related to specific securities.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the six months ended June 30, 2011, each of the AXA Tactical Manager International Portfolio, ATM International Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Equity Index Portfolio, EQ/International Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Templeton Global Equity Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or gain an economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815. The Statement of Operations for each Portfolio reflect realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

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Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2011 is included in the Portfolio of Investments.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Portfolio’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would

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materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2011 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
AXA Tactical Manager International	$289,676,919	98.4%
ATM International	1,382,848,404	99.8
EQ/Davis New York Venture	38,934,947	9.1
EQ/Franklin Core Balanced	32,009,928	2.9
EQ/GAMCO Mergers and Acquisitions	24,381,880	8.8
EQ/GAMCO Small Company Value	29,360,783	1.3
EQ/Global Multi-Sector Equity	1,180,959,298	51.0
EQ/International Core PLUS	662,565,845	57.0
EQ/International Equity Index	1,983,935,929	99.7
EQ/International Value PLUS	1,176,586,271	95.7
EQ/MFS International Growth	821,068,392	78.7
EQ/Mid Cap Value PLUS	29,065,400	1.5
EQ/Morgan Stanley Mid Cap Growth	109,784,940	10.1
EQ/Mutual Large Cap Equity	90,370,797	12.2
EQ/Oppenheimer Global Portfolio	207,701,652	54.3
EQ/T.Rowe Price Growth Stock	24,638,877	3.1
EQ/Templeton Global Equity	316,273,458	45.7

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

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(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2010 and December 31, 2009, were as follows:

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Allocation	$6,145,048	$4,667,904	$372,764	$2,296,933	$8,835,217	$490,957	$779,742	$453,853
AXA Conservative Strategy	2,436,316	110,353	2,404,471	865,921	572,529	194	9,710	705
AXA Conservative Growth Strategy	4,153,837	265,905	3,176,266	2,020,982	883,984	1,659	—	1,356
AXA Balanced Strategy	7,493,739	668,302	4,938,355	3,803,418	1,452,346	5,013	—	1,604
AXA Moderate Growth Strategy	17,274,722	1,792,294	10,499,614	9,018,789	2,948,900	12,776	—	4,873
AXA Growth Strategy	7,722,305	1,652,411	2,714,337	6,059,861	2,200,164	8,654	—	8,522
EQ/Franklin Templeton Allocation	27,214,343	—	—	—	29,155,022	—	—	—
EQ/International ETF	7,055,190	6,510,655	84,704	1,396,265	36,571,469	—	191,930	—
AXA Tactical Manager 500	13,030,296	11,147,137	8,339,499	12,238,027	344,878	—	1,767,195	2,345,334
AXA Tactical Manager 400	1,190,408	1,205,532	1,564,144	1,614,691	—	—	202,580	258,161
AXA Tactical Manager 2000	5,097,939	5,501,313	4,813,133	6,301,303	19,166	—	495,237	574,549
AXA Tactical Manager International	3,259,702	10,814	1,561,808	1,962,907	502,510	38,222	1,082,137	10,813
ATM Core Bond	4,868,712	—	38,001	—	—	—	—	—
ATM International	11,190,622	—	1,593,086	13,614,208	1,800,764	—	11,160,806	—
ATM Large Cap	155,309,149	123,074,307	58,588,981	94,321,853	15,271,875	—	64,582,497	61,398,933
ATM Mid Cap	48,983,787	56,202,618	17,748,055	43,356,871	2,243,188	—	11,855,620	18,119,185
ATM Small Cap	43,724,729	47,293,596	29,133,359	41,097,555	810,615	—	13,503,475	16,295,882
EQ/AllianceBernstein Dynamic Wealth Strategies	—	—	—	—	—	—	—	—
EQ/AllianceBernstein Small Cap Growth	459,717	—	—	—	1,134,130	—	—	—
EQ/AXA Franklin Small Cap Value Core	1,363,749	—	70,393	—	3,507,163	—	87,985	—
EQ/BlackRock Basic Value Equity	25,098,768	—	217,065	—	40,896,455	—	—	—
EQ/Boston Advisors Equity Income	16,838,129	—	5,146	—	18,821,030	—	730,413	—
EQ/Calvert Socially Responsible	35,975	—	—	—	161,981	—	35,180	—
EQ/Capital Guardian Research	8,626,663	—	277,393	—	12,119,461	—	108,209	—
EQ/Common Stock Index	70,230,043	—	980,840	—	84,112,469	—	170,197	—
EQ/Core Bond Index	172,251,722	—	446,705	—	104,931,740	—	1,806,449	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Davis New York Venture	$3,327,927	$—	$40,269	$—	$5,709,092	$—	$488,467	$—
EQ/Equity 500 Index	42,542,963	—	688,444	—	49,670,956	6,736,224	42,239	—
EQ/Equity Growth PLUS	5,330,824	—	379,118	—	14,775,858	—	1,028,956	—
EQ/Franklin Core Balanced	34,287,105	—	317,985	—	58,733,926	—	468,605	—
EQ/GAMCO Mergers and Acquisitions	4,961,605	784,875	818,595	—	820,699	—	—	—
EQ/GAMCO Small Company Value	7,176,970	—	—	—	5,578,536	—	—	—
EQ/Global Bond PLUS	40,060,532	—	956,824	—	12,191,418	—	—	—
EQ/Global Multi-Sector Equity	28,787,639	—	5,937,792	—	27,031,467	—	630,077	—
EQ/Intermediate Government Bond Index	25,117,067	—	930,143	—	21,802,343	—	—	—
EQ/International Core PLUS	25,079,646	—	5,206,806	—	35,829,925	—	709,956	—
EQ/International Equity Index	46,736,049	—	856,323	—	47,659,488	—	1,555,693	—
EQ/International Value PLUS	12,093,466	—	123,983	—	28,873,094	—	1,709,381	—
EQ/JPMorgan Value Opportunities	5,008,216	—	91,338	—	4,680,678	—	91,246	—
EQ/Large Cap Core PLUS	7,158,067	45,640,924	69,538	10,118,943	24,416,756	—	684,723	—
EQ/Large Cap Growth Index	12,309,344	—	552,574	—	22,575,273	—	1,275,634	—
EQ/Large Cap Growth PLUS	8,984,875	—	277,569	—	20,349,706	—	362,570	—
EQ/Large Cap Value Index	2,021,471	—	329,910	—	9,644,948	—	—	—
EQ/Large Cap Value PLUS	44,723,748	—	—	—	81,932,243	—	—	—
EQ/Lord Abbett Large Cap Core	948,466	—	54,369	—	1,067,538	—	136,922	—
EQ/MFS International Growth	8,836,475	—	301,048	5,656,645	8,295,584	—	301,897	—
EQ/Mid Cap Index	8,830,214	—	164,570	—	11,188,684	—	197,144	—
EQ/Mid Cap Value PLUS	19,555,978	—	262,138	—	18,513,522	—	1,133,614	—
EQ/Money Market	554,707	—	143,334	—	2,600,701	—	—	—
EQ/Montag & Caldwell Growth	2,067,926	—	11,029	—	1,288,527	—	12,452	—
EQ/Morgan Stanley Mid Cap Growth	1,105,919	655,937	2,499,838	77,694	—	—	—	—
EQ/Mutual Large Cap Equity	14,543,537	—	1,510,389	—	2,370,954	—	1,668,849	—
EQ/Oppenheimer Global	1,462,665	—	339,786	—	939,385	—	169,354	—
EQ/PIMCO Ultra Short Bond	12,868,066	—	545,637	—	35,084,594	700,516	229,618	—
EQ/Quality Bond PLUS	96,640,098	—	—	—	104,111,881	—	—	—
EQ/Small Company Index^	8,092,015	—	—	—	8,752,980	—	—	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/T.Rowe Price Growth Stock	$16,775	$—	$—	$—	$15,251	$—	$16,587	$—
EQ/Templeton Global Equity	11,331,534	—	1,052,814	—	10,468,751	—	160,681	—
EQ/UBS Growth and Income	1,015,069	—	830	—	1,007,734	—	—	—
EQ/Van Kampen Comstock	3,148,539	—	29,949	—	3,069,498	—	193,059	—
EQ/Wells Fargo Omega Growth	53,444	14,509,555	8,922,564	2,967,472	481,534	—	53,444	—

^	Additionally, the following Portfolio had a Return of Capital during the year ended December 31, 2009:

Portfolio:	Return of Capital
EQ/Small Company Index	$804,527

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2011, certain Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount:
EQ/AllianceBernstein Small Cap Growth	$15,253
EQ/BlackRock Basic Value Equity	219,065
EQ/Capital Guardian Research	11,364
EQ/Davis New York Venture	5,039
EQ/Franklin Core Balanced	415
EQ/GAMCO Mergers and Acquisitions	10,969
EQ/GAMCO Small Company Value	76,309
EQ/International Core PLUS	10,346
EQ/Large Cap Core PLUS	15,256
EQ/Large Cap Growth PLUS	859
EQ/Large Cap Value Index	2,283
EQ/Large Cap Value PLUS	71,975
EQ/Lord Abbett Large Cap Core	8,016
EQ/Mid Cap Index	1,225
EQ/Mid Cap Value PLUS	1,985
EQ/Montag & Caldwell Growth	56,974
EQ/Morgan Stanley Mid Cap Growth	41,600
EQ/Templeton Global Equity	745
EQ/UBS Growth and Income	25,000
EQ/Van Kampen Comstock	12,066
EQ/Wells Fargo Omega Growth	83,573

Securities Lending:

For all Portfolios (excluding Allocation Portfolios), the Board of Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent. By lending investment securities, a Portfolio attempts to increase its net investment

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment return. The net amount earned by lending investment securities is included in the Statements of Operations as securities lending income. None of the Portfolios had any loans outstanding at June 30, 2011.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade.

Each of the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM Core Bond Portfolio, ATM International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Common Stock Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Equity Index Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Index Portfolio, EQ/ Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Templeton Global Equity Portfolio used futures contracts during the six months ended June 30, 2011. Each Portfolio used futures to allow each Portfolio to increase, decrease or change the level of equity exposure during periods when market volatility increased above specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the following Portfolios had entered into exchange-traded long futures contracts as set forth below in the following table. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $154,300,771. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Futures Collateral
Six Months Ended June 30, 2011
Portfolios:	Market Value of Collateral
ATM Large Cap	$34,107,172
ATM Small Cap	404,680
EQ/AllianceBernstein Small Cap Growth	1,077,821
EQ/Common Stock Index	24,902,280
EQ/Equity 500 Index	14,404,260
EQ/Large Cap Growth Index	15,704,000
EQ/Large Cap Value Index	278,997
EQ/Large Cap Value PLUS	58,704,628
EQ/Mid Cap Index	2,054,990
EQ/Small Company Index	2,083,308

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time. The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International (Europe) (“LBI”), was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The EQ/Core Bond Index Portfolio had select to be announced (“TBA”) transactions outstanding with Lehman Brothers as counterparty at the time the entity filed for protection. The remaining balances due from, or to Lehman Brothers are included on the Statement of Assets and Liabilities.

The EQ/PIMCO Ultra Short Portfolio had select forward currency transactions outstanding with LBSF as counterparty at the time the entity filed for protection. The remaining balances due from, or to Lehman Brothers are included on the Statement of Assets and Liabilities of the Portfolio.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Management Agreements state that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. With respect to the Management Agreements for the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. For the six months ended June 30, 2011, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Allocation	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
EQ/Franklin Templeton Allocation	0.050% of average daily net assets
EQ/International ETF	0.400% of average daily net assets
EQ/Common Stock Index	0.350% of average daily net assets
EQ/Core Bond Index	0.350% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/Intermediate Government Bond Index	0.350% of average daily net assets
EQ/International Equity Index	0.400% of average daily net assets
EQ/Large Cap Growth Index	0.350% of average daily net assets
EQ/Large Cap Value Index	0.350% of average daily net assets
EQ/Mid Cap Index	0.350% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%
EQ/T. Rowe Price Growth Stock	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein Dynamic Wealth Strategies	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Franklin Small Cap Value Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Franklin Core Balanced	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/MFS International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Morgan Stanley Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Mutual Large Cap Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Templeton Global Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Wells Fargo Advantage Omega Growth	0.650%	0.600%	0.575%	0.550%	0.525%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Equity Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/International Core PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/International Value PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Mid Cap Value PLUS	0.550%	0.500%	0.475%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
AXA Tactical Manager 500	0.450%	0.430%	0.410%
AXA Tactical Manager 400	0.450%	0.430%	0.410%
AXA Tactical Manager 2000	0.450%	0.430%	0.410%
AXA Tactical Manager International	0.450%	0.430%	0.410%
ATM Core Bond	0.450%	0.430%	0.410%
ATM Government Bond	0.450%	0.430%	0.410%
ATM International	0.450%	0.430%	0.410%
ATM Large Cap	0.450%	0.430%	0.410%
ATM Mid Cap	0.450%	0.430%	0.410%
ATM Small Cap	0.450%	0.430%	0.410%
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%

Prior to February 1, 2011, the Management fee for the following Portfolio was as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/International Value PLUS	0.850%	0.800%	0.775%	0.750%	0.725%

On behalf of the Trust, with the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio (excluding the Tactical Portfolios and ATM Core Bond Portfolio) pays an annual fixed charge of $32,500 for each Multiadviser Portfolio and for each portion of the Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus:

Total Average Daily Net Asset Charge of the Multiadviser Portfolios (excluding the Tactical Portfolios and ATM Core Bond Portfolio)

0.150% on the first $20.0 billion

0.125% on the next $5.0 billion

0.100% in excess of $25.0 billion

The ATM Core Bond Portfolio, EQ/AllianceBerstein Dynamic Wealth Strategies Portfolio, and the Tactical Portfolios each pay an annual fixed charge of $32,500 for each Portfolio and for each allocated portion of the Portfolio for which separate administrative services are provided, plus:

Total Average Daily Net Asset Charge of ATM Core Bond Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio and the Tactical Portfolios

0.15% on the first $20 billion

0.125% on the next $5 billion

0.10% in excess of $25 billion

The All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios each pay an annual fixed charge of $32,500, plus 0.15% of the total average daily net assets for each Portfolio.

For all other Portfolios:

All other Portfolios each pay an annual fixed charge of $30,000, plus:

Total Trust Average Daily Net Asset Charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% in excess of $30 billion

*	With the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, ATM Core Bond, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

At June 30, 2011, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk arising should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to Class IB shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares for which it provides service.

Note 6	Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2012 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class IA Shares (Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Class IB Distribution Plan) are limited to:

0.10% of average daily net assets of the

All Asset Allocation Portfolio

0.15% of average daily net assets of the

EQ/Franklin Templeton Allocation Portfolio

0.55% of average daily net assets of the

EQ/International ETF Portfolio

0.65% of average daily net assets of the

ATM Core Bond Portfolio

ATM Government Bond Portfolio

0.70% of average daily net assets of the

ATM International Portfolio

ATM Large Cap Portfolio

ATM Mid Cap Portfolio

ATM Small Cap Portfolio

AXA Tactical Manager 400 Portfolio

AXA Tactical Manager 500 Portfolio

AXA Tactical Manager 2000 Portfolio

AXA Tactical Manager International Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

EQ/Equity Growth PLUS Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Boston Advisors Equity Income Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/UBS Growth and Income Portfolio

0.85% of average daily net assets of the

EQ/International Core PLUS Portfolio

EQ/International Value PLUS Portfolio

EQ/Morgan Stanley Mid Cap Growth Portfolio

0.90% of average daily net assets of the

EQ/Calvert Socially Responsible Portfolio

EQ/Wells Fargo Advantage Omega Growth Portfolio

0.95% of average daily net assets of the

EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio

EQ/Montag & Caldwell Growth Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

1.05% of average daily net assets of the

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Mutual Large Cap Equity Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ/Templeton Global Equity Portfolio

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) for each of the following Portfolios (that includes the Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Strategy Portfolio	0.70%
AXA Conservative Growth Strategy Portfolio	0.75%
AXA Balanced Strategy Portfolio	0.80%
AXA Moderate Growth Strategy Portfolio	0.85%
AXA Growth Strategy Portfolio	0.85%
EQ/Quality Bond PLUS Portfolio	0.60%

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2011, the Manager received a total of $1,227,898 in

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

reimbursement for all of the Portfolios within the Trust. At June 30, 2011, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible For Reimbursement
Portfolios:	2011	2012	2013	2014
All Asset Allocation	$367,741	$764,929	$690,894	$303,444	$2,127,008
AXA Conservative Strategy	—	102,478	196,774	159,077	458,329
AXA Conservative Growth Strategy	—	105,685	245,317	201,608	552,610
AXA Balanced Strategy	—	109,332	268,386	225,480	603,198
AXA Moderate Growth Strategy	—	112,827	270,490	183,877	567,194
AXA Growth Strategy	—	124,080	289,958	155,442	569,480
EQ/Franklin Templeton Allocation	1,368,329	1,559,251	986,866	512,712	4,427,158
EQ/International ETF	75,775	996,480	36,642	—	1,108,897
AXA Tactical Manager 400	—	93,385	86,146	6,359	185,890
AXA Tactical Manager 2000	—	—	79,450	—	79,450
AXA Tactical Manager International	—	104,663	92,922	—	197,585
EQ/Alliance Bernstein Dynamic Wealth Strategies	—	—	—	38,213	38,213
EQ/Boston Advisors Equity Income	268,638	650,669	555,128	280,361	1,754,796
EQ/Calvert Socially Responsible	33,792	12,819	—	—	46,611
EQ/Capital Guardian Research	460,414	741,349	558,047	261,769	2,021,579
EQ/Equity Growth PLUS	1,315,415	714,365	—	—	2,029,780
EQ/JPMorgan Value Opportunities	86,583	44,857	—	—	131,440
EQ/Large Cap Core PLUS	234,039	—	—	—	234,039
EQ/Lord Abbett Large Cap Core	69,582	130,954	103,152	53,272	356,960
EQ/Morgan Stanley Mid Cap Growth	126,438	68,602	—	—	195,040
EQ/Oppenheimer Global	195,556	66,816	11,495	—	273,867
EQ/Quality Bond PLUS	—	—	680,788	1,851,803	2,532,591
EQ/T.Rowe Price Growth Stock	128,592	70,834	—	—	199,426
EQ/UBS Growth and Income	110,477	174,725	146,507	81,042	512,751
EQ/Van Kampen Comstock	91,063	138,304	132,577	44,818	406,762

During the six months ended June 30, 2011, the Manager voluntarily waived $2,020,601 and $992,700, respectively, of Investment Management fees for the EQ/Money Market Portfolio and the EQ/Quality Bond PLUS Portfolio. These amounts are not eligible for recoupment.

During the six months ended June 30, 2011, the Distributor voluntarily waived $1,126,857 of Distribution fees for the EQ/Money Market Portfolio Class IB shares. This amount is not eligible for recoupment.

During the six months ended June 30, 2011, BlackRock reimbursed certain Portfolios $2,086,838 of Investment Management fees from the BlackRock TempFund, which is an underlying investment in these Portfolios. This reimbursement is not eligible for recoupment.

Portfolios:	Reimbursement Amount
AXA Tactical Manager 500	$123,357
AXA Tactical Manager 400	12,021
AXA Tactical Manager 2000	41,153
AXA Tactical Manager International	4,679
ATM International	1,669
ATM Large Cap	713,170
ATM Mid Cap	119,933
ATM Small Cap	205,668

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Portfolios:	Reimbursement Amount
EQ/AXA Franklin Small Cap Value Core	$30,623
EQ/Equity Growth PLUS	80,905
EQ/Franklin Core Balanced	22,035
EQ/Global Multi-Sector Equity	69,600
EQ/International Core PLUS	1,903
EQ/International Value PLUS	422,035
EQ/Large Cap Core PLUS	34,724
EQ/Large Cap Growth PLUS	91,719
EQ/Mid Cap Value PLUS	43,975
EQ/Mutual Large Cap Equity	45,294
EQ/Templeton Global Equity	22,375

The All Asset Allocation Portfolio invests in shares of other mutual funds (the “Underlying Portfolios”) managed by FMG LLC and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the All Asset Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the All Asset Allocation Portfolio is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the All Asset Allocation Portfolio’s investments in Underlying Portfolios and Underlying ETFs is:

Portfolio:	Range of Expenses
All Asset Allocation	0.55% to 0.80%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the All Asset Allocation Portfolio, including the All Asset Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
All Asset Allocation	0.65% to 0.90%	0.90% to 1.15%

Absent the Expense Limitation Agreement of the All Asset Allocation Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the All Asset Allocation Portfolio would range from:

Portfolio:	Class IA	Class IB
All Asset Allocation	1.03% to 1.28%	1.28% to 1.53%

The AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio invest in shares of Underlying Portfolios. Therefore, each of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio are indirectly reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each of the AXA Strategy Portfolios’ and the EQ/Quality Bond PLUS Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Strategy	0.45% to 0.70%
AXA Conservative Growth Strategy	0.45% to 0.70%
AXA Balanced Strategy	0.45% to 0.70%
AXA Moderate Growth Strategy	0.50% to 0.75%
AXA Growth Strategy	0.50% to 0.75%
EQ/Quality Bond PLUS	0.30% to 0.55%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Thus, the net expense ratio of the Class IA and Class IB shares of each of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio, including the AXA Strategy Portfolios’ and the EQ/Quality Bond PLUS Portfolio’s direct and indirect expenses, would be:

Portfolios:	Class IA	Class IB
AXA Conservative Strategy*	N/A	0.95%
AXA Conservative Growth Strategy*	N/A	1.00%
AXA Balanced Strategy*	0.80%	1.05%
AXA Moderate Growth Strategy*	N/A	1.10%
AXA Growth Strategy*	0.85%	1.10%
EQ/Quality Bond PLUS*	0.60%	0.85%

*	Expenses limited to an expense cap which is inclusive of the Underlying Portfolios’ fees and expenses.

Absent the Expense Limitation Agreement of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio, the total expense ratio of the Class IA and Class IB shares of the AXA Strategy Portfolios and the EQ/Quality Bond PLUS Portfolio would range from:

Portfolios:	Class IA	Class IB
AXA Conservative Strategy	N/A	1.01% to 1.26%
AXA Conservative Growth Strategy	N/A	0.99% to 1.24%
AXA Balanced Strategy	0.73% to 0.98%	0.98% to 1.23%
AXA Moderate Growth Strategy	N/A	1.02% to 1.27%
AXA Growth Strategy	0.78% to 1.03%	1.03% to 1.28%
EQ/Quality Bond PLUS	0.90% to 1.15%	1.15% to 1.40%

The EQ/Franklin Templeton Allocation Portfolio invests exclusively in shares of Underlying Portfolios managed by FMG LLC. Therefore, the EQ/Franklin Templeton Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Franklin Templeton Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/Franklin Templeton Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/AXA Franklin Templeton Allocation	0.75% to 1.00%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Allocation Portfolio, including the EQ/Franklin Templeton Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/AXA Franklin Templeton Allocation	0.90% to 1.15%	1.15% to 1.40%

Absent the Expense Limitation Agreement of the EQ/Franklin Templeton Allocation Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Allocation Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/AXA Franklin Templeton Allocation	0.97% to 1.22%	1.22% to 1.47%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Note 7	Percentage of Ownership by Affiliates

At June 30, 2011, AXA Equitable held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
All Asset Allocation	—	%#
AXA Conservative Strategy	0.05
AXA Conservative Growth Strategy	0.03
AXA Balanced Strategy	0.02
AXA Moderate Growth Strategy	—	#
AXA Growth Strategy	0.02
EQ/Franklin Templeton Allocation	0.01
EQ/International ETF	0.66
AXA Tactical Manager 500	0.02
AXA Tactical Manager 400	0.22
AXA Tactical Manager 2000	0.06
AXA Tactical Manager International	0.05
ATM Core Bond	—	#
EQ/AllianceBernstein Dynamic Wealth Strategies	99.33
EQ/AllianceBernstein Small Cap Growth	—	#
EQ/AXA Franklin Small Cap Value Core	0.03
EQ/BlackRock Basic Value Equity	0.01
EQ/Boston Advisors Equity Income	0.01
EQ/Calvert Socially Responsible	0.35
EQ/Capital Guardian Research	0.02
EQ/Common Stock Index	0.16
EQ/Core Bond Index	—	#
EQ/Davis New York Venture	0.03
EQ/Equity 500 Index	0.01
EQ/Equity Growth PLUS	0.01
EQ/Franklin Core Balanced	0.02
EQ/GAMCO Mergers and Acquisitions	0.04
EQ/GAMCO Small Company Value	0.01
EQ/Global Bond PLUS	0.01
EQ/Global Multi-Sector Equity	0.01
EQ/Intermediate Government Bond Index	0.01
EQ/International Core PLUS	0.01
EQ/International Equity Index	0.01
EQ/International Value PLUS	0.01
EQ/JPMorgan Value Opportunities	0.03
EQ/Large Cap Core PLUS	0.02
EQ/Large Cap Growth Index	0.01
EQ/Large Cap Growth PLUS	0.02
EQ/Large Cap Value Index	0.56
EQ/Large Cap Value PLUS	0.02
EQ/Lord Abbett Large Cap Core	0.06
EQ/MFS International Growth	0.01
EQ/Mid Cap Index	—	#
EQ/Mid Cap Value PLUS	0.03
EQ/Money Market	0.07
EQ/Montag & Caldwell Growth	—	#
EQ/Morgan Stanley Mid Cap Growth	—	#
EQ/Mutual Large Cap Equity	0.04

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Portfolio:	Percentage of Ownership
EQ/Oppenheimer Global	0.05%
EQ/PIMCO Ultra Short Bond	0.01
EQ/Quality Bond PLUS	0.05
EQ/Small Company Index	0.02
EQ/T.Rowe Price Growth Stock	0.02
EQ/Templeton Global Equity	—	#
EQ/UBS Growth and Income	0.02
EQ/Van Kampen Comstock	—	#
EQ/Wells Fargo Omega Growth	0.01

# Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, AXA Strategy Portfolios, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by FMG LLC. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, the EQ/ Franklin Templeton Allocation Portfolio, each AXA Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2011.

	All Asset Allocation	EQ/Franklin Templeton Allocation
EQ/AllianceBernstein Small Cap Growth Portfolio	0.57%	—%
EQ/AXA Franklin Small Cap Value Core Portfolio	0.75	—
EQ/BlackRock Basic Value Equity Portfolio	0.56	—
EQ/Boston Advisors Equity Income Portfolio	0.51	—
EQ/Core Bond Index Portfolio	0.01	—
EQ/Davis New York Venture Portfolio	2.79	—
EQ/Equity Growth PLUS Portfolio	0.20	—
EQ/Franklin Core Balanced Portfolio	—	42.25
EQ/GAMCO Mergers & Acquisitions Portfolio	3.46	—
EQ/GAMCO Small Company Value Portfolio	0.74	—
EQ/Global Bond PLUS Portfolio	0.78	—
EQ/Global Multi-Sector Equity Portfolio	0.50	—
EQ/Intermediate Government Bond Index Portfolio	0.10	—
EQ/International Core PLUS Portfolio	1.19	—
EQ/International Value PLUS Portfolio	1.93	—
EQ/Large Cap Growth Index Portfolio	0.68	—
EQ/Large Cap Growth PLUS Portfolio	0.09	—
EQ/Large Cap Value PLUS Portfolio	0.49	—
EQ/MFS International Growth Portfolio	0.20	—
EQ/Mutual Large Cap Equity Portfolio	—	64.89
EQ/PIMCO Ultra Short Bond Portfolio	0.34	—
EQ/Small Company Index Portfolio	0.07	—
EQ/Templeton Global Equity Portfolio	—	64.70
Multimanager Core Bond Portfolio	0.25	—
Multimanager International Equity Portfolio	0.30	—
Multimanager Large Cap Core Equity Portfolio	0.64	—
Multimanager Large Cap Value Portfolio	0.32	—
Multimanager Mid Cap Growth Portfolio	0.40	—
Multimanager Mid Cap Value Portfolio	0.38	—
Multimanager Small Cap Growth Portfolio	0.61	—
Multimanager Small Cap Value Portfolio	0.12	—

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy
AXA Tactical Manager 500 Portfolio	1.87%	6.35%	15.70%	48.62%	21.37%
AXA Tactical Manager 400 Portfolio	2.16	6.12	12.99	35.05	15.00
AXA Tactical Manager 2000 Portfolio	1.84	6.28	15.68	47.50	20.49
AXA Tactical Manager International Portfolio	1.73	5.66	14.06	43.36	18.86
ATM Core Bond Portfolio	5.38	7.15	11.56	22.62	6.97
EQ/Core Bond Index Portfolio	1.20	1.44	2.32	4.79	1.33
EQ/Intermediate Government Bond Index Portfolio	1.82	2.11	3.56	7.74	1.70

	AXA Conservative Allocation Portfolio	AXA Conservative- Plus Allocation Portfolio	AXA Moderate Allocation Portfolio	AXA Moderate- Plus Allocation Portfolio	AXA Aggressive Allocation Portfolio
EQ/International ETF Portfolio	1.28%	3.73%	26.52%	41.20%	11.93%
ATM International Portfolio	1.71	3.97	31.41	47.02	15.88
ATM Large Cap Portfolio	3.06	4.81	28.66	45.07	18.39
ATM Mid Cap Portfolio	2.27	5.40	27.81	46.62	17.88
ATM Small Cap Portfolio	0.71	3.77	28.79	48.94	17.78
EQ/AllianceBernstein Small Cap Growth Portfolio	0.22	0.88	8.92	17.03	5.48
EQ/AXA Franklin Small Cap Value Core Portfolio	—	2.53	22.16	26.84	10.93
EQ/BlackRock Basic Value Equity Portfolio	0.90	1.35	5.87	9.23	3.60
EQ/Boston Advisors Equity Income Portfolio	1.57	2.84	16.87	24.11	7.08
EQ/Core Bond Index Portfolio	9.28	6.19	26.08	22.39	2.26
EQ/GAMCO Small Company Value Portfolio	0.35	0.79	6.08	6.45	4.03
EQ/Global Bond PLUS Portfolio	10.08	8.02	35.38	—	—
EQ/Global Multi-Sector Equity Portfolio	0.42	1.24	8.41	9.59	3.09
EQ/Intermediate Government Bond Index Portfolio	5.61	4.27	19.51	14.96	1.10
EQ/International Core PLUS Portfolio	0.53	1.11	9.35	12.58	3.26
EQ/International Equity Index Portfolio	0.20	0.43	3.46	7.24	3.47
EQ/International Value PLUS Portfolio	2.43	3.90	21.39	29.56	11.44
EQ/Large Cap Core PLUS Portfolio	1.14	1.94	11.69	20.76	9.79
EQ/Large Cap Growth Index Portfolio	1.51	2.39	15.05	21.74	8.01
EQ/Large Cap Growth PLUS Portfolio	0.52	0.89	6.69	11.33	5.80
EQ/Large Cap Value PLUS Portfolio	0.51	1.51	11.60	19.93	9.25
EQ/MFS International Growth Portfolio	0.24	0.69	5.53	9.86	5.70
EQ/Mid Cap Index Portfolio	—	0.26	0.81	0.80	0.40
EQ/PIMCO Ultra Short Bond Portfolio	7.52	5.71	26.39	17.72	1.54
EQ/Small Company Index Portfolio	—	0.44	2.57	2.01	0.63

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.61%	4.95%	3.39%	2.05%
EQ/Core Bond Index Portfolio	0.22	0.14	0.04	0.01
EQ/Equity 500 Index Portfolio	0.56	1.01	0.76	0.45
EQ/Global Bond PLUS Portfolio	0.46	0.35	0.11	—
EQ/Global Multi-Sector Equity Portfolio	0.49	0.67	0.46	0.24
EQ/PIMCO Ultra Short Bond Portfolio	0.14	0.11	0.04	—
EQ/Small Company Index Portfolio	0.46	0.83	0.60	0.33

Note 8	Substitution, Reorganization and In-Kind Transactions

At a meeting held on December 7-8, 2010, the Board of Trustees ratified the transfer in-kind occurring after the close of business on the date listed below. The Portfolio below paid a redemption in-kind transfer of securities to affiliated portfolios in exchange for Class IA shares of the Portfolio. The tax treatment of the redemption in-kind transfer is different from the book treatment. For tax purposes, the tax basis gain/loss is not recognized, which gives rise to a permanent book to tax difference, which is reclassified to paid-in-capital. The related market value of these securities, which is excluded from the Portfolio’s portfolio turnover and net proceeds of sales and redemptions, and the associated gain (loss) for the transaction was as follows:

Portfolio:	Date	Market Value	Realized Gain/(Loss)	Unrealized Gain/(Loss)
EQ/Quality Bond PLUS	October 8, 2010	$2,161,352,503	$155,375,222	$—

After the close of business on October 25, 2010, EQ/Quality Bond PLUS Portfolio contributed securities in-kind to the ATM Core Bond Portfolio in exchange for Class IA shares of the ATM Core Bond Portfolio. At a meeting held on December 7-8, 2010, the Board of Trustees ratified the transfer in-kind. For accounting purposes, the contribution of securities from EQ/Quality Bond PLUS Portfolio to ATM Core Bond Portfolio in exchange for shares of the ATM Core Bond Portfolio is accounted for as a non-monetary exchange. The transfer of securities was accomplished by a tax-free exchange resulting in the ATM Core Bond Portfolio issuing 66,291,688 Class IA shares for securities with a market value of $659,974,021 and identified cost of $615,992,290 at October 25, 2010. For financial reporting purposes, the securities received by ATM Core Bond Portfolio and the shares of ATM Core Bond Portfolio issued to EQ/Quality Bond PLUS Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Quality Bond PLUS Portfolio was carried forward to ATM Core Bond Portfolio and the shares of ATM Core Bond Portfolio issued to EQ/Quality Bond PLUS Portfolio maintained the cost basis of the contributed securities.

After the close of business May 20, 2011, EQ/Large Cap Growth PLUS Portfolio acquired the net assets of the EQ/Capital Guardian Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on April 20, 2011. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Large Cap Growth PLUS Portfolio issuing 87,000 Class IA shares and 21,272,958 Class IB shares (valued at $1,560,495 and $373,711,126, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Capital Guardian Growth Portfolio. The securities held by EQ/Capital Guardian Growth Portfolio, with a fair value of $375,595,351 and identified cost of $356,588,302 at May 20, 2011, were the principal assets acquired by EQ/Large Cap Growth PLUS Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Large Cap Growth PLUS Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Capital Guardian Growth Portfolio was carried forward to align ongoing reporting of EQ/Large Cap Growth PLUS Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Capital Guardian Growth Portfolio’s net assets at the merger date of

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

$375,271,621, including $19,007,049 of unrealized appreciation, were combined with those of EQ/Large Cap Growth PLUS Portfolio. Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of EQ/Large Cap Growth PLUS Portfolio, pro forma results of operations for the six months ended June 30, 2011 would include net investment income of $4,090,680, and net loss on investments of $311,286,041, resulting in an decrease in net assets from operations of $3,07,195,361. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Capital Guardian Growth Portfolio that have been included in EQ/Large Cap Growth PLUS Portfolio’s statement of operations since the merger date, May, 20, 2011. Prior to the combination, the net assets of the EQ/Large Cap Growth PLUS Portfolio totaled $1,836,868,652. Immediately after the combination, the net assets of the EQ/Large Cap Growth PLUS Portfolio totaled $2,212,140,273.

After the close of business May 20, 2011, EQ/Large Cap Value Index Portfolio acquired the net assets of the EQ/Lord Abbett Growth & Income Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on April 20, 2011. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Large Cap Value Index Portfolio issuing 5,273,823 Class IA shares and 35,875,836 Class IB shares (valued at $29,679,721 and $201,129,450, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Lord Abbett Growth & Income Portfolio. The securities held by EQ/Lord Abbett Growth & Income Portfolio, with a fair value of $230,631,127 and identified cost of $216,571,530 at May 20, 2011, were the principal assets acquired by EQ/Large Cap Value Index Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Large Cap Value Index Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Lord Abbett Growth & Income Portfolio was carried forward to align ongoing reporting of EQ/Large Cap Value Index Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Lord Abbett Growth & Income Portfolio’s net assets at the merger date of $230,809,171, including $14,059,597 of unrealized appreciation, were combined with those of EQ/Large Cap Value Index Portfolio. Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of EQ/Large Cap Value Index Portfolio, pro forma results of operations for the six months ended June 30, 2011 would include net investment income of $1,902,095, and net loss on investments of $27,875,695, resulting in an decrease in net assets from operations of $25,973,600. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Lord Abbett Growth & Income Portfolio that have been included in EQ/Large Cap Value Index Portfolio’s statement of operations since the merger date, May 20, 2011. Prior to the combination, the net assets of the EQ/Large Cap Value Index Portfolio totaled $152,064,677. Immediately after the combination, the net assets of the EQ/Large Cap Value Index Portfolio totaled $382,873,848.

Note 9	Subsequent Events

The Manager evaluated subsequent events from June 30, 2011, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on July 12-13, 2011, the Board of Trustees approved the following changes to the management fee payable by the following Portfolios to the Manager:

Effective August 1, 2011, the Manager is entitled to receive a flat fee of 0.50% of average daily net assets from the EQ/Calvert Socially Responsible Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2011 (Unaudited)

Effective September 1, 2011, the Manager is entitled to receive the following calculated on average daily net assets:

(as a percentage of average daily net assets)
EQ/Calvert Socially Responsible	0.50% of the 1st $4 billion	0.49% thereafter
EQ/Common Stock Index	0.35% of the 1st $4 billion	0.34% thereafter
EQ/Core Bond Index	0.35% of the 1st $4 billion	0.34% thereafter
EQ/Intermediate Government Bond Index	0.35% of the 1st $4 billion	0.34% thereafter
EQ/Large Cap Growth Index	0.35% of the 1st $4 billion	0.34% thereafter
EQ/Large Cap Value Index	0.35% of the 1st $4 billion	0.34% thereafter
EQ/Mid Cap Index	0.35% of the 1st $4 billion	0.34% thereafter
EQ/Equity 500 Index	0.25% of the 1st $4 billion	0.24% thereafter
EQ/Small Company Index	0.25% of the 1st $4 billion	0.24% thereafter
EQ/International Equity Index	0.40% of the 1st $4 billion	0.39% thereafter

ATM International ATM Large Cap ATM Mid Cap ATM Small Cap AXA Tactical Manager 2000 AXA Tactical Manager 400 AXA Tactical Manager 500 AXA Tactical Manager International	0.45% of the 1st $3 billion 0.43% of the next $4 billion 0.41% thereafter to be calculated on a per portfolio basis

At a meeting held on July 12-13, 2011, the Board of Trustees approved the following changes to the administrative fee payable by the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio and the AXA Strategy Portfolios:

Effective September 1, 2011, the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios will each pay an annual rate of $32,500 per portfolio, plus 0.15% of the first $15 billion of each portfolio’s average daily net assets; 0.125% of the next $5 billion of each portfolio’s average daily net assets; and 0.10% on assets thereafter, to be calculated on a per portfolio basis.

At a meeting held on July 12-13, 2011, the Board of Trustees approved the submission of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under 1940 Act, (the “Class IA Plan”) for approval by Class IA shareholders at a meeting to be held in November 2011. Approval by the Class IA shareholders will result in an increase in fees paid by Class IA shares of the Trust by 0.25%.

Note 10	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC. The lawsuit was filed derivatively on behalf of eight funds: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; EQ/Large Cap Value PLUS Portfolio; EQ/Global Multi-Sector Equity Portfolio; EQ/Mid Cap Value PLUS Portfolio; and EQ/GAMCO Small Company Value Portfolio (collectively, the “Portfolios”). The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for alleged excessive fees paid to AXA Equitable and the Manager for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid.

No liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios. The Portfolios are not party to the suit.

APPROVALS OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2011 (UNAUDITED)

At meetings held on February 1, 2011 and March 1-2, 2011, respectively, the Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), unanimously approved an Interim Investment Advisory Agreement and an Investment Advisory Agreement (the “Advisory Agreements”) between AXA Equitable Life Insurance Company (“AXA Equitable”) and Templeton Investment Counsel LLC (the “Adviser”) with respect to the EQ/Templeton Global Equity Portfolio (the “Templeton Portfolio”). In addition, at a meeting held on June 6-8, 2011, the Board, including the Independent Trustees, unanimously approved an amendment to the Investment Management Agreement (the “Management Agreement” and together with the Advisory Agreements, the “Agreements”) between AXA Equitable Funds Management Group (“AXA FMG” and together with AXA Equitable, the “Manager”) and the Trust to add the AXA Ultra Conservative Strategy Portfolio (the “New Portfolio” and together with the Templeton Portfolio, the “Portfolios”).

In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio and Agreement, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Manager, the Adviser and their respective affiliates; (2) with respect to the Templeton Portfolio, performance information for the Portfolio as compared to a peer group and benchmark and, with respect to the New Portfolio, performance information for the Manager’s other fund-of-funds asset allocation portfolios and information regarding the risk/reward profile of the New Portfolio in relation to those other portfolios; (3) the level of the proposed management and subadvisory fees; (4) economies of scale that may be realized by the Portfolio; (5) the costs of the services to be provided and profits to be realized by the Manager and its affiliates from their relationship with the Portfolio; and (6) the “fall out” benefits to be realized by the Manager, the Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information furnished at prior Board meetings, as well as information prepared specifically in connection with the approval process, including memoranda and other materials prepared by the Manager and the Adviser. As applicable, these materials described, among other things, the services to be provided by the Manager and the Adviser as well as the Manager’s and Adviser’s investment personnel, proposed management and advisory fees, performance information and other matters. Information regarding the Manager, the Adviser and each Agreement was provided to the Trustees prior to and at the relevant meeting. During the relevant meeting, the Trustees discussed the information provided and the Independent Trustees also met in executive session during the relevant meeting to review this information. The Independent Trustees were assisted by independent counsel during these meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. In approving the relevant Agreement with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the Portfolio. While attention was given to all information furnished, the following discusses in more detail some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolios by the Manager and the Adviser under the Agreements being considered. In addition to the investment performance information discussed later, the Board considered the responsibilities of the Manager and the Adviser and the Manager’s and Adviser’s experience in serving as an investment adviser for other Portfolios of the Trust and/or for portfolios similar to the Portfolio it would advise. In its consideration of the Management Agreement with respect to the New Portfolio, the Board considered that the Manager would be responsible for the selection of investments for the New Portfolio, oversight of compliance with the Portfolio’s investment objectives and policies, as well as oversight of the Portfolio’s compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the Portfolio. In addition, the Board considered information regarding the Manager’s process for making investment decisions for the New Portfolio as well as the backgrounds of the personnel who would perform those functions with respect to the Portfolio. The Board also took into account the administrative, shareholder servicing and distribution services to be provided to the New Portfolio by the Manager and its affiliates. Based on its review, the Board determined that the nature, quality and extent of the management services to be provided by the Manager were appropriate for the New Portfolio in light of its investment objective and, thus, supported a decision to approve the Management Agreement with respect to the New Portfolio.

With respect to the Adviser, the Board considered that the Templeton Portfolio had been advised by Templeton Global Advisors Limited (“Templeton Limited”) since its inception and that the consideration and approval of the new Advisory Agreement with the Adviser was necessitated by the proposed transfer of the portfolio manager with responsibility for the allocated portion of the Portfolio advised by Templeton Limited from Templeton Limited to the proposed Adviser, an affiliate of Templeton Limited. The Board also considered that the proposed approval of the Adviser for the Templeton Portfolio was intended to ensure that the same portfolio manager would continue to have responsibility for the day-to-day management of the allocated portion of the Portfolio then-advised by Templeton Limited. In addition, the Board considered that the Adviser would be responsible for (i) making investment decisions on behalf of its allocated portion of the Templeton Portfolio, (ii) placing all orders for the purchase and sale of investments for the portion of the Portfolio it advises with brokers or dealers, and (iii) performing related administrative functions. The Board also considered, among other things, information regarding the Adviser’s investment process, the qualifications and background of the portfolio manager of the Adviser who would provide services to the Portfolio, and the Adviser’s best execution trading policies. Based on its review, the Board determined that the nature, quality and extent of the advisory services to be provided by the Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Advisory Agreements.

Performance. With respect to the Templeton Portfolio, the Board received and reviewed performance data for the Portfolio, which was then-advised by Templeton Limited, an affiliate of the Adviser, and the same portfolio manager that would manage the Portfolio for the Adviser, as compared to an appropriate benchmark and peer group. The Board also considered the Adviser’s expertise, resources and proposed methodology for advising the Portfolio, noting that the Adviser would continue to manage the portion of the Portfolio allocated to it in the same manner as Templeton Limited managed the allocated portion. Based on its review, the Board determined that the performance data and related information supported approval of the Advisory Agreements.

With respect to the New Portfolio, the Board noted that the Portfolio would be managed as a fund-of-funds portfolio and that it would expand the asset allocation offerings of the Trust to include the ultra short bond category. The Board received and reviewed performance data for long- and short-term periods for the other asset allocation fund-of-funds portfolios managed by the Manager as well as information showing the risk/reward profile of the New Portfolio in relation to those other portfolios. The Board also considered the Manager’s expertise, resources and proposed methodology for managing the New Portfolio, noting that the portfolio management team that would manage the New Portfolio is the same team that manages the other fund-of-funds portfolios for which the Manager serves as investment manager. In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. Based on its review, the Board determined that the Manager’s performance and other related data supported approval of the Management Agreement with respect to the New Portfolio.

Fees. The Board considered the proposed management fee for the Manager with respect to the New Portfolio and the proposed advisory fee for the Adviser with respect to the Templeton Portfolio in light of the nature, quality and extent of the services to be provided by the Manager or the Adviser, as applicable. In addition, the Board considered that disclosure of all fees and expenses of the Portfolio are explicit to potential shareholders.

With respect to the Management Agreement for the New Portfolio, the Board also considered the proposed management fee schedule and noted that the fee schedule was consistent with the fee schedule for the other fund-of-funds portfolios managed by the Manager. The Board further considered that the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees to limit the New Portfolio’s total expense ratios to certain levels as set forth in its prospectus. The Board also considered information provided by the Manager indicating that the proposed management fee rate is similar to the fee rates charged to other portfolios for comparable products and services. Based on its review, the Board determined that the Manager’s proposed fee rate is fair and reasonable.

With respect to the Advisory Agreements, the Board also considered that the proposed advisory fee was the same fee that was paid to Templeton Limited, and that the Adviser was not proposing any change to such fee. In addition, the Board noted that the Manager, and not the Templeton Portfolio, would pay the advisory fee and that the proposed advisory fee was negotiated between the Adviser and the Manager. The Board also noted that the

Manager generally is aware of the fees charged by the Adviser to other clients and the Manager believes that the fee agreed upon with the Adviser is reasonable in light of the quality of investment advisory services to be rendered. The Board also noted that the proposed advisory fee schedule includes multiple breakpoints. Based on its review, the Board determined that the Adviser’s proposed fee rate is fair and reasonable.

Profitability and Costs. With respect to the New Portfolio, the Board also considered the anticipated level of profits to be realized by the Manager in connection with the operation of the New Portfolio. The Manager represented that, until the New Portfolio’s assets reached scale, it would have a low level of profitability, if any. As a result, the Board did not consider the Manager’s estimated profitability to be excessive.

With respect to the Templeton Portfolio, the Board also considered the estimated impact of the proposed advisory fees on the profitability of the Manager and noted that the advisory fee was the same as that in effect for Templeton Limited, and therefore that the proposed appointment of the Adviser should not change in any material way the Manager’s profitability with respect to the Portfolio. The Board, however, did not consider the costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Portfolio to be material to its evaluation of the Advisory Agreements, noting instead the arm’s-length nature of the relationship between the Manager and the Adviser with respect to the negotiation of the advisory fee rate on behalf of the Portfolio. In this connection, the Manager advised the Board that it did not regard the Adviser’s profitability as meaningful to an evaluation of the Advisory Agreements with the Adviser because the willingness of the Adviser to serve in such capacity depends primarily upon negotiations with the Manager, the Manager generally is aware of the fees charged by the Adviser to other clients, and the Manager believes that the fee agreed upon with the Adviser is reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be rendered. The Board accepted the Manager’s explanation in light of the Board’s findings as to the reasonableness of the proposed advisory fee to be paid with respect to the Templeton Portfolio and the fact that the Adviser’s fee would be paid by the Manager.

Economies of Scale. With respect to the New Portfolio, the Board also considered whether economies of scale would be realized by the Manager as the New Portfolio grows larger and the extent to which this is reflected in the proposed management fee schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that, although the management fee for the New Portfolio does not include breakpoints, the Manager had agreed to assume certain expenses of the New Portfolio by making payments or waiving all or a portion of its management, administration and other fees so that such Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus in light of the fact that the Portfolio was a new portfolio and initially would not have sufficient assets to maintain its expense ratio at a competitive level. In connection with its deliberations regarding the Advisory Agreements, the Board examined whether the proposed advisory fee schedules include breakpoints in the fees as the assets of the Templeton Portfolio grow. The Board noted that the Manager had negotiated multiple breakpoints with the Adviser and that the Adviser’s fee would decrease as the assets of the Portfolio allocated to it increase. Based on the foregoing, the Board concluded that there was a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from the operations of the New Portfolio, including the following. The Board noted that the Manager also serves as the administrator for the New Portfolio, receiving compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, which is affiliated with the Manager, serves as the underwriter for the Trust and would receive payments pursuant to a Rule 12b-1 plan from the New Portfolio with respect to its Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board recognized that the New Portfolio would invest in other portfolios managed by the Manager and advised by investment sub-advisers that may be affiliated with the Manager and that these underlying portfolios pay management and administration fees to the Manager, who may in certain cases pay advisory fees to an affiliated investment sub-adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that insurance companies that are affiliated with the Manager and that serve as the depositor of insurance company separate accounts that would invest in the New Portfolio may receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the New Portfolio will be offered as an investment option through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the Portfolio may impact, positively or negatively, the ability of those companies to reduce the risks associated with guarantees that those companies provide as the issuers of such contracts. Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager from providing services to the New Portfolio was not excessive in view of the nature, quality and extent of services provided. Based on its review, the Board determined that any “fall-out” benefits which may accrue to the Manager are fair and reasonable.

The Board also considered the extent to which the Adviser and its affiliates might derive ancillary benefits from the operations of the Templeton Portfolio. For example, the Adviser, through its position as an Adviser to the Templeton Portfolio, may engage in soft dollar transactions. The Board considered information previously provided regarding the Adviser’s procedures for executing portfolio transactions for the Portfolio and the Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board noted that the Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of the Adviser may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolio. Based on its review, the Board determined that any “fall-out” benefits which may accrue to the Adviser are fair and reasonable.

Additional Approvals

In addition, at the meeting of the Trust’s Board of Trustees held on March 1-2, 2011, the Board, including the Independent Trustees, unanimously approved the transfer of all of the Investment Management Agreements between the Trust and AXA Equitable from AXA Equitable to AXA FMG in connection with an internal reorganization of AXA Equitable’s investment advisory operations into AXA FMG, a newly-created, wholly-owned subsidiary of AXA Equitable. The Board, including the Independent Trustees, also unanimously approved the transfer of the corresponding Investment Advisory Agreements between AXA Equitable and each investment sub-adviser to the portfolios of the Trust from AXA Equitable to AXA FMG to convert those agreements into agreements between AXA FMG and the applicable investment sub-adviser. The reorganization did not result in any actual change in the management of any portfolio of the Trust or in the control of any investment adviser to any portfolio of the Trust, and therefore did not constitute an “assignment” of the Investment Management Agreements or Investment Advisory Agreements under the 1940 Act. The restructuring did not result in any change in the nature, quality or extent of services provided to the portfolios or in the investment operations, investment sub-advisers, portfolio managers, or other investment management personnel providing services to the portfolios. In addition, there was no change in the terms or conditions of any of the Investment Management Agreements or Investment Advisory Agreements or in the fees payable thereunder. The only changes made to such agreements were those necessary to convert the agreements into agreements with AXA FMG. The transfers described in this paragraph were effective on May 1, 2011.

PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on April 20, 2011, the shareholders of the EQ/Capital Guardian Growth Portfolio approved the Plan of Reorganization and Termination pursuant to which, the Portfolio was merged into the EQ/Large Cap Growth PLUS Portfolio at the close of business on May 20, 2011. The results of the shareholder vote are as follows:

For	Against	Authority Withheld
24,739,034.318	763,232.670	2,475,470.185

At a Special Meeting of Shareholders held on April 20, 2011, the shareholders of the EQ/Lord Abbett Growth and Income Portfolio approved the Plan of Reorganization and Termination pursuant to which, the Portfolio was merged into the EQ/Large Cap Value Index Portfolio at the close of business on May 20, 2011. The results of the shareholder vote are as follows:

For	Against	Authority Withheld
19,172,226.847	676,709.728	1,599,866.199

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (52)	Trustee, Chairman, President and Chief Executive Officer	Trustee Chairman from September 2004 to present; Chief Executive Officer and President from December 2002 to present.	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President of FMG LLC; from September 1999 to present, Senior Vice President of AXA Financial, Inc. and AXA Equitable; since September 2004, President of AXA Equitable’s Funds Management Group (“FMG”); since July 2004, Senior Vice President of MONY Life Insurance Company and MONY Life Insurance Company of America: Director of MONY Capital Management, Inc.; Director of MONY Capital Management, Inc.; Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; since January 2005, MONY Financial Resources of Americas Limited.	82	None

*	Affiliated with the Manager and Distributor.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (72)	Trustee	From March 2000 to present	Retired. 1996, Vice- Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	62	From 1994-2006, Director of Atlantic Bank of New York
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (65)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	62	From 1997 to 2010, Director, Old Mutual Funds II (12 portfolios); from 2008 to 2009, Director, Old Mutual Funds III (13 portfolios).
David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (79)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	62	From 2004 to 2009, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.
William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (76)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm); and from 2008 to present, Chairman, Keefe Ventures, LLC.	62	Lead Director from 2008 to present and from 1991 to present, Director, Transistor Devices, Inc. From 1999 to 2010, Advisory Director, Alexander Proudfoot PLC (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to 2009, Director, United States Shipping Partners LLC. From 2005-2009, Lead Director and from 1975-2009, Director, Selective Insurance Group, Inc.
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From March 1997 to present	From 2006 to present, Senior Counselor for APCO Worldwide (global communications consulting) and a member of its International Advisory Counsel. From 1998 to 2005, President and Chief Executive Officer, Burson- Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson- Marsteller U.S.A.	62	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (68)	Trustee	From March 1997 to present	Retired. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation. From 1984-1994 President and Chief Executive Officer of the CVS Division of Melville Corporation.	62	From 1997 to present, Director, LoJack Corporation
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (58)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	62	None

*	Affiliated with the Manager and Distributor.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (52)	Trustee, Chairman, President and Chief Executive	Trustee and Chairman from September 2004 to present; Chief Officer	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President of FMG LLC; from September 1999 to present, Senior Vice President of AXA Financial, Inc. and AXA Equitable; since September 2004, President of AXA Equitable’s Funds Management Group (“FMG”); since July 2004, Senior Vice President of MONY Life Insurance Company and MONY Life Insurance Company of America: Director of MONY Capital Management, Inc.; Director of MONY Capital Management, Inc.; Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; since January 2005, MONY Financial Resources of Americas Limited.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (55)	Vice President, Secretary	From July 1999 to present	From May 2011 to present, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Senior Vice President and Associate General Counsel of and from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (43)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From June 2010 to present

From May 2011 to present, Senior Vice President of FMG LLC; from February 2001 to present, Vice President, AXA Financial; from December 2002 to June 2007, Chief Financial Officer and Treasurer of the Trust. From

July 2004 to June 2007, Director of Enterprise Capital Management, Inc.

Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President	From June 2007 to present	From May 2011 to present Vice President of FMG LLC; from May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, FMG LLC.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (43)	Controller	From June 2007 to present	From May 2011 to present Vice President of FMG LLC; from September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From July 1999 to present	From May 2011 to present Vice President of FMG LLC; from February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a Director of Enterprise Capital Management, Inc.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Controller	From March 2007 to present	From May 2011 to present Vice President of FMG LLC; from September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Financial and AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Controller	From March 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant Controller	From March 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Assistant Secretary	From September 2006 to present	From May 2011 to present, Vice President and Associate Corporate Counsel of FMG LLC; from May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008 Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (40)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from June 2007; Vice President and AML Compliance Officer from November 2005 to Present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG; and from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s FMG.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (37)	Vice President and Risk Officer	From March 2010; from November 2005 to March 2010 Assistant Anti-Money Laundering Compliance officer	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to September 2007, Associate Compliance Officer of AXA Equitable.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From March 2010 to present	From September 2010 to present Vice President of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (49)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (47)	Assistant Secretary	From March 2009 to present	From July 2004 to present, Senior Legal Assistant for AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 is available (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ STEVEN M. JOENK
Steven M. Joenk
President and Chief Executive Officer
August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ STEVEN M. JOENK
Steven M. Joenk
Chief Executive Officer
August 31, 2011

/s/ BRIAN WALSH
Brian Walsh
Chief Financial Officer
August 31, 2011